SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
December 31, 2023
SPDR® Series Trust - Equity Funds
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR MSCI USA Climate Paris Aligned ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Apple, Inc.	7.7%
Microsoft Corp.	7.3
NVIDIA Corp.	3.5
Amazon.com, Inc.	3.3
Tesla, Inc.	2.3
Alphabet, Inc. Class C	2.2
Meta Platforms, Inc. Class A	1.9
Visa, Inc. Class A	1.8
Eli Lilly & Co.	1.6
Digital Realty Trust, Inc. REIT	1.6
TOTAL	33.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	33.8%
Health Care	14.3
Financials	12.7
Consumer Discretionary	11.6
Real Estate	7.7
Industrials	7.5
Communication Services	7.4
Utilities	1.8
Consumer Staples	1.5
Materials	1.4
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Cencora, Inc.	1.3%
Centene Corp.	1.2
Cognizant Technology Solutions Corp. Class A	1.1
McKesson Corp.	1.0
Cardinal Health, Inc.	1.0
Archer-Daniels-Midland Co.	0.9
Marathon Petroleum Corp.	0.9
CDW Corp.	0.9
NVR, Inc.	0.8
Jabil, Inc.	0.8
TOTAL	9.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	21.0%
Consumer Discretionary	13.1
Health Care	11.6
Information Technology	10.7
Financials	8.9
Materials	7.8
Consumer Staples	6.7
Utilities	6.4
Real Estate	6.1
Energy	4.8
Communication Services	2.6
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Marathon Petroleum Corp.	1.0%
Builders FirstSource, Inc.	0.9
ON Semiconductor Corp.	0.8
Cardinal Health, Inc.	0.8
Cognizant Technology Solutions Corp. Class A	0.8
Reliance Steel & Aluminum Co.	0.7
Jabil, Inc.	0.7
DR Horton, Inc.	0.7
Lennar Corp. Class A	0.6
Lam Research Corp.	0.6
TOTAL	7.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	19.9%
Industrials	19.8
Consumer Discretionary	14.9
Financials	9.8
Health Care	7.8
Energy	7.4
Materials	7.1
Consumer Staples	4.2
Communication Services	3.4
Real Estate	3.2
Utilities	2.3
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Pioneer Natural Resources Co.	1.5%
Dow, Inc.	1.4
Devon Energy Corp.	1.4
3M Co.	1.4
Diamondback Energy, Inc.	1.3
Cardinal Health, Inc.	1.2
Valero Energy Corp.	1.2
PACCAR, Inc.	1.2
LyondellBasell Industries NV Class A	1.2
T Rowe Price Group, Inc.	1.1
TOTAL	12.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	18.9%
Energy	11.7
Consumer Discretionary	11.5
Materials	10.8
Industrials	10.6
Real Estate	10.5
Utilities	9.2
Consumer Staples	7.5
Information Technology	4.5
Health Care	2.7
Communication Services	1.6
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Deckers Outdoor Corp.	1.4%
Reliance Steel & Aluminum Co.	1.3
Carlisle Cos., Inc.	1.2
GoDaddy, Inc. Class A	1.2
Graco, Inc.	1.2
Watsco, Inc.	1.1
Lennox International, Inc.	1.1
Manhattan Associates, Inc.	1.1
Super Micro Computer, Inc.	1.0
Owens Corning	1.0
TOTAL	11.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	27.3%
Consumer Discretionary	19.1
Information Technology	12.6
Health Care	9.4
Financials	8.8
Energy	6.2
Materials	6.0
Real Estate	4.8
Consumer Staples	3.1
Utilities	1.5
Communication Services	1.1
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
WP Carey, Inc. REIT	1.1%
Fidelity National Financial, Inc.	1.0
U.S. Steel Corp.	0.9
Performance Food Group Co.	0.9
Reinsurance Group of America, Inc.	0.8
Cleveland-Cliffs, Inc.	0.8
U.S. Foods Holding Corp.	0.8
Regal Rexnord Corp.	0.8
Annaly Capital Management, Inc. REIT	0.8
Ally Financial, Inc.	0.8
TOTAL	8.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	23.5%
Industrials	15.1
Consumer Discretionary	12.6
Real Estate	11.2
Materials	8.3
Information Technology	6.6
Health Care	6.2
Consumer Staples	5.2
Utilities	4.9
Energy	3.9
Communication Services	2.3
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P 500 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Apple, Inc.	9.4%
Microsoft Corp.	9.3
Amazon.com, Inc.	4.6
NVIDIA Corp.	4.1
Alphabet, Inc. Class A	2.8
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.3
JPMorgan Chase & Co.	1.6
UnitedHealth Group, Inc.	1.6
Eli Lilly & Co.	1.6
TOTAL	39.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	31.5%
Health Care	12.8
Financials	12.7
Consumer Discretionary	12.1
Communication Services	8.4
Industrials	6.8
Consumer Staples	5.9
Energy	3.5
Real Estate	2.5
Materials	2.3
Utilities	1.3
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
elf Beauty, Inc.	1.4%
SPS Commerce, Inc.	1.2
Fabrinet	1.2
Applied Industrial Technologies, Inc.	1.1
Meritage Homes Corp.	1.1
Ensign Group, Inc.	1.1
ATI, Inc.	1.0
Mueller Industries, Inc.	0.9
DoubleVerify Holdings, Inc.	0.9
Boise Cascade Co.	0.9
TOTAL	10.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	20.0%
Consumer Discretionary	16.2
Information Technology	14.2
Health Care	11.4
Financials	10.9
Materials	6.2
Energy	6.1
Real Estate	5.4
Consumer Staples	4.5
Communication Services	3.5
Utilities	1.6
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Alaska Air Group, Inc.	0.9%
Academy Sports & Outdoors, Inc.	0.9
Lincoln National Corp.	0.8
Cytokinetics, Inc.	0.8
DXC Technology Co.	0.8
Mr Cooper Group, Inc.	0.8
Organon & Co.	0.6
Blackstone Mortgage Trust, Inc. Class AREIT	0.6
Advance Auto Parts, Inc.	0.6
Jackson Financial, Inc. Class A	0.6
TOTAL	7.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	26.1%
Industrials	14.8
Consumer Discretionary	13.4
Information Technology	10.0
Real Estate	9.8
Health Care	9.5
Materials	5.1
Consumer Staples	4.4
Utilities	2.4
Energy	2.3
Communication Services	2.0
Short-Term Investments	7.7
Liabilities in Excess of Other Assets	(7.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Microsoft Corp.	10.5%
Apple, Inc.	6.1
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Alphabet, Inc. Class A	3.1
Alphabet, Inc. Class C	2.8
Broadcom, Inc.	2.1
Eli Lilly & Co.	1.9
Berkshire Hathaway, Inc. Class B	1.8
TOTAL	41.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

		% of Net Assets
	Information Technology	37.4%
	Consumer Discretionary	11.5
	Communication Services	11.4
	Financials	10.3
	Industrials	9.0
	Health Care	8.1
	Consumer Staples	3.9
	Energy	2.8
	Materials	2.8
	Real Estate	1.6
	Utilities	1.0
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	2.4%
Amazon.com, Inc.	2.3
JPMorgan Chase & Co.	2.1
Apple, Inc.	2.0
Microsoft Corp.	1.8
Meta Platforms, Inc. Class A	1.6
Verizon Communications, Inc.	1.6
Exxon Mobil Corp.	1.5
Bank of America Corp.	1.4
Alphabet, Inc. Class A	1.4
TOTAL	18.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	22.8%
Information Technology	13.1
Health Care	11.7
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.6
Energy	7.5
Consumer Staples	7.3
Materials	3.8
Utilities	3.0
Real Estate	2.8
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Maxeon Solar Technologies Ltd.	3.4%
Sunrun, Inc.	3.0
FuelCell Energy, Inc.	2.9
Sunnova Energy International, Inc.	2.7
Enphase Energy, Inc.	2.6
Canadian Solar, Inc.	2.6
First Solar, Inc.	2.5
NEXTracker, Inc. Class A	2.5
SolarEdge Technologies, Inc.	2.5
Daqo New Energy Corp. ADR	2.5
TOTAL	27.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	39.1%
Utilities	31.9
Information Technology	22.2
Consumer Discretionary	4.6
Energy	2.2
Short-Term Investments	10.3
Liabilities in Excess of Other Assets	(10.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Rocket Lab USA, Inc.	4.9%
Virgin Galactic Holdings, Inc.	4.8
Oceaneering International, Inc.	4.3
Teledyne Technologies, Inc.	4.3
Boeing Co.	4.3
Honeywell International, Inc.	4.2
L3Harris Technologies, Inc.	4.1
Hexcel Corp.	4.1
Iridium Communications, Inc.	4.0
HEICO Corp.	4.0
TOTAL	43.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	68.1%
Information Technology	18.1
Energy	7.0
Communication Services	4.0
Materials	2.5
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Rocket Lab USA, Inc.	2.2%
Broadcom, Inc.	2.2
Viasat, Inc.	2.1
SentinelOne, Inc. Class A	2.0
Fortinet, Inc.	2.0
Zscaler, Inc.	2.0
Tenable Holdings, Inc.	1.9
Teledyne Technologies, Inc.	1.9
Boeing Co.	1.9
CyberArk Software Ltd.	1.9
TOTAL	20.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	52.9%
Industrials	39.9
Communication Services	3.7
Health Care	3.2
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Stem, Inc.	3.0%
Silicon Laboratories, Inc.	2.9
Alarm.com Holdings, Inc.	2.8
Shoals Technologies Group, Inc. Class A	2.8
ChargePoint Holdings, Inc.	2.8
ADT, Inc.	2.7
Resideo Technologies, Inc.	2.7
Acuity Brands, Inc.	2.7
Pentair PLC	2.6
Blink Charging Co.	2.6
TOTAL	27.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	54.1%
Information Technology	25.5
Communication Services	6.1
Consumer Discretionary	5.2
Energy	4.9
Utilities	3.9
Short-Term Investments	8.9
Liabilities in Excess of Other Assets	(8.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Teledyne Technologies, Inc.	1.3%
Coinbase Global, Inc. Class A	1.2
Leidos Holdings, Inc.	1.2
Snap, Inc. Class A	1.1
Bruker Corp.	1.1
EHang Holdings Ltd. ADR	1.0
PTC, Inc.	1.0
Elbit Systems Ltd.	1.0
Lockheed Martin Corp.	0.9
Ambarella, Inc.	0.9
TOTAL	10.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	34.5%
Industrials	26.0
Financials	9.3
Health Care	8.5
Communication Services	8.3
Consumer Discretionary	5.8
Utilities	3.0
Materials	2.3
Energy	1.5
Consumer Staples	0.6
Short-Term Investments	9.0
Liabilities in Excess of Other Assets	(8.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Aurora Innovation, Inc.	2.4%
Aspen Aerogels, Inc.	1.8
Luminar Technologies, Inc.	1.7
ANSYS, Inc.	1.7
Rivian Automotive, Inc. Class A	1.7
Garrett Motion, Inc.	1.7
Fisker, Inc.	1.6
Lyft, Inc. Class A	1.6
Blink Charging Co.	1.6
NIO, Inc. ADR	1.6
TOTAL	17.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Consumer Discretionary	34.8%
Industrials	30.6
Information Technology	30.6
Materials	2.8
Communication Services	1.0
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P SmallCap 600 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Cytokinetics, Inc.	1.2%
elf Beauty, Inc.	1.1
SPS Commerce, Inc.	1.0
Fabrinet	1.0
Applied Industrial Technologies, Inc.	1.0
Meritage Homes Corp.	0.9
Ensign Group, Inc.	0.9
Boise Cascade Co.	0.7
AAON, Inc.	0.7
Academy Sports & Outdoors, Inc.	0.7
TOTAL	9.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Banks	10.8%
Specialty Retail	5.5
Machinery	5.5
Electronic Equipment, Instruments & Components	4.9
Household Durables	4.0
Software	3.3
Chemicals	3.3
Health Care Providers & Services	3.0
Biotechnology	2.9
Semiconductors & Semiconductor Equipment	2.7
Insurance	2.7
Commercial Services & Supplies	2.5
Health Care Equipment & Supplies	2.5
Building Products	2.4
Energy Equipment & Services	2.2
Financial Services	2.1
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	2.1
Hotels, Restaurants & Leisure	2.0
Retail REITs	2.0
Trading Companies & Distributors	1.9
Food Products	1.7
Construction & Engineering	1.7
Diversified Consumer Services	1.5
Personal Products	1.4
Communications Equipment	1.3
Capital Markets	1.3
Water Utilities	1.3
Auto Components	1.3
Hotel & Resort REITs	1.3
Office REITs	1.1
Consumer Finance	1.1
Pharmaceuticals	1.1
Professional Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Real Estate Management & Development	0.9
Industrial REITs	0.8
Consumer Staples Distribution & Retail	0.8
Interactive Media & Services	0.7
Mortgage Real Estate Investment Trust (REITs)	0.7
Air Freight & Logistics	0.7
Electrical Equipment	0.6
Health Care REITs	0.6
Marine	0.5
Health Care Technology	0.5
Specialized REITs	0.5
Residential REITs	0.5
Ground Transportation	0.5
Diversified REITs	0.5
Airlines	0.5
Media	0.4
Beverages	0.4
Automobiles	0.3
Diversified Telecommunication Services	0.3
Entertainment	0.2
Gas Utilities	0.2
See accompanying notes to financial statements.
18

SPDR S&P SmallCap 600 ESG ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Multi-Utilities	0.1%
Paper & Forest Products	0.1
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Republic Services, Inc.	1.2%
Walmart, Inc.	1.2
Verizon Communications, Inc.	1.1
Colgate-Palmolive Co.	1.1
Public Storage REIT	1.1
Linde PLC	1.1
McDonald's Corp.	1.1
Procter & Gamble Co.	1.1
Microsoft Corp.	1.1
Berkshire Hathaway, Inc. Class B	1.1
TOTAL	11.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	20.2%
Industrials	18.8
Real Estate	10.7
Utilities	8.7
Information Technology	8.6
Health Care	8.0
Consumer Discretionary	7.3
Consumer Staples	7.3
Materials	5.6
Communication Services	2.4
Energy	2.0
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Equity Commonwealth REIT	1.3%
National HealthCare Corp.	0.9
NewMarket Corp.	0.9
City Holding Co.	0.7
MGE Energy, Inc.	0.5
Westamerica BanCorp	0.5
Southwest Gas Holdings, Inc.	0.5
White Mountains Insurance Group Ltd.	0.5
Southside Bancshares, Inc.	0.5
First Mid Bancshares, Inc.	0.5
TOTAL	6.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	34.2%
Industrials	17.2
Real Estate	9.3
Information Technology	9.3
Health Care	9.2
Consumer Discretionary	6.5
Materials	4.3
Utilities	3.3
Consumer Staples	2.7
Communication Services	2.4
Energy	1.2
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.2%
Axon Enterprise, Inc. (a)	355	$ 91,707
L3Harris Technologies, Inc.	664	139,852
		231,559
AUTOMOBILES — 2.9%
Lucid Group, Inc. (a)	47,951	201,874
Rivian Automotive, Inc. Class A (a)	20,106	471,687
Tesla, Inc. (a)	10,176	2,528,532
		3,202,093
BANKS — 1.6%
Bank of New York Mellon Corp.	3,752	195,292
JPMorgan Chase & Co.	7,250	1,233,225
M&T Bank Corp.	515	70,596
Northern Trust Corp.	1,178	99,400
U.S. Bancorp	3,440	148,883
		1,747,396
BEVERAGES — 0.4%
Brown-Forman Corp. Class B	3,210	183,291
Constellation Brands, Inc. Class A	169	40,856
Keurig Dr Pepper, Inc.	3,259	108,590
Monster Beverage Corp. (a)	2,899	167,011
		499,748
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	3,939	610,427
Alnylam Pharmaceuticals, Inc. (a)	578	110,635
Amgen, Inc.	1,049	302,133
Biogen, Inc. (a)	460	119,034
BioMarin Pharmaceutical, Inc. (a)	1,074	103,555
Exact Sciences Corp. (a)	551	40,763
Gilead Sciences, Inc.	313	25,356
Incyte Corp. (a)	743	46,653
Moderna, Inc. (a)	786	78,168
Neurocrine Biosciences, Inc. (a)	412	54,285
Regeneron Pharmaceuticals, Inc. (a)	340	298,618
Vertex Pharmaceuticals, Inc. (a)	793	322,664
		2,112,291
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	24,133	3,666,768
eBay, Inc.	3,923	171,121
Etsy, Inc. (a)	1,314	106,500
MercadoLibre, Inc. (a)	179	281,306
		4,225,695
BUILDING PRODUCTS — 0.3%
A O Smith Corp.	885	72,960
Allegion PLC	2,365	299,622
Fortune Brands Innovations, Inc.	309	23,527
		396,109
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	103	39,123
Security Description	Shares	Value
BlackRock, Inc.	679	$ 551,212
Blackstone, Inc.	1,794	234,871
Cboe Global Markets, Inc.	716	127,849
Charles Schwab Corp.	7,084	487,379
CME Group, Inc.	1,827	384,766
FactSet Research Systems, Inc.	286	136,436
Intercontinental Exchange, Inc.	2,394	307,461
KKR & Co., Inc.	1,676	138,857
MarketAxess Holdings, Inc.	361	105,719
Moody's Corp.	1,632	637,394
Nasdaq, Inc.	2,146	124,768
S&P Global, Inc.	2,026	892,494
SEI Investments Co.	1,798	114,263
T Rowe Price Group, Inc.	1,214	130,736
Tradeweb Markets, Inc. Class A	255	23,174
		4,436,502
CHEMICALS — 1.2%
Albemarle Corp.	275	39,732
Sherwin-Williams Co.	4,233	1,320,273
		1,360,005
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	296	178,388
Copart, Inc. (a)	4,006	196,294
Rollins, Inc.	3,166	138,259
		512,941
COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	16,185	817,666
Juniper Networks, Inc.	11,086	326,815
Motorola Solutions, Inc.	1,397	437,387
		1,581,868
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	3,984	368,241
CONSTRUCTION MATERIALS — 0.0% (b)
Vulcan Materials Co.	230	52,212
CONSUMER FINANCE — 0.4%
American Express Co.	1,846	345,829
Discover Financial Services	642	72,161
		417,990
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Dollar General Corp.	898	122,083
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	309	20,026
ELECTRIC UTILITIES — 1.3%
Edison International	20,157	1,441,024
NextEra Energy, Inc.	183	11,115
		1,452,139
ELECTRICAL EQUIPMENT — 1.4%
AMETEK, Inc.	3,839	633,013
Eaton Corp. PLC	422	101,626
Rockwell Automation, Inc.	2,631	816,873
		1,551,512

See accompanying notes to financial statements.
22

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,841	$ 182,498
Corning, Inc.	5,390	164,126
Keysight Technologies, Inc. (a)	1,096	174,363
Trimble, Inc. (a)	2,581	137,309
		658,296
ENTERTAINMENT — 1.1%
Liberty Media Corp.-Liberty Formula One Class C (a)	1,315	83,016
Netflix, Inc. (a)	1,305	635,379
Take-Two Interactive Software, Inc. (a)	213	34,282
Walt Disney Co.	5,353	483,322
		1,235,999
FINANCIAL SERVICES — 3.5%
Apollo Global Management, Inc.	1,840	171,470
Block, Inc. (a)	467	36,122
Fiserv, Inc. (a)	636	84,486
Mastercard, Inc. Class A	3,270	1,394,688
PayPal Holdings, Inc. (a)	3,136	192,582
Visa, Inc. Class A	7,758	2,019,795
		3,899,143
FOOD PRODUCTS — 0.8%
Darling Ingredients, Inc. (a)	8,376	417,460
Hershey Co.	2,201	410,354
McCormick & Co., Inc.	206	14,095
		841,909
GROUND TRANSPORTATION — 0.8%
Old Dominion Freight Line, Inc.	614	248,873
Uber Technologies, Inc. (a)	3,843	236,614
U-Haul Holding Co.	2,327	163,914
Union Pacific Corp.	1,125	276,322
		925,723
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Align Technology, Inc. (a)	180	49,320
Baxter International, Inc.	295	11,405
Becton Dickinson & Co.	566	138,008
Boston Scientific Corp. (a)	4,354	251,705
Cooper Cos., Inc.	341	129,048
Dexcom, Inc. (a)	1,426	176,952
Edwards Lifesciences Corp. (a)	3,604	274,805
Hologic, Inc. (a)	1,416	101,173
IDEXX Laboratories, Inc. (a)	397	220,355
Insulet Corp. (a)	245	53,160
Intuitive Surgical, Inc. (a)	969	326,902
Medtronic PLC	4,736	390,151
ResMed, Inc.	836	143,809
Stryker Corp.	1,211	362,646
Teleflex, Inc.	259	64,579
Zimmer Biomet Holdings, Inc.	870	105,879
		2,799,897
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Elevance Health, Inc.	701	$ 330,564
Humana, Inc.	404	184,955
Laboratory Corp. of America Holdings	90	20,456
Quest Diagnostics, Inc.	247	34,056
UnitedHealth Group, Inc.	2,732	1,438,316
		2,008,347
HEALTH CARE REITs — 0.7%
Healthpeak Properties, Inc. REIT	28,515	564,597
Ventas, Inc. REIT	1,545	77,003
Welltower, Inc. REIT	2,071	186,742
		828,342
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	468	90,099
HOTELS, RESTAURANTS & LEISURE — 2.1%
Airbnb, Inc. Class A (a)	1,969	268,060
Chipotle Mexican Grill, Inc. (a)	72	164,661
Hilton Worldwide Holdings, Inc.	224	40,788
McDonald's Corp.	4,372	1,296,342
Starbucks Corp.	3,800	364,838
Vail Resorts, Inc.	48	10,247
Yum! Brands, Inc.	1,549	202,392
		2,347,328
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	1,648	211,834
NVR, Inc. (a)	5	35,002
		246,836
HOUSEHOLD PRODUCTS — 0.1%
Church & Dwight Co., Inc.	1,128	106,664
INDUSTRIAL REITs — 1.0%
Prologis, Inc. REIT	8,771	1,169,174
INSURANCE — 3.3%
Aflac, Inc.	6,868	566,610
Allstate Corp.	980	137,180
American Financial Group, Inc.	1,633	194,147
Aon PLC Class A	171	49,764
Arch Capital Group Ltd. (a)	3,346	248,507
Arthur J Gallagher & Co.	232	52,172
Brown & Brown, Inc.	2,638	187,588
Chubb Ltd.	1,855	419,230
Cincinnati Financial Corp.	1,300	134,498
Erie Indemnity Co. Class A	302	101,146
Globe Life, Inc.	644	78,388
Hartford Financial Services Group, Inc.	2,037	163,734
Markel Group, Inc. (a)	123	174,648
Marsh & McLennan Cos., Inc.	1,981	375,340
MetLife, Inc.	2,044	135,170
Progressive Corp.	1,903	303,110
Travelers Cos., Inc.	375	71,434
W R Berkley Corp.	1,323	93,563

See accompanying notes to financial statements.
23

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Willis Towers Watson PLC	580	$ 139,896
		3,626,125
INTERACTIVE MEDIA & SERVICES — 5.3%
Alphabet, Inc. Class A (a)	9,105	1,271,877
Alphabet, Inc. Class C (a)	17,052	2,403,138
Match Group, Inc. (a)	824	30,076
Meta Platforms, Inc. Class A (a)	5,967	2,112,079
Pinterest, Inc. Class A (a)	1,093	40,485
Snap, Inc. Class A (a)	2,163	36,620
		5,894,275
IT SERVICES — 2.0%
Accenture PLC Class A	2,349	824,288
EPAM Systems, Inc. (a)	40	11,894
International Business Machines Corp.	6,377	1,042,958
MongoDB, Inc. (a)	63	25,758
Okta, Inc. (a)	412	37,298
Snowflake, Inc. Class A (a)	275	54,725
VeriSign, Inc. (a)	1,148	236,442
		2,233,363
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Agilent Technologies, Inc.	973	135,276
Avantor, Inc. (a)	1,801	41,117
Bio-Rad Laboratories, Inc. Class A (a)	154	49,725
Bio-Techne Corp.	578	44,598
Danaher Corp.	2,949	682,222
Illumina, Inc. (a)	542	75,468
IQVIA Holdings, Inc. (a)	101	23,369
Mettler-Toledo International, Inc. (a)	332	402,703
Revvity, Inc.	1,371	149,864
Thermo Fisher Scientific, Inc.	1,344	713,382
Waters Corp. (a)	694	228,485
West Pharmaceutical Services, Inc.	1,006	354,233
		2,900,442
MACHINERY — 3.1%
Deere & Co.	255	101,967
Fortive Corp.	6,587	485,001
IDEX Corp.	1,128	244,900
Illinois Tool Works, Inc.	3,248	850,781
Pentair PLC	6,199	450,729
Xylem, Inc.	11,509	1,316,169
		3,449,547
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	442	171,797
Comcast Corp. Class A	7,389	324,008
Fox Corp. Class A	1,178	34,951
Fox Corp. Class B	1,002	27,705
Liberty Broadband Corp. Class C (a)	4,244	342,024
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,793	51,603
Security Description	Shares	Value
Sirius XM Holdings, Inc.	14,475	$ 79,178
Trade Desk, Inc. Class A (a)	595	42,816
		1,074,082
METALS & MINING — 0.1%
Newmont Corp.	3,004	124,336
OFFICE REITs — 0.6%
Alexandria Real Estate Equities, Inc. REIT	1,621	205,494
Boston Properties, Inc. REIT	6,850	480,665
		686,159
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	657	96,086
PHARMACEUTICALS — 5.4%
Bristol-Myers Squibb Co.	8,556	439,008
Catalent, Inc. (a)	879	39,493
Eli Lilly & Co.	3,150	1,836,198
Jazz Pharmaceuticals PLC (a)	643	79,089
Johnson & Johnson	8,058	1,263,011
Merck & Co., Inc.	9,108	992,954
Pfizer, Inc.	13,185	379,596
Royalty Pharma PLC Class A	3,731	104,804
Zoetis, Inc.	4,380	864,481
		5,998,634
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	411	95,751
Booz Allen Hamilton Holding Corp.	298	38,117
Equifax, Inc.	509	125,871
Paychex, Inc.	1,410	167,945
Robert Half, Inc.	475	41,762
TransUnion	185	12,711
Verisk Analytics, Inc.	739	176,517
		658,674
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CoStar Group, Inc. (a)	2,030	177,401
Zillow Group, Inc. Class C (a)	309	17,879
		195,280
RESIDENTIAL REITs — 0.9%
AvalonBay Communities, Inc. REIT	1,837	343,923
Equity LifeStyle Properties, Inc. REIT	165	11,639
Equity Residential REIT	1,805	110,394
Essex Property Trust, Inc. REIT	1,987	492,657
Sun Communities, Inc. REIT	171	22,854
		981,467
RETAIL REITs — 0.8%
Kimco Realty Corp. REIT	8,710	185,610
Realty Income Corp. REIT	8,711	500,186
Simon Property Group, Inc. REIT	1,165	166,175
		851,971

See accompanying notes to financial statements.
24

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.1%
Advanced Micro Devices, Inc. (a)	4,309	$ 635,190
Analog Devices, Inc.	3,948	783,915
Broadcom, Inc.	1,329	1,483,496
Enphase Energy, Inc. (a)	4,195	554,327
First Solar, Inc. (a)	4,129	711,344
Intel Corp.	15,228	765,207
KLA Corp.	474	275,536
Marvell Technology, Inc.	6,634	400,097
Monolithic Power Systems, Inc.	309	194,911
NVIDIA Corp.	7,846	3,885,496
QUALCOMM, Inc.	5,580	807,035
Texas Instruments, Inc.	4,315	735,535
		11,232,089
SOFTWARE — 12.0%
Adobe, Inc. (a)	1,520	906,832
ANSYS, Inc. (a)	239	86,728
Autodesk, Inc. (a)	644	156,801
DocuSign, Inc. (a)	379	22,532
Fortinet, Inc. (a)	1,781	104,242
HubSpot, Inc. (a)	33	19,158
Intuit, Inc.	1,256	785,038
Microsoft Corp.	21,649	8,140,890
Oracle Corp.	5,116	539,380
Palo Alto Networks, Inc. (a)	121	35,680
Paycom Software, Inc.	68	14,057
Roper Technologies, Inc.	391	213,161
Salesforce, Inc. (a)	3,020	794,683
ServiceNow, Inc. (a)	1,238	874,635
Splunk, Inc. (a)	1,144	174,288
Synopsys, Inc. (a)	541	278,566
Tyler Technologies, Inc. (a)	121	50,593
Workday, Inc. Class A (a)	422	116,497
Zoom Video Communications, Inc. Class A (a)	182	13,088
		13,326,849
SPECIALIZED REITs — 3.5%
American Tower Corp. REIT	1,706	368,291
Crown Castle, Inc. REIT	582	67,041
Digital Realty Trust, Inc. REIT	12,998	1,749,271
Equinix, Inc. REIT	1,068	860,156
Extra Space Storage, Inc. REIT	838	134,357
Public Storage REIT	1,197	365,085
VICI Properties, Inc. REIT	10,616	338,438
		3,882,639
Security Description	Shares	Value
SPECIALTY RETAIL — 2.3%
Burlington Stores, Inc. (a)	316	$ 61,456
Home Depot, Inc.	3,058	1,059,750
Lowe's Cos., Inc.	1,945	432,860
O'Reilly Automotive, Inc. (a)	250	237,520
Ross Stores, Inc.	1,405	194,438
TJX Cos., Inc.	4,559	427,680
Ulta Beauty, Inc. (a)	250	122,497
		2,536,201
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.7%
Apple, Inc.	44,709	8,607,824
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Lululemon Athletica, Inc. (a)	420	214,742
NIKE, Inc. Class B	1,357	147,329
		362,071
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	3,881	251,373
WW Grainger, Inc.	54	44,749
		296,122
WATER UTILITIES — 0.5%
American Water Works Co., Inc.	4,107	542,083
TOTAL COMMON STOCKS (Cost $99,304,484)		111,004,486
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d) (Cost $213,685)	213,600	213,685
TOTAL INVESTMENTS — 99.9% (Cost $99,518,169)		111,218,171
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		93,200
NET ASSETS — 100.0%		$ 111,311,371
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
25

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$111,004,486	$—	$—	$111,004,486
Short-Term Investment	213,685	—	—	213,685
TOTAL INVESTMENTS	$111,218,171	$—	$—	$111,218,171

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	153,356	$153,387	$1,383,674	$1,323,439	$65	$(2)	213,600	$213,685	$4,420
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
BWX Technologies, Inc.	8,354	$ 641,002
Curtiss-Wright Corp.	3,537	788,008
General Dynamics Corp.	6,647	1,726,027
HEICO Corp.	2,470	441,809
HEICO Corp. Class A	4,660	663,770
Hexcel Corp.	4,167	307,316
Huntington Ingalls Industries, Inc.	7,583	1,968,850
L3Harris Technologies, Inc.	5,593	1,177,998
Textron, Inc.	10,352	832,508
Woodward, Inc.	3,028	412,202
		8,959,490
AIR FREIGHT & LOGISTICS — 1.3%
CH Robinson Worldwide, Inc.	31,895	2,755,409
Expeditors International of Washington, Inc.	26,454	3,364,949
FedEx Corp.	6,356	1,607,877
		7,728,235
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	34,664	1,354,322
Southwest Airlines Co.	52,544	1,517,471
		2,871,793
AUTO COMPONENTS — 1.0%
BorgWarner, Inc.	48,219	1,728,651
Gentex Corp.	62,912	2,054,706
Lear Corp.	15,166	2,141,591
Phinia, Inc.	9,562	289,633
		6,214,581
AUTOMOBILES — 0.2%
Thor Industries, Inc.	12,697	1,501,420
BANKS — 1.0%
Bank OZK	8,855	441,245
BOK Financial Corp.	3,009	257,721
Columbia Banking System, Inc.	19,093	509,401
Commerce Bancshares, Inc.	9,695	517,837
Cullen/Frost Bankers, Inc.	2,836	307,678
East West Bancorp, Inc.	6,106	439,327
First Hawaiian, Inc.	8,156	186,446
FNB Corp.	36,732	505,800
M&T Bank Corp.	5,678	778,340
Pinnacle Financial Partners, Inc.	4,800	418,656
Popular, Inc.	7,064	579,742
Prosperity Bancshares, Inc.	7,703	521,724
Wintrust Financial Corp.	5,171	479,610
		5,943,527
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	629	217,376
Brown-Forman Corp. Class A (b)	2,185	130,204
Brown-Forman Corp. Class B	9,284	530,117
Constellation Brands, Inc. Class A	5,276	1,275,473
Security Description	Shares	Value
Molson Coors Beverage Co. Class B	10,134	$ 620,302
		2,773,472
BIOTECHNOLOGY — 0.9%
Exelixis, Inc. (a)	34,095	817,939
Incyte Corp. (a)	25,723	1,615,147
Neurocrine Biosciences, Inc. (a)	9,778	1,288,349
United Therapeutics Corp. (a)	6,415	1,410,595
		5,132,030
BROADLINE RETAIL — 0.3%
eBay, Inc.	20,104	876,937
Macy's, Inc.	53,636	1,079,156
		1,956,093
BUILDING PRODUCTS — 2.7%
A O Smith Corp.	14,309	1,179,634
Advanced Drainage Systems, Inc.	1,712	240,776
Allegion PLC	3,786	479,648
Armstrong World Industries, Inc.	8,725	857,842
Builders FirstSource, Inc. (a)	8,001	1,335,687
Carlisle Cos., Inc.	6,057	1,892,389
Carrier Global Corp.	24,473	1,405,974
Fortune Brands Innovations, Inc.	21,670	1,649,954
Johnson Controls International PLC	17,538	1,010,890
Lennox International, Inc.	1,814	811,801
Masco Corp.	38,525	2,580,404
Owens Corning	6,925	1,026,493
Trane Technologies PLC	7,450	1,817,055
		16,288,547
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	9,861	1,493,153
Carlyle Group, Inc.	9,552	388,671
Cboe Global Markets, Inc.	6,372	1,137,784
Evercore, Inc. Class A	9,602	1,642,422
FactSet Research Systems, Inc.	4,435	2,115,717
Franklin Resources, Inc.	27,432	817,199
Houlihan Lokey, Inc.	9,184	1,101,253
Interactive Brokers Group, Inc. Class A	4,597	381,091
Invesco Ltd.	21,747	387,966
Janus Henderson Group PLC	25,699	774,825
Lazard Ltd. Class A	22,207	772,804
LPL Financial Holdings, Inc.	6,282	1,429,909
MarketAxess Holdings, Inc.	2,539	743,546
Nasdaq, Inc.	18,076	1,050,939
SEI Investments Co.	28,470	1,809,269
Stifel Financial Corp.	8,028	555,136
T Rowe Price Group, Inc.	17,804	1,917,313
Tradeweb Markets, Inc. Class A	7,949	722,405
Virtu Financial, Inc. Class A	11,023	223,326
		19,464,728
CHEMICALS — 2.8%
Ashland, Inc.	5,018	423,068
Axalta Coating Systems Ltd. (a)	10,294	349,687

See accompanying notes to financial statements.
27

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
CF Industries Holdings, Inc.	54,314	$ 4,317,963
Dow, Inc.	29,089	1,595,241
DuPont de Nemours, Inc.	11,995	922,775
Eastman Chemical Co.	8,852	795,087
Element Solutions, Inc.	10,702	247,644
FMC Corp.	5,298	334,039
Huntsman Corp.	48,252	1,212,573
LyondellBasell Industries NV Class A	43,906	4,174,582
NewMarket Corp.	1,725	941,557
RPM International, Inc.	7,510	838,341
Westlake Corp.	5,198	727,512
		16,880,069
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Clean Harbors, Inc. (a)	9,119	1,591,357
Copart, Inc. (a)	30,740	1,506,260
Driven Brands Holdings, Inc. (a)	2,794	39,842
MSA Safety, Inc.	2,609	440,477
RB Global, Inc.	17,132	1,145,960
Republic Services, Inc.	8,001	1,319,445
Rollins, Inc.	19,859	867,243
Stericycle, Inc. (a)	7,656	379,431
Tetra Tech, Inc.	6,037	1,007,756
		8,297,771
COMMUNICATIONS EQUIPMENT — 0.7%
F5, Inc. (a)	16,848	3,015,455
Juniper Networks, Inc.	26,551	782,723
Lumentum Holdings, Inc. (a)	2,718	142,478
		3,940,656
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	18,348	1,695,905
EMCOR Group, Inc.	9,683	2,086,009
MDU Resources Group, Inc.	55,639	1,101,652
Quanta Services, Inc.	8,511	1,836,674
Valmont Industries, Inc.	3,849	898,780
		7,619,020
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,246	1,064,099
CONSUMER FINANCE — 0.4%
Credit Acceptance Corp. (a)	610	324,965
Discover Financial Services	12,309	1,383,532
Synchrony Financial	12,934	493,949
		2,202,446
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
Albertsons Cos., Inc. Class A	103,162	2,372,726
BJ's Wholesale Club Holdings, Inc. (a)	20,534	1,368,796
Casey's General Stores, Inc.	10,412	2,860,593
Dollar General Corp.	9,809	1,333,534
Grocery Outlet Holding Corp. (a)	16,155	435,539
Kroger Co.	74,762	3,417,371
Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	27,340	$ 713,847
		12,502,406
CONTAINERS & PACKAGING — 3.3%
Amcor PLC	126,125	1,215,845
AptarGroup, Inc.	7,747	957,684
Ardagh Group SA (a) (b)	1,132	10,867
Ardagh Metal Packaging SA	17,293	66,405
Avery Dennison Corp.	9,968	2,015,131
Ball Corp.	15,641	899,670
Berry Global Group, Inc.	21,771	1,467,148
Crown Holdings, Inc.	11,441	1,053,602
Graphic Packaging Holding Co.	69,730	1,718,845
International Paper Co.	91,503	3,307,833
Packaging Corp. of America	20,254	3,299,579
Sealed Air Corp.	18,571	678,213
Silgan Holdings, Inc.	22,314	1,009,709
Sonoco Products Co.	11,958	668,093
Westrock Co.	30,048	1,247,593
		19,616,217
DISTRIBUTORS — 1.1%
Genuine Parts Co.	16,672	2,309,072
LKQ Corp.	69,514	3,322,074
Pool Corp.	3,157	1,258,727
		6,889,873
DIVERSIFIED CONSUMER SERVICES — 0.7%
Grand Canyon Education, Inc. (a)	7,914	1,044,965
H&R Block, Inc.	42,558	2,058,530
Mister Car Wash, Inc. (a) (b)	3,457	29,868
Service Corp. International	16,379	1,121,143
		4,254,506
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	14,359	930,607
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Frontier Communications Parent, Inc. (a)	13,033	330,256
GCI Liberty, Inc. (a) (c)	10,520	—
		330,256
ELECTRIC UTILITIES — 3.4%
Alliant Energy Corp.	18,428	945,356
American Electric Power Co., Inc.	24,145	1,961,057
Avangrid, Inc.	6,504	210,795
Edison International	19,648	1,404,635
Entergy Corp.	19,014	1,924,027
Evergy, Inc.	27,514	1,436,231
Eversource Energy	26,618	1,642,863
Exelon Corp.	49,181	1,765,598
FirstEnergy Corp.	25,124	921,046
Hawaiian Electric Industries, Inc.	30,440	431,944
IDACORP, Inc.	8,298	815,859
NRG Energy, Inc.	16,808	868,974
OGE Energy Corp.	43,263	1,511,176
Pinnacle West Capital Corp.	17,237	1,238,306
PPL Corp.	42,116	1,141,343

See accompanying notes to financial statements.
28

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	31,924	$ 1,976,415
		20,195,625
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	7,820	1,601,771
AMETEK, Inc.	7,524	1,240,632
nVent Electric PLC	7,340	433,721
Regal Rexnord Corp.	2,423	358,652
Sensata Technologies Holding PLC	6,811	255,889
		3,890,665
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Amphenol Corp. Class A	41,962	4,159,693
Arrow Electronics, Inc. (a)	5,175	632,644
Avnet, Inc.	17,314	872,626
CDW Corp.	22,753	5,172,212
Corning, Inc.	67,206	2,046,423
Crane NXT Co.	4,951	281,563
Hubbell, Inc.	3,925	1,291,050
IPG Photonics Corp. (a)	5,615	609,452
Jabil, Inc.	36,082	4,596,847
Keysight Technologies, Inc. (a)	7,085	1,127,153
Littelfuse, Inc.	2,169	580,338
TD SYNNEX Corp.	11,482	1,235,578
Teledyne Technologies, Inc. (a)	1,657	739,502
Trimble, Inc. (a)	7,937	422,248
Vontier Corp.	12,755	440,685
		24,208,014
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	15,881	2,172,680
Liberty Media Corp.-Liberty Formula One Class A (a)	1,165	67,547
Liberty Media Corp.-Liberty Live Class A (a)	2,009	73,429
Liberty Media Corp.-Liberty Live Class C (a)	4,640	173,490
Live Nation Entertainment, Inc. (a)	13,481	1,261,821
Madison Square Garden Sports Corp. (a)	2,885	524,579
		4,273,546
FINANCIAL SERVICES — 0.9%
Corebridge Financial, Inc.	7,943	172,045
Euronet Worldwide, Inc. (a)	6,173	626,498
FleetCor Technologies, Inc. (a)	2,404	679,395
Jack Henry & Associates, Inc.	8,187	1,337,838
MGIC Investment Corp.	22,442	432,906
Voya Financial, Inc.	5,871	428,348
Western Union Co.	80,636	961,181
WEX, Inc. (a)	2,666	518,670
		5,156,881
FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	79,499	5,741,418
Campbell Soup Co.	16,598	717,532
Conagra Brands, Inc.	27,602	791,073
Security Description	Shares	Value
Darling Ingredients, Inc. (a)	6,268	$ 312,397
Flowers Foods, Inc.	52,219	1,175,450
Hershey Co.	8,020	1,495,249
Hormel Foods Corp.	32,044	1,028,933
Ingredion, Inc.	12,972	1,407,851
J M Smucker Co.	10,143	1,281,872
Kellanova	23,795	1,330,378
Pilgrim's Pride Corp. (a)	11,412	315,656
Post Holdings, Inc. (a)	11,543	1,016,477
Seaboard Corp.	72	257,047
Tyson Foods, Inc. Class A	34,123	1,834,111
WK Kellogg Co.	5,976	78,525
		18,783,969
GAS UTILITIES — 0.6%
Atmos Energy Corp.	8,415	975,299
National Fuel Gas Co.	24,549	1,231,623
UGI Corp.	57,767	1,421,068
		3,627,990
GROUND TRANSPORTATION — 1.6%
Avis Budget Group, Inc.	3,774	668,979
JB Hunt Transport Services, Inc.	14,478	2,891,836
Knight-Swift Transportation Holdings, Inc.	35,493	2,046,171
Landstar System, Inc.	10,011	1,938,630
Ryder System, Inc.	4,748	546,305
Saia, Inc. (a)	699	306,316
Schneider National, Inc. Class B	15,214	387,196
U-Haul Holding Co. (a) (b) (d)	2,105	151,139
U-Haul Holding Co. (d)	5,993	422,147
		9,358,719
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Enovis Corp. (a)	14,569	816,155
Globus Medical, Inc. Class A (a)	5,709	304,233
Hologic, Inc. (a)	38,472	2,748,824
Integra LifeSciences Holdings Corp. (a)	5,119	222,933
Teleflex, Inc.	1,641	409,167
		4,501,312
HEALTH CARE PROVIDERS & SERVICES — 8.5%
Acadia Healthcare Co., Inc. (a)	9,474	736,698
Amedisys, Inc. (a)	2,147	204,094
Cardinal Health, Inc.	58,575	5,904,360
Cencora, Inc.	38,078	7,820,459
Centene Corp. (a)	93,696	6,953,180
Chemed Corp.	2,914	1,703,961
CVS Health Corp.	47,708	3,767,024
DaVita, Inc. (a)	2,508	262,738
Encompass Health Corp.	14,012	934,881
Henry Schein, Inc. (a)	35,270	2,670,292
Humana, Inc.	5,037	2,305,989
Laboratory Corp. of America Holdings	8,522	1,936,965
McKesson Corp.	13,460	6,231,711
Molina Healthcare, Inc. (a)	12,283	4,437,971

See accompanying notes to financial statements.
29

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Premier, Inc. Class A	32,934	$ 736,404
Quest Diagnostics, Inc.	18,661	2,572,979
Tenet Healthcare Corp. (a)	4,660	352,156
Universal Health Services, Inc. Class B	7,836	1,194,520
		50,726,382
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	37,126	735,095
Medical Properties Trust, Inc. REIT (b)	37,321	183,246
Omega Healthcare Investors, Inc. REIT	26,784	821,197
		1,739,538
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	51,345	999,687
HOTELS, RESTAURANTS & LEISURE — 1.8%
Boyd Gaming Corp.	15,913	996,313
Choice Hotels International, Inc.	2,884	326,757
Domino's Pizza, Inc.	4,973	2,050,020
Expedia Group, Inc. (a)	6,870	1,042,797
Hyatt Hotels Corp. Class A	3,288	428,788
Marriott Vacations Worldwide Corp.	4,574	388,287
MGM Resorts International (a)	21,479	959,682
Texas Roadhouse, Inc.	4,084	499,187
Travel & Leisure Co.	13,442	525,448
Vail Resorts, Inc.	3,237	691,003
Wendy's Co.	14,223	277,064
Yum! Brands, Inc.	18,243	2,383,630
		10,568,976
HOUSEHOLD DURABLES — 3.0%
Garmin Ltd.	15,514	1,994,170
Leggett & Platt, Inc.	10,355	270,990
Lennar Corp. Class A	25,958	3,868,780
Mohawk Industries, Inc. (a)	3,577	370,220
Newell Brands, Inc.	14,452	125,443
NVR, Inc. (a)	658	4,606,296
PulteGroup, Inc.	28,629	2,955,085
Tempur Sealy International, Inc.	8,036	409,595
Toll Brothers, Inc.	30,875	3,173,641
Whirlpool Corp.	3,146	383,089
		18,157,309
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	10,984	1,038,647
Clorox Co.	6,479	923,841
Kimberly-Clark Corp.	16,500	2,004,915
Reynolds Consumer Products, Inc.	6,172	165,656
Spectrum Brands Holdings, Inc.	1,519	121,171
		4,254,230
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	24,246	466,735
Brookfield Renewable Corp. Class A	9,070	261,125
Security Description	Shares	Value
Clearway Energy, Inc. Class A	6,044	$ 154,606
Clearway Energy, Inc. Class C	13,133	360,238
		1,242,704
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	24,117	2,636,470
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	3,872	710,667
First Industrial Realty Trust, Inc. REIT	25,888	1,363,521
STAG Industrial, Inc. REIT	11,883	466,526
		2,540,714
INSURANCE — 3.1%
Arch Capital Group Ltd. (a)	17,395	1,291,927
Assurant, Inc.	3,607	607,743
Assured Guaranty Ltd.	4,059	303,735
Axis Capital Holdings Ltd.	7,597	420,646
Brown & Brown, Inc.	16,762	1,191,946
CNA Financial Corp.	2,462	104,167
Everest Group Ltd.	2,716	960,323
Fidelity National Financial, Inc.	32,222	1,643,966
First American Financial Corp.	9,762	629,063
Globe Life, Inc.	7,660	932,375
Hanover Insurance Group, Inc.	3,592	436,141
Kinsale Capital Group, Inc.	1,445	483,945
Loews Corp.	13,035	907,106
Old Republic International Corp.	34,715	1,020,621
Primerica, Inc.	2,623	539,709
Principal Financial Group, Inc.	15,402	1,211,675
Reinsurance Group of America, Inc.	4,701	760,528
RLI Corp.	11,273	1,500,662
W R Berkley Corp.	36,097	2,552,780
Willis Towers Watson PLC	4,346	1,048,255
		18,547,313
IT SERVICES — 3.2%
Akamai Technologies, Inc. (a)	30,434	3,601,864
Amdocs Ltd.	33,011	2,901,337
Cognizant Technology Solutions Corp. Class A	90,623	6,844,755
Gartner, Inc. (a)	6,576	2,966,499
VeriSign, Inc. (a)	12,890	2,654,825
		18,969,280
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	4,129	399,481
Polaris, Inc.	15,105	1,431,501
		1,830,982
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	11,397	1,584,525
Bio-Techne Corp.	7,823	603,623
Fortrea Holdings, Inc. (a)	8,461	295,289
Qiagen NV (a)	21,222	921,671
Waters Corp. (a)	4,008	1,319,554

See accompanying notes to financial statements.
30

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	3,154	$ 1,110,586
		5,835,248
MACHINERY — 4.1%
AGCO Corp.	10,237	1,242,874
Allison Transmission Holdings, Inc.	25,479	1,481,604
CNH Industrial NV	62,476	760,958
Cummins, Inc.	5,096	1,220,849
Donaldson Co., Inc.	19,655	1,284,454
Dover Corp.	6,279	965,773
Esab Corp.	3,493	302,564
Flowserve Corp.	3,572	147,238
Fortive Corp.	13,041	960,209
Gates Industrial Corp. PLC (a)	3,954	53,063
Graco, Inc.	15,022	1,303,309
IDEX Corp.	4,054	880,164
ITT, Inc.	5,999	715,801
Lincoln Electric Holdings, Inc.	4,527	984,441
Middleby Corp. (a)	1,958	288,159
Nordson Corp.	6,083	1,606,885
Oshkosh Corp.	17,315	1,877,119
Otis Worldwide Corp.	19,120	1,710,666
PACCAR, Inc.	30,317	2,960,455
Snap-on, Inc.	4,671	1,349,171
Timken Co.	7,574	607,056
Toro Co.	5,600	537,544
Westinghouse Air Brake Technologies Corp.	10,923	1,386,129
		24,626,485
MARINE — 0.1%
Kirby Corp. (a)	4,214	330,715
MEDIA — 1.8%
Cable One, Inc.	758	421,895
Charter Communications, Inc. Class A (a)	4,062	1,578,818
Fox Corp. Class A	23,085	684,932
Fox Corp. Class B	11,760	325,164
Interpublic Group of Cos., Inc.	22,306	728,068
Liberty Broadband Corp. Class A (a)	1,767	142,491
Liberty Broadband Corp. Class C (a)	10,770	867,954
Liberty Media Corp.-Liberty SiriusXM Class A (a)	7,826	224,919
Liberty Media Corp.-Liberty SiriusXM Class C (a)	18,560	534,157
New York Times Co. Class A	17,138	839,591
News Corp. Class A	44,420	1,090,511
News Corp. Class B	13,582	349,329
Nexstar Media Group, Inc.	9,052	1,418,901
Omnicom Group, Inc.	11,665	1,009,139
Sirius XM Holdings, Inc. (b)	139,758	764,476
		10,980,345
METALS & MINING — 1.5%
Nucor Corp.	16,389	2,852,341
Security Description	Shares	Value
Reliance Steel & Aluminum Co.	16,244	$ 4,543,122
Royal Gold, Inc.	4,149	501,863
Steel Dynamics, Inc.	8,398	991,804
		8,889,130
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
Annaly Capital Management, Inc. REIT	49,587	960,500
Rithm Capital Corp. REIT	78,551	838,925
Starwood Property Trust, Inc. REIT (b)	21,849	459,266
		2,258,691
MULTI-UTILITIES — 2.1%
Ameren Corp.	24,980	1,807,053
CenterPoint Energy, Inc.	34,202	977,151
CMS Energy Corp.	22,944	1,332,358
Consolidated Edison, Inc.	22,632	2,058,833
DTE Energy Co.	17,355	1,913,563
NiSource, Inc.	60,813	1,614,585
Public Service Enterprise Group, Inc.	18,319	1,120,207
WEC Energy Group, Inc.	18,187	1,530,800
		12,354,550
OFFICE REITs — 0.4%
Boston Properties, Inc. REIT	21,218	1,488,867
Cousins Properties, Inc. REIT	11,090	270,042
Highwoods Properties, Inc. REIT	12,292	282,224
Kilroy Realty Corp. REIT	8,272	329,556
NET Lease Office Properties REIT	958	17,704
		2,388,393
OIL, GAS & CONSUMABLE FUELS — 4.8%
Cheniere Energy, Inc.	21,895	3,737,695
Chesapeake Energy Corp. (b)	25,285	1,945,428
Coterra Energy, Inc.	84,983	2,168,766
Diamondback Energy, Inc.	10,062	1,560,415
DT Midstream, Inc.	5,717	313,292
HF Sinclair Corp.	31,731	1,763,292
Marathon Petroleum Corp.	35,320	5,240,075
ONEOK, Inc.	20,274	1,423,640
Phillips 66	28,346	3,773,986
Pioneer Natural Resources Co.	12,291	2,764,000
Texas Pacific Land Corp.	219	344,367
Valero Energy Corp.	29,616	3,850,080
		28,885,036
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	13,778	171,123
Estee Lauder Cos., Inc. Class A	11,744	1,717,560
		1,888,683
PAPER & FOREST PRODUCTS — 0.0% (e)
Louisiana-Pacific Corp.	2,191	155,189
PHARMACEUTICALS — 0.5%
Jazz Pharmaceuticals PLC (a)	9,363	1,151,649

See accompanying notes to financial statements.
31

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Organon & Co.	22,946	$ 330,881
Royalty Pharma PLC Class A	25,693	721,717
Viatris, Inc.	75,952	822,560
		3,026,807
PROFESSIONAL SERVICES — 3.8%
Booz Allen Hamilton Holding Corp.	11,911	1,523,536
Broadridge Financial Solutions, Inc.	8,862	1,823,356
CACI International, Inc. Class A (a)	6,311	2,043,880
Concentrix Corp.	4,125	405,116
Dun & Bradstreet Holdings, Inc.	29,347	343,360
FTI Consulting, Inc. (a)	3,317	660,581
Genpact Ltd.	35,456	1,230,678
Jacobs Solutions, Inc.	11,238	1,458,692
Leidos Holdings, Inc.	37,924	4,104,894
ManpowerGroup, Inc.	13,997	1,112,342
Paychex, Inc.	13,098	1,560,103
Robert Half, Inc.	29,407	2,585,463
Science Applications International Corp.	14,891	1,851,249
SS&C Technologies Holdings, Inc.	18,850	1,151,924
Verisk Analytics, Inc.	5,074	1,211,976
		23,067,150
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CBRE Group, Inc. Class A (a)	37,473	3,488,362
Jones Lang LaSalle, Inc. (a)	6,606	1,247,675
Lennar Corp. Class B	1,409	188,876
		4,924,913
RESIDENTIAL REITs — 1.4%
Apartment Income REIT Corp.	41,149	1,429,105
AvalonBay Communities, Inc. REIT	7,890	1,477,166
Camden Property Trust REIT	16,174	1,605,916
Equity LifeStyle Properties, Inc. REIT	14,727	1,038,842
Equity Residential REIT	14,286	873,732
Essex Property Trust, Inc. REIT	3,082	764,151
Mid-America Apartment Communities, Inc. REIT	9,480	1,274,681
		8,463,593
RETAIL REITs — 0.7%
Agree Realty Corp. REIT	4,685	294,921
Federal Realty Investment Trust REIT	9,036	931,160
NNN REIT, Inc.	21,209	914,108
Regency Centers Corp. REIT	17,215	1,153,405
Spirit Realty Capital, Inc. REIT	16,079	702,491
		3,996,085
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Cirrus Logic, Inc. (a)	11,147	927,319
Qorvo, Inc. (a)	6,808	766,649
Skyworks Solutions, Inc.	22,359	2,513,599
Universal Display Corp.	3,296	630,393
		4,837,960
Security Description	Shares	Value
SOFTWARE — 0.8%
Dolby Laboratories, Inc. Class A	16,370	$ 1,410,767
Dropbox, Inc. Class A (a)	55,476	1,635,432
Manhattan Associates, Inc. (a)	5,583	1,202,132
Teradata Corp. (a)	14,055	611,533
		4,859,864
SPECIALIZED REITs — 1.8%
CubeSmart REIT	14,097	653,396
EPR Properties REIT	8,108	392,833
Extra Space Storage, Inc. REIT	13,260	2,125,976
Iron Mountain, Inc. REIT	14,780	1,034,304
Lamar Advertising Co. Class A REIT	11,263	1,197,032
National Storage Affiliates Trust REIT	4,687	194,370
Public Storage REIT	8,504	2,593,720
Rayonier, Inc. REIT	10,566	353,010
Weyerhaeuser Co. REIT	67,272	2,339,047
		10,883,688
SPECIALTY RETAIL — 3.6%
Advance Auto Parts, Inc.	4,441	271,034
AutoNation, Inc. (a)	1,206	181,117
AutoZone, Inc. (a)	1,005	2,598,538
Best Buy Co., Inc.	33,012	2,584,180
Dick's Sporting Goods, Inc.	4,434	651,576
Five Below, Inc. (a)	2,727	581,287
Murphy USA, Inc.	5,479	1,953,592
O'Reilly Automotive, Inc. (a)	2,817	2,676,376
Penske Automotive Group, Inc.	5,585	896,448
Petco Health & Wellness Co., Inc. (a)	4,738	14,972
Tractor Supply Co.	11,667	2,508,755
Ulta Beauty, Inc. (a)	6,042	2,960,520
Williams-Sonoma, Inc.	17,141	3,458,711
		21,337,106
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Hewlett Packard Enterprise Co.	212,408	3,606,688
HP, Inc.	79,029	2,377,983
NetApp, Inc.	32,957	2,905,489
		8,890,160
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	6,205	464,692
Columbia Sportswear Co.	8,949	711,804
Deckers Outdoor Corp. (a)	2,207	1,475,225
Ralph Lauren Corp.	8,850	1,276,170
Skechers USA, Inc. Class A (a)	19,318	1,204,284
Tapestry, Inc.	14,992	551,856
		5,684,031
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	7,338	307,756
Core & Main, Inc. Class A (a)	9,432	381,147
Fastenal Co.	40,169	2,601,746

See accompanying notes to financial statements.
32

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	8,631	$ 873,975
United Rentals, Inc.	1,753	1,005,205
Watsco, Inc. (b)	3,893	1,668,034
WW Grainger, Inc.	2,247	1,862,066
		8,699,929
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	19,672	734,749
TOTAL COMMON STOCKS (Cost $522,798,533)		597,570,648
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	1,210,324	1,210,808
State Street Navigator Securities Lending Portfolio II (h) (i)	2,406,853	2,406,853
TOTAL SHORT-TERM INVESTMENTS (Cost $3,617,607)		3,617,661
TOTAL INVESTMENTS — 100.3% (Cost $526,416,140)		601,188,309
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,516,352)
NET ASSETS — 100.0%		$ 599,671,957

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
33

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Growth Index (long)	11	03/15/2024	$1,400,144	$1,456,840	$56,696

During the period ended  December 31, 2023, the average notional value related to futures contracts was $994,718.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$597,570,648	$—	$ 0(a)	$597,570,648
Short-Term Investments	3,617,661	—	—	3,617,661
TOTAL INVESTMENTS	$601,188,309	$—	$ 0	$601,188,309
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 56,696	$—	$—	$ 56,696
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 56,696	$—	$—	$ 56,696
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	516,604	$ 516,708	$10,121,297	$ 9,427,196	$(55)	$54	1,210,324	$1,210,808	$20,454
State Street Navigator Securities Lending Portfolio II	2,291,301	2,291,301	38,503,592	38,388,040	—	—	2,406,853	2,406,853	69,006
Total		$2,808,009	$48,624,889	$47,815,236	$(55)	$54		$3,617,661	$89,460
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
Axon Enterprise, Inc. (a)	222	$ 57,349
Boeing Co. (a)	135	35,189
BWX Technologies, Inc.	1,290	98,982
Curtiss-Wright Corp.	485	108,053
General Dynamics Corp.	471	122,305
HEICO Corp.	242	43,287
HEICO Corp. Class A	954	135,888
Hexcel Corp.	950	70,063
Howmet Aerospace, Inc.	3,153	170,640
Huntington Ingalls Industries, Inc.	502	130,339
L3Harris Technologies, Inc.	239	50,338
Lockheed Martin Corp.	181	82,036
Northrop Grumman Corp.	93	43,537
RTX Corp.	541	45,520
Textron, Inc.	2,232	179,497
TransDigm Group, Inc.	103	104,195
Woodward, Inc.	1,315	179,011
		1,656,229
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	3,283	283,618
Expeditors International of Washington, Inc.	4,908	624,298
FedEx Corp.	1,769	447,504
GXO Logistics, Inc. (a)	2,543	155,530
United Parcel Service, Inc. Class B	852	133,960
		1,644,910
AIRLINES — 1.0%
Alaska Air Group, Inc. (a)	4,223	164,993
American Airlines Group, Inc. (a)	21,180	291,013
Delta Air Lines, Inc.	16,526	664,841
Southwest Airlines Co.	3,612	104,314
United Airlines Holdings, Inc. (a)	7,972	328,925
		1,554,086
AUTO COMPONENTS — 0.7%
Aptiv PLC (a)	404	36,247
BorgWarner, Inc.	9,721	348,498
Gentex Corp.	7,755	253,278
Lear Corp.	2,570	362,910
Phinia, Inc.	3,067	92,899
		1,093,832
AUTOMOBILES — 0.5%
Ford Motor Co.	35,235	429,515
General Motors Co.	4,226	151,798
Harley-Davidson, Inc.	484	17,831
Tesla, Inc. (a)	155	38,514
Thor Industries, Inc.	1,766	208,829
		846,487
BANKS — 1.6%
Bank of America Corp.	389	13,098
Bank of New York Mellon Corp.	3,011	156,723
Bank OZK	1,774	88,398
Security Description	Shares	Value
BOK Financial Corp.	114	$ 9,764
Citigroup, Inc.	1,995	102,623
Citizens Financial Group, Inc.	1,361	45,104
Columbia Banking System, Inc.	712	18,996
Comerica, Inc.	1,632	91,082
Commerce Bancshares, Inc.	172	9,160
Cullen/Frost Bankers, Inc.	156	16,924
East West Bancorp, Inc.	1,790	128,790
Fifth Third Bancorp	3,788	130,648
First Citizens BancShares, Inc. Class A	50	70,949
First Hawaiian, Inc.	478	10,927
First Horizon Corp.	5,109	72,343
FNB Corp.	3,535	48,677
Goldman Sachs Group, Inc.	137	52,850
Huntington Bancshares, Inc.	6,653	84,626
JPMorgan Chase & Co.	122	20,752
KeyCorp	8,149	117,346
M&T Bank Corp.	421	57,711
Morgan Stanley	136	12,682
New York Community Bancorp, Inc.	1,038	10,619
Northern Trust Corp.	466	39,321
NU Holdings Ltd. Class A (a)	1,439	11,987
Pinnacle Financial Partners, Inc.	607	52,943
PNC Financial Services Group, Inc.	414	64,108
Popular, Inc.	1,429	117,278
Prosperity Bancshares, Inc.	251	17,000
Regions Financial Corp.	3,934	76,241
State Street Corp. (b)	1,983	153,603
Synovus Financial Corp.	886	33,358
Truist Financial Corp.	2,360	87,131
U.S. Bancorp	2,238	96,861
Webster Financial Corp.	1,202	61,014
Wells Fargo & Co.	934	45,971
Western Alliance Bancorp	3,960	260,528
Wintrust Financial Corp.	807	74,849
Zions Bancorp NA	2,424	106,341
		2,669,326
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	296	102,294
Brown-Forman Corp. Class B	162	9,250
Celsius Holdings, Inc. (a) (c)	869	47,378
Coca-Cola Co.	460	27,108
Constellation Brands, Inc. Class A	521	125,952
Keurig Dr Pepper, Inc.	1,645	54,811
Molson Coors Beverage Co. Class B	2,618	160,248
Monster Beverage Corp. (a)	2,029	116,891
PepsiCo, Inc.	282	47,895
		691,827
BIOTECHNOLOGY — 0.7%
AbbVie, Inc.	302	46,801
Amgen, Inc.	300	86,406
Biogen, Inc. (a)	191	49,425
BioMarin Pharmaceutical, Inc. (a)	140	13,499

See accompanying notes to financial statements.
35

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Exact Sciences Corp. (a)	53	$ 3,921
Exelixis, Inc. (a)	9,498	227,857
Gilead Sciences, Inc.	952	77,121
Incyte Corp. (a)	345	21,662
Moderna, Inc. (a)	144	14,321
Neurocrine Biosciences, Inc. (a)	757	99,742
Regeneron Pharmaceuticals, Inc. (a)	217	190,589
United Therapeutics Corp. (a)	318	69,925
Vertex Pharmaceuticals, Inc. (a)	713	290,113
		1,191,382
BROADLINE RETAIL — 0.4%
Amazon.com, Inc. (a)	360	54,698
Coupang, Inc. (a)	7,050	114,140
eBay, Inc.	4,500	196,290
Kohl's Corp.	997	28,594
Macy's, Inc.	3,207	64,525
Nordstrom, Inc. (c)	3,301	60,903
Ollie's Bargain Outlet Holdings, Inc. (a)	2,574	195,341
		714,491
BUILDING PRODUCTS — 3.6%
A O Smith Corp.	3,739	308,243
Advanced Drainage Systems, Inc.	2,835	398,714
Allegion PLC	577	73,100
Armstrong World Industries, Inc.	1,306	128,406
AZEK Co., Inc. (a)	4,243	162,295
Builders FirstSource, Inc. (a)	8,912	1,487,769
Carlisle Cos., Inc.	1,004	313,680
Carrier Global Corp.	6,619	380,262
Fortune Brands Innovations, Inc.	5,711	434,836
Hayward Holdings, Inc. (a)	2,884	39,222
Johnson Controls International PLC	1,511	87,094
Lennox International, Inc.	496	221,970
Masco Corp.	7,148	478,773
Owens Corning	5,771	855,435
Trane Technologies PLC	1,193	290,973
Trex Co., Inc. (a)	3,090	255,821
		5,916,593
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	1,931	292,392
Ameriprise Financial, Inc.	358	135,979
ARES Management Corp. Class A	312	37,103
BlackRock, Inc.	93	75,497
Blackstone, Inc.	1,866	244,297
Blue Owl Capital, Inc.	2,367	35,268
Carlyle Group, Inc.	4,037	164,266
Cboe Global Markets, Inc.	759	135,527
Charles Schwab Corp.	162	11,146
CME Group, Inc.	297	62,548
Evercore, Inc. Class A	2,549	436,006
FactSet Research Systems, Inc.	540	257,607
Franklin Resources, Inc.	2,122	63,214
Houlihan Lokey, Inc.	1,339	160,559
Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	943	$ 78,175
Intercontinental Exchange, Inc.	327	41,997
Invesco Ltd.	2,078	37,072
Janus Henderson Group PLC	4,680	141,102
Jefferies Financial Group, Inc.	832	33,621
KKR & Co., Inc.	151	12,510
Lazard Ltd. Class A	1,345	46,806
LPL Financial Holdings, Inc.	2,377	541,053
MarketAxess Holdings, Inc.	285	83,462
Moody's Corp.	618	241,366
Morningstar, Inc.	149	42,650
MSCI, Inc.	465	263,027
Nasdaq, Inc.	1,652	96,047
Raymond James Financial, Inc.	251	27,986
S&P Global, Inc.	376	165,636
SEI Investments Co.	2,404	152,774
Stifel Financial Corp.	1,382	95,565
T Rowe Price Group, Inc.	1,812	195,134
TPG, Inc.	1,375	59,359
Tradeweb Markets, Inc. Class A	1,761	160,040
Virtu Financial, Inc. Class A	2,391	48,442
XP, Inc. Class A	3,566	92,966
		4,768,199
CHEMICALS — 2.8%
Air Products & Chemicals, Inc.	145	39,701
Albemarle Corp.	289	41,755
Axalta Coating Systems Ltd. (a)	3,255	110,572
Celanese Corp.	386	59,973
CF Industries Holdings, Inc.	3,147	250,187
Chemours Co.	965	30,436
Corteva, Inc.	1,734	83,093
Dow, Inc.	9,720	533,045
DuPont de Nemours, Inc.	3,510	270,024
Eastman Chemical Co.	1,965	176,496
Ecolab, Inc.	651	129,126
Element Solutions, Inc.	2,646	61,228
Huntsman Corp.	5,817	146,181
International Flavors & Fragrances, Inc.	491	39,756
Linde PLC	242	99,392
LyondellBasell Industries NV Class A	9,520	905,162
Mosaic Co.	8,519	304,384
NewMarket Corp.	253	138,095
Olin Corp.	8,871	478,590
PPG Industries, Inc.	871	130,258
RPM International, Inc.	1,155	128,933
Scotts Miracle-Gro Co.	764	48,705
Sherwin-Williams Co.	439	136,924
Westlake Corp.	1,749	244,790
		4,586,806
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Cintas Corp.	382	230,216
Clean Harbors, Inc. (a)	2,253	393,171

See accompanying notes to financial statements.
36

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Copart, Inc. (a)	4,893	$ 239,757
MSA Safety, Inc.	478	80,701
RB Global, Inc.	4,854	324,684
Republic Services, Inc.	963	158,808
Rollins, Inc.	3,349	146,251
Stericycle, Inc. (a)	1,005	49,808
Tetra Tech, Inc.	506	84,466
Veralto Corp.	2,976	244,806
Vestis Corp.	6,685	141,321
Waste Management, Inc.	1,017	182,145
		2,276,134
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	1,139	268,246
Ciena Corp. (a)	230	10,352
Cisco Systems, Inc.	3,670	185,409
F5, Inc. (a)	2,687	480,919
Juniper Networks, Inc.	1,407	41,478
Lumentum Holdings, Inc. (a)	293	15,359
Motorola Solutions, Inc.	708	221,668
Viasat, Inc. (a) (c)	3,393	94,834
		1,318,265
CONSTRUCTION & ENGINEERING — 0.8%
AECOM	1,987	183,658
EMCOR Group, Inc.	2,229	480,194
MasTec, Inc. (a)	317	24,003
MDU Resources Group, Inc.	3,893	77,081
Quanta Services, Inc.	1,708	368,586
Valmont Industries, Inc.	107	24,986
WillScot Mobile Mini Holdings Corp. (a)	2,225	99,013
		1,257,521
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	1,693	343,408
Martin Marietta Materials, Inc.	309	154,163
Vulcan Materials Co.	782	177,522
		675,093
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	2,844	99,313
American Express Co.	811	151,933
Capital One Financial Corp.	2,555	335,012
Credit Acceptance Corp. (a)	274	145,968
Discover Financial Services	3,850	432,740
OneMain Holdings, Inc.	5,905	290,526
SLM Corp.	1,937	37,035
Synchrony Financial	5,207	198,855
		1,691,382
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
Albertsons Cos., Inc. Class A	19,395	446,085
BJ's Wholesale Club Holdings, Inc. (a)	5,760	383,962
Casey's General Stores, Inc.	1,412	387,933
Costco Wholesale Corp.	305	201,324
Dollar General Corp.	316	42,960
Security Description	Shares	Value
Dollar Tree, Inc. (a)	1,715	$ 243,616
Grocery Outlet Holding Corp. (a)	2,176	58,665
Kroger Co.	8,674	396,488
Maplebear, Inc. (a)	1,005	23,587
Performance Food Group Co. (a)	4,785	330,883
Sysco Corp.	4,190	306,415
Target Corp.	634	90,294
U.S. Foods Holding Corp. (a)	11,238	510,318
Walmart, Inc.	326	51,394
		3,473,924
CONTAINERS & PACKAGING — 1.2%
Amcor PLC	8,135	78,421
AptarGroup, Inc.	1,158	143,152
Ardagh Group SA (a) (c)	1,422	13,651
Avery Dennison Corp.	985	199,128
Ball Corp.	962	55,334
Berry Global Group, Inc.	1,680	113,215
Crown Holdings, Inc.	1,715	157,934
Graphic Packaging Holding Co.	11,736	289,293
International Paper Co.	6,197	224,022
Packaging Corp. of America	2,212	360,357
Sealed Air Corp.	533	19,465
Silgan Holdings, Inc.	1,725	78,056
Sonoco Products Co.	1,048	58,552
Westrock Co.	3,376	140,172
		1,930,752
DISTRIBUTORS — 0.5%
Genuine Parts Co.	1,438	199,163
LKQ Corp.	3,998	191,064
Pool Corp.	836	333,322
		723,549
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	913	86,041
Grand Canyon Education, Inc. (a)	1,340	176,934
H&R Block, Inc.	6,609	319,677
Service Corp. International	859	58,799
		641,451
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	364	23,591
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	7,706	129,306
Frontier Communications Parent, Inc. (a)	2,214	56,103
GCI Liberty, Inc. (a) (e)	6,909	—
Iridium Communications, Inc.	237	9,755
Verizon Communications, Inc.	4,890	184,353
		379,517
ELECTRIC UTILITIES — 1.3%
Alliant Energy Corp.	1,060	54,378
American Electric Power Co., Inc.	965	78,377
Constellation Energy Corp.	495	57,861
Duke Energy Corp.	785	76,176

See accompanying notes to financial statements.
37

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Edison International	2,751	$ 196,669
Entergy Corp.	975	98,660
Evergy, Inc.	1,255	65,511
Eversource Energy	579	35,736
Exelon Corp.	3,890	139,651
FirstEnergy Corp.	2,335	85,601
Hawaiian Electric Industries, Inc.	7,930	112,527
IDACORP, Inc.	528	51,913
NextEra Energy, Inc.	398	24,175
NRG Energy, Inc.	7,410	383,097
OGE Energy Corp.	2,312	80,758
PG&E Corp.	10,259	184,970
Pinnacle West Capital Corp.	1,423	102,228
PPL Corp.	2,373	64,308
Southern Co.	1,853	129,932
Xcel Energy, Inc.	1,604	99,304
		2,121,832
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	1,526	312,571
AMETEK, Inc.	1,099	181,214
Eaton Corp. PLC	704	169,537
Generac Holdings, Inc. (a)	1,159	149,789
nVent Electric PLC	4,579	270,573
Regal Rexnord Corp.	1,493	220,994
Rockwell Automation, Inc.	1,021	317,000
Sensata Technologies Holding PLC	756	28,403
Vertiv Holdings Co. Class A	2,233	107,251
		1,757,332
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	4,729	468,786
Arrow Electronics, Inc. (a)	1,765	215,771
Avnet, Inc.	256	12,902
CDW Corp.	4,128	938,377
Cognex Corp.	1,072	44,745
Corning, Inc.	6,847	208,491
Crane NXT Co.	1,834	104,299
Hubbell, Inc.	904	297,353
IPG Photonics Corp. (a)	1,690	183,433
Jabil, Inc.	9,037	1,151,314
Keysight Technologies, Inc. (a)	1,391	221,294
Littelfuse, Inc.	514	137,526
TD SYNNEX Corp.	3,821	411,178
Teledyne Technologies, Inc. (a)	168	74,977
Trimble, Inc. (a)	1,079	57,403
Vontier Corp.	4,463	154,197
Zebra Technologies Corp. Class A (a)	388	106,052
		4,788,098
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	2,614	89,346
Halliburton Co.	3,252	117,560
NOV, Inc.	810	16,427
Schlumberger NV	1,525	79,361
Security Description	Shares	Value
TechnipFMC PLC	6,166	$ 124,183
		426,877
ENTERTAINMENT — 1.0%
Electronic Arts, Inc.	2,158	295,236
Liberty Media Corp.-Liberty Formula One Class A (a)	363	21,047
Liberty Media Corp.-Liberty Formula One Class C (a)	1,903	120,136
Liberty Media Corp.-Liberty Live Class A (a)	891	32,566
Liberty Media Corp.-Liberty Live Class C (a)	879	32,866
Live Nation Entertainment, Inc. (a)	5,155	482,508
Madison Square Garden Sports Corp. (a)	334	60,731
Netflix, Inc. (a)	78	37,977
Playtika Holding Corp. (a)	1,395	12,164
ROBLOX Corp. Class A (a)	1,222	55,870
Roku, Inc. (a)	283	25,940
Spotify Technology SA (a)	285	53,554
TKO Group Holdings, Inc.	3,170	258,609
Walt Disney Co.	633	57,153
		1,546,357
FINANCIAL SERVICES — 1.3%
Apollo Global Management, Inc.	123	11,462
Corebridge Financial, Inc.	3,811	82,546
Equitable Holdings, Inc.	1,752	58,342
Euronet Worldwide, Inc. (a)	1,716	174,157
Fidelity National Information Services, Inc.	263	15,798
Fiserv, Inc. (a)	986	130,980
FleetCor Technologies, Inc. (a)	671	189,631
Global Payments, Inc.	1,275	161,925
Jack Henry & Associates, Inc.	597	97,556
Mastercard, Inc. Class A	95	40,518
MGIC Investment Corp.	19,962	385,067
NCR Atleos Corp. (a)	1,754	42,605
PayPal Holdings, Inc. (a)	3,313	203,451
Rocket Cos., Inc. Class A (a)	1,227	17,767
Shift4 Payments, Inc. Class A (a) (c)	428	31,818
Toast, Inc. Class A (a)	7,040	128,550
UWM Holdings Corp. (c)	2,260	16,159
Visa, Inc. Class A	222	57,798
Voya Financial, Inc.	825	60,192
Western Union Co.	7,680	91,546
WEX, Inc. (a)	636	123,734
		2,121,602
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	2,473	178,600
Bunge Global SA	452	45,629
Campbell Soup Co.	753	32,552
Conagra Brands, Inc.	1,155	33,102
Darling Ingredients, Inc. (a)	361	17,992
Flowers Foods, Inc.	2,134	48,036

See accompanying notes to financial statements.
38

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Freshpet, Inc. (a) (c)	183	$ 15,877
General Mills, Inc.	844	54,978
Hershey Co.	506	94,339
Hormel Foods Corp.	607	19,491
Ingredion, Inc.	1,258	136,531
J M Smucker Co.	339	42,843
Kellanova	1,043	58,314
Kraft Heinz Co.	1,026	37,941
Lamb Weston Holdings, Inc.	477	51,559
McCormick & Co., Inc.	417	28,531
Mondelez International, Inc. Class A	1,284	93,000
Pilgrim's Pride Corp. (a)	1,878	51,946
Post Holdings, Inc. (a)	599	52,748
Seaboard Corp.	7	24,991
Tyson Foods, Inc. Class A	3,190	171,463
WK Kellogg Co.	2,781	36,542
		1,327,005
GAS UTILITIES — 0.2%
Atmos Energy Corp.	2,235	259,037
National Fuel Gas Co.	1,231	61,759
		320,796
GROUND TRANSPORTATION — 1.7%
Avis Budget Group, Inc.	558	98,911
CSX Corp.	5,232	181,393
JB Hunt Transport Services, Inc.	1,242	248,077
Knight-Swift Transportation Holdings, Inc.	2,567	147,988
Landstar System, Inc.	1,732	335,402
Norfolk Southern Corp.	398	94,079
Old Dominion Freight Line, Inc.	906	367,229
Ryder System, Inc.	3,170	364,740
Saia, Inc. (a)	912	399,657
Schneider National, Inc. Class B	3,508	89,279
Uber Technologies, Inc. (a)	1,502	92,478
U-Haul Holding Co. (a) (c) (f)	135	9,693
U-Haul Holding Co. (f)	1,336	94,108
Union Pacific Corp.	292	71,721
XPO, Inc. (a)	2,629	230,274
		2,825,029
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	501	55,145
Align Technology, Inc. (a)	1,179	323,046
Baxter International, Inc.	1,082	41,830
Becton Dickinson & Co.	229	55,837
Boston Scientific Corp. (a)	946	54,688
Cooper Cos., Inc.	201	76,066
DENTSPLY SIRONA, Inc.	720	25,625
Dexcom, Inc. (a)	263	32,636
Edwards Lifesciences Corp. (a)	2,483	189,329
Enovis Corp. (a)	3,188	178,592
GE HealthCare Technologies, Inc.	6,889	532,657
Globus Medical, Inc. Class A (a)	425	22,648
Hologic, Inc. (a)	958	68,449
Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	399	$ 221,465
Integra LifeSciences Holdings Corp. (a)	403	17,551
Intuitive Surgical, Inc. (a)	458	154,511
Medtronic PLC	779	64,174
ResMed, Inc.	230	39,565
Shockwave Medical, Inc. (a)	428	81,560
STERIS PLC	600	131,910
Stryker Corp.	201	60,191
Teleflex, Inc.	126	31,417
Zimmer Biomet Holdings, Inc.	434	52,818
		2,511,710
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Acadia Healthcare Co., Inc. (a)	443	34,448
Amedisys, Inc. (a)	224	21,293
Cardinal Health, Inc.	12,889	1,299,211
Cencora, Inc.	3,248	667,074
Centene Corp. (a)	5,616	416,763
Chemed Corp.	307	179,518
Cigna Group	746	223,390
CVS Health Corp.	1,557	122,941
DaVita, Inc. (a)	1,835	192,235
Elevance Health, Inc.	386	182,022
Encompass Health Corp.	2,291	152,856
HCA Healthcare, Inc.	812	219,792
Henry Schein, Inc. (a)	1,750	132,492
Humana, Inc.	1,231	563,564
Laboratory Corp. of America Holdings	1,032	234,563
McKesson Corp.	2,106	975,036
Molina Healthcare, Inc. (a)	1,209	436,824
Premier, Inc. Class A	1,960	43,826
Quest Diagnostics, Inc.	1,227	169,179
Tenet Healthcare Corp. (a)	2,581	195,046
UnitedHealth Group, Inc.	30	15,794
Universal Health Services, Inc. Class B	1,709	260,520
		6,738,387
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	468	9,266
Omega Healthcare Investors, Inc. REIT	4,525	138,736
Ventas, Inc. REIT	477	23,774
Welltower, Inc. REIT	486	43,823
		215,599
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	906	15,937
Doximity, Inc. Class A (a)	812	22,768
Veeva Systems, Inc. Class A (a)	400	77,008
		115,713
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	13,706	266,856
Park Hotels & Resorts, Inc. REIT	4,128	63,158
		330,014

See accompanying notes to financial statements.
39

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.5%
Airbnb, Inc. Class A (a)	2,839	$ 386,501
Aramark	5,293	148,733
Booking Holdings, Inc. (a)	116	411,478
Boyd Gaming Corp.	2,534	158,654
Caesars Entertainment, Inc. (a)	898	42,098
Carnival Corp. (a)	654	12,125
Chipotle Mexican Grill, Inc. (a)	146	333,896
Choice Hotels International, Inc.	356	40,335
Churchill Downs, Inc.	166	22,398
Darden Restaurants, Inc.	2,939	482,878
Domino's Pizza, Inc.	656	270,423
DoorDash, Inc. Class A (a)	658	65,070
DraftKings, Inc. Class A (a)	346	12,197
Expedia Group, Inc. (a)	5,694	864,292
Hilton Worldwide Holdings, Inc.	1,372	249,828
Hyatt Hotels Corp. Class A	1,265	164,969
Las Vegas Sands Corp.	1,015	49,948
Marriott International, Inc. Class A	1,042	234,981
Marriott Vacations Worldwide Corp.	125	10,611
McDonald's Corp.	190	56,337
MGM Resorts International (a)	8,706	388,984
Norwegian Cruise Line Holdings Ltd. (a)	1,702	34,108
Penn Entertainment, Inc. (a)	849	22,091
Royal Caribbean Cruises Ltd. (a)	868	112,397
Starbucks Corp.	1,977	189,812
Texas Roadhouse, Inc.	2,652	324,154
Travel & Leisure Co.	3,103	121,296
Vail Resorts, Inc.	463	98,837
Wendy's Co.	709	13,811
Wingstop, Inc.	454	116,487
Wyndham Hotels & Resorts, Inc.	1,316	105,820
Wynn Resorts Ltd.	186	16,946
Yum! Brands, Inc.	1,447	189,065
		5,751,560
HOUSEHOLD DURABLES — 3.5%
DR Horton, Inc.	7,159	1,088,025
Garmin Ltd.	2,527	324,821
Leggett & Platt, Inc.	1,057	27,662
Lennar Corp. Class A	6,859	1,022,265
Mohawk Industries, Inc. (a)	637	65,929
NVR, Inc. (a)	123	861,055
PulteGroup, Inc.	6,689	690,438
Tempur Sealy International, Inc.	4,940	251,792
Toll Brothers, Inc.	7,097	729,501
TopBuild Corp. (a)	1,515	567,004
Whirlpool Corp.	673	81,951
		5,710,443
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	1,599	151,201
Clorox Co.	674	96,106
Colgate-Palmolive Co.	1,304	103,942
Kimberly-Clark Corp.	1,051	127,707
Procter & Gamble Co.	289	42,350
Security Description	Shares	Value
Reynolds Consumer Products, Inc.	305	$ 8,186
Spectrum Brands Holdings, Inc.	1,580	126,037
		655,529
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	935	17,999
Brookfield Renewable Corp. Class A	1,873	53,924
Clearway Energy, Inc. Class C	396	10,862
Vistra Corp.	1,794	69,105
		151,890
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	881	96,311
General Electric Co.	1,132	144,477
Honeywell International, Inc.	255	53,476
		294,264
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	192	5,812
EastGroup Properties, Inc. REIT	605	111,042
First Industrial Realty Trust, Inc. REIT	1,790	94,279
Prologis, Inc. REIT	500	66,650
Rexford Industrial Realty, Inc. REIT	341	19,130
STAG Industrial, Inc. REIT	1,826	71,689
		368,602
INSURANCE — 2.7%
Aflac, Inc.	2,371	195,607
Allstate Corp.	175	24,497
American Financial Group, Inc.	574	68,243
American International Group, Inc.	2,442	165,445
Aon PLC Class A	731	212,736
Arch Capital Group Ltd. (a)	3,149	233,876
Arthur J Gallagher & Co.	533	119,861
Assurant, Inc.	419	70,597
Assured Guaranty Ltd.	422	31,578
Axis Capital Holdings Ltd.	499	27,630
Brighthouse Financial, Inc. (a)	188	9,949
Brown & Brown, Inc.	2,836	201,668
Chubb Ltd.	466	105,316
CNA Financial Corp.	303	12,820
Everest Group Ltd.	422	149,211
Fidelity National Financial, Inc.	5,659	288,722
First American Financial Corp.	1,514	97,562
Globe Life, Inc.	726	88,369
Hanover Insurance Group, Inc.	116	14,085
Hartford Financial Services Group, Inc.	2,328	187,125
Kinsale Capital Group, Inc.	639	214,007
Lincoln National Corp.	667	17,989
Loews Corp.	1,962	136,536
Markel Group, Inc. (a)	35	49,697
Marsh & McLennan Cos., Inc.	1,231	233,238
MetLife, Inc.	733	48,473
Old Republic International Corp.	6,016	176,870

See accompanying notes to financial statements.
40

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Primerica, Inc.	611	$ 125,719
Principal Financial Group, Inc.	1,102	86,694
Progressive Corp.	469	74,702
Prudential Financial, Inc.	522	54,137
Reinsurance Group of America, Inc.	644	104,186
RLI Corp.	998	132,854
Ryan Specialty Holdings, Inc. (a)	570	24,521
Travelers Cos., Inc.	548	104,389
Unum Group	4,287	193,858
W R Berkley Corp.	2,354	166,475
Willis Towers Watson PLC	379	91,415
		4,340,657
INTERACTIVE MEDIA & SERVICES — 0.7%
Alphabet, Inc. Class A (a)	1,026	143,322
Alphabet, Inc. Class C (a)	902	127,119
IAC, Inc. (a)	293	15,347
Match Group, Inc. (a)	2,544	92,856
Meta Platforms, Inc. Class A (a)	327	115,745
Pinterest, Inc. Class A (a)	11,148	412,922
TripAdvisor, Inc. (a)	5,887	126,747
ZoomInfo Technologies, Inc. (a)	1,500	27,735
		1,061,793
IT SERVICES — 3.2%
Accenture PLC Class A	411	144,224
Akamai Technologies, Inc. (a)	5,185	613,645
Amdocs Ltd.	4,388	385,661
Cloudflare, Inc. Class A (a)	1,363	113,483
Cognizant Technology Solutions Corp. Class A	17,145	1,294,962
DXC Technology Co. (a)	14,827	339,093
EPAM Systems, Inc. (a)	1,620	481,691
Gartner, Inc. (a)	988	445,697
Globant SA (a)	759	180,627
GoDaddy, Inc. Class A (a)	3,118	331,007
International Business Machines Corp.	769	125,770
Kyndryl Holdings, Inc. (a)	6,061	125,948
MongoDB, Inc. (a)	93	38,023
Okta, Inc. (a)	362	32,772
Snowflake, Inc. Class A (a)	1,198	238,402
VeriSign, Inc. (a)	1,868	384,733
		5,275,738
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	2,886	279,221
Hasbro, Inc.	398	20,322
Mattel, Inc. (a)	7,723	145,810
Polaris, Inc.	1,124	106,521
YETI Holdings, Inc. (a)	1,933	100,091
		651,965
LIFE SCIENCES TOOLS & SERVICES — 1.0%
10X Genomics, Inc. Class A (a)	189	10,576
Agilent Technologies, Inc.	350	48,661
Avantor, Inc. (a)	3,055	69,746
Azenta, Inc. (a)	1,324	86,245
Security Description	Shares	Value
Bio-Techne Corp.	274	$ 21,142
Bruker Corp.	451	33,139
Charles River Laboratories International, Inc. (a)	384	90,778
Danaher Corp.	172	39,790
Fortrea Holdings, Inc. (a)	4,645	162,110
ICON PLC (a)	682	193,054
IQVIA Holdings, Inc. (a)	457	105,741
Medpace Holdings, Inc. (a)	682	209,053
Mettler-Toledo International, Inc. (a)	33	40,028
Qiagen NV (a)	534	23,192
Repligen Corp. (a)	209	37,578
Revvity, Inc.	130	14,210
Thermo Fisher Scientific, Inc.	54	28,663
Waters Corp. (a)	181	59,591
West Pharmaceutical Services, Inc.	994	350,007
		1,623,304
MACHINERY — 3.2%
AGCO Corp.	1,393	169,125
Allison Transmission Holdings, Inc.	4,655	270,688
Caterpillar, Inc.	586	173,263
CNH Industrial NV	6,030	73,445
Cummins, Inc.	480	114,994
Deere & Co.	200	79,974
Donaldson Co., Inc.	2,721	177,817
Dover Corp.	992	152,580
Esab Corp.	2,923	253,190
Flowserve Corp.	1,264	52,102
Fortive Corp.	2,218	163,311
Gates Industrial Corp. PLC (a)	2,944	39,509
Graco, Inc.	2,629	228,092
IDEX Corp.	195	42,336
Illinois Tool Works, Inc.	880	230,507
Ingersoll Rand, Inc.	2,493	192,809
ITT, Inc.	2,278	271,811
Lincoln Electric Holdings, Inc.	948	206,152
Middleby Corp. (a)	430	63,283
Nordson Corp.	675	178,308
Oshkosh Corp.	3,118	338,022
Otis Worldwide Corp.	2,582	231,012
PACCAR, Inc.	4,402	429,855
Parker-Hannifin Corp.	168	77,398
Pentair PLC	1,216	88,415
RBC Bearings, Inc. (a)	254	72,362
Snap-on, Inc.	1,068	308,481
Stanley Black & Decker, Inc.	1,455	142,736
Timken Co.	1,524	122,149
Toro Co.	361	34,652
Westinghouse Air Brake Technologies Corp.	1,459	185,147
Xylem, Inc.	513	58,667
		5,222,192
MARINE — 0.1%
Kirby Corp. (a)	1,350	105,948

See accompanying notes to financial statements.
41

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MEDIA — 1.6%
Cable One, Inc.	73	$ 40,631
Charter Communications, Inc. Class A (a)	1,182	459,420
Comcast Corp. Class A	6,154	269,853
Fox Corp. Class A	3,963	117,582
Fox Corp. Class B	2,383	65,890
Interpublic Group of Cos., Inc.	8,245	269,117
Liberty Broadband Corp. Class A (a)	283	22,821
Liberty Broadband Corp. Class C (a)	1,961	158,037
Liberty Media Corp.-Liberty SiriusXM Class A (a)	346	9,944
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,389	39,975
New York Times Co. Class A	4,318	211,539
News Corp. Class A	5,324	130,704
News Corp. Class B	2,313	59,490
Nexstar Media Group, Inc.	1,137	178,225
Omnicom Group, Inc.	3,003	259,790
Paramount Global Class B	5,875	86,891
Sirius XM Holdings, Inc. (c)	4,263	23,319
Trade Desk, Inc. Class A (a)	3,092	222,500
		2,625,728
METALS & MINING — 2.5%
Alcoa Corp.	281	9,554
Cleveland-Cliffs, Inc. (a)	10,990	224,416
Freeport-McMoRan, Inc.	2,808	119,536
Newmont Corp.	618	25,579
Nucor Corp.	5,057	880,120
Reliance Steel & Aluminum Co.	4,138	1,157,316
Royal Gold, Inc.	647	78,261
Southern Copper Corp.	366	31,502
Steel Dynamics, Inc.	6,834	807,095
U.S. Steel Corp.	13,844	673,511
		4,006,890
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	5,592	108,317
Rithm Capital Corp. REIT	20,665	220,702
Starwood Property Trust, Inc. REIT (c)	2,861	60,138
		389,157
MULTI-UTILITIES — 0.6%
Ameren Corp.	1,150	83,191
CenterPoint Energy, Inc.	3,922	112,052
CMS Energy Corp.	1,434	83,272
Consolidated Edison, Inc.	1,958	178,119
Dominion Energy, Inc.	960	45,120
DTE Energy Co.	1,124	123,932
NiSource, Inc.	5,546	147,246
Public Service Enterprise Group, Inc.	2,205	134,836
Security Description	Shares	Value
Sempra	805	$ 60,158
WEC Energy Group, Inc.	917	77,184
		1,045,110
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	93	11,789
Boston Properties, Inc. REIT	1,053	73,889
Cousins Properties, Inc. REIT	599	14,586
Kilroy Realty Corp. REIT	468	18,645
		118,909
OIL, GAS & CONSUMABLE FUELS — 7.2%
Antero Midstream Corp.	2,698	33,806
Antero Resources Corp. (a)	4,051	91,877
APA Corp.	4,896	175,668
Cheniere Energy, Inc.	3,088	527,152
Chesapeake Energy Corp.	3,338	256,826
Chevron Corp.	664	99,042
ConocoPhillips	2,979	345,772
Coterra Energy, Inc.	33,719	860,509
Devon Energy Corp.	6,952	314,926
Diamondback Energy, Inc.	5,548	860,384
DT Midstream, Inc.	671	36,771
EOG Resources, Inc.	3,114	376,638
EQT Corp.	10,933	422,670
Exxon Mobil Corp.	1,035	103,479
Hess Corp.	1,188	171,262
HF Sinclair Corp.	10,486	582,707
Kinder Morgan, Inc.	3,612	63,716
Marathon Oil Corp.	12,935	312,510
Marathon Petroleum Corp.	10,389	1,541,312
New Fortress Energy, Inc. (c)	349	13,168
Occidental Petroleum Corp.	6,013	359,036
ONEOK, Inc.	3,513	246,683
Ovintiv, Inc.	5,552	243,844
Phillips 66	6,867	914,272
Pioneer Natural Resources Co.	3,267	734,683
Range Resources Corp.	16,959	516,232
Southwestern Energy Co. (a)	55,355	362,575
Targa Resources Corp.	1,776	154,281
Texas Pacific Land Corp.	8	12,580
Valero Energy Corp.	6,437	836,810
Williams Cos., Inc.	2,186	76,138
		11,647,329
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	5,768	71,639
Estee Lauder Cos., Inc. Class A	154	22,522
Kenvue, Inc.	15,917	342,693
		436,854
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	4,639	328,580
PHARMACEUTICALS — 0.3%
Bristol-Myers Squibb Co.	697	35,763
Catalent, Inc. (a)	907	40,751

See accompanying notes to financial statements.
42

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Elanco Animal Health, Inc. (a)	949	$ 14,140
Eli Lilly & Co.	33	19,236
Jazz Pharmaceuticals PLC (a)	301	37,023
Johnson & Johnson	84	13,166
Merck & Co., Inc.	559	60,942
Perrigo Co. PLC	421	13,548
Pfizer, Inc.	373	10,739
Royalty Pharma PLC Class A	476	13,371
Viatris, Inc.	10,923	118,296
Zoetis, Inc.	699	137,962
		514,937
PROFESSIONAL SERVICES — 2.2%
Automatic Data Processing, Inc.	361	84,102
Booz Allen Hamilton Holding Corp.	1,556	199,028
Broadridge Financial Solutions, Inc.	1,725	354,919
CACI International, Inc. Class A (a)	653	211,481
Clarivate PLC (a) (c)	1,658	15,353
Concentrix Corp.	130	12,767
Dun & Bradstreet Holdings, Inc.	2,536	29,671
Equifax, Inc.	437	108,066
FTI Consulting, Inc. (a)	823	163,901
Genpact Ltd.	1,171	40,645
Jacobs Solutions, Inc.	2,017	261,807
KBR, Inc.	3,058	169,444
Leidos Holdings, Inc.	2,600	281,424
ManpowerGroup, Inc.	1,777	141,218
Paychex, Inc.	1,291	153,771
Paylocity Holding Corp. (a)	268	44,180
Robert Half, Inc.	5,112	449,447
Science Applications International Corp.	2,148	267,039
SS&C Technologies Holdings, Inc.	3,340	204,107
TransUnion	984	67,611
Verisk Analytics, Inc.	1,042	248,892
		3,508,873
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	4,271	397,587
CoStar Group, Inc. (a)	1,171	102,334
Howard Hughes Holdings, Inc. (a)	185	15,827
Jones Lang LaSalle, Inc. (a)	985	186,037
Lennar Corp. Class B	328	43,968
Zillow Group, Inc. Class A (a)	154	8,735
Zillow Group, Inc. Class C (a)	617	35,700
		790,188
RESIDENTIAL REITs — 0.6%
American Homes 4 Rent Class A REIT	1,897	68,216
Apartment Income REIT Corp.	4,437	154,097
AvalonBay Communities, Inc. REIT	957	179,170
Camden Property Trust REIT	600	59,574
Equity LifeStyle Properties, Inc. REIT	1,551	109,408
Equity Residential REIT	1,275	77,979
Essex Property Trust, Inc. REIT	363	90,002
Security Description	Shares	Value
Invitation Homes, Inc. REIT	2,015	$ 68,732
Mid-America Apartment Communities, Inc. REIT	325	43,699
Sun Communities, Inc. REIT	173	23,121
UDR, Inc. REIT	450	17,231
		891,229
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	305	19,200
Brixmor Property Group, Inc. REIT	3,608	83,958
Federal Realty Investment Trust REIT	636	65,540
Kimco Realty Corp. REIT	1,005	21,417
NNN REIT, Inc.	1,002	43,186
Realty Income Corp. REIT	606	34,796
Regency Centers Corp. REIT	1,391	93,197
Simon Property Group, Inc. REIT	2,135	304,536
Spirit Realty Capital, Inc. REIT	1,287	56,229
		722,059
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Micro Devices, Inc. (a)	377	55,574
Allegro MicroSystems, Inc. (a)	2,334	70,650
Analog Devices, Inc.	1,858	368,924
Applied Materials, Inc.	5,386	872,909
Broadcom, Inc.	110	122,788
Cirrus Logic, Inc. (a)	3,296	274,194
First Solar, Inc. (a)	133	22,913
GLOBALFOUNDRIES, Inc. (a) (c)	782	47,389
Intel Corp.	3,439	172,810
KLA Corp.	1,327	771,385
Lam Research Corp.	1,264	990,041
Lattice Semiconductor Corp. (a)	4,786	330,186
Marvell Technology, Inc.	2,295	138,411
Microchip Technology, Inc.	8,648	779,877
Micron Technology, Inc.	176	15,020
Monolithic Power Systems, Inc.	1,024	645,919
NVIDIA Corp.	198	98,054
ON Semiconductor Corp. (a)	15,882	1,326,623
Qorvo, Inc. (a)	1,252	140,988
QUALCOMM, Inc.	2,822	408,146
Skyworks Solutions, Inc.	4,765	535,681
Teradyne, Inc.	4,483	486,495
Texas Instruments, Inc.	1,663	283,475
Universal Display Corp.	1,334	255,141
		9,213,593
SOFTWARE — 6.5%
Adobe, Inc. (a)	400	238,640
ANSYS, Inc. (a)	1,233	447,431
AppLovin Corp. Class A (a)	385	15,342
Aspen Technology, Inc. (a)	249	54,817
Atlassian Corp. Class A (a)	1,438	342,043
Autodesk, Inc. (a)	2,767	673,709
Bentley Systems, Inc. Class B	652	34,021
Bill Holdings, Inc. (a)	342	27,904

See accompanying notes to financial statements.
43

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	2,019	$ 549,915
CCC Intelligent Solutions Holdings, Inc. (a)	2,692	30,662
Ceridian HCM Holding, Inc. (a)	670	44,970
Crowdstrike Holdings, Inc. Class A (a)	1,771	452,172
Datadog, Inc. Class A (a)	1,366	165,805
DocuSign, Inc. (a)	2,702	160,634
Dolby Laboratories, Inc. Class A	3,303	284,653
DoubleVerify Holdings, Inc. (a)	7,033	258,674
Dropbox, Inc. Class A (a)	15,736	463,897
Dynatrace, Inc. (a)	6,757	369,540
Fair Isaac Corp. (a)	228	265,394
Five9, Inc. (a)	393	30,925
Fortinet, Inc. (a)	13,380	783,131
Gitlab, Inc. Class A (a)	351	22,099
Guidewire Software, Inc. (a)	857	93,447
HashiCorp, Inc. Class A (a)	599	14,160
HubSpot, Inc. (a)	435	252,535
Informatica, Inc. Class A (a)	431	12,236
Intuit, Inc.	577	360,642
Manhattan Associates, Inc. (a)	2,755	593,207
Microsoft Corp.	917	344,829
NCR Voyix Corp. (a)	2,800	47,348
Nutanix, Inc. Class A (a)	1,146	54,653
Oracle Corp.	130	13,706
Palantir Technologies, Inc. Class A (a)	15,807	271,406
Palo Alto Networks, Inc. (a)	879	259,200
Paycom Software, Inc.	2,111	436,386
Paycor HCM, Inc. (a)	668	14,422
Pegasystems, Inc.	247	12,068
PTC, Inc. (a)	673	117,748
RingCentral, Inc. Class A (a)	370	12,562
Roper Technologies, Inc.	56	30,530
Salesforce, Inc. (a)	566	148,937
SentinelOne, Inc. Class A (a)	763	20,937
ServiceNow, Inc. (a)	318	224,664
Smartsheet, Inc. Class A (a)	596	28,501
Splunk, Inc. (a)	518	78,917
Synopsys, Inc. (a)	969	498,948
Teradata Corp. (a)	7,190	312,837
Tyler Technologies, Inc. (a)	423	176,865
Workday, Inc. Class A (a)	510	140,791
Zoom Video Communications, Inc. Class A (a)	3,102	223,065
Zscaler, Inc. (a)	683	151,325
		10,663,250
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	127	27,417
Crown Castle, Inc. REIT	290	33,405
CubeSmart REIT	2,055	95,249
Digital Realty Trust, Inc. REIT	394	53,025
EPR Properties REIT	1,616	78,295
Equinix, Inc. REIT	78	62,820
Extra Space Storage, Inc. REIT	650	104,214
Security Description	Shares	Value
Gaming & Leisure Properties, Inc. REIT	1,894	$ 93,469
Iron Mountain, Inc. REIT	2,373	166,063
Lamar Advertising Co. Class A REIT	1,439	152,937
National Storage Affiliates Trust REIT	626	25,960
Public Storage REIT	768	234,240
Rayonier, Inc. REIT	661	22,084
SBA Communications Corp. REIT	190	48,201
VICI Properties, Inc. REIT	1,836	58,532
Weyerhaeuser Co. REIT	14,775	513,727
		1,769,638
SPECIALTY RETAIL — 3.8%
Advance Auto Parts, Inc.	313	19,102
AutoNation, Inc. (a)	2,056	308,770
AutoZone, Inc. (a)	128	330,958
Bath & Body Works, Inc.	1,249	53,907
Best Buy Co., Inc.	4,164	325,958
Burlington Stores, Inc. (a)	119	23,143
CarMax, Inc. (a)	2,092	160,540
Dick's Sporting Goods, Inc.	3,138	461,129
Five Below, Inc. (a)	976	208,044
Floor & Decor Holdings, Inc. Class A (a) (c)	1,419	158,304
Gap, Inc.	7,159	149,695
Home Depot, Inc.	149	51,636
Lithia Motors, Inc.	362	119,199
Lowe's Cos., Inc.	1,308	291,095
Murphy USA, Inc.	1,410	502,750
O'Reilly Automotive, Inc. (a)	348	330,628
Penske Automotive Group, Inc.	1,439	230,974
Restoration Hardware, Inc. (a)	526	153,318
Ross Stores, Inc.	1,827	252,839
TJX Cos., Inc.	3,082	289,122
Tractor Supply Co.	1,086	233,523
Ulta Beauty, Inc. (a)	956	468,430
Valvoline, Inc. (a)	7,002	263,135
Wayfair, Inc. Class A (a) (c)	297	18,325
Williams-Sonoma, Inc.	4,152	837,791
		6,242,315
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Apple, Inc.	2,188	421,256
Hewlett Packard Enterprise Co.	26,822	455,438
HP, Inc.	6,534	196,608
NetApp, Inc.	4,137	364,718
Pure Storage, Inc. Class A (a)	15,590	555,939
		1,993,959
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Birkenstock Holding PLC (a)	250	12,183
Capri Holdings Ltd. (a)	1,269	63,755
Carter's, Inc.	869	65,079
Columbia Sportswear Co.	693	55,121
Crocs, Inc. (a)	221	20,644

See accompanying notes to financial statements.
44

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Deckers Outdoor Corp. (a)	638	$ 426,458
Lululemon Athletica, Inc. (a)	463	236,727
NIKE, Inc. Class B	630	68,399
PVH Corp.	940	114,793
Ralph Lauren Corp.	1,766	254,657
Skechers USA, Inc. Class A (a)	4,836	301,476
Tapestry, Inc.	6,836	251,633
Under Armour, Inc. Class A (a)	1,964	17,264
Under Armour, Inc. Class C (a)	1,539	12,851
		1,901,040
TOBACCO — 0.2%
Altria Group, Inc.	5,196	209,607
Philip Morris International, Inc.	415	39,043
		248,650
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Air Lease Corp.	1,423	59,681
Core & Main, Inc. Class A (a)	8,484	342,838
Fastenal Co.	6,340	410,642
Ferguson PLC	2,761	533,066
MSC Industrial Direct Co., Inc. Class A	2,838	287,376
SiteOne Landscape Supply, Inc. (a)	1,087	176,637
United Rentals, Inc.	956	548,190
Watsco, Inc. (c)	1,125	482,029
WESCO International, Inc.	1,397	242,910
WW Grainger, Inc.	479	396,943
		3,480,312
WATER UTILITIES — 0.0% (d)
American Water Works Co., Inc.	322	42,501
Essential Utilities, Inc.	596	22,260
		64,761
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile U.S., Inc.	254	40,724
TOTAL COMMON STOCKS (Cost $136,110,206)		162,729,668
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	171,966	$ 172,035
State Street Navigator Securities Lending Portfolio II (b) (i)	774,462	774,462
TOTAL SHORT-TERM INVESTMENTS (Cost $946,497)		946,497
TOTAL INVESTMENTS — 100.4% (Cost $137,056,703)		163,676,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(624,107)
NET ASSETS — 100.0%		$ 163,052,058
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
45

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Growth Index (long)	1	03/15/2024	$127,286	$132,440	$5,154

During the period ended December 31, 2023, the average notional value related to futures contracts was $228,170.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$162,729,668	$—	$ 0(a)	$162,729,668
Short-Term Investments	946,497	—	—	946,497
TOTAL INVESTMENTS	$163,676,165	$—	$ 0	$163,676,165
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 5,154	$—	$—	$ 5,154
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 5,154	$—	$—	$ 5,154
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	1,863	$ 136,334	$ 13,042	$ 3,466	$55	$7,638	1,983	$ 153,603	$ 2,629
State Street Institutional Liquid Reserves Fund, Premier Class	180,310	180,346	2,323,067	2,331,413	37	(2)	171,966	172,035	6,393
State Street Navigator Securities Lending Portfolio II	903,428	903,428	12,212,685	12,341,651	—	—	774,462	774,462	1,928
Total		$1,220,108	$14,548,794	$14,676,530	$92	$7,636		$1,100,100	$10,950
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.4%
Huntington Ingalls Industries, Inc.	10,887	$ 2,826,701
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	42,350	3,658,616
Expeditors International of Washington, Inc.	14,648	1,863,226
		5,521,842
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	33,780	1,211,013
Gentex Corp.	45,623	1,490,047
Lear Corp.	21,528	3,039,969
Phinia, Inc.	6,666	201,913
		5,942,942
AUTOMOBILES — 1.3%
Ford Motor Co.	561,733	6,847,525
Harley-Davidson, Inc.	27,293	1,005,474
Thor Industries, Inc.	18,759	2,218,252
		10,071,251
BANKS — 8.3%
Bank OZK	36,187	1,803,198
BOK Financial Corp.	4,805	411,548
Citizens Financial Group, Inc.	125,021	4,143,196
Columbia Banking System, Inc.	68,292	1,822,031
Comerica, Inc.	48,538	2,708,906
Cullen/Frost Bankers, Inc.	7,701	835,481
East West Bancorp, Inc.	41,721	3,001,826
Fifth Third Bancorp	142,107	4,901,270
First Hawaiian, Inc.	47,047	1,075,494
First Horizon Corp.	197,103	2,790,978
FNB Corp.	106,759	1,470,071
Huntington Bancshares, Inc.	330,244	4,200,704
KeyCorp	339,407	4,887,461
M&T Bank Corp.	19,697	2,700,065
New York Community Bancorp, Inc.	135,440	1,385,551
Northern Trust Corp.	22,945	1,936,099
Pinnacle Financial Partners, Inc.	6,987	609,406
Popular, Inc.	25,779	2,115,683
Prosperity Bancshares, Inc.	14,827	1,004,233
Regions Financial Corp.	157,599	3,054,269
State Street Corp. (a)	36,303	2,812,030
Synovus Financial Corp.	52,956	1,993,793
Truist Financial Corp.	123,013	4,541,640
Webster Financial Corp.	42,968	2,181,056
Western Alliance Bancorp	39,615	2,606,271
Wintrust Financial Corp.	8,853	821,116
Zions Bancorp NA	53,302	2,338,359
		64,151,735
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	22,853	1,398,832
BROADLINE RETAIL — 0.5%
Kohl's Corp. (b)	40,690	1,166,989
Security Description	Shares	Value
Macy's, Inc.	99,043	$ 1,992,745
Nordstrom, Inc. (b)	42,560	785,232
		3,944,966
BUILDING PRODUCTS — 2.0%
A O Smith Corp.	21,204	1,748,058
Armstrong World Industries, Inc.	6,946	682,931
Carlisle Cos., Inc.	5,494	1,716,491
Fortune Brands Innovations, Inc.	34,681	2,640,611
Masco Corp.	71,734	4,804,743
Owens Corning	24,205	3,587,907
		15,180,741
CAPITAL MARKETS — 3.7%
Carlyle Group, Inc. (b)	77,787	3,165,153
Evercore, Inc. Class A	13,170	2,252,728
Franklin Resources, Inc.	104,703	3,119,102
Houlihan Lokey, Inc.	13,432	1,610,631
Invesco Ltd.	136,886	2,442,046
Janus Henderson Group PLC	49,261	1,485,219
Jefferies Financial Group, Inc.	25,602	1,034,577
Lazard Ltd. Class A	40,255	1,400,874
SEI Investments Co.	14,411	915,819
Stifel Financial Corp.	15,944	1,102,528
T Rowe Price Group, Inc.	80,449	8,663,553
TPG, Inc.	23,815	1,028,094
Virtu Financial, Inc. Class A	33,337	675,408
		28,895,732
CHEMICALS — 5.4%
CF Industries Holdings, Inc.	71,779	5,706,430
Chemours Co.	55,065	1,736,750
Dow, Inc.	205,255	11,256,184
Eastman Chemical Co.	41,255	3,705,524
Element Solutions, Inc.	16,305	377,298
Huntsman Corp.	64,649	1,624,629
LyondellBasell Industries NV Class A	95,059	9,038,210
Mosaic Co.	121,454	4,339,551
NewMarket Corp.	1,342	732,504
Olin Corp.	47,409	2,557,716
Westlake Corp.	3,659	512,114
		41,586,910
COMMERCIAL SERVICES & SUPPLIES — 0.2%
RB Global, Inc.	27,482	1,838,271
COMMUNICATIONS EQUIPMENT — 0.2%
Juniper Networks, Inc.	40,932	1,206,675
CONSTRUCTION & ENGINEERING — 0.2%
MDU Resources Group, Inc.	74,068	1,466,546
CONSUMER FINANCE — 1.9%
Ally Financial, Inc.	72,945	2,547,239
Discover Financial Services	32,102	3,608,265
OneMain Holdings, Inc.	41,063	2,020,300
SLM Corp.	34,631	662,145

See accompanying notes to financial statements.
47

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	156,670	$ 5,983,227
		14,821,176
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
Albertsons Cos., Inc. Class A	152,774	3,513,802
Kroger Co.	110,176	5,036,145
Sysco Corp.	97,100	7,100,923
Target Corp.	40,854	5,818,427
Walgreens Boots Alliance, Inc.	130,174	3,398,843
		24,868,140
CONTAINERS & PACKAGING — 3.5%
Amcor PLC	543,279	5,237,210
Ardagh Group SA (b) (c)	6,370	61,152
Ardagh Metal Packaging SA	51,924	199,388
Avery Dennison Corp.	7,358	1,487,493
Berry Global Group, Inc.	16,319	1,099,737
Graphic Packaging Holding Co.	54,592	1,345,693
International Paper Co.	127,118	4,595,316
Packaging Corp. of America	32,485	5,292,131
Sealed Air Corp.	33,781	1,233,682
Silgan Holdings, Inc.	14,502	656,215
Sonoco Products Co.	29,176	1,630,063
Westrock Co.	93,201	3,869,706
		26,707,786
DISTRIBUTORS — 0.8%
Genuine Parts Co.	24,279	3,362,642
LKQ Corp.	56,571	2,703,528
		6,066,170
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	76,088	518,920
H&R Block, Inc.	55,645	2,691,549
		3,210,469
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	28,815	1,867,500
ELECTRIC UTILITIES — 5.3%
Alliant Energy Corp.	35,007	1,795,859
American Electric Power Co., Inc.	45,831	3,722,394
Avangrid, Inc.	15,381	498,498
Edison International	61,107	4,368,540
Entergy Corp.	44,612	4,514,288
Evergy, Inc.	63,763	3,328,429
Eversource Energy	52,089	3,214,933
Exelon Corp.	91,788	3,295,189
FirstEnergy Corp.	73,202	2,683,585
Hawaiian Electric Industries, Inc. (b)	40,175	570,083
IDACORP, Inc.	11,507	1,131,368
NRG Energy, Inc.	84,675	4,377,698
OGE Energy Corp.	73,553	2,569,206
Pinnacle West Capital Corp.	41,521	2,982,869
PPL Corp.	80,207	2,173,610
		41,226,549
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.1%
nVent Electric PLC	18,858	$ 1,114,319
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Avnet, Inc.	33,234	1,674,993
Corning, Inc.	126,677	3,857,315
Crane NXT Co.	17,729	1,008,248
TD SYNNEX Corp.	8,549	919,958
		7,460,514
FINANCIAL SERVICES — 0.8%
Corebridge Financial, Inc.	50,286	1,089,195
Equitable Holdings, Inc.	44,898	1,495,103
MGIC Investment Corp.	106,584	2,056,005
UWM Holdings Corp. (b)	33,614	240,340
Western Union Co.	138,530	1,651,278
		6,531,921
FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	92,026	6,646,118
Campbell Soup Co.	30,205	1,305,762
Conagra Brands, Inc.	75,970	2,177,300
Flowers Foods, Inc.	68,716	1,546,797
Hormel Foods Corp.	39,931	1,282,185
Ingredion, Inc.	15,494	1,681,564
J M Smucker Co.	12,790	1,616,400
Kellanova	43,232	2,417,101
Tyson Foods, Inc. Class A	102,017	5,483,414
WK Kellogg Co.	10,808	142,017
		24,298,658
GAS UTILITIES — 0.5%
National Fuel Gas Co.	32,878	1,649,489
UGI Corp.	77,347	1,902,736
		3,552,225
GROUND TRANSPORTATION — 0.3%
Ryder System, Inc.	16,980	1,953,719
Schneider National, Inc. Class B	13,931	354,544
		2,308,263
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	94,784	9,554,227
Premier, Inc. Class A	43,653	976,081
Quest Diagnostics, Inc.	21,739	2,997,374
		13,527,682
HEALTH CARE REITs — 0.7%
Healthpeak Properties, Inc. REIT	94,734	1,875,733
Medical Properties Trust, Inc. REIT (b)	217,334	1,067,110
Omega Healthcare Investors, Inc. REIT	83,956	2,574,091
		5,516,934
HOTEL & RESORT REITs — 0.3%
Host Hotels & Resorts, Inc. REIT	111,445	2,169,834

See accompanying notes to financial statements.
48

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Park Hotels & Resorts, Inc. REIT	23,288	$ 356,307
		2,526,141
HOTELS, RESTAURANTS & LEISURE — 1.8%
Darden Restaurants, Inc.	32,657	5,365,545
Domino's Pizza, Inc.	3,753	1,547,099
Marriott Vacations Worldwide Corp.	10,220	867,576
Texas Roadhouse, Inc.	14,412	1,761,579
Travel & Leisure Co.	27,343	1,068,838
Vail Resorts, Inc.	8,358	1,784,182
Wendy's Co.	24,307	473,500
Wyndham Hotels & Resorts, Inc.	12,175	978,992
		13,847,311
HOUSEHOLD DURABLES — 1.3%
Garmin Ltd.	28,182	3,622,514
Leggett & Platt, Inc.	48,715	1,274,872
Newell Brands, Inc.	139,880	1,214,158
Toll Brothers, Inc.	11,802	1,213,128
Whirlpool Corp.	19,674	2,395,703
		9,720,375
HOUSEHOLD PRODUCTS — 0.1%
Reynolds Consumer Products, Inc.	10,277	275,835
Spectrum Brands Holdings, Inc.	3,992	318,442
		594,277
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp.	139,332	2,682,141
Brookfield Renewable Corp. Class A	45,487	1,309,571
Clearway Energy, Inc. Class A	12,538	320,722
Clearway Energy, Inc. Class C	30,508	836,834
		5,149,268
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	96,623	10,562,826
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	5,311	974,781
First Industrial Realty Trust, Inc. REIT	22,648	1,192,870
STAG Industrial, Inc. REIT	22,967	901,685
		3,069,336
INSURANCE — 3.2%
American Financial Group, Inc.	26,677	3,171,629
Assurant, Inc.	5,053	851,380
Axis Capital Holdings Ltd.	13,463	745,446
CNA Financial Corp.	6,566	277,808
Fidelity National Financial, Inc.	95,203	4,857,257
First American Financial Corp.	25,259	1,627,690
Hanover Insurance Group, Inc.	5,519	670,117
Hartford Financial Services Group, Inc.	29,661	2,384,151
Lincoln National Corp.	37,657	1,015,609
Old Republic International Corp.	99,393	2,922,154
Principal Financial Group, Inc.	49,669	3,907,460
Security Description	Shares	Value
Unum Group	46,307	$ 2,094,003
		24,524,704
IT SERVICES — 0.2%
Amdocs Ltd.	21,982	1,931,998
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	24,039	2,325,773
Hasbro, Inc.	23,947	1,222,734
Polaris, Inc.	19,887	1,884,691
		5,433,198
MACHINERY — 3.3%
Allison Transmission Holdings, Inc.	25,705	1,494,746
CNH Industrial NV	358,669	4,368,588
Donaldson Co., Inc.	14,247	931,041
Flowserve Corp.	11,464	472,546
ITT, Inc.	8,219	980,691
Oshkosh Corp.	23,889	2,589,807
PACCAR, Inc.	93,633	9,143,262
Snap-on, Inc.	10,494	3,031,087
Stanley Black & Decker, Inc.	19,086	1,872,337
Timken Co.	6,184	495,648
		25,379,753
MEDIA — 1.6%
Cable One, Inc.	1,159	645,088
Fox Corp. Class B	13,958	385,939
Interpublic Group of Cos., Inc.	74,314	2,425,609
Nexstar Media Group, Inc.	12,667	1,985,552
Omnicom Group, Inc.	30,457	2,634,835
Paramount Global Class A	2,619	51,489
Paramount Global Class B	208,809	3,088,285
Sirius XM Holdings, Inc. (b)	215,380	1,178,129
		12,394,926
METALS & MINING — 1.8%
Newmont Corp.	57,325	2,372,682
Nucor Corp.	20,819	3,623,339
Reliance Steel & Aluminum Co.	11,084	3,099,973
Steel Dynamics, Inc.	33,148	3,914,779
U.S. Steel Corp.	17,928	872,197
		13,882,970
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Annaly Capital Management, Inc. REIT	181,094	3,507,791
Rithm Capital Corp. REIT	178,304	1,904,287
Starwood Property Trust, Inc. REIT	85,152	1,789,895
		7,201,973
MULTI-UTILITIES — 2.6%
Ameren Corp.	33,995	2,459,198
CenterPoint Energy, Inc.	77,438	2,212,404
CMS Energy Corp.	35,065	2,036,225
Consolidated Edison, Inc.	39,590	3,601,502
DTE Energy Co.	35,373	3,900,227
NiSource, Inc.	117,531	3,120,448

See accompanying notes to financial statements.
49

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
WEC Energy Group, Inc.	32,043	$ 2,697,059
		20,027,063
OFFICE REITs — 1.0%
Boston Properties, Inc. REIT	57,555	4,038,634
Cousins Properties, Inc. REIT	38,831	945,535
Highwoods Properties, Inc. REIT	38,491	883,753
Kilroy Realty Corp. REIT	42,072	1,676,149
NET Lease Office Properties REIT	1,907	35,241
		7,579,312
OIL, GAS & CONSUMABLE FUELS — 11.7%
Antero Midstream Corp.	28,299	354,586
APA Corp.	113,847	4,084,830
Chesapeake Energy Corp.	46,532	3,580,172
Coterra Energy, Inc.	278,101	7,097,138
Devon Energy Corp.	235,547	10,670,279
Diamondback Energy, Inc.	64,535	10,008,088
DT Midstream, Inc.	9,503	520,764
EOG Resources, Inc.	33,236	4,019,894
EQT Corp.	39,328	1,520,420
HF Sinclair Corp.	51,750	2,875,748
Marathon Oil Corp.	68,049	1,644,064
Marathon Petroleum Corp.	43,277	6,420,576
New Fortress Energy, Inc.	12,556	473,738
ONEOK, Inc.	54,508	3,827,552
Ovintiv, Inc.	89,003	3,909,012
Phillips 66	62,905	8,375,172
Pioneer Natural Resources Co.	53,232	11,970,812
Valero Energy Corp.	71,099	9,242,870
		90,595,715
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	23,503	1,664,717
PHARMACEUTICALS — 1.0%
Organon & Co.	93,555	1,349,063
Royalty Pharma PLC Class A	50,950	1,431,185
Viatris, Inc.	439,079	4,755,226
		7,535,474
PROFESSIONAL SERVICES — 1.2%
Genpact Ltd.	17,757	616,345
Leidos Holdings, Inc.	21,324	2,308,110
ManpowerGroup, Inc.	18,523	1,472,023
Robert Half, Inc.	38,572	3,391,250
Science Applications International Corp.	9,216	1,145,733
		8,933,461
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Lennar Corp. Class B	1,407	188,608
RESIDENTIAL REITs — 1.8%
Apartment Income REIT Corp.	55,083	1,913,033
AvalonBay Communities, Inc. REIT	13,990	2,619,208
Camden Property Trust REIT	26,745	2,655,511
Equity LifeStyle Properties, Inc. REIT	16,502	1,164,051
Security Description	Shares	Value
Equity Residential REIT	28,409	$ 1,737,494
Essex Property Trust, Inc. REIT	6,499	1,611,362
Mid-America Apartment Communities, Inc. REIT	14,746	1,982,747
		13,683,406
RETAIL REITs — 2.4%
Agree Realty Corp. REIT	10,205	642,405
Brixmor Property Group, Inc. REIT	88,338	2,055,625
Federal Realty Investment Trust REIT	21,422	2,207,537
NNN REIT, Inc.	38,539	1,661,031
Regency Centers Corp. REIT	33,462	2,241,954
Simon Property Group, Inc. REIT	55,468	7,911,956
Spirit Realty Capital, Inc. REIT	38,045	1,662,186
		18,382,694
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Skyworks Solutions, Inc.	37,738	4,242,506
SOFTWARE — 0.0% (d)
TFS Financial Corp.	5,052	74,214
SPECIALIZED REITs — 3.7%
CubeSmart REIT	33,329	1,544,799
EPR Properties REIT	26,278	1,273,169
Extra Space Storage, Inc. REIT	34,379	5,511,985
Gaming & Leisure Properties, Inc. REIT	71,485	3,527,785
Iron Mountain, Inc. REIT	35,436	2,479,811
Lamar Advertising Co. Class A REIT	31,869	3,387,038
National Storage Affiliates Trust REIT	15,796	655,060
Public Storage REIT	12,968	3,955,240
Rayonier, Inc. REIT	20,044	669,670
Weyerhaeuser Co. REIT	170,161	5,916,498
		28,921,055
SPECIALTY RETAIL — 2.9%
Advance Auto Parts, Inc.	21,793	1,330,027
Bath & Body Works, Inc.	84,034	3,626,907
Best Buy Co., Inc.	71,529	5,599,290
Dick's Sporting Goods, Inc.	15,125	2,222,619
Gap, Inc.	72,060	1,506,774
Penske Automotive Group, Inc.	5,018	805,439
Tractor Supply Co.	11,359	2,442,526
Williams-Sonoma, Inc.	23,919	4,826,376
		22,359,958
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Hewlett Packard Enterprise Co.	456,591	7,752,915
HP, Inc.	265,181	7,979,296
NetApp, Inc.	47,497	4,187,336
		19,919,547
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	13,555	1,015,134

See accompanying notes to financial statements.
50

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Columbia Sportswear Co.	6,907	$ 549,383
Ralph Lauren Corp.	14,878	2,145,408
Tapestry, Inc.	86,540	3,185,537
VF Corp.	47,329	889,785
		7,785,247
TOBACCO — 0.8%
Altria Group, Inc.	159,180	6,421,321
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	14,789	620,251
MSC Industrial Direct Co., Inc. Class A	17,002	1,721,622
Watsco, Inc.	11,291	4,837,855
		7,179,728
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	29,929	1,117,848
TOTAL COMMON STOCKS (Cost $737,528,158)		769,942,380
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	1,825,323	1,826,053
State Street Navigator Securities Lending Portfolio II (a) (g)	5,316,163	5,316,163
TOTAL SHORT-TERM INVESTMENTS (Cost $7,142,095)		7,142,216
TOTAL INVESTMENTS — 100.4% (Cost $744,670,253)		777,084,596
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,058,627)
NET ASSETS — 100.0%		$ 774,025,969

(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
51

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	03/15/2024	$2,777,940	$2,892,000	$114,060

During the period ended December 31, 2023, the average notional value related to futures contracts was $2,704,564.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$769,942,380	$—	$—	$769,942,380
Short-Term Investments	7,142,216	—	—	7,142,216
TOTAL INVESTMENTS	$777,084,596	$—	$—	$777,084,596
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 114,060	$—	$—	$ 114,060
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 114,060	$—	$—	$ 114,060

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	37,464	$2,741,616	$ 146,598	$ 228,977	$ 816	$151,977	36,303	$2,812,030	$ 50,899
State Street Institutional Liquid Reserves Fund, Premier Class	1,573,702	1,574,017	21,387,295	21,135,793	436	98	1,825,323	1,826,053	60,695
State Street Navigator Securities Lending Portfolio II	4,689,669	4,689,669	73,985,166	73,358,672	—	—	5,316,163	5,316,163	76,283
Total		$9,005,302	$95,519,059	$94,723,442	$1,252	$152,075		$9,954,246	$187,877
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
BWX Technologies, Inc.	164,524	$ 12,623,926
Curtiss-Wright Corp.	44,808	9,982,774
Hexcel Corp.	74,024	5,459,270
Woodward, Inc.	108,881	14,821,971
		42,887,941
AIR FREIGHT & LOGISTICS — 0.4%
GXO Logistics, Inc. (a)	134,725	8,239,781
AUTO COMPONENTS — 1.0%
Autoliv, Inc.	81,016	8,927,153
Fox Factory Holding Corp. (a)	29,017	1,958,067
Gentex Corp.	268,503	8,769,308
Visteon Corp. (a)	22,560	2,817,744
		22,472,272
BANKS — 1.7%
Bank OZK	98,764	4,921,410
Commerce Bancshares, Inc.	87,859	4,692,522
Cullen/Frost Bankers, Inc.	48,489	5,260,572
East West Bancorp, Inc.	136,922	9,851,538
First Financial Bankshares, Inc. (b)	92,748	2,810,264
Hancock Whitney Corp.	80,800	3,926,072
International Bancshares Corp.	41,371	2,247,273
Pinnacle Financial Partners, Inc.	56,794	4,953,573
		38,663,224
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	7,771	2,685,580
Celsius Holdings, Inc. (a) (b)	266,777	14,544,682
Coca-Cola Consolidated, Inc.	8,414	7,811,557
		25,041,819
BIOTECHNOLOGY — 2.6%
Arrowhead Pharmaceuticals, Inc. (a)	192,679	5,895,977
Exelixis, Inc. (a)	560,322	13,442,125
Halozyme Therapeutics, Inc. (a)	237,581	8,780,994
Neurocrine Biosciences, Inc. (a)	176,822	23,298,067
United Therapeutics Corp. (a)	38,044	8,365,495
		59,782,658
BROADLINE RETAIL — 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	111,282	8,445,191
BUILDING PRODUCTS — 6.4%
Advanced Drainage Systems, Inc.	123,352	17,348,225
Carlisle Cos., Inc.	87,644	27,382,615
Fortune Brands Innovations, Inc.	90,651	6,902,167
Lennox International, Inc.	57,585	25,770,439
Owens Corning	159,937	23,707,462
Simpson Manufacturing Co., Inc.	76,762	15,197,341
Security Description	Shares	Value
Trex Co., Inc. (a)	195,456	$ 16,181,802
UFP Industries, Inc.	111,365	13,981,876
		146,471,927
CAPITAL MARKETS — 2.4%
Carlyle Group, Inc. (b)	186,812	7,601,380
Evercore, Inc. Class A	43,131	7,377,558
Houlihan Lokey, Inc.	92,855	11,134,243
Interactive Brokers Group, Inc. Class A	113,513	9,410,228
Morningstar, Inc.	46,948	13,438,395
SEI Investments Co.	90,224	5,733,735
		54,695,539
CHEMICALS — 2.5%
Axalta Coating Systems Ltd. (a)	395,949	13,450,387
Cabot Corp.	66,538	5,555,923
Livent Corp. (a)	197,400	3,549,252
NewMarket Corp.	12,413	6,775,388
Olin Corp.	90,221	4,867,423
RPM International, Inc.	125,362	13,994,160
Scotts Miracle-Gro Co. (b)	28,547	1,819,871
Westlake Corp.	57,659	8,069,954
		58,082,358
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Brink's Co.	81,257	7,146,553
Clean Harbors, Inc. (a)	90,723	15,832,071
MSA Safety, Inc.	66,524	11,231,247
Tetra Tech, Inc.	95,799	15,991,727
		50,201,598
COMMUNICATIONS EQUIPMENT — 0.3%
Calix, Inc. (a)	51,804	2,263,317
Ciena Corp. (a)	109,382	4,923,284
		7,186,601
CONSTRUCTION & ENGINEERING — 1.8%
AECOM	114,991	10,628,618
Comfort Systems USA, Inc.	64,307	13,226,021
EMCOR Group, Inc.	84,678	18,242,181
		42,096,820
CONSTRUCTION MATERIALS — 0.8%
Eagle Materials, Inc.	62,880	12,754,579
Knife River Corp. (a)	72,120	4,772,902
		17,527,481
CONSUMER FINANCE — 0.4%
FirstCash Holdings, Inc.	66,530	7,211,187
SLM Corp.	163,358	3,123,405
		10,334,592
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Casey's General Stores, Inc.	67,067	18,425,988
Sprouts Farmers Market, Inc. (a) (b)	75,121	3,614,071
		22,040,059

See accompanying notes to financial statements.
53

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	69,947	$ 8,646,848
Crown Holdings, Inc.	101,996	9,392,812
		18,039,660
DIVERSIFIED CONSUMER SERVICES — 1.3%
Grand Canyon Education, Inc. (a)	53,298	7,037,468
H&R Block, Inc.	258,963	12,526,040
Service Corp. International	135,823	9,297,085
		28,860,593
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc.	111,733	4,598,930
ELECTRIC UTILITIES — 0.1%
IDACORP, Inc.	35,587	3,498,914
ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	28,483	5,834,173
EnerSys	31,352	3,165,298
nVent Electric PLC	298,585	17,643,387
		26,642,858
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Cognex Corp.	136,654	5,703,938
IPG Photonics Corp. (a)	24,040	2,609,301
Littelfuse, Inc.	31,386	8,397,638
Novanta, Inc. (a) (b)	37,415	6,301,060
Vontier Corp.	277,563	9,589,802
		32,601,739
ENERGY EQUIPMENT & SERVICES — 1.2%
ChampionX Corp.	234,594	6,852,491
Valaris Ltd. (a)	112,733	7,730,102
Weatherford International PLC (a)	129,747	12,693,149
		27,275,742
ENTERTAINMENT — 0.2%
TKO Group Holdings, Inc.	46,584	3,800,323
FINANCIAL SERVICES — 1.7%
Equitable Holdings, Inc.	303,306	10,100,090
Euronet Worldwide, Inc. (a)	42,543	4,317,689
MGIC Investment Corp.	190,216	3,669,267
Voya Financial, Inc.	75,125	5,481,120
WEX, Inc. (a)	76,932	14,967,120
		38,535,286
FOOD PRODUCTS — 0.3%
Ingredion, Inc.	42,370	4,598,416
Lancaster Colony Corp.	17,625	2,932,624
		7,531,040
GROUND TRANSPORTATION — 1.9%
Avis Budget Group, Inc.	33,315	5,905,417
Landstar System, Inc.	44,037	8,527,765
Saia, Inc. (a)	47,800	20,946,916
Security Description	Shares	Value
XPO, Inc. (a)	98,063	$ 8,589,338
		43,969,436
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Haemonetics Corp. (a)	54,930	4,697,064
Inari Medical, Inc. (a)	52,608	3,415,311
Lantheus Holdings, Inc. (a)	123,157	7,635,734
LivaNova PLC (a)	35,960	1,860,570
Masimo Corp. (a) (b)	49,626	5,816,664
Penumbra, Inc. (a) (b)	69,423	17,462,662
Shockwave Medical, Inc. (a)	66,363	12,646,133
		53,534,138
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	166,218	12,925,112
Amedisys, Inc. (a)	24,741	2,351,879
Chemed Corp.	16,237	9,494,586
Encompass Health Corp.	81,388	5,430,207
HealthEquity, Inc. (a)	78,825	5,226,097
Option Care Health, Inc. (a)	175,117	5,899,692
Progyny, Inc. (a)	150,421	5,592,653
		46,920,226
HEALTH CARE REITs — 0.2%
Omega Healthcare Investors, Inc. REIT	181,223	5,556,297
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	106,654	2,990,578
HOTEL & RESORT REITs — 0.3%
Park Hotels & Resorts, Inc. REIT	378,930	5,797,629
HOTELS, RESTAURANTS & LEISURE — 5.2%
Boyd Gaming Corp.	124,986	7,825,373
Choice Hotels International, Inc.	22,024	2,495,319
Churchill Downs, Inc.	122,322	16,504,907
Hilton Grand Vacations, Inc. (a)	79,720	3,203,150
Hyatt Hotels Corp. Class A (b)	79,593	10,379,723
Light & Wonder, Inc. (a) (b)	162,056	13,306,418
Planet Fitness, Inc. Class A (a)	153,665	11,217,545
Texas Roadhouse, Inc.	120,351	14,710,503
Travel & Leisure Co.	91,452	3,574,859
Vail Resorts, Inc.	45,317	9,673,820
Wendy's Co.	162,802	3,171,383
Wingstop, Inc.	53,015	13,602,589
Wyndham Hotels & Resorts, Inc.	98,416	7,913,631
		117,579,220
HOUSEHOLD DURABLES — 2.7%
KB Home	69,115	4,316,923
Tempur Sealy International, Inc.	309,997	15,800,547
Toll Brothers, Inc.	193,422	19,881,847
TopBuild Corp. (a)	57,191	21,404,304
		61,403,621

See accompanying notes to financial statements.
54

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Vistra Corp.	604,971	$ 23,303,483
INDUSTRIAL REITs — 1.3%
EastGroup Properties, Inc. REIT	51,770	9,501,866
First Industrial Realty Trust, Inc. REIT	114,573	6,034,560
Rexford Industrial Realty, Inc. REIT	148,025	8,304,202
STAG Industrial, Inc. REIT	163,145	6,405,073
		30,245,701
INSURANCE — 2.5%
Erie Indemnity Co. Class A	26,030	8,717,968
Kinsale Capital Group, Inc.	39,631	13,272,818
Primerica, Inc.	63,077	12,978,723
RenaissanceRe Holdings Ltd.	52,024	10,196,704
RLI Corp.	46,915	6,245,325
Selective Insurance Group, Inc.	60,079	5,976,659
		57,388,197
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	176,465	3,262,838
IT SERVICES — 1.2%
GoDaddy, Inc. Class A (a)	253,472	26,908,587
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp. (b)	75,601	7,314,397
Mattel, Inc. (a)	280,466	5,295,198
YETI Holdings, Inc. (a) (b)	99,862	5,170,854
		17,780,449
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Azenta, Inc. (a)	69,515	4,528,207
Bruker Corp.	100,357	7,374,232
Medpace Holdings, Inc. (a)	42,016	12,879,165
Repligen Corp. (a)	93,470	16,805,906
Sotera Health Co. (a) (b)	178,497	3,007,674
		44,595,184
MACHINERY — 6.9%
Chart Industries, Inc. (a) (b)	75,596	10,306,003
Crane Co.	88,051	10,402,345
Donaldson Co., Inc.	123,661	8,081,246
Esab Corp.	101,870	8,823,979
Flowserve Corp.	106,577	4,393,104
Graco, Inc.	303,800	26,357,688
ITT, Inc.	147,723	17,626,308
Lincoln Electric Holdings, Inc.	103,059	22,411,210
Middleby Corp. (a)	48,285	7,106,104
RBC Bearings, Inc. (a) (b)	52,320	14,905,445
Terex Corp.	68,013	3,908,027
Timken Co.	45,681	3,661,332
Toro Co.	89,643	8,604,832
Watts Water Technologies, Inc. Class A	49,326	10,276,579
		156,864,202
Security Description	Shares	Value
MARINE — 0.2%
Kirby Corp. (a)	44,774	$ 3,513,863
MEDIA — 0.6%
New York Times Co. Class A	294,805	14,442,497
METALS & MINING — 1.7%
MP Materials Corp. (a) (b)	104,002	2,064,440
Reliance Steel & Aluminum Co.	103,480	28,941,286
Royal Gold, Inc.	61,564	7,446,782
		38,452,508
OFFICE REITs — 0.1%
COPT Defense Properties REIT	79,205	2,030,024
OIL, GAS & CONSUMABLE FUELS — 5.0%
Antero Midstream Corp.	356,490	4,466,820
Chord Energy Corp.	74,261	12,344,406
Civitas Resources, Inc. (b)	153,815	10,517,870
CNX Resources Corp. (a)	286,651	5,733,020
DT Midstream, Inc.	109,691	6,011,067
Equitrans Midstream Corp.	320,609	3,263,800
Matador Resources Co.	199,362	11,335,723
Murphy Oil Corp.	113,906	4,859,230
Ovintiv, Inc.	456,808	20,063,007
Permian Resources Corp.	749,180	10,188,848
Range Resources Corp.	434,178	13,216,378
Southwestern Energy Co. (a)	1,981,756	12,980,502
		114,980,671
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	75,258	5,330,524
PERSONAL PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	125,216	6,940,723
Coty, Inc. Class A (a)	673,423	8,363,914
		15,304,637
PHARMACEUTICALS — 0.3%
Jazz Pharmaceuticals PLC (a)	47,544	5,847,912
PROFESSIONAL SERVICES — 2.7%
CACI International, Inc. Class A (a)	14,863	4,813,531
ExlService Holdings, Inc. (a)	168,897	5,210,473
Exponent, Inc.	46,602	4,102,840
FTI Consulting, Inc. (a)	63,869	12,719,511
Insperity, Inc.	31,943	3,744,359
KBR, Inc.	112,052	6,208,801
Maximus, Inc.	80,033	6,711,567
Paylocity Holding Corp. (a)	77,815	12,827,803
Science Applications International Corp.	33,449	4,158,380
		60,497,265
RESIDENTIAL REITs — 0.7%
Equity LifeStyle Properties, Inc. REIT	214,658	15,141,975
RETAIL REITs — 0.5%
Brixmor Property Group, Inc. REIT	238,692	5,554,363

See accompanying notes to financial statements.
55

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
NNN REIT, Inc.	121,779	$ 5,248,675
		10,803,038
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Allegro MicroSystems, Inc. (a)	44,961	1,360,969
Cirrus Logic, Inc. (a)	55,399	4,608,643
Lattice Semiconductor Corp. (a)	248,439	17,139,807
MACOM Technology Solutions Holdings, Inc. (a)	61,494	5,715,867
MKS Instruments, Inc.	55,592	5,718,749
Onto Innovation, Inc. (a)	88,463	13,525,993
Power Integrations, Inc.	51,297	4,211,997
Rambus, Inc. (a)	193,722	13,221,526
Silicon Laboratories, Inc. (a)	57,155	7,559,892
Synaptics, Inc. (a)	29,048	3,313,796
Universal Display Corp.	78,436	15,001,669
Wolfspeed, Inc. (a) (b)	106,270	4,623,808
		96,002,716
SOFTWARE — 4.4%
Aspen Technology, Inc. (a)	25,242	5,557,026
Blackbaud, Inc. (a)	48,231	4,181,628
CommVault Systems, Inc. (a)	47,445	3,788,483
Dolby Laboratories, Inc. Class A (b)	60,985	5,255,687
Dropbox, Inc. Class A (a)	461,662	13,609,796
Dynatrace, Inc. (a)	429,189	23,472,346
Manhattan Associates, Inc. (a)	110,804	23,858,317
Qualys, Inc. (a)	66,223	12,998,251
Teradata Corp. (a)	175,895	7,653,192
		100,374,726
SPECIALIZED REITs — 1.8%
CubeSmart REIT	222,429	10,309,584
EPR Properties REIT	84,240	4,081,428
Gaming & Leisure Properties, Inc. REIT	206,546	10,193,045
Lamar Advertising Co. Class A REIT	91,342	9,707,828
National Storage Affiliates Trust REIT	68,340	2,834,060
Rayonier, Inc. REIT	93,580	3,126,508
		40,252,453
SPECIALTY RETAIL — 5.0%
Burlington Stores, Inc. (a)	70,076	13,628,380
Dick's Sporting Goods, Inc. (b)	58,562	8,605,686
Five Below, Inc. (a)	100,269	21,373,340
Floor & Decor Holdings, Inc. Class A (a) (b)	191,793	21,396,427
Murphy USA, Inc.	34,835	12,420,768
Restoration Hardware, Inc. (a)	12,521	3,649,621
Valvoline, Inc. (a)	249,971	9,393,910
Williams-Sonoma, Inc. (b)	115,466	23,298,730
		113,766,862
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Super Micro Computer, Inc. (a) (b)	83,519	$ 23,741,111
TEXTILES, APPAREL & LUXURY GOODS — 2.8%
Capri Holdings Ltd. (a)	100,667	5,057,510
Columbia Sportswear Co.	29,850	2,374,269
Crocs, Inc. (a)	108,958	10,177,767
Deckers Outdoor Corp. (a)	46,353	30,983,736
Skechers USA, Inc. Class A (a)	240,401	14,986,598
		63,579,880
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Core & Main, Inc. Class A (a)	140,412	5,674,049
GATX Corp.	23,746	2,854,744
MSC Industrial Direct Co., Inc. Class A	45,128	4,569,661
Watsco, Inc. (b)	60,989	26,131,957
		39,230,411
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	216,954	8,103,232
TOTAL COMMON STOCKS (Cost $2,035,285,862)		2,275,051,037
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	1,007,485	1,007,888
State Street Navigator Securities Lending Portfolio II (e) (f)	114,974,942	114,974,942
TOTAL SHORT-TERM INVESTMENTS (Cost $115,982,846)		115,982,830
TOTAL INVESTMENTS — 105.0% (Cost $2,151,268,708)		2,391,033,867
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(113,321,904)
NET ASSETS — 100.0%		$ 2,277,711,963
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
56

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,275,051,037	$—	$—	$2,275,051,037
Short-Term Investments	115,982,830	—	—	115,982,830
TOTAL INVESTMENTS	$2,391,033,867	$—	$—	$2,391,033,867

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,235,101	$ 2,235,548	$ 35,558,756	$ 36,786,662	$263	$(17)	1,007,485	$ 1,007,888	$ 38,415
State Street Navigator Securities Lending Portfolio II	123,785,640	123,785,640	451,117,146	459,927,844	—	—	114,974,942	114,974,942	124,371
Total		$126,021,188	$486,675,902	$496,714,506	$263	$(17)		$115,982,830	$162,786
See accompanying notes to financial statements.
57

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
Curtiss-Wright Corp.	29,534	$ 6,579,880
Hexcel Corp.	94,615	6,977,856
		13,557,736
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	97,097	5,938,453
AUTO COMPONENTS — 2.0%
Adient PLC (a)	206,608	7,512,267
Autoliv, Inc.	66,119	7,285,653
Fox Factory Holding Corp. (a)	57,962	3,911,276
Gentex Corp.	185,284	6,051,375
Goodyear Tire & Rubber Co. (a) (b)	625,431	8,956,172
Lear Corp.	129,088	18,228,516
Visteon Corp. (a)	33,770	4,217,873
		56,163,132
AUTOMOBILES — 0.9%
Harley-Davidson, Inc. (b)	279,632	10,301,643
Thor Industries, Inc. (b)	117,567	13,902,298
		24,203,941
BANKS — 9.8%
Associated Banc-Corp.	327,833	7,012,348
Bank OZK	111,424	5,552,258
Cadence Bank	402,971	11,923,912
Columbia Banking System, Inc.	460,117	12,275,921
Commerce Bancshares, Inc.	154,596	8,256,999
Cullen/Frost Bankers, Inc.	82,018	8,898,133
East West Bancorp, Inc.	143,085	10,294,966
First Financial Bankshares, Inc. (b)	169,929	5,148,849
First Horizon Corp.	1,236,978	17,515,608
FNB Corp. (b)	791,545	10,899,575
Glacier Bancorp, Inc. (b)	244,529	10,103,938
Hancock Whitney Corp.	91,197	4,431,262
Home BancShares, Inc.	413,925	10,484,720
International Bancshares Corp.	67,118	3,645,850
New York Community Bancorp, Inc.	1,601,542	16,383,775
Old National Bancorp	645,531	10,903,019
Pinnacle Financial Partners, Inc. (b)	99,904	8,713,627
Prosperity Bancshares, Inc.	207,584	14,059,664
SouthState Corp. (b)	168,656	14,242,999
Synovus Financial Corp.	322,682	12,148,977
Texas Capital Bancshares, Inc. (a)	105,909	6,844,899
UMB Financial Corp.	96,420	8,055,891
United Bankshares, Inc.	297,744	11,180,287
Valley National Bancorp	940,730	10,216,328
Webster Financial Corp.	380,705	19,324,586
Wintrust Financial Corp.	135,075	12,528,206
		271,046,597
Security Description	Shares	Value
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	11,261	$ 3,891,689
BIOTECHNOLOGY — 0.5%
United Therapeutics Corp. (a)	57,152	12,567,153
BROADLINE RETAIL — 0.6%
Macy's, Inc. (b)	603,629	12,145,016
Nordstrom, Inc. (b)	214,052	3,949,259
		16,094,275
BUILDING PRODUCTS — 0.5%
Fortune Brands Innovations, Inc.	166,883	12,706,472
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	74,956	11,349,838
Carlyle Group, Inc. (b)	248,254	10,101,455
Evercore, Inc. Class A	23,651	4,045,504
Federated Hermes, Inc.	190,243	6,441,628
Interactive Brokers Group, Inc. Class A	96,786	8,023,559
Janus Henderson Group PLC	292,434	8,816,885
Jefferies Financial Group, Inc.	373,254	15,083,194
SEI Investments Co.	110,276	7,008,040
Stifel Financial Corp.	226,169	15,639,586
		86,509,689
CHEMICALS — 2.2%
Ashland, Inc.	113,048	9,531,077
Avient Corp.	201,171	8,362,678
Cabot Corp.	40,218	3,358,203
Chemours Co.	327,442	10,327,521
Livent Corp. (a)	154,200	2,772,516
Olin Corp.	159,468	8,603,298
RPM International, Inc.	131,438	14,672,424
Scotts Miracle-Gro Co. (b)	56,821	3,622,339
		61,250,056
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Stericycle, Inc. (a)	204,106	10,115,493
COMMUNICATIONS EQUIPMENT — 0.7%
Calix, Inc. (a)	65,924	2,880,220
Ciena Corp. (a)	192,364	8,658,304
Lumentum Holdings, Inc. (a) (b)	147,806	7,747,990
		19,286,514
CONSTRUCTION & ENGINEERING — 2.2%
AECOM	166,075	15,350,312
Fluor Corp. (a)	377,845	14,800,189
MasTec, Inc. (a)	133,410	10,101,805
MDU Resources Group, Inc.	449,192	8,894,001
Valmont Industries, Inc.	46,066	10,756,872
		59,903,179
CONSTRUCTION MATERIALS — 0.1%
Knife River Corp. (a)	36,148	2,392,275
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	600,613	20,973,406

See accompanying notes to financial statements.
58

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SLM Corp.	299,482	$ 5,726,096
		26,699,502
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
BJ's Wholesale Club Holdings, Inc. (a) (b)	295,959	19,728,627
Grocery Outlet Holding Corp. (a)	218,986	5,903,863
Performance Food Group Co. (a)	344,263	23,805,786
Sprouts Farmers Market, Inc. (a) (b)	132,176	6,358,987
U.S. Foods Holding Corp. (a)	500,359	22,721,302
		78,518,565
CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	59,498	7,355,143
Berry Global Group, Inc.	261,365	17,613,387
Crown Holdings, Inc.	141,719	13,050,903
Graphic Packaging Holding Co. (b)	678,462	16,724,088
Greif, Inc. Class A	56,169	3,684,125
Silgan Holdings, Inc.	178,622	8,082,646
Sonoco Products Co.	217,414	12,146,920
		78,657,212
DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	7,944	5,533,155
Service Corp. International	159,772	10,936,393
		16,469,548
DIVERSIFIED REITs — 1.1%
WP Carey, Inc. REIT (b)	483,422	31,330,580
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Parent, Inc. (a) (b)	487,935	12,364,273
Iridium Communications, Inc.	136,586	5,621,880
		17,986,153
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	126,762	7,752,764
IDACORP, Inc.	68,425	6,727,546
OGE Energy Corp.	443,516	15,492,014
PNM Resources, Inc.	189,362	7,877,459
Portland General Electric Co.	223,133	9,670,584
		47,520,367
ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc.	33,446	6,850,744
EnerSys	50,744	5,123,114
Regal Rexnord Corp.	146,765	21,724,155
Sensata Technologies Holding PLC	333,964	12,547,028
Sunrun, Inc. (a) (b)	479,102	9,404,772
		55,649,813
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Arrow Electronics, Inc. (a)	119,889	14,656,430
Security Description	Shares	Value
Avnet, Inc.	199,683	$ 10,064,023
Belden, Inc.	91,932	7,101,747
Cognex Corp.	212,617	8,874,634
Coherent Corp. (a)	292,382	12,727,389
Crane NXT Co.	106,479	6,055,461
IPG Photonics Corp. (a)	35,936	3,900,493
Littelfuse, Inc.	16,502	4,415,275
Novanta, Inc. (a)	33,164	5,585,149
TD SYNNEX Corp.	113,189	12,180,268
Vishay Intertechnology, Inc. (b)	278,500	6,675,645
		92,236,514
ENERGY EQUIPMENT & SERVICES — 0.8%
ChampionX Corp.	141,828	4,142,796
NOV, Inc.	873,014	17,704,724
		21,847,520
ENTERTAINMENT — 0.2%
TKO Group Holdings, Inc.	75,400	6,151,132
FINANCIAL SERVICES — 2.0%
Equitable Holdings, Inc.	329,824	10,983,139
Essent Group Ltd.	235,529	12,421,800
Euronet Worldwide, Inc. (a)	44,480	4,514,275
MGIC Investment Corp.	379,260	7,315,925
Voya Financial, Inc.	138,207	10,083,583
Western Union Co.	803,675	9,579,806
		54,898,528
FOOD PRODUCTS — 1.9%
Darling Ingredients, Inc. (a)	353,556	17,621,231
Flowers Foods, Inc.	423,798	9,539,693
Ingredion, Inc.	92,074	9,992,791
Lancaster Colony Corp.	23,362	3,887,203
Pilgrim's Pride Corp. (a)	88,855	2,457,730
Post Holdings, Inc. (a)	112,136	9,874,696
		53,373,344
GAS UTILITIES — 2.0%
National Fuel Gas Co.	202,514	10,160,127
New Jersey Resources Corp.	215,156	9,591,654
ONE Gas, Inc.	122,272	7,791,172
Southwest Gas Holdings, Inc. (b)	132,526	8,395,522
Spire, Inc.	116,015	7,232,375
UGI Corp.	462,166	11,369,284
		54,540,134
GROUND TRANSPORTATION — 2.1%
Hertz Global Holdings, Inc. (a) (b)	291,926	3,033,111
Knight-Swift Transportation Holdings, Inc.	356,925	20,576,726
Landstar System, Inc.	25,404	4,919,485
Ryder System, Inc.	97,779	11,250,452
Werner Enterprises, Inc. (b)	139,818	5,924,089
XPO, Inc. (a)	135,640	11,880,707
		57,584,570

See accompanying notes to financial statements.
59

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Enovis Corp. (a)	109,543	$ 6,136,599
Envista Holdings Corp. (a)	378,123	9,097,639
Globus Medical, Inc. Class A (a)	255,924	13,638,190
Haemonetics Corp. (a)	44,754	3,826,915
Inari Medical, Inc. (a)	48,484	3,147,581
Integra LifeSciences Holdings Corp. (a)	150,003	6,532,631
LivaNova PLC (a)	74,874	3,873,981
Masimo Corp. (a) (b)	37,174	4,357,164
Neogen Corp. (a) (b)	434,256	8,732,888
QuidelOrtho Corp. (a) (b)	109,124	8,042,439
		67,386,027
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Amedisys, Inc. (a)	41,731	3,966,949
Chemed Corp.	13,340	7,800,565
Encompass Health Corp.	121,558	8,110,350
HealthEquity, Inc. (a)	92,638	6,141,899
Option Care Health, Inc. (a)	175,798	5,922,635
Patterson Cos., Inc. (b)	187,707	5,340,264
R1 RCM, Inc. (a)	434,443	4,592,062
Tenet Healthcare Corp. (a)	225,047	17,006,802
		58,881,526
HEALTH CARE REITs — 1.6%
Healthcare Realty Trust, Inc. REIT	844,691	14,554,026
Medical Properties Trust, Inc. REIT (b)	1,321,352	6,487,838
Omega Healthcare Investors, Inc. REIT	318,939	9,778,670
Physicians Realty Trust REIT	526,081	7,002,138
Sabra Health Care REIT, Inc.	510,065	7,278,628
		45,101,300
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	130,310	3,653,892
HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	578,707	16,261,667
Choice Hotels International, Inc.	28,037	3,176,592
Hilton Grand Vacations, Inc. (a)	59,742	2,400,433
Marriott Vacations Worldwide Corp.	72,929	6,190,943
Penn Entertainment, Inc. (a) (b)	334,750	8,710,195
Travel & Leisure Co.	48,022	1,877,180
Vail Resorts, Inc.	28,595	6,104,175
Wendy's Co.	169,550	3,302,834
Wyndham Hotels & Resorts, Inc.	62,140	4,996,677
		53,020,696
HOUSEHOLD DURABLES — 1.2%
Helen of Troy Ltd. (a) (b)	52,315	6,320,175
KB Home (b)	84,426	5,273,248
Leggett & Platt, Inc.	294,156	7,698,062
Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	238,465	$ 12,722,108
		32,013,593
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Ormat Technologies, Inc. (b)	118,444	8,976,871
INDUSTRIAL REITs — 1.4%
EastGroup Properties, Inc. REIT	38,815	7,124,105
First Industrial Realty Trust, Inc. REIT	151,690	7,989,513
Rexford Industrial Realty, Inc. REIT	285,179	15,998,542
STAG Industrial, Inc. REIT	200,170	7,858,674
		38,970,834
INSURANCE — 6.4%
American Financial Group, Inc.	144,881	17,224,902
Brighthouse Financial, Inc. (a)	141,624	7,494,742
CNO Financial Group, Inc.	247,488	6,904,915
Erie Indemnity Co. Class A (b)	23,186	7,765,455
Fidelity National Financial, Inc.	571,774	29,171,910
First American Financial Corp.	227,675	14,671,377
Hanover Insurance Group, Inc.	78,912	9,581,495
Kemper Corp.	132,835	6,465,080
Old Republic International Corp.	577,241	16,970,885
Reinsurance Group of America, Inc.	145,808	23,588,818
RenaissanceRe Holdings Ltd.	52,129	10,217,284
RLI Corp.	30,946	4,119,532
Selective Insurance Group, Inc.	60,180	5,986,706
Unum Group	406,265	18,371,303
		178,534,404
INTERACTIVE MEDIA & SERVICES — 0.5%
Ziff Davis, Inc. (a)	101,408	6,813,603
ZoomInfo Technologies, Inc. (a) (b)	437,830	8,095,477
		14,909,080
IT SERVICES — 0.4%
Kyndryl Holdings, Inc. (a)	506,178	10,518,379
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	59,176	5,725,278
Mattel, Inc. (a)	436,265	8,236,683
Polaris, Inc. (b)	117,118	11,099,273
YETI Holdings, Inc. (a) (b)	68,945	3,569,972
		28,631,206
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a) (b)	47,718	3,108,350
Bruker Corp.	81,762	6,007,872
		9,116,222
MACHINERY — 2.8%
AGCO Corp.	137,727	16,721,435
Donaldson Co., Inc.	114,466	7,480,353
Flowserve Corp.	159,183	6,561,523
Middleby Corp. (a)	59,124	8,701,279

See accompanying notes to financial statements.
60

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Oshkosh Corp.	144,843	$ 15,702,430
Terex Corp.	65,328	3,753,747
Timken Co.	87,333	6,999,740
Toro Co.	119,148	11,437,016
		77,357,523
MARINE — 0.2%
Kirby Corp. (a)	75,541	5,928,458
MEDIA — 0.8%
Cable One, Inc.	10,018	5,575,919
Nexstar Media Group, Inc.	71,564	11,217,657
TEGNA, Inc.	434,468	6,647,360
		23,440,936
METALS & MINING — 3.1%
Alcoa Corp.	393,752	13,387,568
Cleveland-Cliffs, Inc. (a)	1,117,030	22,809,753
Commercial Metals Co.	257,907	12,905,666
MP Materials Corp. (a) (b)	190,618	3,783,767
Royal Gold, Inc.	69,552	8,413,010
U.S. Steel Corp.	493,534	24,010,429
		85,310,193
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.3%
Annaly Capital Management, Inc. REIT	1,106,376	21,430,503
Starwood Property Trust, Inc. REIT (b)	656,436	13,798,285
		35,228,788
MULTI-UTILITIES — 0.5%
Black Hills Corp.	150,000	8,092,500
Northwestern Energy Group, Inc. (b)	135,104	6,875,443
		14,967,943
OFFICE REITs — 1.1%
COPT Defense Properties REIT	151,457	3,881,843
Cousins Properties, Inc. REIT	334,794	8,152,234
Kilroy Realty Corp. REIT	235,323	9,375,268
Vornado Realty Trust REIT (b)	352,646	9,962,250
		31,371,595
OIL, GAS & CONSUMABLE FUELS — 3.1%
Antero Midstream Corp.	315,510	3,953,340
Antero Resources Corp. (a)	626,558	14,210,336
Chesapeake Energy Corp. (b)	246,602	18,973,558
DT Midstream, Inc.	79,130	4,336,324
Equitrans Midstream Corp.	563,879	5,740,288
HF Sinclair Corp.	346,432	19,251,226
Murphy Oil Corp.	184,570	7,873,756
PBF Energy, Inc. Class A	239,908	10,546,356
		84,885,184
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	49,596	3,512,885
Security Description	Shares	Value
PERSONAL PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	136,333	$ 7,556,938
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	80,542	9,906,666
Perrigo Co. PLC	298,925	9,619,407
		19,526,073
PROFESSIONAL SERVICES — 3.2%
ASGN, Inc. (a)	104,114	10,012,643
CACI International, Inc. Class A (a)	31,131	10,082,086
Concentrix Corp. (b)	104,328	10,246,053
ExlService Holdings, Inc. (a)	156,444	4,826,297
Exponent, Inc.	54,724	4,817,901
Genpact Ltd.	368,150	12,778,486
Insperity, Inc.	39,112	4,584,709
KBR, Inc.	160,778	8,908,709
ManpowerGroup, Inc.	107,740	8,562,098
Maximus, Inc.	36,165	3,032,797
Science Applications International Corp.	75,979	9,445,709
		87,297,488
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc. (a)	105,286	19,885,367
RESIDENTIAL REITs — 1.1%
Apartment Income REIT Corp.	324,271	11,261,932
Equity LifeStyle Properties, Inc. REIT	148,017	10,441,119
Independence Realty Trust, Inc. REIT	495,683	7,583,950
		29,287,001
RETAIL REITs — 2.1%
Agree Realty Corp. REIT	222,944	14,034,325
Brixmor Property Group, Inc. REIT	371,352	8,641,361
Kite Realty Group Trust REIT	483,962	11,063,371
NNN REIT, Inc.	253,496	10,925,678
Spirit Realty Capital, Inc. REIT	313,540	13,698,562
		58,363,297
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Allegro MicroSystems, Inc. (a)	102,095	3,090,415
Amkor Technology, Inc.	227,712	7,575,978
Cirrus Logic, Inc. (a)	51,108	4,251,675
MACOM Technology Solutions Holdings, Inc. (a)	44,254	4,113,409
MKS Instruments, Inc.	70,798	7,282,990
Power Integrations, Inc.	62,698	5,148,133
Synaptics, Inc. (a)	51,025	5,820,932
Wolfspeed, Inc. (a) (b)	146,450	6,372,039
		43,655,571
SOFTWARE — 0.6%
Aspen Technology, Inc. (a)	30,920	6,807,038
Blackbaud, Inc. (a)	36,164	3,135,419

See accompanying notes to financial statements.
61

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
CommVault Systems, Inc. (a)	38,625	$ 3,084,206
Dolby Laboratories, Inc. Class A (b)	56,462	4,865,895
		17,892,558
SPECIALIZED REITs — 2.1%
CubeSmart REIT	223,252	10,347,730
EPR Properties REIT	63,180	3,061,071
Gaming & Leisure Properties, Inc. REIT	337,359	16,648,667
Lamar Advertising Co. Class A REIT	81,225	8,632,593
National Storage Affiliates Trust REIT	86,950	3,605,817
PotlatchDeltic Corp. REIT	175,092	8,597,017
Rayonier, Inc. REIT	186,600	6,234,306
		57,127,201
SPECIALTY RETAIL — 3.0%
AutoNation, Inc. (a) (b)	57,191	8,588,944
Burlington Stores, Inc. (a) (b)	57,251	11,134,174
Dick's Sporting Goods, Inc. (b)	64,025	9,408,474
GameStop Corp. Class A (a)	592,501	10,386,543
Gap, Inc.	473,167	9,893,922
Lithia Motors, Inc. (b)	60,845	20,035,042
Penske Automotive Group, Inc. (b)	42,952	6,894,225
Restoration Hardware, Inc. (a)	18,927	5,516,842
		81,858,166
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Capri Holdings Ltd. (a)	133,367	6,700,358
Carter's, Inc. (b)	81,257	6,085,337
Columbia Sportswear Co. (b)	39,472	3,139,603
PVH Corp.	133,813	16,341,243
Under Armour, Inc. Class A (a)	416,434	3,660,455
Under Armour, Inc. Class C (a) (b)	426,748	3,563,346
		39,490,342
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Core & Main, Inc. Class A (a)	129,631	5,238,389
Security Description	Shares	Value
GATX Corp. (b)	49,740	$ 5,979,743
MSC Industrial Direct Co., Inc. Class A	47,000	4,759,220
WESCO International, Inc.	97,364	16,929,652
		32,907,004
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	288,292	10,767,706
TOTAL COMMON STOCKS (Cost $2,707,689,013)		2,766,422,383
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	1,701,757	1,702,438
State Street Navigator Securities Lending Portfolio II (c) (e)	78,833,318	78,833,318
TOTAL SHORT-TERM INVESTMENTS (Cost $80,535,863)		80,535,756
TOTAL INVESTMENTS — 102.7% (Cost $2,788,224,876)		2,846,958,139
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(73,974,526)
NET ASSETS — 100.0%		$ 2,772,983,613
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,766,422,383	$—	$—	$2,766,422,383
Short-Term Investments	80,535,756	—	—	80,535,756
TOTAL INVESTMENTS	$2,846,958,139	$—	$—	$2,846,958,139
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,887,605	$ 2,888,182	$ 67,388,702	$ 68,575,234	$907	$(119)	1,701,757	$ 1,702,438	$ 66,889
State Street Navigator Securities Lending Portfolio II	146,709,166	146,709,166	542,080,001	609,955,849	—	—	78,833,318	78,833,318	193,541
Total		$149,597,348	$609,468,703	$678,531,083	$907	$(119)		$80,535,756	$260,430
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	4,321	$ 373,291
Expeditors International of Washington, Inc.	5,876	747,427
United Parcel Service, Inc. Class B	26,841	4,220,211
		5,340,929
AIRLINES — 0.0% (a)
American Airlines Group, Inc. (b)	24,004	329,815
AUTO COMPONENTS — 0.1%
Aptiv PLC (b)	10,503	942,329
BorgWarner, Inc.	8,619	308,991
		1,251,320
AUTOMOBILES — 2.6%
Ford Motor Co.	144,357	1,759,712
General Motors Co.	51,259	1,841,223
Tesla, Inc. (b)	102,123	25,375,523
		28,976,458
BANKS — 4.4%
Bank of America Corp.	256,990	8,652,853
Bank of New York Mellon Corp.	28,851	1,501,695
Citigroup, Inc.	71,362	3,670,861
Fifth Third Bancorp	25,116	866,251
Goldman Sachs Group, Inc.	12,147	4,685,948
JPMorgan Chase & Co.	107,292	18,250,369
M&T Bank Corp.	6,176	846,606
Morgan Stanley	46,899	4,373,332
Northern Trust Corp.	7,712	650,739
PNC Financial Services Group, Inc.	14,757	2,285,121
Regions Financial Corp.	34,390	666,478
State Street Corp. (c)	11,462	887,847
Truist Financial Corp.	48,871	1,804,317
		49,142,417
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	6,734	384,511
Coca-Cola Co.	143,474	8,454,923
Constellation Brands, Inc. Class A	5,992	1,448,566
Keurig Dr Pepper, Inc.	36,572	1,218,579
Molson Coors Beverage Co. Class B	6,848	419,166
PepsiCo, Inc.	50,747	8,618,871
		20,544,616
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	65,185	10,101,719
Amgen, Inc.	19,728	5,682,059
Biogen, Inc. (b)	5,343	1,382,608
Gilead Sciences, Inc.	45,982	3,725,002
Moderna, Inc. (b)	12,224	1,215,677
Regeneron Pharmaceuticals, Inc. (b)	3,983	3,498,229
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (b)	9,533	$ 3,878,882
		29,484,176
BROADLINE RETAIL — 4.7%
Amazon.com, Inc. (b)	336,701	51,158,350
eBay, Inc.	19,984	871,702
Etsy, Inc. (b)	4,650	376,883
		52,406,935
BUILDING PRODUCTS — 0.5%
Carrier Global Corp.	30,773	1,767,909
Johnson Controls International PLC	25,218	1,453,566
Trane Technologies PLC	8,476	2,067,296
		5,288,771
CAPITAL MARKETS — 2.6%
Ameriprise Financial, Inc.	3,905	1,483,236
BlackRock, Inc.	5,165	4,192,947
Cboe Global Markets, Inc.	3,856	688,527
Charles Schwab Corp.	54,885	3,776,088
CME Group, Inc.	13,263	2,793,188
FactSet Research Systems, Inc.	1,324	631,614
Franklin Resources, Inc.	10,483	312,289
Intercontinental Exchange, Inc.	21,144	2,715,524
Invesco Ltd.	16,686	297,678
MarketAxess Holdings, Inc.	1,347	394,469
Moody's Corp.	5,844	2,282,433
MSCI, Inc.	2,930	1,657,354
Nasdaq, Inc.	12,450	723,843
Raymond James Financial, Inc.	7,123	794,215
S&P Global, Inc.	11,968	5,272,143
T Rowe Price Group, Inc.	8,281	891,781
		28,907,329
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	8,221	2,250,910
Albemarle Corp.	4,305	621,986
CF Industries Holdings, Inc.	7,204	572,718
Corteva, Inc.	26,239	1,257,373
Dow, Inc.	25,912	1,421,014
Ecolab, Inc.	9,156	1,816,093
FMC Corp.	4,620	291,291
International Flavors & Fragrances, Inc.	9,474	767,110
Linde PLC	17,950	7,372,244
LyondellBasell Industries NV Class A	9,352	889,188
Mosaic Co.	12,506	446,839
PPG Industries, Inc.	8,676	1,297,496
		19,004,262
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	3,127	1,884,518
Republic Services, Inc.	7,612	1,255,295
Waste Management, Inc.	13,690	2,451,879
		5,591,692

See accompanying notes to financial statements.
64

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (b)	9,195	$ 2,165,514
Cisco Systems, Inc.	151,272	7,642,261
F5, Inc. (b)	2,192	392,324
Juniper Networks, Inc.	11,908	351,048
Motorola Solutions, Inc.	6,106	1,911,728
		12,462,875
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,338	1,151,940
CONSUMER FINANCE — 0.7%
American Express Co.	21,307	3,991,654
Capital One Financial Corp.	14,109	1,849,972
Discover Financial Services	9,810	1,102,644
Synchrony Financial	16,075	613,904
		7,558,174
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Dollar General Corp.	8,206	1,115,606
Dollar Tree, Inc. (b)	7,663	1,088,529
Kroger Co.	24,007	1,097,360
Sysco Corp.	18,632	1,362,558
Target Corp.	17,031	2,425,555
Walgreens Boots Alliance, Inc.	26,446	690,505
Walmart, Inc.	52,658	8,301,534
		16,081,647
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	54,746	527,751
Ball Corp.	11,553	664,529
International Paper Co.	13,009	470,275
Westrock Co.	9,440	391,949
		2,054,504
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	262,748	4,408,912
Verizon Communications, Inc.	154,776	5,835,055
		10,243,967
ELECTRIC UTILITIES — 0.9%
Constellation Energy Corp.	11,990	1,401,511
Edison International	14,073	1,006,079
Entergy Corp.	7,543	763,276
Eversource Energy	12,749	786,868
Exelon Corp.	36,594	1,313,725
NextEra Energy, Inc.	75,824	4,605,550
		9,877,009
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	14,657	3,529,699
Emerson Electric Co.	21,057	2,049,478
Generac Holdings, Inc. (b)	2,285	295,313
Rockwell Automation, Inc.	4,127	1,281,351
		7,155,841
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	28,094	855,462
Security Description	Shares	Value
Keysight Technologies, Inc. (b)	6,548	$ 1,041,721
TE Connectivity Ltd.	11,622	1,632,891
Zebra Technologies Corp. Class A (b)	1,868	510,581
		4,040,655
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	37,167	1,270,368
Halliburton Co.	33,351	1,205,639
Schlumberger NV	52,357	2,724,658
		5,200,665
ENTERTAINMENT — 1.5%
Electronic Arts, Inc.	9,563	1,308,314
Netflix, Inc. (b)	16,182	7,878,692
Walt Disney Co.	67,306	6,077,059
Warner Bros Discovery, Inc. (b)	81,456	926,969
		16,191,034
FINANCIAL SERVICES — 2.9%
Fidelity National Information Services, Inc.	21,858	1,313,010
Mastercard, Inc. Class A	30,684	13,087,033
PayPal Holdings, Inc. (b)	39,712	2,438,714
Visa, Inc. Class A	59,006	15,362,212
		32,200,969
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	20,143	1,454,728
Campbell Soup Co.	7,397	319,772
Conagra Brands, Inc.	17,471	500,719
General Mills, Inc.	21,753	1,416,990
Hershey Co.	5,451	1,016,285
Hormel Foods Corp.	10,655	342,132
J M Smucker Co.	3,956	499,959
Kellanova	9,481	530,083
Kraft Heinz Co.	29,390	1,086,842
McCormick & Co., Inc.	9,323	637,880
Mondelez International, Inc. Class A	50,196	3,635,696
Tyson Foods, Inc. Class A	10,515	565,181
		12,006,267
GROUND TRANSPORTATION — 1.0%
CSX Corp.	74,936	2,598,031
JB Hunt Transport Services, Inc.	3,029	605,013
Norfolk Southern Corp.	8,414	1,988,901
Union Pacific Corp.	22,428	5,508,765
		10,700,710
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	64,244	7,071,337
Baxter International, Inc.	18,525	716,177
Becton Dickinson & Co.	10,731	2,616,540
Boston Scientific Corp. (b)	54,204	3,133,533
Edwards Lifesciences Corp. (b)	22,708	1,731,485
Hologic, Inc. (b)	9,047	646,408
IDEXX Laboratories, Inc. (b)	3,064	1,700,673

See accompanying notes to financial statements.
65

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	48,981	$ 4,035,055
Teleflex, Inc.	1,792	446,817
Zimmer Biomet Holdings, Inc.	7,768	945,366
		23,043,391
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Cardinal Health, Inc.	9,468	954,374
Cencora, Inc.	6,199	1,273,151
Centene Corp. (b)	20,286	1,505,424
Cigna Group	10,939	3,275,683
CVS Health Corp.	47,298	3,734,650
DaVita, Inc. (b)	1,979	207,320
Elevance Health, Inc.	8,773	4,136,996
Henry Schein, Inc. (b)	4,975	376,657
Humana, Inc.	4,660	2,133,395
Laboratory Corp. of America Holdings	3,196	726,419
Quest Diagnostics, Inc.	4,037	556,622
UnitedHealth Group, Inc.	34,235	18,023,700
		36,904,391
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	20,143	398,831
Ventas, Inc. REIT	14,644	729,857
Welltower, Inc. REIT	20,473	1,846,051
		2,974,739
HOTEL & RESORT REITs — 0.0% (a)
Host Hotels & Resorts, Inc. REIT	26,256	511,204
HOTELS, RESTAURANTS & LEISURE — 1.9%
Caesars Entertainment, Inc. (b)	7,825	366,836
Darden Restaurants, Inc.	4,515	741,815
Hilton Worldwide Holdings, Inc.	9,810	1,786,303
Las Vegas Sands Corp.	12,191	599,919
Marriott International, Inc. Class A	9,099	2,051,915
McDonald's Corp.	26,988	8,002,212
MGM Resorts International (b)	11,539	515,563
Norwegian Cruise Line Holdings Ltd. (b)	15,536	311,341
Royal Caribbean Cruises Ltd. (b)	8,731	1,130,577
Starbucks Corp.	42,297	4,060,935
Yum! Brands, Inc.	10,346	1,351,808
		20,919,224
HOUSEHOLD DURABLES — 0.1%
Mohawk Industries, Inc. (b)	1,986	205,551
PulteGroup, Inc.	8,294	856,107
Whirlpool Corp.	1,952	237,695
		1,299,353
HOUSEHOLD PRODUCTS — 1.4%
Colgate-Palmolive Co.	30,738	2,450,126
Procter & Gamble Co.	86,939	12,740,041
		15,190,167
INDUSTRIAL CONGLOMERATES — 0.5%
General Electric Co.	40,165	5,126,259
Security Description	Shares	Value
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	33,987	$ 4,530,467
INSURANCE — 2.1%
Aflac, Inc.	20,558	1,696,035
Allstate Corp.	9,677	1,354,586
American International Group, Inc.	25,792	1,747,408
Arch Capital Group Ltd. (b)	13,644	1,013,340
Arthur J Gallagher & Co.	7,968	1,791,844
Assurant, Inc.	1,928	324,849
Chubb Ltd.	15,323	3,462,998
Everest Group Ltd.	1,592	562,899
Globe Life, Inc.	3,310	402,893
Hartford Financial Services Group, Inc.	11,627	934,578
MetLife, Inc.	22,848	1,510,938
Principal Financial Group, Inc.	8,429	663,109
Progressive Corp.	21,620	3,443,634
Prudential Financial, Inc.	13,522	1,402,367
Travelers Cos., Inc.	8,562	1,630,975
W R Berkley Corp.	7,544	533,512
Willis Towers Watson PLC	3,878	935,374
		23,411,339
INTERACTIVE MEDIA & SERVICES — 5.1%
Alphabet, Inc. Class A (b)	219,343	30,640,024
Alphabet, Inc. Class C (b)	184,380	25,984,673
Match Group, Inc. (b)	10,307	376,206
		57,000,903
LEISURE EQUIPMENT & PRODUCTS — 0.0% (a)
Hasbro, Inc.	4,820	246,109
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	10,898	1,515,149
Bio-Rad Laboratories, Inc. Class A (b)	805	259,926
Illumina, Inc. (b)	5,744	799,795
Mettler-Toledo International, Inc. (b)	767	930,340
Thermo Fisher Scientific, Inc.	14,292	7,586,051
Waters Corp. (b)	2,194	722,331
		11,813,592
MACHINERY — 2.3%
Caterpillar, Inc.	18,842	5,571,014
Cummins, Inc.	5,106	1,223,245
Deere & Co.	10,091	4,035,088
Dover Corp.	5,062	778,586
Fortive Corp.	13,025	959,031
IDEX Corp.	2,792	606,171
Illinois Tool Works, Inc.	10,247	2,684,099
Ingersoll Rand, Inc.	14,967	1,157,548
Nordson Corp.	1,986	524,622
Otis Worldwide Corp.	15,285	1,367,549
PACCAR, Inc.	19,216	1,876,442
Parker-Hannifin Corp.	4,687	2,159,301
Pentair PLC	5,965	433,715

See accompanying notes to financial statements.
66

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	5,490	$ 538,569
Westinghouse Air Brake Technologies Corp.	6,699	850,103
Xylem, Inc.	8,798	1,006,139
		25,771,222
MEDIA — 0.9%
Charter Communications, Inc. Class A (b)	3,722	1,446,667
Comcast Corp. Class A	148,507	6,512,032
Fox Corp. Class A	10,798	320,377
Fox Corp. Class B	5,030	139,080
Interpublic Group of Cos., Inc.	14,343	468,156
News Corp. Class A	14,090	345,909
News Corp. Class B	4,364	112,242
Omnicom Group, Inc.	7,500	648,825
Paramount Global Class B	18,574	274,709
		10,267,997
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	52,655	2,241,523
Newmont Corp.	42,569	1,761,931
		4,003,454
MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	23,204	662,939
Public Service Enterprise Group, Inc.	18,315	1,119,962
Sempra	23,070	1,724,021
		3,506,922
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	5,758	729,942
Boston Properties, Inc. REIT	5,283	370,708
		1,100,650
OIL, GAS & CONSUMABLE FUELS — 3.0%
APA Corp.	11,804	423,528
Chevron Corp.	64,947	9,687,494
ConocoPhillips	44,075	5,115,785
Devon Energy Corp.	24,083	1,090,960
EOG Resources, Inc.	21,580	2,610,101
EQT Corp.	13,542	523,534
Hess Corp.	10,283	1,482,397
Kinder Morgan, Inc.	72,809	1,284,351
Marathon Oil Corp.	23,289	562,662
Marathon Petroleum Corp.	14,023	2,080,452
ONEOK, Inc.	21,456	1,506,640
Phillips 66	16,240	2,162,194
Pioneer Natural Resources Co.	8,730	1,963,202
Valero Energy Corp.	12,554	1,632,020
Williams Cos., Inc.	44,949	1,565,574
		33,690,894
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	8,587	1,255,849
Security Description	Shares	Value
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	75,128	$ 3,854,818
Eli Lilly & Co.	29,480	17,184,482
Merck & Co., Inc.	93,866	10,233,271
Pfizer, Inc.	208,831	6,012,244
Viatris, Inc.	44,567	482,661
Zoetis, Inc.	17,147	3,384,303
		41,151,779
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	15,236	3,549,531
Broadridge Financial Solutions, Inc.	4,430	911,472
Paychex, Inc.	11,752	1,399,781
Robert Half, Inc.	3,900	342,888
Verisk Analytics, Inc.	5,434	1,297,965
		7,501,637
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	11,643	1,083,847
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	5,085	952,014
Equity Residential REIT	12,532	766,457
Essex Property Trust, Inc. REIT	2,333	578,444
UDR, Inc. REIT	11,416	437,118
		2,734,033
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,729	281,223
Kimco Realty Corp. REIT	22,799	485,847
Regency Centers Corp. REIT	6,035	404,345
Simon Property Group, Inc. REIT	12,154	1,733,647
		2,905,062
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.3%
Advanced Micro Devices, Inc. (b)	59,421	8,759,250
Applied Materials, Inc.	31,053	5,032,760
Intel Corp.	155,900	7,833,975
KLA Corp.	5,030	2,923,939
Lam Research Corp.	4,891	3,830,925
Micron Technology, Inc.	40,201	3,430,753
NVIDIA Corp.	91,370	45,248,251
NXP Semiconductors NV	9,560	2,195,741
ON Semiconductor Corp. (b)	15,982	1,334,976
QUALCOMM, Inc.	41,073	5,940,388
Texas Instruments, Inc.	33,411	5,695,239
		92,226,197
SOFTWARE — 12.1%
Adobe, Inc. (b)	16,968	10,123,109
Autodesk, Inc. (b)	7,881	1,918,866
Fortinet, Inc. (b)	23,950	1,401,793
Gen Digital, Inc.	20,978	478,718
Intuit, Inc.	10,421	6,513,438
Microsoft Corp.	275,194	103,483,952

See accompanying notes to financial statements.
67

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Salesforce, Inc. (b)	36,101	$ 9,499,617
Tyler Technologies, Inc. (b)	1,586	663,138
		134,082,631
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	17,212	3,715,727
Digital Realty Trust, Inc. REIT	11,219	1,509,853
Equinix, Inc. REIT	3,492	2,812,422
Extra Space Storage, Inc. REIT	7,761	1,244,321
Iron Mountain, Inc. REIT	10,685	747,736
SBA Communications Corp. REIT	3,984	1,010,701
Weyerhaeuser Co. REIT	26,978	938,025
		11,978,785
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	7,174	561,581
Home Depot, Inc.	37,094	12,854,926
Lowe's Cos., Inc.	21,285	4,736,977
TJX Cos., Inc.	42,549	3,991,521
Tractor Supply Co.	4,084	878,182
		23,023,187
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.6%
Apple, Inc.	541,368	104,229,581
Hewlett Packard Enterprise Co.	47,311	803,341
HP, Inc.	31,848	958,306
Seagate Technology Holdings PLC	6,989	596,651
		106,587,879
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	45,858	4,978,803
Ralph Lauren Corp.	1,536	221,491
Tapestry, Inc.	8,696	320,100
Security Description	Shares	Value
VF Corp.	12,211	$ 229,567
		5,749,961
TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals, Inc.	2,566	1,471,396
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,080	934,489
TOTAL COMMON STOCKS (Cost $969,247,668)		1,107,193,986
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e) (Cost $981,835)	981,473	981,866
TOTAL INVESTMENTS — 99.9% (Cost $970,229,503)		1,108,175,852
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		786,409
NET ASSETS — 100.0%		$ 1,108,962,261
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
68

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	7	03/15/2024	$1,474,180	$1,495,323	$21,143

During the period ended  December 31, 2023, the average notional value related to futures contracts was $1,049,734.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,107,193,986	$—	$—	$1,107,193,986
Short-Term Investment	981,866	—	—	981,866
TOTAL INVESTMENTS	$1,108,175,852	$—	$—	$1,108,175,852
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 21,143	$—	$—	$ 21,143
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 21,143	$—	$—	$ 21,143

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	11,047	$ 808,420	$ 127,841	$ 103,999	$(23,673)	$79,258	11,462	$ 887,847	$15,329
State Street Institutional Liquid Reserves Fund, Premier Class	725,538	725,683	10,676,728	10,420,675	120	10	981,473	981,866	31,066
Total		$1,534,103	$10,804,569	$10,524,674	$(23,553)	$79,268		$1,869,713	$46,395
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	126,692	$ 7,905,581
AeroVironment, Inc. (a)	137,708	17,356,716
Moog, Inc. Class A	151,914	21,994,109
National Presto Industries, Inc.	12,436	998,362
		48,254,768
AIRLINES — 0.2%
SkyWest, Inc. (a)	116,172	6,064,179
Sun Country Airlines Holdings, Inc. (a) (b)	93,547	1,471,494
		7,535,673
AUTO COMPONENTS — 1.3%
Dorman Products, Inc. (a)	102,618	8,559,367
Gentherm, Inc. (a)	79,471	4,161,102
LCI Industries (b)	83,647	10,515,264
Patrick Industries, Inc.	109,100	10,948,185
XPEL, Inc. (a) (b)	111,797	6,020,269
		40,204,187
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	87,963	6,410,743
BANKS — 4.5%
Axos Financial, Inc. (a)	169,787	9,270,370
BancFirst Corp.	47,305	4,604,196
Bancorp, Inc. (a)	281,249	10,844,961
Bank of Hawaii Corp. (b)	83,505	6,050,772
Berkshire Hills Bancorp, Inc.	111,015	2,756,503
Cathay General Bancorp	179,176	7,985,874
City Holding Co. (b)	46,799	5,160,058
Customers Bancorp, Inc. (a)	148,392	8,550,347
First Bancorp (c)	904,065	14,871,869
First Commonwealth Financial Corp.	247,544	3,822,079
Lakeland Financial Corp.	62,978	4,103,647
OFG Bancorp	246,830	9,251,188
Park National Corp. (b)	31,006	4,119,457
Pathward Financial, Inc.	137,492	7,277,452
Preferred Bank	65,740	4,802,307
S&T Bancorp, Inc.	106,880	3,571,930
ServisFirst Bancshares, Inc. (b)	118,265	7,879,997
Southside Bancshares, Inc. (b)	59,468	1,862,538
Triumph Financial, Inc. (a)	113,689	9,115,584
Westamerica BanCorp	85,523	4,824,352
WSFS Financial Corp.	143,576	6,594,446
		137,319,927
BEVERAGES — 0.3%
MGP Ingredients, Inc. (b)	47,695	4,698,911
National Beverage Corp. (a)	67,680	3,365,050
		8,063,961
BIOTECHNOLOGY — 2.6%
Alkermes PLC (a)	559,552	15,521,972
Arcus Biosciences, Inc. (a)	117,228	2,239,055
Security Description	Shares	Value
Catalyst Pharmaceuticals, Inc. (a)	526,103	$ 8,843,791
Cytokinetics, Inc. (a)	231,565	19,333,362
Dynavax Technologies Corp. (a)	678,085	9,479,628
Ironwood Pharmaceuticals, Inc. (a)	412,106	4,714,493
Myriad Genetics, Inc. (a)	228,604	4,375,481
REGENXBIO, Inc. (a)	92,467	1,659,783
Vericel Corp. (a)	250,381	8,916,067
Xencor, Inc. (a)	166,967	3,544,709
		78,628,341
BUILDING PRODUCTS — 3.4%
AAON, Inc.	356,021	26,299,271
American Woodmark Corp. (a)	48,428	4,496,540
Apogee Enterprises, Inc.	52,547	2,806,535
Armstrong World Industries, Inc. (b)	233,344	22,942,382
AZZ, Inc.	131,644	7,647,200
Gibraltar Industries, Inc. (a)	159,552	12,601,417
Griffon Corp.	146,115	8,905,709
Insteel Industries, Inc.	64,885	2,484,447
PGT Innovations, Inc. (a)	299,093	12,173,085
Quanex Building Products Corp.	119,844	3,663,631
		104,020,217
CAPITAL MARKETS — 1.7%
Artisan Partners Asset Management, Inc. Class A (b)	201,213	8,889,590
Brightsphere Investment Group, Inc.	106,612	2,042,686
Donnelley Financial Solutions, Inc. (a)	129,804	8,095,876
Moelis & Co. Class A (b)	188,745	10,594,257
Piper Sandler Cos.	38,675	6,763,097
PJT Partners, Inc. Class A (b)	66,732	6,797,989
Virtus Investment Partners, Inc.	22,412	5,418,325
WisdomTree, Inc. (b)	581,927	4,032,754
		52,634,574
CHEMICALS — 2.2%
Balchem Corp.	94,621	14,074,874
Hawkins, Inc.	99,320	6,994,114
HB Fuller Co.	138,755	11,296,044
Innospec, Inc.	82,161	10,125,522
Koppers Holdings, Inc.	58,332	2,987,765
Minerals Technologies, Inc.	85,536	6,099,572
Quaker Chemical Corp.	37,849	8,077,734
Sensient Technologies Corp.	95,448	6,299,568
		65,955,193
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brady Corp. Class A	152,818	8,968,888
HNI Corp.	146,808	6,140,979
Liquidity Services, Inc. (a)	118,912	2,046,475
Matthews International Corp. Class A	102,820	3,768,353
UniFirst Corp.	32,564	5,956,281

See accompanying notes to financial statements.
70

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Vestis Corp.	363,892	$ 7,692,677
Viad Corp. (a)	110,208	3,989,530
		38,563,183
COMMUNICATIONS EQUIPMENT — 0.4%
Extreme Networks, Inc. (a)	408,247	7,201,477
Harmonic, Inc. (a) (b)	319,470	4,165,889
		11,367,366
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	150,777	12,460,211
Granite Construction, Inc.	117,788	5,990,698
MYR Group, Inc. (a)	87,612	12,671,323
		31,122,232
CONSUMER FINANCE — 0.3%
PROG Holdings, Inc. (a)	234,776	7,256,926
World Acceptance Corp. (a)	17,992	2,348,496
		9,605,422
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Andersons, Inc.	88,504	5,092,520
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	95,821	1,873,300
Sealed Air Corp.	302,928	11,062,931
		12,936,231
DIVERSIFIED CONSUMER SERVICES — 1.6%
Adtalem Global Education, Inc. (a)	208,735	12,304,928
Frontdoor, Inc. (a)	417,142	14,691,741
Mister Car Wash, Inc. (a) (b)	250,288	2,162,488
Perdoceo Education Corp.	194,055	3,407,606
Strategic Education, Inc.	47,410	4,379,262
Stride, Inc. (a)	208,320	12,367,959
		49,313,984
DIVERSIFIED REITs — 0.4%
Armada Hoffler Properties, Inc. REIT	153,809	1,902,618
Essential Properties Realty Trust, Inc. REIT	425,372	10,872,508
		12,775,126
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cogent Communications Holdings, Inc. (b)	226,704	17,243,106
Shenandoah Telecommunications Co.	264,296	5,714,080
		22,957,186
ELECTRIC UTILITIES — 0.6%
Otter Tail Corp. (b)	220,502	18,736,055
ELECTRICAL EQUIPMENT — 0.8%
Encore Wire Corp. (b)	82,675	17,659,380
Powell Industries, Inc.	48,128	4,254,515
Vicor Corp. (a)	63,254	2,842,635
		24,756,530
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.7%
Advanced Energy Industries, Inc.	121,116	$ 13,191,955
Arlo Technologies, Inc. (a)	497,753	4,738,609
Badger Meter, Inc.	154,966	23,922,101
CTS Corp.	91,887	4,019,137
ePlus, Inc. (a)	86,301	6,890,272
Fabrinet (a)	191,384	36,426,117
Insight Enterprises, Inc. (a)	95,240	16,875,576
Itron, Inc. (a)	116,984	8,833,462
Knowles Corp. (a)	195,128	3,494,742
OSI Systems, Inc. (a)	81,918	10,571,518
Plexus Corp. (a)	63,460	6,861,930
Rogers Corp. (a)	58,948	7,785,262
		143,610,681
ENERGY EQUIPMENT & SERVICES — 2.3%
Archrock, Inc.	720,108	11,089,663
Core Laboratories, Inc.	109,058	1,925,964
Helix Energy Solutions Group, Inc. (a)	743,660	7,644,825
Helmerich & Payne, Inc. (b)	281,563	10,198,212
Liberty Energy, Inc. (b)	803,881	14,582,401
Oceaneering International, Inc. (a)	528,172	11,239,500
Oil States International, Inc. (a)	168,000	1,140,720
Patterson-UTI Energy, Inc.	926,683	10,008,177
RPC, Inc. (b)	448,860	3,267,701
		71,097,163
ENTERTAINMENT — 0.8%
Cinemark Holdings, Inc. (a) (b)	556,610	7,842,635
Madison Square Garden Sports Corp. (a) (b)	87,443	15,899,761
Marcus Corp. (b)	70,252	1,024,274
		24,766,670
FINANCIAL SERVICES — 1.5%
EVERTEC, Inc.	344,740	14,113,656
NMI Holdings, Inc. Class A (a)	276,636	8,210,556
Payoneer Global, Inc. (a)	550,658	2,868,928
Radian Group, Inc.	441,552	12,606,310
Walker & Dunlop, Inc.	75,532	8,384,807
		46,184,257
FOOD PRODUCTS — 1.4%
Cal-Maine Foods, Inc.	213,070	12,228,087
J & J Snack Foods Corp.	80,905	13,522,462
John B Sanfilippo & Son, Inc.	25,109	2,587,231
Simply Good Foods Co. (a)	299,315	11,852,874
Tootsie Roll Industries, Inc.	56,006	1,861,640
		42,052,294
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	51,282	5,416,918
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	123,960	14,901,232

See accompanying notes to financial statements.
71

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Heartland Express, Inc.	133,936	$ 1,909,927
Marten Transport Ltd.	143,354	3,007,567
RXO, Inc. (a)	282,700	6,575,602
		26,394,328
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Artivion, Inc. (a)	111,716	1,997,482
CONMED Corp.	161,079	17,639,761
Glaukos Corp. (a)	257,486	20,467,562
Integer Holdings Corp. (a)	174,620	17,301,350
LeMaitre Vascular, Inc.	104,156	5,911,895
Merit Medical Systems, Inc. (a)	178,580	13,564,937
OraSure Technologies, Inc. (a)	388,232	3,183,502
STAAR Surgical Co. (a)	156,514	4,884,802
Tandem Diabetes Care, Inc. (a) (b)	157,654	4,663,405
UFP Technologies, Inc. (a)	36,961	6,358,771
		95,973,467
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Addus HomeCare Corp. (a)	35,967	3,339,536
AMN Healthcare Services, Inc. (a)	107,103	8,019,873
Apollo Medical Holdings, Inc. (a)	218,092	8,352,924
CorVel Corp. (a)	47,567	11,759,038
Ensign Group, Inc.	297,433	33,374,957
National HealthCare Corp. (b)	33,468	3,093,112
NeoGenomics, Inc. (a) (b)	668,040	10,808,887
OmniAb, Inc. (a) (b) (d)	65,116	—
Privia Health Group, Inc. (a)	538,410	12,399,582
RadNet, Inc. (a)	316,780	11,014,441
U.S. Physical Therapy, Inc.	43,409	4,043,114
Worthington Enterprises, Inc. (b)	110,518	6,360,311
		112,565,775
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	393,690	8,810,782
Community Healthcare Trust, Inc. REIT	54,081	1,440,718
LTC Properties, Inc. REIT	93,951	3,017,706
Universal Health Realty Income Trust REIT	32,611	1,410,426
		14,679,632
HEALTH CARE TECHNOLOGY — 0.5%
Certara, Inc. (a)	326,598	5,744,859
HealthStream, Inc.	67,482	1,824,039
Schrodinger, Inc. (a) (b)	161,033	5,764,981
Simulations Plus, Inc. (b)	49,959	2,235,665
		15,569,544
HOTEL & RESORT REITs — 1.5%
Apple Hospitality REIT, Inc.	1,124,984	18,685,984
DiamondRock Hospitality Co. REIT	1,099,372	10,323,103
Summit Hotel Properties, Inc. REIT	291,260	1,957,267
Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	1,077,032	$ 11,556,553
Xenia Hotels & Resorts, Inc. REIT	329,404	4,486,483
		47,009,390
HOTELS, RESTAURANTS & LEISURE — 2.6%
Bloomin' Brands, Inc.	223,574	6,293,608
Brinker International, Inc. (a)	97,772	4,221,795
Cheesecake Factory, Inc.	113,240	3,964,532
Chuy's Holdings, Inc. (a)	53,429	2,042,591
Dave & Buster's Entertainment, Inc. (a) (b)	180,255	9,706,732
Dine Brands Global, Inc.	35,516	1,763,369
Golden Entertainment, Inc.	74,665	2,981,374
Jack in the Box, Inc. (b)	105,473	8,609,761
Monarch Casino & Resort, Inc.	70,275	4,859,516
Papa John's International, Inc. (b)	83,626	6,374,810
Sabre Corp. (a) (b)	1,058,412	4,657,013
Shake Shack, Inc. Class A (a)	196,492	14,563,987
Six Flags Entertainment Corp. (a)	376,848	9,451,348
		79,490,436
HOUSEHOLD DURABLES — 4.3%
Cavco Industries, Inc. (a)	40,553	14,056,481
Century Communities, Inc.	75,732	6,902,214
Ethan Allen Interiors, Inc.	49,955	1,594,564
Green Brick Partners, Inc. (a)	133,395	6,928,536
Installed Building Products, Inc.	124,551	22,770,414
iRobot Corp. (a)	50,344	1,948,313
La-Z-Boy, Inc.	122,336	4,516,645
LGI Homes, Inc. (a)	64,512	8,590,418
M/I Homes, Inc. (a)	147,204	20,275,879
Meritage Homes Corp.	193,720	33,746,024
Tri Pointe Homes, Inc. (a)	310,408	10,988,443
		132,317,931
HOUSEHOLD PRODUCTS — 0.7%
Energizer Holdings, Inc.	160,860	5,096,045
WD-40 Co. (b)	71,040	16,983,533
		22,079,578
INDUSTRIAL REITs — 0.3%
Innovative Industrial Properties, Inc. REIT	80,964	8,162,790
INSURANCE — 1.9%
Ambac Financial Group, Inc. (a)	238,200	3,925,536
American Equity Investment Life Holding Co. (a)	215,943	12,049,619
AMERISAFE, Inc.	43,739	2,046,110
Assured Guaranty Ltd.	170,989	12,795,107
Goosehead Insurance, Inc. Class A (a) (b)	128,302	9,725,292
HCI Group, Inc. (b)	31,744	2,774,426
Palomar Holdings, Inc. (a)	129,819	7,204,955
SiriusPoint Ltd. (a)	475,912	5,520,579

See accompanying notes to financial statements.
72

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Trupanion, Inc. (a) (b)	90,538	$ 2,762,314
		58,803,938
INTERACTIVE MEDIA & SERVICES — 1.6%
Cargurus, Inc. (a)	449,260	10,854,122
Cars.com, Inc. (a)	323,628	6,139,223
Shutterstock, Inc. (b)	65,640	3,169,099
TripAdvisor, Inc. (a)	566,924	12,205,874
Yelp, Inc. (a)	358,689	16,980,337
		49,348,655
IT SERVICES — 0.2%
Perficient, Inc. (a)	112,589	7,410,608
LIFE SCIENCES TOOLS & SERVICES — 0.1%
BioLife Solutions, Inc. (a) (b)	111,123	1,805,749
MACHINERY — 6.2%
Alamo Group, Inc.	54,210	11,394,400
Albany International Corp. Class A	78,605	7,720,583
Enerpac Tool Group Corp.	191,387	5,950,222
Enpro, Inc.	49,378	7,739,508
ESCO Technologies, Inc.	135,113	15,812,274
Federal Signal Corp.	321,698	24,687,105
Franklin Electric Co., Inc.	209,615	20,259,290
John Bean Technologies Corp.	100,200	9,964,890
Lindsay Corp.	28,383	3,665,948
Mueller Industries, Inc. (b)	598,487	28,218,662
Proto Labs, Inc. (a)	88,468	3,446,713
SPX Technologies, Inc. (a)	241,018	24,345,228
Standex International Corp.	62,432	9,887,980
Tennant Co.	97,976	9,081,396
Trinity Industries, Inc.	215,112	5,719,828
		187,894,027
MARINE — 0.7%
Matson, Inc.	184,602	20,232,379
MEDIA — 0.1%
TechTarget, Inc. (a)	79,230	2,761,958
METALS & MINING — 3.6%
Alpha Metallurgical Resources, Inc. (b)	62,448	21,164,876
ATI, Inc. (a)	672,353	30,571,891
Carpenter Technology Corp.	260,640	18,453,312
Haynes International, Inc.	37,809	2,157,003
Materion Corp.	108,175	14,076,813
Olympic Steel, Inc.	25,580	1,706,186
TimkenSteel Corp. (a)	115,823	2,716,049
Warrior Met Coal, Inc.	272,570	16,618,593
Worthington Steel, Inc. (a)	111,018	3,119,606
		110,584,329
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.0%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	424,044	4,978,276
ARMOUR Residential REIT, Inc.	178,227	3,443,346
Ellington Financial, Inc. REIT (b)	412,720	5,245,671
Security Description	Shares	Value
New York Mortgage Trust, Inc. REIT	477,324	$ 4,071,574
Redwood Trust, Inc. REIT	624,132	4,624,818
Two Harbors Investment Corp. REIT	505,040	7,035,207
		29,398,892
MULTI-UTILITIES — 0.1%
Unitil Corp.	38,420	2,019,739
OIL, GAS & CONSUMABLE FUELS — 3.8%
California Resources Corp.	341,044	18,648,286
Callon Petroleum Co. (a)	291,510	9,444,924
Comstock Resources, Inc. (b)	248,322	2,197,650
CONSOL Energy, Inc.	146,263	14,703,819
CVR Energy, Inc. (b)	90,682	2,747,665
Dorian LPG Ltd.	179,077	7,856,108
Northern Oil & Gas, Inc. (b)	483,683	17,930,129
Par Pacific Holdings, Inc. (a)	291,908	10,616,694
REX American Resources Corp. (a)	85,582	4,048,028
SM Energy Co.	614,343	23,787,361
Vital Energy, Inc. (a)	62,919	2,862,185
		114,842,849
PERSONAL PRODUCTS — 1.8%
elf Beauty, Inc. (a) (b)	290,668	41,955,019
Inter Parfums, Inc.	93,879	13,519,515
		55,474,534
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a) (b)	195,936	12,118,642
ANI Pharmaceuticals, Inc. (a)	79,416	4,378,998
Collegium Pharmaceutical, Inc. (a) (b)	171,519	5,279,355
Corcept Therapeutics, Inc. (a) (b)	307,694	9,993,901
Harmony Biosciences Holdings, Inc. (a) (b)	74,587	2,409,160
Innoviva, Inc. (a)	149,364	2,395,798
Ligand Pharmaceuticals, Inc. (a)	49,297	3,520,792
Prestige Consumer Healthcare, Inc. (a)	125,018	7,653,602
Supernus Pharmaceuticals, Inc. (a)	115,335	3,337,795
		51,088,043
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc.	73,287	3,899,601
Korn Ferry	160,376	9,518,316
Verra Mobility Corp. (a)	878,931	20,241,781
		33,659,698
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
eXp World Holdings, Inc. (b)	403,866	6,268,000
Marcus & Millichap, Inc. (b)	51,772	2,261,401
St. Joe Co.	186,724	11,237,051
		19,766,452

See accompanying notes to financial statements.
73

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.1%
Veris Residential, Inc. REIT	169,679	$ 2,669,051
RETAIL REITs — 1.5%
Getty Realty Corp. REIT	108,846	3,180,480
Phillips Edison & Co., Inc. REIT	319,770	11,665,210
Saul Centers, Inc. REIT	33,848	1,329,211
SITE Centers Corp. REIT	444,472	6,058,153
Tanger, Inc. REIT	552,007	15,301,634
Urban Edge Properties REIT	364,539	6,671,064
Whitestone REIT	123,128	1,513,243
		45,718,995
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Axcelis Technologies, Inc. (a)	173,002	22,436,629
CEVA, Inc. (a)	54,245	1,231,904
Cohu, Inc. (a)	102,708	3,634,836
Diodes, Inc. (a)	146,863	11,825,409
FormFactor, Inc. (a)	407,780	17,008,504
Kulicke & Soffa Industries, Inc. (b)	186,594	10,210,424
MaxLinear, Inc. (a)	241,933	5,750,747
PDF Solutions, Inc. (a)	161,023	5,175,279
Photronics, Inc. (a)	230,008	7,215,351
Semtech Corp. (a) (b)	152,264	3,336,104
SiTime Corp. (a) (b)	53,532	6,535,187
SMART Global Holdings, Inc. (a) (b)	112,924	2,137,651
SolarEdge Technologies, Inc. (a) (b)	116,176	10,874,074
Veeco Instruments, Inc. (a)	295,603	9,172,561
		116,544,660
SOFTWARE — 5.1%
A10 Networks, Inc.	173,466	2,284,547
ACI Worldwide, Inc. (a)	359,144	10,989,807
Adeia, Inc.	226,872	2,810,944
Agilysys, Inc. (a)	106,525	9,035,451
Alarm.com Holdings, Inc. (a)	261,924	16,925,529
DoubleVerify Holdings, Inc. (a)	735,803	27,062,834
Envestnet, Inc. (a) (b)	109,795	5,437,048
InterDigital, Inc. (b)	134,640	14,613,826
LiveRamp Holdings, Inc. (a)	343,431	13,009,166
N-able, Inc. (a)	234,981	3,113,498
Progress Software Corp.	228,293	12,396,310
SPS Commerce, Inc. (a)	193,286	37,466,558
Xperi, Inc. (a)	116,448	1,283,257
		156,428,775
SPECIALIZED REITs — 0.4%
Four Corners Property Trust, Inc. REIT	209,500	5,300,350
Outfront Media, Inc. REIT	321,112	4,482,723
Uniti Group, Inc. REIT	667,983	3,860,942
		13,644,015
Security Description	Shares	Value
SPECIALTY RETAIL — 4.6%
Abercrombie & Fitch Co. Class A (a)	266,000	$ 23,466,520
American Eagle Outfitters, Inc.	980,992	20,757,791
Asbury Automotive Group, Inc. (a)	53,343	12,000,575
Boot Barn Holdings, Inc. (a) (b)	158,726	12,183,808
Buckle, Inc. (b)	97,120	4,615,142
Chico's FAS, Inc. (a)	365,384	2,769,611
Group 1 Automotive, Inc.	72,996	22,244,801
Guess?, Inc.	144,176	3,324,698
Signet Jewelers Ltd.	236,984	25,418,904
Upbound Group, Inc.	131,236	4,458,087
Urban Outfitters, Inc. (a)	296,756	10,591,221
		141,831,158
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Kontoor Brands, Inc.	261,980	16,352,792
Oxford Industries, Inc. (b)	77,110	7,711,000
Steven Madden Ltd. (b)	367,440	15,432,480
		39,496,272
TOBACCO — 0.1%
Vector Group Ltd.	314,401	3,546,443
TRADING COMPANIES & DISTRIBUTORS — 2.9%
Applied Industrial Technologies, Inc.	204,190	35,261,571
Boise Cascade Co.	208,993	27,035,335
GMS, Inc. (a)	212,636	17,527,585
Rush Enterprises, Inc. Class A	145,000	7,293,500
		87,117,991
WATER UTILITIES — 0.7%
American States Water Co.	102,829	8,269,508
California Water Service Group	121,224	6,287,889
Middlesex Water Co.	43,210	2,835,440
SJW Group	65,740	4,296,109
		21,688,946
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	154,835	1,568,478
Telephone & Data Systems, Inc.	259,340	4,758,889
		6,327,367
TOTAL COMMON STOCKS (Cost $2,516,733,540)		3,053,729,796
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	728,868	729,160

See accompanying notes to financial statements.
74

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	159,151,325	$ 159,151,325
TOTAL SHORT-TERM INVESTMENTS (Cost $159,880,554)		159,880,485
TOTAL INVESTMENTS — 105.2% (Cost $2,676,614,094)		3,213,610,281
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(159,270,279)
NET ASSETS — 100.0%		$ 3,054,340,002
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,053,729,796	$—	$ 0(a)	$3,053,729,796
Short-Term Investments	159,880,485	—	—	159,880,485
TOTAL INVESTMENTS	$3,213,610,281	$—	$ 0	$3,213,610,281
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,134,416	$ 4,135,243	$ 51,411,881	$ 54,819,600	$1,705	$(69)	728,868	$ 729,160	$ 77,900
State Street Navigator Securities Lending Portfolio II	196,880,455	196,880,455	500,854,169	538,583,299	—	—	159,151,325	159,151,325	228,114
Total		$201,015,698	$552,266,050	$593,402,899	$1,705	$(69)		$159,880,485	$306,014
See accompanying notes to financial statements.
75

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
AAR Corp. (a)	65,601	$ 4,093,502
Kaman Corp.	197,252	4,724,185
Mercury Systems, Inc. (a)	364,576	13,332,544
National Presto Industries, Inc.	20,534	1,648,470
Triumph Group, Inc. (a)	537,127	8,905,566
		32,704,267
AIR FREIGHT & LOGISTICS — 0.8%
Forward Air Corp.	179,324	11,274,100
Hub Group, Inc. Class A (a)	216,596	19,913,836
		31,187,936
AIRLINES — 1.6%
Alaska Air Group, Inc. (a) (b)	891,529	34,832,038
Allegiant Travel Co. (b)	105,470	8,712,877
JetBlue Airways Corp. (a) (b)	2,329,403	12,928,187
SkyWest, Inc. (a)	131,677	6,873,539
Sun Country Airlines Holdings, Inc. (a) (b)	149,786	2,356,134
		65,702,775
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a) (b)	818,173	7,208,104
Dana, Inc.	897,831	13,117,311
Dorman Products, Inc. (a)	61,372	5,119,038
Gentherm, Inc. (a)	123,769	6,480,545
LCI Industries (b)	65,446	8,227,217
Phinia, Inc.	326,269	9,882,688
Standard Motor Products, Inc.	130,561	5,197,633
		55,232,536
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	92,012	6,705,835
BANKS — 14.6%
Ameris Bancorp	451,188	23,935,523
Atlantic Union Bankshares Corp.	528,499	19,311,353
Axos Financial, Inc. (a)	132,904	7,256,558
Banc of California, Inc.	914,140	12,276,900
BancFirst Corp. (b)	38,520	3,749,152
Bank of Hawaii Corp. (b)	167,266	12,120,094
BankUnited, Inc.	520,099	16,866,811
Banner Corp.	240,101	12,859,810
Berkshire Hills Bancorp, Inc.	152,825	3,794,645
Brookline Bancorp, Inc.	621,093	6,776,125
Capitol Federal Financial, Inc. (b)	883,595	5,699,188
Cathay General Bancorp	269,145	11,995,793
Central Pacific Financial Corp.	189,030	3,720,110
City Holding Co. (b)	41,514	4,577,334
Community Bank System, Inc.	376,084	19,597,737
CVB Financial Corp.	932,467	18,826,509
Dime Community Bancshares, Inc. (b)	244,188	6,575,983
Security Description	Shares	Value
Eagle Bancorp, Inc. (b)	209,159	$ 6,304,052
FB Financial Corp.	245,516	9,783,813
First Bancorp (b)	287,149	10,627,384
First Commonwealth Financial Corp.	389,758	6,017,864
First Financial Bancorp	664,871	15,790,686
First Hawaiian, Inc.	886,256	20,259,812
Fulton Financial Corp.	1,156,860	19,041,916
Hanmi Financial Corp.	212,459	4,121,705
Heritage Financial Corp.	243,893	5,216,871
Hilltop Holdings, Inc.	323,447	11,388,569
Hope Bancorp, Inc.	839,406	10,140,024
Independent Bank Corp.	304,573	20,043,949
Independent Bank Group, Inc.	251,033	12,772,559
Lakeland Financial Corp.	94,202	6,138,202
National Bank Holdings Corp. Class A	263,953	9,816,412
NBT Bancorp, Inc. (b)	329,116	13,793,252
Northfield Bancorp, Inc.	276,506	3,478,445
Northwest Bancshares, Inc.	888,330	11,086,358
Pacific Premier Bancorp, Inc.	665,919	19,384,902
Park National Corp. (b)	59,176	7,862,123
Provident Financial Services, Inc. (b)	527,945	9,518,848
Renasant Corp.	392,353	13,214,449
S&T Bancorp, Inc.	125,619	4,198,187
Seacoast Banking Corp. of Florida	595,109	16,936,802
ServisFirst Bancshares, Inc. (b)	184,912	12,320,687
Simmons First National Corp. Class A	874,798	17,355,992
Southside Bancshares, Inc. (b)	122,293	3,830,217
Stellar Bancorp, Inc. (b)	327,614	9,120,774
Tompkins Financial Corp.	87,286	5,257,236
TrustCo Bank Corp.	132,973	4,128,812
Trustmark Corp.	426,799	11,899,156
United Community Banks, Inc.	827,110	24,201,239
Veritex Holdings, Inc. (b)	379,651	8,834,479
WaFd, Inc.	452,490	14,914,070
Westamerica BanCorp	72,648	4,098,074
WSFS Financial Corp.	233,500	10,724,655
		583,562,200
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	45,904	4,522,462
National Beverage Corp. (a)	73,403	3,649,597
		8,172,059
BIOTECHNOLOGY — 1.8%
Alkermes PLC (a)	419,927	11,648,775
Arcus Biosciences, Inc. (a)	222,234	4,244,669
Cytokinetics, Inc. (a)	376,910	31,468,216
Ironwood Pharmaceuticals, Inc. (a)	412,880	4,723,347
Myriad Genetics, Inc. (a)	316,051	6,049,216
REGENXBIO, Inc. (a)	161,262	2,894,653
Vir Biotechnology, Inc. (a)	601,743	6,053,535

See accompanying notes to financial statements.
76

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	204,272	$ 4,336,695
		71,419,106
BROADLINE RETAIL — 0.6%
Kohl's Corp. (b)	769,174	22,059,910
BUILDING PRODUCTS — 1.6%
American Woodmark Corp. (a)	50,465	4,685,675
Apogee Enterprises, Inc.	87,233	4,659,114
Griffon Corp.	91,608	5,583,508
Hayward Holdings, Inc. (a) (b)	881,217	11,984,551
Insteel Industries, Inc. (b)	50,300	1,925,987
Masterbrand, Inc. (a)	885,942	13,156,239
Quanex Building Products Corp.	71,514	2,186,183
Resideo Technologies, Inc. (a)	1,028,711	19,360,341
		63,541,598
CAPITAL MARKETS — 1.5%
Artisan Partners Asset Management, Inc. Class A (b)	210,602	9,304,396
B Riley Financial, Inc.	115,462	2,423,547
Brightsphere Investment Group, Inc.	90,488	1,733,750
Moelis & Co. Class A (b)	214,301	12,028,715
Piper Sandler Cos.	53,588	9,370,934
PJT Partners, Inc. Class A (b)	67,060	6,831,402
StoneX Group, Inc. (a)	187,508	13,843,716
Virtus Investment Partners, Inc.	17,430	4,213,877
		59,750,337
CHEMICALS — 2.7%
AdvanSix, Inc.	188,391	5,644,194
Balchem Corp.	99,192	14,754,810
HB Fuller Co.	192,538	15,674,519
Ingevity Corp. (a)	235,513	11,120,924
Innospec, Inc.	64,266	7,920,142
Koppers Holdings, Inc.	68,357	3,501,245
Livent Corp. (a) (b)	0	—
Mativ Holdings, Inc. (b)	378,774	5,799,030
Minerals Technologies, Inc.	113,747	8,111,299
Quaker Chemical Corp.	46,502	9,924,457
Sensient Technologies Corp.	168,285	11,106,810
Stepan Co.	148,489	14,039,635
		107,597,065
COMMERCIAL SERVICES & SUPPLIES — 3.2%
ABM Industries, Inc.	461,400	20,684,562
Brady Corp. Class A	109,660	6,435,945
CoreCivic, Inc. (a)	793,976	11,536,471
Deluxe Corp. (b)	305,326	6,549,243
Enviri Corp. (a)	557,978	5,021,802
GEO Group, Inc. (a) (b)	852,960	9,237,557
Healthcare Services Group, Inc. (a) (b)	516,116	5,352,123
HNI Corp.	130,197	5,446,140
Interface, Inc.	406,111	5,125,121
Matthews International Corp. Class A (b)	76,686	2,810,542
MillerKnoll, Inc.	513,594	13,702,688
Security Description	Shares	Value
OPENLANE, Inc. (a)	754,934	$ 11,180,573
Pitney Bowes, Inc.	1,072,235	4,717,834
UniFirst Corp.	62,334	11,401,512
Vestis Corp.	429,406	9,077,643
		128,279,756
COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN Holdings, Inc. (b)	495,084	3,633,916
Digi International, Inc. (a)	251,374	6,535,724
Extreme Networks, Inc. (a)	362,345	6,391,766
Harmonic, Inc. (a) (b)	360,644	4,702,798
NetScout Systems, Inc. (a)	496,165	10,890,822
Viasat, Inc. (a) (b)	522,118	14,593,198
Viavi Solutions, Inc. (a)	1,554,312	15,651,922
		62,400,146
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	139,768	11,550,428
Dycom Industries, Inc. (a)	203,891	23,465,815
Granite Construction, Inc. (b)	150,472	7,653,006
		42,669,249
CONSUMER FINANCE — 1.4%
Bread Financial Holdings, Inc. (b)	344,749	11,356,032
Encore Capital Group, Inc. (a) (b)	164,457	8,346,193
Enova International, Inc. (a)	208,779	11,558,006
EZCORP, Inc. Class A (a) (b)	364,118	3,182,391
Green Dot Corp. Class A (a)	315,266	3,121,133
Navient Corp.	591,681	11,017,100
PRA Group, Inc. (a)	274,317	7,187,106
		55,767,961
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Andersons, Inc.	104,231	5,997,452
Chefs' Warehouse, Inc. (a)	246,756	7,262,029
PriceSmart, Inc.	174,929	13,256,119
SpartanNash Co.	242,000	5,553,900
United Natural Foods, Inc. (a)	415,204	6,738,761
		38,808,261
CONTAINERS & PACKAGING — 1.1%
Myers Industries, Inc.	131,226	2,565,469
O-I Glass, Inc. (a)	1,083,761	17,752,005
Sealed Air Corp.	602,135	21,989,970
		42,307,444
DIVERSIFIED CONSUMER SERVICES — 0.4%
Mister Car Wash, Inc. (a) (b)	343,786	2,970,311
Perdoceo Education Corp.	201,992	3,546,979
Strategic Education, Inc.	90,634	8,371,863
		14,889,153
DIVERSIFIED REITs — 1.2%
Alexander & Baldwin, Inc. REIT	506,983	9,642,817
American Assets Trust, Inc. REIT	339,546	7,643,181

See accompanying notes to financial statements.
77

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	268,465	$ 3,320,912
Essential Properties Realty Trust, Inc. REIT	523,438	13,379,075
Global Net Lease, Inc. REIT	1,368,394	13,615,520
		47,601,505
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	73,246	2,854,397
Consolidated Communications Holdings, Inc. (a)	521,035	2,266,502
EchoStar Corp. Class A (a)	232,000	3,844,240
Lumen Technologies, Inc. (a) (b)	7,051,342	12,903,956
		21,869,095
ELECTRICAL EQUIPMENT — 0.2%
SunPower Corp. (a) (b)	600,009	2,898,044
Vicor Corp. (a) (b)	74,130	3,331,402
		6,229,446
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Advanced Energy Industries, Inc. (b)	98,992	10,782,209
Benchmark Electronics, Inc. (b)	249,368	6,892,532
CTS Corp. (b)	95,800	4,190,292
ePlus, Inc. (a)	73,397	5,860,016
Insight Enterprises, Inc. (a)	67,761	12,006,572
Itron, Inc. (a)	162,112	12,241,077
Knowles Corp. (a) (b)	372,146	6,665,135
Methode Electronics, Inc.	251,667	5,720,391
PC Connection, Inc.	78,969	5,307,506
Plexus Corp. (a)	107,574	11,631,977
Rogers Corp. (a)	38,602	5,098,166
Sanmina Corp. (a)	397,501	20,419,626
ScanSource, Inc. (a)	174,504	6,912,103
TTM Technologies, Inc. (a)	714,622	11,298,174
		125,025,776
ENERGY EQUIPMENT & SERVICES — 1.3%
Bristow Group, Inc. (a)	167,852	4,745,176
Core Laboratories, Inc. (b)	182,862	3,229,343
Dril-Quip, Inc. (a)	238,857	5,558,202
Helmerich & Payne, Inc. (b)	319,694	11,579,317
Nabors Industries Ltd. (a) (b)	62,178	5,075,590
Oil States International, Inc. (a) (b)	227,726	1,546,259
Patterson-UTI Energy, Inc.	1,010,576	10,914,221
ProPetro Holding Corp. (a)	593,286	4,971,737
U.S. Silica Holdings, Inc. (a)	539,260	6,099,031
		53,718,876
ENTERTAINMENT — 0.0% (c)
Marcus Corp. (b)	80,885	1,179,303
FINANCIAL SERVICES — 2.7%
Jackson Financial, Inc. Class A	491,982	25,189,479
Mr Cooper Group, Inc. (a)	458,236	29,840,328
NCR Atleos Corp. (a)	467,638	11,358,927
Security Description	Shares	Value
NMI Holdings, Inc. Class A (a)	198,368	$ 5,887,562
Payoneer Global, Inc. (a)	1,092,448	5,691,654
Radian Group, Inc.	481,697	13,752,449
Walker & Dunlop, Inc.	133,253	14,792,416
		106,512,815
FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	549,528	5,770,044
Calavo Growers, Inc. (b)	124,173	3,651,928
Fresh Del Monte Produce, Inc.	235,399	6,179,224
Hain Celestial Group, Inc. (a)	626,956	6,865,168
John B Sanfilippo & Son, Inc.	29,471	3,036,692
Simply Good Foods Co. (a)	234,413	9,282,755
Tootsie Roll Industries, Inc. (b)	47,102	1,565,670
TreeHouse Foods, Inc. (a) (b)	351,724	14,578,960
WK Kellogg Co.	460,813	6,055,083
		56,985,524
GAS UTILITIES — 0.5%
Chesapeake Utilities Corp.	83,295	8,798,451
Northwest Natural Holding Co.	257,094	10,011,240
		18,809,691
GROUND TRANSPORTATION — 0.4%
Heartland Express, Inc.	141,937	2,024,022
Marten Transport Ltd.	213,852	4,486,615
RXO, Inc. (a)	441,571	10,270,941
		16,781,578
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Artivion, Inc. (a)	125,400	2,242,152
Avanos Medical, Inc. (a)	327,056	7,335,866
Embecta Corp. (b)	400,503	7,581,522
ICU Medical, Inc. (a)	141,731	14,136,250
Merit Medical Systems, Inc. (a)	165,454	12,567,886
Omnicell, Inc. (a)	317,833	11,960,056
STAAR Surgical Co. (a) (b)	132,772	4,143,814
Tandem Diabetes Care, Inc. (a) (b)	245,584	7,264,374
Varex Imaging Corp. (a) (b)	283,246	5,806,543
		73,038,463
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AdaptHealth Corp. (a)	571,902	4,169,166
Addus HomeCare Corp. (a)	65,762	6,106,002
Agiliti, Inc. (a)	245,014	1,940,511
AMN Healthcare Services, Inc. (a)	121,446	9,093,876
Cross Country Healthcare, Inc. (a) (b)	230,916	5,227,938
Enhabit, Inc. (a) (b)	350,359	3,626,216
Fulgent Genetics, Inc. (a) (b)	140,823	4,071,193
ModivCare, Inc. (a) (b)	86,289	3,795,853
National HealthCare Corp. (b)	49,996	4,620,630
Owens & Minor, Inc. (a)	534,667	10,303,033
Pediatrix Medical Group, Inc. (a)	578,898	5,383,751
Premier, Inc. Class A	836,447	18,702,955
Select Medical Holdings Corp.	734,841	17,268,763

See accompanying notes to financial statements.
78

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
U.S. Physical Therapy, Inc. (b)	47,104	$ 4,387,267
Worthington Enterprises, Inc. (b)	66,042	3,800,717
		102,497,871
HEALTH CARE REITs — 0.4%
CareTrust REIT, Inc.	308,034	6,893,801
Community Healthcare Trust, Inc. REIT	106,316	2,832,258
LTC Properties, Inc. REIT	165,022	5,300,507
Universal Health Realty Income Trust REIT	46,185	1,997,501
		17,024,067
HEALTH CARE TECHNOLOGY — 0.6%
Certara, Inc. (a) (b)	314,416	5,530,577
HealthStream, Inc.	72,237	1,952,566
Schrodinger, Inc. (a) (b)	168,194	6,021,345
Simulations Plus, Inc. (b)	43,849	1,962,243
Veradigm, Inc. (a) (b)	763,605	8,010,217
		23,476,948
HOTEL & RESORT REITs — 0.8%
Chatham Lodging Trust REIT	341,485	3,660,719
Pebblebrook Hotel Trust REIT (b)	842,250	13,459,155
Service Properties Trust REIT	1,158,630	9,894,700
Summit Hotel Properties, Inc. REIT	368,416	2,475,756
Xenia Hotels & Resorts, Inc. REIT	303,881	4,138,859
		33,629,189
HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ's Restaurants, Inc. (a) (b)	162,400	5,848,024
Bloomin' Brands, Inc. (b)	309,411	8,709,920
Brinker International, Inc. (a)	179,103	7,733,667
Cheesecake Factory, Inc. (b)	176,291	6,171,948
Chuy's Holdings, Inc. (a)	52,175	1,994,650
Cracker Barrel Old Country Store, Inc. (b)	154,858	11,936,455
Dine Brands Global, Inc. (b)	61,903	3,073,484
Golden Entertainment, Inc.	58,536	2,337,342
Papa John's International, Inc. (b)	121,341	9,249,824
Sabre Corp. (a) (b)	1,246,529	5,484,728
		62,540,042
HOUSEHOLD DURABLES — 2.5%
Century Communities, Inc.	96,895	8,831,010
Ethan Allen Interiors, Inc. (b)	94,302	3,010,120
iRobot Corp. (a)	128,560	4,975,272
La-Z-Boy, Inc.	138,418	5,110,392
LGI Homes, Inc. (a)	57,335	7,634,729
MDC Holdings, Inc.	415,072	22,932,728
Newell Brands, Inc.	2,648,377	22,987,912
Sonos, Inc. (a) (b)	896,458	15,365,290
Security Description	Shares	Value
Tri Pointe Homes, Inc. (a)	264,564	$ 9,365,566
		100,213,019
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	66,568	3,335,722
Central Garden & Pet Co. Class A (a)	286,531	12,618,825
Energizer Holdings, Inc. (b)	250,864	7,947,372
		23,901,919
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
Clearway Energy, Inc. Class A	241,877	6,187,214
Clearway Energy, Inc. Class C	575,812	15,794,523
		21,981,737
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT (b)	88,216	8,893,937
LXP Industrial Trust REIT	2,032,338	20,160,793
		29,054,730
INSURANCE — 3.3%
American Equity Investment Life Holding Co. (a)	148,399	8,280,664
AMERISAFE, Inc.	76,436	3,575,676
Assured Guaranty Ltd.	151,950	11,370,419
Employers Holdings, Inc.	179,790	7,083,726
Genworth Financial, Inc. Class A (a)	3,132,875	20,927,605
Horace Mann Educators Corp.	285,365	9,331,436
Lincoln National Corp.	1,180,842	31,847,309
Mercury General Corp.	185,788	6,931,750
ProAssurance Corp.	356,228	4,912,384
Safety Insurance Group, Inc.	103,359	7,854,250
Stewart Information Services Corp. (b)	191,216	11,233,940
Trupanion, Inc. (a) (b)	129,828	3,961,052
United Fire Group, Inc.	148,339	2,984,581
		130,294,792
INTERACTIVE MEDIA & SERVICES — 0.2%
QuinStreet, Inc. (a) (b)	362,426	4,646,301
Shutterstock, Inc. (b)	81,943	3,956,208
		8,602,509
IT SERVICES — 0.9%
DXC Technology Co. (a)	1,347,518	30,817,737
Perficient, Inc. (a)	94,777	6,238,222
		37,055,959
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Sturm Ruger & Co., Inc.	123,842	5,628,619
Topgolf Callaway Brands Corp. (a)	993,028	14,240,021
Vista Outdoor, Inc. (a) (b)	405,922	12,003,114
		31,871,754

See accompanying notes to financial statements.
79

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.8%
BioLife Solutions, Inc. (a) (b)	97,196	$ 1,579,435
Cytek Biosciences, Inc. (a) (b)	691,555	6,306,982
Fortrea Holdings, Inc. (a)	616,954	21,531,694
Mesa Laboratories, Inc. (b)	35,770	3,747,623
		33,165,734
MACHINERY — 3.4%
3D Systems Corp. (a) (b)	932,597	5,921,991
Albany International Corp. Class A	113,362	11,134,416
Astec Industries, Inc.	158,969	5,913,647
Barnes Group, Inc.	354,131	11,555,294
Enerpac Tool Group Corp.	125,311	3,895,919
Enpro, Inc.	80,332	12,591,238
Greenbrier Cos., Inc.	217,349	9,602,479
Hillenbrand, Inc. (b)	485,982	23,254,239
John Bean Technologies Corp.	89,048	8,855,824
Kennametal, Inc. (b)	556,349	14,348,241
Lindsay Corp.	39,218	5,065,397
Proto Labs, Inc. (a)	63,114	2,458,921
Titan International, Inc. (a)	353,563	5,261,017
Trinity Industries, Inc.	287,994	7,657,760
Wabash National Corp. (b)	322,144	8,253,329
		135,769,712
MEDIA — 1.0%
AMC Networks, Inc. Class A (a) (b)	212,910	4,000,579
DISH Network Corp. Class A (a) (b)	1,732,076	9,994,079
EW Scripps Co. Class A (a) (b)	411,470	3,287,645
John Wiley & Sons, Inc. Class A	296,930	9,424,558
Scholastic Corp.	190,796	7,193,009
TechTarget, Inc. (a) (b)	75,842	2,643,852
Thryv Holdings, Inc. (a)	216,269	4,401,074
		40,944,796
METALS & MINING — 0.8%
Century Aluminum Co. (a)	361,667	4,390,638
Compass Minerals International, Inc.	235,862	5,972,026
Haynes International, Inc.	37,327	2,129,505
Kaiser Aluminum Corp.	111,966	7,970,860
Olympic Steel, Inc.	34,970	2,332,499
SunCoke Energy, Inc.	585,350	6,286,659
TimkenSteel Corp. (a)	115,383	2,705,731
Worthington Steel, Inc. (a)	66,042	1,855,780
		33,643,698
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.7%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	345,353	4,054,444
Arbor Realty Trust, Inc. REIT	1,309,231	19,874,127
ARMOUR Residential REIT, Inc.	106,178	2,051,359
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,198,115	25,483,906
Security Description	Shares	Value
Franklin BSP Realty Trust, Inc. REIT (b)	573,602	$ 7,749,363
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	782,436	21,579,585
KKR Real Estate Finance Trust, Inc. REIT (b)	406,971	5,384,226
PennyMac Mortgage Investment Trust REIT (b)	606,331	9,064,648
Ready Capital Corp. REIT (b)	1,106,738	11,344,065
		106,585,723
MULTI-UTILITIES — 0.6%
Avista Corp.	545,119	19,482,553
Unitil Corp.	61,870	3,252,506
		22,735,059
OFFICE REITs — 2.2%
Brandywine Realty Trust REIT	1,202,843	6,495,352
Douglas Emmett, Inc. REIT (b)	1,165,386	16,898,097
Easterly Government Properties, Inc. REIT (b)	665,386	8,942,788
Highwoods Properties, Inc. REIT	738,666	16,959,771
Hudson Pacific Properties, Inc. REIT (b)	886,523	8,253,529
JBG SMITH Properties REIT (b)	608,647	10,353,086
SL Green Realty Corp. REIT (b)	447,400	20,209,058
		88,111,681
OIL, GAS & CONSUMABLE FUELS — 1.0%
Comstock Resources, Inc. (b)	314,645	2,784,608
CVR Energy, Inc. (b)	91,661	2,777,328
Green Plains, Inc. (a)	415,905	10,489,124
Talos Energy, Inc. (a)	702,469	9,996,134
Vital Energy, Inc. (a)	90,112	4,099,195
World Kinect Corp.	420,779	9,585,346
		39,731,735
PERSONAL PRODUCTS — 0.7%
Edgewell Personal Care Co.	355,137	13,008,668
Medifast, Inc.	76,140	5,118,131
Nu Skin Enterprises, Inc. Class A	345,377	6,707,221
USANA Health Sciences, Inc. (a) (b)	77,533	4,155,769
		28,989,789
PAPER & FOREST PRODUCTS — 0.5%
Clearwater Paper Corp. (a)	115,743	4,180,637
Mercer International, Inc. (b)	306,879	2,909,213
Sylvamo Corp. (b)	246,852	12,122,902
		19,212,752
PHARMACEUTICALS — 2.0%
Corcept Therapeutics, Inc. (a)	220,738	7,169,570
Harmony Biosciences Holdings, Inc. (a) (b)	130,626	4,219,220
Innoviva, Inc. (a) (b)	197,091	3,161,340

See accompanying notes to financial statements.
80

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Ligand Pharmaceuticals, Inc. (a)	114,565	$ 8,182,232
Organon & Co.	1,777,256	25,628,032
Pacira BioSciences, Inc. (a)	324,520	10,949,305
Phibro Animal Health Corp. Class A	142,104	1,645,564
Prestige Consumer Healthcare, Inc. (a)	180,324	11,039,435
Supernus Pharmaceuticals, Inc. (a)	229,120	6,630,733
		78,625,431
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc.	101,188	5,384,213
Forrester Research, Inc. (a)	80,690	2,163,299
Heidrick & Struggles International, Inc.	140,626	4,152,686
Kelly Services, Inc. Class A	223,314	4,828,049
Korn Ferry	154,683	9,180,436
NV5 Global, Inc. (a) (b)	88,914	9,880,123
Resources Connection, Inc.	223,717	3,170,070
TrueBlue, Inc. (a)	217,608	3,338,107
TTEC Holdings, Inc.	132,573	2,872,857
		44,969,840
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Anywhere Real Estate, Inc. (a)	772,203	6,262,566
Cushman & Wakefield PLC (a)	1,175,330	12,693,564
Kennedy-Wilson Holdings, Inc. (b)	828,049	10,251,247
Marcus & Millichap, Inc. (b)	98,094	4,284,746
		33,492,123
RESIDENTIAL REITs — 0.6%
Centerspace REIT	105,233	6,124,561
Elme Communities REIT	613,867	8,962,458
NexPoint Residential Trust, Inc. REIT	159,690	5,498,127
Veris Residential, Inc. REIT	336,463	5,292,563
		25,877,709
RETAIL REITs — 2.2%
Acadia Realty Trust REIT	666,365	11,321,541
Getty Realty Corp. REIT	191,030	5,581,897
Macerich Co. REIT	1,497,550	23,107,197
Phillips Edison & Co., Inc. REIT	409,567	14,941,004
Retail Opportunity Investments Corp. REIT	880,640	12,355,379
Saul Centers, Inc. REIT	46,033	1,807,716
SITE Centers Corp. REIT	666,790	9,088,348
Urban Edge Properties REIT	337,088	6,168,710
Whitestone REIT	167,905	2,063,552
		86,435,344
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Alpha & Omega Semiconductor Ltd. (a)	157,270	4,098,456
CEVA, Inc. (a)	93,816	2,130,561
Cohu, Inc. (a)	195,889	6,932,512
Security Description	Shares	Value
Diodes, Inc. (a)	125,238	$ 10,084,164
Ichor Holdings Ltd. (a)	205,383	6,907,030
Kulicke & Soffa Industries, Inc.	145,994	7,988,792
MaxLinear, Inc. (a) (b)	197,091	4,684,853
Photronics, Inc. (a)	131,126	4,113,423
Semtech Corp. (a) (b)	246,682	5,404,803
SiTime Corp. (a) (b)	50,723	6,192,264
SMART Global Holdings, Inc. (a) (b)	214,086	4,052,648
SolarEdge Technologies, Inc. (a) (b)	240,892	22,547,491
Ultra Clean Holdings, Inc. (a)	313,347	10,697,666
		95,834,663
SOFTWARE — 1.5%
A10 Networks, Inc.	258,163	3,400,007
ACI Worldwide, Inc. (a)	281,156	8,603,374
Adeia, Inc. (b)	449,435	5,568,500
Cerence, Inc. (a) (b)	281,878	5,541,721
Consensus Cloud Solutions, Inc. (a)	124,496	3,263,040
Digital Turbine, Inc. (a) (b)	637,299	4,371,871
Envestnet, Inc. (a)	201,615	9,983,975
N-able, Inc. (a)	174,873	2,317,067
NCR Voyix Corp. (a)	932,500	15,768,575
Xperi, Inc. (a)	151,916	1,674,114
		60,492,244
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT	354,502	8,968,901
Outfront Media, Inc. REIT	588,822	8,219,955
Safehold, Inc. REIT (b)	312,918	7,322,281
Uniti Group, Inc. REIT	800,726	4,628,196
		29,139,333
SPECIALTY RETAIL — 5.2%
Academy Sports & Outdoors, Inc. (b)	518,890	34,246,740
Advance Auto Parts, Inc. (b)	413,521	25,237,187
America's Car-Mart, Inc. (a) (b)	40,640	3,079,293
Asbury Automotive Group, Inc. (a)	73,371	16,506,274
Buckle, Inc. (b)	79,090	3,758,357
Caleres, Inc. (b)	233,504	7,175,578
Chico's FAS, Inc. (a)	379,657	2,877,800
Designer Brands, Inc. Class A	306,491	2,712,445
Foot Locker, Inc. (b)	572,540	17,834,621
Haverty Furniture Cos., Inc.	93,237	3,309,913
Hibbett, Inc. (b)	86,664	6,241,541
Leslie's, Inc. (a) (b)	1,286,072	8,886,758
MarineMax, Inc. (a)	139,360	5,421,104
Monro, Inc. (b)	219,814	6,449,343
National Vision Holdings, Inc. (a)	546,890	11,446,408
ODP Corp. (a) (b)	232,488	13,089,074
Sally Beauty Holdings, Inc. (a) (b)	753,251	10,003,173

See accompanying notes to financial statements.
81

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shoe Carnival, Inc. (b)	126,174	$ 3,811,717
Sonic Automotive, Inc. Class A	103,897	5,840,050
Upbound Group, Inc. (b)	136,917	4,651,070
Victoria's Secret & Co. (a) (b)	540,080	14,333,723
		206,912,169
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Corsair Gaming, Inc. (a)	302,296	4,262,373
Xerox Holdings Corp. (b)	790,317	14,486,511
		18,748,884
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
G-III Apparel Group Ltd. (a) (b)	284,408	9,664,184
Hanesbrands, Inc. (a) (b)	2,446,515	10,911,457
Movado Group, Inc. (b)	109,425	3,299,164
Wolverine World Wide, Inc. (b)	555,848	4,941,488
		28,816,293
TOBACCO — 0.4%
Universal Corp. (b)	171,624	11,553,728
Vector Group Ltd.	509,472	5,746,844
		17,300,572
TRADING COMPANIES & DISTRIBUTORS — 0.6%
DXP Enterprises, Inc. (a)	92,691	3,123,687
NOW, Inc. (a)	743,208	8,413,114
Rush Enterprises, Inc. Class A	235,500	11,845,650
		23,382,451
WATER UTILITIES — 0.9%
American States Water Co.	121,438	9,766,044
California Water Service Group	241,983	12,551,658
Middlesex Water Co. (b)	67,237	4,412,092
SJW Group	115,758	7,564,785
		34,294,579
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	229,056	2,320,337
Telephone & Data Systems, Inc.	344,451	6,320,676
		8,641,013
TOTAL COMMON STOCKS (Cost $3,885,665,181)		3,984,507,529
Security Description	Shares	Value
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries Ltd. (expiring 06/11/26) (a) (b) (Cost $0)	17,916	$ 188,118
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	7,296,314	7,299,233
State Street Navigator Securities Lending Portfolio II (f) (g)	300,748,170	300,748,170
TOTAL SHORT-TERM INVESTMENTS (Cost $308,048,061)		308,047,403
TOTAL INVESTMENTS — 107.5% (Cost $4,193,713,242)		4,292,743,050
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(300,830,794)
NET ASSETS — 100.0%		$ 3,991,912,256
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,984,507,529	$—	$—	$3,984,507,529
Warrants	188,118	—	—	188,118
Short-Term Investments	308,047,403	—	—	308,047,403
TOTAL INVESTMENTS	$4,292,743,050	$—	$—	$4,292,743,050
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,477,999	$ 3,478,695	$126,216,298	$122,396,443	$1,341	$(658)	7,296,314	$ 7,299,233	$127,453
State Street Navigator Securities Lending Portfolio II	362,515,235	362,515,235	784,096,087	845,863,152	—	—	300,748,170	300,748,170	707,708
Total		$365,993,930	$910,312,385	$968,259,595	$1,341	$(658)		$308,047,403	$835,161
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	114	$ 7,114
AeroVironment, Inc. (a)	76	9,579
Axon Enterprise, Inc. (a)	224	57,866
Boeing Co. (a)	1,811	472,055
BWX Technologies, Inc.	311	23,863
Curtiss-Wright Corp.	91	20,274
General Dynamics Corp.	116	30,122
Hexcel Corp.	201	14,824
Howmet Aerospace, Inc.	1,170	63,320
Huntington Ingalls Industries, Inc.	13	3,375
Kaman Corp.	3	72
L3Harris Technologies, Inc.	20	4,212
Lockheed Martin Corp.	69	31,274
Mercury Systems, Inc. (a)	53	1,938
Moog, Inc. Class A	85	12,306
Northrop Grumman Corp.	44	20,598
RTX Corp.	450	37,863
Textron, Inc.	470	37,797
TransDigm Group, Inc.	199	201,309
Triumph Group, Inc. (a)	7	116
Woodward, Inc.	193	26,273
		1,076,150
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	36	3,110
Expeditors International of Washington, Inc.	362	46,046
FedEx Corp.	882	223,120
Forward Air Corp.	35	2,200
GXO Logistics, Inc. (a)	404	24,709
Hub Group, Inc. Class A (a)	51	4,689
United Parcel Service, Inc. Class B	672	105,659
		409,533
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	39	1,524
Allegiant Travel Co.	5	413
American Airlines Group, Inc. (a)	336	4,617
Delta Air Lines, Inc.	995	40,029
JetBlue Airways Corp. (a)	100	555
SkyWest, Inc. (a)	169	8,822
Southwest Airlines Co.	62	1,790
United Airlines Holdings, Inc. (a)	304	12,543
		70,293
AUTO COMPONENTS — 0.2%
Adient PLC (a)	126	4,581
American Axle & Manufacturing Holdings, Inc. (a)	60	529
Aptiv PLC (a)	437	39,208
Autoliv, Inc.	211	23,250
BorgWarner, Inc.	653	23,410
Dana, Inc.	15	219
Dorman Products, Inc. (a)	3	250
Fox Factory Holding Corp. (a)	100	6,748
Security Description	Shares	Value
Gentex Corp.	697	$ 22,764
Gentherm, Inc. (a)	45	2,356
Goodyear Tire & Rubber Co. (a)	263	3,766
LCI Industries	68	8,548
Lear Corp.	69	9,743
Patrick Industries, Inc.	76	7,627
Phinia, Inc.	5	151
Standard Motor Products, Inc.	33	1,314
Visteon Corp. (a)	55	6,870
XPEL, Inc. (a)	54	2,908
		164,242
AUTOMOBILES — 1.4%
Ford Motor Co.	4,456	54,319
General Motors Co.	426	15,302
Harley-Davidson, Inc.	94	3,463
Tesla, Inc. (a)	4,853	1,205,874
Thor Industries, Inc.	137	16,200
Winnebago Industries, Inc.	38	2,769
		1,297,927
BANKS — 2.1%
Ameris Bancorp	7	371
Associated Banc-Corp.	15	321
Atlantic Union Bankshares Corp.	8	292
Axos Financial, Inc. (a)	72	3,931
Banc of California, Inc.	71	954
BancFirst Corp.	5	487
Bancorp, Inc. (a)	155	5,977
Bank of America Corp.	2,130	71,717
Bank of Hawaii Corp.	4	290
Bank of New York Mellon Corp.	1,043	54,288
Bank OZK	100	4,983
BankUnited, Inc.	7	227
Banner Corp.	3	161
Berkshire Hills Bancorp, Inc.	5	124
Brookline Bancorp, Inc.	209	2,280
Cadence Bank	93	2,752
Capitol Federal Financial, Inc.	45	290
Cathay General Bancorp	52	2,318
Central Pacific Financial Corp.	91	1,791
Citigroup, Inc.	1,404	72,222
Citizens Financial Group, Inc.	50	1,657
City Holding Co.	21	2,315
Columbia Banking System, Inc.	63	1,681
Comerica, Inc.	13	726
Commerce Bancshares, Inc.	12	641
Community Bank System, Inc.	28	1,459
Cullen/Frost Bankers, Inc.	19	2,061
Customers Bancorp, Inc. (a)	10	576
CVB Financial Corp.	13	262
Dime Community Bancshares, Inc.	84	2,262
Eagle Bancorp, Inc.	48	1,447
East West Bancorp, Inc.	43	3,094
FB Financial Corp.	62	2,471
Fifth Third Bancorp	70	2,414
First Bancorp (b)	93	1,530

See accompanying notes to financial statements.
84

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
First Bancorp (b)	4	$ 148
First Commonwealth Financial Corp.	53	818
First Financial Bancorp	88	2,090
First Financial Bankshares, Inc.	13	394
First Hawaiian, Inc.	118	2,697
First Horizon Corp.	165	2,336
FNB Corp.	111	1,528
Fulton Financial Corp.	16	263
Glacier Bancorp, Inc.	11	455
Goldman Sachs Group, Inc.	306	118,046
Hancock Whitney Corp.	27	1,312
Hanmi Financial Corp.	122	2,367
Heritage Financial Corp.	3	64
Hilltop Holdings, Inc.	53	1,866
Home BancShares, Inc.	59	1,494
Hope Bancorp, Inc.	12	145
Huntington Bancshares, Inc.	143	1,819
Independent Bank Corp.	24	1,579
Independent Bank Group, Inc.	3	153
International Bancshares Corp.	28	1,521
JPMorgan Chase & Co.	6,864	1,167,566
KeyCorp	95	1,368
Lakeland Financial Corp.	12	782
M&T Bank Corp.	51	6,991
Morgan Stanley	1,446	134,840
National Bank Holdings Corp. Class A	71	2,640
NBT Bancorp, Inc.	65	2,724
New York Community Bancorp, Inc.	2,159	22,087
Northern Trust Corp.	21	1,772
Northfield Bancorp, Inc.	97	1,220
Northwest Bancshares, Inc.	13	162
OFG Bancorp	54	2,024
Old National Bancorp	90	1,520
Pacific Premier Bancorp, Inc.	10	291
Park National Corp. (c)	4	531
Pathward Financial, Inc.	46	2,435
Pinnacle Financial Partners, Inc.	7	611
PNC Financial Services Group, Inc.	123	19,047
Preferred Bank	30	2,192
Prosperity Bancshares, Inc.	10	677
Provident Financial Services, Inc.	7	126
Regions Financial Corp.	291	5,640
Renasant Corp.	6	202
S&T Bancorp, Inc.	84	2,807
Seacoast Banking Corp. of Florida	8	228
ServisFirst Bancshares, Inc.	5	333
Simmons First National Corp. Class A	12	238
Southside Bancshares, Inc.	3	94
SouthState Corp.	8	676
State Street Corp. (d)	230	17,816
Stellar Bancorp, Inc.	5	139
Synovus Financial Corp.	44	1,657
Texas Capital Bancshares, Inc. (a)	26	1,680
Tompkins Financial Corp.	19	1,144
Triumph Financial, Inc. (a)	37	2,967
Truist Financial Corp.	135	4,984
Security Description	Shares	Value
TrustCo Bank Corp.	34	$ 1,056
Trustmark Corp.	55	1,533
U.S. Bancorp	481	20,818
UMB Financial Corp.	4	334
United Bankshares, Inc.	14	526
United Community Banks, Inc.	12	351
Valley National Bancorp	129	1,401
Veritex Holdings, Inc.	95	2,211
WaFd, Inc.	7	231
Webster Financial Corp.	53	2,690
Wells Fargo & Co.	1,885	92,780
Westamerica BanCorp	8	451
Wintrust Financial Corp.	32	2,968
WSFS Financial Corp.	6	276
Zions Bancorp NA	15	658
		1,931,962
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	5	1,728
Brown-Forman Corp. Class B	57	3,255
Celsius Holdings, Inc. (a) (c)	563	30,695
Coca-Cola Co.	3,609	212,678
Coca-Cola Consolidated, Inc.	16	14,854
Constellation Brands, Inc. Class A	216	52,218
Keurig Dr Pepper, Inc.	260	8,663
MGP Ingredients, Inc. (c)	21	2,069
Molson Coors Beverage Co. Class B	555	33,972
Monster Beverage Corp. (a)	1,609	92,694
National Beverage Corp. (a)	12	597
PepsiCo, Inc.	993	168,651
		622,074
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	2,364	366,349
Amgen, Inc.	716	206,222
Arcus Biosciences, Inc. (a)	5	96
Arrowhead Pharmaceuticals, Inc. (a)	11	337
Biogen, Inc. (a)	74	19,149
Catalyst Pharmaceuticals, Inc. (a)	31	521
Cytokinetics, Inc. (a)	66	5,511
Dynavax Technologies Corp. (a)	384	5,368
Exelixis, Inc. (a)	951	22,815
Gilead Sciences, Inc.	1,413	114,467
Halozyme Therapeutics, Inc. (a)	14	518
Incyte Corp. (a)	19	1,193
Ironwood Pharmaceuticals, Inc. (a)	71	812
Moderna, Inc. (a)	34	3,381
Myriad Genetics, Inc. (a)	42	804
Neurocrine Biosciences, Inc. (a)	91	11,990
Regeneron Pharmaceuticals, Inc. (a)	187	164,240
REGENXBIO, Inc. (a)	4	72
United Therapeutics Corp. (a)	43	9,455
Vericel Corp. (a)	141	5,021
Vertex Pharmaceuticals, Inc. (a)	452	183,914
Vir Biotechnology, Inc. (a)	249	2,505

See accompanying notes to financial statements.
85

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	18	$ 382
		1,125,122
BROADLINE RETAIL — 4.3%
Amazon.com, Inc. (a)	25,345	3,850,919
eBay, Inc.	1,151	50,207
Etsy, Inc. (a)	38	3,080
Kohl's Corp. (c)	40	1,147
Macy's, Inc.	28	563
Nordstrom, Inc. (c)	11	203
Ollie's Bargain Outlet Holdings, Inc. (a)	210	15,937
		3,922,056
BUILDING PRODUCTS — 0.9%
A O Smith Corp.	360	29,678
AAON, Inc.	230	16,990
Advanced Drainage Systems, Inc.	58	8,157
Allegion PLC	100	12,669
American Woodmark Corp. (a)	63	5,850
Apogee Enterprises, Inc.	70	3,739
AZZ, Inc.	28	1,627
Builders FirstSource, Inc. (a)	504	84,138
Carlisle Cos., Inc.	87	27,181
Carrier Global Corp.	3,021	173,556
Fortune Brands Innovations, Inc.	353	26,877
Gibraltar Industries, Inc. (a)	109	8,609
Griffon Corp.	131	7,984
Hayward Holdings, Inc. (a)	479	6,514
Insteel Industries, Inc.	27	1,034
Johnson Controls International PLC	491	28,301
Lennox International, Inc.	117	52,360
Masco Corp.	533	35,700
Masterbrand, Inc. (a)	319	4,737
Owens Corning	325	48,175
PGT Innovations, Inc. (a)	223	9,076
Quanex Building Products Corp.	50	1,529
Resideo Technologies, Inc. (a)	45	847
Simpson Manufacturing Co., Inc.	154	30,489
Trane Technologies PLC	683	166,584
Trex Co., Inc. (a)	325	26,907
UFP Industries, Inc.	223	27,998
		847,306
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	47	7,117
Ameriprise Financial, Inc.	158	60,013
Artisan Partners Asset Management, Inc. Class A	247	10,912
B Riley Financial, Inc.	65	1,364
BlackRock, Inc.	188	152,618
Blackstone, Inc.	1,828	239,322
Brightsphere Investment Group, Inc.	145	2,778
Cboe Global Markets, Inc.	315	56,246
Charles Schwab Corp.	154	10,595
CME Group, Inc.	1,001	210,811
Donnelley Financial Solutions, Inc. (a)	119	7,422
Evercore, Inc. Class A	105	17,960
Security Description	Shares	Value
FactSet Research Systems, Inc.	51	$ 24,330
Federated Hermes, Inc.	149	5,045
Franklin Resources, Inc.	380	11,320
Interactive Brokers Group, Inc. Class A	165	13,679
Intercontinental Exchange, Inc.	1,357	174,280
Invesco Ltd.	509	9,081
Janus Henderson Group PLC	295	8,894
Jefferies Financial Group, Inc.	365	14,750
MarketAxess Holdings, Inc.	20	5,857
Moelis & Co. Class A	103	5,781
Moody's Corp.	407	158,958
Morningstar, Inc.	29	8,301
MSCI, Inc.	139	78,625
Nasdaq, Inc.	105	6,105
Piper Sandler Cos.	21	3,672
Raymond James Financial, Inc.	97	10,816
S&P Global, Inc.	771	339,641
SEI Investments Co.	196	12,456
Stifel Financial Corp.	140	9,681
StoneX Group, Inc. (a)	24	1,772
T Rowe Price Group, Inc.	300	32,307
Virtus Investment Partners, Inc.	4	967
WisdomTree, Inc. (c)	40	277
		1,713,753
CHEMICALS — 1.7%
AdvanSix, Inc.	25	749
Air Products & Chemicals, Inc.	526	144,019
Albemarle Corp. (c)	12	1,734
Ashland, Inc.	25	2,108
Avient Corp.	104	4,323
Axalta Coating Systems Ltd. (a)	525	17,834
Balchem Corp.	17	2,529
Cabot Corp.	40	3,340
Celanese Corp.	320	49,718
CF Industries Holdings, Inc.	71	5,644
Chemours Co.	168	5,299
Corteva, Inc.	219	10,494
Dow, Inc.	1,666	91,363
DuPont de Nemours, Inc.	1,376	105,856
Eastman Chemical Co.	158	14,192
Ecolab, Inc.	392	77,753
FMC Corp.	13	820
Hawkins, Inc.	72	5,070
HB Fuller Co.	61	4,966
Ingevity Corp. (a)	11	519
Innospec, Inc.	33	4,067
International Flavors & Fragrances, Inc.	26	2,105
Koppers Holdings, Inc.	101	5,173
Linde PLC	1,451	595,940
Livent Corp. (a) (c)	19	342
LyondellBasell Industries NV Class A	765	72,736
Mativ Holdings, Inc.	25	383
Minerals Technologies, Inc.	4	285
Mosaic Co.	35	1,251
NewMarket Corp.	25	13,646

See accompanying notes to financial statements.
86

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Olin Corp.	91	$ 4,909
PPG Industries, Inc.	558	83,449
Quaker Chemical Corp. (c)	16	3,415
RPM International, Inc.	146	16,298
Scotts Miracle-Gro Co. (c)	99	6,311
Sensient Technologies Corp.	39	2,574
Sherwin-Williams Co.	560	174,664
Stepan Co.	7	662
Westlake Corp.	110	15,396
		1,551,936
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	75	3,362
Brady Corp. Class A	145	8,510
Brink's Co.	146	12,841
Cintas Corp.	187	112,697
Clean Harbors, Inc. (a)	160	27,922
Copart, Inc. (a)	3,168	155,232
CoreCivic, Inc. (a)	11	160
Deluxe Corp.	13	279
Enviri Corp. (a)	25	225
GEO Group, Inc. (a)	113	1,224
Healthcare Services Group, Inc. (a)	88	913
HNI Corp.	139	5,814
Interface, Inc.	59	745
Liquidity Services, Inc. (a)	26	447
Matthews International Corp. Class A	136	4,984
MillerKnoll, Inc.	195	5,203
MSA Safety, Inc.	95	16,039
OPENLANE, Inc. (a)	56	829
Pitney Bowes, Inc.	17	75
Republic Services, Inc.	318	52,441
Rollins, Inc.	145	6,332
Stericycle, Inc. (a)	47	2,329
Tetra Tech, Inc.	93	15,524
UniFirst Corp.	2	366
Veralto Corp.	293	24,102
Vestis Corp.	148	3,129
Viad Corp. (a)	28	1,014
Waste Management, Inc.	341	61,073
		523,811
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN Holdings, Inc.	7	51
Arista Networks, Inc. (a)	956	225,148
Calix, Inc. (a)	30	1,311
Ciena Corp. (a)	160	7,202
Cisco Systems, Inc.	10,496	530,258
Digi International, Inc. (a)	4	104
Extreme Networks, Inc. (a)	529	9,332
F5, Inc. (a)	128	22,909
Harmonic, Inc. (a)	12	157
Juniper Networks, Inc.	232	6,839
Lumentum Holdings, Inc. (a)	8	419
Motorola Solutions, Inc.	292	91,422
NetScout Systems, Inc. (a)	76	1,668
Viasat, Inc. (a) (c)	8	224
Security Description	Shares	Value
Viavi Solutions, Inc. (a)	92	$ 926
		897,970
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	243	22,461
Arcosa, Inc.	96	7,934
Comfort Systems USA, Inc.	129	26,531
Dycom Industries, Inc. (a)	3	345
EMCOR Group, Inc.	180	38,777
Fluor Corp. (a)	475	18,606
Granite Construction, Inc.	92	4,679
MasTec, Inc. (a)	44	3,332
MDU Resources Group, Inc.	399	7,900
MYR Group, Inc. (a)	44	6,364
Quanta Services, Inc.	434	93,657
Valmont Industries, Inc.	2	467
		231,053
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	122	24,746
Knife River Corp. (a)	159	10,523
Martin Marietta Materials, Inc.	172	85,813
Vulcan Materials Co.	397	90,123
		211,205
CONSUMER FINANCE — 0.2%
Ally Financial, Inc.	308	10,755
American Express Co.	659	123,457
Bread Financial Holdings, Inc.	5	165
Capital One Financial Corp.	275	36,058
Discover Financial Services	77	8,655
Encore Capital Group, Inc. (a)	11	558
Enova International, Inc. (a)	135	7,474
FirstCash Holdings, Inc.	50	5,420
Green Dot Corp. Class A (a)	6	59
Navient Corp.	239	4,450
PRA Group, Inc. (a)	31	812
PROG Holdings, Inc. (a)	178	5,502
SLM Corp.	69	1,319
Synchrony Financial	215	8,211
		212,895
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.5%
Andersons, Inc.	64	3,683
BJ's Wholesale Club Holdings, Inc. (a)	97	6,466
Casey's General Stores, Inc.	89	24,452
Chefs' Warehouse, Inc. (a)	4	118
Costco Wholesale Corp.	959	633,017
Dollar General Corp.	21	2,855
Dollar Tree, Inc. (a)	22	3,125
Grocery Outlet Holding Corp. (a)	45	1,213
Kroger Co.	612	27,974
Performance Food Group Co. (a)	337	23,304
PriceSmart, Inc.	67	5,077
SpartanNash Co.	102	2,341
Sprouts Farmers Market, Inc. (a)	413	19,869
Sysco Corp.	157	11,481
Target Corp.	48	6,836

See accompanying notes to financial statements.
87

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	726	$ 32,968
United Natural Foods, Inc. (a)	104	1,688
Walgreens Boots Alliance, Inc.	74	1,932
Walmart, Inc.	3,382	533,172
		1,341,571
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	152	1,465
AptarGroup, Inc.	196	24,230
Avery Dennison Corp.	124	25,068
Ball Corp.	357	20,535
Berry Global Group, Inc.	378	25,473
Crown Holdings, Inc.	361	33,244
Graphic Packaging Holding Co.	285	7,025
Greif, Inc. Class A	64	4,198
International Paper Co.	606	21,907
Myers Industries, Inc.	11	215
O-I Glass, Inc. (a)	207	3,391
Packaging Corp. of America	288	46,918
Sealed Air Corp.	14	511
Silgan Holdings, Inc.	61	2,760
Sonoco Products Co.	91	5,084
Westrock Co.	396	16,442
		238,466
DISTRIBUTORS — 0.1%
Genuine Parts Co.	43	5,955
LKQ Corp.	138	6,595
Pool Corp.	101	40,270
		52,820
DIVERSIFIED CONSUMER SERVICES — 0.0% (e)
Adtalem Global Education, Inc. (a)	13	766
Frontdoor, Inc. (a)	210	7,396
Graham Holdings Co. Class B	4	2,786
Grand Canyon Education, Inc. (a)	54	7,130
H&R Block, Inc.	236	11,415
Perdoceo Education Corp.	85	1,493
Service Corp. International	78	5,339
Strategic Education, Inc.	26	2,402
Stride, Inc. (a)	129	7,659
		46,386
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	84	1,598
American Assets Trust, Inc. REIT	5	113
Armada Hoffler Properties, Inc. REIT	54	668
Essential Properties Realty Trust, Inc. REIT	199	5,086
Global Net Lease, Inc. REIT	117	1,164
		8,629
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	3,682	61,784
ATN International, Inc.	2	78
Cogent Communications Holdings, Inc.	86	6,541
Consolidated Communications Holdings, Inc. (a)	87	379
Security Description	Shares	Value
Frontier Communications Parent, Inc. (a)	114	$ 2,889
Iridium Communications, Inc.	65	2,675
Lumen Technologies, Inc. (a) (c)	700	1,281
Shenandoah Telecommunications Co.	87	1,881
Verizon Communications, Inc.	2,166	81,658
		159,166
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	65	3,975
Alliant Energy Corp.	129	6,618
American Electric Power Co., Inc.	265	21,523
Constellation Energy Corp.	762	89,070
Duke Energy Corp.	874	84,813
Edison International	671	47,970
Entergy Corp.	109	11,030
Evergy, Inc.	118	6,160
Eversource Energy	108	6,666
Exelon Corp.	1,128	40,495
FirstEnergy Corp.	372	13,637
IDACORP, Inc.	36	3,539
NextEra Energy, Inc.	208	12,634
NRG Energy, Inc.	118	6,101
OGE Energy Corp.	144	5,030
Otter Tail Corp.	99	8,412
PG&E Corp.	3,232	58,273
Pinnacle West Capital Corp.	268	19,253
PNM Resources, Inc.	80	3,328
Portland General Electric Co.	70	3,034
PPL Corp.	380	10,298
Southern Co.	1,460	102,375
Xcel Energy, Inc.	283	17,521
		581,755
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	16	3,277
AMETEK, Inc.	547	90,195
Eaton Corp. PLC	1,437	346,058
Emerson Electric Co.	1,354	131,785
Encore Wire Corp.	60	12,816
EnerSys	153	15,447
Generac Holdings, Inc. (a)	55	7,108
nVent Electric PLC	593	35,040
Powell Industries, Inc.	46	4,066
Regal Rexnord Corp.	155	22,943
Rockwell Automation, Inc.	248	76,999
Sensata Technologies Holding PLC	135	5,072
SunPower Corp. (a) (c)	44	213
Sunrun, Inc. (a)	24	471
Vicor Corp. (a)	7	315
		751,805
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	133	14,486
Amphenol Corp. Class A	1,165	115,486
Arlo Technologies, Inc. (a)	450	4,284

See accompanying notes to financial statements.
88

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Arrow Electronics, Inc. (a)	155	$ 18,949
Avnet, Inc.	254	12,802
Badger Meter, Inc.	88	13,585
Belden, Inc.	178	13,750
Benchmark Electronics, Inc.	50	1,382
CDW Corp.	318	72,288
Cognex Corp.	124	5,176
Coherent Corp. (a)	156	6,791
Corning, Inc.	712	21,680
Crane NXT Co.	201	11,431
CTS Corp.	100	4,374
ePlus, Inc. (a)	80	6,387
Fabrinet (a)	120	22,840
Hubbell, Inc.	171	56,247
Insight Enterprises, Inc. (a)	108	19,136
IPG Photonics Corp. (a)	77	8,358
Itron, Inc. (a)	151	11,402
Jabil, Inc.	530	67,522
Keysight Technologies, Inc. (a)	19	3,023
Knowles Corp. (a)	82	1,469
Littelfuse, Inc.	58	15,518
Methode Electronics, Inc.	101	2,296
Novanta, Inc. (a)	40	6,736
OSI Systems, Inc. (a)	56	7,227
Plexus Corp. (a)	43	4,650
Rogers Corp. (a)	2	264
Sanmina Corp. (a)	53	2,723
ScanSource, Inc. (a)	17	673
TD SYNNEX Corp.	91	9,792
TE Connectivity Ltd.	421	59,150
Teledyne Technologies, Inc. (a)	63	28,116
Trimble, Inc. (a)	128	6,810
TTM Technologies, Inc. (a)	76	1,202
Vishay Intertechnology, Inc.	394	9,444
Vontier Corp.	590	20,384
Zebra Technologies Corp. Class A (a)	16	4,373
		692,206
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	502	7,731
Baker Hughes Co.	3,017	103,121
Bristow Group, Inc. (a)	7	198
ChampionX Corp.	587	17,146
Core Laboratories, Inc.	192	3,391
Dril-Quip, Inc. (a)	4	93
Halliburton Co.	1,944	70,275
Helix Energy Solutions Group, Inc. (a)	362	3,721
Helmerich & Payne, Inc.	32	1,159
Liberty Energy, Inc.	272	4,934
Nabors Industries Ltd. (a)	3	245
NOV, Inc.	122	2,474
Oceaneering International, Inc. (a)	432	9,193
Oil States International, Inc. (a)	6	41
Patterson-UTI Energy, Inc.	21	227
ProPetro Holding Corp. (a)	10	84
RPC, Inc.	8	58
Security Description	Shares	Value
Schlumberger NV	3,075	$ 160,023
U.S. Silica Holdings, Inc. (a)	7	79
Valaris Ltd. (a)	124	8,503
Weatherford International PLC (a)	290	28,371
		421,067
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc. (a)	413	5,819
Electronic Arts, Inc.	178	24,352
Live Nation Entertainment, Inc. (a)	163	15,257
Madison Square Garden Sports Corp. (a)	36	6,546
Marcus Corp. (c)	27	394
Netflix, Inc. (a)	1,310	637,813
Take-Two Interactive Software, Inc. (a)	375	60,356
TKO Group Holdings, Inc.	103	8,403
Walt Disney Co.	189	17,065
Warner Bros Discovery, Inc. (a)	685	7,795
		783,800
FINANCIAL SERVICES — 4.2%
Berkshire Hathaway, Inc. Class B (a)	4,697	1,675,232
Essent Group Ltd.	259	13,660
Euronet Worldwide, Inc. (a)	34	3,451
EVERTEC, Inc.	81	3,316
Fidelity National Information Services, Inc.	60	3,604
Fiserv, Inc. (a)	1,068	141,873
FleetCor Technologies, Inc. (a)	236	66,696
Global Payments, Inc.	294	37,338
Jack Henry & Associates, Inc.	21	3,432
Jackson Financial, Inc. Class A	112	5,734
Mastercard, Inc. Class A	2,314	986,944
MGIC Investment Corp.	653	12,596
Mr Cooper Group, Inc. (a)	216	14,066
NCR Atleos Corp. (a)	240	5,830
NMI Holdings, Inc. Class A (a)	214	6,352
Payoneer Global, Inc. (a)	187	974
PayPal Holdings, Inc. (a)	115	7,062
Radian Group, Inc.	433	12,362
Visa, Inc. Class A	3,126	813,854
Voya Financial, Inc.	98	7,150
Walker & Dunlop, Inc.	19	2,109
Western Union Co.	502	5,984
WEX, Inc. (a)	84	16,342
		3,845,961
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	165	11,916
B&G Foods, Inc.	153	1,607
Bunge Global SA	326	32,910
Calavo Growers, Inc.	6	176
Cal-Maine Foods, Inc.	35	2,009
Campbell Soup Co.	61	2,637
Conagra Brands, Inc.	148	4,242
Darling Ingredients, Inc. (a)	17	847
Flowers Foods, Inc.	139	3,129

See accompanying notes to financial statements.
89

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Fresh Del Monte Produce, Inc.	31	$ 814
General Mills, Inc.	181	11,790
Hain Celestial Group, Inc. (a)	29	318
Hershey Co.	46	8,576
Hormel Foods Corp.	89	2,858
Ingredion, Inc.	141	15,303
J & J Snack Foods Corp.	39	6,518
J M Smucker Co.	43	5,434
John B Sanfilippo & Son, Inc.	10	1,030
Kellanova	81	4,529
Kraft Heinz Co.	411	15,199
Lamb Weston Holdings, Inc.	225	24,320
Lancaster Colony Corp.	15	2,496
McCormick & Co., Inc.	233	15,942
Mondelez International, Inc. Class A	3,226	233,659
Pilgrim's Pride Corp. (a)	5	138
Post Holdings, Inc. (a)	37	3,258
Simply Good Foods Co. (a)	47	1,861
Tootsie Roll Industries, Inc.	70	2,327
TreeHouse Foods, Inc. (a)	26	1,078
Tyson Foods, Inc. Class A	30	1,613
WK Kellogg Co.	46	604
		419,138
GAS UTILITIES — 0.0% (e)
Atmos Energy Corp.	164	19,008
Chesapeake Utilities Corp.	9	951
National Fuel Gas Co.	47	2,358
New Jersey Resources Corp.	70	3,121
Northwest Natural Holding Co.	11	428
ONE Gas, Inc.	40	2,549
Southwest Gas Holdings, Inc.	6	380
Spire, Inc.	27	1,683
UGI Corp.	24	590
		31,068
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	49	5,890
Avis Budget Group, Inc.	2	355
CSX Corp.	3,101	107,512
Heartland Express, Inc.	27	385
JB Hunt Transport Services, Inc.	143	28,563
Knight-Swift Transportation Holdings, Inc.	216	12,452
Landstar System, Inc.	85	16,460
Marten Transport Ltd.	77	1,615
Norfolk Southern Corp.	117	27,656
Old Dominion Freight Line, Inc.	323	130,922
RXO, Inc. (a)	80	1,861
Ryder System, Inc.	146	16,799
Saia, Inc. (a)	99	43,384
Union Pacific Corp.	942	231,374
Werner Enterprises, Inc.	79	3,347
XPO, Inc. (a)	442	38,715
		667,290
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	1,967	$ 216,508
Align Technology, Inc. (a)	271	74,254
Artivion, Inc. (a)	4	72
Avanos Medical, Inc. (a)	5	112
Baxter International, Inc.	51	1,972
Becton Dickinson & Co.	508	123,866
Boston Scientific Corp. (a)	4,073	235,460
CONMED Corp.	110	12,046
Cooper Cos., Inc.	117	44,277
DENTSPLY SIRONA, Inc.	444	15,802
Dexcom, Inc. (a)	120	14,891
Edwards Lifesciences Corp. (a)	437	33,321
Embecta Corp.	18	341
Enovis Corp. (a)	84	4,706
Envista Holdings Corp. (a)	51	1,227
GE HealthCare Technologies, Inc.	846	65,413
Glaukos Corp. (a)	164	13,036
Globus Medical, Inc. Class A (a)	12	639
Haemonetics Corp. (a)	67	5,729
Hologic, Inc. (a)	278	19,863
ICU Medical, Inc. (a)	6	598
IDEXX Laboratories, Inc. (a)	231	128,217
Inari Medical, Inc. (a)	5	325
Insulet Corp. (a)	7	1,519
Integer Holdings Corp. (a)	111	10,998
Integra LifeSciences Holdings Corp. (a)	7	305
Intuitive Surgical, Inc. (a)	905	305,311
Lantheus Holdings, Inc. (a)	49	3,038
LeMaitre Vascular, Inc.	65	3,689
LivaNova PLC (a)	106	5,484
Masimo Corp. (a)	5	586
Medtronic PLC	960	79,085
Merit Medical Systems, Inc. (a)	66	5,013
Neogen Corp. (a)	709	14,258
Omnicell, Inc. (a)	19	715
OraSure Technologies, Inc. (a)	8	66
Penumbra, Inc. (a)	150	37,731
QuidelOrtho Corp. (a)	5	369
ResMed, Inc.	15	2,580
Shockwave Medical, Inc. (a)	4	762
STAAR Surgical Co. (a)	5	156
STERIS PLC	294	64,636
Stryker Corp.	871	260,830
Tandem Diabetes Care, Inc. (a)	6	177
Teleflex, Inc.	24	5,984
UFP Technologies, Inc. (a)	28	4,817
Varex Imaging Corp. (a)	25	512
Zimmer Biomet Holdings, Inc.	237	28,843
		1,850,139
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Acadia Healthcare Co., Inc. (a)	48	3,733
AdaptHealth Corp. (a)	8	58
Addus HomeCare Corp. (a)	21	1,950
Amedisys, Inc. (a)	4	380

See accompanying notes to financial statements.
90

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
AMN Healthcare Services, Inc. (a)	21	$ 1,573
Apollo Medical Holdings, Inc. (a)	4	153
Cardinal Health, Inc.	604	60,883
Cencora, Inc.	395	81,125
Centene Corp. (a)	167	12,393
Chemed Corp.	32	18,712
Cigna Group	153	45,816
CorVel Corp. (a)	33	8,158
Cross Country Healthcare, Inc. (a)	4	91
CVS Health Corp.	132	10,423
DaVita, Inc. (a)	142	14,876
Elevance Health, Inc.	72	33,952
Encompass Health Corp.	299	19,949
Enhabit, Inc. (a)	5	52
Ensign Group, Inc.	75	8,416
Fulgent Genetics, Inc. (a)	2	58
HCA Healthcare, Inc.	477	129,114
HealthEquity, Inc. (a)	62	4,111
Henry Schein, Inc. (a)	175	13,249
Humana, Inc.	64	29,300
Laboratory Corp. of America Holdings	137	31,139
McKesson Corp.	291	134,727
ModivCare, Inc. (a)	9	396
Molina Healthcare, Inc. (a)	30	10,839
NeoGenomics, Inc. (a)	501	8,106
Option Care Health, Inc. (a)	187	6,300
Owens & Minor, Inc. (a)	38	732
Patterson Cos., Inc.	205	5,832
Pediatrix Medical Group, Inc. (a)	27	251
Progyny, Inc. (a)	9	335
Quest Diagnostics, Inc.	34	4,688
R1 RCM, Inc. (a)	13	137
RadNet, Inc. (a)	205	7,128
Select Medical Holdings Corp.	204	4,794
Tenet Healthcare Corp. (a)	326	24,636
U.S. Physical Therapy, Inc.	35	3,260
UnitedHealth Group, Inc.	668	351,682
Universal Health Services, Inc. Class B	96	14,634
Worthington Enterprises, Inc.	115	6,618
		1,114,759
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc.	133	2,977
Community Healthcare Trust, Inc. REIT	8	213
Healthcare Realty Trust, Inc. REIT	117	2,016
Healthpeak Properties, Inc. REIT	55	1,089
LTC Properties, Inc. REIT	13	418
Medical Properties Trust, Inc. REIT (c)	189	928
Omega Healthcare Investors, Inc. REIT	410	12,571
Physicians Realty Trust REIT	210	2,795
Sabra Health Care REIT, Inc.	500	7,135
Universal Health Realty Income Trust REIT	26	1,124
Ventas, Inc. REIT	787	39,224
Welltower, Inc. REIT	2,001	180,430
		250,920
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	343	$ 6,033
Schrodinger, Inc. (a)	204	7,303
Simulations Plus, Inc.	2	90
Veradigm, Inc. (a)	11	115
		13,541
HOTEL & RESORT REITs — 0.0% (e)
Chatham Lodging Trust REIT	122	1,308
DiamondRock Hospitality Co. REIT	63	592
Host Hotels & Resorts, Inc. REIT	367	7,145
Park Hotels & Resorts, Inc. REIT	224	3,427
Pebblebrook Hotel Trust REIT	12	192
Service Properties Trust REIT	188	1,605
Summit Hotel Properties, Inc. REIT	186	1,250
Sunstone Hotel Investors, Inc. REIT	64	687
Xenia Hotels & Resorts, Inc. REIT	160	2,179
		18,385
HOTELS, RESTAURANTS & LEISURE — 2.3%
Airbnb, Inc. Class A (a)	1,274	173,442
Aramark	188	5,283
BJ's Restaurants, Inc. (a)	3	108
Bloomin' Brands, Inc.	216	6,080
Booking Holdings, Inc. (a)	133	471,780
Boyd Gaming Corp.	110	6,887
Brinker International, Inc. (a)	32	1,382
Caesars Entertainment, Inc. (a)	333	15,611
Carnival Corp. (a)	3,848	71,342
Cheesecake Factory, Inc. (c)	24	840
Chipotle Mexican Grill, Inc. (a)	76	173,809
Choice Hotels International, Inc.	13	1,473
Churchill Downs, Inc.	133	17,946
Chuy's Holdings, Inc. (a)	2	76
Cracker Barrel Old Country Store, Inc.	2	154
Darden Restaurants, Inc.	137	22,509
Dave & Buster's Entertainment, Inc. (a)	25	1,346
Dine Brands Global, Inc.	12	596
Domino's Pizza, Inc.	83	34,215
Expedia Group, Inc. (a)	220	33,394
Golden Entertainment, Inc.	7	279
Hilton Grand Vacations, Inc. (a)	104	4,179
Hilton Worldwide Holdings, Inc.	458	83,397
Jack in the Box, Inc.	6	490
Las Vegas Sands Corp.	952	46,848
Light & Wonder, Inc. (a)	272	22,334
Marriott International, Inc. Class A	696	156,955
Marriott Vacations Worldwide Corp.	4	340
McDonald's Corp.	826	244,917
MGM Resorts International (a)	376	16,800
Monarch Casino & Resort, Inc.	34	2,351
Norwegian Cruise Line Holdings Ltd. (a)	394	7,896
Papa John's International, Inc.	10	762
Penn Entertainment, Inc. (a)	17	442
Royal Caribbean Cruises Ltd. (a)	898	116,282
Sabre Corp. (a)	34	150
Shake Shack, Inc. Class A (a)	50	3,706

See accompanying notes to financial statements.
91

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Six Flags Entertainment Corp. (a)	106	$ 2,658
Starbucks Corp.	1,771	170,034
Texas Roadhouse, Inc.	75	9,167
Travel & Leisure Co.	63	2,463
Vail Resorts, Inc.	52	11,100
Wendy's Co.	299	5,825
Wingstop, Inc.	65	16,678
Wyndham Hotels & Resorts, Inc.	61	4,905
Wynn Resorts Ltd.	370	33,711
Yum! Brands, Inc.	433	56,576
		2,059,518
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	19	6,586
Century Communities, Inc.	100	9,114
DR Horton, Inc.	1,098	166,874
Ethan Allen Interiors, Inc.	74	2,362
Garmin Ltd.	427	54,887
Green Brick Partners, Inc. (a)	107	5,558
Helen of Troy Ltd. (a)	68	8,215
Installed Building Products, Inc.	93	17,002
iRobot Corp. (a)	3	116
KB Home	290	18,113
La-Z-Boy, Inc.	66	2,437
Leggett & Platt, Inc.	14	366
Lennar Corp. Class A	911	135,775
LGI Homes, Inc. (a)	32	4,261
M/I Homes, Inc. (a)	114	15,702
MDC Holdings, Inc.	172	9,503
Meritage Homes Corp.	138	24,040
Mohawk Industries, Inc. (a)	6	621
Newell Brands, Inc.	39	339
NVR, Inc. (a)	11	77,005
PulteGroup, Inc.	850	87,737
Taylor Morrison Home Corp. (a)	431	22,994
Tempur Sealy International, Inc.	677	34,507
Toll Brothers, Inc.	388	39,882
TopBuild Corp. (a)	119	44,537
Tri Pointe Homes, Inc. (a)	360	12,744
Whirlpool Corp.	39	4,749
		806,026
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. Class A (a)	54	2,378
Church & Dwight Co., Inc.	736	69,596
Clorox Co.	64	9,126
Colgate-Palmolive Co.	767	61,138
Energizer Holdings, Inc.	159	5,037
Kimberly-Clark Corp.	383	46,538
Procter & Gamble Co.	4,129	605,064
WD-40 Co.	26	6,216
		805,093
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	69	1,328
Ormat Technologies, Inc.	38	2,880
Security Description	Shares	Value
Vistra Corp.	1,246	$ 47,996
		52,204
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	170	18,584
General Electric Co.	4,374	558,254
Honeywell International, Inc.	479	100,451
		677,289
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	69	12,664
First Industrial Realty Trust, Inc. REIT	150	7,901
Innovative Industrial Properties, Inc. REIT	3	302
LXP Industrial Trust REIT	432	4,285
Prologis, Inc. REIT	1,237	164,892
Rexford Industrial Realty, Inc. REIT	57	3,198
STAG Industrial, Inc. REIT	388	15,233
		208,475
INSURANCE — 1.8%
Aflac, Inc.	1,392	114,840
Allstate Corp.	135	18,897
American Equity Investment Life Holding Co. (a)	228	12,722
American Financial Group, Inc.	21	2,497
American International Group, Inc.	1,100	74,525
AMERISAFE, Inc.	12	561
Aon PLC Class A	480	139,690
Arch Capital Group Ltd. (a)	1,345	99,893
Arthur J Gallagher & Co.	600	134,928
Assurant, Inc.	82	13,816
Assured Guaranty Ltd.	66	4,939
Brighthouse Financial, Inc. (a)	21	1,111
Brown & Brown, Inc.	606	43,093
Chubb Ltd.	381	86,106
Cincinnati Financial Corp.	178	18,416
CNO Financial Group, Inc.	198	5,524
Employers Holdings, Inc.	40	1,576
Erie Indemnity Co. Class A	59	19,760
Everest Group Ltd.	103	36,419
Fidelity National Financial, Inc.	612	31,224
First American Financial Corp.	245	15,788
Genworth Financial, Inc. Class A (a)	1,099	7,341
Globe Life, Inc.	63	7,668
Goosehead Insurance, Inc. Class A (a) (c)	91	6,898
Hanover Insurance Group, Inc.	26	3,157
Hartford Financial Services Group, Inc.	346	27,811
HCI Group, Inc.	7	612
Horace Mann Educators Corp.	20	654
Kemper Corp.	31	1,509
Kinsale Capital Group, Inc.	66	22,104
Lincoln National Corp.	81	2,185
Loews Corp.	324	22,547
Marsh & McLennan Cos., Inc.	1,273	241,195
Mercury General Corp.	14	522

See accompanying notes to financial statements.
92

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	326	$ 21,558
Old Republic International Corp.	645	18,963
Palomar Holdings, Inc. (a)	18	999
Primerica, Inc.	114	23,457
Principal Financial Group, Inc.	68	5,350
ProAssurance Corp.	95	1,310
Progressive Corp.	905	144,148
Prudential Financial, Inc.	263	27,276
Reinsurance Group of America, Inc.	75	12,134
RenaissanceRe Holdings Ltd.	153	29,988
RLI Corp.	70	9,318
Safety Insurance Group, Inc.	10	760
Selective Insurance Group, Inc.	94	9,351
SiriusPoint Ltd. (a)	456	5,290
Stewart Information Services Corp.	34	1,998
Travelers Cos., Inc.	118	22,478
Trupanion, Inc. (a) (c)	25	763
United Fire Group, Inc.	34	684
Unum Group	322	14,561
W R Berkley Corp.	105	7,426
Willis Towers Watson PLC	97	23,396
		1,601,736
INTERACTIVE MEDIA & SERVICES — 9.4%
Alphabet, Inc. Class A (a)	20,173	2,817,966
Alphabet, Inc. Class C (a)	17,994	2,535,894
Cargurus, Inc. (a)	228	5,508
Cars.com, Inc. (a)	245	4,648
Match Group, Inc. (a)	143	5,220
Meta Platforms, Inc. Class A (a)	8,931	3,161,217
QuinStreet, Inc. (a)	6	77
Shutterstock, Inc.	41	1,979
TripAdvisor, Inc. (a)	10	215
Yelp, Inc. (a)	105	4,971
Ziff Davis, Inc. (a)	35	2,352
		8,540,047
IT SERVICES — 0.9%
Accenture PLC Class A	975	342,137
Akamai Technologies, Inc. (a)	391	46,275
Cognizant Technology Solutions Corp. Class A	884	66,769
DXC Technology Co. (a)	21	480
EPAM Systems, Inc. (a)	6	1,784
Gartner, Inc. (a)	170	76,689
GoDaddy, Inc. Class A (a)	106	11,253
International Business Machines Corp.	1,408	230,278
Kyndryl Holdings, Inc. (a)	729	15,149
Perficient, Inc. (a)	11	724
VeriSign, Inc. (a)	102	21,008
		812,546
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	138	13,352
Hasbro, Inc.	175	8,936
Mattel, Inc. (a)	839	15,840
Polaris, Inc.	83	7,866
Security Description	Shares	Value
Sturm Ruger & Co., Inc.	25	$ 1,136
Topgolf Callaway Brands Corp. (a)	43	617
Vista Outdoor, Inc. (a)	99	2,927
YETI Holdings, Inc. (a)	331	17,139
		67,813
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	91	12,652
Azenta, Inc. (a)	130	8,468
BioLife Solutions, Inc. (a)	9	146
Bio-Rad Laboratories, Inc. Class A (a)	23	7,426
Bio-Techne Corp.	113	8,719
Bruker Corp.	112	8,230
Charles River Laboratories International, Inc. (a)	38	8,983
Danaher Corp.	744	172,117
Fortrea Holdings, Inc. (a)	118	4,118
Illumina, Inc. (a)	17	2,367
IQVIA Holdings, Inc. (a)	134	31,005
Medpace Holdings, Inc. (a)	36	11,035
Mettler-Toledo International, Inc. (a)	12	14,555
Repligen Corp. (a)	27	4,855
Revvity, Inc.	13	1,421
Sotera Health Co. (a) (c)	214	3,606
Thermo Fisher Scientific, Inc.	358	190,023
Waters Corp. (a)	30	9,877
West Pharmaceutical Services, Inc.	282	99,298
		598,901
MACHINERY — 2.1%
3D Systems Corp. (a)	13	82
AGCO Corp.	70	8,499
Alamo Group, Inc.	29	6,095
Albany International Corp. Class A	48	4,715
Astec Industries, Inc.	7	260
Barnes Group, Inc.	47	1,534
Caterpillar, Inc.	1,524	450,601
Chart Industries, Inc. (a) (c)	4	545
Crane Co.	136	16,067
Cummins, Inc.	102	24,436
Deere & Co.	252	100,767
Donaldson Co., Inc.	162	10,587
Dover Corp.	216	33,223
Enerpac Tool Group Corp.	75	2,332
Enpro, Inc.	50	7,837
Esab Corp.	228	19,749
ESCO Technologies, Inc.	72	8,426
Federal Signal Corp.	182	13,967
Flowserve Corp.	473	19,497
Fortive Corp.	838	61,702
Franklin Electric Co., Inc.	84	8,119
Graco, Inc.	226	19,608
Greenbrier Cos., Inc.	74	3,269
Hillenbrand, Inc.	65	3,110
IDEX Corp.	55	11,941
Illinois Tool Works, Inc.	482	126,255
Ingersoll Rand, Inc.	1,208	93,427

See accompanying notes to financial statements.
93

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ITT, Inc.	246	$ 29,353
John Bean Technologies Corp.	56	5,569
Kennametal, Inc.	58	1,496
Lincoln Electric Holdings, Inc.	171	37,186
Lindsay Corp.	1	129
Middleby Corp. (a)	27	3,974
Mueller Industries, Inc.	312	14,711
Nordson Corp.	62	16,378
Oshkosh Corp.	91	9,865
Otis Worldwide Corp.	979	87,591
PACCAR, Inc.	1,777	173,524
Parker-Hannifin Corp.	410	188,887
Pentair PLC	595	43,262
Proto Labs, Inc. (a)	25	974
RBC Bearings, Inc. (a)	21	5,983
Snap-on, Inc.	125	36,105
SPX Technologies, Inc. (a)	127	12,828
Standex International Corp.	29	4,593
Stanley Black & Decker, Inc.	268	26,291
Tennant Co.	70	6,488
Terex Corp.	269	15,457
Timken Co.	87	6,973
Titan International, Inc. (a)	185	2,753
Toro Co.	32	3,072
Trinity Industries, Inc.	75	1,994
Wabash National Corp.	44	1,127
Watts Water Technologies, Inc. Class A	70	14,584
Westinghouse Air Brake Technologies Corp.	425	53,932
Xylem, Inc.	124	14,181
		1,875,910
MARINE — 0.0% (e)
Kirby Corp. (a)	163	12,792
Matson, Inc.	98	10,741
		23,533
MEDIA — 0.9%
AMC Networks, Inc. Class A (a)	3	56
Cable One, Inc.	1	557
Charter Communications, Inc. Class A (a)	262	101,834
Comcast Corp. Class A	14,508	636,176
EW Scripps Co. Class A (a)	59	471
Fox Corp. Class A	394	11,690
Fox Corp. Class B	276	7,631
Interpublic Group of Cos., Inc.	436	14,231
John Wiley & Sons, Inc. Class A	64	2,031
New York Times Co. Class A	523	25,622
News Corp. Class A	903	22,169
News Corp. Class B	312	8,025
Nexstar Media Group, Inc.	26	4,075
Omnicom Group, Inc.	305	26,386
Paramount Global Class B	183	2,707
Scholastic Corp.	12	452
TechTarget, Inc. (a)	58	2,022
Security Description	Shares	Value
TEGNA, Inc.	69	$ 1,056
		867,191
METALS & MINING — 0.6%
Alcoa Corp.	17	578
ATI, Inc. (a)	459	20,871
Carpenter Technology Corp.	167	11,824
Century Aluminum Co. (a)	188	2,282
Cleveland-Cliffs, Inc. (a)	1,310	26,750
Commercial Metals Co.	181	9,057
Compass Minerals International, Inc.	29	734
Freeport-McMoRan, Inc.	3,693	157,211
Kaiser Aluminum Corp.	11	783
Materion Corp.	54	7,027
MP Materials Corp. (a) (c)	9	179
Newmont Corp.	599	24,793
Nucor Corp.	641	111,560
Reliance Steel & Aluminum Co.	187	52,300
Royal Gold, Inc.	115	13,910
Steel Dynamics, Inc.	369	43,579
SunCoke Energy, Inc.	28	301
TimkenSteel Corp. (a)	105	2,462
U.S. Steel Corp.	850	41,352
Warrior Met Coal, Inc.	207	12,621
Worthington Steel, Inc. (a)	115	3,232
		543,406
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (e)
Annaly Capital Management, Inc. REIT	1,171	22,682
Apollo Commercial Real Estate Finance, Inc. REIT	207	2,430
Arbor Realty Trust, Inc. REIT	309	4,691
ARMOUR Residential REIT, Inc.	14	270
Blackstone Mortgage Trust, Inc. Class A REIT	164	3,488
Ellington Financial, Inc. REIT	75	953
New York Mortgage Trust, Inc. REIT	71	606
PennyMac Mortgage Investment Trust REIT	117	1,749
Ready Capital Corp. REIT	283	2,901
Redwood Trust, Inc. REIT	154	1,141
Two Harbors Investment Corp. REIT	45	627
Starwood Property Trust, Inc. REIT (c)	225	4,730
		46,268
MULTI-UTILITIES — 0.2%
Ameren Corp.	189	13,672
Avista Corp.	86	3,074
Black Hills Corp.	46	2,482
CenterPoint Energy, Inc.	455	12,999
CMS Energy Corp.	150	8,710
Consolidated Edison, Inc.	391	35,569
Dominion Energy, Inc.	85	3,995
DTE Energy Co.	107	11,798
NiSource, Inc.	298	7,912
Northwestern Energy Group, Inc.	43	2,188

See accompanying notes to financial statements.
94

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	668	$ 40,848
Sempra	454	33,927
Unitil Corp.	15	789
WEC Energy Group, Inc.	162	13,636
		191,599
OFFICE REITs — 0.0% (e)
Alexandria Real Estate Equities, Inc. REIT	15	1,902
Boston Properties, Inc. REIT	76	5,333
Brandywine Realty Trust REIT	205	1,107
COPT Defense Properties REIT	58	1,487
Cousins Properties, Inc. REIT	79	1,924
Douglas Emmett, Inc. REIT	16	232
Easterly Government Properties, Inc. REIT	9	121
Highwoods Properties, Inc. REIT	11	253
Hudson Pacific Properties, Inc. REIT	108	1,005
JBG SMITH Properties REIT	36	612
Kilroy Realty Corp. REIT	11	438
SL Green Realty Corp. REIT	34	1,536
Vornado Realty Trust REIT	182	5,141
		21,091
OIL, GAS & CONSUMABLE FUELS — 2.4%
Antero Midstream Corp.	884	11,076
Antero Resources Corp. (a)	29	658
APA Corp.	157	5,633
California Resources Corp.	194	10,608
Callon Petroleum Co. (a)	48	1,555
Chesapeake Energy Corp.	58	4,463
Chevron Corp.	1,645	245,368
Chord Energy Corp.	99	16,457
Civitas Resources, Inc.	255	17,437
CNX Resources Corp. (a)	516	10,320
ConocoPhillips	1,357	157,507
CONSOL Energy, Inc.	82	8,243
Coterra Energy, Inc.	546	13,934
Devon Energy Corp.	66	2,990
Diamondback Energy, Inc.	240	37,219
Dorian LPG Ltd.	128	5,615
DT Midstream, Inc.	70	3,836
EOG Resources, Inc.	540	65,313
EQT Corp.	382	14,768
Equitrans Midstream Corp.	1,205	12,267
Exxon Mobil Corp.	6,202	620,076
Green Plains, Inc. (a)	83	2,093
Hess Corp.	484	69,773
HF Sinclair Corp.	119	6,613
Kinder Morgan, Inc.	1,398	24,661
Marathon Oil Corp.	312	7,538
Marathon Petroleum Corp.	1,215	180,257
Matador Resources Co.	82	4,663
Murphy Oil Corp.	107	4,565
Northern Oil & Gas, Inc.	265	9,824
Occidental Petroleum Corp.	341	20,361
ONEOK, Inc.	1,141	80,121
Security Description	Shares	Value
Ovintiv, Inc.	236	$ 10,365
Par Pacific Holdings, Inc. (a)	215	7,820
PBF Energy, Inc. Class A	350	15,386
Permian Resources Corp.	1,334	18,142
Phillips 66	1,147	152,712
Pioneer Natural Resources Co.	216	48,574
Range Resources Corp.	572	17,412
SM Energy Co.	38	1,471
Southwestern Energy Co. (a)	794	5,201
Talos Energy, Inc. (a)	10	142
Targa Resources Corp.	668	58,029
Valero Energy Corp.	808	105,040
Vital Energy, Inc. (a)	2	91
Williams Cos., Inc.	1,880	65,480
World Kinect Corp.	6	137
		2,181,814
PERSONAL PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	525	29,101
Coty, Inc. Class A (a)	1,453	18,046
Edgewell Personal Care Co.	79	2,894
elf Beauty, Inc. (a)	214	30,889
Estee Lauder Cos., Inc. Class A	24	3,510
Inter Parfums, Inc.	63	9,073
Kenvue, Inc.	178	3,832
Medifast, Inc.	7	470
Nu Skin Enterprises, Inc. Class A	96	1,864
USANA Health Sciences, Inc. (a)	8	429
		100,108
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	5	181
Louisiana-Pacific Corp.	72	5,100
Mercer International, Inc.	196	1,858
Sylvamo Corp.	49	2,406
		9,545
PHARMACEUTICALS — 2.9%
Amphastar Pharmaceuticals, Inc. (a)	149	9,216
ANI Pharmaceuticals, Inc. (a)	63	3,474
Bristol-Myers Squibb Co.	646	33,146
Catalent, Inc. (a)	56	2,516
Collegium Pharmaceutical, Inc. (a)	25	769
Corcept Therapeutics, Inc. (a)	9	292
Eli Lilly & Co.	3,040	1,772,077
Harmony Biosciences Holdings, Inc. (a)	3	97
Innoviva, Inc. (a)	145	2,326
Jazz Pharmaceuticals PLC (a)	39	4,797
Johnson & Johnson	1,240	194,358
Ligand Pharmaceuticals, Inc. (a)	57	4,071
Merck & Co., Inc.	3,399	370,559
Organon & Co.	27	389
Pacira BioSciences, Inc. (a)	4	135
Perrigo Co. PLC	42	1,351
Pfizer, Inc.	582	16,756
Phibro Animal Health Corp. Class A	2	23
Prestige Consumer Healthcare, Inc. (a)	56	3,428

See accompanying notes to financial statements.
95

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	39	$ 1,129
Viatris, Inc.	1,360	14,729
Zoetis, Inc.	1,091	215,331
		2,650,969
PROFESSIONAL SERVICES — 0.6%
ASGN, Inc. (a)	46	4,424
Automatic Data Processing, Inc.	467	108,797
Broadridge Financial Solutions, Inc.	329	67,692
CACI International, Inc. Class A (a)	30	9,716
Concentrix Corp.	26	2,553
CSG Systems International, Inc.	20	1,064
Equifax, Inc.	190	46,985
ExlService Holdings, Inc. (a)	85	2,622
Exponent, Inc.	37	3,258
FTI Consulting, Inc. (a)	81	16,131
Genpact Ltd.	17	590
Heidrick & Struggles International, Inc.	55	1,624
Insperity, Inc.	11	1,289
Jacobs Solutions, Inc.	325	42,185
KBR, Inc.	347	19,227
Kelly Services, Inc. Class A	26	562
Korn Ferry	5	297
Leidos Holdings, Inc.	42	4,546
ManpowerGroup, Inc.	46	3,656
Maximus, Inc.	169	14,172
NV5 Global, Inc. (a)	6	667
Paychex, Inc.	364	43,356
Paylocity Holding Corp. (a)	21	3,462
Resources Connection, Inc.	109	1,545
Robert Half, Inc.	122	10,726
Science Applications International Corp.	50	6,216
TrueBlue, Inc. (a)	47	721
TTEC Holdings, Inc.	25	542
Verisk Analytics, Inc.	433	103,426
Verra Mobility Corp. (a)	262	6,034
		528,085
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	194	1,573
CBRE Group, Inc. Class A (a)	415	38,632
CoStar Group, Inc. (a)	294	25,693
eXp World Holdings, Inc. (c)	266	4,128
Jones Lang LaSalle, Inc. (a)	15	2,833
Marcus & Millichap, Inc.	2	88
St. Joe Co.	136	8,185
		81,132
RESIDENTIAL REITs — 0.1%
Apartment Income REIT Corp.	14	486
AvalonBay Communities, Inc. REIT	161	30,142
Camden Property Trust REIT	11	1,092
Centerspace REIT	2	116
Elme Communities REIT	154	2,248
Equity LifeStyle Properties, Inc. REIT	211	14,884
Equity Residential REIT	320	19,571
Essex Property Trust, Inc. REIT	72	17,852
Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	24	$ 367
Invitation Homes, Inc. REIT	771	26,299
Mid-America Apartment Communities, Inc. REIT	36	4,841
UDR, Inc. REIT	164	6,280
Veris Residential, Inc. REIT	46	724
		124,902
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	137	2,328
Agree Realty Corp. REIT	29	1,826
Brixmor Property Group, Inc. REIT	214	4,980
Federal Realty Investment Trust REIT	52	5,359
Getty Realty Corp. REIT	33	964
Kimco Realty Corp. REIT	26	554
Kite Realty Group Trust REIT	520	11,887
Macerich Co. REIT	421	6,496
NNN REIT, Inc.	131	5,646
Phillips Edison & Co., Inc. REIT	181	6,603
Realty Income Corp. REIT	208	11,943
Regency Centers Corp. REIT	190	12,730
Retail Opportunity Investments Corp. REIT	38	533
RPT Realty REIT	275	3,528
Saul Centers, Inc. REIT	1	39
Simon Property Group, Inc. REIT	438	62,476
SITE Centers Corp. REIT	56	763
Spirit Realty Capital, Inc. REIT	131	5,724
Tanger, Inc. REIT	315	8,732
Urban Edge Properties REIT	171	3,129
		156,240
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.6%
Advanced Micro Devices, Inc. (a)	6,159	907,898
Allegro MicroSystems, Inc. (a)	212	6,417
Alpha & Omega Semiconductor Ltd. (a)	2	52
Amkor Technology, Inc.	181	6,022
Analog Devices, Inc.	1,499	297,641
Applied Materials, Inc.	3,202	518,948
Axcelis Technologies, Inc. (a)	122	15,822
Broadcom, Inc.	1,674	1,868,603
CEVA, Inc. (a)	7	159
Cirrus Logic, Inc. (a)	109	9,068
Cohu, Inc. (a)	109	3,858
Diodes, Inc. (a)	99	7,972
Enphase Energy, Inc. (a)	14	1,850
First Solar, Inc. (a)	187	32,216
FormFactor, Inc. (a)	296	12,346
Ichor Holdings Ltd. (a)	45	1,513
Intel Corp.	12,620	634,155
KLA Corp.	493	286,581
Kulicke & Soffa Industries, Inc.	179	9,795
Lam Research Corp.	503	393,980
Lattice Semiconductor Corp. (a)	544	37,531
MACOM Technology Solutions Holdings, Inc. (a)	195	18,125

See accompanying notes to financial statements.
96

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MaxLinear, Inc. (a)	36	$ 856
Microchip Technology, Inc.	1,627	146,723
Micron Technology, Inc.	3,273	279,318
MKS Instruments, Inc.	97	9,978
Monolithic Power Systems, Inc.	153	96,509
NVIDIA Corp.	9,943	4,923,972
NXP Semiconductors NV	929	213,373
ON Semiconductor Corp. (a)	1,645	137,407
Onto Innovation, Inc. (a)	177	27,063
PDF Solutions, Inc. (a)	108	3,471
Photronics, Inc. (a)	109	3,419
Power Integrations, Inc.	116	9,525
Qorvo, Inc. (a)	171	19,256
QUALCOMM, Inc.	1,035	149,692
Rambus, Inc. (a)	457	31,190
Semtech Corp. (a)	101	2,213
Silicon Laboratories, Inc. (a)	56	7,407
SiTime Corp. (a)	51	6,226
Skyworks Solutions, Inc.	378	42,495
SMART Global Holdings, Inc. (a)	187	3,540
SolarEdge Technologies, Inc. (a) (c)	6	562
Synaptics, Inc. (a)	55	6,274
Teradyne, Inc.	428	46,447
Texas Instruments, Inc.	1,029	175,403
Ultra Clean Holdings, Inc. (a)	116	3,960
Universal Display Corp.	154	29,454
Veeco Instruments, Inc. (a)	151	4,686
Wolfspeed, Inc. (a) (c)	12	522
		11,451,493
SOFTWARE — 15.9%
A10 Networks, Inc.	80	1,054
ACI Worldwide, Inc. (a)	42	1,285
Adeia, Inc.	100	1,239
Adobe, Inc. (a)	1,737	1,036,294
Agilysys, Inc. (a)	47	3,987
Alarm.com Holdings, Inc. (a)	15	969
ANSYS, Inc. (a)	277	100,518
Aspen Technology, Inc. (a)	9	1,981
Autodesk, Inc. (a)	199	48,453
Blackbaud, Inc. (a)	107	9,277
Cadence Design Systems, Inc. (a)	1,036	282,175
Cerence, Inc. (a)	4	79
Ceridian HCM Holding, Inc. (a)	208	13,961
CommVault Systems, Inc. (a)	77	6,148
Consensus Cloud Solutions, Inc. (a)	28	734
Digital Turbine, Inc. (a)	46	316
Dolby Laboratories, Inc. Class A	154	13,272
DoubleVerify Holdings, Inc. (a)	91	3,347
Dropbox, Inc. Class A (a)	805	23,731
Dynatrace, Inc. (a)	759	41,510
Envestnet, Inc. (a)	73	3,615
Fair Isaac Corp. (a)	95	110,581
Fortinet, Inc. (a)	874	51,155
Gen Digital, Inc.	57	1,301
InterDigital, Inc.	101	10,963
Security Description	Shares	Value
Intuit, Inc.	721	$ 450,647
LiveRamp Holdings, Inc. (a)	250	9,470
Manhattan Associates, Inc. (a)	235	50,600
Microsoft Corp.	25,317	9,520,205
N-able, Inc. (a)	253	3,352
NCR Voyix Corp. (a)	400	6,764
OneSpan, Inc. (a)	2	21
Oracle Corp.	5,084	536,006
Palo Alto Networks, Inc. (a)	995	293,406
Paycom Software, Inc.	5	1,034
Progress Software Corp.	58	3,149
PTC, Inc. (a)	313	54,762
Qualys, Inc. (a)	62	12,169
Roper Technologies, Inc.	253	137,928
Salesforce, Inc. (a)	2,910	765,737
ServiceNow, Inc. (a)	655	462,751
SPS Commerce, Inc. (a)	117	22,679
Synopsys, Inc. (a)	580	298,648
Teradata Corp. (a)	364	15,838
Tyler Technologies, Inc. (a)	109	45,575
Xperi, Inc. (a)	13	143
		14,458,829
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	144	31,087
Crown Castle, Inc. REIT	44	5,068
CubeSmart REIT	162	7,509
Digital Realty Trust, Inc. REIT	905	121,795
EPR Properties REIT	178	8,624
Equinix, Inc. REIT	280	225,509
Extra Space Storage, Inc. REIT	22	3,527
Four Corners Property Trust, Inc. REIT	63	1,594
Gaming & Leisure Properties, Inc. REIT	244	12,041
Iron Mountain, Inc. REIT	812	56,824
Lamar Advertising Co. Class A REIT	64	6,802
National Storage Affiliates Trust REIT	8	332
PotlatchDeltic Corp. REIT	164	8,052
Public Storage REIT	81	24,705
Rayonier, Inc. REIT	45	1,503
Safehold, Inc. REIT	80	1,872
SBA Communications Corp. REIT	11	2,791
Uniti Group, Inc. REIT	75	434
VICI Properties, Inc. REIT	731	23,304
Weyerhaeuser Co. REIT	979	34,040
		577,413
SPECIALTY RETAIL — 1.8%
Abercrombie & Fitch Co. Class A (a)	201	17,732
Academy Sports & Outdoors, Inc.	118	7,788
Advance Auto Parts, Inc.	30	1,831
American Eagle Outfitters, Inc.	669	14,156
America's Car-Mart, Inc. (a)	1	76
Asbury Automotive Group, Inc. (a)	73	16,423
AutoNation, Inc. (a)	97	14,567
AutoZone, Inc. (a)	20	51,712
Bath & Body Works, Inc.	305	13,164
Best Buy Co., Inc.	300	23,484

See accompanying notes to financial statements.
97

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Boot Barn Holdings, Inc. (a)	107	$ 8,213
Buckle, Inc.	46	2,186
Caleres, Inc.	41	1,260
CarMax, Inc. (a)	310	23,789
Chico's FAS, Inc. (a)	630	4,775
Designer Brands, Inc. Class A	5	44
Dick's Sporting Goods, Inc.	58	8,523
Five Below, Inc. (a)	98	20,890
Foot Locker, Inc.	90	2,804
GameStop Corp. Class A (a) (c)	80	1,402
Gap, Inc.	312	6,524
Group 1 Automotive, Inc.	46	14,018
Guess?, Inc.	25	577
Haverty Furniture Cos., Inc.	48	1,704
Hibbett, Inc.	20	1,440
Home Depot, Inc.	1,347	466,803
Leslie's, Inc. (a) (c)	250	1,728
Lithia Motors, Inc.	105	34,574
Lowe's Cos., Inc.	894	198,960
MarineMax, Inc. (a)	2	78
Monro, Inc.	10	293
Murphy USA, Inc.	30	10,697
National Vision Holdings, Inc. (a)	8	167
ODP Corp. (a)	90	5,067
O'Reilly Automotive, Inc. (a)	93	88,357
Penske Automotive Group, Inc.	74	11,878
Restoration Hardware, Inc. (a)	21	6,121
Ross Stores, Inc.	877	121,368
Sally Beauty Holdings, Inc. (a)	154	2,045
Shoe Carnival, Inc.	71	2,145
Signet Jewelers Ltd.	79	8,474
Sonic Automotive, Inc. Class A	25	1,405
TJX Cos., Inc.	3,433	322,050
Tractor Supply Co.	78	16,772
Ulta Beauty, Inc. (a)	36	17,640
Upbound Group, Inc.	181	6,149
Urban Outfitters, Inc. (a)	200	7,138
Valvoline, Inc. (a)	243	9,132
Victoria's Secret & Co. (a)	26	690
Williams-Sonoma, Inc.	192	38,742
		1,637,555
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
Apple, Inc.	28,672	5,520,220
Hewlett Packard Enterprise Co.	3,871	65,730
HP, Inc.	804	24,192
NetApp, Inc.	419	36,939
Seagate Technology Holdings PLC	696	59,417
Super Micro Computer, Inc. (a)	183	52,020
Western Digital Corp. (a)	1,022	53,522
Xerox Holdings Corp.	90	1,650
		5,813,690
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	275	13,816
Carter's, Inc.	28	2,097
Security Description	Shares	Value
Columbia Sportswear Co.	39	$ 3,102
Crocs, Inc. (a)	184	17,187
Deckers Outdoor Corp. (a)	94	62,832
G-III Apparel Group Ltd. (a)	14	476
Hanesbrands, Inc. (a)	207	923
Kontoor Brands, Inc.	176	10,986
Movado Group, Inc.	71	2,141
NIKE, Inc. Class B	1,640	178,055
Oxford Industries, Inc.	24	2,400
PVH Corp.	226	27,599
Ralph Lauren Corp.	119	17,160
Skechers USA, Inc. Class A (a)	479	29,861
Steven Madden Ltd.	87	3,654
Tapestry, Inc.	167	6,147
Under Armour, Inc. Class A (a)	20	176
Under Armour, Inc. Class C (a)	39	326
VF Corp.	33	620
Wolverine World Wide, Inc.	71	631
		380,189
TOBACCO — 0.3%
Altria Group, Inc.	2,011	81,124
Philip Morris International, Inc.	2,400	225,792
Universal Corp.	33	2,221
Vector Group Ltd.	371	4,185
		313,322
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	115	19,859
Boise Cascade Co.	143	18,498
Fastenal Co.	1,353	87,634
GATX Corp.	55	6,612
GMS, Inc. (a)	149	12,282
MSC Industrial Direct Co., Inc. Class A	109	11,037
NOW, Inc. (a)	77	872
United Rentals, Inc.	246	141,061
Watsco, Inc. (c)	119	50,988
WESCO International, Inc.	60	10,433
WW Grainger, Inc.	114	94,471
		453,747
WATER UTILITIES — 0.0% (e)
American States Water Co.	19	1,528
American Water Works Co., Inc.	101	13,331
California Water Service Group	17	882
Essential Utilities, Inc.	25	934
Middlesex Water Co.	20	1,312
SJW Group	48	3,137
		21,124
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	19	193
Telephone & Data Systems, Inc.	63	1,156
T-Mobile U.S., Inc.	374	59,963
		61,312
TOTAL COMMON STOCKS (Cost $71,120,004)		90,898,275

See accompanying notes to financial statements.
98

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	85,156	$ 85,190
State Street Navigator Securities Lending Portfolio II (d) (h)	68,266	68,266
TOTAL SHORT-TERM INVESTMENTS (Cost $153,458)		153,456
TOTAL INVESTMENTS — 100.0% (Cost $71,273,462)		91,051,731
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(31,311)
NET ASSETS — 100.0%		$ 91,020,420

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$90,898,275	$—	$—	$90,898,275
Short-Term Investments	153,456	—	—	153,456
TOTAL INVESTMENTS	$91,051,731	$—	$—	$91,051,731

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	1,116	$ 81,669	$ 2,664	$ 63,094	$(9,795)	$6,372	230	$ 17,816	$ 571
State Street Institutional Liquid Reserves Fund, Premier Class	79,645	79,661	1,203,986	1,198,450	(3)	(4)	85,156	85,190	1,715
State Street Navigator Securities Lending Portfolio II	149,489	149,489	1,045,505	1,126,728	—	—	68,266	68,266	500
Total		$310,819	$2,252,155	$2,388,272	$(9,798)	$6,368		$171,272	$2,786
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	195	$ 12,168
AeroVironment, Inc. (a)	108	13,612
Axon Enterprise, Inc. (a)	104	26,866
Boeing Co. (a)	1,101	286,987
Curtiss-Wright Corp.	180	40,102
General Dynamics Corp.	2,180	566,080
Hexcel Corp.	217	16,004
Howmet Aerospace, Inc.	961	52,009
Huntington Ingalls Industries, Inc.	418	108,529
Kaman Corp.	623	14,921
L3Harris Technologies, Inc.	1,611	339,309
Lockheed Martin Corp.	1,353	613,234
Mercury Systems, Inc. (a)	210	7,680
Moog, Inc. Class A	255	36,919
National Presto Industries, Inc.	8	642
Northrop Grumman Corp.	871	407,750
RTX Corp.	8,821	742,199
Textron, Inc.	1,664	133,819
TransDigm Group, Inc.	63	63,731
Triumph Group, Inc. (a)	293	4,858
Woodward, Inc.	299	40,703
		3,528,122
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	1,453	125,525
Expeditors International of Washington, Inc.	1,251	159,127
FedEx Corp.	2,910	736,143
Forward Air Corp.	211	13,265
GXO Logistics, Inc. (a)	1,023	62,567
Hub Group, Inc. Class A (a)	596	54,796
United Parcel Service, Inc. Class B	6,231	979,700
		2,131,123
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	1,455	56,847
Allegiant Travel Co.	288	23,792
American Airlines Group, Inc. (a)	11,351	155,963
Delta Air Lines, Inc.	8,078	324,978
JetBlue Airways Corp. (a)	9,302	51,626
SkyWest, Inc. (a)	1,230	64,206
Southwest Airlines Co.	5,604	161,843
Sun Country Airlines Holdings, Inc. (a)	323	5,081
United Airlines Holdings, Inc. (a)	5,690	234,769
		1,079,105
AUTO COMPONENTS — 0.3%
Adient PLC (a)	1,659	60,321
American Axle & Manufacturing Holdings, Inc. (a)	3,841	33,839
Aptiv PLC (a)	1,071	96,090
Autoliv, Inc.	730	80,439
BorgWarner, Inc.	2,891	103,642
Dana, Inc.	4,217	61,610
Security Description	Shares	Value
Dorman Products, Inc. (a)	211	$ 17,600
Fox Factory Holding Corp. (a)	155	10,459
Gentex Corp.	1,334	43,569
Gentherm, Inc. (a)	188	9,844
Goodyear Tire & Rubber Co. (a)	8,154	116,765
LCI Industries	440	55,312
Lear Corp.	1,038	146,576
Patrick Industries, Inc.	660	66,231
Phinia, Inc.	573	17,356
Standard Motor Products, Inc.	333	13,257
Visteon Corp. (a)	163	20,359
XPEL, Inc. (a)	43	2,316
		955,585
AUTOMOBILES — 1.6%
Ford Motor Co.	115,072	1,402,728
General Motors Co.	40,107	1,440,643
Harley-Davidson, Inc.	2,147	79,095
Tesla, Inc. (a)	5,366	1,333,344
Thor Industries, Inc.	1,562	184,706
Winnebago Industries, Inc.	970	70,694
		4,511,210
BANKS — 11.2%
Ameris Bancorp	1,867	99,044
Associated Banc-Corp.	4,385	93,795
Atlantic Union Bankshares Corp.	920	33,617
Axos Financial, Inc. (a)	619	33,797
Banc of California, Inc.	2,324	31,211
BancFirst Corp.	215	20,926
Bancorp, Inc. (a)	435	16,774
Bank of America Corp.	122,318	4,118,447
Bank of Hawaii Corp.	698	50,577
Bank of New York Mellon Corp.	22,527	1,172,530
Bank OZK	1,836	91,488
BankUnited, Inc.	2,180	70,697
Banner Corp.	537	28,762
Berkshire Hills Bancorp, Inc.	810	20,112
Brookline Bancorp, Inc.	1,559	17,009
Cadence Bank	3,191	94,422
Capitol Federal Financial, Inc.	1,402	9,043
Cathay General Bancorp	1,349	60,125
Central Pacific Financial Corp.	780	15,350
Citigroup, Inc.	56,061	2,883,778
Citizens Financial Group, Inc.	13,767	456,238
City Holding Co.	129	14,224
Columbia Banking System, Inc.	2,564	68,408
Comerica, Inc.	3,770	210,404
Commerce Bancshares, Inc.	955	50,980
Community Bank System, Inc.	418	21,782
Cullen/Frost Bankers, Inc.	566	61,405
Customers Bancorp, Inc. (a)	917	52,838
CVB Financial Corp.	2,299	46,417
Dime Community Bancshares, Inc.	944	25,422
Eagle Bancorp, Inc.	902	27,186
East West Bancorp, Inc.	1,748	125,769
FB Financial Corp.	1,017	40,527

See accompanying notes to financial statements.
100

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	11,921	$ 411,155
First Bancorp (b)	3,370	55,437
First Bancorp (b)	351	12,991
First Commonwealth Financial Corp.	935	14,436
First Financial Bancorp	1,651	39,211
First Financial Bankshares, Inc.	860	26,058
First Hawaiian, Inc.	2,375	54,293
First Horizon Corp.	6,634	93,937
FNB Corp.	6,292	86,641
Fulton Financial Corp.	2,513	41,364
Glacier Bancorp, Inc.	911	37,643
Goldman Sachs Group, Inc.	4,103	1,582,814
Hancock Whitney Corp.	1,495	72,642
Hanmi Financial Corp.	729	14,143
Heritage Financial Corp.	618	13,219
Hilltop Holdings, Inc.	1,354	47,674
Home BancShares, Inc.	1,787	45,265
Hope Bancorp, Inc.	3,436	41,507
Huntington Bancshares, Inc.	25,695	326,840
Independent Bank Corp.	421	27,706
Independent Bank Group, Inc.	1,026	52,203
International Bancshares Corp.	831	45,140
JPMorgan Chase & Co.	36,363	6,185,346
KeyCorp	27,370	394,128
Lakeland Financial Corp.	190	12,380
M&T Bank Corp.	2,946	403,838
Morgan Stanley	15,970	1,489,203
National Bank Holdings Corp. Class A	375	13,946
NBT Bancorp, Inc.	674	28,247
New York Community Bancorp, Inc.	12,642	129,328
Northern Trust Corp.	2,569	216,772
Northfield Bancorp, Inc.	729	9,171
Northwest Bancshares, Inc.	1,971	24,598
OFG Bancorp	613	22,975
Old National Bancorp	3,617	61,091
Pacific Premier Bancorp, Inc.	1,654	48,148
Park National Corp. (c)	176	23,383
Pathward Financial, Inc.	467	24,718
Pinnacle Financial Partners, Inc.	1,326	115,654
PNC Financial Services Group, Inc.	7,090	1,097,887
Preferred Bank	177	12,930
Prosperity Bancshares, Inc.	1,159	78,499
Provident Financial Services, Inc.	1,176	21,203
Regions Financial Corp.	16,643	322,541
Renasant Corp.	874	29,436
S&T Bancorp, Inc.	736	24,597
Seacoast Banking Corp. of Florida	715	20,349
ServisFirst Bancshares, Inc.	469	31,250
Simmons First National Corp. Class A	1,954	38,767
Southside Bancshares, Inc.	516	16,161
SouthState Corp.	931	78,623
State Street Corp. (d)	5,482	424,636
Stellar Bancorp, Inc.	372	10,357
Security Description	Shares	Value
Synovus Financial Corp.	4,181	$ 157,415
Texas Capital Bancshares, Inc. (a)	849	54,871
Tompkins Financial Corp.	176	10,601
Triumph Financial, Inc. (a)	158	12,668
Truist Financial Corp.	39,183	1,446,636
TrustCo Bank Corp.	439	13,631
Trustmark Corp.	1,075	29,971
U.S. Bancorp	45,557	1,971,707
UMB Financial Corp.	1,252	104,605
United Bankshares, Inc.	1,757	65,975
United Community Banks, Inc.	1,338	39,150
Valley National Bancorp	12,090	131,297
Veritex Holdings, Inc.	1,562	36,348
WaFd, Inc.	972	32,037
Webster Financial Corp.	2,151	109,185
Wells Fargo & Co.	64,520	3,175,674
Westamerica BanCorp	206	11,620
Wintrust Financial Corp.	1,063	98,593
WSFS Financial Corp.	613	28,155
Zions Bancorp NA	4,307	188,948
		32,434,672
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a)	59	20,390
Brown-Forman Corp. Class B	1,561	89,133
Celsius Holdings, Inc. (a) (c)	121	6,597
Coca-Cola Co.	18,868	1,111,891
Coca-Cola Consolidated, Inc.	81	75,200
Constellation Brands, Inc. Class A	770	186,147
Keurig Dr Pepper, Inc.	10,886	362,722
MGP Ingredients, Inc.	121	11,921
Molson Coors Beverage Co. Class B	3,276	200,524
Monster Beverage Corp. (a)	2,718	156,584
National Beverage Corp. (a)	390	19,391
PepsiCo, Inc.	6,557	1,113,641
		3,354,141
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	8,813	1,365,751
Amgen, Inc.	3,197	920,800
Arcus Biosciences, Inc. (a)	673	12,854
Arrowhead Pharmaceuticals, Inc. (a)	214	6,548
Biogen, Inc. (a)	871	225,389
Catalyst Pharmaceuticals, Inc. (a)	360	6,052
Cytokinetics, Inc. (a)	116	9,685
Dynavax Technologies Corp. (a)	1,042	14,567
Exelixis, Inc. (a)	1,786	42,846
Gilead Sciences, Inc.	7,640	618,916
Halozyme Therapeutics, Inc. (a)	406	15,006
Incyte Corp. (a)	864	54,251
Ironwood Pharmaceuticals, Inc. (a)	1,646	18,830
Moderna, Inc. (a)	3,219	320,129
Myriad Genetics, Inc. (a)	612	11,714
Neurocrine Biosciences, Inc. (a)	234	30,832

See accompanying notes to financial statements.
101

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	526	$ 461,980
REGENXBIO, Inc. (a)	379	6,803
United Therapeutics Corp. (a)	265	58,271
Vericel Corp. (a)	63	2,243
Vertex Pharmaceuticals, Inc. (a)	941	382,883
Vir Biotechnology, Inc. (a)	2,181	21,941
Xencor, Inc. (a)	372	7,898
		4,616,189
BROADLINE RETAIL — 2.5%
Amazon.com, Inc. (a)	43,525	6,613,188
eBay, Inc.	5,793	252,691
Etsy, Inc. (a)	364	29,502
Kohl's Corp. (c)	3,512	100,724
Macy's, Inc.	8,109	163,153
Nordstrom, Inc. (c)	2,832	52,250
Ollie's Bargain Outlet Holdings, Inc. (a)	350	26,562
		7,238,070
BUILDING PRODUCTS — 0.8%
A O Smith Corp.	613	50,536
AAON, Inc.	60	4,432
Advanced Drainage Systems, Inc.	313	44,020
Allegion PLC	418	52,956
American Woodmark Corp. (a)	298	27,669
Apogee Enterprises, Inc.	239	12,765
AZZ, Inc.	215	12,489
Builders FirstSource, Inc. (a)	2,207	368,437
Carlisle Cos., Inc.	265	82,794
Carrier Global Corp.	5,074	291,501
Fortune Brands Innovations, Inc.	1,152	87,713
Gibraltar Industries, Inc. (a)	220	17,376
Griffon Corp.	511	31,146
Insteel Industries, Inc.	232	8,883
Johnson Controls International PLC	4,141	238,687
Lennox International, Inc.	156	69,813
Masco Corp.	1,336	89,485
Masterbrand, Inc. (a)	3,678	54,618
Owens Corning	1,146	169,872
PGT Innovations, Inc. (a)	492	20,024
Quanex Building Products Corp.	424	12,962
Resideo Technologies, Inc. (a)	2,779	52,301
Simpson Manufacturing Co., Inc.	213	42,170
Trane Technologies PLC	842	205,364
Trex Co., Inc. (a)	469	38,829
UFP Industries, Inc.	762	95,669
		2,182,511
CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.	405	61,325
Ameriprise Financial, Inc.	891	338,429
B Riley Financial, Inc.	472	9,907
BlackRock, Inc.	842	683,536
Brightsphere Investment Group, Inc.	792	15,175
Security Description	Shares	Value
Cboe Global Markets, Inc.	511	$ 91,244
Charles Schwab Corp.	12,874	885,731
CME Group, Inc.	1,696	357,178
Donnelley Financial Solutions, Inc. (a)	359	22,391
Evercore, Inc. Class A	432	73,894
FactSet Research Systems, Inc.	70	33,393
Federated Hermes, Inc.	938	31,761
Franklin Resources, Inc.	8,189	243,950
Interactive Brokers Group, Inc. Class A	1,916	158,836
Intercontinental Exchange, Inc.	2,772	356,008
Invesco Ltd.	13,634	243,231
Janus Henderson Group PLC	3,809	114,841
Jefferies Financial Group, Inc.	4,931	199,262
MarketAxess Holdings, Inc.	39	11,421
Moody's Corp.	389	151,928
MSCI, Inc.	92	52,040
Nasdaq, Inc.	2,160	125,582
Piper Sandler Cos.	208	36,373
Raymond James Financial, Inc.	1,858	207,167
S&P Global, Inc.	822	362,107
SEI Investments Co.	956	60,754
Stifel Financial Corp.	1,375	95,081
StoneX Group, Inc. (a)	760	56,111
T Rowe Price Group, Inc.	2,121	228,410
Virtus Investment Partners, Inc.	65	15,714
WisdomTree, Inc.	604	4,186
		5,326,966
CHEMICALS — 2.1%
AdvanSix, Inc.	395	11,834
Air Products & Chemicals, Inc.	1,067	292,145
Albemarle Corp. (c)	419	60,537
Ashland, Inc.	432	36,422
Avient Corp.	1,206	50,133
Axalta Coating Systems Ltd. (a)	1,292	43,889
Balchem Corp.	128	19,040
Cabot Corp.	342	28,557
Celanese Corp.	1,748	271,587
CF Industries Holdings, Inc.	2,414	191,913
Chemours Co.	2,704	85,284
Corteva, Inc.	4,182	200,402
Dow, Inc.	20,628	1,131,240
DuPont de Nemours, Inc.	5,410	416,191
Eastman Chemical Co.	2,056	184,670
Ecolab, Inc.	938	186,052
FMC Corp.	607	38,271
Hawkins, Inc.	141	9,929
HB Fuller Co.	431	35,088
Ingevity Corp. (a)	419	19,785
Innospec, Inc.	208	25,634
International Flavors & Fragrances, Inc.	2,155	174,490
Koppers Holdings, Inc.	427	21,871
Linde PLC	1,764	724,493
Livent Corp. (a) (c)	557	10,015

See accompanying notes to financial statements.
102

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
LyondellBasell Industries NV Class A	7,516	$ 714,621
Mativ Holdings, Inc.	952	14,575
Minerals Technologies, Inc.	359	25,600
Mosaic Co.	5,942	212,308
NewMarket Corp.	78	42,575
Olin Corp.	2,149	115,939
PPG Industries, Inc.	1,145	171,235
Quaker Chemical Corp.	108	23,049
RPM International, Inc.	645	72,001
Scotts Miracle-Gro Co. (c)	714	45,518
Sensient Technologies Corp.	348	22,968
Sherwin-Williams Co.	846	263,867
Stepan Co.	214	20,234
Westlake Corp.	974	136,321
		6,150,283
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	1,157	51,868
Brady Corp. Class A	421	24,709
Brink's Co.	365	32,102
Cintas Corp.	209	125,956
Clean Harbors, Inc. (a)	303	52,877
Copart, Inc. (a)	2,246	110,054
CoreCivic, Inc. (a)	3,306	48,036
Deluxe Corp.	1,254	26,898
Enviri Corp. (a)	1,740	15,660
GEO Group, Inc. (a) (c)	3,576	38,728
Healthcare Services Group, Inc. (a)	755	7,829
HNI Corp.	735	30,745
Interface, Inc.	1,967	24,824
Liquidity Services, Inc. (a)	210	3,614
Matthews International Corp. Class A	431	15,796
MillerKnoll, Inc.	1,472	39,273
MSA Safety, Inc.	166	28,026
OPENLANE, Inc. (a)	1,884	27,902
Pitney Bowes, Inc.	4,881	21,476
Republic Services, Inc.	1,743	287,438
Rollins, Inc.	1,300	56,771
Stericycle, Inc. (a)	825	40,887
Tetra Tech, Inc.	216	36,057
UniFirst Corp.	131	23,961
Veralto Corp.	794	65,315
Vestis Corp.	1,098	23,212
Viad Corp. (a)	210	7,602
Waste Management, Inc.	1,754	314,141
		1,581,757
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN Holdings, Inc.	432	3,171
Arista Networks, Inc. (a)	645	151,904
Calix, Inc. (a)	316	13,806
Ciena Corp. (a)	932	41,949
Cisco Systems, Inc.	24,370	1,231,173
Digi International, Inc. (a)	220	5,720
Extreme Networks, Inc. (a)	605	10,672
Security Description	Shares	Value
F5, Inc. (a)	291	$ 52,083
Harmonic, Inc. (a)	947	12,349
Juniper Networks, Inc.	1,955	57,633
Lumentum Holdings, Inc. (a)	628	32,920
Motorola Solutions, Inc.	324	101,441
NetScout Systems, Inc. (a)	610	13,390
Viasat, Inc. (a) (c)	735	20,543
Viavi Solutions, Inc. (a)	1,161	11,691
		1,760,445
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	800	73,944
Arcosa, Inc.	421	34,791
Comfort Systems USA, Inc.	172	35,375
Dycom Industries, Inc. (a)	251	28,888
EMCOR Group, Inc.	398	85,741
Fluor Corp. (a)	2,144	83,981
Granite Construction, Inc.	615	31,279
MasTec, Inc. (a)	617	46,719
MDU Resources Group, Inc.	2,171	42,986
MYR Group, Inc. (a)	147	21,261
Quanta Services, Inc.	514	110,921
Valmont Industries, Inc.	69	16,112
		611,998
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	210	42,596
Knife River Corp. (a)	610	40,370
Martin Marietta Materials, Inc.	221	110,259
Vulcan Materials Co.	511	116,002
		309,227
CONSUMER FINANCE — 1.3%
American Express Co.	5,566	1,042,734
Bread Financial Holdings, Inc.	1,584	52,177
Capital One Financial Corp.	11,127	1,458,972
Discover Financial Services	3,124	351,138
Encore Capital Group, Inc. (a)	730	37,047
Enova International, Inc. (a)	899	49,769
EZCORP, Inc. Class A (a) (c)	2,301	20,111
FirstCash Holdings, Inc.	322	34,902
Green Dot Corp. Class A (a)	1,383	13,692
Navient Corp.	2,551	47,500
PRA Group, Inc. (a)	614	16,087
PROG Holdings, Inc. (a)	1,441	44,541
SLM Corp.	4,194	80,189
Synchrony Financial	12,188	465,460
World Acceptance Corp. (a)	146	19,057
		3,733,376
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
Andersons, Inc.	941	54,145
BJ's Wholesale Club Holdings, Inc. (a)	1,158	77,192
Casey's General Stores, Inc.	353	96,983
Chefs' Warehouse, Inc. (a)	422	12,420
Costco Wholesale Corp.	2,158	1,424,453
Dollar General Corp.	1,307	177,687

See accompanying notes to financial statements.
103

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Dollar Tree, Inc. (a)	1,762	$ 250,292
Grocery Outlet Holding Corp. (a)	905	24,399
Kroger Co.	19,309	882,614
Performance Food Group Co. (a)	2,722	188,226
PriceSmart, Inc.	414	31,373
SpartanNash Co.	1,152	26,438
Sprouts Farmers Market, Inc. (a)	1,302	62,639
Sysco Corp.	4,294	314,020
Target Corp.	4,426	630,351
U.S. Foods Holding Corp. (a)	6,666	302,703
United Natural Foods, Inc. (a)	1,698	27,559
Walgreens Boots Alliance, Inc.	20,954	547,109
Walmart, Inc.	25,388	4,002,418
		9,133,021
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	13,999	134,950
AptarGroup, Inc.	318	39,311
Avery Dennison Corp.	503	101,686
Ball Corp.	1,875	107,850
Greif, Inc. Class A	767	50,308
International Paper Co.	10,219	369,417
Myers Industries, Inc.	421	8,231
O-I Glass, Inc. (a)	1,897	31,073
Packaging Corp. of America	876	142,709
Sealed Air Corp.	1,227	44,810
Silgan Holdings, Inc.	895	40,499
Sonoco Products Co.	918	51,289
Westrock Co.	7,564	314,057
		1,436,190
DISTRIBUTORS — 0.1%
Genuine Parts Co.	855	118,418
LKQ Corp.	2,285	109,200
Pool Corp.	144	57,414
		285,032
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	522	30,772
Frontdoor, Inc. (a)	486	17,117
Graham Holdings Co. Class B	116	80,796
Grand Canyon Education, Inc. (a)	217	28,652
H&R Block, Inc.	1,284	62,107
Mister Car Wash, Inc. (a) (c)	1,431	12,364
Perdoceo Education Corp.	1,157	20,317
Service Corp. International	884	60,510
Strategic Education, Inc.	206	19,028
Stride, Inc. (a)	383	22,739
		354,402
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	798	15,178
American Assets Trust, Inc. REIT	628	14,136
Armada Hoffler Properties, Inc. REIT	615	7,608
Essential Properties Realty Trust, Inc. REIT	728	18,608
Security Description	Shares	Value
Global Net Lease, Inc. REIT	5,656	$ 56,277
		111,807
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	127,007	2,131,177
ATN International, Inc.	209	8,145
Cogent Communications Holdings, Inc.	226	17,190
Consolidated Communications Holdings, Inc. (a)	2,723	11,845
Frontier Communications Parent, Inc. (a)	6,397	162,100
Iridium Communications, Inc.	316	13,007
Lumen Technologies, Inc. (a) (c)	28,551	52,248
Shenandoah Telecommunications Co.	1,471	31,803
Verizon Communications, Inc.	123,346	4,650,144
		7,077,659
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	539	32,965
Alliant Energy Corp.	2,126	109,064
American Electric Power Co., Inc.	4,973	403,907
Constellation Energy Corp.	1,199	140,151
Duke Energy Corp.	6,624	642,793
Edison International	3,608	257,936
Entergy Corp.	2,316	234,356
Evergy, Inc.	2,531	132,118
Eversource Energy	2,936	181,210
Exelon Corp.	12,541	450,222
FirstEnergy Corp.	4,928	180,661
IDACORP, Inc.	382	37,558
NextEra Energy, Inc.	7,665	465,572
NRG Energy, Inc.	6,619	342,202
OGE Energy Corp.	2,191	76,532
Otter Tail Corp.	353	29,994
PG&E Corp.	20,674	372,752
Pinnacle West Capital Corp.	1,403	100,792
PNM Resources, Inc.	924	38,438
Portland General Electric Co.	1,094	47,414
PPL Corp.	9,081	246,095
Southern Co.	9,375	657,375
Xcel Energy, Inc.	4,773	295,497
		5,475,604
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	189	38,713
AMETEK, Inc.	597	98,439
Eaton Corp. PLC	1,957	471,285
Emerson Electric Co.	3,440	334,815
Encore Wire Corp.	208	44,429
EnerSys	423	42,706
Generac Holdings, Inc. (a)	379	48,982
nVent Electric PLC	970	57,317
Powell Industries, Inc.	116	10,254
Regal Rexnord Corp.	386	57,136
Rockwell Automation, Inc.	309	95,938

See accompanying notes to financial statements.
104

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SunPower Corp. (a) (c)	787	$ 3,801
Sunrun, Inc. (a) (c)	2,007	39,398
Vicor Corp. (a)	6	270
		1,343,483
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	139	15,140
Amphenol Corp. Class A	1,604	159,004
Arrow Electronics, Inc. (a)	1,587	194,011
Avnet, Inc.	2,616	131,846
Badger Meter, Inc.	29	4,477
Belden, Inc.	207	15,991
Benchmark Electronics, Inc.	1,161	32,090
CDW Corp.	656	149,122
Cognex Corp.	497	20,745
Coherent Corp. (a)	1,158	50,408
Corning, Inc.	6,421	195,519
Crane NXT Co.	45	2,559
CTS Corp.	124	5,424
ePlus, Inc. (a)	257	20,519
Fabrinet (a)	256	48,724
Hubbell, Inc.	244	80,259
Insight Enterprises, Inc. (a)	373	66,092
IPG Photonics Corp. (a)	256	27,786
Itron, Inc. (a)	286	21,596
Jabil, Inc.	2,328	296,587
Keysight Technologies, Inc. (a)	610	97,045
Knowles Corp. (a)	1,151	20,614
Littelfuse, Inc.	149	39,866
Methode Electronics, Inc.	427	9,706
Novanta, Inc. (a)	104	17,515
OSI Systems, Inc. (a)	137	17,680
PC Connection, Inc.	421	28,295
Plexus Corp. (a)	307	33,196
Rogers Corp. (a)	108	14,264
Sanmina Corp. (a)	1,026	52,706
ScanSource, Inc. (a)	939	37,194
TD SYNNEX Corp.	1,511	162,599
TE Connectivity Ltd.	1,852	260,206
Teledyne Technologies, Inc. (a)	228	101,754
Trimble, Inc. (a)	1,151	61,233
TTM Technologies, Inc. (a)	3,453	54,592
Vishay Intertechnology, Inc.	2,154	51,631
Vontier Corp.	929	32,097
Zebra Technologies Corp. Class A (a)	246	67,239
		2,697,331
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	2,336	35,975
Baker Hughes Co.	8,672	296,409
Bristow Group, Inc. (a)	764	21,598
ChampionX Corp.	930	27,165
Core Laboratories, Inc.	188	3,320
Dril-Quip, Inc. (a)	423	9,843
Halliburton Co.	5,295	191,414
Security Description	Shares	Value
Helix Energy Solutions Group, Inc. (a)	1,768	$ 18,175
Helmerich & Payne, Inc.	1,160	42,015
Nabors Industries Ltd. (a)	294	23,999
NOV, Inc.	3,311	67,147
Oceaneering International, Inc. (a)	870	18,514
Oil States International, Inc. (a)	1,158	7,863
Patterson-UTI Energy, Inc.	3,053	32,973
ProPetro Holding Corp. (a)	3,076	25,777
RPC, Inc.	2,742	19,962
Schlumberger NV	6,969	362,667
U.S. Silica Holdings, Inc. (a)	1,204	13,617
Valaris Ltd. (a)	297	20,365
		1,238,798
ENTERTAINMENT — 0.7%
Cinemark Holdings, Inc. (a)	925	13,033
Electronic Arts, Inc.	927	126,823
Live Nation Entertainment, Inc. (a)	1,211	113,350
Marcus Corp. (c)	802	11,693
Netflix, Inc. (a)	1,172	570,623
Take-Two Interactive Software, Inc. (a)	609	98,019
TKO Group Holdings, Inc.	229	18,682
Walt Disney Co.	8,860	799,969
Warner Bros Discovery, Inc. (a)	20,827	237,011
		1,989,203
FINANCIAL SERVICES — 3.8%
Berkshire Hathaway, Inc. Class B (a)	19,816	7,067,575
Essent Group Ltd.	1,951	102,896
Euronet Worldwide, Inc. (a)	291	29,534
EVERTEC, Inc.	381	15,598
Fidelity National Information Services, Inc.	7,489	449,864
Fiserv, Inc. (a)	3,035	403,169
FleetCor Technologies, Inc. (a)	361	102,022
Global Payments, Inc.	2,216	281,432
Jack Henry & Associates, Inc.	251	41,016
Mastercard, Inc. Class A	904	385,565
MGIC Investment Corp.	5,112	98,611
Mr Cooper Group, Inc. (a)	1,953	127,179
NCR Atleos Corp. (a)	1,203	29,221
NMI Holdings, Inc. Class A (a)	1,036	30,748
Payoneer Global, Inc. (a)	734	3,824
PayPal Holdings, Inc. (a)	5,387	330,816
Radian Group, Inc.	4,517	128,960
Visa, Inc. Class A	4,010	1,044,004
Voya Financial, Inc.	1,888	137,749
Walker & Dunlop, Inc.	536	59,501
Western Union Co.	10,727	127,866
WEX, Inc. (a)	177	34,435
		11,031,585
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	6,742	486,907

See accompanying notes to financial statements.
105

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
B&G Foods, Inc.	1,882	$ 19,761
Bunge Global SA	4,254	429,441
Calavo Growers, Inc.	364	10,705
Cal-Maine Foods, Inc.	669	38,394
Campbell Soup Co.	2,484	107,383
Conagra Brands, Inc.	4,497	128,884
Darling Ingredients, Inc. (a)	1,339	66,736
Flowers Foods, Inc.	1,623	36,534
Fresh Del Monte Produce, Inc.	1,152	30,240
General Mills, Inc.	3,459	225,319
Hain Celestial Group, Inc. (a)	730	7,994
Hershey Co.	694	129,389
Hormel Foods Corp.	5,053	162,252
Ingredion, Inc.	611	66,312
J & J Snack Foods Corp.	101	16,881
J M Smucker Co.	930	117,533
John B Sanfilippo & Son, Inc.	75	7,728
Kellanova	2,911	162,754
Kraft Heinz Co.	23,268	860,451
Lamb Weston Holdings, Inc.	355	38,372
Lancaster Colony Corp.	105	17,471
McCormick & Co., Inc.	1,149	78,615
Mondelez International, Inc. Class A	6,783	491,293
Pilgrim's Pride Corp. (a)	1,168	32,307
Post Holdings, Inc. (a)	972	85,594
Simply Good Foods Co. (a)	525	20,790
Tootsie Roll Industries, Inc.	435	14,459
TreeHouse Foods, Inc. (a)	539	22,342
Tyson Foods, Inc. Class A	8,401	451,554
WK Kellogg Co.	687	9,027
		4,373,422
GAS UTILITIES — 0.1%
Atmos Energy Corp.	877	101,644
Chesapeake Utilities Corp.	149	15,739
National Fuel Gas Co.	947	47,511
New Jersey Resources Corp.	579	25,812
Northwest Natural Holding Co.	514	20,015
ONE Gas, Inc.	574	36,575
Southwest Gas Holdings, Inc.	789	49,983
Spire, Inc.	559	34,848
UGI Corp.	3,651	89,815
		421,942
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	470	56,499
Avis Budget Group, Inc.	573	101,570
CSX Corp.	9,870	342,193
Heartland Express, Inc.	797	11,365
Hertz Global Holdings, Inc. (a)	3,901	40,531
JB Hunt Transport Services, Inc.	704	140,617
Knight-Swift Transportation Holdings, Inc.	1,701	98,063
Landstar System, Inc.	212	41,054
Marten Transport Ltd.	726	15,231
Norfolk Southern Corp.	1,380	326,204
Security Description	Shares	Value
Old Dominion Freight Line, Inc.	220	$ 89,173
RXO, Inc. (a)	1,096	25,493
Ryder System, Inc.	1,321	151,994
Saia, Inc. (a)	130	56,969
Union Pacific Corp.	3,052	749,632
Werner Enterprises, Inc.	726	30,761
XPO, Inc. (a)	3,424	299,908
		2,577,257
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	8,473	932,623
Align Technology, Inc. (a)	265	72,610
Artivion, Inc. (a)	8	143
Avanos Medical, Inc. (a)	415	9,308
Baxter International, Inc.	4,253	164,421
Becton Dickinson & Co.	1,384	337,461
Boston Scientific Corp. (a)	5,331	308,185
CONMED Corp.	44	4,818
Cooper Cos., Inc.	180	68,119
DENTSPLY SIRONA, Inc.	1,330	47,335
Dexcom, Inc. (a)	408	50,629
Edwards Lifesciences Corp. (a)	1,664	126,880
Embecta Corp.	232	4,392
Enovis Corp. (a)	840	47,057
Envista Holdings Corp. (a)	970	23,338
GE HealthCare Technologies, Inc.	3,710	286,857
Glaukos Corp. (a)	167	13,275
Globus Medical, Inc. Class A (a)	584	31,121
Haemonetics Corp. (a)	211	18,043
Hologic, Inc. (a)	1,588	113,463
ICU Medical, Inc. (a)	149	14,861
IDEXX Laboratories, Inc. (a)	104	57,725
Inari Medical, Inc. (a)	46	2,986
Insulet Corp. (a)	66	14,321
Integer Holdings Corp. (a)	285	28,238
Integra LifeSciences Holdings Corp. (a)	400	17,420
Intuitive Surgical, Inc. (a)	890	300,250
Lantheus Holdings, Inc. (a)	115	7,130
LivaNova PLC (a)	210	10,865
Masimo Corp. (a)	168	19,691
Medtronic PLC	11,400	939,132
Merit Medical Systems, Inc. (a)	212	16,104
Neogen Corp. (a)	875	17,596
Omnicell, Inc. (a)	157	5,908
OraSure Technologies, Inc. (a)	620	5,084
Penumbra, Inc. (a)	44	11,068
QuidelOrtho Corp. (a)	612	45,104
ResMed, Inc.	190	32,684
Shockwave Medical, Inc. (a)	34	6,479
STAAR Surgical Co. (a)	107	3,339
STERIS PLC	287	63,097
Stryker Corp.	839	251,247
Tandem Diabetes Care, Inc. (a)	108	3,195
Teleflex, Inc.	172	42,887
Varex Imaging Corp. (a)	217	4,449

See accompanying notes to financial statements.
106

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	977	$ 118,901
		4,699,839
HEALTH CARE PROVIDERS & SERVICES — 5.3%
Acadia Healthcare Co., Inc. (a)	535	41,602
AdaptHealth Corp. (a)	2,204	16,067
Addus HomeCare Corp. (a)	69	6,407
Agiliti, Inc. (a)	952	7,540
Amedisys, Inc. (a)	318	30,229
AMN Healthcare Services, Inc. (a)	376	28,155
Apollo Medical Holdings, Inc. (a)	256	9,805
Cardinal Health, Inc.	7,220	727,776
Cencora, Inc.	4,863	998,763
Centene Corp. (a)	15,647	1,161,164
Chemed Corp.	37	21,636
Cigna Group	5,200	1,557,140
CorVel Corp. (a)	51	12,608
Cross Country Healthcare, Inc. (a)	535	12,112
CVS Health Corp.	37,582	2,967,475
DaVita, Inc. (a)	1,576	165,102
Elevance Health, Inc.	2,255	1,063,368
Encompass Health Corp.	983	65,586
Enhabit, Inc. (a)	391	4,047
Ensign Group, Inc.	214	24,013
Fulgent Genetics, Inc. (a)	572	16,536
HCA Healthcare, Inc.	1,931	522,683
HealthEquity, Inc. (a)	338	22,409
Henry Schein, Inc. (a)	1,208	91,458
Humana, Inc.	1,059	484,821
Laboratory Corp. of America Holdings	843	191,605
McKesson Corp.	3,896	1,803,770
ModivCare, Inc. (a)	150	6,598
Molina Healthcare, Inc. (a)	550	198,720
NeoGenomics, Inc. (a)	836	13,526
OmniAb, Inc. (a) (f)	38	—
Option Care Health, Inc. (a)	1,051	35,408
Owens & Minor, Inc. (a)	2,190	42,201
Patterson Cos., Inc.	1,408	40,058
Pediatrix Medical Group, Inc. (a)	1,396	12,983
Progyny, Inc. (a)	201	7,473
Quest Diagnostics, Inc.	1,051	144,912
R1 RCM, Inc. (a)	1,336	14,122
RadNet, Inc. (a)	447	15,542
Select Medical Holdings Corp.	1,815	42,652
Tenet Healthcare Corp. (a)	2,954	223,234
U.S. Physical Therapy, Inc.	106	9,873
UnitedHealth Group, Inc.	4,618	2,431,238
Universal Health Services, Inc. Class B	1,115	169,971
Worthington Enterprises, Inc.	906	52,140
		15,514,528
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc.	1,075	24,059
Community Healthcare Trust, Inc. REIT	250	6,660
Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	2,227	$ 38,371
Healthpeak Properties, Inc. REIT	5,143	101,831
LTC Properties, Inc. REIT	426	13,683
Medical Properties Trust, Inc. REIT (c)	17,214	84,521
Omega Healthcare Investors, Inc. REIT	4,321	132,482
Physicians Realty Trust REIT	2,580	34,340
Sabra Health Care REIT, Inc.	6,648	94,867
Universal Health Realty Income Trust REIT	8	346
Ventas, Inc. REIT	3,385	168,708
Welltower, Inc. REIT	3,292	296,840
		996,708
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	384	6,754
Veradigm, Inc. (a)	1,783	18,704
		25,458
HOTEL & RESORT REITs — 0.1%
Chatham Lodging Trust REIT	940	10,077
DiamondRock Hospitality Co. REIT	2,072	19,456
Host Hotels & Resorts, Inc. REIT	4,344	84,578
Park Hotels & Resorts, Inc. REIT	3,961	60,603
Pebblebrook Hotel Trust REIT	2,300	36,754
Service Properties Trust REIT	2,887	24,655
Summit Hotel Properties, Inc. REIT	1,504	10,107
Sunstone Hotel Investors, Inc. REIT	1,985	21,299
Xenia Hotels & Resorts, Inc. REIT	1,141	15,540
		283,069
HOTELS, RESTAURANTS & LEISURE — 1.2%
Aramark	2,197	61,736
BJ's Restaurants, Inc. (a)	159	5,726
Bloomin' Brands, Inc.	934	26,292
Booking Holdings, Inc. (a)	95	336,986
Boyd Gaming Corp.	619	38,756
Brinker International, Inc. (a)	680	29,362
Caesars Entertainment, Inc. (a)	1,261	59,116
Carnival Corp. (a)	17,865	331,217
Cheesecake Factory, Inc. (c)	425	14,879
Chipotle Mexican Grill, Inc. (a)	68	155,513
Choice Hotels International, Inc.	113	12,803
Churchill Downs, Inc.	148	19,970
Chuy's Holdings, Inc. (a)	51	1,950
Cracker Barrel Old Country Store, Inc. (c)	239	18,422
Darden Restaurants, Inc.	716	117,639
Dave & Buster's Entertainment, Inc. (a)	214	11,524
Dine Brands Global, Inc.	194	9,632
Domino's Pizza, Inc.	140	57,712
Expedia Group, Inc. (a)	817	124,012
Golden Entertainment, Inc.	291	11,620
Hilton Grand Vacations, Inc. (a)	746	29,974
Hilton Worldwide Holdings, Inc.	296	53,899

See accompanying notes to financial statements.
107

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Jack in the Box, Inc.	166	$ 13,551
Las Vegas Sands Corp.	2,202	108,360
Light & Wonder, Inc. (a)	1,148	94,262
Marriott International, Inc. Class A	655	147,709
Marriott Vacations Worldwide Corp.	328	27,844
McDonald's Corp.	1,934	573,450
MGM Resorts International (a)	2,399	107,187
Monarch Casino & Resort, Inc.	206	14,245
Norwegian Cruise Line Holdings Ltd. (a)	2,536	50,821
Papa John's International, Inc.	158	12,044
Penn Entertainment, Inc. (a)	1,924	50,063
Royal Caribbean Cruises Ltd. (a)	1,146	148,396
Sabre Corp. (a)	3,922	17,257
Shake Shack, Inc. Class A (a)	134	9,932
Six Flags Entertainment Corp. (a)	405	10,157
Starbucks Corp.	3,030	290,910
Texas Roadhouse, Inc.	389	47,548
Travel & Leisure Co.	778	30,412
Wendy's Co.	1,338	26,064
Wingstop, Inc.	28	7,184
Wyndham Hotels & Resorts, Inc.	416	33,451
Wynn Resorts Ltd.	119	10,842
Yum! Brands, Inc.	735	96,035
		3,456,464
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	67	23,224
Century Communities, Inc.	874	79,656
DR Horton, Inc.	3,322	504,878
Ethan Allen Interiors, Inc.	427	13,630
Garmin Ltd.	1,292	166,074
Green Brick Partners, Inc. (a)	482	25,035
Helen of Troy Ltd. (a)	309	37,330
Installed Building Products, Inc.	160	29,251
iRobot Corp. (a)	206	7,972
KB Home	1,426	89,068
La-Z-Boy, Inc.	749	27,653
Leggett & Platt, Inc.	2,407	62,991
Lennar Corp. Class A	4,443	662,185
LGI Homes, Inc. (a)	240	31,958
M/I Homes, Inc. (a)	852	117,354
MDC Holdings, Inc.	1,665	91,991
Meritage Homes Corp.	648	112,882
Mohawk Industries, Inc. (a)	1,614	167,049
Newell Brands, Inc.	11,106	96,400
NVR, Inc. (a)	27	189,012
PulteGroup, Inc.	2,777	286,642
Sonos, Inc. (a)	669	11,467
Taylor Morrison Home Corp. (a)	3,111	165,972
Tempur Sealy International, Inc.	995	50,715
Toll Brothers, Inc.	1,959	201,366
TopBuild Corp. (a)	188	70,361
Tri Pointe Homes, Inc. (a)	2,887	102,200
Whirlpool Corp.	1,634	198,972
		3,623,288
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a)	208	$ 10,423
Central Garden & Pet Co. Class A (a)	654	28,802
Church & Dwight Co., Inc.	848	80,187
Clorox Co.	585	83,415
Colgate-Palmolive Co.	3,045	242,717
Energizer Holdings, Inc.	638	20,212
Kimberly-Clark Corp.	1,983	240,955
Procter & Gamble Co.	11,282	1,653,264
WD-40 Co.	47	11,236
		2,371,211
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	5,638	108,532
Ormat Technologies, Inc.	190	14,400
		122,932
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	6,907	755,073
General Electric Co.	6,504	830,106
Honeywell International, Inc.	3,238	679,041
		2,264,220
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	176	32,303
First Industrial Realty Trust, Inc. REIT	698	36,764
Innovative Industrial Properties, Inc. REIT	347	34,985
LXP Industrial Trust REIT	2,512	24,919
Prologis, Inc. REIT	3,385	451,220
Rexford Industrial Realty, Inc. REIT	681	38,204
		618,395
INSURANCE — 4.4%
Aflac, Inc.	9,448	779,460
Allstate Corp.	4,685	655,806
Ambac Financial Group, Inc. (a)	1,141	18,804
American Equity Investment Life Holding Co. (a)	1,804	100,663
American Financial Group, Inc.	1,915	227,674
American International Group, Inc.	20,563	1,393,143
AMERISAFE, Inc.	210	9,824
Aon PLC Class A	515	149,875
Arch Capital Group Ltd. (a)	3,597	267,149
Arthur J Gallagher & Co.	791	177,880
Assurant, Inc.	919	154,842
Assured Guaranty Ltd.	1,058	79,170
Brighthouse Financial, Inc. (a)	1,966	104,041
Brown & Brown, Inc.	1,173	83,412
Chubb Ltd.	4,445	1,004,570
Cincinnati Financial Corp.	1,478	152,914
CNO Financial Group, Inc.	3,520	98,208
Employers Holdings, Inc.	418	16,469
Everest Group Ltd.	533	188,458
First American Financial Corp.	2,963	190,936

See accompanying notes to financial statements.
108

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Genworth Financial, Inc. Class A (a)	13,211	$ 88,250
Globe Life, Inc.	859	104,558
Hanover Insurance Group, Inc.	598	72,609
Hartford Financial Services Group, Inc.	5,342	429,390
HCI Group, Inc.	55	4,807
Horace Mann Educators Corp.	715	23,381
Kemper Corp.	1,112	54,121
Kinsale Capital Group, Inc.	56	18,755
Lincoln National Corp.	4,930	132,962
Loews Corp.	5,395	375,438
Marsh & McLennan Cos., Inc.	1,772	335,741
Mercury General Corp.	944	35,221
MetLife, Inc.	18,211	1,204,294
Old Republic International Corp.	7,638	224,557
Palomar Holdings, Inc. (a)	106	5,883
Primerica, Inc.	217	44,650
Principal Financial Group, Inc.	6,424	505,376
ProAssurance Corp.	940	12,963
Progressive Corp.	3,486	555,250
Prudential Financial, Inc.	10,582	1,097,459
Reinsurance Group of America, Inc.	1,926	311,588
RenaissanceRe Holdings Ltd.	486	95,256
RLI Corp.	204	27,157
Safety Insurance Group, Inc.	207	15,730
Selective Insurance Group, Inc.	513	51,033
SiriusPoint Ltd. (a)	3,119	36,180
Stewart Information Services Corp.	794	46,648
Travelers Cos., Inc.	2,858	544,420
Trupanion, Inc. (a) (c)	137	4,180
United Fire Group, Inc.	685	13,782
Unum Group	5,383	243,419
W R Berkley Corp.	2,174	153,745
Willis Towers Watson PLC	902	217,562
		12,939,663
INTERACTIVE MEDIA & SERVICES — 4.3%
Alphabet, Inc. Class A (a)	28,903	4,037,460
Alphabet, Inc. Class C (a)	24,314	3,426,572
Cars.com, Inc. (a)	372	7,057
Match Group, Inc. (a)	1,307	47,706
Meta Platforms, Inc. Class A (a)	13,623	4,821,997
QuinStreet, Inc. (a)	729	9,346
Shutterstock, Inc.	144	6,952
TripAdvisor, Inc. (a)	916	19,721
Yelp, Inc. (a)	570	26,984
Ziff Davis, Inc. (a)	364	24,457
		12,428,252
IT SERVICES — 1.1%
Accenture PLC Class A	2,337	820,077
Akamai Technologies, Inc. (a)	942	111,486
Cognizant Technology Solutions Corp. Class A	4,304	325,081
DXC Technology Co. (a)	5,980	136,763
EPAM Systems, Inc. (a)	209	62,144
Security Description	Shares	Value
Gartner, Inc. (a)	205	$ 92,477
International Business Machines Corp.	8,754	1,431,717
Kyndryl Holdings, Inc. (a)	6,866	142,675
Perficient, Inc. (a)	150	9,873
VeriSign, Inc. (a)	237	48,812
		3,181,105
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	671	64,919
Hasbro, Inc.	1,606	82,002
Mattel, Inc. (a)	2,984	56,338
Polaris, Inc.	517	48,996
Sturm Ruger & Co., Inc.	201	9,136
Topgolf Callaway Brands Corp. (a)	1,795	25,740
Vista Outdoor, Inc. (a)	1,627	48,111
YETI Holdings, Inc. (a)	236	12,220
		347,462
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	721	100,241
Azenta, Inc. (a)	1,759	114,581
Bio-Rad Laboratories, Inc. Class A (a)	200	64,578
Bio-Techne Corp.	197	15,200
Bruker Corp.	254	18,664
Charles River Laboratories International, Inc. (a)	236	55,790
Danaher Corp.	2,401	555,447
Fortrea Holdings, Inc. (a)	843	29,421
Illumina, Inc. (a)	447	62,240
IQVIA Holdings, Inc. (a)	881	203,846
Medpace Holdings, Inc. (a)	120	36,784
Mettler-Toledo International, Inc. (a)	35	42,454
Repligen Corp. (a)	125	22,475
Revvity, Inc.	588	64,274
Sotera Health Co. (a) (c)	928	15,637
Thermo Fisher Scientific, Inc.	959	509,028
Waters Corp. (a)	159	52,348
West Pharmaceutical Services, Inc.	79	27,817
		1,990,825
MACHINERY — 1.7%
3D Systems Corp. (a)	229	1,454
AGCO Corp.	697	84,623
Alamo Group, Inc.	65	13,662
Albany International Corp. Class A	206	20,233
Astec Industries, Inc.	207	7,700
Barnes Group, Inc.	551	17,979
Caterpillar, Inc.	3,058	904,159
Chart Industries, Inc. (a) (c)	168	22,903
Crane Co.	470	55,526
Cummins, Inc.	1,202	287,963
Deere & Co.	1,324	529,428
Donaldson Co., Inc.	568	37,119
Dover Corp.	655	100,745
Enerpac Tool Group Corp.	146	4,539

See accompanying notes to financial statements.
109

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Enpro, Inc.	180	$ 28,213
Esab Corp.	378	32,742
ESCO Technologies, Inc.	127	14,863
Federal Signal Corp.	216	16,576
Flowserve Corp.	1,158	47,733
Fortive Corp.	1,684	123,993
Franklin Electric Co., Inc.	220	21,263
Graco, Inc.	434	37,654
Greenbrier Cos., Inc.	949	41,927
Hillenbrand, Inc.	783	37,467
IDEX Corp.	196	42,554
Illinois Tool Works, Inc.	1,019	266,917
Ingersoll Rand, Inc.	1,068	82,599
ITT, Inc.	394	47,012
John Bean Technologies Corp.	167	16,608
Kennametal, Inc.	1,051	27,105
Lincoln Electric Holdings, Inc.	245	53,278
Lindsay Corp.	6	775
Middleby Corp. (a)	338	49,743
Mueller Industries, Inc.	1,144	53,940
Nordson Corp.	211	55,738
Oshkosh Corp.	832	90,197
Otis Worldwide Corp.	1,091	97,612
PACCAR, Inc.	3,201	312,578
Parker-Hannifin Corp.	629	289,780
Pentair PLC	944	68,638
Proto Labs, Inc. (a)	238	9,272
Snap-on, Inc.	325	93,873
SPX Technologies, Inc. (a)	217	21,919
Standex International Corp.	53	8,394
Stanley Black & Decker, Inc.	2,729	267,715
Tennant Co.	189	17,518
Terex Corp.	628	36,085
Timken Co.	615	49,292
Titan International, Inc. (a)	1,762	26,219
Toro Co.	422	40,508
Trinity Industries, Inc.	1,481	39,380
Wabash National Corp.	513	13,143
Watts Water Technologies, Inc. Class A	137	28,543
Westinghouse Air Brake Technologies Corp.	1,070	135,783
Xylem, Inc.	619	70,789
		4,903,971
MARINE — 0.1%
Kirby Corp. (a)	513	40,260
Matson, Inc.	1,086	119,026
		159,286
MEDIA — 1.5%
AMC Networks, Inc. Class A (a)	1,142	21,458
Cable One, Inc.	53	29,499
Charter Communications, Inc. Class A (a)	2,946	1,145,051
Comcast Corp. Class A	50,509	2,214,820
EW Scripps Co. Class A (a)	1,870	14,941
Security Description	Shares	Value
Fox Corp. Class A	4,490	$ 133,218
Fox Corp. Class B	2,398	66,305
Interpublic Group of Cos., Inc.	3,279	107,027
John Wiley & Sons, Inc. Class A	610	19,361
New York Times Co. Class A	589	28,855
News Corp. Class A	4,898	120,246
News Corp. Class B	1,406	36,162
Nexstar Media Group, Inc.	405	63,484
Omnicom Group, Inc.	1,696	146,721
Paramount Global Class B	14,511	214,618
Scholastic Corp.	430	16,211
TechTarget, Inc. (a)	139	4,846
TEGNA, Inc.	3,880	59,364
Thryv Holdings, Inc. (a)	911	18,539
		4,460,726
METALS & MINING — 1.0%
Alcoa Corp.	1,874	63,716
ATI, Inc. (a)	610	27,737
Carpenter Technology Corp.	410	29,028
Century Aluminum Co. (a)	1,491	18,101
Cleveland-Cliffs, Inc. (a)	14,819	302,604
Commercial Metals Co.	1,446	72,358
Compass Minerals International, Inc.	419	10,609
Freeport-McMoRan, Inc.	8,627	367,251
Haynes International, Inc.	209	11,924
Kaiser Aluminum Corp.	207	14,736
Materion Corp.	108	14,054
MP Materials Corp. (a) (c)	1,027	20,386
Newmont Corp.	11,150	461,499
Nucor Corp.	3,118	542,657
Olympic Steel, Inc.	419	27,947
Reliance Steel & Aluminum Co.	552	154,383
Royal Gold, Inc.	305	36,893
Steel Dynamics, Inc.	1,953	230,649
SunCoke Energy, Inc.	2,418	25,969
TimkenSteel Corp. (a)	1,249	29,289
U.S. Steel Corp.	6,516	317,003
Warrior Met Coal, Inc.	1,481	90,297
Worthington Steel, Inc. (a)	891	25,037
		2,894,127
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Annaly Capital Management, Inc. REIT	14,494	280,749
Apollo Commercial Real Estate Finance, Inc. REIT	4,131	48,498
ARMOUR Residential REIT, Inc.	1,129	21,812
Ellington Financial, Inc. REIT	1,389	17,654
Franklin BSP Realty Trust, Inc. REIT	982	13,267
KKR Real Estate Finance Trust, Inc. REIT	1,331	17,609
New York Mortgage Trust, Inc. REIT	2,785	23,756

See accompanying notes to financial statements.
110

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	2,768	$ 41,382
Ready Capital Corp. REIT	4,696	48,134
Redwood Trust, Inc. REIT	3,587	26,580
Two Harbors Investment Corp. REIT	2,925	40,745
Starwood Property Trust, Inc. REIT (c)	8,896	186,994
		767,180
MULTI-UTILITIES — 0.9%
Ameren Corp.	2,255	163,127
Avista Corp.	788	28,163
Black Hills Corp.	800	43,160
CenterPoint Energy, Inc.	5,304	151,536
CMS Energy Corp.	1,760	102,203
Consolidated Edison, Inc.	3,334	303,294
Dominion Energy, Inc.	8,063	378,961
DTE Energy Co.	2,589	285,463
NiSource, Inc.	3,839	101,926
Northwestern Energy Group, Inc.	744	37,862
Public Service Enterprise Group, Inc.	4,208	257,319
Sempra	5,440	406,531
Unitil Corp.	253	13,300
WEC Energy Group, Inc.	2,670	224,734
		2,497,579
OFFICE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	1,323	167,717
Boston Properties, Inc. REIT	1,767	123,990
Brandywine Realty Trust REIT	5,566	30,056
COPT Defense Properties REIT	1,144	29,321
Cousins Properties, Inc. REIT	2,651	64,552
Douglas Emmett, Inc. REIT (c)	5,056	73,312
Easterly Government Properties, Inc. REIT	1,589	21,356
Highwoods Properties, Inc. REIT	3,031	69,592
Hudson Pacific Properties, Inc. REIT	3,767	35,071
JBG SMITH Properties REIT	2,852	48,512
Kilroy Realty Corp. REIT	3,035	120,914
SL Green Realty Corp. REIT	1,846	83,384
Vornado Realty Trust REIT	4,679	132,182
		999,959
OIL, GAS & CONSUMABLE FUELS — 7.0%
Antero Midstream Corp.	9,541	119,549
Antero Resources Corp. (a)	3,413	77,407
APA Corp.	5,608	201,215
Callon Petroleum Co. (a)	1,697	54,983
Chevron Corp.	19,093	2,847,912
Chord Energy Corp.	725	120,517
Civitas Resources, Inc.	2,492	170,403
CNX Resources Corp. (a)	3,072	61,440
Comstock Resources, Inc. (c)	2,643	23,391
ConocoPhillips	12,914	1,498,928
Security Description	Shares	Value
CONSOL Energy, Inc.	361	$ 36,291
Coterra Energy, Inc.	13,393	341,789
CVR Energy, Inc.	846	25,634
Devon Energy Corp.	6,162	279,139
Diamondback Energy, Inc.	2,260	350,481
Dorian LPG Ltd.	929	40,755
DT Midstream, Inc.	1,203	65,924
EOG Resources, Inc.	5,622	679,981
EQT Corp.	5,172	199,949
Equitrans Midstream Corp.	12,999	132,330
Exxon Mobil Corp.	43,565	4,355,629
Green Plains, Inc. (a)	590	14,880
Hess Corp.	1,063	153,242
HF Sinclair Corp.	4,673	259,679
Kinder Morgan, Inc.	34,278	604,664
Marathon Oil Corp.	10,707	258,681
Marathon Petroleum Corp.	11,121	1,649,912
Matador Resources Co.	1,393	79,206
Murphy Oil Corp.	2,559	109,167
Northern Oil & Gas, Inc.	1,133	42,000
Occidental Petroleum Corp.	8,308	496,071
ONEOK, Inc.	5,592	392,670
Par Pacific Holdings, Inc. (a)	1,566	56,955
PBF Energy, Inc. Class A	3,212	141,199
Phillips 66	12,887	1,715,775
Pioneer Natural Resources Co.	4,146	932,352
Range Resources Corp.	2,035	61,945
REX American Resources Corp. (a)	257	12,156
SM Energy Co.	3,519	136,256
Southwestern Energy Co. (a)	31,722	207,779
Talos Energy, Inc. (a)	3,320	47,244
Targa Resources Corp.	1,921	166,877
Valero Energy Corp.	6,048	786,240
Vital Energy, Inc. (a)	789	35,892
Williams Cos., Inc.	11,738	408,834
World Kinect Corp.	2,064	47,018
		20,500,341
PERSONAL PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	330	18,292
Coty, Inc. Class A (a)	4,526	56,213
Edgewell Personal Care Co.	492	18,022
elf Beauty, Inc. (a)	48	6,928
Estee Lauder Cos., Inc. Class A	836	122,265
Inter Parfums, Inc.	75	10,801
Kenvue, Inc.	7,226	155,576
Medifast, Inc.	215	14,452
Nu Skin Enterprises, Inc. Class A	763	14,817
USANA Health Sciences, Inc. (a)	208	11,149
		428,515
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	432	15,604
Louisiana-Pacific Corp.	1,865	132,098
Mercer International, Inc.	1,571	14,893

See accompanying notes to financial statements.
111

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Sylvamo Corp.	1,037	$ 50,927
		213,522
PHARMACEUTICALS — 2.5%
Amphastar Pharmaceuticals, Inc. (a)	222	13,731
Bristol-Myers Squibb Co.	12,482	640,451
Catalent, Inc. (a)	896	40,257
Collegium Pharmaceutical, Inc. (a)	435	13,389
Corcept Therapeutics, Inc. (a)	432	14,031
Eli Lilly & Co.	1,557	907,607
Harmony Biosciences Holdings, Inc. (a)	247	7,978
Innoviva, Inc. (a)	2,037	32,674
Jazz Pharmaceuticals PLC (a)	392	48,216
Johnson & Johnson	12,004	1,881,507
Ligand Pharmaceuticals, Inc. (a)	51	3,642
Merck & Co., Inc.	12,300	1,340,946
Organon & Co.	4,424	63,794
Pacira BioSciences, Inc. (a)	206	6,950
Perrigo Co. PLC	1,659	53,387
Pfizer, Inc.	54,223	1,561,080
Phibro Animal Health Corp. Class A	610	7,064
Prestige Consumer Healthcare, Inc. (a)	432	26,447
Supernus Pharmaceuticals, Inc. (a)	426	12,329
Viatris, Inc.	34,853	377,458
Zoetis, Inc.	504	99,475
		7,152,413
PROFESSIONAL SERVICES — 0.6%
ASGN, Inc. (a)	439	42,219
Automatic Data Processing, Inc.	1,090	253,937
Broadridge Financial Solutions, Inc.	418	86,003
CACI International, Inc. Class A (a)	213	68,982
Concentrix Corp.	398	39,088
CSG Systems International, Inc.	213	11,334
Equifax, Inc.	291	71,961
ExlService Holdings, Inc. (a)	593	18,294
Exponent, Inc.	32	2,817
Forrester Research, Inc. (a)	8	214
FTI Consulting, Inc. (a)	166	33,059
Genpact Ltd.	1,084	37,626
Heidrick & Struggles International, Inc.	213	6,290
Insperity, Inc.	210	24,616
Jacobs Solutions, Inc.	792	102,802
KBR, Inc.	664	36,792
Kelly Services, Inc. Class A	1,148	24,820
Korn Ferry	612	36,322
Leidos Holdings, Inc.	1,331	144,067
ManpowerGroup, Inc.	1,446	114,914
Maximus, Inc.	542	45,452
NV5 Global, Inc. (a)	107	11,890
Paychex, Inc.	1,209	144,004
Paylocity Holding Corp. (a)	54	8,902
Resources Connection, Inc.	435	6,164
Security Description	Shares	Value
Robert Half, Inc.	909	$ 79,919
Science Applications International Corp.	518	64,398
TrueBlue, Inc. (a)	538	8,253
TTEC Holdings, Inc.	653	14,151
Verisk Analytics, Inc.	283	67,597
Verra Mobility Corp. (a)	527	12,137
		1,619,024
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Anywhere Real Estate, Inc. (a)	3,432	27,833
CBRE Group, Inc. Class A (a)	2,964	275,919
CoStar Group, Inc. (a)	1,012	88,439
Cushman & Wakefield PLC (a)	4,677	50,512
Jones Lang LaSalle, Inc. (a)	1,374	259,507
Kennedy-Wilson Holdings, Inc.	1,446	17,901
Marcus & Millichap, Inc.	421	18,389
St. Joe Co.	220	13,240
		751,740
RESIDENTIAL REITs — 0.3%
Apartment Income REIT Corp.	1,408	48,900
AvalonBay Communities, Inc. REIT	1,235	231,217
Camden Property Trust REIT	656	65,134
Centerspace REIT	206	11,989
Elme Communities REIT	1,147	16,746
Equity Residential REIT	2,879	176,080
Essex Property Trust, Inc. REIT	545	135,127
Independence Realty Trust, Inc. REIT	1,380	21,114
Invitation Homes, Inc. REIT	3,413	116,417
Mid-America Apartment Communities, Inc. REIT	564	75,836
NexPoint Residential Trust, Inc. REIT	110	3,787
UDR, Inc. REIT	1,508	57,741
Veris Residential, Inc. REIT	1,145	18,011
		978,099
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	1,189	20,201
Agree Realty Corp. REIT	534	33,615
Brixmor Property Group, Inc. REIT	2,533	58,943
Federal Realty Investment Trust REIT	409	42,147
Getty Realty Corp. REIT	612	17,883
Kimco Realty Corp. REIT	5,226	111,366
Kite Realty Group Trust REIT	1,050	24,003
Macerich Co. REIT	4,040	62,337
NNN REIT, Inc.	1,736	74,822
Realty Income Corp. REIT	4,367	250,753
Regency Centers Corp. REIT	1,576	105,592
Retail Opportunity Investments Corp. REIT	773	10,845
RPT Realty REIT	939	12,047
Saul Centers, Inc. REIT	374	14,687
Simon Property Group, Inc. REIT	1,159	165,320
SITE Centers Corp. REIT	1,869	25,475

See accompanying notes to financial statements.
112

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Spirit Realty Capital, Inc. REIT	1,322	$ 57,758
Tanger, Inc. REIT	618	17,131
Urban Edge Properties REIT	1,152	21,082
Whitestone REIT	504	6,194
		1,132,201
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a)	4,328	637,990
Allegro MicroSystems, Inc. (a)	317	9,596
Alpha & Omega Semiconductor Ltd. (a)	653	17,017
Amkor Technology, Inc.	3,021	100,509
Analog Devices, Inc.	1,809	359,195
Applied Materials, Inc.	3,024	490,100
Axcelis Technologies, Inc. (a)	124	16,081
Broadcom, Inc.	1,632	1,821,720
CEVA, Inc. (a)	209	4,746
Cirrus Logic, Inc. (a)	256	21,297
Cohu, Inc. (a)	163	5,769
Diodes, Inc. (a)	220	17,714
Enphase Energy, Inc. (a)	170	22,464
First Solar, Inc. (a)	252	43,414
FormFactor, Inc. (a)	413	17,226
Ichor Holdings Ltd. (a)	174	5,852
Intel Corp.	74,901	3,763,775
KLA Corp.	500	290,650
Kulicke & Soffa Industries, Inc.	484	26,484
Lam Research Corp.	497	389,280
Lattice Semiconductor Corp. (a)	234	16,144
MACOM Technology Solutions Holdings, Inc. (a)	235	21,843
MaxLinear, Inc. (a)	425	10,102
Microchip Technology, Inc.	1,959	176,663
Micron Technology, Inc.	10,591	903,836
MKS Instruments, Inc.	632	65,014
Monolithic Power Systems, Inc.	43	27,123
NVIDIA Corp.	2,691	1,332,637
NXP Semiconductors NV	1,223	280,899
ON Semiconductor Corp. (a)	1,579	131,894
Onto Innovation, Inc. (a)	202	30,886
Photronics, Inc. (a)	786	24,657
Power Integrations, Inc.	136	11,167
Qorvo, Inc. (a)	788	88,737
QUALCOMM, Inc.	5,564	804,721
Rambus, Inc. (a)	268	18,291
Semtech Corp. (a)	649	14,220
Silicon Laboratories, Inc. (a)	191	25,264
SiTime Corp. (a)	37	4,517
Skyworks Solutions, Inc.	967	108,710
SMART Global Holdings, Inc. (a)	880	16,658
SolarEdge Technologies, Inc. (a) (c)	70	6,552
Synaptics, Inc. (a)	260	29,661
Teradyne, Inc.	431	46,772
Texas Instruments, Inc.	3,371	574,621
Ultra Clean Holdings, Inc. (a)	514	17,548
Security Description	Shares	Value
Universal Display Corp.	73	$ 13,962
Veeco Instruments, Inc. (a)	559	17,346
Wolfspeed, Inc. (a) (c)	203	8,832
		12,890,156
SOFTWARE — 3.3%
ACI Worldwide, Inc. (a)	729	22,307
Adeia, Inc.	3,027	37,505
Adobe, Inc. (a)	1,233	735,608
Agilysys, Inc. (a)	27	2,290
Alarm.com Holdings, Inc. (a)	169	10,921
ANSYS, Inc. (a)	211	76,568
Aspen Technology, Inc. (a)	176	38,746
Autodesk, Inc. (a)	533	129,775
Blackbaud, Inc. (a)	109	9,450
Cadence Design Systems, Inc. (a)	526	143,267
Cerence, Inc. (a)	385	7,569
Ceridian HCM Holding, Inc. (a)	375	25,170
CommVault Systems, Inc. (a)	210	16,768
Consensus Cloud Solutions, Inc. (a)	512	13,420
Digital Turbine, Inc. (a)	558	3,828
DoubleVerify Holdings, Inc. (a)	363	13,351
Dynatrace, Inc. (a)	535	29,259
Envestnet, Inc. (a)	212	10,498
Fair Isaac Corp. (a)	51	59,364
Fortinet, Inc. (a)	1,241	72,636
Gen Digital, Inc.	4,795	109,422
InterDigital, Inc.	218	23,662
Intuit, Inc.	308	192,509
LiveRamp Holdings, Inc. (a)	425	16,099
Manhattan Associates, Inc. (a)	59	12,704
Microsoft Corp.	13,696	5,150,244
N-able, Inc. (a)	399	5,287
NCR Voyix Corp. (a)	2,400	40,584
OneSpan, Inc. (a)	53	568
Oracle Corp.	9,502	1,001,796
Paycom Software, Inc.	70	14,470
Progress Software Corp.	206	11,186
PTC, Inc. (a)	290	50,738
Qualys, Inc. (a)	140	27,479
Roper Technologies, Inc.	394	214,797
Salesforce, Inc. (a)	3,520	926,253
ServiceNow, Inc. (a)	221	156,134
SPS Commerce, Inc. (a)	61	11,824
Synopsys, Inc. (a)	381	196,181
Teradata Corp. (a)	613	26,672
Tyler Technologies, Inc. (a)	112	46,829
Xperi, Inc. (a)	388	4,276
		9,698,014
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	1,230	265,532
Crown Castle, Inc. REIT	2,129	245,240
CubeSmart REIT	1,075	49,826
Digital Realty Trust, Inc. REIT	1,803	242,648
EPR Properties REIT	747	36,192

See accompanying notes to financial statements.
113

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Equinix, Inc. REIT	236	$ 190,072
Extra Space Storage, Inc. REIT	1,008	161,613
Four Corners Property Trust, Inc. REIT	746	18,874
Iron Mountain, Inc. REIT	1,841	128,833
Lamar Advertising Co. Class A REIT	539	57,285
National Storage Affiliates Trust REIT	725	30,066
Outfront Media, Inc. REIT	1,238	17,282
PotlatchDeltic Corp. REIT	982	48,216
Public Storage REIT	740	225,700
Rayonier, Inc. REIT	661	22,084
Safehold, Inc. REIT (c)	409	9,571
SBA Communications Corp. REIT	109	27,652
Uniti Group, Inc. REIT	5,037	29,114
VICI Properties, Inc. REIT	6,284	200,334
Weyerhaeuser Co. REIT	9,048	314,599
		2,320,733
SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. Class A (a)	860	75,869
Academy Sports & Outdoors, Inc.	842	55,572
Advance Auto Parts, Inc.	731	44,613
American Eagle Outfitters, Inc.	3,044	64,411
America's Car-Mart, Inc. (a)	178	13,487
Asbury Automotive Group, Inc. (a)	594	133,632
AutoNation, Inc. (a)	777	116,690
AutoZone, Inc. (a)	84	217,191
Bath & Body Works, Inc.	2,479	106,994
Best Buy Co., Inc.	5,654	442,595
Boot Barn Holdings, Inc. (a)	166	12,742
Buckle, Inc.	884	42,008
Caleres, Inc.	1,207	37,091
CarMax, Inc. (a)	2,751	211,112
Chico's FAS, Inc. (a)	2,180	16,524
Designer Brands, Inc. Class A	1,680	14,868
Dick's Sporting Goods, Inc.	1,132	166,348
Five Below, Inc. (a)	150	31,974
Foot Locker, Inc.	2,289	71,302
GameStop Corp. Class A (a)	712	12,481
Gap, Inc.	6,644	138,926
Group 1 Automotive, Inc.	413	125,858
Guess?, Inc.	789	18,194
Haverty Furniture Cos., Inc.	216	7,668
Hibbett, Inc.	220	15,844
Home Depot, Inc.	4,893	1,695,669
Leslie's, Inc. (a) (c)	722	4,989
Lithia Motors, Inc.	812	267,375
Lowe's Cos., Inc.	3,483	775,142
MarineMax, Inc. (a)	416	16,182
Monro, Inc.	210	6,161
Murphy USA, Inc.	350	124,796
National Vision Holdings, Inc. (a)	966	20,218
ODP Corp. (a)	979	55,118
O'Reilly Automotive, Inc. (a)	218	207,118
Security Description	Shares	Value
Restoration Hardware, Inc. (a)	157	$ 45,762
Ross Stores, Inc.	1,255	173,680
Sally Beauty Holdings, Inc. (a)	1,865	24,767
Shoe Carnival, Inc.	336	10,151
Signet Jewelers Ltd.	1,302	139,653
Sonic Automotive, Inc. Class A	487	27,374
TJX Cos., Inc.	4,202	394,190
Tractor Supply Co.	398	85,582
Ulta Beauty, Inc. (a)	185	90,648
Upbound Group, Inc.	1,331	45,214
Urban Outfitters, Inc. (a)	1,657	59,138
Valvoline, Inc. (a)	827	31,079
Victoria's Secret & Co. (a)	1,366	36,254
Williams-Sonoma, Inc.	832	167,881
		6,698,135
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	30,037	5,783,024
Corsair Gaming, Inc. (a)	672	9,475
Hewlett Packard Enterprise Co.	37,851	642,710
HP, Inc.	25,297	761,187
NetApp, Inc.	1,819	160,363
Seagate Technology Holdings PLC	2,405	205,315
Super Micro Computer, Inc. (a)	390	110,861
Western Digital Corp. (a)	5,822	304,898
Xerox Holdings Corp.	3,612	66,208
		8,044,041
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	1,264	63,503
Carter's, Inc.	412	30,855
Columbia Sportswear Co.	376	29,907
Crocs, Inc. (a)	303	28,303
Deckers Outdoor Corp. (a)	106	70,854
G-III Apparel Group Ltd. (a)	1,191	40,470
Hanesbrands, Inc. (a)	10,038	44,770
Kontoor Brands, Inc.	529	33,020
Movado Group, Inc.	530	15,980
NIKE, Inc. Class B	3,275	355,567
Oxford Industries, Inc.	208	20,800
PVH Corp.	1,103	134,698
Ralph Lauren Corp.	512	73,830
Skechers USA, Inc. Class A (a)	1,266	78,923
Steven Madden Ltd.	602	25,284
Tapestry, Inc.	1,993	73,362
Under Armour, Inc. Class A (a)	2,719	23,900
Under Armour, Inc. Class C (a)	2,718	22,695
VF Corp.	9,488	178,374
Wolverine World Wide, Inc.	649	5,770
		1,350,865
TOBACCO — 0.6%
Altria Group, Inc.	19,372	781,467
Philip Morris International, Inc.	9,477	891,596
Universal Corp.	789	53,115

See accompanying notes to financial statements.
114

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Vector Group Ltd.	2,301	$ 25,955
		1,752,133
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	184	31,775
Boise Cascade Co.	1,162	150,316
DXP Enterprises, Inc. (a)	419	14,120
Fastenal Co.	2,032	131,613
GATX Corp.	308	37,028
GMS, Inc. (a)	603	49,705
MSC Industrial Direct Co., Inc. Class A	620	62,781
NOW, Inc. (a)	2,040	23,093
United Rentals, Inc.	581	333,157
Watsco, Inc.	211	90,407
WW Grainger, Inc.	163	135,077
		1,059,072
WATER UTILITIES — 0.1%
American States Water Co.	206	16,567
American Water Works Co., Inc.	705	93,053
California Water Service Group	344	17,843
Essential Utilities, Inc.	1,427	53,298
Middlesex Water Co.	56	3,675
SJW Group	168	10,979
		195,415
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	389	3,940
Telephone & Data Systems, Inc.	3,268	59,968
T-Mobile U.S., Inc.	6,400	1,026,112
		1,090,020
TOTAL COMMON STOCKS (Cost $274,965,175)		290,472,202
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	651
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	516,923	$ 517,130
State Street Navigator Securities Lending Portfolio II (d) (i)	616,114	616,114
TOTAL SHORT-TERM INVESTMENTS (Cost $1,133,255)		1,133,244
TOTAL INVESTMENTS — 100.2% (Cost $276,098,430)		291,606,097
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(646,507)
NET ASSETS — 100.0%		$ 290,959,590
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$290,472,202	$—	$ 0(a)	$290,472,202
Warrants	651	—	—	651
Short-Term Investments	1,133,244	—	—	1,133,244
TOTAL INVESTMENTS	$291,606,097	$—	$ 0	$291,606,097
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2023.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	5,211	$ 381,341	$ 65,946	$ 48,735	$(13,087)	$39,171	5,482	$ 424,636	$ 7,284
State Street Institutional Liquid Reserves Fund, Premier Class	317,946	318,010	5,219,308	5,020,184	10	(14)	516,923	517,130	8,902
State Street Navigator Securities Lending Portfolio II	868,772	868,772	5,494,381	5,747,039	—	—	616,114	616,114	2,729
Total		$1,568,123	$10,779,635	$10,815,958	$(13,077)	$39,157		$1,557,880	$18,915
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTOMOBILES — 2.2%
Tesla, Inc. (a)	23,190	$ 5,762,251
CONSTRUCTION & ENGINEERING — 6.4%
Ameresco, Inc. Class A (a) (b)	183,688	5,817,399
Arcosa, Inc.	72,820	6,017,845
Valmont Industries, Inc.	20,034	4,678,139
		16,513,383
DIVERSIFIED CONSUMER SERVICES — 2.4%
ADT, Inc.	901,143	6,145,795
ELECTRIC UTILITIES — 11.3%
ALLETE, Inc.	90,085	5,509,599
Avangrid, Inc.	171,328	5,552,740
Centrais Eletricas Brasileiras SA ADR	482,398	4,158,271
Companhia Paranaense de Energia ADR	70,461	597,506
Companhia Paranaense de Energia ADR (a)	93,840	738,522
Constellation Energy Corp.	49,286	5,761,041
Enel Chile SA ADR	448,488	1,453,101
NextEra Energy, Inc.	92,210	5,600,835
		29,371,615
ELECTRICAL EQUIPMENT — 27.4%
American Superconductor Corp. (a)	231,165	2,575,178
Array Technologies, Inc. (a)	350,887	5,894,902
Ballard Power Systems, Inc. (a) (b)	1,224,859	4,531,978
Bloom Energy Corp. Class A (a) (b)	390,643	5,781,516
Energy Vault Holdings, Inc. (a) (b)	518,164	1,207,322
Eos Energy Enterprises, Inc. (a) (b)	5,046,399	5,500,575
FuelCell Energy, Inc. (a) (b)	4,625,866	7,401,386
Generac Holdings, Inc. (a)	45,105	5,829,370
NEXTracker, Inc. Class A (a)	140,284	6,572,305
Plug Power, Inc. (a) (b)	1,391,238	6,260,571
Shoals Technologies Group, Inc. Class A (a)	408,766	6,352,224
SunPower Corp. (a) (b)	1,139,844	5,505,447
Sunrun, Inc. (a) (b)	399,643	7,844,992
		71,257,766
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Corning, Inc.	152,130	4,632,358
GAS UTILITIES — 2.1%
New Jersey Resources Corp.	125,249	5,583,600
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 14.1%
AES Corp.	309,422	5,956,373
Altus Power, Inc. (a) (b)	772,628	5,277,049
Security Description	Shares	Value
Atlantica Sustainable Infrastructure PLC	276,998	$ 5,955,457
Montauk Renewables, Inc. (a)	147,024	1,309,984
Ormat Technologies, Inc.	79,733	6,042,964
ReNew Energy Global PLC Class A (a) (b)	330,472	2,531,416
Sunnova Energy International, Inc. (a) (b)	458,007	6,984,607
TransAlta Corp. (b)	306,939	2,550,663
		36,608,513
INDUSTRIAL CONGLOMERATES — 2.3%
General Electric Co.	46,332	5,913,353
MACHINERY — 3.0%
Cummins, Inc.	24,068	5,765,971
Hyster-Yale Materials Handling, Inc.	31,495	1,958,674
		7,724,645
MULTI-UTILITIES — 4.3%
Algonquin Power & Utilities Corp. (b)	901,143	5,695,224
Consolidated Edison, Inc.	60,568	5,509,871
		11,205,095
OIL, GAS & CONSUMABLE FUELS — 2.2%
Enbridge, Inc.	159,192	5,734,096
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.5%
Applied Materials, Inc.	30,268	4,905,535
Canadian Solar, Inc. (a) (b)	254,752	6,682,145
Daqo New Energy Corp. ADR (a)	241,770	6,431,082
Enphase Energy, Inc. (a)	51,991	6,870,091
First Solar, Inc. (a)	38,207	6,582,302
JinkoSolar Holding Co. Ltd. ADR (b)	173,796	6,420,024
Maxeon Solar Technologies Ltd. (a) (b)	1,225,395	8,786,082
SolarEdge Technologies, Inc. (a) (b)	68,812	6,440,803
		53,118,064
TOTAL COMMON STOCKS (Cost $335,982,932)		259,570,534
SHORT-TERM INVESTMENTS — 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	212,269	212,354

See accompanying notes to financial statements.
117

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	26,597,450	$ 26,597,450
TOTAL SHORT-TERM INVESTMENTS (Cost $26,809,800)		26,809,804
TOTAL INVESTMENTS — 110.3% (Cost $362,792,732)		286,380,338
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(26,712,202)
NET ASSETS — 100.0%		$ 259,668,136
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$259,570,534	$—	$—	$259,570,534
Short-Term Investments	26,809,804	—	—	26,809,804
TOTAL INVESTMENTS	$286,380,338	$—	$—	$286,380,338

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2	$ 2	$ 3,320,466	$ 3,108,287	$169	$ 4	212,269	$ 212,354	$ 10,509
State Street Navigator Securities Lending Portfolio II	33,532,944	33,532,944	67,001,313	73,936,807	—	—	26,597,450	26,597,450	117,930
Total		$33,532,946	$70,321,779	$77,045,094	$169	$ 4		$26,809,804	$128,439
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 54.0%
Boeing Co. (a)	2,886	$ 752,265
BWX Technologies, Inc.	5,351	410,582
Ducommun, Inc. (a)	3,227	167,998
Elbit Systems Ltd.	1,016	216,662
General Dynamics Corp.	1,712	444,555
HEICO Corp.	3,902	697,951
Hexcel Corp.	9,649	711,614
Huntington Ingalls Industries, Inc.	1,771	459,822
L3Harris Technologies, Inc.	3,436	723,690
Lockheed Martin Corp.	1,521	689,378
Moog, Inc. Class A	4,487	649,628
Northrop Grumman Corp.	1,423	666,163
Rocket Lab USA, Inc. (a) (b)	153,286	847,672
RTX Corp.	8,266	695,501
TransDigm Group, Inc.	448	453,197
Virgin Galactic Holdings, Inc. (a)	338,443	829,185
		9,415,863
COMMUNICATIONS EQUIPMENT — 3.0%
Viasat, Inc. (a) (b)	19,016	531,497
CONTAINERS & PACKAGING — 2.5%
Ball Corp.	7,519	432,493
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
Iridium Communications, Inc.	17,117	704,536
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.3%
Amphenol Corp. Class A	4,676	463,532
Coherent Corp. (a)	11,062	481,529
Teledyne Technologies, Inc. (a)	1,690	754,230
TTM Technologies, Inc. (a)	28,219	446,142
		2,145,433
ENERGY EQUIPMENT & SERVICES — 7.0%
Oceaneering International, Inc. (a)	35,644	758,504
TechnipFMC PLC	22,868	460,562
		1,219,066
INDUSTRIAL CONGLOMERATES — 4.2%
Honeywell International, Inc.	3,456	724,758
MACHINERY — 4.1%
ESCO Technologies, Inc.	3,119	365,017
Security Description	Shares	Value
Standex International Corp.	2,214	$ 350,653
		715,670
PROFESSIONAL SERVICES — 5.9%
KBR, Inc.	8,196	454,140
Leidos Holdings, Inc.	3,932	425,600
Planet Labs PBC (a) (b)	58,592	144,722
		1,024,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Analog Devices, Inc.	2,388	474,161
TOTAL COMMON STOCKS (Cost $15,948,190)		17,387,939
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	55,280	55,302
State Street Navigator Securities Lending Portfolio II (e) (f)	278,075	278,075
TOTAL SHORT-TERM INVESTMENTS (Cost $333,373)		333,377
TOTAL INVESTMENTS — 101.6% (Cost $16,281,563)		17,721,316
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(281,814)
NET ASSETS — 100.0%		$ 17,439,502
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,387,939	$—	$—	$17,387,939
Short-Term Investments	333,377	—	—	333,377
TOTAL INVESTMENTS	$17,721,316	$—	$—	$17,721,316
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,788	$ 22,793	$ 137,675	$ 105,172	$ 2	$ 4	55,280	$ 55,302	$ 624
State Street Navigator Securities Lending Portfolio II	1,289,659	1,289,659	1,998,058	3,009,642	—	—	278,075	278,075	964
Total		$1,312,452	$2,135,733	$ 3,114,814	$ 2	$ 4		$333,377	$1,588
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 32.3%
AeroVironment, Inc. (a)	5,519	$ 695,615
Boeing Co. (a)	2,956	770,511
Ducommun, Inc. (a)	7,505	390,710
Elbit Systems Ltd.	2,362	503,697
Embraer SA ADR (a) (b)	29,865	551,009
General Dynamics Corp.	2,237	580,882
HEICO Corp.	3,997	714,943
Hexcel Corp.	9,884	728,945
Huntington Ingalls Industries, Inc.	2,314	600,807
Kaman Corp.	10,728	256,936
Kratos Defense & Security Solutions, Inc. (a)	34,943	708,993
L3Harris Technologies, Inc.	3,519	741,172
Leonardo DRS, Inc. (a)	37,954	760,598
Lockheed Martin Corp.	1,558	706,148
Mercury Systems, Inc. (a)	15,888	581,024
Moog, Inc. Class A	4,951	716,806
Northrop Grumman Corp.	1,458	682,548
Rocket Lab USA, Inc. (a) (b)	157,009	868,260
RTX Corp.	8,466	712,329
Textron, Inc.	9,139	734,958
		13,006,891
COMMUNICATIONS EQUIPMENT — 9.4%
Cisco Systems, Inc.	14,681	741,684
F5, Inc. (a)	4,152	743,125
Juniper Networks, Inc.	24,306	716,541
NetScout Systems, Inc. (a)	33,489	735,084
Viasat, Inc. (a) (b)	30,875	862,956
		3,799,390
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Iridium Communications, Inc.	17,533	721,658
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.4%
Amphenol Corp. Class A	6,110	605,684
Coherent Corp. (a)	14,454	629,183
MicroVision, Inc. (a) (b)	149,231	396,955
Mirion Technologies, Inc. (a)	61,929	634,772
OSI Systems, Inc. (a)	5,680	733,004
Teledyne Technologies, Inc. (a)	1,731	772,528
		3,772,126
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Varex Imaging Corp. (a)	26,814	549,687
INTERACTIVE MEDIA & SERVICES — 1.9%
Ziff Davis, Inc. (a)	11,159	749,773
IT SERVICES — 3.7%
Akamai Technologies, Inc. (a)	6,117	723,947
Cloudflare, Inc. Class A (a)	9,134	760,497
		1,484,444
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Bruker Corp.	10,304	757,138
Security Description	Shares	Value
PROFESSIONAL SERVICES — 7.6%
ASGN, Inc. (a)	7,625	$ 733,296
KBR, Inc.	10,710	593,441
Leidos Holdings, Inc.	6,384	691,004
Parsons Corp. (a)	11,087	695,266
Planet Labs PBC (a) (b)	136,274	336,597
		3,049,604
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Broadcom, Inc.	775	865,094
SOFTWARE — 28.2%
A10 Networks, Inc.	55,620	732,515
BlackBerry Ltd. (a) (b)	177,731	629,168
Check Point Software Technologies Ltd. (a)	4,845	740,267
Crowdstrike Holdings, Inc. Class A (a)	2,925	746,811
CyberArk Software Ltd. (a)	3,492	764,923
Datadog, Inc. Class A (a)	6,126	743,574
Fortinet, Inc. (a)	13,511	790,799
N-able, Inc. (a)	48,016	636,212
Palo Alto Networks, Inc. (a)	2,438	718,917
Qualys, Inc. (a)	3,771	740,172
Radware Ltd. (a)	17,372	289,765
Rapid7, Inc. (a)	12,581	718,375
SentinelOne, Inc. Class A (a)	30,029	823,996
Tenable Holdings, Inc. (a)	16,947	780,579
Varonis Systems, Inc. (a)	16,083	728,238
Zscaler, Inc. (a)	3,539	784,101
		11,368,412
TOTAL COMMON STOCKS (Cost $34,622,648)		40,124,217
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	120,552	120,600
State Street Navigator Securities Lending Portfolio II (e) (f)	964,304	964,304
TOTAL SHORT-TERM INVESTMENTS (Cost $1,084,907)		1,084,904
TOTAL INVESTMENTS — 102.4% (Cost $35,707,555)		41,209,121
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(969,729)
NET ASSETS — 100.0%		$ 40,239,392
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
121

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,124,217	$—	$—	$40,124,217
Short-Term Investments	1,084,904	—	—	1,084,904
TOTAL INVESTMENTS	$41,209,121	$—	$—	$41,209,121

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	58,231	$ 58,242	$1,389,368	$1,327,096	$90	$ (4)	120,552	$ 120,600	$ 1,811
State Street Navigator Securities Lending Portfolio II	2,266,047	2,266,047	6,978,234	8,279,977	—	—	964,304	964,304	10,945
Total		$2,324,289	$8,367,602	$9,607,073	$90	$ (4)		$1,084,904	$12,756
See accompanying notes to financial statements.
122

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BUILDING PRODUCTS — 9.3%
Carrier Global Corp.	8,865	$ 509,294
Johnson Controls International PLC	8,538	492,130
Masonite International Corp. (a)	3,330	281,918
Resideo Technologies, Inc. (a)	27,628	519,959
		1,803,301
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Tetra Tech, Inc.	2,900	484,097
DIVERSIFIED CONSUMER SERVICES — 2.7%
ADT, Inc.	76,294	520,325
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
BCE, Inc.	7,438	292,908
ELECTRICAL EQUIPMENT — 22.7%
Acuity Brands, Inc.	2,533	518,835
AMETEK, Inc.	1,933	318,733
Blink Charging Co. (a) (b)	151,588	513,883
Bloom Energy Corp. Class A (a) (b)	33,074	489,495
ChargePoint Holdings, Inc. (a) (b)	229,254	536,454
Emerson Electric Co.	3,450	335,789
Generac Holdings, Inc. (a)	3,820	493,697
Shoals Technologies Group, Inc. Class A (a)	34,606	537,777
Stem, Inc. (a) (b)	151,115	586,326
Wallbox NV (a) (b)	34,115	59,701
		4,390,690
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.8%
Badger Meter, Inc.	3,129	483,024
Itron, Inc. (a)	6,701	505,993
Luna Innovations, Inc. (a)	7,914	52,628
MicroVision, Inc. (a) (b)	70,612	187,828
SmartRent, Inc. (a) (b)	47,537	151,643
TE Connectivity Ltd.	2,307	324,133
		1,705,249
ENTERTAINMENT — 1.4%
Roku, Inc. (a)	2,956	270,947
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.6%
Atlantica Sustainable Infrastructure PLC	23,451	504,197
INDUSTRIAL CONGLOMERATES — 2.6%
Honeywell International, Inc.	2,375	498,061
INTERACTIVE MEDIA & SERVICES — 1.6%
Baidu, Inc. ADR (a)	2,668	317,732
MACHINERY — 11.2%
Chart Industries, Inc. (a) (b)	2,484	338,644
Energy Recovery, Inc. (a)	26,212	493,834
Mueller Water Products, Inc. Class A	22,368	322,099
Pentair PLC	7,073	514,278
Security Description	Shares	Value
Xylem, Inc.	4,430	$ 506,615
		2,175,470
OIL, GAS & CONSUMABLE FUELS — 4.9%
BP PLC ADR	8,685	307,449
Shell PLC ADR	4,800	315,840
Suncor Energy, Inc.	9,997	320,304
		943,593
PROFESSIONAL SERVICES — 4.1%
NV5 Global, Inc. (a)	3,015	335,027
Parsons Corp. (a)	7,442	466,688
		801,715
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.0%
ON Semiconductor Corp. (a)	4,120	344,143
QUALCOMM, Inc.	2,328	336,699
Silicon Laboratories, Inc. (a)	4,220	558,179
STMicroelectronics NV ADR	6,375	319,579
		1,558,600
SOFTWARE — 7.0%
Alarm.com Holdings, Inc. (a)	8,374	541,128
Aspen Technology, Inc. (a)	1,558	342,994
Rekor Systems, Inc. (a)	47,734	158,954
Roper Technologies, Inc.	566	308,566
		1,351,642
SPECIALTY RETAIL — 2.5%
EVgo, Inc. (a)	134,958	483,150
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Logitech International SA (b)	3,503	332,995
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Core & Main, Inc. Class A (a)	8,134	328,695
WATER UTILITIES — 1.3%
Consolidated Water Co. Ltd.	6,987	248,737
WIRELESS TELECOMMUNICATION SERVICES — 1.6%
Rogers Communications, Inc. Class B (b)	6,640	310,818
TOTAL COMMON STOCKS (Cost $23,709,714)		19,322,922
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	29,214	29,225

See accompanying notes to financial statements.
123

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	1,684,471	$ 1,684,471
TOTAL SHORT-TERM INVESTMENTS (Cost $1,713,693)		1,713,696
TOTAL INVESTMENTS — 108.6% (Cost $25,423,407)		21,036,618
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(1,660,912)
NET ASSETS — 100.0%		$ 19,375,706
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,322,922	$—	$—	$19,322,922
Short-Term Investments	1,713,696	—	—	1,713,696
TOTAL INVESTMENTS	$21,036,618	$—	$—	$21,036,618

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	42,700	$ 42,709	$ 230,358	$ 243,852	$ 7	$ 3	29,214	$ 29,225	$ 835
State Street Navigator Securities Lending Portfolio II	2,190,208	2,190,208	8,193,085	8,698,822	—	—	1,684,471	1,684,471	35,697
Total		$2,232,917	$8,423,443	$8,942,674	$ 7	$ 3		$1,713,696	$36,532
See accompanying notes to financial statements.
124

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 10.1%
AeroVironment, Inc. (a)	95,773	$ 12,071,229
Boeing Co. (a)	53,490	13,942,703
BWX Technologies, Inc.	27,673	2,123,349
EHang Holdings Ltd. ADR (a) (b)	1,175,427	19,747,174
Elbit Systems Ltd. (b)	85,294	18,188,945
Embraer SA ADR (a) (b)	655,566	12,095,193
General Dynamics Corp.	8,805	2,286,394
HEICO Corp.	50,154	8,971,046
Hexcel Corp.	49,422	3,644,872
Huntington Ingalls Industries, Inc.	21,547	5,594,463
Kratos Defense & Security Solutions, Inc. (a)	627,918	12,740,456
L3Harris Technologies, Inc.	44,440	9,359,953
Leonardo DRS, Inc. (a)	426,695	8,550,968
Lockheed Martin Corp.	39,073	17,709,446
Mercury Systems, Inc. (a)	149,833	5,479,393
Moog, Inc. Class A	25,122	3,637,163
Northrop Grumman Corp.	26,854	12,571,432
Rocket Lab USA, Inc. (a) (b)	727,758	4,024,502
RTX Corp.	38,264	3,219,533
Textron, Inc.	105,461	8,481,174
TransDigm Group, Inc.	2,391	2,418,736
Virgin Galactic Holdings, Inc. (a)	2,294,074	5,620,481
		192,478,605
AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	208,126	1,833,590
Aptiv PLC (a)	35,894	3,220,410
BorgWarner, Inc.	47,865	1,715,960
Dana, Inc.	120,496	1,760,446
Garrett Motion, Inc. (a)	191,921	1,855,876
Gentherm, Inc. (a)	33,289	1,743,012
Lear Corp.	11,334	1,600,474
Luminar Technologies, Inc. (a) (b)	680,191	2,292,244
Mobileye Global, Inc. Class A (a) (b)	73,055	3,164,743
Modine Manufacturing Co. (a)	23,716	1,415,845
Visteon Corp. (a)	73,301	9,155,295
		29,757,895
AUTOMOBILES — 2.4%
Fisker, Inc. (a) (b)	422,692	739,711
Ford Motor Co.	391,448	4,771,751
General Motors Co.	142,806	5,129,592
Honda Motor Co. Ltd. ADR	47,042	1,454,068
Li Auto, Inc. ADR (a) (b)	88,054	3,295,861
Lucid Group, Inc. (a) (b)	818,092	3,444,167
NIO, Inc. ADR (a)	485,458	4,403,104
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	703,118	1,589,047
Security Description	Shares	Value
Rivian Automotive, Inc. Class A (a) (b)	180,763	$ 4,240,700
Stellantis NV (b)	234,473	5,467,910
Tesla, Inc. (a)	21,274	5,286,164
Toyota Motor Corp. ADR (b)	15,986	2,931,513
XPeng, Inc. ADR (a)	253,173	3,693,794
		46,447,382
BANKS — 1.2%
Banco Santander SA ADR	2,095,676	8,676,099
Grupo Financiero Galicia SA ADR (a) (b)	141,783	2,447,883
ING Groep NV ADR (b)	263,761	3,961,690
NU Holdings Ltd. Class A (a)	368,167	3,066,831
Toronto-Dominion Bank (b)	60,272	3,894,777
		22,047,280
BIOTECHNOLOGY — 1.8%
Allogene Therapeutics, Inc. (a) (b)	265,528	852,345
Alnylam Pharmaceuticals, Inc. (a)	5,001	957,241
Amicus Therapeutics, Inc. (a)	78,295	1,111,006
Arcturus Therapeutics Holdings, Inc. (a)	36,180	1,140,755
Arrowhead Pharmaceuticals, Inc. (a)	26,671	816,133
Avidity Biosciences, Inc. (a) (b)	142,674	1,291,200
Beam Therapeutics, Inc. (a)	27,498	748,496
Biogen, Inc. (a)	3,769	975,304
BioMarin Pharmaceutical, Inc. (a)	6,933	668,480
BioNTech SE ADR (a)	8,711	919,359
Bluebird Bio, Inc. (a)	188,025	259,474
Bridgebio Pharma, Inc. (a)	19,061	769,493
CareDx, Inc. (a) (b)	62,025	744,300
Caribou Biosciences, Inc. (a)	153,672	880,541
CRISPR Therapeutics AG (a) (b)	11,253	704,438
Editas Medicine, Inc. (a)	76,348	773,405
Grifols SA ADR (a) (b)	193,798	2,240,305
Ideaya Biosciences, Inc. (a)	20,974	746,255
Intellia Therapeutics, Inc. (a)	28,326	863,660
Ionis Pharmaceuticals, Inc. (a)	12,559	635,360
Iovance Biotherapeutics, Inc. (a)	149,828	1,218,102
Krystal Biotech, Inc. (a)	8,373	1,038,754
Legend Biotech Corp. ADR (a)	14,206	854,775
Merus NV (a) (b)	35,815	984,912
Moderna, Inc. (a)	10,553	1,049,496
Natera, Inc. (a)	10,522	659,098
Novavax, Inc. (a) (b)	149,544	717,811
Recursion Pharmaceuticals, Inc. Class A (a) (b)	84,192	830,133
Regeneron Pharmaceuticals, Inc. (a)	785	689,458
REGENXBIO, Inc. (a)	42,581	764,329
Rocket Pharmaceuticals, Inc. (a)	35,450	1,062,436

See accompanying notes to financial statements.
125

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Roivant Sciences Ltd. (a) (b)	69,696	$ 782,686
Sarepta Therapeutics, Inc. (a)	9,728	938,071
Twist Bioscience Corp. (a)	32,337	1,191,942
Ultragenyx Pharmaceutical, Inc. (a)	20,727	991,165
Vertex Pharmaceuticals, Inc. (a)	1,780	724,264
Verve Therapeutics, Inc. (a)	63,184	880,785
Vir Biotechnology, Inc. (a)	88,480	890,109
Xencor, Inc. (a)	41,362	878,115
		35,243,991
BROADLINE RETAIL — 0.8%
Alibaba Group Holding Ltd. ADR	97,904	7,588,539
MercadoLibre, Inc. (a)	4,723	7,422,383
		15,010,922
BUILDING PRODUCTS — 1.3%
Carrier Global Corp.	119,360	6,857,232
Johnson Controls International PLC	117,545	6,775,294
Masonite International Corp. (a)	48,796	4,131,069
Resideo Technologies, Inc. (a)	380,217	7,155,684
		24,919,279
CAPITAL MARKETS — 1.9%
BlackRock, Inc.	5,214	4,232,725
Charles Schwab Corp.	64,709	4,451,979
Coinbase Global, Inc. Class A (a)	134,917	23,464,765
Robinhood Markets, Inc. Class A (a)	356,133	4,537,134
		36,686,603
CHEMICALS — 1.0%
Aspen Aerogels, Inc. (a) (b)	135,813	2,143,129
Cabot Corp.	39,478	3,296,413
Corteva, Inc.	18,912	906,263
FMC Corp.	52,353	3,300,857
Ginkgo Bioworks Holdings, Inc. (a) (b)	565,961	956,474
ICL Group Ltd.	327,846	1,642,509
Mosaic Co.	48,421	1,730,082
Nutrien Ltd.	51,104	2,878,688
Scotts Miracle-Gro Co. (b)	27,914	1,779,518
		18,633,933
COMMERCIAL SERVICES & SUPPLIES — 0.1%
MSA Safety, Inc.	6,074	1,025,474
Tetra Tech, Inc.	10,654	1,778,472
		2,803,946
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	186,217	9,407,683
F5, Inc. (a)	26,190	4,687,486
Juniper Networks, Inc.	147,797	4,357,056
NetScout Systems, Inc. (a)	186,714	4,098,372
Viasat, Inc. (a) (b)	315,544	8,819,455
		31,370,052
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.5%
Ameresco, Inc. Class A (a) (b)	136,736	$ 4,330,429
Arcosa, Inc.	8,596	710,374
Valmont Industries, Inc.	15,898	3,712,342
		8,753,145
CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR (a)	553,290	4,287,998
CONSUMER FINANCE — 1.8%
Ally Financial, Inc.	133,237	4,652,636
Green Dot Corp. Class A (a)	326,885	3,236,162
LendingClub Corp. (a)	1,138,423	9,949,817
SoFi Technologies, Inc. (a) (b)	806,448	8,024,158
Upstart Holdings, Inc. (a) (b)	205,118	8,381,121
		34,243,894
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	32,417	1,865,274
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	4,691	579,901
Ball Corp.	42,477	2,443,277
		3,023,178
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	1,105,594	7,540,151
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
BCE, Inc. (b)	103,141	4,061,693
Iridium Communications, Inc.	219,881	9,050,302
		13,111,995
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	65,297	3,993,564
Avangrid, Inc.	123,761	4,011,094
Centrais Eletricas Brasileiras SA ADR (b)	473,655	4,082,906
Companhia Paranaense de Energia ADR (b) (c)	79,540	674,503
Companhia Paranaense de Energia ADR (a) (c)	105,915	833,550
Constellation Energy Corp.	35,510	4,150,764
NextEra Energy, Inc.	68,484	4,159,718
		21,906,099
ELECTRICAL EQUIPMENT — 3.4%
Acuity Brands, Inc.	35,297	7,229,885
AMETEK, Inc.	7,196	1,186,548
Array Technologies, Inc. (a)	40,141	674,369
Ballard Power Systems, Inc. (a) (b)	596,475	2,206,958
Blink Charging Co. (a) (b)	3,994,153	13,540,179
Bloom Energy Corp. Class A (a) (b)	218,858	3,239,098
ChargePoint Holdings, Inc. (a) (b)	547,868	1,282,011
Emerson Electric Co.	59,365	5,777,995
Eos Energy Enterprises, Inc. (a) (b)	564,255	615,038

See accompanying notes to financial statements.
126

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
FuelCell Energy, Inc. (a) (b)	1,937,909	$ 3,100,654
Generac Holdings, Inc. (a)	72,158	9,325,700
NEXTracker, Inc. Class A (a)	16,800	787,080
Plug Power, Inc. (a) (b)	422,908	1,903,086
Rockwell Automation, Inc.	14,978	4,650,369
Sensata Technologies Holding PLC	33,345	1,252,772
Shoals Technologies Group, Inc. Class A (a)	159,831	2,483,774
Sociedad Quimica y Minera de Chile SA ADR (b)	33,099	1,993,222
Stem, Inc. (a) (b)	465,477	1,806,051
SunPower Corp. (a) (b)	123,470	596,360
Sunrun, Inc. (a)	50,613	993,533
		64,644,682
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.7%
Amphenol Corp. Class A	25,162	2,494,309
Badger Meter, Inc.	11,427	1,763,986
Cognex Corp.	103,716	4,329,106
Coherent Corp. (a)	178,280	7,760,528
Corning, Inc.	17,100	520,695
Hollysys Automation Technologies Ltd. (a)	178,659	4,707,664
IPG Photonics Corp. (a)	19,622	2,129,772
Itron, Inc. (a)	24,802	1,872,799
Mirion Technologies, Inc. (a)	688,855	7,060,764
Novanta, Inc. (a)	12,787	2,153,459
OSI Systems, Inc. (a)	82,614	10,661,337
Sanmina Corp. (a)	73,370	3,769,017
TE Connectivity Ltd.	32,900	4,622,450
Teledyne Technologies, Inc. (a)	57,123	25,493,423
Trimble, Inc. (a)	244,001	12,980,853
TTM Technologies, Inc. (a)	161,554	2,554,169
Vontier Corp.	264,065	9,123,446
Zebra Technologies Corp. Class A (a)	20,200	5,521,266
		109,519,043
ENERGY EQUIPMENT & SERVICES — 0.9%
Oceaneering International, Inc. (a)	581,518	12,374,703
TechnipFMC PLC	278,517	5,609,332
		17,984,035
ENTERTAINMENT — 2.1%
Bilibili, Inc. ADR (a) (b)	351,390	4,276,416
Electronic Arts, Inc.	40,812	5,583,490
NetEase, Inc. ADR (b)	71,654	6,675,287
ROBLOX Corp. Class A (a)	133,354	6,096,945
Roku, Inc. (a)	50,608	4,638,729
Sea Ltd. ADR (a)	49,843	2,018,641
Take-Two Interactive Software, Inc. (a)	28,280	4,551,666
Tencent Music Entertainment Group ADR (a)	746,279	6,723,974
		40,565,148
Security Description	Shares	Value
FINANCIAL SERVICES — 4.0%
Block, Inc. (a)	47,315	$ 3,659,815
Dlocal Ltd. (a) (b)	162,726	2,878,623
Fidelity National Information Services, Inc.	54,547	3,276,638
Fiserv, Inc. (a)	24,158	3,209,149
Flywire Corp. (a)	132,125	3,058,694
Global Payments, Inc.	25,812	3,278,124
Marqeta, Inc. Class A (a)	503,720	3,515,965
Mastercard, Inc. Class A	14,356	6,122,977
Nuvei Corp. (b)	133,547	3,506,944
Pagseguro Digital Ltd. Class A (a)	307,104	3,829,587
Payoneer Global, Inc. (a)	389,360	2,028,566
PayPal Holdings, Inc. (a)	51,007	3,132,340
Paysafe Ltd. (a)	686,699	8,782,880
Rocket Cos., Inc. Class A (a)	688,337	9,967,120
Shift4 Payments, Inc. Class A (a) (b)	47,302	3,516,431
StoneCo Ltd. Class A (a)	255,587	4,608,234
Visa, Inc. Class A	27,208	7,083,603
		75,455,690
FOOD PRODUCTS — 0.4%
Beyond Meat, Inc. (a) (b)	327,388	2,913,753
BRF SA ADR (a) (b)	623,072	1,732,140
Darling Ingredients, Inc. (a)	38,228	1,905,284
Ingredion, Inc.	16,126	1,750,155
		8,301,332
GAS UTILITIES — 0.2%
New Jersey Resources Corp.	90,835	4,049,424
GROUND TRANSPORTATION — 2.8%
Avis Budget Group, Inc.	43,721	7,749,984
Grab Holdings Ltd. Class A (a)	3,267,922	11,012,897
Hertz Global Holdings, Inc. (a) (b)	599,518	6,228,992
Lyft, Inc. Class A (a)	767,825	11,509,697
Ryder System, Inc.	56,552	6,506,873
Uber Technologies, Inc. (a)	163,303	10,054,566
		53,063,009
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	9,842	1,083,309
AngioDynamics, Inc. (a)	220,328	1,727,372
Boston Scientific Corp. (a)	18,421	1,064,918
CONMED Corp.	17,421	1,907,774
DENTSPLY SIRONA, Inc.	124,036	4,414,441
Dexcom, Inc. (a)	20,823	2,583,926
Globus Medical, Inc. Class A (a)	69,395	3,698,060
Inspire Medical Systems, Inc. (a)	14,584	2,966,823
Intuitive Surgical, Inc. (a)	11,948	4,030,777
iRhythm Technologies, Inc. (a)	38,509	4,122,003
Koninklijke Philips NV ADR (a)	29,277	683,032
Masimo Corp. (a)	31,412	3,681,801
Medtronic PLC	46,642	3,842,368

See accompanying notes to financial statements.
127

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Omnicell, Inc. (a)	124,669	$ 4,691,294
Penumbra, Inc. (a)	19,490	4,902,515
PROCEPT BioRobotics Corp. (a)	90,518	3,793,609
ResMed, Inc.	6,650	1,143,933
Smith & Nephew PLC ADR (b)	75,115	2,049,137
Stryker Corp.	11,149	3,338,680
Varex Imaging Corp. (a)	226,822	4,649,851
Zimmer Biomet Holdings, Inc.	16,988	2,067,440
		62,443,063
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Apollo Medical Holdings, Inc. (a)	17,401	666,458
Cigna Group	2,155	645,315
CorVel Corp. (a)	2,623	648,432
DocGo, Inc. (a) (b)	187,237	1,046,655
HealthEquity, Inc. (a)	53,712	3,561,105
Hims & Hers Health, Inc. (a)	135,173	1,203,040
McKesson Corp.	4,364	2,020,445
ModivCare, Inc. (a)	25,237	1,110,175
OmniAb, Inc. (a) (d)	4,014	—
Pediatrix Medical Group, Inc. (a)	60,199	559,851
Premier, Inc. Class A	27,655	618,366
Privia Health Group, Inc. (a)	45,516	1,048,233
Quest Diagnostics, Inc.	4,484	618,254
UnitedHealth Group, Inc.	1,128	593,858
		14,340,187
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a)	23,490	658,660
Evolent Health, Inc. Class A (a)	20,097	663,804
GoodRx Holdings, Inc. Class A (a)	181,556	1,216,425
Teladoc Health, Inc. (a) (b)	57,393	1,236,819
		3,775,708
HOUSEHOLD DURABLES — 0.5%
Garmin Ltd.	16,672	2,143,019
iRobot Corp. (a)	96,471	3,733,428
Sony Group Corp. ADR (b)	44,899	4,251,486
		10,127,933
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
AES Corp.	225,305	4,337,121
Altus Power, Inc. (a) (b)	745,783	5,093,698
Atlantica Sustainable Infrastructure PLC	290,446	6,244,589
Ormat Technologies, Inc.	68,754	5,210,866
Sunnova Energy International, Inc. (a) (b)	56,478	861,289
		21,747,563
INDUSTRIAL CONGLOMERATES — 0.7%
General Electric Co.	5,546	707,836
Honeywell International, Inc.	56,415	11,830,790
		12,538,626
Security Description	Shares	Value
INSURANCE — 0.5%
Allstate Corp.	27,472	$ 3,845,530
Oscar Health, Inc. Class A (a)	131,831	1,206,254
Progressive Corp.	23,620	3,762,194
Sun Life Financial, Inc.	11,703	606,917
		9,420,895
INTERACTIVE MEDIA & SERVICES — 4.8%
Alphabet, Inc. Class C (a)	60,533	8,530,916
Baidu, Inc. ADR (a)	89,233	10,626,758
Bumble, Inc. Class A (a)	383,279	5,649,532
Hello Group, Inc. ADR	754,230	5,241,899
JOYY, Inc. ADR	130,868	5,195,460
Match Group, Inc. (a)	175,568	6,408,232
Meta Platforms, Inc. Class A (a)	46,046	16,298,442
Rumble, Inc. (a) (b)	1,054,237	4,733,524
Snap, Inc. Class A (a)	1,177,865	19,941,254
Weibo Corp. ADR (b)	466,555	5,108,777
Yandex NV Class A (a) (d)	180,377	—
Ziff Davis, Inc. (a)	67,240	4,517,856
		92,252,650
IT SERVICES — 1.2%
Akamai Technologies, Inc. (a)	36,833	4,359,186
Cloudflare, Inc. Class A (a)	62,805	5,229,144
Globant SA (a)	12,480	2,969,990
Shopify, Inc. Class A (a)	44,215	3,444,348
Twilio, Inc. Class A (a)	96,810	7,344,975
		23,347,643
LIFE SCIENCES TOOLS & SERVICES — 2.0%
AbCellera Biologics, Inc. (a) (b)	132,773	758,134
Agilent Technologies, Inc.	16,686	2,319,855
Azenta, Inc. (a)	11,028	718,364
Bio-Techne Corp.	9,453	729,393
Bruker Corp.	270,568	19,881,337
Charles River Laboratories International, Inc. (a)	13,114	3,100,150
Danaher Corp.	10,603	2,452,898
Maravai LifeSciences Holdings, Inc. Class A (a)	167,535	1,097,354
Mettler-Toledo International, Inc. (a)	1,837	2,228,208
Revvity, Inc.	21,279	2,326,007
Stevanato Group SpA (b)	33,345	909,985
Thermo Fisher Scientific, Inc.	3,394	1,801,501
		38,323,186
MACHINERY — 4.6%
3D Systems Corp. (a) (b)	1,940,520	12,322,302
AGCO Corp.	24,529	2,978,066
Allison Transmission Holdings, Inc.	28,499	1,657,217
Barnes Group, Inc.	110,939	3,619,940
Blue Bird Corp. (a)	53,962	1,454,816
Chart Industries, Inc. (a) (b)	9,704	1,322,946
CNH Industrial NV	162,660	1,981,199
Cummins, Inc.	9,552	2,288,373

See accompanying notes to financial statements.
128

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Deere & Co.	7,654	$ 3,060,605
Dover Corp.	17,598	2,706,748
Energy Recovery, Inc. (a)	97,943	1,845,246
ESCO Technologies, Inc.	32,582	3,813,071
Ingersoll Rand, Inc.	24,342	1,882,610
John Bean Technologies Corp.	29,166	2,900,559
Lincoln Electric Holdings, Inc.	9,580	2,083,267
Lindsay Corp.	23,229	3,000,258
Microvast Holdings, Inc. (a) (b)	1,086,956	1,521,738
Mueller Water Products, Inc. Class A	83,889	1,208,002
Nikola Corp. (a)	1,460,506	1,277,651
PACCAR, Inc.	75,060	7,329,609
Pentair PLC	26,220	1,906,456
Proto Labs, Inc. (a)	146,202	5,696,030
SPX Technologies, Inc. (a)	21,219	2,143,331
Standex International Corp.	15,617	2,473,420
Stratasys Ltd. (a)	664,001	9,481,934
Symbotic, Inc. (a) (b)	89,671	4,602,812
Xylem, Inc.	16,914	1,934,285
		88,492,491
METALS & MINING — 1.0%
ArcelorMittal SA ADR (b)	46,636	1,323,996
ATI, Inc. (a)	93,213	4,238,395
Carpenter Technology Corp.	80,653	5,710,232
Kaiser Aluminum Corp.	62,245	4,431,222
POSCO Holdings, Inc. ADR	28,782	2,737,456
		18,441,301
MULTI-UTILITIES — 0.4%
Algonquin Power & Utilities Corp. (b)	664,717	4,201,012
Consolidated Edison, Inc.	43,863	3,990,217
		8,191,229
OIL, GAS & CONSUMABLE FUELS — 0.6%
BP PLC ADR	32,000	1,132,800
Enbridge, Inc.	120,027	4,323,372
Shell PLC ADR	17,435	1,147,223
Suncor Energy, Inc.	37,248	1,193,426
Ultrapar Participacoes SA ADR (b)	572,330	3,102,029
		10,898,850
PHARMACEUTICALS — 0.4%
Bristol-Myers Squibb Co.	12,762	654,818
Catalent, Inc. (a)	22,151	995,244
Novartis AG ADR	9,131	921,957
Pacira BioSciences, Inc. (a)	22,405	755,945
Sanofi SA ADR	13,715	682,047
Zoetis, Inc.	15,988	3,155,552
		7,165,563
PROFESSIONAL SERVICES — 2.1%
ASGN, Inc. (a)	45,276	4,354,193
ExlService Holdings, Inc. (a)	21,035	648,930
KBR, Inc.	41,302	2,288,544
Security Description	Shares	Value
Leidos Holdings, Inc.	211,892	$ 22,935,190
NV5 Global, Inc. (a)	11,393	1,265,990
Parsons Corp. (a)	126,153	7,911,054
		39,403,901
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
Advanced Micro Devices, Inc. (a)	60,367	8,898,700
Allegro MicroSystems, Inc. (a)	104,379	3,159,552
Ambarella, Inc. (a)	284,787	17,454,595
Analog Devices, Inc.	13,110	2,603,122
Applied Materials, Inc.	19,989	3,239,617
Broadcom, Inc.	8,035	8,969,069
Canadian Solar, Inc. (a) (b)	30,120	790,048
Daqo New Energy Corp. ADR (a)	24,593	654,174
Enphase Energy, Inc. (a)	19,310	2,551,623
First Solar, Inc. (a)	4,392	756,654
indie Semiconductor, Inc. Class A (a) (b)	520,158	4,218,481
Intel Corp.	53,240	2,675,310
JinkoSolar Holding Co. Ltd. ADR (b)	18,210	672,677
KLA Corp.	2,948	1,713,672
Maxeon Solar Technologies Ltd. (a) (b)	288,252	2,066,767
Micron Technology, Inc.	60,559	5,168,105
NVIDIA Corp.	15,108	7,481,784
NXP Semiconductors NV	20,090	4,614,271
ON Semiconductor Corp. (a)	99,379	8,301,128
QUALCOMM, Inc.	30,318	4,384,892
Silicon Laboratories, Inc. (a)	62,234	8,231,691
SolarEdge Technologies, Inc. (a) (b)	22,576	2,113,114
STMicroelectronics NV ADR (b)	233,049	11,682,746
Synaptics, Inc. (a)	44,117	5,032,867
Teradyne, Inc.	33,847	3,673,077
Texas Instruments, Inc.	7,128	1,215,039
Tower Semiconductor Ltd. (a)	92,253	2,815,562
Ultra Clean Holdings, Inc. (a)	115,677	3,949,213
		129,087,550
SOFTWARE — 17.7%
8x8, Inc. (a) (b)	1,784,138	6,744,042
A10 Networks, Inc.	340,264	4,481,277
ACI Worldwide, Inc. (a)	111,626	3,415,756
Adobe, Inc. (a)	6,840	4,080,744
Agilysys, Inc. (a)	22,679	1,923,633
Alarm.com Holdings, Inc. (a)	115,824	7,484,547
Alteryx, Inc. Class A (a)	101,946	4,807,773
ANSYS, Inc. (a)	22,386	8,123,432
Asana, Inc. Class A (a) (b)	309,981	5,892,739
Aspen Technology, Inc. (a)	28,643	6,305,756
Atlassian Corp. Class A (a)	33,073	7,866,744
Aurora Innovation, Inc. (a) (b)	1,171,190	5,118,100
Autodesk, Inc. (a)	18,641	4,538,711

See accompanying notes to financial statements.
129

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Bill Holdings, Inc. (a)	30,258	$ 2,468,750
Bit Digital, Inc. (a) (b)	1,935,518	8,187,241
Bitfarms Ltd. (a) (b)	4,068,587	11,839,588
Blackbaud, Inc. (a)	83,212	7,214,480
BlackBerry Ltd. (a) (b)	1,000,387	3,541,370
Box, Inc. Class A (a)	244,445	6,260,236
C3.ai, Inc. Class A (a) (b)	143,314	4,114,545
Check Point Software Technologies Ltd. (a)	29,496	4,506,694
Cipher Mining, Inc. (a) (b)	1,647,294	6,803,324
Cleanspark, Inc. (a)	1,271,434	14,023,917
Crowdstrike Holdings, Inc. Class A (a)	20,590	5,257,039
CyberArk Software Ltd. (a)	21,818	4,779,233
Datadog, Inc. Class A (a)	41,134	4,992,845
Dropbox, Inc. Class A (a)	222,998	6,573,981
EngageSmart, Inc. (a)	163,034	3,733,479
Fortinet, Inc. (a)	81,348	4,761,298
Hut 8 Corp. (a) (b)	821,153	10,954,173
Lightspeed Commerce, Inc. (a) (b)	119,048	2,498,818
Marathon Digital Holdings, Inc. (a) (b)	626,238	14,710,331
Microsoft Corp.	41,061	15,440,578
Monday.com Ltd. (a)	41,136	7,725,752
N-able, Inc. (a)	290,476	3,848,807
Palo Alto Networks, Inc. (a)	17,195	5,070,462
PTC, Inc. (a)	109,760	19,203,610
Q2 Holdings, Inc. (a)	233,003	10,114,660
Qualys, Inc. (a)	23,911	4,693,251
Rapid7, Inc. (a)	76,774	4,383,795
RingCentral, Inc. Class A (a)	186,656	6,336,971
Riot Platforms, Inc. (a)	649,872	10,053,520
Roper Technologies, Inc.	2,133	1,162,848
SAP SE ADR	16,446	2,542,387
SentinelOne, Inc. Class A (a)	210,946	5,788,358
Tenable Holdings, Inc. (a)	107,709	4,961,077
UiPath, Inc. Class A (a)	114,229	2,837,448
Unity Software, Inc. (a) (b)	303,480	12,409,297
Varonis Systems, Inc. (a)	109,341	4,950,961
Workiva, Inc. (a)	62,391	6,334,558
Zoom Video Communications, Inc. Class A (a)	88,207	6,342,965
Zscaler, Inc. (a)	23,066	5,110,503
		337,316,404
SPECIALTY RETAIL — 0.1%
EVgo, Inc. (a) (b)	625,595	2,239,630
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	21,310	4,102,814
HP, Inc.	198,343	5,968,141
Logitech International SA (b)	51,615	4,906,522
Xerox Holdings Corp.	694,977	12,738,928
		27,716,405
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	33,012	$ 5,700,842
Core & Main, Inc. Class A (a)	32,528	1,314,456
Titan Machinery, Inc. (a)	55,786	1,611,100
		8,626,398
WATER UTILITIES — 0.1%
Consolidated Water Co. Ltd.	51,322	1,827,063
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
FingerMotion, Inc. (a)	519,632	2,088,920
Rogers Communications, Inc. Class B (b)	97,428	4,560,605
SK Telecom Co. Ltd. ADR (b)	195,797	4,190,056
Tingo Group, Inc. (a) (d)	957,434	330,315
Vodafone Group PLC ADR	218,047	1,897,009
		13,066,905
TOTAL COMMON STOCKS (Cost $1,745,134,717)		1,904,505,129
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	2,456,892	2,457,875
State Street Navigator Securities Lending Portfolio II (g) (h)	169,285,062	169,285,062
TOTAL SHORT-TERM INVESTMENTS (Cost $171,742,569)		171,742,937
TOTAL INVESTMENTS — 108.8% (Cost $1,916,877,286)		2,076,248,066
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(167,570,127)
NET ASSETS — 100.0%		$ 1,908,677,939
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $330,315, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.

See accompanying notes to financial statements.
130

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,904,174,814	$—	$330,315	$1,904,505,129
Short-Term Investments	171,742,937	—	—	171,742,937
TOTAL INVESTMENTS	$2,075,917,751	$—	$330,315	$2,076,248,066

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	485,531	$ 485,628	$ 36,693,527	$ 34,721,756	$108	$368	2,456,892	$ 2,457,875	$ 51,908
State Street Navigator Securities Lending Portfolio II	174,179,345	174,179,345	314,008,324	318,902,607	—	—	169,285,062	169,285,062	3,291,112
Total		$174,664,973	$350,701,851	$353,624,363	$108	$368		$171,742,937	$3,343,020
See accompanying notes to financial statements.
131

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 5.3%
EHang Holdings Ltd. ADR (a) (b)	34,578	$ 580,911
HEICO Corp.	2,401	429,467
Huntington Ingalls Industries, Inc.	1,733	449,956
Kaman Corp.	11,179	267,737
Textron, Inc.	7,698	619,073
		2,347,144
AIRLINES — 0.4%
Blade Air Mobility, Inc. (a)	52,979	187,016
AUTO COMPONENTS — 17.0%
American Axle & Manufacturing Holdings, Inc. (a)	77,726	684,767
Aptiv PLC (a)	7,295	654,507
BorgWarner, Inc.	18,024	646,160
Dana, Inc.	42,871	626,345
Garrett Motion, Inc. (a)	75,922	734,166
Gentherm, Inc. (a)	12,941	677,591
Hesai Group ADR (a)	42,398	377,766
Lear Corp.	4,260	601,555
Luminar Technologies, Inc. (a) (b)	227,780	767,619
Mobileye Global, Inc. Class A (a) (b)	14,841	642,912
Modine Manufacturing Co. (a)	8,121	484,824
Visteon Corp. (a)	4,917	614,133
		7,512,345
AUTOMOBILES — 17.8%
Fisker, Inc. (a) (b)	418,390	732,183
Ford Motor Co.	55,185	672,705
General Motors Co.	17,926	643,902
Honda Motor Co. Ltd. ADR	19,165	592,390
Li Auto, Inc. ADR (a) (b)	16,415	614,413
Lucid Group, Inc. (a) (b)	134,070	564,435
NIO, Inc. ADR (a)	76,116	690,372
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	271,854	614,390
Rivian Automotive, Inc. Class A (a) (b)	32,096	752,972
Stellantis NV (b)	18,656	435,058
Tesla, Inc. (a)	2,463	612,006
Toyota Motor Corp. ADR	2,221	407,287
XPeng, Inc. ADR (a)	35,320	515,319
		7,847,432
CHEMICALS — 1.8%
Aspen Aerogels, Inc. (a) (b)	49,283	777,686
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Matthews International Corp. Class A	12,175	446,214
COMMUNICATIONS EQUIPMENT — 0.4%
Ituran Location & Control Ltd.	7,016	191,116
ELECTRICAL EQUIPMENT — 5.5%
Ballard Power Systems, Inc. (a) (b)	161,173	596,340
Blink Charging Co. (a) (b)	206,990	701,696
Security Description	Shares	Value
Plug Power, Inc. (a) (b)	147,854	$ 665,343
Sensata Technologies Holding PLC	12,725	478,078
		2,441,457
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.0%
Innoviz Technologies Ltd. (a) (b)	233,865	591,678
MicroVision, Inc. (a) (b)	155,517	413,675
Ouster, Inc. (a) (b)	45,956	352,483
Sanmina Corp. (a)	8,586	441,063
Trimble, Inc. (a)	12,768	679,258
Vontier Corp.	17,500	604,625
		3,082,782
GROUND TRANSPORTATION — 8.2%
Avis Budget Group, Inc.	3,120	553,051
Grab Holdings Ltd. Class A (a)	190,906	643,353
Hertz Global Holdings, Inc. (a)	46,937	487,676
Lyft, Inc. Class A (a)	48,316	724,257
Ryder System, Inc.	3,979	457,824
TuSimple Holdings, Inc. Class A (a)	134,377	117,956
Uber Technologies, Inc. (a)	9,872	607,819
		3,591,936
INTERACTIVE MEDIA & SERVICES — 1.0%
Baidu, Inc. ADR (a)	3,719	442,896
Yandex NV Class A (a) (c)	31,237	—
		442,896
MACHINERY — 10.1%
Allison Transmission Holdings, Inc.	10,871	632,149
Blue Bird Corp. (a)	20,345	548,501
Cummins, Inc.	2,559	613,060
Hyster-Yale Materials Handling, Inc.	5,253	326,684
Lion Electric Co. (a) (b)	59,907	106,035
Luxfer Holdings PLC	26,733	238,993
Microvast Holdings, Inc. (a) (b)	467,096	653,934
Nikola Corp. (a)	600,441	525,266
PACCAR, Inc.	4,453	434,835
REV Group, Inc.	21,140	384,114
		4,463,571
METALS & MINING — 1.1%
ArcelorMittal SA ADR	16,670	473,261
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.4%
Allegro MicroSystems, Inc. (a)	22,416	678,532
Ambarella, Inc. (a)	10,331	633,187
Enphase Energy, Inc. (a)	3,940	520,632
indie Semiconductor, Inc. Class A (a) (b)	80,263	650,933
Intel Corp.	10,190	512,047
Maxeon Solar Technologies Ltd. (a) (b)	92,845	665,699
NVIDIA Corp.	1,298	642,796
NXP Semiconductors NV	2,041	468,777
ON Semiconductor Corp. (a)	8,035	671,163

See accompanying notes to financial statements.
132

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc.	4,541	$ 656,765
SolarEdge Technologies, Inc. (a) (b)	5,215	488,124
STMicroelectronics NV ADR	12,427	622,965
Texas Instruments, Inc.	2,696	459,560
		7,671,180
SOFTWARE — 5.8%
ANSYS, Inc. (a)	2,092	759,145
Aurora Innovation, Inc. (a) (b)	238,862	1,043,827
Rekor Systems, Inc. (a)	105,134	350,096
Xperi, Inc. (a)	34,364	378,691
		2,531,759
TOTAL COMMON STOCKS (Cost $61,353,393)		44,007,795
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	30,009	30,021
State Street Navigator Securities Lending Portfolio II (f) (g)	4,145,365	4,145,365
TOTAL SHORT-TERM INVESTMENTS (Cost $4,175,382)		4,175,386
TOTAL INVESTMENTS — 109.3% (Cost $65,528,775)		48,183,181
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(4,096,772)
NET ASSETS — 100.0%		$ 44,086,409

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$44,007,795	$—	$ 0(a)	$44,007,795
Short-Term Investments	4,175,386	—	—	4,175,386
TOTAL INVESTMENTS	$48,183,181	$—	$ 0	$48,183,181
(a)	The Portfolio held a Level 3 security that was valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,410	$ 22,414	$ 1,741,789	$ 1,734,203	$20	$ 1	30,009	$ 30,021	$ 2,030
State Street Navigator Securities Lending Portfolio II	4,841,313	4,841,313	9,408,449	10,104,397	—	—	4,145,365	4,145,365	216,831
Total		$4,863,727	$11,150,238	$ 11,838,600	$20	$ 1		$4,175,386	$218,861
See accompanying notes to financial statements.
133

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.7%
Forward Air Corp.	162	$ 10,185
Hub Group, Inc. Class A (a)	199	18,296
		28,481
AIRLINES — 0.5%
Allegiant Travel Co.	91	7,518
SkyWest, Inc. (a)	256	13,363
		20,881
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	773	6,810
Dorman Products, Inc. (a)	176	14,680
Gentherm, Inc. (a)	200	10,472
LCI Industries	159	19,988
Standard Motor Products, Inc.	109	4,340
		56,290
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	189	13,774
BANKS — 10.8%
Ameris Bancorp	400	21,220
Atlantic Union Bankshares Corp.	472	17,247
Axos Financial, Inc. (a)	322	17,581
Banc of California, Inc.	811	10,892
BancFirst Corp.	89	8,662
Bancorp, Inc. (a)	328	12,648
BankUnited, Inc.	458	14,853
Banner Corp.	217	11,623
Berkshire Hills Bancorp, Inc.	265	6,580
Central Pacific Financial Corp.	157	3,090
City Holding Co.	90	9,923
Community Bank System, Inc.	339	17,665
Customers Bancorp, Inc. (a)	179	10,314
FB Financial Corp.	223	8,887
First Bancorp	1,094	17,996
First Commonwealth Financial Corp.	646	9,974
First Financial Bancorp	603	14,321
First Hawaiian, Inc.	802	18,334
Hanmi Financial Corp.	177	3,434
Heritage Financial Corp.	230	4,920
Hilltop Holdings, Inc.	288	10,140
Hope Bancorp, Inc.	774	9,350
Independent Bank Group, Inc.	218	11,092
National Bank Holdings Corp. Class A	235	8,740
NBT Bancorp, Inc.	287	12,028
Northfield Bancorp, Inc.	242	3,044
Northwest Bancshares, Inc.	817	10,196
OFG Bancorp	292	10,944
Pacific Premier Bancorp, Inc.	598	17,408
Park National Corp.	91	12,090
Pathward Financial, Inc.	159	8,416
Provident Financial Services, Inc.	478	8,618
Renasant Corp.	348	11,721
S&T Bancorp, Inc.	241	8,054
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	536	$ 15,255
Simmons First National Corp. Class A	788	15,634
Southside Bancshares, Inc.	174	5,450
Tompkins Financial Corp.	73	4,397
Triumph Financial, Inc. (a)	131	10,504
TrustCo Bank Corp.	110	3,415
Trustmark Corp.	389	10,845
Veritex Holdings, Inc.	350	8,144
WSFS Financial Corp.	382	17,545
		473,194
BEVERAGES — 0.4%
MGP Ingredients, Inc.	95	9,359
National Beverage Corp. (a)	140	6,961
		16,320
BIOTECHNOLOGY — 2.9%
Arcus Biosciences, Inc. (a)	333	6,360
Catalyst Pharmaceuticals, Inc. (a)	642	10,792
Cytokinetics, Inc. (a)	615	51,346
Dynavax Technologies Corp. (a)	817	11,422
Ironwood Pharmaceuticals, Inc. (a)	875	10,010
Myriad Genetics, Inc. (a)	557	10,661
REGENXBIO, Inc. (a)	255	4,577
Vericel Corp. (a)	290	10,327
Vir Biotechnology, Inc. (a)	502	5,050
Xencor, Inc. (a)	369	7,834
		128,379
BUILDING PRODUCTS — 2.4%
AAON, Inc.	421	31,099
American Woodmark Corp. (a)	101	9,378
AZZ, Inc.	152	8,830
Gibraltar Industries, Inc. (a)	187	14,769
Griffon Corp.	258	15,725
Quanex Building Products Corp.	217	6,634
Resideo Technologies, Inc. (a)	909	17,107
		103,542
CAPITAL MARKETS — 1.3%
Brightsphere Investment Group, Inc.	211	4,043
Donnelley Financial Solutions, Inc. (a)	155	9,667
Piper Sandler Cos.	95	16,613
StoneX Group, Inc. (a)	163	12,034
Virtus Investment Partners, Inc.	41	9,912
WisdomTree, Inc.	679	4,706
		56,975
CHEMICALS — 3.3%
AdvanSix, Inc.	163	4,883
Balchem Corp.	202	30,047
Hawkins, Inc.	117	8,239
HB Fuller Co.	339	27,598
Innospec, Inc.	156	19,225
Koppers Holdings, Inc.	139	7,120
Minerals Technologies, Inc.	209	14,904
Quaker Chemical Corp.	87	18,568

See accompanying notes to financial statements.
134

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Stepan Co.	136	$ 12,859
		143,443
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	403	18,067
Brady Corp. Class A	276	16,198
Deluxe Corp.	274	5,877
Enviri Corp. (a)	538	4,842
GEO Group, Inc. (a)	773	8,372
HNI Corp.	284	11,880
Interface, Inc.	384	4,846
Liquidity Services, Inc. (a)	161	2,771
Matthews International Corp. Class A	190	6,964
MillerKnoll, Inc.	468	12,486
OPENLANE, Inc. (a)	694	10,278
Pitney Bowes, Inc.	916	4,030
Viad Corp. (a)	130	4,706
		111,317
COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN Holdings, Inc.	458	3,362
Digi International, Inc. (a)	227	5,902
Extreme Networks, Inc. (a)	807	14,235
Harmonic, Inc. (a)	717	9,350
NetScout Systems, Inc. (a)	452	9,921
Viavi Solutions, Inc. (a)	1,411	14,209
		56,979
CONSTRUCTION & ENGINEERING — 1.7%
Arcosa, Inc.	304	25,122
Dycom Industries, Inc. (a)	184	21,177
Granite Construction, Inc.	278	14,139
MYR Group, Inc. (a)	103	14,897
		75,335
CONSUMER FINANCE — 1.1%
Bread Financial Holdings, Inc.	308	10,145
Encore Capital Group, Inc. (a)	146	7,409
Enova International, Inc. (a)	181	10,020
Green Dot Corp. Class A (a)	249	2,465
PRA Group, Inc. (a)	249	6,524
PROG Holdings, Inc. (a)	283	8,748
World Acceptance Corp. (a)	22	2,872
		48,183
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Andersons, Inc.	203	11,680
PriceSmart, Inc.	156	11,822
SpartanNash Co.	205	4,705
United Natural Foods, Inc. (a)	378	6,135
		34,342
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	252	14,855
Frontdoor, Inc. (a)	501	17,645
Mister Car Wash, Inc. (a)	565	4,882
Strategic Education, Inc.	134	12,378
Security Description	Shares	Value
Stride, Inc. (a)	248	$ 14,724
		64,484
DIVERSIFIED REITs — 0.5%
Alexander & Baldwin, Inc. REIT	474	9,015
American Assets Trust, Inc. REIT	302	6,798
Armada Hoffler Properties, Inc. REIT	413	5,109
		20,922
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Consolidated Communications Holdings, Inc. (a)	437	1,901
Lumen Technologies, Inc. (a)	6,279	11,491
		13,392
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	97	20,719
Powell Industries, Inc.	56	4,951
		25,670
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Arlo Technologies, Inc. (a)	611	5,817
Badger Meter, Inc.	183	28,250
Benchmark Electronics, Inc.	225	6,219
CTS Corp.	197	8,617
ePlus, Inc. (a)	170	13,573
Fabrinet (a)	227	43,205
Insight Enterprises, Inc. (a)	173	30,654
Itron, Inc. (a)	286	21,596
Methode Electronics, Inc.	246	5,591
OSI Systems, Inc. (a)	98	12,647
Plexus Corp. (a)	174	18,814
Rogers Corp. (a)	107	14,131
ScanSource, Inc. (a)	147	5,823
		214,937
ENERGY EQUIPMENT & SERVICES — 2.2%
Archrock, Inc.	864	13,306
Bristow Group, Inc. (a)	168	4,749
Core Laboratories, Inc.	298	5,263
Dril-Quip, Inc. (a)	205	4,770
Helix Energy Solutions Group, Inc. (a)	917	9,427
Helmerich & Payne, Inc.	628	22,746
Nabors Industries Ltd. (a)	52	4,245
Oil States International, Inc. (a)	348	2,363
Patterson-UTI Energy, Inc.	2,017	21,784
U.S. Silica Holdings, Inc. (a)	492	5,564
		94,217
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a)	674	9,497
FINANCIAL SERVICES — 2.1%
EVERTEC, Inc.	413	16,908
Mr Cooper Group, Inc. (a)	412	26,830
Radian Group, Inc.	951	27,151
Walker & Dunlop, Inc.	207	22,979
		93,868

See accompanying notes to financial statements.
135

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.7%
B&G Foods, Inc.	500	$ 5,250
Calavo Growers, Inc.	103	3,029
Cal-Maine Foods, Inc.	256	14,692
Fresh Del Monte Produce, Inc.	212	5,565
Hain Celestial Group, Inc. (a)	534	5,847
John B Sanfilippo & Son, Inc.	60	6,183
Simply Good Foods Co. (a)	563	22,295
TreeHouse Foods, Inc. (a)	311	12,891
		75,752
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	233	9,073
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	148	17,791
Heartland Express, Inc.	270	3,850
		21,641
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
CONMED Corp.	193	21,135
Embecta Corp.	374	7,080
Glaukos Corp. (a)	304	24,165
Integer Holdings Corp. (a)	210	20,807
Merit Medical Systems, Inc. (a)	362	27,498
OraSure Technologies, Inc. (a)	421	3,452
Varex Imaging Corp. (a)	262	5,371
		109,508
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Addus HomeCare Corp. (a)	99	9,192
AMN Healthcare Services, Inc. (a)	238	17,821
Cross Country Healthcare, Inc. (a)	206	4,664
Ensign Group, Inc.	353	39,610
Fulgent Genetics, Inc. (a)	138	3,990
ModivCare, Inc. (a)	86	3,783
OmniAb, Inc. (a) (b)	52	—
Owens & Minor, Inc. (a)	486	9,365
Pediatrix Medical Group, Inc. (a)	483	4,492
RadNet, Inc. (a)	382	13,282
Select Medical Holdings Corp.	662	15,557
U.S. Physical Therapy, Inc.	92	8,569
		130,325
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc.	754	16,875
LTC Properties, Inc. REIT	262	8,415
		25,290
HEALTH CARE TECHNOLOGY — 0.5%
Certara, Inc. (a)	679	11,944
HealthStream, Inc.	145	3,919
Veradigm, Inc. (a)	694	7,280
		23,143
HOTEL & RESORT REITs — 1.3%
Chatham Lodging Trust REIT	345	3,698
DiamondRock Hospitality Co. REIT	1,274	11,963
Pebblebrook Hotel Trust REIT	765	12,225
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	654	$ 4,395
Sunstone Hotel Investors, Inc. REIT	1,302	13,970
Xenia Hotels & Resorts, Inc. REIT	671	9,139
		55,390
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	136	4,897
Bloomin' Brands, Inc.	549	15,454
Brinker International, Inc. (a)	271	11,702
Cheesecake Factory, Inc.	284	9,943
Chuy's Holdings, Inc. (a)	104	3,976
Cracker Barrel Old Country Store, Inc.	135	10,406
Dine Brands Global, Inc.	91	4,518
Jack in the Box, Inc.	127	10,367
Shake Shack, Inc. Class A (a)	235	17,418
		88,681
HOUSEHOLD DURABLES — 4.0%
Cavco Industries, Inc. (a)	49	16,984
Century Communities, Inc.	180	16,405
Ethan Allen Interiors, Inc.	132	4,213
Green Brick Partners, Inc. (a)	158	8,207
iRobot Corp. (a)	168	6,502
La-Z-Boy, Inc.	262	9,673
LGI Homes, Inc. (a)	128	17,045
MDC Holdings, Inc.	376	20,774
Meritage Homes Corp.	229	39,892
Sonos, Inc. (a)	800	13,712
Tri Pointe Homes, Inc. (a)	610	21,594
		175,001
INDUSTRIAL REITs — 0.8%
Innovative Industrial Properties, Inc. REIT	176	17,744
LXP Industrial Trust REIT	1,843	18,283
		36,027
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	288	4,746
American Equity Investment Life Holding Co. (a)	390	21,762
AMERISAFE, Inc.	120	5,614
Assured Guaranty Ltd.	340	25,442
Genworth Financial, Inc. Class A (a)	2,805	18,737
Horace Mann Educators Corp.	254	8,306
ProAssurance Corp.	349	4,813
Safety Insurance Group, Inc.	92	6,991
Stewart Information Services Corp.	173	10,164
Trupanion, Inc. (a)	222	6,773
United Fire Group, Inc.	126	2,535
		115,883
INTERACTIVE MEDIA & SERVICES — 0.7%
Cars.com, Inc. (a)	403	7,645
QuinStreet, Inc. (a)	333	4,269
Yelp, Inc. (a)	425	20,120
		32,034

See accompanying notes to financial statements.
136

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MACHINERY — 5.5%
Alamo Group, Inc.	64	$ 13,452
Astec Industries, Inc.	145	5,394
Barnes Group, Inc.	307	10,017
Enerpac Tool Group Corp.	338	10,508
Enpro, Inc.	131	20,533
Federal Signal Corp.	382	29,315
Greenbrier Cos., Inc.	190	8,394
Hillenbrand, Inc.	440	21,054
John Bean Technologies Corp.	198	19,691
Kennametal, Inc.	493	12,714
Lindsay Corp.	68	8,783
Proto Labs, Inc. (a)	157	6,117
SPX Technologies, Inc. (a)	286	28,889
Standex International Corp.	75	11,879
Tennant Co.	113	10,474
Trinity Industries, Inc.	505	13,428
Wabash National Corp.	295	7,558
		238,200
MARINE — 0.5%
Matson, Inc.	219	24,002
MEDIA — 0.4%
EW Scripps Co. Class A (a)	394	3,148
Scholastic Corp.	172	6,484
TechTarget, Inc. (a)	160	5,578
Thryv Holdings, Inc. (a)	178	3,622
		18,832
METALS & MINING — 2.1%
Carpenter Technology Corp.	308	21,806
Century Aluminum Co. (a)	297	3,606
Compass Minerals International, Inc.	198	5,013
Haynes International, Inc.	81	4,621
Kaiser Aluminum Corp.	105	7,475
Materion Corp.	130	16,917
SunCoke Energy, Inc.	552	5,928
TimkenSteel Corp. (a)	230	5,394
Warrior Met Coal, Inc.	327	19,937
		90,697
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Franklin BSP Realty Trust, Inc. REIT	488	6,593
PennyMac Mortgage Investment Trust REIT	550	8,222
Redwood Trust, Inc. REIT	755	5,595
Two Harbors Investment Corp. REIT	609	8,483
		28,893
MULTI-UTILITIES — 0.1%
Unitil Corp.	108	5,678
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT	1,127	6,086
Easterly Government Properties, Inc. REIT	604	8,118
Hudson Pacific Properties, Inc. REIT	771	7,178
Security Description	Shares	Value
JBG SMITH Properties REIT	554	$ 9,423
SL Green Realty Corp. REIT	407	18,384
		49,189
OIL, GAS & CONSUMABLE FUELS — 2.1%
Callon Petroleum Co. (a)	337	10,919
Comstock Resources, Inc.	537	4,752
Green Plains, Inc. (a)	361	9,104
Par Pacific Holdings, Inc. (a)	351	12,766
SM Energy Co.	721	27,917
Talos Energy, Inc. (a)	646	9,193
Vital Energy, Inc. (a)	160	7,278
World Kinect Corp.	375	8,543
		90,472
PERSONAL PRODUCTS — 1.4%
Edgewell Personal Care Co.	313	11,465
elf Beauty, Inc. (a)	343	49,509
		60,974
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	97	3,504
PHARMACEUTICALS — 1.1%
Amphastar Pharmaceuticals, Inc. (a)	237	14,658
Innoviva, Inc. (a)	342	5,486
Ligand Pharmaceuticals, Inc. (a)	103	7,356
Phibro Animal Health Corp. Class A	106	1,228
Prestige Consumer Healthcare, Inc. (a)	312	19,101
		47,829
PROFESSIONAL SERVICES — 1.0%
CSG Systems International, Inc.	182	9,684
Heidrick & Struggles International, Inc.	115	3,396
Kelly Services, Inc. Class A	201	4,346
Korn Ferry	332	19,704
Resources Connection, Inc.	185	2,621
TrueBlue, Inc. (a)	190	2,915
TTEC Holdings, Inc.	110	2,384
		45,050
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Anywhere Real Estate, Inc. (a)	724	5,872
Cushman & Wakefield PLC (a)	1,066	11,513
Kennedy-Wilson Holdings, Inc.	720	8,914
St. Joe Co.	225	13,540
		39,839
RESIDENTIAL REITs — 0.5%
Centerspace REIT	101	5,878
Elme Communities REIT	569	8,307
Veris Residential, Inc. REIT	516	8,117
		22,302
RETAIL REITs — 2.0%
Acadia Realty Trust REIT	579	9,837
Getty Realty Corp. REIT	304	8,883
Retail Opportunity Investments Corp. REIT	762	10,691

See accompanying notes to financial statements.
137

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
RPT Realty REIT	472	$ 6,056
SITE Centers Corp. REIT	1,137	15,497
Tanger, Inc. REIT	668	18,517
Urban Edge Properties REIT	742	13,578
Whitestone REIT	272	3,343
		86,402
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Axcelis Technologies, Inc. (a)	204	26,457
Cohu, Inc. (a)	288	10,192
Diodes, Inc. (a)	287	23,109
FormFactor, Inc. (a)	490	20,438
Kulicke & Soffa Industries, Inc.	356	19,481
Semtech Corp. (a)	402	8,808
Veeco Instruments, Inc. (a)	342	10,612
		119,097
SOFTWARE — 3.3%
A10 Networks, Inc.	444	5,847
Adeia, Inc.	686	8,500
Agilysys, Inc. (a)	129	10,942
Alarm.com Holdings, Inc. (a)	314	20,291
Consensus Cloud Solutions, Inc. (a)	109	2,857
Digital Turbine, Inc. (a)	619	4,246
InterDigital, Inc.	163	17,692
LiveRamp Holdings, Inc. (a)	403	15,266
Progress Software Corp.	275	14,932
SPS Commerce, Inc. (a)	229	44,389
		144,962
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	559	14,143
Uniti Group, Inc. REIT	1,429	8,259
		22,402
SPECIALTY RETAIL — 5.5%
Abercrombie & Fitch Co. Class A (a)	316	27,878
Academy Sports & Outdoors, Inc.	465	30,690
American Eagle Outfitters, Inc.	1,160	24,546
America's Car-Mart, Inc. (a)	34	2,576
Boot Barn Holdings, Inc. (a)	191	14,661
Caleres, Inc.	214	6,576
Chico's FAS, Inc. (a)	809	6,132
Group 1 Automotive, Inc.	86	26,208
Guess?, Inc.	189	4,358
Haverty Furniture Cos., Inc.	80	2,840
Hibbett, Inc.	74	5,330
Leslie's, Inc. (a)	1,187	8,202
Monro, Inc.	207	6,073
ODP Corp. (a)	209	11,767
Sally Beauty Holdings, Inc. (a)	649	8,619
Signet Jewelers Ltd.	280	30,033
Security Description	Shares	Value
Upbound Group, Inc.	286	$ 9,715
Urban Outfitters, Inc. (a)	357	12,741
		238,945
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc. (a)	2,251	10,039
Movado Group, Inc.	91	2,744
Oxford Industries, Inc.	92	9,200
Steven Madden Ltd.	434	18,228
Wolverine World Wide, Inc.	519	4,614
		44,825
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Applied Industrial Technologies, Inc.	242	41,791
Boise Cascade Co.	246	31,822
NOW, Inc. (a)	693	7,845
		81,458
WATER UTILITIES — 1.3%
American States Water Co.	233	18,738
California Water Service Group	363	18,829
Middlesex Water Co.	108	7,087
SJW Group	187	12,220
		56,874
TOTAL COMMON STOCKS (Cost $4,335,953)		4,362,596
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d) (Cost $9,099)	9,097	9,100
TOTAL INVESTMENTS — 100.0% (Cost $4,345,052)		4,371,696
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(753)
NET ASSETS — 100.0%		$ 4,370,943
(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
138

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,362,596	$—	$ 0(a)	$4,362,596
Short-Term Investment	9,100	—	—	9,100
TOTAL INVESTMENTS	$4,371,696	$—	$ 0	$4,371,696
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,801	$7,803	$227,297	$225,997	$(4)	$1	9,097	$9,100	$296
See accompanying notes to financial statements.
139

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	18,307	$ 4,753,779
Lockheed Martin Corp.	8,243	3,736,057
Northrop Grumman Corp.	8,631	4,040,516
		12,530,352
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	42,977	3,712,783
AUTO COMPONENTS — 0.4%
Gentex Corp.	86,725	2,832,439
BANKS — 0.8%
Commerce Bancshares, Inc.	47,292	2,525,839
First Financial Bankshares, Inc.	47,772	1,447,491
Old National Bancorp	107,439	1,814,645
		5,787,975
BEVERAGES — 1.0%
PepsiCo, Inc.	46,544	7,905,033
BUILDING PRODUCTS — 0.7%
Lennox International, Inc.	11,708	5,239,564
CAPITAL MARKETS — 3.9%
CME Group, Inc.	37,825	7,965,945
FactSet Research Systems, Inc.	11,308	5,394,481
Intercontinental Exchange, Inc.	58,953	7,571,334
Nasdaq, Inc.	104,271	6,062,316
SEI Investments Co.	40,791	2,592,268
		29,586,344
CHEMICALS — 3.1%
Air Products & Chemicals, Inc.	19,245	5,269,281
Ecolab, Inc.	34,199	6,783,372
FMC Corp.	46,041	2,902,885
Linde PLC	20,062	8,239,664
		23,195,202
COMMERCIAL SERVICES & SUPPLIES — 2.6%
MSA Safety, Inc.	13,631	2,301,322
Republic Services, Inc.	58,089	9,579,457
Waste Management, Inc.	44,541	7,977,293
		19,858,072
COMMUNICATIONS EQUIPMENT — 1.1%
Juniper Networks, Inc.	119,000	3,508,120
Motorola Solutions, Inc.	14,362	4,496,599
		8,004,719
CONSTRUCTION MATERIALS — 1.0%
Vulcan Materials Co.	33,847	7,683,607
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
Casey's General Stores, Inc.	13,811	3,794,434
Costco Wholesale Corp.	10,859	7,167,809
Dollar General Corp.	27,372	3,721,224
Walmart, Inc.	56,085	8,841,800
		23,525,267
Security Description	Shares	Value
CONTAINERS & PACKAGING — 1.5%
Amcor PLC	547,787	$ 5,280,667
AptarGroup, Inc.	24,023	2,969,723
Silgan Holdings, Inc.	30,649	1,386,867
Sonoco Products Co.	36,183	2,021,544
		11,658,801
DISTRIBUTORS — 0.5%
Genuine Parts Co.	24,715	3,423,027
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	55,243	3,781,383
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	237,947	3,992,751
Verizon Communications, Inc.	231,107	8,712,734
		12,705,485
ELECTRIC UTILITIES — 2.6%
Duke Energy Corp.	74,128	7,193,381
Eversource Energy	88,284	5,448,888
Xcel Energy, Inc.	113,070	7,000,164
		19,642,433
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	27,604	4,551,624
Eaton Corp. PLC	23,047	5,550,178
		10,101,802
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	46,052	4,565,135
FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. Class B (a)	22,633	8,072,286
Fiserv, Inc. (a)	43,624	5,795,012
Jack Henry & Associates, Inc.	26,897	4,395,239
Visa, Inc. Class A	20,037	5,216,633
		23,479,170
FOOD PRODUCTS — 0.9%
Hershey Co.	35,822	6,678,654
GAS UTILITIES — 0.2%
National Fuel Gas Co.	32,851	1,648,135
GROUND TRANSPORTATION — 0.3%
Landstar System, Inc.	13,124	2,541,463
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	59,081	6,503,046
Becton Dickinson & Co.	23,353	5,694,162
Boston Scientific Corp. (a)	97,094	5,613,004
Medtronic PLC	72,638	5,983,918
		23,794,130
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Cencora, Inc.	31,625	6,495,142
Chemed Corp.	5,450	3,186,888
		9,682,030

See accompanying notes to financial statements.
140

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
HEALTH CARE REITs — 0.3%
Healthcare Realty Trust, Inc. REIT	140,509	$ 2,420,970
HOTELS, RESTAURANTS & LEISURE — 2.1%
McDonald's Corp.	27,590	8,180,711
Starbucks Corp.	34,710	3,332,507
Yum! Brands, Inc.	30,464	3,980,426
		15,493,644
HOUSEHOLD DURABLES — 0.7%
Garmin Ltd.	40,513	5,207,541
HOUSEHOLD PRODUCTS — 2.2%
Colgate-Palmolive Co.	107,512	8,569,782
Procter & Gamble Co.	55,650	8,154,951
		16,724,733
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	43,200	4,722,624
Honeywell International, Inc.	19,883	4,169,664
		8,892,288
INDUSTRIAL REITs — 0.3%
First Industrial Realty Trust, Inc. REIT	50,169	2,642,401
INSURANCE — 12.4%
Allstate Corp.	53,495	7,488,230
Aon PLC Class A	17,985	5,233,995
Arthur J Gallagher & Co.	35,439	7,969,522
Assurant, Inc.	19,412	3,270,728
Brown & Brown, Inc.	88,908	6,322,248
Chubb Ltd.	27,525	6,220,650
Globe Life, Inc.	35,113	4,273,954
Hanover Insurance Group, Inc.	13,225	1,605,779
Loews Corp.	72,112	5,018,274
Markel Group, Inc. (a)	4,241	6,021,796
Marsh & McLennan Cos., Inc.	42,297	8,014,013
Old Republic International Corp.	101,610	2,987,334
Progressive Corp.	43,543	6,935,529
RLI Corp.	14,938	1,988,547
Selective Insurance Group, Inc.	22,022	2,190,749
Travelers Cos., Inc.	37,527	7,148,518
W R Berkley Corp.	76,870	5,436,246
Willis Towers Watson PLC	24,151	5,825,221
		93,951,333
INTERACTIVE MEDIA & SERVICES — 0.7%
Alphabet, Inc. Class A (a)	37,413	5,226,222
IT SERVICES — 3.1%
Accenture PLC Class A	13,855	4,861,858
Akamai Technologies, Inc. (a)	51,524	6,097,865
Amdocs Ltd.	44,767	3,934,572
International Business Machines Corp.	27,772	4,542,111
VeriSign, Inc. (a)	18,576	3,825,913
		23,262,319
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Thermo Fisher Scientific, Inc.	8,725	4,631,143
Security Description	Shares	Value
MACHINERY — 5.8%
Fortive Corp.	55,774	$ 4,106,640
Graco, Inc.	61,399	5,326,977
IDEX Corp.	21,302	4,624,877
Illinois Tool Works, Inc.	18,669	4,890,158
Lincoln Electric Holdings, Inc.	21,172	4,604,063
Nordson Corp.	18,937	5,002,398
Otis Worldwide Corp.	59,922	5,361,221
PACCAR, Inc.	60,714	5,928,722
Toro Co.	38,321	3,678,433
		43,523,489
MULTI-UTILITIES — 5.9%
Ameren Corp.	88,974	6,436,379
CMS Energy Corp.	107,281	6,229,808
Consolidated Edison, Inc.	70,173	6,383,638
Dominion Energy, Inc.	117,238	5,510,186
DTE Energy Co.	62,547	6,896,432
Public Service Enterprise Group, Inc.	111,351	6,809,113
WEC Energy Group, Inc.	72,041	6,063,691
		44,329,247
OIL, GAS & CONSUMABLE FUELS — 2.0%
Cheniere Energy, Inc.	16,349	2,790,938
Chevron Corp.	16,302	2,431,606
Exxon Mobil Corp.	22,444	2,243,951
Kinder Morgan, Inc.	234,751	4,141,008
Williams Cos., Inc.	90,923	3,166,848
		14,774,351
PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	68,026	3,490,414
Johnson & Johnson	48,705	7,634,022
Merck & Co., Inc.	51,732	5,639,822
Zoetis, Inc.	29,678	5,857,547
		22,621,805
PROFESSIONAL SERVICES — 4.7%
Automatic Data Processing, Inc.	21,800	5,078,746
Booz Allen Hamilton Holding Corp.	48,132	6,156,564
Broadridge Financial Solutions, Inc.	25,529	5,252,592
Jacobs Solutions, Inc.	36,802	4,776,900
Maximus, Inc.	22,275	1,867,981
Paychex, Inc.	39,231	4,672,804
Science Applications International Corp.	19,990	2,485,157
Verisk Analytics, Inc.	21,492	5,133,579
		35,424,323
RESIDENTIAL REITs — 5.6%
American Homes 4 Rent Class A REIT	114,336	4,111,523
AvalonBay Communities, Inc. REIT	38,160	7,144,315
Camden Property Trust REIT	38,849	3,857,317
Equity LifeStyle Properties, Inc. REIT	69,091	4,873,679
Essex Property Trust, Inc. REIT	24,548	6,086,431

See accompanying notes to financial statements.
141

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	44,038	$ 5,921,350
Sun Communities, Inc. REIT	45,283	6,052,073
UDR, Inc. REIT	121,242	4,642,356
		42,689,044
RETAIL REITs — 0.3%
Agree Realty Corp. REIT	32,836	2,067,026
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Texas Instruments, Inc.	23,248	3,962,854
SOFTWARE — 3.4%
Check Point Software Technologies Ltd. (a)	32,222	4,923,199
Dolby Laboratories, Inc. Class A	35,410	3,051,634
Microsoft Corp.	21,550	8,103,662
Oracle Corp.	42,246	4,453,996
Roper Technologies, Inc.	9,146	4,986,125
		25,518,616
SPECIALIZED REITs — 4.1%
American Tower Corp. REIT	36,727	7,928,625
Crown Castle, Inc. REIT	52,337	6,028,699
CubeSmart REIT	83,460	3,868,371
Equinix, Inc. REIT	6,400	5,154,496
Public Storage REIT	27,258	8,313,690
		31,293,881
SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (a)	1,785	4,615,314
Home Depot, Inc.	15,323	5,310,185
O'Reilly Automotive, Inc. (a)	4,826	4,585,086
TJX Cos., Inc.	53,259	4,996,227
Tractor Supply Co. (b)	17,566	3,777,217
		23,284,029
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Columbia Sportswear Co.	13,191	$ 1,049,213
TOTAL COMMON STOCKS (Cost $718,562,928)		752,553,477
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	1,315,587	1,316,113
State Street Navigator Securities Lending Portfolio II (e) (f)	3,481,932	3,481,932
TOTAL SHORT-TERM INVESTMENTS (Cost $4,798,076)		4,798,045
TOTAL INVESTMENTS — 100.2% (Cost $723,361,004)		757,351,522
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,823,815)
NET ASSETS — 100.0%		$ 755,527,707
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$752,553,477	$—	$—	$752,553,477
Short-Term Investments	4,798,045	—	—	4,798,045
TOTAL INVESTMENTS	$757,351,522	$—	$—	$757,351,522
See accompanying notes to financial statements.
142

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,487,182	$1,487,479	$18,496,066	$18,667,475	$128	$(85)	1,315,587	$ 1,316,113	$52,736
State Street Navigator Securities Lending Portfolio II	—	—	15,460,435	11,978,503	—	—	3,481,932	3,481,932	2,024
Total		$1,487,479	$33,956,501	$30,645,978	$128	$(85)		$4,798,045	$54,760
See accompanying notes to financial statements.
143

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.6%
Moog, Inc. Class A	3,123	$ 452,148
National Presto Industries, Inc.	7,888	633,249
		1,085,397
AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)	13,686	241,011
Forward Air Corp.	3,614	227,212
Hub Group, Inc. Class A (a)	4,894	449,954
		918,177
AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (a)	5,345	445,826
Gentherm, Inc. (a)	4,253	222,687
Standard Motor Products, Inc.	15,564	619,603
Stoneridge, Inc. (a)	10,400	203,528
		1,491,644
AUTOMOBILES — 0.3%
NWTN, Inc. Class B (a)	84,696	658,935
BANKS — 28.2%
1st Source Corp.	10,962	602,362
American National Bankshares, Inc.	15,369	749,239
Arrow Financial Corp.	24,955	697,243
Associated Banc-Corp.	22,504	481,361
BancFirst Corp.	4,584	446,161
Bank First Corp. (b)	6,940	601,420
Bank of Hawaii Corp.	7,073	512,510
Bank of Marin Bancorp	21,500	473,430
Banner Corp.	7,087	379,580
Bar Harbor Bankshares	17,695	519,525
Bridgewater Bancshares, Inc. (a)	31,720	428,854
Brookline Bancorp, Inc.	48,221	526,091
Business First Bancshares, Inc.	24,488	603,629
Cambridge Bancorp	11,271	782,207
Camden National Corp.	19,334	727,538
Capital City Bank Group, Inc.	16,255	478,385
Capitol Federal Financial, Inc.	118,381	763,557
Cathay General Bancorp	10,606	472,709
Central Pacific Financial Corp.	20,808	409,501
Citizens & Northern Corp.	22,429	503,083
City Holding Co.	11,241	1,239,433
CNB Financial Corp.	22,125	499,804
Community Bank System, Inc.	15,951	831,207
Community Trust Bancorp, Inc.	18,353	804,963
CVB Financial Corp.	41,141	830,637
Enterprise Bancorp, Inc.	13,855	446,962
Enterprise Financial Services Corp.	7,934	354,253
Esquire Financial Holdings, Inc.	10,222	510,691
Farmers National Banc Corp.	46,299	669,021
Financial Institutions, Inc.	18,833	401,143
First Bancshares, Inc.	17,850	523,541
First Busey Corp.	23,638	586,695
Security Description	Shares	Value
First Commonwealth Financial Corp.	34,218	$ 528,326
First Community Bankshares, Inc.	21,458	796,092
First Financial Corp.	16,816	723,593
First Interstate BancSystem, Inc. Class A	14,961	460,051
First Merchants Corp.	11,016	408,473
First Mid Bancshares, Inc.	25,225	874,299
First of Long Island Corp.	32,437	429,466
Flushing Financial Corp.	32,807	540,659
Fulton Financial Corp.	35,151	578,586
German American Bancorp, Inc.	20,818	674,711
Great Southern Bancorp, Inc.	12,964	769,413
Guaranty Bancshares, Inc.	13,626	458,106
HarborOne Bancorp, Inc.	54,776	656,217
Heartland Financial USA, Inc.	10,707	402,690
Heritage Financial Corp.	24,369	521,253
Hilltop Holdings, Inc.	13,809	486,215
HomeTrust Bancshares, Inc.	19,522	525,532
Independent Bank Corp. (c)	7,015	461,657
Independent Bank Corp. (c)	20,599	535,986
International Bancshares Corp.	10,560	573,619
Kearny Financial Corp.	72,702	652,137
Lakeland Bancorp, Inc.	31,130	460,413
Lakeland Financial Corp.	7,554	492,219
Macatawa Bank Corp.	36,777	414,845
Mercantile Bank Corp.	13,840	558,859
Metrocity Bankshares, Inc.	27,412	658,436
Mid Penn Bancorp, Inc.	20,027	486,256
MidWestOne Financial Group, Inc.	15,987	430,210
National Bank Holdings Corp. Class A	12,898	479,677
NBT Bancorp, Inc.	20,174	845,492
Nicolet Bankshares, Inc.	9,838	791,762
Northfield Bancorp, Inc.	48,499	610,117
Northwest Bancshares, Inc.	62,673	782,159
OceanFirst Financial Corp.	20,798	361,053
Origin Bancorp, Inc.	13,173	468,564
Park National Corp.	4,914	652,874
Peoples Bancorp, Inc.	21,469	724,793
Popular, Inc.	7,663	628,902
Provident Financial Services, Inc.	20,903	376,881
QCR Holdings, Inc.	12,166	710,373
S&T Bancorp, Inc.	13,420	448,496
Sandy Spring Bancorp, Inc.	17,721	482,720
ServisFirst Bancshares, Inc.	7,942	529,175
Simmons First National Corp. Class A	26,057	516,971
SmartFinancial, Inc.	21,614	529,327
Southern Missouri Bancorp, Inc.	10,658	569,031
Southside Bancshares, Inc.	28,384	888,987
Stock Yards Bancorp, Inc.	8,965	461,608
Tompkins Financial Corp.	10,262	618,080
Towne Bank	17,440	519,014
TriCo Bancshares	10,646	457,459
TrustCo Bank Corp.	15,780	489,969

See accompanying notes to financial statements.
144

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Trustmark Corp.	19,955	$ 556,345
UMB Financial Corp.	7,517	628,045
Univest Financial Corp.	18,381	404,933
WaFd, Inc.	16,095	530,491
Washington Trust Bancorp, Inc.	16,826	544,826
WesBanco, Inc.	13,766	431,839
West BanCorp, Inc.	22,099	468,499
Westamerica BanCorp	18,232	1,028,467
		52,951,983
BEVERAGES — 0.2%
Primo Water Corp.	26,148	393,527
BIOTECHNOLOGY — 1.4%
Agios Pharmaceuticals, Inc. (a)	8,168	181,901
Alkermes PLC (a)	8,725	242,031
Anika Therapeutics, Inc. (a)	7,316	165,781
Blueprint Medicines Corp. (a)	3,705	341,749
Crinetics Pharmaceuticals, Inc. (a)	8,806	313,317
Eagle Pharmaceuticals, Inc. (a)	10,511	54,973
Emergent BioSolutions, Inc. (a) (b)	15,994	38,386
Enanta Pharmaceuticals, Inc. (a)	3,450	32,464
Immatics NV (a)	30,100	316,953
Ironwood Pharmaceuticals, Inc. (a)	25,893	296,216
Mural Oncology PLC (a)	875	5,180
PTC Therapeutics, Inc. (a)	4,814	132,674
Sinovac Biotech Ltd. (a)	30,008	194,152
Travere Therapeutics, Inc. (a)	7,532	67,713
Vanda Pharmaceuticals, Inc. (a)	27,479	115,961
Xencor, Inc. (a)	7,599	161,327
		2,660,778
BUILDING PRODUCTS — 2.2%
Apogee Enterprises, Inc.	6,830	364,790
Armstrong World Industries, Inc.	5,428	533,681
AZZ, Inc.	7,726	448,803
CSW Industrials, Inc.	3,538	733,817
Gibraltar Industries, Inc. (a)	5,448	430,283
Janus International Group, Inc. (a)	32,308	421,619
Simpson Manufacturing Co., Inc.	3,230	639,476
Zurn Elkay Water Solutions Corp.	16,185	476,001
		4,048,470
CAPITAL MARKETS — 1.0%
Artisan Partners Asset Management, Inc. Class A	6,699	295,962
Diamond Hill Investment Group, Inc.	2,987	494,617
PJT Partners, Inc. Class A (b)	7,884	803,143
WisdomTree, Inc.	34,769	240,949
		1,834,671
CHEMICALS — 3.4%
American Vanguard Corp.	12,697	139,286
Balchem Corp.	4,286	637,542
Cabot Corp.	3,074	256,679
Ecovyst, Inc. (a)	30,931	302,196
Hawkins, Inc.	8,590	604,908
Security Description	Shares	Value
HB Fuller Co.	4,158	$ 338,503
Innospec, Inc.	3,574	440,460
Mativ Holdings, Inc.	10,630	162,745
Minerals Technologies, Inc.	5,888	419,873
NewMarket Corp.	2,931	1,599,828
Quaker Chemical Corp.	1,436	306,471
Sensient Technologies Corp.	8,467	558,822
Stepan Co.	5,904	558,223
		6,325,536
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	6,830	306,189
Brady Corp. Class A	9,954	584,200
Casella Waste Systems, Inc. Class A (a)	6,809	581,897
Ennis, Inc.	37,529	822,261
Healthcare Services Group, Inc. (a)	23,795	246,754
HNI Corp.	19,198	803,052
Matthews International Corp. Class A	8,029	294,263
Stericycle, Inc. (a)	7,370	365,257
UniFirst Corp.	2,792	510,685
		4,514,558
COMMUNICATIONS EQUIPMENT — 0.9%
Digi International, Inc. (a)	7,083	184,158
Harmonic, Inc. (a) (b)	19,380	252,715
Ituran Location & Control Ltd.	13,395	364,880
NETGEAR, Inc. (a)	11,509	167,801
NetScout Systems, Inc. (a)	18,438	404,714
Viavi Solutions, Inc. (a)	39,391	396,668
		1,770,936
CONSTRUCTION & ENGINEERING — 1.7%
Arcosa, Inc.	8,039	664,343
Argan, Inc.	12,365	578,558
Construction Partners, Inc. Class A (a)	10,516	457,656
Great Lakes Dredge & Dock Corp. (a)	54,076	415,304
IES Holdings, Inc. (a)	7,268	575,771
MYR Group, Inc. (a)	2,346	339,302
Northwest Pipe Co. (a)	6,834	206,797
		3,237,731
CONSUMER FINANCE — 0.1%
PRA Group, Inc. (a)	6,722	176,116
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.5%
Ingles Markets, Inc. Class A	3,933	339,693
PriceSmart, Inc.	5,031	381,249
Weis Markets, Inc.	4,773	305,281
		1,026,223
CONTAINERS & PACKAGING — 0.3%
TriMas Corp.	21,660	548,648
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	5,299	312,376
Carriage Services, Inc.	6,525	163,190

See accompanying notes to financial statements.
145

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Frontdoor, Inc. (a)	9,104	$ 320,643
Graham Holdings Co. Class B	685	477,116
Grand Canyon Education, Inc. (a)	2,634	347,793
Perdoceo Education Corp.	15,610	274,112
Strategic Education, Inc.	3,004	277,480
		2,172,710
DIVERSIFIED REITs — 1.0%
Armada Hoffler Properties, Inc. REIT	36,267	448,623
CTO Realty Growth, Inc. REIT	31,564	547,004
Gladstone Commercial Corp. REIT (b)	36,968	489,456
One Liberty Properties, Inc. REIT	17,323	379,547
		1,864,630
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Anterix, Inc. (a)	8,315	277,056
ATN International, Inc.	8,610	335,532
Cogent Communications Holdings, Inc. (b)	7,362	559,954
EchoStar Corp. Class A (a) (b)	20,710	343,164
Liberty Latin America Ltd. Class C (a)	28,041	205,821
Lumen Technologies, Inc. (a) (b)	76,426	139,859
Shenandoah Telecommunications Co.	12,258	265,018
		2,126,404
ELECTRIC UTILITIES — 1.2%
Hawaiian Electric Industries, Inc. (b)	23,859	338,559
MGE Energy, Inc.	14,261	1,031,213
PNM Resources, Inc.	19,190	798,304
		2,168,076
ELECTRICAL EQUIPMENT — 0.2%
EnerSys	3,631	366,586
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Advanced Energy Industries, Inc.	2,467	268,706
AudioCodes Ltd.	15,099	182,245
Avnet, Inc.	7,072	356,429
Badger Meter, Inc.	3,727	575,337
Benchmark Electronics, Inc.	12,987	358,961
CTS Corp.	6,560	286,934
ePlus, Inc. (a)	6,408	511,615
Fabrinet (a)	2,259	429,955
Hollysys Automation Technologies Ltd. (a) (b)	18,624	490,742
Kimball Electronics, Inc. (a)	8,989	242,253
Knowles Corp. (a)	18,010	322,559
Methode Electronics, Inc.	9,194	208,980
Mirion Technologies, Inc. (a) (b)	34,728	355,962
OSI Systems, Inc. (a)	5,264	679,319
Plexus Corp. (a)	4,202	454,362
Sanmina Corp. (a)	4,515	231,936
ScanSource, Inc. (a)	8,089	320,405
Security Description	Shares	Value
TTM Technologies, Inc. (a)	16,751	$ 264,833
Vishay Intertechnology, Inc.	14,045	336,659
Vishay Precision Group, Inc. (a)	6,470	220,433
		7,098,625
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	13,481	207,607
Cactus, Inc. Class A	2,774	125,940
Dril-Quip, Inc. (a)	5,689	132,383
Expro Group Holdings NV (a)	4,889	77,833
Helmerich & Payne, Inc.	2,942	106,559
		650,322
FINANCIAL SERVICES — 1.6%
Alerus Financial Corp.	26,995	604,418
Cannae Holdings, Inc. (a)	16,350	318,989
Cass Information Systems, Inc.	11,744	529,067
EVERTEC, Inc.	12,066	493,982
Waterstone Financial, Inc.	29,229	415,052
Western Union Co.	52,410	624,727
		2,986,235
FOOD PRODUCTS — 1.2%
Cal-Maine Foods, Inc.	9,661	554,445
J & J Snack Foods Corp.	4,144	692,628
John B Sanfilippo & Son, Inc.	5,038	519,116
Nomad Foods Ltd. (a)	27,991	474,447
		2,240,636
GAS UTILITIES — 1.4%
Chesapeake Utilities Corp.	7,593	802,049
Southwest Gas Holdings, Inc.	15,773	999,219
Spire, Inc.	13,933	868,583
		2,669,851
GROUND TRANSPORTATION — 0.9%
Heartland Express, Inc.	53,149	757,905
Marten Transport Ltd.	20,469	429,439
Werner Enterprises, Inc.	13,018	551,573
		1,738,917
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
AngioDynamics, Inc. (a)	19,359	151,775
Artivion, Inc. (a)	15,876	283,863
AtriCure, Inc. (a)	6,215	221,813
Avanos Medical, Inc. (a)	8,967	201,130
Cerus Corp. (a)	65,902	142,348
CONMED Corp.	3,247	355,579
Haemonetics Corp. (a)	3,055	261,233
ICU Medical, Inc. (a)	2,395	238,877
Inari Medical, Inc. (a)	2,939	190,800
Integer Holdings Corp. (a)	3,681	364,714
Integra LifeSciences Holdings Corp. (a)	7,409	322,662
iRadimed Corp.	4,354	206,684
LeMaitre Vascular, Inc.	6,145	348,790
LivaNova PLC (a)	6,678	345,520
Merit Medical Systems, Inc. (a)	3,398	258,112

See accompanying notes to financial statements.
146

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Neogen Corp. (a) (b)	13,627	$ 274,039
Nevro Corp. (a)	4,985	107,277
Omnicell, Inc. (a)	4,695	176,673
Orchestra BioMed Holdings, Inc. (a) (b)	29,871	272,722
Orthofix Medical, Inc. (a)	17,131	230,926
OrthoPediatrics Corp. (a)	5,603	182,154
Silk Road Medical, Inc. (a)	3,398	41,693
UFP Technologies, Inc. (a)	3,595	618,484
Varex Imaging Corp. (a)	13,050	267,525
		6,065,393
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Addus HomeCare Corp. (a)	3,014	279,850
Amedisys, Inc. (a)	2,416	229,665
AMN Healthcare Services, Inc. (a)	3,074	230,181
Brookdale Senior Living, Inc. (a)	52,171	303,635
National HealthCare Corp.	18,717	1,729,824
National Research Corp.	7,544	298,441
Patterson Cos., Inc.	10,083	286,861
Pediatrix Medical Group, Inc. (a)	10,357	96,320
Premier, Inc. Class A	20,885	466,989
Select Medical Holdings Corp.	8,683	204,051
U.S. Physical Therapy, Inc.	2,452	228,379
Worthington Enterprises, Inc. (b)	4,380	252,069
		4,606,265
HEALTH CARE REITs — 1.5%
Community Healthcare Trust, Inc. REIT	15,834	421,818
Global Medical REIT, Inc.	43,874	487,002
LTC Properties, Inc. REIT	12,760	409,851
National Health Investors, Inc. REIT	8,302	463,667
Physicians Realty Trust REIT	46,078	613,298
Universal Health Realty Income Trust REIT	8,969	387,909
		2,783,545
HEALTH CARE TECHNOLOGY — 0.4%
Computer Programs & Systems, Inc. (a)	13,250	148,400
HealthStream, Inc.	19,469	526,247
		674,647
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc.	23,139	384,339
HOTELS, RESTAURANTS & LEISURE — 0.9%
Accel Entertainment, Inc. (a)	22,176	227,747
Arcos Dorados Holdings, Inc. Class A (b)	28,277	358,835
Cracker Barrel Old Country Store, Inc. (b)	2,228	171,734
MakeMyTrip Ltd. (a)	7,620	357,988
Papa John's International, Inc.	3,211	244,775
Wendy's Co.	19,745	384,633
		1,745,712
Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	706	$ 244,714
Ethan Allen Interiors, Inc.	9,797	312,720
Helen of Troy Ltd. (a)	3,374	407,613
La-Z-Boy, Inc.	11,100	409,812
Leggett & Platt, Inc.	8,293	217,028
MDC Holdings, Inc.	6,716	371,059
Tri Pointe Homes, Inc. (a)	8,705	308,157
		2,271,103
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	8,032	402,483
WD-40 Co.	2,853	682,067
		1,084,550
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	60,874	603,870
INSURANCE — 2.9%
AMERISAFE, Inc.	15,738	736,224
CNO Financial Group, Inc.	17,231	480,745
Employers Holdings, Inc.	12,429	489,703
Enstar Group Ltd. (a)	2,775	816,821
Horace Mann Educators Corp.	22,543	737,156
James River Group Holdings Ltd.	19,056	176,077
Safety Insurance Group, Inc.	11,389	865,450
United Fire Group, Inc.	14,470	291,136
White Mountains Insurance Group Ltd.	602	906,016
		5,499,328
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	4,510	303,027
IT SERVICES — 0.3%
Hackett Group, Inc.	21,372	486,640
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Clarus Corp.	24,410	168,307
Johnson Outdoors, Inc. Class A	4,050	216,351
Sturm Ruger & Co., Inc.	5,136	233,431
		618,089
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mesa Laboratories, Inc.	1,861	194,977
MACHINERY — 5.0%
Alamo Group, Inc.	2,565	539,138
Albany International Corp. Class A	3,049	299,473
Allison Transmission Holdings, Inc.	9,914	576,499
Barnes Group, Inc.	7,347	239,733
Columbus McKinnon Corp.	8,516	332,294
Douglas Dynamics, Inc.	11,831	351,144
ESCO Technologies, Inc.	4,682	547,935
Federal Signal Corp.	8,157	625,968
Franklin Electric Co., Inc.	6,445	622,909
Gorman-Rupp Co.	23,793	845,365
Hillenbrand, Inc.	6,253	299,206
Kadant, Inc.	1,985	556,415
Lindsay Corp.	3,564	460,326

See accompanying notes to financial statements.
147

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Luxfer Holdings PLC	15,380	$ 137,497
Miller Industries, Inc.	13,397	566,559
Mueller Industries, Inc.	8,825	416,099
Mueller Water Products, Inc. Class A	27,825	400,680
SPX Technologies, Inc. (a)	4,777	482,525
Standex International Corp.	3,049	482,901
Tennant Co.	6,389	592,196
		9,374,862
MARINE — 0.2%
Kirby Corp. (a)	3,770	295,870
MEDIA — 0.9%
Altice USA, Inc. Class A (a)	47,472	154,284
Cable One, Inc.	543	302,228
John Wiley & Sons, Inc. Class A	9,413	298,769
Scholastic Corp.	6,339	238,980
TechTarget, Inc. (a)	5,058	176,322
TEGNA, Inc.	27,092	414,508
Thryv Holdings, Inc. (a)	8,987	182,886
		1,767,977
METALS & MINING — 0.6%
Arch Resources, Inc.	958	158,970
Materion Corp.	2,312	300,861
SunCoke Energy, Inc.	17,526	188,229
Tredegar Corp.	21,603	116,872
Warrior Met Coal, Inc.	5,281	321,983
Worthington Steel, Inc. (a)	4,380	123,078
		1,209,993
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
KKR Real Estate Finance Trust, Inc. REIT	58,389	772,486
MULTI-UTILITIES — 0.5%
Northwestern Energy Group, Inc.	17,153	872,916
OFFICE REITs — 3.6%
Brandywine Realty Trust REIT	76,479	412,986
Cousins Properties, Inc. REIT	22,031	536,455
Douglas Emmett, Inc. REIT (b)	37,340	541,430
Easterly Government Properties, Inc. REIT	53,371	717,306
Equity Commonwealth REIT	127,359	2,445,293
JBG SMITH Properties REIT	32,905	559,714
Kilroy Realty Corp. REIT	16,702	665,408
Piedmont Office Realty Trust, Inc. Class A REIT	50,461	358,778
Postal Realty Trust, Inc. Class A REIT	33,600	489,216
		6,726,586
OIL, GAS & CONSUMABLE FUELS — 0.9%
CVR Energy, Inc.	3,480	105,444
Delek U.S. Holdings, Inc.	4,959	127,942
Permian Basin Royalty Trust (b)	6,315	88,157
REX American Resources Corp. (a)	9,450	446,985
Security Description	Shares	Value
Sabine Royalty Trust (b)	4,775	$ 324,032
San Juan Basin Royalty Trust (b)	9,633	48,936
SFL Corp. Ltd.	36,287	409,317
Sitio Royalties Corp. Class A	4,895	115,082
		1,665,895
PERSONAL PRODUCTS — 0.2%
Herbalife Ltd. (a)	12,172	185,745
USANA Health Sciences, Inc. (a)	3,991	213,917
		399,662
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a) (b)	8,096	500,738
ANI Pharmaceuticals, Inc. (a)	5,375	296,377
Corcept Therapeutics, Inc. (a)	9,618	312,393
Harmony Biosciences Holdings, Inc. (a)	4,347	140,408
Innoviva, Inc. (a)	31,893	511,564
Nuvation Bio, Inc. (a)	90,805	137,115
Pacira BioSciences, Inc. (a)	8,001	269,954
Phibro Animal Health Corp. Class A	19,774	228,983
Prestige Consumer Healthcare, Inc. (a)	8,680	531,390
Supernus Pharmaceuticals, Inc. (a)	6,929	200,525
Theravance Biopharma, Inc. (a) (b)	14,514	163,137
		3,292,584
PROFESSIONAL SERVICES — 2.3%
ASGN, Inc. (a)	2,652	255,043
CBIZ, Inc. (a)	12,110	757,965
CSG Systems International, Inc.	9,783	520,553
Forrester Research, Inc. (a)	11,608	311,210
Huron Consulting Group, Inc. (a)	4,025	413,770
IBEX Holdings Ltd. (a)	8,008	152,232
ICF International, Inc.	6,108	819,022
Kforce, Inc.	5,285	357,055
Resources Connection, Inc.	32,436	459,618
TrueBlue, Inc. (a)	16,095	246,897
		4,293,365
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Kennedy-Wilson Holdings, Inc.	25,223	312,261
Marcus & Millichap, Inc. (b)	10,990	480,043
Tejon Ranch Co. (a)	35,539	611,271
		1,403,575
RESIDENTIAL REITs — 0.7%
Centerspace REIT	8,270	481,314
Elme Communities REIT	29,297	427,736
Independence Realty Trust, Inc. REIT	25,303	387,136
		1,296,186
RETAIL REITs — 0.8%
Getty Realty Corp. REIT	19,782	578,030
NETSTREIT Corp.	32,938	587,943

See accompanying notes to financial statements.
148

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Saul Centers, Inc. REIT	9,857	$ 387,085
		1,553,058
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Camtek Ltd. (a) (b)	7,876	546,437
CEVA, Inc. (a)	8,028	182,316
Diodes, Inc. (a)	2,278	183,424
Nova Ltd. (a)	3,194	438,824
NVE Corp.	3,170	248,623
		1,599,624
SOFTWARE — 3.4%
A10 Networks, Inc.	17,225	226,853
ACI Worldwide, Inc. (a)	13,765	421,209
American Software, Inc. Class A	19,245	217,469
Blackbaud, Inc. (a)	6,458	559,909
BlackLine, Inc. (a)	4,103	256,191
Box, Inc. Class A (a)	9,137	233,999
CommVault Systems, Inc. (a)	6,926	553,041
E2open Parent Holdings, Inc. (a)	68,150	299,179
Envestnet, Inc. (a)	5,286	261,763
InterDigital, Inc.	3,525	382,604
Magic Software Enterprises Ltd.	23,293	225,709
Model N, Inc. (a)	7,810	210,323
nCino, Inc. (a)	14,919	501,726
Progress Software Corp.	6,809	369,729
Q2 Holdings, Inc. (a)	7,689	333,779
Qualys, Inc. (a)	2,322	455,762
Radware Ltd. (a)	16,272	271,417
Sapiens International Corp. NV	13,976	404,465
Verint Systems, Inc. (a)	8,537	230,755
		6,415,882
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	19,526	494,008
PotlatchDeltic Corp. REIT	8,588	421,671
		915,679
SPECIALTY RETAIL — 1.1%
Arko Corp.	79,817	658,490
Buckle, Inc. (b)	5,125	243,540
Group 1 Automotive, Inc.	860	262,077
Monro, Inc.	6,826	200,275
PetMed Express, Inc.	12,846	97,116
Winmark Corp.	1,346	562,022
		2,023,520
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc.	4,949	370,631
Security Description	Shares	Value
Oxford Industries, Inc.	1,942	$ 194,200
Steven Madden Ltd.	8,179	343,518
		908,349
TRADING COMPANIES & DISTRIBUTORS — 1.2%
GATX Corp.	4,457	535,821
McGrath RentCorp	5,676	678,963
Rush Enterprises, Inc. Class A	13,109	659,383
Transcat, Inc. (a)	4,052	443,005
		2,317,172
WATER UTILITIES — 0.3%
Artesian Resources Corp. Class A	12,843	532,342
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	18,622	341,714
TOTAL COMMON STOCKS (Cost $190,592,583)		187,027,104
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	386,541	386,695
State Street Navigator Securities Lending Portfolio II (f) (g)	1,951,779	1,951,779
TOTAL SHORT-TERM INVESTMENTS (Cost $2,338,493)		2,338,474
TOTAL INVESTMENTS — 100.9% (Cost $192,931,076)		189,365,578
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,663,988)
NET ASSETS — 100.0%		$ 187,701,590
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
149

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$186,832,952	$194,152	$—	$187,027,104
Short-Term Investments	2,338,474	—	—	2,338,474
TOTAL INVESTMENTS	$189,171,426	$194,152	$—	$189,365,578

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	350,625	$ 350,695	$ 5,546,108	$ 5,510,158	$69	$(19)	386,541	$ 386,695	$ 7,626
State Street Navigator Securities Lending Portfolio II	4,129,146	4,129,146	15,838,242	18,015,609	—	—	1,951,779	1,951,779	15,581
Total		$4,479,841	$21,384,350	$23,525,767	$69	$(19)		$2,338,474	$23,207
See accompanying notes to financial statements.
150

[This Page Intentionally Left Blank]
151

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 111,004,486	$597,570,648	$162,576,065	$767,130,350
Investments in affiliated issuers, at value	213,685	3,617,661	1,100,100	9,954,246
Total Investments	111,218,171	601,188,309	163,676,165	777,084,596
Net cash at broker	—	17,694	1,587	20,158
Cash	—	38	496	—
Receivable from broker — accumulated variation margin on futures contracts	—	56,732	5,157	114,089
Receivable for investments sold	—	11	11	—
Receivable for fund shares sold	—	—	—	800
Dividends receivable — unaffiliated issuers	101,520	888,030	166,573	2,169,373
Dividends receivable — affiliated issuers	937	5,141	2,483	33,869
Securities lending income receivable — unaffiliated issuers	—	54	41	18,724
Securities lending income receivable — affiliated issuers	—	22,021	468	21,546
Other receivable	—	—	1,056	9,402
TOTAL ASSETS	111,320,628	602,178,030	163,854,037	779,472,557
LIABILITIES
Payable upon return of securities loaned	—	2,406,853	774,462	5,316,163
Payable for investments purchased	—	—	—	—
Advisory fee payable	9,227	98,958	26,990	129,653
Trustees’ fees and expenses payable	30	262	527	772
TOTAL LIABILITIES	9,257	2,506,073	801,979	5,446,588
NET ASSETS	$ 111,311,371	$599,671,957	$163,052,058	$774,025,969
NET ASSETS CONSIST OF:
Paid-in capital	$101,448,940	$612,434,608	$253,965,827	$812,427,052
Total distributable earnings (loss)	9,862,431	(12,762,651)	(90,913,769)	(38,401,083)
NET ASSETS	$ 111,311,371	$599,671,957	$163,052,058	$774,025,969
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.02	$ 114.44	$ 104.52	$ 100.65
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,120,000	5,240,000	1,560,000	7,690,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 99,304,484	$522,798,533	$135,968,073	$734,946,876
Investments in affiliated issuers	213,685	3,617,607	1,088,630	9,723,377
Total cost of investments	$ 99,518,169	$526,416,140	$137,056,703	$744,670,253
* Includes investments in securities on loan, at value	$ —	$ 3,036,933	$ 849,211	$ 6,350,179
See accompanying notes to financial statements.
152

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$2,275,051,037	$2,766,422,383	$1,106,306,139	$3,053,729,796	$ 3,984,695,647
115,982,830	80,535,756	1,869,713	159,880,485	308,047,403
2,391,033,867	2,846,958,139	1,108,175,852	3,213,610,281	4,292,743,050
—	—	40,562	—	—
225,626	186,328	—	34,862	47,145
—	—	21,160	—	—
3,070,343	4,989,390	—	10,279,812	24,320,031
—	21,340	1,443	52,792	84,917
2,149,753	4,902,998	800,970	2,474,249	7,290,294
5,483	11,721	13,481	18,420	33,886
3,525	9,107	—	18,738	24,751
30,967	34,978	—	34,837	86,888
—	—	1,361	—	—
2,396,519,564	2,857,114,001	1,109,054,829	3,226,523,991	4,324,630,962

114,974,942	78,833,318	—	159,151,325	300,748,170
3,549,746	4,974,385	—	12,663,495	31,461,965
282,639	320,304	92,458	368,790	506,062
274	2,381	110	379	2,509
118,807,601	84,130,388	92,568	172,183,989	332,718,706
$ 2,277,711,963	$2,772,983,613	$1,108,962,261	$3,054,340,002	$ 3,991,912,256

$2,648,167,008	$3,318,559,283	$ 987,889,370	$3,295,371,549	$ 5,223,058,406
(370,455,045)	(545,575,670)	121,072,891	(241,031,547)	(1,231,146,150)
$ 2,277,711,963	$2,772,983,613	$1,108,962,261	$3,054,340,002	$ 3,991,912,256

$ 75.67	$ 73.36	$ 46.16	$ 83.57	$ 83.25
30,100,000	37,800,000	24,025,000	36,550,028	47,952,102

$2,035,285,862	$2,707,689,013	$ 968,374,567	$2,516,733,540	$ 3,885,665,181
115,982,846	80,535,863	1,854,936	159,880,554	308,048,061
$2,151,268,708	$2,788,224,876	$ 970,229,503	$2,676,614,094	$ 4,193,713,242
$ 162,083,365	$ 148,822,899	$ —	$ 275,660,301	$ 562,810,649
153

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2023 (Unaudited)

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
ASSETS
Investments in unaffiliated issuers, at value*	$90,880,459	$290,048,217	$ 259,570,534	$17,387,939
Investments in affiliated issuers, at value	171,272	1,557,880	26,809,804	333,377
Total Investments	91,051,731	291,606,097	286,380,338	17,721,316
Foreign currency, at value	—	—	—	—
Cash	278	2,722	—	—
Receivable for investments sold	3,720	42,278	2,570,805	—
Receivable for fund shares sold	—	—	1,436,688	—
Dividends receivable — unaffiliated issuers	64,951	351,915	316,143	2,385
Dividends receivable — affiliated issuers	331	5,933	2,653	238
Securities lending income receivable — unaffiliated issuers	8	5	17,063	38
Securities lending income receivable — affiliated issuers	24	268	25,965	82
Receivable for foreign taxes recoverable	—	272	—	—
Other receivable	612	—	—	—
TOTAL ASSETS	91,121,655	292,009,490	290,749,655	17,724,059
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	68,266	616,114	26,597,450	278,075
Payable for investments purchased	23,888	405,177	2,951,965	—
Payable for fund shares repurchased	—	—	1,436,688	—
Advisory fee payable	9,065	28,568	95,185	6,473
Trustees’ fees and expenses payable	16	41	231	9
TOTAL LIABILITIES	101,235	1,049,900	31,081,519	284,557
NET ASSETS	$91,020,420	$290,959,590	$ 259,668,136	$17,439,502
NET ASSETS CONSIST OF:
Paid-in capital	$85,975,910	$282,786,818	$ 446,280,564	$17,850,421
Total distributable earnings (loss)	5,044,510	8,172,772	(186,612,428)	(410,919)
NET ASSETS	$91,020,420	$290,959,590	$ 259,668,136	$17,439,502
NET ASSET VALUE PER SHARE
Net asset value per share	$ 202.27	$ 159.87	$ 71.83	$ 44.72
Shares outstanding (unlimited amount authorized, $0.01 par value)	450,000	1,820,000	3,615,000	390,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$71,103,410	$274,522,803	$ 335,982,932	$15,948,190
Investments in affiliated issuers	170,052	1,575,627	26,809,800	333,373
Total cost of investments	$71,273,462	$276,098,430	$ 362,792,732	$16,281,563
Foreign currency, at cost	$ —	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 86,088	$ 787,349	$ 44,035,500	$ 369,725
See accompanying notes to financial statements.
154

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$40,124,217	$ 19,322,922	$1,904,505,129	$ 44,007,795	$4,362,596	$752,553,477
1,084,904	1,713,696	171,742,937	4,175,386	9,100	4,798,045
41,209,121	21,036,618	2,076,248,066	48,183,181	4,371,696	757,351,522
—	—	14,987	307	—	—
—	—	—	—	—	190
—	—	3,848,033	—	19,739	24
—	241	—	—	—	—
5,638	20,244	1,233,347	27,244	4,938	1,730,510
301	188	14,787	532	57	5,524
958	2,898	113,871	20,256	—	271
2,499	6,180	549,825	16,850	—	270
—	1,511	96,691	—	—	—
—	—	—	—	—	—
41,218,517	21,067,880	2,082,119,607	48,248,370	4,396,430	759,088,311

—	—	167	—	—	—
964,304	1,684,471	169,285,062	4,145,365	—	3,481,932
—	—	3,844,587	—	25,053	—
—	—	—	—	—	—
14,815	7,683	311,546	16,537	427	78,535
6	20	306	59	7	137
979,125	1,692,174	173,441,668	4,161,961	25,487	3,560,604
$40,239,392	$ 19,375,706	$1,908,677,939	$ 44,086,409	$4,370,943	$755,527,707

$39,913,560	$ 35,606,740	$ 2,711,024,048	$ 147,879,898	$4,648,883	$ 796,599,112
325,832	(16,231,034)	(802,346,109)	(103,793,489)	(277,940)	(41,071,405)
$40,239,392	$ 19,375,706	$1,908,677,939	$ 44,086,409	$4,370,943	$755,527,707

$ 55.12	$ 34.60	$ 46.76	$ 31.49	$ 29.14	$ 145.01
730,000	560,000	40,815,000	1,400,000	150,000	5,210,000

$34,622,648	$ 23,709,714	$1,745,134,717	$ 61,353,393	$4,335,953	$718,562,928
1,084,907	1,713,693	171,742,569	4,175,382	9,099	4,798,076
$35,707,555	$ 25,423,407	$1,916,877,286	$ 65,528,775	$4,345,052	$723,361,004
$ —	$ —	$ 16,031	$ 299	$ —	$ —
$ 1,341,655	$ 2,423,514	$ 213,647,937	$ 7,909,143	$ —	$ 3,399,409
155

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2023 (Unaudited)

SPDR SSGA US Small Cap Low Volatility Index ETF
ASSETS
Investments in unaffiliated issuers, at value*	$187,027,104
Investments in affiliated issuers, at value	2,338,474
Total Investments	189,365,578
Cash	4
Dividends receivable — unaffiliated issuers	301,794
Dividends receivable — affiliated issuers	1,633
Securities lending income receivable — unaffiliated issuers	967
Securities lending income receivable — affiliated issuers	2,109
TOTAL ASSETS	189,672,085
LIABILITIES
Payable upon return of securities loaned	1,951,779
Advisory fee payable	18,609
Trustees’ fees and expenses payable	107
TOTAL LIABILITIES	1,970,495
NET ASSETS	$187,701,590
NET ASSETS CONSIST OF:
Paid-in capital	$241,350,340
Total distributable earnings (loss)	(53,648,750)
NET ASSETS	$187,701,590
NET ASSET VALUE PER SHARE
Net asset value per share	$ 112.40
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,670,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$190,592,583
Investments in affiliated issuers	2,338,493
Total cost of investments	$192,931,076
* Includes investments in securities on loan, at value	$ 5,854,415
See accompanying notes to financial statements.
156

[This Page Intentionally Left Blank]
157

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 691,896	$ 5,966,898	$ 1,198,273	$14,782,404
Dividend income — affiliated issuers	4,420	20,454	9,022	111,594
Unaffiliated securities lending income	—	1,677	477	27,285
Affiliated securities lending income	—	69,006	1,928	76,283
Foreign taxes withheld	—	(3,573)	(501)	(11,634)
TOTAL INVESTMENT INCOME (LOSS)	696,316	6,054,462	1,209,199	14,985,932
EXPENSES
Advisory fee	51,786	555,546	153,263	747,271
Trustees’ fees and expenses	533	3,004	1,245	4,494
Miscellaneous expenses	22	119	33	161
TOTAL EXPENSES	52,341	558,669	154,541	751,926
NET INVESTMENT INCOME (LOSS)	$ 643,975	$ 5,495,793	$ 1,054,658	$14,234,006
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	212,468	237,516	1,741,871	(550,349)
Investments — affiliated issuers	65	(55)	37	436
In-kind redemptions — unaffiliated issuers	—	1,858,283	925,845	8,550,819
In-kind redemptions — affiliated issuers	—	—	55	816
Futures contracts	—	35,859	21,816	113,106
Net realized gain (loss)	212,533	2,131,603	2,689,624	8,114,828
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	7,711,650	29,178,636	7,546,729	32,085,210
Investments — affiliated issuers	(2)	54	7,636	152,075
Futures contracts	—	26,780	(1,869)	25,456
Net change in unrealized appreciation/depreciation	7,711,648	29,205,470	7,552,496	32,262,741
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,924,181	31,337,073	10,242,120	40,377,569
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,568,156	$36,832,866	$ 11,296,778	$ 54,611,575
See accompanying notes to financial statements.
158

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$ 14,762,939	$ 23,597,715	$ 7,664,393	$ 19,624,273	$ 46,347,131
38,415	66,889	46,395	77,900	127,453
26,108	56,982	—	85,011	165,378
124,371	193,541	—	228,114	707,708
—	—	(2,805)	(37,240)	—
14,951,833	23,915,127	7,707,983	19,978,058	47,347,670

1,470,236	1,698,647	490,310	1,956,005	2,827,235
9,352	13,246	4,739	12,773	21,153
411	1,721	206	549	805
1,479,999	1,713,614	495,255	1,969,327	2,849,193
$ 13,471,834	$ 22,201,513	$ 7,212,728	$ 18,008,731	$ 44,498,477

(44,071,851)	(124,754,766)	(805,405)	(15,324,272)	(254,302,783)
263	907	(24,108)	1,705	1,341
7,504,268	162,417,358	3,389,199	10,774,812	392,722,636
—	—	555	—	—
—	—	89,329	—	—
(36,567,320)	37,663,499	2,649,570	(4,547,755)	138,421,194

170,992,486	114,646,122	74,050,716	256,388,288	168,579,912
(17)	(119)	79,268	(69)	(658)
—	—	9,358	—	—
170,992,469	114,646,003	74,139,342	256,388,219	168,579,254
134,425,149	152,309,502	76,788,912	251,840,464	307,000,448
$147,896,983	$ 174,511,015	$84,001,640	$269,849,195	$ 351,498,925
159

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 527,853	$ 3,027,339	$ 2,269,976	$106,164
Dividend income — affiliated issuers	2,286	16,186	10,509	624
Unaffiliated securities lending income	21	180	131,886	2,664
Affiliated securities lending income	500	2,729	117,930	964
Foreign taxes withheld	(228)	(462)	(71,525)	(176)
TOTAL INVESTMENT INCOME (LOSS)	530,432	3,045,972	2,458,776	110,240
EXPENSES
Advisory fee	50,535	151,727	620,034	38,014
Trustees’ fees and expenses	411	1,232	1,772	93
Miscellaneous expenses	18	53	61	4
TOTAL EXPENSES	50,964	153,012	621,867	38,111
NET INVESTMENT INCOME (LOSS)	$ 479,468	$ 2,892,960	$ 1,836,909	$ 72,129
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(877,867)	(819,282)	(12,597,066)	250,067
Investments — affiliated issuers	(9,839)	(13,068)	169	2
In-kind redemptions — unaffiliated issuers	1,919,153	802,013	(1,056,791)	151,262
In-kind redemptions — affiliated issuers	41	(9)	—	—
Foreign currency transactions	—	—	(14,053)	—
Net realized gain (loss)	1,031,488	(30,346)	(13,667,741)	401,331
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	6,750,842	20,298,282	(39,094,433)	(64,698)
Investments — affiliated issuers	6,368	39,157	4	4
Foreign currency translations	—	—	(128)	—
Net change in unrealized appreciation/depreciation	6,757,210	20,337,439	(39,094,557)	(64,694)
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,788,698	20,307,093	(52,762,298)	336,637
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,268,166	$23,200,053	$(50,925,389)	$408,766
See accompanying notes to financial statements.
160

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$ 92,782	$ 134,245	$ 6,417,893	$ 213,514	$ 45,094	$ 9,356,400
1,811	835	51,908	2,030	296	52,736
2,610	21,297	879,991	319,036	—	5,372
10,945	35,697	3,291,112	216,831	—	2,024
(395)	(5,590)	(179,362)	(4,207)	(42)	—
107,753	186,484	10,461,542	747,204	45,348	9,416,532

75,407	48,213	1,739,412	108,200	2,932	476,927
162	132	8,811	302	26	4,106
7	5	371	10	1	173
75,576	48,350	1,748,594	108,512	2,959	481,206
$ 32,177	$ 138,134	$ 8,712,948	$ 638,692	$ 42,389	$ 8,935,326

323,891	(742,118)	(89,933,699)	(15,297,504)	(39,230)	986,143
90	7	108	20	(4)	128
784,914	146,605	16,232,026	75,842	827,511	18,391,197
—	—	—	—	—	—
—	24	(176)	—	—	—
1,108,895	(595,482)	(73,701,741)	(15,221,642)	788,277	19,377,468

3,519,320	(466,723)	169,662,626	12,116,747	30,442	4,162,089
(4)	3	368	1	1	(85)
—	234	2,025	4	—	—
3,519,316	(466,486)	169,665,019	12,116,752	30,443	4,162,004
4,628,211	(1,061,968)	95,963,278	(3,104,890)	818,720	23,539,472
$4,660,388	$ (923,834)	$104,676,226	$ (2,466,198)	$861,109	$32,474,798
161

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2023 (Unaudited)

SPDR SSGA US Small Cap Low Volatility Index ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 2,481,751
Dividend income — affiliated issuers	7,626
Unaffiliated securities lending income	6,537
Affiliated securities lending income	15,581
Foreign taxes withheld	(6,812)
TOTAL INVESTMENT INCOME (LOSS)	2,504,683
EXPENSES
Advisory fee	111,063
Trustees’ fees and expenses	1,045
Miscellaneous expenses	40
TOTAL EXPENSES	112,148
NET INVESTMENT INCOME (LOSS)	$ 2,392,535
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	369,613
Investments — affiliated issuers	69
In-kind redemptions — unaffiliated issuers	1,291,851
Net realized gain (loss)	1,661,533
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	13,572,188
Investments — affiliated issuers	(19)
Net change in unrealized appreciation/depreciation	13,572,169
NET REALIZED AND UNREALIZED GAIN (LOSS)	15,233,702
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$17,626,237
See accompanying notes to financial statements.
162

[This Page Intentionally Left Blank]
163

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI USA Climate Paris Aligned ETF		SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 643,975	$ 1,274,252	$ 5,495,793	$ 10,109,008
Net realized gain (loss)	212,533	(1,768,261)	2,131,603	39,732,071
Net change in unrealized appreciation/depreciation	7,711,648	24,929,983	29,205,470	17,195,874
Net increase (decrease) in net assets resulting from operations	8,568,156	24,435,974	36,832,866	67,036,953
Net equalization credits and charges	786	(128,705)	(60,776)	27,344
Distributions to shareholders	(810,178)	(1,272,662)	(5,794,175)	(10,690,380)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	968,523	—	31,517,694	195,948,970
Cost of shares redeemed	—	(52,032,491)	(9,554,207)	(246,578,317)
Net income equalization	(786)	128,705	60,776	(27,344)
Net increase (decrease) in net assets from beneficial interest transactions	967,737	(51,903,786)	22,024,263	(50,656,691)
Contribution from affiliate (Note 4)	—	16,574	—	—
Net increase (decrease) in net assets during the period	8,726,501	(28,852,605)	53,002,178	5,717,226
Net assets at beginning of period	102,584,870	131,437,475	546,669,779	540,952,553
NET ASSETS AT END OF PERIOD	$ 111,311,371	$102,584,870	$599,671,957	$ 546,669,779
SHARES OF BENEFICIAL INTEREST:
Shares sold	40,000	—	290,000	1,870,000
Shares redeemed	—	(2,120,000)	(90,000)	(2,350,000)
Net increase (decrease) from share transactions	40,000	(2,120,000)	200,000	(480,000)
See accompanying notes to financial statements.
164

SPDR Russell 1000 Momentum Focus ETF		SPDR Russell 1000 Yield Focus ETF		SPDR S&P 400 Mid Cap Growth ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 1,054,658	$ 4,414,823	$ 14,234,006	$ 26,928,148	$ 13,471,834	$ 19,501,026
2,689,624	27,614,428	8,114,828	41,950,521	(36,567,320)	(140,216,097)
7,552,496	8,807,550	32,262,741	10,812,115	170,992,469	353,142,546
11,296,778	40,836,801	54,611,575	79,690,784	147,896,983	232,427,475
7,860	(111,661)	139,142	(6,682)	(564,258)	(369,296)
(1,131,980)	(4,578,436)	(12,957,260)	(27,371,410)	(14,429,889)	(21,188,775)

—	10,888,984	40,110,063	229,200,723	344,125,829	1,899,514,586
(3,918,059)	(158,267,565)	(66,911,769)	(302,178,618)	(49,113,871)	(1,551,069,205)
(7,860)	111,661	(139,142)	6,682	564,258	369,296
(3,925,919)	(147,266,920)	(26,940,848)	(72,971,213)	295,576,216	348,814,677
—	—	—	—	—	—
6,246,739	(111,120,216)	14,852,609	(20,658,521)	428,479,052	559,684,081
156,805,319	267,925,535	759,173,360	779,831,881	1,849,232,911	1,289,548,830
$163,052,058	$ 156,805,319	$774,025,969	$ 759,173,360	$2,277,711,963	$ 1,849,232,911

—	120,000	420,000	2,420,000	5,000,000	28,350,000
(40,000)	(1,640,000)	(700,000)	(3,200,000)	(700,000)	(23,700,000)
(40,000)	(1,520,000)	(280,000)	(780,000)	4,300,000	4,650,000
165

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 500 ESG ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,201,513	$ 42,034,839	$ 7,212,728	$ 10,542,839
Net realized gain (loss)	37,663,499	(79,661,934)	2,649,570	21,034,633
Net change in unrealized appreciation/depreciation	114,646,003	213,488,157	74,139,342	107,896,309
Net increase (decrease) in net assets resulting from operations	174,511,015	175,861,062	84,001,640	139,473,781
Net equalization credits and charges	(842,542)	(643,073)	208,056	661,129
Distributions to shareholders	(19,615,123)	(41,180,242)	(7,459,691)	(11,215,118)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,090,622,048	2,825,889,322	162,024,280	481,646,638
Cost of shares redeemed	(697,027,955)	(2,167,202,015)	(16,495,489)	(157,590,836)
Net income equalization	842,542	643,073	(208,056)	(661,129)
Net increase (decrease) in net assets from beneficial interest transactions	394,436,635	659,330,380	145,320,735	323,394,673
Contribution from affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	548,489,985	793,368,127	222,070,740	452,314,465
Net assets at beginning of period	2,224,493,628	1,431,125,501	886,891,521	434,577,056
NET ASSETS AT END OF PERIOD	$2,772,983,613	$ 2,224,493,628	$1,108,962,261	$ 886,891,521
SHARES OF BENEFICIAL INTEREST:
Shares sold	15,300,000	42,850,000	3,800,000	12,550,000
Shares redeemed	(9,850,000)	(34,150,000)	(375,000)	(3,950,000)
Net increase (decrease) from share transactions	5,450,000	8,700,000	3,425,000	8,600,000
See accompanying notes to financial statements.
166

SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF		SPDR S&P 1500 Momentum Tilt ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 18,008,731	$ 29,406,339	$ 44,498,477	$ 74,872,547	$ 479,468	$ 1,315,861
(4,547,755)	(193,996,545)	138,421,194	(104,384,976)	1,031,488	(222,599)
256,388,219	377,652,643	168,579,254	301,833,103	6,757,210	10,957,651
269,849,195	213,062,437	351,498,925	272,320,674	8,268,166	12,050,913
166,466	266,198	(319,133)	(368,324)	(6,286)	(18,884)
(17,599,655)	(30,198,647)	(49,385,024)	(72,577,342)	(441,030)	(1,308,052)

311,718,028	521,554,835	1,194,231,657	1,436,056,622	5,446,892	22,286,242
(40,070,292)	(212,263,544)	(1,328,875,701)	(1,646,581,413)	(5,677,730)	(21,989,657)
(166,466)	(266,198)	319,133	368,324	6,286	18,884
271,481,270	309,025,093	(134,324,911)	(210,156,467)	(224,552)	315,469
—	—	—	—	—	99,073
523,897,276	492,155,081	167,469,857	(10,781,459)	7,596,298	11,138,519
2,530,442,726	2,038,287,645	3,824,442,399	3,835,223,858	83,424,122	72,285,603
$3,054,340,002	$2,530,442,726	$ 3,991,912,256	$ 3,824,442,399	$91,020,420	$ 83,424,122

4,200,000	6,950,000	14,850,000	18,700,000	30,000	130,000
(550,000)	(2,950,000)	(16,450,000)	(22,150,000)	(30,000)	(130,000)
3,650,000	4,000,000	(1,600,000)	(3,450,000)	—	—
167

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Value Tilt ETF		SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,892,960	$ 4,867,747	$ 1,836,909	$ 2,697,484
Net realized gain (loss)	(30,346)	881,052	(13,667,741)	(13,544,835)
Net change in unrealized appreciation/depreciation	20,337,439	21,367,943	(39,094,557)	31,917,632
Net increase (decrease) in net assets resulting from operations	23,200,053	27,116,742	(50,925,389)	21,070,281
Net equalization credits and charges	51,223	(9,974)	(59,093)	159,400
Distributions to shareholders	(2,855,108)	(4,870,940)	(1,910,517)	(3,050,067)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	44,849,056	34,707,187	13,308,452	67,574,102
Cost of shares redeemed	(5,590,919)	(29,129,613)	(40,018,507)	(13,349,970)
Net income equalization	(51,223)	9,974	59,093	(159,400)
Net increase (decrease) in net assets from beneficial interest transactions	39,206,914	5,587,548	(26,650,962)	54,064,732
Net increase (decrease) in net assets during the period	59,603,082	27,823,376	(79,545,961)	72,244,346
Net assets at beginning of period	231,356,508	203,533,132	339,214,097	266,969,751
NET ASSETS AT END OF PERIOD	$290,959,590	$231,356,508	$259,668,136	$339,214,097
SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	250,000	190,000	750,000
Shares redeemed	(40,000)	(210,000)	(580,000)	(160,000)
Net increase (decrease) from share transactions	260,000	40,000	(390,000)	590,000
See accompanying notes to financial statements.
168

SPDR S&P Kensho Final Frontiers ETF		SPDR S&P Kensho Future Security ETF		SPDR S&P Kensho Intelligent Structures ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 72,129	$ 89,772	$ 32,177	$ 30,704	$ 138,134	$ 449,685
401,331	30,971	1,108,895	(1,522,317)	(595,482)	(5,535,197)
(64,694)	3,730,587	3,519,316	4,553,130	(466,486)	8,537,888
408,766	3,851,330	4,660,388	3,061,517	(923,834)	3,452,376
(1,778)	(3,764)	(1,096)	(1,267)	(1,453)	(10,210)
(71,171)	(91,719)	(35,384)	(25,158)	(112,932)	(416,542)

—	—	6,313,248	8,158,517	—	374,606
(821,539)	(3,144,844)	(3,417,439)	(7,055,801)	(2,953,557)	(11,201,839)
1,778	3,764	1,096	1,267	1,453	10,210
(819,761)	(3,141,080)	2,896,905	1,103,983	(2,952,104)	(10,817,023)
(483,944)	614,767	7,520,813	4,139,075	(3,990,323)	(7,791,399)
17,923,446	17,308,679	32,718,579	28,579,504	23,366,029	31,157,428
$17,439,502	$17,923,446	$40,239,392	$32,718,579	$19,375,706	$ 23,366,029

—	—	130,000	180,000	—	10,000
(20,000)	(80,000)	(70,000)	(160,000)	(90,000)	(330,000)
(20,000)	(80,000)	60,000	20,000	(90,000)	(320,000)
169

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF		SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,712,948	$ 22,189,756	$ 638,692	$ 1,365,106
Net realized gain (loss)	(73,701,741)	(176,364,459)	(15,221,642)	(25,966,932)
Net change in unrealized appreciation/depreciation	169,665,019	330,937,419	12,116,752	23,290,874
Net increase (decrease) in net assets resulting from operations	104,676,226	176,762,716	(2,466,198)	(1,310,952)
Net equalization credits and charges	(45,912)	(439,004)	80,591	244,150
Distributions to shareholders	(14,078,082)	(22,478,195)	(806,970)	(1,376,377)
Return of capital	—	—	—	—
Total Distributions to shareholders	(14,078,082)	(22,478,195)	(806,970)	(1,376,377)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	73,041,090	225,934,058	—	1,590,905
Cost of shares redeemed	(65,011,998)	(107,263,615)	(6,477,041)	(22,204,560)
Net income equalization	45,912	439,004	(80,591)	(244,150)
Net increase (decrease) in net assets from beneficial interest transactions	8,075,004	119,109,447	(6,557,632)	(20,857,805)
Net increase (decrease) in net assets during the period	98,627,236	272,954,964	(9,750,209)	(23,300,984)
Net assets at beginning of period	1,810,050,703	1,537,095,739	53,836,618	77,137,602
NET ASSETS AT END OF PERIOD	$1,908,677,939	$1,810,050,703	$ 44,086,409	$ 53,836,618
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,740,000	5,360,000	—	50,000
Shares redeemed	(1,530,000)	(2,640,000)	(210,000)	(680,000)
Net increase (decrease) from share transactions	210,000	2,720,000	(210,000)	(630,000)
See accompanying notes to financial statements.
170

SPDR S&P SmallCap 600 ESG ETF		SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 42,389	$ 48,393	$ 8,935,326	$ 12,780,355	$ 2,392,535	$ 5,201,788
788,277	(199,486)	19,377,468	794,173	1,661,533	4,544,945
30,443	448,008	4,162,004	45,126,192	13,572,169	(7,620,238)
861,109	296,915	32,474,798	58,700,720	17,626,237	2,126,495
(10,698)	1,007	497,503	(1,213,314)	188,761	10,883
(42,965)	(50,033)	(9,490,385)	(13,326,785)	(2,666,447)	(5,499,034)
—	(2,510)	—	—	—	—
(42,965)	(52,543)	(9,490,385)	(13,326,785)	(2,666,447)	(5,499,034)

14,483,670	1,264,444	40,519,646	284,150,030	4,315,043	24,236,473
(14,904,895)	—	(125,697,911)	(69,545,218)	(22,537,750)	(15,984,066)
10,698	(1,007)	(497,503)	1,213,314	(188,761)	(10,883)
(410,527)	1,263,437	(85,675,768)	215,818,126	(18,411,468)	8,241,524
396,919	1,508,816	(62,193,852)	259,978,747	(3,262,917)	4,879,868
3,974,024	2,465,208	817,721,559	557,742,812	190,964,507	186,084,639
$ 4,370,943	$3,974,024	$ 755,527,707	$817,721,559	$187,701,590	$190,964,507

575,000	50,000	290,000	2,080,000	40,000	220,000
(575,000)	—	(900,000)	(520,000)	(220,000)	(150,000)
—	50,000	(610,000)	1,560,000	(180,000)	70,000
171

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Climate Paris Aligned ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	For the Period 4/22/22*- 6/30/22
Net asset value, beginning of period	$ 25.14	$ 21.20	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.29	0.07
Net realized and unrealized gain (loss) (b)	1.92	3.99	(3.83)
Total from investment operations	2.08	4.28	(3.76)
Net equalization credits and charges (a)	—	(0.03)	(0.00)(c)
Contribution from affiliate (Note 4)	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.20)	(0.31)	(0.04)
Net asset value, end of period	$ 27.02	$ 25.14	$ 21.20
Total return (d)	8.29%	20.25%	(13.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$111,311	$102,585	$131,437
Ratios to average net assets:
Total expenses	0.10%(e)	0.11%	0.10%(e)
Net investment income (loss)	1.24%(e)	1.31%	1.62%(e)
Portfolio turnover rate (f)	6%(g)	14%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
172

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 108.47	$ 98.00	$ 103.93	$ 73.50	$ 80.17	$ 72.91
Income (loss) from investment operations:
Net investment income (loss) (a)	1.07	1.84	1.60	1.49	1.58	1.45
Net realized and unrealized gain (loss) (b)	6.04	10.61	(5.82)	30.62	(6.42)	7.34
Total from investment operations	7.11	12.45	(4.22)	32.11	(4.84)	8.79
Net equalization credits and charges (a)	(0.01)	0.00(c)	(0.02)	(0.02)	0.01	(0.01)
Distributions to shareholders from:
Net investment income	(1.13)	(1.98)	(1.69)	(1.66)	(1.84)	(1.52)
Net asset value, end of period	$ 114.44	$ 108.47	$ 98.00	$ 103.93	$ 73.50	$ 80.17
Total return (d)	6.59%	12.87%	(4.20)%	44.00%	(6.10)%	12.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$599,672	$546,670	$540,953	$544,605	$474,842	$525,107
Ratios to average net assets:
Total expenses	0.20%(e)	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.98%(e)	1.78%	1.49%	1.67%	2.02%	1.93%
Portfolio turnover rate (f)	1%(g)	30%	27%	31%	28%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
173

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 98.00	$ 85.87	$ 98.81	$ 68.38	$ 73.00	$ 72.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67	1.63	1.45	1.06	1.20	1.08
Net realized and unrealized gain (loss) (b)	6.56	12.32	(13.03)	30.58	(4.46)	0.17
Total from investment operations	7.23	13.95	(11.58)	31.64	(3.26)	1.25
Net equalization credits and charges (a)	0.01	(0.04)	(0.00)(c)	(0.08)	(0.08)	(0.02)
Distributions to shareholders from:
Net investment income	(0.72)	(1.78)	(1.36)	(1.13)	(1.28)	(1.15)
Net asset value, end of period	$ 104.52	$ 98.00	$ 85.87	$ 98.81	$ 68.38	$ 73.00
Total return (d)	7.43%	16.40%	(11.87)%	46.38%	(4.59)%	1.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$163,052	$156,805	$267,926	$312,235	$311,807	$435,806
Ratios to average net assets:
Total expenses	0.20%(e)	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.38%(e)	1.76%	1.46%	1.27%	1.68%	1.51%
Portfolio turnover rate (f)	21%(g)	37%	44%	42%	42%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
174

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 95.25	$ 89.12	$ 94.82	$ 58.69	$ 70.62	$ 70.43
Income (loss) from investment operations:
Net investment income (loss) (a)	1.81	3.05	2.76	2.09	2.16	2.23
Net realized and unrealized gain (loss) (b)	5.21	6.18	(5.91)	36.29	(11.73)	0.32
Total from investment operations	7.02	9.23	(3.15)	38.38	(9.57)	2.55
Net equalization credits and charges (a)	0.02	(0.00)(c)	0.02	0.06	0.01	(0.02)
Distributions to shareholders from:
Net investment income	(1.64)	(3.10)	(2.57)	(2.31)	(2.37)	(2.34)
Net asset value, end of period	$ 100.65	$ 95.25	$ 89.12	$ 94.82	$ 58.69	$ 70.62
Total return (d)	7.48%	10.59%	(3.45)%	66.30%	(13.74)%	3.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$774,026	$759,173	$779,832	$655,207	$356,828	$426,550
Ratios to average net assets:
Total expenses	0.20%(e)	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.81%(e)	3.26%	2.83%	2.69%	3.27%	3.22%
Portfolio turnover rate (f)	1%(g)	33%	40%	58%	34%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
175

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 71.68	$ 60.97	$ 77.52	$ 53.77	$ 54.22	$ 53.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.49	0.77	0.55	0.43	0.55	0.65
Net realized and unrealized gain (loss) (b)	4.03	10.79	(16.50)	23.79	(0.38)	0.26
Total from investment operations	4.52	11.56	(15.95)	24.22	0.17	0.91
Net equalization credits and charges (a)	(0.02)	(0.01)	0.08	(0.01)	(0.00)(c)	0.02
Distributions to shareholders from:
Net investment income	(0.51)	(0.84)	(0.68)	(0.46)	(0.62)	(0.69)
Net asset value, end of period	$ 75.67	$ 71.68	$ 60.97	$ 77.52	$ 53.77	$ 54.22
Total return (d)	6.31%	19.07%	(20.61)%	45.10%	0.35%	1.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,277,712	$1,849,233	$1,289,549	$1,682,086	$1,941,214	$1,680,730
Ratios to average net assets:
Total expenses	0.15%(e)	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.37%(e)	1.15%	0.73%	0.65%	1.04%	1.24%
Portfolio turnover rate (f)	43%(g)	52%	43%	37%	45%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
176

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 68.76	$ 60.51	$ 67.55	$ 42.66	$ 51.34	$ 52.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67	1.28	1.16	1.04	1.02	0.93
Net realized and unrealized gain (loss) (b)	4.55	8.21	(7.00)	24.71	(8.59)	(0.69)
Total from investment operations	5.22	9.49	(5.84)	25.75	(7.57)	0.24
Net equalization credits and charges (a)	(0.03)	(0.02)	0.01	0.15	0.00(c)	0.06
Distributions to shareholders from:
Net investment income	(0.59)	(1.22)	(1.21)	(1.01)	(1.11)	(0.97)
Net asset value, end of period	$ 73.36	$ 68.76	$ 60.51	$ 67.55	$ 42.66	$ 51.34
Total return (d)	7.61%	15.84%	(8.78)%	61.10%	(14.85)%	0.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,772,984	$2,224,494	$1,431,126	$1,526,568	$893,653	$1,491,525
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.96%(e)	1.94%	1.71%	1.82%	2.13%	1.83%
Portfolio turnover rate (f)	35%(g)	46%	32%	38%	45%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
177

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 ESG ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$ 43.05	$ 36.21	$ 40.12	$ 30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.63	0.57	0.47
Net realized and unrealized gain (loss) (b)	3.10	6.80	(3.97)	9.76
Total from investment operations	3.42	7.43	(3.40)	10.23
Net equalization credits and charges (a)	0.01	0.04	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.32)	(0.63)	(0.56)	(0.48)
Net asset value, end of period	$ 46.16	$ 43.05	$ 36.21	$ 40.12
Total return (c)	7.99%	20.86%	(8.48)%	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,108,962	$886,892	$434,577	$235,700
Ratios to average net assets:
Total expenses	0.10%(d)	0.10%	0.10%	0.10%(d)
Net investment income (loss)	1.47%(d)	1.63%	1.36%	1.39%(d)
Portfolio turnover rate (e)	2%(f)	12%	6%	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
178

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 76.91	$ 70.53	$ 88.70	$ 56.77	$ 60.96	$ 63.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.96	0.80	0.52	0.59	0.61
Net realized and unrealized gain (loss) (b)	6.63	6.38	(18.19)	31.91	(4.10)	(2.20)
Total from investment operations	7.16	7.34	(17.39)	32.43	(3.51)	(1.59)
Net equalization credits and charges (a)	0.00(c)	0.01	(0.00)(c)	(0.00)(c)	(0.02)	0.01
Distributions to shareholders from:
Net investment income	(0.50)	(0.97)	(0.78)	(0.50)	(0.66)	(0.63)
Net asset value, end of period	$ 83.57	$ 76.91	$ 70.53	$ 88.70	$ 56.77	$ 60.96
Total return (d)	9.35%	10.53%	(19.74)%	57.23%	(5.80)%	(2.47)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,054,340	$2,530,443	$2,038,288	$2,306,075	$1,541,359	$1,975,179
Ratios to average net assets:
Total expenses	0.15%(e)	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.38%(e)	1.30%	0.95%	0.69%	1.01%	0.99%
Portfolio turnover rate (f)	49%(g)	48%	44%	38%	50%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
179

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 77.18	$ 72.36	$ 85.72	$ 49.15	$ 60.70	$ 66.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.90	1.45	1.41	1.07	1.13	1.10
Net realized and unrealized gain (loss) (b)	6.19	4.79	(13.35)	36.50	(11.53)	(6.06)
Total from investment operations	7.09	6.24	(11.94)	37.57	(10.40)	(4.96)
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.00)(c)	0.04	(0.01)	0.06
Distributions to shareholders from:
Net investment income	(1.01)	(1.41)	(1.42)	(1.04)	(1.14)	(1.15)
Net asset value, end of period	$ 83.25	$ 77.18	$ 72.36	$ 85.72	$ 49.15	$ 60.70
Total return (d)	9.26%	8.76%	(14.09)%	76.93%	(17.29)%	(7.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,991,912	$3,824,442	$3,835,224	$4,127,553	$1,916,806	$2,133,800
Ratios to average net assets:
Total expenses	0.15%(e)	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.36%(e)	1.90%	1.72%	1.55%	2.02%	1.76%
Portfolio turnover rate (f)	45%(g)	46%	38%	36%	51%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
180

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$185.39	$160.63	$181.66	$134.17	$127.95	$ 118.95
Income (loss) from investment operations:
Net investment income (loss) (a)	1.07	2.93	2.33	1.61	2.11	1.93
Net realized and unrealized gain (loss) (b)	16.82	24.60	(21.01)	47.49	6.32	8.87
Total from investment operations	17.89	27.53	(18.68)	49.10	8.43	10.80
Net equalization credits and charges (a)	(0.01)	(0.04)	(0.01)	(0.02)	(0.05)	0.15
Contribution from affiliate (Note 4)	—	0.22	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.00)	(2.95)	(2.34)	(1.59)	(2.16)	(1.95)
Net asset value, end of period	$202.27	$185.39	$160.63	$181.66	$134.17	$127.95
Total return (c)	9.68%	17.46%(d)	(10.45)%	36.74%	6.64%	9.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,020	$83,424	$72,286	$86,289	$67,085	$51,180
Ratios to average net assets:
Total expenses	0.12%(e)	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.14%(e)	1.73%	1.24%	1.01%	1.62%	1.60%
Portfolio turnover rate (f)	34%(g)	104%	60%	53%	65%	58%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended June 30, 2023, the total return would have been 17.32%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
181

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 148.31	$ 133.90	$ 146.31	$ 97.54	$103.92	$101.54
Income (loss) from investment operations:
Net investment income (loss) (a)	1.72	3.12	2.99	2.56	2.53	2.41
Net realized and unrealized gain (loss) (b)	11.47	14.42	(12.36)	48.10	(6.33)	2.54
Total from investment operations	13.19	17.54	(9.37)	50.66	(3.80)	4.95
Net equalization credits and charges (a)	0.03	(0.01)	(0.02)	0.58	(0.01)	(0.05)
Distributions to shareholders from:
Net investment income	(1.66)	(3.12)	(3.02)	(2.47)	(2.57)	(2.52)
Net asset value, end of period	$ 159.87	$ 148.31	$ 133.90	$ 146.31	$ 97.54	$103.92
Total return (c)	8.98%	13.29%	(6.60)%	53.02%	(3.68)%	4.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$290,960	$231,357	$203,533	$215,082	$20,483	$18,706
Ratios to average net assets:
Total expenses	0.12%(d)	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.29%(d)	2.21%	2.00%	1.90%	2.46%	2.37%
Portfolio turnover rate (e)	1%(f)	14%	11%	24%	16%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
182

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 84.70	$ 78.18	$ 105.73	$ 49.44	$ 38.06	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	0.70	1.05	1.20	1.04	0.48
Net realized and unrealized gain (loss) (b)	(12.82)	6.55	(27.37)	55.34	10.88	7.97
Total from investment operations	(12.34)	7.25	(26.32)	56.54	11.92	8.45
Net equalization credits and charges (a)	(0.02)	0.04	(0.00)(c)	0.50	0.26	0.06
Distributions to shareholders from:
Net investment income	(0.51)	(0.77)	(1.23)	(0.75)	(0.80)	(0.37)
Net asset value, end of period	$ 71.83	$ 84.70	$ 78.18	$ 105.73	$ 49.44	$38.06
Total return (d)	(14.57)%	9.35%	(25.03)%	115.51%	32.40%	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$259,668	$339,214	$266,970	$402,315	$29,418	$6,279
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%	0.45%	0.45%	0.45%	0.45%(e)
Net investment income (loss)	1.33%(e)	0.80%	1.15%	1.15%	2.42%	2.08%(e)
Portfolio turnover rate (f)	15%(g)	32%	27%	43%	37%	24%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
183

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 43.72	$ 35.32	$ 42.47	$ 30.36	$33.70	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.20	0.18	0.48	0.29	0.18
Net realized and unrealized gain (loss) (b)	1.00	8.42	(7.14)	12.32	(3.63)	3.57
Total from investment operations	1.18	8.62	(6.96)	12.80	(3.34)	3.75
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.00)(c)	0.04	0.21	0.00(c)
Distributions to shareholders from:
Net investment income	(0.18)	(0.21)	(0.19)	(0.73)	(0.21)	(0.18)
Net asset value, end of period	$ 44.72	$ 43.72	$ 35.32	$ 42.47	$30.36	$33.70
Total return (d)	2.73%	24.43%	(16.42)%	42.54%	(9.34)%	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,440	$17,923	$17,309	$22,509	$8,804	$3,370
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.85%(e)	0.51%	0.45%	1.26%	0.87%	0.89%(e)
Portfolio turnover rate (f)	13%(g)	28%	22%	43%	39%	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
184

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 48.83	$ 43.97	$ 51.75	$ 36.60	$ 37.52	$ 32.83
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.05	0.23	0.19	0.46	0.09
Net realized and unrealized gain (loss) (b)	6.29	4.85	(7.76)	15.15	(0.96)	5.44
Total from investment operations	6.34	4.90	(7.53)	15.34	(0.50)	5.53
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	(0.02)	0.17	0.02	(0.30)
Distributions to shareholders from:
Net investment income	(0.05)	(0.04)	(0.23)	(0.36)	(0.44)	(0.54)
Net asset value, end of period	$ 55.12	$ 48.83	$ 43.97	$ 51.75	$ 36.60	$ 37.52
Total return (d)	12.99%	11.16%	(14.66)%	42.50%	(1.16)%	16.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$40,239	$32,719	$28,580	$27,429	$19,397	$19,883
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	0.19%(e)	0.10%	0.46%	0.42%	1.25%	0.27%
Portfolio turnover rate (f)	17%(g)	33%	32%	39%	25%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
185

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 35.95	$ 32.12	$ 47.76	$ 29.91	$30.22	$28.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.56	0.37	0.56	0.42	0.21
Net realized and unrealized gain (loss) (b)	(1.39)	3.83	(15.59)	17.65	(0.27)	1.23
Total from investment operations	(1.17)	4.39	(15.22)	18.21	0.15	1.44
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.00)(c)	0.04	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.18)	(0.55)	(0.42)	(0.40)	(0.45)	(0.21)
Net asset value, end of period	$ 34.60	$ 35.95	$ 32.12	$ 47.76	$29.91	$30.22
Total return (d)	(3.22)%	13.75%	(32.02)%	61.22%	0.45%	5.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,376	$23,366	$31,157	$53,013	$6,281	$9,067
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	1.29%(e)	1.61%	0.88%	1.27%	1.43%	0.73%
Portfolio turnover rate (f)	12%(g)	31%	32%	58%	26%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
186

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 44.58	$ 40.57	$ 66.83	$ 37.27	$ 33.27	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.56	0.62	0.57	0.43	0.21
Net realized and unrealized gain (loss) (b)	2.31	4.03	(26.12)	29.61	3.43	2.56
Total from investment operations	2.52	4.59	(25.50)	30.18	3.86	2.77
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	(0.01)	0.01	0.48	0.44
Distributions to shareholders from:
Net investment income	(0.34)	(0.57)	(0.75)	(0.63)	(0.34)	(0.11)
Net asset value, end of period	$ 46.76	$ 44.58	$ 40.57	$ 66.83	$ 37.27	$ 33.27
Total return (d)	5.73%	11.41%	(38.45)%	81.27%	13.09%	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,908,678	$1,810,051	$1,537,096	$2,131,029	$1,011,260	$41,760
Ratios to average net assets:
Total expenses	0.20%(e)	0.21%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.00%(e)	1.34%	1.12%	1.01%	1.27%	0.99%(e)
Portfolio turnover rate (f)	27%(g)	62%	61%	67%	91%	98%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
187

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 33.44	$ 34.44	$ 62.05	$ 31.57	$28.05	$29.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.71	0.39	0.88	0.40	0.24
Net realized and unrealized gain (loss) (b)	(1.88)	(1.13)	(27.65)	30.70	3.41	(1.20)
Total from investment operations	(1.46)	(0.42)	(27.26)	31.58	3.81	(0.96)
Net equalization credits and charges (a)	0.05	0.13	0.18	(0.64)	0.16	(0.10)
Distributions to shareholders from:
Net investment income	(0.54)	(0.71)	(0.53)	(0.46)	(0.45)	(0.66)
Net asset value, end of period	$ 31.49	$ 33.44	$ 34.44	$ 62.05	$31.57	$28.05
Total return (c)	(4.14)%	(0.71)%	(43.90)%	98.17%	14.48%	(3.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,086	$53,837	$77,138	$233,305	$5,367	$ 7,011
Ratios to average net assets:
Total expenses	0.45%(d)	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	2.66%(d)	2.11%	0.75%	1.49%	1.47%	0.85%
Portfolio turnover rate (e)	17%(f)	33%	38%	70%	29%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
188

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P SmallCap 600 ESG ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	For the Period 1/11/22*- 6/30/22
Net asset value, beginning of period	$26.49	$24.65	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.41	0.17
Net realized and unrealized gain (loss) (b)	2.77	1.86	(5.37)
Total from investment operations	3.00	2.27	(5.20)
Net equalization credits and charges (a)	(0.06)	0.01	—
Distributions to shareholders from:
Net investment income	(0.29)	(0.42)	(0.15)
Return of capital	—	(0.02)	—
Total distributions	(0.29)	(0.44)	—
Net asset value, end of period	$29.14	$26.49	$ 24.65
Total return (c)	11.13%	9.39%	(16.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,371	$3,974	$ 2,465
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%(d)
Net investment income (loss)	1.74%(d)	1.59%	1.32%(d)
Portfolio turnover rate (e)	10%(f)	39%	31%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
189

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 140.50	$ 130.93	$ 133.08	$ 102.17	$ 107.69	$ 90.13
Income (loss) from investment operations:
Net investment income (loss) (a)	1.57	2.66	2.09	1.99	2.20	2.17
Net realized and unrealized gain (loss) (b)	4.57	9.83	(1.87)	31.82	(5.49)	16.96
Total from investment operations	6.14	12.49	0.22	33.81	(3.29)	19.13
Net equalization credits and charges (a)	0.09	(0.25)	(0.05)	(0.15)	0.01	0.40
Distributions to shareholders from:
Net investment income	(1.72)	(2.67)	(2.32)	(2.75)	(2.24)	(1.97)
Net asset value, end of period	$ 145.01	$ 140.50	$ 130.93	$ 133.08	$ 102.17	$ 107.69
Total return (c)	4.48%	9.48%	0.05%	33.27%	(3.05)%	21.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$755,528	$817,722	$557,743	$573,565	$658,964	$568,592
Ratios to average net assets:
Total expenses	0.12%(d)	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.25%(d)	1.96%	1.50%	1.69%	2.04%	2.19%
Portfolio turnover rate (e)	0%(f)(g)	27%	22%	34%	25%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount is less than 0.005%.
(g)	Not annualized.
See accompanying notes to financial statements.
190

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 103.22	$ 104.54	$ 112.64	$ 76.41	$ 93.35	$ 95.11
Income (loss) from investment operations:
Net investment income (loss) (a)	1.34	2.84	2.11	2.06	2.24	2.48
Net realized and unrealized gain (loss) (b)	9.26	(1.22)	(7.72)	36.73	(16.77)	(1.46)
Total from investment operations	10.60	1.62	(5.61)	38.79	(14.53)	1.02
Net equalization credits and charges (a)	0.11	0.01	0.03	(0.10)	0.07	(0.01)
Distributions to shareholders from:
Net investment income	(1.53)	(2.95)	(2.52)	(2.46)	(2.48)	(2.77)
Net asset value, end of period	$ 112.40	$ 103.22	$ 104.54	$ 112.64	$ 76.41	$ 93.35
Total return (c)	10.46%	1.56%	(5.07)%	51.11%	(15.68)%	1.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$187,702	$190,965	$186,085	$220,778	$247,577	$230,585
Ratios to average net assets:
Total expenses	0.12%(d)	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.59%(d)	2.65%	1.86%	2.19%	2.56%	2.68%
Portfolio turnover rate (e)	1%(f)	31%	23%	52%	32%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
191

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of eighty-four (84)  series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P 1500 Momentum Tilt ETF and SPDR MSCI USA Climate Paris Aligned ETF are classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued
192

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
193

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The
194

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2023, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P 500 ESG ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$ 56,732	$—	$ 56,732
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	5,157	—	5,157
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	114,089	—	114,089
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	21,160	—	21,160
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$ 35,859	$—	$ 35,859
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	21,816	—	21,816
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	113,106	—	113,106
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	89,329	—	89,329

195

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$26,780	$—	$26,780
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(1,869)	—	(1,869)
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	25,456	—	25,456
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	9,358	—	9,358
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI USA Climate Paris Aligned ETF	0.10%
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR S&P 400 Mid Cap Growth ETF	0.15
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 500 ESG ETF	0.10
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P Kensho Clean Power ETF	0.45
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
SPDR S&P SmallCap 600 ESG ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
196

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023 are disclosed in the Schedules of Investments.
During the period ended June 30, 2023, the Adviser made a contribution of $16,574 to the SPDR MSCI USA Climate Paris Aligned ETF related to a trading matter.
During the period ended June 30, 2023, the Adviser made a contribution of $99,073 to the SPDR S&P 1500 Momentum Tilt ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees' Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
197

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2023, were as follows:
	Purchases	Sales
SPDR MSCI USA Climate Paris Aligned ETF	$ 5,814,789	$ 5,874,293
SPDR Russell 1000 Low Volatility Focus ETF	4,041,852	3,340,168
SPDR Russell 1000 Momentum Focus ETF	31,796,710	31,711,379
SPDR Russell 1000 Yield Focus ETF	10,438,797	5,846,893
SPDR S&P 400 Mid Cap Growth ETF	846,494,500	846,310,086
SPDR S&P 400 Mid Cap Value ETF	804,692,903	802,721,791
SPDR S&P 500 ESG ETF	5,351,174	5,911,650
SPDR S&P 600 Small Cap Growth ETF	1,307,802,070	1,280,159,343
SPDR S&P 600 Small Cap Value ETF	1,698,852,601	1,699,573,457
SPDR S&P 1500 Momentum Tilt ETF	28,902,515	28,851,452
SPDR S&P 1500 Value Tilt ETF	3,954,953	3,718,234
SPDR S&P Kensho Clean Power ETF	41,970,545	41,723,799
SPDR S&P Kensho Final Frontiers ETF	2,138,330	2,168,883
SPDR S&P Kensho Future Security ETF	5,973,638	5,699,481
SPDR S&P Kensho Intelligent Structures ETF	2,690,979	2,642,883
SPDR S&P Kensho New Economies Composite ETF	479,400,753	484,322,498
SPDR S&P Kensho Smart Mobility ETF	8,242,665	8,408,293
SPDR S&P SmallCap 600 ESG ETF	524,890	400,412
SPDR SSGA US Large Cap Low Volatility Index ETF	8,744,734	719,012
SPDR SSGA US Small Cap Low Volatility Index ETF	4,365,766	1,798,651
For the period ended December 31, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI USA Climate Paris Aligned ETF	$ 962,274	$ —	$ —
SPDR Russell 1000 Low Volatility Focus ETF	31,404,843	9,520,488	1,858,283
SPDR Russell 1000 Momentum Focus ETF	—	3,906,844	925,900
SPDR Russell 1000 Yield Focus ETF	36,294,914	66,928,927	8,551,635
SPDR S&P 400 Mid Cap Growth ETF	344,106,933	49,118,892	7,504,268
SPDR S&P 400 Mid Cap Value ETF	1,087,139,518	693,468,582	162,417,358
SPDR S&P 500 ESG ETF	158,519,329	13,147,713	3,389,754
SPDR S&P 600 Small Cap Growth ETF	310,499,510	39,962,581	10,774,812
SPDR S&P 600 Small Cap Value ETF	1,169,479,298	1,306,524,507	392,722,636
SPDR S&P 1500 Momentum Tilt ETF	5,434,113	5,666,441	1,919,194
SPDR S&P 1500 Value Tilt ETF	44,703,768	5,571,009	802,004
SPDR S&P Kensho Clean Power ETF	13,297,603	40,016,460	(1,056,791)
SPDR S&P Kensho Final Frontiers ETF	—	821,063	151,262
SPDR S&P Kensho Future Security ETF	6,308,955	3,418,845	784,914
SPDR S&P Kensho Intelligent Structures ETF	—	2,955,737	146,605
SPDR S&P Kensho New Economies Composite ETF	72,882,738	64,974,638	16,232,026
SPDR S&P Kensho Smart Mobility ETF	—	6,471,000	75,842
198

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P SmallCap 600 ESG ETF	$ 14,378,048	$ 14,897,818	$ 827,511
SPDR SSGA US Large Cap Low Volatility Index ETF	36,033,612	125,498,611	18,391,197
SPDR SSGA US Small Cap Low Volatility Index ETF	2,156,966	22,546,829	1,291,851
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2023, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI USA Climate Paris Aligned ETF	$ 99,662,678	$ 16,933,882	$ 5,378,389	$ 11,555,493
SPDR Russell 1000 Low Volatility Focus ETF	526,718,271	90,581,252	16,054,518	74,526,734
SPDR Russell 1000 Momentum Focus ETF	137,127,853	29,431,130	2,877,664	26,553,466
SPDR Russell 1000 Yield Focus ETF	745,258,742	84,815,524	52,875,610	31,939,914
SPDR S&P 400 Mid Cap Growth ETF	2,152,530,224	286,157,555	47,653,912	238,503,643
SPDR S&P 400 Mid Cap Value ETF	2,792,977,800	155,639,744	101,659,405	53,980,339
SPDR S&P 500 ESG ETF	970,292,957	167,534,446	29,630,408	137,904,038
SPDR S&P 600 Small Cap Growth ETF	2,680,435,711	586,231,364	53,056,794	533,174,570
SPDR S&P 600 Small Cap Value ETF	4,198,436,986	321,033,447	226,727,383	94,306,064
SPDR S&P 1500 Momentum Tilt ETF	71,288,913	20,256,298	493,480	19,762,818
SPDR S&P 1500 Value Tilt ETF	276,167,094	33,540,951	18,101,948	15,439,003
SPDR S&P Kensho Clean Power ETF	363,545,647	21,817,025	98,982,334	(77,165,309)
SPDR S&P Kensho Final Frontiers ETF	16,312,184	3,031,490	1,622,358	1,409,132
SPDR S&P Kensho Future Security ETF	35,751,174	7,026,516	1,568,569	5,457,947
SPDR S&P Kensho Intelligent Structures ETF	25,508,259	1,821,722	6,293,363	(4,471,641)
199

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Kensho New Economies Composite ETF	$1,927,392,716	$300,328,816	$151,473,466	$148,855,350
SPDR S&P Kensho Smart Mobility ETF	65,925,104	5,072,414	22,814,337	(17,741,923)
SPDR S&P SmallCap 600 ESG ETF	4,362,976	364,645	355,925	8,720
SPDR SSGA US Large Cap Low Volatility Index ETF	723,431,976	73,504,060	39,584,514	33,919,546
SPDR SSGA US Small Cap Low Volatility Index ETF	192,944,305	22,801,429	26,380,156	(3,578,727)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Funds'  of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds  of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds  of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Low Volatility Focus ETF	$ 3,036,933	$ 2,406,853	$ 735,987	$ 3,142,840
SPDR Russell 1000 Momentum Focus ETF	849,211	774,462	103,157	877,619
SPDR Russell 1000 Yield Focus ETF	6,350,179	5,316,163	1,356,841	6,673,004
SPDR S&P 400 Mid Cap Growth ETF	162,083,365	114,974,942	52,977,119	167,952,061
SPDR S&P 400 Mid Cap Value ETF	148,822,899	78,833,318	76,230,902	155,064,220
SPDR S&P 600 Small Cap Growth ETF	275,660,301	159,151,325	126,451,169	285,602,494
SPDR S&P 600 Small Cap Value ETF	562,810,649	300,748,170	288,559,292	589,307,462
SPDR S&P 1500 Momentum Tilt ETF	86,088	68,266	21,023	89,289
SPDR S&P 1500 Value Tilt ETF	787,349	616,114	209,818	825,932
SPDR S&P Kensho Clean Power ETF	44,035,500	26,597,450	20,475,909	47,073,359
SPDR S&P Kensho Final Frontiers ETF	369,725	278,075	113,664	391,739
SPDR S&P Kensho Future Security ETF	1,341,655	964,304	491,255	1,455,559
SPDR S&P Kensho Intelligent Structures ETF	2,423,514	1,684,471	934,855	2,619,326
SPDR S&P Kensho New Economies Composite ETF	213,647,937	169,285,062	59,679,455	228,964,517
SPDR S&P Kensho Smart Mobility ETF	7,909,143	4,145,365	4,360,431	8,505,796
SPDR SSGA US Large Cap Low Volatility Index ETF	3,399,409	3,481,932	—	3,481,932
200

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA US Small Cap Low Volatility Index ETF	$ 5,854,415	$ 1,951,779	$ 4,108,275	$ 6,060,054
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	$ 2,406,853	$—	$—	$—	$ 2,406,853	$ 2,406,853
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	774,462	—	—	—	774,462	774,462
SPDR Russell 1000 Yield Focus ETF	Common Stocks	5,316,163	—	—	—	5,316,163	5,316,163
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	114,974,942	—	—	—	114,974,942	114,974,942
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	78,833,318	—	—	—	78,833,318	78,833,318
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	159,151,325	—	—	—	159,151,325	159,151,325
SPDR S&P 600 Small Cap Value ETF	Common Stocks	300,748,170	—	—	—	300,748,170	300,748,170
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	68,266	—	—	—	68,266	68,266
SPDR S&P 1500 Value Tilt ETF	Common Stocks	616,114	—	—	—	616,114	616,114
SPDR S&P Kensho Clean Power ETF	Common Stocks	26,597,450	—	—	—	26,597,450	26,597,450
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	278,075	—	—	—	278,075	278,075
SPDR S&P Kensho Future Security ETF	Common Stocks	964,304	—	—	—	964,304	964,304
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	1,684,471	—	—	—	1,684,471	1,684,471
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	169,285,062	—	—	—	169,285,062	169,285,062
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	4,145,365	—	—	—	4,145,365	4,145,365
SPDR SSGA US Large Cap Low Volatility Index ETF	Common Stocks	3,481,932	—	—	—	3,481,932	3,481,932
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	1,951,779	—	—	—	1,951,779	1,951,779
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
201

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
202

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR MSCI USA Climate Paris Aligned ETF	0.10%	$1,082.90	$0.52	$1,024.60	$0.51
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,065.90	1.04	1,024.10	1.02
SPDR Russell 1000 Momentum Focus ETF	0.20	1,074.30	1.04	1,024.10	1.02
SPDR Russell 1000 Yield Focus ETF	0.20	1,074.80	1.04	1,024.10	1.02
SPDR S&P 400 Mid Cap Growth ETF	0.15	1,063.10	0.78	1,024.40	0.76
SPDR S&P 400 Mid Cap Value ETF	0.15	1,076.10	0.78	1,024.40	0.76
SPDR S&P 500 ESG ETF	0.10	1,079.90	0.52	1,024.60	0.51
SPDR S&P 600 Small Cap Growth ETF	0.15	1,093.50	0.79	1,024.40	0.76
SPDR S&P 600 Small Cap Value ETF	0.15	1,092.60	0.79	1,024.40	0.76
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,096.80	0.63	1,024.50	0.61
SPDR S&P 1500 Value Tilt ETF	0.12	1,089.80	0.63	1,024.50	0.61
SPDR S&P Kensho Clean Power ETF	0.45	854.30	2.10	1,022.90	2.29
SPDR S&P Kensho Final Frontiers ETF	0.45	1,027.30	2.29	1,022.90	2.29
SPDR S&P Kensho Future Security ETF	0.45	1,129.90	2.41	1,022.90	2.29
SPDR S&P Kensho Intelligent Structures ETF	0.45	967.80	2.23	1,022.90	2.29
SPDR S&P Kensho New Economies Composite ETF	0.20	1,057.30	1.03	1,024.10	1.02
SPDR S&P Kensho Smart Mobility ETF	0.45	958.60	2.22	1,022.90	2.29
SPDR S&P SmallCap 600 ESG ETF	0.12	1,111.30	0.64	1,024.50	0.61
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,044.80	0.62	1,024.50	0.61
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	1,104.60	0.63	1,024.50	0.61
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
203

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov, and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
204

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
KENSHO© is a registered service mark of Kensho Technologies Inc. ("Kensho"), and all Kensho financial indices in the Kensho New Economies© family and such indices' corresponding service marks have been licensed by the Licensee in connection with the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho Smart Mobility ETF and SPDR S&P Kensho Future Security ETF (collectively, the "SPDR ETFs"). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho's affiliates, or Kensho's third party licensors.
Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any products based on, derived from, or included as a constituent of any such index. All referenced names and trademarks are the property of their respective owners.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRSTEQ1SAR

Semi-Annual Report
December 31, 2023
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF
SPDR ICE Preferred Securities ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Okta, Inc.	1.2%
Unity Software, Inc.	1.2
Zillow Group, Inc. Class C	1.2
Lightspeed Commerce, Inc.	1.1
MaxLinear, Inc.	1.1
Opendoor Technologies, Inc.	1.1
DocuSign, Inc.	1.1
Toast, Inc. Class A	1.1
ZoomInfo Technologies, Inc.	1.1
DigitalOcean Holdings, Inc.	1.1
TOTAL	11.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Software	40.6%
Semiconductors & Semiconductor Equipment	11.3
IT Services	11.2
Professional Services	7.9
Media	4.8
Entertainment	4.7
Interactive Media & Services	4.0
Electronic Equipment, Instruments & Components	3.9
Real Estate Management & Development	2.3
Financial Services	2.1
Health Care Technology	2.1
Consumer Finance	1.0
Diversified Consumer Services	1.0
Capital Markets	1.0
Communications Equipment	1.0
Technology Hardware, Storage & Peripherals	1.0
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Vestas Wind Systems AS	0.9%
QUALCOMM, Inc.	0.8
Intel Corp.	0.8
Deutsche Bank AG	0.8
Broadcom, Inc.	0.8
Simon Property Group, Inc. REIT	0.8
Siemens AG	0.8
BHP Group Ltd.	0.8
Boeing Co.	0.8
Rio Tinto PLC	0.8
TOTAL	8.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Microsoft Corp.	2.9%
Apple, Inc.	2.9
Broadcom, Inc.	2.2
UnitedHealth Group, Inc.	2.1
Meta Platforms, Inc. Class A	2.1
Eli Lilly & Co.	1.8
Johnson & Johnson	1.8
Visa, Inc. Class A	1.8
NVIDIA Corp.	1.6
Mastercard, Inc. Class A	1.5
TOTAL	20.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	25.1%
Health Care	16.9
Financials	15.9
Industrials	9.7
Consumer Staples	8.4
Communication Services	8.0
Consumer Discretionary	6.0
Utilities	3.6
Energy	3.0
Materials	2.2
Real Estate	0.9
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Broadcom, Inc.	3.2%
Intel Corp.	3.2
Advanced Micro Devices, Inc.	3.1
Micron Technology, Inc.	3.1
Lam Research Corp.	3.0
Applied Materials, Inc.	3.0
Intuit, Inc.	3.0
QUALCOMM, Inc.	3.0
ASML Holding NV	2.9
Texas Instruments, Inc.	2.9
TOTAL	30.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Semiconductors & Semiconductor Equipment	35.9%
Software	19.1
Broadline Retail	11.2
IT Services	8.5
Interactive Media & Services	5.7
Hotels, Restaurants & Leisure	5.6
Entertainment	2.9
Communications Equipment	2.8
Automobiles	2.8
Ground Transportation	2.7
Technology Hardware, Storage & Peripherals	2.7
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Apple, Inc.	7.2%
Microsoft Corp.	7.2
Amazon.com, Inc.	3.6
NVIDIA Corp.	3.1
Alphabet, Inc. Class A	2.1
Meta Platforms, Inc. Class A	2.0
Alphabet, Inc. Class C	1.8
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.7
JPMorgan Chase & Co.	1.3
TOTAL	31.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

		% of Net Assets
	Information Technology	29.7%
	Financials	13.4
	Health Care	13.0
	Consumer Discretionary	11.2
	Communication Services	8.8
	Industrials	8.7
	Consumer Staples	6.4
	Real Estate	2.6
	Materials	2.5
	Utilities	2.4
	Energy	1.1
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Coinbase Global, Inc. Class A	1.9%
Invesco Ltd.	1.9
Franklin Resources, Inc.	1.9
Blackstone, Inc.	1.9
TPG, Inc.	1.8
Morgan Stanley	1.8
Intercontinental Exchange, Inc.	1.8
BGC Group, Inc. Class A	1.8
Artisan Partners Asset Management, Inc. Class A	1.8
Blue Owl Capital, Inc.	1.8
TOTAL	18.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Asset Management & Custody Banks	44.6%
Investment Banking & Brokerage	32.2
Financial Exchanges & Data	23.0
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Silk Road Medical, Inc.	1.9%
Glaukos Corp.	1.9
Align Technology, Inc.	1.9
Inspire Medical Systems, Inc.	1.8
Tandem Diabetes Care, Inc.	1.8
iRhythm Technologies, Inc.	1.8
Novocure Ltd.	1.8
Alphatec Holdings, Inc.	1.8
Treace Medical Concepts, Inc.	1.7
ICU Medical, Inc.	1.7
TOTAL	18.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Health Care Equipment	78.1%
Health Care Supplies	21.8
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Cigna Group	2.3%
Option Care Health, Inc.	2.3
Universal Health Services, Inc. Class B	2.2
AMN Healthcare Services, Inc.	2.2
agilon health, Inc.	2.2
Privia Health Group, Inc.	2.2
Patterson Cos., Inc.	2.2
Premier, Inc. Class A	2.1
Acadia Healthcare Co., Inc.	2.1
Tenet Healthcare Corp.	2.1
TOTAL	21.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Health Care Services	49.8%
Health Care Facilities	20.2
Managed Health Care	15.1
Health Care Distributors	14.8
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Lincoln National Corp.	2.5%
Erie Indemnity Co. Class A	2.5
Fidelity National Financial, Inc.	2.4
Unum Group	2.4
Travelers Cos., Inc.	2.4
Principal Financial Group, Inc.	2.3
First American Financial Corp.	2.3
American International Group, Inc.	2.3
Markel Group, Inc.	2.3
MetLife, Inc.	2.3
TOTAL	23.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Property & Casualty Insurance	49.7%
Life & Health Insurance	25.4
Insurance Brokers	12.8
Reinsurance	7.3
Multi-line Insurance	4.6
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Industry Breakdown as of December 31, 2023

% of Net Assets
Short-Term Investment	99.9%
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Alcoa Corp.	5.3%
U.S. Steel Corp.	5.3
MP Materials Corp.	4.6
Cleveland-Cliffs, Inc.	4.6
ATI, Inc.	4.5
Alpha Metallurgical Resources, Inc.	4.4
Freeport-McMoRan, Inc.	4.4
Commercial Metals Co.	4.3
Nucor Corp.	4.2
Carpenter Technology Corp.	4.2
TOTAL	45.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Steel	50.8%
Coal & Consumable Fuels	11.6
Gold	10.7
Diversified Metals & Mining	9.9
Aluminum	8.5
Copper	4.4
Silver	4.0
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Tidewater, Inc.	4.8%
Weatherford International PLC	4.4
Noble Corp. PLC	4.4
Oceaneering International, Inc.	4.3
Cactus, Inc. Class A	4.2
Transocean Ltd.	4.2
Helix Energy Solutions Group, Inc.	4.2
NOV, Inc.	4.2
Schlumberger NV	4.1
TechnipFMC PLC	4.1
TOTAL	42.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Oil & Gas Equipment & Services	72.0%
Oil & Gas Drilling	27.9
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Organon & Co.	5.4%
Catalent, Inc.	4.9
Intra-Cellular Therapies, Inc.	4.9
Elanco Animal Health, Inc.	4.8
Axsome Therapeutics, Inc.	4.6
Viatris, Inc.	4.5
Perrigo Co. PLC	4.4
Zoetis, Inc.	4.4
Cymabay Therapeutics, Inc.	4.3
Merck & Co., Inc.	4.3
TOTAL	46.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Pharmaceuticals	99.8%
Biotechnology	0.0*
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Carvana Co.	1.7%
Leslie's, Inc.	1.7
Chewy, Inc. Class A	1.6
Lithia Motors, Inc.	1.6
Sally Beauty Holdings, Inc.	1.6
Warby Parker, Inc. Class A	1.5
Academy Sports & Outdoors, Inc.	1.5
Kohl's Corp.	1.5
Macy's, Inc.	1.5
Bath & Body Works, Inc.	1.5
TOTAL	15.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Apparel Retail	22.2%
Other Specialty Retail	22.0
Automotive Retail	21.6
Broadline Retail	11.3
Consumer Staples Merchandise Retail	9.7
Food Retail	7.5
Computer & Electronics Retail	3.9
Drug Retail	1.5
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
First Solar, Inc.	3.0%
MaxLinear, Inc.	3.0
Broadcom, Inc.	3.0
Intel Corp.	3.0
Advanced Micro Devices, Inc.	2.9
Marvell Technology, Inc.	2.9
Micron Technology, Inc.	2.9
Allegro MicroSystems, Inc.	2.8
Lattice Semiconductor Corp.	2.8
Diodes, Inc.	2.8
TOTAL	29.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Semiconductors	99.9%
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Aurora Innovation, Inc.	1.1%
Marathon Digital Holdings, Inc.	1.0
ANSYS, Inc.	0.9
Adeia, Inc.	0.9
Unity Software, Inc.	0.9
Atlassian Corp. Class A	0.8
Mitek Systems, Inc.	0.8
DocuSign, Inc.	0.8
E2open Parent Holdings, Inc.	0.8
Altair Engineering, Inc. Class A	0.8
TOTAL	8.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Application Software	70.7%
Systems Software	19.1
IT Consulting & Other Services	7.3
Interactive Home Entertainment	2.9
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Lumentum Holdings, Inc.	4.0%
Lumen Technologies, Inc.	4.0
Viasat, Inc.	3.9
Cogent Communications Holdings, Inc.	3.7
Liberty Global Ltd. Class C	3.7
Frontier Communications Parent, Inc.	3.7
Harmonic, Inc.	3.6
Arista Networks, Inc.	3.6
F5, Inc.	3.6
Cisco Systems, Inc.	3.5
TOTAL	37.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Communications Equipment	57.8%
Diversified Telecommunication Services	32.6
Wireless Telecommunication Services	9.5
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Hub Group, Inc. Class A	2.7%
Lyft, Inc. Class A	2.7
Spirit Airlines, Inc.	2.7
Saia, Inc.	2.6
ArcBest Corp.	2.6
Hertz Global Holdings, Inc.	2.6
Matson, Inc.	2.6
Allegiant Travel Co.	2.6
Alaska Air Group, Inc.	2.6
Old Dominion Freight Line, Inc.	2.6
TOTAL	26.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Cargo Ground Transportation	31.0%
Airlines	25.7
Air Freight & Logistics	18.9
Passenger Ground Transportation	9.9
Railroads	7.5
Marine	6.9
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR MSCI USA Gender Diversity ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Amazon.com, Inc.	4.5%
Apple, Inc.	4.3
Microsoft Corp.	4.3
NVIDIA Corp.	4.2
Meta Platforms, Inc. Class A	3.2
Alphabet, Inc. Class A	3.0
Accenture PLC Class A	2.4
Adobe, Inc.	2.3
Intel Corp.	2.2
Eli Lilly & Co.	2.1
TOTAL	32.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	29.2%
Financials	13.0
Health Care	12.2
Consumer Discretionary	10.7
Industrials	9.0
Communication Services	8.6
Consumer Staples	5.9
Energy	3.9
Real Estate	2.6
Materials	2.4
Utilities	2.3
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR ICE Preferred Securities ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Citigroup Capital XIII 12.02% 10/30/2040	3.8%
AT&T, Inc. 5.35% 11/1/2066	1.8
Capital One Financial Corp. 5.00% 12/1/2024	1.6
Duke Energy Corp. 5.75% 6/15/2024	1.4
Allstate Corp. 5.10% 10/15/2024	1.4
Wells Fargo & Co. 4.75% 3/15/2025	1.4
Southern Co. 4.95% 1/30/2080	1.3
Capital One Financial Corp. 4.80% 6/1/2025	1.3
AT&T, Inc. 5.63% 8/1/2067	1.2
MetLife, Inc. 4.75% 3/15/2025	1.2
TOTAL	16.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	72.2%
Utilities	16.1
Real Estate	5.2
Communication Services	3.0
Consumer Discretionary	3.0
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CAPITAL MARKETS — 1.0%
SEI Investments Co.	14,874	$ 945,243
COMMUNICATIONS EQUIPMENT — 1.0%
Calix, Inc. (a)	21,376	933,917
CONSUMER FINANCE — 1.0%
Upstart Holdings, Inc. (a) (b)	24,225	989,833
DIVERSIFIED CONSUMER SERVICES — 1.0%
Duolingo, Inc. (a)	4,207	954,358
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	9,261	1,008,708
Arlo Technologies, Inc. (a)	95,257	906,847
Daktronics, Inc. (a)	106,089	899,635
PAR Technology Corp. (a) (b)	22,458	977,821
		3,793,011
ENTERTAINMENT — 4.7%
Electronic Arts, Inc.	6,514	891,180
Netflix, Inc. (a)	1,975	961,588
ROBLOX Corp. Class A (a)	21,936	1,002,914
Roku, Inc. (a)	8,660	793,776
Spotify Technology SA (a)	4,557	856,306
		4,505,764
FINANCIAL SERVICES — 2.1%
Block, Inc. (a)	12,903	998,047
Toast, Inc. Class A (a) (b)	58,247	1,063,590
		2,061,637
HEALTH CARE TECHNOLOGY — 2.1%
Doximity, Inc. Class A (a) (b)	36,510	1,023,741
Veeva Systems, Inc. Class A (a)	5,133	988,205
		2,011,946
INTERACTIVE MEDIA & SERVICES — 4.0%
Meta Platforms, Inc. Class A (a)	2,707	958,170
Pinterest, Inc. Class A (a)	25,612	948,668
Yandex NV Class A (a) (c)	41,307	—
ZipRecruiter, Inc. Class A (a)	66,335	922,057
ZoomInfo Technologies, Inc. (a)	57,165	1,056,981
		3,885,876
IT SERVICES — 11.2%
Amdocs Ltd.	10,444	917,923
Cognizant Technology Solutions Corp. Class A	12,709	959,911
DigitalOcean Holdings, Inc. (a) (b)	28,765	1,055,388
EPAM Systems, Inc. (a)	3,362	999,657
Fastly, Inc. Class A (a)	51,778	921,648
Globant SA (a)	3,970	944,781
Kyndryl Holdings, Inc. (a)	48,564	1,009,160
MongoDB, Inc. (a)	2,363	966,113
Okta, Inc. (a)	12,371	1,119,947
Perficient, Inc. (a)	13,831	910,356
Security Description	Shares	Value
Twilio, Inc. Class A (a)	12,650	$ 959,755
		10,764,639
MEDIA — 4.8%
Integral Ad Science Holding Corp. (a)	63,732	917,103
Magnite, Inc. (a)	105,694	987,182
Perion Network Ltd. (a)	32,115	991,390
PubMatic, Inc. Class A (a)	52,286	852,785
Trade Desk, Inc. Class A (a)	12,671	911,805
		4,660,265
PROFESSIONAL SERVICES — 7.9%
Alight, Inc. Class A (a)	112,297	957,893
ASGN, Inc. (a)	9,849	947,178
Clarivate PLC (a) (b)	111,373	1,031,314
Concentrix Corp.	9,467	929,754
Fiverr International Ltd. (a) (b)	33,561	913,531
Genpact Ltd.	26,006	902,668
SS&C Technologies Holdings, Inc.	15,702	959,549
Upwork, Inc. (a)	63,548	944,959
		7,586,846
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
Opendoor Technologies, Inc. (a)	244,274	1,094,348
Zillow Group, Inc. Class C (a)	19,277	1,115,367
		2,209,715
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.3%
Advanced Micro Devices, Inc. (a)	6,901	1,017,276
Camtek Ltd. (a) (b)	14,086	977,287
GLOBALFOUNDRIES, Inc. (a) (b)	17,039	1,032,563
Impinj, Inc. (a)	10,838	975,745
KLA Corp.	1,695	985,304
MaxLinear, Inc. (a)	46,103	1,095,868
Monolithic Power Systems, Inc.	1,591	1,003,571
NVIDIA Corp.	1,857	919,624
Onto Innovation, Inc. (a)	6,459	987,581
SiTime Corp. (a)	7,818	954,421
Tower Semiconductor Ltd. (a)	31,525	962,143
		10,911,383
SOFTWARE — 40.6%
Agilysys, Inc. (a)	10,638	902,315
Appian Corp. Class A (a)	24,429	919,996
AppLovin Corp. Class A (a)	23,975	955,404
Asana, Inc. Class A (a) (b)	46,010	874,650
Braze, Inc. Class A (a)	16,548	879,195
Check Point Software Technologies Ltd. (a)	6,105	932,783
Clearwater Analytics Holdings, Inc. Class A (a)	46,493	931,255
Crowdstrike Holdings, Inc. Class A (a)	3,717	949,024
CyberArk Software Ltd. (a)	4,461	977,182
Datadog, Inc. Class A (a)	7,824	949,677
Digital Turbine, Inc. (a)	145,162	995,811

See accompanying notes to financial statements.
21

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
DocuSign, Inc. (a)	17,961	$ 1,067,782
DoubleVerify Holdings, Inc. (a)	26,800	985,704
Dynatrace, Inc. (a)	16,522	903,588
Fortinet, Inc. (a)	17,173	1,005,136
Gitlab, Inc. Class A (a)	15,120	951,955
HashiCorp, Inc. Class A (a)	43,016	1,016,898
Intapp, Inc. (a)	24,823	943,771
Jamf Holding Corp. (a)	52,424	946,777
Lightspeed Commerce, Inc. (a) (b)	52,506	1,102,101
LiveRamp Holdings, Inc. (a)	26,117	989,312
Monday.com Ltd. (a)	5,137	964,780
nCino, Inc. (a)	30,445	1,023,865
Olo, Inc. Class A (a)	156,281	893,927
PagerDuty, Inc. (a)	40,563	939,034
Pegasystems, Inc.	17,039	832,526
PROS Holdings, Inc. (a)	24,035	932,318
Q2 Holdings, Inc. (a)	23,442	1,017,617
Qualys, Inc. (a)	4,766	935,471
Rapid7, Inc. (a)	15,729	898,126
Riot Platforms, Inc. (a)	56,443	873,173
Samsara, Inc. Class A (a)	26,589	887,541
SentinelOne, Inc. Class A (a)	37,261	1,022,442
Smartsheet, Inc. Class A (a)	20,227	967,255
SPS Commerce, Inc. (a)	4,925	954,662
Tenable Holdings, Inc. (a)	21,694	999,226
Teradata Corp. (a)	20,587	895,740
UiPath, Inc. Class A (a)	36,307	901,866
Unity Software, Inc. (a) (b)	27,383	1,119,691
Varonis Systems, Inc. (a)	20,462	926,519
Zscaler, Inc. (a)	4,473	991,038
		39,157,133
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Super Micro Computer, Inc. (a)	3,266	928,393
TOTAL COMMON STOCKS (Cost $107,320,954)		96,299,959
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	68,784	$ 68,811
State Street Navigator Securities Lending Portfolio II (f) (g)	4,320,708	4,320,708
TOTAL SHORT-TERM INVESTMENTS (Cost $4,389,526)		4,389,519
TOTAL INVESTMENTS — 104.5% (Cost $111,710,480)		100,689,478
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(4,334,423)
NET ASSETS — 100.0%		$ 96,355,055
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 96,299,959	$—	$ 0(a)	$ 96,299,959
Short-Term Investments	4,389,519	—	—	4,389,519
TOTAL INVESTMENTS	$100,689,478	$—	$ 0	$100,689,478
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2023.
See accompanying notes to financial statements.
22

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	65,466	$ 65,479	$ 346,111	$ 342,784	$12	$ (7)	68,784	$ 68,811	$ 762
State Street Navigator Securities Lending Portfolio II	10,188,413	10,188,413	34,628,747	40,496,452	—	—	4,320,708	4,320,708	54,561
Total		$10,253,892	$34,974,858	$40,839,236	$12	$ (7)		$4,389,519	$55,323
See accompanying notes to financial statements.
23

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.2%
BHP Group Ltd.	40,672	$ 1,399,005
National Australia Bank Ltd.	62,059	1,300,021
Rio Tinto PLC	18,604	1,385,510
		4,084,536
BELGIUM — 0.7%
Anheuser-Busch InBev SA	19,992	1,290,157
BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares	109,603	840,253
Petroleo Brasileiro SA Preference Shares ADR	27,245	416,304
		1,256,557
CANADA — 1.3%
Nutrien Ltd. (a)	17,566	994,465
Royal Bank of Canada	12,786	1,299,351
		2,293,816
CHINA — 2.9%
Alibaba Group Holding Ltd.	8,700	84,231
Alibaba Group Holding Ltd. ADR	10,745	832,845
China Construction Bank Corp. Class H	2,042,288	1,216,185
Industrial & Commercial Bank of China Ltd. Class H	2,325,110	1,137,461
PetroChina Co. Ltd. Class H	1,412,458	933,372
Tencent Holdings Ltd.	27,106	1,019,180
		5,223,274
DENMARK — 0.9%
Vestas Wind Systems AS (b)	53,435	1,696,877
FINLAND — 0.7%
Sampo OYJ Class A	28,379	1,241,729
FRANCE — 5.4%
Air Liquide SA	6,410	1,247,072
BNP Paribas SA	18,152	1,255,030
Cie de Saint-Gobain SA	17,919	1,319,483
Engie SA	70,677	1,242,772
LVMH Moet Hennessy Louis Vuitton SE	1,423	1,153,158
Societe Generale SA	41,953	1,113,400
TotalEnergies SE	17,568	1,195,440
Vinci SA	10,179	1,278,469
		9,804,824
GERMANY — 5.0%
Allianz SE	4,772	1,275,413
BASF SE	23,850	1,285,153
Deutsche Bank AG	108,579	1,482,961
E.ON SE	91,609	1,229,530
Mercedes-Benz Group AG	16,114	1,113,411
SAP SE	8,005	1,233,383
Siemens AG	7,497	1,407,203
		9,027,054
Security Description	Shares	Value
INDIA — 1.9%
Infosys Ltd. ADR	64,146	$ 1,179,004
Reliance Industries Ltd.	34,098	1,059,219
Reliance Industries Ltd. GDR (c)	1,610	100,625
Tata Consultancy Services Ltd.	26,183	1,193,584
		3,532,432
ITALY — 1.4%
Assicurazioni Generali SpA	55,562	1,172,599
UniCredit SpA	50,518	1,370,843
		2,543,442
JAPAN — 9.2%
Bridgestone Corp. (a)	29,167	1,208,223
Canon, Inc. (a)	45,581	1,170,402
Honda Motor Co. Ltd.	100,415	1,044,179
Komatsu Ltd.	39,047	1,021,459
Mitsubishi Corp.	66,540	1,063,611
Mitsubishi UFJ Financial Group, Inc.	138,448	1,189,742
Mitsui & Co. Ltd.	30,173	1,133,895
Mizuho Financial Group, Inc.	67,822	1,160,594
Nippon Steel Corp.	46,818	1,072,650
Panasonic Holdings Corp.	99,664	987,238
Seven & i Holdings Co. Ltd.	27,684	1,098,681
SoftBank Group Corp.	26,256	1,172,003
Sony Group Corp.	13,096	1,245,690
Takeda Pharmaceutical Co. Ltd.	37,201	1,069,746
Toyota Motor Corp.	63,700	1,170,484
		16,808,597
LUXEMBOURG — 0.7%
ArcelorMittal SA	42,471	1,204,558
MEXICO — 0.6%
America Movil SAB de CV Class B	1,258,514	1,169,743
NETHERLANDS — 0.7%
Shell PLC (d)	5,747	188,395
Shell PLC (a) (d)	30,632	1,008,362
		1,196,757
RUSSIA — 0.0%
Gazprom PJSC ADR (b) (e)	78,668	—
SOUTH AFRICA — 1.3%
Anglo American PLC	44,991	1,130,228
MTN Group Ltd.	2,269	14,331
Naspers Ltd. Class N	6,886	1,177,821
		2,322,380
SOUTH KOREA — 0.7%
Samsung Electronics Co. Ltd.	4,867	296,653
Samsung Electronics Co. Ltd. GDR	656	982,688
		1,279,341
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	150,359	1,366,290

See accompanying notes to financial statements.
24

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Banco Santander SA	307,512	$ 1,283,870
Telefonica SA (a)	275,771	1,076,564
		3,726,724
SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson Class B	219,388	1,373,862
SWITZERLAND — 2.1%
ABB Ltd.	29,882	1,324,302
Novartis AG	12,035	1,213,581
UBS Group AG	43,997	1,364,369
		3,902,252
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	38,644
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,746	1,221,584
		1,260,228
UNITED KINGDOM — 4.6%
AstraZeneca PLC	8,328	1,125,352
BAE Systems PLC	88,593	1,254,180
BP PLC	174,613	1,037,634
HSBC Holdings PLC	155,736	1,261,672
National Grid PLC	91,366	1,232,288
Tesco PLC	347,792	1,287,976
Vodafone Group PLC	1,242,735	1,086,154
		8,285,256
UNITED STATES — 52.8%
3M Co.	10,680	1,167,538
Abbott Laboratories	11,129	1,224,969
AbbVie, Inc.	7,601	1,177,927
Accenture PLC Class A	3,409	1,196,252
Adobe, Inc. (b)	2,010	1,199,166
Alphabet, Inc. Class A (b)	4,398	614,357
Alphabet, Inc. Class C (b)	3,701	521,582
Amazon.com, Inc. (b)	8,004	1,216,128
American Express Co.	7,173	1,343,790
American International Group, Inc.	18,784	1,272,616
Amgen, Inc.	4,276	1,231,574
Apple, Inc.	6,348	1,222,180
AT&T, Inc.	77,993	1,308,722
Bank of America Corp.	40,047	1,348,382
Bank of New York Mellon Corp.	25,362	1,320,092
Baxter International, Inc.	29,405	1,136,797
Berkshire Hathaway, Inc. Class B (b)	3,042	1,084,960
Boeing Co. (b)	5,318	1,386,190
Booking Holdings, Inc. (b)	359	1,273,452
Broadcom, Inc.	1,284	1,433,265
Carnival Corp. (b)	73,410	1,361,021
Caterpillar, Inc.	3,908	1,155,478
Chevron Corp.	6,614	986,544
Cisco Systems, Inc.	20,032	1,012,017
Coca-Cola Co.	19,224	1,132,870
Security Description	Shares	Value
Colgate-Palmolive Co.	15,360	$ 1,224,346
ConocoPhillips	9,017	1,046,603
CVS Health Corp.	17,243	1,361,507
Deere & Co.	2,817	1,126,434
Duke Energy Corp.	12,303	1,193,883
DuPont de Nemours, Inc.	15,031	1,156,335
eBay, Inc.	25,405	1,108,166
Eli Lilly & Co.	1,928	1,123,870
Exxon Mobil Corp.	9,807	980,504
FedEx Corp.	4,448	1,125,211
General Electric Co.	10,142	1,294,423
Gilead Sciences, Inc.	14,521	1,176,346
Goldman Sachs Group, Inc.	3,447	1,329,749
GSK PLC	63,034	1,165,319
Home Depot, Inc.	3,398	1,177,577
Honeywell International, Inc.	5,981	1,254,276
Howmet Aerospace, Inc.	23,566	1,275,392
HP, Inc.	37,443	1,126,660
Intel Corp.	29,853	1,500,113
International Business Machines Corp.	7,655	1,251,975
Johnson & Johnson	7,031	1,102,039
JPMorgan Chase & Co.	7,575	1,288,507
McDonald's Corp.	4,025	1,193,453
Medtronic PLC	14,203	1,170,043
Merck & Co., Inc.	10,149	1,106,444
Meta Platforms, Inc. Class A (b)	3,781	1,338,323
Microsoft Corp.	3,306	1,243,188
Mondelez International, Inc. Class A	16,288	1,179,740
Nestle SA	9,633	1,116,039
Netflix, Inc. (b)	2,573	1,252,742
NextEra Energy, Inc.	16,535	1,004,336
NIKE, Inc. Class B	11,593	1,258,652
NVIDIA Corp.	2,493	1,234,583
PayPal Holdings, Inc. (b)	18,388	1,129,207
PepsiCo, Inc.	6,424	1,091,052
Pfizer, Inc.	32,176	926,347
Philip Morris International, Inc.	11,806	1,110,708
Procter & Gamble Co.	7,235	1,060,217
QUALCOMM, Inc.	10,691	1,546,239
Roche Holding AG	3,949	1,147,188
RTX Corp.	13,574	1,142,116
Schlumberger NV	18,916	984,389
Simon Property Group, Inc. REIT	9,900	1,412,136
Southwest Airlines Co.	37,321	1,077,830
Starbucks Corp.	11,890	1,141,559
Tesla, Inc. (b)	4,458	1,107,724
Travelers Cos., Inc.	7,093	1,351,146
Union Pacific Corp.	5,221	1,282,382
United Parcel Service, Inc. Class B	6,871	1,080,327
UnitedHealth Group, Inc.	2,311	1,216,672
Verizon Communications, Inc.	33,951	1,279,953
Visa, Inc. Class A	4,493	1,169,753
Walmart, Inc.	6,899	1,087,627

See accompanying notes to financial statements.
25

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Walt Disney Co.	13,738	$ 1,240,404
Wells Fargo & Co.	27,680	1,362,410
Williams Cos., Inc.	33,597	1,170,184
		95,932,217
TOTAL COMMON STOCKS (Cost $145,611,240)		180,456,613

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (f) (g)	245,781	245,781
State Street Navigator Securities Lending Portfolio II (h) (i)	4,137,944	4,137,944
TOTAL SHORT-TERM INVESTMENTS (Cost $4,383,725)		4,383,725
TOTAL INVESTMENTS — 101.7% (Cost $149,994,965)		184,840,338
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(3,131,335)
NET ASSETS — 100.0%		$ 181,709,003
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
26

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1	03/15/2024	$108,538	$ 112,620	$ 4,082
E-mini S&P 500 Index (long)	4	03/15/2024	928,295	964,000	35,705
					$39,787

During the period ended December 31, 2023, average notional value related to futures contracts was $1,046,586.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$180,456,613	$—	$ 0(a)	$180,456,613
Short-Term Investments	4,383,725	—	—	4,383,725
TOTAL INVESTMENTS	$184,840,338	$—	$ 0	$184,840,338
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 39,787	$—	$—	$ 39,787
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 39,787	$—	$—	$ 39,787
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	19.5%
Industrials	14.2
Information Technology	12.5
Consumer Discretionary	11.5
Health Care	10.8
Communication Services	7.2
Consumer Staples	7.0
Energy	6.6
Materials	6.0
Utilities	3.2
Real Estate	0.8
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
27

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	230,562	$ 230,562	$ 3,429,347	$ 3,414,128	$—	$—	245,781	$ 245,781	$ 9,916
State Street Navigator Securities Lending Portfolio II	1,344,508	1,344,508	21,862,063	19,068,627	—	—	4,137,944	4,137,944	5,769
Total		$1,575,070	$25,291,410	$22,482,755	$—	$—		$4,383,725	$15,685
See accompanying notes to financial statements.
28

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	41	$ 10,591
Boeing Co. (a)	1,661	432,956
General Dynamics Corp.	3,373	875,867
HEICO Corp.	170	30,408
HEICO Corp. Class A	286	40,738
Howmet Aerospace, Inc.	2,339	126,587
Huntington Ingalls Industries, Inc.	737	191,355
L3Harris Technologies, Inc.	2,603	548,244
Lockheed Martin Corp.	17,668	8,007,844
Northrop Grumman Corp.	9,592	4,490,399
RTX Corp.	22,606	1,902,069
Textron, Inc.	2,913	234,263
TransDigm Group, Inc.	108	109,253
		17,000,574
AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide, Inc.	21,130	1,825,421
Expeditors International of Washington, Inc.	19,153	2,436,262
FedEx Corp.	4,923	1,245,371
United Parcel Service, Inc. Class B	28,561	4,490,646
		9,997,700
AIRLINES — 0.0% (b)
Delta Air Lines, Inc.	1,834	73,782
Southwest Airlines Co.	1,304	37,659
		111,441
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	3,392	304,330
BorgWarner, Inc.	7,557	270,918
Lear Corp.	1,650	232,997
		808,245
AUTOMOBILES — 0.7%
Ford Motor Co.	203,421	2,479,702
General Motors Co.	105,983	3,806,909
Lucid Group, Inc. (a) (c)	588	2,476
Rivian Automotive, Inc. Class A (a) (c)	4,825	113,195
Tesla, Inc. (a)	5,680	1,411,366
		7,813,648
BANKS — 4.2%
Bank of America Corp.	231,937	7,809,319
Bank of New York Mellon Corp.	16,996	884,642
Citigroup, Inc.	119,726	6,158,705
Citizens Financial Group, Inc.	22,936	760,099
Fifth Third Bancorp	19,912	686,765
First Citizens BancShares, Inc. Class A	152	215,683
Goldman Sachs Group, Inc.	8,618	3,324,566
Huntington Bancshares, Inc.	48,350	615,012
JPMorgan Chase & Co.	62,066	10,557,427
KeyCorp	36,265	522,216
Security Description	Shares	Value
M&T Bank Corp.	5,023	$ 688,553
Morgan Stanley	24,180	2,254,785
Northern Trust Corp.	3,792	319,969
PNC Financial Services Group, Inc.	10,692	1,655,656
Regions Financial Corp.	28,337	549,171
State Street Corp. (d)	8,724	675,761
Truist Financial Corp.	55,288	2,041,233
U.S. Bancorp	40,515	1,753,489
Wells Fargo & Co.	107,973	5,314,431
		46,787,482
BEVERAGES — 2.5%
Brown-Forman Corp. Class B	10,201	582,477
Coca-Cola Co.	146,545	8,635,897
Constellation Brands, Inc. Class A	860	207,905
Keurig Dr Pepper, Inc.	92,012	3,065,840
Molson Coors Beverage Co. Class B	3,713	227,273
Monster Beverage Corp. (a)	25,777	1,485,013
PepsiCo, Inc.	76,162	12,935,354
		27,139,759
BIOTECHNOLOGY — 3.9%
AbbVie, Inc.	87,566	13,570,103
Alnylam Pharmaceuticals, Inc. (a)	57	10,910
Amgen, Inc.	12,528	3,608,315
Biogen, Inc. (a)	2,107	545,228
BioMarin Pharmaceutical, Inc. (a)	16,151	1,557,279
Exact Sciences Corp. (a)	477	35,289
Gilead Sciences, Inc.	66,587	5,394,213
Incyte Corp. (a)	34,684	2,177,808
Moderna, Inc. (a)	9,264	921,305
Neurocrine Biosciences, Inc. (a)	11,883	1,565,704
Regeneron Pharmaceuticals, Inc. (a)	7,235	6,354,428
United Therapeutics Corp. (a)	3,410	749,825
Vertex Pharmaceuticals, Inc. (a)	15,111	6,148,515
		42,638,922
BROADLINE RETAIL — 0.7%
Amazon.com, Inc. (a)	45,044	6,843,985
eBay, Inc.	4,643	202,528
Etsy, Inc. (a)	637	51,629
MercadoLibre, Inc. (a)	53	83,291
		7,181,433
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	867	71,475
Allegion PLC	3,295	417,444
Builders FirstSource, Inc. (a)	6,008	1,002,976
Carlisle Cos., Inc.	517	161,526
Carrier Global Corp.	7,513	431,622
Fortune Brands Innovations, Inc.	1,717	130,732
Johnson Controls International PLC	9,162	528,098
Lennox International, Inc.	1,829	818,514
Masco Corp.	2,169	145,280

See accompanying notes to financial statements.
29

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Owens Corning	1,574	$ 233,314
Trane Technologies PLC	7,855	1,915,834
		5,856,815
CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc.	4,231	1,607,061
ARES Management Corp. Class A	569	67,665
BlackRock, Inc.	5,406	4,388,591
Blackstone, Inc.	4,088	535,201
Carlyle Group, Inc. (c)	5,280	214,843
Cboe Global Markets, Inc.	19,010	3,394,426
Charles Schwab Corp.	13,629	937,675
CME Group, Inc.	12,243	2,578,376
Coinbase Global, Inc. Class A (a)	1,189	206,791
FactSet Research Systems, Inc.	1,220	582,001
Franklin Resources, Inc.	6,946	206,921
Intercontinental Exchange, Inc.	11,831	1,519,455
KKR & Co., Inc.	4,221	349,710
LPL Financial Holdings, Inc.	3,204	729,295
MarketAxess Holdings, Inc.	1,318	385,976
Moody's Corp.	613	239,413
MSCI, Inc.	179	101,251
Nasdaq, Inc.	2,819	163,897
Raymond James Financial, Inc.	2,637	294,026
Robinhood Markets, Inc. Class A (a)	4,216	53,712
S&P Global, Inc.	1,714	755,051
SEI Investments Co.	4,647	295,317
T Rowe Price Group, Inc.	10,146	1,092,623
Tradeweb Markets, Inc. Class A	6,558	595,991
		21,295,268
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	5,563	1,523,149
Albemarle Corp. (c)	1,793	259,053
Celanese Corp.	2,025	314,624
CF Industries Holdings, Inc.	27,824	2,212,008
Corteva, Inc.	38,090	1,825,273
Dow, Inc.	18,112	993,262
DuPont de Nemours, Inc.	7,509	577,667
Eastman Chemical Co.	2,421	217,454
Ecolab, Inc.	1,510	299,509
FMC Corp.	2,646	166,830
International Flavors & Fragrances, Inc.	3,987	322,827
Linde PLC	4,206	1,727,446
LyondellBasell Industries NV Class A	6,877	653,865
Mosaic Co.	11,850	423,401
PPG Industries, Inc.	2,393	357,873
RPM International, Inc.	1,087	121,342
Sherwin-Williams Co.	1,384	431,670
Westlake Corp.	829	116,027
		12,543,280
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Cintas Corp.	3,225	$ 1,943,579
Copart, Inc. (a)	29,690	1,454,810
Republic Services, Inc.	34,240	5,646,518
Rollins, Inc.	41,360	1,806,191
Veralto Corp.	8,656	712,043
Waste Connections, Inc.	38,975	5,817,798
Waste Management, Inc.	33,021	5,914,061
		23,295,000
COMMUNICATIONS EQUIPMENT — 2.3%
Arista Networks, Inc. (a)	9,252	2,178,939
Cisco Systems, Inc.	280,452	14,168,435
F5, Inc. (a)	12,522	2,241,188
Juniper Networks, Inc.	60,092	1,771,512
Motorola Solutions, Inc.	16,949	5,306,562
		25,666,636
CONSTRUCTION & ENGINEERING — 0.0% (b)
AECOM	1,820	168,223
Quanta Services, Inc.	1,087	234,574
		402,797
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	443	221,017
Vulcan Materials Co.	858	194,775
		415,792
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	13,480	470,721
American Express Co.	6,059	1,135,093
Capital One Financial Corp.	14,342	1,880,523
Discover Financial Services	6,602	742,065
Synchrony Financial	16,272	621,428
		4,849,830
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.5%
Albertsons Cos., Inc. Class A	18,060	415,380
Costco Wholesale Corp.	16,838	11,114,427
Dollar General Corp.	4,280	581,866
Dollar Tree, Inc. (a)	3,332	473,311
Kroger Co.	71,477	3,267,214
Sysco Corp.	7,967	582,627
Target Corp.	9,719	1,384,180
Walgreens Boots Alliance, Inc.	57,838	1,510,150
Walmart, Inc.	51,479	8,115,664
		27,444,819
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	168,137	1,620,841
Avery Dennison Corp.	736	148,790
Ball Corp.	3,978	228,815
Crown Holdings, Inc.	2,067	190,350
International Paper Co.	16,396	592,715
Packaging Corp. of America	7,044	1,147,538
Westrock Co.	9,924	412,044
		4,341,093

See accompanying notes to financial statements.
30

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,839	$ 254,702
LKQ Corp.	5,203	248,651
Pool Corp.	1,449	577,731
		1,081,084
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	2,321	150,424
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	397,332	6,667,231
Liberty Global Ltd. Class C (a)	15,169	282,750
Verizon Communications, Inc.	249,914	9,421,758
		16,371,739
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	9,822	503,869
American Electric Power Co., Inc.	25,388	2,062,013
Constellation Energy Corp.	2,866	335,007
Duke Energy Corp.	68,806	6,676,934
Edison International	6,975	498,643
Entergy Corp.	3,806	385,129
Evergy, Inc.	7,727	403,349
Eversource Energy	16,351	1,009,184
Exelon Corp.	16,430	589,837
FirstEnergy Corp.	8,062	295,553
NextEra Energy, Inc.	17,102	1,038,776
NRG Energy, Inc.	7,474	386,406
PG&E Corp.	33,782	609,089
PPL Corp.	10,718	290,458
Southern Co.	77,537	5,436,894
Xcel Energy, Inc.	58,174	3,601,552
		24,122,693
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,477	243,542
Eaton Corp. PLC	2,298	553,404
Emerson Electric Co.	6,378	620,771
Rockwell Automation, Inc.	3,945	1,224,844
Vertiv Holdings Co. Class A	1,229	59,029
		2,701,590
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Amphenol Corp. Class A	73,717	7,307,566
CDW Corp.	13,207	3,002,215
Corning, Inc.	40,653	1,237,884
Hubbell, Inc.	1,835	603,587
Jabil, Inc.	2,661	339,011
Keysight Technologies, Inc. (a)	27,187	4,325,180
TE Connectivity Ltd.	5,210	732,005
Teledyne Technologies, Inc. (a)	5,613	2,505,026
Trimble, Inc. (a)	2,283	121,456
Zebra Technologies Corp. Class A (a)	595	162,631
		20,336,561
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	13,395	457,841
Security Description	Shares	Value
Halliburton Co.	6,942	$ 250,953
Schlumberger NV	10,173	529,403
		1,238,197
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	24,000	3,283,440
Liberty Media Corp.-Liberty Formula One Class C (a)	1,120	70,706
Live Nation Entertainment, Inc. (a)	410	38,376
Netflix, Inc. (a)	2,570	1,251,282
ROBLOX Corp. Class A (a)	261	11,933
Roku, Inc. (a)	404	37,031
Take-Two Interactive Software, Inc. (a)	942	151,615
Walt Disney Co.	18,233	1,646,257
Warner Bros Discovery, Inc. (a)	120,267	1,368,638
		7,859,278
FINANCIAL SERVICES — 4.8%
Apollo Global Management, Inc.	1,384	128,975
Berkshire Hathaway, Inc. Class B (a)	31,966	11,400,994
Block, Inc. (a)	4,153	321,235
Equitable Holdings, Inc.	6,868	228,704
Fidelity National Information Services, Inc.	7,389	443,857
Fiserv, Inc. (a)	18,539	2,462,721
FleetCor Technologies, Inc. (a)	607	171,544
Global Payments, Inc.	3,892	494,284
Jack Henry & Associates, Inc.	5,791	946,307
Mastercard, Inc. Class A	37,976	16,197,144
PayPal Holdings, Inc. (a)	11,519	707,382
Toast, Inc. Class A (a) (c)	295	5,387
Visa, Inc. Class A	74,804	19,475,221
		52,983,755
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	14,004	1,011,369
Bunge Global SA	5,454	550,581
Campbell Soup Co.	36,625	1,583,299
Conagra Brands, Inc.	10,087	289,094
Darling Ingredients, Inc. (a)	3,347	166,815
General Mills, Inc.	51,101	3,328,719
Hershey Co.	24,027	4,479,594
Hormel Foods Corp.	56,149	1,802,944
J M Smucker Co.	9,085	1,148,162
Kellanova	51,535	2,881,322
Kraft Heinz Co.	70,172	2,594,961
Lamb Weston Holdings, Inc.	5,049	545,746
McCormick & Co., Inc.	2,422	165,713
Mondelez International, Inc. Class A	41,300	2,991,359
Tyson Foods, Inc. Class A	13,151	706,866
		24,246,544
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	3,278	379,920

See accompanying notes to financial statements.
31

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
GROUND TRANSPORTATION — 0.4%
CSX Corp.	17,528	$ 607,696
JB Hunt Transport Services, Inc.	3,209	640,966
Knight-Swift Transportation Holdings, Inc.	3,496	201,544
Norfolk Southern Corp.	2,331	551,002
Old Dominion Freight Line, Inc.	3,712	1,504,585
Uber Technologies, Inc. (a)	3,451	212,478
U-Haul Holding Co.	1,706	120,171
Union Pacific Corp.	4,194	1,030,130
		4,868,572
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	16,047	1,766,293
Align Technology, Inc. (a)	698	191,252
Baxter International, Inc.	7,576	292,888
Becton Dickinson & Co.	13,286	3,239,525
Boston Scientific Corp. (a)	6,814	393,917
Contra Abiomed, Inc. (a)	36	37
Cooper Cos., Inc.	569	215,332
Dexcom, Inc. (a)	563	69,863
Edwards Lifesciences Corp. (a)	22,274	1,698,393
GE HealthCare Technologies, Inc.	4,885	377,708
Hologic, Inc. (a)	13,989	999,514
IDEXX Laboratories, Inc. (a)	3,144	1,745,077
Insulet Corp. (a)	33	7,160
Intuitive Surgical, Inc. (a)	866	292,154
Medtronic PLC	22,734	1,872,827
ResMed, Inc.	5,013	862,336
STERIS PLC	683	150,158
Stryker Corp.	1,657	496,205
Teleflex, Inc.	444	110,707
Zimmer Biomet Holdings, Inc.	2,452	298,409
		15,079,755
HEALTH CARE PROVIDERS & SERVICES — 5.0%
Cardinal Health, Inc.	11,351	1,144,181
Cencora, Inc.	26,948	5,534,580
Centene Corp. (a)	17,770	1,318,712
Cigna Group	8,287	2,481,542
CVS Health Corp.	52,653	4,157,481
DaVita, Inc. (a)	1,161	121,626
Elevance Health, Inc.	5,930	2,796,351
HCA Healthcare, Inc.	2,624	710,264
Henry Schein, Inc. (a)	5,712	432,455
Humana, Inc.	7,978	3,652,408
Laboratory Corp. of America Holdings	1,841	418,441
McKesson Corp.	12,360	5,722,433
Molina Healthcare, Inc. (a)	5,152	1,861,469
Quest Diagnostics, Inc.	9,801	1,351,362
UnitedHealth Group, Inc.	44,012	23,170,998
Universal Health Services, Inc. Class B	1,555	237,044
		55,111,347
Security Description	Shares	Value
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	6,137	$ 121,513
Ventas, Inc. REIT	4,584	228,466
Welltower, Inc. REIT	3,196	288,183
		638,162
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	4,532	872,501
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	4,618	89,912
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	597	81,276
Booking Holdings, Inc. (a)	78	276,683
Caesars Entertainment, Inc. (a)	1,745	81,806
Carnival Corp. (a)	7,120	132,005
Chipotle Mexican Grill, Inc. (a)	859	1,964,499
Darden Restaurants, Inc.	1,158	190,259
Domino's Pizza, Inc.	3,748	1,545,038
DoorDash, Inc. Class A (a)	665	65,762
DraftKings, Inc. Class A (a)	434	15,298
Expedia Group, Inc. (a)	637	96,690
Hilton Worldwide Holdings, Inc.	388	70,651
Hyatt Hotels Corp. Class A	85	11,085
Las Vegas Sands Corp.	898	44,191
Marriott International, Inc. Class A	653	147,258
McDonald's Corp.	20,791	6,164,739
MGM Resorts International (a)	2,601	116,213
Royal Caribbean Cruises Ltd. (a)	590	76,399
Starbucks Corp.	4,850	465,648
Vail Resorts, Inc.	226	48,244
Wynn Resorts Ltd.	427	38,904
Yum! Brands, Inc.	17,260	2,255,192
		13,887,840
HOUSEHOLD DURABLES — 0.6%
DR Horton, Inc.	13,980	2,124,680
Garmin Ltd.	14,028	1,803,159
Lennar Corp. Class A	5,016	747,585
NVR, Inc. (a)	146	1,022,066
PulteGroup, Inc.	10,851	1,120,040
		6,817,530
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	16,783	1,587,000
Clorox Co.	883	125,907
Colgate-Palmolive Co.	23,108	1,841,939
Kimberly-Clark Corp.	10,580	1,285,576
Procter & Gamble Co.	45,397	6,652,476
		11,492,898
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	14,125	271,906
Vistra Corp.	4,907	189,018
		460,924

See accompanying notes to financial statements.
32

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	32,956	$ 3,602,750
General Electric Co.	8,335	1,063,796
Honeywell International, Inc.	27,079	5,678,737
		10,345,283
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	7,680	1,023,744
INSURANCE — 4.4%
Aflac, Inc.	24,747	2,041,627
Allstate Corp.	5,871	821,823
American Financial Group, Inc.	14,174	1,685,147
American International Group, Inc.	23,001	1,558,318
Aon PLC Class A	6,718	1,955,072
Arch Capital Group Ltd. (a)	14,150	1,050,921
Arthur J Gallagher & Co.	19,345	4,350,304
Assurant, Inc.	10,219	1,721,799
Brown & Brown, Inc.	1,595	113,420
Chubb Ltd.	23,984	5,420,384
Cincinnati Financial Corp.	2,816	291,343
Erie Indemnity Co. Class A	5,418	1,814,597
Everest Group Ltd.	5,683	2,009,395
Fidelity National Financial, Inc.	5,812	296,528
Globe Life, Inc.	1,411	171,747
Hartford Financial Services Group, Inc.	11,146	895,915
Loews Corp.	18,934	1,317,617
Markel Group, Inc. (a)	1,058	1,502,254
Marsh & McLennan Cos., Inc.	23,829	4,514,881
MetLife, Inc.	16,765	1,108,669
Principal Financial Group, Inc.	5,944	467,614
Progressive Corp.	34,402	5,479,551
Prudential Financial, Inc.	9,784	1,014,699
Travelers Cos., Inc.	23,281	4,434,798
W R Berkley Corp.	16,911	1,195,946
Willis Towers Watson PLC	6,325	1,525,590
		48,759,959
INTERACTIVE MEDIA & SERVICES — 4.5%
Alphabet, Inc. Class A (a)	99,974	13,965,368
Alphabet, Inc. Class C (a)	92,287	13,006,007
Match Group, Inc. (a)	2,320	84,680
Meta Platforms, Inc. Class A (a)	64,164	22,711,490
Pinterest, Inc. Class A (a)	1,509	55,893
Snap, Inc. Class A (a)	2,541	43,019
		49,866,457
IT SERVICES — 3.3%
Accenture PLC Class A	40,425	14,185,537
Akamai Technologies, Inc. (a)	20,234	2,394,694
Cloudflare, Inc. Class A (a)	104	8,659
Cognizant Technology Solutions Corp. Class A	62,312	4,706,425
EPAM Systems, Inc. (a)	2,012	598,248
Gartner, Inc. (a)	3,063	1,381,750
GoDaddy, Inc. Class A (a)	20,579	2,184,667
Security Description	Shares	Value
International Business Machines Corp.	43,630	$ 7,135,687
MongoDB, Inc. (a)	5	2,044
Okta, Inc. (a)	761	68,893
Snowflake, Inc. Class A (a)	256	50,944
Twilio, Inc. Class A (a)	1,634	123,972
VeriSign, Inc. (a)	15,739	3,241,604
		36,083,124
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	2,174	111,004
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	10,350	1,438,960
Avantor, Inc. (a)	7,444	169,947
Bio-Rad Laboratories, Inc. Class A (a)	515	166,288
Bio-Techne Corp.	464	35,802
Charles River Laboratories International, Inc. (a)	547	129,311
Danaher Corp.	5,497	1,271,676
Illumina, Inc. (a)	1,004	139,797
IQVIA Holdings, Inc. (a)	1,231	284,829
Mettler-Toledo International, Inc. (a)	69	83,694
Repligen Corp. (a)	135	24,273
Revvity, Inc.	2,175	237,749
Thermo Fisher Scientific, Inc.	3,019	1,602,455
Waters Corp. (a)	2,237	736,488
West Pharmaceutical Services, Inc.	2,461	866,567
		7,187,836
MACHINERY — 1.2%
Caterpillar, Inc.	4,122	1,218,752
CNH Industrial NV	20,776	253,052
Cummins, Inc.	5,906	1,414,900
Deere & Co.	2,721	1,088,046
Dover Corp.	1,356	208,566
Fortive Corp.	2,979	219,344
Graco, Inc.	6,162	534,615
IDEX Corp.	2,573	558,624
Illinois Tool Works, Inc.	12,059	3,158,734
Ingersoll Rand, Inc.	2,793	216,011
Nordson Corp.	1,822	481,299
Otis Worldwide Corp.	5,512	493,159
PACCAR, Inc.	5,455	532,681
Parker-Hannifin Corp.	856	394,359
Pentair PLC	1,617	117,572
Snap-on, Inc.	2,146	619,851
Stanley Black & Decker, Inc.	3,577	350,904
Toro Co.	3,961	380,216
Westinghouse Air Brake Technologies Corp.	2,002	254,054
Xylem, Inc.	1,460	166,966
		12,661,705

See accompanying notes to financial statements.
33

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.7%
Charter Communications, Inc. Class A (a)	1,832	$ 712,062
Comcast Corp. Class A	109,488	4,801,049
Fox Corp. Class A	6,122	181,640
Fox Corp. Class B	9,437	260,933
Interpublic Group of Cos., Inc.	6,025	196,656
Liberty Broadband Corp. Class C (a)	1,719	138,534
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,940	113,393
News Corp. Class A	6,326	155,303
Omnicom Group, Inc.	8,628	746,408
Paramount Global Class B	28,600	422,994
Sirius XM Holdings, Inc. (c)	8,326	45,543
Trade Desk, Inc. Class A (a)	479	34,469
		7,808,984
METALS & MINING — 0.6%
Cleveland-Cliffs, Inc. (a)	20,113	410,708
Freeport-McMoRan, Inc.	15,844	674,479
Newmont Corp.	90,659	3,752,376
Nucor Corp.	5,730	997,249
Reliance Steel & Aluminum Co.	1,068	298,698
Steel Dynamics, Inc.	3,637	429,530
		6,563,040
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Annaly Capital Management, Inc. REIT	9,075	175,783
MULTI-UTILITIES — 1.3%
Ameren Corp.	14,825	1,072,440
CenterPoint Energy, Inc.	7,589	216,818
CMS Energy Corp.	15,576	904,498
Consolidated Edison, Inc.	54,259	4,935,941
Dominion Energy, Inc.	32,084	1,507,948
DTE Energy Co.	10,376	1,144,058
NiSource, Inc.	6,110	162,221
Public Service Enterprise Group, Inc.	6,217	380,170
Sempra	8,243	615,999
WEC Energy Group, Inc.	37,104	3,123,044
		14,063,137
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	2,598	329,349
Boston Properties, Inc. REIT	3,126	219,351
		548,700
OIL, GAS & CONSUMABLE FUELS — 2.9%
APA Corp.	2,769	99,352
Cheniere Energy, Inc.	9,567	1,633,183
Chesapeake Energy Corp.	5,367	412,937
Chevron Corp.	38,857	5,795,910
ConocoPhillips	14,503	1,683,363
Coterra Energy, Inc.	14,927	380,937
Security Description	Shares	Value
Devon Energy Corp.	9,357	$ 423,872
Diamondback Energy, Inc.	1,852	287,208
EOG Resources, Inc.	6,904	835,039
EQT Corp.	5,385	208,184
Exxon Mobil Corp.	77,339	7,732,353
Hess Corp.	1,127	162,468
HF Sinclair Corp.	5,586	310,414
Kinder Morgan, Inc.	33,728	594,962
Marathon Oil Corp.	13,205	319,033
Marathon Petroleum Corp.	25,481	3,780,361
Occidental Petroleum Corp.	8,734	521,507
ONEOK, Inc.	4,979	349,625
Ovintiv, Inc.	3,818	167,687
Phillips 66	12,284	1,635,492
Pioneer Natural Resources Co.	3,085	693,755
Targa Resources Corp.	1,634	141,946
Texas Pacific Land Corp.	254	399,402
Valero Energy Corp.	13,545	1,760,850
Williams Cos., Inc.	31,799	1,107,559
		31,437,399
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,013	294,401
Kenvue, Inc.	33,392	718,930
		1,013,331
PHARMACEUTICALS — 6.0%
Bristol-Myers Squibb Co.	88,417	4,536,676
Catalent, Inc. (a)	3,124	140,361
Eli Lilly & Co.	34,757	20,260,551
Jazz Pharmaceuticals PLC (a)	615	75,645
Johnson & Johnson	128,764	20,182,469
Merck & Co., Inc.	73,149	7,974,704
Pfizer, Inc.	310,082	8,927,261
Royalty Pharma PLC Class A	4,368	122,697
Viatris, Inc.	63,954	692,622
Zoetis, Inc.	15,077	2,975,748
		65,888,734
PROFESSIONAL SERVICES — 1.2%
Automatic Data Processing, Inc.	21,087	4,912,639
Booz Allen Hamilton Holding Corp.	12,718	1,626,759
Broadridge Financial Solutions, Inc.	4,504	926,698
Equifax, Inc.	655	161,975
Jacobs Solutions, Inc.	1,699	220,530
Leidos Holdings, Inc.	1,992	215,614
Paychex, Inc.	13,719	1,634,070
Paylocity Holding Corp. (a)	1,482	244,308
Robert Half, Inc.	4,963	436,347
SS&C Technologies Holdings, Inc.	3,064	187,241
TransUnion	1,637	112,478
Verisk Analytics, Inc.	11,899	2,842,195
		13,520,854

See accompanying notes to financial statements.
34

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	4,829	$ 449,532
CoStar Group, Inc. (a)	1,440	125,841
Zillow Group, Inc. Class C (a)	1,258	72,788
		648,161
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	2,825	101,587
AvalonBay Communities, Inc. REIT	1,053	197,143
Camden Property Trust REIT	899	89,262
Equity LifeStyle Properties, Inc. REIT	702	49,519
Equity Residential REIT	3,852	235,588
Essex Property Trust, Inc. REIT	662	164,136
Invitation Homes, Inc. REIT	4,721	161,033
Mid-America Apartment Communities, Inc. REIT	952	128,006
Sun Communities, Inc. REIT	1,034	138,194
UDR, Inc. REIT	1,564	59,886
		1,324,354
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	9,488	202,189
Realty Income Corp. REIT	7,780	446,728
Regency Centers Corp. REIT	1,745	116,915
Simon Property Group, Inc. REIT	2,435	347,328
		1,113,160
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.9%
Advanced Micro Devices, Inc. (a)	7,271	1,071,818
Analog Devices, Inc.	7,980	1,584,509
Applied Materials, Inc.	33,765	5,472,294
Broadcom, Inc.	21,636	24,151,185
Enphase Energy, Inc. (a)	526	69,506
Entegris, Inc.	704	84,353
First Solar, Inc. (a)	591	101,817
Intel Corp.	77,240	3,881,310
KLA Corp.	5,712	3,320,386
Lam Research Corp.	5,607	4,391,739
Lattice Semiconductor Corp. (a)	99	6,830
Marvell Technology, Inc.	3,841	231,651
Microchip Technology, Inc.	18,777	1,693,310
Micron Technology, Inc.	13,886	1,185,031
Monolithic Power Systems, Inc.	1,541	972,032
NVIDIA Corp.	36,821	18,234,496
NXP Semiconductors NV	1,699	390,226
ON Semiconductor Corp. (a)	3,450	288,178
Qorvo, Inc. (a)	1,621	182,541
QUALCOMM, Inc.	44,811	6,481,015
Skyworks Solutions, Inc.	6,412	720,837
Teradyne, Inc.	6,226	675,645
Texas Instruments, Inc.	69,151	11,787,479
		86,978,188
Security Description	Shares	Value
SOFTWARE — 6.5%
Adobe, Inc. (a)	15,697	$ 9,364,830
ANSYS, Inc. (a)	301	109,227
Aspen Technology, Inc. (a)	4,316	950,167
Atlassian Corp. Class A (a)	27	6,422
Autodesk, Inc. (a)	6,729	1,638,377
Bentley Systems, Inc. Class B	553	28,856
Bill Holdings, Inc. (a)	254	20,724
Cadence Design Systems, Inc. (a)	9,942	2,707,903
Ceridian HCM Holding, Inc. (a)	366	24,566
Crowdstrike Holdings, Inc. Class A (a)	35	8,936
Datadog, Inc. Class A (a)	44	5,341
DocuSign, Inc. (a)	48	2,854
Dropbox, Inc. Class A (a)	31,778	936,815
Dynatrace, Inc. (a)	121	6,618
Fair Isaac Corp. (a)	1,122	1,306,019
Fortinet, Inc. (a)	36,373	2,128,912
Gen Digital, Inc.	106,386	2,427,729
HubSpot, Inc. (a)	23	13,352
Intuit, Inc.	812	507,524
Manhattan Associates, Inc. (a)	3,034	653,281
Microsoft Corp.	85,505	32,153,300
Oracle Corp.	36,804	3,880,246
Palantir Technologies, Inc. Class A (a)	1,485	25,498
Palo Alto Networks, Inc. (a)	165	48,655
Paycom Software, Inc.	1,795	371,062
PTC, Inc. (a)	11,917	2,084,998
Roper Technologies, Inc.	10,545	5,748,818
Salesforce, Inc. (a)	4,081	1,073,874
ServiceNow, Inc. (a)	219	154,721
Splunk, Inc. (a)	164	24,985
Synopsys, Inc. (a)	5,286	2,721,814
Tyler Technologies, Inc. (a)	145	60,627
UiPath, Inc. Class A (a)	502	12,470
Unity Software, Inc. (a) (c)	437	17,869
Workday, Inc. Class A (a)	344	94,965
Zoom Video Communications, Inc. Class A (a)	1,775	127,640
Zscaler, Inc. (a)	29	6,425
		71,456,420
SPECIALIZED REITs — 0.4%
American Tower Corp. REIT	2,244	484,435
Crown Castle, Inc. REIT	2,575	296,614
Digital Realty Trust, Inc. REIT	2,535	341,160
Equinix, Inc. REIT	303	244,033
Extra Space Storage, Inc. REIT	1,664	266,789
Gaming & Leisure Properties, Inc. REIT	1,963	96,874
Iron Mountain, Inc. REIT	1,670	116,867
Public Storage REIT	5,742	1,751,310
SBA Communications Corp. REIT	318	80,673
VICI Properties, Inc. REIT	13,486	429,934

See accompanying notes to financial statements.
35

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Weyerhaeuser Co. REIT	11,354	$ 394,779
		4,503,468
SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (a)	1,459	3,772,405
Bath & Body Works, Inc.	4,854	209,499
Best Buy Co., Inc.	13,074	1,023,433
Burlington Stores, Inc. (a)	573	111,437
CarMax, Inc. (a)	4,460	342,260
Dick's Sporting Goods, Inc.	2,935	431,298
Home Depot, Inc.	16,507	5,720,501
Lowe's Cos., Inc.	8,905	1,981,808
O'Reilly Automotive, Inc. (a)	2,669	2,535,764
Ross Stores, Inc.	2,200	304,458
TJX Cos., Inc.	22,198	2,082,394
Tractor Supply Co. (c)	4,269	917,963
Ulta Beauty, Inc. (a)	2,476	1,213,215
		20,646,435
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	166,843	32,122,283
Dell Technologies, Inc. Class C	13,817	1,057,000
Hewlett Packard Enterprise Co.	38,870	660,013
HP, Inc.	24,808	746,473
NetApp, Inc.	16,826	1,483,380
Seagate Technology Holdings PLC	2,139	182,606
Super Micro Computer, Inc. (a)	1,754	498,592
Western Digital Corp. (a)	6,038	316,210
		37,066,557
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Deckers Outdoor Corp. (a)	939	627,656
Lululemon Athletica, Inc. (a)	4,410	2,254,789
NIKE, Inc. Class B	42,779	4,644,516
VF Corp.	8,667	162,939
		7,689,900
TOBACCO — 0.2%
Altria Group, Inc.	14,304	577,023
Philip Morris International, Inc.	11,442	1,076,464
		1,653,487
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	21,711	1,406,221
Ferguson PLC	9,087	1,754,427
Security Description	Shares	Value
United Rentals, Inc.	757	$ 434,079
Watsco, Inc. (c)	1,362	583,576
WW Grainger, Inc.	1,917	1,588,599
		5,766,902
WATER UTILITIES — 0.0% (b)
American Water Works Co., Inc.	2,872	379,075
Essential Utilities, Inc.	2,138	79,855
		458,930
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc.	41,873	6,713,498
TOTAL COMMON STOCKS (Cost $937,069,709)		1,099,460,294
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	2,112,871	2,113,717
State Street Navigator Securities Lending Portfolio II (d) (g)	1,816,035	1,816,035
TOTAL SHORT-TERM INVESTMENTS (Cost $3,929,825)		3,929,752
TOTAL INVESTMENTS — 100.1% (Cost $940,999,534)		1,103,390,046
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(867,590)
NET ASSETS — 100.0%		$ 1,102,522,456
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
36

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,099,460,257	$37	$—	$1,099,460,294
Short-Term Investments	3,929,752	—	—	3,929,752
TOTAL INVESTMENTS	$1,103,390,009	$37	$—	$1,103,390,046

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	7,894	$ 577,683	$ 83,401	$ 24,996	$2,476	$37,197	8,724	$ 675,761	$ 11,563
State Street Institutional Liquid Reserves Fund, Premier Class	2,004,731	2,005,132	27,571,878	27,462,483	(727)	(83)	2,112,871	2,113,717	37,877
State Street Navigator Securities Lending Portfolio II	1,105,870	1,105,870	5,096,301	4,386,136	—	—	1,816,035	1,816,035	5,218
Total		$3,688,685	$32,751,580	$31,873,615	$1,749	$ 37,114		$4,605,513	$54,658
See accompanying notes to financial statements.
37

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.8%
Tesla, Inc. (a)	73,155	$ 18,177,554
BROADLINE RETAIL — 11.2%
Alibaba Group Holding Ltd. ADR	247,197	19,160,239
Amazon.com, Inc. (a)	121,003	18,385,196
MercadoLibre, Inc. (a)	11,312	17,777,261
PDD Holdings, Inc. ADR (a)	128,367	18,781,376
		74,104,072
COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	368,564	18,619,853
ENTERTAINMENT — 2.9%
Netflix, Inc. (a)	39,343	19,155,320
GROUND TRANSPORTATION — 2.7%
Uber Technologies, Inc. (a)	289,347	17,815,095
HOTELS, RESTAURANTS & LEISURE — 5.6%
Airbnb, Inc. Class A (a)	126,900	17,276,166
Booking Holdings, Inc. (a)	5,458	19,360,727
		36,636,893
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class A (a)	132,123	18,456,262
Meta Platforms, Inc. Class A (a)	53,610	18,975,795
		37,432,057
IT SERVICES — 8.5%
International Business Machines Corp.	110,143	18,013,888
Shopify, Inc. Class A (a)	245,908	19,156,233
Snowflake, Inc. Class A (a)	93,523	18,611,077
		55,781,198
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 35.9%
Advanced Micro Devices, Inc. (a)	138,471	20,412,010
Analog Devices, Inc.	96,466	19,154,289
Applied Materials, Inc.	120,711	19,563,632
ASML Holding NV	25,626	19,396,832
Broadcom, Inc.	18,903	21,100,473
Intel Corp.	417,667	20,987,767
Lam Research Corp.	25,388	19,885,405
Micron Technology, Inc.	237,914	20,303,581
Security Description	Shares	Value
NVIDIA Corp.	37,577	$ 18,608,882
QUALCOMM, Inc.	134,256	19,417,445
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	177,750	18,486,000
Texas Instruments, Inc.	113,687	19,379,086
		236,695,402
SOFTWARE — 19.1%
Adobe, Inc. (a)	29,267	17,460,692
Intuit, Inc.	31,109	19,444,058
Microsoft Corp.	47,674	17,927,331
Oracle Corp.	156,964	16,548,715
Palo Alto Networks, Inc. (a)	59,799	17,633,529
Salesforce, Inc. (a)	71,118	18,713,991
ServiceNow, Inc. (a)	25,529	18,035,983
		125,764,299
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	91,158	17,550,650
TOTAL COMMON STOCKS (Cost $512,252,674)		657,732,393
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (b) (c) (Cost $424,689)	424,486	424,656
TOTAL INVESTMENTS — 100.0% (Cost $512,677,363)		658,157,049
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		215,785
NET ASSETS — 100.0%		$ 658,372,834
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$657,732,393	$—	$—	$657,732,393
Short-Term Investment	424,656	—	—	424,656
TOTAL INVESTMENTS	$658,157,049	$—	$—	$658,157,049
See accompanying notes to financial statements.
38

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	316,002	$ 316,066	$ 2,900,002	$ 2,791,459	$81	$(34)	424,486	$424,656	$ 7,580
State Street Navigator Securities Lending Portfolio II	5,868,997	5,868,997	131,726,401	137,595,398	—	—	—	—	4,271
Total		$6,185,063	$134,626,403	$140,386,857	$81	$(34)		$424,656	$11,851
See accompanying notes to financial statements.
39

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Axon Enterprise, Inc. (a)	2,662	$ 687,675
Boeing Co. (a)	21,564	5,620,872
General Dynamics Corp.	8,589	2,230,306
Howmet Aerospace, Inc.	14,502	784,848
Huntington Ingalls Industries, Inc.	1,511	392,316
L3Harris Technologies, Inc.	7,155	1,506,986
Lockheed Martin Corp.	8,374	3,795,432
Northrop Grumman Corp.	5,409	2,532,169
RTX Corp.	54,524	4,587,649
Textron, Inc.	7,433	597,762
TransDigm Group, Inc.	2,091	2,115,256
		24,851,271
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	4,411	381,066
Expeditors International of Washington, Inc.	5,628	715,882
FedEx Corp.	8,791	2,223,859
United Parcel Service, Inc. Class B	27,554	4,332,316
		7,653,123
AIRLINES — 0.2%
American Airlines Group, Inc. (a)	23,901	328,400
Delta Air Lines, Inc.	24,244	975,336
Southwest Airlines Co.	22,167	640,183
United Airlines Holdings, Inc. (a)	12,327	508,612
		2,452,531
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	10,906	978,486
BorgWarner, Inc.	8,910	319,424
		1,297,910
AUTOMOBILES — 2.0%
Ford Motor Co.	148,984	1,816,115
General Motors Co.	52,257	1,877,071
Tesla, Inc. (a)	104,873	26,058,843
		29,752,029
BANKS — 4.2%
Bank of America Corp.	261,075	8,790,395
Bank of New York Mellon Corp.	29,567	1,538,962
Citigroup, Inc.	72,575	3,733,258
Citizens Financial Group, Inc.	17,679	585,882
Comerica, Inc.	4,969	277,320
Fifth Third Bancorp	25,596	882,806
Goldman Sachs Group, Inc.	12,366	4,770,432
Huntington Bancshares, Inc.	54,913	698,493
JPMorgan Chase & Co.	109,626	18,647,383
KeyCorp	35,405	509,832
M&T Bank Corp.	6,293	862,644
Morgan Stanley	47,923	4,468,820
Northern Trust Corp.	7,900	666,602
PNC Financial Services Group, Inc.	15,188	2,351,862
Security Description	Shares	Value
Regions Financial Corp.	35,840	$ 694,579
State Street Corp. (b)	11,701	906,359
Truist Financial Corp.	50,092	1,849,397
U.S. Bancorp	59,150	2,560,012
Wells Fargo & Co.	137,710	6,778,086
Zions Bancorp NA	5,604	245,848
		61,818,972
BEVERAGES — 1.5%
Brown-Forman Corp. Class B	6,706	382,913
Coca-Cola Co.	147,548	8,695,004
Constellation Brands, Inc. Class A	6,111	1,477,334
Keurig Dr Pepper, Inc.	38,224	1,273,624
Molson Coors Beverage Co. Class B	7,120	435,815
Monster Beverage Corp. (a)	28,266	1,628,404
PepsiCo, Inc.	52,134	8,854,438
		22,747,532
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	66,948	10,374,932
Amgen, Inc.	20,294	5,845,078
Biogen, Inc. (a)	5,461	1,413,143
Gilead Sciences, Inc.	47,239	3,826,831
Incyte Corp. (a)	7,077	444,365
Moderna, Inc. (a)	12,434	1,236,561
Regeneron Pharmaceuticals, Inc. (a)	4,059	3,564,979
Vertex Pharmaceuticals, Inc. (a)	9,785	3,981,419
		30,687,308
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	344,841	52,395,142
eBay, Inc.	19,681	858,485
Etsy, Inc. (a)	4,764	386,122
		53,639,749
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	4,658	384,006
Allegion PLC	3,454	437,587
Carrier Global Corp.	31,485	1,808,813
Johnson Controls International PLC	25,910	1,493,453
Masco Corp.	8,480	567,990
Trane Technologies PLC	8,661	2,112,418
		6,804,267
CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.	3,901	1,481,717
BlackRock, Inc.	5,302	4,304,164
Blackstone, Inc.	26,943	3,527,378
Cboe Global Markets, Inc.	3,967	708,347
Charles Schwab Corp.	56,435	3,882,728
CME Group, Inc.	13,711	2,887,537
FactSet Research Systems, Inc.	1,443	688,383
Franklin Resources, Inc.	10,675	318,008
Intercontinental Exchange, Inc.	21,764	2,795,150
Invesco Ltd.	17,087	304,832

See accompanying notes to financial statements.
40

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MarketAxess Holdings, Inc.	1,436	$ 420,533
Moody's Corp.	5,997	2,342,188
MSCI, Inc.	2,998	1,695,819
Nasdaq, Inc.	12,696	738,145
Raymond James Financial, Inc.	7,237	806,925
S&P Global, Inc.	12,286	5,412,229
T Rowe Price Group, Inc.	8,466	911,704
		33,225,787
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	8,464	2,317,443
Albemarle Corp. (c)	4,397	635,279
Celanese Corp.	3,755	583,414
CF Industries Holdings, Inc.	7,522	597,999
Corteva, Inc.	26,873	1,287,754
Dow, Inc.	26,498	1,453,150
DuPont de Nemours, Inc.	16,307	1,254,498
Eastman Chemical Co.	4,497	403,921
Ecolab, Inc.	9,740	1,931,929
FMC Corp.	4,867	306,864
International Flavors & Fragrances, Inc.	9,573	775,126
Linde PLC	18,388	7,552,135
LyondellBasell Industries NV Class A	9,689	921,230
Mosaic Co.	12,960	463,061
PPG Industries, Inc.	8,883	1,328,453
Sherwin-Williams Co.	8,929	2,784,955
		24,597,211
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	3,310	1,994,804
Copart, Inc. (a)	33,419	1,637,531
Republic Services, Inc.	7,812	1,288,277
Rollins, Inc.	10,680	466,396
Veralto Corp.	8,312	683,745
Waste Management, Inc.	13,898	2,489,132
		8,559,885
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	9,422	2,218,975
Cisco Systems, Inc.	153,596	7,759,670
F5, Inc. (a)	2,239	400,736
Juniper Networks, Inc.	12,316	363,076
Motorola Solutions, Inc.	6,312	1,976,224
		12,718,681
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,598	1,208,048
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	2,359	1,176,929
Vulcan Materials Co.	4,966	1,127,331
		2,304,260
CONSUMER FINANCE — 0.5%
American Express Co.	21,830	4,089,632
Capital One Financial Corp.	14,310	1,876,327
Discover Financial Services	9,652	1,084,885
Security Description	Shares	Value
Synchrony Financial	15,690	$ 599,201
		7,650,045
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Costco Wholesale Corp.	16,788	11,081,423
Dollar General Corp.	8,482	1,153,128
Dollar Tree, Inc. (a)	7,985	1,134,269
Kroger Co.	25,475	1,164,462
Sysco Corp.	19,038	1,392,249
Target Corp.	17,663	2,515,565
Walgreens Boots Alliance, Inc.	26,720	697,659
Walmart, Inc.	54,094	8,527,919
		27,666,674
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	54,806	528,330
Avery Dennison Corp.	3,105	627,707
Ball Corp.	12,293	707,093
International Paper Co.	13,547	489,724
Packaging Corp. of America	3,399	553,731
Westrock Co.	9,883	410,342
		3,316,927
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,347	740,560
LKQ Corp.	10,471	500,409
Pool Corp.	1,528	609,229
		1,850,198
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	271,110	4,549,226
Verizon Communications, Inc.	159,628	6,017,975
		10,567,201
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	9,229	473,448
American Electric Power Co., Inc.	19,801	1,608,237
Constellation Energy Corp.	12,302	1,437,981
Duke Energy Corp.	29,225	2,835,994
Edison International	14,335	1,024,809
Entergy Corp.	8,195	829,252
Evergy, Inc.	8,534	445,475
Eversource Energy	13,031	804,273
Exelon Corp.	38,273	1,374,001
FirstEnergy Corp.	19,584	717,950
NextEra Energy, Inc.	76,835	4,666,958
NRG Energy, Inc.	8,561	442,604
PG&E Corp.	79,444	1,432,375
Pinnacle West Capital Corp.	4,316	310,061
PPL Corp.	27,723	751,293
Southern Co.	41,356	2,899,883
Xcel Energy, Inc.	21,240	1,314,968
		23,369,562
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	8,647	1,425,804
Eaton Corp. PLC	15,230	3,667,689
Emerson Electric Co.	21,641	2,106,318

See accompanying notes to financial statements.
41

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Generac Holdings, Inc. (a)	2,344	$ 302,939
Rockwell Automation, Inc.	4,347	1,349,656
		8,852,406
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	22,897	2,269,780
CDW Corp.	5,140	1,168,425
Corning, Inc.	28,584	870,383
Hubbell, Inc.	2,034	669,044
Keysight Technologies, Inc. (a)	6,812	1,083,721
TE Connectivity Ltd.	11,784	1,655,652
Teledyne Technologies, Inc. (a)	1,815	810,016
Trimble, Inc. (a)	9,245	491,834
Zebra Technologies Corp. Class A (a)	1,971	538,733
		9,557,588
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	37,967	1,297,712
Halliburton Co.	34,505	1,247,356
Schlumberger NV	54,466	2,834,411
		5,379,479
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	9,375	1,282,594
Live Nation Entertainment, Inc. (a)	5,344	500,198
Netflix, Inc. (a)	16,596	8,080,260
Take-Two Interactive Software, Inc. (a)	5,889	947,835
Walt Disney Co.	69,385	6,264,772
Warner Bros Discovery, Inc. (a)	82,992	944,449
		18,020,108
FINANCIAL SERVICES — 4.3%
Berkshire Hathaway, Inc. Class B (a)	68,993	24,607,043
Fidelity National Information Services, Inc.	22,329	1,341,303
Fiserv, Inc. (a)	22,759	3,023,306
FleetCor Technologies, Inc. (a)	2,817	796,112
Global Payments, Inc.	9,876	1,254,252
Jack Henry & Associates, Inc.	2,776	453,626
Mastercard, Inc. Class A	31,401	13,392,841
PayPal Holdings, Inc. (a)	40,882	2,510,564
Visa, Inc. Class A	60,444	15,736,595
		63,115,642
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	20,226	1,460,722
Bunge Global SA	5,729	578,343
Campbell Soup Co.	7,566	327,078
Conagra Brands, Inc.	17,881	512,469
General Mills, Inc.	22,333	1,454,772
Hershey Co.	5,578	1,039,962
Hormel Foods Corp.	10,884	349,485
J M Smucker Co.	4,041	510,702
Security Description	Shares	Value
Kellanova	10,319	$ 576,935
Kraft Heinz Co.	29,900	1,105,702
Lamb Weston Holdings, Inc.	5,381	581,632
McCormick & Co., Inc.	9,412	643,969
Mondelez International, Inc. Class A	51,629	3,739,489
Tyson Foods, Inc. Class A	11,064	594,690
		13,475,950
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	5,796	671,756
GROUND TRANSPORTATION — 0.8%
CSX Corp.	74,933	2,597,927
JB Hunt Transport Services, Inc.	3,169	632,976
Norfolk Southern Corp.	8,575	2,026,959
Old Dominion Freight Line, Inc.	3,398	1,377,311
Union Pacific Corp.	23,169	5,690,770
		12,325,943
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	65,804	7,243,046
Align Technology, Inc. (a)	2,763	757,062
Baxter International, Inc.	18,983	733,883
Becton Dickinson & Co.	11,018	2,686,519
Boston Scientific Corp. (a)	55,523	3,209,785
Cooper Cos., Inc.	1,916	725,091
DENTSPLY SIRONA, Inc.	8,304	295,539
Dexcom, Inc. (a)	14,523	1,802,159
Edwards Lifesciences Corp. (a)	23,276	1,774,795
GE HealthCare Technologies, Inc.	14,853	1,148,434
Hologic, Inc. (a)	9,287	663,556
IDEXX Laboratories, Inc. (a)	3,108	1,725,095
Insulet Corp. (a)	2,644	573,695
Intuitive Surgical, Inc. (a)	13,351	4,504,093
Medtronic PLC	50,453	4,156,318
ResMed, Inc.	5,576	959,184
STERIS PLC	3,785	832,132
Stryker Corp.	12,821	3,839,377
Teleflex, Inc.	1,796	447,815
Zimmer Biomet Holdings, Inc.	7,913	963,012
		39,040,590
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Cardinal Health, Inc.	9,345	941,976
Cencora, Inc.	6,428	1,320,183
Centene Corp. (a)	20,257	1,503,272
Cigna Group	11,096	3,322,697
CVS Health Corp.	48,705	3,845,747
DaVita, Inc. (a)	2,043	214,025
Elevance Health, Inc.	8,955	4,222,820
HCA Healthcare, Inc.	7,511	2,033,077
Henry Schein, Inc. (a)	5,243	396,948
Humana, Inc.	4,703	2,153,080
Laboratory Corp. of America Holdings	3,320	754,603
McKesson Corp.	5,046	2,336,197
Molina Healthcare, Inc. (a)	2,190	791,269

See accompanying notes to financial statements.
42

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	4,306	$ 593,711
UnitedHealth Group, Inc.	35,073	18,464,882
Universal Health Services, Inc. Class B	2,412	367,685
		43,262,172
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	20,037	396,733
Ventas, Inc. REIT	15,047	749,942
Welltower, Inc. REIT	21,097	1,902,317
		3,048,992
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	26,282	511,711
HOTELS, RESTAURANTS & LEISURE — 2.2%
Airbnb, Inc. Class A (a)	16,485	2,244,268
Booking Holdings, Inc. (a)	1,323	4,692,972
Caesars Entertainment, Inc. (a)	7,964	373,352
Carnival Corp. (a)	37,830	701,368
Chipotle Mexican Grill, Inc. (a)	1,045	2,389,873
Darden Restaurants, Inc.	4,597	755,287
Domino's Pizza, Inc.	1,352	557,335
Expedia Group, Inc. (a)	5,056	767,450
Hilton Worldwide Holdings, Inc.	9,725	1,770,825
Las Vegas Sands Corp.	14,045	691,155
Marriott International, Inc. Class A	9,354	2,109,421
McDonald's Corp.	27,505	8,155,508
MGM Resorts International (a)	10,674	476,914
Norwegian Cruise Line Holdings Ltd. (a)	16,148	323,606
Royal Caribbean Cruises Ltd. (a)	8,939	1,157,511
Starbucks Corp.	43,424	4,169,138
Wynn Resorts Ltd.	3,905	355,785
Yum! Brands, Inc.	10,733	1,402,374
		33,094,142
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	11,428	1,736,827
Garmin Ltd.	5,645	725,608
Lennar Corp. Class A	9,487	1,413,943
Mohawk Industries, Inc. (a)	2,126	220,041
NVR, Inc. (a)	120	840,054
PulteGroup, Inc.	8,174	843,720
Whirlpool Corp.	2,192	266,920
		6,047,113
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	9,246	874,302
Clorox Co.	4,656	663,899
Colgate-Palmolive Co.	31,222	2,488,706
Kimberly-Clark Corp.	12,814	1,557,029
Procter & Gamble Co.	89,373	13,096,719
		18,680,655
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	24,897	479,267
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	20,903	$ 2,285,116
General Electric Co.	41,444	5,289,498
Honeywell International, Inc.	24,999	5,242,540
		12,817,154
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	35,037	4,670,432
INSURANCE — 2.1%
Aflac, Inc.	20,168	1,663,613
Allstate Corp.	9,982	1,397,280
American International Group, Inc.	26,621	1,803,573
Aon PLC Class A	7,592	2,209,424
Arch Capital Group Ltd. (a)	14,383	1,068,226
Arthur J Gallagher & Co.	8,191	1,841,992
Assurant, Inc.	1,971	332,094
Brown & Brown, Inc.	8,711	619,439
Chubb Ltd.	15,470	3,496,220
Cincinnati Financial Corp.	5,979	618,587
Everest Group Ltd.	1,622	573,507
Globe Life, Inc.	3,249	395,468
Hartford Financial Services Group, Inc.	11,405	916,734
Loews Corp.	6,943	483,163
Marsh & McLennan Cos., Inc.	18,809	3,563,741
MetLife, Inc.	23,578	1,559,213
Principal Financial Group, Inc.	8,559	673,337
Progressive Corp.	22,185	3,533,627
Prudential Financial, Inc.	13,689	1,419,686
Travelers Cos., Inc.	8,661	1,649,834
W R Berkley Corp.	7,803	551,828
Willis Towers Watson PLC	3,985	961,182
		31,331,768
INTERACTIVE MEDIA & SERVICES — 6.0%
Alphabet, Inc. Class A (a)	224,409	31,347,693
Alphabet, Inc. Class C (a)	188,869	26,617,308
Match Group, Inc. (a)	10,506	383,469
Meta Platforms, Inc. Class A (a)	84,167	29,791,752
		88,140,222
IT SERVICES — 1.3%
Accenture PLC Class A	23,799	8,351,307
Akamai Technologies, Inc. (a)	5,768	682,643
Cognizant Technology Solutions Corp. Class A	19,013	1,436,052
EPAM Systems, Inc. (a)	2,153	640,173
Gartner, Inc. (a)	2,955	1,333,030
International Business Machines Corp.	34,624	5,662,755
VeriSign, Inc. (a)	3,462	713,034
		18,818,994
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	4,816	245,905

See accompanying notes to financial statements.
43

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	11,095	$ 1,542,538
Bio-Rad Laboratories, Inc. Class A (a)	801	258,635
Bio-Techne Corp.	5,747	443,438
Charles River Laboratories International, Inc. (a)	1,912	451,997
Danaher Corp.	24,964	5,775,172
Illumina, Inc. (a)	5,912	823,187
IQVIA Holdings, Inc. (a)	6,973	1,613,413
Mettler-Toledo International, Inc. (a)	825	1,000,692
Revvity, Inc.	4,706	514,413
Thermo Fisher Scientific, Inc.	14,657	7,779,789
Waters Corp. (a)	2,227	733,195
West Pharmaceutical Services, Inc.	2,797	984,879
		21,921,348
MACHINERY — 1.8%
Caterpillar, Inc.	19,390	5,733,041
Cummins, Inc.	5,352	1,282,179
Deere & Co.	10,156	4,061,080
Dover Corp.	5,312	817,039
Fortive Corp.	13,515	995,109
IDEX Corp.	2,851	618,981
Illinois Tool Works, Inc.	10,382	2,719,461
Ingersoll Rand, Inc.	15,261	1,180,286
Nordson Corp.	2,010	530,961
Otis Worldwide Corp.	15,518	1,388,395
PACCAR, Inc.	20,080	1,960,812
Parker-Hannifin Corp.	4,834	2,227,024
Pentair PLC	6,219	452,183
Snap-on, Inc.	1,983	572,770
Stanley Black & Decker, Inc.	5,598	549,164
Westinghouse Air Brake Technologies Corp.	6,867	871,422
Xylem, Inc.	9,055	1,035,530
		26,995,437
MEDIA — 0.7%
Charter Communications, Inc. Class A (a)	3,868	1,503,414
Comcast Corp. Class A	152,272	6,677,127
Fox Corp. Class A	9,374	278,127
Fox Corp. Class B	5,581	154,315
Interpublic Group of Cos., Inc.	14,681	479,188
News Corp. Class A	14,680	360,394
News Corp. Class B	4,649	119,572
Omnicom Group, Inc.	7,506	649,344
Paramount Global Class B	18,972	280,596
		10,502,077
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	54,376	2,314,786
Newmont Corp.	43,913	1,817,559
Nucor Corp.	9,321	1,622,227
Security Description	Shares	Value
Steel Dynamics, Inc.	5,911	$ 698,089
		6,452,661
MULTI-UTILITIES — 0.7%
Ameren Corp.	9,728	703,724
CenterPoint Energy, Inc.	23,890	682,537
CMS Energy Corp.	10,884	632,034
Consolidated Edison, Inc.	13,090	1,190,797
Dominion Energy, Inc.	31,473	1,479,231
DTE Energy Co.	7,831	863,446
NiSource, Inc.	15,319	406,719
Public Service Enterprise Group, Inc.	18,873	1,154,084
Sempra	23,647	1,767,140
WEC Energy Group, Inc.	11,833	995,984
		9,875,696
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	6,075	770,128
Boston Properties, Inc. REIT	5,254	368,673
		1,138,801
OIL, GAS & CONSUMABLE FUELS — 0.8%
Kinder Morgan, Inc.	74,493	1,314,056
Marathon Petroleum Corp.	14,397	2,135,939
ONEOK, Inc.	22,145	1,555,022
Phillips 66	16,683	2,221,175
Targa Resources Corp.	8,513	739,524
Valero Energy Corp.	12,909	1,678,170
Williams Cos., Inc.	45,830	1,596,259
		11,240,145
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	8,703	1,272,814
Kenvue, Inc.	65,571	1,411,743
		2,684,557
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	77,157	3,958,925
Catalent, Inc. (a)	6,815	306,198
Eli Lilly & Co.	30,238	17,626,335
Johnson & Johnson	91,282	14,307,541
Merck & Co., Inc.	96,089	10,475,623
Pfizer, Inc.	214,111	6,164,256
Viatris, Inc.	45,079	488,205
Zoetis, Inc.	17,410	3,436,212
		56,763,295
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	15,624	3,639,923
Broadridge Financial Solutions, Inc.	4,395	904,271
Equifax, Inc.	4,560	1,127,643
Jacobs Solutions, Inc.	4,889	634,592
Leidos Holdings, Inc.	5,361	580,275
Paychex, Inc.	12,066	1,437,181
Robert Half, Inc.	4,108	361,175

See accompanying notes to financial statements.
44

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc.	5,488	$ 1,310,864
		9,995,924
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	11,557	1,075,841
CoStar Group, Inc. (a)	15,319	1,338,728
		2,414,569
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	5,499	1,029,523
Camden Property Trust REIT	3,987	395,869
Equity Residential REIT	12,772	781,136
Essex Property Trust, Inc. REIT	2,443	605,717
Invitation Homes, Inc. REIT	21,803	743,700
Mid-America Apartment Communities, Inc. REIT	4,394	590,817
UDR, Inc. REIT	11,374	435,511
		4,582,273
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,764	284,830
Kimco Realty Corp. REIT	25,222	537,481
Realty Income Corp. REIT	26,937	1,546,723
Regency Centers Corp. REIT	5,923	396,841
Simon Property Group, Inc. REIT	12,328	1,758,466
		4,524,341
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.4%
Advanced Micro Devices, Inc. (a)	61,267	9,031,368
Analog Devices, Inc.	18,896	3,751,990
Applied Materials, Inc.	31,721	5,141,022
Broadcom, Inc.	16,644	18,578,865
Enphase Energy, Inc. (a)	5,091	672,725
First Solar, Inc. (a)	4,170	718,408
Intel Corp.	159,084	7,993,971
KLA Corp.	5,154	2,996,020
Lam Research Corp.	4,998	3,914,733
Microchip Technology, Inc.	20,516	1,850,133
Micron Technology, Inc.	41,593	3,549,547
Monolithic Power Systems, Inc.	1,816	1,145,496
NVIDIA Corp.	93,661	46,382,800
NXP Semiconductors NV	9,851	2,262,578
ON Semiconductor Corp. (a)	16,231	1,355,775
Qorvo, Inc. (a)	3,691	415,644
QUALCOMM, Inc.	42,204	6,103,965
Skyworks Solutions, Inc.	6,183	695,093
Teradyne, Inc.	5,849	634,733
Texas Instruments, Inc.	34,438	5,870,302
		123,065,168
SOFTWARE — 11.1%
Adobe, Inc. (a)	17,265	10,300,302
ANSYS, Inc. (a)	3,242	1,176,457
Autodesk, Inc. (a)	8,188	1,993,614
Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	10,336	$ 2,815,216
Ceridian HCM Holding, Inc. (a)	5,747	385,739
Fair Isaac Corp. (a)	956	1,112,794
Fortinet, Inc. (a)	24,168	1,414,553
Gen Digital, Inc.	21,608	493,095
Intuit, Inc.	10,626	6,641,569
Microsoft Corp.	281,830	105,979,353
Oracle Corp.	59,794	6,304,081
Palo Alto Networks, Inc. (a)	11,616	3,425,326
Paycom Software, Inc.	1,886	389,874
PTC, Inc. (a)	4,507	788,545
Roper Technologies, Inc.	4,050	2,207,939
Salesforce, Inc. (a)	36,895	9,708,550
ServiceNow, Inc. (a)	7,805	5,514,154
Synopsys, Inc. (a)	5,768	2,970,001
Tyler Technologies, Inc. (a)	1,567	655,194
		164,276,356
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	17,647	3,809,634
Crown Castle, Inc. REIT	16,272	1,874,372
Digital Realty Trust, Inc. REIT	11,652	1,568,126
Equinix, Inc. REIT	3,556	2,863,967
Extra Space Storage, Inc. REIT	8,003	1,283,121
Iron Mountain, Inc. REIT	10,868	760,543
Public Storage REIT	6,074	1,852,570
SBA Communications Corp. REIT	4,150	1,052,813
VICI Properties, Inc. REIT	38,438	1,225,403
Weyerhaeuser Co. REIT	27,897	969,979
		17,260,528
SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (a)	670	1,732,359
Bath & Body Works, Inc.	8,560	369,450
Best Buy Co., Inc.	7,543	590,466
CarMax, Inc. (a)	6,110	468,881
Home Depot, Inc.	37,922	13,141,869
Lowe's Cos., Inc.	21,883	4,870,062
O'Reilly Automotive, Inc. (a)	2,244	2,131,979
Ross Stores, Inc.	12,840	1,776,928
TJX Cos., Inc.	43,382	4,069,665
Tractor Supply Co. (c)	4,179	898,610
Ulta Beauty, Inc. (a)	1,906	933,921
		30,984,190
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
Apple, Inc.	554,371	106,733,048
Hewlett Packard Enterprise Co.	48,693	826,807
HP, Inc.	32,978	992,308
NetApp, Inc.	7,917	697,963
Seagate Technology Holdings PLC	7,487	639,165
Western Digital Corp. (a)	11,937	625,141
		110,514,432

See accompanying notes to financial statements.
45

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Lululemon Athletica, Inc. (a)	4,366	$ 2,232,292
NIKE, Inc. Class B	46,545	5,053,391
Ralph Lauren Corp.	1,507	217,309
Tapestry, Inc.	9,081	334,272
VF Corp.	12,099	227,461
		8,064,725
TOBACCO — 0.6%
Altria Group, Inc.	67,066	2,705,443
Philip Morris International, Inc.	58,867	5,538,207
		8,243,650
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	21,448	1,389,187
United Rentals, Inc.	2,570	1,473,689
WW Grainger, Inc.	1,674	1,387,227
		4,250,103
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,266	959,039
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	19,295	3,093,567
TOTAL COMMON STOCKS (Cost $1,229,766,479)		1,470,130,042
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	1,826,181	1,826,911
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (b) (g)	1,429,414	$ 1,429,414
TOTAL SHORT-TERM INVESTMENTS (Cost $3,256,134)		3,256,325
TOTAL INVESTMENTS — 100.0% (Cost $1,233,022,613)		1,473,386,367
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(175,367)
NET ASSETS — 100.0%		$ 1,473,211,000
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
46

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	03/15/2024	$2,313,792	$2,410,000	$96,208

During the period ended December 31, 2023, average notional value related to futures contracts was $2,253,804.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,470,130,042	$—	$—	$1,470,130,042
Short-Term Investments	3,256,325	—	—	3,256,325
TOTAL INVESTMENTS	$1,473,386,367	$—	$—	$1,473,386,367
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 96,208	$—	$—	$ 96,208
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 96,208	$—	$—	$ 96,208

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	12,860	$ 941,095	$ 37,549	$ 121,029	$(19,448)	$68,192	11,701	$ 906,359	$16,597
State Street Institutional Liquid Reserves Fund, Premier Class	1,697,127	1,697,466	18,528,020	18,398,755	121	59	1,826,181	1,826,911	57,416
State Street Navigator Securities Lending Portfolio II	—	—	5,910,312	4,480,898	—	—	1,429,414	1,429,414	526
Total		$2,638,561	$24,475,881	$23,000,682	$(19,327)	$68,251		$4,162,684	$74,539
See accompanying notes to financial statements.
47

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 44.6%
Affiliated Managers Group, Inc.	31,502	$ 4,770,033
Ameriprise Financial, Inc.	12,236	4,647,600
ARES Management Corp. Class A	39,549	4,703,167
Artisan Partners Asset Management, Inc. Class A	111,482	4,925,275
AssetMark Financial Holdings, Inc. (a)	41,833	1,252,898
Bank of New York Mellon Corp.	89,189	4,642,288
BlackRock, Inc.	5,875	4,769,325
Blackstone, Inc.	38,870	5,088,860
Blue Owl Capital, Inc. (b)	329,986	4,916,791
Brightsphere Investment Group, Inc.	74,338	1,424,316
Carlyle Group, Inc. (b)	118,484	4,821,114
Cohen & Steers, Inc.	63,360	4,798,253
Diamond Hill Investment Group, Inc.	6,056	1,002,813
Federated Hermes, Inc.	135,385	4,584,136
Franklin Resources, Inc.	171,123	5,097,754
Hamilton Lane, Inc. Class A	42,199	4,787,055
Invesco Ltd.	287,680	5,132,211
Janus Henderson Group PLC	159,928	4,821,829
KKR & Co., Inc.	56,864	4,711,182
Northern Trust Corp.	54,431	4,592,888
P10, Inc. Class A	122,442	1,251,357
SEI Investments Co.	72,636	4,616,018
State Street Corp. (c)	59,153	4,581,991
StepStone Group, Inc. Class A	127,934	4,072,139
T Rowe Price Group, Inc.	44,450	4,786,821
TPG, Inc.	116,715	5,038,587
Victory Capital Holdings, Inc. Class A	132,951	4,578,832
Virtus Investment Partners, Inc.	17,030	4,117,173
WisdomTree, Inc. (b)	458,179	3,175,181
		121,707,887
FINANCIAL EXCHANGES & DATA — 23.0%
Cboe Global Markets, Inc.	24,483	4,371,684
CME Group, Inc.	20,676	4,354,366
Coinbase Global, Inc. Class A (a)	29,844	5,190,469
Donnelley Financial Solutions, Inc. (a)	72,491	4,521,264
FactSet Research Systems, Inc.	9,858	4,702,759
Intercontinental Exchange, Inc.	38,607	4,958,297
MarketAxess Holdings, Inc.	16,720	4,896,452
Moody's Corp.	11,681	4,562,131
Morningstar, Inc.	15,925	4,558,372
MSCI, Inc.	8,636	4,884,953
Nasdaq, Inc.	81,075	4,713,701
Open Lending Corp. Class A (a)	241,896	2,058,535
S&P Global, Inc.	10,533	4,639,997
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	48,430	$ 4,401,318
		62,814,298
INVESTMENT BANKING & BROKERAGE — 32.2%
B Riley Financial, Inc.	173,087	3,633,096
BGC Group, Inc. Class A	684,762	4,943,982
Charles Schwab Corp.	68,295	4,698,696
Evercore, Inc. Class A	28,271	4,835,755
Goldman Sachs Group, Inc.	12,472	4,811,323
Houlihan Lokey, Inc.	38,407	4,605,383
Interactive Brokers Group, Inc. Class A	52,622	4,362,364
Jefferies Financial Group, Inc.	118,613	4,793,151
Lazard Ltd. Class A	134,593	4,683,836
LPL Financial Holdings, Inc.	19,524	4,444,053
Moelis & Co. Class A (b)	81,651	4,583,071
Morgan Stanley	53,179	4,958,942
Perella Weinberg Partners	81,666	998,775
Piper Sandler Cos.	26,591	4,649,968
PJT Partners, Inc. Class A	45,077	4,591,994
Raymond James Financial, Inc.	40,874	4,557,451
Robinhood Markets, Inc. Class A (a)	373,030	4,752,402
Stifel Financial Corp.	67,286	4,652,827
StoneX Group, Inc. (a)	46,626	3,442,398
Virtu Financial, Inc. Class A	232,375	4,707,917
		87,707,384
TOTAL COMMON STOCKS (Cost $247,962,581)		272,229,569
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	389,789	389,945
State Street Navigator Securities Lending Portfolio II (c) (f)	9,206,538	9,206,538
TOTAL SHORT-TERM INVESTMENTS (Cost $9,596,518)		9,596,483
TOTAL INVESTMENTS — 103.3% (Cost $257,559,099)		281,826,052
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(9,015,506)
NET ASSETS — 100.0%		$ 272,810,546

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
48

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$272,229,569	$—	$—	$272,229,569
Short-Term Investments	9,596,483	—	—	9,596,483
TOTAL INVESTMENTS	$281,826,052	$—	$—	$281,826,052

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	30,384	$2,223,501	$ 3,919,320	$ 1,893,917	$(24,913)	$358,000	59,153	$ 4,581,991	$ 96,026
State Street Institutional Liquid Reserves Fund, Premier Class	237,542	237,590	8,709,929	8,557,680	144	(38)	389,789	389,945	12,176
State Street Navigator Securities Lending Portfolio II	4,491,999	4,491,999	64,962,107	60,247,568	—	—	9,206,538	9,206,538	39,437
Total		$6,953,090	$77,591,356	$70,699,165	$(24,769)	$357,962		$14,178,474	$147,639
See accompanying notes to financial statements.
49

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 78.1%
Abbott Laboratories	50,008	$ 5,504,381
Alphatec Holdings, Inc. (a)	411,199	6,213,217
Artivion, Inc. (a)	99,906	1,786,319
AtriCure, Inc. (a)	153,085	5,463,604
Axonics, Inc. (a)	91,981	5,723,978
Baxter International, Inc.	144,574	5,589,231
Becton Dickinson & Co.	22,499	5,485,931
Boston Scientific Corp. (a)	95,111	5,498,367
CONMED Corp.	47,786	5,233,045
Dexcom, Inc. (a)	44,680	5,544,341
Edwards Lifesciences Corp. (a)	75,547	5,760,459
Enovis Corp. (a)	105,518	5,911,118
Envista Holdings Corp. (a)	222,871	5,362,276
GE HealthCare Technologies, Inc.	76,275	5,897,583
Glaukos Corp. (a)	82,136	6,528,991
Globus Medical, Inc. Class A (a)	112,370	5,988,197
Hologic, Inc. (a)	76,442	5,461,781
IDEXX Laboratories, Inc. (a)	9,836	5,459,472
Inari Medical, Inc. (a)	82,892	5,381,349
Inspire Medical Systems, Inc. (a) (b)	31,658	6,440,187
Insulet Corp. (a)	26,849	5,825,696
Integer Holdings Corp. (a)	58,369	5,783,201
Integra LifeSciences Holdings Corp. (a)	126,638	5,515,085
Intuitive Surgical, Inc. (a)	16,837	5,680,130
iRhythm Technologies, Inc. (a)	58,618	6,274,471
LeMaitre Vascular, Inc.	69,474	3,943,344
LivaNova PLC (a)	112,564	5,824,061
Masimo Corp. (a)	50,080	5,869,877
Medtronic PLC	65,864	5,425,876
Nevro Corp. (a)	226,902	4,882,931
Novocure Ltd. (a)	418,107	6,242,337
Omnicell, Inc. (a)	149,409	5,622,261
Orthofix Medical, Inc. (a)	373,360	5,032,893
Paragon 28, Inc. (a) (b)	213,291	2,651,207
Penumbra, Inc. (a)	23,328	5,867,925
PROCEPT BioRobotics Corp. (a)	132,918	5,570,593
Pulmonx Corp. (a)	110,281	1,406,083
QuidelOrtho Corp. (a)	79,162	5,834,239
ResMed, Inc.	32,089	5,519,950
Shockwave Medical, Inc. (a)	30,002	5,717,181
SI-BONE, Inc. (a)	195,493	4,103,398
Silk Road Medical, Inc. (a)	537,689	6,597,444
STERIS PLC	26,066	5,730,610
Stryker Corp.	18,078	5,413,638
Surmodics, Inc. (a)	26,215	952,915
Tactile Systems Technology, Inc. (a)	270,524	3,868,493
Tandem Diabetes Care, Inc. (a)	217,673	6,438,767
Teleflex, Inc.	22,617	5,639,323
TransMedics Group, Inc. (a) (b)	71,691	5,658,571
Security Description	Shares	Value
Treace Medical Concepts, Inc. (a)	478,305	$ 6,098,389
Varex Imaging Corp. (a)	144,552	2,963,316
Zimmer Biomet Holdings, Inc.	44,556	5,422,465
		273,610,497
HEALTH CARE SUPPLIES — 21.8%
Align Technology, Inc. (a)	23,624	6,472,976
Atrion Corp.	3,337	1,264,022
Avanos Medical, Inc. (a)	158,561	3,556,523
Cooper Cos., Inc.	15,601	5,904,042
DENTSPLY SIRONA, Inc.	163,938	5,834,553
Embecta Corp.	291,974	5,527,068
Haemonetics Corp. (a)	61,603	5,267,673
ICU Medical, Inc. (a)	60,595	6,043,745
Lantheus Holdings, Inc. (a)	70,904	4,396,048
Merit Medical Systems, Inc. (a)	74,854	5,685,910
Neogen Corp. (a) (b)	287,477	5,781,163
OraSure Technologies, Inc. (a)	257,220	2,109,204
OrthoPediatrics Corp. (a)	77,954	2,534,285
RxSight, Inc. (a)	149,452	6,025,905
STAAR Surgical Co. (a)	156,477	4,883,647
UFP Technologies, Inc. (a)	29,235	5,029,589
		76,316,353
TOTAL COMMON STOCKS (Cost $414,887,817)		349,926,850
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	415,130	415,296
State Street Navigator Securities Lending Portfolio II (e) (f)	997,380	997,380
TOTAL SHORT-TERM INVESTMENTS (Cost $1,412,627)		1,412,676
TOTAL INVESTMENTS — 100.3% (Cost $416,300,444)		351,339,526
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(948,782)
NET ASSETS — 100.0%		$ 350,390,744

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
50

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$349,926,850	$—	$—	$349,926,850
Short-Term Investments	1,412,676	—	—	1,412,676
TOTAL INVESTMENTS	$351,339,526	$—	$—	$351,339,526

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	131,452	$ 131,478	$ 1,410,576	$ 1,126,918	$111	$49	415,130	$ 415,296	$10,878
State Street Navigator Securities Lending Portfolio II	13,379,982	13,379,982	67,992,037	80,374,639	—	—	997,380	997,380	61,434
Total		$ 13,511,460	$69,402,613	$81,501,557	$111	$49		$1,412,676	$72,312
See accompanying notes to financial statements.
51

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 49.8%
Accolade, Inc. (a)	88,194	$ 1,059,210
Addus HomeCare Corp. (a)	11,061	1,027,014
agilon health, Inc. (a) (b)	168,327	2,112,504
Amedisys, Inc. (a)	20,718	1,969,453
AMN Healthcare Services, Inc. (a)	28,262	2,116,259
Apollo Medical Holdings, Inc. (a)	27,526	1,054,246
Castle Biosciences, Inc. (a)	32,228	695,480
Chemed Corp.	3,387	1,980,548
Cigna Group	7,512	2,249,468
CorVel Corp. (a)	4,898	1,210,835
Cross Country Healthcare, Inc. (a) (b)	71,310	1,614,458
CVS Health Corp.	25,849	2,041,037
DaVita, Inc. (a)	18,045	1,890,394
DocGo, Inc. (a) (b)	172,320	963,269
Enhabit, Inc. (a)	97,122	1,005,213
Fulgent Genetics, Inc. (a)	39,508	1,142,176
Guardant Health, Inc. (a)	75,534	2,043,195
Hims & Hers Health, Inc. (a)	224,683	1,999,679
Laboratory Corp. of America Holdings	8,976	2,040,155
LifeStance Health Group, Inc. (a) (b)	118,879	930,823
ModivCare, Inc. (a)	35,002	1,539,738
National Research Corp.	6,877	272,054
NeoGenomics, Inc. (a) (b)	106,012	1,715,274
OPKO Health, Inc. (a) (b)	299,454	452,175
Option Care Health, Inc. (a)	65,025	2,190,692
Pediatrix Medical Group, Inc. (a)	106,476	990,227
Premier, Inc. Class A	92,585	2,070,201
Privia Health Group, Inc. (a)	91,582	2,109,133
Quest Diagnostics, Inc.	14,306	1,972,511
R1 RCM, Inc. (a)	185,589	1,961,676
RadNet, Inc. (a)	53,682	1,866,523
		48,285,620
HEALTH CARE DISTRIBUTORS — 14.8%
AdaptHealth Corp. (a)	214,286	1,562,145
Cardinal Health, Inc.	18,172	1,831,738
Cencora, Inc.	9,622	1,976,166
Henry Schein, Inc. (a)	27,038	2,047,047
McKesson Corp.	4,240	1,963,035
Owens & Minor, Inc. (a)	88,743	1,710,078
Patterson Cos., Inc.	73,152	2,081,174
PetIQ, Inc. (a)	60,318	1,191,281
		14,362,664
HEALTH CARE FACILITIES — 20.2%
Acadia Healthcare Co., Inc. (a)	26,540	2,063,750
Brookdale Senior Living, Inc. (a)	175,528	1,021,573
Community Health Systems, Inc. (a)	232,052	726,323
Encompass Health Corp.	29,958	1,998,798
Security Description	Shares	Value
Ensign Group, Inc.	18,194	$ 2,041,549
HCA Healthcare, Inc.	7,538	2,040,386
National HealthCare Corp.	4,407	407,295
Select Medical Holdings Corp.	82,677	1,942,909
Surgery Partners, Inc. (a) (b)	60,800	1,944,992
Tenet Healthcare Corp. (a)	27,174	2,053,539
U.S. Physical Therapy, Inc.	13,329	1,241,463
Universal Health Services, Inc. Class B	14,145	2,156,264
		19,638,841
MANAGED HEALTH CARE — 15.1%
Alignment Healthcare, Inc. (a)	79,572	685,115
Centene Corp. (a)	26,358	1,956,027
Clover Health Investments Corp. (a)	604,589	575,629
Elevance Health, Inc.	4,068	1,918,306
HealthEquity, Inc. (a)	28,347	1,879,406
Humana, Inc.	4,031	1,845,432
Molina Healthcare, Inc. (a)	5,279	1,907,355
Progyny, Inc. (a)	53,537	1,990,506
UnitedHealth Group, Inc.	3,531	1,858,966
		14,616,742
TOTAL COMMON STOCKS (Cost $103,739,602)		96,903,867
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	63,526	63,551
State Street Navigator Securities Lending Portfolio II (e) (f)	1,971,791	1,971,791
TOTAL SHORT-TERM INVESTMENTS (Cost $2,035,349)		2,035,342
TOTAL INVESTMENTS — 102.0% (Cost $105,774,951)		98,939,209
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(1,974,179)
NET ASSETS — 100.0%		$ 96,965,030

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
52

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$96,903,867	$—	$—	$96,903,867
Short-Term Investments	2,035,342	—	—	2,035,342
TOTAL INVESTMENTS	$98,939,209	$—	$—	$98,939,209

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,973	$ 31,979	$ 731,011	$ 699,467	$35	$ (7)	63,526	$ 63,551	$1,790
State Street Navigator Securities Lending Portfolio II	2,220,400	2,220,400	12,880,388	13,128,997	—	—	1,971,791	1,971,791	3,961
Total		$2,252,379	$ 13,611,399	$13,828,464	$35	$ (7)		$2,035,342	$5,751
See accompanying notes to financial statements.
53

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INSURANCE BROKERS — 12.8%
Aon PLC Class A	47,759	$ 13,898,824
Arthur J Gallagher & Co.	64,235	14,445,167
Brown & Brown, Inc.	208,725	14,842,435
Marsh & McLennan Cos., Inc.	79,093	14,985,751
Ryan Specialty Holdings, Inc. (a)	350,554	15,080,833
Willis Towers Watson PLC	63,773	15,382,047
		88,635,057
LIFE & HEALTH INSURANCE — 25.4%
Aflac, Inc.	187,480	15,467,100
American Equity Investment Life Holding Co. (a)	279,307	15,585,331
Brighthouse Financial, Inc. (a)	233,006	12,330,678
CNO Financial Group, Inc.	357,226	9,966,605
Genworth Financial, Inc. Class A (a)	1,589,896	10,620,505
Globe Life, Inc.	126,482	15,395,389
Lincoln National Corp.	635,692	17,144,613
MetLife, Inc.	241,350	15,960,476
Primerica, Inc.	73,190	15,059,574
Principal Financial Group, Inc.	205,821	16,191,938
Prudential Financial, Inc.	153,346	15,903,514
Unum Group	361,153	16,331,339
		175,957,062
MULTI-LINE INSURANCE — 4.6%
American International Group, Inc.	236,043	15,991,914
Assurant, Inc.	92,299	15,551,458
		31,543,372
PROPERTY & CASUALTY INSURANCE — 49.7%
Allstate Corp.	111,024	15,541,139
American Financial Group, Inc.	133,558	15,878,711
Arch Capital Group Ltd. (a)	195,163	14,494,756
Assured Guaranty Ltd.	144,702	10,828,051
Axis Capital Holdings Ltd.	279,204	15,459,525
Chubb Ltd.	69,398	15,683,948
Cincinnati Financial Corp.	150,543	15,575,179
Erie Indemnity Co. Class A	50,579	16,939,919
Fidelity National Financial, Inc.	331,073	16,891,344
First American Financial Corp.	249,886	16,102,654
Hanover Insurance Group, Inc.	120,559	14,638,274
Hartford Financial Services Group, Inc.	197,597	15,882,847
Security Description	Shares	Value
Kemper Corp.	197,733	$ 9,623,665
Kinsale Capital Group, Inc.	46,772	15,664,410
Loews Corp.	224,813	15,644,737
Markel Group, Inc. (a)	11,254	15,979,555
Old Republic International Corp.	533,572	15,687,017
Palomar Holdings, Inc. (a)	69,591	3,862,300
Progressive Corp.	96,033	15,296,136
RLI Corp.	93,702	12,473,610
Selective Insurance Group, Inc.	153,016	15,222,032
Travelers Cos., Inc.	85,391	16,266,132
W R Berkley Corp.	216,974	15,344,401
White Mountains Insurance Group Ltd.	5,840	8,789,258
		343,769,600
REINSURANCE — 7.3%
Enstar Group Ltd. (a)	18,673	5,496,398
Everest Group Ltd.	40,215	14,219,220
Reinsurance Group of America, Inc.	94,580	15,301,152
RenaissanceRe Holdings Ltd.	77,133	15,118,068
		50,134,838
TOTAL COMMON STOCKS (Cost $716,857,942)		690,039,929
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (b) (c) (Cost $973,436)	972,981	973,370
TOTAL INVESTMENTS — 99.9% (Cost $717,831,378)		691,013,299
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		389,039
NET ASSETS — 100.0%		$ 691,402,338

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.

See accompanying notes to financial statements.
54

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$690,039,929	$—	$—	$690,039,929
Short-Term Investment	973,370	—	—	973,370
TOTAL INVESTMENTS	$691,013,299	$—	$—	$691,013,299

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,104,759	$1,104,980	$ 9,979,303	$ 10,111,002	$160	$(71)	972,981	$973,370	$15,081
State Street Navigator Securities Lending Portfolio II	27,150	27,150	15,516,039	15,543,189	—	—	—	—	2,435
Total		$1,132,130	$25,495,342	$25,654,191	$160	$(71)		$973,370	$17,516
See accompanying notes to financial statements.
55

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 99.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (a) (b) (Cost $23,750,451)	23,740,959	$ 23,750,455
TOTAL INVESTMENTS — 99.9% (Cost $23,750,451)		23,750,455
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		15,589
NET ASSETS — 100.0%		$ 23,766,044

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2023.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Short-Term Investment	$23,750,455	$—	$—	$23,750,455
TOTAL INVESTMENTS	$23,750,455	$—	$—	$23,750,455

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,089	$ 5,090	$23,774,748	$ 29,388	$ 1	$ 4	23,740,959	$23,750,455	$21,889
State Street Navigator Securities Lending Portfolio II	1,556,526	1,556,526	6,510,480	8,067,006	—	—	—	—	19,708
Total		$1,561,616	$30,285,228	$8,096,394	$ 1	$ 4		$23,750,455	$41,597
See accompanying notes to financial statements.
56

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 8.5%
Alcoa Corp.	3,136,127	$ 106,628,318
Century Aluminum Co. (a) (b)	3,315,996	40,256,192
Kaiser Aluminum Corp. (b)	328,465	23,383,423
		170,267,933
COAL & CONSUMABLE FUELS — 11.6%
CONSOL Energy, Inc.	771,411	77,549,948
Peabody Energy Corp. (b)	3,317,973	80,693,103
Uranium Energy Corp. (a) (b)	11,642,712	74,513,357
		232,756,408
COPPER — 4.4%
Freeport-McMoRan, Inc.	2,056,868	87,560,871
DIVERSIFIED METALS & MINING — 9.9%
Compass Minerals International, Inc. (b)	1,301,568	32,955,702
Materion Corp. (b)	243,566	31,695,244
MP Materials Corp. (a) (b)	4,687,544	93,047,748
Piedmont Lithium, Inc. (a) (b)	1,423,022	40,171,911
		197,870,605
GOLD — 10.7%
Coeur Mining, Inc. (a) (b)	15,794,558	51,490,259
Newmont Corp.	2,007,898	83,106,898
Royal Gold, Inc.	663,939	80,310,061
		214,907,218
SILVER — 4.0%
Hecla Mining Co. (b)	16,731,325	80,477,673
STEEL — 50.8%
Alpha Metallurgical Resources, Inc. (b)	262,163	88,852,284
Arch Resources, Inc.	478,167	79,347,032
ATI, Inc. (a) (b)	1,974,053	89,760,190
Carpenter Technology Corp.	1,188,959	84,178,297
Cleveland-Cliffs, Inc. (a)	4,514,895	92,194,156
Commercial Metals Co.	1,714,079	85,772,513
Haynes International, Inc. (b)	129,352	7,379,532
Nucor Corp.	484,093	84,251,546
Olympic Steel, Inc. (b)	212,833	14,195,961
Ramaco Resources, Inc. Class A	822,434	14,129,416
Reliance Steel & Aluminum Co.	296,522	82,931,273
Security Description	Shares	Value
Ryerson Holding Corp. (b)	948,921	$ 32,908,580
Schnitzer Steel Industries, Inc. Class A	530,032	15,985,765
Steel Dynamics, Inc.	693,466	81,898,335
SunCoke Energy, Inc.	2,154,987	23,144,560
TimkenSteel Corp. (a)	752,590	17,648,235
U.S. Steel Corp. (b)	2,185,732	106,335,862
Worthington Steel, Inc. (a) (b)	620,965	17,449,117
		1,018,362,654
TOTAL COMMON STOCKS (Cost $2,068,586,029)		2,002,203,362
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	1,861,870	1,862,615
State Street Navigator Securities Lending Portfolio II (e) (f)	104,864,241	104,864,241
TOTAL SHORT-TERM INVESTMENTS (Cost $106,727,042)		106,726,856
TOTAL INVESTMENTS — 105.2% (Cost $2,175,313,071)		2,108,930,218
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(104,821,686)
NET ASSETS — 100.0%		$ 2,004,108,532

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
57

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,002,203,362	$—	$—	$2,002,203,362
Short-Term Investments	106,726,856	—	—	106,726,856
TOTAL INVESTMENTS	$2,108,930,218	$—	$—	$2,108,930,218

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,380,701	$ 2,381,177	$ 21,687,025	$ 22,206,174	$774	$(187)	1,861,870	$ 1,862,615	$ 43,872
State Street Navigator Securities Lending Portfolio II	105,386,834	105,386,834	588,714,804	589,237,397	—	—	104,864,241	104,864,241	142,034
Total		$ 107,768,011	$610,401,829	$ 611,443,571	$774	$(187)		$106,726,856	$185,906
See accompanying notes to financial statements.
58

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.9%
Diamond Offshore Drilling, Inc. (a)	892,047	$ 11,596,611
Helmerich & Payne, Inc.	357,155	12,936,154
Nabors Industries Ltd. (a) (b)	161,359	13,171,735
Noble Corp. PLC	301,742	14,531,895
Patterson-UTI Energy, Inc.	1,183,052	12,776,961
Transocean Ltd. (a) (b)	2,194,208	13,933,221
Valaris Ltd. (a)	197,023	13,509,867
		92,456,444
OIL & GAS EQUIPMENT & SERVICES — 72.0%
Archrock, Inc.	510,360	7,859,544
Atlas Energy Solutions, Inc.	384,534	6,621,675
Baker Hughes Co.	398,142	13,608,494
Bristow Group, Inc. (a)	62,276	1,760,543
Cactus, Inc. Class A	309,377	14,045,716
ChampionX Corp.	440,196	12,858,125
Core Laboratories, Inc.	223,471	3,946,498
DMC Global, Inc. (a)	134,721	2,535,449
Dril-Quip, Inc. (a)	157,018	3,653,809
Expro Group Holdings NV (a)	686,916	10,935,703
Halliburton Co.	367,482	13,284,474
Helix Energy Solutions Group, Inc. (a)	1,354,021	13,919,336
Liberty Energy, Inc.	718,707	13,037,345
Newpark Resources, Inc. (a)	445,204	2,956,155
NOV, Inc.	678,442	13,758,804
Oceaneering International, Inc. (a)	662,680	14,101,830
Oil States International, Inc. (a)	346,134	2,350,250
ProPetro Holding Corp. (a)	955,190	8,004,492
RPC, Inc.	923,773	6,725,067
Schlumberger NV	263,037	13,688,445
Select Water Solutions, Inc.	445,281	3,379,683
TechnipFMC PLC	678,442	13,663,822
TETRA Technologies, Inc. (a)	1,317,902	5,956,917
Security Description	Shares	Value
Tidewater, Inc. (a)	218,339	$ 15,744,425
U.S. Silica Holdings, Inc. (a)	463,157	5,238,306
Weatherford International PLC (a)	148,929	14,569,724
		238,204,631
TOTAL COMMON STOCKS (Cost $354,455,966)		330,661,075
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	196,040	196,118
State Street Navigator Securities Lending Portfolio II (e) (f)	350,933	350,933
TOTAL SHORT-TERM INVESTMENTS (Cost $547,071)		547,051
TOTAL INVESTMENTS — 100.1% (Cost $355,003,037)		331,208,126
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(378,419)
NET ASSETS — 100.0%		$ 330,829,707

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$330,661,075	$—	$—	$330,661,075
Short-Term Investments	547,051	—	—	547,051
TOTAL INVESTMENTS	$331,208,126	$—	$—	$331,208,126
See accompanying notes to financial statements.
59

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	144,345	$ 144,374	$ 2,636,973	$ 2,585,303	$100	$(26)	196,040	$ 196,118	$ 8,236
State Street Navigator Securities Lending Portfolio II	18,618,135	18,618,135	59,165,653	77,432,855	—	—	350,933	350,933	17,176
Total		$18,762,509	$61,802,626	$80,018,158	$100	$(26)		$547,051	$25,412
See accompanying notes to financial statements.
60

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Amneal Pharmaceuticals, Inc. (a)	261,986	$ 1,590,255
Amphastar Pharmaceuticals, Inc. (a) (b)	80,666	4,989,192
Amylyx Pharmaceuticals, Inc. (a)	406,998	5,991,011
ANI Pharmaceuticals, Inc. (a)	46,974	2,590,146
Arvinas, Inc. (a)	67,344	2,771,879
Axsome Therapeutics, Inc. (a) (b)	129,681	10,321,311
Bristol-Myers Squibb Co.	180,896	9,281,774
Cassava Sciences, Inc. (a) (b)	187,772	4,226,748
Catalent, Inc. (a)	244,780	10,997,965
Collegium Pharmaceutical, Inc. (a)	62,543	1,925,073
Corcept Therapeutics, Inc. (a)	186,816	6,067,784
Cymabay Therapeutics, Inc. (a) (b)	409,421	9,670,524
Elanco Animal Health, Inc. (a)	711,006	10,593,989
Eli Lilly & Co.	15,216	8,869,711
Evolus, Inc. (a) (b)	108,780	1,145,453
Harmony Biosciences Holdings, Inc. (a)	163,847	5,292,258
Innoviva, Inc. (a)	149,773	2,402,359
Intra-Cellular Therapies, Inc. (a)	150,953	10,811,254
Jazz Pharmaceuticals PLC (a)	75,575	9,295,725
Johnson & Johnson	58,938	9,237,942
Ligand Pharmaceuticals, Inc. (a)	24,827	1,773,144
Merck & Co., Inc.	87,720	9,563,234
Organon & Co.	825,851	11,908,771
Pacira BioSciences, Inc. (a)	138,135	4,660,675
Perrigo Co. PLC	306,943	9,877,426
Pfizer, Inc.	316,221	9,104,003
Pliant Therapeutics, Inc. (a) (b)	147,599	2,673,018
Prestige Consumer Healthcare, Inc. (a)	61,061	3,738,154
Revance Therapeutics, Inc. (a) (b)	635,008	5,581,720
Royalty Pharma PLC Class A	318,546	8,947,957
Supernus Pharmaceuticals, Inc. (a)	110,635	3,201,777
Tarsus Pharmaceuticals, Inc. (a) (b)	112,472	2,277,558
Security Description	Shares	Value
Theravance Biopharma, Inc. (a) (b)	98,611	$ 1,108,388
Viatris, Inc.	925,826	10,026,696
Zoetis, Inc.	49,299	9,730,144
TOTAL COMMON STOCKS (Cost $235,553,601)		222,245,018

WARRANTS — 0.0%
Cassava Sciences, Inc. (expiring 11/15/24) (a) (Cost $0)	73,703	—

SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	178,793	178,865
State Street Navigator Securities Lending Portfolio II (e) (f)	11,763,927	11,763,927
TOTAL SHORT-TERM INVESTMENTS (Cost $11,942,809)		11,942,792
TOTAL INVESTMENTS — 105.2% (Cost $247,496,410)		234,187,810
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(11,599,446)
NET ASSETS — 100.0%		$ 222,588,364

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
61

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$222,245,018	$—	$—	$222,245,018
Warrants	—	0(a)	—	—
Short-Term Investments	11,942,792	—	—	11,942,792
TOTAL INVESTMENTS	$234,187,810	$—	$—	$234,187,810
(a)	Fund held a Level 2 security that was valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	123,248	$ 123,272	$ 2,549,779	$ 2,494,234	$77	$(29)	178,793	$ 178,865	$ 7,883
State Street Navigator Securities Lending Portfolio II	8,279,078	8,279,078	105,945,515	102,460,666	—	—	11,763,927	11,763,927	313,621
Total		$8,402,350	$108,495,294	$104,954,900	$77	$(29)		$11,942,792	$321,504
See accompanying notes to financial statements.
62

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
APPAREL RETAIL — 22.2%
Abercrombie & Fitch Co. Class A (a)	60,403	$ 5,328,753
American Eagle Outfitters, Inc.	235,553	4,984,302
Boot Barn Holdings, Inc. (a)	64,100	4,920,316
Buckle, Inc. (b)	93,000	4,419,360
Burlington Stores, Inc. (a)	26,938	5,238,902
Caleres, Inc.	122,741	3,771,831
Chico's FAS, Inc. (a)	563,537	4,271,610
Designer Brands, Inc. Class A	570,368	5,047,757
Foot Locker, Inc.	168,531	5,249,741
Gap, Inc.	219,147	4,582,364
Genesco, Inc. (a)	42,567	1,498,784
Guess?, Inc. (b)	215,270	4,964,126
Revolve Group, Inc. (a) (b)	306,917	5,088,684
Ross Stores, Inc.	35,980	4,979,272
Shoe Carnival, Inc. (b)	74,077	2,237,866
TJX Cos., Inc.	53,319	5,001,855
Urban Outfitters, Inc. (a)	131,595	4,696,626
Victoria's Secret & Co. (a) (b)	181,008	4,803,952
		81,086,101
AUTOMOTIVE RETAIL — 21.6%
Advance Auto Parts, Inc.	84,452	5,154,106
America's Car-Mart, Inc. (a)	30,179	2,286,663
Arko Corp.	86,352	712,404
Asbury Automotive Group, Inc. (a)	22,085	4,968,462
AutoNation, Inc. (a)	34,896	5,240,681
AutoZone, Inc. (a)	1,813	4,687,711
Camping World Holdings, Inc. Class A	203,048	5,332,041
CarMax, Inc. (a)	70,675	5,423,600
Carvana Co. (a) (b)	117,998	6,246,814
Group 1 Automotive, Inc.	16,777	5,112,623
Lithia Motors, Inc.	17,583	5,789,730
Monro, Inc.	128,356	3,765,965
Murphy USA, Inc.	13,429	4,788,244
O'Reilly Automotive, Inc. (a)	5,018	4,767,501
Penske Automotive Group, Inc.	31,619	5,075,166
Sonic Automotive, Inc. Class A	81,025	4,554,415
Valvoline, Inc. (a)	135,555	5,094,157
		79,000,283
BROADLINE RETAIL — 11.3%
Amazon.com, Inc. (a)	32,230	4,897,026
Dillard's, Inc. Class A (b)	13,035	5,261,578
eBay, Inc.	115,059	5,018,874
Etsy, Inc. (a)	59,336	4,809,183
Kohl's Corp. (b)	192,738	5,527,726
Macy's, Inc.	273,217	5,497,126
Nordstrom, Inc. (b)	290,612	5,361,791
Ollie's Bargain Outlet Holdings, Inc. (a)	65,823	4,995,307
		41,368,611
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 3.9%
Best Buy Co., Inc.	64,205	$ 5,025,967
GameStop Corp. Class A (a) (b)	305,547	5,356,239
Upbound Group, Inc.	117,194	3,981,080
		14,363,286
CONSUMER STAPLES MERCHANDISE RETAIL — 9.7%
BJ's Wholesale Club Holdings, Inc. (a)	72,058	4,803,386
Costco Wholesale Corp.	7,788	5,140,703
Dollar General Corp.	37,340	5,076,373
Dollar Tree, Inc. (a)	38,198	5,426,026
PriceSmart, Inc.	63,934	4,844,919
Target Corp.	35,144	5,005,208
Walmart, Inc.	31,483	4,963,295
		35,259,910
DRUG RETAIL — 1.5%
Walgreens Boots Alliance, Inc.	205,143	5,356,284
FOOD RETAIL — 7.5%
Albertsons Cos., Inc. Class A	214,109	4,924,507
Casey's General Stores, Inc.	17,729	4,870,865
Grocery Outlet Holding Corp. (a)	162,426	4,379,005
Ingles Markets, Inc. Class A	20,691	1,787,082
Kroger Co.	106,587	4,872,092
Sprouts Farmers Market, Inc. (a)	103,248	4,967,261
Weis Markets, Inc.	27,184	1,738,689
		27,539,501
OTHER SPECIALTY RETAIL — 22.0%
Academy Sports & Outdoors, Inc.	84,906	5,603,796
Bath & Body Works, Inc.	126,458	5,457,927
Chewy, Inc. Class A (a)	245,682	5,805,466
Dick's Sporting Goods, Inc.	34,393	5,054,051
Five Below, Inc. (a)	24,392	5,199,399
Hibbett, Inc.	53,977	3,887,424
Leslie's, Inc. (a)	871,798	6,024,124
MarineMax, Inc. (a)	77,187	3,002,574
National Vision Holdings, Inc. (a)	252,992	5,295,123
ODP Corp. (a)	89,145	5,018,863
Sally Beauty Holdings, Inc. (a) (b)	429,986	5,710,214
Signet Jewelers Ltd. (b)	48,874	5,242,225
Tractor Supply Co. (b)	22,422	4,821,403
Ulta Beauty, Inc. (a)	9,848	4,825,421
Warby Parker, Inc. Class A (a)	399,752	5,636,503
Winmark Corp.	8,907	3,719,118
		80,303,631
TOTAL COMMON STOCKS (Cost $402,502,524)		364,277,607

See accompanying notes to financial statements.
63

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	343,986	$ 344,124
State Street Navigator Securities Lending Portfolio II (e) (f)	25,183,877	25,183,877
TOTAL SHORT-TERM INVESTMENTS (Cost $25,528,007)		25,528,001
TOTAL INVESTMENTS — 106.7% (Cost $428,030,531)		389,805,608
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(24,474,396)
NET ASSETS — 100.0%		$ 365,331,212

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$364,277,607	$—	$—	$364,277,607
Short-Term Investments	25,528,001	—	—	25,528,001
TOTAL INVESTMENTS	$389,805,608	$—	$—	$389,805,608

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	371,588	$ 371,662	$ 6,294,163	$ 6,321,810	$124	$(15)	343,986	$ 344,124	$ 9,303
State Street Navigator Securities Lending Portfolio II	26,800,198	26,800,198	137,816,842	139,433,163	—	—	25,183,877	25,183,877	41,774
Total		$27,171,860	$ 144,111,005	$145,754,973	$124	$(15)		$25,528,001	$51,077
See accompanying notes to financial statements.
64

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	292,217	$ 43,075,708
Allegro MicroSystems, Inc. (a)	1,403,578	42,486,306
Alpha & Omega Semiconductor Ltd. (a)	417,586	10,882,291
Ambarella, Inc. (a)	651,544	39,933,132
Analog Devices, Inc.	203,763	40,459,181
Broadcom, Inc.	39,844	44,475,865
CEVA, Inc. (a)	349,259	7,931,672
Cirrus Logic, Inc. (a)	479,738	39,909,404
Credo Technology Group Holding Ltd. (a)	2,068,785	40,279,244
Diodes, Inc. (a)	522,883	42,102,539
First Solar, Inc. (a)	259,082	44,634,647
Impinj, Inc. (a) (b)	456,306	41,081,229
indie Semiconductor, Inc. Class A (a) (b)	4,434,955	35,967,485
Intel Corp.	882,253	44,333,213
Lattice Semiconductor Corp. (a)	610,511	42,119,154
MACOM Technology Solutions Holdings, Inc. (a)	436,112	40,536,610
Marvell Technology, Inc.	712,400	42,964,844
MaxLinear, Inc. (a)	1,874,150	44,548,546
Microchip Technology, Inc.	437,599	39,462,678
Micron Technology, Inc.	502,577	42,889,921
Monolithic Power Systems, Inc.	65,420	41,265,628
Navitas Semiconductor Corp. (a) (b)	4,176,487	33,704,250
NVE Corp.	83,337	6,536,121
NVIDIA Corp.	79,332	39,286,793
NXP Semiconductors NV	174,795	40,146,916
ON Semiconductor Corp. (a)	494,780	41,328,974
Power Integrations, Inc.	480,657	39,466,746
Qorvo, Inc. (a)	362,299	40,798,490
QUALCOMM, Inc.	283,297	40,973,245
Rambus, Inc. (a)	575,020	39,245,115
Semtech Corp. (a) (b)	1,879,845	41,187,404
Silicon Laboratories, Inc. (a)	309,092	40,883,599
SiTime Corp. (a) (b)	328,099	40,054,326
Security Description	Shares	Value
Skyworks Solutions, Inc.	362,993	$ 40,807,673
SMART Global Holdings, Inc. (a)	1,543,136	29,211,565
Synaptics, Inc. (a)	352,926	40,261,798
Texas Instruments, Inc.	239,895	40,892,502
Universal Display Corp.	214,936	41,108,659
Wolfspeed, Inc. (a) (b)	949,445	41,310,352
TOTAL COMMON STOCKS (Cost $1,425,486,222)		1,488,543,825
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	1,329,038	1,329,569
State Street Navigator Securities Lending Portfolio II (e) (f)	29,886,853	29,886,853
TOTAL SHORT-TERM INVESTMENTS (Cost $31,216,517)		31,216,422
TOTAL INVESTMENTS — 102.0% (Cost $1,456,702,739)		1,519,760,247
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(30,006,921)
NET ASSETS — 100.0%		$ 1,489,753,326

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,488,543,825	$—	$—	$1,488,543,825
Short-Term Investments	31,216,422	—	—	31,216,422
TOTAL INVESTMENTS	$1,519,760,247	$—	$—	$1,519,760,247
See accompanying notes to financial statements.
65

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	898,271	$ 898,451	$ 5,892,345	$ 5,461,653	$552	$(126)	1,329,038	$ 1,329,569	$ 36,158
State Street Navigator Securities Lending Portfolio II	51,684,456	51,684,456	186,001,372	207,798,975	—	—	29,886,853	29,886,853	69,443
Total		$52,582,907	$191,893,717	$213,260,628	$552	$(126)		$31,216,422	$105,601
See accompanying notes to financial statements.
66

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 70.7%
8x8, Inc. (a) (b)	702,028	$ 2,653,666
ACI Worldwide, Inc. (a)	90,312	2,763,547
Adobe, Inc. (a)	4,125	2,460,975
Agilysys, Inc. (a)	29,978	2,542,734
Alarm.com Holdings, Inc. (a)	44,118	2,850,905
Alkami Technology, Inc. (a)	112,063	2,717,528
Altair Engineering, Inc. Class A (a)	35,304	2,970,832
Alteryx, Inc. Class A (a)	57,890	2,730,092
American Software, Inc. Class A	131,722	1,488,459
Amplitude, Inc. Class A (a)	208,934	2,657,640
ANSYS, Inc. (a)	8,775	3,184,272
Appfolio, Inc. Class A (a)	13,774	2,386,208
AppLovin Corp. Class A (a)	67,274	2,680,869
Asana, Inc. Class A (a) (b)	129,644	2,464,532
Aspen Technology, Inc. (a)	12,665	2,788,200
Atlassian Corp. Class A (a)	13,068	3,108,355
Aurora Innovation, Inc. (a) (b)	927,751	4,054,272
Autodesk, Inc. (a)	11,219	2,731,602
AvePoint, Inc. (a) (b)	314,568	2,582,603
Bentley Systems, Inc. Class B	49,818	2,599,503
Bill Holdings, Inc. (a)	35,410	2,889,102
Blackbaud, Inc. (a)	29,354	2,544,992
BlackLine, Inc. (a)	41,154	2,569,656
Box, Inc. Class A (a)	104,770	2,683,160
Braze, Inc. Class A (a)	46,596	2,475,645
C3.ai, Inc. Class A (a) (b)	88,911	2,552,635
Cadence Design Systems, Inc. (a)	9,696	2,640,900
CCC Intelligent Solutions Holdings, Inc. (a)	218,586	2,489,695
Cerence, Inc. (a)	146,955	2,889,135
Cleanspark, Inc. (a)	243,741	2,688,463
Clear Secure, Inc. Class A (b)	115,716	2,389,535
Clearwater Analytics Holdings, Inc. Class A (a)	130,923	2,622,388
Confluent, Inc. Class A (a)	110,825	2,593,305
Consensus Cloud Solutions, Inc. (a)	76,867	2,014,684
Datadog, Inc. Class A (a)	22,080	2,680,070
Digital Turbine, Inc. (a)	408,021	2,799,024
DocuSign, Inc. (a)	50,551	3,005,257
DoubleVerify Holdings, Inc. (a)	75,273	2,768,541
Dropbox, Inc. Class A (a)	91,100	2,685,628
Dynatrace, Inc. (a)	46,559	2,546,312
E2open Parent Holdings, Inc. (a) (b)	679,323	2,982,228
Elastic NV (a)	21,761	2,452,465
EngageSmart, Inc. (a)	110,248	2,524,679
Envestnet, Inc. (a)	59,044	2,923,859
Everbridge, Inc. (a)	110,962	2,697,486
Fair Isaac Corp. (a)	2,221	2,585,266
Five9, Inc. (a)	31,351	2,467,010
Security Description	Shares	Value
Freshworks, Inc. Class A (a)	124,073	$ 2,914,475
Guidewire Software, Inc. (a)	25,747	2,807,453
HashiCorp, Inc. Class A (a)	120,784	2,855,334
HubSpot, Inc. (a)	5,008	2,907,344
Informatica, Inc. Class A (a)	91,964	2,610,858
Instructure Holdings, Inc. (a)	75,376	2,035,906
Intapp, Inc. (a)	69,817	2,654,442
InterDigital, Inc.	23,633	2,565,126
Intuit, Inc.	4,391	2,744,507
Jamf Holding Corp. (a)	147,248	2,659,299
LiveRamp Holdings, Inc. (a)	73,477	2,783,309
Manhattan Associates, Inc. (a)	11,367	2,447,542
Marathon Digital Holdings, Inc. (a) (b)	149,788	3,518,520
Matterport, Inc. (a)	989,492	2,661,734
MicroStrategy, Inc. Class A (a) (b)	4,204	2,655,330
Mitek Systems, Inc. (a) (b)	231,679	3,021,094
Model N, Inc. (a)	110,240	2,968,763
nCino, Inc. (a)	85,521	2,876,071
NCR Voyix Corp. (a)	163,974	2,772,800
Nutanix, Inc. Class A (a)	54,764	2,611,695
Olo, Inc. Class A (a)	440,607	2,520,272
PagerDuty, Inc. (a)	113,880	2,636,322
Palantir Technologies, Inc. Class A (a)	141,828	2,435,187
Pegasystems, Inc.	48,071	2,348,749
PowerSchool Holdings, Inc. Class A (a) (b)	112,211	2,643,691
Procore Technologies, Inc. (a)	42,806	2,963,031
PROS Holdings, Inc. (a) (b)	67,491	2,617,976
PTC, Inc. (a)	15,126	2,646,445
Q2 Holdings, Inc. (a)	66,006	2,865,320
RingCentral, Inc. Class A (a)	73,888	2,508,498
Riot Platforms, Inc. (a)	159,210	2,462,979
Roper Technologies, Inc.	4,696	2,560,118
Salesforce, Inc. (a)	10,020	2,636,663
Samsara, Inc. Class A (a)	74,853	2,498,593
Smartsheet, Inc. Class A (a)	56,916	2,721,723
SoundHound AI, Inc. Class A (a) (b)	1,196,835	2,537,290
Splunk, Inc. (a)	16,697	2,543,788
Sprinklr, Inc. Class A (a)	223,825	2,694,853
Sprout Social, Inc. Class A (a) (b)	44,682	2,745,262
SPS Commerce, Inc. (a)	13,744	2,664,137
Synopsys, Inc. (a)	4,689	2,414,413
Tyler Technologies, Inc. (a)	6,236	2,607,396
Unity Software, Inc. (a) (b)	76,874	3,143,378
Verint Systems, Inc. (a)	90,073	2,434,673
Vertex, Inc. Class A (a)	88,185	2,375,704
Workday, Inc. Class A (a)	9,192	2,537,544
Workiva, Inc. (a)	26,374	2,677,752
Yext, Inc. (a)	443,711	2,613,458
Zeta Global Holdings Corp. Class A (a)	318,158	2,806,154

See accompanying notes to financial statements.
67

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (a)	34,497	$ 2,480,679
		258,991,564
INTERACTIVE HOME ENTERTAINMENT — 2.9%
Electronic Arts, Inc.	18,379	2,514,431
Playtika Holding Corp. (a)	305,017	2,659,748
ROBLOX Corp. Class A (a)	61,559	2,814,478
Take-Two Interactive Software, Inc. (a)	16,225	2,611,414
		10,600,071
IT CONSULTING & OTHER SERVICES — 7.3%
Accenture PLC Class A	7,474	2,622,701
Cognizant Technology Solutions Corp. Class A	35,737	2,699,216
DXC Technology Co. (a)	105,779	2,419,166
EPAM Systems, Inc. (a)	9,362	2,783,697
Gartner, Inc. (a)	5,576	2,515,389
Grid Dynamics Holdings, Inc. (a)	183,021	2,439,670
Hackett Group, Inc.	54,860	1,249,162
International Business Machines Corp.	15,561	2,545,001
Kyndryl Holdings, Inc. (a)	136,605	2,838,652
Perficient, Inc. (a)	39,105	2,573,891
Thoughtworks Holding, Inc. (a) (b)	392,260	1,886,771
		26,573,316
SYSTEMS SOFTWARE — 19.1%
A10 Networks, Inc.	197,278	2,598,151
Adeia, Inc.	254,153	3,148,956
Appian Corp. Class A (a)	68,785	2,590,443
CommVault Systems, Inc. (a)	33,497	2,674,735
Crowdstrike Holdings, Inc. Class A (a)	10,363	2,645,881
Dolby Laboratories, Inc. Class A	28,198	2,430,104
Fortinet, Inc. (a)	48,190	2,820,561
Gen Digital, Inc.	113,470	2,589,385
Gitlab, Inc. Class A (a)	42,455	2,672,967
Microsoft Corp.	6,716	2,525,485
N-able, Inc. (a)	206,750	2,739,437
OneSpan, Inc. (a)	201,554	2,160,659
Oracle Corp.	22,183	2,338,754
Palo Alto Networks, Inc. (a)	8,446	2,490,556
Progress Software Corp.	47,161	2,560,842
Security Description	Shares	Value
Qualys, Inc. (a)	13,346	$ 2,619,553
Rapid7, Inc. (a)	44,289	2,528,902
SentinelOne, Inc. Class A (a)	104,730	2,873,791
ServiceNow, Inc. (a)	3,596	2,540,538
SolarWinds Corp. (a)	216,893	2,708,994
Tenable Holdings, Inc. (a)	61,081	2,813,391
Teradata Corp. (a)	58,032	2,524,972
UiPath, Inc. Class A (a)	102,044	2,534,773
Varonis Systems, Inc. (a)	57,779	2,616,233
Xperi, Inc. (a)	145,463	1,603,007
Zscaler, Inc. (a)	12,643	2,801,183
Zuora, Inc. Class A (a)	295,114	2,774,072
		69,926,325
TOTAL COMMON STOCKS (Cost $358,446,613)		366,091,276
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	178,652	178,724
State Street Navigator Securities Lending Portfolio II (e) (f)	13,109,204	13,109,204
TOTAL SHORT-TERM INVESTMENTS (Cost $13,287,939)		13,287,928
TOTAL INVESTMENTS — 103.6% (Cost $371,734,552)		379,379,204
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(13,177,075)
NET ASSETS — 100.0%		$ 366,202,129

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
68

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$366,091,276	$—	$—	$366,091,276
Short-Term Investments	13,287,928	—	—	13,287,928
TOTAL INVESTMENTS	$379,379,204	$—	$—	$379,379,204

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	170,853	$ 170,887	$10,644,862	$10,636,929	$(68)	$(28)	178,652	$ 178,724	$ 9,906
State Street Navigator Securities Lending Portfolio II	15,891,536	15,891,536	84,184,238	86,966,570	—	—	13,109,204	13,109,204	139,562
Total		$16,062,423	$94,829,100	$97,603,499	$(68)	$(28)		$13,287,928	$149,468
See accompanying notes to financial statements.
69

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 20.9%
Anterix, Inc. (a)	17,333	$ 577,536
AST SpaceMobile, Inc. (a) (b)	120,291	725,355
Cogent Communications Holdings, Inc. (b)	30,313	2,305,607
EchoStar Corp. Class A (a) (b)	56,811	941,358
Globalstar, Inc. (a) (b)	427,969	830,260
Iridium Communications, Inc.	51,684	2,127,313
Liberty Global Ltd. Class C (a) (b)	122,823	2,289,421
Liberty Latin America Ltd. Class C (a)	92,010	675,353
Lumen Technologies, Inc. (a) (b)	1,360,697	2,490,075
		12,962,278
COMMUNICATIONS EQUIPMENT — 57.8%
ADTRAN Holdings, Inc. (b)	101,450	744,643
Applied Optoelectronics, Inc. (a) (b)	106,197	2,051,726
Arista Networks, Inc. (a)	9,386	2,210,497
Calix, Inc. (a)	50,105	2,189,087
Ciena Corp. (a)	47,311	2,129,468
Cisco Systems, Inc.	43,347	2,189,890
Clearfield, Inc. (a) (b)	22,372	650,578
CommScope Holding Co., Inc. (a)	395,775	1,116,086
Digi International, Inc. (a)	29,480	766,480
Extreme Networks, Inc. (a)	123,359	2,176,053
F5, Inc. (a)	12,311	2,203,423
Harmonic, Inc. (a) (b)	172,341	2,247,327
Infinera Corp. (a) (b)	174,513	828,937
Juniper Networks, Inc.	72,396	2,134,234
Lumentum Holdings, Inc. (a)	47,708	2,500,853
Motorola Solutions, Inc.	6,448	2,018,804
NETGEAR, Inc. (a)	29,179	425,430
NetScout Systems, Inc. (a)	59,359	1,302,930
Ubiquiti, Inc. (b)	10,286	1,435,514
Viasat, Inc. (a) (b)	86,763	2,425,026
Viavi Solutions, Inc. (a)	208,420	2,098,789
		35,845,775
INTEGRATED TELECOMMUNICATION SERVICES — 11.7%
AT&T, Inc.	123,998	2,080,686
ATN International, Inc.	5,455	212,581
Frontier Communications Parent, Inc. (a)	89,928	2,278,776
IDT Corp. Class B (a)	10,411	354,911
Shenandoah Telecommunications Co.	12,633	273,126
Security Description	Shares	Value
Verizon Communications, Inc.	54,836	$ 2,067,317
		7,267,397
WIRELESS TELECOMMUNICATION SERVICES — 9.5%
GCI Liberty, Inc. (a) (c)	17,070	—
Gogo, Inc. (a)	63,613	644,400
Telephone & Data Systems, Inc.	112,839	2,070,596
T-Mobile U.S., Inc.	13,460	2,158,042
U.S. Cellular Corp. (a)	24,601	1,021,925
		5,894,963
TOTAL COMMON STOCKS (Cost $69,045,345)		61,970,413
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	48,312	48,331
State Street Navigator Securities Lending Portfolio II (f) (g)	2,768,639	2,768,639
TOTAL SHORT-TERM INVESTMENTS (Cost $2,816,972)		2,816,970
TOTAL INVESTMENTS — 104.5% (Cost $71,862,317)		64,787,383
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(2,773,505)
NET ASSETS — 100.0%		$ 62,013,878

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
70

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$61,970,413	$—	$ 0(a)	$61,970,413
Short-Term Investments	2,816,970	—	—	2,816,970
TOTAL INVESTMENTS	$64,787,383	$—	$ 0	$64,787,383
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	58,639	$ 58,650	$ 1,676,648	$ 1,686,982	$19	$ (4)	48,312	$ 48,331	$ 2,771
State Street Navigator Securities Lending Portfolio II	4,351,082	4,351,082	22,192,445	23,774,888	—	—	2,768,639	2,768,639	7,915
Total		$4,409,732	$23,869,093	$25,461,870	$19	$ (4)		$2,816,970	$10,686
See accompanying notes to financial statements.
71

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 18.9%
Air Transport Services Group, Inc. (a)	210,093	$ 3,699,738
CH Robinson Worldwide, Inc.	56,032	4,840,604
Expeditors International of Washington, Inc.	39,353	5,005,702
FedEx Corp.	17,422	4,407,243
Forward Air Corp.	74,485	4,682,872
GXO Logistics, Inc. (a)	82,574	5,050,226
Hub Group, Inc. Class A (a)	58,687	5,395,683
United Parcel Service, Inc. Class B	30,249	4,756,050
		37,838,118
AIRLINES — 25.7%
Alaska Air Group, Inc. (a) (b)	132,892	5,192,090
Allegiant Travel Co.	62,988	5,203,439
American Airlines Group, Inc. (a)	343,883	4,724,952
Delta Air Lines, Inc.	117,281	4,718,215
JetBlue Airways Corp. (a) (b)	874,550	4,853,753
Joby Aviation, Inc. (a) (b)	720,123	4,788,818
SkyWest, Inc. (a)	96,510	5,037,822
Southwest Airlines Co.	162,796	4,701,548
Spirit Airlines, Inc. (b)	325,221	5,330,372
Sun Country Airlines Holdings, Inc. (a)	144,460	2,272,356
United Airlines Holdings, Inc. (a)	115,474	4,764,457
		51,587,822
CARGO GROUND TRANSPORTATION — 31.0%
ArcBest Corp.	43,952	5,283,470
Heartland Express, Inc.	104,849	1,495,147
JB Hunt Transport Services, Inc.	25,313	5,056,019
Knight-Swift Transportation Holdings, Inc.	84,923	4,895,811
Landstar System, Inc.	26,412	5,114,684
Marten Transport Ltd.	86,410	1,812,882
Old Dominion Freight Line, Inc.	12,774	5,177,685
RXO, Inc. (a)	221,484	5,151,718
Ryder System, Inc.	44,429	5,112,001
Saia, Inc. (a)	12,065	5,287,124
Schneider National, Inc. Class B	198,481	5,051,341
U-Haul Holding Co. (a) (b)	35,976	2,583,077
Werner Enterprises, Inc.	117,492	4,978,136
XPO, Inc. (a)	57,656	5,050,089
		62,049,184
MARINE — 6.9%
Genco Shipping & Trading Ltd. (b)	210,974	3,500,059
Security Description	Shares	Value
Kirby Corp. (a)	64,667	$ 5,075,066
Matson, Inc.	47,776	5,236,249
		13,811,374
PASSENGER GROUND TRANSPORTATION — 9.9%
Avis Budget Group, Inc.	24,974	4,426,891
Hertz Global Holdings, Inc. (a) (b)	504,425	5,240,976
Lyft, Inc. Class A (a)	358,216	5,369,658
Uber Technologies, Inc. (a)	76,732	4,724,389
		19,761,914
RAILROADS — 7.5%
CSX Corp.	143,587	4,978,162
Norfolk Southern Corp.	21,440	5,067,987
Union Pacific Corp.	20,626	5,066,158
		15,112,307
TOTAL COMMON STOCKS (Cost $232,491,170)		200,160,719
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	161,023	161,087
State Street Navigator Securities Lending Portfolio II (e) (f)	8,608,892	8,608,892
TOTAL SHORT-TERM INVESTMENTS (Cost $8,769,994)		8,769,979
TOTAL INVESTMENTS — 104.3% (Cost $241,261,164)		208,930,698
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(8,544,957)
NET ASSETS — 100.0%		$ 200,385,741

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
72

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$200,160,719	$—	$—	$200,160,719
Short-Term Investments	8,769,979	—	—	8,769,979
TOTAL INVESTMENTS	$208,930,698	$—	$—	$208,930,698

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	96,315	$ 96,334	$ 2,159,244	$ 2,094,475	$—	$(16)	161,023	$ 161,087	$ 5,972
State Street Navigator Securities Lending Portfolio II	8,548,494	8,548,494	65,820,341	65,759,943	—	—	8,608,892	8,608,892	27,445
Total		$8,644,828	$67,979,585	$67,854,418	$—	$(16)		$8,769,979	$33,417
See accompanying notes to financial statements.
73

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
Lockheed Martin Corp.	1,796	$ 814,019
Northrop Grumman Corp.	1,640	767,750
RTX Corp.	13,049	1,097,943
Textron, Inc.	1,727	138,885
		2,818,597
AIR FREIGHT & LOGISTICS — 0.5%
United Parcel Service, Inc. Class B	7,361	1,157,370
AIRLINES — 0.0% (a)
Southwest Airlines Co.	1,541	44,504
AUTO COMPONENTS — 0.2%
Aptiv PLC (b)	3,891	349,100
BANKS — 6.0%
Bank of America Corp.	74,637	2,513,028
Bank of New York Mellon Corp.	8,820	459,081
Citigroup, Inc.	19,965	1,027,000
Citizens Financial Group, Inc.	4,550	150,787
Fifth Third Bancorp	7,450	256,950
JPMorgan Chase & Co.	26,543	4,514,964
M&T Bank Corp.	1,812	248,389
Northern Trust Corp.	2,083	175,764
PNC Financial Services Group, Inc.	3,785	586,107
Regions Financial Corp.	9,758	189,110
Truist Financial Corp.	13,096	483,504
U.S. Bancorp	16,209	701,526
Wells Fargo & Co.	37,660	1,853,625
		13,159,835
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	2,761	157,653
Coca-Cola Co.	42,128	2,482,603
Keurig Dr Pepper, Inc.	7,829	260,862
PepsiCo, Inc.	9,734	1,653,223
		4,554,341
BIOTECHNOLOGY — 0.6%
Gilead Sciences, Inc.	12,731	1,031,339
Neurocrine Biosciences, Inc. (b)	937	123,459
United Therapeutics Corp. (b)	444	97,631
		1,252,429
BROADLINE RETAIL — 4.7%
Amazon.com, Inc. (b)	64,057	9,732,821
eBay, Inc.	8,770	382,547
Etsy, Inc. (b)	2,253	182,606
		10,297,974
BUILDING PRODUCTS — 0.6%
Allegion PLC	824	104,393
Fortune Brands Innovations, Inc.	1,643	125,098
Johnson Controls International PLC	8,570	493,975
Owens Corning	814	120,659
Trane Technologies PLC	2,380	580,482
		1,424,607
Security Description	Shares	Value
CAPITAL MARKETS — 1.7%
Charles Schwab Corp.	16,902	$ 1,162,858
FactSet Research Systems, Inc.	392	187,004
Moody's Corp.	1,947	760,420
S&P Global, Inc.	3,222	1,419,355
T Rowe Price Group, Inc.	2,156	232,180
		3,761,817
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	2,252	616,598
Celanese Corp.	995	154,593
Dow, Inc.	6,624	363,260
DuPont de Nemours, Inc.	3,671	282,410
Ecolab, Inc.	2,562	508,173
FMC Corp.	1,492	94,071
International Flavors & Fragrances, Inc.	2,069	167,527
Linde PLC	3,555	1,460,074
LyondellBasell Industries NV Class A	2,118	201,379
		3,848,085
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Veralto Corp.	2,905	238,965
Waste Connections, Inc.	3,051	455,423
		694,388
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	88,557	4,473,900
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,416	130,881
CONSUMER FINANCE — 0.9%
American Express Co.	6,860	1,285,152
Capital One Financial Corp.	3,683	482,915
Synchrony Financial	4,024	153,677
		1,921,744
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Dollar General Corp.	2,196	298,546
Kroger Co.	6,852	313,205
Target Corp.	5,131	730,757
Walgreens Boots Alliance, Inc.	7,915	206,661
		1,549,169
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	621	125,542
Westrock Co.	2,268	94,167
		219,709
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	35,147	1,325,042
ELECTRIC UTILITIES — 1.4%
American Electric Power Co., Inc.	6,444	523,382
Duke Energy Corp.	6,891	668,703
Edison International	4,413	315,485
Entergy Corp.	2,032	205,618
Exelon Corp.	12,321	442,324

See accompanying notes to financial statements.
74

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
NRG Energy, Inc.	2,372	$ 122,632
PG&E Corp.	14,375	259,181
PPL Corp.	7,444	201,732
Xcel Energy, Inc.	4,704	291,225
		3,030,282
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. PLC	4,724	1,137,634
Emerson Electric Co.	5,975	581,547
Rockwell Automation, Inc.	1,197	371,644
		2,090,825
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
CDW Corp.	3,116	708,329
Hubbell, Inc.	514	169,070
		877,399
ENERGY EQUIPMENT & SERVICES — 0.2%
Schlumberger NV	9,105	473,824
ENTERTAINMENT — 1.7%
Netflix, Inc. (b)	4,314	2,100,400
Walt Disney Co.	15,294	1,380,895
Warner Bros Discovery, Inc. (b)	18,439	209,836
		3,691,131
FINANCIAL SERVICES — 2.3%
Block, Inc. (b)	5,590	432,386
Fidelity National Information Services, Inc.	5,680	341,198
Visa, Inc. Class A	16,031	4,173,671
		4,947,255
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	5,717	412,882
Campbell Soup Co.	1,571	67,914
General Mills, Inc.	6,099	397,289
Hershey Co.	1,617	301,473
Hormel Foods Corp.	2,943	94,500
J M Smucker Co.	1,041	131,562
McCormick & Co., Inc.	2,154	147,377
Tyson Foods, Inc. Class A	2,331	125,291
		1,678,288
GROUND TRANSPORTATION — 0.9%
Norfolk Southern Corp.	2,827	668,246
Uber Technologies, Inc. (b)	21,334	1,313,535
		1,981,781
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	17,498	1,926,004
Cooper Cos., Inc.	471	178,245
IDEXX Laboratories, Inc. (b)	825	457,916
Intuitive Surgical, Inc. (b)	3,665	1,236,425
Medtronic PLC	14,243	1,173,338
Stryker Corp.	3,552	1,063,682
Teleflex, Inc.	498	124,171
		6,159,781
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Cardinal Health, Inc.	2,422	$ 244,138
Cencora, Inc.	1,672	343,395
Centene Corp. (b)	5,291	392,645
Cigna Group	2,817	843,551
McKesson Corp.	1,441	667,154
UnitedHealth Group, Inc.	8,775	4,619,774
		7,110,657
HEALTH CARE REITs — 0.3%
Ventas, Inc. REIT	4,133	205,988
Welltower, Inc. REIT	5,575	502,698
		708,686
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (b)	1,498	288,395
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	7,846	152,762
HOTELS, RESTAURANTS & LEISURE — 2.6%
Airbnb, Inc. Class A (b)	6,375	867,892
Chipotle Mexican Grill, Inc. (b)	384	878,193
Hilton Worldwide Holdings, Inc.	4,474	814,671
Marriott International, Inc. Class A	4,702	1,060,348
MGM Resorts International (b)	3,934	175,771
Starbucks Corp.	18,980	1,822,270
		5,619,145
HOUSEHOLD PRODUCTS — 2.2%
Clorox Co.	1,342	191,356
Colgate-Palmolive Co.	8,641	688,774
Kimberly-Clark Corp.	2,903	352,744
Procter & Gamble Co.	24,217	3,548,759
		4,781,633
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	5,404	104,027
Vistra Corp.	3,042	117,178
		221,205
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	5,145	562,451
General Electric Co.	9,701	1,238,139
Honeywell International, Inc.	6,185	1,297,056
		3,097,646
INDUSTRIAL REITs — 0.5%
Prologis, Inc. REIT	7,710	1,027,743
INSURANCE — 2.1%
Allstate Corp.	2,691	376,686
American International Group, Inc.	8,422	570,591
Assurant, Inc.	528	88,963
Globe Life, Inc.	945	115,025
Hartford Financial Services Group, Inc.	3,749	301,345
Marsh & McLennan Cos., Inc.	5,430	1,028,822
Principal Financial Group, Inc.	2,736	215,241

See accompanying notes to financial statements.
75

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Progressive Corp.	7,215	$ 1,149,205
Prudential Financial, Inc.	4,126	427,907
Willis Towers Watson PLC	1,190	287,028
		4,560,813
INTERACTIVE MEDIA & SERVICES — 6.3%
Alphabet, Inc. Class A (b)	46,630	6,513,745
Match Group, Inc. (b)	2,530	92,345
Meta Platforms, Inc. Class A (b)	19,751	6,991,064
Pinterest, Inc. Class A (b)	4,776	176,903
		13,774,057
IT SERVICES — 2.9%
Accenture PLC Class A	15,267	5,357,343
Cognizant Technology Solutions Corp. Class A	9,129	689,513
VeriSign, Inc. (b)	1,651	340,040
		6,386,896
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	2,360	120,502
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Charles River Laboratories International, Inc. (b)	503	118,909
Illumina, Inc. (b)	1,568	218,328
		337,237
MACHINERY — 1.7%
Caterpillar, Inc.	6,927	2,048,106
Cummins, Inc.	1,812	434,101
Deere & Co.	2,376	950,091
Pentair PLC	1,708	124,188
Stanley Black & Decker, Inc.	1,477	144,894
		3,701,380
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	16,443	699,979
Newmont Corp.	13,406	554,874
		1,254,853
MULTI-UTILITIES — 0.6%
Ameren Corp.	2,125	153,723
Consolidated Edison, Inc.	3,234	294,197
DTE Energy Co.	2,542	280,281
NiSource, Inc.	4,119	109,359
Public Service Enterprise Group, Inc.	4,797	293,337
WEC Energy Group, Inc.	2,643	222,461
		1,353,358
OFFICE REITs — 0.0% (a)
Boston Properties, Inc. REIT	1,489	104,483
OIL, GAS & CONSUMABLE FUELS — 3.7%
Cheniere Energy, Inc.	1,601	273,307
Chevron Corp.	16,728	2,495,148
ConocoPhillips	7,965	924,498
Devon Energy Corp.	4,341	196,647
Diamondback Energy, Inc.	1,161	180,048
Security Description	Shares	Value
EQT Corp.	2,717	$ 105,039
Exxon Mobil Corp.	24,473	2,446,810
Marathon Oil Corp.	4,177	100,916
Marathon Petroleum Corp.	4,396	652,191
Ovintiv, Inc.	2,227	97,810
Phillips 66	2,891	384,908
Valero Energy Corp.	2,313	300,690
		8,158,012
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	2,502	365,917
PHARMACEUTICALS — 5.3%
Eli Lilly & Co.	8,023	4,676,767
Johnson & Johnson	25,851	4,051,886
Merck & Co., Inc.	25,271	2,755,044
		11,483,697
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	3,530	822,384
Equifax, Inc.	1,510	373,408
Leidos Holdings, Inc.	1,353	146,449
Robert Half, Inc.	1,371	120,538
		1,462,779
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (b)	3,124	290,813
Zillow Group, Inc. Class C (b)	1,583	91,592
		382,405
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	2,950	106,082
AvalonBay Communities, Inc. REIT	1,318	246,756
Mid-America Apartment Communities, Inc. REIT	1,493	200,749
Sun Communities, Inc. REIT	1,036	138,461
		692,048
RETAIL REITs — 0.2%
Realty Income Corp. REIT	6,261	359,507
Regency Centers Corp. REIT	1,826	122,342
		481,849
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.5%
Analog Devices, Inc.	9,565	1,899,226
Intel Corp.	95,040	4,775,760
Micron Technology, Inc.	20,464	1,746,398
NVIDIA Corp.	18,585	9,203,664
NXP Semiconductors NV	4,588	1,053,772
		18,678,820
SOFTWARE — 11.1%
Adobe, Inc. (b)	8,435	5,032,321
Autodesk, Inc. (b)	4,676	1,138,513
Gen Digital, Inc.	10,676	243,626
HubSpot, Inc. (b)	1,056	613,050
Intuit, Inc.	6,143	3,839,559
Microsoft Corp.	24,805	9,327,672

See accompanying notes to financial statements.
76

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Paycom Software, Inc.	555	$ 114,730
ServiceNow, Inc. (b)	3,925	2,772,973
Workday, Inc. Class A (b)	4,626	1,277,054
		24,359,498
SPECIALIZED REITs — 0.9%
Digital Realty Trust, Inc. REIT	3,037	408,719
Equinix, Inc. REIT	711	572,632
Public Storage REIT	1,686	514,230
SBA Communications Corp. REIT	1,193	302,652
Weyerhaeuser Co. REIT	6,541	227,431
		2,025,664
SPECIALTY RETAIL — 2.6%
AutoZone, Inc. (b)	283	731,728
Bath & Body Works, Inc.	3,721	160,598
Best Buy Co., Inc.	3,095	242,276
Burlington Stores, Inc. (b)	1,115	216,845
Dick's Sporting Goods, Inc.	823	120,940
Lowe's Cos., Inc.	7,107	1,581,663
TJX Cos., Inc.	20,169	1,892,054
Tractor Supply Co.	1,861	400,171
Ulta Beauty, Inc. (b)	833	408,162
		5,754,437
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
Apple, Inc.	48,903	9,415,295
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Deckers Outdoor Corp. (b)	460	307,478
Lululemon Athletica, Inc. (b)	2,019	1,032,294
		1,339,772
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Ferguson PLC	1,891	$ 365,095
WW Grainger, Inc.	585	484,784
		849,879
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,510	331,295
TOTAL COMMON STOCKS (Cost $187,770,388)		218,296,876
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d) (Cost $159,890)	159,843	159,907
TOTAL INVESTMENTS — 99.9% (Cost $187,930,278)		218,456,783
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		119,416
NET ASSETS — 100.0%		$ 218,576,199
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
77

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	03/15/2024	$232,071	$240,997	$8,926

During the period ended December 31, 2023, average notional value related to futures contracts was $417,891.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$218,296,876	$—	$—	$218,296,876
Short-Term Investment	159,907	—	—	159,907
TOTAL INVESTMENTS	$218,456,783	$—	$—	$218,456,783
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 8,926	$—	$—	$ 8,926
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 8,926	$—	$—	$ 8,926

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	228,692	$228,738	$2,790,653	$2,859,605	$130	$ (9)	159,843	$159,907	$11,152
State Street Navigator Securities Lending Portfolio II	—	—	2,284,315	2,284,315	—	—	—	—	162
Total		$228,738	$5,074,968	$5,143,920	$130	$ (9)		$159,907	$11,314
See accompanying notes to financial statements.
78

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.5%
AUTO MANUFACTURERS — 3.0%
Ford Motor Co.:
6.20%, 6/1/2059	$ 364,012	$ 8,557,922
6.00%, 12/1/2059	388,280	9,097,401
6.50%, 8/15/2062	291,209	6,770,609
		24,425,932
BANKS — 36.7%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033	145,605	3,184,381
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 6.13%, 1/29/2024 (a)	71,602	1,543,023
Series 02, 3 mo. USD Term SOFR + 0.91%, 6.30%, 1/29/2024 (a)	52,885	1,075,152
Series E, 3 mo. USD Term SOFR + 0.61%, 5.99%, 2/15/2024 (a) (b)	54,402	1,245,806
Series GG, 6.00%, 1/29/2024 (b)	231,430	5,744,093
Series HH, 5.88%, 1/29/2024 (b)	145,926	3,608,750
Series K, 3 mo. USD Term SOFR + 1.33%, 6.45%, 12/15/2066 (a) (b)	180,001	4,554,025
Series KK, 5.38%, 6/25/2024 (b)	236,883	5,450,678
Series LL, 5.00%, 9/17/2024 (b)	223,050	4,802,267
Series NN, 4.38%, 11/3/2025 (b)	184,258	3,581,976
Series PP, 4.13%, 2/2/2026 (b)	156,431	2,878,330
Series QQ, 4.25%, 11/17/2026 (b)	222,339	4,117,718
Series SS, 4.75%, 2/17/2027	117,697	2,448,098
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 12.02%, 10/30/2040 (a)	1,090,096	31,111,340
Citizens Financial Group, Inc.:
Series E, 5.00%, 1/6/2025	218,408	4,339,767
Series D, 3 mo. USD Term SOFR + 3.90%, 6.35%, 4/6/2024 (a)	145,605	3,494,520
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 9.30%, 1/29/2024 (a) (b)	218,408	5,562,852
Series K, 4.95%, 9/30/2024	121,337	2,722,802
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026	242,675	4,280,787
Security Description	Shares	Value
Series J, Class E, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (a)	$ 157,738	$ 3,738,391
JPMorgan Chase & Co.:
Series DD, 5.75%, 3/1/2024	322,164	8,054,100
Series EE, 6.00%, 3/1/2024 (b)	351,483	8,896,035
Series GG, 4.75%, 12/1/2024	171,441	3,668,837
Series JJ, 4.55%, 6/1/2026 (b)	285,729	5,857,444
Series LL, 4.63%, 6/1/2026 (b)	351,270	7,334,518
Series MM, 4.20%, 9/1/2026 (b)	379,750	7,219,047
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 6.36%, 1/29/2024 (a)	254,578	5,473,427
Series F, 6.88%, 4/15/2024 (a)	196,788	4,923,636
Series I, 6.38%, 10/15/2024 (a)	231,408	5,729,662
Series E, 7.13%, 4/15/2024 (a) (b)	199,669	5,009,695
Series K, 5.85%, 4/15/2027 (a) (b)	231,439	5,605,453
Series L, 4.88%, 1/15/2025	116,154	2,620,434
Series O, 4.25%, 1/15/2027 (b)	298,151	5,685,740
Series P, 6.50%, 10/15/2027 (b)	229,403	6,003,477
Northern Trust Corp. Series E, 4.70%, 1/1/2025	194,140	4,111,885
Regions Financial Corp.:
Series B, 3 mo. USD Term SOFR + 3.80%, 6.38%, 9/15/2024 (a)	242,675	5,591,232
Series C, 3 mo. USD Term SOFR + 3.15%, 5.70%, 5/15/2029 (a)	242,675	5,171,404
Series E, 4.45%, 6/15/2026 (b)	194,140	3,358,622
State Street Corp.:
Series D, 5.90%, 3/15/2024 (a) (b) (c) (d)	364,012	9,111,220
Series G, 5.35%, 3/15/2026 (a) (b) (c)	242,675	5,753,824
Truist Financial Corp.:
Series O, 5.25%, 6/1/2025 (b)	279,076	6,203,859
Series R, 4.75%, 9/1/2025	448,948	9,032,834
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 6.26%, 1/29/2024 (a) (b)	485,350	9,857,458
Series K, 5.50%, 1/29/2024 (b)	279,076	6,477,354

See accompanying notes to financial statements.
79

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Series L, 3.75%, 1/15/2026	$ 242,675	$ 4,023,552
Series M, 4.00%, 4/15/2026 (b)	364,012	6,377,490
Series O, 4.50%, 4/15/2027 (b)	218,408	4,265,508
Wells Fargo & Co.:
Series R, 6.63%, 3/15/2024 (a) (d)	242,728	6,090,046
Series Y, 5.63%, 3/15/2024 (b)	199,384	4,771,259
Series Z, 4.75%, 3/15/2025 (b)	581,536	11,590,012
Series AA, 4.70%, 12/15/2025	338,983	6,796,609
Series CC, 4.38%, 3/15/2026	303,410	5,588,812
Series DD, Class A, 4.25%, 9/15/2026	362,120	6,438,494
		302,177,735
DIVERSIFIED FINANCIAL SERVICES — 9.4%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	145,601	3,280,391
4.75%, 9/30/2060	135,589	2,569,412
Apollo Global Management, Inc. 5 yr. CMT - 2.23% 7.63%, 9/15/2053	291,209	7,999,511
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080 (b)	194,140	3,275,142
Capital One Financial Corp.:
Series I, 5.00%, 12/1/2024	728,025	13,432,061
Series J, 4.80%, 6/1/2025	606,687	10,701,959
Series L, 4.38%, 9/1/2026	327,611	5,287,642
Series N, 4.25%, 9/1/2026	206,274	3,312,760
Carlyle Finance LLC 4.63%, 5/15/2061	242,675	4,996,678
Charles Schwab Corp.:
Series D, 5.95%, 3/1/2024 (b)	364,012	9,136,701
Series J, 4.45%, 6/1/2026 (b)	291,209	5,725,169
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061 (b)	242,675	4,588,984
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a)	145,605	3,382,404
		77,688,814
ELECTRIC — 15.0%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	147,913	2,493,813
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	169,872	2,658,497
4.88%, 12/9/2026	128,193	2,076,727
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	123,263	2,068,353
Security Description	Shares	Value
CMS Energy Corp.:
5.88%, 10/15/2078	$ 135,898	$ 3,363,475
5.88%, 3/1/2079 (b)	305,770	7,635,077
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	194,140	4,750,606
4.38%, 12/1/2081	135,898	2,845,704
Duke Energy Corp.:
5.63%, 9/15/2078	242,675	5,700,436
Series A, 5.75%, 6/15/2024 (b)	485,350	11,842,540
Entergy Arkansas LLC 4.88%, 9/1/2066 (b)	198,994	4,242,552
Entergy Louisiana LLC 4.88%, 9/1/2066 (b)	131,045	2,786,017
Entergy Mississippi LLC 4.90%, 10/1/2066 (b)	126,191	2,796,392
Georgia Power Co. Series 2017, 5.00%, 10/1/2077 (b)	131,045	2,897,405
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (b)	121,337	3,052,839
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 3/1/2079	333,678	8,098,365
SCE Trust III Series H, 3 mo. USD Term SOFR + 3.25% 5.75%, 3/15/2024 (a)	133,471	3,319,424
SCE Trust IV Series J, 3 mo. USD Term SOFR + 3.39% 5.38%, 9/15/2025 (a)	157,738	3,470,236
SCE Trust V Series K, 3 mo. USD Term SOFR + 1.26% 5.45%, 3/15/2026 (a)	145,605	3,544,026
SCE Trust VI 5.00%, 1/29/2024	230,541	4,719,174
SCE Trust VII 7.50%, 11/22/2028 (e)	266,672	6,954,806
Sempra 5.75%, 7/1/2079 (b)	367,652	9,183,947
Southern Co.:
5.25%, 12/1/2077	218,408	5,233,056
Series 2020, 4.95%, 1/30/2080	485,350	10,910,668
Series C, 4.20%, 10/15/2060 (b)	364,012	7,225,638
		123,869,773
GAS — 1.1%
NiSource, Inc. Series B, 5 yr. CMT + 3.63% 6.50%, 3/15/2024 (a) (b)	242,675	6,057,168

See accompanying notes to financial statements.
80

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Spire, Inc. Series A, 5.90%, 8/15/2024	$ 121,337	$ 3,017,651
		9,074,819
INSURANCE — 25.7%
AEGON Funding Co. LLC 5.10%, 12/15/2049	448,948	9,760,130
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 8.82%, 1/15/2053 (a)	242,675	6,100,849
Series H, 5.10%, 10/15/2024	558,152	11,838,404
Series I, 4.75%, 1/15/2025	145,605	2,998,007
Series J, 7.38%, 7/15/2028	291,209	7,862,643
Arch Capital Group Ltd.:
Series F, 5.45%, 1/29/2024	160,166	3,815,154
Series G, 4.55%, 6/11/2026 (b)	242,675	4,831,659
Assurant, Inc. 5.25%, 1/15/2061	123,263	2,457,864
Athene Holding Ltd.:
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (a) (b)	418,614	9,410,443
Series B, 5.63%, 9/30/2024 (b)	167,446	3,578,321
Series C, 5 yr. CMT + 5.97%, 6.38%, 6/30/2025 (a) (b)	291,209	7,053,082
Series D, 4.88%, 12/30/2025 (b)	279,076	4,967,553
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (a)	242,675	6,149,384
Axis Capital Holdings Ltd. Series E, 5.50%, 1/29/2024	266,943	5,581,778
Brighthouse Financial, Inc.:
6.25%, 9/15/2058	182,007	3,958,652
Series A, 6.60%, 3/25/2024	206,274	4,465,832
Series B, 6.75%, 6/25/2025	195,353	4,391,535
Series C, 5.38%, 12/25/2025 (b)	279,076	5,143,371
Series D, 4.63%, 12/25/2026	172,565	2,754,137
Enstar Group Ltd. Series D, 3 mo. USD Term SOFR + 4.02% 7.00%, 9/1/2028 (a) (b)	194,140	4,869,031
Equitable Holdings, Inc.:
Series A, 5.25%, 12/15/2024 (b)	388,280	8,278,130
Series C, 4.30%, 3/15/2026	147,913	2,449,439
F&G Annuities & Life, Inc. 7.95%, 12/15/2053 (e)	167,276	4,317,394
Globe Life, Inc. 4.25%, 6/15/2061	157,738	3,000,177
Hartford Financial Services Group, Inc. Series G, 6.00%, 1/29/2024	167,446	4,186,150
Security Description	Shares	Value
Lincoln National Corp. Series D, 9.00%, 12/1/2027 (b)	$ 242,675	$ 6,622,601
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 6.65%, 1/29/2024 (a)	291,209	6,712,367
Series E, 5.63%, 1/29/2024	390,706	9,490,249
Series F, 4.75%, 3/15/2025	485,350	9,901,140
Prudential Financial, Inc.:
5.63%, 8/15/2058 (b)	274,223	6,844,606
4.13%, 9/1/2060 (b)	242,675	4,693,334
5.95%, 9/1/2062	145,605	3,701,279
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (a) (b)	194,140	4,907,859
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (a)	339,745	8,860,550
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 1/29/2024	121,337	2,898,741
Series G, 4.20%, 7/15/2026	242,675	4,178,864
W R Berkley Corp.:
5.10%, 12/30/2059	145,605	3,427,542
4.25%, 9/30/2060	123,263	2,695,762
4.13%, 3/30/2061 (b)	145,605	2,938,309
		212,092,322
REAL ESTATE INVESTMENT TRUSTS — 5.2%
Digital Realty Trust, Inc. Series L, 5.20%, 10/10/2024 (b)	167,446	3,730,697
Kimco Realty Corp. Series M, Class M, , 5.25%, 1/29/2024	126,985	2,972,719
Public Storage:
Series F, 5.15%, 1/29/2024 (b)	135,898	3,222,142
Series G, 5.05%, 1/29/2024	145,605	3,456,663
Series H, 5.60%, 3/11/2024	138,325	3,487,173
Series I, 4.88%, 9/12/2024 (b)	153,491	3,436,663
Series J, 4.70%, 11/15/2024	125,585	2,686,263
Series L, 4.63%, 6/17/2025	274,223	5,865,630
Series N, 3.88%, 10/6/2025	139,287	2,377,629
Series P, 4.00%, 6/16/2026	293,029	5,236,428
Series R, 4.00%, 11/19/2026 (b)	211,127	3,831,955
Series S, 4.10%, 1/13/2027	123,263	2,279,133
		42,583,095
SOVEREIGN — 0.4%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (a)	124,477	2,867,950

See accompanying notes to financial statements.
81

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
TELECOMMUNICATIONS — 3.0%
AT&T, Inc.:
5.35%, 11/1/2066	$ 641,875	$ 15,051,969
5.63%, 8/1/2067 (b)	400,413	9,930,242
		24,982,211
TOTAL PREFERRED STOCKS (Cost $952,248,082)		819,762,651
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	1,313,834	1,314,360
State Street Navigator Securities Lending Portfolio II (c) (h)	29,371,442	29,371,442
TOTAL SHORT-TERM INVESTMENTS (Cost $30,685,899)		30,685,802
TOTAL INVESTMENTS — 103.2% (Cost $982,933,981)		850,448,453
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(26,575,329)
NET ASSETS — 100.0%		$ 823,873,124

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$819,762,651	$—	$—	$819,762,651
Short-Term Investments	30,685,802	—	—	30,685,802
TOTAL INVESTMENTS	$850,448,453	$—	$—	$850,448,453

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	663,977	$16,233,338	$ 1,093,471	$ 2,496,568	$(234,898)	$269,701	606,687	$14,865,044	$ 465,028
State Street Institutional Liquid Reserves Fund, Premier Class	7,503,450	7,504,951	59,941,085	66,130,932	(625)	(119)	1,313,834	1,314,360	110,136
State Street Navigator Securities Lending Portfolio II	34,870,137	34,870,137	96,122,683	101,621,378	—	—	29,371,442	29,371,442	524,046
Total		$58,608,426	$157,157,239	$170,248,878	$(235,523)	$269,582		$45,550,846	$1,099,210
See accompanying notes to financial statements.
82

[This Page Intentionally Left Blank]
83

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 96,299,959	$180,456,613	$1,098,784,533
Investments in affiliated issuers, at value	4,389,519	4,383,725	4,605,513
Total Investments	100,689,478	184,840,338	1,103,390,046
Foreign currency, at value	—	683,326	—
Net cash at broker	—	8,547	—
Cash	43	—	440
Receivable from broker — accumulated variation margin on futures contracts	—	39,799	—
Receivable for fund shares sold	236	—	—
Dividends receivable — unaffiliated issuers	13,682	317,170	1,061,077
Dividends receivable — affiliated issuers	178	2,303	20,888
Securities lending income receivable — unaffiliated issuers	319	721	—
Securities lending income receivable — affiliated issuers	8,381	1,111	1,755
Receivable for foreign taxes recoverable	—	79,012	581
TOTAL ASSETS	100,712,317	185,972,327	1,104,474,787
LIABILITIES
Payable upon return of securities loaned	4,320,708	4,137,944	1,816,035
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable	—	44,453	—
Advisory fee payable	36,478	75,143	136,116
Trustees’ fees and expenses payable	76	35	180
Accrued expenses and other liabilities	—	5,749	—
TOTAL LIABILITIES	4,357,262	4,263,324	1,952,331
NET ASSETS	$ 96,355,055	$181,709,003	$1,102,522,456
NET ASSETS CONSIST OF:
Paid-in capital	$ 228,793,956	$161,587,152	$1,004,387,354
Total distributable earnings (loss)**	(132,438,901)	20,121,851	98,135,102
NET ASSETS	$ 96,355,055	$181,709,003	$1,102,522,456
NET ASSET VALUE PER SHARE
Net asset value per share	$ 145.99	$ 119.12	$ 132.20
Shares outstanding (unlimited amount authorized, $0.01 par value)	660,000	1,525,464	8,340,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 107,320,954	$ 145,611,240	$ 936,432,639
Investments in affiliated issuers	4,389,526	4,383,725	4,566,895
Total cost of investments	$ 111,710,480	$149,994,965	$ 940,999,534
Foreign currency, at cost	$ —	$ 670,986	$ —
* Includes investments in securities on loan, at value	$ 7,638,170	$ 4,421,523	$ 1,878,272
** Includes deferred foreign taxes	$ —	$ 44,160	$ —
See accompanying notes to financial statements.
84

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$657,732,393	$1,469,223,683	$267,647,578	$ 349,926,850	$ 96,903,867	$ 690,039,929
424,656	4,162,684	14,178,474	1,412,676	2,035,342	973,370
658,157,049	1,473,386,367	281,826,052	351,339,526	98,939,209	691,013,299
—	—	—	—	—	—
—	27,444	—	—	—	—
184	28	2,281	48	29	1,556
—	96,232	—	—	—	—
—	—	—	—	—	—
384,649	1,397,280	222,805	143,091	24,232	607,324
1,189	18,495	42,532	2,418	296	4,521
369	—	228	752	474	322
425	121	1,783	908	644	1,034
21,080	1,943	—	—	—	—
658,564,945	1,474,927,910	282,095,681	351,486,743	98,964,884	691,628,056

—	1,429,414	9,206,538	997,380	1,971,791	—
—	41,772	—	—	—	—
1,611	1,681	—	—	—	1,220
—	—	—	—	—	—
190,419	243,839	78,573	98,466	28,002	224,356
81	204	24	153	61	142
—	—	—	—	—	—
192,111	1,716,910	9,285,135	1,095,999	1,999,854	225,718
$658,372,834	$ 1,473,211,000	$272,810,546	$ 350,390,744	$ 96,965,030	$ 691,402,338

$636,940,205	$1,254,722,300	$ 314,661,110	$ 698,765,725	$192,270,303	$ 873,316,194
21,432,629	218,488,700	(41,850,564)	(348,374,981)	(95,305,273)	(181,913,856)
$658,372,834	$ 1,473,211,000	$272,810,546	$ 350,390,744	$ 96,965,030	$ 691,402,338

$ 164.18	$ 38.88	$ 101.99	$ 84.43	$ 88.96	$ 45.19
4,010,012	37,890,000	2,675,000	4,150,000	1,090,000	15,300,000

$512,252,674	$1,228,843,744	$243,466,460	$ 414,887,817	$103,739,602	$ 716,857,942
424,689	4,178,869	14,092,639	1,412,627	2,035,349	973,436
$512,677,363	$1,233,022,613	$257,559,099	$ 416,300,444	$105,774,951	$ 717,831,378
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ 1,378,134	$ 9,487,375	$ 11,508,088	$ 6,536,546	$ —
$ —	$ —	$ —	$ —	$ —	$ —
85

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2023 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ —	$ 2,002,203,362	$ 330,661,075
Investments in affiliated issuers, at value	23,750,455	106,726,856	547,051
Total Investments	23,750,455	2,108,930,218	331,208,126
Cash	—	3,424	61
Receivable for investments sold	—	297	—
Receivable for fund shares sold	—	—	74
Dividends receivable — unaffiliated issuers	—	559,457	73,842
Dividends receivable — affiliated issuers	21,569	8,336	1,586
Securities lending income receivable — unaffiliated issuers	—	21,029	160
Securities lending income receivable — affiliated issuers	738	21,567	103
TOTAL ASSETS	23,772,762	2,109,544,328	331,283,952
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	—	104,864,241	350,933
Payable for fund shares repurchased	—	1,946	—
Advisory fee payable	6,716	566,883	102,930
Trustees’ fees and expenses payable	2	2,726	382
TOTAL LIABILITIES	6,718	105,435,796	454,245
NET ASSETS	$ 23,766,044	$ 2,004,108,532	$ 330,829,707
NET ASSETS CONSIST OF:
Paid-in capital	$ 64,261,547	$ 3,924,646,403	$ 994,216,937
Total distributable earnings (loss)	(40,495,503)	(1,920,537,871)	(663,387,230)
NET ASSETS	$ 23,766,044	$ 2,004,108,532	$ 330,829,707
NET ASSET VALUE PER SHARE
Net asset value per share	$ 88.02	$ 59.82	$ 84.50
Shares outstanding (unlimited amount authorized, $0.01 par value)	270,000	33,500,230	3,915,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ —	$ 2,068,586,029	$ 354,455,966
Investments in affiliated issuers	23,750,451	106,727,042	547,071
Total cost of investments	$ 23,750,451	$ 2,175,313,071	$ 355,003,037
* Includes investments in securities on loan, at value	$ —	$ 254,636,547	$ 1,023,338
See accompanying notes to financial statements.
86

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF

$ 222,245,018	$ 364,277,607	$1,488,543,825	$ 366,091,276	$ 61,970,413	$ 200,160,719
11,942,792	25,528,001	31,216,422	13,287,928	2,816,970	8,769,979
234,187,810	389,805,608	1,519,760,247	379,379,204	64,787,383	208,930,698
134	—	447	148	4	—
—	—	—	—	—	374,215
361	—	—	—	47	—
67,159	935,846	282,355	7,477	8,151	116,017
1,812	2,607	7,775	766	268	1,265
34,484	5,135	12,609	2,158	1,791	987
121,004	13,318	7,158	25,677	2,205	4,794
234,412,764	390,762,514	1,520,070,591	379,415,430	64,799,849	209,427,976

—	98,459	—	—	—	374,215
11,763,927	25,183,877	29,886,853	13,109,204	2,768,639	8,608,892
—	12,123	—	—	—	—
60,418	136,715	430,137	104,070	17,272	58,743
55	128	275	27	60	385
11,824,400	25,431,302	30,317,265	13,213,301	2,785,971	9,042,235
$ 222,588,364	$ 365,331,212	$1,489,753,326	$ 366,202,129	$ 62,013,878	$ 200,385,741

$ 670,169,852	$1,065,471,602	$1,676,674,236	$ 486,533,524	$119,419,007	$ 416,481,435
(447,581,488)	(700,140,390)	(186,920,910)	(120,331,395)	(57,405,129)	(216,095,694)
$ 222,588,364	$ 365,331,212	$1,489,753,326	$ 366,202,129	$ 62,013,878	$ 200,385,741

$ 41.60	$ 72.34	$ 224.87	$ 150.70	$ 80.02	$ 83.49
5,350,270	5,050,226	6,625,000	2,430,000	775,000	2,400,000

$ 235,553,601	$ 402,502,524	$1,425,486,222	$ 358,446,613	$ 69,045,345	$ 232,491,170
11,942,809	25,528,007	31,216,517	13,287,939	2,816,972	8,769,994
$ 247,496,410	$ 428,030,531	$1,456,702,739	$ 371,734,552	$ 71,862,317	$ 241,261,164
$ 27,572,696	$ 51,660,244	$ 126,803,266	$ 28,169,834	$ 15,775,314	$ 22,782,027
87

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2023 (Unaudited)

	SPDR MSCI USA Gender Diversity ETF	SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$218,296,876	$ 804,897,607
Investments in affiliated issuers, at value	159,907	45,550,846
Total Investments	218,456,783	850,448,453
Net cash at broker	3,452	—
Cash	—	703
Receivable from broker — accumulated variation margin on futures contracts	8,929	—
Receivable for investments sold	—	10,406,332
Dividends receivable — unaffiliated issuers	141,859	3,889,827
Dividends receivable — affiliated issuers	1,595	11,799
Securities lending income receivable — unaffiliated issuers	—	22,533
Securities lending income receivable — affiliated issuers	—	78,895
TOTAL ASSETS	218,612,618	864,858,542
LIABILITIES
Payable upon return of securities loaned	—	29,371,442
Payable for investments purchased	—	11,298,284
Payable for fund shares repurchased	—	49
Advisory fee payable	36,369	314,811
Trustees’ fees and expenses payable	50	832
TOTAL LIABILITIES	36,419	40,985,418
NET ASSETS	$218,576,199	$ 823,873,124
NET ASSETS CONSIST OF:
Paid-in capital	$276,501,240	$1,156,928,632
Total distributable earnings (loss)	(57,925,041)	(333,055,508)
NET ASSETS	$218,576,199	$ 823,873,124
NET ASSET VALUE PER SHARE
Net asset value per share	$ 95.03	$ 33.49
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,300,000	24,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$187,770,388	$ 935,524,906
Investments in affiliated issuers	159,890	47,409,075
Total cost of investments	$187,930,278	$ 982,933,981
* Includes investments in securities on loan, at value	$ —	$ 41,017,401
See accompanying notes to financial statements.
88

[This Page Intentionally Left Blank]
89

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 71,917	$ 2,120,727	$ 9,906,238
Dividend income — affiliated issuers	762	9,916	49,440
Unaffiliated securities lending income	3,871	3,411	244
Affiliated securities lending income	54,561	5,769	5,218
Foreign taxes withheld	—	(90,396)	(3,449)
TOTAL INVESTMENT INCOME (LOSS)	131,111	2,049,427	9,957,691
EXPENSES
Advisory fee	215,001	409,641	765,496
Trustees’ fees and expenses	538	801	5,157
Miscellaneous expenses	21	5,785	218
TOTAL EXPENSES	215,560	416,227	770,871
NET INVESTMENT INCOME (LOSS)	$ (84,449)	$ 1,633,200	$ 9,186,820
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(3,477,299)	618,393	(4,409,266)
Investments — affiliated issuers	12	—	(727)
In-kind redemptions — unaffiliated issuers	2,416,366	—	39,973,498
In-kind redemptions — affiliated issuers	—	—	2,476
Foreign currency transactions	—	353	(51)
Futures contracts	—	63,905	—
Net realized gain (loss)	(1,060,921)	682,651	35,565,930
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	10,450,127	9,867,940	41,546,806
Investments — affiliated issuers	(7)	—	37,114
Foreign currency translations	—	19,730	—
Futures contracts	—	15,484	—
Net change in unrealized appreciation/depreciation	10,450,120	9,903,154	41,583,920
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,389,199	10,585,805	77,149,850
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 9,304,750	$12,219,005	$86,336,670
* Includes foreign capital gain taxes	$ —	$ (4,439)	$ —
** Includes foreign deferred taxes	$ —	$ (44,160)	$ —
See accompanying notes to financial statements.
90

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 2,126,641	$ 10,913,401	$ 2,811,191	$ 671,012	$ 302,440	$ 6,213,519
7,580	74,013	108,202	10,878	1,790	15,081
732	—	856	6,191	3,142	3,070
4,271	526	39,437	61,434	3,961	2,435
(38,562)	(3,016)	—	—	—	—
2,100,662	10,984,924	2,959,686	749,515	311,333	6,234,105

990,826	1,391,447	415,938	738,646	174,605	1,037,890
2,683	7,006	968	2,621	580	2,728
119	298	50	96	22	120
993,628	1,398,751	416,956	741,363	175,207	1,040,738
$ 1,107,034	$ 9,586,173	$ 2,542,730	$ 8,152	$ 136,126	$ 5,193,367

(7,984,642)	(3,205,836)	1,584,237	(42,659,289)	(5,088,071)	(4,711,944)
81	(18,809)	(5,006)	111	35	160
53,124,326	26,307,368	9,172,501	10,136,064	3,196,067	41,801,841
—	(518)	(19,763)	—	—	—
—	—	—	—	—	—
—	93,665	—	—	—	—
45,139,765	23,175,870	10,731,969	(32,523,114)	(1,891,969)	37,090,057

51,526,073	76,437,528	31,784,348	(63,372,214)	(4,763,470)	14,715,178
(34)	68,251	357,962	49	(7)	(71)
—	—	—	—	—	—
—	21,845	—	—	—	—
51,526,039	76,527,624	32,142,310	(63,372,165)	(4,763,477)	14,715,107
96,665,804	99,703,494	42,874,279	(95,895,279)	(6,655,446)	51,805,164
$97,772,838	$109,289,667	$45,417,009	$(95,887,127)	$(6,519,320)	$56,998,531
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ —	$ —	$ —	$ —	$ —
91

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,499	$ 11,929,978	$ 2,136,382
Dividend income — affiliated issuers	21,889	43,872	8,236
Unaffiliated securities lending income	483	97,727	497
Affiliated securities lending income	19,708	142,034	17,176
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	51,579	12,213,611	2,162,291
EXPENSES
Advisory fee	38,759	3,131,091	669,611
Trustees’ fees and expenses	110	11,933	2,227
Miscellaneous expenses	—	381	84
TOTAL EXPENSES	38,869	3,143,405	671,922
NET INVESTMENT INCOME (LOSS)	$ 12,710	$ 9,070,206	$ 1,490,369
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,427,077)	(4,105,768)	(7,571,976)
Investments — affiliated issuers	1	774	100
In-kind redemptions — unaffiliated issuers	449,980	105,248,270	17,189,891
Net realized gain (loss)	(977,096)	101,143,276	9,618,015
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,658,929	188,013,459	(2,452,875)
Investments — affiliated issuers	4	(187)	(26)
Net change in unrealized appreciation/depreciation	3,658,933	188,013,272	(2,452,901)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,681,837	289,156,548	7,165,114
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,694,547	$298,226,754	$ 8,655,483
See accompanying notes to financial statements.
92

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$ 1,480,897	$ 3,442,714	$ 4,586,962	$ 385,337	$ 398,568
7,883	9,303	36,158	9,906	2,771
142,709	18,773	39,957	11,948	6,479
313,621	41,774	69,443	139,562	7,915
—	—	(63,311)	—	—
1,945,110	3,512,564	4,669,209	546,753	415,733

358,776	702,206	2,533,671	553,284	98,250
1,152	2,065	7,812	1,463	355
45	84	313	67	12
359,973	704,355	2,541,796	554,814	98,617
$ 1,585,137	$ 2,808,209	$ 2,127,413	$ (8,061)	$ 317,116

(6,365,368)	(21,736,583)	(46,161,385)	(10,764,591)	(2,704,748)
77	124	552	(68)	19
5,097,473	63,586,042	30,214,438	20,776,391	885,001
(1,267,818)	41,849,583	(15,946,395)	10,011,732	(1,819,728)

5,857,171	18,759,610	27,721,349	31,199,587	2,933,745
(29)	(15)	(126)	(28)	(4)
5,857,142	18,759,595	27,721,223	31,199,559	2,933,741
4,589,324	60,609,178	11,774,828	41,211,291	1,114,013
$ 6,174,461	$ 63,417,387	$ 13,902,241	$ 41,203,230	$ 1,431,129
93

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR S&P Transportation ETF	SPDR MSCI USA Gender Diversity ETF	SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,467,905	$ 1,845,510	$ 26,303,304
Dividend income — affiliated issuers	5,972	11,152	575,164
Unaffiliated securities lending income	6,880	2,392	100,816
Affiliated securities lending income	27,445	162	524,046
Foreign taxes withheld	—	(914)	(5,813)
TOTAL INVESTMENT INCOME (LOSS)	1,508,202	1,858,302	27,497,517
EXPENSES
Advisory fee	381,176	208,132	1,874,852
Trustees’ fees and expenses	1,402	1,065	5,217
Miscellaneous expenses	48	44	180
TOTAL EXPENSES	382,626	209,241	1,880,249
NET INVESTMENT INCOME (LOSS)	$ 1,125,576	$ 1,649,061	$ 25,617,268
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,370,572)	(3,575,120)	(23,017,409)
Investments — affiliated issuers	—	130	(169,683)
In-kind redemptions — unaffiliated issuers	882,300	10,769,154	(5,574,523)
In-kind redemptions — affiliated issuers	—	—	(65,840)
Foreign currency transactions	—	(4)	—
Futures contracts	—	32,209	—
Net realized gain (loss)	(8,488,272)	7,226,369	(28,827,455)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,674,031	9,060,997	32,757,052
Investments — affiliated issuers	(16)	(9)	269,582
Futures contracts	—	1,980	—
Net change in unrealized appreciation/depreciation	3,674,015	9,062,968	33,026,634
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,814,257)	16,289,337	4,199,179
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,688,681)	$17,938,398	$ 29,816,447
See accompanying notes to financial statements.
94

[This Page Intentionally Left Blank]
95

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (84,449)	$ 61,028	$ 1,633,200	$ 3,457,756
Net realized gain (loss)	(1,060,921)	(82,223,535)	682,651	651,819
Net change in unrealized appreciation/depreciation	10,450,120	103,065,260	9,903,154	17,215,057
Net increase (decrease) in net assets resulting from operations	9,304,750	20,902,753	12,219,005	21,324,632
Net equalization credits and charges	192,990	682,684	3,759	62,893
Distributions to shareholders	(70,990)	(54,537)	(2,053,400)	(3,436,808)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,926,330	19,438,919	19,687,050	45,093,568
Cost of shares redeemed	(18,419,929)	(64,908,979)	—	(7,139,682)
Net income equalization	(192,990)	(682,684)	(3,759)	(62,893)
Other capital	—	—	1,390	3,252
Net increase (decrease) in net assets from beneficial interest transactions	(14,686,589)	(46,152,744)	19,684,681	37,894,245
Contribution from affiliate (Note 4)	—	85,506	—	—
Net increase (decrease) in net assets during the period	(5,259,839)	(24,536,338)	29,854,045	55,844,962
Net assets at beginning of period	101,614,894	126,151,232	151,854,958	96,009,996
NET ASSETS AT END OF PERIOD	$ 96,355,055	$101,614,894	$181,709,003	$151,854,958
SHARES OF BENEFICIAL INTEREST:
Shares sold	30,000	170,000	175,000	425,000
Shares redeemed	(140,000)	(570,000)	—	(75,000)
Net increase (decrease) from share transactions	(110,000)	(400,000)	175,000	350,000
See accompanying notes to financial statements.
96

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended(a) 6/30/23

$ 9,186,820	$ 15,474,784	$ 1,107,034	$ 2,588,666	$ 9,586,173	$ 17,495,041
35,565,930	5,418,208	45,139,765	(38,032,226)	23,175,870	88,786,551
41,583,920	112,854,335	51,526,039	172,586,043	76,527,624	117,588,196
86,336,670	133,747,327	97,772,838	137,142,483	109,289,667	223,869,788
54,492	134,996	14,551	10,534	39,142	(124,028)
(9,975,258)	(15,765,919)	(1,051,315)	(2,626,826)	(9,234,126)	(17,469,327)

159,525,436	158,280,638	131,419,370	52,809,203	63,860,579	287,203,279
(114,694,964)	(109,319,107)	(95,566,171)	(45,565,665)	(76,640,658)	(269,587,035)
(54,492)	(134,996)	(14,551)	(10,534)	(39,142)	124,028
—	—	—	—	—	—
44,775,980	48,826,535	35,838,648	7,233,004	(12,819,221)	17,740,272
—	—	—	197,806	—	—
121,191,884	166,942,939	132,574,722	141,957,001	87,275,462	224,016,705
981,330,572	814,387,633	525,798,112	383,841,111	1,385,935,538	1,161,918,833
$1,102,522,456	$ 981,330,572	$658,372,834	$ 525,798,112	$ 1,473,211,000	$1,385,935,538

1,260,000	1,400,000	850,000	470,000	1,740,000	8,730,000
(900,000)	(960,000)	(610,000)	(425,000)	(2,160,000)	(8,220,000)
360,000	440,000	240,000	45,000	(420,000)	510,000

(a)	On January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,542,730	$ 2,147,261	$ 8,152	$ (49,495)
Net realized gain (loss)	10,731,969	(15,603,343)	(32,523,114)	(53,036,253)
Net change in unrealized appreciation/depreciation	32,142,310	30,666,565	(63,372,165)	111,307,799
Net increase (decrease) in net assets resulting from operations	45,417,009	17,210,483	(95,887,127)	58,222,051
Net equalization credits and charges	(316,780)	13,391	476,525	(367,141)
Distributions to shareholders	(2,636,682)	(2,443,956)	(113,066)	(89,586)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	202,849,954	49,832,609	58,816,912	287,844,824
Cost of shares redeemed	(110,628,682)	(16,149,956)	(204,597,413)	(138,086,609)
Net income equalization	316,780	(13,391)	(476,525)	367,141
Net increase (decrease) in net assets from beneficial interest transactions	92,538,052	33,669,262	(146,257,026)	150,125,356
Net increase (decrease) in net assets during the period	135,001,599	48,449,180	(241,780,694)	207,890,680
Net assets at beginning of period	137,808,947	89,359,767	592,171,438	384,280,758
NET ASSETS AT END OF PERIOD	$ 272,810,546	$137,808,947	$ 350,390,744	$ 592,171,438
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,325,000	600,000	650,000	3,000,000
Shares redeemed	(1,275,000)	(200,000)	(2,525,000)	(1,500,000)
Net increase (decrease) from share transactions	1,050,000	400,000	(1,875,000)	1,500,000
See accompanying notes to financial statements.
98

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 136,126	$ 232,524	$ 5,193,367	$ 9,426,086	$ 12,710	$ (33,717)
(1,891,969)	(20,233,575)	37,090,057	(1,444,424)	(977,096)	(18,804,008)
(4,763,477)	29,915,417	14,715,107	18,911,933	3,658,933	19,530,665
(6,519,320)	9,914,366	56,998,531	26,893,595	2,694,547	692,940
3,789	(5,198)	326,636	(1,236,477)	6,670	5,989
(133,905)	(237,507)	(5,585,865)	(8,273,364)	—	—

24,540,463	68,591,870	1,346,056,266	2,011,175,851	—	2,754,785
(30,551,810)	(58,334,040)	(1,188,278,404)	(2,090,655,826)	(2,292,788)	(6,344,364)
(3,789)	5,198	(326,636)	1,236,477	(6,670)	(5,989)
(6,015,136)	10,263,028	157,451,226	(78,243,498)	(2,299,458)	(3,595,568)
(12,664,572)	19,934,689	209,190,528	(60,859,744)	401,759	(2,896,639)
109,629,602	89,694,913	482,211,810	543,071,554	23,364,285	26,260,924
$ 96,965,030	$109,629,602	$ 691,402,338	$ 482,211,810	$23,766,044	$ 23,364,285

290,000	740,000	30,850,000	50,300,000	—	40,000
(370,000)	(660,000)	(27,350,000)	(52,850,000)	(30,000)	(90,000)
(80,000)	80,000	3,500,000	(2,550,000)	(30,000)	(50,000)
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,070,206	$ 34,372,728	$ 1,490,369	$ 1,310,914
Net realized gain (loss)	101,143,276	(132,544,785)	9,618,015	21,203,184
Net change in unrealized appreciation/depreciation	188,013,272	365,145,909	(2,452,901)	21,746,325
Net increase (decrease) in net assets resulting from operations	298,226,754	266,973,852	8,655,483	44,260,423
Net equalization credits and charges	156,245	(731,266)	(104,721)	(154,686)
Distributions to shareholders	(9,020,797)	(35,007,034)	(1,492,015)	(1,511,172)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,243,279,865	4,077,716,633	191,244,781	463,370,734
Cost of shares redeemed	(1,331,984,303)	(4,504,534,170)	(146,149,267)	(458,392,269)
Net income equalization	(156,245)	731,266	104,721	154,686
Net increase (decrease) in net assets from beneficial interest transactions	(88,860,683)	(426,086,271)	45,200,235	5,133,151
Net increase (decrease) in net assets during the period	200,501,519	(194,850,719)	52,258,982	47,727,716
Net assets at beginning of period	1,803,607,013	1,998,457,732	278,570,725	230,843,009
NET ASSETS AT END OF PERIOD	$ 2,004,108,532	$ 1,803,607,013	$ 330,829,707	$ 278,570,725
SHARES OF BENEFICIAL INTEREST:
Shares sold	23,400,000	81,350,000	2,050,000	6,150,000
Shares redeemed	(25,400,000)	(91,850,000)	(1,700,000)	(6,450,000)
Net increase (decrease) from share transactions	(2,000,000)	(10,500,000)	350,000	(300,000)
See accompanying notes to financial statements.
100

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 1,585,137	$ 2,762,818	$ 2,808,209	$ 7,627,701	$ 2,127,413	$ 4,817,956
(1,267,818)	(14,866,395)	41,849,583	(27,536,682)	(15,946,395)	86,177,966
5,857,142	7,097,397	18,759,595	62,695,918	27,721,223	331,180,540
6,174,461	(5,006,180)	63,417,387	42,786,937	13,902,241	422,176,462
25,435	(142,052)	1,867,403	(2,121,138)	(38,870)	130,977
(1,492,550)	(2,854,739)	(3,281,713)	(7,303,919)	(2,308,624)	(5,146,972)

41,613,162	210,368,702	3,984,890,221	7,321,895,508	67,684,774	853,209,738
(45,272,558)	(186,870,501)	(4,157,863,997)	(7,257,393,421)	(177,149,121)	(616,115,879)
(25,435)	142,052	(1,867,403)	2,121,138	38,870	(130,977)
(3,684,831)	23,640,253	(174,841,179)	66,623,225	(109,425,477)	236,962,882
1,022,515	15,637,282	(112,838,102)	99,985,105	(97,870,730)	654,123,349
221,565,849	205,928,567	478,169,314	378,184,209	1,587,624,056	933,500,707
$222,588,364	$ 221,565,849	$ 365,331,212	$ 478,169,314	$1,489,753,326	$1,587,624,056

1,050,000	4,950,000	62,900,000	115,550,000	325,000	4,300,000
(1,100,000)	(4,450,000)	(65,350,000)	(114,550,000)	(875,000)	(3,275,000)
(50,000)	500,000	(2,450,000)	1,000,000	(550,000)	1,025,000
101

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (8,061)	$ 507,893	$ 317,116	$ 482,114
Net realized gain (loss)	10,011,732	(66,434,554)	(1,819,728)	(6,877,729)
Net change in unrealized appreciation/depreciation	31,199,559	109,151,249	2,933,741	5,239,832
Net increase (decrease) in net assets resulting from operations	41,203,230	43,224,588	1,431,129	(1,155,783)
Net equalization credits and charges	(10,543)	6,689	2,213	(16,815)
Distributions to shareholders	(85,464)	(525,743)	(223,721)	(431,082)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	116,385,650	97,711,281	9,478,762	34,014,221
Cost of shares redeemed	(97,733,940)	(43,814,300)	(10,781,390)	(24,774,551)
Net income equalization	10,543	(6,689)	(2,213)	16,815
Net increase (decrease) in net assets from beneficial interest transactions	18,662,253	53,890,292	(1,304,841)	9,256,485
Net increase (decrease) in net assets during the period	59,769,476	96,595,826	(95,220)	7,652,805
Net assets at beginning of period	306,432,653	209,836,827	62,109,098	54,456,293
NET ASSETS AT END OF PERIOD	$366,202,129	$306,432,653	$ 62,013,878	$ 62,109,098
SHARES OF BENEFICIAL INTEREST:
Shares sold	870,000	790,000	125,000	400,000
Shares redeemed	(740,000)	(380,000)	(150,000)	(300,000)
Net increase (decrease) from share transactions	130,000	410,000	(25,000)	100,000
See accompanying notes to financial statements.
102

SPDR S&P Transportation ETF		SPDR MSCI USA Gender Diversity ETF		SPDR ICE Preferred Securities ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 1,125,576	$ 3,674,654	$ 1,649,061	$ 3,241,069	$ 25,617,268	$ 57,544,792
(8,488,272)	(75,294,115)	7,226,369	(38,704,819)	(28,827,455)	(89,201,817)
3,674,015	141,836,578	9,062,968	68,411,924	33,026,634	22,801,678
(3,688,681)	70,217,117	17,938,398	32,948,174	29,816,447	(8,855,347)
121,666	248,118	(27,777)	(52,066)	780,175	1,395,822
(842,604)	(2,832,051)	(1,479,056)	(3,314,352)	(32,022,000)	(62,968,434)

17,658,475	71,287,606	45,030,823	138,927,528	27,292,632	161,593,803
(58,832,074)	(396,375,435)	(52,016,866)	(162,323,316)	(75,822,708)	(264,993,016)
(121,666)	(248,118)	27,777	52,066	(780,175)	(1,395,822)
(41,295,265)	(325,335,947)	(6,958,266)	(23,343,722)	(49,310,251)	(104,795,035)
(45,704,884)	(257,702,763)	9,473,299	6,238,034	(50,735,629)	(175,222,994)
246,090,625	503,793,388	209,102,900	202,864,866	874,608,753	1,049,831,747
$200,385,741	$ 246,090,625	$218,576,199	$ 209,102,900	$823,873,124	$ 874,608,753

210,000	960,000	500,000	1,700,000	850,000	4,600,000
(750,000)	(5,450,000)	(575,000)	(2,000,000)	(2,350,000)	(7,800,000)
(540,000)	(4,490,000)	(75,000)	(300,000)	(1,500,000)	(3,200,000)
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$131.97	$ 107.82	$ 226.17	$ 145.30	$ 105.68	$ 95.29
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.12)	0.06	(0.52)	(0.59)	(0.23)	0.08
Net realized and unrealized gain (loss) (b)	13.98	23.34	(118.26)	81.84	40.41	11.66
Total from investment operations	13.86	23.40	(118.78)	81.25	40.18	11.74
Net equalization credits and charges (a)	0.26	0.72	0.49	(0.25)	(0.40)	(0.11)
Contribution from affiliate (Note 4)	—	0.09	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.10)	(0.06)	(0.06)	(0.13)	(0.16)	(0.10)
Net realized gains	—	—	—	—	—	(1.14)
Total distributions	(0.10)	(0.06)	(0.06)	(0.13)	(0.16)	(1.24)
Net asset value, end of period	$145.99	$ 131.97	$ 107.82	$ 226.17	$ 145.30	$105.68
Total return (c)	10.71%	22.46%(d)	(52.30)%	55.75%	37.68%	12.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,355	$101,615	$126,151	$364,139	$148,207	$73,978
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.18)%(e)	0.06%	(0.28)%	(0.29)%	(0.20)%	0.08%
Portfolio turnover rate (f)	39%(g)	68%	53%	38%	35%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have been 22.38%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind security transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 112.45	$ 95.97	$ 110.51	$ 78.00	$ 85.13	$ 82.43
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	3.24	3.32	2.22	2.07	2.15
Net realized and unrealized gain (loss) (b)	6.92	16.17	(14.31)	32.59	(7.10)	2.67
Total from investment operations	8.05	19.41	(10.99)	34.81	(5.03)	4.82
Net equalization credits and charges (a)	0.00(c)	0.06	(0.02)	(0.03)	(0.01)	(0.02)
Contribution from affiliate	—	—	—	—	—	0.02
Other capital (a)	0.00(c)	0.00(c)	0.02	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.38)	(2.99)	(3.55)	(2.27)	(2.09)	(2.12)
Net asset value, end of period	$ 119.12	$ 112.45	$ 95.97	$ 110.51	$ 78.00	$ 85.13
Total return (d)	7.21%	20.64%	(10.22)%	44.96%	(5.97)%	5.94%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$181,709	$151,855	$96,010	$96,750	$78,033	$91,550
Ratios to average net assets:
Total expenses	0.51%(f)	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.99%(f)	3.15%	3.01%	2.33%	2.53%	2.60%
Portfolio turnover rate (g)	12%(h)	7%	12%	11%	8%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 122.97	$ 108.01	$ 119.37	$ 88.43	$ 86.19	$ 77.65
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	1.93	1.73	1.76	1.79	1.67
Net realized and unrealized gain (loss) (b)	9.30	14.97	(11.41)	30.99	1.88	7.99
Total from investment operations	10.43	16.90	(9.68)	32.75	3.67	9.66
Net equalization credits and charges (a)	0.01	0.02	(0.00)(c)	(0.03)	0.34	0.52
Contribution from affiliate	—	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(1.21)	(1.96)	(1.68)	(1.78)	(1.77)	(1.64)
Net asset value, end of period	$ 132.20	$ 122.97	$ 108.01	$ 119.37	$ 88.43	$ 86.19
Total return (d)	8.49%	15.82%	(8.28)%	37.20%	4.53%(e)	13.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,102,522	$981,331	$814,388	$954,973	$771,956	$348,228
Ratios to average net assets:
Total expenses	0.15%(f)	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.80%(f)	1.71%	1.42%	1.69%	2.02%	2.04%
Portfolio turnover rate (g)	6%(h)	20%	16%	18%	21%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 139.47	$ 103.04	$ 158.99	$ 99.49	$ 72.66	$ 93.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.70	0.67	0.47	0.49	0.56
Net realized and unrealized gain (loss) (b)	24.70	36.39	(55.91)	59.47	26.90	(3.48)
Total from investment operations	24.98	37.09	(55.24)	59.94	27.39	(2.92)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.02)	(0.01)	(0.02)	(0.07)
Contribution from affiliate (Note 4)	—	0.05	—	—	—	—
Other capital	—	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.27)	(0.71)	(0.69)	(0.43)	(0.54)	(0.58)
Net realized gains	—	—	—	—	—	(17.06)
Total distributions	(0.27)	(0.71)	(0.69)	(0.43)	(0.54)	(17.64)
Net asset value, end of period	$ 164.18	$ 139.47	$ 103.04	$ 158.99	$ 99.49	$ 72.66
Total return (d)	17.93%	36.24%(e)	(34.86)%	60.30%	37.85%	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$658,373	$525,798	$383,841	$711,479	$402,953	$428,680
Ratios to average net assets:
Total expenses	0.35%(f)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.39%(f)	0.63%	0.45%	0.35%	0.62%	0.68%
Portfolio turnover rate (g)	9%(h)	15%	17%	30%	20%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023 the total return would have remained 36.19%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/23(a) (Unaudited)	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 36.18	$ 30.74	$ 35.34	$ 25.46	$ 23.83	$ 21.85
Income (loss) from investment operations:
Net investment income (loss) (b)	0.25	0.45	0.42	0.40	0.43	0.39
Net realized and unrealized gain (loss) (c)	2.69	5.91	(4.62)	9.86	1.61	1.99
Total from investment operations	2.94	6.36	(4.20)	10.26	2.04	2.38
Net equalization credits and charges (b)	0.00(d)	(0.00)(d)	0.01	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.24)	(0.92)	(0.41)	(0.40)	(0.43)	(0.41)
Net asset value, end of period	$ 38.88	$ 36.18	$ 30.74	$ 35.34	$ 25.46	$ 23.83
Total return (e)	8.18%	19.37%	(12.01)%	40.59%	8.770%	11.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,473,211	$1,385,936	$1,161,919	$1,154,523	$567,579	$365,271
Ratios to average net assets:
Total expenses	0.20%(f)	0.21%	0.20%	0.23%	0.25%	0.25%
Net expenses	0.20%(f)	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.38%(f)	1.40%	1.16%	1.28%	1.73%	1.74%
Portfolio turnover rate (g)	2%(h)	2%	2%	4%	4%	6%
(a)	Effective on January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 11)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 84.81	$ 72.95	$ 94.02	$ 56.15	$ 55.47	$ 57.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.95	1.63	1.78	1.62	1.11	0.97
Net realized and unrealized gain (loss) (b)	17.35	11.99	(21.28)	38.10	1.09	(1.91)
Total from investment operations	18.30	13.62	(19.50)	39.72	2.20	(0.94)
Net equalization credits and charges (a)	(0.12)	0.01	0.30	(0.17)	(0.10)	(0.22)
Distributions to shareholders from:
Net investment income	(1.00)	(1.77)	(1.86)	(1.68)	(1.42)	(1.29)
Net asset value, end of period	$ 101.99	$ 84.81	$ 72.95	$ 94.02	$ 56.15	$ 55.47
Total return (c)	21.52%	18.89%	(20.82)%	71.24%	3.93%	(1.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$272,811	$137,809	$89,360	$117,528	$22,459	$38,829
Ratios to average net assets:
Total expenses	0.35%(d)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.14%(d)	2.00%	1.86%	2.06%	1.99%	1.75%
Portfolio turnover rate (e)	13%(f)	44%	26%	37%	20%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 98.29	$ 84.92	$ 129.05	$ 89.25	$ 81.87	$ 78.23
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	(0.01)	(0.04)	(0.13)	(0.05)	0.11
Net realized and unrealized gain (loss) (c)	(13.92)	13.48	(44.14)	39.93	7.42	3.64
Total from investment operations	(13.92)	13.47	(44.18)	39.80	7.37	3.75
Net equalization credits and charges (a)	0.09	(0.08)	0.07	(0.00)(b)	0.01	0.00(b)
Distributions to shareholders from:
Net investment income	(0.03)	(0.02)	(0.02)	—	(0.00)(b)	(0.11)
Net asset value, end of period	$ 84.43	$ 98.29	$ 84.92	$ 129.05	$ 89.25	$ 81.87
Total return (d)	(14.07)%	15.76%	(34.18)%	44.60%	9.02%	4.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$350,391	$592,171	$384,281	$809,806	$513,171	$609,918
Ratios to average net assets:
Total expenses	0.35%(e)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.00%(e)(f)	(0.01)%	(0.04)%	(0.12)%	(0.06)%	0.13%
Portfolio turnover rate (g)	18%(h)	49%	42%	39%	25%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 93.70	$ 82.29	$ 114.37	$ 68.05	$ 66.59	$ 69.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.18	0.16	0.22	0.22	0.23
Net realized and unrealized gain (loss) (b)	(4.74)	11.41	(32.08)	46.50	2.83	(2.71)
Total from investment operations	(4.62)	11.59	(31.92)	46.72	3.05	(2.48)
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.03	(0.19)	0.15	0.00(c)
Distributions to shareholders from:
Net investment income	(0.12)	(0.18)	(0.19)	(0.21)	(1.74)	(0.22)
Net asset value, end of period	$ 88.96	$ 93.70	$ 82.29	$ 114.37	$ 68.05	$ 66.59
Total return (d)	(4.93)%	14.11%	(27.91)%	68.43%	4.68%	(3.59)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,965	$109,630	$89,695	$213,867	$83,699	$90,561
Ratios to average net assets:
Total expenses	0.35%(e)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.27%(e)	0.20%	0.16%	0.24%	0.33%	0.33%
Portfolio turnover rate (f)	16%(g)	51%	44%	38%	25%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 40.87	$ 37.84	$ 38.56	$ 27.34	$ 34.01	$ 29.81
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.74	0.73	0.67	0.61	0.55
Net realized and unrealized gain (loss) (b)	4.30	3.12	(0.67)	11.16	(6.65)	4.19
Total from investment operations	4.68	3.86	0.06	11.83	(6.04)	4.74
Net equalization credits and charges (a)	0.02	(0.10)	(0.04)	0.10	(0.02)	0.02
Distributions to shareholders from:
Net investment income	(0.38)	(0.73)	(0.74)	(0.71)	(0.61)	(0.56)
Net asset value, end of period	$ 45.19	$ 40.87	$ 37.84	$ 38.56	$ 27.34	$ 34.01
Total return (c)	11.53%	10.01%	(0.01)%	44.04%	(17.99)%	16.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$691,402	$482,212	$543,072	$690,253	$564,510	$1,066,343
Ratios to average net assets:
Total expenses	0.35%(d)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.75%(d)	1.86%	1.84%	2.04%	1.87%	1.77%
Portfolio turnover rate (e)	8%(f)	23%	26%	24%	19%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 77.88	$ 75.03	$ 183.03	$101.51	$ 89.16	$ 87.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	(0.10)	0.07	0.43	0.41	0.36
Net realized and unrealized gain (loss) (b)	10.08	2.93	(108.03)	81.71	12.39	2.84
Total from investment operations	10.12	2.83	(107.96)	82.14	12.80	3.20
Net equalization credits and charges (a)	0.02	0.02	0.05	(0.03)	(0.01)	(0.03)
Distributions to shareholders from:
Net investment income	—	—	(0.09)	(0.59)	(0.44)	(0.37)
Net realized gains	—	—	—	—	—	(1.27)
Total distributions	—	—	(0.09)	(0.59)	(0.44)	(1.64)
Net asset value, end of period	$ 88.02	$ 77.88	$ 75.03	$183.03	$101.51	$ 89.16
Total return (c)	12.90%	3.80%	(58.98)%	81.12%	14.46%	3.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,766	$23,364	$ 26,261	$71,380	$24,363	$34,772
Ratios to average net assets:
Total expenses	0.35%(d)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.11%(d)	(0.14)%	0.05%	0.28%	0.49%	0.41%
Portfolio turnover rate (e)	8%(f)	72%	54%	52%	57%	85%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 50.81	$ 43.44	$ 43.03	$ 21.21	$ 28.38	$ 35.52
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.85	0.44	0.34	0.39	0.59
Net realized and unrealized gain (loss) (b)	9.00	7.42	0.41	21.77	(7.21)	(7.11)
Total from investment operations	9.27	8.27	0.85	22.11	(6.82)	(6.52)
Net equalization credits and charges (a)	0.00(c)	(0.02)	(0.02)	0.03	0.04	0.04
Distributions to shareholders from:
Net investment income	(0.26)	(0.88)	(0.42)	(0.32)	(0.39)	(0.66)
Net asset value, end of period	$ 59.82	$ 50.81	$ 43.44	$ 43.03	$ 21.21	$ 28.38
Total return (d)	18.33%	19.09%	1.87%	104.87%	(23.98)%	(18.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,004,109	$1,803,607	$1,998,458	$2,056,695	$395,524	$534,979
Ratios to average net assets:
Total expenses	0.35%(e)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.01%(e)	1.69%	0.90%	0.96%	1.58%	1.90%
Portfolio turnover rate (f)	23%(g)	33%	38%	44%	41%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 78.14	$ 59.74	$ 61.95	$ 33.13	$ 96.20	$ 169.70
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	0.30	0.14	0.27	1.15	0.90
Net realized and unrealized gain (loss) (c)	6.38	18.50	(2.11)	29.51	(63.13)	(73.50)
Total from investment operations	6.73	18.80	(1.97)	29.78	(61.98)	(72.60)
Net equalization credits and charges (b)	(0.02)	(0.04)	0.01	(0.04)	0.07	(0.00)(d)
Other capital	—	—	—	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.35)	(0.36)	(0.25)	(0.92)	(1.16)	(0.90)
Net asset value, end of period	$ 84.50	$ 78.14	$ 59.74	$ 61.95	$ 33.13	$ 96.20
Total return (e)	8.57%	31.51%	(3.18)%	90.54%	(64.70)%	(42.79)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$330,830	$278,571	$230,843	$183,691	$96,561	$186,698
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.78%(f)	0.41%	0.22%	0.59%	1.99%	0.73%
Portfolio turnover rate (g)	29%(h)	32%	38%	64%	51%	34%
(a)	On March 30, 2020, SPDR S&P Oil & Gas Equipment & Services ETF underwent 1-for-10 reverse stock split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 41.03	$ 42.02	$ 51.75	$ 43.09	$ 39.76	$ 42.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.53	0.56	0.25	0.27	0.24
Net realized and unrealized gain (loss) (b)	0.54	(0.93)	(9.65)	8.67	3.37	(3.17)
Total from investment operations	0.85	(0.40)	(9.09)	8.92	3.64	(2.93)
Net equalization credits and charges (a)	0.01	(0.03)	(0.01)	0.00(c)	(0.02)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.29)	(0.56)	(0.63)	(0.26)	(0.29)	(0.30)
Net asset value, end of period	$ 41.60	$ 41.03	$ 42.02	$ 51.75	$ 43.09	$ 39.76
Total return (d)	2.14%	(1.01)%	(17.67)%	20.76%	9.18%	(6.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$222,588	$221,566	$205,929	$271,717	$243,443	$212,716
Ratios to average net assets:
Total expenses	0.35%(e)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.55%(e)	1.27%	1.21%	0.52%	0.67%	0.57%
Portfolio turnover rate (f)	27%(g)	53%	60%	53%	31%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 63.75	$ 58.18	$ 97.19	$ 42.87	$ 42.42	$ 48.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	1.24	0.99	0.68	0.68	0.69
Net realized and unrealized gain (loss) (b)	8.34	6.07	(37.92)	54.27	0.42	(6.18)
Total from investment operations	8.79	7.31	(36.93)	54.95	1.10	(5.49)
Net equalization credits and charges (a)	0.30	(0.34)	(0.55)	0.02	0.01	(0.00)(c)
Contribution from affiliate	—	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.50)	(1.40)	(1.53)	(0.66)	(0.66)	(0.66)
Net asset value, end of period	$ 72.34	$ 63.75	$ 58.18	$ 97.19	$ 42.87	$ 42.42
Total return (d)	14.30%	12.17%	(39.02)%	128.92%(e)	2.74%	(11.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$365,331	$478,169	$378,184	$1,054,575	$265,787	$263,038
Ratios to average net assets:
Total expenses	0.35%(f)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.40%(f)	1.96%	1.13%	0.97%	1.68%	1.47%
Portfolio turnover rate (g)	18%(h)	40%	39%	62%	43%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 221.27	$ 151.79	$ 192.29	$ 112.00	$ 84.40	$ 72.31
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.73	0.53	0.28	0.54	0.66
Net realized and unrealized gain (loss) (b)	3.64	69.51	(40.57)	80.28	27.60	12.18
Total from investment operations	3.94	70.24	(40.04)	80.56	28.14	12.84
Net equalization credits and charges (a)	(0.01)	0.02	0.01	0.00(c)	(0.00)(c)	(0.03)
Distributions to shareholders from:
Net investment income	(0.33)	(0.78)	(0.47)	(0.27)	(0.54)	(0.72)
Net asset value, end of period	$ 224.87	$ 221.27	$ 151.79	$ 192.29	$ 112.00	$ 84.40
Total return (d)	1.79%	46.40%	(20.86)%	71.99%	33.43%	17.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,489,753	$1,587,624	$933,501	$995,093	$498,412	$291,186
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.29%(e)	0.40%	0.26%	0.17%	0.55%	0.88%
Portfolio turnover rate (f)	13%(g)	31%	36%	32%	21%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 133.23	$ 111.02	$ 171.45	$ 111.44	$ 96.24	$ 80.89
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.27	0.28	(0.00)(b)	0.37	0.19
Net realized and unrealized gain (loss) (c)	17.51	22.20	(60.49)	60.08	15.25	15.40
Total from investment operations	17.51	22.47	(60.21)	60.08	15.62	15.59
Net equalization credits and charges (a)	(0.00)(b)	0.00(b)	(0.04)	(0.01)	(0.01)	(0.02)
Contribution from affiliate	—	—	0.04	—	—	—
Other capital	—	—	0.00(b)	—	—	—
Distributions to shareholders from:
Net investment income	(0.04)	(0.26)	(0.22)	(0.06)	(0.41)	(0.22)
Net asset value, end of period	$ 150.70	$ 133.23	$ 111.02	$ 171.45	$ 111.44	$ 96.24
Total return (d)	13.14%	20.27%	(35.16)%(e)	53.91%	16.34%	19.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$366,202	$306,433	$209,837	$526,365	$241,825	$249,261
Ratios to average net assets:
Total expenses	0.35%(f)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.01)%(f)	0.23%	0.17%	0.00%(g)	0.38%	0.21%
Portfolio turnover rate (h)	19%(i)	63%	46%	40%	31%	47%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have been (35.18)%.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 77.64	$ 77.79	$102.27	$ 69.77	$ 67.70	$ 72.20
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.61	1.20	0.82	0.53	0.80
Net realized and unrealized gain (loss) (b)	2.25	(0.19)	(24.35)	32.25	2.15	(4.43)
Total from investment operations	2.66	0.42	(23.15)	33.07	2.68	(3.63)
Net equalization credits and charges (a)	0.00(c)	(0.02)	(0.02)	0.24	(0.02)	(0.09)
Distributions to shareholders from:
Net investment income	(0.28)	(0.55)	(1.31)	(0.81)	(0.59)	(0.78)
Net asset value, end of period	$ 80.02	$ 77.64	$ 77.79	$102.27	$ 69.77	$ 67.70
Total return (d)	3.46%	0.52%	(22.87)%	48.00%	3.98%	(5.17)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$62,014	$62,109	$54,456	$84,375	$48,842	$57,545
Ratios to average net assets:
Total expenses	0.35%(e)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.13%(e)	0.75%	1.28%	0.94%	0.78%	1.12%
Portfolio turnover rate (f)	24%(g)	40%	41%	61%	44%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 83.70	$ 67.81	$ 84.92	$ 52.86	$ 61.22	$ 63.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.75	0.42	1.02	0.57	0.67
Net realized and unrealized gain (loss) (b)	(0.34)	15.69	(16.89)	31.84	(8.36)	(1.82)
Total from investment operations	0.07	16.44	(16.47)	32.86	(7.79)	(1.15)
Net equalization credits and charges (a)	0.04	0.05	(0.02)	0.20	0.01	(0.01)
Distributions to shareholders from:
Net investment income	(0.32)	(0.60)	(0.62)	(1.00)	(0.58)	(0.71)
Net asset value, end of period	$ 83.49	$ 83.70	$ 67.81	$ 84.92	$ 52.86	$ 61.22
Total return (c)	0.16%	24.53%	(19.57)%	62.69%	(12.74)%	(1.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$200,386	$246,091	$503,793	$572,388	$179,722	$148,155
Ratios to average net assets:
Total expenses	0.35%(d)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.03%(d)	1.04%	0.49%	1.35%	0.99%	1.09%
Portfolio turnover rate (e)	17%(f)	29%	37%	26%	29%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Gender Diversity ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 88.04	$ 75.84	$ 101.54	$ 71.03	$ 73.74	$ 72.20
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	1.27	1.06	0.97	1.29	1.48
Net realized and unrealized gain (loss) (b)	6.93	12.27	(25.75)	30.50	(2.51)	4.78
Total from investment operations	7.64	13.54	(24.69)	31.47	(1.22)	6.26
Net equalization credits and charges (a)	(0.01)	(0.02)	(0.00)(c)	0.06	(0.09)	0.03
Distributions to shareholders from:
Net investment income	(0.64)	(1.32)	(1.01)	(1.02)	(1.40)	(1.74)
Net realized gains	—	—	—	—	—	(3.01)
Total distributions	(0.64)	(1.32)	(1.01)	(1.02)	(1.40)	(4.75)
Net asset value, end of period	$ 95.03	$ 88.04	$ 75.84	$ 101.54	$ 71.03	$ 73.74
Total return (d)	8.71%	18.02%	(24.47)%	44.60%	(1.71)%	9.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$218,576	$209,103	$202,865	$243,685	$120,743	$283,882
Ratios to average net assets:
Total expenses	0.20%(e)	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.58%(e)	1.57%	1.11%	1.10%	1.77%	2.06%
Portfolio turnover rate (f)	30%(g)	135%	43%	22%	69%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
122

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE Preferred Securities ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 33.51	$ 35.83	$ 44.19	$ 41.54	$ 43.11	$ 43.29
Income (loss) from investment operations:
Net investment income (loss) (a)	1.01	1.97	1.97	2.12	2.31	2.41
Net realized and unrealized gain (loss) (b)	0.20	(2.19)	(8.21)	2.80	(1.53)	(0.02)
Total from investment operations	1.21	(0.22)	(6.24)	4.92	0.78	2.39
Net equalization credits and charges (a)	0.03	0.05	0.04	(0.03)	(0.03)	(0.01)
Contribution from affiliate	—	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(1.26)	(2.15)	(2.16)	(2.24)	(2.32)	(2.56)
Net asset value, end of period	$ 33.49	$ 33.51	$ 35.83	$ 44.19	$ 41.54	$ 43.11
Total return (d)	3.86%	(0.50)%	(14.52)%	12.01%	1.67%	5.86%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$823,873	$874,609	$1,049,832	$1,486,995	$1,121,515	$829,813
Ratios to average net assets:
Total expenses	0.45%(f)	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	6.15%(f)	5.68%	4.82%	4.89%	5.39%	5.72%
Portfolio turnover rate (g)	11%(h)	19%	28%	45%	36%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
123

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF
SPDR ICE Preferred Securities ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
124

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of
125

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which paid semi-annually and SPDR ICE Preferred Securities ETF which paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
126

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2023, the SPDR Global Dow ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF and SPDR MSCI USA Gender Diversity ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$39,799	$—	$39,799
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	96,232	—	96,232
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	8,929	—	8,929
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$63,905	$—	$63,905
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	93,665	—	93,665
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	32,209	—	32,209
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$15,484	$—	$15,484
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	21,845	—	21,845
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	1,980	—	1,980
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
127

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR MSCI USA Gender Diversity ETF	0.20
SPDR ICE Preferred Securities ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2024. The waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
128

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023, are disclosed in the Funds' Schedules of Investments.
During the fiscal year ended June 30, 2023, the Adviser made a contribution of $85,506 to the SPDR FactSet Innovative Technology ETF related to a trade processing matter.
During the fiscal year ended June 30, 2023, State Street made a contribution of $197,806 to the SPDR NYSE Technology ETF related to a trade processing matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2023, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$ 37,011,040	$ 37,101,892
SPDR Global Dow ETF	20,778,303	20,314,376
SPDR MSCI USA StrategicFactorsSM ETF	73,026,507	58,860,700
SPDR NYSE Technology ETF	53,106,560	52,955,783
SPDR S&P 500 Fossil Fuel Reserves Free ETF	24,712,811	21,548,608
SPDR S&P Capital Markets ETF	30,094,954	30,498,523
SPDR S&P Health Care Equipment ETF	77,566,834	77,920,877
SPDR S&P Health Care Services ETF	15,691,845	15,627,861
SPDR S&P Insurance ETF	50,142,574	50,558,146
SPDR S&P Internet ETF	1,468,634	25,213,154
SPDR S&P Metals & Mining ETF	417,448,317	415,147,468
SPDR S&P Oil & Gas Equipment & Services ETF	88,868,851	88,809,302
SPDR S&P Pharmaceuticals ETF	57,084,887	57,146,115
SPDR S&P Retail ETF	73,953,734	75,311,578
SPDR S&P Semiconductor ETF	193,717,302	194,340,164
SPDR S&P Software & Services ETF	65,444,444	61,439,623
129

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

	Purchases	Sales
SPDR S&P Telecom ETF	$ 13,515,667	$ 13,417,063
SPDR S&P Transportation ETF	36,483,434	36,260,604
SPDR MSCI USA Gender Diversity ETF	64,129,657	62,862,160
SPDR ICE Preferred Securities ETF	87,011,729	88,643,788
For the period ended December 31, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 3,924,503	$ 18,415,524	$ 2,416,366
SPDR Global Dow ETF	18,665,509	—	—
SPDR MSCI USA StrategicFactorsSM ETF	148,609,501	114,586,864	39,975,974
SPDR NYSE Technology ETF	131,585,104	96,163,170	53,124,326
SPDR S&P 500 Fossil Fuel Reserves Free ETF	58,408,436	74,450,899	26,306,850
SPDR S&P Capital Markets ETF	202,840,468	110,600,159	9,152,738
SPDR S&P Health Care Equipment ETF	58,830,479	204,626,304	10,136,064
SPDR S&P Health Care Services ETF	24,531,209	30,540,604	3,196,067
SPDR S&P Insurance ETF	1,173,654,245	1,015,857,395	41,801,841
SPDR S&P Internet ETF	—	2,292,609	449,980
SPDR S&P Metals & Mining ETF	979,728,831	1,069,039,214	105,248,270
SPDR S&P Oil & Gas Equipment & Services ETF	172,937,092	127,835,889	17,189,891
SPDR S&P Pharmaceuticals ETF	41,604,026	45,273,478	5,097,473
SPDR S&P Retail ETF	3,099,132,316	3,271,523,274	63,586,042
SPDR S&P Semiconductor ETF	67,686,516	177,157,280	30,214,438
SPDR S&P Software & Services ETF	115,884,312	97,533,172	20,776,391
SPDR S&P Telecom ETF	10,780,767	9,480,207	885,001
SPDR S&P Transportation ETF	17,659,111	58,838,689	882,300
SPDR MSCI USA Gender Diversity ETF	45,028,702	53,000,195	10,769,154
SPDR ICE Preferred Securities ETF	27,279,501	75,817,327	(5,640,363)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
130

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2023, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 111,716,002	$ 11,958,665	$ 22,985,189	$ (11,026,524)
SPDR Global Dow ETF	151,617,606	40,155,796	6,893,277	33,262,519
SPDR MSCI USA StrategicFactorsSM ETF	941,114,835	198,516,904	36,241,693	162,275,211
SPDR NYSE Technology ETF	512,957,658	159,676,004	14,476,613	145,199,391
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,233,543,545	301,608,129	61,669,099	239,939,030
SPDR S&P Capital Markets ETF	257,874,839	29,084,876	5,133,663	23,951,213
SPDR S&P Health Care Equipment ETF	417,697,125	16,724,207	83,081,806	(66,357,599)
SPDR S&P Health Care Services ETF	106,190,434	6,581,382	13,832,607	(7,251,225)
SPDR S&P Insurance ETF	717,926,427	10,868,949	37,782,077	(26,913,128)
SPDR S&P Internet ETF	23,942,600	4	192,149	(192,145)
SPDR S&P Metals & Mining ETF	2,176,138,271	195,420,233	262,628,286	(67,208,053)
SPDR S&P Oil & Gas Equipment & Services ETF	355,048,093	20,818,008	44,657,975	(23,839,967)
SPDR S&P Pharmaceuticals ETF	247,591,262	19,905,574	33,309,026	(13,403,452)
SPDR S&P Retail ETF	428,254,333	3,804,584	42,253,309	(38,448,725)
SPDR S&P Semiconductor ETF	1,457,017,942	194,797,108	132,054,803	62,742,305
SPDR S&P Software & Services ETF	373,492,530	44,194,759	38,308,085	5,886,674
SPDR S&P Telecom ETF	72,040,702	5,422,454	12,675,773	(7,253,319)
SPDR S&P Transportation ETF	241,507,588	12,079,462	44,656,352	(32,576,890)
SPDR MSCI USA Gender Diversity ETF	187,943,961	33,197,230	2,675,482	30,521,748
SPDR ICE Preferred Securities ETF	985,155,697	3,909,376	138,616,620	(134,707,244)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment
131

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 7,638,170	$ 4,320,708	$ 3,752,376	$ 8,073,084
SPDR Global Dow ETF	4,421,523	4,137,944	512,573	4,650,517
SPDR MSCI USA StrategicFactorsSM ETF	1,878,272	1,816,035	121,970	1,938,005
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,378,134	1,429,414	—	1,429,414
SPDR S&P Capital Markets ETF	9,487,375	9,206,538	735,563	9,942,101
SPDR S&P Health Care Equipment ETF	11,508,088	997,380	10,901,159	11,898,539
SPDR S&P Health Care Services ETF	6,536,546	1,971,791	4,887,901	6,859,692
SPDR S&P Metals & Mining ETF	254,636,547	104,864,241	164,821,841	269,686,082
SPDR S&P Oil & Gas Equipment & Services ETF	1,023,338	350,933	715,451	1,066,384
SPDR S&P Pharmaceuticals ETF	27,572,696	11,763,927	16,799,995	28,563,922
SPDR S&P Retail ETF	51,660,244	25,183,877	28,719,101	53,902,978
SPDR S&P Semiconductor ETF	126,803,266	29,886,853	103,972,008	133,858,861
SPDR S&P Software & Services ETF	28,169,834	13,109,204	17,572,051	30,681,255
SPDR S&P Telecom ETF	15,775,314	2,768,639	13,733,627	16,502,266
SPDR S&P Transportation ETF	22,782,027	8,608,892	15,201,975	23,810,867
SPDR ICE Preferred Securities ETF	41,017,401	29,371,442	12,807,329	42,178,771
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2023:
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Factset Innovative Technology ETF	Common Stocks	$ 4,320,708	$—	$—	$—	$ 4,320,708	$ 4,320,708
SPDR Global Dow ETF	Common Stocks	4,137,944	—	—	—	4,137,944	4,137,944
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	1,816,035	—	—	—	1,816,035	1,816,035
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	1,429,414	—	—	—	1,429,414	1,429,414
SPDR S&P Capital Markets ETF	Common Stocks	9,206,538	—	—	—	9,206,538	9,206,538
SPDR S&P Health Care Equipment ETF	Common Stocks	997,380	—	—	—	997,380	997,380
SPDR S&P Health Care Services ETF	Common Stocks	1,971,791	—	—	—	1,971,791	1,971,791
SPDR S&P Metals & Mining ETF	Common Stocks	104,864,241	—	—	—	104,864,241	104,864,241
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	350,933	—	—	—	350,933	350,933
SPDR S&P Pharmaceuticals ETF	Common Stocks	11,763,927	—	—	—	11,763,927	11,763,927
SPDR S&P Retail ETF	Common Stocks	25,183,877	—	—	—	25,183,877	25,183,877
SPDR S&P Semiconductor ETF	Common Stocks	29,886,853	—	—	—	29,886,853	29,886,853
132

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Software & Services ETF	Common Stocks	$13,109,204	$—	$—	$—	$13,109,204	$13,109,204
SPDR S&P Telecom ETF	Common Stocks	2,768,639	—	—	—	2,768,639	2,768,639
SPDR S&P Transportation ETF	Common Stocks	8,608,892	—	—	—	8,608,892	8,608,892
SPDR ICE Preferred Securities ETF	Preferred Stocks	29,371,442	—	—	—	29,371,442	29,371,442
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to
133

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value. A reduction in liquidity of certain Fund holdings as a result of sanctions and related actions may cause a Fund to experience increased premiums or discounts to its NAV and/or wider bid-ask spreads. Additionally, if it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions, or if deemed appropriate by the Fund’s investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs.
11.    Stock Split
The Board authorized a 3-for-1 stock split for the SPDR S&P 500 Fossil Fuel Reserves Free ETF effective January 12, 2023, for the shareholders of record on January 9, 2023. The impact of the stock splits was to increase the number of shares outstanding by a factor of 3, while decreasing the NAV per share by a factor of 3, resulting in no effect to the net assets of the Fund.
The financial statements and financial highlights of the Fund have been adjusted to reflect the stock splits.
12.    Subsequent Events
The Board approved a Plan of Liquidation and Termination of Series with respect to the SPDR S&P Internet ETF, pursuant to which the Fund was liquidated and terminated on January 8, 2024.
134

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$1,107.10	$2.38	$1,022.90	$2.29
SPDR Global Dow ETF	0.51	1,072.10	2.66	1,022.60	2.59
SPDR MSCI USA StrategicFactorsSM ETF	0.15	1,084.90	0.79	1,024.40	0.76
SPDR NYSE Technology ETF	0.35	1,179.30	1.92	1,023.40	1.78
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	1,081.80	1.05	1,024.10	1.02
SPDR S&P Capital Markets ETF	0.35	1,215.20	1.95	1,023.40	1.78
SPDR S&P Health Care Equipment ETF	0.35	859.30	1.64	1,023.40	1.78
SPDR S&P Health Care Services ETF	0.35	950.70	1.72	1,023.40	1.78
SPDR S&P Insurance ETF	0.35	1,115.30	1.86	1,023.40	1.78
SPDR S&P Internet ETF	0.35	1,129.00	1.87	1,023.40	1.78
SPDR S&P Metals & Mining ETF	0.35	1,183.30	1.92	1,023.40	1.78
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,085.70	1.83	1,023.40	1.78
SPDR S&P Pharmaceuticals ETF	0.35	1,021.40	1.78	1,023.40	1.78
SPDR S&P Retail ETF	0.35	1,143.00	1.89	1,023.40	1.78
SPDR S&P Semiconductor ETF	0.35	1,017.90	1.78	1,023.40	1.78
SPDR S&P Software & Services ETF	0.35	1,131.40	1.88	1,023.40	1.78
SPDR S&P Telecom ETF	0.35	1,034.60	1.79	1,023.40	1.78
SPDR S&P Transportation ETF	0.35	1,001.60	1.76	1,023.40	1.78
SPDR MSCI USA Gender Diversity ETF	0.20	1,087.10	1.05	1,024.10	1.02
SPDR ICE Preferred Securities ETF	0.45	1,038.60	2.31	1,022.90	2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
135

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
136

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRLEGACYEQSAR

Semi-Annual Report
December 31, 2023
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P Sector Neutral Dividend ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Prologis, Inc. REIT	12.2%
Equinix, Inc. REIT	7.4
Public Storage REIT	4.9
Welltower, Inc. REIT	4.9
Simon Property Group, Inc. REIT	4.7
Realty Income Corp. REIT	4.3
Digital Realty Trust, Inc. REIT	4.2
Extra Space Storage, Inc. REIT	3.4
AvalonBay Communities, Inc. REIT	2.8
Equity Residential REIT	2.2
TOTAL	51.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Industrial REITs	17.8%
Retail REITs	17.4
Multi-Family Residential REITs	11.8
Data Center REITs	11.6
Health Care REITs	10.6
Self Storage REITs	9.7
Single-Family Residential REITs	6.4
Office REITs	6.3
Hotel & Resort REITs	4.0
Diversified REITs	2.6
Other Specialized REITs	0.6
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio S&P 400 Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Deckers Outdoor Corp.	0.7%
Reliance Steel & Aluminum Co.	0.6
Carlisle Cos., Inc.	0.6
GoDaddy, Inc. Class A	0.6
Graco, Inc.	0.6
Watsco, Inc.	0.6
RPM International, Inc.	0.6
Lennox International, Inc.	0.6
WP Carey, Inc. REIT	0.5
Manhattan Associates, Inc.	0.5
TOTAL	5.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	21.2%
Financials	16.1
Consumer Discretionary	15.8
Information Technology	9.7
Real Estate	8.0
Health Care	7.8
Materials	7.2
Energy	5.1
Consumer Staples	4.1
Utilities	3.2
Communication Services	1.7
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio S&P 500 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Apple, Inc.	7.0%
Microsoft Corp.	7.0
Amazon.com, Inc.	3.4
NVIDIA Corp.	3.0
Alphabet, Inc. Class A	2.1
Meta Platforms, Inc. Class A	2.0
Alphabet, Inc. Class C	1.8
Tesla, Inc.	1.7
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.2
TOTAL	30.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

		% of Net Assets
	Information Technology	28.8%
	Financials	12.9
	Health Care	12.6
	Consumer Discretionary	10.8
	Industrials	8.8
	Communication Services	8.6
	Consumer Staples	6.1
	Energy	3.9
	Real Estate	2.5
	Materials	2.4
	Utilities	2.3
	Short-Term Investments	0.3
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Apple, Inc.	13.2%
Microsoft Corp.	13.1
Amazon.com, Inc.	6.4
NVIDIA Corp.	5.7
Alphabet, Inc. Class A	3.9
Meta Platforms, Inc. Class A	3.7
Alphabet, Inc. Class C	3.3
Tesla, Inc.	3.2
Broadcom, Inc.	2.3
Eli Lilly & Co.	2.2
TOTAL	57.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

		% of Net Assets
	Information Technology	46.7%
	Consumer Discretionary	15.4
	Communication Services	12.1
	Health Care	7.1
	Industrials	6.5
	Financials	5.3
	Consumer Staples	2.8
	Energy	1.7
	Materials	1.4
	Real Estate	0.8
	Utilities	0.1
	Short-Term Investments	0.1
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Seagate Technology Holdings PLC	1.8%
NRG Energy, Inc.	1.7
Phillips 66	1.6
Amgen, Inc.	1.6
KeyCorp	1.5
Fifth Third Bancorp	1.5
Zions Bancorp NA	1.5
Packaging Corp. of America	1.5
International Business Machines Corp.	1.5
Simon Property Group, Inc. REIT	1.5
TOTAL	15.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	24.3%
Real Estate	21.8
Utilities	14.6
Materials	8.0
Energy	6.6
Health Care	6.5
Consumer Staples	5.8
Consumer Discretionary	4.3
Information Technology	3.3
Communication Services	2.8
Industrials	1.3
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	3.5%
JPMorgan Chase & Co.	2.6
Exxon Mobil Corp.	2.2
Johnson & Johnson	2.0
UnitedHealth Group, Inc.	1.6
Chevron Corp.	1.4
Bank of America Corp.	1.2
Walmart, Inc.	1.2
Home Depot, Inc.	1.2
Intel Corp.	1.1
TOTAL	18.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	21.7%
Health Care	18.9
Industrials	11.4
Consumer Staples	9.9
Information Technology	8.4
Energy	6.4
Consumer Discretionary	5.7
Utilities	4.9
Communication Services	4.5
Real Estate	4.4
Materials	3.6
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Cytokinetics, Inc.	0.7%
elf Beauty, Inc.	0.7
SPS Commerce, Inc.	0.6
Fabrinet	0.6
Applied Industrial Technologies, Inc.	0.6
Meritage Homes Corp.	0.5
Ensign Group, Inc.	0.5
ATI, Inc.	0.5
Mueller Industries, Inc.	0.5
SolarEdge Technologies, Inc.	0.5
TOTAL	5.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	18.5%
Industrials	17.4
Consumer Discretionary	14.8
Information Technology	12.1
Health Care	10.4
Real Estate	7.6
Materials	5.6
Consumer Staples	4.4
Energy	4.2
Communication Services	2.8
Utilities	2.0
Short-Term Investments	6.5
Liabilities in Excess of Other Assets	(6.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Apple, Inc.	6.4%
Microsoft Corp.	6.4
Amazon.com, Inc.	3.1
NVIDIA Corp.	2.8
Alphabet, Inc. Class A	1.9
Meta Platforms, Inc. Class A	1.8
Alphabet, Inc. Class C	1.6
Tesla, Inc.	1.6
Berkshire Hathaway, Inc. Class B	1.5
JPMorgan Chase & Co.	1.1
TOTAL	28.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	27.2%
Financials	13.3
Health Care	12.2
Consumer Discretionary	11.2
Industrials	9.7
Communication Services	8.0
Consumer Staples	6.0
Energy	3.9
Real Estate	2.9
Materials	2.8
Utilities	2.4
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Portfolio S&P Sector Neutral Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Broadcom, Inc.	6.9%
Home Depot, Inc.	4.5
Comcast Corp. Class A	3.9
JPMorgan Chase & Co.	3.6
Accenture PLC Class A	3.6
Cisco Systems, Inc.	3.3
Verizon Communications, Inc.	3.1
McDonald's Corp.	2.7
Texas Instruments, Inc.	2.6
QUALCOMM, Inc.	2.6
TOTAL	36.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	27.0%
Financials	14.6
Health Care	11.7
Consumer Discretionary	11.3
Industrials	9.4
Communication Services	7.7
Consumer Staples	6.0
Energy	4.0
Real Estate	2.9
Materials	2.8
Utilities	2.3
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Spirit AeroSystems Holdings, Inc. Class A	4.2%
Axon Enterprise, Inc.	4.2
L3Harris Technologies, Inc.	4.1
Boeing Co.	4.1
Textron, Inc.	4.0
Huntington Ingalls Industries, Inc.	4.0
RTX Corp.	3.9
Hexcel Corp.	3.9
Curtiss-Wright Corp.	3.9
General Dynamics Corp.	3.9
TOTAL	40.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Aerospace & Defense	99.8%
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Western Alliance Bancorp	1.8%
Zions Bancorp NA	1.8
Citizens Financial Group, Inc.	1.8
Comerica, Inc.	1.8
Regions Financial Corp.	1.8
Fifth Third Bancorp	1.8
PNC Financial Services Group, Inc.	1.8
Bank of America Corp.	1.7
KeyCorp	1.7
Truist Financial Corp.	1.7
TOTAL	17.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Banks	84.2%
Financial Services	15.6
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Cytokinetics, Inc.	2.8%
Karuna Therapeutics, Inc.	1.8
ACADIA Pharmaceuticals, Inc.	1.7
Biohaven Ltd.	1.5
Amicus Therapeutics, Inc.	1.5
Blueprint Medicines Corp.	1.4
Arrowhead Pharmaceuticals, Inc.	1.4
Bridgebio Pharma, Inc.	1.4
Moderna, Inc.	1.4
Ultragenyx Pharmaceutical, Inc.	1.4
TOTAL	16.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Biotechnology	99.7%
Pharmaceuticals	0.2
Health Care Providers & Services	0.0*
Short-Term Investments	9.0
Liabilities in Excess of Other Assets	(8.9)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
3M Co.	3.3%
Realty Income Corp. REIT	2.8
International Business Machines Corp.	2.4
Target Corp.	2.2
Southern Co.	1.9
Kenvue, Inc.	1.8
T Rowe Price Group, Inc.	1.8
AbbVie, Inc.	1.8
Medtronic PLC	1.7
Kimberly-Clark Corp.	1.6
TOTAL	21.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	22.3%
Consumer Staples	21.2
Financials	11.1
Utilities	10.7
Materials	10.3
Health Care	7.5
Real Estate	4.9
Consumer Discretionary	4.7
Information Technology	4.0
Energy	2.7
Communication Services	0.1
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Builders FirstSource, Inc.	4.2%
Toll Brothers, Inc.	4.1
Floor & Decor Holdings, Inc. Class A	4.1
DR Horton, Inc.	4.1
PulteGroup, Inc.	4.0
Lowe's Cos., Inc.	4.0
NVR, Inc.	4.0
Lennar Corp. Class A	4.0
Lennox International, Inc.	4.0
Home Depot, Inc.	4.0
TOTAL	40.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Building Products	46.8%
Homebuilding	33.9
Home Improvement Retail	12.1
Homefurnishing Retail	3.8
Home Furnishings	3.3
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
SM Energy Co.	2.6%
Antero Resources Corp.	2.6
Callon Petroleum Co.	2.6
PBF Energy, Inc. Class A	2.6
Hess Corp.	2.5
Phillips 66	2.5
Valero Energy Corp.	2.5
Occidental Petroleum Corp.	2.5
Southwestern Energy Co.	2.5
HF Sinclair Corp.	2.5
TOTAL	25.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Oil, Gas & Consumable Fuels	99.7%
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(4.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
Zions Bancorp NA	4.2%
Citizens Financial Group, Inc.	4.1
Regions Financial Corp.	4.1
Truist Financial Corp.	4.0
Western Alliance Bancorp	3.9
Huntington Bancshares, Inc.	3.9
New York Community Bancorp, Inc.	3.9
M&T Bank Corp.	3.8
First Horizon Corp.	3.6
East West Bancorp, Inc.	2.4
TOTAL	37.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Banks	99.5%
Software	0.2
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
DIVERSIFIED REITs — 2.6%
American Assets Trust, Inc. REIT	69,057	$ 1,554,473
Broadstone Net Lease, Inc. REIT	275,179	4,738,582
Empire State Realty Trust, Inc. Class A REIT (a)	197,936	1,918,000
Essential Properties Realty Trust, Inc. REIT	233,876	5,977,871
Global Net Lease, Inc. REIT	282,406	2,809,940
WP Carey, Inc. REIT	319,505	20,707,119
		37,705,985
HEALTH CARE REITs — 10.6%
CareTrust REIT, Inc.	178,255	3,989,347
Community Healthcare Trust, Inc. REIT	34,621	922,303
Diversified Healthcare Trust REIT (a)	321,367	1,201,913
Global Medical REIT, Inc.	87,529	971,572
Healthcare Realty Trust, Inc. REIT	551,655	9,505,016
Healthpeak Properties, Inc. REIT	798,779	15,815,824
Medical Properties Trust, Inc. REIT (a)	864,598	4,245,176
National Health Investors, Inc. REIT	63,746	3,560,214
Omega Healthcare Investors, Inc. REIT	357,505	10,961,103
Universal Health Realty Income Trust REIT	16,566	716,480
Ventas, Inc. REIT	593,552	29,582,632
Welltower, Inc. REIT	785,595	70,837,101
		152,308,681
HOTEL & RESORT REITs — 4.0%
Apple Hospitality REIT, Inc.	315,128	5,234,276
Chatham Lodging Trust REIT	69,628	746,412
DiamondRock Hospitality Co. REIT	314,125	2,949,634
Host Hotels & Resorts, Inc. REIT	1,037,885	20,207,621
Park Hotels & Resorts, Inc. REIT	311,020	4,758,606
Pebblebrook Hotel Trust REIT	178,846	2,857,959
RLJ Lodging Trust REIT	228,874	2,682,403
Ryman Hospitality Properties, Inc. REIT	87,853	9,669,101
Service Properties Trust REIT	235,695	2,012,835
Summit Hotel Properties, Inc. REIT	153,423	1,031,003
Sunstone Hotel Investors, Inc. REIT	305,133	3,274,077
Xenia Hotels & Resorts, Inc. REIT	156,404	2,130,223
		57,554,150
Security Description	Shares	Value
INDUSTRIAL REITs — 17.8%
Americold Realty Trust, Inc. REIT	393,086	$ 11,898,713
EastGroup Properties, Inc. REIT	69,602	12,774,751
First Industrial Realty Trust, Inc. REIT	197,125	10,382,574
Innovative Industrial Properties, Inc. REIT	41,194	4,153,179
LXP Industrial Trust REIT	426,450	4,230,384
Plymouth Industrial REIT, Inc.	56,449	1,358,728
Prologis, Inc. REIT	1,323,401	176,409,353
Rexford Industrial Realty, Inc. REIT	312,801	17,548,136
STAG Industrial, Inc. REIT	271,666	10,665,607
Terreno Realty Corp. REIT (a)	125,150	7,843,151
		257,264,576
OFFICE REITs — 6.3%
Alexandria Real Estate Equities, Inc. REIT	229,677	29,116,153
Boston Properties, Inc. REIT	211,355	14,830,780
Brandywine Realty Trust REIT	230,495	1,244,673
COPT Defense Properties REIT	166,312	4,262,577
Cousins Properties, Inc. REIT	222,857	5,426,568
Douglas Emmett, Inc. REIT	243,422	3,529,619
Easterly Government Properties, Inc. REIT (a)	131,803	1,771,432
Equity Commonwealth REIT	153,162	2,940,711
Highwoods Properties, Inc. REIT (a)	150,293	3,450,727
Hudson Pacific Properties, Inc. REIT (a)	180,652	1,681,870
JBG SMITH Properties REIT (a)	124,817	2,123,137
Kilroy Realty Corp. REIT	156,384	6,230,339
NET Lease Office Properties REIT	21,004	388,154
Office Properties Income Trust REIT (a)	60,048	439,552
Orion Office REIT, Inc.	69,113	395,326
Paramount Group, Inc. REIT	236,002	1,220,130
Piedmont Office Realty Trust, Inc. Class A REIT	164,111	1,166,829
SL Green Realty Corp. REIT	94,341	4,261,383
Vornado Realty Trust REIT (a)	234,939	6,637,027
		91,116,987
RESIDENTIAL REITs — 18.2%
American Homes 4 Rent Class A REIT	474,797	17,073,700
Apartment Income REIT Corp.	212,826	7,391,447
Apartment Investment & Management Co. Class A REIT (b)	199,028	1,558,389
AvalonBay Communities, Inc. REIT	211,359	39,570,632
Camden Property Trust REIT	157,067	15,595,182
Centerspace REIT	21,099	1,227,962
Elme Communities REIT	122,971	1,795,377

See accompanying notes to financial statements.
17

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	275,673	$ 19,445,973
Equity Residential REIT	512,990	31,374,468
Essex Property Trust, Inc. REIT	94,574	23,448,678
Independence Realty Trust, Inc. REIT	332,333	5,084,695
Invitation Homes, Inc. REIT	857,722	29,256,897
Mid-America Apartment Communities, Inc. REIT	171,710	23,088,127
NexPoint Residential Trust, Inc. REIT	32,561	1,121,075
Sun Communities, Inc. REIT	182,964	24,453,139
UDR, Inc. REIT	446,847	17,109,772
UMH Properties, Inc. REIT	89,207	1,366,651
Veris Residential, Inc. REIT	117,595	1,849,769
		261,811,933
RETAIL REITs — 17.4%
Acadia Realty Trust REIT	138,904	2,359,979
Agree Realty Corp. REIT	147,463	9,282,796
Brixmor Property Group, Inc. REIT	443,131	10,311,658
Federal Realty Investment Trust REIT	108,609	11,192,157
Getty Realty Corp. REIT	68,630	2,005,369
Kimco Realty Corp. REIT	912,220	19,439,408
Kite Realty Group Trust REIT	324,751	7,423,808
Macerich Co. REIT (a)	317,664	4,901,555
NETSTREIT Corp. (a)	100,696	1,797,424
NNN REIT, Inc.	267,159	11,514,553
Realty Income Corp. REIT	1,067,392	61,289,649
Regency Centers Corp. REIT	245,410	16,442,470
Retail Opportunity Investments Corp. REIT	183,495	2,574,435
RPT Realty REIT	114,522	1,469,317
Simon Property Group, Inc. REIT	479,031	68,328,982
SITE Centers Corp. REIT	267,901	3,651,491
Spirit Realty Capital, Inc. REIT	206,737	9,032,339
Tanger, Inc. REIT	158,303	4,388,159
Urban Edge Properties REIT	176,141	3,223,380
		250,628,929
SPECIALIZED REITs — 21.9%
CubeSmart REIT	331,056	15,344,446
Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	444,018	$ 59,755,942
EPR Properties REIT	111,273	5,391,177
Equinix, Inc. REIT	132,935	107,064,520
Extra Space Storage, Inc. REIT	309,544	49,629,189
Four Corners Property Trust, Inc. REIT	131,747	3,333,199
National Storage Affiliates Trust REIT (a)	113,321	4,699,422
Public Storage REIT	232,587	70,939,035
		316,156,930
TOTAL COMMON STOCKS (Cost $1,726,804,671)		1,424,548,171
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	9,329,942	9,333,673
State Street Navigator Securities Lending Portfolio II (e) (f)	12,389,142	12,389,142
TOTAL SHORT-TERM INVESTMENTS (Cost $21,723,557)		21,722,815
TOTAL INVESTMENTS — 100.3% (Cost $1,748,528,228)		1,446,270,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(4,942,729)
NET ASSETS — 100.0%		$ 1,441,328,257
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
18

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	447	03/15/2024	$15,385,252	$15,933,853	$548,601

During the period ended December 31, 2023, the average notional value related to futures contracts was $14,756,663.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,424,548,171	$—	$—	$1,424,548,171
Short-Term Investments	21,722,815	—	—	21,722,815
TOTAL INVESTMENTS	$1,446,270,986	$—	$—	$1,446,270,986
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 548,601	$—	$—	$ 548,601
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 548,601	$—	$—	$ 548,601

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,247,438	$ 7,248,887	$ 45,351,670	$ 43,269,708	$3,710	$(886)	9,329,942	$ 9,333,673	$329,235
State Street Navigator Securities Lending Portfolio II	19,734,758	19,734,758	178,538,180	185,883,796	—	—	12,389,142	12,389,142	37,380
Total		$26,983,645	$223,889,850	$229,153,504	$3,710	$(886)		$21,722,815	$366,615
See accompanying notes to financial statements.
19

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
BWX Technologies, Inc.	291,372	$ 22,356,974
Curtiss-Wright Corp.	121,385	27,043,364
Hexcel Corp.	267,467	19,725,691
Woodward, Inc.	192,424	26,194,679
		95,320,708
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	378,832	23,169,365
AUTO COMPONENTS — 1.5%
Adient PLC (a)	298,641	10,858,587
Autoliv, Inc.	238,483	26,278,442
Fox Factory Holding Corp. (a)	134,101	9,049,135
Gentex Corp.	742,850	24,261,481
Goodyear Tire & Rubber Co. (a)	897,544	12,852,830
Lear Corp.	186,102	26,279,463
Visteon Corp. (a)	88,590	11,064,891
		120,644,829
AUTOMOBILES — 0.4%
Harley-Davidson, Inc. (b)	403,547	14,866,671
Thor Industries, Inc. (b)	169,724	20,069,863
		34,936,534
BANKS — 5.7%
Associated Banc-Corp.	473,198	10,121,705
Bank OZK	335,157	16,700,873
Cadence Bank	581,751	17,214,012
Columbia Banking System, Inc.	664,311	17,723,817
Commerce Bancshares, Inc.	377,437	20,158,907
Cullen/Frost Bankers, Inc.	203,113	22,035,729
East West Bancorp, Inc.	448,223	32,249,645
First Financial Bankshares, Inc. (b)	406,680	12,322,404
First Horizon Corp.	1,779,611	25,199,292
FNB Corp. (b)	1,136,223	15,645,791
Glacier Bancorp, Inc. (b)	351,032	14,504,642
Hancock Whitney Corp.	272,635	13,247,335
Home BancShares, Inc.	596,608	15,112,081
International Bancshares Corp.	170,286	9,249,936
New York Community Bancorp, Inc. (b)	2,300,999	23,539,220
Old National Bancorp	926,515	15,648,838
Pinnacle Financial Partners, Inc.	244,500	21,325,290
Prosperity Bancshares, Inc.	298,529	20,219,369
SouthState Corp. (b)	242,288	20,461,222
Synovus Financial Corp.	465,736	17,534,960
Texas Capital Bancshares, Inc. (a)	153,249	9,904,483
UMB Financial Corp.	139,136	11,624,813
United Bankshares, Inc.	427,289	16,044,702
Valley National Bancorp	1,350,043	14,661,467
Webster Financial Corp.	548,883	27,861,301
Wintrust Financial Corp.	194,977	18,084,117
		458,395,951
Security Description	Shares	Value
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	29,873	$ 10,323,810
Celsius Holdings, Inc. (a) (b)	472,190	25,743,799
Coca-Cola Consolidated, Inc.	14,930	13,861,012
		49,928,621
BIOTECHNOLOGY — 1.5%
Arrowhead Pharmaceuticals, Inc. (a)	341,708	10,456,265
Exelixis, Inc. (a)	990,369	23,758,952
Halozyme Therapeutics, Inc. (a)	420,724	15,549,959
Neurocrine Biosciences, Inc. (a)	312,874	41,224,278
United Therapeutics Corp. (a)	149,431	32,858,383
		123,847,837
BROADLINE RETAIL — 0.5%
Macy's, Inc.	871,510	17,534,781
Nordstrom, Inc. (b)	309,245	5,705,570
Ollie's Bargain Outlet Holdings, Inc. (a)	195,737	14,854,481
		38,094,832
BUILDING PRODUCTS — 3.5%
Advanced Drainage Systems, Inc.	218,245	30,693,977
Carlisle Cos., Inc.	155,057	48,444,458
Fortune Brands Innovations, Inc.	401,993	30,607,747
Lennox International, Inc.	101,858	45,583,492
Owens Corning	283,071	41,959,614
Simpson Manufacturing Co., Inc.	135,903	26,906,076
Trex Co., Inc. (a)	345,897	28,636,813
UFP Industries, Inc.	196,847	24,714,141
		277,546,318
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	107,648	16,300,060
Carlyle Group, Inc. (b)	689,424	28,052,662
Evercore, Inc. Class A	110,418	18,886,999
Federated Hermes, Inc.	274,538	9,295,857
Houlihan Lokey, Inc.	164,400	19,713,204
Interactive Brokers Group, Inc. Class A	340,804	28,252,652
Janus Henderson Group PLC	419,553	12,649,523
Jefferies Financial Group, Inc.	536,139	21,665,377
Morningstar, Inc. (b)	82,950	23,743,608
SEI Investments Co.	318,636	20,249,318
Stifel Financial Corp.	324,827	22,461,787
		221,271,047
CHEMICALS — 2.4%
Ashland, Inc.	162,285	13,682,248
Avient Corp.	290,415	12,072,552
Axalta Coating Systems Ltd. (a)	702,284	23,856,587
Cabot Corp.	177,101	14,787,934
Chemours Co.	472,794	14,911,923

See accompanying notes to financial statements.
20

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Livent Corp. (a)	571,600	$ 10,277,368
NewMarket Corp.	21,928	11,968,960
Olin Corp.	390,358	21,059,814
RPM International, Inc.	410,348	45,807,147
Scotts Miracle-Gro Co. (b)	131,504	8,383,380
Westlake Corp.	102,017	14,278,299
		191,086,212
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co.	143,483	12,619,330
Clean Harbors, Inc. (a)	160,399	27,991,229
MSA Safety, Inc.	117,717	19,874,161
Stericycle, Inc. (a)	292,964	14,519,296
Tetra Tech, Inc.	169,571	28,306,487
		103,310,503
COMMUNICATIONS EQUIPMENT — 0.5%
Calix, Inc. (a)	186,712	8,157,447
Ciena Corp. (a)	473,527	21,313,450
Lumentum Holdings, Inc. (a)	213,397	11,186,271
		40,657,168
CONSTRUCTION & ENGINEERING — 2.0%
AECOM	441,805	40,836,036
Comfort Systems USA, Inc.	113,800	23,405,246
EMCOR Group, Inc.	149,829	32,277,661
Fluor Corp. (a)	542,596	21,253,485
MasTec, Inc. (a)	191,366	14,490,234
MDU Resources Group, Inc.	644,805	12,767,139
Valmont Industries, Inc.	66,548	15,539,624
		160,569,425
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	111,100	22,535,524
Knife River Corp. (a)	179,085	11,851,845
		34,387,369
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	864,552	30,190,156
FirstCash Holdings, Inc.	117,211	12,704,500
SLM Corp.	720,931	13,784,201
		56,678,857
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	425,739	28,379,762
Casey's General Stores, Inc.	118,449	32,542,678
Grocery Outlet Holding Corp. (a)	315,247	8,499,059
Performance Food Group Co. (a)	494,723	34,210,095
Sprouts Farmers Market, Inc. (a)	323,015	15,540,252
U.S. Foods Holding Corp. (a)	719,746	32,683,666
		151,855,512
CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	209,525	25,901,480
Berry Global Group, Inc.	376,138	25,347,940
Security Description	Shares	Value
Crown Holdings, Inc.	384,203	$ 35,381,254
Graphic Packaging Holding Co.	973,127	23,987,581
Greif, Inc. Class A	81,400	5,339,026
Silgan Holdings, Inc.	257,777	11,664,409
Sonoco Products Co.	310,216	17,331,768
		144,953,458
DIVERSIFIED CONSUMER SERVICES — 0.9%
Graham Holdings Co. Class B	11,425	7,957,741
Grand Canyon Education, Inc. (a)	94,417	12,466,821
H&R Block, Inc.	458,368	22,171,260
Service Corp. International	470,545	32,208,805
		74,804,627
DIVERSIFIED REITs — 0.6%
WP Carey, Inc. REIT	696,450	45,136,924
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Frontier Communications Parent, Inc. (a) (b)	700,501	17,750,695
Iridium Communications, Inc.	396,055	16,301,624
		34,052,319
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	183,065	11,196,255
IDACORP, Inc.	160,352	15,765,809
OGE Energy Corp.	637,945	22,283,419
PNM Resources, Inc.	273,552	11,379,763
Portland General Electric Co.	320,123	13,874,131
		74,499,377
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	98,820	20,241,301
EnerSys	128,618	12,985,273
nVent Electric PLC	528,389	31,222,506
Regal Rexnord Corp.	211,286	31,274,554
Sensata Technologies Holding PLC	482,716	18,135,640
Sunrun, Inc. (a) (b)	693,224	13,607,987
		127,467,261
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Arrow Electronics, Inc. (a)	172,464	21,083,724
Avnet, Inc.	289,413	14,586,415
Belden, Inc.	133,848	10,339,758
Cognex Corp.	548,300	22,886,042
Coherent Corp. (a)	419,737	18,271,152
Crane NXT Co.	154,155	8,766,795
IPG Photonics Corp. (a)	95,150	10,327,581
Littelfuse, Inc.	79,225	21,197,441
Novanta, Inc. (a) (b)	114,026	19,203,119
TD SYNNEX Corp.	164,324	17,682,906
Vishay Intertechnology, Inc.	404,691	9,700,443
Vontier Corp.	490,050	16,931,227
		190,976,603

See accompanying notes to financial statements.
21

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.0%
ChampionX Corp.	622,621	$ 18,186,760
NOV, Inc.	1,254,639	25,444,079
Valaris Ltd. (a)	201,465	13,814,455
Weatherford International PLC (a)	229,722	22,473,703
		79,918,997
ENTERTAINMENT — 0.2%
TKO Group Holdings, Inc.	191,113	15,590,999
FINANCIAL SERVICES — 1.8%
Equitable Holdings, Inc.	1,013,322	33,743,622
Essent Group Ltd.	338,839	17,870,369
Euronet Worldwide, Inc. (a)	139,578	14,165,771
MGIC Investment Corp.	883,203	17,036,986
Voya Financial, Inc.	332,605	24,266,861
Western Union Co.	1,160,447	13,832,528
WEX, Inc. (a)	136,065	26,471,446
		147,387,583
FOOD PRODUCTS — 1.1%
Darling Ingredients, Inc. (a)	508,067	25,322,059
Flowers Foods, Inc.	608,923	13,706,857
Ingredion, Inc.	207,579	22,528,549
Lancaster Colony Corp.	64,922	10,802,371
Pilgrim's Pride Corp. (a)	128,515	3,554,725
Post Holdings, Inc. (a)	160,935	14,171,936
		90,086,497
GAS UTILITIES — 1.0%
National Fuel Gas Co.	290,798	14,589,336
New Jersey Resources Corp.	308,936	13,772,367
ONE Gas, Inc.	175,478	11,181,458
Southwest Gas Holdings, Inc. (b)	190,066	12,040,681
Spire, Inc.	167,580	10,446,937
UGI Corp.	663,454	16,320,968
		78,351,747
GROUND TRANSPORTATION — 2.0%
Avis Budget Group, Inc.	58,806	10,423,951
Hertz Global Holdings, Inc. (a) (b)	427,128	4,437,860
Knight-Swift Transportation Holdings, Inc.	513,706	29,615,151
Landstar System, Inc.	114,498	22,172,538
Ryder System, Inc.	141,147	16,240,374
Saia, Inc. (a)	84,530	37,042,737
Werner Enterprises, Inc. (b)	202,338	8,573,061
XPO, Inc. (a)	369,361	32,352,330
		160,858,002
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Enovis Corp. (a)	157,079	8,799,566
Envista Holdings Corp. (a)	545,944	13,135,413
Globus Medical, Inc. Class A (a)	367,410	19,579,279
Haemonetics Corp. (a)	160,627	13,735,215
Inari Medical, Inc. (a)	162,738	10,564,951
Security Description	Shares	Value
Integra LifeSciences Holdings Corp. (a)	216,617	$ 9,433,670
Lantheus Holdings, Inc. (a)	218,076	13,520,712
LivaNova PLC (a)	171,987	8,898,607
Masimo Corp. (a) (b)	140,498	16,467,771
Neogen Corp. (a) (b)	627,514	12,619,306
Penumbra, Inc. (a)	122,891	30,912,002
QuidelOrtho Corp. (a) (b)	156,474	11,532,134
Shockwave Medical, Inc. (a)	117,499	22,390,609
		191,589,235
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	293,676	22,836,246
Amedisys, Inc. (a)	104,064	9,892,324
Chemed Corp.	47,851	27,980,872
Encompass Health Corp.	319,176	21,295,423
HealthEquity, Inc. (a)	272,677	18,078,485
Option Care Health, Inc. (a)	563,897	18,997,690
Patterson Cos., Inc.	271,677	7,729,210
Progyny, Inc. (a)	265,534	9,872,554
R1 RCM, Inc. (a)	628,538	6,643,647
Tenet Healthcare Corp. (a)	323,428	24,441,454
		167,767,905
HEALTH CARE REITs — 0.9%
Healthcare Realty Trust, Inc. REIT	1,213,015	20,900,248
Medical Properties Trust, Inc. REIT (b)	1,908,137	9,368,953
Omega Healthcare Investors, Inc. REIT	780,245	23,922,312
Physicians Realty Trust REIT	760,165	10,117,796
Sabra Health Care REIT, Inc.	737,206	10,519,930
		74,829,239
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	376,293	10,551,256
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT	668,771	10,232,196
HOTELS, RESTAURANTS & LEISURE — 3.5%
Aramark	831,435	23,363,324
Boyd Gaming Corp.	221,315	13,856,532
Choice Hotels International, Inc.	80,210	9,087,793
Churchill Downs, Inc. (b)	215,884	29,129,228
Hilton Grand Vacations, Inc. (a)	226,968	9,119,574
Hyatt Hotels Corp. Class A (b)	140,832	18,365,901
Light & Wonder, Inc. (a)	286,696	23,540,609
Marriott Vacations Worldwide Corp.	105,165	8,927,457
Penn Entertainment, Inc. (a) (b)	483,317	12,575,908
Planet Fitness, Inc. Class A (a)	272,078	19,861,694
Texas Roadhouse, Inc.	212,698	25,998,077
Travel & Leisure Co.	230,692	9,017,750
Vail Resorts, Inc. (b)	121,234	25,879,822
Wendy's Co.	531,911	10,361,626
Wingstop, Inc.	93,634	24,024,612

See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	264,200	$ 21,244,322
		284,354,229
HOUSEHOLD DURABLES — 1.9%
Helen of Troy Ltd. (a) (b)	76,201	9,205,843
KB Home (b)	246,057	15,368,720
Leggett & Platt, Inc.	424,612	11,112,096
Taylor Morrison Home Corp. (a)	342,254	18,259,251
Tempur Sealy International, Inc.	548,634	27,963,875
Toll Brothers, Inc.	342,328	35,187,895
TopBuild Corp. (a)	101,208	37,878,106
		154,975,786
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
Ormat Technologies, Inc. (b)	170,874	12,950,541
Vistra Corp.	1,070,441	41,233,387
		54,183,928
INDUSTRIAL REITs — 1.4%
EastGroup Properties, Inc. REIT	147,535	27,078,574
First Industrial Realty Trust, Inc. REIT	421,259	22,187,712
Rexford Industrial Realty, Inc. REIT	672,330	37,717,713
STAG Industrial, Inc. REIT	578,321	22,704,882
		109,688,881
INSURANCE — 4.5%
American Financial Group, Inc.	208,109	24,742,079
Brighthouse Financial, Inc. (a)	204,506	10,822,458
CNO Financial Group, Inc.	357,711	9,980,137
Erie Indemnity Co. Class A (b)	79,445	26,607,719
Fidelity National Financial, Inc.	823,463	42,013,082
First American Financial Corp.	328,645	21,177,884
Hanover Insurance Group, Inc.	113,178	13,742,073
Kemper Corp.	192,189	9,353,839
Kinsale Capital Group, Inc.	70,117	23,482,884
Old Republic International Corp.	830,447	24,415,142
Primerica, Inc.	111,584	22,959,524
Reinsurance Group of America, Inc.	209,808	33,942,738
RenaissanceRe Holdings Ltd.	167,233	32,777,668
RLI Corp.	127,902	17,026,314
Selective Insurance Group, Inc.	192,948	19,194,467
Unum Group	582,533	26,342,142
		358,580,150
INTERACTIVE MEDIA & SERVICES — 0.3%
Ziff Davis, Inc. (a)	148,176	9,955,946
ZoomInfo Technologies, Inc. (a)	943,490	17,445,130
		27,401,076
IT SERVICES — 0.8%
GoDaddy, Inc. Class A (a)	448,510	47,613,822
Kyndryl Holdings, Inc. (a)	730,809	15,186,211
		62,800,033
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	219,115	$ 21,199,376
Mattel, Inc. (a)	1,121,871	21,180,925
Polaris, Inc. (b)	168,746	15,992,059
YETI Holdings, Inc. (a) (b)	274,680	14,222,930
		72,595,290
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Azenta, Inc. (a)	191,723	12,488,836
Bruker Corp.	295,369	21,703,714
Medpace Holdings, Inc. (a) (b)	74,331	22,784,681
Repligen Corp. (a)	165,402	29,739,280
Sotera Health Co. (a) (b)	317,115	5,343,388
		92,059,899
MACHINERY — 4.8%
AGCO Corp.	197,971	24,035,658
Chart Industries, Inc. (a) (b)	133,761	18,235,637
Crane Co.	155,579	18,380,103
Donaldson Co., Inc.	384,090	25,100,281
Esab Corp.	179,415	15,540,927
Flowserve Corp.	415,469	17,125,632
Graco, Inc.	537,541	46,637,057
ITT, Inc.	261,472	31,198,839
Lincoln Electric Holdings, Inc.	181,899	39,555,757
Middleby Corp. (a)	170,722	25,125,157
Oshkosh Corp.	208,374	22,589,825
RBC Bearings, Inc. (a) (b)	92,640	26,392,210
Terex Corp. (b)	214,765	12,340,397
Timken Co.	206,981	16,589,527
Toro Co.	330,749	31,748,597
Watts Water Technologies, Inc. Class A	86,724	18,068,078
		388,663,682
MARINE — 0.2%
Kirby Corp. (a)	188,408	14,786,260
MEDIA — 0.7%
Cable One, Inc.	14,428	8,030,480
New York Times Co. Class A	521,140	25,530,649
Nexstar Media Group, Inc.	102,615	16,084,901
TEGNA, Inc.	627,316	9,597,935
		59,243,965
METALS & MINING — 2.4%
Alcoa Corp.	565,139	19,214,726
Cleveland-Cliffs, Inc. (a)	1,611,539	32,907,626
Commercial Metals Co.	372,344	18,632,094
MP Materials Corp. (a) (b)	459,354	9,118,177
Reliance Steel & Aluminum Co.	183,057	51,197,382
Royal Gold, Inc.	209,235	25,309,066
U.S. Steel Corp.	710,348	34,558,430
		190,937,501
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Annaly Capital Management, Inc. REIT	1,592,689	30,850,386

See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT (b)	947,687	$ 19,920,381
		50,770,767
MULTI-UTILITIES — 0.3%
Black Hills Corp.	216,553	11,683,035
Northwestern Energy Group, Inc. (b)	195,034	9,925,280
		21,608,315
OFFICE REITs — 0.6%
COPT Defense Properties REIT	359,170	9,205,527
Cousins Properties, Inc. REIT	483,862	11,782,040
Kilroy Realty Corp. REIT	337,581	13,449,227
Vornado Realty Trust REIT	506,748	14,315,631
		48,752,425
OIL, GAS & CONSUMABLE FUELS — 4.1%
Antero Midstream Corp.	1,078,563	13,514,394
Antero Resources Corp. (a) (b)	899,766	20,406,693
Chesapeake Energy Corp. (b)	356,416	27,422,647
Chord Energy Corp.	131,604	21,876,533
Civitas Resources, Inc.	271,792	18,585,137
CNX Resources Corp. (a)	505,777	10,115,540
DT Midstream, Inc.	306,940	16,820,312
Equitrans Midstream Corp.	1,371,812	13,965,046
HF Sinclair Corp.	498,627	27,708,702
Matador Resources Co.	352,827	20,061,743
Murphy Oil Corp.	469,875	20,044,868
Ovintiv, Inc.	808,343	35,502,425
PBF Energy, Inc. Class A	348,327	15,312,455
Permian Resources Corp.	1,322,897	17,991,399
Range Resources Corp.	768,541	23,394,388
Southwestern Energy Co. (a)	3,508,067	22,977,839
		325,700,121
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	203,193	14,392,160
PERSONAL PRODUCTS — 0.5%
BellRing Brands, Inc. (a)	418,639	23,205,160
Coty, Inc. Class A (a) (b)	1,192,794	14,814,501
		38,019,661
PHARMACEUTICALS — 0.5%
Jazz Pharmaceuticals PLC (a)	199,992	24,599,016
Perrigo Co. PLC	428,783	13,798,237
		38,397,253
PROFESSIONAL SERVICES — 2.9%
ASGN, Inc. (a)	150,321	14,456,371
CACI International, Inc. Class A (a)	70,948	22,977,219
Concentrix Corp. (b)	150,588	14,789,248
ExlService Holdings, Inc. (a)	524,858	16,191,869
Exponent, Inc.	161,023	14,176,465
FTI Consulting, Inc. (a)	113,079	22,519,683
Genpact Ltd.	531,585	18,451,315
Insperity, Inc.	112,829	13,225,815
Security Description	Shares	Value
KBR, Inc.	429,951	$ 23,823,585
ManpowerGroup, Inc.	155,462	12,354,565
Maximus, Inc.	192,593	16,150,849
Paylocity Holding Corp. (a)	137,808	22,717,649
Science Applications International Corp.	168,550	20,954,136
		232,788,769
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	151,064	28,531,458
RESIDENTIAL REITs — 0.9%
Apartment Income REIT Corp.	468,027	16,254,578
Equity LifeStyle Properties, Inc. REIT	593,617	41,873,743
Independence Realty Trust, Inc. REIT	715,503	10,947,196
		69,075,517
RETAIL REITs — 1.3%
Agree Realty Corp. REIT	320,154	20,153,694
Brixmor Property Group, Inc. REIT	957,321	22,276,860
Kite Realty Group Trust REIT	694,703	15,880,911
NNN REIT, Inc.	581,030	25,042,393
Spirit Realty Capital, Inc. REIT	450,108	19,665,218
		103,019,076
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Allegro MicroSystems, Inc. (a)	227,192	6,877,102
Amkor Technology, Inc.	326,659	10,867,945
Cirrus Logic, Inc. (a)	173,237	14,411,586
Lattice Semiconductor Corp. (a) (b)	439,602	30,328,142
MACOM Technology Solutions Holdings, Inc. (a)	172,386	16,023,279
MKS Instruments, Inc.	200,263	20,601,055
Onto Innovation, Inc. (a)	156,290	23,896,741
Power Integrations, Inc.	181,693	14,918,812
Rambus, Inc. (a)	342,362	23,366,206
Silicon Laboratories, Inc. (a)	100,864	13,341,281
Synaptics, Inc. (a)	125,137	14,275,629
Universal Display Corp.	138,750	26,537,325
Wolfspeed, Inc. (a) (b)	399,137	17,366,451
		232,811,554
SOFTWARE — 2.5%
Aspen Technology, Inc. (a) (b)	89,776	19,764,186
Blackbaud, Inc. (a)	137,410	11,913,447
CommVault Systems, Inc. (a)	139,903	11,171,254
Dolby Laboratories, Inc. Class A (b)	188,642	16,257,168
Dropbox, Inc. Class A (a)	816,895	24,082,065
Dynatrace, Inc. (a)	759,517	41,537,985
Manhattan Associates, Inc. (a)	196,085	42,221,022
Qualys, Inc. (a)	117,160	22,996,165
Teradata Corp. (a)	311,541	13,555,149
		203,498,441

See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 1.9%
CubeSmart REIT	716,126	$ 33,192,440
EPR Properties REIT	240,235	11,639,386
Gaming & Leisure Properties, Inc. REIT	850,448	41,969,609
Lamar Advertising Co. Class A REIT	278,950	29,646,806
National Storage Affiliates Trust REIT	246,064	10,204,274
PotlatchDeltic Corp. REIT	253,026	12,423,577
Rayonier, Inc. REIT	431,869	14,428,743
		153,504,835
SPECIALTY RETAIL — 4.0%
AutoNation, Inc. (a) (b)	82,631	12,409,524
Burlington Stores, Inc. (a)	206,610	40,181,513
Dick's Sporting Goods, Inc. (b)	195,693	28,757,086
Five Below, Inc. (a) (b)	177,403	37,815,223
Floor & Decor Holdings, Inc. Class A (a)	339,384	37,861,679
GameStop Corp. Class A (a) (b)	855,475	14,996,477
Gap, Inc.	683,310	14,288,012
Lithia Motors, Inc.	87,404	28,780,389
Murphy USA, Inc.	61,833	22,047,174
Penske Automotive Group, Inc.	61,770	9,914,703
Restoration Hardware, Inc. (a)	48,917	14,258,327
Valvoline, Inc. (a)	439,221	16,505,925
Williams-Sonoma, Inc. (b)	204,283	41,220,224
		319,036,256
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Super Micro Computer, Inc. (a) (b)	147,745	41,997,994
TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Capri Holdings Ltd. (a)	370,127	18,595,180
Carter's, Inc.	118,926	8,906,368
Columbia Sportswear Co. (b)	111,575	8,874,676
Crocs, Inc. (a)	192,927	18,021,311
Deckers Outdoor Corp. (a)	81,977	54,795,886
PVH Corp.	192,472	23,504,681
Skechers USA, Inc. Class A (a)	425,625	26,533,463
Under Armour, Inc. Class A (a)	605,205	5,319,752
Under Armour, Inc. Class C (a) (b)	616,067	5,144,159
		169,695,476
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Core & Main, Inc. Class A (a)	434,872	$ 17,573,177
GATX Corp.	113,094	13,596,161
MSC Industrial Direct Co., Inc. Class A	147,634	14,949,419
Watsco, Inc. (b)	107,842	46,207,062
WESCO International, Inc.	140,031	24,348,590
		116,674,409
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	800,422	29,895,762
TOTAL COMMON STOCKS (Cost $6,987,888,919)		8,009,196,242
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	3,431,652	3,433,025
State Street Navigator Securities Lending Portfolio II (e) (f)	212,943,831	212,943,831
TOTAL SHORT-TERM INVESTMENTS (Cost $216,376,919)		216,376,856
TOTAL INVESTMENTS — 102.6% (Cost $7,204,265,838)		8,225,573,098
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(205,017,627)
NET ASSETS — 100.0%		$ 8,020,555,471
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,009,196,242	$—	$—	$8,009,196,242
Short-Term Investments	216,376,856	—	—	216,376,856
TOTAL INVESTMENTS	$8,225,573,098	$—	$—	$8,225,573,098

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,772,295	$ 5,773,449	$ 153,191,313	$ 155,533,613	$1,964	$(88)	3,431,652	$ 3,433,025	$155,202
State Street Navigator Securities Lending Portfolio II	353,598,518	353,598,518	1,188,815,521	1,329,470,208	—	—	212,943,831	212,943,831	468,507
Total		$359,371,967	$1,342,006,834	$1,485,003,821	$1,964	$(88)		$216,376,856	$623,709
See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
Axon Enterprise, Inc. (a)	44,005	$ 11,367,812
Boeing Co. (a)	364,986	95,137,251
General Dynamics Corp.	145,419	37,760,952
Howmet Aerospace, Inc.	239,550	12,964,446
Huntington Ingalls Industries, Inc.	26,549	6,893,182
L3Harris Technologies, Inc.	122,124	25,721,757
Lockheed Martin Corp.	141,449	64,110,345
Northrop Grumman Corp.	91,388	42,782,378
RTX Corp.	921,618	77,544,938
Textron, Inc.	127,460	10,250,333
TransDigm Group, Inc.	35,685	36,098,946
		420,632,340
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	75,222	6,498,429
Expeditors International of Washington, Inc.	94,451	12,014,167
FedEx Corp.	148,670	37,609,050
United Parcel Service, Inc. Class B	464,911	73,097,956
		129,219,602
AIRLINES — 0.2%
American Airlines Group, Inc. (a)	413,409	5,680,240
Delta Air Lines, Inc.	409,931	16,491,524
Southwest Airlines Co.	382,812	11,055,610
United Airlines Holdings, Inc. (a)	210,358	8,679,371
		41,906,745
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	181,934	16,323,119
BorgWarner, Inc.	151,712	5,438,875
		21,761,994
AUTOMOBILES — 2.0%
Ford Motor Co.	2,535,604	30,909,012
General Motors Co.	883,864	31,748,395
Tesla, Inc. (a)	1,773,031	440,562,743
		503,220,150
BANKS — 4.1%
Bank of America Corp.	4,412,963	148,584,464
Bank of New York Mellon Corp.	493,043	25,662,888
Citigroup, Inc.	1,226,717	63,102,323
Citizens Financial Group, Inc.	298,900	9,905,546
Comerica, Inc.	83,224	4,644,731
Fifth Third Bancorp	441,042	15,211,539
Goldman Sachs Group, Inc.	209,047	80,644,061
Huntington Bancshares, Inc.	924,390	11,758,241
JPMorgan Chase & Co.	1,853,018	315,198,362
KeyCorp	596,908	8,595,475
M&T Bank Corp.	106,419	14,587,917
Morgan Stanley	810,057	75,537,815
Northern Trust Corp.	133,798	11,289,875
Security Description	Shares	Value
PNC Financial Services Group, Inc.	255,953	$ 39,634,322
Regions Financial Corp.	605,904	11,742,420
State Street Corp. (b)	197,885	15,328,172
Truist Financial Corp.	855,388	31,580,925
U.S. Bancorp	999,975	43,278,918
Wells Fargo & Co.	2,327,693	114,569,049
Zions Bancorp NA	95,872	4,205,905
		1,045,062,948
BEVERAGES — 1.5%
Brown-Forman Corp. Class B	117,899	6,732,033
Coca-Cola Co.	2,493,928	146,967,177
Constellation Brands, Inc. Class A	102,568	24,795,814
Keurig Dr Pepper, Inc.	645,475	21,507,227
Molson Coors Beverage Co. Class B	119,865	7,336,937
Monster Beverage Corp. (a)	477,609	27,515,054
PepsiCo, Inc.	881,277	149,676,086
		384,530,328
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	1,131,637	175,369,786
Amgen, Inc.	343,326	98,884,754
Biogen, Inc. (a)	92,662	23,978,146
Gilead Sciences, Inc.	798,620	64,696,206
Incyte Corp. (a)	119,696	7,515,712
Moderna, Inc. (a)	212,626	21,145,656
Regeneron Pharmaceuticals, Inc. (a)	67,809	59,555,966
Vertex Pharmaceuticals, Inc. (a)	164,802	67,056,286
		518,202,512
BROADLINE RETAIL — 3.5%
Amazon.com, Inc. (a)	5,828,795	885,627,112
eBay, Inc.	332,629	14,509,277
Etsy, Inc. (a)	76,729	6,218,886
		906,355,275
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	82,107	6,768,901
Allegion PLC	56,043	7,100,088
Builders FirstSource, Inc. (a)	79,137	13,211,131
Carrier Global Corp.	540,084	31,027,826
Johnson Controls International PLC	436,041	25,133,403
Masco Corp.	145,571	9,750,345
Trane Technologies PLC	147,304	35,927,446
		128,919,140
CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc.	64,848	24,631,216
BlackRock, Inc.	89,647	72,775,435
Blackstone, Inc.	456,300	59,738,796
Cboe Global Markets, Inc.	66,420	11,859,955
Charles Schwab Corp.	956,133	65,781,950
CME Group, Inc.	230,386	48,519,292

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
FactSet Research Systems, Inc.	24,411	$ 11,645,267
Franklin Resources, Inc.	180,110	5,365,477
Intercontinental Exchange, Inc.	368,590	47,338,014
Invesco Ltd.	291,385	5,198,308
MarketAxess Holdings, Inc.	25,224	7,386,848
Moody's Corp.	101,314	39,569,196
MSCI, Inc.	50,782	28,724,838
Nasdaq, Inc.	218,578	12,708,125
Raymond James Financial, Inc.	120,424	13,427,276
S&P Global, Inc.	207,794	91,537,413
T Rowe Price Group, Inc.	145,085	15,624,204
		561,831,610
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	143,413	39,266,479
Albemarle Corp. (c)	74,720	10,795,546
Celanese Corp.	64,196	9,974,133
CF Industries Holdings, Inc.	122,345	9,726,427
Corteva, Inc.	451,670	21,644,026
Dow, Inc.	453,699	24,880,853
DuPont de Nemours, Inc.	275,611	21,202,754
Eastman Chemical Co.	76,318	6,854,883
Ecolab, Inc.	160,073	31,750,480
FMC Corp.	81,673	5,149,483
International Flavors & Fragrances, Inc.	163,776	13,260,943
Linde PLC	310,838	127,664,275
LyondellBasell Industries NV Class A	164,374	15,628,680
Mosaic Co.	209,517	7,486,042
PPG Industries, Inc.	150,338	22,483,048
Sherwin-Williams Co.	150,829	47,043,565
		414,811,617
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	55,208	33,271,653
Copart, Inc. (a)	551,970	27,046,530
Republic Services, Inc.	131,604	21,702,816
Rollins, Inc.	180,056	7,863,045
Veralto Corp.	140,183	11,531,454
Waste Management, Inc.	234,966	42,082,411
		143,497,909
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	159,748	37,622,251
Cisco Systems, Inc.	2,596,265	131,163,308
F5, Inc. (a)	37,832	6,771,171
Juniper Networks, Inc.	207,291	6,110,939
Motorola Solutions, Inc.	106,432	33,322,795
		214,990,464
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	91,350	19,713,330
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	39,033	19,473,954
Vulcan Materials Co.	84,596	19,204,138
		38,678,092
Security Description	Shares	Value
CONSUMER FINANCE — 0.5%
American Express Co.	368,999	$ 69,128,273
Capital One Financial Corp.	244,200	32,019,504
Discover Financial Services	160,344	18,022,666
Synchrony Financial	268,097	10,238,624
		129,409,067
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Costco Wholesale Corp.	283,767	187,308,921
Dollar General Corp.	142,707	19,401,017
Dollar Tree, Inc. (a)	134,049	19,041,660
Kroger Co.	421,150	19,250,767
Sysco Corp.	325,818	23,827,070
Target Corp.	296,132	42,175,119
Walgreens Boots Alliance, Inc.	458,999	11,984,464
Walmart, Inc.	914,444	144,162,097
		467,151,115
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	926,424	8,930,727
Avery Dennison Corp.	53,082	10,731,057
Ball Corp.	202,435	11,644,061
International Paper Co.	227,491	8,223,800
Packaging Corp. of America	58,538	9,536,426
Westrock Co.	164,292	6,821,404
		55,887,475
DISTRIBUTORS — 0.1%
Genuine Parts Co.	91,533	12,677,320
LKQ Corp.	165,873	7,927,071
Pool Corp. (c)	24,887	9,922,696
		30,527,087
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	4,587,008	76,969,994
Verizon Communications, Inc.	2,701,126	101,832,450
		178,802,444
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	161,012	8,259,916
American Electric Power Co., Inc.	329,680	26,776,610
Constellation Energy Corp.	204,669	23,923,759
Duke Energy Corp.	494,724	48,008,017
Edison International	246,021	17,588,041
Entergy Corp.	136,512	13,813,649
Evergy, Inc.	146,665	7,655,913
Eversource Energy	221,949	13,698,692
Exelon Corp.	638,203	22,911,488
FirstEnergy Corp.	331,220	12,142,525
NextEra Energy, Inc.	1,315,089	79,878,506
NRG Energy, Inc.	148,149	7,659,303
PG&E Corp.	1,343,356	24,220,709
Pinnacle West Capital Corp.	72,709	5,223,415
PPL Corp.	477,455	12,939,031
Southern Co.	701,762	49,207,551
Xcel Energy, Inc.	352,686	21,834,790
		395,741,915

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	147,456	$ 24,314,020
Eaton Corp. PLC	256,315	61,725,778
Emerson Electric Co.	367,626	35,781,039
Generac Holdings, Inc. (a)	39,816	5,145,820
Rockwell Automation, Inc.	73,772	22,904,730
		149,871,387
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	382,853	37,952,218
CDW Corp.	85,930	19,533,608
Corning, Inc.	489,909	14,917,729
Hubbell, Inc.	34,716	11,419,134
Jabil, Inc.	82,037	10,451,514
Keysight Technologies, Inc. (a)	115,295	18,342,281
TE Connectivity Ltd.	199,227	27,991,393
Teledyne Technologies, Inc. (a)	29,337	13,092,810
Trimble, Inc. (a)	158,760	8,446,032
Zebra Technologies Corp. Class A (a)	32,966	9,010,597
		171,157,316
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	647,837	22,143,069
Halliburton Co.	573,623	20,736,471
Schlumberger NV	911,089	47,413,072
		90,292,612
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	157,924	21,605,582
Live Nation Entertainment, Inc. (a)	91,435	8,558,316
Netflix, Inc. (a)	280,621	136,628,752
Take-Two Interactive Software, Inc. (a)	101,088	16,270,114
Walt Disney Co.	1,173,175	105,925,971
Warner Bros Discovery, Inc. (a)	1,421,706	16,179,014
		305,167,749
FINANCIAL SERVICES — 4.1%
Berkshire Hathaway, Inc. Class B (a)	1,166,187	415,932,255
Fidelity National Information Services, Inc.	382,577	22,981,400
Fiserv, Inc. (a)	384,685	51,101,555
FleetCor Technologies, Inc. (a)	47,107	13,312,909
Global Payments, Inc.	168,175	21,358,225
Jack Henry & Associates, Inc.	46,550	7,606,736
Mastercard, Inc. Class A	530,792	226,388,096
PayPal Holdings, Inc. (a)	690,955	42,431,547
Visa, Inc. Class A (c)	1,021,679	265,994,128
		1,067,106,851
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	344,733	24,896,617
Bunge Global SA	93,142	9,402,685
Campbell Soup Co.	128,912	5,572,866
Security Description	Shares	Value
Conagra Brands, Inc.	304,859	$ 8,737,259
General Mills, Inc.	372,631	24,273,183
Hershey Co.	93,505	17,433,072
Hormel Foods Corp.	185,155	5,945,327
J M Smucker Co.	67,494	8,529,892
Kellanova	164,173	9,178,913
Kraft Heinz Co.	512,905	18,967,227
Lamb Weston Holdings, Inc.	92,588	10,007,837
McCormick & Co., Inc.	162,136	11,093,345
Mondelez International, Inc. Class A	873,387	63,259,420
Tyson Foods, Inc. Class A	185,864	9,990,190
		227,287,833
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	90,011	10,432,275
GROUND TRANSPORTATION — 1.1%
CSX Corp.	1,266,598	43,912,953
JB Hunt Transport Services, Inc.	52,240	10,434,418
Norfolk Southern Corp.	144,948	34,262,808
Old Dominion Freight Line, Inc.	57,473	23,295,531
Uber Technologies, Inc. (a)	1,319,092	81,216,494
Union Pacific Corp.	391,939	96,268,057
		289,390,261
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	1,114,324	122,653,643
Align Technology, Inc. (a)	46,408	12,715,792
Baxter International, Inc.	323,150	12,492,979
Becton Dickinson & Co.	183,451	44,730,857
Boston Scientific Corp. (a)	940,213	54,353,713
Cooper Cos., Inc.	30,393	11,501,927
DENTSPLY SIRONA, Inc.	138,732	4,937,472
Dexcom, Inc. (a)	248,891	30,884,884
Edwards Lifesciences Corp. (a)	390,859	29,802,999
GE HealthCare Technologies, Inc.	251,115	19,416,212
Hologic, Inc. (a)	158,346	11,313,822
IDEXX Laboratories, Inc. (a)	53,295	29,581,390
Insulet Corp. (a)	45,025	9,769,524
Intuitive Surgical, Inc. (a)	225,756	76,161,044
Medtronic PLC	854,480	70,392,062
ResMed, Inc.	93,280	16,046,026
STERIS PLC	63,929	14,054,791
Stryker Corp.	217,538	65,143,929
Teleflex, Inc.	29,426	7,337,079
Zimmer Biomet Holdings, Inc.	135,720	16,517,124
		659,807,269
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Cardinal Health, Inc.	157,965	15,922,872
Cencora, Inc.	104,815	21,526,905
Centene Corp. (a)	342,392	25,408,910
Cigna Group	187,427	56,125,015
CVS Health Corp.	826,427	65,254,676
DaVita, Inc. (a)	35,825	3,753,027
Elevance Health, Inc.	151,080	71,243,285

See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
HCA Healthcare, Inc.	127,004	$ 34,377,443
Henry Schein, Inc. (a)	87,420	6,618,568
Humana, Inc.	78,990	36,162,412
Laboratory Corp. of America Holdings	54,411	12,367,076
McKesson Corp.	85,271	39,478,767
Molina Healthcare, Inc. (a)	36,996	13,367,025
Quest Diagnostics, Inc.	73,535	10,139,006
UnitedHealth Group, Inc.	592,912	312,150,381
Universal Health Services, Inc. Class B	40,241	6,134,338
		730,029,706
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	345,265	6,836,247
Ventas, Inc. REIT	255,884	12,753,258
Welltower, Inc. REIT	355,793	32,081,855
		51,671,360
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	456,702	8,891,988
HOTELS, RESTAURANTS & LEISURE — 2.2%
Airbnb, Inc. Class A (a)	274,020	37,305,083
Booking Holdings, Inc. (a)	22,284	79,046,250
Caesars Entertainment, Inc. (a)	136,989	6,422,044
Carnival Corp. (a)	631,938	11,716,131
Chipotle Mexican Grill, Inc. (a)	17,627	40,312,244
Darden Restaurants, Inc.	78,123	12,835,609
Domino's Pizza, Inc.	21,536	8,877,785
Expedia Group, Inc. (a)	85,352	12,955,580
Hilton Worldwide Holdings, Inc.	164,427	29,940,512
Las Vegas Sands Corp.	236,632	11,644,661
Marriott International, Inc. Class A	158,107	35,654,710
McDonald's Corp.	465,017	137,882,191
MGM Resorts International (a)	180,680	8,072,782
Norwegian Cruise Line Holdings Ltd. (a) (c)	270,714	5,425,109
Royal Caribbean Cruises Ltd. (a)	151,171	19,575,133
Starbucks Corp.	732,414	70,319,068
Wynn Resorts Ltd.	61,564	5,609,096
Yum! Brands, Inc.	179,744	23,485,351
		557,079,339
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	195,030	29,640,659
Garmin Ltd.	98,902	12,712,863
Lennar Corp. Class A	160,272	23,886,939
Mohawk Industries, Inc. (a)	34,479	3,568,577
NVR, Inc. (a)	1,991	13,937,896
PulteGroup, Inc.	140,527	14,505,197
Whirlpool Corp.	35,668	4,343,292
		102,595,423
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	155,472	$ 14,701,432
Clorox Co.	80,295	11,449,264
Colgate-Palmolive Co.	527,700	42,062,967
Kimberly-Clark Corp.	217,872	26,473,627
Procter & Gamble Co.	1,510,585	221,361,126
		316,048,416
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp. (c)	426,859	8,217,036
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	356,718	38,996,412
General Electric Co.	698,725	89,178,271
Honeywell International, Inc.	422,576	88,618,413
		216,793,096
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	593,562	79,121,815
INSURANCE — 2.1%
Aflac, Inc.	340,855	28,120,537
Allstate Corp.	169,549	23,733,469
American International Group, Inc.	449,987	30,486,619
Aon PLC Class A	128,367	37,357,364
Arch Capital Group Ltd. (a)	236,884	17,593,375
Arthur J Gallagher & Co.	138,041	31,042,660
Assurant, Inc.	35,471	5,976,509
Brown & Brown, Inc.	148,739	10,576,830
Chubb Ltd.	261,460	59,089,960
Cincinnati Financial Corp.	101,826	10,534,918
Everest Group Ltd.	27,638	9,772,244
Globe Life, Inc.	54,864	6,678,046
Hartford Financial Services Group, Inc.	195,771	15,736,073
Loews Corp.	118,907	8,274,738
Marsh & McLennan Cos., Inc.	315,974	59,867,594
MetLife, Inc.	398,449	26,349,432
Principal Financial Group, Inc.	140,488	11,052,191
Progressive Corp.	375,745	59,848,664
Prudential Financial, Inc.	231,328	23,991,027
Travelers Cos., Inc.	146,430	27,893,451
W R Berkley Corp.	130,979	9,262,835
Willis Towers Watson PLC	66,104	15,944,285
		529,182,821
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A (a)	3,793,181	529,869,454
Alphabet, Inc. Class C (a)	3,192,403	449,905,355
Match Group, Inc. (a)	180,488	6,587,812
Meta Platforms, Inc. Class A (a)	1,422,719	503,585,617
		1,489,948,238
IT SERVICES — 1.2%
Accenture PLC Class A	402,277	141,163,022
Akamai Technologies, Inc. (a)	96,737	11,448,824

See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	321,431	$ 24,277,683
EPAM Systems, Inc. (a)	36,852	10,957,573
Gartner, Inc. (a)	49,845	22,485,578
International Business Machines Corp.	585,654	95,783,712
VeriSign, Inc. (a)	58,232	11,993,463
		318,109,855
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	82,750	4,225,215
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	187,461	26,062,703
Bio-Rad Laboratories, Inc. Class A (a)	13,083	4,224,370
Bio-Techne Corp.	102,487	7,907,897
Charles River Laboratories International, Inc. (a)	33,557	7,932,875
Danaher Corp.	422,027	97,631,726
Illumina, Inc. (a)	100,927	14,053,075
IQVIA Holdings, Inc. (a)	117,408	27,165,863
Mettler-Toledo International, Inc. (a)	13,962	16,935,348
Revvity, Inc.	81,540	8,913,137
Thermo Fisher Scientific, Inc.	248,203	131,743,670
Waters Corp. (a)	37,947	12,493,291
West Pharmaceutical Services, Inc.	47,165	16,607,740
		371,671,695
MACHINERY — 1.8%
Caterpillar, Inc.	327,070	96,704,787
Cummins, Inc.	91,047	21,812,130
Deere & Co.	171,768	68,684,870
Dover Corp.	91,008	13,997,941
Fortive Corp.	229,056	16,865,393
IDEX Corp.	47,821	10,382,417
Illinois Tool Works, Inc.	175,508	45,972,566
Ingersoll Rand, Inc.	258,845	20,019,072
Nordson Corp.	35,456	9,366,057
Otis Worldwide Corp.	262,424	23,479,075
PACCAR, Inc.	336,440	32,853,366
Parker-Hannifin Corp.	82,499	38,007,289
Pentair PLC	106,183	7,720,566
Snap-on, Inc.	33,845	9,775,790
Stanley Black & Decker, Inc.	97,119	9,527,374
Westinghouse Air Brake Technologies Corp.	114,759	14,562,917
Xylem, Inc.	154,262	17,641,402
		457,373,012
MEDIA — 0.7%
Charter Communications, Inc. Class A (a)	65,126	25,313,174
Comcast Corp. Class A	2,573,789	112,860,648
Fox Corp. Class A	163,080	4,838,583
Fox Corp. Class B	91,362	2,526,159
Security Description	Shares	Value
Interpublic Group of Cos., Inc.	249,848	$ 8,155,039
News Corp. Class A	251,297	6,169,341
News Corp. Class B	76,485	1,967,194
Omnicom Group, Inc.	126,941	10,981,666
Paramount Global Class B	322,559	4,770,648
		177,582,452
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	919,747	39,153,630
Newmont Corp.	740,320	30,641,845
Nucor Corp.	159,067	27,684,021
Steel Dynamics, Inc.	97,543	11,519,828
		108,999,324
MULTI-UTILITIES — 0.7%
Ameren Corp.	165,850	11,997,589
CenterPoint Energy, Inc.	402,847	11,509,339
CMS Energy Corp.	184,471	10,712,231
Consolidated Edison, Inc.	221,339	20,135,209
Dominion Energy, Inc.	536,467	25,213,949
DTE Energy Co.	132,086	14,563,802
NiSource, Inc.	261,825	6,951,454
Public Service Enterprise Group, Inc.	322,553	19,724,116
Sempra	403,676	30,166,707
WEC Energy Group, Inc.	201,697	16,976,837
		167,951,233
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	101,380	12,851,943
Boston Properties, Inc. REIT	91,256	6,403,433
		19,255,376
OIL, GAS & CONSUMABLE FUELS — 3.5%
APA Corp.	196,492	7,050,133
Chevron Corp.	1,125,157	167,828,418
ConocoPhillips	761,106	88,341,573
Coterra Energy, Inc.	486,235	12,408,717
Devon Energy Corp.	410,734	18,606,250
Diamondback Energy, Inc.	115,387	17,894,216
EOG Resources, Inc.	373,831	45,214,859
EQT Corp.	263,741	10,196,227
Exxon Mobil Corp.	2,567,421	256,690,752
Hess Corp.	177,525	25,592,004
Kinder Morgan, Inc.	1,246,170	21,982,439
Marathon Oil Corp.	375,122	9,062,948
Marathon Petroleum Corp.	243,311	36,097,620
Occidental Petroleum Corp.	425,445	25,403,321
ONEOK, Inc.	374,885	26,324,425
Phillips 66	282,025	37,548,808
Pioneer Natural Resources Co.	149,261	33,565,814
Targa Resources Corp.	145,692	12,656,264
Valero Energy Corp.	218,272	28,375,360
Williams Cos., Inc.	782,211	27,244,409
		908,084,557

See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	148,396	$ 21,702,915
Kenvue, Inc.	1,106,836	23,830,179
		45,533,094
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	1,304,195	66,918,246
Catalent, Inc. (a)	115,916	5,208,106
Eli Lilly & Co.	511,195	297,985,789
Johnson & Johnson	1,543,003	241,850,290
Merck & Co., Inc.	1,624,196	177,069,848
Pfizer, Inc.	3,619,109	104,194,148
Viatris, Inc.	772,401	8,365,103
Zoetis, Inc.	295,255	58,274,479
		959,866,009
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	264,816	61,694,184
Broadridge Financial Solutions, Inc.	74,850	15,400,388
Equifax, Inc.	79,783	19,729,538
Jacobs Solutions, Inc.	82,858	10,754,968
Leidos Holdings, Inc.	89,145	9,649,055
Paychex, Inc.	205,638	24,493,542
Robert Half, Inc.	70,422	6,191,502
Verisk Analytics, Inc.	92,886	22,186,750
		170,099,927
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	195,319	18,182,246
CoStar Group, Inc. (a)	263,651	23,040,461
		41,222,707
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	90,398	16,924,313
Camden Property Trust REIT	67,647	6,716,671
Equity Residential REIT	219,079	13,398,872
Essex Property Trust, Inc. REIT	41,416	10,268,683
Invitation Homes, Inc. REIT	372,124	12,693,150
Mid-America Apartment Communities, Inc. REIT	73,547	9,889,129
UDR, Inc. REIT	196,213	7,512,996
		77,403,814
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	46,515	4,793,371
Kimco Realty Corp. REIT	393,604	8,387,701
Realty Income Corp. REIT	455,997	26,183,348
Regency Centers Corp. REIT	106,025	7,103,675
Simon Property Group, Inc. REIT	210,505	30,026,433
		76,494,528
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.1%
Advanced Micro Devices, Inc. (a)	1,035,624	152,661,334
Security Description	Shares	Value
Analog Devices, Inc.	319,446	$ 63,429,198
Applied Materials, Inc.	536,095	86,884,917
Broadcom, Inc.	281,367	314,075,914
Enphase Energy, Inc. (a)	88,323	11,671,001
First Solar, Inc. (a)	64,091	11,041,597
Intel Corp.	2,688,870	135,115,718
KLA Corp.	87,073	50,615,535
Lam Research Corp.	84,434	66,133,775
Microchip Technology, Inc.	346,822	31,276,408
Micron Technology, Inc.	703,266	60,016,720
Monolithic Power Systems, Inc.	30,158	19,023,063
NVIDIA Corp.	1,583,101	783,983,277
NXP Semiconductors NV	165,221	37,947,959
ON Semiconductor Corp. (a)	277,490	23,178,740
Qorvo, Inc. (a)	62,385	7,025,175
QUALCOMM, Inc.	713,463	103,188,154
Skyworks Solutions, Inc.	103,348	11,618,382
Teradyne, Inc.	100,716	10,929,700
Texas Instruments, Inc.	582,104	99,225,448
		2,079,042,015
SOFTWARE — 10.8%
Adobe, Inc. (a)	291,834	174,108,164
ANSYS, Inc. (a)	55,451	20,122,059
Autodesk, Inc. (a)	137,351	33,442,221
Cadence Design Systems, Inc. (a)	174,402	47,501,873
Ceridian HCM Holding, Inc. (a) (c)	99,130	6,653,606
Fair Isaac Corp. (a)	15,846	18,444,902
Fortinet, Inc. (a)	408,499	23,909,446
Gen Digital, Inc.	370,637	8,457,936
Intuit, Inc.	179,716	112,327,892
Microsoft Corp.	4,763,691	1,791,338,364
Oracle Corp.	1,018,369	107,366,644
Palo Alto Networks, Inc. (a)	199,274	58,761,917
Paycom Software, Inc.	30,099	6,222,065
PTC, Inc. (a)	75,775	13,257,594
Roper Technologies, Inc.	67,912	37,023,585
Salesforce, Inc. (a)	623,644	164,105,682
ServiceNow, Inc. (a)	130,790	92,401,827
Synopsys, Inc. (a)	97,581	50,245,433
Tyler Technologies, Inc. (a)	26,796	11,203,944
		2,776,895,154
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	300,030	64,770,476
Crown Castle, Inc. REIT	277,579	31,974,325
Digital Realty Trust, Inc. REIT	194,155	26,129,380
Equinix, Inc. REIT	60,619	48,821,936
Extra Space Storage, Inc. REIT	136,314	21,855,224
Iron Mountain, Inc. REIT	184,367	12,902,003
Public Storage REIT	101,419	30,932,795
SBA Communications Corp. REIT	69,243	17,566,257
VICI Properties, Inc. REIT	647,234	20,633,820

See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Weyerhaeuser Co. REIT	473,125	$ 16,450,556
		292,036,772
SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (a)	11,259	29,111,383
Bath & Body Works, Inc.	147,266	6,356,001
Best Buy Co., Inc.	124,250	9,726,290
CarMax, Inc. (a)	102,488	7,864,929
Home Depot, Inc.	640,998	222,137,857
Lowe's Cos., Inc.	369,884	82,317,684
O'Reilly Automotive, Inc. (a)	37,941	36,046,985
Ross Stores, Inc.	219,021	30,310,316
TJX Cos., Inc.	733,364	68,796,877
Tractor Supply Co. (c)	69,386	14,920,072
Ulta Beauty, Inc. (a)	31,254	15,314,147
		522,902,541
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	9,370,597	1,804,121,041
Hewlett Packard Enterprise Co.	832,596	14,137,480
HP, Inc.	557,382	16,771,624
NetApp, Inc.	135,855	11,976,977
Seagate Technology Holdings PLC	124,155	10,599,112
Western Digital Corp. (a)	200,784	10,515,058
		1,868,121,292
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Lululemon Athletica, Inc. (a)	73,932	37,800,692
NIKE, Inc. Class B	784,474	85,170,342
Ralph Lauren Corp. (c)	26,846	3,871,193
Tapestry, Inc.	153,650	5,655,857
VF Corp.	211,973	3,985,092
		136,483,176
TOBACCO — 0.5%
Altria Group, Inc.	1,133,523	45,726,318
Philip Morris International, Inc.	997,761	93,869,355
		139,595,673
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	367,884	23,827,847
United Rentals, Inc.	43,538	24,965,560
Security Description	Shares	Value
WW Grainger, Inc.	28,584	$ 23,687,275
		72,480,682
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	125,490	16,563,425
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	326,141	52,290,186
TOTAL COMMON STOCKS (Cost $22,592,456,949)		25,671,229,664
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	51,889,300	51,910,056
State Street Navigator Securities Lending Portfolio II (b) (g)	34,664,930	34,664,930
TOTAL SHORT-TERM INVESTMENTS (Cost $86,579,789)		86,574,986
TOTAL INVESTMENTS — 100.0% (Cost $22,679,036,738)		25,757,804,650
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(6,442,567)
NET ASSETS — 100.0%		$25,751,362,083
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	255	03/15/2024	$59,119,781	$61,455,000	$2,335,219

During the period ended December 31, 2023, the average notional value related to futures contracts was $69,177,063.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$25,671,229,664	$—	$—	$25,671,229,664
Short-Term Investments	86,574,986	—	—	86,574,986
TOTAL INVESTMENTS	$25,757,804,650	$—	$—	$25,757,804,650
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 2,335,219	$—	$—	$ 2,335,219
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 2,335,219	$—	$—	$ 2,335,219

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	175,314	$12,829,479	$ 3,457,308	$ 1,929,545	$(464,334)	$1,435,264	197,885	$ 15,328,172	$ 254,704
State Street Institutional Liquid Reserves Fund, Premier Class	60,252,596	60,264,646	348,168,867	356,530,964	13,527	(6,020)	51,889,300	51,910,056	1,972,004
State Street Navigator Securities Lending Portfolio II	7,796,325	7,796,325	600,156,088	573,287,483	—	—	34,664,930	34,664,930	203,829
Total		$80,890,450	$951,782,263	$931,747,992	$(450,807)	$1,429,244		$101,903,158	$2,430,537
See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.7%
Axon Enterprise, Inc. (a)	70,741	$ 18,274,523
Boeing Co. (a)	250,356	65,257,795
Howmet Aerospace, Inc.	227,870	12,332,324
TransDigm Group, Inc.	55,342	55,983,967
		151,848,609
AIR FREIGHT & LOGISTICS — 0.0% (b)
Expeditors International of Washington, Inc.	54,037	6,873,506
AIRLINES — 0.1%
Delta Air Lines, Inc.	361,910	14,559,639
AUTOMOBILES — 3.2%
Tesla, Inc. (a)	2,768,602	687,942,225
BEVERAGES — 0.9%
Coca-Cola Co.	1,518,510	89,485,794
Monster Beverage Corp. (a)	445,266	25,651,774
PepsiCo, Inc.	495,214	84,107,146
		199,244,714
BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	653,705	101,304,664
Regeneron Pharmaceuticals, Inc. (a)	64,323	56,494,247
Vertex Pharmaceuticals, Inc. (a)	164,984	67,130,340
		224,929,251
BROADLINE RETAIL — 6.5%
Amazon.com, Inc. (a)	9,104,105	1,383,277,713
Etsy, Inc. (a) (c)	52,914	4,288,680
		1,387,566,393
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	77,744	6,409,215
Allegion PLC	33,510	4,245,382
Builders FirstSource, Inc. (a)	123,978	20,696,887
Carrier Global Corp.	404,484	23,237,606
Masco Corp.	121,724	8,153,074
Trane Technologies PLC	157,588	38,435,713
		101,177,877
CAPITAL MARKETS — 1.2%
Ameriprise Financial, Inc.	53,874	20,462,962
Blackstone, Inc.	511,873	67,014,413
Cboe Global Markets, Inc.	67,384	12,032,087
CME Group, Inc.	130,140	27,407,484
FactSet Research Systems, Inc.	17,981	8,577,836
Moody's Corp.	73,915	28,868,242
MSCI, Inc.	45,266	25,604,713
S&P Global, Inc.	142,664	62,846,345
		252,814,082
CHEMICALS — 0.9%
Celanese Corp. (c)	100,530	15,619,346
CF Industries Holdings, Inc.	103,683	8,242,799
Ecolab, Inc.	130,040	25,793,434
Security Description	Shares	Value
Linde PLC	252,324	$ 103,631,990
Sherwin-Williams Co.	117,716	36,715,620
		190,003,189
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	47,531	28,645,033
Copart, Inc. (a)	873,889	42,820,561
Republic Services, Inc.	117,086	19,308,652
Rollins, Inc.	121,230	5,294,114
Waste Management, Inc.	172,221	30,844,781
		126,913,141
COMMUNICATIONS EQUIPMENT — 0.4%
Arista Networks, Inc. (a)	252,034	59,356,528
Motorola Solutions, Inc.	96,214	30,123,641
		89,480,169
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	100,635	21,717,033
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	40,972	20,441,340
Vulcan Materials Co.	85,462	19,400,729
		39,842,069
CONSUMER FINANCE — 0.4%
American Express Co.	403,152	75,526,496
Discover Financial Services	135,638	15,245,711
		90,772,207
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Costco Wholesale Corp.	186,080	122,827,686
DISTRIBUTORS — 0.0% (b)
Pool Corp. (c)	22,131	8,823,851
ELECTRIC UTILITIES — 0.1%
Constellation Energy Corp.	144,364	16,874,708
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	111,243	18,342,858
Eaton Corp. PLC	247,656	59,640,518
Generac Holdings, Inc. (a)	37,672	4,868,730
Rockwell Automation, Inc.	55,296	17,168,302
		100,020,408
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	334,991	33,207,658
CDW Corp.	56,506	12,844,944
Hubbell, Inc.	24,756	8,142,991
Jabil, Inc.	69,382	8,839,267
TE Connectivity Ltd.	121,718	17,101,379
		80,136,239
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	108,127	14,792,855
Live Nation Entertainment, Inc. (a) (c)	142,564	13,343,990
Netflix, Inc. (a)	438,154	213,328,420

See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a) (c)	79,444	$ 12,786,512
		254,251,777
FINANCIAL SERVICES — 2.8%
Fiserv, Inc. (a)	312,209	41,473,843
FleetCor Technologies, Inc. (a)	72,552	20,503,921
Mastercard, Inc. Class A	596,817	254,548,419
Visa, Inc. Class A	1,053,106	274,176,147
		590,702,330
FOOD PRODUCTS — 0.3%
Hershey Co.	57,184	10,661,385
Lamb Weston Holdings, Inc.	96,120	10,389,611
Mondelez International, Inc. Class A	571,401	41,386,574
		62,437,570
GROUND TRANSPORTATION — 1.2%
CSX Corp.	988,031	34,255,035
Old Dominion Freight Line, Inc.	89,474	36,266,496
Uber Technologies, Inc. (a)	2,059,572	126,807,848
Union Pacific Corp.	274,439	67,407,707
		264,737,086
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Align Technology, Inc. (a)	39,372	10,787,928
Boston Scientific Corp. (a)	805,520	46,567,111
Cooper Cos., Inc.	20,886	7,904,098
Dexcom, Inc. (a)	235,643	29,240,940
Edwards Lifesciences Corp. (a)	225,408	17,187,360
IDEXX Laboratories, Inc. (a)	46,691	25,915,840
Insulet Corp. (a)	26,634	5,779,045
Intuitive Surgical, Inc. (a)	232,464	78,424,055
STERIS PLC	55,596	12,222,781
Stryker Corp.	216,446	64,816,919
		298,846,077
HEALTH CARE PROVIDERS & SERVICES — 1.1%
DaVita, Inc. (a)	29,810	3,122,896
HCA Healthcare, Inc.	94,999	25,714,329
Molina Healthcare, Inc. (a)	34,560	12,486,874
UnitedHealth Group, Inc.	351,851	185,238,996
		226,563,095
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	425,187	8,278,391
HOTELS, RESTAURANTS & LEISURE — 2.9%
Airbnb, Inc. Class A (a)	217,312	29,584,856
Booking Holdings, Inc. (a)	34,910	123,833,450
Caesars Entertainment, Inc. (a)	125,678	5,891,785
Carnival Corp. (a)	718,560	13,322,102
Chipotle Mexican Grill, Inc. (a)	27,419	62,706,156
Darden Restaurants, Inc. (c)	62,920	10,337,756
Domino's Pizza, Inc.	13,973	5,760,090
Expedia Group, Inc. (a)	133,940	20,330,753
Hilton Worldwide Holdings, Inc.	256,482	46,702,807
Security Description	Shares	Value
Las Vegas Sands Corp.	226,210	$ 11,131,794
Marriott International, Inc. Class A	246,861	55,669,624
McDonald's Corp.	319,410	94,708,259
MGM Resorts International (a)	186,636	8,338,897
Norwegian Cruise Line Holdings Ltd. (a) (c)	427,330	8,563,693
Royal Caribbean Cruises Ltd. (a)	235,632	30,511,988
Starbucks Corp.	674,514	64,760,089
Wynn Resorts Ltd.	96,430	8,785,737
Yum! Brands, Inc.	129,537	16,925,304
		617,865,140
HOUSEHOLD DURABLES — 0.6%
DR Horton, Inc.	301,391	45,805,404
Garmin Ltd.	83,006	10,669,592
Lennar Corp. Class A	140,702	20,970,226
NVR, Inc. (a)	3,160	22,121,422
PulteGroup, Inc.	216,546	22,351,878
		121,918,522
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	113,854	10,766,034
Colgate-Palmolive Co.	322,548	25,710,301
Procter & Gamble Co.	919,922	134,805,370
		171,281,705
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co.	468,204	59,756,877
INSURANCE — 0.9%
Aon PLC Class A	102,085	29,708,777
Arch Capital Group Ltd. (a)	374,882	27,842,486
Arthur J Gallagher & Co.	110,597	24,871,053
Brown & Brown, Inc.	185,019	13,156,701
Marsh & McLennan Cos., Inc.	256,476	48,594,508
Progressive Corp.	292,604	46,605,965
		190,779,490
INTERACTIVE MEDIA & SERVICES — 10.8%
Alphabet, Inc. Class A (a)	5,924,418	827,581,950
Alphabet, Inc. Class C (a)	4,986,118	702,693,610
Meta Platforms, Inc. Class A (a)	2,221,960	786,484,962
		2,316,760,522
IT SERVICES — 0.8%
Accenture PLC Class A	339,207	119,031,128
Akamai Technologies, Inc. (a)	71,182	8,424,390
EPAM Systems, Inc. (a)	23,193	6,896,207
Gartner, Inc. (a)	77,894	35,138,762
VeriSign, Inc. (a)	42,452	8,743,414
		178,233,901
LIFE SCIENCES TOOLS & SERVICES — 0.6%
IQVIA Holdings, Inc. (a)	69,902	16,173,925
Mettler-Toledo International, Inc. (a)	8,289	10,054,225
Thermo Fisher Scientific, Inc.	146,907	77,976,767

See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Waters Corp. (a)	21,930	$ 7,220,014
West Pharmaceutical Services, Inc.	74,282	26,156,178
		137,581,109
MACHINERY — 1.6%
Caterpillar, Inc.	296,114	87,552,027
Deere & Co.	152,760	61,084,141
Fortive Corp.	353,048	25,994,924
Illinois Tool Works, Inc.	125,880	32,973,007
Ingersoll Rand, Inc.	313,033	24,209,972
Otis Worldwide Corp.	160,288	14,340,968
PACCAR, Inc.	381,798	37,282,575
Parker-Hannifin Corp.	100,230	46,175,961
Pentair PLC	116,216	8,450,065
Snap-on, Inc.	23,873	6,895,477
		344,959,117
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	46,434	18,047,967
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	716,752	30,512,133
Nucor Corp.	155,548	27,071,574
Steel Dynamics, Inc.	96,290	11,371,849
		68,955,556
OIL, GAS & CONSUMABLE FUELS — 1.7%
APA Corp.	306,991	11,014,837
ConocoPhillips	819,921	95,168,231
Coterra Energy, Inc.	498,699	12,726,799
Diamondback Energy, Inc.	178,897	27,743,347
EOG Resources, Inc.	385,012	46,567,201
Hess Corp.	276,499	39,860,096
Marathon Oil Corp.	311,565	7,527,410
Marathon Petroleum Corp.	208,798	30,977,271
ONEOK, Inc.	362,764	25,473,288
Pioneer Natural Resources Co.	116,628	26,227,305
Targa Resources Corp.	220,993	19,197,662
Williams Cos., Inc.	476,505	16,596,669
		359,080,116
PHARMACEUTICALS — 2.9%
Eli Lilly & Co.	798,274	465,329,880
Merck & Co., Inc.	1,014,389	110,588,689
Zoetis, Inc.	252,558	49,847,372
		625,765,941
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	160,377	37,363,030
Broadridge Financial Solutions, Inc.	67,306	13,848,209
Equifax, Inc.	48,295	11,942,871
Paychex, Inc.	129,163	15,384,605
Verisk Analytics, Inc.	80,111	19,135,313
		97,674,028
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	176,376	$ 15,413,499
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	121,218	17,290,536
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.1%
Advanced Micro Devices, Inc. (a)	1,617,232	238,396,169
Analog Devices, Inc.	294,187	58,413,771
Applied Materials, Inc.	837,230	135,689,866
Broadcom, Inc.	439,392	490,471,320
Enphase Energy, Inc. (a)	50,740	6,704,784
KLA Corp.	136,062	79,092,841
Lam Research Corp.	131,883	103,298,678
Microchip Technology, Inc.	319,192	28,784,734
Monolithic Power Systems, Inc.	47,850	30,182,823
NVIDIA Corp.	2,472,759	1,224,559,712
NXP Semiconductors NV	193,370	44,413,222
ON Semiconductor Corp. (a)	190,384	15,902,775
QUALCOMM, Inc.	579,109	83,756,535
Texas Instruments, Inc.	336,181	57,305,413
		2,596,972,643
SOFTWARE — 19.8%
Adobe, Inc. (a)	455,685	271,861,671
ANSYS, Inc. (a)	49,696	18,033,684
Autodesk, Inc. (a)	111,674	27,190,385
Cadence Design Systems, Inc. (a)	272,166	74,129,853
Ceridian HCM Holding, Inc. (a) (c)	86,206	5,786,147
Fair Isaac Corp. (a)	24,692	28,741,735
Fortinet, Inc. (a)	637,318	37,302,222
Intuit, Inc.	280,523	175,335,291
Microsoft Corp.	7,440,668	2,797,988,795
Oracle Corp.	1,590,253	167,660,374
Palo Alto Networks, Inc. (a)	310,970	91,698,834
Paycom Software, Inc.	21,126	4,367,167
PTC, Inc. (a)	71,611	12,529,060
Roper Technologies, Inc.	46,134	25,150,873
Salesforce, Inc. (a)	973,978	256,292,571
ServiceNow, Inc. (a)	205,114	144,910,990
Synopsys, Inc. (a)	152,174	78,355,914
Tyler Technologies, Inc. (a)	42,214	17,650,518
		4,234,986,084
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	191,161	41,267,837
Digital Realty Trust, Inc. REIT	124,678	16,779,165
Equinix, Inc. REIT	44,134	35,545,082
Iron Mountain, Inc. REIT	149,586	10,468,028
Public Storage REIT	66,722	20,350,210
SBA Communications Corp. REIT	43,411	11,012,937
		135,423,259

See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 1.6%
AutoZone, Inc. (a)	12,164	$ 31,451,360
Home Depot, Inc.	370,285	128,322,267
O'Reilly Automotive, Inc. (a)	43,188	41,032,055
Ross Stores, Inc.	338,724	46,876,014
TJX Cos., Inc.	743,966	69,791,450
Tractor Supply Co. (c)	45,634	9,812,679
Ulta Beauty, Inc. (a)	32,650	15,998,174
		343,283,999
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 13.2%
Apple, Inc.	14,636,038	2,817,876,396
NetApp, Inc.	77,644	6,845,095
Seagate Technology Holdings PLC (c)	80,144	6,841,893
		2,831,563,384
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Lululemon Athletica, Inc. (a)	115,208	58,904,698
NIKE, Inc. Class B	526,562	57,168,837
Ralph Lauren Corp. (c)	21,986	3,170,381
		119,243,916
TOBACCO — 0.3%
Philip Morris International, Inc.	574,680	54,065,894
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	286,968	18,586,917
United Rentals, Inc. (c)	67,720	38,832,003
WW Grainger, Inc.	33,125	27,450,356
		84,869,276
TOTAL COMMON STOCKS (Cost $17,755,633,494)		21,361,955,803
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	3,261,392	$ 3,262,697
State Street Navigator Securities Lending Portfolio II (f) (g)	23,074,651	23,074,651
TOTAL SHORT-TERM INVESTMENTS (Cost $26,337,348)		26,337,348
TOTAL INVESTMENTS — 100.0% (Cost $17,781,970,842)		21,388,293,151
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(3,435,554)
NET ASSETS — 100.0%		$21,384,857,597
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,361,955,803	$—	$—	$21,361,955,803
Short-Term Investments	26,337,348	—	—	26,337,348
TOTAL INVESTMENTS	$21,388,293,151	$—	$—	$21,388,293,151

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,291,050	$8,292,708	$226,048,391	$231,077,496	$(624)	$(282)	3,261,392	$ 3,262,697	$288,538
State Street Navigator Securities Lending Portfolio II	—	—	734,998,034	711,923,383	—	—	23,074,651	23,074,651	190,442
Total		$8,292,708	$961,046,425	$943,000,879	$(624)	$(282)		$26,337,348	$478,980
See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUTOMOBILES — 1.1%
Ford Motor Co.	6,234,047	$ 75,993,033
BANKS — 19.3%
Citigroup, Inc.	1,825,706	93,914,317
Citizens Financial Group, Inc.	2,707,386	89,722,772
Comerica, Inc.	1,678,807	93,694,219
Fifth Third Bancorp	3,035,806	104,704,949
Huntington Bancshares, Inc.	7,185,347	91,397,614
KeyCorp	7,317,561	105,372,878
M&T Bank Corp.	622,498	85,332,026
Morgan Stanley	916,759	85,487,777
Northern Trust Corp.	1,093,415	92,262,358
PNC Financial Services Group, Inc.	641,663	99,361,515
Regions Financial Corp.	4,339,544	84,100,363
Truist Financial Corp.	2,597,353	95,894,273
U.S. Bancorp	2,216,287	95,920,901
Zions Bancorp NA (a)	2,348,357	103,022,421
		1,320,188,383
BIOTECHNOLOGY — 4.2%
AbbVie, Inc.	607,719	94,178,213
Amgen, Inc.	369,576	106,445,280
Gilead Sciences, Inc.	1,120,466	90,768,951
		291,392,444
CAPITAL MARKETS — 3.7%
Franklin Resources, Inc.	2,946,735	87,783,236
Invesco Ltd.	4,832,443	86,210,783
T Rowe Price Group, Inc.	721,068	77,651,813
		251,645,832
CHEMICALS — 3.9%
Dow, Inc.	1,655,851	90,806,869
International Flavors & Fragrances, Inc.	1,021,429	82,705,106
LyondellBasell Industries NV Class A	958,207	91,106,321
		264,618,296
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Walgreens Boots Alliance, Inc. (a)	2,840,363	74,161,878
CONTAINERS & PACKAGING — 4.1%
Amcor PLC	8,584,708	82,756,585
International Paper Co.	2,688,012	97,171,634
Packaging Corp. of America	627,446	102,217,228
		282,145,447
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	5,820,132	97,661,815
Security Description	Shares	Value
Verizon Communications, Inc.	2,560,679	$ 96,537,598
		194,199,413
ELECTRIC UTILITIES — 12.3%
American Electric Power Co., Inc.	990,769	80,470,258
Duke Energy Corp.	918,189	89,101,061
Edison International	1,196,469	85,535,569
Entergy Corp.	830,847	84,073,408
Evergy, Inc.	1,423,221	74,292,136
Eversource Energy	1,180,886	72,884,284
FirstEnergy Corp.	2,169,801	79,544,905
NRG Energy, Inc.	2,296,722	118,740,527
Pinnacle West Capital Corp.	1,019,936	73,272,202
Southern Co.	1,189,744	83,424,849
		841,339,199
FOOD PRODUCTS — 2.4%
Conagra Brands, Inc.	2,609,517	74,788,757
Kraft Heinz Co.	2,393,881	88,525,720
		163,314,477
HEALTH CARE REITs — 2.4%
Healthpeak Properties, Inc. REIT	3,923,759	77,690,428
Ventas, Inc. REIT	1,751,542	87,296,853
		164,987,281
HOUSEHOLD DURABLES — 1.0%
Whirlpool Corp. (a)	577,300	70,297,821
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	834,515	91,229,180
INSURANCE — 1.4%
Prudential Financial, Inc.	901,505	93,495,083
IT SERVICES — 1.5%
International Business Machines Corp.	623,536	101,979,313
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Hasbro, Inc. (a)	1,339,432	68,391,398
MULTI-UTILITIES — 2.3%
Dominion Energy, Inc.	1,610,571	75,696,837
Public Service Enterprise Group, Inc.	1,344,325	82,205,474
		157,902,311
OFFICE REITs — 2.7%
Alexandria Real Estate Equities, Inc. REIT	706,809	89,602,177
Boston Properties, Inc. REIT	1,349,847	94,718,764
		184,320,941

See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 6.6%
Chevron Corp.	536,365	$ 80,004,203
Kinder Morgan, Inc.	4,792,446	84,538,747
ONEOK, Inc.	1,293,905	90,858,009
Phillips 66	814,271	108,412,041
Williams Cos., Inc.	2,562,320	89,245,606
		453,058,606
PHARMACEUTICALS — 2.3%
Pfizer, Inc.	2,320,423	66,804,978
Viatris, Inc.	8,193,677	88,737,522
		155,542,500
RESIDENTIAL REITs — 3.5%
Equity Residential REIT	1,264,448	77,333,640
Essex Property Trust, Inc. REIT	356,039	88,276,310
UDR, Inc. REIT	2,007,739	76,876,326
		242,486,276
RETAIL REITs — 6.4%
Federal Realty Investment Trust REIT	843,514	86,924,118
Kimco Realty Corp. REIT	4,151,510	88,468,678
Realty Income Corp. REIT	1,369,615	78,643,293
Regency Centers Corp. REIT	1,323,242	88,657,214
Simon Property Group, Inc. REIT	699,372	99,758,422
		442,451,725
SPECIALIZED REITs — 6.7%
Crown Castle, Inc. REIT	780,619	89,919,502
Digital Realty Trust, Inc. REIT	706,723	95,110,781
Iron Mountain, Inc. REIT	1,400,002	97,972,140
Public Storage REIT	293,587	89,544,035
VICI Properties, Inc. REIT	2,639,636	84,151,596
		456,698,054
SPECIALTY RETAIL — 1.2%
Best Buy Co., Inc.	1,023,639	80,130,461
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Seagate Technology Holdings PLC	1,467,553	125,285,000
Security Description	Shares	Value
TOBACCO — 2.3%
Altria Group, Inc.	1,903,363	$ 76,781,664
Philip Morris International, Inc.	889,054	83,642,200
		160,423,864
TOTAL COMMON STOCKS (Cost $7,239,521,669)		6,807,678,216

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (b) (c)	36,162,805	36,177,271
State Street Navigator Securities Lending Portfolio II (d) (e)	17,601,039	17,601,039
TOTAL SHORT-TERM INVESTMENTS (Cost $53,777,956)		53,778,310
TOTAL INVESTMENTS — 100.1% (Cost $7,293,299,625)		6,861,456,526
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(6,590,390)
NET ASSETS — 100.0%		$ 6,854,866,136
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	183	03/15/2024	$42,339,276	$44,103,000	$1,763,724

During the period ended December 31, 2023, the average notional value related to futures contracts was $41,244,605.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,807,678,216	$—	$—	$6,807,678,216
Short-Term Investments	53,778,310	—	—	53,778,310
TOTAL INVESTMENTS	$6,861,456,526	$—	$—	$6,861,456,526
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 1,763,724	$—	$—	$ 1,763,724
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,763,724	$—	$—	$ 1,763,724

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,740,296	$24,745,244	$ 335,623,377	$ 324,198,559	$7,492	$(283)	36,162,805	$36,177,271	$840,378
State Street Navigator Securities Lending Portfolio II	57,337,305	57,337,305	781,208,677	820,944,943	—	—	17,601,039	17,601,039	55,280
Total		$82,082,549	$1,116,832,054	$1,145,143,502	$7,492	$(283)		$53,778,310	$895,658
See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Boeing Co. (a)	341,806	$ 89,095,152
General Dynamics Corp.	243,140	63,136,164
Howmet Aerospace, Inc.	175,478	9,496,869
Huntington Ingalls Industries, Inc.	42,433	11,017,304
L3Harris Technologies, Inc.	203,564	42,874,650
Lockheed Martin Corp.	237,011	107,422,866
Northrop Grumman Corp.	152,199	71,250,440
RTX Corp.	1,542,863	129,816,493
Textron, Inc.	209,337	16,834,881
		540,944,819
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	124,683	10,771,364
Expeditors International of Washington, Inc.	97,813	12,441,814
FedEx Corp.	248,263	62,803,091
United Parcel Service, Inc. Class B	776,019	122,013,467
		208,029,736
AIRLINES — 0.3%
American Airlines Group, Inc. (a) (b)	698,196	9,593,213
Delta Air Lines, Inc.	302,454	12,167,725
Southwest Airlines Co. (b)	636,840	18,391,939
United Airlines Holdings, Inc. (a)	350,424	14,458,494
		54,611,371
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	303,817	27,258,461
BorgWarner, Inc.	251,104	9,002,079
		36,260,540
AUTOMOBILES — 0.5%
Ford Motor Co.	4,221,104	51,455,258
General Motors Co. (b)	1,470,105	52,806,171
		104,261,429
BANKS — 8.7%
Bank of America Corp.	7,386,463	248,702,209
Bank of New York Mellon Corp.	825,733	42,979,403
Citigroup, Inc.	2,053,765	105,645,672
Citizens Financial Group, Inc.	498,091	16,506,736
Comerica, Inc.	140,890	7,863,071
Fifth Third Bancorp	731,618	25,233,505
Goldman Sachs Group, Inc.	349,898	134,980,151
Huntington Bancshares, Inc.	1,547,173	19,680,041
JPMorgan Chase & Co.	3,101,355	527,540,485
KeyCorp	1,000,353	14,405,083
M&T Bank Corp.	178,307	24,442,324
Morgan Stanley	1,356,069	126,453,434
Northern Trust Corp.	221,250	18,669,075
PNC Financial Services Group, Inc.	427,583	66,211,227
Regions Financial Corp.	993,695	19,257,809
Security Description	Shares	Value
State Street Corp. (c)	331,513	$ 25,678,997
Truist Financial Corp.	1,431,612	52,855,115
U.S. Bancorp	1,671,052	72,323,131
Wells Fargo & Co.	3,896,305	191,776,132
Zions Bancorp NA	158,266	6,943,129
		1,748,146,729
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	195,547	11,165,734
Coca-Cola Co.	2,546,718	150,078,092
Constellation Brands, Inc. Class A	173,562	41,958,614
Keurig Dr Pepper, Inc.	1,081,181	36,024,951
Molson Coors Beverage Co. Class B	197,821	12,108,623
Monster Beverage Corp. (a)	315,771	18,191,567
PepsiCo, Inc.	944,130	160,351,039
		429,878,620
BIOTECHNOLOGY — 3.1%
AbbVie, Inc.	1,193,437	184,946,932
Amgen, Inc.	573,761	165,254,643
Biogen, Inc. (a)	155,548	40,251,156
Gilead Sciences, Inc.	1,337,065	108,315,636
Incyte Corp. (a)	198,709	12,476,938
Moderna, Inc. (a)	356,203	35,424,388
Regeneron Pharmaceuticals, Inc. (a)	46,015	40,414,514
Vertex Pharmaceuticals, Inc. (a)	99,596	40,524,617
		627,608,824
BROADLINE RETAIL — 0.1%
eBay, Inc.	557,642	24,324,344
Etsy, Inc. (a)	71,585	5,801,964
		30,126,308
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	48,597	4,006,337
Allegion PLC	58,215	7,375,258
Carrier Global Corp.	468,670	26,925,092
Johnson Controls International PLC	730,575	42,110,343
Masco Corp.	110,338	7,390,439
Trane Technologies PLC	75,667	18,455,181
		106,262,650
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	51,098	19,408,553
BlackRock, Inc.	149,992	121,763,506
Blackstone, Inc.	213,775	27,987,423
Cboe Global Markets, Inc.	40,580	7,245,965
Charles Schwab Corp.	1,596,885	109,865,688
CME Group, Inc.	247,382	52,098,649
FactSet Research Systems, Inc.	21,536	10,273,749
Franklin Resources, Inc.	301,227	8,973,552
Intercontinental Exchange, Inc.	614,293	78,893,650
Invesco Ltd.	480,364	8,569,694
MarketAxess Holdings, Inc.	40,538	11,871,553

See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Moody's Corp.	89,553	$ 34,975,820
MSCI, Inc.	36,491	20,641,134
Nasdaq, Inc.	363,653	21,142,785
Raymond James Financial, Inc.	201,909	22,512,854
S&P Global, Inc.	194,774	85,801,842
T Rowe Price Group, Inc.	240,065	25,852,600
		667,879,017
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	238,224	65,225,731
Albemarle Corp. (b)	125,445	18,124,294
CF Industries Holdings, Inc.	93,913	7,466,084
Corteva, Inc.	756,814	36,266,527
Dow, Inc.	753,098	41,299,894
DuPont de Nemours, Inc.	461,828	35,528,428
Eastman Chemical Co.	126,668	11,377,320
Ecolab, Inc.	133,578	26,495,196
FMC Corp.	133,328	8,406,330
International Flavors & Fragrances, Inc.	274,307	22,210,638
Linde PLC	249,784	102,588,787
LyondellBasell Industries NV Class A	275,261	26,171,816
Mosaic Co.	349,203	12,477,023
PPG Industries, Inc.	253,150	37,858,583
Sherwin-Williams Co.	126,495	39,453,790
		490,950,441
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	41,828	25,208,062
Republic Services, Inc.	93,998	15,501,210
Rollins, Inc.	170,960	7,465,823
Veralto Corp.	234,141	19,260,439
Waste Management, Inc.	208,588	37,358,111
		104,793,645
COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	4,345,668	219,543,147
F5, Inc. (a)	63,764	11,412,481
Juniper Networks, Inc.	340,730	10,044,721
Motorola Solutions, Inc.	74,958	23,468,600
		264,468,949
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	48,198	10,401,128
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	22,468	11,209,510
Vulcan Materials Co.	51,071	11,593,628
		22,803,138
CONSUMER FINANCE — 0.6%
American Express Co.	185,543	34,759,626
Capital One Financial Corp.	408,763	53,597,005
Discover Financial Services	122,871	13,810,700
Synchrony Financial	442,150	16,885,708
		119,053,039
Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
Costco Wholesale Corp.	275,469	$ 181,831,577
Dollar General Corp.	235,741	32,048,989
Dollar Tree, Inc. (a) (b)	224,458	31,884,259
Kroger Co.	710,744	32,488,108
Sysco Corp.	541,363	39,589,876
Target Corp.	495,418	70,557,432
Walgreens Boots Alliance, Inc.	766,051	20,001,592
Walmart, Inc.	1,530,459	241,276,861
		649,678,694
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,544,235	14,886,425
Avery Dennison Corp.	85,992	17,384,143
Ball Corp.	336,829	19,374,404
International Paper Co.	369,692	13,364,366
Packaging Corp. of America	95,721	15,593,908
Westrock Co.	273,973	11,375,359
		91,978,605
DISTRIBUTORS — 0.2%
Genuine Parts Co.	150,607	20,859,070
LKQ Corp.	285,914	13,663,830
Pool Corp. (b)	17,786	7,091,456
		41,614,356
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	7,671,979	128,735,808
Verizon Communications, Inc.	4,510,679	170,052,598
		298,788,406
ELECTRIC UTILITIES — 3.2%
Alliant Energy Corp.	272,619	13,985,355
American Electric Power Co., Inc.	564,514	45,849,827
Constellation Energy Corp.	188,765	22,064,741
Duke Energy Corp.	827,112	80,262,948
Edison International	411,712	29,433,291
Entergy Corp.	227,173	22,987,636
Evergy, Inc.	245,521	12,816,196
Eversource Energy	375,408	23,170,182
Exelon Corp.	1,068,902	38,373,582
FirstEnergy Corp.	555,005	20,346,483
NextEra Energy, Inc.	2,201,451	133,716,134
NRG Energy, Inc.	241,214	12,470,764
PG&E Corp.	2,290,778	41,302,727
Pinnacle West Capital Corp.	121,138	8,702,554
PPL Corp.	792,138	21,466,940
Southern Co.	1,170,463	82,072,865
Xcel Energy, Inc.	592,614	36,688,733
		645,710,958
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	128,265	21,149,616
Eaton Corp. PLC	162,916	39,233,431
Emerson Electric Co.	611,920	59,558,174
Generac Holdings, Inc. (a)	25,602	3,308,802

See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Rockwell Automation, Inc.	63,693	$ 19,775,403
		143,025,426
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	282,539	28,008,091
CDW Corp.	83,035	18,875,516
Corning, Inc.	824,978	25,120,580
Hubbell, Inc.	30,932	10,174,463
Jabil, Inc.	62,881	8,011,039
Keysight Technologies, Inc. (a)	190,726	30,342,599
TE Connectivity Ltd.	203,707	28,620,834
Teledyne Technologies, Inc. (a)	50,676	22,616,192
Trimble, Inc. (a)	265,751	14,137,953
Zebra Technologies Corp. Class A (a)	54,796	14,977,391
		200,884,658
ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes Co.	1,080,537	36,932,755
Halliburton Co.	961,126	34,744,705
Schlumberger NV	1,533,061	79,780,494
		151,457,954
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	147,296	20,151,566
Take-Two Interactive Software, Inc. (a)	84,504	13,600,919
Walt Disney Co.	1,963,152	177,252,994
Warner Bros Discovery, Inc. (a)	2,383,507	27,124,309
		238,129,788
FINANCIAL SERVICES — 5.7%
Berkshire Hathaway, Inc. Class B (a)	1,951,802	696,129,701
Fidelity National Information Services, Inc.	636,249	38,219,477
Fiserv, Inc. (a)	309,320	41,090,069
Global Payments, Inc.	279,574	35,505,898
Jack Henry & Associates, Inc.	77,847	12,720,978
Mastercard, Inc. Class A	248,807	106,118,674
PayPal Holdings, Inc. (a)	1,157,118	71,058,616
Visa, Inc. Class A	581,487	151,390,141
		1,152,233,554
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	572,659	41,357,433
Bunge Global SA	155,191	15,666,531
Campbell Soup Co.	209,787	9,069,092
Conagra Brands, Inc.	510,676	14,635,974
General Mills, Inc.	624,063	40,651,464
Hershey Co.	99,296	18,512,746
Hormel Foods Corp.	309,434	9,935,926
J M Smucker Co.	113,423	14,334,399
Kellanova	281,800	15,755,438
Kraft Heinz Co.	856,259	31,664,458
Lamb Weston Holdings, Inc.	52,598	5,685,318
McCormick & Co., Inc.	268,444	18,366,938
Security Description	Shares	Value
Mondelez International, Inc. Class A	846,871	$ 61,338,867
Tyson Foods, Inc. Class A	304,753	16,380,474
		313,355,058
GAS UTILITIES — 0.1%
Atmos Energy Corp.	158,642	18,386,608
GROUND TRANSPORTATION — 1.0%
CSX Corp.	1,060,988	36,784,454
JB Hunt Transport Services, Inc.	87,030	17,383,372
Norfolk Southern Corp.	242,757	57,382,900
Union Pacific Corp.	359,851	88,386,602
		199,937,328
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	1,861,772	204,925,244
Align Technology, Inc. (a)	34,241	9,382,034
Baxter International, Inc.	545,189	21,077,007
Becton Dickinson & Co.	311,358	75,918,421
Boston Scientific Corp. (a)	707,465	40,898,552
Cooper Cos., Inc.	30,711	11,622,271
DENTSPLY SIRONA, Inc.	226,282	8,053,376
Dexcom, Inc. (a)	161,977	20,099,726
Edwards Lifesciences Corp. (a)	410,414	31,294,067
GE HealthCare Technologies, Inc.	420,546	32,516,617
Hologic, Inc. (a)	261,773	18,703,681
IDEXX Laboratories, Inc. (a)	39,295	21,810,690
Insulet Corp. (a)	46,215	10,027,731
Intuitive Surgical, Inc. (a)	128,532	43,361,555
Medtronic PLC	1,427,715	117,615,162
ResMed, Inc.	157,976	27,175,032
STERIS PLC	46,373	10,195,104
Stryker Corp.	130,678	39,132,834
Teleflex, Inc.	50,210	12,519,361
Zimmer Biomet Holdings, Inc.	224,526	27,324,814
		783,653,279
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Cardinal Health, Inc.	264,839	26,695,771
Cencora, Inc.	179,040	36,771,235
Centene Corp. (a)	573,555	42,563,517
Cigna Group	313,936	94,008,135
CVS Health Corp.	1,378,306	108,831,042
DaVita, Inc. (a)	25,877	2,710,875
Elevance Health, Inc.	251,907	118,789,265
HCA Healthcare, Inc.	110,616	29,941,539
Henry Schein, Inc. (a)	139,547	10,565,103
Humana, Inc.	132,067	60,461,593
Laboratory Corp. of America Holdings	90,779	20,633,159
McKesson Corp.	142,859	66,140,860
Molina Healthcare, Inc. (a)	25,549	9,231,109
Quest Diagnostics, Inc.	120,133	16,563,938
UnitedHealth Group, Inc.	615,192	323,880,132

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc. Class B	65,214	$ 9,941,222
		977,728,495
HEALTH CARE REITs — 0.4%
Healthpeak Properties, Inc. REIT	584,454	11,572,189
Ventas, Inc. REIT	432,372	21,549,420
Welltower, Inc. REIT	594,104	53,570,358
		86,691,967
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	301,424	5,868,725
HOTELS, RESTAURANTS & LEISURE — 1.4%
Airbnb, Inc. Class A (a)	233,399	31,774,940
Caesars Entertainment, Inc. (a)	96,802	4,538,078
Carnival Corp. (a)	312,132	5,786,927
Darden Restaurants, Inc.	61,674	10,133,038
Domino's Pizza, Inc.	22,395	9,231,891
Las Vegas Sands Corp.	153,874	7,572,140
McDonald's Corp.	435,882	129,243,372
MGM Resorts International (a)	93,430	4,174,452
Starbucks Corp.	502,892	48,282,661
Yum! Brands, Inc.	161,772	21,137,129
		271,874,628
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	75,208	9,667,236
Lennar Corp. Class A	117,642	17,533,364
Mohawk Industries, Inc. (a)	56,548	5,852,718
Whirlpool Corp.	58,640	7,140,593
		40,193,911
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	142,191	13,445,581
Clorox Co.	132,492	18,892,034
Colgate-Palmolive Co.	539,324	42,989,516
Kimberly-Clark Corp.	362,866	44,091,848
Procter & Gamble Co.	1,542,411	226,024,908
		345,443,887
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	715,411	13,771,662
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	592,844	64,809,706
General Electric Co.	665,761	84,971,076
Honeywell International, Inc.	707,373	148,343,192
		298,123,974
INDUSTRIAL REITs — 0.7%
Prologis, Inc. REIT	991,383	132,151,354
INSURANCE — 3.4%
Aflac, Inc.	570,872	47,096,940
Allstate Corp.	281,017	39,336,760
American International Group, Inc.	753,590	51,055,722
Security Description	Shares	Value
Aon PLC Class A	105,336	$ 30,654,883
Arthur J Gallagher & Co.	113,627	25,552,440
Assurant, Inc.	56,243	9,476,383
Brown & Brown, Inc.	55,513	3,947,529
Chubb Ltd.	437,820	98,947,320
Cincinnati Financial Corp.	167,673	17,347,449
Everest Group Ltd.	46,375	16,397,272
Globe Life, Inc.	91,543	11,142,614
Hartford Financial Services Group, Inc.	323,073	25,968,608
Loews Corp.	195,615	13,612,848
Marsh & McLennan Cos., Inc.	254,065	48,137,695
MetLife, Inc.	667,522	44,143,230
Principal Financial Group, Inc.	234,349	18,436,236
Progressive Corp.	313,988	50,012,009
Prudential Financial, Inc.	387,609	40,198,929
Travelers Cos., Inc.	245,179	46,704,148
W R Berkley Corp.	217,675	15,393,976
Willis Towers Watson PLC	110,951	26,761,381
		680,324,372
INTERACTIVE MEDIA & SERVICES — 0.1%
Match Group, Inc. (a)	290,436	10,600,914
IT SERVICES — 1.7%
Accenture PLC Class A	309,773	108,702,443
Akamai Technologies, Inc. (a)	85,456	10,113,718
Cognizant Technology Solutions Corp. Class A	538,369	40,663,011
EPAM Systems, Inc. (a)	36,988	10,998,012
International Business Machines Corp.	979,703	160,230,426
VeriSign, Inc. (a)	49,340	10,162,066
		340,869,676
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	139,272	7,111,228
LIFE SCIENCES TOOLS & SERVICES — 2.4%
Agilent Technologies, Inc.	314,085	43,667,238
Bio-Rad Laboratories, Inc. Class A (a)	22,442	7,246,297
Bio-Techne Corp.	168,957	13,036,722
Charles River Laboratories International, Inc. (a)	54,804	12,955,666
Danaher Corp.	705,606	163,234,892
Illumina, Inc. (a)	170,686	23,766,319
IQVIA Holdings, Inc. (a)	121,976	28,222,807
Mettler-Toledo International, Inc. (a)	14,437	17,511,503
Revvity, Inc.	131,818	14,409,026
Thermo Fisher Scientific, Inc.	257,090	136,460,801
Waters Corp. (a)	39,815	13,108,292
		473,619,563
MACHINERY — 2.0%
Caterpillar, Inc.	230,017	68,009,126
Cummins, Inc.	152,242	36,472,616
Deere & Co.	123,662	49,448,724

See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Dover Corp.	150,295	$ 23,116,874
IDEX Corp.	80,814	17,545,528
Illinois Tool Works, Inc.	158,696	41,568,830
Ingersoll Rand, Inc.	99,539	7,698,346
Nordson Corp.	57,862	15,284,826
Otis Worldwide Corp.	268,197	23,995,586
PACCAR, Inc.	150,949	14,740,170
Parker-Hannifin Corp.	30,283	13,951,378
Pentair PLC	53,008	3,854,212
Snap-on, Inc.	31,010	8,956,928
Stanley Black & Decker, Inc.	163,772	16,066,033
Westinghouse Air Brake Technologies Corp.	192,489	24,426,854
Xylem, Inc.	258,932	29,611,464
		394,747,495
MEDIA — 1.4%
Charter Communications, Inc. Class A (a)	58,358	22,682,588
Comcast Corp. Class A	4,308,345	188,920,928
Fox Corp. Class A	264,148	7,837,271
Fox Corp. Class B	140,892	3,895,664
Interpublic Group of Cos., Inc.	409,262	13,358,312
News Corp. Class A	406,602	9,982,079
News Corp. Class B (b)	122,657	3,154,738
Omnicom Group, Inc.	211,555	18,301,623
Paramount Global Class B	515,423	7,623,106
		275,756,309
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	769,987	32,778,347
Newmont Corp.	1,237,229	51,208,908
Nucor Corp.	97,113	16,901,547
Steel Dynamics, Inc.	60,081	7,095,566
		107,984,368
MULTI-UTILITIES — 1.4%
Ameren Corp.	280,979	20,326,021
CenterPoint Energy, Inc.	674,490	19,270,179
CMS Energy Corp.	311,715	18,101,290
Consolidated Edison, Inc.	370,709	33,723,398
Dominion Energy, Inc.	898,348	42,222,356
DTE Energy Co.	221,502	24,422,810
NiSource, Inc.	441,526	11,722,515
Public Service Enterprise Group, Inc.	535,135	32,723,505
Sempra	675,568	50,485,197
WEC Energy Group, Inc.	338,846	28,520,668
		281,517,939
OFFICE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	167,104	21,183,774
Boston Properties, Inc. REIT	154,302	10,827,371
		32,011,145
OIL, GAS & CONSUMABLE FUELS — 5.6%
Chevron Corp.	1,883,477	280,939,429
Security Description	Shares	Value
ConocoPhillips	395,218	$ 45,872,953
Coterra Energy, Inc.	273,256	6,973,493
Devon Energy Corp.	688,140	31,172,742
EOG Resources, Inc.	213,075	25,771,421
EQT Corp.	439,433	16,988,480
Exxon Mobil Corp.	4,297,117	429,625,758
Kinder Morgan, Inc.	2,076,644	36,632,000
Marathon Oil Corp.	293,822	7,098,740
Marathon Petroleum Corp.	183,543	27,230,440
Occidental Petroleum Corp.	708,906	42,328,777
ONEOK, Inc.	236,524	16,608,715
Phillips 66	472,243	62,874,433
Pioneer Natural Resources Co.	125,345	28,187,584
Valero Energy Corp.	365,471	47,511,230
Williams Cos., Inc.	797,135	27,764,212
		1,133,580,407
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. Class A	249,503	36,489,814
Kenvue, Inc.	1,850,645	39,844,387
		76,334,201
PHARMACEUTICALS — 4.7%
Bristol-Myers Squibb Co.	2,183,410	112,030,767
Catalent, Inc. (a)	192,543	8,650,957
Johnson & Johnson	2,582,515	404,783,401
Merck & Co., Inc.	1,631,286	177,842,800
Pfizer, Inc.	6,058,160	174,414,427
Viatris, Inc.	1,281,723	13,881,060
Zoetis, Inc.	221,814	43,779,429
		935,382,841
PROFESSIONAL SERVICES — 0.9%
Automatic Data Processing, Inc.	269,073	62,685,937
Broadridge Financial Solutions, Inc.	54,061	11,123,051
Equifax, Inc.	80,738	19,965,700
Jacobs Solutions, Inc.	134,541	17,463,422
Leidos Holdings, Inc.	146,931	15,903,811
Paychex, Inc.	207,260	24,686,738
Robert Half, Inc.	113,155	9,948,588
Verisk Analytics, Inc.	69,728	16,655,230
		178,432,477
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	327,374	30,475,245
CoStar Group, Inc. (a)	250,107	21,856,851
		52,332,096
RESIDENTIAL REITs — 0.6%
AvalonBay Communities, Inc. REIT	152,535	28,557,603
Camden Property Trust REIT	114,061	11,325,117
Equity Residential REIT	371,339	22,711,093
Essex Property Trust, Inc. REIT	68,593	17,006,948
Invitation Homes, Inc. REIT	618,182	21,086,188
Mid-America Apartment Communities, Inc. REIT	124,692	16,766,086

See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
UDR, Inc. REIT	323,382	$ 12,382,297
		129,835,332
RETAIL REITs — 0.5%
Federal Realty Investment Trust REIT	78,462	8,085,509
Kimco Realty Corp. REIT	662,279	14,113,165
Realty Income Corp. REIT	777,225	44,628,260
Regency Centers Corp. REIT	175,448	11,755,016
Simon Property Group, Inc. REIT	220,758	31,488,921
		110,070,871
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	219,304	43,545,002
Enphase Energy, Inc. (a)	91,913	12,145,384
First Solar, Inc. (a)	114,179	19,670,758
Intel Corp.	4,523,216	227,291,604
Microchip Technology, Inc.	238,364	21,495,666
Micron Technology, Inc.	1,178,374	100,562,437
NXP Semiconductors NV	68,800	15,801,984
ON Semiconductor Corp. (a)	259,190	21,650,141
Qorvo, Inc. (a)	104,022	11,713,917
QUALCOMM, Inc.	573,361	82,925,201
Skyworks Solutions, Inc.	170,337	19,149,286
Teradyne, Inc.	163,352	17,726,959
Texas Instruments, Inc.	613,961	104,655,792
		698,334,131
SOFTWARE — 0.5%
ANSYS, Inc. (a)	39,908	14,481,815
Autodesk, Inc. (a)	110,228	26,838,313
Ceridian HCM Holding, Inc. (a) (b)	74,998	5,033,866
Gen Digital, Inc.	602,424	13,747,316
Paycom Software, Inc.	29,849	6,170,385
PTC, Inc. (a)	50,798	8,887,618
Roper Technologies, Inc.	65,436	35,673,744
		110,833,057
SPECIALIZED REITs — 1.7%
American Tower Corp. REIT	295,155	63,718,061
Crown Castle, Inc. REIT	465,861	53,662,528
Digital Realty Trust, Inc. REIT	191,915	25,827,921
Equinix, Inc. REIT	53,372	42,985,275
Extra Space Storage, Inc. REIT	226,889	36,377,113
Iron Mountain, Inc. REIT	152,863	10,697,353
Public Storage REIT	98,598	30,072,390
SBA Communications Corp. REIT	69,157	17,544,439
VICI Properties, Inc. REIT	1,111,003	35,418,776
Weyerhaeuser Co. REIT	784,193	27,266,391
		343,570,247
SPECIALTY RETAIL — 2.5%
AutoZone, Inc. (a)	5,883	15,211,144
Bath & Body Works, Inc.	242,911	10,484,039
Security Description	Shares	Value
Best Buy Co., Inc.	206,903	$ 16,196,367
CarMax, Inc. (a) (b)	169,579	13,013,493
Home Depot, Inc.	675,866	234,221,362
Lowe's Cos., Inc.	619,189	137,800,512
O'Reilly Automotive, Inc. (a)	17,066	16,214,065
TJX Cos., Inc.	430,024	40,340,551
Tractor Supply Co. (b)	66,964	14,399,269
Ulta Beauty, Inc. (a)	17,866	8,754,161
		506,634,963
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Hewlett Packard Enterprise Co.	1,378,497	23,406,879
HP, Inc.	934,131	28,108,002
NetApp, Inc.	140,472	12,384,012
Seagate Technology Holdings PLC	122,608	10,467,045
Western Digital Corp. (a)	346,412	18,141,596
		92,507,534
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	748,733	81,289,942
Ralph Lauren Corp.	19,135	2,759,267
Tapestry, Inc.	244,917	9,015,395
VF Corp. (b)	353,169	6,639,577
		99,704,181
TOBACCO — 0.9%
Altria Group, Inc.	1,898,080	76,568,547
Philip Morris International, Inc.	1,049,534	98,740,159
		175,308,706
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	305,315	19,775,253
WW Grainger, Inc.	11,783	9,764,454
		29,539,707
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	209,088	27,597,525
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile U.S., Inc.	546,082	87,553,327
TOTAL COMMON STOCKS (Cost $19,345,288,694)		20,059,258,270
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	11,317,085	11,321,611

See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	46,965,773	$ 46,965,773
TOTAL SHORT-TERM INVESTMENTS (Cost $58,288,019)		58,287,384
TOTAL INVESTMENTS — 100.1% (Cost $19,403,576,713)		20,117,545,654
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(19,429,607)
NET ASSETS — 100.0%		$20,098,116,047
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,059,258,270	$—	$—	$20,059,258,270
Short-Term Investments	58,287,384	—	—	58,287,384
TOTAL INVESTMENTS	$ 20,117,545,654	$—	$—	$ 20,117,545,654

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	314,813	$23,038,015	$ 9,654,143	$ 8,669,164	$(694,802)	$2,350,805	331,513	$25,678,997	$442,574
State Street Institutional Liquid Reserves Fund, Premier Class	13,554,935	13,557,646	393,620,986	395,858,801	2,610	(830)	11,317,085	11,321,611	452,362
State Street Navigator Securities Lending Portfolio II	38,455,337	38,455,337	463,701,648	455,191,212	—	—	46,965,773	46,965,773	45,390
Total		$75,050,998	$866,976,777	$859,719,177	$(692,192)	$2,349,975		$83,966,381	$940,326
See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	287,042	$ 17,911,421
AeroVironment, Inc. (a)	226,391	28,534,322
Kaman Corp.	245,513	5,880,036
Mercury Systems, Inc. (a)	448,527	16,402,632
Moog, Inc. Class A	247,775	35,872,864
National Presto Industries, Inc.	45,396	3,644,391
Triumph Group, Inc. (a) (b)	671,413	11,132,028
		119,377,694
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	220,224	13,845,483
Hub Group, Inc. Class A (a)	268,350	24,672,099
		38,517,582
AIRLINES — 0.9%
Alaska Air Group, Inc. (a) (b)	1,099,189	42,945,314
Allegiant Travel Co.	128,654	10,628,107
JetBlue Airways Corp. (a) (b)	2,862,560	15,887,208
SkyWest, Inc. (a)	351,998	18,374,296
Sun Country Airlines Holdings, Inc. (a)	331,636	5,216,634
		93,051,559
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	996,142	8,776,011
Dana, Inc.	1,103,235	16,118,263
Dorman Products, Inc. (a)	243,576	20,316,674
Gentherm, Inc. (a)	281,388	14,733,476
LCI Industries (b)	217,926	27,395,477
Patrick Industries, Inc.	178,722	17,934,753
Phinia, Inc.	400,044	12,117,333
Standard Motor Products, Inc.	162,688	6,476,609
XPEL, Inc. (a) (b)	181,187	9,756,920
		133,625,516
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	257,133	18,739,853
BANKS — 9.5%
Ameris Bancorp	558,806	29,644,658
Atlantic Union Bankshares Corp.	645,428	23,583,939
Axos Financial, Inc. (a)	442,164	24,142,154
Banc of California, Inc.	1,118,515	15,021,657
BancFirst Corp.	123,636	12,033,492
Bancorp, Inc. (a)	461,256	17,786,031
Bank of Hawaii Corp. (b)	342,022	24,782,914
BankUnited, Inc.	639,753	20,747,190
Banner Corp.	294,952	15,797,629
Berkshire Hills Bancorp, Inc.	366,738	9,106,105
Brookline Bancorp, Inc.	773,379	8,437,565
Security Description	Shares	Value
Capitol Federal Financial, Inc. (b)	1,102,513	$ 7,111,209
Cathay General Bancorp	625,304	27,869,799
Central Pacific Financial Corp.	234,853	4,621,907
City Holding Co. (b)	127,235	14,028,931
Community Bank System, Inc.	459,366	23,937,562
Customers Bancorp, Inc. (a) (b)	241,428	13,911,081
CVB Financial Corp.	1,138,897	22,994,330
Dime Community Bancshares, Inc. (b)	296,908	7,995,732
Eagle Bancorp, Inc.	261,754	7,889,266
FB Financial Corp.	299,799	11,946,990
First Bancorp (b) (c)	1,485,705	24,439,847
First Bancorp (b) (c)	350,899	12,986,772
First Commonwealth Financial Corp.	876,006	13,525,533
First Financial Bancorp	817,770	19,422,038
First Hawaiian, Inc.	1,098,085	25,102,223
Fulton Financial Corp.	1,412,523	23,250,129
Hanmi Financial Corp.	267,271	5,185,057
Heritage Financial Corp.	304,921	6,522,260
Hilltop Holdings, Inc.	395,257	13,916,999
Hope Bancorp, Inc.	1,025,343	12,386,144
Independent Bank Corp.	377,300	24,830,113
Independent Bank Group, Inc.	308,232	15,682,844
Lakeland Financial Corp. (b)	218,269	14,222,408
National Bank Holdings Corp. Class A	322,336	11,987,676
NBT Bancorp, Inc.	404,409	16,948,781
Northfield Bancorp, Inc.	343,078	4,315,921
Northwest Bancshares, Inc.	1,090,462	13,608,966
OFG Bancorp	403,976	15,141,021
Pacific Premier Bancorp, Inc.	825,080	24,018,079
Park National Corp. (b)	123,124	16,358,255
Pathward Financial, Inc.	224,495	11,882,520
Preferred Bank	106,680	7,792,974
Provident Financial Services, Inc.	644,659	11,623,202
Renasant Corp.	482,192	16,240,227
S&T Bancorp, Inc.	326,022	10,895,655
Seacoast Banking Corp. of Florida	732,123	20,836,221
ServisFirst Bancshares, Inc. (b)	421,582	28,090,009
Simmons First National Corp. Class A	1,076,443	21,356,629
Southside Bancshares, Inc. (b)	244,975	7,672,617
Stellar Bancorp, Inc.	399,816	11,130,877
Tompkins Financial Corp.	108,732	6,548,928
Triumph Financial, Inc. (a)	185,209	14,850,058
TrustCo Bank Corp.	165,478	5,138,092
Trustmark Corp.	524,066	14,610,960

See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
United Community Banks, Inc. (b)	1,024,490	$ 29,976,577
Veritex Holdings, Inc.	463,211	10,778,920
WaFd, Inc.	556,315	18,336,142
Westamerica BanCorp	227,573	12,837,393
WSFS Financial Corp.	522,513	23,999,022
		941,838,230
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	133,520	13,154,391
National Beverage Corp. (a)	198,942	9,891,396
		23,045,787
BIOTECHNOLOGY — 2.2%
Alkermes PLC (a)	1,432,138	39,727,508
Arcus Biosciences, Inc. (a) (b)	468,316	8,944,835
Catalyst Pharmaceuticals, Inc. (a)	855,564	14,382,031
Cytokinetics, Inc. (a) (b)	842,136	70,309,935
Dynavax Technologies Corp. (a) (b)	1,105,015	15,448,110
Ironwood Pharmaceuticals, Inc. (a)	1,173,667	13,426,750
Myriad Genetics, Inc. (a)	762,719	14,598,442
REGENXBIO, Inc. (a)	351,899	6,316,587
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Vericel Corp. (a) (b)	407,993	14,528,631
Vir Biotechnology, Inc. (a) (b)	752,070	7,565,824
Xencor, Inc. (a) (b)	519,235	11,023,359
		216,275,364
BROADLINE RETAIL — 0.3%
Kohl's Corp. (b)	952,563	27,319,507
BUILDING PRODUCTS — 2.5%
AAON, Inc. (b)	581,159	42,930,214
American Woodmark Corp. (a)	140,212	13,018,684
Apogee Enterprises, Inc. (b)	188,012	10,041,721
Armstrong World Industries, Inc. (b)	379,051	37,268,294
AZZ, Inc.	213,950	12,428,356
Gibraltar Industries, Inc. (a)	261,727	20,671,199
Griffon Corp.	351,981	21,453,242
Hayward Holdings, Inc. (a) (b)	1,077,440	14,653,184
Insteel Industries, Inc.	169,184	6,478,055
Masterbrand, Inc. (a)	1,088,957	16,171,011
PGT Innovations, Inc. (a)	490,287	19,954,681
Quanex Building Products Corp.	281,003	8,590,262
Resideo Technologies, Inc. (a)	1,256,382	23,645,109
		247,304,012
Security Description	Shares	Value
CAPITAL MARKETS — 1.6%
Artisan Partners Asset Management, Inc. Class A (b)	589,326	$ 26,036,423
B Riley Financial, Inc.	145,336	3,050,603
Brightsphere Investment Group, Inc.	281,915	5,401,491
Donnelley Financial Solutions, Inc. (a)	212,206	13,235,288
Moelis & Co. Class A (b)	574,115	32,225,075
Piper Sandler Cos.	129,448	22,636,572
PJT Partners, Inc. Class A (b)	190,879	19,444,844
StoneX Group, Inc. (a)	229,385	16,935,494
Virtus Investment Partners, Inc.	57,876	13,992,102
WisdomTree, Inc. (b)	940,701	6,519,058
		159,476,950
CHEMICALS — 2.4%
AdvanSix, Inc. (b)	228,560	6,847,658
Balchem Corp.	277,777	41,319,329
Hawkins, Inc.	162,114	11,416,068
HB Fuller Co.	465,548	37,900,263
Ingevity Corp. (a)	287,810	13,590,388
Innospec, Inc.	214,045	26,378,906
Koppers Holdings, Inc.	181,976	9,320,811
Mativ Holdings, Inc.	459,697	7,037,961
Minerals Technologies, Inc.	279,760	19,949,685
Quaker Chemical Corp. (b)	119,131	25,424,938
Sensient Technologies Corp.	363,504	23,991,264
Stepan Co.	182,546	17,259,724
		240,436,995
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	564,164	25,291,472
Brady Corp. Class A	385,812	22,643,306
CoreCivic, Inc. (a)	974,925	14,165,660
Deluxe Corp.	383,007	8,215,500
Enviri Corp. (a)	693,917	6,245,253
GEO Group, Inc. (a) (b)	1,046,139	11,329,686
Healthcare Services Group, Inc. (a)	649,410	6,734,382
HNI Corp.	400,080	16,735,347
Interface, Inc.	505,668	6,381,530
Liquidity Services, Inc. (a)	194,206	3,342,285
Matthews International Corp. Class A	259,423	9,507,853
MillerKnoll, Inc. (b)	631,900	16,859,092
OPENLANE, Inc. (a)	927,081	13,730,070
Pitney Bowes, Inc. (b)	1,340,397	5,897,747
UniFirst Corp.	130,042	23,785,982
Vestis Corp.	1,119,672	23,669,866
Viad Corp. (a)	183,061	6,626,808
		221,161,839

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN Holdings, Inc. (b)	616,028	$ 4,521,646
Digi International, Inc. (a) (b)	314,779	8,184,254
Extreme Networks, Inc. (a)	1,119,509	19,748,139
Harmonic, Inc. (a) (b)	956,468	12,472,343
NetScout Systems, Inc. (a)	609,334	13,374,881
Viasat, Inc. (a) (b)	639,095	17,862,705
Viavi Solutions, Inc. (a)	1,910,704	19,240,789
		95,404,757
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	420,016	34,710,122
Dycom Industries, Inc. (a)	252,575	29,068,857
Granite Construction, Inc. (b)	377,694	19,209,517
MYR Group, Inc. (a)	143,686	20,781,306
		103,769,802
CONSUMER FINANCE — 0.9%
Bread Financial Holdings, Inc. (b)	423,301	13,943,535
Encore Capital Group, Inc. (a)	200,439	10,172,279
Enova International, Inc. (a)	256,275	14,187,384
EZCORP, Inc. Class A (a) (b)	456,832	3,992,712
Green Dot Corp. Class A (a)	393,990	3,900,501
Navient Corp.	726,829	13,533,556
PRA Group, Inc. (a)	333,569	8,739,508
PROG Holdings, Inc. (a)	383,439	11,852,099
World Acceptance Corp. (a) (b)	29,387	3,835,885
		84,157,459
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Andersons, Inc.	271,185	15,603,985
Chefs' Warehouse, Inc. (a)	300,471	8,842,861
PriceSmart, Inc.	215,052	16,296,640
SpartanNash Co.	293,726	6,741,012
United Natural Foods, Inc. (a)	513,112	8,327,808
		55,812,306
CONTAINERS & PACKAGING — 0.7%
Myers Industries, Inc.	320,617	6,268,062
O-I Glass, Inc. (a)	1,333,693	21,845,891
Sealed Air Corp.	1,239,959	45,283,303
		73,397,256
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	342,809	20,208,590
Frontdoor, Inc. (a)	685,338	24,137,604
Mister Car Wash, Inc. (a) (b)	794,720	6,866,381
Perdoceo Education Corp.	559,496	9,824,750
Strategic Education, Inc.	188,778	17,437,424
Security Description	Shares	Value
Stride, Inc. (a)	341,964	$ 20,302,403
		98,777,152
Diversified REITs — 0.8%
Alexander & Baldwin, Inc. REIT	618,906	11,771,592
American Assets Trust, Inc. REIT	413,815	9,314,976
Armada Hoffler Properties, Inc. REIT	572,551	7,082,456
Essential Properties Realty Trust, Inc. REIT	1,344,080	34,354,685
Global Net Lease, Inc. REIT	1,674,433	16,660,608
		79,184,317
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
ATN International, Inc.	93,012	3,624,678
Cogent Communications Holdings, Inc.	372,547	28,335,925
Consolidated Communications Holdings, Inc. (a)	667,227	2,902,437
EchoStar Corp. Class A (a)	291,000	4,821,870
Lumen Technologies, Inc. (a) (b)	8,625,541	15,784,740
Shenandoah Telecommunications Co. (b)	427,768	9,248,344
		64,717,994
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp. (b)	359,059	30,509,243
ELECTRICAL EQUIPMENT — 0.5%
Encore Wire Corp. (b)	135,882	29,024,395
Powell Industries, Inc.	80,201	7,089,768
SunPower Corp. (a) (b)	752,637	3,635,237
Vicor Corp. (a)	196,493	8,830,396
		48,579,796
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc. (b)	321,091	34,973,232
Arlo Technologies, Inc. (a)	824,849	7,852,562
Badger Meter, Inc. (b)	252,913	39,042,180
Benchmark Electronics, Inc.	303,431	8,386,833
CTS Corp. (b)	267,072	11,681,729
ePlus, Inc. (a) (b)	231,339	18,470,106
Fabrinet (a)	312,058	59,393,999
Insight Enterprises, Inc. (a) (b)	238,973	42,343,626
Itron, Inc. (a)	391,703	29,577,493
Knowles Corp. (a)	774,231	13,866,477
Methode Electronics, Inc.	315,117	7,162,609
OSI Systems, Inc. (a)	134,836	17,400,586

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
PC Connection, Inc.	99,003	$ 6,653,992
Plexus Corp. (a)	236,420	25,564,095
Rogers Corp. (a)	144,033	19,022,438
Sanmina Corp. (a)	492,607	25,305,222
ScanSource, Inc. (a)	217,200	8,603,292
TTM Technologies, Inc. (a)	877,483	13,873,006
		389,173,477
ENERGY EQUIPMENT & SERVICES — 1.8%
Archrock, Inc.	1,180,302	18,176,651
Bristow Group, Inc. (a)	210,000	5,936,700
Core Laboratories, Inc. (b)	408,502	7,214,145
Dril-Quip, Inc. (a)	299,178	6,961,872
Helix Energy Solutions Group, Inc. (a)	1,209,433	12,432,971
Helmerich & Payne, Inc.	856,413	31,019,279
Liberty Energy, Inc. (b)	1,320,625	23,956,138
Nabors Industries Ltd. (a)	75,419	6,156,453
Oceaneering International, Inc. (a)	865,504	18,417,925
Oil States International, Inc. (a)	560,320	3,804,573
Patterson-UTI Energy, Inc.	2,767,186	29,885,609
ProPetro Holding Corp. (a)	723,017	6,058,882
RPC, Inc. (b)	746,397	5,433,770
U.S. Silica Holdings, Inc. (a) (b)	674,906	7,633,187
		183,088,155
ENTERTAINMENT — 0.4%
Cinemark Holdings, Inc. (a) (b)	910,652	12,831,087
Madison Square Garden Sports Corp. (a)	143,630	26,116,243
Marcus Corp. (b)	213,224	3,108,806
		42,056,136
FINANCIAL SERVICES — 2.1%
EVERTEC, Inc.	566,979	23,212,120
Jackson Financial, Inc. Class A (b)	609,603	31,211,674
Mr Cooper Group, Inc. (a)	567,682	36,967,452
NCR Atleos Corp. (a)	573,910	13,940,274
NMI Holdings, Inc. Class A (a)	697,437	20,699,930
Payoneer Global, Inc. (a) (b)	2,264,002	11,795,450
Radian Group, Inc.	1,320,115	37,689,283
Walker & Dunlop, Inc.	287,881	31,957,670
		207,473,853
FOOD PRODUCTS — 1.4%
B&G Foods, Inc.	674,001	7,077,010
Calavo Growers, Inc.	155,943	4,586,284
Cal-Maine Foods, Inc.	349,498	20,057,690
Fresh Del Monte Produce, Inc.	295,380	7,753,725
Hain Celestial Group, Inc. (a)	782,867	8,572,394
Security Description	Shares	Value
J & J Snack Foods Corp.	132,818	$ 22,199,200
John B Sanfilippo & Son, Inc.	78,465	8,085,034
Simply Good Foods Co. (a)	780,672	30,914,611
Tootsie Roll Industries, Inc.	152,515	5,069,599
TreeHouse Foods, Inc. (a)	432,663	17,933,881
WK Kellogg Co.	559,811	7,355,917
		139,605,345
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	186,162	19,664,292
Northwest Natural Holding Co.	315,615	12,290,048
		31,954,340
GROUND TRANSPORTATION — 0.6%
ArcBest Corp. (b)	203,633	24,478,723
Heartland Express, Inc.	401,333	5,723,009
Marten Transport Ltd.	491,814	10,318,258
RXO, Inc. (a)	1,006,363	23,408,003
		63,927,993
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Artivion, Inc. (a)	341,287	6,102,212
Avanos Medical, Inc. (a)	398,312	8,934,138
CONMED Corp. (b)	264,794	28,997,591
Embecta Corp. (b)	487,643	9,231,082
Glaukos Corp. (a)	419,411	33,338,980
ICU Medical, Inc. (a)	173,421	17,297,011
Integer Holdings Corp. (a) (b)	286,826	28,418,720
LeMaitre Vascular, Inc.	168,782	9,580,066
Merit Medical Systems, Inc. (a)	497,559	37,794,582
Omnicell, Inc. (a)	388,700	14,626,781
OraSure Technologies, Inc. (a)	643,646	5,277,897
STAAR Surgical Co. (a)	417,261	13,022,716
Tandem Diabetes Care, Inc. (a) (b)	558,425	16,518,211
UFP Technologies, Inc. (a) (b)	59,916	10,307,949
Varex Imaging Corp. (a)	354,605	7,269,402
		246,717,338
HEALTH CARE PROVIDERS & SERVICES — 3.1%
AdaptHealth Corp. (a) (b)	710,220	5,177,504
Addus HomeCare Corp. (a)	138,512	12,860,839
Agiliti, Inc. (a) (b)	305,986	2,423,409
AMN Healthcare Services, Inc. (a)	325,115	24,344,611
Apollo Medical Holdings, Inc. (a) (b)	356,346	13,648,052
CorVel Corp. (a)	77,971	19,275,211
Cross Country Healthcare, Inc. (a) (b)	281,217	6,366,753
Enhabit, Inc. (a)	439,326	4,547,024

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Ensign Group, Inc.	486,764	$ 54,619,788
Fulgent Genetics, Inc. (a) (b)	178,414	5,157,949
ModivCare, Inc. (a)	106,972	4,705,698
National HealthCare Corp. (b)	114,975	10,625,989
NeoGenomics, Inc. (a) (b)	1,096,231	17,737,018
OmniAb, Inc. (a) (d)	84,362	—
Owens & Minor, Inc. (a)	656,758	12,655,727
Pediatrix Medical Group, Inc. (a)	724,332	6,736,288
Premier, Inc. Class A	1,025,206	22,923,606
Privia Health Group, Inc. (a)	883,054	20,336,734
RadNet, Inc. (a)	519,556	18,064,962
Select Medical Holdings Corp.	900,702	21,166,497
U.S. Physical Therapy, Inc.	127,892	11,911,861
Worthington Enterprises, Inc.	260,491	14,991,257
		310,276,777
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	1,024,471	22,927,661
Community Healthcare Trust, Inc. REIT	216,686	5,772,515
LTC Properties, Inc. REIT	353,440	11,352,493
Universal Health Realty Income Trust REIT	110,606	4,783,709
		44,836,378
HEALTH CARE TECHNOLOGY — 0.6%
Certara, Inc. (a) (b)	919,711	16,177,716
HealthStream, Inc.	210,635	5,693,464
Schrodinger, Inc. (a) (b)	467,836	16,748,529
Simulations Plus, Inc. (b)	138,869	6,214,388
Veradigm, Inc. (a)	930,122	9,756,980
		54,591,077
HOTEL & RESORT REITs — 1.2%
Apple Hospitality REIT, Inc.	1,832,821	30,443,157
Chatham Lodging Trust REIT	428,315	4,591,537
DiamondRock Hospitality Co. REIT	1,800,425	16,905,991
Pebblebrook Hotel Trust REIT (b)	1,034,371	16,529,248
Service Properties Trust REIT	1,414,902	12,083,263
Summit Hotel Properties, Inc. REIT	936,619	6,294,080
Sunstone Hotel Investors, Inc. REIT (b)	1,766,181	18,951,122
Xenia Hotels & Resorts, Inc. REIT	909,136	12,382,432
		118,180,830
HOTELS, RESTAURANTS & LEISURE — 2.1%
BJ's Restaurants, Inc. (a)	197,078	7,096,779
Bloomin' Brands, Inc. (b)	746,289	21,008,035
Brinker International, Inc. (a)	379,508	16,387,155
Security Description	Shares	Value
Cheesecake Factory, Inc. (b)	400,890	$ 14,035,159
Chuy's Holdings, Inc. (a)	147,604	5,642,901
Cracker Barrel Old Country Store, Inc. (b)	189,450	14,602,806
Dave & Buster's Entertainment, Inc. (a) (b)	294,836	15,876,918
Dine Brands Global, Inc. (b)	136,124	6,758,557
Golden Entertainment, Inc.	182,262	7,277,722
Jack in the Box, Inc. (b)	172,675	14,095,460
Monarch Casino & Resort, Inc.	113,346	7,837,876
Papa John's International, Inc. (b)	281,681	21,472,543
Sabre Corp. (a)	3,260,663	14,346,917
Shake Shack, Inc. Class A (a)	322,490	23,902,959
Six Flags Entertainment Corp. (a)	614,383	15,408,726
		205,750,513
HOUSEHOLD DURABLES — 3.4%
Cavco Industries, Inc. (a)	66,636	23,097,370
Century Communities, Inc.	243,136	22,159,415
Ethan Allen Interiors, Inc.	198,911	6,349,239
Green Brick Partners, Inc. (a)	216,913	11,266,461
Installed Building Products, Inc.	203,114	37,133,302
iRobot Corp. (a)	241,104	9,330,725
La-Z-Boy, Inc.	369,506	13,642,162
LGI Homes, Inc. (a)	176,357	23,483,698
M/I Homes, Inc. (a)	239,802	33,030,327
MDC Holdings, Inc.	514,135	28,405,959
Meritage Homes Corp.	316,986	55,218,961
Newell Brands, Inc.	3,281,192	28,480,747
Sonos, Inc. (a)	1,102,451	18,896,010
Tri Pointe Homes, Inc. (a)	835,733	29,584,948
		340,079,324
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. Class A (a)	351,941	15,499,482
Central Garden & Pet Co. (a) (b)	82,631	4,140,639
Energizer Holdings, Inc. (b)	571,429	18,102,871
WD-40 Co. (b)	116,697	27,898,752
		65,641,744
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Clearway Energy, Inc. Class A	302,039	7,726,158
Clearway Energy, Inc. Class C	708,175	19,425,240
		27,151,398

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL REITs — 0.5%
Innovative Industrial Properties, Inc. REIT (b)	241,184	$ 24,316,171
LXP Industrial Trust REIT	2,518,204	24,980,584
		49,296,755
INSURANCE — 2.6%
Ambac Financial Group, Inc. (a)	394,052	6,493,977
American Equity Investment Life Holding Co. (a)	537,556	29,995,625
AMERISAFE, Inc.	167,899	7,854,315
Assured Guaranty Ltd.	468,456	35,054,562
Employers Holdings, Inc.	219,959	8,666,385
Genworth Financial, Inc. Class A (a)	3,883,183	25,939,662
Goosehead Insurance, Inc. Class A (a) (b)	209,397	15,872,293
HCI Group, Inc. (b)	52,559	4,593,657
Horace Mann Educators Corp.	348,447	11,394,217
Lincoln National Corp. (b)	1,461,892	39,427,227
Mercury General Corp.	226,190	8,439,149
Palomar Holdings, Inc. (a)	211,185	11,720,768
ProAssurance Corp.	433,533	5,978,420
Safety Insurance Group, Inc.	126,054	9,578,843
SiriusPoint Ltd. (a)	776,270	9,004,732
Stewart Information Services Corp. (b)	233,715	13,730,756
Trupanion, Inc. (a) (b)	311,532	9,504,841
United Fire Group, Inc. (b)	183,990	3,701,879
		256,951,308
INTERACTIVE MEDIA & SERVICES — 0.9%
Cargurus, Inc. (a)	736,091	17,783,959
Cars.com, Inc. (a) (b)	524,837	9,956,158
QuinStreet, Inc. (a)	446,495	5,724,066
Shutterstock, Inc. (b)	204,810	9,888,227
TripAdvisor, Inc. (a) (b)	925,091	19,917,209
Yelp, Inc. (a)	589,527	27,908,208
		91,177,827
IT SERVICES — 0.6%
DXC Technology Co. (a)	1,670,395	38,201,934
Perficient, Inc. (a) (b)	298,969	19,678,139
		57,880,073
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Sturm Ruger & Co., Inc.	154,989	7,044,250
Topgolf Callaway Brands Corp. (a) (b)	1,215,640	17,432,278
Vista Outdoor, Inc. (a) (b)	496,155	14,671,303
		39,147,831
LIFE SCIENCES TOOLS & SERVICES — 0.4%
BioLife Solutions, Inc. (a) (b)	298,510	4,850,787
Security Description	Shares	Value
Cytek Biosciences, Inc. (a) (b)	840,585	$ 7,666,135
Fortrea Holdings, Inc. (a)	764,092	26,666,811
Mesa Laboratories, Inc.	44,866	4,700,611
		43,884,344
MACHINERY — 4.8%
3D Systems Corp. (a) (b)	1,133,503	7,197,744
Alamo Group, Inc.	88,788	18,662,350
Albany International Corp. Class A	268,452	26,367,355
Astec Industries, Inc.	199,138	7,407,934
Barnes Group, Inc.	432,793	14,122,036
Enerpac Tool Group Corp.	466,629	14,507,496
Enpro, Inc. (b)	179,938	28,203,482
ESCO Technologies, Inc.	221,869	25,965,329
Federal Signal Corp.	525,168	40,301,392
Franklin Electric Co., Inc.	341,747	33,029,847
Greenbrier Cos., Inc.	270,452	11,948,569
Hillenbrand, Inc.	601,754	28,793,929
John Bean Technologies Corp.	274,155	27,264,715
Kennametal, Inc. (b)	684,058	17,641,856
Lindsay Corp.	94,012	12,142,590
Mueller Industries, Inc. (b)	978,550	46,138,632
Proto Labs, Inc. (a)	220,379	8,585,966
SPX Technologies, Inc. (a)	393,293	39,726,526
Standex International Corp.	101,745	16,114,373
Tennant Co.	159,656	14,798,515
Titan International, Inc. (a)	428,902	6,382,062
Trinity Industries, Inc.	703,859	18,715,611
Wabash National Corp. (b)	394,654	10,111,035
		474,129,344
MARINE — 0.3%
Matson, Inc.	300,921	32,980,942
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	269,091	5,056,220
DISH Network Corp. Class A (a) (b)	2,112,064	12,186,609
EW Scripps Co. Class A (a)	515,249	4,116,840
John Wiley & Sons, Inc. Class A	362,645	11,510,352
Scholastic Corp.	233,713	8,810,980
TechTarget, Inc. (a) (b)	221,576	7,724,139
Thryv Holdings, Inc. (a)	267,524	5,444,114
		54,849,254
METALS & MINING — 2.3%
Alpha Metallurgical Resources, Inc. (b)	101,925	34,544,421
ATI, Inc. (a) (b)	1,099,862	50,010,725
Carpenter Technology Corp.	425,884	30,152,587
Century Aluminum Co. (a) (b)	447,609	5,433,973
Compass Minerals International, Inc.	295,220	7,474,970
Ferroglobe PLC (a) (d)	5,429	—

See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Haynes International, Inc.	110,822	$ 6,322,395
Kaiser Aluminum Corp. (b)	136,292	9,702,628
Materion Corp.	177,494	23,097,294
Olympic Steel, Inc.	86,670	5,780,889
SunCoke Energy, Inc.	735,154	7,895,554
TimkenSteel Corp. (a)	325,990	7,644,466
Warrior Met Coal, Inc.	447,764	27,300,171
Worthington Steel, Inc. (a)	265,891	7,471,537
		222,831,610
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.8%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,111,040	13,043,610
Arbor Realty Trust, Inc. REIT	1,629,666	24,738,330
ARMOUR Residential REIT, Inc.	420,516	8,124,369
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,484,117	31,567,169
Ellington Financial, Inc. REIT (b)	684,882	8,704,850
Franklin BSP Realty Trust, Inc. REIT (b)	699,389	9,448,745
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	958,029	26,422,440
KKR Real Estate Finance Trust, Inc. REIT (b)	505,846	6,692,342
New York Mortgage Trust, Inc. REIT (b)	770,183	6,569,661
PennyMac Mortgage Investment Trust REIT (b)	740,201	11,066,005
Ready Capital Corp. REIT (b)	1,353,923	13,877,711
Redwood Trust, Inc. REIT	1,000,446	7,413,305
Two Harbors Investment Corp. REIT	820,840	11,434,301
		179,102,838
MULTI-UTILITIES — 0.3%
Avista Corp. (b)	662,899	23,692,010
Unitil Corp.	141,251	7,425,565
		31,117,575
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT	1,506,289	8,133,961
Douglas Emmett, Inc. REIT (b)	1,434,135	20,794,957
Easterly Government Properties, Inc. REIT	818,080	10,994,995
Highwoods Properties, Inc. REIT	908,870	20,867,655
Hudson Pacific Properties, Inc. REIT (b)	1,080,645	10,060,805
JBG SMITH Properties REIT (b)	747,501	12,714,992
Security Description	Shares	Value
SL Green Realty Corp. REIT (b)	554,287	$ 25,037,144
		108,604,509
OIL, GAS & CONSUMABLE FUELS — 2.4%
California Resources Corp.	555,437	30,371,295
Callon Petroleum Co. (a) (b)	477,178	15,460,567
Comstock Resources, Inc. (b)	804,341	7,118,418
CONSOL Energy, Inc.	240,359	24,163,290
CVR Energy, Inc. (b)	247,832	7,509,310
Dorian LPG Ltd.	296,062	12,988,240
Green Plains, Inc. (a) (b)	508,515	12,824,748
Northern Oil & Gas, Inc. (b)	784,290	29,073,630
Par Pacific Holdings, Inc. (a)	478,277	17,394,935
REX American Resources Corp. (a)	131,645	6,226,809
SM Energy Co.	1,002,493	38,816,529
Talos Energy, Inc. (a) (b)	857,840	12,207,063
Vital Energy, Inc. (a) (b)	211,907	9,639,650
World Kinect Corp. (b)	513,544	11,698,532
		235,493,016
PERSONAL PRODUCTS — 1.3%
Edgewell Personal Care Co. (b)	436,377	15,984,489
elf Beauty, Inc. (a)	474,196	68,445,451
Inter Parfums, Inc.	154,062	22,186,469
Medifast, Inc. (b)	95,168	6,397,193
Nu Skin Enterprises, Inc. Class A	421,958	8,194,424
USANA Health Sciences, Inc. (a)	97,487	5,225,303
		126,433,329
PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (a)	145,388	5,251,415
Mercer International, Inc.	384,985	3,649,658
Sylvamo Corp. (b)	303,404	14,900,170
		23,801,243
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a) (b)	321,369	19,876,673
ANI Pharmaceuticals, Inc. (a)	128,547	7,088,082
Collegium Pharmaceutical, Inc. (a)	278,728	8,579,248
Corcept Therapeutics, Inc. (a)	776,211	25,211,333
Harmony Biosciences Holdings, Inc. (a)	280,559	9,062,056
Innoviva, Inc. (a)	481,373	7,721,223
Ligand Pharmaceuticals, Inc. (a)	142,901	10,205,989
Organon & Co.	2,199,910	31,722,702
Pacira BioSciences, Inc. (a)	396,383	13,373,963

See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Phibro Animal Health Corp. Class A	178,261	$ 2,064,262
Prestige Consumer Healthcare, Inc. (a)	427,142	26,149,633
Supernus Pharmaceuticals, Inc. (a)	466,501	13,500,539
		174,555,703
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc. (b)	243,869	12,976,270
Forrester Research, Inc. (a)	102,050	2,735,961
Heidrick & Struggles International, Inc.	173,833	5,133,288
Kelly Services, Inc. Class A	281,508	6,086,203
Korn Ferry	453,792	26,932,555
NV5 Global, Inc. (a)	108,527	12,059,520
Resources Connection, Inc.	280,529	3,975,096
TrueBlue, Inc. (a)	271,846	4,170,118
TTEC Holdings, Inc.	166,241	3,602,442
Verra Mobility Corp. (a)	1,432,914	33,000,009
		110,671,462
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Anywhere Real Estate, Inc. (a)	937,896	7,606,336
Cushman & Wakefield PLC (a) (b)	1,437,662	15,526,750
eXp World Holdings, Inc. (b)	668,963	10,382,306
Kennedy-Wilson Holdings, Inc. (b)	1,012,019	12,528,795
Marcus & Millichap, Inc.	202,415	8,841,487
St. Joe Co.	305,877	18,407,678
		73,293,352
RESIDENTIAL REITs — 0.4%
Centerspace REIT	130,909	7,618,904
Elme Communities REIT	749,103	10,936,904
NexPoint Residential Trust, Inc. REIT	200,146	6,891,026
Veris Residential, Inc. REIT	684,096	10,760,830
		36,207,664
RETAIL REITs — 1.8%
Acadia Realty Trust REIT	814,742	13,842,467
Getty Realty Corp. REIT	409,315	11,960,184
Macerich Co. REIT	1,854,380	28,613,083
Phillips Edison & Co., Inc. REIT	1,029,820	37,567,834
Retail Opportunity Investments Corp. REIT	1,081,846	15,178,299
Saul Centers, Inc. REIT	113,397	4,453,100
SITE Centers Corp. REIT	1,548,370	21,104,283
Tanger, Inc. REIT	906,699	25,133,696
Urban Edge Properties REIT	1,011,155	18,504,137
Security Description	Shares	Value
Whitestone REIT	408,026	$ 5,014,640
		181,371,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Alpha & Omega Semiconductor Ltd. (a)	195,147	5,085,531
Axcelis Technologies, Inc. (a) (b)	282,098	36,585,289
CEVA, Inc. (a)	207,157	4,704,535
Cohu, Inc. (a)	407,628	14,425,955
Diodes, Inc. (a)	395,512	31,846,626
FormFactor, Inc. (a)	670,049	27,947,744
Ichor Holdings Ltd. (a) (b)	256,179	8,615,300
Kulicke & Soffa Industries, Inc.	486,101	26,599,447
MaxLinear, Inc. (a)	634,140	15,073,508
PDF Solutions, Inc. (a)	266,322	8,559,589
Photronics, Inc. (a)	534,866	16,778,746
Semtech Corp. (a) (b)	547,945	12,005,475
SiTime Corp. (a)	148,028	18,071,258
SMART Global Holdings, Inc. (a)	440,029	8,329,749
SolarEdge Technologies, Inc. (a) (b)	487,688	45,647,597
Ultra Clean Holdings, Inc. (a)	382,619	13,062,613
Veeco Instruments, Inc. (a)	483,556	15,004,743
		308,343,705
SOFTWARE — 3.3%
A10 Networks, Inc.	592,383	7,801,684
ACI Worldwide, Inc. (a)	935,947	28,639,978
Adeia, Inc.	934,521	11,578,715
Agilysys, Inc. (a)	174,254	14,780,224
Alarm.com Holdings, Inc. (a)	430,301	27,806,051
Cerence, Inc. (a)	352,839	6,936,815
Consensus Cloud Solutions, Inc. (a)	150,509	3,944,841
Digital Turbine, Inc. (a)	786,995	5,398,786
DoubleVerify Holdings, Inc. (a)	1,196,511	44,007,675
Envestnet, Inc. (a) (b)	425,901	21,090,618
InterDigital, Inc. (b)	221,219	24,011,110
LiveRamp Holdings, Inc. (a)	563,442	21,343,183
N-able, Inc. (a)	608,132	8,057,749
NCR Voyix Corp. (a)	1,148,400	19,419,444
Progress Software Corp. (b)	374,655	20,343,766
SPS Commerce, Inc. (a)	315,161	61,090,808
Xperi, Inc. (a)	375,126	4,133,889
		330,385,336
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT	778,625	19,699,212
Outfront Media, Inc. REIT	1,247,623	17,416,817
Safehold, Inc. REIT (b)	381,053	8,916,640

See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Uniti Group, Inc. REIT	2,036,702	$ 11,772,138
		57,804,807
SPECIALTY RETAIL — 4.9%
Abercrombie & Fitch Co. Class A (a) (b)	433,795	38,269,395
Academy Sports & Outdoors, Inc.	642,541	42,407,706
Advance Auto Parts, Inc. (b)	512,134	31,255,538
American Eagle Outfitters, Inc.	1,599,138	33,837,760
America's Car-Mart, Inc. (a) (b)	48,755	3,694,166
Asbury Automotive Group, Inc. (a) (b)	177,376	39,904,279
Boot Barn Holdings, Inc. (a) (b)	262,095	20,118,412
Buckle, Inc. (b)	253,973	12,068,797
Caleres, Inc. (b)	285,555	8,775,105
Chico's FAS, Inc. (a)	1,077,445	8,167,033
Designer Brands, Inc. Class A	368,878	3,264,570
Foot Locker, Inc. (b)	704,461	21,943,960
Group 1 Automotive, Inc.	119,119	36,300,324
Guess?, Inc. (b)	238,925	5,509,611
Haverty Furniture Cos., Inc.	116,347	4,130,319
Hibbett, Inc. (b)	105,766	7,617,267
Leslie's, Inc. (a) (b)	1,568,534	10,838,570
MarineMax, Inc. (a) (b)	174,491	6,787,700
Monro, Inc. (b)	267,718	7,854,846
National Vision Holdings, Inc. (a)	668,379	13,989,172
ODP Corp. (a)	285,496	16,073,425
Sally Beauty Holdings, Inc. (a) (b)	919,887	12,216,099
Shoe Carnival, Inc. (b)	156,151	4,717,322
Signet Jewelers Ltd. (b)	386,834	41,491,815
Sonic Automotive, Inc. Class A (b)	126,785	7,126,585
Upbound Group, Inc. (b)	382,040	12,977,899
Urban Outfitters, Inc. (a) (b)	486,444	17,361,186
Victoria's Secret & Co. (a) (b)	664,155	17,626,674
		486,325,535
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Corsair Gaming, Inc. (a)	377,271	5,319,521
Xerox Holdings Corp.	970,832	17,795,351
		23,114,872
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
G-III Apparel Group Ltd. (a)	347,365	11,803,463
Hanesbrands, Inc. (a) (b)	2,988,756	13,329,852
Kontoor Brands, Inc. (b)	430,235	26,855,268
Movado Group, Inc. (b)	136,945	4,128,892
Oxford Industries, Inc. (b)	125,922	12,592,200
Steven Madden Ltd.	603,614	25,351,788
Security Description	Shares	Value
Wolverine World Wide, Inc.	692,404	$ 6,155,471
		100,216,934
TOBACCO — 0.3%
Universal Corp.	210,716	14,185,401
Vector Group Ltd.	1,132,067	12,769,716
		26,955,117
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	332,879	57,484,874
Boise Cascade Co. (b)	341,246	44,143,583
DXP Enterprises, Inc. (a) (b)	111,896	3,770,895
GMS, Inc. (a)	349,383	28,799,641
NOW, Inc. (a)	905,995	10,255,863
Rush Enterprises, Inc. Class A	527,400	26,528,220
		170,983,076
WATER UTILITIES — 0.8%
American States Water Co.	318,348	25,601,546
California Water Service Group	496,824	25,770,261
Middlesex Water Co. (b)	151,842	9,963,872
SJW Group	248,584	16,244,965
		77,580,644
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	540,734	5,477,635
Telephone & Data Systems, Inc.	842,831	15,465,949
		20,943,584
TOTAL COMMON STOCKS (Cost $8,835,880,369)		9,891,420,960

SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	18,520,333	18,527,741
State Street Navigator Securities Lending Portfolio II (g) (h)	619,136,181	619,136,181
TOTAL SHORT-TERM INVESTMENTS (Cost $637,663,632)		637,663,922
TOTAL INVESTMENTS — 106.3% (Cost $9,473,544,001)		10,529,084,882
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(620,045,459)
NET ASSETS — 100.0%		$ 9,909,039,423

See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	112	03/15/2024	$10,644,186	$11,467,120	$822,934

During the period ended December 31, 2023, the average notional value related to futures contracts was $8,438,461.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 9,891,417,608	$3,352	$ 0(a)	$ 9,891,420,960
Short-Term Investments	637,663,922	—	—	637,663,922
TOTAL INVESTMENTS	$10,529,081,530	$3,352	$ 0	$10,529,084,882
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 822,934	$ —	$—	$ 822,934
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 822,934	$ —	$—	$ 822,934
(a)	The Portfolio held a Level 3 securities that were valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,663,221	$ 4,664,154	$ 210,325,248	$ 196,463,135	$1,184	$290	18,520,333	$ 18,527,741	$ 249,821
State Street Navigator Securities Lending Portfolio II	658,928,677	658,928,677	1,472,943,003	1,512,735,499	—	—	619,136,181	619,136,181	1,311,695
Total		$663,592,831	$1,683,268,251	$1,709,198,634	$1,184	$290		$637,663,922	$1,561,516
See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	5,842	$ 364,541
AeroVironment, Inc. (a)	3,548	447,190
Axon Enterprise, Inc. (a)	11,953	3,087,818
Boeing Co. (a)	96,862	25,248,049
BWX Technologies, Inc.	15,596	1,196,681
Curtiss-Wright Corp.	6,503	1,448,803
General Dynamics Corp.	38,401	9,971,588
Hexcel Corp.	14,652	1,080,585
Howmet Aerospace, Inc.	66,611	3,604,987
Huntington Ingalls Industries, Inc.	7,186	1,865,773
Kaman Corp.	4,788	114,673
L3Harris Technologies, Inc.	32,158	6,773,118
Lockheed Martin Corp.	37,426	16,962,960
Mercury Systems, Inc. (a)	9,174	335,493
Moog, Inc. Class A	5,014	725,927
National Presto Industries, Inc.	108	8,670
Northrop Grumman Corp.	24,180	11,319,625
RTX Corp.	243,764	20,510,303
Textron, Inc.	33,654	2,706,455
TransDigm Group, Inc.	9,431	9,540,400
Triumph Group, Inc. (a)	11,331	187,868
Woodward, Inc.	9,860	1,342,242
		118,843,749
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	19,822	1,712,423
Expeditors International of Washington, Inc.	25,175	3,202,260
FedEx Corp.	39,358	9,956,393
Forward Air Corp.	4,892	307,560
GXO Logistics, Inc. (a)	20,159	1,232,924
Hub Group, Inc. Class A (a)	5,642	518,725
United Parcel Service, Inc. Class B	122,829	19,312,404
		36,242,689
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	21,344	833,910
Allegiant Travel Co.	2,321	191,738
American Airlines Group, Inc. (a)	105,232	1,445,888
Delta Air Lines, Inc.	108,034	4,346,208
JetBlue Airways Corp. (a) (b)	51,579	286,263
SkyWest, Inc. (a)	8,530	445,266
Southwest Airlines Co.	98,466	2,843,698
Sun Country Airlines Holdings, Inc. (a) (b)	783	12,317
United Airlines Holdings, Inc. (a)	51,633	2,130,377
		12,535,665
AUTO COMPONENTS — 0.2%
Adient PLC (a)	15,174	551,727
American Axle & Manufacturing Holdings, Inc. (a) (b)	16,107	141,903
Security Description	Shares	Value
Aptiv PLC (a)	48,071	$ 4,312,930
Autoliv, Inc.	13,225	1,457,263
BorgWarner, Inc.	41,052	1,471,714
Dana, Inc.	25,815	377,157
Dorman Products, Inc. (a)	5,040	420,386
Fox Factory Holding Corp. (a) (b)	6,314	426,069
Gentex Corp.	41,752	1,363,620
Gentherm, Inc. (a)	5,473	286,566
Goodyear Tire & Rubber Co. (a)	47,688	682,892
LCI Industries (b)	4,584	576,255
Lear Corp.	9,578	1,352,509
Patrick Industries, Inc. (b)	3,249	326,037
Phinia, Inc.	8,181	247,803
Standard Motor Products, Inc.	2,689	107,049
Visteon Corp. (a)	4,875	608,888
XPEL, Inc. (a) (b)	2,400	129,240
		14,840,008
AUTOMOBILES — 1.8%
Ford Motor Co.	661,469	8,063,307
General Motors Co.	233,764	8,396,803
Harley-Davidson, Inc.	21,477	791,213
Tesla, Inc. (a)	469,269	116,603,961
Thor Industries, Inc. (b)	9,175	1,084,944
Winnebago Industries, Inc.	5,617	409,367
		135,349,595
BANKS — 4.3%
Ameris Bancorp	9,533	505,726
Associated Banc-Corp.	26,954	576,546
Atlantic Union Bankshares Corp.	12,825	468,625
Axos Financial, Inc. (a)	9,394	512,912
Banc of California, Inc.	22,579	303,236
BancFirst Corp.	2,979	289,946
Bancorp, Inc. (a)	8,942	344,804
Bank of America Corp.	1,167,395	39,306,190
Bank of Hawaii Corp. (b)	7,087	513,524
Bank of New York Mellon Corp.	130,365	6,785,498
Bank OZK	20,437	1,018,376
BankUnited, Inc.	15,340	497,476
Banner Corp.	5,390	288,688
Berkshire Hills Bancorp, Inc.	7,648	189,900
Brookline Bancorp, Inc.	14,457	157,726
Cadence Bank	29,571	875,006
Capitol Federal Financial, Inc.	22,293	143,790
Cathay General Bancorp	12,700	566,039
Central Pacific Financial Corp.	5,684	111,861
Citigroup, Inc.	326,622	16,801,436
Citizens Financial Group, Inc.	79,050	2,619,717
City Holding Co. (b)	2,868	316,226
Columbia Banking System, Inc.	32,872	877,025
Comerica, Inc.	23,627	1,318,623
Commerce Bancshares, Inc.	20,851	1,113,652
Community Bank System, Inc.	9,160	477,328
Cullen/Frost Bankers, Inc.	9,898	1,073,834

See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Customers Bancorp, Inc. (a)	5,745	$ 331,027
CVB Financial Corp.	21,087	425,747
Dime Community Bancshares, Inc.	5,637	151,804
Eagle Bancorp, Inc.	5,846	176,198
East West Bancorp, Inc.	24,287	1,747,450
FB Financial Corp.	3,487	138,957
Fifth Third Bancorp	115,503	3,983,698
First Bancorp (c)	36,607	602,185
First Bancorp (c)	1,779	65,841
First Commonwealth Financial Corp.	17,244	266,247
First Financial Bancorp	15,150	359,812
First Financial Bankshares, Inc.	23,707	718,322
First Hawaiian, Inc.	22,548	515,447
First Horizon Corp.	82,951	1,174,586
FNB Corp.	56,445	777,248
Fulton Financial Corp.	28,449	468,271
Glacier Bancorp, Inc.	15,528	641,617
Goldman Sachs Group, Inc.	55,337	21,347,354
Hancock Whitney Corp.	15,572	756,643
Hanmi Financial Corp.	5,744	111,434
Heritage Financial Corp.	5,638	120,597
Hilltop Holdings, Inc.	10,138	356,959
Home BancShares, Inc.	27,337	692,446
Hope Bancorp, Inc.	22,762	274,965
Huntington Bancshares, Inc.	247,911	3,153,428
Independent Bank Corp.	6,413	422,040
Independent Bank Group, Inc.	5,980	304,262
International Bancshares Corp.	9,403	510,771
JPMorgan Chase & Co.	490,219	83,386,252
KeyCorp	163,596	2,355,782
Lakeland Financial Corp.	4,388	285,922
M&T Bank Corp.	28,149	3,858,665
Morgan Stanley	214,292	19,982,729
National Bank Holdings Corp. Class A	6,010	223,512
NBT Bancorp, Inc.	8,427	353,176
New York Community Bancorp, Inc.	116,204	1,188,767
Northern Trust Corp.	35,274	2,976,420
Northfield Bancorp, Inc.	8,745	110,012
Northwest Bancshares, Inc.	19,200	239,616
OFG Bancorp	8,062	302,164
Old National Bancorp	48,792	824,097
Pacific Premier Bancorp, Inc.	16,642	484,449
Park National Corp. (b)	2,479	329,360
Pathward Financial, Inc.	5,798	306,888
Pinnacle Financial Partners, Inc.	12,560	1,095,483
PNC Financial Services Group, Inc.	67,678	10,479,938
Preferred Bank	2,429	177,438
Prosperity Bancshares, Inc.	15,521	1,051,237
Provident Financial Services, Inc.	12,150	219,064
Regions Financial Corp.	164,038	3,179,056
Renasant Corp.	9,760	328,717
Security Description	Shares	Value
S&T Bancorp, Inc.	6,499	$ 217,197
Seacoast Banking Corp. of Florida	7,473	212,682
ServisFirst Bancshares, Inc. (b)	8,009	533,640
Simmons First National Corp. Class A	19,667	390,193
Southside Bancshares, Inc.	5,614	175,830
SouthState Corp.	12,925	1,091,516
State Street Corp. (d)	54,123	4,192,368
Stellar Bancorp, Inc.	4,228	117,708
Synovus Financial Corp.	25,450	958,192
Texas Capital Bancshares, Inc. (a)	8,519	550,583
Tompkins Financial Corp.	2,151	129,555
Triumph Financial, Inc. (a)	3,379	270,928
Truist Financial Corp.	227,849	8,412,185
TrustCo Bank Corp.	3,255	101,068
Trustmark Corp.	11,237	313,288
U.S. Bancorp	264,547	11,449,594
UMB Financial Corp.	6,196	517,676
United Bankshares, Inc.	19,367	727,231
United Community Banks, Inc.	13,717	401,359
Valley National Bancorp	67,326	731,160
Veritex Holdings, Inc.	6,421	149,417
WaFd, Inc.	13,044	429,930
Webster Financial Corp.	31,255	1,586,504
Wells Fargo & Co.	615,795	30,309,430
Westamerica BanCorp	3,746	211,312
Wintrust Financial Corp.	9,412	872,963
WSFS Financial Corp.	8,734	401,153
Zions Bancorp NA	27,223	1,194,273
		319,036,745
BEVERAGES — 1.4%
Boston Beer Co., Inc. Class A (a)	1,755	606,510
Brown-Forman Corp. Class B	31,165	1,779,521
Celsius Holdings, Inc. (a)	25,203	1,374,068
Coca-Cola Co.	661,407	38,976,715
Coca-Cola Consolidated, Inc.	786	729,722
Constellation Brands, Inc. Class A	27,423	6,629,510
Keurig Dr Pepper, Inc.	170,949	5,696,021
MGP Ingredients, Inc. (b)	2,760	271,915
Molson Coors Beverage Co. Class B	32,501	1,989,386
Monster Beverage Corp. (a)	125,516	7,230,977
National Beverage Corp. (a)	4,726	234,977
PepsiCo, Inc.	233,574	39,670,208
		105,189,530
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	299,967	46,485,886
Alkermes PLC (a)	28,266	784,099
Amgen, Inc.	90,981	26,204,348
Arcus Biosciences, Inc. (a)	7,973	152,284

See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (a)	16,557	$ 506,644
Biogen, Inc. (a)	24,663	6,382,045
Catalyst Pharmaceuticals, Inc. (a)	16,324	274,406
Cytokinetics, Inc. (a)	18,716	1,562,599
Dynavax Technologies Corp. (a) (b)	19,213	268,598
Exelixis, Inc. (a)	53,320	1,279,147
Gilead Sciences, Inc.	212,340	17,201,663
Halozyme Therapeutics, Inc. (a)	22,068	815,633
Incyte Corp. (a)	31,470	1,976,001
Ironwood Pharmaceuticals, Inc. (a)	23,257	266,060
Moderna, Inc. (a)	56,247	5,593,764
Myriad Genetics, Inc. (a)	13,795	264,036
Neurocrine Biosciences, Inc. (a)	15,856	2,089,187
Regeneron Pharmaceuticals, Inc. (a)	18,184	15,970,825
REGENXBIO, Inc. (a)	5,998	107,664
United Therapeutics Corp. (a)	7,591	1,669,185
Vericel Corp. (a)	8,062	287,088
Vertex Pharmaceuticals, Inc. (a)	43,783	17,814,865
Vir Biotechnology, Inc. (a)	12,595	126,706
Xencor, Inc. (a)	9,737	206,717
		148,289,450
BROADLINE RETAIL — 3.3%
Amazon.com, Inc. (a)	1,541,968	234,286,618
eBay, Inc.	89,622	3,909,312
Etsy, Inc. (a)	20,748	1,681,625
Kohl's Corp. (b)	18,812	539,528
Macy's, Inc.	52,406	1,054,409
Nordstrom, Inc. (b)	18,494	341,214
Ollie's Bargain Outlet Holdings, Inc. (a)	9,272	703,652
		242,516,358
BUILDING PRODUCTS — 0.7%
A O Smith Corp.	20,787	1,713,680
AAON, Inc.	9,779	722,375
Advanced Drainage Systems, Inc.	10,815	1,521,022
Allegion PLC	15,420	1,953,560
American Woodmark Corp. (a)	2,808	260,723
Apogee Enterprises, Inc.	5,401	288,467
Armstrong World Industries, Inc. (b)	7,518	739,170
AZZ, Inc.	5,334	309,852
Builders FirstSource, Inc. (a)	20,862	3,482,702
Carlisle Cos., Inc.	8,299	2,592,856
Carrier Global Corp.	142,364	8,178,812
Fortune Brands Innovations, Inc.	21,355	1,625,970
Gibraltar Industries, Inc. (a)	5,458	431,073
Griffon Corp.	8,342	508,445
Hayward Holdings, Inc. (a)	21,304	289,734
Insteel Industries, Inc.	2,901	111,079
Security Description	Shares	Value
Johnson Controls International PLC	115,670	$ 6,667,219
Lennox International, Inc.	5,707	2,553,997
Masco Corp.	38,201	2,558,703
Masterbrand, Inc. (a)	23,580	350,163
Owens Corning	15,234	2,258,136
PGT Innovations, Inc. (a)	9,338	380,057
Quanex Building Products Corp.	5,627	172,017
Resideo Technologies, Inc. (a)	25,074	471,893
Simpson Manufacturing Co., Inc.	7,143	1,414,171
Trane Technologies PLC	38,759	9,453,320
Trex Co., Inc. (a)	19,821	1,640,980
UFP Industries, Inc.	10,492	1,317,271
		53,967,447
CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc.	5,714	865,214
Ameriprise Financial, Inc.	17,494	6,644,746
Artisan Partners Asset Management, Inc. Class A (b)	11,630	513,813
B Riley Financial, Inc.	2,907	61,018
BlackRock, Inc.	23,825	19,341,135
Blackstone, Inc.	120,657	15,796,414
Brightsphere Investment Group, Inc.	4,772	91,431
Carlyle Group, Inc. (b)	36,663	1,491,817
Cboe Global Markets, Inc.	18,527	3,308,181
Charles Schwab Corp.	252,744	17,388,787
CME Group, Inc.	60,823	12,809,324
Donnelley Financial Solutions, Inc. (a)	5,399	336,736
Evercore, Inc. Class A	6,316	1,080,352
FactSet Research Systems, Inc.	6,409	3,057,413
Federated Hermes, Inc.	16,069	544,096
Franklin Resources, Inc.	47,302	1,409,127
Houlihan Lokey, Inc.	8,718	1,045,375
Interactive Brokers Group, Inc. Class A	18,203	1,509,029
Intercontinental Exchange, Inc.	97,212	12,484,937
Invesco Ltd.	65,215	1,163,436
Janus Henderson Group PLC	25,723	775,548
Jefferies Financial Group, Inc.	28,572	1,154,594
MarketAxess Holdings, Inc.	6,715	1,966,488
Moelis & Co. Class A (b)	11,267	632,417
Moody's Corp.	26,719	10,435,373
Morningstar, Inc.	4,490	1,285,218
MSCI, Inc.	13,418	7,589,892
Nasdaq, Inc.	59,426	3,455,028
Piper Sandler Cos.	2,464	430,880
PJT Partners, Inc. Class A (b)	3,806	387,717
Raymond James Financial, Inc.	31,580	3,521,170
S&P Global, Inc.	54,911	24,189,394
SEI Investments Co.	16,947	1,076,982
Stifel Financial Corp.	17,704	1,224,232
StoneX Group, Inc. (a)	4,238	312,891
T Rowe Price Group, Inc.	38,184	4,112,035

See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Virtus Investment Partners, Inc.	850	$ 205,496
WisdomTree, Inc.	20,132	139,515
		163,837,251
CHEMICALS — 1.7%
AdvanSix, Inc.	5,597	167,686
Air Products & Chemicals, Inc.	37,559	10,283,654
Albemarle Corp. (b)	20,213	2,920,374
Ashland, Inc.	9,356	788,804
Avient Corp.	13,694	569,260
Axalta Coating Systems Ltd. (a)	37,775	1,283,217
Balchem Corp.	5,434	808,308
Cabot Corp.	9,743	813,540
Celanese Corp.	17,081	2,653,875
CF Industries Holdings, Inc.	32,805	2,607,997
Chemours Co.	27,431	865,174
Corteva, Inc.	119,471	5,725,050
Dow, Inc.	119,474	6,551,954
DuPont de Nemours, Inc.	72,870	5,605,889
Eastman Chemical Co.	20,154	1,810,232
Ecolab, Inc.	42,311	8,392,387
FMC Corp.	21,772	1,372,725
Hawkins, Inc.	3,767	265,272
HB Fuller Co.	9,064	737,900
Ingevity Corp. (a)	6,909	326,243
Innospec, Inc.	4,400	542,256
International Flavors & Fragrances, Inc.	41,815	3,385,761
Koppers Holdings, Inc.	2,979	152,584
Linde PLC	82,212	33,765,291
Livent Corp. (a) (b)	26,035	468,109
LyondellBasell Industries NV Class A	43,437	4,129,990
Mativ Holdings, Inc. (b)	9,662	147,925
Minerals Technologies, Inc.	5,664	403,900
Mosaic Co.	58,616	2,094,350
NewMarket Corp.	1,137	620,609
Olin Corp.	20,741	1,118,977
PPG Industries, Inc.	40,015	5,984,243
Quaker Chemical Corp.	2,321	495,348
RPM International, Inc.	22,463	2,507,545
Scotts Miracle-Gro Co. (b)	7,047	449,246
Sensient Technologies Corp.	7,396	488,136
Sherwin-Williams Co.	39,882	12,439,196
Stepan Co.	2,983	282,043
Westlake Corp.	5,800	811,768
		124,836,818
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	11,088	497,075
Brady Corp. Class A	8,382	491,940
Brink's Co.	8,476	745,464
Cintas Corp.	14,728	8,875,976
Clean Harbors, Inc. (a)	8,404	1,466,582
Copart, Inc. (a)	147,635	7,234,115
CoreCivic, Inc. (a)	23,570	342,472
Deluxe Corp.	8,640	185,328
Security Description	Shares	Value
Enviri Corp. (a)	14,297	$ 128,673
GEO Group, Inc. (a) (b)	23,665	256,292
Healthcare Services Group, Inc. (a)	12,590	130,558
HNI Corp.	7,463	312,177
Interface, Inc.	11,361	143,376
Liquidity Services, Inc. (a)	4,635	79,768
Matthews International Corp. Class A	5,712	209,345
MillerKnoll, Inc.	10,992	293,267
MSA Safety, Inc.	5,798	978,876
OPENLANE, Inc. (a)	21,625	320,266
Pitney Bowes, Inc. (b)	29,296	128,902
Republic Services, Inc.	35,535	5,860,077
Rollins, Inc.	47,758	2,085,592
Stericycle, Inc. (a)	15,355	760,994
Tetra Tech, Inc.	9,469	1,580,660
UniFirst Corp.	2,583	472,457
Veralto Corp.	37,266	3,065,501
Vestis Corp.	22,343	472,331
Viad Corp. (a)	2,989	108,202
Waste Management, Inc.	62,635	11,217,929
		48,444,195
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN Holdings, Inc. (b)	9,269	68,034
Arista Networks, Inc. (a)	42,502	10,009,646
Calix, Inc. (a)	9,416	411,385
Ciena Corp. (a)	26,203	1,179,397
Cisco Systems, Inc.	686,834	34,698,854
Digi International, Inc. (a)	5,249	136,474
Extreme Networks, Inc. (a)	21,741	383,511
F5, Inc. (a)	10,514	1,881,796
Harmonic, Inc. (a) (b)	21,985	286,684
Juniper Networks, Inc.	55,737	1,643,127
Lumentum Holdings, Inc. (a)	12,887	675,536
Motorola Solutions, Inc.	28,455	8,908,976
NetScout Systems, Inc. (a)	12,114	265,902
Viasat, Inc. (a) (b)	10,007	279,696
Viavi Solutions, Inc. (a)	39,195	394,694
		61,223,712
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	23,537	2,175,525
Arcosa, Inc.	8,065	666,491
Comfort Systems USA, Inc.	5,766	1,185,893
Dycom Industries, Inc. (a)	5,410	622,637
EMCOR Group, Inc.	8,016	1,726,887
Fluor Corp. (a)	28,877	1,131,112
Granite Construction, Inc.	8,731	444,059
MasTec, Inc. (a)	9,822	743,722
MDU Resources Group, Inc.	34,830	689,634
MYR Group, Inc. (a)	2,763	399,613
Quanta Services, Inc.	24,016	5,182,653
Valmont Industries, Inc.	2,711	633,045
		15,601,271

See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,893	$ 1,195,336
Knife River Corp. (a)	8,672	573,913
Martin Marietta Materials, Inc.	10,523	5,250,030
Vulcan Materials Co.	21,766	4,941,100
		11,960,379
CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	46,110	1,610,161
American Express Co.	97,591	18,282,698
Bread Financial Holdings, Inc.	7,231	238,189
Capital One Financial Corp.	64,818	8,498,936
Discover Financial Services	42,419	4,767,896
Encore Capital Group, Inc. (a)	5,492	278,719
Enova International, Inc. (a)	4,664	258,199
EZCORP, Inc. Class A (a) (b)	9,199	80,399
FirstCash Holdings, Inc.	7,128	772,604
Green Dot Corp. Class A (a)	8,969	88,793
Navient Corp.	10,190	189,738
PRA Group, Inc. (a)	7,859	205,906
PROG Holdings, Inc. (a)	3,839	118,664
SLM Corp.	38,365	733,539
Synchrony Financial	71,065	2,713,972
World Acceptance Corp. (a)	478	62,393
		38,900,806
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Andersons, Inc.	5,522	317,736
BJ's Wholesale Club Holdings, Inc. (a)	22,007	1,466,987
Casey's General Stores, Inc.	5,864	1,611,075
Chefs' Warehouse, Inc. (a)	3,623	106,625
Costco Wholesale Corp.	75,085	49,562,107
Dollar General Corp.	37,168	5,052,990
Dollar Tree, Inc. (a)	36,492	5,183,689
Grocery Outlet Holding Corp. (a)	12,537	337,997
Kroger Co.	111,653	5,103,659
Performance Food Group Co. (a)	26,386	1,824,592
PriceSmart, Inc.	3,432	260,077
SpartanNash Co.	5,852	134,303
Sprouts Farmers Market, Inc. (a)	20,139	968,887
Sysco Corp.	86,226	6,305,707
Target Corp.	77,812	11,081,985
U.S. Foods Holding Corp. (a)	35,258	1,601,066
United Natural Foods, Inc. (a)	9,392	152,432
Walgreens Boots Alliance, Inc.	121,691	3,177,352
Walmart, Inc.	242,602	38,246,205
		132,495,471
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	245,079	2,362,562
AptarGroup, Inc.	10,875	1,344,367
Avery Dennison Corp.	13,972	2,824,579
Ball Corp.	55,011	3,164,233
Security Description	Shares	Value
Berry Global Group, Inc.	20,428	$ 1,376,643
Crown Holdings, Inc.	20,528	1,890,424
Graphic Packaging Holding Co.	52,683	1,298,636
Greif, Inc. Class A	2,820	184,964
International Paper Co.	58,662	2,120,631
Myers Industries, Inc.	5,619	109,851
O-I Glass, Inc. (a)	26,265	430,221
Packaging Corp. of America	16,008	2,607,863
Sealed Air Corp.	26,324	961,352
Silgan Holdings, Inc.	13,764	622,821
Sonoco Products Co.	17,414	972,920
Westrock Co.	44,780	1,859,266
		24,131,333
DISTRIBUTORS — 0.1%
Genuine Parts Co.	24,237	3,356,824
LKQ Corp.	47,376	2,264,099
Pool Corp. (b)	6,529	2,603,178
		8,224,101
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,463	498,894
Frontdoor, Inc. (a)	14,023	493,890
Graham Holdings Co. Class B	586	408,161
Grand Canyon Education, Inc. (a)	5,088	671,819
H&R Block, Inc.	24,371	1,178,825
Mister Car Wash, Inc. (a) (b)	13,520	116,813
Perdoceo Education Corp.	12,134	213,073
Service Corp. International	25,084	1,717,000
Strategic Education, Inc.	4,275	394,882
Stride, Inc. (a)	6,932	411,553
		6,104,910
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	11,430	217,399
American Assets Trust, Inc. REIT	8,587	193,293
Armada Hoffler Properties, Inc. REIT	9,310	115,165
Essential Properties Realty Trust, Inc. REIT	18,910	483,340
Global Net Lease, Inc. REIT	15,969	158,891
WP Carey, Inc. REIT	36,366	2,356,880
		3,524,968
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	1,205,417	20,226,897
ATN International, Inc.	2,758	107,479
Cogent Communications Holdings, Inc. (b)	7,348	558,889
Consolidated Communications Holdings, Inc. (a)	12,401	53,944
Frontier Communications Parent, Inc. (a) (b)	37,975	962,287
Iridium Communications, Inc.	22,170	912,517
Lumen Technologies, Inc. (a) (b)	168,184	307,777

See accompanying notes to financial statements.
64

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shenandoah Telecommunications Co.	8,398	$ 181,565
Verizon Communications, Inc.	712,254	26,851,976
		50,163,331
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	9,016	551,419
Alliant Energy Corp.	42,543	2,182,456
American Electric Power Co., Inc.	87,697	7,122,750
Constellation Energy Corp.	55,134	6,444,613
Duke Energy Corp.	130,976	12,709,911
Edison International	63,581	4,545,406
Entergy Corp.	34,322	3,473,043
Evergy, Inc.	38,881	2,029,588
Eversource Energy	57,338	3,538,901
Exelon Corp.	165,635	5,946,296
FirstEnergy Corp.	87,527	3,208,740
IDACORP, Inc.	8,346	820,579
NextEra Energy, Inc.	347,917	21,132,479
NRG Energy, Inc.	41,047	2,122,130
OGE Energy Corp.	34,541	1,206,517
Otter Tail Corp. (b)	7,145	607,111
PG&E Corp.	355,392	6,407,718
Pinnacle West Capital Corp.	19,744	1,418,409
PNM Resources, Inc.	14,108	586,893
Portland General Electric Co.	15,342	664,922
PPL Corp.	128,915	3,493,596
Southern Co.	185,374	12,998,425
Xcel Energy, Inc.	93,874	5,811,739
		109,023,641
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	5,258	1,076,996
AMETEK, Inc.	38,760	6,391,136
Eaton Corp. PLC	67,699	16,303,273
Emerson Electric Co.	97,126	9,453,274
Encore Wire Corp. (b)	2,989	638,450
EnerSys	7,381	745,186
Generac Holdings, Inc. (a)	10,616	1,372,012
nVent Electric PLC	27,446	1,621,784
Powell Industries, Inc.	1,793	158,501
Regal Rexnord Corp.	11,902	1,761,734
Rockwell Automation, Inc.	19,796	6,146,262
Sensata Technologies Holding PLC	25,850	971,184
SunPower Corp. (a) (b)	14,208	68,625
Sunrun, Inc. (a) (b)	36,252	711,627
Vicor Corp. (a)	3,156	141,831
		47,561,875
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	6,431	700,465
Amphenol Corp. Class A	101,324	10,044,248
Arlo Technologies, Inc. (a)	12,857	122,399
Arrow Electronics, Inc. (a)	9,475	1,158,319
Security Description	Shares	Value
Avnet, Inc.	16,683	$ 840,823
Badger Meter, Inc.	5,079	784,045
Belden, Inc.	6,867	530,476
Benchmark Electronics, Inc.	5,925	163,767
CDW Corp.	22,759	5,173,576
Cognex Corp.	30,172	1,259,379
Coherent Corp. (a)	20,361	886,314
Corning, Inc.	129,227	3,934,962
Crane NXT Co.	8,326	473,500
CTS Corp.	5,538	242,232
ePlus, Inc. (a)	5,270	420,757
Fabrinet (a)	5,892	1,121,424
Hubbell, Inc.	9,258	3,045,234
Insight Enterprises, Inc. (a)	4,737	839,349
IPG Photonics Corp. (a)	5,774	626,710
Itron, Inc. (a)	6,919	522,454
Jabil, Inc.	21,655	2,758,847
Keysight Technologies, Inc. (a)	30,160	4,798,154
Knowles Corp. (a)	15,996	286,488
Littelfuse, Inc.	4,395	1,175,926
Methode Electronics, Inc.	5,824	132,380
Novanta, Inc. (a)	5,906	994,629
OSI Systems, Inc. (a)	2,791	360,179
PC Connection, Inc.	2,174	146,115
Plexus Corp. (a)	5,062	547,354
Rogers Corp. (a)	2,893	382,079
Sanmina Corp. (a)	11,463	588,854
ScanSource, Inc. (a)	5,598	221,737
TD SYNNEX Corp.	7,264	781,679
TE Connectivity Ltd.	53,385	7,500,592
Teledyne Technologies, Inc. (a)	7,801	3,481,508
Trimble, Inc. (a)	43,038	2,289,622
TTM Technologies, Inc. (a)	17,469	276,185
Vishay Intertechnology, Inc.	23,031	552,053
Vontier Corp.	24,420	843,711
Zebra Technologies Corp. Class A (a)	9,122	2,493,316
		63,501,841
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	16,851	259,505
Baker Hughes Co.	171,650	5,866,997
Bristow Group, Inc. (a)	4,589	129,731
ChampionX Corp.	33,355	974,300
Core Laboratories, Inc.	7,687	135,752
Dril-Quip, Inc. (a)	5,643	131,313
Halliburton Co.	150,004	5,422,645
Helix Energy Solutions Group, Inc. (a)	24,236	249,146
Helmerich & Payne, Inc.	19,213	695,895
Liberty Energy, Inc. (b)	26,350	477,989
Nabors Industries Ltd. (a) (b)	1,325	108,160
NOV, Inc.	66,959	1,357,928
Oceaneering International, Inc. (a)	17,524	372,911
Oil States International, Inc. (a)	10,835	73,570
Patterson-UTI Energy, Inc.	53,870	581,796

See accompanying notes to financial statements.
65

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ProPetro Holding Corp. (a)	14,508	$ 121,577
RPC, Inc. (b)	12,301	89,551
Schlumberger NV	241,574	12,571,511
U.S. Silica Holdings, Inc. (a)	16,174	182,928
Valaris Ltd. (a)	10,320	707,642
Weatherford International PLC (a)	12,275	1,200,863
		31,711,710
ENTERTAINMENT — 1.1%
Cinemark Holdings, Inc. (a) (b)	19,485	274,544
Electronic Arts, Inc.	41,958	5,740,274
Live Nation Entertainment, Inc. (a)	24,421	2,285,806
Madison Square Garden Sports Corp. (a)	3,028	550,581
Marcus Corp. (b)	3,093	45,096
Netflix, Inc. (a)	74,230	36,141,102
Take-Two Interactive Software, Inc. (a)	27,111	4,363,515
TKO Group Holdings, Inc.	8,039	655,822
Walt Disney Co.	309,940	27,984,482
Warner Bros Discovery, Inc. (a)	370,468	4,215,926
		82,257,148
FINANCIAL SERVICES — 4.0%
Berkshire Hathaway, Inc. Class B (a)	308,469	110,018,553
BM Technologies, Inc. (a)	11	23
Equitable Holdings, Inc.	53,926	1,795,736
Essent Group Ltd.	17,595	927,960
Euronet Worldwide, Inc. (a)	8,734	886,414
EVERTEC, Inc.	10,274	420,618
Fidelity National Information Services, Inc.	100,458	6,034,512
Fiserv, Inc. (a)	101,779	13,520,322
FleetCor Technologies, Inc. (a)	12,575	3,553,821
Global Payments, Inc.	44,098	5,600,446
Jack Henry & Associates, Inc.	13,034	2,129,886
Jackson Financial, Inc. Class A	10,111	517,683
Mastercard, Inc. Class A	140,398	59,881,151
MGIC Investment Corp.	47,003	906,688
Mr Cooper Group, Inc. (a)	12,368	805,404
NCR Atleos Corp. (a)	11,192	271,854
NMI Holdings, Inc. Class A (a)	10,483	311,135
Payoneer Global, Inc. (a)	34,058	177,442
PayPal Holdings, Inc. (a)	182,784	11,224,765
Radian Group, Inc.	26,949	769,394
Visa, Inc. Class A	270,312	70,375,729
Voya Financial, Inc.	18,555	1,353,773
Walker & Dunlop, Inc.	5,016	556,826
Western Union Co.	69,525	828,738
WEX, Inc. (a)	7,541	1,467,102
		294,335,975
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	90,445	6,531,938
B&G Foods, Inc.	7,403	77,732
Security Description	Shares	Value
Bunge Global SA	25,570	$ 2,581,292
Calavo Growers, Inc.	2,923	85,965
Cal-Maine Foods, Inc.	6,155	353,235
Campbell Soup Co.	36,237	1,566,526
Conagra Brands, Inc.	82,190	2,355,565
Darling Ingredients, Inc. (a)	27,887	1,389,888
Flowers Foods, Inc.	30,645	689,819
Fresh Del Monte Produce, Inc.	5,710	149,888
General Mills, Inc.	98,530	6,418,244
Hain Celestial Group, Inc. (a)	14,338	157,001
Hershey Co.	25,052	4,670,695
Hormel Foods Corp.	48,433	1,555,184
Ingredion, Inc.	11,334	1,230,079
J & J Snack Foods Corp.	2,582	431,555
J M Smucker Co.	17,969	2,270,922
John B Sanfilippo & Son, Inc.	835	86,038
Kellanova	43,497	2,431,917
Kraft Heinz Co.	136,475	5,046,845
Lamb Weston Holdings, Inc.	25,273	2,731,759
Lancaster Colony Corp.	2,727	453,746
McCormick & Co., Inc.	42,283	2,893,003
Mondelez International, Inc. Class A	231,170	16,743,643
Pilgrim's Pride Corp. (a)	8,515	235,525
Post Holdings, Inc. (a)	8,661	762,688
Simply Good Foods Co. (a)	14,474	573,170
Tootsie Roll Industries, Inc.	3,158	104,972
TreeHouse Foods, Inc. (a)	9,648	399,910
Tyson Foods, Inc. Class A	49,651	2,668,741
WK Kellogg Co.	430	5,650
		67,653,135
GAS UTILITIES — 0.1%
Atmos Energy Corp.	25,269	2,928,677
Chesapeake Utilities Corp.	2,777	293,335
National Fuel Gas Co.	15,001	752,600
New Jersey Resources Corp.	15,118	673,960
Northwest Natural Holding Co.	5,544	215,883
ONE Gas, Inc.	9,118	580,999
Southwest Gas Holdings, Inc. (b)	8,882	562,675
Spire, Inc.	8,806	548,966
UGI Corp.	35,250	867,150
		7,424,245
GROUND TRANSPORTATION — 1.2%
ArcBest Corp.	4,842	582,057
Avis Budget Group, Inc.	3,288	582,831
CSX Corp.	335,062	11,616,600
Heartland Express, Inc.	8,641	123,221
Hertz Global Holdings, Inc. (a) (b)	27,465	285,361
JB Hunt Transport Services, Inc.	14,492	2,894,632
Knight-Swift Transportation Holdings, Inc.	29,459	1,698,311
Landstar System, Inc.	6,502	1,259,112
Marten Transport Ltd.	9,446	198,177

See accompanying notes to financial statements.
66

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Norfolk Southern Corp.	38,545	$ 9,111,267
Old Dominion Freight Line, Inc.	15,267	6,188,173
RXO, Inc. (a)	16,459	382,836
Ryder System, Inc.	7,542	867,783
Saia, Inc. (a)	4,600	2,015,812
Uber Technologies, Inc. (a)	348,925	21,483,312
Union Pacific Corp.	103,558	25,435,916
Werner Enterprises, Inc.	9,356	396,414
XPO, Inc. (a)	19,759	1,730,691
		86,852,506
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	294,940	32,464,046
Align Technology, Inc. (a)	12,279	3,364,446
Artivion, Inc. (a)	6,159	110,123
Avanos Medical, Inc. (a)	8,248	185,003
Baxter International, Inc.	86,268	3,335,121
Becton Dickinson & Co.	48,848	11,910,608
Boston Scientific Corp. (a)	248,862	14,386,712
CONMED Corp.	4,958	542,950
Cooper Cos., Inc.	8,165	3,089,963
DENTSPLY SIRONA, Inc.	37,334	1,328,717
Dexcom, Inc. (a)	65,528	8,131,369
Edwards Lifesciences Corp. (a)	102,805	7,838,881
Embecta Corp.	9,720	184,000
Enovis Corp. (a)	6,127	343,234
Envista Holdings Corp. (a)	27,210	654,673
GE HealthCare Technologies, Inc.	66,440	5,137,141
Glaukos Corp. (a)	7,091	563,664
Globus Medical, Inc. Class A (a)	18,573	989,755
Haemonetics Corp. (a)	8,378	716,403
Hologic, Inc. (a)	43,179	3,085,139
ICU Medical, Inc. (a)	2,861	285,356
IDEXX Laboratories, Inc. (a)	14,103	7,827,870
Inari Medical, Inc. (a)	9,367	608,106
Insulet Corp. (a)	11,935	2,589,656
Integer Holdings Corp. (a)	5,472	542,166
Integra LifeSciences Holdings Corp. (a)	12,234	532,791
Intuitive Surgical, Inc. (a)	59,940	20,221,358
Lantheus Holdings, Inc. (a)	11,249	697,438
LeMaitre Vascular, Inc.	2,820	160,063
LivaNova PLC (a)	8,813	455,985
Masimo Corp. (a) (b)	7,916	927,834
Medtronic PLC	227,268	18,722,338
Merit Medical Systems, Inc. (a)	8,445	641,482
Neogen Corp. (a) (b)	29,998	603,260
Omnicell, Inc. (a)	6,351	238,988
OraSure Technologies, Inc. (a)	7,890	64,698
Penumbra, Inc. (a) (b)	5,894	1,482,577
QuidelOrtho Corp. (a)	10,318	760,437
ResMed, Inc.	24,661	4,242,185
Shockwave Medical, Inc. (a) (b)	5,940	1,131,926
Spectrum Pharmaceuticals, Inc. (a)	22	1
STAAR Surgical Co. (a) (b)	7,737	241,472
Security Description	Shares	Value
STERIS PLC	16,828	$ 3,699,636
Stryker Corp.	57,323	17,165,945
Tandem Diabetes Care, Inc. (a) (b)	10,520	311,182
Teleflex, Inc.	7,832	1,952,831
UFP Technologies, Inc. (a)	1,100	189,244
Varex Imaging Corp. (a)	6,530	133,865
Zimmer Biomet Holdings, Inc.	35,141	4,276,660
		189,069,298
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a)	15,283	1,188,406
AdaptHealth Corp. (a) (b)	16,332	119,060
Addus HomeCare Corp. (a)	2,566	238,253
Agiliti, Inc. (a)	5,692	45,081
Amedisys, Inc. (a)	5,088	483,665
AMN Healthcare Services, Inc. (a)	7,201	539,211
Apollo Medical Holdings, Inc. (a)	3,326	127,386
Cardinal Health, Inc.	41,822	4,215,658
Cencora, Inc.	28,334	5,819,237
Centene Corp. (a)	91,965	6,824,723
Chemed Corp.	2,583	1,510,409
Cigna Group	49,636	14,863,500
CorVel Corp. (a)	1,094	270,448
Cross Country Healthcare, Inc. (a) (b)	5,499	124,497
CVS Health Corp.	219,505	17,332,115
DaVita, Inc. (a)	9,237	967,668
Elevance Health, Inc.	40,027	18,875,132
Encompass Health Corp.	17,254	1,151,187
Enhabit, Inc. (a)	8,455	87,509
Ensign Group, Inc.	8,855	993,620
Fulgent Genetics, Inc. (a) (b)	2,202	63,660
HCA Healthcare, Inc.	33,599	9,094,577
HealthEquity, Inc. (a)	12,715	843,004
Henry Schein, Inc. (a)	23,657	1,791,071
Humana, Inc.	20,915	9,575,096
Laboratory Corp. of America Holdings	14,445	3,283,204
McKesson Corp.	22,541	10,436,032
ModivCare, Inc. (a) (b)	2,213	97,350
Molina Healthcare, Inc. (a)	10,130	3,660,070
National HealthCare Corp. (b)	2,306	213,121
NeoGenomics, Inc. (a) (b)	20,927	338,599
OmniAb, Inc. (a) (b) (f)	1,881	—
Option Care Health, Inc. (a)	30,601	1,030,948
Owens & Minor, Inc. (a)	12,673	244,209
Patterson Cos., Inc. (b)	15,050	428,172
Pediatrix Medical Group, Inc. (a)	14,820	137,826
Premier, Inc. Class A	20,260	453,014
Privia Health Group, Inc. (a)	15,885	365,832
Progyny, Inc. (a)	14,103	524,350
Quest Diagnostics, Inc.	19,143	2,639,437
R1 RCM, Inc. (a) (b)	21,074	222,752
RadNet, Inc. (a)	6,686	232,472
Select Medical Holdings Corp.	18,338	430,943

See accompanying notes to financial statements.
67

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Tenet Healthcare Corp. (a)	18,088	$ 1,366,910
U.S. Physical Therapy, Inc.	2,410	224,467
UnitedHealth Group, Inc.	156,820	82,561,025
Universal Health Services, Inc. Class B	9,264	1,412,204
Worthington Enterprises, Inc. (b)	6,010	345,876
		207,792,986
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	16,525	369,829
Community Healthcare Trust, Inc. REIT	3,529	94,013
Healthcare Realty Trust, Inc. REIT	56,416	972,048
Healthpeak Properties, Inc. REIT	88,317	1,748,677
LTC Properties, Inc. REIT	6,926	222,463
Medical Properties Trust, Inc. REIT (b)	93,447	458,825
Omega Healthcare Investors, Inc. REIT	39,391	1,207,728
Physicians Realty Trust REIT	35,392	471,067
Sabra Health Care REIT, Inc.	36,522	521,169
Universal Health Realty Income Trust REIT	1,700	73,525
Ventas, Inc. REIT	64,764	3,227,838
Welltower, Inc. REIT	93,885	8,465,610
		17,832,792
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	18,035	317,236
Doximity, Inc. Class A (a) (b)	20,328	569,997
HealthStream, Inc.	5,604	151,476
Schrodinger, Inc. (a) (b)	9,264	331,651
Simulations Plus, Inc. (b)	2,219	99,300
Veradigm, Inc. (a)	25,773	270,359
		1,740,019
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	36,130	600,119
Chatham Lodging Trust REIT	8,084	86,661
DiamondRock Hospitality Co. REIT	37,921	356,078
Host Hotels & Resorts, Inc. REIT	119,551	2,327,658
Park Hotels & Resorts, Inc. REIT	40,593	621,073
Pebblebrook Hotel Trust REIT (b)	22,094	353,062
Service Properties Trust REIT	28,405	242,579
Summit Hotel Properties, Inc. REIT	18,231	122,512
Sunstone Hotel Investors, Inc. REIT	36,426	390,851
Xenia Hotels & Resorts, Inc. REIT	19,957	271,814
		5,372,407
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.2%
Airbnb, Inc. Class A (a)	72,455	$ 9,864,024
Aramark	44,647	1,254,581
BJ's Restaurants, Inc. (a) (b)	5,010	180,410
Bloomin' Brands, Inc.	14,544	409,414
Booking Holdings, Inc. (a)	5,876	20,843,465
Boyd Gaming Corp.	13,535	847,426
Brinker International, Inc. (a)	6,736	290,860
Caesars Entertainment, Inc. (a)	35,055	1,643,378
Carnival Corp. (a)	172,066	3,190,104
Cheesecake Factory, Inc.	7,172	251,092
Chipotle Mexican Grill, Inc. (a)	4,644	10,620,642
Choice Hotels International, Inc.	5,020	568,766
Churchill Downs, Inc.	11,707	1,579,625
Chuy's Holdings, Inc. (a)	3,181	121,610
Cracker Barrel Old Country Store, Inc. (b)	4,174	321,732
Darden Restaurants, Inc.	20,355	3,344,326
Dave & Buster's Entertainment, Inc. (a) (b)	6,063	326,493
Dine Brands Global, Inc.	2,423	120,302
Domino's Pizza, Inc.	6,225	2,566,132
Expedia Group, Inc. (a)	21,959	3,333,157
Golden Entertainment, Inc.	3,275	130,771
Hilton Grand Vacations, Inc. (a)	13,525	543,434
Hilton Worldwide Holdings, Inc.	43,521	7,924,739
Hyatt Hotels Corp. Class A (b)	7,801	1,017,328
Jack in the Box, Inc.	3,664	299,092
Las Vegas Sands Corp.	62,585	3,079,808
Light & Wonder, Inc. (a)	15,433	1,267,204
Marriott International, Inc. Class A	41,850	9,437,593
Marriott Vacations Worldwide Corp.	6,196	525,978
McDonald's Corp.	122,987	36,466,875
MGM Resorts International (a)	46,382	2,072,348
Monarch Casino & Resort, Inc.	2,535	175,295
Norwegian Cruise Line Holdings Ltd. (a) (b)	72,351	1,449,914
Papa John's International, Inc.	6,271	478,038
Penn Entertainment, Inc. (a) (b)	25,379	660,362
Planet Fitness, Inc. Class A (a)	14,596	1,065,508
Royal Caribbean Cruises Ltd. (a)	38,590	4,997,019
Sabre Corp. (a) (b)	49,899	219,556
Shake Shack, Inc. Class A (a)	5,845	433,231
Six Flags Entertainment Corp. (a)	12,694	318,366
Starbucks Corp.	194,634	18,686,810
Texas Roadhouse, Inc.	11,294	1,380,466
Travel & Leisure Co.	14,998	586,272
Vail Resorts, Inc.	6,585	1,405,700
Wendy's Co.	30,419	592,562
Wingstop, Inc.	5,140	1,318,821
Wyndham Hotels & Resorts, Inc.	14,104	1,134,103
Wynn Resorts Ltd.	16,968	1,545,954

See accompanying notes to financial statements.
68

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Yum! Brands, Inc.	47,207	$ 6,168,067
		167,058,753
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc. (a)	1,679	581,975
Century Communities, Inc.	3,565	324,914
DR Horton, Inc.	51,982	7,900,224
Ethan Allen Interiors, Inc.	5,053	161,292
Garmin Ltd.	25,290	3,250,777
Green Brick Partners, Inc. (a)	4,290	222,823
Helen of Troy Ltd. (a) (b)	4,558	550,652
Installed Building Products, Inc.	3,788	692,522
iRobot Corp. (a)	4,858	188,005
KB Home	15,181	948,205
La-Z-Boy, Inc.	7,935	292,960
Leggett & Platt, Inc.	22,496	588,720
Lennar Corp. Class A	42,413	6,321,234
LGI Homes, Inc. (a)	2,770	368,853
M/I Homes, Inc. (a)	3,686	507,710
MDC Holdings, Inc.	9,700	535,925
Meritage Homes Corp.	6,079	1,058,962
Mohawk Industries, Inc. (a)	10,128	1,048,248
Newell Brands, Inc.	64,958	563,835
NVR, Inc. (a)	529	3,703,238
PulteGroup, Inc.	36,524	3,770,007
Sonos, Inc. (a) (b)	21,795	373,566
Taylor Morrison Home Corp. (a)	18,241	973,157
Tempur Sealy International, Inc.	31,855	1,623,649
Toll Brothers, Inc.	19,473	2,001,630
TopBuild Corp. (a)	5,526	2,068,161
Tri Pointe Homes, Inc. (a)	16,407	580,808
Whirlpool Corp.	9,304	1,132,948
		42,335,000
HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (a) (b)	2,342	117,358
Central Garden & Pet Co. Class A (a)	6,987	307,707
Church & Dwight Co., Inc.	41,616	3,935,209
Clorox Co.	21,008	2,995,531
Colgate-Palmolive Co.	141,387	11,269,958
Energizer Holdings, Inc.	9,917	314,171
Kimberly-Clark Corp.	57,623	7,001,771
Procter & Gamble Co.	399,614	58,559,435
WD-40 Co. (b)	2,421	578,788
		85,079,928
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	113,677	2,188,282
Clearway Energy, Inc. Class A	5,880	150,411
Clearway Energy, Inc. Class C (b)	14,040	385,117
Ormat Technologies, Inc.	7,808	591,768
Vistra Corp.	58,682	2,260,431
		5,576,009
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	94,881	$ 10,372,391
General Electric Co.	183,798	23,458,139
Honeywell International, Inc.	111,766	23,438,448
		57,268,978
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	7,019	1,288,267
First Industrial Realty Trust, Inc. REIT	22,413	1,180,493
Innovative Industrial Properties, Inc. REIT	4,089	412,253
LXP Industrial Trust REIT	44,897	445,378
Prologis, Inc. REIT	155,647	20,747,745
Rexford Industrial Realty, Inc. REIT	35,108	1,969,559
STAG Industrial, Inc. REIT	30,636	1,202,769
		27,246,464
INSURANCE — 2.2%
Aflac, Inc.	91,874	7,579,605
Allstate Corp.	44,545	6,235,409
Ambac Financial Group, Inc. (a)	7,917	130,472
American Equity Investment Life Holding Co. (a)	10,625	592,875
American Financial Group, Inc.	11,732	1,394,818
American International Group, Inc.	119,008	8,062,792
AMERISAFE, Inc.	2,923	136,738
Aon PLC Class A	33,913	9,869,361
Arch Capital Group Ltd. (a)	62,925	4,673,440
Arthur J Gallagher & Co.	36,598	8,230,158
Assurant, Inc.	8,939	1,506,132
Assured Guaranty Ltd.	9,246	691,878
Brighthouse Financial, Inc. (a)	9,032	477,973
Brown & Brown, Inc.	38,983	2,772,081
Chubb Ltd.	69,815	15,778,190
Cincinnati Financial Corp.	25,938	2,683,546
CNO Financial Group, Inc.	23,139	645,578
Employers Holdings, Inc.	5,734	225,920
Erie Indemnity Co. Class A	4,356	1,458,912
Everest Group Ltd.	7,130	2,521,025
Fidelity National Financial, Inc.	43,915	2,240,543
First American Financial Corp.	18,015	1,160,887
Genworth Financial, Inc. Class A (a)	80,113	535,155
Globe Life, Inc.	14,501	1,765,062
Goosehead Insurance, Inc. Class A (a) (b)	4,108	311,386
Hanover Insurance Group, Inc.	6,132	744,547
Hartford Financial Services Group, Inc.	52,026	4,181,850
HCI Group, Inc. (b)	1,056	92,294
Horace Mann Educators Corp.	6,517	213,106
Kemper Corp.	9,641	469,227
Kinsale Capital Group, Inc.	3,690	1,235,818
Lincoln National Corp.	30,067	810,907

See accompanying notes to financial statements.
69

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Loews Corp.	31,376	$ 2,183,456
Marsh & McLennan Cos., Inc.	83,892	15,895,017
Mercury General Corp.	4,650	173,492
MetLife, Inc.	107,353	7,099,254
Old Republic International Corp.	48,658	1,430,545
Palomar Holdings, Inc. (a)	3,449	191,420
Primerica, Inc.	5,899	1,213,778
Principal Financial Group, Inc.	37,823	2,975,535
ProAssurance Corp.	10,856	149,704
Progressive Corp.	99,129	15,789,267
Prudential Financial, Inc.	61,624	6,391,025
Reinsurance Group of America, Inc.	11,262	1,821,966
RenaissanceRe Holdings Ltd.	8,693	1,703,828
RLI Corp.	7,057	939,428
Safety Insurance Group, Inc.	2,811	213,608
Selective Insurance Group, Inc.	9,419	937,002
SiriusPoint Ltd. (a)	14,479	167,956
Stewart Information Services Corp.	3,689	216,729
Travelers Cos., Inc.	38,877	7,405,680
Trupanion, Inc. (a) (b)	5,170	157,737
United Fire Group, Inc.	2,979	59,938
Unum Group	31,072	1,405,076
W R Berkley Corp.	36,001	2,545,991
Willis Towers Watson PLC	17,519	4,225,583
		164,720,700
INTERACTIVE MEDIA & SERVICES — 5.3%
Alphabet, Inc. Class A (a)	1,003,475	140,175,423
Alphabet, Inc. Class C (a)	844,493	119,014,398
Cargurus, Inc. (a)	14,796	357,471
Cars.com, Inc. (a)	10,808	205,028
Match Group, Inc. (a)	46,906	1,712,069
Meta Platforms, Inc. Class A (a)	376,390	133,227,004
QuinStreet, Inc. (a) (b)	7,993	102,470
Shutterstock, Inc. (b)	3,817	184,285
TripAdvisor, Inc. (a)	16,852	362,824
Yelp, Inc. (a)	9,859	466,725
Ziff Davis, Inc. (a)	6,991	469,725
ZoomInfo Technologies, Inc. (a)	46,381	857,585
		397,135,007
IT SERVICES — 1.2%
Accenture PLC Class A	106,463	37,358,931
Akamai Technologies, Inc. (a)	25,583	3,027,748
Cognizant Technology Solutions Corp. Class A	85,870	6,485,761
DXC Technology Co. (a)	32,881	751,989
EPAM Systems, Inc. (a)	9,608	2,856,843
Gartner, Inc. (a)	13,334	6,015,101
GoDaddy, Inc. Class A (a)	24,944	2,648,055
International Business Machines Corp.	154,888	25,331,932
Kyndryl Holdings, Inc. (a)	30,570	635,245
Perficient, Inc. (a)	5,503	362,207
Security Description	Shares	Value
VeriSign, Inc. (a)	15,220	$ 3,134,711
		88,608,523
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	11,689	1,130,911
Hasbro, Inc. (b)	22,204	1,133,736
Mattel, Inc. (a)	59,885	1,130,629
Polaris, Inc.	9,979	945,710
Sturm Ruger & Co., Inc. (b)	2,893	131,487
Topgolf Callaway Brands Corp. (a)	17,495	250,878
Vista Outdoor, Inc. (a) (b)	10,104	298,775
YETI Holdings, Inc. (a) (b)	13,194	683,185
		5,705,311
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	49,603	6,896,305
Azenta, Inc. (a)	10,174	662,734
BioLife Solutions, Inc. (a) (b)	5,256	85,410
Bio-Rad Laboratories, Inc. Class A (a)	3,244	1,047,455
Bio-Techne Corp.	26,935	2,078,305
Bruker Corp.	17,208	1,264,444
Charles River Laboratories International, Inc. (a)	8,503	2,010,109
Cytek Biosciences, Inc. (a) (b)	13,705	124,990
Danaher Corp.	111,711	25,843,223
Fortrea Holdings, Inc. (a)	16,245	566,950
Illumina, Inc. (a)	26,945	3,751,822
IQVIA Holdings, Inc. (a)	31,034	7,180,647
Medpace Holdings, Inc. (a)	3,995	1,224,587
Mesa Laboratories, Inc.	570	59,719
Mettler-Toledo International, Inc. (a)	3,625	4,396,980
Repligen Corp. (a)	8,052	1,447,750
Revvity, Inc.	21,769	2,379,569
Sotera Health Co. (a) (b)	16,790	282,912
Thermo Fisher Scientific, Inc.	65,581	34,809,739
Waters Corp. (a)	10,005	3,293,946
West Pharmaceutical Services, Inc.	12,534	4,413,472
		103,821,068
MACHINERY — 2.0%
3D Systems Corp. (a) (b)	23,144	146,964
AGCO Corp.	10,430	1,266,306
Alamo Group, Inc.	1,852	389,272
Albany International Corp. Class A	5,316	522,138
Astec Industries, Inc.	3,485	129,642
Barnes Group, Inc.	8,394	273,896
Caterpillar, Inc.	86,635	25,615,370
Chart Industries, Inc. (a) (b)	6,048	824,524
Crane Co.	8,326	983,634
Cummins, Inc.	24,027	5,756,148
Deere & Co.	45,432	18,166,894
Donaldson Co., Inc.	21,377	1,396,987
Dover Corp.	24,400	3,752,964

See accompanying notes to financial statements.
70

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Enerpac Tool Group Corp.	10,864	$ 337,762
Enpro, Inc.	3,333	522,414
Esab Corp.	9,625	833,718
ESCO Technologies, Inc.	4,600	538,338
Federal Signal Corp.	10,381	796,638
Flowserve Corp.	22,998	947,978
Fortive Corp.	57,832	4,258,170
Franklin Electric Co., Inc.	6,881	665,049
Graco, Inc.	28,535	2,475,697
Greenbrier Cos., Inc.	5,546	245,022
Hillenbrand, Inc.	12,829	613,868
IDEX Corp.	12,950	2,811,575
Illinois Tool Works, Inc.	46,729	12,240,194
Ingersoll Rand, Inc.	68,760	5,317,898
ITT, Inc.	14,979	1,787,294
John Bean Technologies Corp.	5,376	534,643
Kennametal, Inc. (b)	14,300	368,797
Lincoln Electric Holdings, Inc.	10,170	2,211,568
Lindsay Corp.	2,011	259,741
Middleby Corp. (a)	9,760	1,436,379
Mueller Industries, Inc.	19,288	909,429
Nordson Corp.	8,677	2,292,116
Oshkosh Corp.	11,622	1,259,941
Otis Worldwide Corp.	69,169	6,188,550
PACCAR, Inc.	87,732	8,567,030
Parker-Hannifin Corp.	22,063	10,164,424
Pentair PLC	28,419	2,066,346
Proto Labs, Inc. (a)	4,688	182,644
RBC Bearings, Inc. (a) (b)	4,990	1,421,601
Snap-on, Inc.	9,410	2,717,984
SPX Technologies, Inc. (a)	7,749	782,727
Standex International Corp.	2,592	410,521
Stanley Black & Decker, Inc.	26,731	2,622,311
Tennant Co.	2,883	267,225
Terex Corp.	12,600	723,996
Timken Co.	11,659	934,469
Titan International, Inc. (a)	10,692	159,097
Toro Co.	18,252	1,752,010
Trinity Industries, Inc.	14,237	378,562
Wabash National Corp.	9,522	243,954
Watts Water Technologies, Inc. Class A	4,866	1,013,782
Westinghouse Air Brake Technologies Corp.	30,345	3,850,781
Xylem, Inc.	40,931	4,680,869
		152,017,851
MARINE — 0.0% (e)
Kirby Corp. (a)	9,400	737,712
Matson, Inc.	5,943	651,353
		1,389,065
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	4,687	88,069
Cable One, Inc.	776	431,914
Charter Communications, Inc. Class A (a)	17,042	6,623,885
Security Description	Shares	Value
Comcast Corp. Class A	680,913	$ 29,858,035
DISH Network Corp. Class A (a) (b)	42,784	246,864
EW Scripps Co. Class A (a) (b)	11,387	90,982
Fox Corp. Class A	43,109	1,279,044
Fox Corp. Class B	25,688	710,273
Interpublic Group of Cos., Inc.	66,739	2,178,361
John Wiley & Sons, Inc. Class A	7,531	239,034
New York Times Co. Class A	24,720	1,211,033
News Corp. Class A	66,897	1,642,321
News Corp. Class B	20,745	533,561
Nexstar Media Group, Inc.	5,476	858,363
Omnicom Group, Inc.	33,530	2,900,680
Paramount Global Class B	81,839	1,210,399
Scholastic Corp.	5,690	214,513
TechTarget, Inc. (a)	4,337	151,188
TEGNA, Inc.	37,645	575,968
Thryv Holdings, Inc. (a)	3,046	61,986
		51,106,473
METALS & MINING — 0.6%
Alcoa Corp.	28,964	984,776
Alpha Metallurgical Resources, Inc.	2,060	698,175
ATI, Inc. (a)	22,223	1,010,480
Carpenter Technology Corp.	8,529	603,853
Century Aluminum Co. (a)	8,614	104,574
Cleveland-Cliffs, Inc. (a)	84,184	1,719,037
Commercial Metals Co.	20,543	1,027,972
Compass Minerals International, Inc.	5,760	145,843
Ferroglobe PLC (a) (f)	929	—
Freeport-McMoRan, Inc.	246,077	10,475,498
Haynes International, Inc.	2,768	157,914
Kaiser Aluminum Corp.	2,893	205,953
Materion Corp.	2,947	383,493
MP Materials Corp. (a) (b)	13,323	264,462
Newmont Corp.	196,039	8,114,054
Nucor Corp.	42,304	7,362,588
Olympic Steel, Inc.	2,720	181,424
Reliance Steel & Aluminum Co.	9,736	2,722,965
Royal Gold, Inc.	10,930	1,322,093
Steel Dynamics, Inc.	26,276	3,103,196
SunCoke Energy, Inc.	6,280	67,447
TimkenSteel Corp. (a)	3,830	89,814
U.S. Steel Corp.	36,753	1,788,033
Warrior Met Coal, Inc.	6,526	397,890
Worthington Steel, Inc. (a)	6,014	168,993
		43,100,527
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	80,379	1,556,941
Apollo Commercial Real Estate Finance, Inc. REIT (b)	20,948	245,929
Arbor Realty Trust, Inc. REIT	30,976	470,216

See accompanying notes to financial statements.
71

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ARMOUR Residential REIT, Inc.	2,468	$ 47,682
Blackstone Mortgage Trust, Inc. Class A REIT (b)	29,340	624,062
Ellington Financial, Inc. REIT (b)	7,946	100,994
Franklin BSP Realty Trust, Inc. REIT (b)	6,992	94,462
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	18,165	500,991
KKR Real Estate Finance Trust, Inc. REIT (b)	6,879	91,009
New York Mortgage Trust, Inc. REIT	14,338	122,303
PennyMac Mortgage Investment Trust REIT	17,091	255,510
Ready Capital Corp. REIT (b)	12,000	123,000
Redwood Trust, Inc. REIT	19,682	145,844
Two Harbors Investment Corp. REIT	12,352	172,063
Starwood Property Trust, Inc. REIT (b)	53,010	1,114,270
		5,665,276
MULTI-UTILITIES — 0.6%
Ameren Corp.	42,288	3,059,114
Avista Corp.	12,021	429,631
Black Hills Corp.	10,498	566,367
CenterPoint Energy, Inc.	110,705	3,162,842
CMS Energy Corp.	48,474	2,814,885
Consolidated Edison, Inc.	58,608	5,331,570
Dominion Energy, Inc.	138,526	6,510,722
DTE Energy Co.	35,079	3,867,810
NiSource, Inc.	66,271	1,759,495
Northwestern Energy Group, Inc.	9,102	463,201
Public Service Enterprise Group, Inc.	85,413	5,223,005
Sempra	107,808	8,056,492
Unitil Corp.	2,500	131,425
WEC Energy Group, Inc.	53,200	4,477,844
		45,854,403
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	26,480	3,356,870
Boston Properties, Inc. REIT	24,021	1,685,554
Brandywine Realty Trust REIT	29,678	160,261
COPT Defense Properties REIT	20,195	517,598
Cousins Properties, Inc. REIT	25,555	622,264
Douglas Emmett, Inc. REIT (b)	28,171	408,479
Easterly Government Properties, Inc. REIT	10,628	142,840
Highwoods Properties, Inc. REIT	18,003	413,349
Hudson Pacific Properties, Inc. REIT (b)	25,658	238,876
JBG SMITH Properties REIT	18,567	315,825
Kilroy Realty Corp. REIT	17,200	685,248
Security Description	Shares	Value
SL Green Realty Corp. REIT (b)	11,854	$ 535,445
Vornado Realty Trust REIT (b)	27,476	776,197
		9,858,806
OIL, GAS & CONSUMABLE FUELS — 3.5%
Antero Midstream Corp.	50,849	637,138
Antero Resources Corp. (a)	48,062	1,090,046
APA Corp.	52,279	1,875,771
California Resources Corp.	10,935	597,926
Callon Petroleum Co. (a) (b)	7,303	236,617
Chesapeake Energy Corp. (b)	18,422	1,417,389
Chevron Corp.	297,720	44,407,915
Chord Energy Corp.	7,215	1,199,349
Civitas Resources, Inc. (b)	14,311	978,586
CNX Resources Corp. (a) (b)	26,922	538,440
Comstock Resources, Inc. (b)	15,546	137,582
ConocoPhillips	201,384	23,374,641
CONSOL Energy, Inc.	5,721	575,132
Coterra Energy, Inc.	128,719	3,284,909
CVR Energy, Inc. (b)	5,010	151,803
Devon Energy Corp.	108,949	4,935,390
Diamondback Energy, Inc.	29,424	4,563,074
Dorian LPG Ltd.	5,781	253,612
DT Midstream, Inc.	16,145	884,746
EOG Resources, Inc.	98,630	11,929,298
EQT Corp.	69,746	2,696,380
Equitrans Midstream Corp.	69,028	702,705
Exxon Mobil Corp.	679,211	67,907,516
Green Plains, Inc. (a)	8,901	224,483
Hess Corp.	45,768	6,597,915
HF Sinclair Corp.	25,602	1,422,703
Kinder Morgan, Inc.	329,524	5,812,803
Marathon Oil Corp.	99,197	2,396,600
Marathon Petroleum Corp.	64,396	9,553,791
Matador Resources Co.	18,395	1,045,940
Murphy Oil Corp.	25,257	1,077,464
Northern Oil & Gas, Inc. (b)	11,790	437,055
Occidental Petroleum Corp.	112,705	6,729,616
ONEOK, Inc.	99,012	6,952,623
Ovintiv, Inc.	43,076	1,891,898
Par Pacific Holdings, Inc. (a)	8,800	320,056
PBF Energy, Inc. Class A	19,523	858,231
Permian Resources Corp.	63,880	868,768
Phillips 66	75,675	10,075,369
Pioneer Natural Resources Co.	39,844	8,960,119
Range Resources Corp. (b)	45,170	1,374,975
REX American Resources Corp. (a)	699	33,063
SM Energy Co.	20,260	784,467
Southwestern Energy Co. (a)	168,250	1,102,038
Talos Energy, Inc. (a)	5,052	71,890
Targa Resources Corp.	38,350	3,331,464
Valero Energy Corp.	57,735	7,505,550
Vital Energy, Inc. (a) (b)	2,047	93,118
Williams Cos., Inc.	205,303	7,150,703

See accompanying notes to financial statements.
72

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
World Kinect Corp.	10,644	$ 242,470
		261,291,137
PERSONAL PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	22,391	1,241,133
Coty, Inc. Class A (a)	50,277	624,440
Edgewell Personal Care Co.	9,390	343,956
elf Beauty, Inc. (a)	9,326	1,346,115
Estee Lauder Cos., Inc. Class A	38,634	5,650,222
Inter Parfums, Inc.	2,871	413,453
Kenvue, Inc.	292,937	6,306,934
Medifast, Inc.	2,108	141,700
Nu Skin Enterprises, Inc. Class A	8,552	166,080
USANA Health Sciences, Inc. (a)	2,187	117,223
		16,351,256
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	2,802	101,208
Louisiana-Pacific Corp.	11,126	788,055
Mercer International, Inc.	6,435	61,004
Sylvamo Corp.	5,829	286,262
		1,236,529
PHARMACEUTICALS — 3.5%
Amphastar Pharmaceuticals, Inc. (a) (b)	6,137	379,574
ANI Pharmaceuticals, Inc. (a)	835	46,042
Bristol-Myers Squibb Co.	344,975	17,700,667
Catalent, Inc. (a)	28,576	1,283,920
Collegium Pharmaceutical, Inc. (a) (b)	1,348	41,491
Corcept Therapeutics, Inc. (a)	17,462	567,166
Eli Lilly & Co.	135,224	78,824,774
Harmony Biosciences Holdings, Inc. (a)	3,973	128,328
Innoviva, Inc. (a)	10,441	167,474
Jazz Pharmaceuticals PLC (a)	9,704	1,193,592
Johnson & Johnson	408,168	63,976,252
Ligand Pharmaceuticals, Inc. (a)	2,667	190,477
Merck & Co., Inc.	429,652	46,840,661
Organon & Co.	42,800	617,176
Pacira BioSciences, Inc. (a)	7,566	255,277
Perrigo Co. PLC	23,561	758,193
Pfizer, Inc.	960,476	27,652,104
Phibro Animal Health Corp. Class A	2,961	34,288
Prestige Consumer Healthcare, Inc. (a)	8,750	535,675
Supernus Pharmaceuticals, Inc. (a)	9,066	262,370
Viatris, Inc.	203,959	2,208,876
Zoetis, Inc.	78,262	15,446,571
		259,110,948
PROFESSIONAL SERVICES — 0.8%
ASGN, Inc. (a)	8,528	820,138
Security Description	Shares	Value
Automatic Data Processing, Inc.	70,007	$ 16,309,531
Broadridge Financial Solutions, Inc.	19,691	4,051,423
CACI International, Inc. Class A (a)	3,733	1,208,969
Concentrix Corp.	7,264	713,397
CSG Systems International, Inc.	5,754	306,170
Equifax, Inc.	20,454	5,058,070
ExlService Holdings, Inc. (a)	28,348	874,536
Exponent, Inc.	8,576	755,031
Forrester Research, Inc. (a)	2,652	71,100
FTI Consulting, Inc. (a)	5,490	1,093,333
Genpact Ltd.	29,270	1,015,962
Heidrick & Struggles International, Inc.	3,105	91,691
Insperity, Inc.	5,832	683,627
Jacobs Solutions, Inc.	22,332	2,898,694
KBR, Inc.	24,105	1,335,658
Kelly Services, Inc. Class A	5,658	122,326
Korn Ferry	9,322	553,261
Leidos Holdings, Inc.	22,948	2,483,891
ManpowerGroup, Inc.	9,785	777,614
Maximus, Inc.	10,639	892,187
NV5 Global, Inc. (a)	2,102	233,574
Paychex, Inc.	54,132	6,447,662
Paylocity Holding Corp. (a)	6,560	1,081,416
Resources Connection, Inc.	5,590	79,210
Robert Half, Inc.	19,315	1,698,175
Science Applications International Corp.	9,634	1,197,699
TrueBlue, Inc. (a)	7,582	116,308
TTEC Holdings, Inc.	2,864	62,063
Verisk Analytics, Inc.	24,316	5,808,120
Verra Mobility Corp. (a)	23,934	551,200
		59,392,036
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	21,215	172,054
CBRE Group, Inc. Class A (a)	52,649	4,901,095
CoStar Group, Inc. (a)	69,667	6,088,199
Cushman & Wakefield PLC (a)	27,806	300,305
eXp World Holdings, Inc. (b)	12,525	194,388
Jones Lang LaSalle, Inc. (a)	8,569	1,618,427
Kennedy-Wilson Holdings, Inc.	20,040	248,095
Marcus & Millichap, Inc. (b)	4,241	185,247
St. Joe Co.	5,291	318,412
		14,026,222
RESIDENTIAL REITs — 0.3%
Apartment Income REIT Corp.	25,310	879,016
AvalonBay Communities, Inc. REIT	23,541	4,407,346
Camden Property Trust REIT	17,361	1,723,774
Centerspace REIT	1,205	70,131
Elme Communities REIT	15,100	220,460
Equity LifeStyle Properties, Inc. REIT	29,987	2,115,283

See accompanying notes to financial statements.
73

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Equity Residential REIT	58,118	$ 3,554,497
Essex Property Trust, Inc. REIT	10,780	2,672,793
Independence Realty Trust, Inc. REIT	40,992	627,178
Invitation Homes, Inc. REIT	97,574	3,328,249
Mid-America Apartment Communities, Inc. REIT	19,589	2,633,937
NexPoint Residential Trust, Inc. REIT	3,208	110,451
UDR, Inc. REIT	50,780	1,944,366
Veris Residential, Inc. REIT	16,594	261,024
		24,548,505
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	15,099	256,532
Agree Realty Corp. REIT	17,126	1,078,082
Brixmor Property Group, Inc. REIT	50,985	1,186,421
Federal Realty Investment Trust REIT	12,325	1,270,091
Getty Realty Corp. REIT	6,364	185,956
Kimco Realty Corp. REIT	103,813	2,212,255
Kite Realty Group Trust REIT	37,584	859,170
Macerich Co. REIT	36,517	563,457
NNN REIT, Inc.	30,107	1,297,612
Phillips Edison & Co., Inc. REIT	20,128	734,269
Realty Income Corp. REIT	120,447	6,916,067
Regency Centers Corp. REIT	28,361	1,900,187
Retail Opportunity Investments Corp. REIT	20,869	292,792
RPT Realty REIT	17,339	222,459
Saul Centers, Inc. REIT	2,958	116,161
Simon Property Group, Inc. REIT	54,271	7,741,216
SITE Centers Corp. REIT	26,950	367,329
Spirit Realty Capital, Inc. REIT	23,951	1,046,419
Tanger, Inc. REIT	17,638	488,925
Urban Edge Properties REIT	19,880	363,804
Whitestone REIT	7,216	88,685
		29,187,889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.6%
Advanced Micro Devices, Inc. (a)	274,696	40,492,937
Allegro MicroSystems, Inc. (a)	11,179	338,388
Alpha & Omega Semiconductor Ltd. (a)	3,643	94,937
Amkor Technology, Inc.	17,911	595,899
Analog Devices, Inc.	84,486	16,775,540
Applied Materials, Inc.	142,690	23,125,768
Axcelis Technologies, Inc. (a)	5,588	724,708
Broadcom, Inc.	74,393	83,041,186
CEVA, Inc. (a)	3,723	84,549
Cirrus Logic, Inc. (a)	9,985	830,652
Cohu, Inc. (a)	6,934	245,394
Diodes, Inc. (a)	6,341	510,577
Enphase Energy, Inc. (a)	22,618	2,988,743
Security Description	Shares	Value
First Solar, Inc. (a)	18,186	$ 3,133,084
FormFactor, Inc. (a)	13,104	546,568
Ichor Holdings Ltd. (a)	3,299	110,945
Intel Corp.	714,574	35,907,344
KLA Corp.	23,245	13,512,319
Kulicke & Soffa Industries, Inc.	10,634	581,893
Lam Research Corp.	22,370	17,521,526
Lattice Semiconductor Corp. (a) (b)	22,981	1,585,459
MACOM Technology Solutions Holdings, Inc. (a)	8,360	777,062
MaxLinear, Inc. (a)	12,009	285,454
Microchip Technology, Inc.	90,271	8,140,639
Micron Technology, Inc.	186,198	15,890,137
MKS Instruments, Inc.	9,162	942,495
Monolithic Power Systems, Inc.	8,121	5,122,564
NVIDIA Corp.	418,825	207,410,517
NXP Semiconductors NV	43,731	10,044,136
ON Semiconductor Corp. (a)	73,930	6,175,373
Onto Innovation, Inc. (a)	7,742	1,183,752
PDF Solutions, Inc. (a)	5,311	170,696
Photronics, Inc. (a)	11,131	349,180
Power Integrations, Inc.	8,736	717,313
Qorvo, Inc. (a)	16,487	1,856,601
QUALCOMM, Inc.	188,678	27,288,499
Rambus, Inc. (a)	20,051	1,368,481
Semtech Corp. (a) (b)	10,936	239,608
Silicon Laboratories, Inc. (a)	5,432	718,491
SiTime Corp. (a) (b)	2,503	305,566
Skyworks Solutions, Inc.	28,012	3,149,109
SMART Global Holdings, Inc. (a) (b)	5,369	101,635
SolarEdge Technologies, Inc. (a) (b)	8,764	820,310
Synaptics, Inc. (a)	6,179	704,900
Teradyne, Inc.	25,970	2,818,264
Texas Instruments, Inc.	154,036	26,256,977
Ultra Clean Holdings, Inc. (a)	6,475	221,057
Universal Display Corp.	7,432	1,421,444
Veeco Instruments, Inc. (a)	8,382	260,093
Wolfspeed, Inc. (a) (b)	18,510	805,370
		568,294,139
SOFTWARE — 10.1%
A10 Networks, Inc.	10,267	135,216
ACI Worldwide, Inc. (a)	19,996	611,878
Adeia, Inc.	16,430	203,568
Adobe, Inc. (a)	77,169	46,039,025
Agilysys, Inc. (a)	3,000	254,460
Alarm.com Holdings, Inc. (a)	7,178	463,842
ANSYS, Inc. (a)	14,671	5,323,812
Aspen Technology, Inc. (a)	4,817	1,060,462
Autodesk, Inc. (a)	36,271	8,831,263
Blackbaud, Inc. (a)	8,481	735,303
Cadence Design Systems, Inc. (a)	46,080	12,550,810
Cerence, Inc. (a)	6,610	129,953

See accompanying notes to financial statements.
74

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Ceridian HCM Holding, Inc. (a) (b)	26,389	$ 1,771,230
CommVault Systems, Inc. (a)	8,314	663,873
Consensus Cloud Solutions, Inc. (a)	2,330	61,069
Digital Turbine, Inc. (a)	13,565	93,056
Dolby Laboratories, Inc. Class A	10,176	876,968
DoubleVerify Holdings, Inc. (a) (b)	21,379	786,320
Dropbox, Inc. Class A (a)	46,493	1,370,614
Dynatrace, Inc. (a)	40,385	2,208,656
Envestnet, Inc. (a)	9,265	458,803
Fair Isaac Corp. (a)	4,266	4,965,667
Fortinet, Inc. (a)	108,106	6,327,444
Gen Digital, Inc.	99,896	2,279,627
InterDigital, Inc. (b)	5,162	560,283
Intuit, Inc.	47,478	29,675,174
LiveRamp Holdings, Inc. (a)	11,354	430,089
Manhattan Associates, Inc. (a)	10,663	2,295,957
Microsoft Corp.	1,260,192	473,882,600
N-able, Inc. (a)	11,575	153,369
NCR Voyix Corp. (a)	22,446	379,562
Oracle Corp.	267,471	28,199,467
Palo Alto Networks, Inc. (a)	52,684	15,535,458
Paycom Software, Inc.	8,087	1,671,745
Progress Software Corp.	7,993	434,020
PTC, Inc. (a)	20,204	3,534,892
Qualys, Inc. (a)	5,603	1,099,757
Roper Technologies, Inc.	17,771	9,688,216
Salesforce, Inc. (a)	165,454	43,537,565
ServiceNow, Inc. (a)	34,748	24,549,114
SPS Commerce, Inc. (a)	5,758	1,116,131
Synopsys, Inc. (a)	25,680	13,222,889
Teradata Corp. (a)	18,278	795,276
Tyler Technologies, Inc. (a)	6,895	2,882,937
Xperi, Inc. (a)	6,617	72,919
		751,920,339
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	78,607	16,969,679
Crown Castle, Inc. REIT	73,098	8,420,159
CubeSmart REIT	38,390	1,779,377
Digital Realty Trust, Inc. REIT	51,514	6,932,754
EPR Properties REIT	12,666	613,668
Equinix, Inc. REIT	15,949	12,845,165
Extra Space Storage, Inc. REIT	34,871	5,590,867
Four Corners Property Trust, Inc. REIT	12,377	313,138
Gaming & Leisure Properties, Inc. REIT	44,710	2,206,438
Iron Mountain, Inc. REIT	49,056	3,432,939
Lamar Advertising Co. Class A REIT	15,014	1,595,688
National Storage Affiliates Trust REIT	13,051	541,225
Outfront Media, Inc. REIT	18,530	258,679
PotlatchDeltic Corp. REIT	11,525	565,878
Security Description	Shares	Value
Public Storage REIT	26,860	$ 8,192,300
Rayonier, Inc. REIT	23,956	800,370
Safehold, Inc. REIT (b)	5,517	129,098
SBA Communications Corp. REIT	18,454	4,681,595
Uniti Group, Inc. REIT	33,094	191,283
VICI Properties, Inc. REIT	169,525	5,404,457
Weyerhaeuser Co. REIT	126,025	4,381,889
		85,846,646
SPECIALTY RETAIL — 2.2%
Abercrombie & Fitch Co. Class A (a)	8,704	767,867
Academy Sports & Outdoors, Inc.	14,734	972,444
Advance Auto Parts, Inc.	11,303	689,822
American Eagle Outfitters, Inc. (b)	26,941	570,071
America's Car-Mart, Inc. (a) (b)	900	68,193
Asbury Automotive Group, Inc. (a)	3,254	732,052
AutoNation, Inc. (a)	4,628	695,033
AutoZone, Inc. (a)	2,965	7,666,334
Bath & Body Works, Inc.	40,448	1,745,736
Best Buy Co., Inc.	34,277	2,683,203
Boot Barn Holdings, Inc. (a) (b)	3,455	265,206
Buckle, Inc. (b)	4,953	235,367
Burlington Stores, Inc. (a)	11,040	2,147,059
Caleres, Inc.	8,224	252,723
CarMax, Inc. (a) (b)	28,124	2,158,236
Chico's FAS, Inc. (a)	36,903	279,725
Designer Brands, Inc. Class A	13,336	118,024
Dick's Sporting Goods, Inc. (b)	10,936	1,607,045
Five Below, Inc. (a) (b)	9,389	2,001,359
Floor & Decor Holdings, Inc. Class A (a) (b)	18,113	2,020,686
Foot Locker, Inc.	16,900	526,435
GameStop Corp. Class A (a) (b)	39,616	694,468
Gap, Inc.	35,597	744,333
Group 1 Automotive, Inc.	2,391	728,633
Guess?, Inc. (b)	6,249	144,102
Haverty Furniture Cos., Inc.	2,898	102,879
Hibbett, Inc.	2,797	201,440
Home Depot, Inc.	169,545	58,755,820
Leslie's, Inc. (a) (b)	25,480	176,067
Lithia Motors, Inc.	4,863	1,601,289
Lowe's Cos., Inc.	97,850	21,776,517
MarineMax, Inc. (a)	3,031	117,906
Monro, Inc.	5,864	172,050
Murphy USA, Inc.	2,905	1,035,807
National Vision Holdings, Inc. (a)	13,926	291,471
ODP Corp. (a)	7,481	421,180
O'Reilly Automotive, Inc. (a)	10,076	9,573,006
Penske Automotive Group, Inc.	4,061	651,831
Restoration Hardware, Inc. (a) (b)	2,664	776,503

See accompanying notes to financial statements.
75

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	56,641	$ 7,838,548
Sally Beauty Holdings, Inc. (a) (b)	22,162	294,311
Shoe Carnival, Inc. (b)	4,197	126,791
Signet Jewelers Ltd.	8,777	941,421
Sleep Number Corp. (a)	2	30
Sonic Automotive, Inc. Class A	3,904	219,444
TJX Cos., Inc.	193,944	18,193,887
Tractor Supply Co. (b)	18,462	3,969,884
Ulta Beauty, Inc. (a)	8,338	4,085,537
Upbound Group, Inc. (b)	6,868	233,306
Urban Outfitters, Inc. (a)	11,275	402,405
Valvoline, Inc. (a)	23,513	883,618
Victoria's Secret & Co. (a) (b)	13,277	352,372
Williams-Sonoma, Inc. (b)	10,905	2,200,411
		165,909,887
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.7%
Apple, Inc.	2,478,922	477,266,853
Corsair Gaming, Inc. (a)	5,691	80,243
Hewlett Packard Enterprise Co.	218,039	3,702,302
HP, Inc.	147,414	4,435,687
NetApp, Inc.	35,361	3,117,426
Seagate Technology Holdings PLC	33,835	2,888,494
Super Micro Computer, Inc. (a) (b)	7,835	2,227,177
Western Digital Corp. (a)	52,501	2,749,477
Xerox Holdings Corp. (b)	26,641	488,330
		496,955,989
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Capri Holdings Ltd. (a)	19,731	991,285
Carter's, Inc.	7,591	568,490
Columbia Sportswear Co.	5,380	427,925
Crocs, Inc. (a)	11,305	1,056,000
Deckers Outdoor Corp. (a)	4,176	2,791,364
G-III Apparel Group Ltd. (a)	8,486	288,354
Hanesbrands, Inc. (a)	58,771	262,119
Kontoor Brands, Inc. (b)	7,979	498,049
Lululemon Athletica, Inc. (a)	19,588	10,015,149
Movado Group, Inc. (b)	2,871	86,561
NIKE, Inc. Class B	207,523	22,530,772
Oxford Industries, Inc.	2,871	287,100
PVH Corp.	10,258	1,252,707
Ralph Lauren Corp.	6,751	973,494
Skechers USA, Inc. Class A (a)	21,828	1,360,758
Steven Madden Ltd. (b)	13,220	555,240
Tapestry, Inc.	36,827	1,355,602
Under Armour, Inc. Class A (a)	33,850	297,541
Under Armour, Inc. Class C (a) (b)	33,700	281,395
VF Corp.	54,315	1,021,122
Wolverine World Wide, Inc.	13,683	121,642
		47,022,669
Security Description	Shares	Value
TOBACCO — 0.5%
Altria Group, Inc.	301,559	$ 12,164,890
Philip Morris International, Inc.	263,238	24,765,431
Universal Corp.	3,000	201,960
Vector Group Ltd.	20,889	235,628
		37,367,909
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	6,897	1,191,043
Boise Cascade Co.	6,524	843,944
Core & Main, Inc. Class A (a)	20,687	835,962
DXP Enterprises, Inc. (a)	2,684	90,451
Fastenal Co.	97,017	6,283,791
GATX Corp.	5,740	690,063
GMS, Inc. (a)	6,305	519,721
MSC Industrial Direct Co., Inc. Class A	7,868	796,714
NOW, Inc. (a)	12,051	136,417
Rush Enterprises, Inc. Class A	10,400	523,120
United Rentals, Inc.	11,644	6,676,902
Watsco, Inc. (b)	5,510	2,360,870
WESCO International, Inc.	7,700	1,338,876
WW Grainger, Inc.	7,590	6,289,757
		28,577,631
WATER UTILITIES — 0.1%
American States Water Co.	5,997	482,279
American Water Works Co., Inc.	33,077	4,365,833
California Water Service Group	8,856	459,361
Essential Utilities, Inc.	37,997	1,419,188
Middlesex Water Co.	2,861	187,739
SJW Group	4,592	300,087
		7,214,487
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	11,363	115,107
NII Holdings, Inc. (a) (b)	11,225	1,459
Telephone & Data Systems, Inc.	18,005	330,392
T-Mobile U.S., Inc.	86,317	13,839,205
		14,286,163
TOTAL COMMON STOCKS (Cost $5,694,051,643)		7,410,477,883
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	20,423,049	20,431,218

See accompanying notes to financial statements.
76

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (i)	35,762,628	$ 35,762,628
TOTAL SHORT-TERM INVESTMENTS (Cost $56,195,748)		56,193,846
TOTAL INVESTMENTS — 100.4% (Cost $5,750,247,391)		7,466,671,729
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(28,135,289)
NET ASSETS — 100.0%		$ 7,438,536,440
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
77

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	98	03/15/2024	$22,672,040	$23,618,000	$945,960

During the period ended December 31, 2023, the average notional value related to futures contracts was $19,421,470.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,410,476,423	$1,460	$ 0(a)	$7,410,477,883
Short-Term Investments	56,193,846	—	—	56,193,846
TOTAL INVESTMENTS	$7,466,670,269	$1,460	$ 0	$7,466,671,729
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 945,960	$ —	$—	$ 945,960
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 945,960	$ —	$—	$ 945,960
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	56,455	$ 4,131,377	$ 270,209	$ 443,689	$(126,697)	$361,168	54,123	$ 4,192,368	$ 73,415
State Street Institutional Liquid Reserves Fund, Premier Class	9,420,116	9,422,000	134,895,799	123,886,747	3,731	(3,565)	20,423,049	20,431,218	467,374
State Street Navigator Securities Lending Portfolio II	28,869,269	28,869,269	303,216,453	296,323,094	—	—	35,762,628	35,762,628	119,396
Total		$42,422,646	$438,382,461	$420,653,530	$(122,966)	$357,603		$60,386,214	$660,185
See accompanying notes to financial statements.
78

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.0%
General Dynamics Corp.	36	$ 9,348
Huntington Ingalls Industries, Inc.	7	1,818
L3Harris Technologies, Inc.	32	6,740
Lockheed Martin Corp.	35	15,863
		33,769
AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide, Inc.	20	1,728
FedEx Corp.	43	10,878
United Parcel Service, Inc. Class B	128	20,125
		32,731
AUTOMOBILES — 0.1%
Thor Industries, Inc.	24	2,838
BANKS — 11.9%
Associated Banc-Corp.	43	920
Bank of America Corp.	1,887	63,535
Bank of Hawaii Corp.	10	725
Bank of New York Mellon Corp.	202	10,514
Bank OZK	28	1,395
BankUnited, Inc.	20	649
Banner Corp.	9	482
Cadence Bank	47	1,391
Cathay General Bancorp	20	891
Citigroup, Inc.	517	26,594
Citizens Financial Group, Inc.	136	4,507
Columbia Banking System, Inc.	58	1,547
Comerica, Inc.	36	2,009
Community Bank System, Inc.	15	782
CVB Financial Corp.	37	747
Fifth Third Bancorp	190	6,553
First Financial Bancorp	25	594
FNB Corp.	94	1,294
Fulton Financial Corp.	42	691
Glacier Bancorp, Inc.	27	1,116
Goldman Sachs Group, Inc.	90	34,719
Home BancShares, Inc.	50	1,267
Huntington Bancshares, Inc.	402	5,113
International Bancshares Corp.	13	706
JPMorgan Chase & Co.	758	128,936
KeyCorp	261	3,758
M&T Bank Corp.	48	6,580
Morgan Stanley	370	34,503
Northern Trust Corp.	57	4,810
Old National Bancorp	80	1,351
PNC Financial Services Group, Inc.	111	17,188
Prosperity Bancshares, Inc.	26	1,761
Regions Financial Corp.	289	5,601
Simmons First National Corp. Class A	37	734
State Street Corp. (a)	84	6,507
Synovus Financial Corp.	41	1,544
Truist Financial Corp.	351	12,959
Trustmark Corp.	17	474
U.S. Bancorp	417	18,048
Security Description	Shares	Value
United Bankshares, Inc.	36	$ 1,352
Valley National Bancorp	119	1,292
WaFd, Inc.	18	593
Webster Financial Corp.	47	2,386
Zions Bancorp NA	44	1,930
		421,048
BEVERAGES — 2.7%
Coca-Cola Co.	798	47,026
PepsiCo, Inc.	293	49,763
		96,789
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	249	38,587
Amgen, Inc.	72	20,737
Gilead Sciences, Inc.	165	13,367
		72,691
BUILDING PRODUCTS — 0.6%
A O Smith Corp.	21	1,731
Fortune Brands Innovations, Inc.	23	1,751
Lennox International, Inc.	6	2,685
Masco Corp.	41	2,746
Owens Corning	17	2,520
Trane Technologies PLC	42	10,244
		21,677
CAPITAL MARKETS — 1.3%
BlackRock, Inc.	37	30,037
Evercore, Inc. Class A	9	1,539
Federated Hermes, Inc.	24	813
Franklin Resources, Inc.	79	2,353
Janus Henderson Group PLC	38	1,146
Jefferies Financial Group, Inc.	51	2,061
T Rowe Price Group, Inc.	63	6,784
		44,733
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	71	19,440
Avient Corp.	32	1,330
Cabot Corp.	19	1,586
Celanese Corp.	34	5,283
CF Industries Holdings, Inc.	65	5,167
Eastman Chemical Co.	41	3,683
FMC Corp.	46	2,900
International Flavors & Fragrances, Inc.	83	6,721
LyondellBasell Industries NV Class A	83	7,892
NewMarket Corp.	2	1,092
PPG Industries, Inc.	78	11,665
RPM International, Inc.	42	4,688
Scotts Miracle-Gro Co.	15	956
Sensient Technologies Corp.	14	924
		73,327
COMMERCIAL SERVICES & SUPPLIES — 0.3%
ABM Industries, Inc.	11	493
Brady Corp. Class A	8	470

See accompanying notes to financial statements.
79

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	62	$ 11,104
		12,067
COMMUNICATIONS EQUIPMENT — 3.5%
Cisco Systems, Inc.	2,310	116,701
Juniper Networks, Inc.	198	5,837
		122,538
CONSUMER FINANCE — 0.0% (b)
Navient Corp.	22	410
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Sysco Corp.	104	7,606
Target Corp.	96	13,672
Walgreens Boots Alliance, Inc.	152	3,969
		25,247
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	489	4,714
Avery Dennison Corp.	26	5,256
Packaging Corp. of America	29	4,724
Sealed Air Corp.	49	1,790
Sonoco Products Co.	33	1,844
		18,328
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	66	3,192
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
Cogent Communications Holdings, Inc.	31	2,358
Verizon Communications, Inc.	2,953	111,328
		113,686
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	11	673
American Electric Power Co., Inc.	102	8,284
Duke Energy Corp.	153	14,847
Edison International	75	5,362
Entergy Corp.	42	4,250
Evergy, Inc.	47	2,453
FirstEnergy Corp.	98	3,593
OGE Energy Corp.	39	1,362
Pinnacle West Capital Corp.	22	1,581
Portland General Electric Co.	20	867
Southern Co.	210	14,725
		57,997
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. PLC	72	17,339
Emerson Electric Co.	102	9,928
nVent Electric PLC	31	1,832
Rockwell Automation, Inc.	21	6,520
		35,619
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Avnet, Inc.	53	$ 2,671
Corning, Inc.	487	14,829
Crane NXT Co.	29	1,649
Hubbell, Inc.	10	3,290
TE Connectivity Ltd.	184	25,852
Vishay Intertechnology, Inc.	77	1,846
		50,137
FINANCIAL SERVICES — 0.3%
Fidelity National Information Services, Inc.	165	9,912
Western Union Co.	95	1,132
		11,044
FOOD PRODUCTS — 0.7%
Campbell Soup Co.	42	1,815
Conagra Brands, Inc.	99	2,837
Flowers Foods, Inc.	42	945
General Mills, Inc.	120	7,817
Ingredion, Inc.	14	1,519
J M Smucker Co.	23	2,907
Kellanova	59	3,299
Tyson Foods, Inc. Class A	65	3,494
WK Kellogg Co.	19	250
		24,883
GAS UTILITIES — 0.1%
Southwest Gas Holdings, Inc.	12	760
Spire, Inc.	11	686
UGI Corp.	46	1,131
		2,577
GROUND TRANSPORTATION — 1.0%
Norfolk Southern Corp.	38	8,982
Ryder System, Inc.	9	1,036
Union Pacific Corp.	102	25,053
		35,071
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	245	26,967
Becton Dickinson & Co.	40	9,753
DENTSPLY SIRONA, Inc.	31	1,104
Medtronic PLC	200	16,476
		54,300
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Cardinal Health, Inc.	33	3,326
Cigna Group	39	11,679
CVS Health Corp.	179	14,134
Patterson Cos., Inc.	11	313
Quest Diagnostics, Inc.	15	2,068
UnitedHealth Group, Inc.	123	64,756
		96,276

See accompanying notes to financial statements.
80

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc.	43	$ 962
Healthcare Realty Trust, Inc. REIT	180	3,102
Medical Properties Trust, Inc. REIT	314	1,542
Omega Healthcare Investors, Inc. REIT	109	3,342
Physicians Realty Trust REIT	117	1,557
		10,505
HOTELS, RESTAURANTS & LEISURE — 3.9%
McDonald's Corp.	318	94,290
Starbucks Corp.	471	45,221
		139,511
HOUSEHOLD DURABLES — 0.4%
Garmin Ltd.	67	8,612
Leggett & Platt, Inc.	62	1,623
MDC Holdings, Inc.	28	1,547
Whirlpool Corp.	24	2,922
		14,704
HOUSEHOLD PRODUCTS — 0.4%
Clorox Co.	27	3,850
Energizer Holdings, Inc.	13	412
Kimberly-Clark Corp.	69	8,384
		12,646
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	97	10,604
Honeywell International, Inc.	114	23,907
		34,511
INSURANCE — 1.1%
Cincinnati Financial Corp.	41	4,242
First American Financial Corp.	29	1,869
Lincoln National Corp.	48	1,294
MetLife, Inc.	171	11,308
Old Republic International Corp.	67	1,970
Principal Financial Group, Inc.	61	4,799
Prudential Financial, Inc.	97	10,060
Unum Group	47	2,125
		37,667
IT SERVICES — 6.0%
Accenture PLC Class A	365	128,082
International Business Machines Corp.	518	84,719
		212,801
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	67	3,421
Polaris, Inc.	26	2,464
		5,885
MACHINERY — 2.4%
Barnes Group, Inc.	10	326
Caterpillar, Inc.	94	27,793
Crane Co.	8	945
Security Description	Shares	Value
Cummins, Inc.	25	$ 5,989
Donaldson Co., Inc.	21	1,372
Flowserve Corp.	24	989
Hillenbrand, Inc.	13	622
Illinois Tool Works, Inc.	48	12,573
Kennametal, Inc.	14	361
Lincoln Electric Holdings, Inc.	11	2,392
Mueller Industries, Inc.	20	943
Oshkosh Corp.	12	1,301
PACCAR, Inc.	88	8,593
Parker-Hannifin Corp.	23	10,596
Pentair PLC	31	2,254
Snap-on, Inc.	9	2,600
Stanley Black & Decker, Inc.	27	2,649
Timken Co.	12	962
Trinity Industries, Inc.	16	426
		83,686
MARINE — 0.0% (b)
Matson, Inc.	6	658
MEDIA — 4.5%
Comcast Corp. Class A	3,122	136,900
Interpublic Group of Cos., Inc.	294	9,596
Omnicom Group, Inc.	146	12,630
		159,126
METALS & MINING — 0.2%
Reliance Steel & Aluminum Co.	20	5,594
MULTI-UTILITIES — 0.6%
Avista Corp.	15	536
Black Hills Corp.	14	755
Consolidated Edison, Inc.	66	6,004
NiSource, Inc.	80	2,124
Northwestern Energy Group, Inc.	12	611
Public Service Enterprise Group, Inc.	92	5,626
WEC Energy Group, Inc.	62	5,218
		20,874
OFFICE REITs — 0.2%
Boston Properties, Inc. REIT	73	5,122
Highwoods Properties, Inc. REIT	53	1,217
Kilroy Realty Corp. REIT	53	2,112
		8,451
OIL, GAS & CONSUMABLE FUELS — 4.0%
Chevron Corp.	311	46,388
DT Midstream, Inc.	15	822
Exxon Mobil Corp.	708	70,786
ONEOK, Inc.	90	6,320
Phillips 66	78	10,385
Valero Energy Corp.	64	8,320
		143,021
PERSONAL PRODUCTS — 0.2%
Kenvue, Inc.	353	7,600

See accompanying notes to financial statements.
81

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Nu Skin Enterprises, Inc. Class A	11	$ 214
		7,814
PHARMACEUTICALS — 5.4%
Bristol-Myers Squibb Co.	299	15,342
Eli Lilly & Co.	100	58,292
Johnson & Johnson	343	53,762
Merck & Co., Inc.	351	38,266
Organon & Co.	39	562
Perrigo Co. PLC	21	676
Pfizer, Inc.	852	24,529
		191,429
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	69	16,075
Broadridge Financial Solutions, Inc.	21	4,321
Insperity, Inc.	7	821
ManpowerGroup, Inc.	9	715
Paychex, Inc.	53	6,313
Robert Half, Inc.	19	1,670
		29,915
RETAIL REITs — 0.7%
Federal Realty Investment Trust REIT	34	3,504
NNN REIT, Inc.	82	3,534
Realty Income Corp. REIT	322	18,489
		25,527
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.9%
Analog Devices, Inc.	297	58,972
Broadcom, Inc.	218	243,343
Microchip Technology, Inc.	312	28,136
QUALCOMM, Inc.	634	91,695
Skyworks Solutions, Inc.	96	10,792
Texas Instruments, Inc.	549	93,583
		526,521
SPECIALIZED REITs — 1.7%
Crown Castle, Inc. REIT	205	23,614
CubeSmart REIT	113	5,237
Digital Realty Trust, Inc. REIT	139	18,707
Four Corners Property Trust, Inc. REIT	43	1,088
Iron Mountain, Inc. REIT	132	9,237
National Storage Affiliates Trust REIT	42	1,742
		59,625
SPECIALTY RETAIL — 6.6%
Best Buy Co., Inc.	85	6,654
Home Depot, Inc.	457	158,373
Lowe's Cos., Inc.	278	61,869
Security Description	Shares	Value
Williams-Sonoma, Inc.	27	$ 5,448
		232,344
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Hewlett Packard Enterprise Co.	821	13,941
HP, Inc.	476	14,323
NetApp, Inc.	121	10,667
Seagate Technology Holdings PLC	105	8,964
		47,895
TOBACCO — 1.3%
Altria Group, Inc.	358	14,441
Philip Morris International, Inc.	322	30,294
		44,735
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	91	5,894
GATX Corp.	7	842
MSC Industrial Direct Co., Inc. Class A	8	810
Watsco, Inc.	7	2,999
		10,545
TOTAL COMMON STOCKS (Cost $3,311,035)		3,528,965

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d) (Cost $5,779)	5,776	5,779
TOTAL INVESTMENTS — 99.9% (Cost $3,316,814)		3,534,744
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,032
NET ASSETS — 100.0%		$ 3,538,776
(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
82

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,528,965	$—	$—	$3,528,965
Short-Term Investment	5,779	—	—	5,779
TOTAL INVESTMENTS	$3,534,744	$—	$—	$3,534,744

Affiliate Table
	Number of Shares Held at 9/12/2023*	Value at 9/12/2023*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	—	$—	$ 6,320	$ 259	$(27)	$473	84	$ 6,507	$ 113
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	64,277	58,501	3	—	5,776	5,779	119
Total		$—	$70,597	$58,760	$(24)	$473		$12,286	$232
*	Commencement of operations.
See accompanying notes to financial statements.
83

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp. (a)	609,631	$ 38,040,974
AeroVironment, Inc. (a) (b)	605,635	76,334,235
AerSale Corp. (a) (b)	1,271,953	16,147,443
Archer Aviation, Inc. Class A (a) (b)	11,229,938	68,951,819
Astronics Corp. (a)	355,176	6,187,166
Axon Enterprise, Inc. (a)	319,729	82,595,593
Boeing Co. (a)	308,855	80,506,144
BWX Technologies, Inc.	953,781	73,183,616
Cadre Holdings, Inc.	337,953	11,115,274
Curtiss-Wright Corp.	350,562	78,101,708
Ducommun, Inc. (a)	232,196	12,088,124
General Dynamics Corp.	299,568	77,788,823
HEICO Corp. (b)	422,433	75,560,591
Hexcel Corp.	1,059,100	78,108,625
Howmet Aerospace, Inc.	1,419,030	76,797,904
Huntington Ingalls Industries, Inc.	306,119	79,480,737
Kaman Corp.	371,227	8,890,887
Kratos Defense & Security Solutions, Inc. (a) (b)	3,058,692	62,060,861
L3Harris Technologies, Inc.	385,974	81,293,844
Leonardo DRS, Inc. (a)	2,354,857	47,191,334
Lockheed Martin Corp.	168,695	76,459,322
Mercury Systems, Inc. (a) (b)	1,573,240	57,533,387
Moog, Inc. Class A	349,187	50,555,294
National Presto Industries, Inc. (b)	60,896	4,888,731
Northrop Grumman Corp.	158,692	74,290,073
Rocket Lab USA, Inc. (a) (b)	11,799,397	65,250,665
RTX Corp.	929,383	78,198,286
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	2,618,762	83,224,257
Textron, Inc.	995,358	80,046,690
TransDigm Group, Inc.	76,813	77,704,031
Triumph Group, Inc. (a)	2,567,206	42,564,275
V2X, Inc. (a)	277,914	12,906,326
Virgin Galactic Holdings, Inc. (a) (b) (c)	30,330,142	74,308,848
Security Description	Shares	Value
Woodward, Inc.	565,914	$ 77,037,873
TOTAL COMMON STOCKS (Cost $1,720,321,835)		1,985,393,760
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	4,636,931	4,638,785
State Street Navigator Securities Lending Portfolio II (f) (g)	63,852,633	63,852,633
TOTAL SHORT-TERM INVESTMENTS (Cost $68,491,831)		68,491,418
TOTAL INVESTMENTS — 103.2% (Cost $1,788,813,666)		2,053,885,178
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(64,188,391)
NET ASSETS — 100.0%		$ 1,989,696,787

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,985,393,760	$—	$—	$1,985,393,760
Short-Term Investments	68,491,418	—	—	68,491,418
TOTAL INVESTMENTS	$2,053,885,178	$—	$—	$2,053,885,178
See accompanying notes to financial statements.
84

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,402,370	$ 1,402,650	$ 17,563,523	$ 14,327,842	$ 989	$ (534)	4,636,931	$ 4,638,785	$ 55,348
State Street Navigator Securities Lending Portfolio II	76,645,226	76,645,226	412,642,026	425,434,619	—	—	63,852,633	63,852,633	531,869
Virgin Galactic Holdings, Inc.	15,261,096	59,213,052	33,908,817	2,306,789	(10,538,050)	(5,968,181)	30,330,142	74,308,848	—
Total		$137,260,928	$ 464,114,366	$442,069,250	$(10,537,061)	$(5,968,715)		$142,800,266	$587,217
See accompanying notes to financial statements.
85

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 84.2%
Ameris Bancorp	281,888	$ 14,954,158
Associated Banc-Corp. (a)	1,316,552	28,161,047
Atlantic Union Bankshares Corp. (a)	272,459	9,955,652
Axos Financial, Inc. (a) (b)	486,492	26,562,463
Bancorp, Inc. (b)	220,642	8,507,956
Bank of America Corp.	1,049,012	35,320,234
Bank of Hawaii Corp.	275,503	19,962,947
Bank of New York Mellon Corp.	662,000	34,457,100
Bank OZK	591,138	29,456,407
BankUnited, Inc. (a)	535,273	17,358,903
Banner Corp.	134,847	7,222,405
BOK Financial Corp.	158,315	13,559,680
Cadence Bank (a)	991,775	29,346,622
Cathay General Bancorp (a)	289,607	12,907,784
Citigroup, Inc.	664,332	34,173,238
Citizens Financial Group, Inc.	1,096,853	36,349,708
Columbia Banking System, Inc.	1,034,719	27,606,303
Comerica, Inc.	649,921	36,272,091
Commerce Bancshares, Inc.	452,051	24,144,017
Community Bank System, Inc.	232,510	12,116,096
Cullen/Frost Bankers, Inc.	316,664	34,354,877
CVB Financial Corp.	641,934	12,960,647
East West Bancorp, Inc.	473,326	34,055,806
Eastern Bankshares, Inc.	620,901	8,816,794
Fifth Third Bancorp	1,039,282	35,844,836
First Bancorp	785,613	12,923,334
First Citizens BancShares, Inc. Class A	22,492	31,915,473
First Financial Bancorp	218,939	5,199,801
First Financial Bankshares, Inc. (a)	436,914	13,238,494
First Hawaiian, Inc.	719,009	16,436,546
First Horizon Corp.	2,382,793	33,740,349
First Interstate BancSystem, Inc. Class A	436,779	13,430,954
First Merchants Corp.	125,944	4,670,004
FNB Corp.	1,600,053	22,032,730
Fulton Financial Corp. (a)	808,163	13,302,363
Glacier Bancorp, Inc. (a)	499,716	20,648,265
Hancock Whitney Corp.	452,198	21,972,301
Hilltop Holdings, Inc.	210,444	7,409,733
Home BancShares, Inc.	748,823	18,967,687
Huntington Bancshares, Inc.	2,708,737	34,455,135
Independent Bank Corp.	159,849	10,519,663
Independent Bank Group, Inc.	174,548	8,881,002
International Bancshares Corp.	146,286	7,946,256
JPMorgan Chase & Co.	204,902	34,853,830
KeyCorp	2,449,279	35,269,618
Lakeland Financial Corp. (a)	82,980	5,406,977
M&T Bank Corp.	244,828	33,561,022
New York Community Bancorp, Inc.	3,334,447	34,111,393
Northern Trust Corp.	404,008	34,090,195
Security Description	Shares	Value
Old National Bancorp	1,356,932	$ 22,918,581
Pacific Premier Bancorp, Inc.	345,818	10,066,762
Pinnacle Financial Partners, Inc.	331,729	28,933,403
PNC Financial Services Group, Inc.	230,858	35,748,361
Popular, Inc.	267,827	21,980,562
Prosperity Bancshares, Inc.	469,479	31,797,813
Regions Financial Corp.	1,862,222	36,089,862
Renasant Corp.	154,097	5,189,987
Seacoast Banking Corp. of Florida (a)	312,458	8,892,555
ServisFirst Bancshares, Inc. (a)	144,825	9,649,690
Simmons First National Corp. Class A	401,992	7,975,521
SouthState Corp. (a)	310,732	26,241,317
Synovus Financial Corp.	906,466	34,128,445
Texas Capital Bancshares, Inc. (b)	367,944	23,780,221
Triumph Financial, Inc. (b)	106,453	8,535,402
Truist Financial Corp.	946,072	34,928,978
Trustmark Corp.	203,737	5,680,188
U.S. Bancorp	803,304	34,766,997
UMB Financial Corp.	211,853	17,700,318
United Bankshares, Inc.	458,854	17,229,968
United Community Banks, Inc.	471,308	13,790,472
Valley National Bancorp	2,423,936	26,323,945
WaFd, Inc.	262,898	8,665,118
Webster Financial Corp.	678,016	34,416,092
Wells Fargo & Co.	704,484	34,674,703
WesBanco, Inc.	117,750	3,693,818
Western Alliance Bancorp (a)	574,010	37,764,118
Wintrust Financial Corp.	260,805	24,189,664
WSFS Financial Corp.	176,096	8,088,089
Zions Bancorp NA	834,285	36,600,083
		1,709,851,929
FINANCIAL SERVICES — 15.6%
Apollo Global Management, Inc.	352,704	32,868,486
Corebridge Financial, Inc.	1,595,963	34,568,559
Equitable Holdings, Inc.	1,011,130	33,670,629
Essent Group Ltd.	387,446	20,433,902
Jackson Financial, Inc. Class A	624,118	31,954,842
MGIC Investment Corp.	1,446,479	27,902,580
Mr Cooper Group, Inc. (b)	423,282	27,564,124
NMI Holdings, Inc. Class A (b)	425,072	12,616,137
PennyMac Financial Services, Inc.	179,815	15,890,251
Radian Group, Inc.	1,052,900	30,060,295
Voya Financial, Inc.	446,588	32,583,060
Walker & Dunlop, Inc. (a)	136,897	15,196,936
		315,309,801
TOTAL COMMON STOCKS (Cost $2,106,571,451)		2,025,161,730

See accompanying notes to financial statements.
86

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	594,447	$ 594,685
State Street Navigator Securities Lending Portfolio II (e) (f)	46,244,960	46,244,960
TOTAL SHORT-TERM INVESTMENTS (Cost $46,839,668)		46,839,645
TOTAL INVESTMENTS — 102.1% (Cost $2,153,411,119)		2,072,001,375
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(42,056,309)
NET ASSETS — 100.0%		$ 2,029,945,066

(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,025,161,730	$—	$—	$2,025,161,730
Short-Term Investments	46,839,645	—	—	46,839,645
TOTAL INVESTMENTS	$2,072,001,375	$—	$—	$2,072,001,375

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	416,292	$ 416,375	$ 44,323,680	$ 44,145,930	$583	$(23)	594,447	$ 594,685	$ 35,179
State Street Navigator Securities Lending Portfolio II	61,218,060	61,218,060	367,045,616	382,018,716	—	—	46,244,960	46,244,960	108,382
Total		$61,634,435	$ 411,369,296	$426,164,646	$583	$(23)		$46,839,645	$143,561
See accompanying notes to financial statements.
87

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.7%
4D Molecular Therapeutics, Inc. (a)	758,123	$ 15,359,572
89bio, Inc. (a) (b)	4,024,712	44,956,033
AbbVie, Inc.	533,567	82,686,878
ACADIA Pharmaceuticals, Inc. (a)	3,796,261	118,860,932
Achillion Pharmaceuticals, Inc. (a) (b)	51,865	75,464
ADMA Biologics, Inc. (a)	4,829,037	21,827,247
Agios Pharmaceuticals, Inc. (a)	1,361,533	30,321,340
Akero Therapeutics, Inc. (a) (b) (c)	4,008,429	93,596,817
Alector, Inc. (a) (b)	1,693,614	13,515,040
Alkermes PLC (a)	3,079,946	85,437,702
Alnylam Pharmaceuticals, Inc. (a)	468,415	89,659,315
Alpine Immune Sciences, Inc. (a)	711,070	13,552,994
Amgen, Inc.	295,970	85,245,279
Amicus Therapeutics, Inc. (a)	7,055,765	100,121,305
Anavex Life Sciences Corp. (a) (b)	2,058,468	19,164,337
Apellis Pharmaceuticals, Inc. (a) (b)	1,269,650	76,001,249
Arcellx, Inc. (a)	993,163	55,120,546
Arcturus Therapeutics Holdings, Inc. (a) (b)	1,003,980	31,655,489
Arcus Biosciences, Inc. (a) (b)	2,230,345	42,599,589
Ardelyx, Inc. (a) (b) (c)	12,202,637	75,656,349
Arrowhead Pharmaceuticals, Inc. (a) (b)	3,238,887	99,109,942
Avid Bioservices, Inc. (a) (b) (c)	3,381,497	21,979,730
Avidity Biosciences, Inc. (a) (b)	1,740,776	15,754,023
Beam Therapeutics, Inc. (a) (b)	3,013,782	82,035,146
BioCryst Pharmaceuticals, Inc. (a) (b)	8,477,433	50,779,824
Biogen, Inc. (a)	332,910	86,147,121
Biohaven Ltd. (a)	2,409,194	103,113,503
BioMarin Pharmaceutical, Inc. (a)	856,990	82,630,976
Biomea Fusion, Inc. (a) (b)	902,004	13,097,098
Bluebird Bio, Inc. (a) (b) (c)	11,572,715	15,970,347
Blueprint Medicines Corp. (a) (b)	1,076,556	99,301,525
Bridgebio Pharma, Inc. (a) (b)	2,449,163	98,872,710
Cabaletta Bio, Inc. (a) (b)	1,856,527	42,143,163
CareDx, Inc. (a) (b)	1,689,132	20,269,584
Caribou Biosciences, Inc. (a) (b)	3,381,864	19,378,081
Catalyst Pharmaceuticals, Inc. (a) (b)	3,124,249	52,518,626
Security Description	Shares	Value
Celldex Therapeutics, Inc. (a) (b)	1,313,105	$ 52,077,744
Cerevel Therapeutics Holdings, Inc. (a) (b)	1,255,182	53,219,717
Cogent Biosciences, Inc. (a) (b)	2,561,015	15,058,768
Crinetics Pharmaceuticals, Inc. (a)	2,167,134	77,106,628
CRISPR Therapeutics AG (a) (b)	1,234,098	77,254,535
Cytokinetics, Inc. (a) (b)	2,335,738	195,010,766
Day One Biopharmaceuticals, Inc. (a) (b)	2,096,799	30,613,265
Deciphera Pharmaceuticals, Inc. (a)	1,238,367	19,974,860
Denali Therapeutics, Inc. (a) (b)	2,856,222	61,294,524
Disc Medicine, Inc. (a)	353,582	20,422,896
Dynavax Technologies Corp. (a) (b)	4,793,349	67,011,019
Dyne Therapeutics, Inc. (a) (b)	1,455,193	19,354,067
Editas Medicine, Inc. (a) (b)	3,160,747	32,018,367
Exact Sciences Corp. (a)	1,230,656	91,043,931
Exelixis, Inc. (a)	3,620,334	86,851,813
Geron Corp. (a) (b)	14,807,063	31,242,903
Gilead Sciences, Inc.	1,007,971	81,655,731
Halozyme Therapeutics, Inc. (a) (b)	1,993,627	73,684,454
Ideaya Biosciences, Inc. (a) (b)	1,715,528	61,038,486
ImmunityBio, Inc. (a) (b)	6,563,145	32,946,988
ImmunoGen, Inc. (a) (b)	2,726,712	80,847,011
Immunovant, Inc. (a) (b)	2,032,261	85,619,156
Incyte Corp. (a)	1,456,040	91,424,752
Inhibrx, Inc. (a) (b)	915,861	34,802,718
Insmed, Inc. (a) (b)	2,848,587	88,277,711
Intellia Therapeutics, Inc. (a) (b)	2,744,542	83,681,086
Ionis Pharmaceuticals, Inc. (a) (b)	1,635,793	82,754,768
Iovance Biotherapeutics, Inc. (a) (b)	11,067,274	89,976,938
Ironwood Pharmaceuticals, Inc. (a) (b)	6,225,677	71,221,745
Karuna Therapeutics, Inc. (a) (b)	387,556	122,665,350
Keros Therapeutics, Inc. (a) (b)	579,059	23,023,386
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	850,397	14,915,963
Krystal Biotech, Inc. (a) (b)	745,303	92,462,290
Kura Oncology, Inc. (a)	1,342,154	19,300,174
Kymera Therapeutics, Inc. (a) (b)	1,066,145	27,144,052
MacroGenics, Inc. (a)	840,368	8,084,340
Madrigal Pharmaceuticals, Inc. (a) (b)	382,297	88,455,880

See accompanying notes to financial statements.
88

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MannKind Corp. (a) (b)	7,249,053	$ 26,386,553
MiMedx Group, Inc. (a)	1,611,872	14,136,117
Mirati Therapeutics, Inc. (a)	1,409,958	82,835,032
Mirum Pharmaceuticals, Inc. (a) (b)	1,156,458	34,138,640
Moderna, Inc. (a)	991,694	98,623,968
Morphic Holding, Inc. (a) (b)	1,798,511	51,940,998
Myriad Genetics, Inc. (a)	1,520,624	29,104,743
Natera, Inc. (a)	1,369,687	85,797,194
Neurocrine Biosciences, Inc. (a)	679,093	89,477,294
Novavax, Inc. (a) (b) (c)	14,299,265	68,636,472
Nuvalent, Inc. Class A (a) (b)	1,127,130	82,945,497
Protagonist Therapeutics, Inc. (a) (b)	1,488,487	34,131,007
Prothena Corp. PLC (a) (b)	1,840,074	66,868,289
PTC Therapeutics, Inc. (a)	3,016,000	83,120,960
RAPT Therapeutics, Inc. (a) (b)	812,314	20,186,003
Recursion Pharmaceuticals, Inc. Class A (a) (b)	8,970,413	88,448,272
Regeneron Pharmaceuticals, Inc. (a)	94,818	83,277,701
REGENXBIO, Inc. (a) (b)	1,071,953	19,241,556
Relay Therapeutics, Inc. (a) (b)	2,905,877	31,993,706
Replimune Group, Inc. (a) (b) (c)	4,111,062	34,656,253
REVOLUTION Medicines, Inc. (a) (b)	3,238,948	92,893,029
Rhythm Pharmaceuticals, Inc. (a) (b)	1,079,265	49,613,812
Rocket Pharmaceuticals, Inc. (a) (b)	1,849,723	55,436,198
Roivant Sciences Ltd. (a) (b)	8,102,376	90,989,682
Sage Therapeutics, Inc. (a) (b)	2,722,696	59,000,822
Sana Biotechnology, Inc. (a) (b)	3,882,170	15,839,254
Sarepta Therapeutics, Inc. (a)	915,112	88,244,250
Scholar Rock Holding Corp. (a)	955,454	17,962,535
Soleno Therapeutics, Inc. (a) (b)	460,248	18,524,982
SpringWorks Therapeutics, Inc. (a) (b)	1,280,542	46,739,783
Syndax Pharmaceuticals, Inc. (a)	3,578,582	77,333,157
TG Therapeutics, Inc. (a) (b)	5,066,544	86,536,571
Travere Therapeutics, Inc. (a) (b) (c)	3,807,199	34,226,719
Twist Bioscience Corp. (a) (b)	2,036,879	75,079,360
Ultragenyx Pharmaceutical, Inc. (a)	1,968,507	94,134,005
uniQure NV (a) (b) (c)	3,271,570	22,148,529
United Therapeutics Corp. (a)	329,585	72,472,446
Vaxcyte, Inc. (a)	1,405,436	88,261,381
Vera Therapeutics, Inc. (a)	1,515,002	23,300,731
Security Description	Shares	Value
Veracyte, Inc. (a) (b)	1,414,821	$ 38,921,726
Vericel Corp. (a) (b)	938,698	33,427,036
Vertex Pharmaceuticals, Inc. (a)	227,420	92,534,924
Verve Therapeutics, Inc. (a) (b)	2,705,494	37,714,586
Viking Therapeutics, Inc. (a) (b)	3,666,437	68,232,393
Vir Biotechnology, Inc. (a) (b)	3,539,274	35,605,096
Viridian Therapeutics, Inc. (a) (b)	1,796,463	39,126,964
Xencor, Inc. (a) (b)	1,062,996	22,567,405
Zentalis Pharmaceuticals, Inc. (a) (b)	3,194,791	48,401,084
		6,933,268,373
HEALTH CARE EQUIPMENT — 0.0% (d)
OmniAb, Inc. (a) (b) (e) (f)	161,959	—
OmniAb, Inc. (a) (b) (e) (f)	161,959	—
		—
PHARMACEUTICALS — 0.2%
Scilex Holding Co. (a)	5,938,074	12,113,671
TOTAL COMMON STOCKS (Cost $7,266,026,426)		6,945,382,044
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	64,112,818	64,138,463
State Street Navigator Securities Lending Portfolio II (i) (j)	557,754,988	557,754,988
TOTAL SHORT-TERM INVESTMENTS (Cost $621,893,577)		621,893,451
TOTAL INVESTMENTS — 108.9% (Cost $7,887,920,003)		7,567,275,495
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(617,769,998)
NET ASSETS — 100.0%		$ 6,949,505,497

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
89

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,945,306,580	$75,464	$ 0(a)	$6,945,382,044
Short-Term Investments	621,893,451	—	—	621,893,451
TOTAL INVESTMENTS	$7,567,200,031	$75,464	$ 0	$7,567,275,495
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
Akero Therapeutics, Inc.	1,353,167	$ 63,179,367	$ 112,849,657	$ 50,857,431	$ 1,496,763	$(33,071,539)	4,008,429	$ 93,596,817	$ —
Arcturus Therapeutics Holdings, Inc.	1,355,141	38,865,444	32,119,484	43,149,468	2,670,189	—*	—	—*	—
Arcutis Biotherapeutics, Inc.	4,273,971	40,730,944	19,649,013	33,742,568	(54,085,144)	—*	—	—*	—
Ardelyx, Inc.	17,845,281	60,495,503	69,295,227	92,017,635	7,823,109	30,060,145	12,202,637	75,656,349	—
Avid Bioservices, Inc.	1,747,640	24,414,531	26,656,449	17,393,859	(2,713,129)	(8,984,262)	3,381,497	21,979,730	—
Avidity Biosciences, Inc.	4,685,206	51,958,935	26,012,274	48,721,470	(38,197,856)	—*	—	—*	—
Biomea Fusion, Inc.	1,170,948	25,702,309	33,598,458	37,722,910	(22,815,226)	—*	—	—*	—
Bioxcel Therapeutics, Inc.	1,689,894	11,254,694	4,045,254	9,448,683	(28,872,337)	—*	—	—*	—
Bluebird Bio, Inc.	14,087,477	46,347,799	42,566,135	49,737,537	(15,095,334)	(8,110,716)	11,572,715	15,970,347	—
CareDx, Inc.	2,931,817	24,920,444	22,726,240	34,900,233	(37,842,198)	—*	—	—*	—
Catalyst Pharmaceuticals, Inc.	6,112,156	82,147,377	66,791,638	106,707,303	(9,504,360)	—*	—	—*	—
Coherus Biosciences, Inc.	—	—	49,366,787	29,613,406	(19,753,381)	—*	—	—*	—
Editas Medicine, Inc.	4,917,317	40,469,519	38,301,879	56,297,091	(15,780,786)	—*	—	—*	—
Emergent BioSolutions, Inc	4,973,044	36,551,873	9,883,262	29,221,032	(134,709,741)	—*	—	—*	—
Fate Therapeutics, Inc.	8,165,594	38,868,227	9,719,123	27,155,972	(28,794,292)	—*	—	—*	—
Intercept Pharmaceuticals, Inc.	3,524,818	38,984,487	29,555,939	88,870,439	1,962,232	—*	—	—*	—
Novavax, Inc	9,507,925	70,643,883	97,617,714	73,533,646	(125,395,308)	99,303,829	14,299,265	68,636,472	—
Replimune Group, Inc.	1,237,635	28,737,885	49,174,214	22,667,655	(96,694)	(20,491,497)	4,111,062	34,656,253	—
Sage Therapeutics, Inc.	1,185,757	55,754,294	105,604,212	73,847,205	(21,172,598)	—*	—	—*	—
Seres Therapeutics, Inc.	6,612,059	31,671,763	19,160,900	23,289,236	(34,555,205)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,170,348	2,170,782	309,391,803	247,424,403	407	(126)	64,112,818	64,138,463	237,320
State Street Navigator Securities Lending Portfolio II	633,689,418	633,689,418	1,299,324,944	1,375,259,374	—	—	557,754,988	557,754,988	5,570,909
Travere Therapeutics, Inc.	4,260,550	65,442,048	44,001,931	54,807,524	(20,281,466)	(128,270)	3,807,199	34,226,719	—
Twist Bioscience Corp.	3,537,498	72,377,209	68,130,436	112,677,689	(14,551,191)	—*	—	—*	—
uniQure NV	1,693,939	19,412,541	32,380,171	20,036,706	(1,046,630)	(8,560,847)	3,271,570	22,148,529	—
Total		$1,604,791,276	$2,617,923,144	$2,759,100,475	$ (611,310,176)	$ 50,016,717		$988,764,667	$5,808,229

See accompanying notes to financial statements.
90

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2023.
*	As of December 31, 2023, no longer an affiliate.
See accompanying notes to financial statements.
91

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 3.7%
General Dynamics Corp.	902,327	$ 234,307,252
L3Harris Technologies, Inc.	1,331,765	280,496,344
Lockheed Martin Corp.	585,563	265,400,574
		780,204,170
AIR FREIGHT & LOGISTICS — 1.3%
CH Robinson Worldwide, Inc.	1,698,405	146,725,208
Expeditors International of Washington, Inc.	944,243	120,107,710
		266,832,918
BANKS — 2.6%
Bank OZK	1,545,446	77,009,574
Commerce Bancshares, Inc. (a)	1,826,250	97,540,039
Community Bank System, Inc. (a)	852,927	44,446,026
Cullen/Frost Bankers, Inc.	978,152	106,119,710
Prosperity Bancshares, Inc. (a)	1,447,346	98,028,745
UMB Financial Corp.	626,625	52,354,519
United Bankshares, Inc.	2,031,689	76,289,922
		551,788,535
BEVERAGES — 3.4%
Brown-Forman Corp. Class B (a)	2,224,762	127,033,910
Coca-Cola Co.	5,197,684	306,299,518
PepsiCo, Inc.	1,620,072	275,153,029
		708,486,457
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	2,388,306	370,115,781
BUILDING PRODUCTS — 1.4%
A O Smith Corp.	1,753,629	144,569,175
Carlisle Cos., Inc.	477,745	149,261,870
		293,831,045
CAPITAL MARKETS — 3.9%
FactSet Research Systems, Inc.	183,509	87,542,969
Franklin Resources, Inc.	4,395,313	130,936,374
S&P Global, Inc.	249,195	109,775,381
SEI Investments Co.	1,576,491	100,186,003
T Rowe Price Group, Inc.	3,478,226	374,570,158
		803,010,885
CHEMICALS — 7.1%
Air Products & Chemicals, Inc.	783,885	214,627,713
Albemarle Corp. (a)	594,599	85,907,664
Ecolab, Inc.	687,158	136,297,789
HB Fuller Co.	793,233	64,577,099
International Flavors & Fragrances, Inc.	3,734,938	302,417,930
Linde PLC	328,192	134,791,736
PPG Industries, Inc.	1,434,607	214,545,477
RPM International, Inc.	1,702,224	190,019,265
Sherwin-Williams Co.	355,268	110,808,089
Security Description	Shares	Value
Stepan Co. (a)	305,080	$ 28,845,314
		1,482,838,076
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	937,321	42,020,100
Brady Corp. Class A	679,792	39,896,993
Cintas Corp.	195,256	117,672,981
MSA Safety, Inc.	555,906	93,853,610
		293,443,684
CONSUMER STAPLES DISTRIBUTION & RETAIL — 5.8%
Casey's General Stores, Inc.	209,564	57,575,613
Sysco Corp.	4,078,786	298,281,620
Target Corp.	3,221,632	458,824,830
Walgreens Boots Alliance, Inc. (a)	10,576,451	276,151,136
Walmart, Inc.	768,422	121,141,728
		1,211,974,927
CONTAINERS & PACKAGING — 2.0%
Amcor PLC	22,152,324	213,548,403
AptarGroup, Inc.	935,633	115,662,951
Sonoco Products Co.	1,493,195	83,424,805
		412,636,159
DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,798,044	249,029,094
ELECTRIC UTILITIES — 5.0%
Eversource Energy	5,328,941	328,902,238
NextEra Energy, Inc.	5,210,369	316,477,813
Southern Co.	5,728,456	401,679,335
		1,047,059,386
ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	2,088,565	203,280,031
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc.	436,975	67,455,831
FOOD PRODUCTS — 4.3%
Archer-Daniels-Midland Co.	3,022,736	218,301,994
Flowers Foods, Inc.	2,884,922	64,939,594
Hormel Foods Corp.	5,044,254	161,970,996
J M Smucker Co.	1,581,860	199,915,467
Lancaster Colony Corp. (a)	291,014	48,421,819
McCormick & Co., Inc. (a)	2,912,728	199,288,850
		892,838,720
GAS UTILITIES — 2.4%
Atmos Energy Corp.	2,052,612	237,897,731
National Fuel Gas Co.	1,280,581	64,246,749
New Jersey Resources Corp.	1,348,255	60,105,208
ONE Gas, Inc. (a)	833,881	53,134,897
UGI Corp.	3,294,981	81,056,532
		496,441,117
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	1,954,777	215,162,304
Becton Dickinson & Co.	477,956	116,540,011

See accompanying notes to financial statements.
92

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	4,306,633	$ 354,780,427
		686,482,742
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	2,172,223	218,960,078
HOTELS, RESTAURANTS & LEISURE — 1.1%
McDonald's Corp.	789,319	234,040,977
HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc.	2,062,952	53,987,454
HOUSEHOLD PRODUCTS — 5.8%
Church & Dwight Co., Inc.	1,142,854	108,068,274
Clorox Co.	1,892,672	269,876,101
Colgate-Palmolive Co.	3,261,482	259,972,730
Kimberly-Clark Corp.	2,851,818	346,524,405
Procter & Gamble Co.	1,514,224	221,894,385
		1,206,335,895
INDUSTRIAL CONGLOMERATES — 3.3%
3M Co.	6,257,175	684,034,371
INSURANCE — 4.6%
Aflac, Inc.	2,476,771	204,333,608
Brown & Brown, Inc.	831,484	59,126,827
Chubb Ltd.	687,576	155,392,176
Cincinnati Financial Corp.	2,279,786	235,866,660
Old Republic International Corp.	3,757,501	110,470,529
RenaissanceRe Holdings Ltd.	310,015	60,762,940
RLI Corp.	510,974	68,020,859
W R Berkley Corp.	913,406	64,596,072
		958,569,671
IT SERVICES — 2.4%
International Business Machines Corp.	3,022,062	494,258,240
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Polaris, Inc. (a)	879,304	83,331,640
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	48,136	16,949,648
MACHINERY — 7.6%
Caterpillar, Inc.	671,550	198,557,188
Donaldson Co., Inc.	1,751,065	114,432,098
Dover Corp.	972,286	149,547,310
Franklin Electric Co., Inc.	591,647	57,182,683
Graco, Inc.	1,604,422	139,199,653
Illinois Tool Works, Inc.	959,089	251,223,773
Lincoln Electric Holdings, Inc. (a)	737,494	160,375,445
Nordson Corp. (a)	501,397	132,449,031
Pentair PLC	2,010,776	146,203,523
Stanley Black & Decker, Inc.	2,288,644	224,515,976
		1,573,686,680
MEDIA — 0.1%
John Wiley & Sons, Inc. Class A	728,175	23,112,274
Security Description	Shares	Value
METALS & MINING — 1.2%
Nucor Corp.	780,041	$ 135,758,336
Royal Gold, Inc.	909,648	110,031,022
		245,789,358
MULTI-UTILITIES — 2.1%
Avista Corp.	1,118,546	39,976,834
Black Hills Corp.	998,443	53,866,000
Consolidated Edison, Inc.	3,788,838	344,670,593
		438,513,427
OIL, GAS & CONSUMABLE FUELS — 2.6%
Chevron Corp.	2,011,902	300,095,302
Exxon Mobil Corp.	2,513,042	251,253,939
		551,349,241
PERSONAL PRODUCTS — 1.9%
Kenvue, Inc.	17,544,751	377,738,489
Nu Skin Enterprises, Inc. Class A	775,930	15,068,561
		392,807,050
PHARMACEUTICALS — 1.3%
Johnson & Johnson	1,778,132	278,704,410
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	760,468	177,166,230
RESIDENTIAL REITs — 1.1%
Essex Property Trust, Inc. REIT (a)	899,232	222,955,582
RETAIL REITs — 3.9%
Federal Realty Investment Trust REIT	1,076,232	110,905,707
NNN REIT, Inc.	2,572,006	110,853,459
Realty Income Corp. REIT	10,122,126	581,212,475
		802,971,641
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Microchip Technology, Inc.	2,431,617	219,283,221
SOFTWARE — 0.3%
Roper Technologies, Inc.	102,757	56,020,034
SPECIALTY RETAIL — 1.1%
Lowe's Cos., Inc.	1,000,123	222,577,374
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	1,189,837	129,180,603
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co.	3,915,269	253,591,973
WW Grainger, Inc.	137,721	114,128,016
		367,719,989
WATER UTILITIES — 1.2%
American States Water Co.	532,090	42,790,678
California Water Service Group	822,735	42,675,265
Essential Utilities, Inc.	3,564,743	133,143,151

See accompanying notes to financial statements.
93

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SJW Group	422,401	$ 27,603,905
		246,212,999
TOTAL COMMON STOCKS (Cost $20,033,110,502)		20,716,267,645
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (b) (c)	70,752,462	70,780,763
State Street Navigator Securities Lending Portfolio II (d) (e)	113,267,196	113,267,196
TOTAL SHORT-TERM INVESTMENTS (Cost $184,054,029)		184,047,959
TOTAL INVESTMENTS — 100.4% (Cost $20,217,164,531)		20,900,315,604
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(77,515,444)
NET ASSETS — 100.0%		$20,822,800,160

(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
94

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	231	03/15/2024	$53,444,090	$55,671,000	$2,226,910

During the period ended December 31, 2023, the average notional value related to futures contracts was $73,063,866.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,716,267,645	$—	$—	$20,716,267,645
Short-Term Investments	184,047,959	—	—	184,047,959
TOTAL INVESTMENTS	$20,900,315,604	$—	$—	$20,900,315,604
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 2,226,910	$—	$—	$ 2,226,910
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 2,226,910	$—	$—	$ 2,226,910

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
ABM Industries, Inc.	3,541,033	$ 151,025,058	$ 878,289	$ 120,429,645	$ 2,984,379	$ —*	—	$ —*	$ 1,012,194
Avista Corp	7,424,165	291,546,960	790,159	243,649,970	(10,237,231)	—*	—	—*	1,099,369
Black Hills Corp.	4,632,663	279,164,272	1,191,082	219,379,502	(23,022,269)	—*	—	—*	1,325,334
Brady Corp.	2,497,174	118,790,567	736,453	94,569,296	8,635,061	—*	—	—*	744,682
John Wiley & Sons, Inc.	3,018,528	102,720,508	3,426,639	82,094,916	(44,414,442)	—*	—	—*	1,543,654
Leggett & Platt, Inc.	10,949,805	324,333,224	2,040,664	261,649,739	(92,266,621)	—*	—	—*	1,948,582
Nu Skin Enterprises, Inc.	5,881,950	195,280,740	358,389	148,847,397	(71,988,364)	—*	—	—*	670,305
ONE Gas, Inc	3,110,109	238,887,472	1,217,415	180,600,562	(8,115,013)	—*	—	—*	1,130,908
SJW Group	1,935,914	135,726,931	834,114	107,295,318	(10,642,275)	—*	—	—*	334,641
State Street Institutional Liquid Reserves Fund, Premier Class	600,155,172	600,275,203	747,325,787	1,276,843,521	30,916	(7,622)	70,752,462	70,780,763	4,560,872
State Street Navigator Securities Lending Portfolio II	381,931,207	381,931,207	1,770,745,879	2,039,409,890	—	—	113,267,196	113,267,196	211,922
Total		$2,819,682,142	$2,529,544,870	$4,774,769,756	$(249,035,859)	$(7,622)		$184,047,959	$14,582,463
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2023.
*	As of December 31, 2023, no longer an affiliate.
See accompanying notes to financial statements.
95

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 46.8%
A O Smith Corp.	687,075	$ 56,642,463
Advanced Drainage Systems, Inc.	359,330	50,536,171
Allegion PLC	472,659	59,881,169
Builders FirstSource, Inc. (a)	429,941	71,774,351
Carlisle Cos., Inc.	201,998	63,110,235
Carrier Global Corp.	1,148,990	66,009,475
Fortune Brands Innovations, Inc.	638,056	48,581,584
Johnson Controls International PLC	1,132,338	65,267,962
Lennox International, Inc. (b)	150,942	67,549,564
Masco Corp.	992,251	66,460,972
Owens Corning	442,926	65,654,921
Trane Technologies PLC	271,408	66,196,411
Trex Co., Inc. (a)	589,720	48,822,919
		796,488,197
HOME FURNISHINGS — 3.3%
Tempur Sealy International, Inc.	1,104,284	56,285,355
HOME IMPROVEMENT RETAIL — 12.1%
Floor & Decor Holdings, Inc. Class A (a) (b)	629,177	70,190,986
Home Depot, Inc.	194,506	67,406,055
Lowe's Cos., Inc.	305,524	67,994,366
		205,591,407
HOMEBUILDING — 33.9%
Cavco Industries, Inc. (a) (b)	38,714	13,419,047
Century Communities, Inc. (b)	117,333	10,693,730
DR Horton, Inc.	458,645	69,704,867
Dream Finders Homes, Inc. Class A (a) (b)	183,934	6,535,175
Green Brick Partners, Inc. (a) (b)	231,376	12,017,669
Installed Building Products, Inc. (b)	132,684	24,257,289
Lennar Corp. Class A	455,007	67,814,243
LGI Homes, Inc. (a) (b)	116,474	15,509,678
M/I Homes, Inc. (a) (b)	131,521	18,115,703
MDC Holdings, Inc.	298,750	16,505,937
NVR, Inc. (a)	9,707	67,953,368
PulteGroup, Inc.	659,353	68,058,417
Security Description	Shares	Value
Skyline Champion Corp. (a)	228,050	$ 16,934,993
Taylor Morrison Home Corp. (a)	502,086	26,786,288
Toll Brothers, Inc.	683,873	70,295,306
TopBuild Corp. (a)	146,121	54,687,245
Tri Pointe Homes, Inc. (a)	496,500	17,576,100
		576,865,055
HOMEFURNISHING RETAIL — 3.8%
Williams-Sonoma, Inc. (b)	325,957	65,771,603
TOTAL COMMON STOCKS (Cost $1,590,013,038)		1,701,001,617
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	671,455	671,724
State Street Navigator Securities Lending Portfolio II (e) (f)	96,960,427	96,960,427
TOTAL SHORT-TERM INVESTMENTS (Cost $97,632,120)		97,632,151
TOTAL INVESTMENTS — 105.7% (Cost $1,687,645,158)		1,798,633,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(96,504,998)
NET ASSETS — 100.0%		$ 1,702,128,770

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
96

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,701,001,617	$—	$—	$1,701,001,617
Short-Term Investments	97,632,151	—	—	97,632,151
TOTAL INVESTMENTS	$1,798,633,768	$—	$—	$1,798,633,768

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	429,169	$ 429,255	$ 14,404,370	$ 14,162,247	$315	$31	671,455	$ 671,724	$ 23,815
State Street Navigator Securities Lending Portfolio II	61,594,352	61,594,352	459,154,318	423,788,243	—	—	96,960,427	96,960,427	84,643
Total		$62,023,607	$473,558,688	$437,950,490	$315	$31		$97,632,151	$108,458
See accompanying notes to financial statements.
97

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
OIL, GAS & CONSUMABLE FUELS — 99.7%
Antero Resources Corp. (a) (b)	4,081,086	$ 92,559,030
APA Corp.	2,476,879	88,870,419
Berry Corp.	1,586,112	11,150,367
California Resources Corp.	853,590	46,674,301
Callon Petroleum Co. (a) (b)	2,847,702	92,265,545
Chevron Corp.	591,577	88,239,625
Chord Energy Corp.	540,224	89,801,436
Civitas Resources, Inc. (b)	1,236,432	84,547,220
Clean Energy Fuels Corp. (a) (b)	3,117,426	11,939,742
CNX Resources Corp. (a) (b)	4,258,161	85,163,220
Comstock Resources, Inc. (b)	7,497,740	66,354,999
ConocoPhillips	761,783	88,420,153
Coterra Energy, Inc.	3,456,487	88,209,548
Crescent Energy Co. Class A (b)	1,139,508	15,052,901
CVR Energy, Inc. (b)	1,689,157	51,181,457
Delek U.S. Holdings, Inc.	2,243,845	57,891,201
Devon Energy Corp.	1,936,391	87,718,512
Diamondback Energy, Inc.	574,013	89,017,936
EOG Resources, Inc.	717,628	86,797,107
EQT Corp.	2,299,393	88,894,533
Exxon Mobil Corp.	857,593	85,742,148
Green Plains, Inc. (a)	2,032,086	51,249,209
Gulfport Energy Corp. (a)	231,333	30,813,556
Hess Corp.	634,738	91,503,830
HF Sinclair Corp.	1,620,949	90,076,136
Kosmos Energy Ltd. (a)	8,450,165	56,700,607
Magnolia Oil & Gas Corp. Class A (b)	3,299,977	70,256,510
Marathon Oil Corp.	3,544,084	85,625,069
Marathon Petroleum Corp.	596,949	88,563,354
Matador Resources Co. (b)	1,577,548	89,699,379
Murphy Oil Corp.	2,065,212	88,101,944
Northern Oil & Gas, Inc. (b)	2,317,461	85,908,279
Occidental Petroleum Corp.	1,511,878	90,274,235
Ovintiv, Inc.	2,050,825	90,072,234
Par Pacific Holdings, Inc. (a)	1,472,096	53,540,132
PBF Energy, Inc. Class A	2,083,319	91,582,703
Permian Resources Corp. (b)	6,592,763	89,661,577
Phillips 66	681,272	90,704,554
Pioneer Natural Resources Co.	382,743	86,071,246
Range Resources Corp. (b)	2,874,598	87,502,763
REX American Resources Corp. (a)	102,957	4,869,866
SilverBow Resources, Inc. (a)	678,052	19,717,752
Sitio Royalties Corp. Class A (b)	971,517	22,840,365
Security Description	Shares	Value
SM Energy Co.	2,400,169	$ 92,934,544
Southwestern Energy Co. (a)	13,770,300	90,195,465
Talos Energy, Inc. (a) (b)	2,258,976	32,145,228
Tellurian, Inc. (a) (b) (c)	35,216,442	26,609,544
Texas Pacific Land Corp.	55,216	86,824,399
VAALCO Energy, Inc. (b)	1,322,873	5,939,700
Valero Energy Corp.	695,578	90,425,140
Vital Energy, Inc. (a) (b)	1,371,457	62,387,579
Vitesse Energy, Inc. (b)	372,209	8,147,655
W&T Offshore, Inc. (b)	5,062,112	16,502,485
World Kinect Corp. (b)	869,410	19,805,160
TOTAL COMMON STOCKS (Cost $4,030,637,878)		3,583,743,599
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	6,922,837	6,925,606
State Street Navigator Securities Lending Portfolio II (f) (g)	180,117,635	180,117,635
TOTAL SHORT-TERM INVESTMENTS (Cost $187,043,580)		187,043,241
TOTAL INVESTMENTS — 104.9% (Cost $4,217,681,458)		3,770,786,840
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(177,392,442)
NET ASSETS — 100.0%		$ 3,593,394,398
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
98

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector (long)	119	03/15/2024	$10,322,955	$10,546,970	$224,015

During the period ended December 31, 2023, the average notional value related to futures contracts was $8,671,836.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,583,743,599	$—	$—	$3,583,743,599
Short-Term Investments	187,043,241	—	—	187,043,241
TOTAL INVESTMENTS	$3,770,786,840	$—	$—	$3,770,786,840
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 224,015	$—	$—	$ 224,015
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 224,015	$—	$—	$ 224,015

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,555,672	$ 2,556,183	$ 75,808,165	$ 71,440,537	$ 2,134	$ (339)	6,922,837	$ 6,925,606	$125,760
State Street Navigator Securities Lending Portfolio II	272,551,728	272,551,728	1,042,925,618	1,135,359,711	—	—	180,117,635	180,117,635	412,726
Tellurian, Inc.	14,834,689	20,916,911	31,359,844	16,145,504	(363,013)	(9,158,694)	35,216,442	26,609,544	—
Vertex Energy, Inc.	4,581,258	28,632,863	20,663,154	35,308,506	(22,210,867)	—*	—	—*	—
Vital Energy, Inc.	1,002,506	45,263,146	70,494,930	54,124,158	(2,333,102)	—*	—	—*	—
Total		$369,920,831	$ 1,241,251,711	$1,312,378,416	$(24,904,848)	$(9,159,033)		$213,652,785	$538,486
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2023.
*	As of December 31, 2023, no longer an affiliate.
See accompanying notes to financial statements.
99

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 99.5%
1st Source Corp.	75,992	$ 4,175,760
Amerant Bancorp, Inc. (a)	86,708	2,130,416
Ameris Bancorp	590,131	31,306,450
Associated Banc-Corp.	2,756,129	58,953,599
Atlantic Union Bankshares Corp. (a)	570,435	20,843,695
Axos Financial, Inc. (b)	1,018,342	55,601,473
Banc of California, Inc.	2,774,511	37,261,683
BancFirst Corp.	112,587	10,958,093
Bancorp, Inc. (b)	461,767	17,805,736
Bank of Hawaii Corp. (a)	576,857	41,799,058
Bank OZK	1,237,542	61,666,718
BankUnited, Inc.	1,120,456	36,336,388
Banner Corp.	282,189	15,114,043
Berkshire Hills Bancorp, Inc.	320,783	7,965,042
BOK Financial Corp.	331,318	28,377,387
Brookline Bancorp, Inc.	644,664	7,033,284
Byline Bancorp, Inc.	154,364	3,636,816
Cadence Bank (a)	2,076,234	61,435,764
Camden National Corp.	69,334	2,609,038
Capitol Federal Financial, Inc.	1,404,922	9,061,747
Cathay General Bancorp (a)	606,276	27,021,721
Central Pacific Financial Corp.	253,356	4,986,046
Citizens Financial Group, Inc.	5,075,160	168,190,802
City Holding Co. (a)	97,033	10,698,859
Coastal Financial Corp. (b)	66,847	2,968,675
Columbia Banking System, Inc.	2,166,217	57,794,670
Columbia Financial, Inc. (a) (b)	136,383	2,629,464
Commerce Bancshares, Inc.	946,479	50,551,443
Community Bank System, Inc.	486,829	25,368,659
Community Trust Bancorp, Inc.	68,658	3,011,340
ConnectOne Bancorp, Inc.	155,025	3,551,623
CrossFirst Bankshares, Inc. (b)	154,362	2,096,236
Cullen/Frost Bankers, Inc.	739,623	80,241,699
Customers Bancorp, Inc. (b)	361,910	20,853,254
CVB Financial Corp.	1,343,925	27,133,846
Dime Community Bancshares, Inc.	212,268	5,716,377
Eagle Bancorp, Inc.	396,353	11,946,079
East West Bancorp, Inc.	1,353,574	97,389,649
Eastern Bankshares, Inc.	1,299,918	18,458,836
Enterprise Financial Services Corp.	206,901	9,238,130
FB Financial Corp.	222,620	8,871,407
First Bancorp (c)	1,644,694	27,055,216
First Bancorp (c)	219,007	8,105,449
First Bancshares, Inc.	121,575	3,565,795
First Busey Corp.	190,849	4,736,872
First Commonwealth Financial Corp.	801,222	12,370,868
First Financial Bancorp	458,234	10,883,058
First Financial Bankshares, Inc. (a)	914,581	27,711,804
First Financial Corp.	57,495	2,474,010
Security Description	Shares	Value
First Foundation, Inc. (a)	935,810	$ 9,058,641
First Hawaiian, Inc.	1,505,177	34,408,346
First Horizon Corp.	10,330,184	146,275,405
First Interstate BancSystem, Inc. Class A	914,427	28,118,630
First Merchants Corp.	263,602	9,774,362
Flushing Financial Corp.	131,286	2,163,593
FNB Corp.	3,349,659	46,124,804
Fulton Financial Corp.	1,691,695	27,845,300
Glacier Bancorp, Inc. (a)	1,046,073	43,223,736
Great Southern Bancorp, Inc.	41,385	2,456,200
Hancock Whitney Corp.	946,636	45,997,043
Hanmi Financial Corp.	250,846	4,866,412
HarborOne Bancorp, Inc.	193,734	2,320,933
Heartland Financial USA, Inc.	232,130	8,730,409
Heritage Commerce Corp.	340,250	3,375,280
Heritage Financial Corp.	257,151	5,500,460
Hilltop Holdings, Inc.	440,562	15,512,188
Home BancShares, Inc.	1,567,469	39,703,990
Hope Bancorp, Inc.	1,126,713	13,610,693
Horizon Bancorp, Inc.	222,419	3,182,816
Huntington Bancshares, Inc.	12,533,414	159,425,026
Independent Bank Corp. (c)	334,500	22,013,445
Independent Bank Corp. (c)	85,195	2,216,774
Independent Bank Group, Inc.	365,386	18,590,840
International Bancshares Corp.	306,336	16,640,172
Kearny Financial Corp.	401,797	3,604,119
Lakeland Bancorp, Inc.	393,113	5,814,141
Lakeland Financial Corp. (a)	173,738	11,320,768
Live Oak Bancshares, Inc.	224,901	10,232,996
M&T Bank Corp.	1,132,844	155,290,256
Mercantile Bank Corp.	48,644	1,964,245
Metropolitan Bank Holding Corp. (b)	128,357	7,108,411
Midland States Bancorp, Inc.	77,519	2,136,424
National Bank Holdings Corp. Class A	234,284	8,713,022
NBT Bancorp, Inc.	232,565	9,746,799
New York Community Bancorp, Inc.	15,428,652	157,835,110
Nicolet Bankshares, Inc. (a)	47,886	3,853,865
Northwest Bancshares, Inc.	915,102	11,420,473
OceanFirst Financial Corp.	523,148	9,081,849
OFG Bancorp	271,114	10,161,353
Old National Bancorp	2,840,670	47,978,916
Old Second Bancorp, Inc.	215,143	3,321,808
Origin Bancorp, Inc.	123,155	4,380,623
Pacific Premier Bancorp, Inc.	723,924	21,073,428
Park National Corp. (a)	68,166	9,056,535
Pathward Financial, Inc.	264,958	14,024,227
Peapack-Gladstone Financial Corp.	91,424	2,726,264
Peoples Bancorp, Inc.	142,251	4,802,394
Pinnacle Financial Partners, Inc.	694,488	60,573,243
Popular, Inc.	560,657	46,013,120
Preferred Bank	127,244	9,295,174

See accompanying notes to financial statements.
100

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Premier Financial Corp.	202,180	$ 4,872,538
Prosperity Bancshares, Inc.	982,840	66,567,753
Provident Financial Services, Inc.	809,154	14,589,047
QCR Holdings, Inc.	79,269	4,628,517
Regions Financial Corp.	8,616,742	166,992,460
Renasant Corp.	322,565	10,863,989
S&T Bancorp, Inc.	186,067	6,218,359
Sandy Spring Bancorp, Inc.	293,866	8,004,910
Seacoast Banking Corp. of Florida	654,139	18,616,796
ServisFirst Bancshares, Inc. (a)	303,222	20,203,682
Simmons First National Corp. Class A	841,474	16,694,844
Southside Bancshares, Inc. (a)	178,246	5,582,665
SouthState Corp. (a)	650,402	54,926,449
Stellar Bancorp, Inc. (a)	235,007	6,542,595
Stock Yards Bancorp, Inc. (a)	125,407	6,457,206
Synovus Financial Corp.	2,125,820	80,037,123
Texas Capital Bancshares, Inc. (b)	770,380	49,789,659
Tompkins Financial Corp.	72,605	4,372,999
Towne Bank	299,909	8,925,292
TriCo Bancshares	115,755	4,973,992
Triumph Financial, Inc. (b)	222,820	17,865,708
Truist Financial Corp.	4,377,395	161,613,423
TrustCo Bank Corp.	111,878	3,473,812
Trustmark Corp.	426,615	11,894,026
UMB Financial Corp.	443,511	37,055,344
United Bankshares, Inc.	960,672	36,073,234
United Community Banks, Inc.	986,847	28,875,143
Univest Financial Corp.	159,216	3,507,528
Valley National Bancorp	5,074,317	55,107,083
Veritex Holdings, Inc.	428,832	9,978,921
WaFd, Inc.	550,427	18,142,074
Washington Trust Bancorp, Inc.	146,518	4,744,253
Webster Financial Corp.	1,760,245	89,350,036
WesBanco, Inc.	246,485	7,732,234
Westamerica BanCorp	167,456	9,446,193
Western Alliance Bancorp	2,441,250	160,609,838
Security Description	Shares	Value
Wintrust Financial Corp.	545,962	$ 50,637,976
WSFS Financial Corp.	368,595	16,929,568
Zions Bancorp NA	3,860,205	169,347,193
		4,044,603,600
SOFTWARE — 0.2%
TFS Financial Corp.	567,510	8,336,722
TOTAL COMMON STOCKS (Cost $3,916,709,819)		4,052,940,322
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	4,836,794	4,838,729
State Street Navigator Securities Lending Portfolio II (f) (g)	23,202,572	23,202,572
TOTAL SHORT-TERM INVESTMENTS (Cost $28,041,666)		28,041,301
TOTAL INVESTMENTS — 100.4% (Cost $3,944,751,485)		4,080,981,623
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(14,348,804)
NET ASSETS — 100.0%		$ 4,066,632,819
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,052,940,322	$—	$—	$4,052,940,322
Short-Term Investments	28,041,301	—	—	28,041,301
TOTAL INVESTMENTS	$4,080,981,623	$—	$—	$4,080,981,623
See accompanying notes to financial statements.
101

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
PacWest Bancorp	7,207,282	$ 58,739,348	$ 93,048,889	$148,047,939	$(67,915,347)	$ —*	—	$ —*	$ 122,411
State Street Institutional Liquid Reserves Fund, Premier Class	625,696	625,821	167,058,155	162,849,492	4,610	(365)	4,836,794	4,838,729	521,076
State Street Navigator Securities Lending Portfolio II	88,167,898	88,167,898	517,384,878	582,350,204	—	—	23,202,572	23,202,572	203,317
Total		$147,533,067	$777,491,922	$893,247,635	$(67,910,737)	$(365)		$28,041,301	$846,804
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2023.
*	As of December 31, 2023, no longer an affiliate.
See accompanying notes to financial statements.
102

[This Page Intentionally Left Blank]
103

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,424,548,171	$8,009,196,242	$25,655,901,492
Investments in affiliated issuers, at value	21,722,815	216,376,856	101,903,158
Total Investments	1,446,270,986	8,225,573,098	25,757,804,650
Foreign currency, at value	—	—	—
Net cash at broker	157,375	—	516,999
Cash	18,745	405,487	2,039,903
Receivable from broker — accumulated variation margin on futures contracts	550,298	—	2,335,839
Receivable for investments sold	—	7,237,908	—
Receivable for fund shares sold	33,528	1,312	17,638
Dividends receivable — unaffiliated issuers	6,830,568	10,602,111	23,246,289
Dividends receivable — affiliated issuers	60,784	24,636	453,174
Securities lending income receivable — unaffiliated issuers	—	33,327	625
Securities lending income receivable — affiliated issuers	4,633	96,822	7,685
Receivable for foreign taxes recoverable	84,606	—	22,357
Other receivable	—	—	113
TOTAL ASSETS	1,454,011,523	8,243,974,701	25,786,445,272
LIABILITIES
Due to broker	—	—	—
Due to custodian	—	—	—
Payable upon return of securities loaned	12,389,142	212,943,831	34,664,930
Payable for investments purchased	—	10,278,797	—
Payable for fund shares repurchased	—	—	—
Advisory fee payable	292,975	195,739	416,356
Trustees’ fees and expenses payable	1,149	863	1,903
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	12,683,266	223,419,230	35,083,189
NET ASSETS	$1,441,328,257	$8,020,555,471	$25,751,362,083
NET ASSETS CONSIST OF:
Paid-in capital	$1,994,063,304	$7,396,526,573	$22,963,640,359
Total distributable earnings (loss)	(552,735,047)	624,028,898	2,787,721,724
NET ASSETS	$1,441,328,257	$8,020,555,471	$25,751,362,083
NET ASSET VALUE PER SHARE
Net asset value per share	$ 95.25	$ 48.71	$ 55.88
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,131,617	164,650,000	460,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,726,804,671	$6,987,888,919	$22,577,059,155
Investments in affiliated issuers	21,723,557	216,376,919	101,977,583
Total cost of investments	$1,748,528,228	$7,204,265,838	$22,679,036,738
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 13,725,807	$ 383,604,377	$ 40,978,422
See accompanying notes to financial statements.
104

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P Sector Neutral Dividend ETF

$21,361,955,803	$ 6,807,678,216	$20,033,579,273	$ 9,891,420,960	$7,406,285,515	$3,522,458
26,337,348	53,778,310	83,966,381	637,663,922	60,386,214	12,286
21,388,293,151	6,861,456,526	20,117,545,654	10,529,084,882	7,466,671,729	3,534,744
—	—	—	16,234	2,513	—
—	499,090	—	—	150,171	—
1,345,887	138	—	153,250	33,322	—
—	1,764,169	—	823,288	946,198	—
6,613,022	—	—	36,338,638	35	—
93,396	7,648	—	201,267	—	—
12,234,094	23,574,826	29,221,404	12,588,339	7,060,803	4,082
51,293	165,384	97,246	79,582	122,843	91
761	152	160	12,139	3,935	—
10,239	5,317	10,166	198,494	8,712	—
—	351,976	48,731	—	7,558	—
—	1,785	247	—	38	—
21,408,641,843	6,887,827,011	20,146,923,608	10,579,496,113	7,475,007,857	3,538,917

—	—	—	272,291	—	—
—	—	1,148,023	—	—	—
23,074,651	17,601,039	46,965,773	619,136,181	35,762,628	—
—	14,956,588	—	50,774,451	523,146	—
—	—	16,653	—	—	—
707,515	397,146	673,887	236,260	184,744	138
2,080	6,102	3,225	295	899	3
—	—	—	37,212	—	—
23,784,246	32,960,875	48,807,561	670,456,690	36,471,417	141
$21,384,857,597	$ 6,854,866,136	$ 20,098,116,047	$ 9,909,039,423	$7,438,536,440	$3,538,776

$20,748,425,845	$ 8,625,679,360	$20,828,003,024	$ 9,808,148,048	$5,846,446,188	$3,321,945
636,431,752	(1,770,813,224)	(729,886,977)	100,891,375	1,592,090,252	216,831
$21,384,857,597	$ 6,854,866,136	$ 20,098,116,047	$ 9,909,039,423	$7,438,536,440	$3,538,776

$ 65.04	$ 39.19	$ 46.62	$ 42.16	$ 58.41	$ 32.17
328,800,108	174,900,000	431,102,864	235,060,217	127,350,216	110,000

$17,755,633,494	$ 7,239,521,669	$19,320,037,998	$ 8,835,880,369	$5,689,722,274	$3,305,001
26,337,348	53,777,956	83,538,715	637,663,632	60,525,117	11,813
$17,781,970,842	$ 7,293,299,625	$19,403,576,713	$ 9,473,544,001	$5,750,247,391	$3,316,814
$ —	$ —	$ —	$ 16,508	$ 2,513	$ —
$ 26,463,688	$ 16,885,055	$ 49,398,691	$ 648,076,624	$ 60,786,333	$ —
105

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2023 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 1,911,084,912	$ 2,025,161,730	$ 6,578,510,828
Investments in affiliated issuers, at value	142,800,266	46,839,645	988,764,667
Total Investments	2,053,885,178	2,072,001,375	7,567,275,495
Net cash at broker	—	—	—
Cash	3,551	349,513	37,786
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	43	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	91,936	4,327,369	959
Dividends receivable — affiliated issuers	21,574	7,812	135,575
Securities lending income receivable — unaffiliated issuers	33,934	2,772	151,107
Securities lending income receivable — affiliated issuers	84,697	8,931	917,558
TOTAL ASSETS	2,054,120,870	2,076,697,815	7,568,518,480
LIABILITIES
Payable upon return of securities loaned	63,852,633	46,244,960	557,754,988
Payable for investments purchased	—	—	59,241,207
Payable for fund shares repurchased	—	—	17,701
Advisory fee payable	571,225	505,881	1,991,360
Trustees’ fees and expenses payable	225	1,908	7,727
TOTAL LIABILITIES	64,424,083	46,752,749	619,012,983
NET ASSETS	$1,989,696,787	$ 2,029,945,066	$ 6,949,505,497
NET ASSETS CONSIST OF:
Paid-in capital	$2,144,496,769	$ 3,471,916,212	$ 17,128,893,374
Total distributable earnings (loss)	(154,799,982)	(1,441,971,146)	(10,179,387,877)
NET ASSETS	$1,989,696,787	$ 2,029,945,066	$ 6,949,505,497
NET ASSET VALUE PER SHARE
Net asset value per share	$ 135.35	$ 46.03	$ 89.27
Shares outstanding (unlimited amount authorized, $0.01 par value)	14,700,000	44,102,118	77,850,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,578,025,636	$ 2,106,571,451	$ 6,685,905,372
Investments in affiliated issuers	210,788,030	46,839,668	1,202,014,631
Total cost of investments	$1,788,813,666	$ 2,153,411,119	$ 7,887,920,003
* Includes investments in securities on loan, at value	$ 177,552,712	$ 63,956,115	$ 928,129,193
See accompanying notes to financial statements.
106

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$20,716,267,645	$1,701,001,617	$ 3,557,134,055	$ 4,052,940,322
184,047,959	97,632,151	213,652,785	28,041,301
20,900,315,604	1,798,633,768	3,770,786,840	4,080,981,623
356,848	—	477,082	—
34,128	197	1,584,217	51,803
2,227,471	—	224,390	—
46	—	—	49
—	—	—	4,667
38,880,740	917,450	1,365,815	9,847,927
336,684	5,739	41,461	34,266
1,665	1,476	16,380	7,075
32,943	21,096	57,703	11,263
20,942,186,129	1,799,579,726	3,774,553,888	4,090,938,673

113,267,196	96,960,427	180,117,635	23,202,572
—	—	—	—
—	11,261	4,708	—
6,106,389	479,150	1,034,289	1,102,669
12,384	118	2,858	613
119,385,969	97,450,956	181,159,490	24,305,854
$20,822,800,160	$1,702,128,770	$ 3,593,394,398	$ 4,066,632,819

$23,106,660,734	$2,520,054,351	$ 9,188,659,527	$ 6,614,111,284
(2,283,860,574)	(817,925,581)	(5,595,265,129)	(2,547,478,465)
$20,822,800,160	$1,702,128,770	$ 3,593,394,398	$ 4,066,632,819

$ 124.91	$ 95.63	$ 136.89	$ 52.40
166,703,658	17,800,016	26,250,000	77,602,585

$ 20,033,110,502	$1,590,013,038	$ 3,968,581,701	$ 3,916,709,819
184,054,029	97,632,120	249,099,757	28,041,666
$20,217,164,531	$1,687,645,158	$ 4,217,681,458	$ 3,944,751,485
$ 186,919,161	$ 105,240,637	$ 350,240,666	$ 51,608,057
107

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 29,129,595	$ 62,174,511	$ 171,830,325
Dividend income — affiliated issuers	329,235	155,202	2,226,708
Unaffiliated securities lending income	3,612	152,848	5,767
Affiliated securities lending income	37,380	468,507	203,829
Foreign taxes withheld	—	—	(45,252)
TOTAL INVESTMENT INCOME (LOSS)	29,499,822	62,951,068	174,221,377
EXPENSES
Advisory fee	1,665,015	1,169,116	2,252,484
Trustees’ fees and expenses	7,842	34,278	96,466
Miscellaneous expenses	286	2,732	5,582
TOTAL EXPENSES	1,673,143	1,206,126	2,354,532
NET INVESTMENT INCOME (LOSS)	$ 27,826,679	$ 61,744,942	$ 171,866,845
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,592,701)	(51,443,251)	(55,879,155)
Investments — affiliated issuers	3,710	1,964	(451,883)
In-kind redemptions — unaffiliated issuers	13,784,753	16,595,025	159,030,247
In-kind redemptions — affiliated issuers	—	—	1,076
Foreign currency transactions	—	—	—
Futures contracts	1,183,486	—	4,082,645
Net realized gain (loss)	(620,752)	(34,846,262)	106,782,930
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	75,484,194	494,437,784	1,582,035,255
Investments — affiliated issuers	(886)	(88)	1,429,244
Foreign currency translations	—	—	—
Futures contracts	328,130	—	(81,146)
Net change in unrealized appreciation/depreciation	75,811,438	494,437,696	1,583,383,353
NET REALIZED AND UNREALIZED GAIN (LOSS)	75,190,686	459,591,434	1,690,166,283
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$103,017,365	$521,336,376	$1,862,033,128
See accompanying notes to financial statements.
108

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P Sector Neutral Dividend ETF(a)

123,516,905	160,780,183	$ 176,976,237	$ 82,699,840	$ 55,784,982	$ 29,331
288,538	840,378	894,936	249,821	540,789	232
2,424	4,592	9,821	60,616	23,702	—
190,442	55,280	45,390	1,311,695	119,396	—
(44,452)	—	(33,083)	(58,694)	(14,627)	—
123,953,857	161,680,433	177,893,301	84,263,278	56,454,242	29,563

3,844,819	2,254,692	3,419,419	1,374,252	1,016,153	458
93,392	37,968	82,726	36,049	33,215	11
4,071	1,380	4,821	922	2,700	—
3,942,282	2,294,040	3,506,966	1,411,223	1,052,068	469
$ 120,011,575	$ 159,386,393	$ 174,386,335	$ 82,852,055	$ 55,402,174	$ 29,094

(455,459,689)	(245,282,488)	(341,586,297)	(174,360,726)	(18,741,155)	(1,202)
(624)	7,492	(698,302)	1,184	(125,764)	(24)
220,878,580	34,710,181	1,695,805,068	59,135,586	37,246,328	—
—	—	6,110	—	2,798	—
—	—	—	—	(8)	—
—	1,717,310	—	54,008	637,093	—
(234,581,733)	(208,847,505)	1,353,526,579	(115,169,948)	19,019,292	(1,226)

1,551,753,342	572,904,720	116,069,717	860,733,038	479,035,441	217,457
(282)	(283)	2,349,975	290	357,603	473
—	—	—	44	—	—
—	396,615	—	816,575	544,111	—
1,551,753,060	573,301,052	118,419,692	861,549,947	479,937,155	217,930
1,317,171,327	364,453,547	1,471,946,271	746,379,999	498,956,447	216,704
$1,437,182,902	$ 523,839,940	$1,646,332,606	$ 829,232,054	$554,358,621	$245,798

(a)	For the period September 12, 2023 (commencement of operations) through December 31, 2023.
109

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,102,763	$ 26,400,642	$ 4,360,420
Dividend income — affiliated issuers	55,348	35,179	237,320
Unaffiliated securities lending income	108,015	20,746	992,071
Affiliated securities lending income	531,869	108,382	5,570,909
Foreign taxes withheld	—	(53,265)	—
TOTAL INVESTMENT INCOME (LOSS)	9,797,995	26,511,684	11,160,720
EXPENSES
Advisory fee	2,877,618	2,347,625	10,536,255
Trustees’ fees and expenses	7,881	8,154	38,192
Miscellaneous expenses	342	274	1,268
TOTAL EXPENSES	2,885,841	2,356,053	10,575,715
NET INVESTMENT INCOME (LOSS)	$ 6,912,154	$ 24,155,631	$ 585,005
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(18,296,340)	(59,491,890)	(471,293,169)
Investments — affiliated issuers	(10,743,497)	583	(643,296,356)
In-kind redemptions — unaffiliated issuers	65,555,263	51,682,487	512,411,504
In-kind redemptions — affiliated issuers	206,436	—	31,986,180
Futures contracts	—	—	—
Swap contracts	—	—	—
Net realized gain (loss)	36,721,862	(7,808,820)	(570,191,841)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	174,541,345	349,731,788	717,203,792
Investments — affiliated issuers	(5,968,715)	(23)	400,062,987
Futures contracts	—	—	—
Swap contracts	—	—	—
Net change in unrealized appreciation/depreciation	168,572,630	349,731,765	1,117,266,779
NET REALIZED AND UNREALIZED GAIN (LOSS)	205,294,492	341,922,945	547,074,938
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$212,206,646	$366,078,576	$ 547,659,943
See accompanying notes to financial statements.
110

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

308,715,005	$ 8,390,624	$ 49,095,908	$ 57,041,192
14,370,541	23,815	125,760	643,487
216,121	20,003	139,942	34,537
211,922	84,643	412,726	203,317
—	—	—	(135,761)
323,513,589	8,519,085	49,774,336	57,786,772

36,604,769	2,393,038	6,408,841	5,245,544
120,491	6,158	20,354	14,864
4,533	284	800	615
36,729,793	2,399,480	6,429,995	5,261,023
$ 286,783,796	$ 6,119,605	$ 43,344,341	$ 52,525,749

(210,981,280)	(23,055,330)	(71,521,816)	(219,871,171)
(249,035,859)	315	(24,541,835)	(67,910,737)
270,590,878	165,067,548	178,410,448	230,508,714
—	—	(363,013)	—
901,989	—	277,931	—
1,992,539	—	—	—
(186,531,733)	142,012,533	82,261,715	(57,273,194)

269,496,775	123,592,004	111,244,033	809,670,458
266,998,255	31	(1,985,665)	64,563,775
(541,210)	—	143,954	—
(6,659,869)	—	—	—
529,293,951	123,592,035	109,402,322	874,234,233
342,762,218	265,604,568	191,664,037	816,961,039
$ 629,546,014	$271,724,173	$235,008,378	$ 869,486,788
111

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 27,826,679	$ 46,247,946	$ 61,744,942	$ 92,714,859
Net realized gain (loss)	(620,752)	(29,366,074)	(34,846,262)	(5,299,563)
Net change in unrealized appreciation/depreciation	75,811,438	(43,123,124)	494,437,696	770,941,357
Net increase (decrease) in net assets resulting from operations	103,017,365	(26,241,252)	521,336,376	858,356,653
Net equalization credits and charges	(1,223,191)	8,995,562	636,573	1,467,193
Distributions to shareholders	(31,144,667)	(59,848,485)	(57,558,391)	(94,878,855)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	773,565,371	1,062,740,742	904,950,914	2,030,980,037
Cost of shares redeemed	(746,319,477)	(1,355,504,487)	(60,575,782)	(639,918,879)
Net income equalization	1,223,191	(8,995,562)	(636,573)	(1,467,193)
Net increase (decrease) in net assets from beneficial interest transactions	28,469,085	(301,759,307)	843,738,559	1,389,593,965
Net increase (decrease) in net assets during the period	99,118,592	(378,853,482)	1,308,153,117	2,154,538,956
Net assets at beginning of period	1,342,209,665	1,721,063,147	6,712,402,354	4,557,863,398
NET ASSETS AT END OF PERIOD	$1,441,328,257	$ 1,342,209,665	$8,020,555,471	$6,712,402,354
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,675,000	11,625,000	19,800,000	46,850,000
Shares redeemed	(8,375,000)	(14,900,000)	(1,400,000)	(15,400,000)
Net increase (decrease) from share transactions	300,000	(3,275,000)	18,400,000	31,450,000
See accompanying notes to financial statements.
112

SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 500 Growth ETF		SPDR Portfolio S&P 500 High Dividend ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 171,866,845	$ 255,360,202	$ 120,011,575	$ 173,826,081	$ 159,386,393	$ 312,603,229
106,782,930	651,761,693	(234,581,733)	(955,624,447)	(208,847,505)	339,913,234
1,583,383,353	1,924,623,430	1,551,753,060	3,323,567,475	573,301,052	(750,323,685)
1,862,033,128	2,831,745,325	1,437,182,902	2,541,769,109	523,839,940	(97,807,222)
8,825,852	3,786,305	2,590,421	914,072	2,452,156	2,713,475
(175,866,689)	(259,368,415)	(122,549,701)	(173,909,356)	(172,687,871)	(331,882,313)

5,937,600,180	6,440,027,639	3,183,201,448	7,596,373,579	639,068,613	5,104,018,295
(649,216,723)	(2,997,644,605)	(845,965,161)	(4,080,545,648)	(646,501,428)	(5,931,088,704)
(8,825,852)	(3,786,305)	(2,590,421)	(914,072)	(2,452,156)	(2,713,475)
5,279,557,605	3,438,596,729	2,334,645,866	3,514,913,859	(9,884,971)	(829,783,884)
6,974,549,896	6,014,759,944	3,651,869,488	5,883,687,684	343,719,254	(1,256,759,944)
18,776,812,187	12,762,052,243	17,732,988,109	11,849,300,425	6,511,146,882	7,767,906,826
$25,751,362,083	$18,776,812,187	$21,384,857,597	$17,732,988,109	$6,854,866,136	$ 6,511,146,882

113,400,000	136,550,000	51,800,000	137,050,000	16,950,000	127,050,000
(12,750,000)	(64,200,000)	(13,600,000)	(73,300,000)	(17,500,000)	(146,350,000)
100,650,000	72,350,000	38,200,000	63,750,000	(550,000)	(19,300,000)
113

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 Value ETF		SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 174,386,335	$ 304,356,353	$ 82,852,055	$ 84,645,195
Net realized gain (loss)	1,353,526,579	649,337,396	(115,169,948)	(170,154,142)
Net change in unrealized appreciation/depreciation	118,419,692	1,503,162,843	861,549,947	530,950,733
Net increase (decrease) in net assets resulting from operations	1,646,332,606	2,456,856,592	829,232,054	445,441,786
Net equalization credits and charges	4,643,335	4,301,710	3,736,397	1,623,384
Distributions to shareholders	(175,808,091)	(309,828,409)	(80,983,849)	(80,915,674)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,045,156,326	9,079,649,605	1,785,290,557	2,314,081,742
Proceeds in connection with Reorganization (Note 11)	—	—	—	1,724,236,383
Cost of shares redeemed	(4,472,735,086)	(7,675,833,545)	(276,068,626)	(760,162,360)
Net income equalization	(4,643,335)	(4,301,710)	(3,736,397)	(1,623,384)
Net increase (decrease) in net assets from beneficial interest transactions	2,567,777,905	1,399,514,350	1,505,485,534	3,276,532,381
Net increase (decrease) in net assets during the period	4,042,945,755	3,550,844,243	2,257,470,136	3,642,681,877
Net assets at beginning of period	16,055,170,292	12,504,326,049	7,651,569,287	4,008,887,410
NET ASSETS AT END OF PERIOD	$ 20,098,116,047	$16,055,170,292	$9,909,039,423	$7,651,569,287
SHARES OF BENEFICIAL INTEREST:
Shares sold	156,850,000	228,350,000	45,500,000	61,250,000
Shares issued in tax-free transfer of assets (Note 11)	—	—	—	44,960,263
Shares redeemed	(97,350,000)	(196,450,000)	(7,350,000)	(20,650,046)
Net increase (decrease) from share transactions	59,500,000	31,900,000	38,150,000	85,560,217
See accompanying notes to financial statements.
114

SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR Portfolio S&P Sector Neutral Dividend ETF	SPDR S&P Aerospace & Defense ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	For the Period 9/12/23*- 12/31/23 (Unaudited)	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 55,402,174	$ 95,540,373	$ 29,094	$ 6,912,154	$ 6,827,167
19,019,292	173,551,745	(1,226)	36,721,862	(113,851,785)
479,937,155	759,340,987	217,930	168,572,630	367,021,257
554,358,621	1,028,433,105	245,798	212,206,646	259,996,639
737,980	235,733	(98)	(269,780)	(100,082)
(54,688,708)	(95,739,344)	(28,967)	(6,682,294)	(7,062,064)

502,353,723	1,079,809,103	3,321,945	460,568,254	237,846,999
—	—	—	—	—
(103,603,978)	(589,474,568)	—	(214,326,468)	(182,727,069)
(737,980)	(235,733)	98	269,780	100,082
398,011,765	490,098,802	3,322,043	246,511,566	55,220,012
898,419,658	1,423,028,296	3,538,776	451,766,138	308,054,505
6,540,116,782	5,117,088,486	—	1,537,930,649	1,229,876,144
$7,438,536,440	$ 6,540,116,782	$3,538,776	$1,989,696,787	$1,537,930,649

9,200,000	22,000,000	110,000	3,875,000	2,125,000
—	—	—	—	—
(1,900,000)	(12,100,000)	—	(1,825,000)	(1,700,000)
7,300,000	9,900,000	110,000	2,050,000	425,000

*	Commencement of operations.
115

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF		SPDR S&P Biotech ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,155,631	$ 48,695,174	$ 585,005	$ (7,903,939)
Net realized gain (loss)	(7,808,820)	(367,247,381)	(570,191,841)	(352,842,367)
Net change in unrealized appreciation/depreciation	349,731,765	135,458,759	1,117,266,779	1,094,224,932
Net increase (decrease) in net assets resulting from operations	366,078,576	(183,093,448)	547,659,943	733,478,626
Net equalization credits and charges	685,008	(577,755)	(138,726)	273,717
Distributions to shareholders	(25,294,950)	(49,427,639)	(1,138,261)	(202,133)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,816,987,232	1,898,622,027	7,673,145,466	18,050,690,118
Cost of shares redeemed	(1,479,302,268)	(2,390,525,806)	(7,716,038,025)	(19,182,560,672)
Net income equalization	(685,008)	577,755	138,726	(273,717)
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	336,999,956	(491,326,024)	(42,753,833)	(1,132,144,271)
Net increase (decrease) in net assets during the period	678,468,590	(724,424,866)	503,629,123	(398,594,061)
Net assets at beginning of period	1,351,476,476	2,075,901,342	6,445,876,374	6,844,470,435
NET ASSETS AT END OF PERIOD	$ 2,029,945,066	$ 1,351,476,476	$ 6,949,505,497	$ 6,445,876,374
SHARES OF BENEFICIAL INTEREST:
Shares sold	44,350,000	47,050,000	100,950,000	216,375,000
Shares redeemed	(37,800,000)	(56,800,000)	(100,525,000)	(231,150,000)
Net increase (decrease) from share transactions	6,550,000	(9,750,000)	425,000	(14,775,000)
See accompanying notes to financial statements.
116

SPDR S&P Dividend ETF		SPDR S&P Homebuilders ETF		SPDR S&P Oil & Gas Exploration & Production ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 286,783,796	$ 612,209,022	$ 6,119,605	$ 10,431,669	$ 43,344,341	$ 117,030,355
(186,531,733)	1,068,601,743	142,012,533	(59,921,190)	82,261,715	228,322,359
529,293,951	(336,516,211)	123,592,035	420,349,055	109,402,322	67,875,665
629,546,014	1,344,294,554	271,724,173	370,859,534	235,008,378	413,228,379
(2,502,604)	1,894,838	207,474	305,283	(1,744,791)	(7,872,422)
(304,244,234)	(585,912,064)	(6,515,426)	(10,744,968)	(44,223,293)	(111,292,039)

429,885,458	7,840,965,173	3,294,597,466	5,344,243,911	4,636,685,721	12,425,591,414
(1,989,839,554)	(7,133,626,177)	(3,186,399,640)	(5,261,807,543)	(4,460,229,099)	(13,573,674,661)
2,502,604	(1,894,838)	(207,474)	(305,283)	1,744,791	7,872,422
—	—	—	—	—	(730)
(1,557,451,492)	705,444,158	107,990,352	82,131,085	178,201,413	(1,140,211,555)
(1,234,652,316)	1,465,721,486	373,406,573	442,550,934	367,241,707	(846,147,637)
22,057,452,476	20,591,730,990	1,328,722,197	886,171,263	3,226,152,691	4,072,300,328
$20,822,800,160	$22,057,452,476	$ 1,702,128,770	$ 1,328,722,197	$ 3,593,394,398	$ 3,226,152,691

3,500,000	63,100,000	41,100,000	82,500,000	32,900,000	93,300,000
(16,700,000)	(56,700,000)	(39,850,000)	(82,150,000)	(31,700,000)	(102,350,000)
(13,200,000)	6,400,000	1,250,000	350,000	1,200,000	(9,050,000)
117

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 52,525,749	$ 84,893,008
Net realized gain (loss)	(57,273,194)	(960,241,860)
Net change in unrealized appreciation/depreciation	874,234,233	65,462,531
Net increase (decrease) in net assets resulting from operations	869,486,788	(809,886,321)
Net equalization credits and charges	869,709	10,167,543
Distributions to shareholders	(54,159,662)	(95,585,698)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,700,152,220	13,555,777,173
Cost of shares redeemed	(6,353,503,998)	(12,810,102,553)
Net income equalization	(869,709)	(10,167,543)
Net increase (decrease) in net assets from beneficial interest transactions	345,778,513	735,507,077
Net increase (decrease) in net assets during the period	1,161,975,348	(159,797,399)
Net assets at beginning of period	2,904,657,471	3,064,454,870
NET ASSETS AT END OF PERIOD	$ 4,066,632,819	$ 2,904,657,471
SHARES OF BENEFICIAL INTEREST:
Shares sold	148,100,000	276,600,000
Shares redeemed	(141,650,000)	(258,200,000)
Net increase (decrease) from share transactions	6,450,000	18,400,000
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 90.50	$ 95.05	$ 104.87	$ 78.07	$ 98.82	$ 93.80
Income (loss) from investment operations:
Net investment income (loss) (a)	1.85	2.74	2.18	1.89	2.50	2.74
Net realized and unrealized gain (loss) (b)	5.06	(4.28)	(8.86)	28.25	(19.84)	5.92
Total from investment operations	6.91	(1.54)	(6.68)	30.14	(17.34)	8.66
Net equalization credits and charges (a)	(0.08)	0.53	0.06	0.08	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(2.08)	(3.54)	(3.20)	(3.42)	(3.31)	(3.65)
Net asset value, end of period	$ 95.25	$ 90.50	$ 95.05	$ 104.87	$ 78.07	$ 98.82
Total return (c)	7.69%	(0.81)%	(6.69)%	39.59%	(18.04)%	9.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,441,328	$1,342,210	$1,721,063	$1,838,574	$1,353,163	$2,532,796
Ratios to average net assets:
Total expenses	0.25%(d)	0.26%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	4.18%(d)	3.00%	1.96%	2.12%	2.61%	2.89%
Portfolio turnover rate (e)	2%(f)	5%	10%	6%	17%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 45.90	$ 39.70	$ 47.21	$ 31.26	$ 34.06	$ 34.86
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.72	0.64	0.54	0.54	0.54
Net realized and unrealized gain (loss) (b)	2.77	6.19	(7.50)	15.95	(2.77)	(0.82)
Total from investment operations	3.17	6.91	(6.86)	16.49	(2.23)	(0.28)
Net equalization credits and charges (a)	0.00(c)	0.01	0.01	0.01	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.36)	(0.72)	(0.66)	(0.55)	(0.58)	(0.56)
Net asset value, end of period	$ 48.71	$ 45.90	$ 39.70	$ 47.21	$ 31.26	$ 34.06
Total return (d)	6.97%	17.60%	(14.67)%	53.05%	(6.53)%	(0.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,020,555	$6,712,402	$4,557,863	$4,718,598	$2,341,048	$1,592,467
Ratios to average net assets:
Total expenses	0.03%(e)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	1.76%(e)	1.66%	1.37%	1.34%	1.66%	1.61%
Portfolio turnover rate (f)	12%(g)	17%	13%	14%	30%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 52.14	$ 44.34	$ 50.34	$ 36.30	$ 34.53	$ 31.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.79	0.73	0.66	0.69	0.65
Net realized and unrealized gain (loss) (b)	3.71	7.79	(6.03)	14.02	1.72	2.64
Total from investment operations	4.14	8.58	(5.30)	14.68	2.41	3.29
Net equalization credits and charges (a)	0.02	0.01	0.02	0.03	0.06	0.05
Contribution from affiliate	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.42)	(0.79)	(0.72)	(0.67)	(0.70)	(0.68)
Net asset value, end of period	$ 55.88	$ 52.14	$ 44.34	$ 50.34	$ 36.30	$ 34.53
Total return (d)	8.04%	19.58%	(10.67)%	40.79%	7.26%	10.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,751,362	$18,776,812	$12,762,052	$10,724,280	$5,516,028	$2,527,961
Ratios to average net assets:
Total expenses	0.02%(e)	0.04%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.64%(e)	1.67%	1.42%	1.51%	1.97%	2.00%
Portfolio turnover rate (f)	2%(g)	2%	2%	4%	11%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 61.02	$ 52.23	$ 62.98	$ 44.96	$ 38.74	$ 35.12
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.65	0.47	0.46	0.55	0.53
Net realized and unrealized gain (loss) (b)	4.00	8.78	(10.76)	18.02	6.24	3.60
Total from investment operations	4.39	9.43	(10.29)	18.48	6.79	4.13
Net equalization credits and charges (a)	0.01	0.00(c)	0.01	(0.00)(c)	(0.01)	0.03
Distributions to shareholders from:
Net investment income	(0.38)	(0.64)	(0.47)	(0.46)	(0.56)	(0.54)
Net asset value, end of period	$ 65.04	$ 61.02	$ 52.23	$ 62.98	$ 44.96	$ 38.74
Total return (d)	7.24%	18.21%	(16.45)%	41.27%	17.67%	11.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,384,858	$17,732,988	$11,849,300	$12,378,498	$7,903,192	$5,390,890
Ratios to average net assets:
Total expenses	0.04%(e)	0.05%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	1.25%(e)	1.19%	0.73%	0.85%	1.36%	1.45%
Portfolio turnover rate (f)	31%(g)	33%	14%	11%	23%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
122

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 37.11	$ 39.89	$ 40.09	$ 27.89	$ 38.01	$ 37.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.91	1.66	1.60	1.48	1.58	1.64
Net realized and unrealized gain (loss) (b)	2.13	(2.67)	(0.19)	12.47	(10.08)	0.61
Total from investment operations	3.04	(1.01)	1.41	13.95	(8.50)	2.25
Net equalization credits and charges (a)	0.01	0.01	(0.04)	0.16	0.09	0.19
Distributions to shareholders from:
Net investment income	(0.97)	(1.78)	(1.57)	(1.91)	(1.71)	(1.70)
Net asset value, end of period	$ 39.19	$ 37.11	$ 39.89	$ 40.09	$ 27.89	$ 38.01
Total return (c)	8.38%	(2.46)%	3.37%	51.84%	(22.55)%	6.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,854,866	$6,511,147	$7,767,907	$4,666,565	$1,916,307	$1,704,761
Ratios to average net assets:
Total expenses	0.07%(d)	0.08%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	4.95%(d)	4.23%	3.83%	4.28%	4.64%	4.41%
Portfolio turnover rate (e)	23%(f)	46%	29%	39%	45%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
123

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 43.21	$ 36.81	$ 39.54	$ 29.04	$ 31.28	$ 29.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.84	0.86	0.81	0.84	0.79
Net realized and unrealized gain (loss) (b)	3.39	6.39	(2.76)	10.45	(2.31)	1.68
Total from investment operations	3.83	7.23	(1.90)	11.26	(1.47)	2.47
Net equalization credits and charges (a)	0.01	0.01	0.02	0.07	0.07	0.03
Distributions to shareholders from:
Net investment income	(0.43)	(0.84)	(0.85)	(0.83)	(0.84)	(0.82)
Net asset value, end of period	$ 46.62	$ 43.21	$ 36.81	$ 39.54	$ 29.04	$ 31.28
Total return (c)	8.97%	19.94%	(4.92)%	39.44%	(4.54)%	8.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,098,116	$16,055,170	$12,504,326	$12,120,515	$4,753,481	$2,883,852
Ratios to average net assets:
Total expenses	0.04%(d)	0.05%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.04%(d)	2.12%	2.12%	2.28%	2.67%	2.63%
Portfolio turnover rate (e)	35%(f)	27%	16%	18%	34%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
124

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 38.86	$ 36.00	$ 43.95	$ 26.57	$ 30.65	$ 32.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.66	0.61	0.45	0.44	0.48
Net realized and unrealized gain (loss) (b)	3.25	2.80	(7.95)	17.37	(4.07)	(1.57)
Total from investment operations	3.64	3.46	(7.34)	17.82	(3.63)	(1.09)
Net equalization credits and charges (a)	0.02	0.01	0.01	0.00(c)	0.04	0.01
Distributions to shareholders from:
Net investment income	(0.36)	(0.61)	(0.62)	(0.44)	(0.49)	(0.53)
Net asset value, end of period	$ 42.16	$ 38.86	$ 36.00	$ 43.95	$ 26.57	$ 30.65
Total return (d)	9.43%	9.75%	(16.87)%	67.37%	(11.78)%	(3.24)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,909,039	$7,651,569	$4,008,887	$4,179,916	$2,168,502	$1,367,143
Ratios to average net assets:
Total expenses	0.03%(e)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.00%(e)	1.75%	1.45%	1.25%	1.55%	1.57%
Portfolio turnover rate (f)	15%(g)	22%	16%	13%	80%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
125

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 54.48	$ 46.46	$ 52.97	$ 37.81	$ 36.49	$ 33.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	0.82	0.76	0.68	0.72	0.68
Net realized and unrealized gain (loss) (b)	3.91	8.02	(6.51)	15.15	1.35	2.43
Total from investment operations	4.36	8.84	(5.75)	15.83	2.07	3.11
Net equalization credits and charges (a)	0.01	0.00(c)	0.01	0.01	(0.02)	0.06
Contribution from affiliate	—	—	—	0.00(c)	—	—
Other capital	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.44)	(0.82)	(0.77)	(0.68)	(0.73)	(0.66)
Net asset value, end of period	$ 58.41	$ 54.48	$ 46.46	$ 52.97	$ 37.81	$ 36.49
Total return (d)	8.06%	19.26%	(11.02)%	42.13%	5.76%	9.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,438,536	$6,540,117	$5,117,088	$5,182,681	$3,391,957	$3,497,222
Ratios to average net assets:
Total expenses	0.03%(e)	0.04%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.64%(e)	1.67%	1.41%	1.48%	1.93%	1.96%
Portfolio turnover rate (f)	2%(g)	2%	1%	3%	12%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
126

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Portfolio S&P Sector Neutral Dividend ETF
For the Period 9/12/23*- 12/31/23 (Unaudited)
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29
Net realized and unrealized gain (loss) (b)	2.17
Total from investment operations	2.46
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.29)
Net asset value, end of period	$32.17
Total return (d)	8.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,539
Ratios to average net assets:
Total expenses	0.05%(e)
Net investment income (loss)	3.18%(e)
Portfolio turnover rate (f)	4%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
127

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 121.58	$ 100.60	$ 132.28	$ 87.61	$ 104.01	$ 87.07
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	0.55	0.49	0.77	1.01	0.54
Net realized and unrealized gain (loss) (b)	13.75	21.01	(31.72)	44.88	(16.37)	17.39
Total from investment operations	14.26	21.56	(31.23)	45.65	(15.36)	17.93
Net equalization credits and charges (a)	(0.02)	(0.01)	0.00(c)	(0.02)	0.00(c)	0.03
Voluntary contribution from Custodian	—	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.47)	(0.57)	(0.45)	(0.96)	(1.04)	(1.02)
Net asset value, end of period	$ 135.35	$ 121.58	$ 100.60	$ 132.28	$ 87.61	$ 104.01
Total return (d)	11.75%	21.49%	(23.65)%	52.23%	(14.83)%	20.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,989,697	$1,537,931	$1,229,876	$1,418,716	$1,368,843	$1,549,742
Ratios to average net assets:
Total expenses	0.35%(e)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.84%(e)	0.50%	0.42%	0.71%	1.01%	0.58%
Portfolio turnover rate (f)	19%(g)	26%	38%	26%	28%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
128

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 35.99	$ 43.89	$ 51.31	$ 31.57	$ 43.45	$ 47.19
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	1.21	1.15	1.16	1.09	0.90
Net realized and unrealized gain (loss) (b)	10.02	(7.82)	(7.26)	19.71	(11.95)	(3.62)
Total from investment operations	10.73	(6.61)	(6.11)	20.87	(10.86)	(2.72)
Net equalization credits and charges (a)	0.02	(0.01)	(0.06)	0.01	0.02	(0.03)
Distributions to shareholders from:
Net investment income	(0.71)	(1.28)	(1.25)	(1.14)	(1.04)	(0.99)
Net asset value, end of period	$ 46.03	$ 35.99	$ 43.89	$ 51.31	$ 31.57	$ 43.45
Total return (c)	30.14%	(15.33)%	(12.36)%	67.13%	(25.32)%	(5.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,029,945	$1,351,476	$2,075,901	$3,355,683	$1,307,007	$1,742,407
Ratios to average net assets:
Total expenses	0.35%(d)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	3.60%(d)	2.75%	2.19%	2.60%	2.74%	2.02%
Portfolio turnover rate (e)	16%(f)	34%	37%	41%	30%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
129

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS   (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 83.25	$ 74.24	$ 135.54	$ 112.03	$ 87.82	$ 95.23
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	(0.09)	(0.17)	0.24	0.01	0.04
Net realized and unrealized gain (loss) (b)	6.02	9.10	(61.02)	23.57	24.22	(7.37)
Total from investment operations	6.03	9.01	(61.19)	23.81	24.23	(7.33)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.11)	(0.00)(c)	0.00(c)	0.00(c)
Other capital	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.01)	(0.00)(c)	—	(0.30)	(0.02)	(0.08)
Net asset value, end of period	$ 89.27	$ 83.25	$ 74.24	$ 135.54	$ 112.03	$ 87.82
Total return (d)	7.24%	12.15%	(45.23)%	21.27%	27.59%	(7.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,949,505	$6,445,876	$6,844,470	$7,254,733	$5,402,647	$4,412,868
Ratios to average net assets:
Total expenses	0.35%(e)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.02%(e)	(0.11)%	(0.17)%	0.18%	0.01%	0.05%
Portfolio turnover rate (f)	33%(g)	65%	64%	74%	66%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
130

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 122.61	$ 118.68	$ 122.33	$ 91.25	$ 100.96	$ 92.65
Income (loss) from investment operations:
Net investment income (loss) (a)	1.65	3.35	3.25	3.28	2.84	2.41
Net realized and unrealized gain (loss) (b)	2.43	3.76	(3.57)	31.05	(9.68)	8.30
Total from investment operations	4.08	7.11	(0.32)	34.33	(6.84)	10.71
Net equalization credits and charges (a)	(0.01)	0.01	0.02	(0.01)	(0.04)	0.02
Distributions to shareholders from:
Net investment income	(1.77)	(3.19)	(3.35)	(3.24)	(2.83)	(2.42)
Net asset value, end of period	$ 124.91	$ 122.61	$ 118.68	$ 122.33	$ 91.25	$ 100.96
Total return (c)	3.37%	6.06%	(0.28)%	38.17%	(6.82)%	11.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,822,800	$22,057,452	$20,591,731	$19,670,957	$15,197,866	$18,698,029
Ratios to average net assets:
Total expenses	0.35%(d)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.74%(d)	2.71%	2.61%	3.06%	2.89%	2.49%
Portfolio turnover rate (e)	29%(f)	29%	24%	22%	31%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
131

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 80.29	$ 54.70	$ 73.23	$ 43.92	$ 41.69	$ 39.56
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.70	0.51	0.43	0.43	0.41
Net realized and unrealized gain (loss) (b)	15.34	25.57	(18.48)	29.30	2.20	2.17
Total from investment operations	15.71	26.27	(17.97)	29.73	2.63	2.58
Net equalization credits and charges (a)	0.01	0.02	(0.04)	(0.00)(c)	0.03	(0.03)
Distributions to shareholders from:
Net investment income	(0.38)	(0.70)	(0.52)	(0.42)	(0.43)	(0.42)
Net asset value, end of period	$ 95.63	$ 80.29	$ 54.70	$ 73.23	$ 43.92	$ 41.69
Total return (d)	19.64%	48.39%	(24.73)%	67.87%	6.49%	6.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,702,129	$1,328,722	$886,171	$1,962,481	$799,294	$658,639
Ratios to average net assets:
Total expenses	0.35%(e)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.90%(e)	1.08%	0.70%	0.70%	1.01%	1.09%
Portfolio turnover rate (f)	13%(g)	27%	21%	24%	27%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
132

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 128.79	$ 119.42	$ 96.74	$ 52.22	$ 108.92	$ 172.16
Income (loss) from investment operations:
Net investment income (loss) (b)	1.69	3.83	2.07	1.37	1.46	1.12
Net realized and unrealized gain (loss) (c)	8.29	9.69	22.83	44.56	(56.76)	(63.20)
Total from investment operations	9.98	13.52	24.90	45.93	(55.30)	(62.08)
Net equalization credits and charges (b)	(0.07)	(0.26)	(0.14)	(0.02)	0.02	0.00(d)
Other capital	—	(0.00)(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.81)	(3.89)	(2.08)	(1.39)	(1.42)	(1.16)
Net asset value, end of period	$ 136.89	$ 128.79	$ 119.42	$ 96.74	$ 52.22	$ 108.92
Total return (e)	7.66%	11.22%	25.79%	89.34%	(50.86)%	(36.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,593,394	$3,226,153	$4,072,300	$4,125,993	$2,067,927	$1,884,277
Ratios to average net assets:
Total expenses	0.35%(f)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.37%(f)	2.85%	1.88%	2.07%	2.13%	0.81%
Portfolio turnover rate (g)	16%(h)	29%	42%	71%	41%	37%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
133

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 40.82	$ 58.09	$ 65.50	$ 38.41	$ 53.53	$ 60.96
Income (loss) from investment operations:
Net investment income (loss) (a)	0.79	1.53	1.42	1.44	1.37	1.15
Net realized and unrealized gain (loss) (b)	11.59	(17.44)	(7.33)	26.99	(15.21)	(7.32)
Total from investment operations	12.38	(15.91)	(5.91)	28.43	(13.84)	(6.17)
Net equalization credits and charges (a)	0.01	0.18	(0.07)	0.08	0.11	(0.06)
Distributions to shareholders from:
Net investment income	(0.81)	(1.54)	(1.43)	(1.42)	(1.39)	(1.20)
Net asset value, end of period	$ 52.40	$ 40.82	$ 58.09	$ 65.50	$ 38.41	$ 53.53
Total return (c)	30.60%	(27.47)%	(9.37)%	75.38%	(25.96)%	(10.15)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,066,633	$2,904,657	$3,064,455	$5,092,879	$1,208,104	$2,237,599
Ratios to average net assets:
Total expenses	0.35%(d)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	3.50%(d)	2.84%	2.08%	2.47%	2.79%	2.03%
Portfolio turnover rate (e)	29%(f)	61%	44%	50%	35%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
134

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P Sector Neutral Dividend ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The SPDR Portfolio S& P Sector Neutral Dividend ETF was formed on September 11, 2023 and commenced operations on September 12, 2023.
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF and the SPDR Portfolio S&P Sector Neutral Dividend ETF are each classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued
135

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
136

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR Dow Jones REIT ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
137

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2023, the SPDR Dow Jones REIT ETF,  the SPDR Portfolio S&P 500 ETF, the SPDR Portfolio S&P 500 High Dividend ETF, the SPDR Portfolio S&P 600 Small Cap ETF, the SPDR Portfolio S&P 1500 Composite Stock Market ETF, the SPDR S&P Dividend ETF and the SPDR S&P Oil & Gas Exploration & Production ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap contracts premiums paid and swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as  Payable for Collateral for the Total Return Swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
138

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Total Return Swaps
The SPDR S&P Dividend ETF Fund has entered into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
For the period ended December 31, 2023, the Fund entered into total return swap contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$ 550,298	$—	$ 550,298
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	2,335,839	—	2,335,839
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	1,764,169	—	1,764,169
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	823,288	—	823,288
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	946,198	—	946,198
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	2,227,471	—	2,227,471
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	224,390	—	224,390
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$1,183,486	$—	$1,183,486
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	4,082,645	—	4,082,645
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	1,717,310	—	1,717,310
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	54,008	—	54,008
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	637,093	—	637,093
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	901,989	—	901,989
Swap Contracts	—	—	—	1,992,539	—	1,992,539
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	277,931	—	277,931

139

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$ 328,130	$—	$ 328,130
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	(81,146)	—	(81,146)
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	396,615	—	396,615
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	816,575	—	816,575
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	544,111	—	544,111
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	(541,210)	—	(541,210)
Swap Contracts	—	—	—	(6,659,869)	—	(6,659,869)
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	143,954	—	143,954
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR Portfolio S&P 400 Mid Cap ETF	0.03 (1)
SPDR Portfolio S&P 500 ETF	0.02 (1)
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
SPDR Portfolio S&P 600 Small Cap ETF	0.03 (1)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR Portfolio S&P Sector Neutral Dividend ETF	0.05
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Bank ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
(1)	Effective August 1, 2023 the Management Fee was reduced for the following Funds as follows: SPDR Portfolio S&P 400 Mid Cap ETF from 0.05% to 0.03%, SPDR Portfolio S&P 500 ETF from 0.03% to 0.02% and SPDR Portfolio S&P 600 Small Cap ETF from 0.05% to 0.03%.
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. This waiver and/or reimbursement does not provide for the recoupment
140

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2023, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 20,924,760	$ 25,699,314
SPDR Portfolio S&P 400 Mid Cap ETF	843,517,532	836,597,555
141

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

	Purchases	Sales
SPDR Portfolio S&P 500 ETF	$ 334,599,639	$ 332,592,216
SPDR Portfolio S&P 500 Growth ETF	5,996,242,237	5,995,316,958
SPDR Portfolio S&P 500 High Dividend ETF	1,624,103,656	1,459,161,101
SPDR Portfolio S&P 500 Value ETF	5,921,876,481	5,888,910,061
SPDR Portfolio S&P 600 Small Cap ETF	1,263,586,445	1,230,318,888
SPDR Portfolio S&P 1500 Composite Stock Market ETF	138,551,471	148,721,557
SPDR Portfolio S&P Sector Neutral Dividend ETF	123,731	126,008
SPDR S&P Aerospace & Defense ETF	307,109,545	307,871,768
SPDR S&P Bank ETF	219,715,495	223,166,893
SPDR S&P Biotech ETF	1,994,586,514	1,992,923,143
SPDR S&P Dividend ETF	6,732,480,733	5,930,782,324
SPDR S&P Homebuilders ETF	178,059,924	178,722,400
SPDR S&P Oil & Gas Exploration & Production ETF	563,836,591	564,842,535
SPDR S&P Regional Banking ETF	871,852,642	877,396,367
For the period ended December 31, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 698,521,039	$ 671,173,275	$ 13,784,753
SPDR Portfolio S&P 400 Mid Cap ETF	902,675,080	58,312,647	16,595,025
SPDR Portfolio S&P 500 ETF	5,793,774,184	508,844,150	159,031,323
SPDR Portfolio S&P 500 Growth ETF	3,091,570,439	754,529,820	220,878,580
SPDR Portfolio S&P 500 High Dividend ETF	412,071,847	591,836,220	34,710,181
SPDR Portfolio S&P 500 Value ETF	6,975,314,277	4,449,810,475	1,695,811,178
SPDR Portfolio S&P 600 Small Cap ETF	1,709,231,795	202,290,821	59,135,586
SPDR Portfolio S&P 1500 Composite Stock Market ETF	485,257,316	87,168,948	37,249,126
SPDR Portfolio S&P Sector Neutral Dividend ETF	3,314,543	—	—
SPDR S&P Aerospace & Defense ETF	460,596,066	216,404,423	65,761,699
SPDR S&P Bank ETF	1,489,468,135	1,151,618,108	51,682,487
SPDR S&P Biotech ETF	5,716,443,782	5,763,391,469	544,397,684
SPDR S&P Dividend ETF	202,612,148	1,960,082,202	270,590,878
SPDR S&P Homebuilders ETF	2,524,818,888	2,416,608,810	165,067,548
SPDR S&P Oil & Gas Exploration & Production ETF	3,654,371,754	3,481,159,295	178,047,435
SPDR S&P Regional Banking ETF	4,961,769,055	4,617,117,553	230,508,714
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
142

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2023, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 1,750,086,261	$ 11,373,045	$ 315,736,921	$ (304,363,876)
SPDR Portfolio S&P 400 Mid Cap ETF	7,214,894,097	1,372,614,061	361,935,060	1,010,679,001
SPDR Portfolio S&P 500 ETF	22,684,141,303	3,861,753,281	785,754,715	3,075,998,566
SPDR Portfolio S&P 500 Growth ETF	17,785,567,269	3,657,995,424	55,269,542	3,602,725,882
SPDR Portfolio S&P 500 High Dividend ETF	7,301,688,559	254,836,075	693,304,384	(438,468,309)
SPDR Portfolio S&P 500 Value ETF	19,406,478,002	1,216,373,330	505,305,678	711,067,652
SPDR Portfolio S&P 600 Small Cap ETF	9,485,543,172	1,742,937,757	698,573,113	1,044,364,644
SPDR Portfolio S&P 1500 Composite Stock Market ETF	5,751,352,028	2,006,478,483	290,212,822	1,716,265,661
SPDR Portfolio S&P Sector Neutral Dividend ETF	3,316,814	270,477	52,547	217,930
SPDR S&P Aerospace & Defense ETF	1,791,884,724	352,133,521	90,133,067	262,000,454
SPDR S&P Bank ETF	2,156,139,985	50,760,220	134,898,830	(84,138,610)
SPDR S&P Biotech ETF	7,936,462,795	707,581,389	1,076,768,689	(369,187,300)
SPDR S&P Dividend ETF	20,243,923,332	1,841,854,855	1,183,235,673	658,619,182
SPDR S&P Homebuilders ETF	1,687,722,407	138,032,034	27,120,673	110,911,361
SPDR S&P Oil & Gas Exploration & Production ETF	4,223,995,819	33,534,369	486,519,333	(452,984,964)
SPDR S&P Regional Banking ETF	3,948,264,540	203,095,423	70,378,340	132,717,083
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
143

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 13,725,807	$ 12,389,142	$ 2,098,041	$ 14,487,183
SPDR Portfolio S&P 400 Mid Cap ETF	383,604,377	212,943,831	185,952,628	398,896,459
SPDR Portfolio S&P 500 ETF	40,978,422	34,664,930	7,743,788	42,408,718
SPDR Portfolio S&P 500 Growth ETF	26,463,688	23,074,651	4,293,000	27,367,651
SPDR Portfolio S&P 500 High Dividend ETF	16,885,055	17,601,039	—	17,601,039
SPDR Portfolio S&P 500 Value ETF	49,398,691	46,965,773	4,345,335	51,311,108
SPDR Portfolio S&P 600 Small Cap ETF	648,076,624	619,136,181	57,266,487	676,402,668
SPDR Portfolio S&P 1500 Composite Stock Market ETF	60,786,333	35,762,628	27,432,812	63,195,440
SPDR S&P Aerospace & Defense ETF	177,552,712	63,852,633	124,476,436	188,329,069
SPDR S&P Bank ETF	63,956,115	46,244,960	21,014,941	67,259,901
SPDR S&P Biotech ETF	928,129,193	557,754,988	428,225,953	985,980,941
SPDR S&P Dividend ETF	186,919,161	113,267,196	81,741,259	195,008,455
SPDR S&P Homebuilders ETF	105,240,637	96,960,427	11,847,141	108,807,568
SPDR S&P Oil & Gas Exploration & Production ETF	350,240,666	180,117,635	185,596,448	365,714,083
SPDR S&P Regional Banking ETF	51,608,057	23,202,572	30,890,126	54,092,698
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 12,389,142	$—	$—	$—	$ 12,389,142	$ 12,389,142
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	212,943,831	—	—	—	212,943,831	212,943,831
SPDR Portfolio S&P 500 ETF	Common Stocks	34,664,930	—	—	—	34,664,930	34,664,930
SPDR Portfolio S&P 500 Growth ETF	Common Stocks	23,074,651	—	—	—	23,074,651	23,074,651
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	17,601,039	—	—	—	17,601,039	17,601,039
SPDR Portfolio S&P 500 Value ETF	Common Stocks	46,965,773	—	—	—	46,965,773	46,965,773
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	619,136,181	—	—	—	619,136,181	619,136,181
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	35,762,628	—	—	—	35,762,628	35,762,628
SPDR S&P Aerospace & Defense ETF	Common Stocks	63,852,633	—	—	—	63,852,633	63,852,633
SPDR S&P Bank ETF	Common Stocks	46,244,960	—	—	—	46,244,960	46,244,960
SPDR S&P Biotech ETF	Common Stocks	557,754,988	—	—	—	557,754,988	557,754,988
SPDR S&P Dividend ETF	Common Stocks	113,267,196	—	—	—	113,267,196	113,267,196
SPDR S&P Homebuilders ETF	Common Stocks	96,960,427	—	—	—	96,960,427	96,960,427
144

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	$180,117,635	$—	$—	$—	$180,117,635	$180,117,635
SPDR S&P Regional Banking ETF	Common Stocks	23,202,572	—	—	—	23,202,572	23,202,572
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Reorganization
On June 9, 2023, SPDR Portfolio S&P 600 Small Cap ETF (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SPDR S&P 600 Small Cap ETF (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value;
145

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of the Fund Issued	Net Assets Recieved from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
SPDR Portfolio S&P 600 Small Cap ETF	44,960,263	$1,724,236,383	$5,689,256,430	$7,413,492,813
Assuming the acquisition had been completed on July 1, 2022, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:
Net Investment income (loss)	$ 112,087,193
Total net realized and change in unrealized gain (loss)	$461,929,420
Net increase (decrease) in net assets resulting from operations	$574,016,613
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
146

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Dow Jones REIT ETF	0.25%	$1,076.90	$ 1.31	$1,023.90	$ 1.27
SPDR Portfolio S&P 400 Mid Cap ETF	0.03	1,069.70	0.16	1,025.00	0.15
SPDR Portfolio S&P 500 ETF	0.02	1,080.40	0.10	1,025.00	0.10
SPDR Portfolio S&P 500 Growth ETF	0.04	1,072.40	0.21	1,024.90	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	1,083.80	0.37	1,024.80	0.36
SPDR Portfolio S&P 500 Value ETF	0.04	1,089.70	0.21	1,024.90	0.20
SPDR Portfolio S&P 600 Small Cap ETF	0.03	1,094.30	0.16	1,025.00	0.15
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03	1,080.60	0.16	1,025.00	0.15
SPDR Portfolio S&P Sector Neutral Dividend ETF	0.05(b)	1,080.10	0.16(c)	1,015.00	0.15(c)
SPDR S&P Aerospace & Defense ETF	0.35	1,117.50	1.86	1,023.40	1.78
SPDR S&P Bank ETF	0.35	1,301.40	2.02	1,023.40	1.78
SPDR S&P Biotech ETF	0.35	1,072.40	1.82	1,023.40	1.78
SPDR S&P Dividend ETF	0.35	1,033.70	1.79	1,023.40	1.78
SPDR S&P Homebuilders ETF	0.35	1,196.40	1.93	1,023.40	1.78
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,076.60	1.83	1,023.40	1.78
SPDR S&P Regional Banking ETF	0.35	1,306.00	2.03	1,023.40	1.78

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
(b)	For the period September 12, 2023 (commencement of operations) through December 31, 2023.
(c)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 111, then divided by 366.
147

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
148

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRSTEQ2SAR

Semi-Annual Report
December 31, 2023
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg 1-10 Year TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Inflation-Indexed Notes 0.63% 1/15/2026	4.0%
U.S. Treasury Inflation-Indexed Notes 0.13% 1/15/2030	3.7
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/2025	3.6
U.S. Treasury Inflation-Indexed Notes 0.38% 7/15/2025	3.5
U.S. Treasury Inflation-Indexed Notes 0.63% 7/15/2032	3.5
TOTAL	18.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	97.2%
U.S. Government Agency Obligations	2.4
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg 1-3 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Bills 5.33% 1/2/2024	9.0%
U.S. Treasury Bills 5.26% 1/4/2024	8.5
U.S. Treasury Bills 5.27% 1/11/2024	8.4
U.S. Treasury Bills 5.29% 2/22/2024	7.1
U.S. Treasury Bills 5.27% 1/25/2024	7.0
TOTAL	40.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg 3-12 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Bills 5.27% 5/16/2024	6.8%
U.S. Treasury Bills 5.34% 4/18/2024	6.6
U.S. Treasury Bills 5.26% 3/21/2024	6.3
U.S. Treasury Bills 5.33% 4/25/2024	4.4
U.S. Treasury Bills 5.32% 5/2/2024	4.4
TOTAL	28.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	99.5%
Short-Term Investments	10.4
Liabilities in Excess of Other Assets	(9.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Bloomberg Emerging Markets USD Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Corp. Nacional del Cobre de Chile 3.70% 1/30/2050	0.9%
Oman Government International Bonds 6.00% 8/1/2029	0.8
Bahrain Government International Bonds 7.00% 1/26/2026	0.8
Uruguay Government International Bonds 5.10% 6/18/2050	0.7
Colombia Government International Bonds 6.13% 1/18/2041	0.7
TOTAL	3.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Foreign Government Obligations	76.5%
Corporate Bonds & Notes	21.8
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
Sector Breakdown as of December 31, 2023

% of Total Investments
Government	75.8%
Energy	10.9
Financial	4.1
Basic Materials	2.8
Utilities	1.7
Industrial	1.5
Consumer, Non-cyclical	1.0
Communications	0.3
Short-Term Investments	1.9
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
4

SPDR Bloomberg Investment Grade Floating Rate ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
International Bank for Reconstruction & Development 5.83% 8/19/2027	1.8%
International Bank for Reconstruction & Development 5.73% 1/12/2027	1.7
European Bank for Reconstruction & Development 5.56% 4/14/2026	1.5
International Bank for Reconstruction & Development 5.74% 9/23/2026	1.4
Inter-American Development Bank 5.59% 2/10/2026	1.2
TOTAL	7.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	71.0%
Foreign Government Obligations	27.7
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financial	61.5%
Government	23.4
Consumer, Cyclical	6.0
Industrial	2.6
Communications	2.3
Utilities	1.2
Consumer, Non-cyclical	0.9
Energy	0.5
Technology	0.3
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR 5.00% 7/1/2058	1.9%
Buckeye Tobacco Settlement Financing Authority Revenue, OH 5.00% 6/1/2055	1.7
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR 4.78% 7/1/2058	1.2
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR 4.75% 7/1/2053	0.9
New York Liberty Development Corp. Revenue, NY 5.00% 11/15/2044	0.7
TOTAL	6.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Municipal Bonds & Notes	97.3%
Short-Term Investment	1.8
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
Top Ten States as of December 31, 2023

% of Total Investments
Puerto Rico	11.5%
California	11.5
New York	9.3
Illinois	7.6
Florida	6.0
Ohio	5.3
Texas	4.9
Pennsylvania	3.7
Wisconsin	3.4
Colorado	3.2
TOTAL	66.4%
(The Fund's asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
6

SPDR Nuveen Bloomberg Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
University of California Revenue, CA 5.00% 5/15/2029	0.9%
City of New York, General Obligation, NY 5.25% 4/1/2044	0.6
District of Columbia Income Tax Revenue, DC 5.00% 7/1/2047	0.5
Massachusetts Development Finance Agency Revenue, MA 5.00% 11/15/2032	0.5
University of California Revenue, CA 5.00% 5/15/2043	0.5
TOTAL	3.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Municipal Bonds & Notes	99.4%
Short-Term Investment	0.8
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
Top Ten States as of December 31, 2023

% of Total Investments
New York	20.5%
California	18.7
Texas	11.9
Washington	4.3
Massachusetts	3.5
Connecticut	3.3
Maryland	2.9
Florida	2.8
District of Columbia	2.2
Ohio	2.2
TOTAL	72.3%
(The Fund's asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
7

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
State of California, General Obligation, CA 5.00% 10/1/2026	1.0%
Orange County Transportation Authority Revenue, CA 5.00% 10/15/2024	1.0
New York City Municipal Water Finance Authority Revenue, NY 5.00% 6/15/2026	1.0
State of California, General Obligation, CA 4.00% 10/1/2024	0.9
Chino Basin Regional Financing Authority Revenue, CA 4.00% 11/1/2025	0.9
TOTAL	4.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Municipal Bonds & Notes	99.4%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
Top Ten States as of December 31, 2023

% of Total Investments
California	20.9%
New York	16.9
Texas	10.2
Connecticut	5.3
Washington	4.3
Maryland	3.8
Massachusetts	3.4
Georgia	2.5
Florida	2.5
Virginia	2.4
TOTAL	72.2%
(The Fund's asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
8

SPDR Bloomberg Convertible Securities ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Palo Alto Networks, Inc. 0.38% 6/1/2025	2.6%
Wells Fargo & Co. 7.50% 12/31/2049	2.1
Bank of America Corp. 7.25% 12/31/2049	1.7
Royal Caribbean Cruises Ltd. 6.00% 8/15/2025	1.4
Ford Motor Co. Zero Coupon, 3/15/2026	1.0
TOTAL	8.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	48.8%
Convertible Bonds	42.8
Preferred Stocks	5.6
Convertible Preferred Stocks	1.4
Convertible Foreign Bonds	0.8
Common Stocks	0.1
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Technology	22.7%
Communications	22.0
Consumer, Non-cyclical	16.0
Consumer, Cyclical	13.6
Financial	8.8
Utilities	7.8
Industrial	4.3
Energy	3.4
Basic Materials	0.9
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR Bloomberg High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Medline Borrower LP 3.88% 4/1/2029	0.5%
TransDigm, Inc. 6.25% 3/15/2026	0.4
DISH Network Corp. 11.75% 11/15/2027	0.4
Cloud Software Group, Inc. 9.00% 9/30/2029	0.4
Cloud Software Group, Inc. 6.50% 3/31/2029	0.4
TOTAL	2.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	97.7%
Common Stocks	0.1
Short-Term Investments	6.5
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Consumer, Cyclical	20.2%
Consumer, Non-cyclical	16.5
Communications	16.2
Industrial	11.6
Energy	11.5
Financial	10.6
Technology	4.6
Basic Materials	4.1
Utilities	2.4
Diversified	0.1
Short-Term Investments	6.5
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Bloomberg Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.7%
Caesars Entertainment, Inc. 6.25% 7/1/2025	0.6
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 5/1/2027	0.5
Carnival Corp. 5.75% 3/1/2027	0.5
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/2027	0.5
TOTAL	2.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	96.5%
Common Stocks	0.0 *
Warrants	0.0 *
Short-Term Investments	7.5
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Consumer, Cyclical	23.9%
Communications	16.3
Consumer, Non-cyclical	13.5
Industrial	11.8
Financial	11.5
Energy	9.6
Basic Materials	3.7
Utilities	3.1
Technology	2.9
Diversified	0.2
Short-Term Investments	7.5
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.9%
Morgan Stanley 3.13% 7/27/2026	0.8
CVS Health Corp. 5.05% 3/25/2048	0.7
T-Mobile USA, Inc. 3.88% 4/15/2030	0.7
Bank of America Corp. 4.57% 4/27/2033	0.7
TOTAL	3.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
U.S. Treasury Inflation-Indexed Notes 2.38%, 10/15/2028 (Cost $32,351,991)	$ 31,961,667	$ 32,926,175
U.S. TREASURY OBLIGATIONS — 97.2%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	21,744,686	21,633,947
2.00%, 1/15/2026	32,979,303	32,735,959
2.38%, 1/15/2025	45,931,956	45,597,658
2.38%, 1/15/2027	22,613,937	22,828,314
2.50%, 1/15/2029	23,701,790	24,533,155
3.38%, 4/15/2032	11,892,721	13,330,620
3.63%, 4/15/2028	31,841,720	34,148,433
3.88%, 4/15/2029	34,105,432	37,649,814
U.S. Treasury Inflation-Indexed Notes:
0.13%, 10/15/2024	586,292	573,708
0.13%, 4/15/2025	36,577,243	35,290,401
0.13%, 10/15/2025	37,852,948	36,411,626
0.13%, 4/15/2026	45,716,831	43,530,616
0.13%, 7/15/2026	42,093,856	40,127,042
0.13%, 10/15/2026	40,538,821	38,513,108
0.13%, 4/15/2027	39,001,172	36,667,351
0.13%, 1/15/2030	54,237,997	49,214,228
0.13%, 7/15/2030	44,184,995	39,954,720
0.13%, 1/15/2031	48,494,948	43,326,739
0.13%, 7/15/2031	50,982,465	45,378,017
0.13%, 1/15/2032	47,830,204	42,063,175
0.25%, 1/15/2025	49,932,912	48,488,553
0.25%, 7/15/2029	48,676,086	45,047,098
0.38%, 7/15/2025	48,597,970	47,106,919
0.38%, 1/15/2027	43,478,645	41,354,030
0.38%, 7/15/2027	44,451,357	42,261,366
0.50%, 4/15/2024	50,087	49,478
0.50%, 1/15/2028	42,769,547	40,499,861
0.63%, 1/15/2026	54,420,284	52,542,091
Security Description	Principal Amount	Value
0.63%, 7/15/2032	$ 50,931,477	$ 46,599,743
0.75%, 7/15/2028	43,992,077	42,143,135
0.88%, 1/15/2029	38,016,838	36,421,598
1.13%, 1/15/2033	48,398,158	45,857,076
1.25%, 4/15/2028	46,190,183	45,023,504
1.38%, 7/15/2033 (a)	44,097,088	42,807,533
1.63%, 10/15/2027	34,453,666	34,203,942
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,384,188,126)		1,293,914,558
	Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (b) (c)	449,799	449,799
State Street Navigator Securities Lending Portfolio II (d) (e)	27,506,000	27,506,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,955,799)		27,955,799
TOTAL INVESTMENTS — 101.7% (Cost $1,444,495,916)		1,354,796,532
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(23,244,647)
NET ASSETS — 100.0%		$ 1,331,551,885
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$ 32,926,175	$—	$ 32,926,175
U.S. Treasury Obligations	—	1,293,914,558	—	1,293,914,558
Short-Term Investments	27,955,799	—	—	27,955,799
TOTAL INVESTMENTS	$27,955,799	$1,326,840,733	$—	$1,354,796,532
See accompanying notes to financial statements.
13

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	593,843	$ 593,843	$ 90,891,799	$ 91,035,843	$—	$—	449,799	$ 449,799	$54,927
State Street Navigator Securities Lending Portfolio II	27,417,796	27,417,796	371,637,875	371,549,671	—	—	27,506,000	27,506,000	22,628
Total		$ 28,011,639	$462,529,674	$462,585,514	$—	$—		$27,955,799	$77,555

See accompanying notes to financial statements.
14

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6% (a)
U.S. Treasury Bills:
5.26%, 1/4/2024 (b)	$ 2,847,617,000	$ 2,846,789,482
5.27%, 1/11/2024	2,806,634,000	2,802,966,543
5.27%, 1/25/2024 (b)	2,331,555,000	2,323,700,691
5.27%, 2/1/2024 (b)	1,857,166,000	1,849,004,907
5.27%, 2/8/2024 (b) (c)	1,884,995,000	1,874,786,338
5.27%, 2/20/2024 (b) (c)	782,047,000	776,438,573
5.28%, 2/6/2024 (c)	754,048,000	750,177,585
5.29%, 2/15/2024 (b) (c)	1,912,759,000	1,900,506,497
5.29%, 2/22/2024	2,387,411,000	2,369,663,512
5.29%, 2/27/2024 (b) (c)	781,940,000	775,514,776
5.33%, 1/2/2024 (b)	3,001,886,000	3,001,886,000
5.33%, 1/9/2024	1,885,035,000	1,883,112,830
5.33%, 1/16/2024	1,884,907,000	1,881,053,157
5.33%, 1/23/2024 (b)	1,815,165,000	1,809,586,653
5.34%, 1/30/2024 (b)	1,842,914,000	1,835,327,128
5.35%, 1/18/2024 (b)	1,857,131,000	1,852,771,794
5.35%, 2/29/2024 (c)	1,912,664,000	1,896,442,142
5.36%, 2/13/2024 (c)	781,952,000	777,136,544
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,202,633,566)		33,206,865,152
Shares
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (d) (e)	172,216,812	172,216,812
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,634,224,251	$ 1,634,224,251
TOTAL SHORT-TERM INVESTMENTS (Cost $1,806,441,063)		1,806,441,063
TOTAL INVESTMENTS — 105.0% (Cost $35,009,074,629)		35,013,306,215
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(1,659,089,462)
NET ASSETS — 100.0%		$33,354,216,753
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$33,206,865,152	$—	$33,206,865,152
Short-Term Investments	1,806,441,063	—	—	1,806,441,063
TOTAL INVESTMENTS	$1,806,441,063	$33,206,865,152	$—	$35,013,306,215
See accompanying notes to financial statements.
15

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	320,751,315	$ 320,751,315	$ 2,865,539,144	$ 3,014,073,647	$—	$—	172,216,812	$ 172,216,812	$ 9,888,083
State Street Navigator Securities Lending Portfolio II	863,662,500	863,662,500	8,477,540,620	7,706,978,869	—	—	1,634,224,251	1,634,224,251	1,662,391
Total		$1,184,413,815	$11,343,079,764	$10,721,052,516	$—	$—		$1,806,441,063	$11,550,474
See accompanying notes to financial statements.
16

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5% (a)
U.S. Treasury Bills:
0.01%, 3/5/2024	$ 108,893,000	$ 107,904,823
4.84%, 11/29/2024	85,546,000	81,959,749
5.08%, 8/8/2024	77,755,000	75,519,739
5.12%, 9/5/2024	81,645,000	78,993,130
5.12%, 10/31/2024	85,545,000	82,234,242
5.13%, 7/11/2024 (b)	73,872,000	72,030,163
5.16%, 6/13/2024 (b)	73,875,000	72,190,320
5.18%, 10/3/2024	85,527,000	82,465,587
5.20%, 5/23/2024	132,209,000	129,551,713
5.24%, 4/2/2024 (b)	108,893,000	107,463,739
5.24%, 5/30/2024	132,209,000	129,447,912
5.25%, 5/9/2024	132,210,000	129,799,013
5.26%, 3/14/2024	120,536,000	119,286,885
5.26%, 3/19/2024	108,890,000	107,684,876
5.26%, 3/21/2024	186,895,000	184,767,617
5.26%, 3/26/2024	108,892,000	107,571,429
5.27%, 5/16/2024 (b)	202,176,000	198,307,291
5.29%, 3/12/2024	108,890,000	107,788,602
5.30%, 3/7/2024	120,528,000	119,398,815
5.31%, 3/28/2024	120,534,000	119,039,136
5.32%, 4/11/2024 (b)	128,320,000	126,478,127
5.32%, 5/2/2024	132,209,000	129,918,071
5.33%, 4/25/2024	132,198,000	130,031,321
5.34%, 4/4/2024 (b)	124,429,000	122,761,427
5.34%, 4/18/2024	198,284,000	195,234,999
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,915,611,171)		2,917,828,726

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c) (d)	15,606,001	15,606,001
State Street Navigator Securities Lending Portfolio II (e) (f)	290,154,031	$ 290,154,031
TOTAL SHORT-TERM INVESTMENTS (Cost $305,760,032)		305,760,032
TOTAL INVESTMENTS — 109.9% (Cost $3,221,371,203)		3,223,588,758
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(290,171,477)
NET ASSETS — 100.0%		$ 2,933,417,281
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,917,828,726	$—	$2,917,828,726
Short-Term Investments	305,760,032	—	—	305,760,032
TOTAL INVESTMENTS	$305,760,032	$2,917,828,726	$—	$3,223,588,758
See accompanying notes to financial statements.
17

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,801,612	$8,801,612	$ 317,931,155	$ 311,126,766	$—	$—	15,606,001	$ 15,606,001	$701,930
State Street Navigator Securities Lending Portfolio II	—	—	1,401,475,230	1,111,321,199	—	—	290,154,031	290,154,031	242,029
Total		$8,801,612	$1,719,406,385	$1,422,447,965	$—	$—		$305,760,032	$943,959
See accompanying notes to financial statements.
18

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 21.8%
AZERBAIJAN — 0.3%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$ 650,000	$ 659,750
BAHRAIN — 0.2%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	422,016
BRAZIL — 1.7%
Banco do Brasil SA:
4.88%, 1/11/2029	600,000	587,232
6.25%, 4/18/2030	200,000	208,182
Petrobras Global Finance BV:
5.50%, 6/10/2051 (a)	500,000	420,435
5.60%, 1/3/2031 (a)	300,000	298,989
6.00%, 1/27/2028	250,000	254,417
6.75%, 1/27/2041	1,319,000	1,316,111
6.85%, 6/5/2115	486,000	457,375
6.90%, 3/19/2049 (a)	200,000	198,150
		3,740,891
CHILE — 2.1%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	650,000	579,865
3.63%, 8/1/2027	200,000	189,582
3.70%, 1/30/2050	2,850,000	2,054,451
5.13%, 2/2/2033	400,000	386,752
Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050	200,000	121,516
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	494,664
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (b)	200,000	168,200
5.25%, 11/6/2029	400,000	386,716
Interchile SA 4.50%, 6/30/2056 (b)	250,000	205,688
		4,587,434
CHINA — 4.3%
Bank of China Ltd. Series EMTN, 1.25%, 6/24/2025	200,000	189,234
BOC Aviation USA Corp. 4.88%, 5/3/2033	200,000	195,866
China Cinda Finance 2017 I Ltd. Series EMTN, 4.75%, 2/8/2028	700,000	684,197
China Construction Bank Corp.:
5 yr. CMT + 1.40%, 2.85%, 1/21/2032 (c)	500,000	472,035
5 yr. CMT + 1.88%, 4.25%, 2/27/2029 (c)	1,010,000	1,007,859
China Resources Land Ltd. Series EMTN, 5 yr. CMT - 5.14%, 3.75%, 12/9/2024 (c)	500,000	486,610
Security Description	Principal Amount	Value
Chinalco Capital Holdings Ltd. 2.13%, 6/3/2026	$ 250,000	$ 232,894
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028	700,000	698,201
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	200,000	196,214
4.38%, 5/2/2028	900,000	896,274
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	200,000	211,138
Huarong Finance II Co. Ltd. Series EMTN, 5.50%, 1/16/2025	200,000	197,246
Industrial & Commercial Bank of China Ltd.:
4.88%, 9/21/2025	200,000	198,192
5 yr. CMT + 2.37%, 3.20%, 9/24/2026 (c)	850,000	798,837
Sinopec Group Overseas Development 2018 Ltd.:
1.45%, 1/8/2026	300,000	280,929
2.15%, 5/13/2025	200,000	192,528
2.30%, 1/8/2031	1,163,000	1,018,241
State Grid Overseas Investment 2013 Ltd. 4.38%, 5/22/2043 (b)	200,000	186,186
State Grid Overseas Investment BVI Ltd.:
Series EMTN, 1.63%, 8/5/2030	700,000	589,638
3.50%, 5/4/2027	500,000	485,425
		9,217,744
COLOMBIA — 0.6%
Ecopetrol SA:
5.38%, 6/26/2026	200,000	196,188
5.88%, 5/28/2045	429,000	336,902
6.88%, 4/29/2030	400,000	395,348
8.88%, 1/13/2033	350,000	380,321
		1,308,759
INDIA — 0.8%
Greenko Dutch BV 3.85%, 3/29/2026	323,750	301,434
Indian Oil Corp. Ltd. 4.75%, 1/16/2024	550,000	549,780
Indian Railway Finance Corp. Ltd. 2.80%, 2/10/2031	500,000	430,675
REC Ltd. 5.63%, 4/11/2028	300,000	304,680
State Bank of India Series EMTN, 4.88%, 5/5/2028	200,000	199,648
		1,786,217
INDONESIA — 1.0%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	754,000	744,952

See accompanying notes to financial statements.
19

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 5/15/2050	$ 222,000	$ 214,559
Pertamina Persero PT:
4.18%, 1/21/2050	250,000	207,442
5.63%, 5/20/2043 (a)	200,000	202,884
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027 (a)	500,000	488,775
5.45%, 5/21/2028	200,000	203,696
		2,062,308
ISRAEL — 0.2%
Israel Electric Corp. Ltd.:
Series GMTN, 3.75%, 2/22/2032 (b)	200,000	169,080
Series GMTN, 4.25%, 8/14/2028 (b)	200,000	186,696
		355,776
KAZAKHSTAN — 0.8%
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	508,000	493,522
5.38%, 4/24/2030	1,050,000	1,040,029
6.38%, 10/24/2048	200,000	187,760
		1,721,311
MALAYSIA — 2.2%
Khazanah Capital Ltd. Series EMTN, 4.88%, 6/1/2033	200,000	200,640
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	800,000	770,072
Petronas Capital Ltd.:
2.48%, 1/28/2032 (a)	500,000	427,260
3.40%, 4/28/2061	464,000	332,660
3.50%, 4/21/2030	1,100,000	1,031,437
4.50%, 3/18/2045	700,000	641,984
4.55%, 4/21/2050 (a)	950,000	870,571
Petronas Energy Canada Ltd. 2.11%, 3/23/2028	200,000	181,544
TNB Global Ventures Capital Bhd. Series EMTN, 3.24%, 10/19/2026	250,000	237,970
		4,694,138
MEXICO — 1.9%
Comision Federal de Electricidad 3.35%, 2/9/2031	200,000	166,150
Mexico City Airport Trust 5.50%, 7/31/2047	200,000	171,888
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	346,696
5.95%, 1/28/2031	300,000	239,484
6.49%, 1/23/2027	400,000	373,676
6.50%, 3/13/2027	1,400,000	1,304,254
6.70%, 2/16/2032	861,000	714,062
6.75%, 9/21/2047	400,000	263,120
6.88%, 8/4/2026	300,000	291,198
Security Description	Principal Amount	Value
6.95%, 1/28/2060	$ 400,000	$ 263,652
		4,134,180
MOROCCO — 0.3%
OCP SA:
3.75%, 6/23/2031	400,000	343,600
5.13%, 6/23/2051	400,000	302,543
		646,143
OMAN — 0.3%
OQ SAOC 5.13%, 5/6/2028	500,000	493,737
Oryx Funding Ltd. 5.80%, 2/3/2031	200,000	200,313
		694,050
PANAMA — 0.4%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	418,000	314,206
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	511,465
		825,671
PERU — 0.9%
Consorcio Transmantaro SA 5.20%, 4/11/2038 (b)	250,000	235,882
Petroleos del Peru SA:
4.75%, 6/19/2032 (a)	609,000	435,374
5.63%, 6/19/2047	1,990,000	1,235,074
		1,906,330
QATAR — 0.3%
Ooredoo International Finance Ltd.:
2.63%, 4/8/2031	600,000	522,062
3.75%, 6/22/2026	200,000	195,029
		717,091
SAUDI ARABIA — 0.7%
Gaci First Investment Co. 5.00%, 10/13/2027	200,000	201,713
SA Global Sukuk Ltd. 1.60%, 6/17/2026	200,000	185,443
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	400,000	343,492
3.25%, 11/24/2050	300,000	212,687
4.25%, 4/16/2039	250,000	223,388
4.38%, 4/16/2049	400,000	344,056
		1,510,779
SOUTH AFRICA — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028	400,000	388,557
Transnet SOC Ltd. 8.25%, 2/6/2028	400,000	402,520
		791,077
SOUTH KOREA — 0.1%
NongHyup Bank 4.88%, 7/3/2028	200,000	201,174

See accompanying notes to financial statements.
20

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
THAILAND — 0.1%
PTTEP Treasury Center Co. Ltd. 2.59%, 6/10/2027	$ 300,000	$ 278,805
TRINIDAD AND TOBAGO — 0.2%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029	400,000	423,624
UNITED ARAB EMIRATES — 2.0%
Abu Dhabi Ports Co. PJSC Series EMTN, 2.50%, 5/6/2031	400,000	340,024
DAE Funding LLC 3.38%, 3/20/2028	475,000	436,778
DP World Crescent Ltd. 5.50%, 9/13/2033	200,000	204,480
DP World Ltd.:
5.63%, 9/25/2048 (a)	1,000,000	956,938
6.85%, 7/2/2037 (b)	200,000	220,354
DP World Salaam 5 yr. CMT + 5.75%, 6.00%, 10/1/2025 (c)	400,000	398,391
Emirates NBD Bank PJSC:
Series EMTN, 5.63%, 10/21/2027	700,000	710,514
Series EMTN, 5.88%, 10/11/2028	425,000	439,025
6 yr. CMT + 3.66%, 6.13%, 3/20/2025 (c)	200,000	198,536
Masdar Abu Dhabi Future Energy Co. Series EMTN, 4.88%, 7/25/2033 (a)	500,000	495,620
		4,400,660
TOTAL CORPORATE BONDS & NOTES (Cost $50,479,712)		47,085,928
FOREIGN GOVERNMENT OBLIGATIONS — 76.5%
ANGOLA — 1.0%
Angola Government International Bonds:
8.25%, 5/9/2028	404,000	371,631
8.75%, 4/14/2032	1,400,000	1,229,178
9.13%, 11/26/2049	500,000	407,500
9.38%, 5/8/2048	250,000	207,620
		2,215,929
ARGENTINA — 0.0% (d)
Argentina Republic Government International Bonds 1.00%, 7/9/2029	250,000	99,568
ARMENIA — 0.1%
Republic of Armenia International Bonds 3.60%, 2/2/2031	300,000	244,608
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bonds:
3.50%, 9/1/2032	300,000	260,046
Security Description	Principal Amount	Value
4.75%, 3/18/2024	$ 100,000	$ 99,450
		359,496
BAHAMAS — 0.2%
Bahamas Government International Bonds 6.00%, 11/21/2028	500,000	440,416
BAHRAIN — 2.8%
Bahrain Government International Bonds:
4.25%, 1/25/2028	550,000	518,265
5.25%, 1/25/2033	1,500,000	1,333,650
5.45%, 9/16/2032	808,000	741,679
6.00%, 9/19/2044	400,000	328,000
7.00%, 1/26/2026	1,594,000	1,624,162
7.00%, 10/12/2028	900,000	937,185
7.50%, 9/20/2047	500,000	470,146
		5,953,087
BERMUDA — 0.3%
Bermuda Government International Bonds:
2.38%, 8/20/2030	200,000	171,178
3.38%, 8/20/2050	200,000	139,617
5.00%, 7/15/2032	400,000	394,679
		705,474
BOLIVIA — 0.1%
Bolivia Government International Bonds 4.50%, 3/20/2028	450,000	213,813
BRAZIL — 3.3%
Brazil Government International Bonds:
3.75%, 9/12/2031	1,400,000	1,248,347
3.88%, 6/12/2030	800,000	731,831
4.50%, 5/30/2029	787,000	759,078
4.63%, 1/13/2028	1,000,000	989,943
4.75%, 1/14/2050	1,263,000	969,927
5.00%, 1/27/2045	600,000	487,819
5.63%, 1/7/2041	600,000	553,706
5.63%, 2/21/2047	185,000	162,227
6.00%, 4/7/2026	400,000	410,583
6.00%, 10/20/2033	700,000	699,802
8.25%, 1/20/2034	200,000	234,740
		7,248,003
CHILE — 2.4%
Chile Government International Bonds:
2.55%, 1/27/2032	200,000	171,648
2.55%, 7/27/2033	316,000	260,900
3.10%, 5/7/2041	500,000	379,502
3.10%, 1/22/2061	200,000	133,785
3.24%, 2/6/2028	1,200,000	1,141,745
3.50%, 1/31/2034	1,500,000	1,336,202
3.50%, 1/25/2050	300,000	227,753
3.86%, 6/21/2047	835,000	683,011

See accompanying notes to financial statements.
21

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.34%, 3/7/2042	$ 500,000	$ 446,399
5.33%, 1/5/2054	500,000	496,810
		5,277,755
CHINA — 0.7%
China Government International Bonds:
1.25%, 10/26/2026	400,000	368,152
2.50%, 10/26/2051 (b)	300,000	208,192
2.75%, 12/3/2039	825,000	667,941
4.00%, 10/19/2048	300,000	282,003
		1,526,288
COLOMBIA — 4.2%
Colombia Government International Bonds:
3.00%, 1/30/2030	300,000	252,554
3.13%, 4/15/2031	600,000	488,909
3.25%, 4/22/2032	462,000	367,233
3.88%, 4/25/2027	700,000	667,134
3.88%, 2/15/2061	450,000	280,399
4.13%, 2/22/2042	250,000	178,408
4.13%, 5/15/2051	200,000	132,917
4.50%, 1/28/2026	90,000	88,264
4.50%, 3/15/2029	1,300,000	1,217,162
5.00%, 6/15/2045	600,000	464,074
5.20%, 5/15/2049	1,300,000	1,016,984
5.63%, 2/26/2044	500,000	419,729
6.13%, 1/18/2041	1,750,000	1,588,440
7.38%, 9/18/2037	400,000	415,092
7.50%, 2/2/2034	1,056,000	1,113,292
8.00%, 4/20/2033	300,000	327,793
		9,018,384
COSTA RICA — 1.1%
Costa Rica Government International Bonds:
5.63%, 4/30/2043	176,000	160,504
6.13%, 2/19/2031	800,000	818,553
7.00%, 4/4/2044	206,000	214,816
7.16%, 3/12/2045	541,000	572,894
7.30%, 11/13/2054 (b)	500,000	542,516
		2,309,283
DOMINICAN REPUBLIC — 3.4%
Dominican Republic International Bonds:
4.88%, 9/23/2032	850,000	774,157
5.30%, 1/21/2041	500,000	432,609
5.50%, 2/22/2029	1,200,000	1,174,057
5.88%, 1/30/2060	400,000	345,592
6.00%, 7/19/2028	1,050,000	1,051,884
6.00%, 2/22/2033	800,000	787,463
6.40%, 6/5/2049	1,400,000	1,315,482
6.50%, 2/15/2048	400,000	381,732
6.88%, 1/29/2026	200,000	204,096
7.05%, 2/3/2031	250,000	262,746
Security Description	Principal Amount	Value
7.45%, 4/30/2044	$ 498,000	$ 527,703
		7,257,521
ECUADOR — 0.0% (d)
Ecuador Government International Bonds Zero Coupon, 7/31/2030	200,000	56,545
EGYPT — 2.2%
Egypt Government International Bonds:
3.88%, 2/16/2026	200,000	162,998
5.80%, 9/30/2027	400,000	307,480
5.88%, 6/11/2025	262,000	243,630
5.88%, 2/16/2031	400,000	261,500
7.05%, 1/15/2032	457,000	312,024
7.30%, 9/30/2033	750,000	493,914
7.50%, 1/31/2027	300,000	251,640
7.50%, 2/16/2061	400,000	232,860
7.60%, 3/1/2029	1,250,000	952,075
7.90%, 2/21/2048	1,480,000	889,246
8.50%, 1/31/2047	400,000	247,967
8.75%, 9/30/2051	200,000	126,000
8.88%, 5/29/2050	450,000	285,829
		4,767,163
ETHIOPIA — 0.1%
Ethiopia International Bonds 6.63%, 12/11/2024	200,000	134,846
GABON — 0.1%
Gabon Government International Bonds 6.63%, 2/6/2031	400,000	333,206
GEORGIA — 0.1%
Georgia Government International Bonds 2.75%, 4/22/2026	200,000	187,053
GUATEMALA — 1.0%
Guatemala Government Bonds:
3.70%, 10/7/2033	200,000	166,555
4.50%, 5/3/2026	378,000	366,887
4.65%, 10/7/2041	300,000	244,652
4.88%, 2/13/2028	300,000	292,438
6.13%, 6/1/2050	907,000	859,374
6.60%, 6/13/2036	200,000	205,715
		2,135,621
HONDURAS — 0.1%
Honduras Government International Bonds 5.63%, 6/24/2030	300,000	267,276
HUNGARY — 2.2%
Hungary Government International Bonds:
2.13%, 9/22/2031 (b)	650,000	523,530
3.13%, 9/21/2051	150,000	101,470
5.25%, 6/16/2029	650,000	652,954
6.13%, 5/22/2028	700,000	727,082

See accompanying notes to financial statements.
22

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 9/22/2032	$ 900,000	$ 959,657
6.75%, 9/25/2052	700,000	782,250
7.63%, 3/29/2041	600,000	715,517
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	300,000	308,568
		4,771,028
INDIA — 1.6%
Export-Import Bank of India:
2.25%, 1/13/2031	1,300,000	1,087,604
3.38%, 8/5/2026	550,000	529,233
3.88%, 2/1/2028	1,400,000	1,344,342
5.50%, 1/18/2033	400,000	413,137
		3,374,316
INDONESIA — 4.3%
Indonesia Government International Bonds:
2.15%, 7/28/2031	500,000	421,480
2.85%, 2/14/2030	733,000	663,593
3.40%, 9/18/2029	400,000	375,176
3.85%, 7/18/2027	200,000	195,008
3.85%, 10/15/2030	600,000	571,838
4.15%, 9/20/2027	500,000	492,454
4.20%, 10/15/2050	558,000	501,598
4.30%, 3/31/2052	500,000	454,325
4.35%, 1/11/2048	488,000	452,016
4.45%, 4/15/2070	282,000	254,037
4.55%, 1/11/2028	200,000	199,754
4.75%, 2/11/2029	100,000	100,783
4.85%, 1/11/2033	600,000	612,956
5.13%, 1/15/2045	823,000	853,521
5.25%, 1/17/2042	200,000	207,599
5.65%, 1/11/2053	600,000	656,750
5.95%, 1/8/2046	400,000	450,519
6.63%, 2/17/2037	200,000	234,374
7.75%, 1/17/2038	500,000	642,019
8.50%, 10/12/2035	200,000	265,897
Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027	700,000	692,937
		9,298,634
IRAQ — 0.2%
Iraq International Bonds 5.80%, 1/15/2028	393,750	367,541
IVORY COAST — 0.3%
Ivory Coast Government International Bonds 6.13%, 6/15/2033	600,000	550,704
JAMAICA — 0.7%
Jamaica Government International Bonds:
6.75%, 4/28/2028	500,000	532,722
7.88%, 7/28/2045	600,000	729,000
8.00%, 3/15/2039	200,000	249,357
		1,511,079
Security Description	Principal Amount	Value
JORDAN — 0.9%
Jordan Government International Bonds:
5.75%, 1/31/2027	$ 300,000	$ 294,240
6.13%, 1/29/2026	800,000	796,128
7.38%, 10/10/2047	500,000	443,746
7.75%, 1/15/2028	400,000	413,272
		1,947,386
KAZAKHSTAN — 0.6%
Kazakhstan Government International Bonds:
4.88%, 10/14/2044	600,000	579,466
6.50%, 7/21/2045	565,000	644,857
		1,224,323
KENYA — 0.7%
Republic of Kenya Government International Bonds:
6.30%, 1/23/2034	200,000	159,964
6.88%, 6/24/2024	200,000	193,994
7.00%, 5/22/2027	416,000	389,372
8.00%, 5/22/2032	200,000	180,620
8.25%, 2/28/2048	600,000	496,440
		1,420,390
MALAYSIA — 0.3%
Malaysia Wakala Sukuk Bhd.:
2.07%, 4/28/2031	300,000	259,863
3.08%, 4/28/2051	550,000	421,154
		681,017
MEXICO — 2.7%
Mexico Government International Bonds:
2.66%, 5/24/2031	300,000	253,626
3.25%, 4/16/2030	600,000	543,365
3.75%, 1/11/2028	200,000	192,846
3.75%, 4/19/2071	150,000	100,250
3.77%, 5/24/2061	704,000	476,947
4.28%, 8/14/2041	200,000	165,572
4.40%, 2/12/2052	742,000	587,902
4.60%, 1/23/2046	400,000	333,316
4.75%, 4/27/2032	250,000	240,586
Series MTN, 4.75%, 3/8/2044	1,000,000	858,003
5.00%, 4/27/2051	200,000	173,791
5.55%, 1/21/2045	200,000	191,116
Series GMTN, 5.75%, 10/12/2110	150,000	134,102
6.35%, 2/9/2035	1,200,000	1,256,468
Series MTN, 7.50%, 4/8/2033	200,000	229,051
		5,736,941
MONGOLIA — 0.3%
Mongolia Government International Bonds:
3.50%, 7/7/2027	200,000	179,488

See accompanying notes to financial statements.
23

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 4/7/2026	$ 200,000	$ 194,829
8.65%, 1/19/2028	200,000	210,685
		585,002
MOROCCO — 0.8%
Morocco Government International Bonds:
2.38%, 12/15/2027	200,000	179,036
3.00%, 12/15/2032	550,000	452,287
4.00%, 12/15/2050	728,000	524,160
5.95%, 3/8/2028	300,000	307,500
6.50%, 9/8/2033	200,000	210,813
		1,673,796
NIGERIA — 1.7%
Nigeria Government International Bonds:
6.13%, 9/28/2028	200,000	177,000
6.50%, 11/28/2027	603,000	549,992
7.14%, 2/23/2030 (a)	500,000	449,810
7.38%, 9/28/2033	350,000	297,955
7.63%, 11/28/2047	400,000	316,288
7.70%, 2/23/2038	200,000	163,644
8.38%, 3/24/2029	300,000	287,277
8.75%, 1/21/2031	1,200,000	1,142,928
9.25%, 1/21/2049	300,000	269,748
		3,654,642
OMAN — 3.2%
Oman Government International Bonds:
4.75%, 6/15/2026	700,000	691,250
5.38%, 3/8/2027	400,000	402,576
5.63%, 1/17/2028	300,000	305,472
6.00%, 8/1/2029	1,571,000	1,626,189
6.25%, 1/25/2031	500,000	525,675
6.50%, 3/8/2047	400,000	407,248
6.75%, 10/28/2027	650,000	685,750
6.75%, 1/17/2048	810,000	846,612
7.00%, 1/25/2051	600,000	647,250
7.38%, 10/28/2032	645,000	731,172
		6,869,194
PANAMA — 3.6%
Panama Government International Bonds:
2.25%, 9/29/2032	450,000	329,060
3.16%, 1/23/2030	515,000	439,075
3.30%, 1/19/2033	1,550,000	1,226,829
3.36%, 6/30/2031	400,000	315,047
3.75%, 4/17/2026	800,000	748,092
3.87%, 7/23/2060	550,000	329,046
3.88%, 3/17/2028	996,000	918,689
4.30%, 4/29/2053	485,000	324,703
4.50%, 5/15/2047	510,000	361,516
4.50%, 4/16/2050	546,000	378,456
4.50%, 4/1/2056	1,815,000	1,219,507
Security Description	Principal Amount	Value
4.50%, 1/19/2063	$ 250,000	$ 163,916
6.70%, 1/26/2036	350,000	347,218
6.85%, 3/28/2054	200,000	186,944
6.88%, 1/31/2036	500,000	499,260
7.13%, 1/29/2026	85,000	86,933
		7,874,291
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bonds 8.38%, 10/4/2028	200,000	188,895
PARAGUAY — 0.7%
Paraguay Government International Bonds:
3.85%, 6/28/2033	200,000	176,673
4.95%, 4/28/2031	350,000	342,001
5.00%, 4/15/2026	307,000	304,174
5.40%, 3/30/2050	900,000	800,229
		1,623,077
PERU — 2.4%
Corp. Financiera de Desarrollo SA 2.40%, 9/28/2027	200,000	177,801
Fondo MIVIVIENDA SA 4.63%, 4/12/2027	400,000	389,955
Peru Government International Bonds:
1.86%, 12/1/2032	550,000	430,353
2.78%, 1/23/2031	1,492,000	1,299,140
2.78%, 12/1/2060	75,000	46,711
3.00%, 1/15/2034	1,000,000	843,288
3.23%, 7/28/2121	700,000	435,604
3.30%, 3/11/2041	200,000	155,280
3.55%, 3/10/2051	250,000	189,608
3.60%, 1/15/2072	500,000	351,998
5.63%, 11/18/2050	605,000	630,373
8.75%, 11/21/2033	200,000	251,135
		5,201,246
PHILIPPINES — 4.8%
Philippines Government International Bonds:
1.65%, 6/10/2031	886,000	726,734
2.46%, 5/5/2030	907,000	802,819
2.65%, 12/10/2045	475,000	337,683
2.95%, 5/5/2045	300,000	225,615
3.00%, 2/1/2028	600,000	566,097
3.20%, 7/6/2046	1,100,000	848,045
3.56%, 9/29/2032	800,000	739,116
3.70%, 3/1/2041	1,311,000	1,127,314
3.70%, 2/2/2042	300,000	257,127
3.75%, 1/14/2029	641,000	617,711
3.95%, 1/20/2040	338,000	305,936
5.00%, 7/17/2033	500,000	514,263
5.50%, 3/30/2026	500,000	508,301
5.50%, 1/17/2048	600,000	633,007

See accompanying notes to financial statements.
24

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.61%, 4/13/2033	$ 200,000	$ 213,812
6.38%, 10/23/2034	476,000	538,005
7.75%, 1/14/2031	400,000	475,000
9.50%, 2/2/2030	500,000	628,750
10.63%, 3/16/2025	209,000	222,396
		10,287,731
POLAND — 1.8%
Republic of Poland Government International Bonds:
3.25%, 4/6/2026	500,000	484,560
4.88%, 10/4/2033	1,100,000	1,112,473
5.50%, 11/16/2027	500,000	518,672
5.50%, 4/4/2053	800,000	832,758
5.75%, 11/16/2032	900,000	971,692
		3,920,155
ROMANIA — 1.9%
Romania Government International Bonds:
3.00%, 2/14/2031	600,000	508,735
3.63%, 3/27/2032	450,000	388,350
4.00%, 2/14/2051	550,000	397,616
5.13%, 6/15/2048	1,100,000	940,500
5.25%, 11/25/2027	300,000	297,598
6.00%, 5/25/2034 (b)	500,000	502,692
6.63%, 2/17/2028	800,000	826,541
7.13%, 1/17/2033	200,000	215,348
		4,077,380
RWANDA — 0.1%
Rwanda International Government Bonds 5.50%, 8/9/2031	200,000	159,750
SAUDI ARABIA — 4.2%
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	194,505
5.27%, 10/25/2028	200,000	207,594
Saudi Government International Bonds:
2.25%, 2/2/2033	300,000	248,366
2.50%, 2/3/2027	200,000	188,000
2.75%, 2/3/2032	550,000	483,131
2.90%, 10/22/2025	300,000	289,704
3.25%, 10/26/2026	500,000	482,544
3.25%, 10/22/2030	600,000	556,140
3.63%, 3/4/2028	1,638,000	1,584,765
3.75%, 1/21/2055	200,000	151,954
4.50%, 4/17/2030	200,000	200,409
4.50%, 10/26/2046	1,050,000	928,154
4.50%, 4/22/2060	200,000	172,990
4.63%, 10/4/2047	400,000	358,532
4.75%, 1/18/2028	400,000	403,714
4.88%, 7/18/2033	1,000,000	1,020,348
5.00%, 4/17/2049	400,000	377,500
5.00%, 1/18/2053	600,000	564,791
Security Description	Principal Amount	Value
5.25%, 1/16/2050	$ 581,000	$ 568,607
5.50%, 10/25/2032	200,000	213,007
		9,194,755
SENEGAL — 0.2%
Senegal Government International Bonds 6.25%, 5/23/2033	600,000	535,366
SERBIA — 0.4%
Serbia International Bonds:
2.13%, 12/1/2030	700,000	560,000
6.50%, 9/26/2033	300,000	307,500
		867,500
SOUTH AFRICA — 2.4%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	700,000	654,580
4.85%, 9/30/2029	500,000	468,713
4.88%, 4/14/2026	600,000	592,293
5.00%, 10/12/2046	650,000	481,424
5.38%, 7/24/2044	200,000	159,281
5.65%, 9/27/2047	300,000	239,093
5.75%, 9/30/2049	450,000	358,893
5.88%, 6/22/2030	500,000	484,979
5.88%, 4/20/2032	700,000	662,877
6.30%, 6/22/2048	1,200,000	1,024,868
		5,127,001
SOUTH KOREA — 0.1%
Korea Mine Rehabilitation & Mineral Resources Corp. 5.38%, 5/11/2028	200,000	201,794
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bonds 7.13%, 9/14/2027	200,000	172,800
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bonds:
4.50%, 8/4/2026	200,000	199,221
4.50%, 6/26/2030	250,000	240,942
		440,163
TURKEY — 5.2%
Turkiye Government International Bonds:
4.75%, 1/26/2026	1,100,000	1,068,702
4.88%, 4/16/2043	600,000	437,290
5.13%, 2/17/2028	500,000	476,643
5.25%, 3/13/2030	500,000	458,595
5.75%, 5/11/2047	400,000	313,348
5.88%, 6/26/2031	675,000	629,446
5.95%, 1/15/2031	400,000	376,480
6.00%, 3/25/2027	823,000	812,688

See accompanying notes to financial statements.
25

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/14/2041	$ 400,000	$ 339,015
6.13%, 10/24/2028	200,000	196,837
6.38%, 10/14/2025	1,100,000	1,104,140
6.50%, 9/20/2033	800,000	764,336
6.63%, 2/17/2045	1,100,000	968,000
6.75%, 5/30/2040	400,000	366,000
7.63%, 4/26/2029	1,400,000	1,448,065
8.00%, 2/14/2034	100,000	105,745
8.60%, 9/24/2027	200,000	213,548
9.38%, 1/19/2033	350,000	395,481
9.88%, 1/15/2028	700,000	776,770
		11,251,129
UNITED ARAB EMIRATES — 2.0%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	150,002
Finance Department Government of Sharjah:
3.63%, 3/10/2033	400,000	340,000
4.00%, 7/28/2050	500,000	333,406
4.38%, 3/10/2051	200,000	143,014
6.50%, 11/23/2032	700,000	734,321
RAK Capital Series EMTN, 3.09%, 3/31/2025	793,000	768,438
Sharjah Sukuk Program Ltd.:
2.94%, 6/10/2027	400,000	369,625
3.20%, 7/13/2031	300,000	258,581
Series EMTN, 3.85%, 4/3/2026	411,000	398,193
Series EMTN, 4.23%, 3/14/2028	600,000	574,500
Series EMTN, 6.09%, 3/19/2034	300,000	315,000
		4,385,080
URUGUAY — 2.0%
Uruguay Government International Bonds:
4.38%, 1/23/2031	1,100,000	1,089,758
4.98%, 4/20/2055	400,000	390,046
5.10%, 6/18/2050	1,620,000	1,624,095
5.75%, 10/28/2034	750,000	812,427
7.63%, 3/21/2036	400,000	497,375
		4,413,701
UZBEKISTAN — 0.4%
Republic of Uzbekistan International Bonds:
3.70%, 11/25/2030	500,000	419,500
Security Description	Principal Amount	Value
7.85%, 10/12/2028	$ 500,000	$ 522,190
		941,690
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $174,509,193)		165,280,832
	Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	373,340	373,490
State Street Navigator Securities Lending Portfolio II (g) (h)	3,796,625	3,796,625
TOTAL SHORT-TERM INVESTMENTS (Cost $4,170,137)		4,170,115
TOTAL INVESTMENTS — 100.2% (Cost $229,159,042)		216,536,875
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(399,629)
NET ASSETS — 100.0%		$ 216,137,246
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to financial statements.
26

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 47,085,928	$—	$ 47,085,928
Foreign Government Obligations	—	165,280,832	—	165,280,832
Short-Term Investments	4,170,115	—	—	4,170,115
TOTAL INVESTMENTS	$4,170,115	$212,366,760	$—	$216,536,875

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	468,452	$ 468,546	$ 9,529,371	$ 9,624,240	$(157)	$(30)	373,340	$ 373,490	$13,949
State Street Navigator Securities Lending Portfolio II	2,433,087	2,433,087	21,009,716	19,646,178	—	—	3,796,625	3,796,625	9,926
Total		$2,901,633	$30,539,087	$29,270,418	$(157)	$(30)		$ 4,170,115	$23,875
See accompanying notes to financial statements.
27

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 71.0%
AUTO MANUFACTURERS — 5.6%
American Honda Finance Corp.:
Series MTN, 3 mo. USD Term SOFR + 0.54%, 5.97%, 1/12/2024 (a)	$ 107,000	$ 107,002
Series GMTN, SOFR + 0.79%, 6.23%, 10/3/2025 (a)	4,000,000	4,004,560
SOFR + 0.92%, 6.29%, 1/12/2026 (a)	3,611,000	3,625,299
BMW U.S. Capital LLC:
SOFR + 0.38%, 5.78%, 8/12/2024 (a) (b)	8,668,000	8,663,493
SOFR + 0.53%, 5.97%, 4/1/2024 (a) (b)	8,758,000	8,759,138
SOFR + 0.62%, 6.02%, 8/11/2025 (a) (b)	7,240,000	7,253,177
SOFR + 0.84%, 6.28%, 4/1/2025 (a) (b)	5,135,000	5,156,259
Daimler Truck Finance North America LLC:
SOFR + 0.75%, 6.17%, 12/13/2024 (a) (b)	4,825,000	4,820,127
SOFR + 1.00%, 6.36%, 4/5/2024 (a) (b)	5,412,000	5,415,951
General Motors Financial Co., Inc.:
SOFR + 0.62%, 5.99%, 10/15/2024 (a) (c)	4,640,000	4,628,029
SOFR + 0.76%, 6.18%, 3/8/2024 (a)	4,856,000	4,854,446
SOFR + 1.04%, 6.45%, 2/26/2027 (a)	3,403,000	3,345,387
SOFR + 1.30%, 6.66%, 4/7/2025 (a)	3,820,000	3,823,552
Hyundai Capital America:
SOFR + 1.15%, 6.54%, 8/4/2025 (a) (b)	5,000,000	4,996,800
SOFR + 1.32%, 6.71%, 11/3/2025 (a) (b)	4,500,000	4,506,615
Mercedes-Benz Finance North America LLC:
SOFR + 0.57%, 5.95%, 8/1/2025 (a) (b)	4,650,000	4,653,906
SOFR + 0.93%, 6.36%, 3/30/2025 (a) (b)	3,708,000	3,728,950
Toyota Motor Credit Corp.:
Series MTN, SOFR + 0.26%, 5.68%, 6/18/2024 (a)	3,927,000	3,922,052
Series MTN, SOFR + 0.32%, 5.69%, 1/13/2025 (a)	4,000,000	3,987,480
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.33%, 5.70%, 1/11/2024 (a)	$ 4,627,000	$ 4,626,907
Series B, SOFR + 0.29%, 5.71%, 9/13/2024 (a)	7,187,000	7,172,842
SOFR + 0.56%, 5.93%, 1/10/2025 (a)	4,098,000	4,096,443
Series MTN, SOFR + 0.62%, 6.05%, 3/22/2024 (a)	4,836,000	4,838,031
Series MTN, SOFR + 0.65%, 6.07%, 9/11/2025 (a)	4,450,000	4,457,832
SOFR + 0.89%, 6.29%, 5/18/2026 (a)	3,330,000	3,341,289
Volkswagen Group of America Finance LLC:
SOFR + 0.93%, 6.35%, 9/12/2025 (a) (b)	6,000,000	6,001,320
SOFR + 0.95%, 6.37%, 6/7/2024 (a) (b)	5,721,000	5,723,117
		130,510,004
BANKS — 46.4%
ABN AMRO Bank NV SOFR + 1.78%, 7.20%, 9/18/2027 (a) (b)	5,800,000	5,809,802
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.64%, 6.08%, 10/3/2025 (a) (b)	7,750,000	7,753,642
SOFR + 0.75%, 6.19%, 7/3/2025 (a) (b)	5,775,000	5,787,301
Banco Santander SA SOFR + 1.24%, 6.64%, 5/24/2024 (a)	7,500,000	7,522,575
Bank of America Corp.:
Series 2025, SOFR + 0.66%, 6.05%, 2/4/2025 (a)	8,918,000	8,907,031
SOFR + 0.69%, 6.07%, 4/22/2025 (a)	9,105,000	9,098,900
SOFR + 0.97%, 6.35%, 7/22/2027 (a)	8,926,000	8,847,897
3 mo. USD Term SOFR + 1.02%, 6.41%, 9/15/2026 (a)	254,000	249,817
Series MTN, 3 mo. USD Term SOFR + 1.03%, 6.42%, 2/5/2026 (a)	2,269,000	2,262,601
Series MTN, SOFR + 1.05%, 6.44%, 2/4/2028 (a)	11,491,000	11,374,596
SOFR + 1.10%, 6.48%, 4/25/2025 (a)	7,505,000	7,515,507
Series MTN, SOFR + 1.33%, 6.77%, 4/2/2026 (a)	9,964,000	9,984,302

See accompanying notes to financial statements.
28

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.35%, 6.78%, 9/15/2027 (a)	$ 8,460,000	$ 8,473,874
Bank of America NA:
SOFR + 0.78%, 6.18%, 8/18/2025 (a)	5,700,000	5,709,234
SOFR + 1.02%, 6.42%, 8/18/2026 (a)	5,325,000	5,346,566
Bank of Montreal:
Series MTN, SOFR + 0.32%, 5.68%, 7/9/2024 (a)	6,783,000	6,772,825
Series MTN, SOFR + 0.47%, 5.83%, 1/10/2025 (a)	4,346,000	4,333,918
Series MTN, SOFR + 0.62%, 6.04%, 9/15/2026 (a)	4,608,000	4,551,921
SOFR + 0.71%, 6.13%, 12/12/2024 (a)	3,700,000	3,703,663
Series MTN, SOFR + 0.71%, 6.13%, 3/8/2024 (a)	5,356,000	5,358,142
SOFR + 0.95%, 6.38%, 9/25/2025 (a)	3,557,000	3,559,917
Series MTN, SOFR + 1.06%, 6.48%, 6/7/2025 (a)	3,465,000	3,472,450
SOFR + 1.16%, 6.58%, 12/11/2026 (a)	5,000,000	5,001,650
SOFR + 1.33%, 6.75%, 6/5/2026 (a)	4,898,000	4,934,392
Bank of New York Mellon Corp.:
Series J, SOFR + 0.20%, 5.58%, 10/25/2024 (a)	5,142,000	5,128,734
Series MTN, SOFR + 0.26%, 5.64%, 4/26/2024 (a)	4,669,000	4,664,378
SOFR + 0.62%, 6.00%, 4/25/2025 (a)	4,551,000	4,543,127
Bank of New Zealand SOFR + 0.81%, 6.19%, 1/27/2027 (a) (b)	4,375,000	4,342,975
Bank of Nova Scotia:
SOFR + 0.38%, 5.77%, 7/31/2024 (a)	6,829,000	6,820,464
SOFR + 0.45%, 5.81%, 4/15/2024 (a)	7,575,000	7,573,788
SOFR + 0.46%, 5.83%, 1/10/2025 (a)	3,364,000	3,351,082
SOFR + 0.55%, 5.96%, 3/2/2026 (a)	4,177,000	4,133,852
SOFR + 0.61%, 6.03%, 9/15/2026 (a)	3,544,000	3,497,857
Series MTN, SOFR + 0.90%, 6.27%, 4/11/2025 (a)	3,815,000	3,818,090
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.96%, 6.38%, 3/11/2024 (a)	$ 3,010,000	$ 3,012,047
SOFR + 1.09%, 6.51%, 6/12/2025 (a)	6,228,000	6,243,134
Banque Federative du Credit Mutuel SA:
SOFR + 0.41%, 5.80%, 2/4/2025 (a) (b)	7,438,000	7,397,686
SOFR + 1.40%, 6.77%, 7/13/2026 (a) (b)	5,000,000	5,025,650
Barclays PLC SOFR + 1.88%, 7.30%, 9/13/2027 (a)	3,250,000	3,253,510
BPCE SA:
SOFR + 0.57%, 5.94%, 1/14/2025 (a) (b)	4,528,000	4,512,016
SOFR + 1.98%, 7.35%, 10/19/2027 (a) (b)	9,100,000	9,155,601
Canadian Imperial Bank of Commerce:
SOFR + 0.42%, 5.79%, 10/18/2024 (a)	8,154,000	8,143,074
SOFR + 0.94%, 6.30%, 4/7/2025 (a)	7,627,000	7,645,610
SOFR + 1.22%, 6.66%, 10/2/2026 (a)	4,100,000	4,106,109
Citibank NA:
SOFR + 1.81%, 6.24%, 9/29/2025 (a)	9,850,000	9,856,599
SOFR + 1.06%, 6.47%, 12/4/2026 (a)	7,500,000	7,511,775
Citigroup, Inc.:
SOFR + 0.67%, 6.06%, 5/1/2025 (a)	6,477,000	6,456,144
SOFR + 0.69%, 6.07%, 1/25/2026 (a) (c)	7,638,000	7,594,922
SOFR + 0.77%, 6.19%, 6/9/2027 (a)	6,864,000	6,761,177
SOFR + 1.28%, 6.69%, 2/24/2028 (a)	9,325,000	9,301,035
SOFR + 1.37%, 6.78%, 5/24/2025 (a)	6,973,000	6,990,084
3 mo. USD Term SOFR + 1.51%, 6.84%, 7/1/2026 (a)	383,000	384,103
SOFR + 1.53%, 6.96%, 3/17/2026 (a)	6,580,000	6,605,267
Commonwealth Bank of Australia:
SOFR + 0.40%, 5.76%, 7/7/2025 (a) (b)	17,239,000	17,189,696
SOFR + 0.52%, 5.94%, 6/15/2026 (a) (b)	6,097,000	6,069,442
SOFR + 0.63%, 6.00%, 1/10/2025 (a) (b)	250,000	250,145

See accompanying notes to financial statements.
29

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.63%, 6.05%, 9/12/2025 (a) (b)	$ 7,200,000	$ 7,206,120
SOFR + 0.74%, 6.16%, 3/14/2025 (a) (b)	13,516,000	13,545,195
SOFR + 0.75%, 6.17%, 3/13/2026 (a) (b)	6,206,000	6,215,805
SOFR + 0.97%, 6.39%, 3/14/2027 (a) (b)	4,425,000	4,436,859
Cooperatieve Rabobank UA SOFR + 0.30%, 5.67%, 1/12/2024 (a)	5,410,000	5,410,054
Credit Agricole SA SOFR + 1.29%, 6.65%, 7/5/2026 (a) (b)	6,000,000	6,026,640
Credit Suisse AG:
SOFR + 0.39%, 5.78%, 2/2/2024 (a)	9,418,000	9,414,139
SOFR + 1.26%, 6.66%, 2/21/2025 (a)	5,300,000	5,286,644
DBS Group Holdings Ltd.:
SOFR + 0.30%, 5.70%, 11/22/2024 (a) (b)	3,890,000	3,881,248
SOFR + 0.61%, 6.03%, 9/12/2025 (a) (b)	5,675,000	5,675,568
Deutsche Bank AG SOFR + 1.22%, 6.62%, 11/16/2027 (a)	3,480,000	3,381,029
DNB Bank ASA SOFR + 0.83%, 6.27%, 3/28/2025 (a) (b)	6,850,000	6,852,808
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 5.83%, 5/21/2024 (a) (b)	5,999,000	5,994,621
Goldman Sachs Group, Inc.:
SOFR + 0.49%, 5.87%, 10/21/2024 (a)	8,472,000	8,455,395
SOFR + 0.50%, 5.92%, 9/10/2024 (a)	7,136,000	7,120,015
SOFR + 0.70%, 6.08%, 1/24/2025 (a)	15,979,000	15,966,856
SOFR + 0.79%, 6.21%, 12/9/2026 (a)	3,003,000	2,971,258
SOFR + 0.81%, 6.23%, 3/9/2027 (a)	7,680,000	7,560,038
SOFR + 0.82%, 6.24%, 9/10/2027 (a)	2,730,000	2,672,424
SOFR + 0.92%, 6.30%, 10/21/2027 (a)	8,307,000	8,151,244
SOFR + 1.07%, 6.46%, 8/10/2026 (a)	9,384,000	9,377,431
SOFR + 1.12%, 6.53%, 2/24/2028 (a)	4,295,000	4,240,668
SOFR + 1.39%, 6.81%, 3/15/2024 (a)	4,010,000	4,016,095
3 mo. USD Term SOFR + 1.43%, 6.81%, 5/15/2026 (a)	1,792,000	1,801,300
Security Description	Principal Amount	Value
SOFR + 1.85%, 7.27%, 3/15/2028 (a)	$ 8,516,000	$ 8,590,345
HSBC Holdings PLC:
SOFR + 1.43%, 6.85%, 3/10/2026 (a)	12,745,000	12,784,509
3 mo. USD Term SOFR + 1.49%, 6.86%, 3/11/2025 (a)	4,031,000	4,032,532
SOFR + 1.57%, 6.96%, 8/14/2027 (a)	12,350,000	12,392,607
Huntington National Bank SOFR + 1.19%, 6.59%, 5/16/2025 (a)	3,660,000	3,590,533
ING Groep NV:
SOFR + 1.01%, 6.44%, 4/1/2027 (a)	4,735,000	4,675,955
SOFR + 1.56%, 6.98%, 9/11/2027 (a)	6,100,000	6,118,483
SOFR + 1.64%, 7.08%, 3/28/2026 (a)	5,810,000	5,844,511
JPMorgan Chase & Co.:
SOFR + 0.54%, 5.95%, 6/1/2025 (a)	5,826,000	5,810,212
SOFR + 0.58%, 6.01%, 6/23/2025 (a)	6,566,000	6,551,555
SOFR + 0.60%, 6.02%, 12/10/2025 (a)	5,989,000	5,963,906
SOFR + 0.77%, 6.19%, 9/22/2027 (a)	6,570,000	6,513,038
SOFR + 0.89%, 6.26%, 4/22/2027 (a)	210,000	209,070
SOFR + 0.92%, 6.33%, 2/24/2026 (a)	11,165,000	11,158,413
SOFR + 0.97%, 6.39%, 6/14/2025 (a)	6,391,000	6,396,752
Series GMTN, 3 mo. USD Term SOFR + 1.11%, 6.52%, 1/10/2025 (a)	3,493,000	3,493,314
SOFR + 1.18%, 6.59%, 2/24/2028 (a)	7,853,000	7,850,880
SOFR + 1.32%, 6.70%, 4/26/2026 (a)	8,283,000	8,321,350
JPMorgan Chase Bank NA SOFR + 1.00%, 6.42%, 12/8/2026 (a)	14,000,000	14,047,600
KeyBank NA SOFR + 0.32%, 5.74%, 6/14/2024 (a)	4,590,000	4,529,687
Lloyds Banking Group PLC SOFR + 1.56%, 6.95%, 8/7/2027 (a)	5,850,000	5,849,883
Macquarie Bank Ltd.:
SOFR + 1.20%, 6.62%, 12/7/2026 (a) (b)	4,500,000	4,517,505
SOFR + 1.24%, 6.66%, 6/15/2026 (a) (b)	3,289,000	3,306,530
SOFR + 1.31%, 6.74%, 3/21/2025 (a) (b)	5,880,000	5,909,870

See accompanying notes to financial statements.
30

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Macquarie Group Ltd.:
SOFR + 0.71%, 6.08%, 10/14/2025 (a) (b)	$ 4,907,000	$ 4,873,878
SOFR + 0.92%, 6.35%, 9/23/2027 (a) (b)	4,686,000	4,618,662
Mitsubishi UFJ Financial Group, Inc.:
SOFR + 0.94%, 6.34%, 2/20/2026 (a)	6,150,000	6,150,369
SOFR + 1.39%, 6.80%, 9/12/2025 (a)	4,930,000	4,945,677
SOFR + 1.44%, 6.81%, 4/17/2026 (a)	3,850,000	3,873,408
SOFR + 1.65%, 7.02%, 7/18/2025 (a)	4,500,000	4,517,910
Mizuho Financial Group, Inc. SOFR + 0.96%, 6.36%, 5/22/2026 (a)	8,781,000	8,761,682
Morgan Stanley:
SOFR + 0.63%, 6.01%, 1/24/2025 (a)	15,756,000	15,731,893
Series MTN, SOFR + 0.95%, 6.36%, 2/18/2026 (a)	9,372,000	9,368,814
SOFR + 1.17%, 6.53%, 4/17/2025 (a)	6,145,000	6,151,022
Morgan Stanley Bank NA:
SOFR + 0.78%, 6.15%, 7/16/2025 (a)	7,750,000	7,759,300
SOFR + 1.17%, 6.55%, 10/30/2026 (a)	4,500,000	4,527,405
National Australia Bank Ltd.:
SOFR + 0.38%, 5.75%, 1/12/2025 (a) (b)	11,180,000	11,155,516
SOFR + 0.65%, 6.02%, 1/12/2027 (a) (b)	5,330,000	5,307,881
SOFR + 0.76%, 6.16%, 5/13/2025 (a) (b)	8,650,000	8,669,635
National Bank of Canada SOFR + 0.49%, 5.88%, 8/6/2024 (a)	3,408,000	3,405,205
NatWest Markets PLC:
SOFR + 0.53%, 5.93%, 8/12/2024 (a) (b)	3,450,000	3,449,241
SOFR + 0.76%, 6.20%, 9/29/2026 (a) (b)	3,505,000	3,452,039
SOFR + 1.45%, 6.88%, 3/22/2025 (a) (b)	6,150,000	6,191,512
Nordea Bank Abp SOFR + 0.96%, 6.38%, 6/6/2025 (a) (b)	3,205,000	3,215,833
Royal Bank of Canada:
Series GMTN, SOFR + 0.30%, 5.67%, 1/19/2024 (a)	1,905,000	1,904,943
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.34%, 5.70%, 10/7/2024 (a)	$ 5,930,000	$ 5,918,970
SOFR + 0.36%, 5.74%, 7/29/2024 (a) (c)	7,372,000	7,361,237
Series GMTN, SOFR + 0.44%, 5.82%, 1/21/2025 (a)	4,720,000	4,706,548
Series GMTN, SOFR + 0.53%, 5.90%, 1/20/2026 (a)	3,780,000	3,747,643
Series GMTN, SOFR + 0.57%, 5.95%, 4/27/2026 (a)	3,447,000	3,415,425
Series GMTN, SOFR + 0.59%, 5.98%, 11/2/2026 (a)	3,984,000	3,927,626
Series GMTN, SOFR + 0.71%, 6.09%, 1/21/2027 (a)	3,911,000	3,866,454
SOFR + 0.84%, 6.21%, 4/14/2025 (a)	4,864,000	4,865,265
Series GMTN, SOFR + 1.08%, 6.45%, 1/12/2026 (a)	3,500,000	3,506,370
Series GMTN, SOFR + 0.60%, 6.46%, 7/20/2026 (a)	4,400,000	4,404,532
Skandinaviska Enskilda Banken AB SOFR + 0.96%, 6.38%, 6/9/2025 (a) (b)	4,780,000	4,791,998
Societe Generale SA SOFR + 1.05%, 6.43%, 1/21/2026 (a) (b)	8,790,000	8,751,236
Standard Chartered PLC:
SOFR + 0.93%, 6.34%, 11/23/2025 (a) (b)	5,499,000	5,471,285
SOFR + 1.74%, 7.18%, 3/30/2026 (a) (b)	5,897,000	5,917,522
SOFR + 1.93, 7.29%, 7/6/2027 (a) (b)	5,975,000	5,995,136
SOFR + 2.03%, 7.42%, 2/8/2028 (a) (b)	5,500,000	5,523,375
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 6.25%, 1/14/2027 (a)	6,080,000	6,049,053
SOFR + 1.30%, 6.67%, 7/13/2026 (a)	4,500,000	4,526,055
SOFR + 1.43%, 6.80%, 1/13/2026 (a)	3,700,000	3,726,344
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.44%, 5.86%, 9/16/2024 (a) (b) (c)	8,675,000	8,658,864
SOFR + 1.12%, 6.54%, 3/9/2026 (a) (b)	5,700,000	5,721,888

See accompanying notes to financial statements.
31

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.15%, 6.57%, 9/14/2026 (a) (b)	$ 6,000,000	$ 6,028,320
Svenska Handelsbanken AB:
SOFR + 0.91%, 6.33%, 6/10/2025 (a) (b)	3,685,000	3,695,060
SOFR + 1.25%, 6.67%, 6/15/2026 (a) (b)	6,000,000	6,054,060
Swedbank AB:
SOFR + 0.91%, 6.27%, 4/4/2025 (a) (b)	4,775,000	4,784,216
SOFR + 1.38%, 6.80%, 6/15/2026 (a) (b)	4,500,000	4,552,605
Toronto-Dominion Bank:
SOFR + 0.36%, 5.77%, 3/4/2024 (a)	9,196,000	9,194,713
Series MTN, SOFR + 0.35%, 5.77%, 9/10/2024 (a)	10,258,000	10,239,125
Series MTN, SOFR + 0.41%, 5.78%, 1/10/2025 (a)	4,310,000	4,295,993
SOFR + 0.59%, 6.01%, 9/10/2026 (a)	3,987,000	3,937,920
Series MTN, SOFR + 0.91%, 6.33%, 3/8/2024 (a)	4,977,000	4,978,593
SOFR + 1.02%, 6.44%, 6/6/2025 (a)	4,568,000	4,581,430
Series MTN, SOFR + 1.08%, 6.45%, 7/17/2026 (a)	4,259,000	4,260,831
Truist Bank SOFR + 0.20%, 5.57%, 1/17/2024 (a) (c)	9,772,000	9,766,430
Truist Financial Corp. Series MTN, SOFR + 0.40%, 5.82%, 6/9/2025 (a)	12,094,000	11,894,207
UBS AG:
SOFR + 0.36%, 5.75%, 2/9/2024 (a) (b)	11,130,000	11,128,887
SOFR + 0.45%, 5.84%, 8/9/2024 (a) (b)	11,971,000	11,958,670
SOFR + 0.47%, 5.84%, 1/13/2025 (a) (b)	3,710,000	3,699,056
SOFR + 0.93%, 6.35%, 9/11/2025 (a)	6,725,000	6,734,886
UBS Group AG SOFR + 1.58%, 6.98%, 5/12/2026 (a) (b) (c)	6,900,000	6,931,188
United Overseas Bank Ltd. SOFR + 0.70%, 6.05%, 4/7/2025 (a) (b)	3,890,000	3,894,512
Wells Fargo & Co. Series MTN, SOFR + 1.32%, 6.70%, 4/25/2026 (a)	9,082,000	9,123,505
Security Description	Principal Amount	Value
Wells Fargo Bank NA:
SOFR + 0.80%, 6.19%, 8/1/2025 (a)	$ 4,450,000	$ 4,459,523
SOFR + 1.06%, 6.45%, 8/7/2026 (a)	4,750,000	4,771,043
SOFR + 1.07%, 6.49%, 12/11/2026 (a)	6,000,000	6,032,280
Westpac Banking Corp.:
SOFR + 0.30%, 5.70%, 11/18/2024 (a)	9,255,000	9,238,896
SOFR + 0.52%, 5.93%, 6/3/2026 (a)	4,932,000	4,907,587
SOFR + 0.72%, 6.12%, 11/17/2025 (a)	6,650,000	6,662,236
3 mo. USD Term SOFR + 1.03%, 6.41%, 2/26/2024 (a)	3,225,000	3,227,258
SOFR + 1.00%, 6.41%, 8/26/2025 (a)	6,994,000	7,037,852
		1,078,745,723
BEVERAGES — 0.2%
PepsiCo, Inc. SOFR + 0.40%, 5.80%, 2/13/2026 (a)	3,830,000	3,825,787
DIVERSIFIED FINANCIAL SERVICES — 2.5%
American Express Co.:
SOFR + 0.65%, 6.04%, 11/4/2026 (a)	6,468,000	6,379,130
SOFR + 0.72%, 6.11%, 5/3/2024 (a)	5,567,000	5,563,827
SOFR + 0.76%, 6.16%, 2/13/2026 (a)	3,275,000	3,258,789
SOFR + 0.93%, 6.34%, 3/4/2025 (a)	5,586,000	5,596,390
SOFR + 0.97%, 6.35%, 7/28/2027 (a)	3,974,000	3,957,468
SOFR + 1.35%, 6.73%, 10/30/2026 (a)	3,750,000	3,769,462
Capital One Financial Corp. SOFR + 1.35%, 6.75%, 5/9/2025 (a)	4,168,000	4,160,581
Charles Schwab Corp.:
SOFR + 0.50%, 5.92%, 3/18/2024 (a)	13,090,000	13,080,837
SOFR + 0.52%, 5.92%, 5/13/2026 (a)	7,201,000	7,070,518
SOFR + 1.05%, 6.46%, 3/3/2027 (a)	6,441,000	6,357,653
		59,194,655
ELECTRIC — 1.1%
CenterPoint Energy, Inc. SOFR + 0.65%, 6.05%, 5/13/2024 (a)	4,114,000	4,114,370
Florida Power & Light Co. SOFR + 0.38%, 5.75%, 1/12/2024 (a)	6,872,000	6,871,794

See accompanying notes to financial statements.
32

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 5.70%, 10/18/2024 (a)	$ 3,935,000	$ 3,932,049
NextEra Energy Capital Holdings, Inc. SOFR + 1.02%, 6.45%, 3/21/2024 (a)	5,147,000	5,149,367
Southern California Edison Co. SOFR + 0.83%, 6.27%, 4/1/2024 (a)	4,670,000	4,669,393
		24,736,973
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc. SOFR + 1.78%, 7.20%, 3/15/2024 (a)	5,873,000	5,886,978
GAS — 0.1%
Spire Missouri, Inc. SOFR + 0.50%, 5.91%, 12/2/2024 (a)	3,485,000	3,482,038
HEALTH CARE PRODUCTS — 0.0% (d)
Baxter International, Inc. SOFR + 0.44%, 5.85%, 11/29/2024 (a)	251,000	250,365
HEALTH CARE SERVICES — 0.7%
Roche Holdings, Inc.:
SOFR + 0.24%, 5.66%, 3/5/2024 (a) (b)	4,290,000	4,288,842
SOFR + 0.56%, 5.98%, 3/10/2025 (a) (b)	8,130,000	8,140,894
SOFR + 0.74%, 6.14%, 11/13/2026 (a) (b)	5,000,000	5,007,900
		17,437,636
INSURANCE — 7.5%
Athene Global Funding:
SOFR + 0.56%, 5.96%, 8/19/2024 (a) (b)	4,535,000	4,516,270
SOFR + 0.72%, 6.08%, 1/7/2025 (a) (b)	3,970,000	3,915,333
SOFR + 0.70%, 6.11%, 5/24/2024 (a) (b)	20,076,000	20,057,129
Brighthouse Financial Global Funding SOFR + 0.76%, 6.13%, 4/12/2024 (a) (b)	3,584,000	3,575,363
GA Global Funding Trust:
SOFR + 0.50%, 5.92%, 9/13/2024 (a) (b)	5,650,000	5,600,223
SOFR + 1.36%, 6.73%, 4/11/2025 (a) (b)	3,730,000	3,729,478
Jackson National Life Global Funding SOFR + 1.15%, 6.59%, 6/28/2024 (a) (b)	9,895,000	9,905,093
Security Description	Principal Amount	Value
MassMutual Global Funding II:
SOFR + 0.27%, 5.65%, 10/21/2024 (a) (b)	$ 6,605,000	$ 6,595,225
SOFR + 0.36%, 5.73%, 4/12/2024 (a) (b)	12,189,000	12,181,321
SOFR + 0.98%, 6.35%, 7/10/2026 (a) (b)	3,762,000	3,761,887
Metropolitan Life Global Funding I:
SOFR + 0.32%, 5.68%, 1/7/2024 (a) (b)	7,348,000	7,348,073
SOFR + 0.30%, 5.73%, 9/27/2024 (a) (b)	5,125,000	5,114,699
SOFR + 0.91%, 6.34%, 3/21/2025 (a) (b)	4,193,000	4,213,084
New York Life Global Funding:
SOFR + 0.31%, 5.69%, 4/26/2024 (a) (b)	6,169,000	6,165,792
SOFR + 0.33%, 5.70%, 1/14/2025 (a) (b)	5,040,000	5,031,281
SOFR + 0.43%, 5.85%, 6/6/2024 (a) (b)	4,515,000	4,513,916
SOFR + 0.48%, 5.90%, 6/9/2026 (a) (b)	8,329,000	8,249,874
SOFR + 0.61%, 5.99%, 4/21/2025 (a) (b)	1,755,000	1,757,071
SOFR + 0.65%, 6.04%, 5/2/2025 (a) (b)	500,000	500,900
SOFR + 0.70%, 6.12%, 6/13/2025 (a) (b)	125,000	125,290
SOFR + 0.93%, 6.37%, 4/2/2026 (a) (b)	8,750,000	8,774,762
Northwestern Mutual Global Funding:
SOFR + 0.33%, 5.76%, 3/25/2024 (a) (b)	5,127,000	5,124,642
SOFR + 0.70%, 6.12%, 6/13/2025 (a) (b)	800,000	799,992
Pacific Life Global Funding II:
SOFR + 0.40%, 5.78%, 1/27/2025 (a) (b)	2,820,000	2,807,846
SOFR + 0.62%, 6.03%, 6/4/2026 (a) (b)	6,974,000	6,921,207
SOFR + 0.80%, 6.22%, 12/6/2024 (a) (b)	3,050,000	3,058,113
SOFR + 0.80%, 6.24%, 3/30/2025 (a) (b)	4,400,000	4,403,344
SOFR + 0.86%, 6.28%, 6/16/2025 (a) (b)	7,000,000	7,003,150
SOFR + 1.05%, 6.43%, 7/28/2026 (a) (b)	2,000,000	2,004,020
Principal Life Global Funding II:
SOFR + 0.38%, 5.79%, 8/23/2024 (a) (b)	3,457,000	3,452,852
SOFR + 0.45%, 5.82%, 4/12/2024 (a) (b)	3,729,000	3,726,278

See accompanying notes to financial statements.
33

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Protective Life Global Funding:
SOFR + 0.98%, 6.42%, 3/28/2025 (a) (b)	$ 7,475,000	$ 7,492,342
SOFR + 1.05%, 6.47%, 12/11/2024 (a) (b)	1,100,000	1,104,103
		173,529,953
INTERNET — 0.2%
Tencent Holdings Ltd.:
3 mo. USD Term SOFR + 1.17%, 6.58%, 4/11/2024 (a) (b)	1,500,000	1,502,595
3 mo. USD Term SOFR + 1.17%, 6.58%, 4/11/2024 (a)	3,545,000	3,551,133
		5,053,728
MACHINERY, CONSTRUCTION & MINING — 1.2%
Caterpillar Financial Services Corp.:
Series MTN, SOFR + 0.17%, 5.54%, 1/10/2024 (a)	4,005,000	4,004,880
Series MTN, SOFR + 0.25%, 5.65%, 5/17/2024 (a)	6,153,000	6,150,108
Series MTN, SOFR + 0.27%, 5.69%, 9/13/2024 (a)	8,635,000	8,630,078
Series MTN, SOFR + 0.46%, 5.85%, 8/11/2025 (a)	4,006,000	4,009,646
Series MTN, SOFR + 0.52%, 5.94%, 6/13/2025 (a)	5,454,000	5,463,599
		28,258,311
MACHINERY-DIVERSIFIED — 1.0%
John Deere Capital Corp.:
Series MTN, SOFR + 0.20%, 5.56%, 10/11/2024 (a)	7,179,000	7,170,098
Series MTN, SOFR + 0.50%, 5.94%, 7/3/2025 (a)	5,150,000	5,158,395
Series MTN, SOFR + 0.56%, 5.97%, 3/7/2025 (a)	3,852,000	3,859,588
Series MTN, SOFR + 0.57%, 5.98%, 3/3/2026 (a)	3,821,000	3,824,362
Series MTN, SOFR + 0.79%, 6.21%, 6/8/2026 (a)	3,755,000	3,776,967
		23,789,410
Security Description	Principal Amount	Value
MEDIA — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 3 mo. USD Term SOFR + 1.91%, 7.29%, 2/1/2024 (a)	$ 8,570,000	$ 8,570,000
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co. Series MTN, 3 mo. USD Term SOFR + 0.56%, 5.94%, 2/14/2024 (a)	3,564,000	3,563,394
General Electric Co. Series MTN, 3 mo. USD Term SOFR + 0.64%, 6.03%, 5/5/2026 (a)	5,866,000	5,828,692
		9,392,086
PIPELINES — 0.5%
Enbridge, Inc. SOFR + 0.63%, 6.03%, 2/16/2024 (a)	6,956,000	6,956,209
TransCanada PipeLines Ltd. SOFR + 1.52%, 6.94%, 3/9/2026 (a)	4,550,000	4,558,554
		11,514,763
REAL ESTATE INVESTMENT TRUSTS — 0.6%
Public Storage Operating Co.:
SOFR + 0.47%, 5.85%, 4/23/2024 (a) (c)	8,275,000	8,275,165
SOFR + 0.60%, 5.98%, 7/25/2025 (a)	4,778,000	4,784,403
		13,059,568
RETAIL — 0.2%
Starbucks Corp. SOFR + 0.42%, 5.82%, 2/14/2024 (a)	5,774,000	5,774,289
SAVINGS & LOANS — 0.2%
Nationwide Building Society SOFR + 1.29%, 6.69%, 2/16/2028 (a) (b)	3,626,000	3,569,978
SEMICONDUCTORS — 0.3%
Analog Devices, Inc. SOFR + 0.25%, 5.69%, 10/1/2024 (a)	5,987,000	5,980,055
TELECOMMUNICATIONS — 1.7%
AT&T, Inc. 3 mo. USD Term SOFR + 1.44%, 6.81%, 6/12/2024 (a) (c)	16,608,000	16,656,329
Verizon Communications, Inc.:
SOFR + 0.79%, 6.22%, 3/20/2026 (a)	16,017,000	16,016,840

See accompanying notes to financial statements.
34

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.36%, 6.74%, 5/15/2025 (a)	$ 856,000	$ 862,720
Vodafone Group PLC 3 mo. USD Term SOFR + 1.25%, 6.65%, 1/16/2024 (a)	5,682,000	5,679,670
		39,215,559
TOTAL CORPORATE BONDS & NOTES (Cost $1,652,396,399)		1,651,777,859
FOREIGN GOVERNMENT OBLIGATIONS — 27.7%
AUSTRALIA — 0.3%
National Australia Bank Ltd. SOFR + 0.86%, 6.28%, 6/9/2025 (a) (b)	6,475,000	6,498,439
CANADA — 1.7%
CPPIB Capital, Inc.:
SOFR + 1.25%, 6.60%, 04/04/2025 (a) (b)	9,650,000	9,756,730
SOFR + 1.25%, 6.67%, 03/11/2026 (a) (b)	17,900,000	18,233,979
PSP Capital, Inc. SOFR + 0.24%, 5.65%, 3/3/2025 (a) (b)	11,638,000	11,626,004
		39,616,713
GERMANY — 0.7%
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 6.39%, 2/12/2024 (a)	17,246,000	17,263,074
NETHERLANDS — 1.0%
BNG Bank NV SOFR + 1.00%, 6.39%, 8/5/2026 (a) (b)	5,000,000	5,075,966
Cooperatieve Rabobank UA:
SOFR + 0.38%, 5.75%, 01/10/2025 (a)	5,972,000	5,956,592
SOFR + 0.90%, 6.26%, 10/05/2026 (a)	4,250,000	4,247,195
Series MTN, SOFR + 0.70%, 6.07%, 07/18/2025 (a)	7,925,000	7,930,310
		23,210,063
NEW ZEALAND — 0.3%
ANZ New Zealand International Ltd. SOFR + 0.60%, 6.00%, 2/18/2025 (a) (b)	5,805,000	5,798,731
NORWAY — 0.9%
Kommunalbanken AS SOFR + 1.00%, 6.42%, 6/17/2026 (a) (b)	20,550,000	20,853,294
Security Description	Principal Amount	Value
SOUTH KOREA — 0.3%
Korea Development Bank:
SOFR + 0.25%, 5.61%, 03/09/2024 (a)	$ 3,420,000	$ 3,418,203
SOFR + 0.70%, 6.07%, 10/23/2026 (a)	4,000,000	4,005,154
		7,423,357
SUPRANATIONAL — 21.9%
Asian Development Bank:
Series GMTN, SOFR + 1.00%, 6.36%, 04/06/2027 (a)	15,250,000	15,558,050
Series GMTN, SOFR + 1.00%, 6.41%, 08/27/2026 (a)	13,050,000	13,299,908
Series GMTN, SOFR + 1.00%, 6.42%, 06/16/2026 (a)	22,975,000	23,378,900
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 5.59%, 04/15/2026 (a) (b) (c)	4,500,000	4,484,970
SOFR + 0.62%, 6.02%, 08/16/2027 (a) (b)	8,750,000	8,784,213
European Bank for Reconstruction & Development:
Series GMTN, SOFR + 0.19%, 5.56%, 04/14/2026 (a)	34,832,000	34,785,673
Series GMTN, SOFR + 0.28%, 5.65%, 10/15/2024 (a)	21,455,000	21,475,168
European Investment Bank:
SOFR + 0.28%, 5.70%, 03/05/2024 (a) (b)	18,950,000	18,956,253
SOFR + 1.00%, 6.38%, 01/21/2026 (a) (b)	17,500,000	17,770,550
SOFR + 1.00%, 6.40%, 05/21/2028 (a) (b)	13,000,000	13,339,300
Inter-American Development Bank:
SOFR + 0.17%, 5.59%, 09/16/2026 (a)	24,294,000	24,251,971
SOFR + 0.28%, 5.64%, 04/12/2027 (a)	17,000,000	16,974,500
SOFR + 0.35%, 5.69%, 10/04/2027 (a)	12,650,000	12,652,024
SOFR + 0.35%, 5.70%, 10/05/2028 (a)	6,000,000	5,986,980
Series GMTN, SOFR + 0.20%, 5.59%, 02/10/2026 (a)	28,760,000	28,728,652
Series GMTN, SOFR + 0.25%, 5.64%, 02/04/2025 (a)	13,150,000	13,158,942

See accompanying notes to financial statements.
35

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.27%, 5.69%, 03/20/2028 (a)	$ 14,500,000	$ 14,447,510
Inter-American Investment Corp. SOFR + 0.27%, 5.70%, 3/22/2024 (a)	3,430,000	3,430,583
International Bank for Reconstruction & Development:
SOFR + 0.18%, 5.60%, 06/15/2026 (a)	10,865,000	10,858,046
SOFR + 0.31%, 5.73%, 09/18/2025 (a)	27,950,000	28,005,341
SOFR + 0.31%, 5.74%, 09/23/2026 (a)	32,400,000	32,468,364
SOFR + 0.37%, 5.73%, 01/12/2027 (a)	39,800,000	39,911,042
SOFR + 0.43%, 5.83%, 08/19/2027 (a)	41,136,000	41,289,437
SOFR + 0.30%, 5.69%, 08/06/2024 (a)	19,104,000	19,123,295
SOFR + 0.39%, 5.81%, 06/17/2024 (a)	13,825,000	13,842,973
International Finance Corp.:
SOFR + 0.28%, 5.70%, 03/16/2026 (a)	10,150,000	10,167,357
Series MTN, SOFR + 0.09%, 5.53%, 04/03/2024 (a)	7,900,000	7,900,316
Nordic Investment Bank SOFR + 1.00%, 6.39%, 5/12/2026 (a)	14,150,000	14,393,663
		509,423,981
SWEDEN — 0.6%
Svensk Exportkredit AB Series GMTN, SOFR + 1.00%, 6.39%, 8/3/2026 (a)	14,440,000	14,644,804
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $645,065,077)		644,732,456

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	34,757,073	$ 34,770,976
State Street Navigator Securities Lending Portfolio II (g) (h)	4,234,225	4,234,225
TOTAL SHORT-TERM INVESTMENTS (Cost $39,004,701)		39,005,201
TOTAL INVESTMENTS — 100.4% (Cost $2,336,466,177)		2,335,515,516
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(9,778,214)
NET ASSETS — 100.0%		$ 2,325,737,302
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.9% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,651,777,859	$—	$1,651,777,859
Foreign Government Obligations	—	644,732,456	—	644,732,456
Short-Term Investments	39,005,201	—	—	39,005,201
TOTAL INVESTMENTS	$39,005,201	$2,296,510,315	$—	$2,335,515,516
See accompanying notes to financial statements.
36

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	62,922,391	$62,934,976	$291,559,860	$319,731,647	$7,404	$383	34,757,073	$34,770,976	$836,383
State Street Navigator Securities Lending Portfolio II	14,692,000	14,692,000	57,941,863	68,399,638	—	—	4,234,225	4,234,225	52,478
Total		$77,626,976	$349,501,723	$388,131,285	$7,404	$383		$39,005,201	$888,861

See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.3%
ALABAMA — 1.7%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$ 1,635,000	$ 1,393,797
Birmingham Airport Authority Revenue, AL BAM, 5.00%, 7/1/2030 (a)	500,000	577,442
Black Belt Energy Gas District Revenue, AL Series A, VRN, 4.00%, 12/1/2052 (b)	5,000,000	4,928,565
County of Jefferson Sewer Revenue, AL:
Series E, Zero Coupon, 10/1/2035	150,000	63,182
Series A, AGM, 5.25%, 10/1/2048 (a)	240,000	243,715
Series D, 6.00%, 10/1/2042	4,280,000	4,490,750
Series D, 6.50%, 10/1/2053	12,510,000	13,140,089
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	501,628
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	3,440,000	3,495,068
AMT, VRN, 6.38%, 11/1/2050 (b)	785,000	847,190
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	103,068
Series A, 3.00%, 2/1/2030	200,000	195,198
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	527,848
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2029	1,715,000	1,818,673
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,589,270
Tuscaloosa County Industrial Development Authority Revenue, AL:
Series A, 4.50%, 5/1/2032 (c)	1,554,000	1,480,117
Series A, 5.25%, 5/1/2044 (c)	7,165,000	6,601,176
		41,996,776
Security Description	Principal Amount	Value
ALASKA — 0.1%
Borough of Matanuska-Susitna Revenue, AK 5.25%, 9/1/2027	$ 120,000	$ 124,007
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Class 2, Zero Coupon, 6/1/2066	800,000	105,252
Series A, Class 1, 4.00%, 6/1/2050	1,200,000	1,111,270
State of Alaska International Airports System Revenue, AK Series B, 5.00%, 10/1/2035	545,000	559,600
		1,900,129
AMERICAN SAMOA — 0.0% (d)
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,043,373
ARIZONA — 1.9%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, Class A, 3.63%, 5/20/2033	924,825	875,496
Series A, 4.00%, 7/15/2030 (c)	125,000	120,602
Series A, 4.00%, 7/1/2032	1,000,000	1,006,620
Series A, 4.00%, 12/15/2041 (c)	105,000	87,491
Series A, 4.00%, 12/15/2051 (c)	165,000	124,148
Series A, 4.50%, 1/1/2049	655,000	375,286
Series A, 4.75%, 7/1/2029 (c)	140,000	139,398
5.00%, 7/1/2039 (c)	365,000	359,203
5.00%, 7/1/2049 (c)	1,000,000	929,299
5.00%, 7/1/2054 (c)	500,000	431,023
Series A, 5.00%, 6/1/2031 (c)	310,000	312,945
Series A, 5.00%, 7/1/2049 (c)	500,000	452,005
Series A, 5.00%, 7/15/2049	500,000	488,232
Series A, 5.00%, 7/1/2051 (c)	2,000,000	1,734,678
Series A, 5.00%, 7/1/2054 (c)	500,000	443,095
Series B, 5.00%, 3/1/2037 (c)	75,000	72,400
Series B, 5.00%, 3/1/2042 (c)	70,000	64,869
Series B, 5.00%, 1/1/2049	860,000	449,388
Series D, 5.00%, 7/1/2051 (c)	185,000	168,316
Series G, 5.00%, 7/1/2047 (c)	100,000	92,458
Series B, 5.35%, 10/1/2028 (b) (c)	2,230,000	2,031,783
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,040,539
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	862,677
Series A, 5.00%, 5/15/2056	500,000	410,056
5.25%, 11/15/2046	1,010,000	740,503

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	$ 30,000	$ 29,724
Series A, 4.00%, 12/1/2051 (c)	5,000,000	3,914,944
5.00%, 7/1/2045 (c)	4,285,000	4,006,555
Series A, 5.00%, 7/1/2041 (c)	5,685,000	5,574,584
Series A, 6.75%, 7/1/2044 (c)	1,000,000	1,007,900
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (c)	2,500,000	2,097,559
Series A, 4.00%, 4/1/2046	650,000	619,293
5.00%, 6/15/2034 (c)	100,000	100,372
5.25%, 7/1/2036	315,000	314,712
6.75%, 2/1/2050 (c)	310,000	317,158
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (c)	2,080,000	1,810,715
Series A, 5.00%, 9/1/2033	675,000	752,685
Series A, 6.00%, 7/1/2052 (c)	1,000,000	1,012,138
Series A, 6.25%, 7/1/2053 (c)	1,900,000	1,912,055
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	406,942
Series A, 3.60%, 2/1/2040	600,000	546,515
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	4,000,000	4,366,479
5.25%, 12/1/2027	265,000	279,665
5.25%, 12/1/2028	105,000	112,085
Sierra Vista Industrial Development Authority Revenue, AZ 5.75%, 6/15/2053 (c)	1,000,000	1,005,843
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,070,478
Series A, 4.00%, 12/1/2046	1,005,000	758,462
Series B, 4.00%, 12/1/2056	2,135,000	1,478,882
Series A, 6.13%, 10/1/2052 (c)	500,000	300,235
		47,608,490
ARKANSAS — 0.9%
Arkansas Development Finance Authority Revenue, AR:
Series A, AMT, 4.50%, 9/1/2049 (c)	13,830,000	13,725,163
AMT, 5.45%, 9/1/2052	6,270,000	6,269,498
AMT, 5.70%, 5/1/2053	2,910,000	2,947,961
Security Description	Principal Amount	Value
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	$ 100,000	$ 94,861
		23,037,483
CALIFORNIA — 11.4%
Alameda Corridor Transportation Authority Revenue, CA Series B, AGM, 4.00%, 10/1/2035 (a)	2,750,000	2,804,730
Anaheim Public Financing Authority Revenue, CA Series C, AGM, Zero Coupon, 9/1/2029 (a)	915,000	768,329
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	475,000	477,626
Series A, 5.00%, 3/1/2041	665,000	667,151
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	145,342
California Community Choice Financing Authority Revenue, CA:
Series B-1, 5.00%, 7/1/2053 (b)	1,340,000	1,423,399
Series C, 5.25%, 1/1/2054 (b)	2,000,000	2,115,642
Series D, 5.50%, 5/1/2054 (b)	5,000,000	5,387,028
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (c)	915,000	624,448
Series A-1, 3.00%, 2/1/2057 (c)	3,500,000	2,125,475
Series A, 4.00%, 2/1/2056 (c)	2,820,000	1,858,007
Series A-1, 4.00%, 2/1/2056 (c)	4,000,000	3,286,881
Series A-2, 4.00%, 8/1/2047 (c)	1,270,000	1,019,964
Series A-2, 4.00%, 2/1/2050 (c)	2,000,000	1,461,290
Series A-2, 4.00%, 8/1/2051 (c)	2,000,000	1,235,128
Series A, 5.00%, 8/1/2049 (c)	2,500,000	2,346,231
Series A, 5.00%, 2/1/2050 (c)	5,000,000	3,885,159
Series A, 5.00%, 8/1/2050 (c)	1,000,000	928,042
California County Tobacco Securitization Agency Revenue, CA:
Series C, Zero Coupon, 6/1/2057	5,000,000	752,403
Series A, 4.00%, 6/1/2049	1,000,000	944,412
Series B-1, 5.00%, 6/1/2049	565,000	581,828
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	340,645
Series A, 4.00%, 8/15/2049	475,000	453,209

See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2047	$ 1,000,000	$ 1,018,484
California Housing Finance Agency Revenue, CA:
Series 2, Class A, 4.00%, 3/20/2033	8,418,660	8,559,672
Series 1, 4.38%, 9/20/2036	2,624,922	2,634,545
California Municipal Finance Authority Revenue, CA:
BAM, 3.00%, 5/15/2051 (a)	1,250,000	960,578
Series A, AGM, 3.25%, 12/31/2032 (a)	625,000	606,454
AMT, 4.00%, 7/15/2029	4,000,000	3,931,751
BAM, 4.00%, 5/15/2041 (a)	355,000	355,495
BAM, 4.00%, 5/15/2046 (a)	1,000,000	979,251
Series A, 4.00%, 12/31/2047	2,000,000	1,845,969
5.00%, 5/15/2049	1,000,000	1,024,603
5.00%, 5/15/2051	1,165,000	1,187,820
5.00%, 5/15/2052	500,000	511,044
Series A, AMT, 5.00%, 6/30/2027	205,000	214,415
Series A, AMT, 5.00%, 6/30/2028	100,000	106,083
Series A, AMT, 5.00%, 12/31/2031	2,300,000	2,439,261
Series A, 5.00%, 7/1/2034	280,000	293,040
Series A, 5.00%, 10/1/2039 (c)	150,000	145,847
Series A, AMT, 5.00%, 12/31/2043	500,000	513,142
Series A, 5.00%, 7/1/2047	185,000	187,544
Series A, AMT, 5.00%, 12/31/2047	600,000	613,307
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,139,364
Series B, AMT, 5.00%, 6/1/2048	600,000	612,215
5.25%, 1/1/2045	1,000,000	780,480
Series A, 5.25%, 11/1/2041	1,000,000	1,009,398
California Municipal Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2052	2,000,000	2,074,516
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	665,666
AMT, 5.00%, 11/21/2045 (c)	500,000	500,045
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	508,661
Series A, 5.00%, 11/15/2046 (c)	900,000	827,522
Series A, 5.00%, 11/15/2051 (c)	600,000	537,058
Series A, 5.00%, 11/15/2056 (c)	415,000	364,279
Security Description	Principal Amount	Value
California School Finance Authority Revenue, CA:
5.00%, 8/1/2032 (c)	$ 700,000	$ 741,651
5.00%, 6/1/2054 (c)	250,000	226,590
Series A, 5.00%, 7/1/2042 (c)	2,215,000	2,082,554
Series A, 5.00%, 7/1/2047 (c)	250,000	229,006
Series A, 5.00%, 6/1/2050 (c)	605,000	435,906
Series A, 5.00%, 7/1/2058 (c)	1,000,000	939,193
Series A, 5.00%, 6/1/2059 (c)	3,895,000	2,681,575
Series A, 5.75%, 6/1/2053 (c) (e)	2,000,000	1,950,053
Series A, 6.25%, 6/1/2042 (c)	1,120,000	1,159,317
Series A, 6.38%, 6/1/2052 (c)	1,250,000	1,284,642
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	707,277
BAM, 3.00%, 5/15/2054 (a)	3,500,000	2,652,224
Series A, 3.00%, 8/15/2036	205,000	195,364
Series A, 3.00%, 4/1/2037	835,000	760,591
Series A, 3.50%, 11/1/2027 (c)	2,645,000	2,560,051
Series A, 4.00%, 4/1/2042	130,000	127,120
4.25%, 1/1/2043	480,000	470,831
5.00%, 1/1/2031	700,000	745,136
5.00%, 1/1/2032	1,125,000	1,196,875
5.00%, 5/15/2033	240,000	245,821
Series A, 5.00%, 12/1/2025 (c)	2,700,000	2,755,647
Series A, 5.00%, 12/1/2028 (c)	100,000	102,916
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,029,150
Series A, 5.00%, 6/1/2036 (c)	2,210,000	2,219,357
Series A, 5.00%, 12/1/2041 (c)	5,000,000	4,989,584
Series A, 5.00%, 12/1/2046 (c)	1,000,000	988,807
Series A, 5.00%, 5/15/2050	1,565,000	1,577,614
Series B, 5.00%, 7/1/2032	195,000	197,060
5.25%, 7/1/2039 (c)	2,000,000	2,027,591
Series A, 5.25%, 12/1/2034	1,940,000	1,958,905
Series A, 5.25%, 8/15/2037	605,000	637,207
Series A, 5.25%, 12/1/2038 (c)	1,475,000	1,525,279
Series A, 5.25%, 12/1/2043 (c)	875,000	900,272
Series A, 5.25%, 11/1/2044 (c)	300,000	243,426
Series A, 5.25%, 12/1/2044	8,045,000	8,065,034
Series A, 5.25%, 12/1/2048 (c)	705,000	720,673
Series A, 5.50%, 7/1/2039	12,148	11,419
Series A, 5.50%, 12/1/2054	2,500,000	2,494,564
Series A, 5.75%, 7/1/2030	10,389	9,766
Series A, 5.75%, 7/1/2035	1,099	1,033

See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	$ 995,000	$ 850,704
Series A, 5.00%, 9/2/2039	945,000	1,005,339
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,335,000	1,370,456
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (c)	15,750,000	801,355
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA Zero Coupon, 9/1/2032 (a)	400,000	290,206
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	710,000	647,325
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (c)	850,000	886,638
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	914,305
4.00%, 9/1/2051	335,000	296,264
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	1,000,000	921,893
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	597,755
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	987,483
5.00%, 9/1/2044	255,000	256,051
5.00%, 9/1/2047 (c)	1,000,000	1,022,753
City of Sacramento Transient Occupancy Tax Revenue, CA Series A, 5.00%, 6/1/2035	670,000	730,279
CMFA Special Finance Agency I Revenue, CA Series A, 4.00%, 4/1/2056 (c)	5,130,000	3,625,709
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (c)	2,000,000	1,688,455
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (c)	3,500,000	2,309,383
Series A-2, 4.00%, 8/1/2047 (c)	790,000	630,029
Security Description	Principal Amount	Value
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (c)	$ 4,500,000	$ 2,953,534
CMFA Special Finance Agency XII Revenue, CA Series A, 3.25%, 2/1/2057 (c)	3,500,000	2,492,044
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (c)	1,000,000	988,647
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	1,014,004
5.00%, 9/1/2042	1,000,000	1,028,660
5.00%, 9/1/2045	100,000	101,815
County of Santa Barbara, Certificate Participation, CA Series B, AMT, 5.00%, 12/1/2029	975,000	1,063,290
CSCDA Community Improvement Authority Revenue, CA:
Series A-1, 2.80%, 3/1/2047 (c)	1,000,000	719,943
Series A, 3.00%, 9/1/2056 (c)	1,375,000	936,781
Series A-1, 3.00%, 6/1/2047 (c)	8,000,000	5,780,238
Series A-2, 3.00%, 12/1/2056 (c)	6,400,000	4,351,555
Series A-2, 3.00%, 3/1/2057 (c)	1,245,000	828,805
Series A-2, 3.13%, 7/1/2056 (c)	5,000,000	3,255,269
Series A-2, 3.13%, 8/1/2056 (c)	1,500,000	1,040,761
Series A2, 3.25%, 5/1/2057 (c)	5,000,000	3,272,947
Series A-2, 3.25%, 7/1/2056 (c)	500,000	336,167
Series A-1, 3.50%, 10/1/2046 (c)	1,655,000	1,263,866
Series A, 4.00%, 8/1/2056 (c)	995,000	746,912
Series A-2, 4.00%, 7/1/2056 (c)	6,870,000	4,926,857
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	1,441,971
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,073,703
Series B, 4.00%, 12/1/2059 (c)	1,535,000	984,541
Series A-2, 4.30%, 7/1/2059 (c)	5,000,000	4,108,110
Series A, 5.00%, 1/1/2054 (c)	2,470,000	1,972,769
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	809,420

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2047	$ 1,250,000	$ 1,276,743
Foothill-Eastern Transportation Corridor Agency Revenue, CA:
Series B-1, 3.95%, 1/15/2053	3,130,000	2,947,111
Series A, 4.00%, 1/15/2046	2,990,000	2,947,756
Series A, AGM, 5.00%, 1/15/2042 (a)	430,000	430,293
Series C, 5.00%, 1/15/2031	670,000	743,822
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, Zero Coupon, 6/1/2066	91,200,000	10,729,844
Series A-1, 5.00%, 6/1/2051	390,000	408,654
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,812,779
Zero Coupon, 6/1/2057 (c)	15,000,000	929,412
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,558,811
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,988,886
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	920,000	939,276
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	107,433
Series A, 5.50%, 11/15/2030	270,000	301,063
Long Beach Bond Finance Authority, Special Obligation, CA Series C, AMBAC, 5.50%, 8/1/2031 (a)	345,000	393,675
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	245,000	265,745
Series A, 6.50%, 11/1/2039	775,000	997,594
Series B, 6.50%, 11/1/2039	3,000,000	3,861,654
Series B, 7.00%, 11/1/2034	400,000	514,714
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2032	500,000	556,429
Oakland Unified School District/Alameda County, General Obligation, CA Series A, 5.00%, 8/1/2033	65,000	67,463
Security Description	Principal Amount	Value
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	$ 500,000	$ 519,278
Series A, 5.00%, 8/15/2046	550,000	560,048
Series A, 5.50%, 8/15/2048	1,550,000	1,625,987
Series A, 5.50%, 8/15/2053	2,000,000	2,091,912
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	511,851
5.00%, 11/1/2042	2,000,000	2,018,275
Peralta Community College District, General Obligation, CA Series A, 4.00%, 8/1/2031	975,000	978,135
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,496,188
Series B-2, 5.00%, 9/1/2052	1,245,000	1,247,911
Series B-2, 5.25%, 9/1/2047	1,330,000	1,375,760
Riverside County Public Financing Authority Revenue, CA 5.25%, 11/1/2040	100,000	104,724
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	6,210,000	4,850,150
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020-A, AMT, 4.00%, 5/1/2039	2,485,000	2,500,419
Series A, AMT, 5.00%, 1/1/2025	555,000	563,518
Series A, AMT, 5.00%, 5/1/2035	560,000	625,108
Series A, AMT, 5.00%, 5/1/2036	770,000	851,761
Series E, AMT, 5.00%, 5/1/2045	600,000	625,610
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	5,518,000	5,593,053
Series B, 5.25%, 1/15/2044	13,000,000	13,076,038
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,549,004
Series C, Zero Coupon, 6/1/2056	5,250,000	536,969
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	864,318

See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sulphur Springs Union School District, Special Tax Revenue, CA 5.00%, 9/1/2043	$ 75,000	$ 77,193
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (c)	100,000	105,323
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,163,671
Series A, Class 1, 5.00%, 6/1/2035	500,000	538,613
Series B-1, Class 2, 5.00%, 6/1/2048	3,245,000	3,341,843
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,402,407
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	107,220
Washington Township Health Care District Revenue, CA:
Series A, 5.75%, 7/1/2048	480,000	538,354
Series A, 5.75%, 7/1/2053	245,000	267,771
		285,439,519
COLORADO — 3.2%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,631,406
5.00%, 12/1/2051	1,965,000	1,807,210
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,471,001
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (c)	500,000	481,204
5.00%, 12/1/2049 (c)	1,300,000	1,213,971
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	1,000,000	989,754
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	508,293
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,158,716
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (c)	1,917,000	1,917,709
Security Description	Principal Amount	Value
City & County of Denver Airport System Revenue, CO:
Series A, AMT, 5.00%, 12/1/2029	$ 525,000	$ 570,023
Series A, AMT, 5.00%, 12/1/2043	2,500,000	2,595,767
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	3,585,000	3,584,724
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	874,448
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	1,000,000	835,461
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	216,844
5.00%, 10/1/2039 (c)	1,595,000	1,521,272
5.00%, 10/1/2049 (c)	540,000	484,545
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	3,095,000	3,113,741
Series A-2, 4.00%, 8/1/2049	510,000	489,155
5.00%, 1/1/2031	105,000	105,454
5.00%, 1/1/2037	2,750,000	2,734,416
5.00%, 1/1/2038	200,000	197,229
5.00%, 12/1/2054 (c)	1,250,000	779,070
Series B, 5.00%, 7/1/2057 (b)	1,042,165	806,550
Series A, 5.30%, 7/1/2037	270,000	213,702
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,687,582
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	498,098
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2025	1,900,000	1,938,456
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	471,922
Series A, 5.00%, 12/1/2039	40,000	40,014
Series A, 5.25%, 12/1/2045	370,000	370,217
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (c)	100,000	101,096
E-470 Public Highway Authority Revenue, CO Series B, Zero Coupon, 9/1/2037 (a)	475,000	248,501

See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (c)	$ 400,000	$ 406,317
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,437,240
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,948,930
Series A, 5.75%, 12/1/2052	535,000	531,982
Heritage Todd Creek Metropolitan District, General Obligation, CO 6.13%, 12/1/2044	1,000,000	1,003,220
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	492,996
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	630,486
Lakes at Centerra Metropolitan District No. 2, General Obligation, CO Series A, 5.25%, 12/1/2047	1,000,000	965,625
Lanterns Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2039	1,375,000	1,354,187
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	953,445
Series A, 5.25%, 12/1/2050	2,000,000	1,900,508
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,595,828
Peak Metropolitan District No. 3, General Obligation, CO Series A-1, 7.50%, 12/1/2052	2,210,000	2,227,497
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,565,347
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (c)	1,000,000	982,325
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (c)	2,990,000	2,991,296
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,115,039
Security Description	Principal Amount	Value
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (c)	$ 1,825,000	$ 1,241,000
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	365,319
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	954,622
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (c)	1,000,000	693,062
Series A, 5.00%, 12/1/2051 (c)	1,000,000	593,936
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,009,103
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	1,000,000	999,255
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	414,900
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	894,293
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,310,577
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	1,002,552
Verve Metropolitan District No. 1, General Obligation, CO:
5.00%, 12/1/2051	500,000	388,602
6.50%, 12/1/2043	2,000,000	1,916,016
6.75%, 12/1/2052	1,430,000	1,378,959
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,683,552
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	600,000	579,533
Series A, 5.00%, 12/1/2049	1,000,000	914,953
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	451,083
Series A-1, 4.13%, 12/1/2051	1,550,000	966,898
		80,518,034

See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CONNECTICUT — 0.7%
City of Hartford, General Obligation, CT Series C, 3.00%, 7/15/2027	$ 100,000	$ 100,259
Connecticut State Development Authority Revenue, CT AMT, 7.95%, 4/1/2026	300,000	300,082
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	493,334
Series R, 3.38%, 7/1/2037	190,000	186,751
Series F, 3.50%, 7/1/2026	5,000	4,860
Series A, 4.00%, 7/1/2038	745,000	665,242
Series A, 4.00%, 7/1/2049	1,000,000	839,417
Series F, 4.00%, 7/1/2030	1,100,000	1,062,705
Series L, 4.00%, 7/1/2034	250,000	253,240
Series L-1, 4.00%, 7/1/2029	490,000	507,575
Series L, 4.13%, 7/1/2041	500,000	501,992
Series A, 5.00%, 1/1/2045 (c)	300,000	250,949
Series A, 5.00%, 9/1/2046 (c)	110,000	88,785
Series A, 5.00%, 9/1/2053 (c)	500,000	385,295
Series F, 5.00%, 7/1/2037	1,175,000	1,175,541
Series F, 5.00%, 7/1/2045	1,040,000	1,052,369
Series G-1, 5.00%, 7/1/2044 (c)	275,000	263,708
Series G-1, 5.00%, 7/1/2050 (c)	500,000	460,357
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (c)	1,000,000	1,031,833
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (c)	1,000,000	1,010,957
State of Connecticut Bradley International Airport CFC Revenue, CT Series A, 5.00%, 7/1/2049	2,910,000	2,964,970
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2051 (c)	3,120,000	2,542,409
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	824,873
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2027	100,000	100,227
		17,067,730
DELAWARE — 0.2%
Delaware State Economic Development Authority Revenue, DE:
Series A, VRN, 1.25%, 10/1/2045 (b)	3,000,000	2,808,464
Security Description	Principal Amount	Value
Series B, VRN, 1.25%, 10/1/2040 (b)	$ 1,000,000	$ 936,155
Series A, 3.25%, 6/1/2026	365,000	348,577
Series A, 4.00%, 6/1/2042	160,000	127,823
Series A, 4.00%, 6/1/2052	70,000	50,714
Series A, 5.00%, 6/1/2036	500,000	488,686
Series A, 5.00%, 6/1/2046	700,000	627,797
		5,388,216
DISTRICT OF COLUMBIA — 0.9%
District of Columbia Revenue, DC:
5.00%, 4/1/2033	500,000	528,081
5.00%, 12/1/2034	500,000	565,504
5.00%, 10/1/2035	2,630,000	2,611,355
5.00%, 6/1/2050	2,590,000	2,425,532
Series A, 5.00%, 7/1/2032	150,000	147,859
Series A, 5.00%, 6/1/2041 (c)	250,000	233,441
Series A, 5.00%, 7/1/2052	115,000	95,717
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	6,279,245
Series C, Zero Coupon, 6/15/2055	20,000,000	2,140,026
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
AGC, Zero Coupon, 10/1/2035 (a)	220,000	145,155
Series A, Zero Coupon, 10/1/2037	2,000,000	1,086,122
Series B, 4.00%, 10/1/2044	650,000	633,687
Series B, 4.00%, 10/1/2049	1,625,000	1,533,290
Series B, AGM, 4.00%, 10/1/2053 (a)	3,125,000	3,003,970
Series A, 5.00%, 10/1/2033	855,000	932,027
		22,361,011
FLORIDA — 5.9%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	310,003
5.00%, 11/15/2024 (f)	30,000	28,972
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	1,225,000	1,213,717
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	98,273
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (c)	1,000,000	701,067

See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (c)	$ 1,500,000	$ 1,224,698
4.00%, 6/15/2051 (c)	1,500,000	1,113,182
Series A, 4.00%, 7/1/2056 (c)	885,000	628,354
5.00%, 12/15/2040 (c)	190,000	173,360
5.00%, 7/1/2046 (c)	750,000	545,787
Series A, 5.00%, 6/15/2039 (c)	390,000	362,941
Series A, 5.00%, 7/1/2050	600,000	424,745
Series A, 5.00%, 6/15/2055 (c)	290,000	251,380
Series A, 5.00%, 8/1/2055	700,000	697,285
Series A-1, 5.00%, 1/1/2055 (c)	250,000	193,994
Series A-1, 5.00%, 7/1/2056 (c)	3,850,000	3,514,587
Series A, 5.13%, 6/15/2037 (c)	450,000	446,321
Series A, 5.38%, 6/15/2038 (c)	105,000	102,171
5.63%, 8/1/2037 (c)	115,000	92,213
5.88%, 8/1/2052 (c)	610,000	441,022
6.10%, 8/15/2038 (c)	215,000	219,217
Series A, 7.50%, 6/1/2048 (c) (f)	3,019,549	301,955
Capital Trust Authority Revenue, FL:
Series A, 6.38%, 6/15/2058 (c)	1,000,000	1,011,789
Series A, 6.50%, 12/15/2053 (c)	1,320,000	1,339,799
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053	1,090,000	853,207
Central Florida Expressway Authority Revenue, FL BAM, 3.25%, 7/1/2039 (a)	100,000	95,188
Charlotte County Industrial Development Authority Revenue, FL Series A, AMT, 4.00%, 10/1/2051 (c)	1,720,000	1,410,744
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	402,281
City of Orlando Tourist Development Tax Revenue, FL:
Series A, AGM, 5.00%, 11/1/2026 (a)	735,000	775,215
Series A, AGM, 5.00%, 11/1/2028 (a)	500,000	536,567
Series A, AGM, 5.00%, 11/1/2036 (a)	200,000	211,754
Security Description	Principal Amount	Value
City of Pompano Beach Revenue, FL 4.00%, 9/1/2050	$ 500,000	$ 383,609
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	962,055
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	440,000	440,898
City of Tampa Revenue, FL 5.00%, 4/1/2040	500,000	506,554
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (c) (f)	298,278	9,545
Series A, 8.25%, 5/15/2049 (c) (f)	74,569	2,386
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (c)	140,000	139,111
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	213,652
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	140,027
Series A, AMT, 5.00%, 10/1/2036	300,000	323,027
County of Escambia Revenue, FL Series B, VRN, 2.00%, 11/1/2033 (b)	775,000	761,613
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	578,151
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	100,778
AMT, 5.00%, 10/1/2028	500,000	502,354
AMT, 5.00%, 10/1/2030	650,000	653,056
5.00%, 10/1/2033	505,000	525,976
Series A, 5.00%, 10/1/2036	765,000	792,469
County of Miami-Dade Revenue, FL:
Series C, AGC, Zero Coupon, 10/1/2048 (a)	595,000	205,386
5.00%, 10/1/2026	870,000	925,130
5.00%, 10/1/2027	240,000	253,377
5.00%, 10/1/2029	675,000	711,709
Series A, AGC, 6.88%, 10/1/2034 (a) (b)	145,000	178,141
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AGM, 4.00%, 10/1/2045 (a)	590,000	562,932

See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Osceola Transportation Revenue, FL Series A-1, 5.00%, 10/1/2049	$ 500,000	$ 505,680
County of Palm Beach Revenue, FL Series A, 5.00%, 4/1/2051 (c)	110,000	104,805
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	2,000,000	1,586,204
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	918,476
Series A, 5.00%, 8/15/2031	155,000	166,156
Series A, 5.00%, 8/15/2033	1,595,000	1,698,683
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	504,825
Series A, 4.00%, 6/1/2041 (c)	2,070,000	1,505,660
Series A, 4.00%, 7/1/2045	600,000	542,139
Series A, 4.00%, 7/1/2051 (c)	750,000	622,936
Series A, 4.00%, 6/1/2055 (c)	1,000,000	609,570
Series A, 4.00%, 6/30/2056 (c)	1,490,000	1,032,434
Series A, 4.75%, 7/15/2036 (c)	500,000	480,349
5.00%, 6/1/2051 (c)	2,000,000	1,626,990
Series A, 5.00%, 6/15/2035	2,425,000	2,516,061
Series A, 5.00%, 2/1/2052	2,000,000	1,853,557
Series A, 5.00%, 6/15/2052	1,035,000	1,039,019
Series C, 5.00%, 9/15/2040 (c)	100,000	90,021
5.25%, 6/15/2029 (c)	2,200,000	2,226,891
AMT, 5.25%, 8/1/2029 (c)	2,000,000	1,930,592
Series A, 5.25%, 6/1/2050 (c)	1,000,000	816,203
Series A, 5.25%, 6/1/2055 (c)	1,000,000	796,662
Series A, 6.00%, 6/15/2035 (c)	505,000	510,064
Series A, 6.00%, 6/15/2044 (c)	575,000	482,335
6.13%, 7/1/2032 (b) (c)	1,350,000	1,360,667
Series A, 6.13%, 6/15/2044 (c)	555,000	555,746
Series A, 6.13%, 6/15/2046 (c)	100,000	100,387
Series A, AMT, VRN, 6.25%, 1/1/2049 (b) (c)	4,015,000	4,015,000
Series A-2, 6.25%, 1/1/2049 (b) (c)	4,015,000	4,014,551
Series A, AMT, VRN, 6.38%, 1/1/2049 (b) (c)	5,865,000	5,686,381
Series A, 6.50%, 7/1/2044	925,000	927,835
Series A, AMT, VRN, 6.50%, 1/1/2049 (b) (c)	7,170,000	7,018,738
Series A, 6.75%, 6/15/2053 (c)	2,000,000	2,139,660
Security Description	Principal Amount	Value
Series B, AMT, 7.38%, 1/1/2049 (c)	$ 8,670,000	$ 8,720,857
Series A, 8.00%, 7/1/2057 (b) (c)	10,595,000	10,815,012
Florida Higher Educational Facilities Financial Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	1,005,456
Series A-1, 5.00%, 6/1/2048 (c)	1,000,000	904,629
FRERC Community Development District, Special Assessment, FL 5.50%, 11/1/2050	100,000	91,748
Greater Orlando Aviation Authority Revenue, FL:
AMT, 5.00%, 11/15/2036	2,850,000	2,850,071
Series A, AMT, 5.00%, 10/1/2026	235,000	245,693
Series A, AMT, 5.00%, 10/1/2027	170,000	180,654
Series A, AMT, 5.00%, 10/1/2042	250,000	258,034
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	567,991
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	119,955
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	979,268
Hernando County School District, Certificate Participation, FL Series A, AGM, 3.00%, 7/1/2035 (a)	115,000	110,858
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (f)	500,000	145,000
Series A, 6.25%, 4/1/2049 (f)	500,000	145,000
Hillsborough County Aviation Authority Revenue, FL Series A, AMT, 5.00%, 10/1/2048	1,740,000	1,789,766
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,931,916
Hillsborough County School Board, Certificate Participation, FL 5.00%, 7/1/2027	600,000	643,470

See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
JEA Electric System Revenue, FL:
Series B, 5.00%, 10/1/2028	$ 325,000	$ 352,116
Series B, 5.00%, 10/1/2029	370,000	399,651
Lakewood Ranch Stewardship District, Special Assessment, FL:
4.00%, 5/1/2050 (c)	1,250,000	1,005,539
6.13%, 5/1/2043	1,200,000	1,249,159
6.30%, 5/1/2054	1,080,000	1,116,056
Lee County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 10/1/2057	550,000	452,549
5.75%, 6/15/2042 (c)	500,000	482,769
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	730,000	640,957
Miami Beach Redevelopment Agency, Special Obligation, FL Series A, 5.00%, 2/1/2033	680,000	682,245
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,003,547
Miami-Dade County Expressway Authority Revenue, FL:
Series A, 5.00%, 7/1/2027	400,000	400,405
Series A, 5.00%, 7/1/2028	325,000	338,715
Series A, 5.00%, 7/1/2031	200,000	200,216
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	252,257
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,423,025
Series B, 5.00%, 5/1/2037	925,000	920,488
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	990,000	776,216
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	365,847
Palm Beach County Health Facilities Authority Revenue, FL Series B, 4.00%, 5/15/2053	500,000	307,676
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	130,000	133,253
5.00%, 7/1/2039	410,000	411,561
Security Description	Principal Amount	Value
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 2.85%, 5/1/2031	$ 20,000	$ 17,888
Series 2021, 3.15%, 5/1/2041	60,000	47,054
Series 2021, 4.00%, 5/1/2051	135,000	109,556
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	3,300,000	2,477,980
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	100,019
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,151,035
Series A, 5.50%, 11/15/2049	1,515,000	1,172,417
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	862,325
Series A, 4.00%, 12/15/2041	750,000	593,506
Series A, 4.00%, 12/15/2046	750,000	556,056
Series A, 4.00%, 12/15/2050	1,000,000	710,540
Tolomato Community Development District, Special Assessment, FL:
Series 2015-2, Zero Coupon, 5/1/2040	180,000	170,381
Series A-2, 4.25%, 5/1/2037	1,100,000	1,035,704
Series 2015-3, 6.61%, 5/1/2040 (f) (g)	195,000	—
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	586,205
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	564,613
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,810,000	1,664,146
Village Community Development District No. 13, Special Assessment, FL:
2.63%, 5/1/2024	65,000	64,694
3.70%, 5/1/2050	1,910,000	1,517,790
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,970,000	3,041,880
Village Community Development District No. 15, Special Assessment, FL:
5.00%, 5/1/2043 (c)	1,250,000	1,259,362
5.25%, 5/1/2054 (c)	1,550,000	1,563,953

See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	$ 130,000	$ 131,627
West Palm Beach Community Redevelopment Agency, Special Obligation, FL 5.00%, 3/1/2036	100,000	109,259
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	1,000,000	941,700
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	725,000	721,951
Wiregrass Community Development District, Special Assessment, FL 5.63%, 5/1/2045	670,000	672,616
		147,842,883
GEORGIA — 1.2%
Atlanta Development Authority Revenue, GA:
Series A1, 6.50%, 1/1/2029 (f)	350,000	157,500
Series A1, 6.75%, 1/1/2035 (f)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (f)	500,000	225,000
Augusta Development Authority Revenue, GA:
4.00%, 7/1/2037	105,000	106,567
5.00%, 7/1/2025	785,000	800,852
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	4,495,000	4,144,994
Series D, 4.13%, 11/1/2045	435,000	401,128
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (c)	1,250,000	1,253,628
Development Authority of Rockdale County Revenue, GA AMT, 4.00%, 1/1/2038 (c)	1,000,000	932,700
Development Authority Of The City Of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,165,105
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	711,940
Series A, 5.25%, 10/1/2049	115,000	98,150
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (c)	6,350,000	4,516,740
Security Description	Principal Amount	Value
5.00%, 7/1/2042	$ 1,000,000	$ 934,709
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	1,330,000	1,279,030
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (c)	1,850,000	1,680,450
Series A, 4.00%, 1/1/2054	750,000	657,898
Series B, 5.00%, 1/1/2054 (c)	1,500,000	1,306,575
Georgia Local Government, Certificate Participation, GA Series A, 4.75%, 6/1/2028 (a)	629,000	654,903
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (c)	250,000	257,062
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (b) (c)	1,000,000	962,279
Series A, 5.50%, 9/15/2026	205,000	214,071
Series A, 5.50%, 9/15/2028	1,500,000	1,622,588
Municipal Electric Authority of Georgia Revenue, GA:
Series B, 4.00%, 1/1/2049	2,000,000	1,906,617
Series A, 5.00%, 7/1/2060	635,000	637,495
Series B, 5.00%, 1/1/2048	850,000	869,716
Series A, 5.50%, 7/1/2060	170,000	170,786
		29,435,733
GUAM — 1.0%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	4,780,000	4,852,357
Series A, 5.00%, 7/1/2029	315,000	317,525
Series A, 5.00%, 1/1/2050	1,775,000	1,826,881
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2034	1,205,000	1,344,993
Series A, 5.00%, 10/1/2036	1,940,000	2,026,509
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	467,652
Series A, 5.00%, 12/1/2025	4,000,000	4,098,020
Series A, 5.00%, 11/1/2040	2,800,000	2,906,251
Series D, 5.00%, 11/15/2027	355,000	362,533
Series D, 5.00%, 11/15/2028	110,000	112,362
Series D, 5.00%, 11/15/2029	525,000	535,816
Series D, 5.00%, 11/15/2034	250,000	253,932
Series D, 5.00%, 11/15/2035	100,000	101,430
Series D, 5.00%, 11/15/2039	6,370,000	6,417,262
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	165,000	172,012
		25,795,535

See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
HAWAII — 0.1%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	$ 2,000,000	$ 1,337,807
Series A, 5.00%, 1/1/2045 (c)	750,000	644,334
6.00%, 7/1/2028 (c)	355,000	362,378
Series A, 6.88%, 7/1/2043 (c)	300,000	300,149
		2,644,668
IDAHO — 0.2%
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (c)	1,000,000	966,145
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	617,937
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 3.75%, 9/1/2051 (c)	3,000,000	2,355,620
		3,939,702
ILLINOIS — 7.6%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	263,032
6.00%, 4/1/2046	350,000	363,663
6.10%, 4/1/2036	45,000	47,885
Chicago Board of Education, General Obligation, IL:
Series A, Zero Coupon, 12/1/2027 (a)	225,000	193,559
Series A, Zero Coupon, 12/1/2028 (a)	100,000	82,791
Series A, Zero Coupon, 12/1/2031 (a)	1,060,000	774,929
Series B-1, Zero Coupon, 12/1/2028 (a)	830,000	687,161
Series B-1, Zero Coupon, 12/1/2029 (a)	620,000	493,063
Series B-1, Zero Coupon, 12/1/2030 (a)	220,000	167,842
Series A, 4.00%, 12/1/2027	3,215,000	3,227,155
Series A, 4.00%, 12/1/2047	6,750,000	5,854,401
Series B, 4.00%, 12/1/2035	200,000	196,188
Series A, AGM, 5.00%, 12/1/2027 (a)	1,100,000	1,163,678
Series A, AGM, 5.00%, 12/1/2028 (a)	150,000	160,748
Series A, 5.00%, 12/1/2030	4,020,000	4,177,088
Series A, 5.00%, 12/1/2031	600,000	617,539
Series A, 5.00%, 12/1/2033	6,000,000	6,435,924
Series A, 5.00%, 12/1/2035	1,500,000	1,531,327
Series A, 5.00%, 12/1/2036	3,550,000	3,698,348
Series A, 5.00%, 12/1/2037	150,000	155,016
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2039	$ 910,000	$ 930,052
Series A, 5.00%, 12/1/2042	1,330,000	1,313,017
Series B, 5.00%, 12/1/2029	100,000	105,556
Series B, 5.00%, 12/1/2031	8,250,000	8,729,836
Series B, 5.00%, 12/1/2033	340,000	353,003
Series B, 5.00%, 12/1/2034	410,000	409,313
Series C, 5.00%, 12/1/2027	600,000	625,919
Series C, 5.00%, 12/1/2030	3,780,000	3,870,998
Series C, 5.00%, 12/1/2034	7,080,000	7,214,836
Series D, 5.00%, 12/1/2027	2,400,000	2,503,675
Series D, 5.00%, 12/1/2046	5,200,000	5,148,944
Series G, 5.00%, 12/1/2034	2,400,000	2,445,707
Series H, 5.00%, 12/1/2036	3,100,000	3,136,311
Series E, 5.13%, 12/1/2032	765,000	766,508
Series C, 5.25%, 12/1/2035	2,140,000	2,142,479
Series C, 5.25%, 12/1/2039	7,865,000	7,862,087
Series A, 5.50%, 12/1/2026 (a)	885,000	921,047
Series A, AMBAC, 5.50%, 12/1/2031 (a)	620,000	679,032
Series A, 5.88%, 12/1/2047	4,000,000	4,352,255
Series A, 6.00%, 12/1/2049	3,000,000	3,291,072
Series A, 7.00%, 12/1/2026	1,100,000	1,163,829
Series A, 7.00%, 12/1/2044	3,405,000	3,545,081
Series A, 7.00%, 12/1/2046 (c)	2,125,000	2,289,025
Chicago Midway International Airport Revenue, IL:
Series A, AMT, 5.00%, 1/1/2024	750,000	750,000
Series A, AMT, 5.00%, 1/1/2026	100,000	102,840
Series A, AMT, 5.50%, 1/1/2030	200,000	200,288
Chicago O'Hare International Airport Revenue, IL:
Series A, 4.00%, 1/1/2038	2,505,000	2,570,760
Series B, AGM, 4.00%, 1/1/2053 (a)	300,000	299,265
5.00%, 7/1/2048	800,000	806,232
Series A, 5.00%, 1/1/2048	2,000,000	2,060,946
Series B, 5.00%, 1/1/2029	315,000	320,355
Series C, 5.00%, 1/1/2032	500,000	518,920
Series D, 5.00%, 1/1/2047	500,000	516,263
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	533,150
City of Chicago Motor Fuel Tax Revenue, IL:
5.00%, 1/1/2026	250,000	250,000
5.00%, 1/1/2029	100,000	100,000
City of Chicago Waterworks Revenue, IL:
4.00%, 11/1/2037	30,000	30,006
Series A-1, 5.00%, 11/1/2030	780,000	818,105

See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	$ 200,000	$ 187,792
Series A, 4.00%, 1/1/2036	600,000	596,659
Series A, 5.00%, 1/1/2026	1,000,000	1,030,015
Series C, 5.00%, 1/1/2024	65,000	65,000
Series C, 5.00%, 1/1/2026	470,000	484,107
Series C, 5.00%, 1/1/2027	195,000	199,476
Series C, 5.00%, 1/1/2035	700,000	709,063
Series C, 5.00%, 1/1/2038	1,615,000	1,622,847
Series 2007G, 5.50%, 1/1/2042	780,000	784,676
Series A, 5.50%, 1/1/2035	4,840,000	5,273,461
Series A, 5.50%, 1/1/2039	2,800,000	3,073,637
Series A, 5.50%, 1/1/2040	2,720,000	2,971,752
Series A, 5.50%, 1/1/2041	2,000,000	2,137,577
Series A, 5.50%, 1/1/2049	1,000,000	1,041,578
Series A, 5.75%, 1/1/2033	510,000	536,153
Cook County Community College District No. 508, General Obligation, IL:
5.13%, 12/1/2038	430,000	430,017
5.25%, 12/1/2043	205,000	205,021
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (c)	440,000	408,941
4.00%, 12/1/2040	250,000	248,098
Series C, 4.25%, 8/1/2042	1,050,000	1,007,656
Series A, 4.50%, 8/1/2033 (c)	1,275,000	1,275,748
5.00%, 2/15/2032	100,000	100,567
5.00%, 5/15/2033	2,220,000	2,049,027
5.00%, 5/15/2040	3,550,000	1,606,375
Series A, 5.00%, 8/1/2042	580,000	589,957
Series A, 5.00%, 2/15/2047	1,385,000	1,338,872
Series A, 5.00%, 11/1/2049	600,000	486,742
Series A, 5.00%, 2/15/2050	1,950,000	1,865,009
Series A, 5.00%, 7/1/2051 (c)	1,000,000	716,048
5.25%, 2/15/2047	100,000	96,745
Series A, 5.25%, 5/1/2038	1,030,000	935,155
Series A, 5.25%, 8/1/2038 (c)	300,000	306,323
5.50%, 4/1/2032	500,000	484,506
Series A, 6.00%, 4/1/2038 (c)	1,175,000	1,127,126
Series A, 6.13%, 4/1/2049 (c)	500,000	470,356
Series A, 6.13%, 4/1/2058 (c)	1,390,000	1,283,022
Series B, 7.38%, 9/1/2042 (b) (c)	1,000,000	1,062,968
Illinois Sports Facilities Authority Revenue, IL:
AMBAC, Zero Coupon, 6/15/2025 (a)	680,000	640,610
Series A, 5.00%, 6/15/2032	220,000	234,778
Metropolitan Pier & Exposition Authority Revenue, IL:
AGM, Zero Coupon, 6/15/2027 (a)	125,000	112,063
Security Description	Principal Amount	Value
AGM, Zero Coupon, 6/15/2047 (a)	$ 11,000,000	$ 3,901,261
Series A, Zero Coupon, 6/15/2029 (a)	105,000	88,029
Series A, Zero Coupon, 6/15/2031 (a)	215,000	167,958
Series A, Zero Coupon, 12/15/2031 (a)	5,735,000	4,403,901
Series A, Zero Coupon, 6/15/2034 (a)	190,000	133,732
Series A, Zero Coupon, 12/15/2034 (a)	220,000	151,987
Series A, Zero Coupon, 12/15/2035 (a)	140,000	92,591
Series A, Zero Coupon, 6/15/2037 (a)	650,000	396,743
Series A, Zero Coupon, 12/15/2039 (a)	200,000	106,044
Series A, Zero Coupon, 6/15/2041	500,000	239,316
Series B, Zero Coupon, 12/15/2041	395,000	185,110
Series B, Zero Coupon, 12/15/2051	2,200,000	586,636
Series B, AGM, Zero Coupon, 12/15/2056 (a)	845,000	184,354
Series A, 4.00%, 12/15/2042	4,000,000	3,997,603
Series A, 4.00%, 12/15/2047	3,060,000	2,950,296
Series A, 5.00%, 6/15/2053	2,000,000	2,020,118
Series B, 5.00%, 12/15/2040	100,000	101,954
Series B, 5.00%, 6/15/2042	205,000	216,890
Series B, 5.00%, 6/15/2052	2,395,000	2,419,933
Series B, 5.50%, 6/15/2029 (a)	5,130,000	5,381,713
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	191,862
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	111,354
Northern Illinois University Revenue, IL Series B, BAM, 5.00%, 4/1/2027 (a)	630,000	663,489
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	464,587
Series D, 3.00%, 6/15/2031	710,000	671,450
Series A, 5.00%, 6/15/2026	725,000	753,926
Series A, 5.00%, 6/15/2027	250,000	259,424
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	140,101
4.00%, 6/1/2032	1,820,000	1,849,503
5.00%, 1/1/2029	1,000,000	1,032,443
5.00%, 5/1/2032	5,000,000	5,022,349
5.00%, 11/1/2034	120,000	124,310

See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/2035	$ 140,000	$ 140,466
5.00%, 5/1/2036	125,000	125,383
5.00%, 2/1/2039	2,000,000	2,000,987
5.00%, 4/1/2039	2,235,000	2,238,570
5.00%, 5/1/2039	380,000	380,826
Series A, 5.00%, 10/1/2024	150,000	151,919
Series A, 5.00%, 5/1/2035	1,000,000	1,060,618
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	247,928
Series A, 5.50%, 12/1/2043	115,000	114,994
Village of Rosemont, General Obligation, IL Series A, AGM, 5.00%, 12/1/2040 (a)	190,000	198,724
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	242,136
		189,677,090
INDIANA — 0.3%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (f)	702,730	7
City of Valparaiso Revenue, IN AMT, 6.75%, 1/1/2034	750,000	751,685
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	90,253
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	175,512
Series 2, 4.00%, 10/1/2036	640,000	676,110
Series A, 4.50%, 7/1/2053	250,000	157,493
5.00%, 10/1/2042	1,170,000	1,158,041
Series A, AMT, 6.75%, 5/1/2039	275,000	300,364
AMT, 7.00%, 3/1/2039 (c)	500,000	372,807
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series I, AMT, 5.00%, 1/1/2027	750,000	757,033
Series E, 6.00%, 3/1/2053	1,000,000	1,090,791
Series F, 7.75%, 3/1/2067	1,725,000	1,834,617
		7,364,713
IOWA — 0.9%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	7,380,000	7,245,714
VRN, 5.00%, 12/1/2050 (b)	10,000,000	10,415,521
Series A, 5.00%, 5/15/2036	1,250,000	1,111,746
Series A, 5.00%, 5/15/2041	545,000	450,212
Series A, 5.00%, 5/15/2043	935,000	752,634
Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2047	$ 415,000	$ 319,366
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	210,000	204,644
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Class 2, Zero Coupon, 6/1/2065	5,265,000	689,427
Series B1, Class 2, 4.00%, 6/1/2049	1,320,000	1,327,061
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (b)	500,000	512,136
		23,028,461
KANSAS — 0.1%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	571,052
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (f)	200,000	88,751
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	504,231
Series I, 5.00%, 5/15/2033	350,000	316,077
Series IV-A, 5.63%, 5/15/2044	1,185,000	921,990
Overland Park Development Corp. Revenue, KS 5.00%, 3/1/2049	1,000,000	1,004,135
Wyandotte County-Kansas City Unified Government Revenue, KS Zero Coupon, 12/1/2027 (a)	230,000	198,078
		3,604,314
KENTUCKY — 0.9%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (c)	2,875,000	2,734,667
Series B, AMT, 4.45%, 1/1/2042 (c)	1,275,000	1,212,766
Series A, AMT, 4.70%, 1/1/2052 (c)	465,000	440,083
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	218,619
Floyd County School District Finance Corp. Revenue, KY 3.50%, 8/1/2033	235,000	235,723
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2024	790,000	799,684
Series A, 5.00%, 9/1/2026	120,000	121,280
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, AGM, 4.00%, 12/1/2041 (a)	500,000	500,848
Series A, 4.25%, 7/1/2035	2,645,000	2,657,198
Series A, 5.00%, 6/1/2037	1,520,000	1,558,280

See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2045	$ 6,000,000	$ 6,052,328
Series A, AGM, 5.00%, 12/1/2045 (a)	550,000	575,298
Series A, 5.25%, 6/1/2050	100,000	100,377
5.50%, 11/15/2035	105,000	97,464
Kentucky Housing Corp. Revenue, KY Series A-2, 4.65%, 5/1/2025 (c)	3,000,000	2,995,235
Kentucky Municipal Power Agency Revenue, KY:
Series A, 4.00%, 9/1/2039 (a)	140,000	137,291
Series A, 5.00%, 9/1/2025 (a)	425,000	437,419
Series A, 5.00%, 9/1/2026 (a)	160,000	163,951
Series A, 5.00%, 9/1/2030 (a)	1,180,000	1,209,138
Series A, 5.00%, 9/1/2042 (a)	125,000	125,714
Kentucky Public Energy Authority Revenue, KY Series A, VRN, 4.00%, 12/1/2050 (b)	500,000	497,303
Louisville/Jefferson County Metropolitan Government Revenue, KY Series D, VRN, 5.00%, 10/1/2047 (b)	500,000	544,056
		23,414,722
LOUISIANA — 1.4%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	1,969,425
City of Shreveport Water & Sewer Revenue, LA:
Series B, AGM, 3.00%, 12/1/2035 (a)	200,000	190,893
Series B, AGM, 4.00%, 12/1/2041 (a)	480,000	482,370
Series C, BAM, 4.00%, 12/1/2033 (a)	365,000	375,989
5.00%, 12/1/2040	250,000	255,267
Series A, AGM, 5.00%, 12/1/2036 (a)	260,000	275,101
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,176,337
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,052,956
4.00%, 11/1/2046 (c)	950,000	824,991
Series A, 5.00%, 1/1/2049	1,500,000	1,038,587
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,137
Security Description	Principal Amount	Value
5.00%, 7/1/2047	$ 300,000	$ 307,336
Series A, 5.00%, 7/1/2046	500,000	509,700
Series A, 5.00%, 7/1/2047	2,000,000	2,039,345
Series A, 5.00%, 7/1/2051	385,000	390,441
5.25%, 10/1/2046 (b)	3,590,000	3,866,950
5.63%, 6/1/2037 (c)	420,000	425,942
Series R-2, 6.50%, 10/1/2053 (b) (c)	1,000,000	1,005,405
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	2,000,000	2,183,524
Louisiana State Citizens Property Insurance Corp. Revenue, LA Series A, 5.00%, 6/1/2026	300,000	315,350
New Orleans Aviation Board Revenue, LA Series B, AMT, 5.00%, 1/1/2024	240,000	240,000
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (b) (c)	5,395,000	5,914,880
Series 2010-A, 6.35%, 10/1/2040 (c)	2,000,000	2,179,590
Series 2010-REMK, 6.35%, 7/1/2040 (c)	1,000,000	1,089,795
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (b)	3,980,000	3,763,572
St. Tammany Parish Finance Authority Revenue, LA 5.25%, 11/15/2037	250,000	234,062
		35,112,945
MAINE — 0.1%
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	92,088
Series A, 4.00%, 7/1/2046	310,000	268,380
Series A, 5.00%, 7/1/2046	2,045,000	1,918,226
Town of Rumford Revenue, ME AMT, 6.88%, 10/1/2026	525,000	525,985
		2,804,679
MARYLAND — 1.5%
Anne Arundel County Consolidated Special Taxing District, Special Tax Revenue, MD 5.25%, 7/1/2044	310,000	310,498
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,312,647
5.00%, 9/1/2027	305,000	310,638
5.00%, 9/1/2028	750,000	765,136
5.00%, 9/1/2031	500,000	509,585

See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2039	$ 1,250,000	$ 1,235,525
5.00%, 9/1/2046	250,000	232,283
5.00%, 6/1/2051	550,000	549,364
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,450,740
5.00%, 7/1/2036	474,000	482,388
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	462,432
Series B, 5.00%, 11/1/2042	3,105,000	2,716,003
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (c)	1,500,000	1,463,654
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	780,762
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (c)	1,000,000	893,304
County of Howard, Special Obligation, MD 6.10%, 2/15/2044	425,000	425,102
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (c)	1,600,000	1,538,578
Maryland Economic Development Corp. Revenue, MD:
Series A, AMT, 5.00%, 11/12/2028	1,000,000	1,026,312
Series B, AMT, 5.00%, 6/30/2040	3,250,000	3,406,200
Series B, AMT, 5.25%, 6/30/2052	785,000	811,304
Series A, 5.63%, 7/1/2043	1,500,000	1,628,024
5.75%, 9/1/2025	525,000	525,729
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	595,000	562,430
4.00%, 9/1/2040	325,000	293,689
4.00%, 9/1/2050	2,520,000	2,111,789
4.38%, 7/1/2036	1,155,000	1,124,085
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	424,469
5.00%, 7/1/2040	1,000,000	1,010,345
5.00%, 7/1/2045	90,000	90,696
Series A, 5.00%, 7/1/2038	100,000	102,279
Series A, 5.00%, 5/15/2045	4,690,000	4,796,127
Series A, 5.50%, 1/1/2031	100,000	106,621
Series A, 5.50%, 1/1/2036	3,500,000	3,653,426
		37,112,164
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.6%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	$ 100,000	$ 98,412
5.00%, 6/15/2054	500,000	463,241
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,276,957
Series B, 4.00%, 6/1/2035	2,275,000	2,259,789
Series D, 4.00%, 7/1/2045	350,000	324,283
4.13%, 10/1/2042 (c)	500,000	419,656
5.00%, 7/1/2026	500,000	518,428
5.00%, 1/1/2041	240,000	241,392
5.00%, 10/1/2043	950,000	913,044
5.00%, 1/1/2045	300,000	301,127
5.00%, 7/1/2047	870,000	708,514
5.00%, 7/1/2051 (c)	750,000	605,110
5.00%, 10/1/2057 (c)	2,420,000	2,160,591
Series D, 5.00%, 7/1/2044	1,515,000	1,522,745
Series G, 5.00%, 7/1/2044	1,000,000	993,437
Series I, 5.00%, 7/1/2029	560,000	585,057
Series L, 5.00%, 7/1/2044	500,000	509,265
Series A, 5.25%, 7/1/2034	10,000	9,138
Series A, 5.50%, 7/1/2044	325,000	288,477
Series F, 5.63%, 7/15/2036	120,000	120,003
Massachusetts Educational Financing Authority Revenue, MA Series J, AMT, 3.50%, 7/1/2033	50,000	48,301
		15,366,967
MICHIGAN — 1.4%
City of Detroit Sewage Disposal System Revenue, MI Series B, 5.50%, 7/1/2029 (a)	150,000	158,596
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,385,251
5.00%, 4/1/2031	500,000	527,119
Series A, 5.00%, 4/1/2046	250,000	256,814
Series A, 5.00%, 4/1/2050	1,000,000	1,017,165
5.50%, 4/1/2050	135,000	141,771
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	859,307
Series A, 5.50%, 4/1/2039	3,000,000	2,330,223
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,410,656
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,779,780

See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, Class 1, 4.00%, 6/1/2049	$ 6,000,000	$ 5,539,764
4.40%, 4/1/2031 (c)	100,000	86,439
4.90%, 4/1/2041 (c)	260,000	198,057
Series A, 5.00%, 11/15/2048	6,350,000	6,596,323
Series B, 5.00%, 7/1/2026	225,000	225,941
Series B, 5.00%, 7/1/2028	100,000	100,521
Series B, 5.00%, 7/1/2033	100,000	100,501
Series B, 5.00%, 7/1/2044	2,575,000	2,578,196
Series D-2, 5.00%, 7/1/2034	400,000	407,258
5.25%, 2/1/2027	410,000	415,103
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (b)	1,000,000	986,410
AMT, 5.00%, 6/30/2030	35,000	37,239
AMT, 5.00%, 6/30/2031	665,000	708,064
AMT, 5.00%, 12/31/2032	550,000	585,175
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	715,000	89,001
Series C, Zero Coupon, 6/1/2058	20,900,000	878,872
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	844,599
State of Michigan Revenue, MI 5.00%, 3/15/2026	680,000	714,702
Wayne County Airport Authority Revenue, MI:
Series B, BAM, 5.00%, 12/1/2039 (a)	700,000	707,068
Series C, AMT, 5.00%, 12/1/2039	550,000	551,492
Series C, AMT, 5.00%, 12/1/2044	285,000	285,763
		34,503,170
MINNESOTA — 0.7%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	130,803
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	35,000	34,374
Series A, 5.00%, 3/1/2039	500,000	459,034
Series A, 5.50%, 7/1/2035	150,000	142,403
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	336,184
Series A, 5.00%, 7/1/2056	2,125,000	1,828,074
Series A, 5.38%, 8/1/2050	1,000,000	959,695
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	97,497
Security Description	Principal Amount	Value
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (c)	$ 300,000	$ 280,165
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	859,642
Series A, 5.00%, 8/1/2048	1,050,000	833,081
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	120,123
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	140,208
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,528,049
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	961,354
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	198,477
Series A, 5.00%, 12/1/2041	500,000	481,621
Series A, 5.00%, 9/1/2043	1,315,000	1,233,491
Series A, 5.00%, 11/15/2047	995,000	1,015,975
5.25%, 3/1/2043 (c)	1,205,000	1,115,708
Series A, 5.30%, 7/1/2045	500,000	474,208
5.50%, 3/1/2053 (c)	1,765,000	1,655,506
St. Paul Port Authority Revenue, MN Series 7, AMT, 4.50%, 10/1/2037 (c)	255,000	245,362
Woodbury Housing & Redevelopment Authority Revenue, MN:
5.00%, 12/1/2029	225,000	222,950
5.25%, 12/1/2049	340,000	296,622
		16,650,606
MISSISSIPPI — 0.4%
County of Warren Revenue, MS:
Series A, VRN, 1.38%, 5/1/2034 (b)	1,350,000	1,294,769
Series C, VRN, 1.38%, 8/1/2027 (b)	1,100,000	1,054,997
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	318,181
Mississippi Development Bank Revenue, MS:
AGM, 3.50%, 9/1/2034 (a)	300,000	297,980
4.00%, 10/1/2035 (c)	500,000	478,614
4.00%, 10/1/2041 (c)	1,000,000	869,924
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,157,166

See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2046	$ 400,000	$ 404,310
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	653,814
Series A, 5.00%, 10/15/2035	1,000,000	1,075,267
Series A, 5.00%, 10/15/2036	500,000	535,097
		10,140,119
MISSOURI — 0.6%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	284,687
4.00%, 3/1/2041	120,000	120,460
4.00%, 3/1/2046	100,000	97,088
City of Jennings Revenue, MO 5.00%, 11/1/2023 (f)	118,713	59,357
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (c)	140,000	137,223
City of St. Louis Airport Revenue, MO 5.50%, 7/1/2031 (a)	245,000	292,680
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	116,431
5.00%, 8/1/2029	70,000	66,018
5.00%, 8/1/2030	530,000	494,136
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,810,110
4.00%, 6/1/2053	500,000	484,547
4.25%, 8/1/2035	280,000	248,981
4.25%, 12/1/2042 (c)	450,000	444,541
Series A, 5.00%, 2/1/2036	650,000	650,608
Series A, 5.00%, 2/1/2042	115,000	111,927
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (c)	1,000,000	1,001,286
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	595,455
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,500,000	1,124,511
Series A, 5.50%, 6/15/2042 (c)	500,000	460,798
Series A, 5.63%, 6/15/2053 (c)	400,000	362,051
Security Description	Principal Amount	Value
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	$ 200,616	$ 9,367
Series B, AMT, 5.00%, 3/1/2033	760,000	809,965
Series B, 5.00%, 11/15/2046	449,515	318,409
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,270,374
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	701,783
Series A, 5.00%, 8/15/2051	1,000,000	820,693
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	402,654
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	260,576
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	135,782
Series A, 5.00%, 12/1/2025	85,000	84,858
Series A, 5.00%, 9/1/2038	350,000	329,160
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	213,125
		15,319,641
MONTANA — 0.0% (d)
City of Forsyth Revenue, MT Series A, VRN, 3.90%, 3/1/2031 (b)	680,000	677,131
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	80,979
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	210,635
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	329,629
		1,298,374
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	737,820
Series A, 5.00%, 9/1/2032	1,000,000	1,088,066
Series A, 5.00%, 9/1/2036	1,140,000	1,243,790
Nebraska Public Power District Revenue, NE Series C, 5.00%, 1/1/2030	580,000	660,819

See accompanying notes to financial statements.
56

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2026	$ 600,000	$ 610,917
		4,341,412
NEVADA — 0.4%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	253,675
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	137,760
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Assessment, NV 6.00%, 6/1/2053	1,000,000	1,036,291
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (c)	115,000	109,237
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	119,924
Series A, 4.00%, 6/15/2035	500,000	520,119
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2025	165,000	170,277
County of Clark Passenger Facility Charge Revenue, NV Series E, 5.00%, 7/1/2025	120,000	123,838
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	340,081
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (c)	555,000	546,739
Series A, 5.00%, 12/15/2038 (c)	750,000	730,722
AMT, 5.75%, 2/15/2038 (c)	1,095,000	109,500
AMT, 5.88%, 12/15/2027 (c)	516,172	206,469
AMT, 6.25%, 12/15/2037 (c)	2,280,000	912,000
AMT, 6.95%, 2/15/2038 (c)	980,568	98,057
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,568,388
		8,983,077
NEW HAMPSHIRE — 0.7%
New Hampshire Business Finance Authority Revenue, NH:
Series A, VRN, 3.63%, 7/1/2043 (b) (c)	2,960,000	2,274,291
Series B, AMT, VRN, 3.75%, 7/1/2045 (b) (c)	4,950,000	3,868,296
4.00%, 1/1/2051	1,330,000	1,003,951
Series 1A, 4.13%, 1/20/2034	5,656,183	5,591,888
Security Description	Principal Amount	Value
Series C, AMT, 4.88%, 11/1/2042 (c)	$ 1,855,000	$ 1,602,503
5.00%, 7/1/2031 (c)	1,015,000	962,070
5.00%, 7/1/2041 (c)	1,855,000	1,575,328
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 6.13%, 7/1/2052 (c) (f)	292,175	17,531
		16,895,858
NEW JERSEY — 2.5%
Bayonne Redevelopment Agency Revenue, NJ Series A, AMT, 5.38%, 11/1/2035	395,000	335,961
Casino Reinvestment Development Authority, Inc. Revenue, NJ 5.25%, 11/1/2044	500,000	502,853
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	119,372
Industrial Pollution Control Financing Authority of Gloucester County Revenue, NJ Series A, AMT, 5.00%, 12/1/2024	185,000	185,998
New Jersey Economic Development Authority Revenue, NJ:
Series B, AGC, Zero Coupon, 7/1/2027 (a)	160,000	142,420
Series A, 3.38%, 7/1/2030	555,000	548,177
Series A, 4.00%, 11/1/2027	525,000	545,711
Series C, 4.00%, 6/15/2047	155,000	152,467
Series MMM, 4.00%, 6/15/2036	335,000	346,116
Series QQQ, 4.00%, 6/15/2050	210,000	202,952
Series A, 4.13%, 7/1/2030	110,000	100,985
Series AAA, 4.13%, 6/15/2025	365,000	371,587
4.38%, 1/1/2024	195,000	195,000
Series XX, 4.38%, 6/15/2027	175,000	178,217
AMT, 5.00%, 10/1/2037	100,000	101,871
AMT, 5.00%, 10/1/2047	750,000	752,735
Series A, BAM, 5.00%, 7/1/2027 (a)	2,500,000	2,663,410
Series A, 5.00%, 6/1/2036	490,000	462,253
Series A, 5.00%, 11/1/2044	500,000	530,083
Series A, 5.00%, 6/15/2047	510,000	528,470
Series AAA, 5.00%, 6/15/2036	300,000	313,193
Series AAA, 5.00%, 6/15/2041	500,000	536,179
Series C, 5.00%, 6/15/2047	365,000	378,219

See accompanying notes to financial statements.
57

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series DDD, 5.00%, 6/15/2027	$ 500,000	$ 538,183
Series PP, 5.00%, 6/15/2025	100,000	100,936
Series PP, 5.00%, 6/15/2031	245,000	246,840
Series QQQ, 5.00%, 6/15/2028	750,000	824,801
Series UU, 5.00%, 6/15/2034	355,000	357,667
Series WW, 5.00%, 6/15/2035	500,000	515,762
Series WW, 5.00%, 6/15/2036	240,000	247,566
Series WW, 5.00%, 6/15/2037	390,000	402,294
Series XX, 5.00%, 6/15/2026	880,000	907,740
Series A, AGM, 5.13%, 1/1/2039 (a)	720,000	718,878
AMT, 5.25%, 9/15/2029	50,000	50,092
5.25%, 1/1/2044	750,000	698,195
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,520,497
New Jersey Economic Development, NJ Zero Coupon, 11/1/2031 (g)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	485,957
3.50%, 6/15/2027	125,000	125,265
Series G, 3.50%, 7/1/2031	215,000	215,846
Series B, 5.00%, 9/1/2036	300,000	312,964
Series B, 5.50%, 9/1/2032	150,000	159,800
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	525,379
4.00%, 7/1/2048	175,000	160,748
5.00%, 10/1/2026	500,000	528,828
5.00%, 10/1/2027	905,000	978,678
5.00%, 10/1/2028	100,000	109,185
5.00%, 7/1/2041	1,000,000	1,011,733
Series B, 5.00%, 9/15/2027	170,000	170,175
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2025	230,000	215,196
Series A, Zero Coupon, 12/15/2027	820,000	723,848
Series A, Zero Coupon, 12/15/2028	100,000	85,747
Series A, Zero Coupon, 12/15/2030	265,000	212,175
Series A, Zero Coupon, 12/15/2033	285,000	204,722
Series A, Zero Coupon, 12/15/2035	615,000	407,694
Series A, Zero Coupon, 12/15/2038	710,000	403,220
Security Description	Principal Amount	Value
Series C, AMBAC, Zero Coupon, 12/15/2028 (a)	$ 125,000	$ 107,183
Series AA, 3.75%, 6/15/2033	500,000	505,535
Series AA, 4.00%, 6/15/2036	400,000	416,767
Series AA, 4.00%, 6/15/2037	250,000	258,944
Series AA, 4.00%, 6/15/2040	2,660,000	2,702,280
Series BB, 4.00%, 6/15/2036	200,000	206,164
Series BB, 4.00%, 6/15/2044	390,000	390,597
Series AA, 4.75%, 6/15/2035	260,000	265,382
Series AA, 4.75%, 6/15/2038	185,000	188,058
Series A, 5.00%, 6/15/2024	120,000	121,067
Series A, 5.00%, 12/15/2024	270,000	275,207
Series A, 5.00%, 12/15/2025	250,000	260,673
Series A, 5.00%, 12/15/2028	100,000	111,326
Series A, 5.00%, 6/15/2029	175,000	183,981
Series A, 5.00%, 12/15/2029	350,000	387,310
Series A-1, 5.00%, 6/15/2027	700,000	735,057
Series A-1, 5.00%, 6/15/2028	900,000	946,313
Series AA, 5.00%, 6/15/2026	350,000	352,144
Series AA, 5.00%, 6/15/2037	560,000	627,653
Series AA, 5.00%, 6/15/2038	440,000	441,498
Series BB, 5.00%, 6/15/2046	7,750,000	8,539,446
Series BB, 5.00%, 6/15/2050	500,000	521,068
Series D, 5.00%, 12/15/2024	645,000	657,366
Series AA, 5.25%, 6/15/2029	90,000	92,829
Series AA, 5.25%, 6/15/2031	675,000	695,270
Series AA, 5.25%, 6/15/2041	200,000	203,831
Series AA, 5.25%, 6/15/2043	500,000	533,726
Series C, 5.25%, 6/15/2032	500,000	507,161
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	3,000,000	3,040,621
Series E, 5.00%, 1/1/2034	300,000	305,588
Series E, 5.00%, 1/1/2045	500,000	505,498
Newark Housing Authority Revenue, NJ 5.00%, 1/1/2032 (a)	435,000	482,312
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	157,826
Series B, AMT, 5.00%, 1/1/2048	500,000	510,536
South Jersey Transportation Authority Revenue, NJ:
Series A, AGM, 5.00%, 11/1/2031 (a)	750,000	828,872
Series A, 5.00%, 11/1/2039	2,000,000	2,011,832
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	188,096
Series A, 5.00%, 6/1/2046	780,000	793,231
Series B, 5.00%, 6/1/2046	5,495,000	5,577,486
Series A, 5.25%, 6/1/2046	1,905,000	1,963,813
		62,960,387

See accompanying notes to financial statements.
58

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
NEW MEXICO — 0.1%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	$ 3,135,000	$ 2,590,498
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	288,666
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	155,000	145,290
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	394,228
		3,418,682
NEW YORK — 9.2%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	251,506
Brookhaven Local Development Corp. Revenue, NY Series A, 5.00%, 10/1/2050	3,410,000	3,605,174
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	131,457
Series A, 5.00%, 7/15/2042	4,250,000	4,266,515
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	432,749
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (c)	265,000	265,686
5.00%, 11/1/2039	250,000	150,000
5.00%, 8/1/2047	1,040,000	1,055,266
Series A, 5.00%, 6/1/2047 (c)	150,000	147,413
Series A, 5.00%, 6/15/2051 (c)	500,000	436,118
Series B-1, 5.00%, 6/1/2055 (c)	1,215,000	991,474
5.25%, 11/1/2034	250,000	150,000
Series A, 5.25%, 6/15/2043 (c)	1,050,000	1,047,432
Series A1, 5.25%, 6/1/2040 (c)	720,000	681,315
5.50%, 11/1/2044	895,000	537,000
Series A1, 5.50%, 6/1/2055 (c)	610,000	539,019
Series B, 7.00%, 4/15/2053 (c)	2,000,000	2,111,396
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	615,147
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2037	2,140,000	2,053,549
Series B, 4.00%, 7/1/2044	400,000	364,313
Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2049	$ 400,000	$ 348,606
Series A, 5.00%, 7/1/2045	725,000	736,356
Series A, 5.00%, 7/1/2051	800,000	817,989
Series B, 5.00%, 7/1/2027	770,000	780,097
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (c)	20,250,000	2,394,034
Series A, 5.00%, 6/1/2038	175,000	170,953
Series A, 5.00%, 6/1/2045	635,000	608,402
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,965,000	543,097
Series C, Zero Coupon, 1/1/2055	620,000	560,495
Series A, 5.00%, 1/1/2056	3,500,000	3,127,243
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	794,153
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	1,185,000	1,180,694
Jefferson County Industrial Development Agency Revenue, NY AMT, 5.25%, 1/1/2024 (c)	160,456	64,182
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	476,333
Series A, 5.00%, 9/1/2037	540,000	615,125
Series A, 5.00%, 9/1/2038	485,000	548,137
Metropolitan Transportation Authority Revenue, NY:
Series C2, Zero Coupon, 11/15/2027	715,000	633,633
Series C2, Zero Coupon, 11/15/2032	300,000	225,243
Series D, 3.00%, 11/15/2032	215,000	202,149
Series C1, 3.25%, 11/15/2036	290,000	260,672
Series A-1, AGM, 4.00%, 11/15/2041 (a)	10,000	9,981
Series C, 4.00%, 11/15/2033	100,000	100,018
Series E, 4.00%, 11/15/2045	1,500,000	1,461,928
Series A-1, 5.00%, 11/15/2040	560,000	565,524
Series A-1, 5.00%, 11/15/2047	520,000	548,189
Series B, 5.00%, 11/15/2026	115,000	121,728
Series B, 5.00%, 11/15/2037	625,000	641,839
Series C, 5.00%, 11/15/2032	550,000	554,617

See accompanying notes to financial statements.
59

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series C1, 5.00%, 11/15/2026	$ 500,000	$ 529,252
Series C1, 5.00%, 11/15/2029	850,000	923,601
Series C1, 5.00%, 11/15/2031	425,000	436,450
Series D1, 5.00%, 11/15/2039	585,000	587,101
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	590,000	516,634
5.00%, 1/1/2050	500,000	403,832
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	10,000,000	9,999,787
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	764,467
Series A, 5.00%, 7/1/2043	1,240,000	1,288,506
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A3, 5.00%, 6/1/2035	2,385,000	2,248,128
Series A3, 5.13%, 6/1/2046	635,000	597,499
Series A2, 5.25%, 6/1/2026 (b)	504,029	501,305
New York City Housing Development Corp. Revenue, NY Series D, Class D, 3.00%, 2/15/2048	100,000	99,017
New York City Industrial Development Agency Revenue, NY:
AGC, Zero Coupon, 3/1/2033 (a)	530,000	390,855
AGC, Zero Coupon, 3/1/2036 (a)	340,000	221,279
AGC, Zero Coupon, 3/1/2045 (a)	575,000	229,926
Series A, AGM, 4.00%, 3/1/2032 (a)	2,000,000	2,111,361
Series A, AGM, 5.00%, 1/1/2028 (a)	500,000	538,957
5.75%, 10/1/2037 (f)	1,000,000	700,000
New York Convention Center Development Corp. Revenue, NY:
Series B, Zero Coupon, 11/15/2045	700,000	249,768
5.00%, 11/15/2026	700,000	717,830
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,483,836
Series A, 5.00%, 6/1/2045	1,000,000	938,688
Security Description	Principal Amount	Value
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	$ 10,000,000	$ 833,196
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	335,000	334,398
Series C, 3.75%, 6/1/2045	225,000	178,697
Series A, 5.00%, 6/1/2045	1,000,000	953,205
New York Liberty Development Corp. Revenue, NY:
Class 1, 5.00%, 11/15/2044 (c)	16,300,000	16,153,122
Class 2, 5.15%, 11/15/2034 (c)	7,145,000	7,153,538
Class 3, 7.25%, 11/15/2044 (c)	2,815,000	2,834,081
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,393,628
Series A, 3.00%, 7/1/2033	2,150,000	1,564,374
Series A, 4.00%, 9/1/2040	1,870,000	1,806,292
Series A, 4.00%, 9/1/2045	1,500,000	1,383,366
Series A, 4.00%, 9/1/2050	565,000	502,350
Series A, 4.25%, 5/1/2042	285,000	267,199
Series A, 5.00%, 10/1/2026	165,000	175,546
Series A, 5.00%, 7/1/2029	1,340,000	1,407,903
Series A, 5.00%, 8/1/2032	130,000	136,295
Series A, 5.00%, 7/1/2036	500,000	521,253
Series A, 5.00%, 7/1/2040	1,305,000	1,318,965
Series A, 5.00%, 7/1/2046	850,000	866,880
Series A, 5.15%, 7/1/2024 (a)	180,000	181,882
5.25%, 7/1/2031 (a)	265,000	280,542
AMBAC, 5.50%, 7/1/2035 (a)	235,000	264,211
Series A, 5.50%, 1/1/2039	400,000	405,022
Series A, 5.50%, 1/1/2044	850,000	860,673
New York State Energy Research & Development Authority Revenue, NY Series C, 4.00%, 4/1/2034	2,000,000	2,070,050
New York State Environmental Facilities Corp. Revenue, NY:
Series R-1, AMT, VRN, 2.75%, 9/1/2050 (b)	3,475,000	3,350,976
Series R-2, 5.13%, 9/1/2050 (b) (c)	570,000	577,277
New York State Thruway Authority Revenue, NY:
Series N, 3.00%, 1/1/2049	510,000	391,272
Series L, 5.00%, 1/1/2033	610,000	665,209
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	245,000	234,220
AMT, 3.00%, 8/1/2031	330,000	296,216
AMT, 4.00%, 10/1/2030	1,900,000	1,865,268
AMT, 4.00%, 4/30/2053	7,505,000	6,581,739

See accompanying notes to financial statements.
60

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT, 4.00%, 7/1/2031	$ 2,100,000	$ 2,101,288
Series A, AMT, 4.00%, 1/1/2036	910,000	870,250
Series A, AGM, 4.00%, 7/1/2037 (a)	100,000	100,033
Series A, AMT, 4.00%, 12/1/2039	1,675,000	1,634,900
Series A, AMT, 4.00%, 7/1/2041	5,030,000	4,823,421
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,427,412
Series C, 4.00%, 12/1/2040	2,625,000	2,633,136
Series C, 4.00%, 12/1/2042	2,000,000	1,998,810
AMT, 4.38%, 10/1/2045	5,000,000	4,753,681
AMT, 5.00%, 8/1/2026	1,755,000	1,755,238
AMT, 5.00%, 8/1/2031	3,930,000	3,939,392
AMT, 5.00%, 10/1/2035	4,875,000	5,062,938
AMT, 5.00%, 10/1/2040	12,875,000	13,017,305
AMT, 5.00%, 12/1/2040	2,000,000	2,136,574
Series A, AMT, 5.00%, 1/1/2027	350,000	358,094
Series A, AMT, 5.00%, 1/1/2028	275,000	283,826
Series A, AMT, 5.00%, 1/1/2029	120,000	123,600
Series A, AMT, 5.00%, 1/1/2030	365,000	374,607
Series A, AMT, 5.00%, 7/1/2030	170,000	170,625
Series A, AMT, 5.00%, 1/1/2031	2,540,000	2,601,298
Series A, AMT, 5.00%, 12/1/2035	3,210,000	3,489,576
Series A, AMT, 5.00%, 1/1/2036	2,910,000	2,942,505
Series A, AMT, 5.00%, 7/1/2041	515,000	515,526
AMT, 5.25%, 8/1/2031	1,160,000	1,207,008
Series A, AMT, 5.25%, 1/1/2050	3,675,000	3,678,940
AMT, 5.38%, 8/1/2036	3,050,000	3,141,103
5.38%, 6/30/2060	8,485,000	8,802,798
5.50%, 6/30/2040	1,370,000	1,508,612
5.63%, 4/1/2040	8,000,000	8,606,590
6.00%, 4/1/2035	2,000,000	2,227,992
6.00%, 6/30/2054	2,160,000	2,385,146
Port Authority of New York & New Jersey Revenue, NY:
AMT, 4.00%, 11/1/2059	610,000	573,039
Series 194, 5.00%, 10/15/2033	515,000	532,939
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	385,005
Security Description	Principal Amount	Value
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	$ 500,000	$ 456,528
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	112,137
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,548,264
Series A, AMT, 5.00%, 1/1/2032	100,000	74,855
Series A, AMT, 5.00%, 1/1/2033	150,000	112,389
TSASC, Inc. Revenue, NY:
Series A, 5.00%, 6/1/2029	535,000	558,130
Series B, 5.00%, 6/1/2045	3,000,000	2,738,560
Series B, 5.00%, 6/1/2048	5,950,000	5,360,619
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	313,000	313,647
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (c)	700,000	637,433
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	234,641
Series A, 4.50%, 7/1/2056 (c)	3,000,000	2,198,669
6.25%, 11/1/2052	1,585,000	1,811,973
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	164,028
		229,695,950
NORTH CAROLINA — 0.3%
North Carolina Department of Transportation Revenue, NC:
Series A, AMT, 5.00%, 12/31/2037	250,000	253,444
Series A, AMT, 5.00%, 6/30/2054	575,000	577,172
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	371,928
Series A, 4.00%, 3/1/2051	1,500,000	1,064,427
5.00%, 7/1/2045	500,000	390,159
Series A, 5.00%, 7/1/2044	500,000	437,207
North Carolina Turnpike Authority Revenue, NC:
5.00%, 1/1/2049	3,000,000	3,126,523
Series A, 5.00%, 7/1/2047	1,300,000	1,324,086

See accompanying notes to financial statements.
61

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 2/1/2024	$ 875,000	$ 875,907
		8,420,853
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,531,062
4.00%, 12/1/2038	2,300,000	2,180,657
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	5,516,483
University of North Dakota, Certificate Participation, ND Series A, AGM, 2.50%, 6/1/2054 (a)	500,000	320,993
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	100,000	87,548
		9,636,743
OHIO — 5.2%
Akron Bath Copley Joint Township Hospital District Revenue, OH:
4.00%, 11/15/2038	600,000	573,956
5.25%, 11/15/2046	1,000,000	1,014,989
American Municipal Power, Inc. Revenue, OH Series C, 5.00%, 2/15/2033	735,000	828,961
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Class 2, Zero Coupon, 6/1/2057	10,000,000	1,072,212
Series A-2, 3.00%, 6/1/2048	3,000,000	2,311,321
Series A-2, Class 1, 4.00%, 6/1/2048	1,250,000	1,154,451
Series A-2, Class 1, 5.00%, 6/1/2035	540,000	588,041
Series B-2, Class 2, 5.00%, 6/1/2055	44,975,000	42,265,513
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	2,877,265
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	296,407
City of Cleveland Revenue, OH AMT, 5.38%, 9/15/2027	1,320,000	1,319,975
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (c)	1,100,000	933,903
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	676,260
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,987,035
Security Description	Principal Amount	Value
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	$ 200,000	$ 199,207
5.25%, 2/15/2047	2,000,000	2,017,612
5.50%, 2/15/2052	3,000,000	3,064,693
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	963,437
5.50%, 7/1/2041	1,500,000	1,494,990
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	674,061
5.00%, 1/1/2051	750,000	677,140
County of Lucas Revenue, OH:
Series A, AGM, 4.13%, 11/15/2042 (a)	600,000	599,279
Series A, 5.25%, 11/15/2048	4,500,000	4,145,313
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,065,983
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,645,976
Series A, 6.25%, 4/1/2049 (c) (f)	500,000	145,000
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,000,039
5.00%, 2/15/2044	200,000	188,333
5.00%, 2/15/2048	4,390,000	4,013,660
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,113,552
Franklin County Convention Facilities Authority Revenue, OH:
5.00%, 12/1/2044	670,000	638,904
5.00%, 12/1/2051	2,060,000	1,912,282
Jefferson County Port Authority Revenue, OH:
AMT, 3.50%, 12/1/2051 (c)	4,250,000	3,166,689
5.00%, 12/1/2053 (b) (c)	9,365,000	9,449,617
Lake County Port & Economic Development Authority Revenue, OH Series A, 6.75%, 12/1/2052 (c) (f)	550,000	159,500
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.10%, 7/1/2028 (b)	2,800,000	2,733,116
Series B, AMT, VRN, 2.60%, 6/1/2041 (b)	200,000	179,039
Series A, 3.25%, 9/1/2029	3,000,000	2,896,950
AMT, 4.25%, 1/15/2038 (c)	215,000	205,991
Series A, AMT, VRN, 4.25%, 11/1/2039 (b)	4,790,000	4,883,527
AMT, 4.50%, 1/15/2048 (c)	2,060,000	1,927,768

See accompanying notes to financial statements.
62

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AMT, 5.00%, 7/1/2049 (c)	$ 10,255,000	$ 9,360,348
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	97,437
Series A, 5.00%, 12/1/2050	1,000,000	890,383
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2046	240,000	228,788
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,114,274
5.50%, 12/1/2043	400,000	377,829
Summit County Development Finance Authority Revenue, OH:
5.63%, 12/1/2048	2,000,000	2,060,393
6.00%, 12/1/2058	3,000,000	3,127,229
		131,318,628
OKLAHOMA — 0.5%
Norman Regional Hospital Authority Revenue, OK:
3.25%, 9/1/2039	555,000	444,743
5.00%, 9/1/2045	1,000,000	1,019,734
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	105,000	96,452
Series A, 5.00%, 8/1/2047 (f)	935,000	1,496
Series B, 5.00%, 8/15/2028	400,000	402,309
Series B, 5.00%, 8/15/2033	3,000,000	3,003,725
Series B, 5.00%, 8/15/2038	350,000	343,559
Series B, 5.25%, 8/15/2043	5,000,000	5,018,103
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (f)	199,640	140
Series A, 6.88%, 11/1/2046 (f)	33,274	23
Tulsa Airports Improvement Trust Revenue, OK:
AMT, VRN, 5.00%, 6/1/2035 (b)	1,000,000	998,744
Series B, AMT, 5.50%, 12/1/2035	700,000	699,477
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,500,015
		13,528,520
OREGON — 0.5%
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	806,782
Series A, 4.00%, 12/1/2056	4,500,000	3,033,587
Series A, 5.50%, 10/1/2049	1,000,000	1,016,420
Security Description	Principal Amount	Value
Oregon State Business Development Commission Revenue, OR:
Series 248-A, AMT, 6.50%, 4/1/2031 (c) (f)	$ 2,000,000	$ 200
Series 248-D, AMT, 6.50%, 4/1/2031 (c) (f)	750,000	75
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,012,366
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,541,678
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	652,916
Salem Hospital Facility Authority Revenue, OR:
4.00%, 5/15/2040	710,000	609,792
4.00%, 5/15/2057	1,500,000	1,094,827
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	266,184
Series A, 5.00%, 11/15/2046	640,000	498,028
Series A, 5.00%, 11/15/2051	2,200,000	1,655,025
Series A, 5.00%, 11/15/2056	500,000	368,982
		12,556,862
PENNSYLVANIA — 3.7%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	650,207
Allegheny County Industrial Development Authority Revenue, PA 4.88%, 11/1/2024	2,025,000	2,022,835
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2045	950,000	968,918
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2028 (c)	1,185,000	1,212,761
5.00%, 5/1/2042 (c)	10,240,000	10,129,200
6.25%, 5/1/2042 (c)	1,000,000	997,052
Berks County Industrial Development Authority Revenue, PA:
4.00%, 11/1/2039	200,000	104,194
4.00%, 11/1/2047	785,000	408,849
5.00%, 11/1/2025	1,065,000	709,122
5.00%, 11/1/2026	500,000	314,501
5.00%, 11/1/2030	980,000	516,262
5.00%, 11/1/2034	1,260,000	656,602
5.00%, 11/1/2036	400,000	208,390

See accompanying notes to financial statements.
63

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2050	$ 500,000	$ 260,561
Berks County Municipal Authority Revenue, PA:
Series A, 4.25%, 11/1/2041	1,075,000	559,949
Series A, 5.00%, 2/1/2025	600,000	413,822
Series A, 5.00%, 2/1/2028	1,000,000	563,086
Series A, 5.00%, 2/1/2030	400,000	212,843
Series A, 5.00%, 2/1/2031	750,000	395,114
Series A, 5.00%, 2/1/2032	790,000	416,017
Series A, 5.00%, 11/1/2044	285,000	148,328
Series B, VRN, 5.00%, 2/1/2040 (b)	550,000	379,337
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,352,213
5.00%, 7/1/2039	2,850,000	2,560,352
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	350,709
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	472,898
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	691,563
Chester County Industrial Development Authority Revenue, PA 5.00%, 10/1/2044	1,945,000	1,850,387
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	539,777
Series A, 5.00%, 10/1/2047	545,000	565,700
City of Philadelphia, General Obligation, PA:
Series A, 5.00%, 8/1/2026	535,000	565,558
Series A, 5.00%, 7/15/2038	100,000	100,061
Series B, 5.00%, 8/1/2033	110,000	111,630
Series B, 5.00%, 2/1/2037	775,000	849,687
City of Scranton, General Obligation, PA 5.00%, 11/15/2032	380,000	380,370
County of Lehigh Revenue, PA Series A, 5.00%, 7/1/2027	155,000	165,484
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	295,000	298,126
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (c)	465,000	440,548
6.25%, 10/15/2053 (c)	1,800,000	1,487,538
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	100,422
4.00%, 8/1/2045	170,000	170,048
Security Description	Principal Amount	Value
5.25%, 10/1/2032	$ 115,000	$ 115,040
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (c)	995,000	923,058
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	500,000	525,623
Delaware Valley Regional Finance Authority Revenue, PA 5.75%, 7/1/2032	995,000	1,201,732
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	99,164
Series A, 5.00%, 7/1/2049	2,375,000	2,087,854
Fulton County Industrial Development Authority Revenue, PA 4.00%, 7/1/2028	855,000	849,309
Hazleton Area School District, General Obligation, PA:
Series B, Zero Coupon, 3/1/2024	100,000	99,271
Series B, Zero Coupon, 3/1/2025	160,000	151,952
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	334,625
5.00%, 7/1/2031	845,000	875,014
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	319,730
Series A, 5.00%, 12/1/2047	100,000	77,031
5.13%, 7/1/2037	390,000	363,519
5.25%, 7/1/2041	180,000	166,784
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	115,247
4.00%, 11/1/2041	250,000	241,690
Monroe County Industrial Development Authority, Special Obligation, PA 6.88%, 7/1/2033 (c)	170,000	169,835
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 9/1/2028	500,000	539,891
5.00%, 12/1/2032	250,000	253,443
Series A, 5.00%, 10/1/2026	110,000	109,998
Series A, 5.00%, 9/1/2031	325,000	348,741
Series A, 5.00%, 9/1/2035	300,000	319,382
Montgomery County Industrial Development Authority Revenue, PA:
Series A, 4.10%, 4/1/2053 (b)	3,000,000	3,057,303

See accompanying notes to financial statements.
64

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2030	$ 1,040,000	$ 1,012,196
5.00%, 11/15/2036	100,000	102,569
5.25%, 1/1/2040	205,000	185,610
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	784,587
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	646,445
Series A, 5.00%, 8/15/2048	630,000	648,738
Penn Hills School District, General Obligation, PA BAM, 3.00%, 10/1/2037	900,000	830,901
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A1, 4.00%, 4/15/2050	3,350,000	3,316,126
AMT, 5.00%, 12/31/2028	360,000	370,101
AMT, 5.00%, 12/31/2038	3,820,000	3,875,271
AMT, 5.75%, 6/30/2048	8,270,000	9,069,838
Series A1, 10.00%, 12/1/2040 (c)	345,000	215,480
Series A2, AMT, 10.00%, 12/1/2040 (c)	345,000	212,356
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT1, 3.00%, 6/15/2045	615,000	495,450
5.00%, 5/1/2035	150,000	154,248
5.00%, 5/1/2037	2,000,000	1,610,536
5.00%, 5/1/2042	500,000	374,492
Series A, 5.00%, 11/1/2036	980,000	998,760
Series A, AGM, 5.00%, 5/1/2038 (a)	555,000	611,139
Series A, AGM, 5.00%, 5/1/2039 (a)	495,000	542,679
Series A, 5.00%, 9/1/2045	280,000	281,675
Pennsylvania Housing Finance Agency Revenue, PA Series A, 4.25%, 10/1/2035	100,000	78,284
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2051	775,000	752,862
Series B, 4.00%, 12/1/2046	500,000	498,593
Series C, 4.00%, 12/1/2038	500,000	520,609
2nd Series, 5.00%, 12/1/2038	600,000	634,354
Series A, 5.00%, 12/1/2044	500,000	539,550
Series A-1, 5.00%, 12/1/2037	380,000	406,727
Series A2, 5.00%, 12/1/2028 (b)	500,000	534,491
Series B, 5.00%, 12/1/2036	600,000	617,836
Series B, 5.00%, 12/1/2040	855,000	873,992
Series B1, 5.25%, 6/1/2047	550,000	573,255
Security Description	Principal Amount	Value
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	$ 2,930,000	$ 2,781,801
5.00%, 6/15/2050	500,000	435,819
Series A, 5.00%, 7/1/2037	290,000	253,265
Series A, 5.00%, 9/1/2037	575,000	592,461
Series A, 5.00%, 7/1/2042	2,000,000	1,666,313
Series A, 5.38%, 6/15/2050 (c)	570,000	514,679
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	400,000	401,466
School District of Philadelphia, General Obligation, PA:
Series A, 5.00%, 9/1/2033	500,000	558,434
Series A, 5.00%, 6/1/2034	585,000	686,792
Series F, 5.00%, 9/1/2038	860,000	884,459
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	145,000	145,204
State Public School Building Authority Revenue, PA Series A, 5.00%, 6/1/2027	880,000	923,940
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	149,425
		92,010,065
PUERTO RICO — 11.4%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,488,624
Series A, Zero Coupon, 5/15/2057	120,000,000	9,764,028
Series B, Zero Coupon, 5/15/2057	13,200,000	814,373
5.50%, 5/15/2039	620,000	621,637
5.63%, 5/15/2043	3,790,000	3,832,230
Commonwealth of Puerto Rico, General Obligation, PR:
Series A, Zero Coupon, 7/1/2024	6,253,064	6,130,305
Series A1, 4.00%, 7/1/2033	7,000,000	6,853,720
Series A1, 4.00%, 7/1/2035	10,384,000	10,039,696
Series A1, 4.00%, 7/1/2037	9,287,000	8,866,395
Series A1, 4.00%, 7/1/2041	16,244,000	14,897,964
Series A1, 4.00%, 7/1/2046	12,613,000	11,234,042
Series A1, 5.38%, 7/1/2025	1,530,000	1,563,791
Series A1, 5.63%, 7/1/2027	2,500,000	2,643,791
Series A1, 5.63%, 7/1/2029	5,000,000	5,422,862
Series A1, 5.75%, 7/1/2031	10,000,000	11,123,564
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	100,000	36,086

See accompanying notes to financial statements.
65

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (c)	$ 2,400,000	$ 2,117,861
Series B, 4.00%, 7/1/2042 (c)	7,305,000	6,446,240
Series B, 4.00%, 7/1/2047 (c)	2,585,000	2,182,552
Series A, 5.00%, 7/1/2033 (c)	275,000	278,946
Series A, 5.00%, 7/1/2047 (c)	8,465,000	8,315,713
Series B, 5.00%, 7/1/2025 (c)	990,000	996,790
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,107,252
Series B, 5.00%, 7/1/2033 (c)	8,615,000	8,738,605
Series B, 5.00%, 7/1/2037 (c)	3,035,000	3,048,168
Series A, 6.13%, 7/1/2024 (b)	90,000	90,742
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, 5.00%, 7/1/2026 (a)	140,000	138,974
Series V, AGM, 5.25%, 7/1/2027 (a)	920,000	918,836
Series VV, 5.25%, 7/1/2025	710,000	704,643
Series VV, 5.25%, 7/1/2026	795,000	786,895
Series VV, 5.25%, 7/1/2034	770,000	759,019
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	516,001
Series A, 5.00%, 7/1/2033 (a)	435,000	425,550
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2024	161,000	157,837
Series A-1, Zero Coupon, 7/1/2027	669,000	582,296
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,824,089
Series A-1, Zero Coupon, 7/1/2031	10,356,000	7,579,298
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,464,626
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,162,308
Series A2, 4.33%, 7/1/2040	21,800,000	21,641,163
Series A2, 4.54%, 7/1/2053	4,058,000	3,879,746
Series A-1, 4.55%, 7/1/2040	6,290,330	6,320,850
Series A2, 4.55%, 7/1/2040	100,000	80,229
Series A-1, 4.75%, 7/1/2053	21,420,000	21,198,335
Series B-1, 4.75%, 7/1/2053	2,996,000	2,964,996
Series A2, 4.78%, 7/1/2058	29,165,000	28,747,637
Series A-1, 5.00%, 7/1/2058	47,413,000	47,578,443
		286,087,748
Security Description	Principal Amount	Value
RHODE ISLAND — 0.4%
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	$ 19,210,000	$ 3,398,893
Series B, Zero Coupon, 6/1/2052	5,000,000	814,519
Series B, 4.50%, 6/1/2045	3,745,000	3,746,891
Series A, 5.00%, 6/1/2040	1,000,000	1,007,923
		8,968,226
SOUTH CAROLINA — 1.0%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,023,129
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (c)	600,000	427,563
5.00%, 11/1/2037	500,000	507,334
5.00%, 1/1/2055 (c)	3,000,000	2,568,825
Series A, 5.00%, 5/1/2043	4,440,000	4,612,883
Series A, 5.13%, 6/15/2042 (c)	1,000,000	932,694
5.25%, 11/15/2047	1,750,000	1,609,394
Series A, 5.25%, 8/15/2033	100,000	104,060
Series B-1, 5.75%, 11/15/2029	2,000,000	1,945,613
Series A, 7.00%, 11/1/2033 (c)	270,000	278,014
Series A, 7.13%, 6/15/2053 (c)	1,000,000	1,020,936
Series A, 7.25%, 6/15/2058 (c)	1,325,000	1,352,591
South Carolina Ports Authority Revenue, SC Series A, AMT, 4.00%, 7/1/2040	245,000	245,042
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	423,632
Series A, 4.00%, 12/1/2052	2,000,000	1,896,275
Series B, 4.00%, 12/1/2056	360,000	336,596
Series A, 5.50%, 12/1/2054	5,000,000	5,013,752
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	190,150
		24,488,483
SOUTH DAKOTA — 0.1%
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	231,265
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2028	100,000	106,540
5.00%, 9/1/2032	215,000	227,827

See accompanying notes to financial statements.
66

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2046	$ 1,000,000	$ 1,023,097
		1,588,729
TENNESSEE — 0.7%
Blount County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 1/1/2047 (f)	225,000	51,750
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (c)	3,350,000	2,117,857
Series A, 5.13%, 12/1/2042 (c)	400,000	359,464
Chattanooga-Hamilton County Hospital Authority Revenue, TN Series A, 5.00%, 10/1/2044	1,750,000	1,755,428
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	650,445
Knox County Health Educational & Housing Facility Board Revenue, TN:
5.00%, 4/1/2030	500,000	521,126
5.00%, 4/1/2031	240,000	249,675
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	69,112
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.25%, 10/1/2058	1,000,000	1,009,071
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (c)	1,150,000	962,803
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	484,200
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (c)	430,000	436,673
Shelby County Health Educational & Housing Facilities Board Revenue, TN:
Series A, 5.00%, 5/1/2029	535,000	567,165
Series A, 5.50%, 9/1/2047	400,000	319,967
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (b)	4,000,000	4,269,590
Security Description	Principal Amount	Value
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2024	$ 100,000	$ 100,048
Series C, 5.00%, 2/1/2027	945,000	962,982
Series B, 5.63%, 9/1/2026	3,405,000	3,490,722
		18,378,078
TEXAS — 4.8%
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	503,352
Series A, 4.00%, 8/15/2046	860,000	668,110
VRN, 4.50%, 6/15/2056 (b) (c)	500,000	497,893
Series A, 5.00%, 8/15/2048	15,000	13,545
Series A, 6.00%, 2/15/2043 (c)	1,035,000	1,031,236
Series A, 6.13%, 2/15/2053 (c)	1,000,000	984,566
6.25%, 6/1/2052 (c)	2,500,000	2,540,644
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	411,485
Series B, 5.00%, 1/1/2032	1,840,000	1,857,274
Series B, 5.00%, 1/1/2034	300,000	303,208
Central Texas Regional Mobility Authority Revenue, TX:
Series B, 4.00%, 1/1/2041	200,000	202,837
Series G, 4.00%, 1/1/2045	1,150,000	1,110,508
Series G, 4.00%, 1/1/2050	2,000,000	1,869,093
Central Texas Turnpike System Revenue, TX:
Series C, 5.00%, 8/15/2034	500,000	501,133
Series C, 5.00%, 8/15/2037	500,000	500,703
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	1,008,392
City of Denton Utility System Revenue, TX 5.00%, 12/1/2027	630,000	661,755
City of Houston Airport System Revenue, TX:
Series B-1, AMT, 4.00%, 7/15/2041	2,965,000	2,640,556
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,371,837
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,902,307
Series B-2, AMT, 5.00%, 7/15/2027	2,500,000	2,512,842
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,523,116
Series D, 5.00%, 7/1/2029	115,000	127,144
Series D, 5.00%, 7/1/2035	500,000	545,474
Series A, AMT, 6.50%, 7/15/2030	300,000	300,124

See accompanying notes to financial statements.
67

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (c)	$ 1,000,000	$ 862,923
City of Mesquite, Special Assessment, TX 5.50%, 9/1/2043 (c)	750,000	753,289
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	105,000	105,004
Series A, 4.35%, 12/1/2042	290,000	282,532
Series D, 5.25%, 8/15/2027	530,000	536,031
Series D, 5.25%, 8/15/2028	1,000,000	1,011,866
Series A, 6.00%, 6/15/2043 (c)	2,000,000	2,014,233
Series D, 6.13%, 8/15/2048	3,010,000	3,045,680
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (c)	500,000	500,158
Decatur Hospital Authority Revenue, TX Series A, 5.25%, 9/1/2029	335,000	339,319
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	200,214
4.00%, 8/15/2038	885,000	852,601
5.00%, 8/15/2037	200,000	206,139
5.00%, 8/15/2039	690,000	690,050
Gulf Coast Industrial Development Authority Revenue, TX AMT, 4.88%, 5/1/2025	650,000	649,585
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	890,000	951,508
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	103,936
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (b)	1,100,000	1,123,943
Harris County-Houston Sports Authority Revenue, TX:
Series H, Zero Coupon, 11/15/2024 (a)	2,000,000	1,937,950
Series H, Zero Coupon, 11/15/2036 (a)	105,000	56,020
Series H, Zero Coupon, 11/15/2040 (a)	5,165,000	2,067,114
Series A, AGM, 3.13%, 11/15/2056 (a)	510,000	394,037
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2028	1,705,000	1,705,458
Security Description	Principal Amount	Value
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2031	$ 595,000	$ 665,381
5.00%, 5/15/2032	750,000	837,000
5.00%, 5/15/2037	550,000	614,304
5.00%, 5/15/2038	735,000	812,993
Matagorda County Navigation District No. 1 Revenue, TX:
Series B-1, 4.00%, 6/1/2030	3,000,000	3,000,009
Series A, AMBAC, 4.40%, 5/1/2030 (a)	495,000	507,969
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (f)	541,434	5,414
Mission Economic Development Corp. Revenue, TX Series A, AMT, 4.63%, 10/1/2031 (c)	4,830,000	4,763,257
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (b)	1,263,292	475,154
5.00%, 11/15/2031	850,000	879,654
5.00%, 1/1/2047	500,000	439,763
Series A, 5.00%, 7/1/2047	1,000,000	907,500
Series A1, 5.25%, 1/1/2042	2,500,000	1,912,787
Series A, 5.38%, 11/15/2036	500,000	439,889
5.50%, 1/1/2049	1,000,000	804,183
Series A, 5.50%, 7/1/2045	250,000	202,247
Series A, 5.50%, 7/1/2054	100,000	76,832
Series A1, 5.50%, 1/1/2057	4,375,000	3,129,661
Series A-1, 7.50%, 11/15/2037	45,000	34,439
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,253,072
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	900,285
North Parkway Municipal Management District No. 1, Special Assessment, TX 5.00%, 9/15/2051 (c)	1,000,000	933,267
North Texas Tollway Authority Revenue, TX:
Series D, AGC, Zero Coupon, 1/1/2029 (a)	315,000	271,219
Series D, AGC, Zero Coupon, 1/1/2036 (a)	510,000	337,023
Series D, AGC, Zero Coupon, 1/1/2038 (a)	590,000	346,933
Series A, 3.00%, 1/1/2037	500,000	467,328
4.00%, 1/1/2037	500,000	511,466
Series B, 4.00%, 1/1/2040	450,000	458,028
Series B, 4.00%, 1/1/2041	500,000	507,070

See accompanying notes to financial statements.
68

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series I, AGC, 6.20%, 1/1/2042 (a) (b)	$ 180,000	$ 185,643
Port Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (c)	1,500,000	881,471
Series A, AMT, 4.00%, 1/1/2050 (c)	3,275,000	2,343,936
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	294,482
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	10,048
Red River Health Facilities Development Corp. Revenue, TX:
Series A, 7.50%, 11/15/2034	1,000,000	1,037,049
Series A, 8.00%, 11/15/2049	385,000	400,727
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	205,000	209,796
5.50%, 8/1/2027	150,000	157,875
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	405,000	392,573
Series B, 4.00%, 11/15/2025 (f)	197,923	20
Series B, 4.50%, 11/15/2036 (f)	160,023	16
5.00%, 5/15/2045	625,000	549,560
Series A, 5.00%, 11/15/2037	445,000	450,279
Series A-1, 5.00%, 10/1/2044	200,000	200,040
Series B, 5.00%, 11/15/2046	200,000	200,237
Series B, 5.00%, 7/1/2048	2,000,000	2,135,656
5.25%, 11/15/2047 (f)	90,798	9
Series A, 6.38%, 2/15/2041 (f)	450,000	247,500
Series A, 6.75%, 11/15/2047	1,400,000	1,415,750
Series A, 6.75%, 11/15/2052	300,000	302,744
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	120,000	125,582
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	4,000,000	4,129,795
5.00%, 12/15/2030	2,000,000	2,134,706
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	3,880,000	3,958,313
AMT, 5.00%, 12/31/2040	780,000	786,206
AMT, 5.00%, 12/31/2055	2,695,000	2,700,846
AMT, 5.00%, 6/30/2058	4,615,000	4,663,511
Series A, 5.00%, 12/31/2035	1,590,000	1,722,989
Security Description	Principal Amount	Value
5.13%, 12/31/2035	$ 1,440,000	$ 1,540,920
5.25%, 6/30/2036	3,175,000	3,404,130
5.50%, 12/31/2058	2,710,000	2,938,840
Texas Transportation Commission State Highway 249 System Revenue, TX Series A, 5.00%, 8/1/2057	1,000,000	1,020,418
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	395,000	395,607
6.25%, 9/1/2040	370,000	370,583
6.38%, 9/1/2045	505,000	505,859
Woodloch Health Facilities Development Corp. Revenue, TX Series A, 6.75%, 12/1/2051 (c) (f)	1,463,789	29,276
		120,315,843
U. S. VIRGIN ISLANDS — 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,596,772
Series A, 5.00%, 10/1/2039	13,010,000	13,054,727
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (c)	2,000,000	1,662,744
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,385,203
		17,699,446
UTAH — 0.9%
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (c)	4,500,000	3,398,714
City of Salt Lake City Airport Revenue, UT:
Series A, AMT, 4.00%, 7/1/2051	2,360,000	2,233,510
Series A, AMT, 5.00%, 7/1/2028	150,000	158,534
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (c)	315,000	309,870
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (c)	2,130,000	2,162,330
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	745,173
Series A2, 4.00%, 6/1/2041	1,600,000	1,286,488

See accompanying notes to financial statements.
69

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A2, 4.00%, 6/1/2052	$ 2,500,000	$ 1,849,116
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (c)	3,000,000	2,654,888
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (c)	3,940,000	2,703,459
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,634,117
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (c)	2,535,000	2,556,175
		21,692,374
VERMONT — 0.0% (d)
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	938,400
VIRGINIA — 2.2%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	55,000	54,150
Arlington County Industrial Development Authority Revenue, VA 5.00%, 7/1/2031	500,000	560,558
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (c)	1,335,000	1,342,818
Chesapeake Bay Bridge & Tunnel District Revenue, VA:
5.00%, 7/1/2046	4,000,000	4,050,175
5.00%, 7/1/2051	1,000,000	1,009,427
City of Chesapeake Chesapeake Expressway Toll Road Revenue, VA Series A, 5.00%, 7/15/2047	50,000	50,022
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	300,040
Danville Industrial Development Authority Revenue, VA Series A, 5.00%, 10/1/2047	385,000	307,317
Farms New Kent Community Development Authority, Special Assessment, VA Series B, Zero Coupon, 3/1/2036 (c)	2,050,000	914,400
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	945,737
Security Description	Principal Amount	Value
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058 (e)	$ 725,000	$ 767,928
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	9,880
Louisa Industrial Development Authority Revenue, VA Series A, 3.65%, 11/1/2035 (b)	1,000,000	1,005,919
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (c)	915,000	915,440
Norfolk Redevelopment & Housing Authority Revenue, VA:
Series B, 4.00%, 1/1/2025	3,400,000	3,348,074
5.38%, 1/1/2035	250,000	237,746
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (c)	1,950,000	1,940,328
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	826,537
Series B1, 5.00%, 6/1/2047	11,040,000	10,512,914
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,488,262
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (c)	875,000	877,492
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2031	2,365,000	2,407,636
4.00%, 1/1/2039	1,000,000	982,537
AMT, 4.00%, 1/1/2040	1,000,000	978,259
4.00%, 12/1/2041	2,000,000	1,750,000
AMT, 4.00%, 1/1/2048	4,000,000	3,727,719
AMT, 5.00%, 6/30/2042	1,000,000	1,071,461
AMT, 5.00%, 12/31/2047	5,490,000	5,517,884
AMT, 5.00%, 12/31/2052	335,000	336,061
AMT, 5.00%, 12/31/2056	2,975,000	2,979,749
Series C, 5.00%, 6/1/2047	1,000,000	925,894
Series A, 5.50%, 7/1/2049 (c)	1,660,000	1,482,338
		54,624,702

See accompanying notes to financial statements.
70

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
WASHINGTON — 1.8%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	$ 1,000,000	$ 1,062,527
6.88%, 12/1/2053	1,000,000	1,049,778
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,086,681
Klickitat County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 12/1/2032	400,000	407,728
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	220,614
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	3,000,000	3,000,039
Port of Seattle Revenue, WA:
Series C, AMT, 4.00%, 8/1/2035	550,000	574,504
Series C, AMT, 5.00%, 5/1/2031	130,000	136,548
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	190,000	186,502
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (c) (f)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (c) (f)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (b) (c)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	631,381
Series A, 4.00%, 7/1/2042	200,000	184,591
5.00%, 8/15/2034	2,695,000	2,791,714
Series D, 5.00%, 10/1/2041	1,000,000	991,467
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2034	1,000,000	943,711
Series B, 3.00%, 7/1/2058	4,810,000	3,373,491
4.00%, 7/1/2058	605,000	552,815
Series B, 4.00%, 7/1/2032	1,695,000	1,748,740
Series B, 4.00%, 7/1/2034	320,000	329,393
Series B, 4.00%, 7/1/2048	1,010,000	943,308
Series B, 4.00%, 7/1/2058	1,080,000	971,158
5.00%, 7/1/2058	170,000	173,740
Security Description	Principal Amount	Value
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	$ 2,408,018	$ 2,296,441
Series A, 4.00%, 1/1/2057 (c)	1,000,000	668,910
5.00%, 7/1/2046 (c)	1,520,000	1,220,404
5.00%, 1/1/2048 (c)	3,815,000	3,038,461
5.00%, 7/1/2051 (c)	1,250,000	970,463
Series A, 5.00%, 1/1/2031 (c)	100,000	89,853
Series A, 5.00%, 1/1/2044 (c)	605,000	431,982
Series A, 5.00%, 1/1/2046 (c)	1,000,000	695,725
Series A, 5.00%, 1/1/2051 (c)	3,820,000	2,915,967
Series A, 5.00%, 7/1/2051 (c)	1,000,000	757,371
Series A, 5.00%, 1/1/2055 (c)	2,200,000	1,428,126
Series A, 5.00%, 1/1/2056 (c)	1,285,000	993,042
6.13%, 7/1/2053 (c)	2,500,000	2,752,221
6.25%, 7/1/2059 (c)	2,500,000	2,754,682
Series A, 7.00%, 7/1/2050 (c)	500,000	525,564
		44,899,744
WEST VIRGINIA — 0.3%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (c)	515,000	529,960
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	665,085
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	361,680
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 5.50%, 6/1/2037 (c)	225,000	231,503
Series A, 7.00%, 6/1/2043 (c)	150,000	161,254
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	726,958
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	120,000	129,648
West Virginia Economic Development Authority Revenue, WV Series A, AMT, VRN, 5.00%, 7/1/2045 (b)	2,250,000	2,258,428
West Virginia Hospital Finance Authority Revenue, WV Series B, 6.00%, 9/1/2048	2,000,000	2,284,173
		7,348,689
WISCONSIN — 3.4%
Public Finance Authority Revenue, WI:
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	210,516

See accompanying notes to financial statements.
71

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, Zero Coupon, 1/1/2067 (c)	$ 920,000	$ 6,247
Series B, VRN, 3.75%, 7/1/2051 (b) (c) (f)	2,075,993	1,175,219
AMT, 4.00%, 8/1/2035	940,000	830,742
AMT, 4.00%, 7/1/2041	2,595,000	2,033,367
4.00%, 4/1/2042 (c)	1,000,000	825,529
4.00%, 9/30/2051	1,000,000	846,046
Series A, 4.00%, 6/1/2035	500,000	505,901
Series A, 4.00%, 9/1/2041 (c)	2,565,000	2,191,432
Series A, 4.00%, 12/1/2051	1,000,000	807,222
Series A, 4.00%, 6/1/2056 (c)	2,100,000	1,406,232
AMT, 4.25%, 7/1/2054	3,000,000	2,110,889
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,913,357
Series A, 4.50%, 6/1/2056 (c)	2,750,000	2,123,717
5.00%, 4/1/2035	1,550,000	1,572,979
5.00%, 3/1/2037 (c)	625,000	570,009
5.00%, 9/1/2039 (c)	770,000	652,117
Series A, 5.00%, 11/15/2024 (c)	110,000	111,414
Series A, 5.00%, 9/1/2030 (c)	400,000	383,987
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,385,425
Series A, 5.00%, 6/15/2037 (c)	425,000	399,203
Series A, 5.00%, 10/1/2039 (c)	3,250,000	3,239,231
Series A, 5.00%, 1/1/2042 (c)	100,000	91,137
Series A, 5.00%, 6/15/2046 (c)	1,000,000	768,712
Series A, 5.00%, 6/15/2049 (c)	310,000	261,629
Series A, 5.00%, 12/1/2055 (c)	2,000,000	1,618,694
Series A, 5.00%, 1/1/2056 (c)	265,000	222,581
Series A, 5.00%, 2/1/2062	2,000,000	2,021,859
Series B, AMT, 5.00%, 7/1/2042	1,000,000	1,000,236
5.13%, 4/1/2052	2,310,000	2,150,248
Series A, 5.13%, 6/1/2048 (c)	350,000	308,149
5.25%, 3/1/2035 (c)	750,000	760,303
Series A, 5.25%, 3/1/2045 (c)	1,000,000	878,925
Series A, 5.25%, 5/15/2052 (c)	1,300,000	1,146,937
Series A, 5.25%, 3/1/2055 (c)	1,810,000	1,528,144
Series A, 5.35%, 12/1/2045	1,000,000	1,015,835
Series A, 5.38%, 7/15/2047 (c)	500,000	487,929
Series B, 5.63%, 2/1/2046 (c)	1,665,000	1,697,595
Series A, 5.75%, 10/1/2043 (c)	1,180,000	1,168,892
Series A, 5.75%, 7/1/2063 (c)	2,000,000	2,068,820
5.88%, 4/1/2045	530,000	532,749
5.88%, 6/15/2047 (c)	800,000	721,591
Series A, 6.00%, 7/15/2042	250,000	250,110
Security Description	Principal Amount	Value
Series B, 6.00%, 2/1/2062 (c)	$ 2,000,000	$ 2,055,965
Series A, 6.25%, 10/1/2031 (c) (f)	200,000	20,000
Series A, 6.25%, 1/1/2038 (c)	500,000	225,000
Series A, 6.25%, 10/1/2053 (c)	2,220,000	2,229,187
Series A, 6.38%, 1/1/2048 (c)	925,000	416,250
Series A, 6.50%, 9/1/2048 (c)	480,000	288,000
6.63%, 7/1/2043 (c)	465,000	477,428
6.75%, 12/1/2042 (c)	2,100,000	1,945,576
Series A, 6.75%, 8/1/2031 (c)	980,000	715,400
6.88%, 7/1/2053 (c)	1,650,000	1,693,748
7.00%, 12/1/2050 (c)	8,750,000	8,151,183
7.00%, 7/1/2058 (c)	1,850,000	1,898,365
Series A, 7.00%, 1/1/2050 (c)	3,000,000	3,274,494
Wisconsin Health & Educational Facilities Authority Revenue, WI:
Series B-1, 2.83%, 11/1/2028	115,000	103,192
3.13%, 12/15/2049	850,000	648,811
3.50%, 7/1/2040	100,000	89,050
4.00%, 1/1/2047	600,000	373,829
4.00%, 1/1/2057	1,000,000	569,030
4.00%, 7/1/2046	335,000	320,315
Series A, 4.00%, 7/1/2048	425,000	319,732
Series A, 4.13%, 7/1/2053	595,000	440,269
Series B, 4.25%, 7/1/2033	1,250,000	1,041,280
5.00%, 11/15/2025	795,000	805,605
5.00%, 11/15/2026	565,000	573,288
5.00%, 8/1/2032	50,000	42,589
5.00%, 8/1/2037	150,000	118,825
5.00%, 8/1/2039	1,100,000	840,524
Series A, 5.00%, 7/1/2038	500,000	478,617
Series A, 5.00%, 11/1/2039	1,000,000	864,556
Series A, 5.00%, 2/15/2042	4,580,000	4,633,422
Series A, 5.00%, 11/1/2046	1,250,000	1,006,904
Series B, 5.00%, 7/1/2048	790,000	586,946
Series B, 5.00%, 7/1/2053	1,000,000	718,302
Series A, 5.25%, 8/1/2048	100,000	78,435
5.50%, 5/1/2034	350,000	350,129
		85,396,102
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,552,985,215)		2,437,610,848

See accompanying notes to financial statements.
72

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (h) (i) (Cost $45,932,931)	45,932,931	$ 45,932,931
TOTAL INVESTMENTS — 99.1% (Cost $2,598,918,146)		2,483,543,779
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		22,208,908
NET ASSETS — 100.0%		$ 2,505,752,687
(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.0%
National Public Finance Guaranty Corp.	0.9%
Build America Mutual Assurance Company	0.4%
Assured Guaranty Corp.	0.1%
Ambac Financial Group	0.1%
XL Capital Assurance Inc.	0.0% (d)
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.8% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2023.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CFC	Cooperative Finance Corporation
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$2,437,610,848	$ 0(a)	$2,437,610,848
Short-Term Investment	45,932,931	—	—	45,932,931
TOTAL INVESTMENTS	$45,932,931	$2,437,610,848	$ 0	$2,483,543,779
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.
See accompanying notes to financial statements.
73

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,761,758	$18,761,758	$380,451,078	$353,279,905	$—	$—	45,932,931	$45,932,931	$637,603

See accompanying notes to financial statements.
74

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.4%
ALABAMA — 0.4%
Alabama Federal Aid Highway Finance Authority Revenue, AL:
Series A, 5.00%, 9/1/2029	$ 525,000	$ 572,061
Series A, 5.00%, 9/1/2030	190,000	207,031
Alabama Highway Finance Corp. Revenue, AL Series A, 5.00%, 8/1/2039	580,000	633,997
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2028	1,425,000	1,597,255
Series A, 5.00%, 11/1/2030	560,000	653,356
Series A, 5.00%, 11/1/2032	1,000,000	1,163,616
Tuscaloosa City Board of Education Revenue, AL 5.00%, 8/1/2041	755,000	799,867
University of Alabama Revenue, AL:
Series A, 4.00%, 7/1/2035	500,000	523,325
Series A, 5.00%, 7/1/2025	6,415,000	6,636,382
Water Works Board of the City of Birmingham Revenue, AL:
Series B, 3.00%, 1/1/2043	165,000	167,326
Series A, 4.00%, 1/1/2037	235,000	238,706
Series B, 4.00%, 1/1/2036	250,000	260,914
Series A, 5.00%, 1/1/2042	255,000	260,345
Series B, 5.00%, 1/1/2030	750,000	804,258
		14,518,439
ALASKA — 0.1%
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,271,036
City of Anchorage Water Revenue, AK Series B, 5.00%, 5/1/2037	500,000	531,340
		2,802,376
ARIZONA — 1.3%
Arizona Board of Regents Revenue, AZ:
Series A, 4.00%, 7/1/2040	500,000	514,753
Series A, 5.50%, 7/1/2048	3,860,000	4,484,089
Arizona Transportation Board Revenue, AZ 5.00%, 7/1/2024	125,000	126,320
City of Bullhead Excise Taxes Revenue, AZ Series 2, 2.55%, 7/1/2046	750,000	552,360
City of Chandler, General Obligation, AZ 5.00%, 7/1/2034	2,000,000	2,460,054
Security Description	Principal Amount	Value
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	$ 1,405,000	$ 1,522,143
4.00%, 7/1/2043	500,000	506,365
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2032	2,000,000	2,408,514
5.00%, 7/1/2033	1,500,000	1,829,858
5.00%, 7/1/2034	1,250,000	1,522,048
5.00%, 7/1/2035	1,200,000	1,454,340
5.00%, 7/1/2045	1,040,000	1,166,311
Maricopa County Special Health Care District, General Obligation, AZ:
Series C, 4.00%, 7/1/2038	430,000	438,958
Series D, 5.00%, 7/1/2028	2,935,000	3,248,534
Series D, 5.00%, 7/1/2029	730,000	823,099
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	14,540,000	17,047,634
Series B, 5.00%, 1/1/2048	3,845,000	4,336,472
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2026	580,000	618,660
University of Arizona Revenue, AZ:
5.00%, 6/1/2029	420,000	442,913
5.00%, 6/1/2032	385,000	403,978
Series A, 5.00%, 6/1/2040	2,715,000	3,065,369
		48,972,772
ARKANSAS — 0.1%
City of Fayetteville Sales & Use Tax Revenue, AR Series A, 5.00%, 11/1/2026	570,000	606,451
City of Rogers Sales & Use Tax Revenue, AR Series B, 3.88%, 11/1/2039	300,000	300,969
Little Rock School District, General Obligation, AR:
Series A, AGM, 2.00%, 2/1/2039 (a)	2,000,000	1,487,778
Series A, AGM, 2.13%, 2/1/2042 (a)	735,000	522,641
Series A, AGM, 2.25%, 2/1/2044 (a)	1,310,000	919,363
University of Arkansas Revenue, AR Series A, 5.00%, 12/1/2045	1,000,000	1,094,112
		4,931,314
CALIFORNIA — 18.7%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	4,200,000	4,393,150
Series A, 5.00%, 12/1/2028	1,000,000	1,130,509

See accompanying notes to financial statements.
75

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2030	$ 5,000,000	$ 5,877,514
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	3,475,000	3,666,123
Antelope Valley Community College District, General Obligation, CA Series B, 4.00%, 8/1/2045	3,650,000	3,707,915
Arcadia Unified School District, General Obligation, CA:
3.25%, 8/1/2036	365,000	359,584
3.25%, 8/1/2037	240,000	233,111
Bay Area Toll Authority Revenue, CA Series A, 2.00%, 4/1/2056 (b)	1,000,000	932,772
Bay Area Water Supply & Conservation Agency Revenue, CA Series A, 5.00%, 10/1/2025	1,000,000	1,043,052
California Infrastructure & Economic Development Bank Revenue, CA:
5.00%, 10/1/2026	150,000	161,032
5.00%, 10/1/2028	490,000	520,132
5.00%, 10/1/2029	115,000	128,311
5.00%, 10/1/2031	410,000	444,852
5.00%, 10/1/2032	285,000	309,032
California State Public Works Board Revenue, CA:
Series A, 3.00%, 5/1/2032	655,000	645,307
Series B, 4.00%, 5/1/2046	800,000	812,015
Series C, 4.00%, 8/1/2037	2,000,000	2,131,603
Series A, 5.00%, 8/1/2032	13,415,000	15,934,935
Series A, 5.00%, 8/1/2033	1,190,000	1,412,458
Series A, 5.00%, 8/1/2034	2,240,000	2,656,072
Series B, 5.00%, 5/1/2028	1,000,000	1,111,357
Series C, 5.00%, 11/1/2028	1,000,000	1,124,772
Series C, 5.00%, 11/1/2031	1,280,000	1,463,854
Series C, 5.00%, 11/1/2032	975,000	1,114,453
Series C, 5.00%, 11/1/2034	655,000	779,879
Series D, 5.00%, 11/1/2034	5,780,000	7,133,075
California State University Revenue, CA:
Series C, 3.00%, 11/1/2035	9,005,000	8,963,846
Series A, 3.13%, 11/1/2036	225,000	224,519
Series A, 3.20%, 11/1/2037	270,000	268,961
Series C, 4.00%, 11/1/2045	2,650,000	2,694,068
Series A, 5.00%, 11/1/2025	520,000	543,590
Series A, 5.00%, 11/1/2028	120,000	127,598
Series A, 5.00%, 11/1/2031	205,000	222,311
Series A, 5.00%, 11/1/2032	120,000	124,791
Series A, 5.00%, 11/1/2033	1,290,000	1,596,276
Series A, 5.00%, 11/1/2035	2,465,000	2,989,364
Series A, 5.00%, 11/1/2036	1,520,000	1,860,893
Series A, 5.00%, 11/1/2037	1,500,000	1,819,659
Series A, 5.25%, 11/1/2048	5,000,000	5,800,986
Security Description	Principal Amount	Value
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	$ 500,000	$ 374,979
Chabot-Las Positas Community College District, General Obligation, CA:
Series C, 5.00%, 8/1/2025	1,425,000	1,479,893
Series C, 5.00%, 8/1/2026	1,280,000	1,365,640
Series C, 5.00%, 8/1/2027	1,295,000	1,418,043
Series C, 5.25%, 8/1/2048	1,200,000	1,376,434
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series A, 5.00%, 9/1/2047	2,845,000	3,040,706
City & County of San Francisco, Certificate Participation, CA:
Series B, 3.00%, 4/1/2032	790,000	790,370
Series A, 4.00%, 4/1/2041	500,000	505,659
City & County of San Francisco, General Obligation, CA:
Series 2020-D-1, 4.00%, 6/15/2042	2,675,000	2,737,007
Series R1, 4.00%, 6/15/2032	735,000	783,603
City of Concord, Certificate Participation, CA 2.13%, 4/1/2041	1,500,000	1,136,970
City of Los Angeles Department of Airports Revenue, CA:
Series B, 4.00%, 5/15/2040	700,000	732,092
Series A, 5.00%, 5/15/2037	1,255,000	1,425,714
Series A, 5.00%, 5/15/2040	10,000,000	11,149,155
Series B, 5.00%, 5/15/2030	1,025,000	1,200,726
Series B, 5.00%, 5/15/2038	1,465,000	1,683,352
Series C, 5.00%, 5/15/2028	525,000	587,259
Series C, 5.00%, 5/15/2038	635,000	717,828
City of Los Angeles Wastewater System Revenue, CA Series B, 5.00%, 6/1/2033	250,000	257,819
City of Riverside Water Revenue, CA Series A, 5.00%, 10/1/2043	520,000	568,820
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2028	170,000	182,845
Series C, 5.00%, 11/1/2033	2,155,000	2,700,527
Series C, 5.00%, 11/1/2035	1,060,000	1,317,892
Series C, 5.00%, 11/1/2036	2,500,000	3,075,425
Series C, 5.00%, 11/1/2037	2,500,000	3,042,480
Series C, 5.00%, 11/1/2038	1,895,000	2,285,209
Clovis Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2047	3,000,000	3,298,421

See accompanying notes to financial statements.
76

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Coast Community College District, General Obligation, CA:
Series F, Zero Coupon, 8/1/2040	$ 2,715,000	$ 1,401,696
Series F, 3.00%, 8/1/2038	500,000	470,894
Contra Costa Community College District, General Obligation, CA:
Series C, 2.00%, 8/1/2039	1,000,000	768,803
Series C, 3.00%, 8/1/2035	1,700,000	1,684,280
Series C, 3.00%, 8/1/2036	1,800,000	1,761,128
Series C, 3.00%, 8/1/2037	2,015,000	1,921,713
East Bay Municipal Utility District Water System Revenue, CA:
Series A, 5.00%, 6/1/2035	535,000	582,238
Series A, 5.00%, 6/1/2044	735,000	809,609
East Side Union High School District, General Obligation, CA Series E, 5.00%, 8/1/2028	125,000	132,844
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,585
El Dorado Irrigation District Revenue, CA Series C, 5.00%, 3/1/2032	390,000	411,695
El Dorado Irrigation District, Certificate Participation, CA Series A, 4.00%, 3/1/2045	3,010,000	3,042,407
Fontana Redevelopment Successor Agency, Special Obligation, CA:
Series A, 5.00%, 10/1/2028	100,000	109,607
Series A, 5.00%, 10/1/2031	340,000	371,284
Fremont Unified School District/Alameda County, General Obligation, CA:
Series D, 2.00%, 8/1/2043	1,400,000	956,223
Series E, 4.00%, 8/1/2042	3,035,000	3,123,664
Fresno Unified School District, General Obligation, CA Series A, 4.00%, 8/1/2045	600,000	609,728
Grossmont-Cuyamaca Community College District, General Obligation, CA Series C, 4.00%, 8/1/2046	800,000	815,148
Imperial Irrigation District Electric System Revenue, CA Series C, 5.00%, 11/1/2036	100,000	104,974
Irvine Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 5/1/2034	3,800,000	4,015,332
Series A, 5.00%, 5/1/2035	2,000,000	2,110,467
Series A, 5.00%, 5/1/2036	3,390,000	3,567,543
Security Description	Principal Amount	Value
Kern Community College District, General Obligation, CA:
Series E, 5.00%, 8/1/2035	$ 1,600,000	$ 1,963,593
Series E, 5.00%, 8/1/2036	1,100,000	1,340,015
Series E, 5.00%, 8/1/2037	1,035,000	1,248,123
Series E, 5.00%, 8/1/2040	1,000,000	1,177,441
Lodi Unified School District, General Obligation, CA Series 2020, 3.00%, 8/1/2043	1,240,000	1,080,301
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2036	430,000	455,602
Series C-1, 5.00%, 8/1/2026	2,150,000	2,294,962
Series D, 5.00%, 8/1/2028	2,750,000	3,089,954
Series D, 5.00%, 8/1/2029	10,665,000	12,265,565
Series D, 5.00%, 8/1/2030	7,000,000	8,226,744
Los Angeles County Facilities, Inc. Revenue, CA Series A, 5.00%, 12/1/2033	250,000	280,660
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 4.00%, 6/1/2034	110,000	113,783
Series A, 4.00%, 6/1/2035	2,800,000	3,024,568
Series A, 4.00%, 6/1/2039	2,750,000	2,905,234
Series A, 5.00%, 6/1/2026	525,000	557,672
Series A, 5.00%, 6/1/2029	250,000	264,741
Series A, 5.00%, 7/1/2030	100,000	109,476
Series A, 5.00%, 6/1/2033	550,000	598,258
Series A, 5.00%, 6/1/2034	3,570,000	3,871,687
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2043	2,000,000	2,056,520
Series D, 5.00%, 12/1/2030	330,000	345,153
Los Angeles Department of Water & Power Revenue, CA:
Series C, 4.00%, 7/1/2026	1,645,000	1,712,339
Series A, 5.00%, 7/1/2026	2,000,000	2,130,415
Series A, 5.00%, 7/1/2027	2,280,000	2,496,113
Series A, 5.00%, 7/1/2036	675,000	760,443
Series B, 5.00%, 7/1/2034	555,000	580,610
Series C, 5.00%, 7/1/2026	3,000,000	3,189,208
Series C, 5.00%, 7/1/2034	850,000	974,887
Series E, 5.00%, 7/1/2025	5,800,000	6,013,140
Series E, 5.00%, 7/1/2026	3,000,000	3,195,623
Series E, 5.00%, 7/1/2027	625,000	684,242
Series E, 5.00%, 7/1/2028	500,000	562,019
Los Angeles Department of Water & Power Water System Revenue, CA:
Series A, 5.00%, 7/1/2032	715,000	775,492
Series C, 5.00%, 7/1/2036	1,000,000	1,162,514

See accompanying notes to financial statements.
77

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2041	$ 1,250,000	$ 1,451,756
Series C, 5.00%, 7/1/2042	1,250,000	1,444,927
Series D, 5.00%, 7/1/2030	600,000	706,742
Los Angeles Unified School District, General Obligation, CA:
Series C, 3.00%, 7/1/2035	850,000	839,737
Series C, 3.00%, 7/1/2038	2,885,000	2,704,852
Series C, 4.00%, 7/1/2035	800,000	866,990
Series C, 4.00%, 7/1/2037	515,000	549,564
Series C, 4.00%, 7/1/2044	865,000	878,313
Series RYQ, 4.00%, 7/1/2040	525,000	546,377
Series RYQ, 4.00%, 7/1/2044	500,000	507,695
5.00%, 7/1/2032	3,000,000	3,659,261
5.00%, 7/1/2033	2,500,000	3,104,937
5.00%, 7/1/2034	3,000,000	3,749,819
5.00%, 7/1/2035	3,000,000	3,725,416
5.00%, 7/1/2036	2,000,000	2,463,151
5.00%, 7/1/2041	2,335,000	2,760,613
Series A, 5.00%, 7/1/2024	2,030,000	2,053,145
Series A, 5.00%, 7/1/2028	505,000	566,486
Series A, 5.00%, 7/1/2030	250,000	259,525
Series B-1, 5.00%, 7/1/2029	250,000	276,564
Series C, 5.00%, 7/1/2025	2,815,000	2,918,446
Series C, 5.00%, 7/1/2026	800,000	851,164
Series QRR, 5.00%, 7/1/2026	1,000,000	1,063,955
Series QRR, 5.00%, 7/1/2028	1,000,000	1,121,755
Series QRR, 5.00%, 7/1/2034	1,250,000	1,534,150
Series QRR, 5.00%, 7/1/2038	2,000,000	2,373,075
Series QRR, 5.00%, 7/1/2041	1,500,000	1,750,013
Series RYRR, 5.00%, 7/1/2035	2,000,000	2,395,402
5.25%, 7/1/2040	3,235,000	3,919,323
5.25%, 7/1/2042	4,005,000	4,788,001
Marin Healthcare District, General Obligation, CA Series A, 3.00%, 8/1/2037	325,000	296,044
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2028	1,785,000	1,803,452
Series B, 3.00%, 7/1/2029	4,000,000	4,040,226
Series B, 4.00%, 10/1/2025	730,000	750,053
Series A, 5.00%, 4/1/2040	1,350,000	1,585,825
Series A, 5.00%, 4/1/2048	4,000,000	4,559,980
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	3,140,000	3,233,344
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,746,783
Security Description	Principal Amount	Value
Mount San Antonio Community College District, General Obligation, CA:
Series E, Zero Coupon, 8/1/2045	$ 2,155,000	$ 909,167
Series A, 5.00%, 8/1/2041	505,000	558,615
Mountain House Public Financing Authority Revenue, CA Series B, BAM, 4.00%, 12/1/2043 (a)	2,715,000	2,753,418
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 11/1/2026	500,000	535,931
Series A, 5.00%, 5/1/2028	1,700,000	1,893,762
Series A, 5.00%, 5/1/2030	1,625,000	1,894,707
Series A, 5.00%, 5/1/2032	1,000,000	1,211,677
Novato Unified School District, General Obligation, CA Series C, 2.38%, 8/1/2045	750,000	552,369
Orange County Sanitation District Revenue, CA Series A, 5.00%, 2/1/2030	120,000	126,371
Rancho Water District Financing Authority Revenue, CA Series A, 4.00%, 8/1/2039	525,000	546,908
Riverside Community College District, General Obligation, CA 3.00%, 8/1/2040	755,000	692,160
Riverside Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2037	2,800,000	2,632,939
Sacramento Municipal Utility District Revenue, CA:
Series H, 4.00%, 8/15/2045	1,600,000	1,632,824
Series K, 5.00%, 8/15/2042	1,000,000	1,166,489
Series K, 5.00%, 8/15/2048	3,350,000	3,826,233
Sacramento Transportation Authority Sales Tax Revenue, CA:
5.00%, 10/1/2034	5,000,000	6,217,267
5.00%, 10/1/2037	10,000,000	12,097,292
San Bernardino Community College District, General Obligation, CA Series A, 3.00%, 8/1/2041	3,000,000	3,082,793
San Diego County Regional Transportation Commission Revenue, CA:
Series A, 5.00%, 4/1/2029	6,000,000	6,869,245
Series A, 5.00%, 4/1/2030	1,620,000	1,881,044
Series A, 5.00%, 4/1/2031	7,500,000	8,949,436
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,703,924

See accompanying notes to financial statements.
78

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
San Diego Public Facilities Financing Authority Revenue, CA:
5.00%, 5/15/2027	$ 175,000	$ 181,253
5.00%, 10/15/2028	255,000	265,792
5.00%, 10/15/2029	250,000	260,208
5.00%, 10/15/2031	345,000	358,325
Series A, 5.00%, 5/15/2033	560,000	594,853
Series A, 5.00%, 5/15/2034	20,000	21,227
Series A, 5.00%, 10/15/2046	705,000	779,087
Series B, 5.00%, 8/1/2029	100,000	107,021
San Diego Regional Building Authority Revenue, CA Series A, 5.00%, 10/15/2035	450,000	468,415
San Diego Unified School District, General Obligation, CA:
Series D2, 2.00%, 7/1/2045	3,405,000	2,276,312
Series L, 4.00%, 7/1/2044	540,000	548,500
Series M-2, 5.00%, 7/1/2024	1,475,000	1,492,764
San Dieguito Union High School District, General Obligation, CA Series E-2, 3.00%, 8/1/2038	2,530,000	2,382,725
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA:
Series A, 3.00%, 7/1/2044	6,410,000	5,378,945
Series A, 4.00%, 7/1/2039	1,180,000	1,207,650
San Francisco Bay Area Rapid Transit District, General Obligation, CA Series C-1, 4.00%, 8/1/2045	2,590,000	2,638,003
San Francisco City & County Public Utilities Commission Power Revenue, CA Series A, 5.00%, 11/1/2048	3,090,000	3,508,273
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 4.00%, 10/1/2043	535,000	539,794
Series B, 4.00%, 10/1/2036	1,500,000	1,639,678
Series A, 5.00%, 10/1/2030	2,500,000	2,954,979
Series A, 5.00%, 10/1/2033	2,500,000	3,069,626
Series A, 5.00%, 10/1/2035	2,000,000	2,439,258
Series A, 5.00%, 10/1/2036	1,250,000	1,510,219
Series A, 5.00%, 10/1/2041	500,000	581,934
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	145,617
San Jose Evergreen Community College District, General Obligation, CA Series B, 3.00%, 9/1/2036	700,000	681,071
Security Description	Principal Amount	Value
San Juan Unified School District, General Obligation, CA:
2.13%, 8/1/2038	$ 1,000,000	$ 801,883
2.38%, 8/1/2040	1,000,000	794,934
2.38%, 8/1/2041	2,000,000	1,562,559
5.00%, 8/1/2042	6,600,000	7,395,656
San Mateo County Transit District Revenue, CA Series A, 5.00%, 6/1/2030	160,000	165,774
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2039	2,750,000	2,845,350
San Mateo Joint Powers Financing Authority Revenue, CA Series A, 3.00%, 6/15/2046	850,000	721,550
San Mateo Union High School District, General Obligation, CA:
Series A, 2.25%, 9/1/2042	630,000	471,572
Series C, 4.00%, 9/1/2043	3,945,000	4,135,542
Santa Clara County Financing Authority Revenue, CA:
Series Q, 2.50%, 5/15/2029	140,000	137,571
Series A, 3.00%, 5/1/2037	550,000	533,237
Series A, 3.50%, 4/1/2041	600,000	576,396
Series A, 3.63%, 4/1/2044	640,000	611,790
Series A, 4.00%, 4/1/2037	750,000	777,810
Series Q, 4.00%, 5/15/2033	300,000	302,589
Santa Clara Valley Transportation Authority Revenue, CA:
Series A, 5.00%, 4/1/2026	2,500,000	2,647,363
Series A, 5.00%, 4/1/2028	3,500,000	3,913,539
Series A, 5.00%, 4/1/2029	4,000,000	4,585,924
Series A, 5.00%, 4/1/2033	3,000,000	3,720,866
Series A, 5.00%, 4/1/2035	1,000,000	1,233,105
Santa Clarita Community College District, General Obligation, CA 3.00%, 8/1/2044	800,000	689,464
Santa Monica-Malibu Unified School District, General Obligation, CA:
Series B, 3.00%, 8/1/2044	1,500,000	1,290,483
Series B, 3.00%, 8/1/2042	1,575,000	1,387,960
Series E, 3.00%, 8/1/2032	880,000	874,251
Series E, 3.00%, 8/1/2034	635,000	625,530
Sequoia Union High School District, General Obligation, CA 5.00%, 7/1/2027	150,000	160,069
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2024	2,000,000	2,025,253

See accompanying notes to financial statements.
79

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2025	$ 1,250,000	$ 1,296,772
Series C, 5.00%, 8/1/2026	1,450,000	1,545,137
Series C, 5.00%, 8/1/2028	1,100,000	1,233,430
South San Francisco Public Facilities Financing Authority Revenue, CA Series A, 4.00%, 6/1/2046	1,705,000	1,717,838
Southern California Public Power Authority Revenue, CA:
Series A, 5.00%, 7/1/2031	505,000	521,278
Series A, 5.00%, 7/1/2032	635,000	654,927
State Center Community College District, General Obligation, CA:
Series B, 3.00%, 8/1/2037	2,000,000	1,904,709
Series B, 3.00%, 8/1/2038	1,865,000	1,759,034
State of California Department of Water Resources Revenue, CA:
Series AW, 5.00%, 12/1/2028	330,000	355,803
Series AX, 5.00%, 12/1/2029	300,000	331,270
Series AX, 5.00%, 12/1/2032	100,000	110,322
State of California, General Obligation, CA:
3.00%, 3/1/2028	525,000	536,539
3.00%, 10/1/2034	3,045,000	3,003,831
3.00%, 11/1/2035	850,000	830,944
3.00%, 10/1/2036	2,670,000	2,597,511
3.00%, 10/1/2037	2,760,000	2,608,286
3.00%, 11/1/2041	1,300,000	1,177,599
3.00%, 12/1/2046	1,600,000	1,361,088
4.00%, 3/1/2027	7,740,000	8,098,952
4.00%, 9/1/2028	1,800,000	1,929,908
4.00%, 8/1/2033	205,000	209,801
4.00%, 10/1/2033	1,175,000	1,292,733
4.00%, 10/1/2034	900,000	985,236
4.00%, 10/1/2035	1,700,000	1,850,069
4.00%, 3/1/2036	14,170,000	15,189,320
4.00%, 10/1/2036	4,605,000	4,932,554
4.00%, 10/1/2037	2,100,000	2,209,456
4.00%, 10/1/2039	2,500,000	2,601,737
4.00%, 11/1/2039	3,145,000	3,312,388
4.00%, 10/1/2041	645,000	674,814
4.00%, 10/1/2042	1,115,000	1,172,681
Series CU, 4.55%, 12/1/2037	1,000,000	1,102,101
5.00%, 10/1/2024	2,335,000	2,374,010
5.00%, 9/1/2025	4,500,000	4,676,743
5.00%, 8/1/2028	300,000	311,197
5.00%, 10/1/2028	5,040,000	5,647,878
5.00%, 11/1/2028	1,210,000	1,358,617
5.00%, 8/1/2029	550,000	583,095
5.00%, 10/1/2029	2,685,000	3,077,214
5.00%, 10/1/2030	6,390,000	7,444,537
5.00%, 11/1/2030	500,000	547,197
5.00%, 12/1/2030	1,000,000	1,173,406
Security Description	Principal Amount	Value
5.00%, 4/1/2031	$ 1,485,000	$ 1,753,396
5.00%, 10/1/2031	7,105,000	8,153,552
5.00%, 11/1/2031	1,195,000	1,363,445
5.00%, 12/1/2031	1,000,000	1,195,126
5.00%, 3/1/2032	280,000	286,649
5.00%, 9/1/2032	3,000,000	3,633,598
5.00%, 3/1/2033	10,740,000	12,388,564
5.00%, 4/1/2033	3,000,000	3,667,300
5.00%, 10/1/2033	3,115,000	3,671,576
5.00%, 3/1/2034	810,000	932,974
5.00%, 10/1/2034	4,300,000	5,238,152
5.00%, 11/1/2034	655,000	725,810
5.00%, 8/1/2035	440,000	462,917
5.00%, 10/1/2035	4,935,000	5,918,677
5.00%, 9/1/2036	4,495,000	5,364,345
5.00%, 10/1/2036	1,860,000	2,239,614
5.00%, 10/1/2039	1,000,000	1,175,591
5.00%, 10/1/2042	1,265,000	1,460,774
Series A, 5.00%, 11/1/2026	5,000,000	5,347,967
Series A, 5.00%, 11/1/2027	5,645,000	6,186,699
Series B, 5.00%, 11/1/2031	10,655,000	12,715,016
Series B, 5.00%, 11/1/2032	5,000,000	6,073,638
Series C, 5.00%, 11/1/2042	8,350,000	9,591,521
Sunnyvale Financing Authority Revenue, CA 4.00%, 4/1/2045	1,900,000	1,932,885
University of California Revenue, CA:
Series M, 3.00%, 5/15/2037	800,000	769,146
Series BH, 4.00%, 5/15/2046	1,720,000	1,744,144
Series AR, 5.00%, 5/15/2030	580,000	613,818
Series AR, 5.00%, 5/15/2032	120,000	126,611
Series AR, 5.00%, 5/15/2034	500,000	526,576
Series BN, 5.00%, 5/15/2043	15,000,000	17,394,358
Series BQ, 5.00%, 5/15/2029	30,000,000	34,474,146
Series K, 5.00%, 5/15/2031	460,000	485,594
Series M, 5.00%, 5/15/2030	200,000	217,746
Series M, 5.00%, 5/15/2032	295,000	320,315
Val Verde Unified School District, General Obligation, CA Series B, AGM, 4.00%, 8/1/2046 (a)	800,000	811,448
West Basin Municipal Water District Revenue, CA Series A, 5.00%, 8/1/2029	165,000	174,560
West County Facilities Financing Authority Revenue, CA 4.00%, 6/1/2046	1,500,000	1,519,017
West Hollywood Public Financing Authority Revenue, CA:
Series A, 4.00%, 4/1/2046	3,500,000	3,563,257
Series A, 5.00%, 4/1/2044	525,000	566,727
		713,677,750

See accompanying notes to financial statements.
80

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
COLORADO — 1.9%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO:
5.00%, 12/1/2024	$ 1,740,000	$ 1,774,745
Series A, 5.00%, 12/1/2031	485,000	512,657
Adams 12 Five Star Schools, General Obligation, CO Series B, 5.00%, 12/15/2029	190,000	202,616
Adams County School District No. 1, General Obligation, CO 5.00%, 12/1/2036	350,000	369,048
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	9,115,000	10,166,332
City & County of Broomfield Water Revenue, CO:
4.00%, 12/1/2043	920,000	937,167
4.00%, 12/1/2046	900,000	906,130
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	3,670,000	4,077,611
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2039	1,500,000	760,565
Series A, 4.00%, 8/1/2041	1,145,000	1,167,895
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2037	1,220,000	1,437,266
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2028	2,100,000	2,347,932
City of Brighton Water Activity Revenue, CO 5.00%, 6/1/2047	2,000,000	2,201,822
City of Colorado Springs Utilities System Revenue, CO:
Series A, 4.00%, 11/15/2045	1,115,000	1,124,751
Series B, 5.00%, 11/15/2026	3,010,000	3,221,176
Denver City & County School District No. 1, General Obligation, CO:
3.00%, 12/1/2036	525,000	501,858
5.00%, 12/1/2033	515,000	602,218
Series A, 5.50%, 12/1/2024	260,000	266,163
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO 5.00%, 12/15/2030	565,000	632,505
El Paso County School District No. 20 Academy, General Obligation, CO 5.00%, 12/15/2029	115,000	122,974
Security Description	Principal Amount	Value
El Paso County School District No. 49 Falcon, Certificate Participation, CO 4.00%, 12/15/2046	$ 2,030,000	$ 2,020,647
Grand County School District No. 2 East Grand, General Obligation, CO 4.00%, 12/1/2046	525,000	525,737
Larimer County School District No. R-1 Poudre, General Obligation, CO 5.00%, 12/15/2040	585,000	633,545
Mesa County Valley School District No. 51 Grand Junction, General Obligation, CO:
5.00%, 12/1/2029	200,000	218,711
5.25%, 12/1/2033	250,000	273,847
Metro Wastewater Reclamation District Revenue, CO Series A, 2.00%, 4/1/2039	535,000	406,510
Pueblo City Schools, General Obligation, CO:
5.00%, 12/15/2026	10,000	10,726
5.00%, 12/15/2027	625,000	687,057
5.00%, 12/15/2031	2,340,000	2,672,738
Regional Transportation District Sales Tax Revenue, CO:
Series A, 5.00%, 11/1/2026	2,500,000	2,672,568
Series A, 5.00%, 11/1/2033	1,000,000	1,221,384
State of Colorado, Certificate Participation, CO:
Series A, 3.00%, 12/15/2036	1,085,000	1,033,351
Series A, 4.00%, 12/15/2036	1,000,000	1,064,089
Series A, 4.00%, 12/15/2037	2,865,000	2,991,887
Series A, 4.00%, 12/15/2038	780,000	807,472
Series A, 4.00%, 12/15/2039	1,400,000	1,439,103
Series R, 4.00%, 3/15/2045	2,350,000	2,358,364
Series A, 5.00%, 12/15/2024	2,085,000	2,127,180
Series A, 5.00%, 12/15/2026	3,000,000	3,213,249
Series A, 5.00%, 12/15/2030	740,000	856,602
Series L, 5.00%, 3/15/2025	150,000	153,957
Series M, 5.00%, 3/15/2031	500,000	546,595
University of Colorado Revenue, CO:
Series B1, 2.50%, 6/1/2028	175,000	169,063
Series B1, 2.75%, 6/1/2029	320,000	311,071
Series A2, 3.25%, 6/1/2037	340,000	331,004
Series A, 4.00%, 6/1/2031	6,000,000	6,638,932
Series A, 4.00%, 6/1/2033	1,270,000	1,414,707
Series B1, 4.00%, 6/1/2038	415,000	420,173
Series A, 5.00%, 6/1/2027	25,000	25,697
Series C, 5.00%, 6/1/2046	500,000	545,303

See accompanying notes to financial statements.
81

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Weld County School District No. 6 Greeley, General Obligation, CO 4.00%, 12/1/2045	$ 1,210,000	$ 1,221,170
		72,345,870
CONNECTICUT — 3.3%
City of Hartford Revenue, CT:
5.00%, 4/1/2031	4,400,000	5,118,626
5.00%, 4/1/2032	2,750,000	3,242,923
Connecticut State Health & Educational Facilities Authority Revenue, CT Series C-2, 2.80%, 7/1/2057 (b)	11,015,000	11,022,234
Metropolitan District, General Obligation, CT:
Series A, 4.00%, 9/1/2041	500,000	510,198
Series C, AGM, 4.00%, 11/1/2034 (a)	430,000	441,126
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 2/1/2037	2,835,000	3,143,441
State of Connecticut Special Tax Revenue, CT:
Series A, 4.00%, 5/1/2038	2,660,000	2,776,609
Series D, 4.00%, 11/1/2040	2,355,000	2,434,647
Series A, 5.00%, 7/1/2028	5,000,000	5,556,625
Series A, 5.00%, 7/1/2038	2,000,000	2,352,555
Series A, 5.00%, 5/1/2040	500,000	552,737
Series B, 5.00%, 7/1/2029	5,500,000	6,243,749
Series B, 5.00%, 7/1/2031	9,175,000	10,814,242
Series C, 5.00%, 1/1/2028	750,000	823,874
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2034	700,000	693,712
Series 2021-A, 3.00%, 1/15/2037	615,000	585,419
Series 2021-A, 3.00%, 1/15/2040	2,300,000	2,051,734
Series A, 3.00%, 1/15/2039	800,000	724,397
Series B, 3.00%, 1/15/2040	2,000,000	1,784,117
Series A, 4.00%, 1/15/2025	425,000	430,116
Series A, 4.00%, 1/15/2028	2,175,000	2,298,797
Series A, 4.00%, 1/15/2030	4,850,000	5,259,530
Series A, 4.00%, 1/15/2032	2,000,000	2,201,690
Series A, 4.00%, 1/15/2035	510,000	542,551
Series A, 4.00%, 4/15/2037	1,750,000	1,814,777
Series B, 4.00%, 6/1/2030	750,000	816,785
Series B, 4.00%, 1/15/2036	2,825,000	3,033,984
Series C, 4.00%, 6/1/2025	500,000	508,471
Series C, 4.00%, 6/1/2036	915,000	967,841
Series C, 4.00%, 6/1/2037	825,000	865,469
Series C, 4.00%, 6/1/2038	500,000	519,462
Series D, 5.00%, 9/15/2028	1,000,000	1,116,605
Security Description	Principal Amount	Value
Series A, 5.00%, 1/15/2026	$ 4,660,000	$ 4,875,743
Series A, 5.00%, 1/15/2028	1,240,000	1,363,364
Series A, 5.00%, 4/15/2029	530,000	585,978
Series B, 5.00%, 8/1/2025	2,665,000	2,757,591
Series B, 5.00%, 2/15/2029	750,000	844,910
Series C, 5.00%, 3/1/2031 (c)	8,510,000	9,967,116
Series C, 5.00%, 3/1/2033 (c)	4,000,000	4,844,364
Series C, 5.00%, 3/1/2034 (c)	7,440,000	9,149,591
Series E, 5.00%, 11/15/2030	4,600,000	5,361,236
University of Connecticut Revenue, CT:
Series A, 5.00%, 5/1/2026	1,600,000	1,686,711
Series A, 5.00%, 8/15/2033	1,100,000	1,336,033
Series A, 5.00%, 2/15/2041	1,000,000	1,100,654
		125,122,334
DELAWARE — 0.4%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2031	515,000	598,853
State of Delaware, General Obligation, DE:
Series A, 2.00%, 1/1/2036	825,000	699,548
Series A, 5.00%, 1/1/2025	805,000	823,071
Series A, 5.00%, 2/1/2029	495,000	547,559
Series A, 5.00%, 5/1/2029	1,060,000	1,206,102
Series A, 5.00%, 2/1/2032	300,000	331,460
Series A, 5.00%, 5/1/2033	3,000,000	3,678,032
Series A, 5.00%, 5/1/2038	5,000,000	5,879,134
		13,763,759
DISTRICT OF COLUMBIA — 2.2%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	635,000	489,523
Series A, 4.00%, 3/1/2037	5,000,000	5,232,005
Series C, 4.00%, 5/1/2038	500,000	519,929
Series C, 4.00%, 5/1/2039	1,000,000	1,037,130
Series A, 5.00%, 3/1/2027	800,000	863,561
Series A, 5.00%, 3/1/2029	875,000	990,712
Series A, 5.00%, 3/1/2033	555,000	631,767
Series A, 5.00%, 3/1/2035	700,000	787,411
Series A, 5.00%, 5/1/2039	2,340,000	2,737,397
Series A, 5.00%, 5/1/2040	2,000,000	2,327,191
Series A, 5.00%, 5/1/2041	835,000	966,479
Series A, 5.00%, 7/1/2041	4,225,000	4,831,338
Series A, 5.00%, 5/1/2042	2,000,000	2,299,690
Series A, 5.00%, 7/1/2047	16,690,000	18,526,888
Series B, 5.00%, 10/1/2027	500,000	547,607
Series C, 5.00%, 5/1/2027	650,000	704,548
Series C, 5.00%, 10/1/2029	780,000	893,939
Series C, 5.00%, 10/1/2033	1,000,000	1,231,526
Series A, 5.25%, 5/1/2048	2,185,000	2,485,999
Series A, 5.50%, 7/1/2047	3,360,000	3,865,695

See accompanying notes to financial statements.
82

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
District of Columbia Water & Sewer Authority Revenue, DC:
Series A, VRN, 5.00%, 10/1/2032	$ 300,000	$ 313,220
Series A, VRN, 5.00%, 10/1/2036	470,000	485,434
District of Columbia, General Obligation, DC:
Series A, 4.00%, 6/1/2035	225,000	230,422
Series D, 4.00%, 6/1/2034	400,000	414,916
Series A, 5.00%, 6/1/2029	510,000	566,514
Series A, 5.00%, 6/1/2032	330,000	356,759
Series A, 5.00%, 6/1/2033	300,000	324,170
Series A, 5.00%, 6/1/2034	225,000	242,913
Series A, 5.00%, 10/15/2040	570,000	624,254
Series A, 5.00%, 1/1/2045	10,000,000	11,295,418
Series D, 5.00%, 6/1/2032	505,000	545,950
Series D, 5.00%, 2/1/2046	7,180,000	7,900,097
Series E, 5.00%, 6/1/2032	145,000	154,102
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 3.00%, 7/15/2043	1,550,000	1,339,605
Series A, 4.00%, 7/15/2043	1,400,000	1,414,118
Series A, 5.00%, 7/15/2025	500,000	517,063
Series A, 5.00%, 7/15/2037	500,000	566,175
Series A, 5.00%, 7/15/2038	500,000	561,174
Series A, 5.00%, 7/15/2041	4,535,000	5,046,803
Washington Metropolitan Area Transit Authority Revenue, DC:
Series A-1, 5.00%, 7/1/2024	170,000	171,745
Series B, 5.00%, 7/1/2029	150,000	161,918
Series B, 5.00%, 7/1/2030	350,000	377,285
		85,580,390
FLORIDA — 2.9%
Broward County Water & Sewer Utility Revenue, FL Series A, 5.00%, 10/1/2040	625,000	686,389
Central Florida Expressway Authority Revenue, FL AGM, 4.00%, 7/1/2038 (a)	730,000	761,706
Central Florida Tourism Oversight District, General Obligation, FL:
Series A, 4.00%, 6/1/2031	500,000	518,088
Series A, 4.00%, 6/1/2035	375,000	382,520
Series A, 5.00%, 6/1/2033	500,000	535,206
Series A, 5.00%, 6/1/2036	500,000	529,900
Series A, 5.00%, 6/1/2037	450,000	473,690
City of Gainesville Utilities System Revenue, FL:
Series A, 5.00%, 10/1/2024	125,000	126,828
Series A, 5.00%, 10/1/2032	270,000	294,859
Series A, 5.00%, 10/1/2035	500,000	535,702
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2036	$ 500,000	$ 535,525
City of Jacksonville Revenue, FL:
Series A, 5.00%, 10/1/2025	2,000,000	2,080,874
Series A, 5.00%, 10/1/2029	1,590,000	1,813,065
Series A, 5.00%, 10/1/2033	1,035,000	1,163,921
Series A, 5.00%, 10/1/2034	500,000	561,671
Series B, 5.00%, 10/1/2028	500,000	529,976
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,560,313
City of Miami Revenue, FL Series A, 5.00%, 3/1/2048	8,800,000	9,699,480
City of Port St. Lucie, Special Assessment, FL:
BAM, 3.00%, 7/1/2037 (a)	410,000	377,514
BAM, 3.00%, 7/1/2041 (a)	510,000	446,480
3.25%, 7/1/2045	125,000	108,960
City of Tallahassee Energy System Revenue, FL:
5.00%, 10/1/2029	225,000	227,616
5.00%, 10/1/2032	195,000	200,385
City of Tallahassee Utility System Revenue, FL 5.00%, 10/1/2036	600,000	605,650
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	6,200,000	6,950,134
County of Broward Tourist Development Tax Revenue, FL:
4.00%, 9/1/2037	3,160,000	3,270,998
5.00%, 9/1/2025	2,500,000	2,565,286
5.00%, 9/1/2032	655,000	755,504
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	210,347
County of Miami-Dade Transit System Revenue, FL:
3.00%, 7/1/2028	150,000	151,026
3.00%, 7/1/2038	585,000	530,704
3.13%, 7/1/2029	130,000	131,115
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 3.13%, 10/1/2039	500,000	449,819
4.00%, 10/1/2038	810,000	847,267
5.00%, 10/1/2034	725,000	800,495
5.00%, 10/1/2035	650,000	715,531
5.00%, 10/1/2046	775,000	817,143
County of Miami-Dade, General Obligation, FL 2.38%, 7/1/2040	955,000	738,519
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	4,000,000	4,513,318

See accompanying notes to financial statements.
83

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
East Central Regional Wastewater Treatment Facilities Operation Board Revenue, FL 5.00%, 10/1/2039	$ 220,000	$ 223,300
Florida Department of Environmental Protection Revenue, FL:
Series A, 5.00%, 7/1/2025	105,000	108,436
Series A, 5.00%, 7/1/2027	545,000	590,154
Series A, 5.00%, 7/1/2028	275,000	304,501
Florida Department of Management Services Revenue, FL Series A, 5.00%, 9/1/2025	160,000	165,781
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	557,821
Series A, 3.00%, 11/1/2035	1,000,000	986,616
Series A, 3.00%, 11/1/2037	950,000	895,033
Series A, 5.00%, 8/1/2023	15,000	15,000
Series A, 5.00%, 8/1/2025	170,000	175,880
JEA Electric System Revenue, FL:
Series III-B, 3.38%, 10/1/2034	150,000	150,004
Series B, 5.00%, 10/1/2029	215,000	232,230
Series B, 5.00%, 10/1/2030	125,000	134,730
Series III-B, 5.00%, 10/1/2026	265,000	281,286
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	465,527
Series A, 3.25%, 10/1/2035	100,000	100,005
Series A, 3.25%, 10/1/2036	250,000	249,993
Series A, 3.38%, 10/1/2041	615,000	580,139
Series A, 5.00%, 10/1/2028	185,000	201,384
Series A, 5.00%, 10/1/2034	625,000	710,573
Series A, 5.00%, 10/1/2035	585,000	665,433
Orange County School Board, Certificate Participation, FL:
Series A, 5.00%, 8/1/2032	690,000	819,151
Series C, 5.00%, 8/1/2029	500,000	517,372
Series D, 5.00%, 8/1/2029	310,000	321,209
Series D, 5.00%, 8/1/2031	450,000	466,271
Series D, 5.00%, 8/1/2032	110,000	113,977
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,471,763
Series A, 5.00%, 10/1/2041	1,800,000	2,063,248
Series A, 5.00%, 10/1/2042	4,000,000	4,578,908
Palm Beach County School District, Certificate Participation, FL:
Series A, 5.00%, 8/1/2027	230,000	249,458
Series C, 5.00%, 8/1/2029	250,000	277,014
Security Description	Principal Amount	Value
Polk County School District Revenue, FL:
5.00%, 10/1/2030	$ 1,070,000	$ 1,216,121
5.00%, 10/1/2031	500,000	567,798
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2033	1,435,000	1,723,566
Series A, 5.00%, 7/1/2034	2,750,000	3,296,880
Series A, 5.00%, 7/1/2035	2,750,000	3,281,523
School Board of Miami-Dade County, General Obligation, FL:
3.25%, 3/15/2033	270,000	270,210
5.00%, 3/15/2030	250,000	268,297
School District of Broward County, General Obligation, FL 5.00%, 7/1/2045	625,000	693,258
South Florida Water Management District, Certificate Participation, FL:
5.00%, 10/1/2027	165,000	173,373
5.00%, 10/1/2032	300,000	314,086
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2032	525,000	583,651
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series B, 2.00%, 7/1/2044	565,000	383,596
Series B, 2.13%, 7/1/2046	1,085,000	730,534
Series A, 3.00%, 7/1/2036	590,000	560,869
Series B, 3.00%, 7/1/2043	725,000	625,828
Series C, 3.00%, 7/1/2046	8,870,000	7,416,645
Series A, 4.00%, 7/1/2043	7,700,000	7,838,909
Series A, 4.00%, 7/1/2036	560,000	576,895
Series B, 5.00%, 7/1/2024	225,000	227,321
Series C, 5.00%, 7/1/2030	300,000	316,199
State of Florida Lottery Revenue, FL Series A, 5.00%, 7/1/2024	330,000	333,551
State of Florida, General Obligation, FL:
Series E, 2.38%, 6/1/2031	295,000	277,787
Series A, 5.00%, 6/1/2024	170,000	171,478
Series A, 5.00%, 6/1/2027	890,000	967,002
Series B, 5.00%, 6/1/2028	1,815,000	2,021,176
Series B, 5.00%, 6/1/2029	5,215,000	5,941,463
Series B, 5.00%, 6/1/2030	135,000	146,066
Series F, 5.00%, 6/1/2024	110,000	110,956
Series F, 5.00%, 6/1/2029	125,000	132,000
Tohopekaliga Water Authority Revenue, FL 4.00%, 10/1/2034	110,000	112,635

See accompanying notes to financial statements.
84

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
University of Florida Department of Housing & Residence Education Housinsg System Revenue Bonds, FL Series A, 2.25%, 7/1/2046	$ 865,000	$ 590,406
		108,745,800
GEORGIA — 2.0%
City of Atlanta Airport Passenger Facility Charge Revenue, GA:
Series C, 5.00%, 7/1/2036	660,000	738,733
Series C, 5.00%, 7/1/2038	495,000	546,374
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2047	5,000,000	5,535,509
City of Atlanta Water & Wastewater Revenue, GA Series B, 3.50%, 11/1/2043	225,000	212,662
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,385,000	4,021,251
Series A-1, 5.00%, 12/1/2032	2,000,000	2,416,870
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2026	10,000,000	10,674,792
5.00%, 10/1/2030	5,000,000	5,824,443
5.00%, 10/1/2044	8,000,000	8,966,114
Forsyth County School District, General Obligation, GA 5.00%, 2/1/2032	570,000	653,992
Georgia Ports Authority Revenue, GA:
4.00%, 7/1/2037	1,000,000	1,069,432
4.00%, 7/1/2047	1,390,000	1,412,074
5.00%, 7/1/2029	475,000	540,808
5.00%, 7/1/2032	475,000	572,022
Georgia State Road & Tollway Authority Revenue, GA Series A, 4.00%, 7/15/2035	500,000	546,385
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series C, 3.25%, 7/1/2039	560,000	533,179
Private Colleges & Universities Authority Revenue, GA Series B, 4.00%, 9/1/2041	780,000	806,031
Richmond County Board of Education, General Obligation, GA:
5.00%, 10/1/2025	4,350,000	4,521,360
5.00%, 10/1/2027	5,500,000	6,017,472
State of Georgia, General Obligation, GA:
Series A, 3.00%, 7/1/2041	800,000	731,473
Series A, 4.00%, 7/1/2035	3,275,000	3,585,230
Series A, 4.00%, 7/1/2038	2,660,000	2,833,569
Series A-2, 5.00%, 2/1/2031	505,000	545,027
Series C, 5.00%, 7/1/2030	9,070,000	10,531,131
Security Description	Principal Amount	Value
Series E, 5.00%, 12/1/2025	$ 360,000	$ 376,693
Series F, 5.00%, 1/1/2024	545,000	545,000
		74,757,626
HAWAII — 0.6%
City & County Honolulu Wastewater System Revenue, HI:
Series B, 4.00%, 7/1/2032	560,000	574,579
4.25%, 7/1/2042	1,000,000	1,041,959
4.50%, 7/1/2048	2,625,000	2,724,133
Series A, 5.00%, 7/1/2035	500,000	545,532
Series B, 5.00%, 7/1/2024	170,000	171,787
City & County of Honolulu, General Obligation, HI:
Series A, 4.00%, 7/1/2041	500,000	512,107
Series A, 5.00%, 10/1/2028	150,000	155,434
Series B, 5.00%, 3/1/2025	550,000	564,188
Series B, 5.00%, 10/1/2029	530,000	548,557
Series B, 5.00%, 10/1/2030	210,000	217,316
Series B, 5.00%, 3/1/2031	500,000	572,507
Series C, 5.00%, 8/1/2032	565,000	638,806
Series C, 5.00%, 7/1/2033	750,000	862,163
Series C, 5.00%, 7/1/2035	915,000	1,045,113
Series D, 5.00%, 3/1/2026	1,500,000	1,575,010
Series D, 5.00%, 3/1/2029	1,000,000	1,129,121
Series E, 5.00%, 3/1/2026	1,090,000	1,144,507
Series E, 5.00%, 3/1/2028	2,000,000	2,207,130
County of Hawaii, General Obligation, HI:
4.00%, 9/1/2042	1,750,000	1,784,287
4.00%, 9/1/2043	1,250,000	1,266,839
State of Hawaii State Highway Fund Revenue, HI:
5.00%, 1/1/2036	500,000	578,238
Series B, 5.00%, 1/1/2025	200,000	204,291
Series B, 5.00%, 1/1/2027	215,000	226,929
Series B, 5.00%, 1/1/2029	265,000	279,047
State of Hawaii, General Obligation, HI:
Series FE, 5.00%, 10/1/2024	260,000	264,093
Series FG, 5.00%, 10/1/2029	395,000	418,574
Series FH, 5.00%, 10/1/2027	370,000	392,485
Series FN, 5.00%, 10/1/2025	335,000	348,313
		21,993,045
IDAHO — 0.1%
Idaho Housing & Finance Association Revenue, ID Series A, 5.25%, 8/15/2048	2,445,000	2,775,669
ILLINOIS — 2.1%
Champaign County Community Unit School District No. 4 Champaign, General Obligation, IL:
5.00%, 1/1/2031	545,000	567,530

See accompanying notes to financial statements.
85

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2034	$ 1,160,000	$ 1,265,740
Chicago Park District, General Obligation, IL:
Series C, BAM, 4.00%, 1/1/2042 (a)	500,000	500,414
Series C, 5.00%, 1/1/2028	1,200,000	1,295,848
Series F-2, 5.00%, 1/1/2039	1,625,000	1,745,080
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, BAM, 5.00%, 12/1/2046 (a)	1,000,000	1,076,488
City of Chicago Waterworks Revenue, IL:
Series B, AGM, 5.00%, 11/1/2037 (a)	1,000,000	1,152,384
Series B, AGM, 5.00%, 11/1/2039 (a)	3,340,000	3,801,966
AGM, 5.25%, 11/1/2031 (a)	250,000	271,449
Cook Kane Lake & McHenry Counties Community College District No. 512, General Obligation, IL Series B, 5.00%, 12/1/2028	535,000	599,787
County of Cook Sales Tax Revenue, IL:
4.00%, 11/15/2039	690,000	694,280
Series A, 4.00%, 11/15/2040	1,745,000	1,756,836
Illinois Finance Authority Revenue, IL:
4.00%, 1/1/2025	350,000	353,517
4.00%, 7/1/2025	385,000	391,320
4.00%, 7/1/2033	1,000,000	1,082,238
4.00%, 12/1/2035	620,000	650,089
4.00%, 7/1/2038	4,250,000	4,392,593
4.00%, 7/1/2039	1,215,000	1,254,706
5.00%, 7/1/2024	430,000	434,076
5.00%, 1/1/2027	285,000	298,194
5.00%, 7/1/2027	565,000	604,938
5.00%, 1/1/2028	250,000	267,854
5.00%, 7/1/2028	125,000	130,762
5.00%, 7/1/2029	165,000	172,049
5.00%, 1/1/2030	350,000	364,538
5.00%, 7/1/2030	570,000	659,025
5.00%, 7/1/2032	520,000	556,737
5.00%, 7/1/2033	1,120,000	1,225,967
5.00%, 7/1/2036	125,000	133,078
Series A, 5.00%, 10/1/2028	3,000,000	3,337,560
Illinois State Toll Highway Authority Revenue, IL:
Series A, 4.00%, 1/1/2042	2,250,000	2,276,453
Series A, 4.00%, 1/1/2046	615,000	609,741
Series A, 5.00%, 1/1/2030 (c)	1,225,000	1,396,353
Series A, 5.00%, 1/1/2032 (c)	2,875,000	3,408,665
Series A, 5.00%, 1/1/2033 (c)	2,000,000	2,402,223
Series A, 5.00%, 1/1/2034 (c)	2,765,000	3,374,620
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2035	$ 480,000	$ 519,309
Series A, 5.00%, 1/1/2035 (c)	2,850,000	3,483,990
Series A, 5.00%, 1/1/2036 (c)	1,200,000	1,458,815
Series A, 5.00%, 1/1/2038 (c)	1,000,000	1,182,780
Series A, 5.00%, 1/1/2039	610,000	648,722
Series A, 5.00%, 1/1/2041	1,000,000	1,140,454
Series A, 5.00%, 1/1/2042	2,250,000	2,515,633
Series A, 5.00%, 1/1/2043	1,275,000	1,422,939
Series B, 5.00%, 1/1/2036	215,000	225,715
Series B, 5.00%, 1/1/2037	320,000	321,526
Series C, 5.00%, 1/1/2028	315,000	321,907
Series C, 5.00%, 1/1/2031	2,000,000	2,283,310
Series C, 5.00%, 1/1/2036	215,000	219,833
Series A, 5.25%, 1/1/2043	1,000,000	1,150,849
Series A, 5.25%, 1/1/2045	2,705,000	3,089,566
Kane Cook & DuPage Counties School District No. U-46 Elgin, General Obligation, IL Series D, 5.00%, 1/1/2035	485,000	485,000
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	519,109
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2031	1,100,000	1,293,747
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2030	6,500,000	7,332,377
Series A, 5.00%, 1/1/2031	750,000	858,504
Series A, 5.00%, 1/1/2033	3,000,000	3,485,372
Series A, BAM, 5.00%, 1/1/2037 (a)	900,000	983,045
		79,447,600
INDIANA — 0.9%
City of Fishers Sewage Works Revenue, IN BAM, 4.00%, 7/1/2045 (a)	1,400,000	1,401,296
Indiana Finance Authority Revenue, IN:
Series A, BAM, 4.00%, 10/1/2046 (a)	500,000	501,308
Series D, 4.00%, 8/1/2041	300,000	310,776
Series 1, 5.00%, 10/1/2024	2,300,000	2,335,008
Series 1, 5.00%, 10/1/2034	9,685,000	11,373,127
Series A, 5.00%, 6/1/2028	145,000	159,243
Series A, 5.00%, 2/1/2034	500,000	543,785
Series A, 5.00%, 6/1/2035	645,000	708,357
Series A, 5.00%, 10/1/2035	1,250,000	1,489,859
Series B, 5.00%, 2/1/2026	3,250,000	3,409,521
Series C, 5.00%, 6/1/2028	270,000	287,495
Series C, 5.00%, 2/1/2029	795,000	876,477
Series E, 5.00%, 2/1/2027	110,000	116,843

See accompanying notes to financial statements.
86

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series A, 4.00%, 2/1/2038	$ 500,000	$ 512,973
Series C, 4.00%, 1/1/2037	670,000	690,167
Series A, 5.00%, 2/1/2030	500,000	560,864
Series B, 5.25%, 2/1/2048	2,230,000	2,524,791
Series D, 6.00%, 2/1/2048	3,510,000	4,228,160
IPS Multi-School Building Corp. Revenue, IN:
5.00%, 7/15/2033	1,100,000	1,271,643
5.00%, 7/15/2035	1,250,000	1,440,720
		34,742,413
IOWA — 0.3%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	500,000	579,869
Series A, 5.00%, 8/1/2035	1,000,000	1,218,615
Series A, 5.00%, 8/1/2040	1,500,000	1,745,677
Series A, 5.00%, 8/1/2046	760,000	845,943
Series A, 5.00%, 8/1/2047	5,000,000	5,596,859
State of Iowa Revenue, IA Series A, 5.00%, 6/1/2028	100,000	105,408
		10,092,371
KANSAS — 0.2%
County of Johnson, General Obligation, KS Series A, 5.00%, 9/1/2029	550,000	597,761
Kansas Development Finance Authority Revenue, KS Series SR, 5.00%, 5/1/2043	4,800,000	5,467,147
State of Kansas Department of Transportation Revenue, KS:
5.00%, 9/1/2026	490,000	508,108
5.00%, 9/1/2027	390,000	404,412
5.00%, 9/1/2034	270,000	277,491
Series A, 5.00%, 9/1/2026	100,000	106,431
		7,361,350
KENTUCKY — 0.3%
Kentucky State Property & Building Commission Revenue, KY Series A, AGM, 5.00%, 11/1/2025 (a)	3,000,000	3,120,769
Kentucky Turnpike Authority Revenue, KY Series B, 5.00%, 7/1/2026	120,000	126,599
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY:
Series A, 2.25%, 5/15/2043	700,000	511,946
Series C, 5.00%, 5/15/2026	2,550,000	2,693,284
Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 12/1/2039	$ 4,560,000	$ 5,380,643
University of Kentucky Revenue, KY:
Series A, 3.13%, 10/1/2037	360,000	332,720
Series A, 3.25%, 4/1/2039	255,000	237,601
		12,403,562
LOUISIANA — 0.6%
East Baton Rouge Sewerage Commission Revenue, LA:
Series A, 1.30%, 2/1/2041 (b)	755,000	672,868
Series A, 4.00%, 2/1/2038	630,000	644,870
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Revenue, LA 5.25%, 7/15/2048	5,000,000	5,476,691
Jefferson Parish Consolidated Waterworks District No. 2 Revenue, LA BAM, 4.00%, 2/1/2034 (a)	740,000	797,185
State of Louisiana Gasoline & Fuels Tax Revenue, LA:
Series B, 5.00%, 5/1/2025	520,000	535,255
Series C, 5.00%, 5/1/2030	405,000	437,813
State of Louisiana Revenue, LA:
5.00%, 9/1/2025	3,000,000	3,112,857
Series A, 5.00%, 9/1/2027	560,000	610,198
Series A, 5.00%, 6/15/2031	70,000	70,636
State of Louisiana, General Obligation, LA:
Series B, 4.00%, 10/1/2034	285,000	294,408
Series A, 5.00%, 4/1/2027	2,875,000	3,101,412
Series A, 5.00%, 2/1/2028	2,000,000	2,201,220
Series A, 5.00%, 2/1/2029	2,000,000	2,252,337
Series A, 5.00%, 3/1/2030	575,000	662,065
Series A, 5.00%, 3/1/2033	750,000	858,554
Series A, 5.00%, 3/1/2035	740,000	832,321
Series A, 5.00%, 3/1/2036	680,000	758,149
		23,318,839
MAINE — 0.0% (d)
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	700,000	759,365
MARYLAND — 2.9%
City of Baltimore Revenue, MD:
Series A, 4.00%, 7/1/2044	2,000,000	2,024,441
Series A, 4.00%, 7/1/2045	2,795,000	2,827,086
Series B, 4.00%, 7/1/2035	330,000	338,710
City of Baltimore, General Obligation, MD Series B, 5.00%, 10/15/2024	250,000	254,056

See accompanying notes to financial statements.
87

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Anne Arundel, General Obligation, MD 5.00%, 10/1/2038	$ 530,000	$ 588,170
County of Baltimore, Certificate Participation, MD:
5.00%, 3/1/2028	700,000	772,203
5.00%, 3/1/2031	1,800,000	2,091,068
County of Baltimore, General Obligation, MD:
4.00%, 3/1/2034	565,000	598,495
Series 81, 4.00%, 3/1/2033	3,615,000	3,834,147
5.00%, 3/1/2026	775,000	815,260
5.00%, 3/1/2044	4,350,000	4,970,367
County of Harford, General Obligation, MD Series B, 5.00%, 7/1/2028	500,000	558,149
County of Montgomery, General Obligation, MD:
Series A, 3.00%, 8/1/2032	900,000	908,796
Series A, 3.00%, 8/1/2033	1,150,000	1,156,985
Series A, 3.00%, 11/1/2034	500,000	496,245
Series B, 4.00%, 11/1/2024	1,000,000	1,009,992
Series C, 4.00%, 10/1/2030	410,000	431,058
Series A, 5.00%, 11/1/2025	540,000	563,214
Series A, 5.00%, 8/1/2026	12,705,000	13,512,342
Series A, 5.00%, 11/1/2032	575,000	644,192
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/15/2025	525,000	543,237
Series A, 5.00%, 7/1/2027	3,500,000	3,812,028
Maryland Stadium Authority Revenue, MD:
Series A, 5.00%, 3/1/2033	6,000,000	7,187,467
Series A, 5.00%, 3/1/2035	5,000,000	5,962,525
Series A, 5.00%, 3/1/2036	4,000,000	4,737,376
Maryland State Transportation Authority Revenue, MD 4.00%, 7/1/2045	2,525,000	2,553,987
State of Maryland Department of Transportation Revenue, MD:
Series A, 2.00%, 10/1/2034	5,465,000	4,660,982
5.00%, 10/1/2028	525,000	559,855
State of Maryland, General Obligation, MD:
Series C, 4.00%, 3/1/2028	3,000,000	3,203,564
5.00%, 3/15/2032	1,165,000	1,316,324
Series A, 5.00%, 8/1/2025	2,025,000	2,101,090
Series A, 5.00%, 3/15/2027	1,200,000	1,297,362
Series A, 5.00%, 6/1/2027	2,650,000	2,880,184
Series A, 5.00%, 8/1/2032	2,060,000	2,433,721
Series A, 5.00%, 3/15/2033	1,995,000	2,304,199
Series A, 5.00%, 6/1/2033	8,210,000	9,892,506
Series A, 5.00%, 6/1/2034	8,425,000	10,135,722
Series B, 5.00%, 8/1/2027	2,520,000	2,750,353
Series B, 5.00%, 8/1/2028	405,000	453,002
Security Description	Principal Amount	Value
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	$ 2,380,000	$ 1,590,562
2.65%, 6/1/2026	500,000	496,100
3.00%, 6/15/2034	285,000	281,991
		109,549,113
MASSACHUSETTS — 3.5%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	4,780,000	5,266,335
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2042	1,040,000	1,158,673
Series B, 5.00%, 6/1/2048	6,500,000	7,239,910
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2042	1,600,000	1,128,016
Series C, 2.38%, 9/1/2043	2,255,000	1,679,750
Series C, 2.38%, 9/1/2044	1,650,000	1,206,916
Series C, 2.38%, 9/1/2046	1,400,000	988,015
Series B, 2.50%, 3/1/2043	500,000	385,019
Series A, 3.00%, 3/1/2035	3,645,000	3,593,090
Series D, 3.00%, 11/1/2038	750,000	691,535
Series D, 3.00%, 11/1/2041	2,200,000	1,938,106
Series D, 3.00%, 11/1/2042	1,975,000	1,713,391
Series E, 3.00%, 4/1/2044	180,000	153,937
Series D, 4.00%, 11/1/2041	650,000	676,483
Series A, 5.00%, 7/1/2024	670,000	677,176
Series A, 5.00%, 7/1/2025	595,000	615,888
Series A, 5.00%, 7/1/2026	600,000	636,873
Series A, 5.00%, 10/1/2031	1,500,000	1,789,677
Series A, 5.00%, 1/1/2039	1,020,000	1,109,640
Series A, 5.00%, 7/1/2040	520,000	576,816
Series A, 5.00%, 7/1/2045	2,835,000	3,092,363
Series B, 5.00%, 7/1/2027	115,000	125,293
Series B, 5.00%, 10/1/2027	3,000,000	3,289,034
Series B, 5.00%, 10/1/2031	1,500,000	1,789,677
Series C, 5.00%, 10/1/2027	350,000	383,721
Series C, 5.00%, 8/1/2039	3,000,000	3,513,184
Series C, 5.00%, 5/1/2042	530,000	574,090
Series C, 5.00%, 5/1/2044	1,000,000	1,078,246
Series D, 5.00%, 7/1/2027	620,000	675,491
Series D, 5.00%, 11/1/2028	13,500,000	15,191,007
Series E, 5.00%, 9/1/2027	1,000,000	1,094,050
Series E, 5.00%, 11/1/2049	2,515,000	2,777,762
Series F, 5.00%, 5/1/2028	530,000	589,250
Series A, 5.25%, 1/1/2044	800,000	869,303
Series C, 5.25%, 10/1/2047	14,000,000	15,842,770
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	3,530,000	3,571,037
Series A-1, 4.00%, 7/1/2048	10,000,000	10,114,235

See accompanying notes to financial statements.
88

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 4.00%, 7/1/2039	$ 550,000	$ 578,826
Series A-1, 5.00%, 7/1/2025	1,115,000	1,153,312
Series A-2, 5.00%, 7/1/2032	1,500,000	1,812,807
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,911,740
5.00%, 2/1/2033	2,000,000	2,447,271
Series 19, 5.00%, 2/1/2031	250,000	261,711
Series 25B, 5.00%, 2/1/2037	400,000	478,506
Series 25B, 5.00%, 2/1/2038	300,000	353,088
Series 25B, 5.00%, 2/1/2039	350,000	408,965
Series 25B, 5.00%, 2/1/2041	1,000,000	1,157,245
Series 25B, 5.00%, 2/1/2042	450,000	518,177
Massachusetts Development Finance Agency Revenue, MA:
Series B, 5.00%, 11/15/2032	14,395,000	17,627,212
Series FF, 5.00%, 10/1/2026	2,250,000	2,399,974
Massachusetts School Building Authority Revenue, MA:
Series A, 4.00%, 8/15/2045	2,500,000	2,536,411
Series A, 5.00%, 2/15/2044	1,115,000	1,200,714
		134,641,718
MICHIGAN — 1.3%
Brighton Area School District, General Obligation, MI Series A, 5.00%, 5/1/2030	550,000	630,082
City of Lansing, General Obligation, MI:
Series B, AGM, 4.00%, 6/1/2038 (a)	4,375,000	4,604,943
Series B, AGM, 4.00%, 6/1/2039 (a)	2,250,000	2,335,058
Series B, AGM, 4.00%, 6/1/2040 (a)	2,500,000	2,574,291
Series B, AGM, 5.00%, 6/1/2041 (a)	4,430,000	4,978,661
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series A, 5.00%, 7/1/2032	1,165,000	1,383,216
Series C, 5.25%, 7/1/2048	1,400,000	1,595,598
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2038	1,180,000	1,401,495
Series B, 5.25%, 7/1/2048	1,500,000	1,709,569
Macomb Interceptor Drain Drainage District, Special Assessment, MI Series A, 5.00%, 5/1/2032	335,000	358,357
Michigan Finance Authority Revenue, MI:
5.00%, 11/1/2034	285,000	313,094
Series B, 5.00%, 10/1/2028	250,000	266,354
Security Description	Principal Amount	Value
Michigan State Building Authority Revenue, MI:
Series I, 4.00%, 10/15/2035	$ 225,000	$ 230,960
Series I, 5.00%, 4/15/2028	175,000	182,047
Series I, 5.00%, 10/15/2028	100,000	106,192
Series I, 5.00%, 4/15/2030	10,000	10,379
Series I, 5.00%, 10/15/2030	390,000	412,390
Series I, 5.00%, 4/15/2031	545,000	566,753
Series I, 5.00%, 10/15/2032	255,000	268,848
Series I, 5.00%, 10/15/2033	330,000	347,968
Series II, 5.00%, 10/15/2029	1,025,000	1,172,081
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2048	2,225,000	2,479,024
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2028	145,000	152,164
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2041	3,500,000	3,612,532
Series A, 4.00%, 11/15/2044	3,910,000	3,990,494
Series B, 4.00%, 11/15/2038	1,615,000	1,691,400
Series B, 4.00%, 11/15/2045	5,000,000	5,049,746
5.00%, 11/15/2025	1,500,000	1,565,778
State of Michigan, General Obligation, MI:
Series A, 3.00%, 5/15/2036	1,140,000	1,106,721
Series A, 4.00%, 5/15/2040	835,000	859,305
University of Michigan Revenue, MI:
Series A, 4.00%, 4/1/2045	700,000	705,599
Series A, 5.00%, 4/1/2026	575,000	605,531
Utica Community Schools, General Obligation, MI 5.00%, 5/1/2031	500,000	564,809
		47,831,439
MINNESOTA — 1.4%
Anoka-Hennepin Independent School District No. 11, General Obligation, MN Series A, 3.00%, 2/1/2045	780,000	671,411
Elk River Independent School District No. 728, General Obligation, MN Series A, 2.00%, 2/1/2034	845,000	738,214
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2025	125,000	128,311
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series B, 4.00%, 3/1/2026	130,000	134,286
South Washington County Independent School District No. 833, General Obligation, MN Series A, 4.00%, 2/1/2029	325,000	333,844

See accompanying notes to financial statements.
89

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
State of Minnesota, Certificate Participation, MN:
5.00%, 11/1/2038	$ 10,000,000	$ 11,840,102
5.00%, 11/1/2039	12,000,000	14,076,433
State of Minnesota, General Obligation, MN:
Series A, 4.00%, 9/1/2038	1,540,000	1,617,322
Series A, 5.00%, 8/1/2024	750,000	759,513
Series A, 5.00%, 8/1/2025	1,360,000	1,409,603
Series A, 5.00%, 8/1/2027	640,000	697,812
Series A, 5.00%, 10/1/2028	205,000	224,675
Series A, 5.00%, 8/1/2032	5,960,000	7,197,950
Series B, 5.00%, 8/1/2027	2,500,000	2,725,829
Series D, 5.00%, 10/1/2026	325,000	346,931
Series D, 5.00%, 8/1/2027	7,500,000	8,177,486
Series D, 5.00%, 10/1/2028	540,000	591,826
Series E, 5.00%, 10/1/2027	100,000	109,484
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, 3.00%, 2/1/2031	1,000,000	1,005,592
		52,786,624
MISSISSIPPI — 0.1%
Mississippi Development Bank Revenue, MS Series C, 5.00%, 8/1/2027	415,000	445,397
State of Mississippi, General Obligation, MS:
Series B, 3.00%, 10/1/2035	795,000	783,952
Series A, 4.00%, 6/1/2036	1,000,000	1,056,553
Series A, 5.00%, 10/1/2027	330,000	342,828
Series B, 5.00%, 12/1/2028	250,000	267,127
Series B, 5.00%, 12/1/2031	150,000	160,714
Series B, 5.00%, 10/1/2033	510,000	575,485
Series B, 5.00%, 12/1/2034	100,000	107,143
		3,739,199
MISSOURI — 0.6%
City of Kansas City Sanitary Sewer System Revenue, MO:
Series A, 5.00%, 1/1/2029	120,000	122,598
Series A, 5.00%, 1/1/2032	100,000	109,805
City of Kansas City, General Obligation, MO Series A, 5.00%, 2/1/2028	225,000	247,270
County of St. Louis Revenue, MO:
Series A, 3.00%, 12/1/2031	500,000	497,075
Series A, 5.25%, 12/1/2038	1,505,000	1,673,851
Curators of the University of Missouri Revenue, MO Series B, 5.00%, 11/1/2030	5,000,000	5,857,627
Liberty Public School District No. 53, General Obligation, MO 5.00%, 3/1/2028	1,540,000	1,692,432
Security Description	Principal Amount	Value
Metropolitan St. Louis Sewer District Revenue, MO:
Series A, 5.00%, 5/1/2028	$ 305,000	$ 329,946
Series A, 5.00%, 5/1/2037	350,000	373,328
Missouri Highway & Transportation Commission Revenue, MO:
Series A, 5.00%, 5/1/2032	5,000,000	5,953,591
Series B, 5.00%, 11/1/2024	500,000	508,479
Missouri State Board of Public Buildings Revenue, MO:
Series A, 4.00%, 4/1/2024	150,000	150,365
Series B, 4.00%, 10/1/2028	1,065,000	1,138,918
Series B, 5.00%, 10/1/2027	5,670,000	6,184,313
North Kansas City School District No. 74, General Obligation, MO Series B, 4.00%, 3/1/2029	25,000	25,698
		24,865,296
NEBRASKA — 0.4%
City of Lincoln Electric System Revenue, NE:
5.00%, 9/1/2032	310,000	332,524
5.00%, 9/1/2034	310,000	332,173
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,530,070
Series A, 5.00%, 2/1/2024	155,000	155,232
Series A, 5.00%, 2/1/2028	465,000	487,229
Series A, 5.25%, 2/1/2048	5,000,000	5,678,321
Series B, 5.25%, 2/1/2048	1,500,000	1,703,496
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	2,045,000	1,435,877
University of Nebraska Facilities Corp. Revenue, NE:
Series A, 4.00%, 7/15/2030	500,000	522,061
Series A, 5.00%, 7/15/2031	725,000	852,374
		15,029,357
NEVADA — 0.9%
City of Henderson, General Obligation, NV Series A-1, 4.00%, 6/1/2045	800,000	804,213
City of Las Vegas, General Obligation, NV Series C, 4.00%, 9/1/2036	300,000	304,279
Clark County Water Reclamation District, General Obligation, NV 5.00%, 7/1/2027	200,000	211,643
County of Clark Revenue, NV 5.00%, 7/1/2024	105,000	106,011
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	788,058
Series C, 3.00%, 7/1/2039	500,000	440,369

See accompanying notes to financial statements.
90

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.00%, 7/1/2033	$ 1,500,000	$ 1,586,239
5.00%, 6/1/2025	430,000	443,436
5.00%, 6/1/2026	150,000	158,610
5.00%, 6/1/2027	110,000	119,141
5.00%, 11/1/2028	145,000	148,928
Series A, 5.00%, 11/1/2024	180,000	183,156
Series A, 5.00%, 11/1/2026	420,000	442,306
Series A, 5.00%, 6/1/2027	140,000	151,634
Series A, 5.00%, 11/1/2029	575,000	605,538
Series A, 5.00%, 6/1/2036	810,000	878,648
Series B, 5.00%, 11/1/2024	170,000	172,981
Series B, 5.00%, 11/1/2025	100,000	104,189
Series B, 5.00%, 11/1/2026	180,000	192,425
Series B, 5.00%, 11/1/2028	120,000	127,752
Series B, 5.00%, 12/1/2030	525,000	582,154
Las Vegas Valley Water District, General Obligation, NV:
Series C, 3.00%, 6/1/2033	850,000	841,564
Series A, 4.00%, 6/1/2041	1,550,000	1,591,085
Series A, 4.00%, 6/1/2042	2,230,000	2,276,372
Series A, 4.00%, 6/1/2046	1,550,000	1,558,146
Series C, 4.00%, 6/1/2036	500,000	536,548
Series A, 5.00%, 6/1/2026	605,000	639,729
Series A, 5.00%, 6/1/2027	175,000	184,673
Series A, 5.00%, 6/1/2045	2,205,000	2,468,411
Series B, 5.00%, 12/1/2025	150,000	154,723
State of Nevada Highway Improvement Revenue, NV:
3.38%, 12/1/2034	750,000	756,577
5.00%, 12/1/2026	310,000	327,881
5.00%, 12/1/2028	560,000	591,358
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	5,000,000	6,050,870
Series A, 5.00%, 5/1/2043	5,000,000	5,731,144
Truckee Meadows Water Authority Revenue, NV:
5.00%, 7/1/2031	105,000	110,696
5.00%, 7/1/2034	145,000	153,297
		32,524,784
NEW HAMPSHIRE — 0.0% (d)
New Hampshire Health & Education Facilities Authority Act Revenue, NH BAM, 5.00%, 7/1/2028 (a)	1,700,000	1,879,317
NEW JERSEY — 0.4%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	10,000,000	10,419,310
City of Ocean City, General Obligation, NJ 2.25%, 9/15/2033	1,500,000	1,360,798
Security Description	Principal Amount	Value
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2039	$ 1,980,000	$ 1,810,497
Monmouth County Improvement Authority Revenue, NJ Series B, 5.00%, 12/1/2025	550,000	574,769
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	383,043
Series C, 2.00%, 3/1/2041	1,635,000	1,196,533
		15,744,950
NEW MEXICO — 0.4%
Albuquerque Municipal School District No. 12, General Obligation, NM:
Series 2017, 5.00%, 8/1/2024	210,000	212,325
Series 2017, 5.00%, 8/1/2025	230,000	237,630
New Mexico Finance Authority Revenue, NM Series B1, 5.00%, 6/15/2027	115,000	115,878
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series B, 4.00%, 7/1/2024	200,000	201,137
Series A, 5.00%, 7/1/2025	5,310,000	5,491,666
Series A, 5.00%, 7/1/2026	5,100,000	5,404,523
Series A, 5.00%, 7/1/2031	1,910,000	2,252,684
		13,915,843
NEW YORK — 20.6%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2034	2,000,000	2,458,320
Series B, 5.00%, 11/1/2037	1,030,000	1,230,694
City of New York, General Obligation, NY:
Series A, 3.00%, 8/1/2036	2,485,000	2,410,667
Series B1, 3.00%, 10/1/2041	850,000	751,514
Series B1, 3.00%, 10/1/2044	515,000	437,243
Series A, 4.00%, 8/1/2037	1,900,000	1,984,790
Series A, 4.00%, 8/1/2042	520,000	526,887
Series A-1, 4.00%, 8/1/2034	800,000	862,116
Series A-1, 4.00%, 8/1/2038	2,000,000	2,093,075
Series A-1, 4.00%, 8/1/2042	710,000	722,334
Series B1, 4.00%, 10/1/2039	950,000	979,595
Series B1, 4.00%, 10/1/2040	545,000	557,112
Series C, 4.00%, 8/1/2037	1,050,000	1,104,439
Series C, 4.00%, 8/1/2039	2,110,000	2,184,307
Series D1, 4.00%, 3/1/2042	550,000	557,955
Series F1, 4.00%, 3/1/2038	785,000	819,738
Series F1, 4.00%, 3/1/2040	1,150,000	1,181,119
Series F1, 4.00%, 3/1/2047	1,000,000	1,004,932
Series E1, 5.00%, 4/1/2025	5,000,000	5,140,319
Series E1, 5.00%, 4/1/2035	3,500,000	4,221,559
Series E1, 5.00%, 4/1/2036	1,800,000	2,155,659

See accompanying notes to financial statements.
91

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 1, 5.00%, 8/1/2028	$ 600,000	$ 668,902
Series 1, 5.00%, 4/1/2034	815,000	952,631
Series 1, 5.00%, 8/1/2034	1,900,000	2,310,752
Series A, 5.00%, 8/1/2026	560,000	594,431
Series A, 5.00%, 8/1/2041	535,000	583,042
Series A-1, 5.00%, 9/1/2026	1,520,000	1,616,946
Series A-1, 5.00%, 8/1/2030	2,000,000	2,321,195
Series A-1, 5.00%, 8/1/2031	10,000,000	11,590,323
Series A-1, 5.00%, 8/1/2032	1,650,000	1,910,024
Series B1, 5.00%, 10/1/2034	2,415,000	2,736,253
Series B1, 5.00%, 12/1/2037	500,000	523,242
Series B1, 5.00%, 10/1/2038	300,000	320,752
Series B-1, 5.00%, 8/1/2025	6,350,000	6,581,602
Series B-1, 5.00%, 8/1/2029	7,500,000	8,540,912
Series B-1, 5.00%, 8/1/2030	14,790,000	17,165,240
Series B-1, 5.00%, 8/1/2031	6,480,000	7,653,674
Series B-1, 5.00%, 10/1/2031	1,500,000	1,776,806
Series B-1, 5.00%, 8/1/2032	1,825,000	2,191,494
Series C, 5.00%, 8/1/2026	1,300,000	1,374,799
Series C, 5.00%, 8/1/2027	10,700,000	11,643,508
Series C, 5.00%, 8/1/2029	8,895,000	10,129,522
Series C, 5.00%, 8/1/2043	520,000	572,216
Series C1, 5.00%, 8/1/2029	1,270,000	1,446,261
Series C1, 5.00%, 8/1/2033	1,300,000	1,502,998
Series D1, 5.00%, 12/1/2036	550,000	602,994
Series D1, 5.00%, 3/1/2039	500,000	555,624
Series D1, 5.00%, 12/1/2041	625,000	674,338
Series E, 5.00%, 8/1/2024	760,000	769,465
Series E, 5.00%, 8/1/2025	380,000	393,860
Series F1, 5.00%, 3/1/2027	600,000	646,340
Series F-1, 5.00%, 8/1/2025	2,140,000	2,218,052
Series F-1, 5.00%, 8/1/2028	1,095,000	1,220,745
Series H, 5.00%, 1/1/2036	2,250,000	2,499,861
Series L6, 5.00%, 4/1/2031	1,515,000	1,707,260
Series B1, 5.25%, 10/1/2030	560,000	615,917
Series B-1, 5.25%, 10/1/2043	1,500,000	1,723,064
Series E1, 5.25%, 3/1/2035	670,000	736,459
Series E1, 5.25%, 4/1/2044	20,000,000	23,012,684
County of Nassau, General Obligation, NY:
Series B, 5.00%, 4/1/2038	475,000	556,177
Series B, 5.00%, 4/1/2041	1,500,000	1,720,033
County of Westchester, General Obligation, NY Series A, 2.00%, 10/15/2034	6,410,000	5,388,551
Metropolitan Transportation Authority Revenue, NY:
Series B2, 4.00%, 11/15/2033	330,000	340,707
Series A, 5.00%, 11/15/2044	695,000	768,404
Series A, 5.25%, 11/15/2034	560,000	592,499
Series A, 5.25%, 11/15/2035	250,000	264,156
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 5/1/2030	595,000	655,188
5.00%, 5/1/2031	500,000	539,989
Security Description	Principal Amount	Value
5.00%, 5/1/2032	$ 525,000	$ 577,065
Series A, 5.00%, 7/1/2034	3,335,000	4,048,209
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2, 4.00%, 6/15/2042	2,560,000	2,599,156
Series AA-2, 4.00%, 6/15/2043	1,650,000	1,671,993
Series BB-1, 4.00%, 6/15/2045	4,105,000	4,145,748
Series CC-2, 4.00%, 6/15/2042	1,010,000	1,024,000
Series DD, 4.00%, 6/15/2036	520,000	555,694
Series FF, 4.00%, 6/15/2025	575,000	586,311
Series DD, 4.13%, 6/15/2046	5,000,000	5,062,876
Series DD, 4.13%, 6/15/2047	5,000,000	5,060,499
Series AA-2, 5.00%, 6/15/2028	500,000	535,700
Series AA-2, 5.00%, 6/15/2031	1,000,000	1,174,455
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,408,283
Series BB-1, 5.00%, 6/15/2044	1,175,000	1,311,765
Series BB-2, 5.00%, 6/15/2031	530,000	574,954
Series CC-2, 5.00%, 6/15/2026	2,000,000	2,036,635
Series DD, 5.00%, 6/15/2029	2,000,000	2,284,893
Series DD-2, 5.00%, 6/15/2027	630,000	657,825
Series EE, 5.00%, 6/15/2029	695,000	725,291
Series EE, 5.00%, 6/15/2031	1,310,000	1,556,598
Series EE-2, 5.00%, 6/15/2040	5,350,000	5,856,643
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,105,145
Series FF-2, 5.00%, 6/15/2040	570,000	623,979
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, 4.00%, 7/15/2037	6,430,000	6,766,548
Series S3A, 4.00%, 7/15/2038	500,000	510,400
Series S, 5.00%, 7/15/2029	5,885,000	6,692,521
Series S1, 5.00%, 7/15/2032	520,000	574,787
Series S2A, 5.00%, 7/15/2032	570,000	630,055
Series S3A, 5.00%, 7/15/2036	3,205,000	3,510,758
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A, 3.00%, 11/1/2037	2,000,000	1,866,030

See accompanying notes to financial statements.
92

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 3.00%, 8/1/2041	$ 1,600,000	$ 1,403,003
Series A, 4.00%, 11/1/2038	505,000	531,091
Series A3, 4.00%, 5/1/2042	2,500,000	2,529,819
Series A3, 4.00%, 5/1/2043	1,165,000	1,174,997
Series B-1, 4.00%, 8/1/2038	800,000	845,818
Series B-1, 4.00%, 8/1/2039	3,250,000	3,419,299
Series B-1, 4.00%, 8/1/2045	2,500,000	2,509,765
Series C, 4.00%, 2/1/2027	2,000,000	2,088,809
Series C-1, 4.00%, 5/1/2036	600,000	641,248
Series C-1, 4.00%, 2/1/2039	1,185,000	1,250,178
Series C-1, 4.00%, 5/1/2039	875,000	916,491
Series C-1, 4.00%, 11/1/2040	2,335,000	2,379,261
Series C-1, 4.00%, 5/1/2045	5,350,000	5,369,547
Series C-1, 4.00%, 2/1/2047	535,000	535,492
Series D1, 4.00%, 11/1/2044	7,820,000	7,869,257
Series E1, 4.00%, 2/1/2042	1,220,000	1,238,524
Series E1, 4.00%, 2/1/2043	2,850,000	2,881,624
5.00%, 11/1/2028	500,000	544,637
Series A, 5.00%, 2/1/2030	370,000	394,347
Series A, 5.00%, 11/1/2032	2,000,000	2,335,463
Series A, 5.00%, 2/1/2034	600,000	637,991
Series A, 5.00%, 5/1/2035	3,935,000	4,775,704
Series A, 5.00%, 5/1/2036	5,435,000	6,542,577
Series A, 5.00%, 5/1/2038	1,000,000	1,174,931
Series A, 5.00%, 5/1/2047	2,000,000	2,231,895
Series A1, 5.00%, 8/1/2038	500,000	541,340
Series A-1, 5.00%, 11/1/2025	6,740,000	7,028,517
Series A-1, 5.00%, 11/1/2026	1,225,000	1,309,212
Series A-1, 5.00%, 11/1/2029	2,470,000	2,828,398
Series A-1, 5.00%, 5/1/2034	250,000	260,971
Series A-1, 5.00%, 5/1/2036	245,000	254,520
Series A2, 5.00%, 5/1/2040	2,500,000	2,720,266
Series B, 5.00%, 11/1/2025	1,000,000	1,042,807
Series B, 5.00%, 11/1/2027	4,910,000	5,375,510
Series B1, 5.00%, 8/1/2030	295,000	310,180
Series B1, 5.00%, 8/1/2031	175,000	176,355
Series B-1, 5.00%, 8/1/2025	2,240,000	2,321,346
Series B-1, 5.00%, 11/1/2028	500,000	561,169
Series B-1, 5.00%, 8/1/2029	40,000	43,129
Series B-1, 5.00%, 11/1/2034	545,000	616,493
Series C, 5.00%, 11/1/2029	720,000	772,035
Series C-1, 5.00%, 11/1/2034	3,000,000	3,362,011
Series D1, 5.00%, 11/1/2044	835,000	919,404
Series D-1, 5.00%, 11/1/2028	1,490,000	1,672,284
Series D-1, 5.00%, 11/1/2034	2,000,000	2,395,038
Series DS, 5.00%, 11/1/2036	1,000,000	1,149,794
Series E-1, 5.00%, 11/1/2027	5,365,000	5,873,648
Series E-1, 5.00%, 11/1/2030	1,705,000	1,990,408
Series F1, 5.00%, 5/1/2036	515,000	547,320
Series F-1, 5.00%, 11/1/2025	3,000,000	3,128,420
Series F-1, 5.00%, 11/1/2029	2,750,000	3,149,027
Series F-1, 5.00%, 2/1/2047	7,000,000	7,717,716
Series G-1, 5.00%, 11/1/2027	500,000	547,404
Series A-1, 5.25%, 8/1/2040	1,135,000	1,325,184
Security Description	Principal Amount	Value
New York City Transitional Finance Authority Revenue, NY:
Series B, 5.00%, 5/1/2025	$ 1,100,000	$ 1,131,979
Series B, 5.00%, 5/1/2026	2,250,000	2,373,506
Series C, 5.00%, 5/1/2038	2,400,000	2,839,365
Series D-1, 5.00%, 11/1/2028 (c)	4,180,000	4,691,373
Series D-1, 5.00%, 11/1/2036 (c)	5,000,000	6,084,860
Series C, 5.50%, 5/1/2040	1,250,000	1,516,855
New York Power Authority Revenue, NY Series A, AGM, 4.00%, 11/15/2040 (a)	795,000	807,000
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2029	315,000	317,219
Series A, 3.00%, 3/15/2038	1,575,000	1,458,160
Series A, 3.00%, 3/15/2041	710,000	626,862
Series A, 3.00%, 3/15/2042	2,000,000	1,743,543
Series E, 3.00%, 3/15/2041	2,795,000	2,475,604
Series A, 3.25%, 2/15/2040	5,000	5,098
Series A, AGM, 4.00%, 10/1/2024 (a)	440,000	443,874
Series A, AGM, 4.00%, 10/1/2035 (a)	1,340,000	1,399,571
Series A, 4.00%, 3/15/2037	580,000	618,598
Series A, 4.00%, 3/15/2038	5,000,000	5,257,110
Series A, 4.00%, 3/15/2039	700,000	730,443
Series A, 4.00%, 3/15/2040	2,500,000	2,566,186
Series A, 4.00%, 3/15/2041	6,200,000	6,317,453
Series A, 4.00%, 3/15/2042	1,150,000	1,164,739
Series A, 4.00%, 3/15/2043	1,000,000	1,009,099
Series A, 4.00%, 3/15/2044	1,230,000	1,237,665
Series A, 4.00%, 3/15/2047	2,000,000	1,993,690
Series D, 4.00%, 2/15/2036	1,000,000	1,067,360
Series D, 4.00%, 2/15/2037	3,000,000	3,174,770
Series D, 4.00%, 2/15/2038	3,000,000	3,133,425
Series D, 4.00%, 2/15/2039	500,000	517,410
Series D, 4.00%, 2/15/2040	880,000	901,531
Series D, 4.00%, 2/15/2047	2,150,000	2,144,189
Series E, 4.00%, 3/15/2037	2,560,000	2,751,309
Series E, 4.00%, 3/15/2039	1,865,000	1,946,109
Series E, 4.00%, 3/15/2042	1,490,000	1,509,096
Series E, 4.00%, 3/15/2043	1,300,000	1,312,994
Series E, 4.00%, 3/15/2044	1,550,000	1,559,578
Series 1, 5.00%, 1/15/2029	400,000	438,959
Series 1, 5.00%, 1/15/2030	250,000	274,196
Series A, AGM, 5.00%, 10/1/2024 (a)	3,005,000	3,053,413
Series A, BAM, 5.00%, 10/1/2025 (a)	4,450,000	4,626,847
Series A, 5.00%, 10/1/2027	1,180,000	1,285,710
Series A, 5.00%, 3/15/2028	535,000	589,547

See accompanying notes to financial statements.
93

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, BAM, 5.00%, 10/1/2028 (a)	$ 3,325,000	$ 3,716,510
Series A, 5.00%, 3/15/2029	5,065,000	5,728,872
Series A, AGM, 5.00%, 10/1/2029 (a)	2,000,000	2,280,585
Series A, 5.00%, 10/1/2030	3,075,000	3,313,522
Series A, 5.00%, 3/15/2031	5,180,000	6,052,198
Series A, 5.00%, 7/1/2032	125,000	132,122
Series A, AGM, 5.00%, 10/1/2032 (a)	5,000,000	5,990,336
Series A, 5.00%, 3/15/2033	2,000,000	2,426,433
Series A, AGM, 5.00%, 10/1/2033 (a)	4,500,000	5,047,157
Series A, 5.00%, 3/15/2035	1,000,000	1,204,703
Series A, 5.00%, 7/1/2035	100,000	105,400
Series A, 5.00%, 2/15/2036	500,000	523,347
Series A, 5.00%, 3/15/2036	3,750,000	4,238,052
Series A, 5.00%, 3/15/2037	870,000	959,340
Series A, 5.00%, 3/15/2039	1,900,000	2,114,664
Series A, 5.00%, 7/1/2040	950,000	1,017,763
Series A, 5.00%, 3/15/2043	1,245,000	1,342,883
Series A-1, 5.00%, 3/15/2029	3,000,000	3,391,640
Series A-1, 5.00%, 3/15/2036	3,000,000	3,607,956
Series A-1, 5.00%, 3/15/2045	3,000,000	3,384,213
Series B, 5.00%, 2/15/2026	365,000	381,547
Series B, 5.00%, 10/1/2030	260,000	274,651
Series D, 5.00%, 2/15/2027	1,100,000	1,178,750
Series D, 5.00%, 2/15/2030	1,100,000	1,266,831
Series E, 5.00%, 3/15/2031	1,730,000	2,032,209
Series E, 5.00%, 3/15/2032	2,285,000	2,729,955
Series E, 5.00%, 3/15/2035	10,000,000	11,057,063
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 4.00%, 6/15/2045	500,000	505,275
Series A, 4.00%, 6/15/2047	2,215,000	2,238,741
Series B, 4.00%, 6/15/2037	3,190,000	3,328,296
Series B, 4.00%, 10/15/2045	1,500,000	1,518,687
Series A, 5.00%, 6/15/2026	1,190,000	1,263,977
Series A, 5.00%, 5/15/2032	1,450,000	1,754,499
Series B, 5.00%, 6/15/2026	5,000,000	5,310,828
New York State Thruway Authority Revenue, NY:
Series A-1, 4.00%, 3/15/2039	5,000,000	5,152,053
5.00%, 3/15/2041	13,100,000	14,976,766
Series A, 5.00%, 3/15/2029	2,850,000	3,223,551
Series A, 5.00%, 3/15/2039	2,000,000	2,311,226
New York State Urban Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	1,870,000	1,680,600
Series A, 3.00%, 3/15/2041	1,415,000	1,255,306
Series C, 3.00%, 3/15/2040	2,830,000	2,528,517
Series A, 4.00%, 3/15/2038	5,975,000	6,256,516
Series A, 4.00%, 3/15/2043	2,045,000	2,071,570
Series A, 4.00%, 3/15/2044	5,000,000	5,052,474
Series C, 4.00%, 3/15/2037	1,355,000	1,420,353
Security Description	Principal Amount	Value
Series C, 4.00%, 3/15/2041	$ 2,695,000	$ 2,767,832
Series C, 4.00%, 3/15/2045	4,450,000	4,498,360
Series E, 4.00%, 3/15/2046	2,275,000	2,291,019
Series E2, 4.00%, 3/15/2034	1,225,000	1,297,424
Series A, 5.00%, 3/15/2029	7,000,000	7,917,491
Series A, 5.00%, 9/15/2028	3,000,000	3,356,905
Series A, 5.00%, 3/15/2033	505,000	540,478
Series A, 5.00%, 3/15/2035	4,120,000	4,547,081
Series A, 5.00%, 3/15/2037	3,740,000	4,372,468
Series A, 5.00%, 3/15/2042	8,865,000	9,817,600
Series C, 5.00%, 3/15/2029	1,060,000	1,198,934
Series C, 5.00%, 3/15/2030	1,000,000	1,152,899
Series C, 5.00%, 3/15/2032	3,000,000	3,487,589
Series C, 5.00%, 3/15/2043	4,990,000	5,505,605
Series C, 5.00%, 3/15/2047	12,300,000	13,370,089
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2028	2,000,000	2,150,965
Series 230, 4.00%, 12/1/2030	750,000	826,790
Series 209, 5.00%, 7/15/2030	500,000	551,004
Series 209, 5.00%, 7/15/2035	360,000	393,108
Series 240, 5.00%, 7/15/2041	2,000,000	2,295,997
Series 240, 5.00%, 7/15/2044	2,000,000	2,260,111
Series 241, 5.00%, 7/15/2040	1,140,000	1,315,766
Series 241, 5.00%, 7/15/2041	1,500,000	1,721,998
Series 243, 5.00%, 12/1/2026	2,000,000	2,143,439
Series 243, 5.00%, 12/1/2033	3,500,000	4,308,009
Series 243, 5.00%, 12/1/2036	1,645,000	1,971,831
State of New York, General Obligation, NY:
Series A, 3.00%, 3/15/2035	1,050,000	1,040,120
Series A, 5.00%, 3/15/2032	1,500,000	1,808,217
Series A, 5.00%, 3/15/2034	4,325,000	5,304,060
Suffolk County Water Authority Revenue, NY Series B, 3.00%, 6/1/2044	500,000	427,790
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,135,383
Series A2, 2.00%, 5/15/2045 (b)	650,000	608,303
Series C, 3.00%, 11/15/2045	895,000	749,363
Series A, 4.00%, 11/15/2033	1,395,000	1,558,954
Series A-1, 4.00%, 5/15/2046	840,000	843,733
Series C1A, 4.00%, 5/15/2046	2,545,000	2,556,971
Series A, 5.00%, 11/15/2027	1,500,000	1,651,374
Series A, 5.00%, 11/15/2029	3,000,000	3,455,764
Series A, 5.00%, 11/15/2031	2,675,000	3,192,277
Series A, 5.00%, 11/15/2034	550,000	671,199
Series B, 5.00%, 5/15/2028	10,000,000	11,141,656
Series B, 5.00%, 11/15/2028	10,865,000	12,089,841
Series B, 5.00%, 11/15/2030	5,255,000	6,137,426
Series C, 5.00%, 11/15/2030	1,570,000	1,841,759
Series C, 5.00%, 11/15/2033	675,000	744,674

See accompanying notes to financial statements.
94

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/15/2038	$ 3,000,000	$ 3,531,334
Series C, 5.00%, 5/15/2042	1,785,000	2,005,999
Series C, 5.25%, 5/15/2041	2,140,000	2,473,748
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2042	2,225,000	2,518,334
Series A, 5.00%, 5/15/2046	7,000,000	7,786,898
Series A, 5.00%, 5/15/2047	2,500,000	2,773,646
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	416,949
Utility Debt Securitization Authority Revenue, NY:
5.00%, 12/15/2038	200,000	215,329
5.00%, 12/15/2040	300,000	321,866
Series 1, 5.00%, 6/15/2033	1,045,000	1,241,404
Series 1, 5.00%, 12/15/2033	2,000,000	2,397,858
Series 1, 5.00%, 12/15/2035	1,000,000	1,229,901
Series 2, 5.00%, 12/15/2038	1,000,000	1,201,073
Series 2, 5.00%, 12/15/2042	1,590,000	1,857,216
Series A, 5.00%, 12/15/2026	350,000	357,802
Series A, 5.00%, 6/15/2028	255,000	270,044
Series A, 5.00%, 12/15/2032	260,000	274,957
Series A, 5.00%, 12/15/2033	500,000	528,519
Series TE, 5.00%, 12/15/2038	9,900,000	11,638,821
Series TE, 5.00%, 12/15/2039	13,645,000	15,927,204
		782,623,546
NORTH CAROLINA — 1.4%
City of Charlotte Airport Revenue, NC:
Series A, 4.00%, 7/1/2038	510,000	529,734
Series A, 5.00%, 7/1/2028	1,230,000	1,366,375
Series A, 5.00%, 7/1/2041	2,000,000	2,267,918
Series A, 5.00%, 7/1/2048	2,000,000	2,229,421
City of Charlotte Water & Sewer System Revenue, NC Series A, 5.00%, 7/1/2027	1,620,000	1,764,424
City of Charlotte, General Obligation, NC Series A, 5.00%, 6/1/2027	705,000	766,238
City of Raleigh Combined Enterprise System Revenue, NC:
4.00%, 9/1/2044	3,000,000	3,096,639
5.00%, 9/1/2033	1,000,000	1,232,794
5.00%, 9/1/2048	1,125,000	1,273,590
County of Alamance, General Obligation, NC 5.00%, 5/1/2025	3,000,000	3,089,996
County of Brunswick Enterprise Systems Revenue, NC 3.00%, 4/1/2046	500,000	414,244
Security Description	Principal Amount	Value
County of Buncombe Revenue, NC 5.00%, 6/1/2026	$ 100,000	$ 103,119
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2030	815,000	940,288
Series A, 5.00%, 6/1/2033	465,000	564,312
Series A, 5.00%, 6/1/2034	1,120,000	1,356,875
Series A, 5.00%, 6/1/2035	675,000	814,240
Series A, 5.00%, 6/1/2036	800,000	957,681
Series A, 5.00%, 6/1/2041	1,000,000	1,150,742
Series A, 5.00%, 6/1/2043	1,285,000	1,460,523
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2030	2,000,000	2,338,240
County of Union Enterprise System Revenue, NC:
3.00%, 6/1/2037	1,545,000	1,495,288
3.00%, 6/1/2039	1,125,000	1,032,500
County of Wake Revenue, NC:
4.00%, 3/1/2034	690,000	757,027
4.00%, 9/1/2038	700,000	717,065
County of Wake, General Obligation, NC:
Series A, 5.00%, 5/1/2037	10,000,000	11,951,323
Series A, 5.00%, 2/1/2025	2,720,000	2,785,349
North Carolina Turnpike Authority Revenue, NC Zero Coupon, 1/1/2045	615,000	254,410
State of North Carolina Revenue, NC:
Series B, 3.00%, 5/1/2033	795,000	782,603
5.00%, 3/1/2028	3,915,000	4,310,659
State of North Carolina, General Obligation, NC Series B, 5.00%, 6/1/2030	3,025,000	3,445,135
		55,248,752
NORTH DAKOTA — 0.0% (d)
University of North Dakota, Certificate Participation, ND Series A, AGM, 4.00%, 6/1/2046 (a)	615,000	599,706
OHIO — 2.2%
City of Columbus, General Obligation, OH Series A, 5.00%, 8/15/2039	895,000	1,042,921
County of Cuyahoga Sales Tax Revenue, OH:
Series A, 4.00%, 1/1/2030	3,465,000	3,741,905
Series A, 4.00%, 1/1/2033	1,350,000	1,449,596
Cuyahoga Community College District, General Obligation, OH:
4.00%, 12/1/2033	525,000	537,976
5.00%, 12/1/2027	400,000	422,783
5.00%, 12/1/2028	300,000	316,727

See accompanying notes to financial statements.
95

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2037	$ 600,000	$ 626,154
Northeast Ohio Regional Sewer District Revenue, OH:
3.00%, 11/15/2040	2,755,000	2,447,979
3.25%, 11/15/2040	100,000	94,395
5.00%, 11/15/2044	245,000	249,307
Ohio State University Revenue, OH:
Series A, 3.00%, 12/1/2044	2,325,000	1,973,996
Series A, 4.00%, 12/1/2042	700,000	713,426
Series B, 5.00%, 12/1/2033	7,500,000	9,048,046
Series B, 5.00%, 12/1/2035	2,195,000	2,624,853
Series C, 5.25%, 12/1/2046	5,000,000	5,699,345
Ohio Turnpike & Infrastructure Commission Revenue, OH:
Series A, 5.00%, 2/15/2028	350,000	377,042
Series A, 5.00%, 2/15/2046	5,000,000	5,466,236
Ohio Water Development Authority Revenue, OH:
Series A, 5.00%, 6/1/2028	175,000	184,884
Series A, 5.00%, 12/1/2028	825,000	872,189
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,685,000	2,646,949
Series A, 4.00%, 12/1/2037	1,420,000	1,500,313
Series B, 4.00%, 12/1/2038	1,000,000	1,043,435
Series A, 5.00%, 12/1/2029	240,000	259,324
Series A, 5.00%, 12/1/2031	500,000	538,899
Series A, 5.00%, 6/1/2032	675,000	780,682
Series B, 5.00%, 12/1/2026	3,000,000	3,218,659
Series B, 5.00%, 12/1/2039	2,250,000	2,614,997
Series C, 5.00%, 12/1/2029	1,500,000	1,722,323
Series C, 5.00%, 6/1/2030	1,750,000	2,029,170
Series C, 5.00%, 12/1/2030	440,000	515,071
Series C, 5.00%, 12/1/2033	2,665,000	3,279,327
Olentangy Local School District, General Obligation, OH Series A, 4.00%, 12/1/2026	4,940,000	5,147,798
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,163,230
Series C, 5.00%, 12/1/2028	230,000	245,436
Series C, 5.00%, 12/1/2029	180,000	191,715
Series C, 5.00%, 12/1/2030	165,000	175,691
State of Ohio, General Obligation, OH:
Series A, 4.00%, 3/1/2036	940,000	1,015,331
Series A, 4.00%, 3/1/2037	500,000	532,606
Series A, 4.00%, 3/1/2039	750,000	784,400
Series A, 4.00%, 6/15/2040	1,000,000	1,032,203
Series A, 5.00%, 3/1/2030	860,000	922,846
Series A, 5.00%, 2/1/2033	875,000	914,115
Series B, 5.00%, 8/1/2026	5,000,000	5,316,436
Series C, 5.00%, 11/1/2033	400,000	410,362
Security Description	Principal Amount	Value
Series T, 5.00%, 11/1/2028	$ 400,000	$ 431,880
Series T, 5.00%, 5/1/2031	250,000	269,261
Series Y, 5.00%, 5/1/2033	1,000,000	1,218,504
Series Y, 5.00%, 5/1/2034	750,000	921,651
Series Y, 5.00%, 5/1/2035	750,000	914,916
Series Y, 5.00%, 5/1/2036	1,000,000	1,210,513
Series Y, 5.00%, 5/1/2037	1,000,000	1,203,351
Series Y, 5.00%, 5/1/2038	750,000	882,377
Series Y, 5.00%, 5/1/2039	1,000,000	1,168,389
		84,111,920
OKLAHOMA — 0.2%
Canadian County Educational Facilities Authority Revenue, OK 3.00%, 9/1/2029	250,000	247,646
Oklahoma Capitol Improvement Authority Revenue, OK:
5.00%, 7/1/2027	160,000	168,877
Series A, 5.00%, 7/1/2025	600,000	618,299
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	5,051,577
		6,086,399
OREGON — 1.4%
City of Portland Sewer System Revenue, OR:
Series A, 2.50%, 6/15/2033	325,000	307,898
Series A, 3.00%, 3/1/2035	770,000	758,665
Series A, 3.00%, 3/1/2046	605,000	508,201
Series A, 5.00%, 3/1/2024	620,000	622,021
Series A, 5.00%, 3/1/2030	495,000	565,010
Series A, 5.00%, 12/1/2040	5,000,000	5,735,942
Clackamas County School District No. 12 North Clackamas, General Obligation, OR 5.00%, 6/15/2026	75,000	75,681
Hillsboro School District No. 1J, General Obligation, OR:
4.00%, 6/15/2035	700,000	743,874
4.00%, 6/15/2036	1,020,000	1,077,799
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, General Obligation, OR Series B, 5.00%, 6/15/2029	135,000	146,057
Multnomah County School District No. 1 Portland, General Obligation, OR:
5.00%, 6/15/2025	1,615,000	1,668,664
5.00%, 6/15/2036	4,000,000	4,789,503
Oregon State Lottery Revenue, OR Series C, 5.00%, 4/1/2026	510,000	523,743

See accompanying notes to financial statements.
96

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Portland Community College District, General Obligation, OR:
5.00%, 6/15/2025	$ 430,000	$ 443,915
5.00%, 6/15/2029	500,000	527,787
5.00%, 6/15/2030	660,000	696,518
5.00%, 6/15/2031	500,000	527,544
5.00%, 6/15/2032	500,000	527,544
5.00%, 6/15/2033	500,000	527,422
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, Zero Coupon, 6/15/2039	1,995,000	989,909
Series A, Zero Coupon, 6/15/2040	2,850,000	1,334,133
Series B, 5.00%, 6/15/2032 (b)	635,000	735,821
State of Oregon Department of Transportation Revenue, OR:
Series A, 5.00%, 11/15/2042	7,500,000	8,582,068
Series C, 5.00%, 11/15/2025	170,000	177,487
State of Oregon, General Obligation, OR:
Series A, 4.00%, 5/1/2037	895,000	934,966
Series A, 5.00%, 5/1/2025	995,000	1,025,508
Series A, 5.00%, 5/1/2026	1,000,000	1,056,287
Series A, 5.00%, 5/1/2027	355,000	384,910
Series A, 5.00%, 5/1/2040	8,000,000	9,322,940
Series A, 5.00%, 5/1/2029	1,000,000	1,134,605
Series A, 5.00%, 5/1/2039	2,625,000	3,077,822
Series I, 5.00%, 8/1/2029	195,000	211,805
Series Q, 5.00%, 5/1/2028	180,000	189,768
Tri-County Metropolitan Transportation District of Oregon Revenue, OR Series A, 5.00%, 9/1/2041	570,000	606,658
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, Zero Coupon, 6/15/2039	1,955,000	1,014,723
Series A, Zero Coupon, 6/15/2041	2,500,000	1,157,780
Series A, Zero Coupon, 6/15/2042	2,000,000	875,269
Series B, Zero Coupon, 6/15/2032	700,000	513,078
Series B, Zero Coupon, 6/15/2034	330,000	220,293
5.00%, 6/15/2027	120,000	121,090
		54,440,708
Security Description	Principal Amount	Value
PENNSYLVANIA — 1.5%
Commonwealth of Pennsylvania, General Obligation, PA:
Series 1ST, 2.00%, 5/15/2039	$ 665,000	$ 497,844
Series 2020-1, 2.00%, 5/1/2039	1,475,000	1,109,497
Series 2020-1, 3.00%, 5/1/2035	900,000	890,879
Series 1ST, 4.00%, 5/15/2033	7,955,000	8,651,197
5.00%, 7/15/2025	5,000,000	5,175,979
5.00%, 9/1/2028	5,000,000	5,561,628
Series 1, 5.00%, 1/1/2024	725,000	725,000
County of Allegheny, General Obligation, PA Series C, 5.00%, 11/1/2026	315,000	336,833
County of Montgomery, General Obligation, PA Series A, 5.00%, 10/1/2035	5,000,000	5,878,000
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2033	190,000	195,046
Series AT-1, 5.00%, 6/15/2024	200,000	201,662
Series AT-1, 5.00%, 6/15/2025	100,000	102,906
Pennsylvania State University Revenue, PA:
5.00%, 9/1/2042	6,755,000	7,743,644
5.00%, 9/1/2043	2,500,000	2,855,834
5.25%, 9/1/2048	8,245,000	9,407,739
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2028	105,000	110,866
Series A, 5.00%, 12/1/2030	160,000	168,521
Series A, 5.00%, 12/1/2046	625,000	684,397
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2024	900,000	902,625
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	5,000,000	6,124,135
		57,324,232
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. Revenue, RI:
Series A, 4.00%, 5/15/2028	485,000	496,134
Series D, BAM, 4.00%, 5/15/2040 (a)	550,000	561,758

See accompanying notes to financial statements.
97

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
State of Rhode Island, General Obligation, RI:
Series E, 2.00%, 8/1/2038	$ 905,000	$ 701,490
Series A, 5.00%, 12/1/2034	3,600,000	4,412,386
Series A, 5.00%, 12/1/2035	1,000,000	1,217,615
		7,389,383
SOUTH CAROLINA — 0.5%
Anderson County School District No. 1, General Obligation, SC 3.00%, 3/1/2038	850,000	787,893
Beaufort County School District, General Obligation, SC Series C, 4.00%, 3/1/2035	1,000,000	1,073,182
Grand Strand Water & Sewer Authority Revenue, SC Series A, 4.00%, 6/1/2046	575,000	584,475
Lancaster County Public Facilities Corp. Revenue, SC 5.00%, 6/1/2042	1,250,000	1,371,526
Lexington County School District No. 2, General Obligation, SC:
3.00%, 3/1/2038	125,000	113,943
Series C, 3.00%, 3/1/2038	325,000	300,983
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2039	5,000,000	5,696,545
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2025	5,000,000	5,200,444
State of South Carolina, General Obligation, SC:
Series A, 5.00%, 4/1/2025	2,500,000	2,567,678
Series A, 5.00%, 4/1/2030	120,000	131,527
University of South Carolina Revenue, SC Series A, 5.00%, 5/1/2046	730,000	798,694
		18,626,890
TENNESSEE — 0.8%
City of Chattanooga Electric Revenue, TN 5.00%, 9/1/2041	1,500,000	1,696,528
City of Memphis Sanitary Sewerage System Revenue, TN Series B, 5.00%, 10/1/2045	1,000,000	1,092,580
City of Memphis Water Revenue, TN 3.00%, 12/1/2045	500,000	418,891
City of Memphis, General Obligation, TN:
4.00%, 5/1/2035	750,000	810,448
4.00%, 6/1/2044	500,000	500,080
Security Description	Principal Amount	Value
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series B, 5.00%, 5/15/2026	$ 345,000	$ 363,978
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series C, 3.00%, 1/1/2034	500,000	489,262
4.00%, 7/1/2036	515,000	531,412
Series B, 4.00%, 1/1/2027	5,000,000	5,213,863
5.00%, 1/1/2024	105,000	105,000
5.00%, 1/1/2026	170,000	177,870
5.00%, 1/1/2027	100,000	105,566
5.00%, 7/1/2030	650,000	719,861
Series C, 5.00%, 1/1/2024	500,000	500,000
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027	1,325,000	1,228,241
Zero Coupon, 4/1/2032	1,500,000	1,073,197
Zero Coupon, 4/1/2034	3,300,000	2,153,109
Zero Coupon, 4/1/2035	760,000	473,154
Zero Coupon, 4/1/2040	750,000	358,964
Zero Coupon, 4/1/2041	2,015,000	912,446
Zero Coupon, 4/1/2042	850,000	363,260
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 2/1/2026	160,000	167,820
Series A, 5.00%, 5/1/2026	4,000,000	4,222,355
Series A, 5.00%, 5/1/2027	6,000,000	6,497,508
		30,175,393
TEXAS — 11.9%
Alamo Community College District, General Obligation, TX:
5.00%, 8/15/2026	125,000	132,951
5.00%, 2/15/2027	1,855,000	1,997,321
Aldine Independent School District, General Obligation, TX 5.00%, 2/15/2030 (a)	215,000	229,172
Allen Independent School District, General Obligation, TX 5.00%, 2/15/2027 (a)	320,000	336,093
Alvin Independent School District, General Obligation, TX:
4.00%, 2/15/2039 (a)	850,000	861,460
5.00%, 2/15/2027 (a)	345,000	361,477
Argyle Independent School District, General Obligation, TX 5.00%, 8/15/2047 (a)	2,890,000	3,179,246

See accompanying notes to financial statements.
98

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Arlington Higher Education Finance Corp. Revenue, TX Series A, 3.00%, 2/15/2046 (a)	$ 1,500,000	$ 1,182,565
Arlington Independent School District, General Obligation, TX:
4.00%, 2/15/2039 (a)	770,000	785,932
4.00%, 2/15/2040 (a)	2,000,000	2,056,322
4.00%, 2/15/2041 (a)	1,750,000	1,785,808
4.00%, 2/15/2042 (a)	720,000	729,079
4.00%, 2/15/2046 (a)	745,000	751,578
5.00%, 2/15/2025 (a)	75,000	76,848
5.00%, 2/15/2031 (a)	550,000	614,045
Austin Independent School District, General Obligation, TX:
1.88%, 8/1/2038 (a)	1,450,000	1,103,658
4.00%, 8/1/2033 (a)	3,700,000	3,881,136
4.00%, 8/1/2034 (a)	515,000	548,158
4.00%, 8/1/2035 (a)	2,000,000	2,116,649
5.00%, 8/1/2030	1,000,000	1,158,616
5.00%, 8/1/2033	1,325,000	1,601,158
Bexar County Hospital District, General Obligation, TX:
4.00%, 2/15/2036	300,000	304,473
5.00%, 2/15/2029	320,000	343,682
5.00%, 2/15/2032	2,000,000	2,331,388
5.00%, 2/15/2034	1,180,000	1,267,053
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2031	1,050,000	1,189,991
Series A, 5.00%, 8/15/2032	635,000	718,535
Series A, 5.00%, 8/15/2043	10,000,000	11,271,472
Series C, 5.00%, 8/15/2028	750,000	837,234
Series E, 5.00%, 8/15/2026	140,000	149,125
Series E, 5.00%, 8/15/2027	100,000	109,175
Series J, 5.00%, 8/15/2024	315,000	319,097
City of Austin Electric Utility Revenue, TX:
5.00%, 11/15/2033	250,000	264,197
Series A, 5.00%, 11/15/2026	325,000	347,336
Series B, 5.00%, 11/15/2044	950,000	1,029,500
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,632,255
5.00%, 11/15/2047	3,185,000	3,519,435
Series C, 5.00%, 11/15/2034	500,000	573,877
Series C, 5.00%, 11/15/2035	500,000	570,518
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,849,912
5.00%, 9/1/2033	2,000,000	2,444,249
5.00%, 9/1/2035	1,000,000	1,212,887
Security Description	Principal Amount	Value
5.00%, 9/1/2039	$ 5,530,000	$ 6,414,016
5.00%, 9/1/2042	2,000,000	2,312,489
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	4,228,677
Series C, 4.00%, 10/1/2035	800,000	857,848
Series C, 4.00%, 10/1/2040	505,000	520,391
Series C, 4.00%, 10/1/2043	685,000	694,481
Series A, 5.00%, 10/1/2033	410,000	431,799
Series C, 5.00%, 10/1/2036	500,000	572,054
City of Dallas, General Obligation, TX:
Series B, 3.00%, 2/15/2036	540,000	521,159
5.00%, 2/15/2030	275,000	280,233
City of El Paso Water & Sewer Revenue, TX:
Series A, 4.00%, 3/1/2041	6,500,000	6,599,193
5.00%, 3/1/2026	165,000	165,454
City of El Paso, General Obligation, TX:
Series A, 4.00%, 8/15/2035	750,000	788,726
Series A, 4.00%, 8/15/2045	525,000	522,147
City of Houston Combined Utility System Revenue, TX:
Series A, 3.00%, 11/15/2040	1,500,000	1,356,556
Series A, 4.00%, 11/15/2041	1,015,000	1,036,426
Series C, 4.00%, 11/15/2039	550,000	566,554
Series B, 5.00%, 11/15/2026	300,000	320,703
Series B, 5.00%, 11/15/2032	275,000	289,487
Series D, 5.00%, 11/15/2032	500,000	556,294
City of Houston, General Obligation, TX:
Series A, 3.00%, 3/1/2040	780,000	689,680
Series A, 4.00%, 3/1/2036	395,000	401,036
Series A, 5.00%, 3/1/2025	365,000	373,614
Series A, 5.00%, 3/1/2029	720,000	793,527
Series A, 5.00%, 3/1/2030	445,000	478,751
Series A, 5.00%, 3/1/2031	100,000	104,127
Series A, 5.25%, 3/1/2042	1,750,000	2,018,965
Series A, 5.25%, 3/1/2043	1,850,000	2,128,063
City of Laredo Waterworks & Sewer System Revenue, TX Series A, 4.00%, 3/1/2045	750,000	752,294
City of Lubbock, General Obligation, TX 5.00%, 2/15/2029	100,000	112,296
City of New Braunfels Utility System Revenue, TX 3.00%, 7/1/2045	885,000	730,228
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (b)	500,000	481,637
3.00%, 2/1/2037	540,000	515,544
4.00%, 2/1/2030	650,000	694,629
4.00%, 2/1/2037	500,000	523,712
4.00%, 2/1/2043	2,000,000	2,022,106

See accompanying notes to financial statements.
99

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2025	$ 125,000	$ 127,753
5.00%, 2/1/2027	375,000	396,201
Series A, 5.00%, 2/1/2026	665,000	696,538
Series A, 5.00%, 2/1/2033	1,000,000	1,159,762
Series C, 5.00%, 2/1/2032	2,500,000	2,960,331
Series C, 5.00%, 2/1/2033	2,000,000	2,401,821
Series C, 5.00%, 2/1/2034	2,000,000	2,433,747
City of San Antonio, General Obligation, TX:
3.00%, 8/1/2039	700,000	642,635
4.00%, 8/1/2036	2,790,000	2,933,346
5.00%, 2/1/2025	7,500,000	7,671,333
5.00%, 2/1/2027	6,000,000	6,459,740
5.00%, 8/1/2031	730,000	828,358
City of Waco, General Obligation, TX 5.00%, 2/1/2024	125,000	125,191
Collin County Community College District, General Obligation, TX:
4.00%, 8/15/2031	495,000	515,525
4.00%, 8/15/2032	280,000	290,873
4.00%, 8/15/2034	190,000	196,462
Series A, 4.00%, 8/15/2037	1,905,000	1,971,213
Series A, 5.00%, 8/15/2025	750,000	777,379
Series A, 5.00%, 8/15/2029	1,865,000	2,122,338
Colorado River Municipal Water District Revenue, TX 5.00%, 1/1/2025	500,000	510,481
Community Independent School District, General Obligation, TX 5.00%, 2/15/2048	4,775,000	5,277,012
Conroe Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2041 (a)	500,000	443,359
5.00%, 2/15/2025 (a)	350,000	358,622
Corpus Christi Independent School District, General Obligation, TX 5.00%, 8/15/2030 (a)	1,845,000	2,049,077
County of Bexar, General Obligation, TX:
4.00%, 6/15/2046	840,000	834,575
5.00%, 6/15/2032	590,000	636,739
County of Collin, General Obligation, TX:
3.13%, 2/15/2035	720,000	720,562
5.00%, 2/15/2030	5,320,000	6,090,947
5.00%, 2/15/2031	9,435,000	10,979,194
5.00%, 2/15/2032	5,245,000	6,197,849
County of Fort Bend, General Obligation, TX Series B, 4.00%, 3/1/2029	150,000	153,777
Security Description	Principal Amount	Value
County of Harris Revenue, TX:
Series A, 5.00%, 8/15/2024	$ 375,000	$ 379,785
Series A, 5.00%, 8/15/2026	185,000	196,573
County of Harris Toll Road Revenue, TX:
4.00%, 8/15/2035	615,000	656,064
4.00%, 8/15/2036	485,000	512,641
4.00%, 8/15/2037	505,000	529,219
4.00%, 8/15/2038	1,000,000	1,037,122
4.00%, 8/15/2040	510,000	521,275
4.00%, 8/15/2045	2,590,000	2,599,233
Series A, 4.00%, 8/15/2037	300,000	309,299
5.00%, 8/15/2026	685,000	726,958
Series A, 5.00%, 8/15/2035	750,000	900,054
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2025	350,000	364,092
Series A, 5.00%, 10/1/2026	500,000	532,779
Series A, 5.00%, 10/1/2047	3,015,000	3,312,728
County of Montgomery, General Obligation, TX Series A, 4.00%, 3/1/2042	405,000	406,825
County of Williamson, General Obligation, TX:
4.00%, 2/15/2040	500,000	511,174
5.00%, 2/15/2024	790,000	791,894
5.00%, 2/15/2026	500,000	524,751
5.00%, 2/15/2032	1,230,000	1,377,955
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2035 (a)	500,000	494,664
Series A, 3.00%, 2/15/2039 (a)	500,000	459,661
Series A, 4.00%, 2/15/2037 (a)	1,400,000	1,484,205
5.00%, 2/15/2028 (a)	435,000	445,136
Series A, 5.00%, 2/15/2036	2,000,000	2,398,350
Series A, 5.00%, 2/15/2039	2,000,000	2,301,824
Dallas Area Rapid Transit Revenue, TX:
Series A, 5.00%, 12/1/2033	100,000	101,861
Series A, 5.00%, 12/1/2034	175,000	182,381
Series A, 5.00%, 12/1/2035	225,000	234,490
Series A, 5.00%, 12/1/2036	295,000	305,557
Dallas College, General Obligation, TX:
5.00%, 2/15/2025	4,750,000	4,868,072
5.00%, 2/15/2029	1,235,000	1,388,748
Dallas County Hospital District, General Obligation, TX 4.00%, 8/15/2034	610,000	625,502

See accompanying notes to financial statements.
100

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Dallas Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2036 (a)	$ 345,000	$ 323,889
5.00%, 2/15/2027	1,000,000	1,076,099
5.00%, 2/15/2030 (a)	620,000	695,099
Series A, 5.00%, 2/15/2025 (a)	830,000	850,447
Series B, 5.00%, 2/15/2026 (a)	600,000	629,321
Del Valle Independent School District, General Obligation, TX:
5.00%, 6/15/2032 (a)	2,760,000	3,214,092
5.00%, 6/15/2036 (a)	2,655,000	3,043,823
Denton Independent School District, General Obligation, TX:
5.00%, 8/15/2028 (a)	175,000	178,944
5.00%, 8/15/2034	3,500,000	4,258,890
5.00%, 8/15/2035	1,750,000	2,118,331
Dickinson Independent School District, General Obligation, TX 2.00%, 2/15/2046 (a)	1,900,000	1,238,805
Dripping Springs Independent School District, General Obligation, TX 5.00%, 2/15/2032	4,500,000	5,361,193
Forney Independent School District, General Obligation, TX:
Series A, 4.00%, 8/15/2044 (a)	2,500,000	2,537,292
Series B, 5.00%, 8/15/2033 (a)	1,945,000	2,284,965
Series B, 5.00%, 8/15/2035 (a)	2,700,000	3,146,842
Series B, 5.00%, 8/15/2039 (a)	2,400,000	2,709,717
Fort Bend Independent School District, General Obligation, TX 4.00%, 8/15/2032 (a)	275,000	284,147
Fort Worth Independent School District, General Obligation, TX 5.00%, 2/15/2025 (a)	195,000	199,674
Galveston Independent School District, General Obligation, TX:
4.00%, 2/1/2047 (a)	2,000,000	2,008,938
5.00%, 2/1/2032 (a)	750,000	855,957
Garland Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2033	500,000	606,709
Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2040	$ 1,000,000	$ 1,156,057
Series A, 5.00%, 2/15/2041	1,000,000	1,150,079
Goose Creek Consolidated Independent School District, General Obligation, TX 2.13%, 2/15/2045	1,000,000	690,667
Grand Prairie Independent School District, General Obligation, TX 4.00%, 8/15/2030 (a)	100,000	102,016
Grapevine-Colleyville Independent School District, General Obligation, TX 5.00%, 8/15/2031 (a)	500,000	515,843
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2025	275,000	285,629
Harris County Flood Control District Revenue, TX:
Series A, 5.00%, 10/1/2027	70,000	71,000
Series A, 5.00%, 10/1/2029	530,000	576,024
Series A, 5.00%, 10/1/2032	455,000	493,918
Series A, 5.00%, 10/1/2033	250,000	271,290
Harris County Flood Control District, General Obligation, TX:
Series A, 3.00%, 10/1/2038	625,000	572,642
Series A, 4.00%, 10/1/2033	760,000	815,062
Series A, 4.00%, 10/1/2035	1,040,000	1,092,514
Series A, 4.00%, 9/15/2041	3,000,000	3,102,989
Series A, 4.00%, 10/1/2045	1,990,000	2,011,572
Series A, 5.00%, 10/1/2026	1,375,000	1,467,029
Series A, 5.00%, 10/1/2031	500,000	568,589
Series A, 5.00%, 9/15/2035	2,000,000	2,399,899
Series A, 5.00%, 9/15/2036	1,000,000	1,186,929
Series A, 5.00%, 9/15/2040	3,335,000	3,820,710
Hays Consolidated Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2025 (a)	930,000	929,251
5.00%, 2/15/2029	1,400,000	1,577,164
5.00%, 2/15/2048	6,950,000	7,627,075
Houston Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2030 (a)	395,000	413,365
Series A, 5.00%, 2/15/2031 (a)	445,000	465,409
Humble Independent School District, General Obligation, TX Series A, 5.50%, 2/15/2025 (a)	110,000	113,028

See accompanying notes to financial statements.
101

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hurst-Euless-Bedford Independent School District, General Obligation, TX Series A, 5.00%, 8/15/2028	$ 140,000	$ 152,330
Judson Independent School District, General Obligation, TX 5.00%, 2/1/2025 (a)	225,000	229,899
Katy Independent School District, General Obligation, TX Series D, 5.00%, 2/15/2025 (a)	405,000	415,067
Keller Independent School District, General Obligation, TX Series A, 5.00%, 8/15/2027 (a)	145,000	152,445
Lake Travis Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2043 (a)	30,000	32,214
Lamar Consolidated Independent School District, General Obligation, TX Series A, 3.00%, 2/15/2036 (a)	1,300,000	1,269,694
Leander Independent School District, General Obligation, TX Series A, Zero Coupon, 8/16/2044 (a)	25,000	11,202
Lewisville Independent School District, General Obligation, TX:
3.25%, 8/15/2036 (a)	100,000	97,570
5.00%, 8/15/2031 (a)	500,000	562,748
5.00%, 8/15/2024 (a)	135,000	136,789
5.00%, 8/15/2026 (a)	300,000	318,532
Series B, 5.00%, 8/15/2028	525,000	540,638
Liberty Hill Independent School District, General Obligation, TX:
3.00%, 2/1/2037 (a)	1,500,000	1,432,066
3.00%, 2/1/2039 (a)	2,425,000	2,221,457
Lower Colorado River Authority Revenue, TX AGM, 5.00%, 5/15/2038 (a)	600,000	676,513
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	318,538
Midway Independent School District/McLennan County, General Obligation, TX 5.00%, 8/15/2030 (a)	705,000	802,321
Security Description	Principal Amount	Value
North Texas Municipal Water District Water System Revenue, TX:
Series A, 3.00%, 9/1/2032	$ 13,185,000	$ 13,074,876
5.00%, 9/1/2024	135,000	136,744
North Texas Tollway Authority Revenue, TX:
Series A, 4.00%, 1/1/2039	1,800,000	1,831,725
Series A, 5.00%, 1/1/2027	5,100,000	5,467,429
Series A, 5.00%, 1/1/2033	335,000	398,231
Series A, 5.00%, 1/1/2034	775,000	918,987
Series A, 5.00%, 1/1/2035	755,000	892,334
Northside Independent School District, General Obligation, TX:
2.38%, 8/15/2045 (a)	605,000	426,507
4.00%, 8/15/2034 (a)	750,000	800,266
Northwest Independent School District, General Obligation, TX:
3.00%, 2/15/2046 (a)	2,250,000	1,837,760
5.00%, 2/15/2042 (a)	380,000	398,347
Pasadena Independent School District, General Obligation, TX 5.00%, 2/15/2048	1,000,000	1,117,709
Permanent University Fund - Texas A&M University System Revenue, TX:
Series A, 3.00%, 7/1/2031	375,000	376,198
Series A, 5.50%, 7/1/2025	180,000	187,388
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2032	120,000	123,518
Series A, 5.00%, 7/1/2040	1,760,000	2,028,860
Series B, 5.00%, 7/1/2024	175,000	176,848
Pflugerville Independent School District, General Obligation, TX:
Series A, 4.00%, 2/15/2043	4,915,000	5,046,596
Series A, 5.00%, 2/15/2035	8,090,000	9,496,626
Plano Independent School District, General Obligation, TX:
5.00%, 2/15/2027	1,625,000	1,752,213
5.00%, 2/15/2028	1,000,000	1,105,329
5.00%, 2/15/2030	2,165,000	2,501,368
5.00%, 2/15/2033	1,565,000	1,897,422
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2037	3,170,000	3,308,571
4.00%, 10/1/2039	1,040,000	1,064,433
4.00%, 10/1/2040	500,000	507,587
4.00%, 10/1/2046	6,125,000	6,061,755
5.00%, 10/1/2029	1,775,000	2,016,869

See accompanying notes to financial statements.
102

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2030	$ 6,000,000	$ 6,932,626
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2024	500,000	507,499
Series A-2, 5.00%, 10/1/2027	600,000	653,526
Rockwall Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2047	1,450,000	1,586,123
Round Rock Independent School District, General Obligation, TX:
Series A, 4.00%, 8/1/2032 (a)	500,000	531,590
5.00%, 8/1/2026	150,000	159,261
Series A, 5.00%, 8/1/2031 (a)	610,000	692,189
Series B, 5.00%, 8/1/2031 (a)	480,000	534,363
Royse City Independent School District, General Obligation, TX 5.00%, 2/15/2048	1,655,000	1,841,219
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,913,391
San Antonio Independent School District, General Obligation, TX:
4.00%, 8/15/2033 (a)	1,000,000	1,068,044
4.00%, 8/15/2034 (a)	1,095,000	1,144,265
4.00%, 8/15/2040 (a)	610,000	622,498
4.00%, 8/15/2041 (a)	950,000	965,913
5.00%, 2/15/2027 (a)	510,000	521,713
San Antonio Water System Revenue, TX:
Series A, 2.63%, 5/1/2049 (b)	550,000	547,897
Series C, 4.00%, 5/15/2034	865,000	913,035
Series A, 5.00%, 5/15/2026	50,000	52,715
Series A, 5.00%, 5/15/2029	210,000	220,905
Series A, 5.00%, 5/15/2030	500,000	525,526
Series A, 5.00%, 5/15/2042	2,065,000	2,266,223
Series C, 5.00%, 5/15/2030	160,000	169,828
San Jacinto Community College District, General Obligation, TX 4.00%, 2/15/2046	500,000	497,361
Southwest Independent School District, General Obligation, TX 3.00%, 2/1/2039 (a)	1,000,000	916,065
State of Texas, General Obligation, TX:
Series A, 4.00%, 10/1/2033	130,000	135,740
Series A, 5.00%, 10/1/2026	120,000	127,735
Series A, 5.00%, 10/1/2030	105,000	113,300
Series B, 5.00%, 10/1/2033	360,000	387,025
Security Description	Principal Amount	Value
Tarrant County College District, General Obligation, TX 2.00%, 8/15/2036	$ 1,700,000	$ 1,401,428
Tarrant County Hospital District, General Obligation, TX:
4.00%, 8/15/2043	2,850,000	2,891,673
4.25%, 8/15/2048	2,500,000	2,526,534
5.25%, 8/15/2048	9,740,000	10,843,289
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	497,543
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2025	250,000	256,362
Texas A&M University Revenue, TX:
Series A, 3.00%, 5/15/2038	2,655,000	2,448,466
Series A, 3.00%, 5/15/2039	2,050,000	1,862,059
Series A, 3.00%, 5/15/2040	750,000	668,015
Series C, 5.00%, 5/15/2025	220,000	226,724
Series E, 5.00%, 5/15/2027	160,000	173,812
Texas Public Finance Authority Revenue, TX 4.00%, 2/1/2039	2,000,000	2,038,635
Texas State University System Revenue, TX:
Series A, 4.00%, 3/15/2034	620,000	647,223
Series A, 5.00%, 3/15/2026	465,000	488,322
Series A, 5.00%, 3/15/2029	140,000	150,731
Texas Transportation Commission State Highway Fund Revenue, TX:
5.00%, 10/1/2024	265,000	269,270
Series A, 5.00%, 10/1/2026	275,000	292,802
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	5,025,000	4,754,044
3.00%, 10/15/2039	775,000	708,129
Series A, 3.00%, 10/15/2034	800,000	794,281
Series A, 3.00%, 10/15/2039	600,000	548,057
4.00%, 8/1/2036	150,000	154,156
4.00%, 10/15/2036	800,000	854,540
4.00%, 8/1/2037	1,150,000	1,209,088
4.00%, 8/1/2038	2,240,000	2,335,438
4.00%, 10/15/2044	2,000,000	2,030,544
4.00%, 10/15/2045	5,745,000	5,806,282
Series A, 4.00%, 10/15/2037	1,180,000	1,219,277
Series A, 4.00%, 10/15/2044	2,635,000	2,665,963
Series A, 4.70%, 10/15/2041	1,430,000	1,583,149
5.00%, 4/15/2026	135,000	142,342
5.00%, 8/1/2026	500,000	531,257
5.00%, 4/15/2029	340,000	360,815
5.00%, 10/15/2030	1,390,000	1,615,640
5.00%, 10/15/2032	2,385,000	2,863,366
Series A, 5.00%, 4/15/2027	120,000	129,651

See accompanying notes to financial statements.
103

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/15/2028	$ 2,500,000	$ 2,798,098
Series A, 5.00%, 10/15/2029	2,500,000	2,855,826
Series A, 5.00%, 10/15/2030	3,000,000	3,486,993
Series B, 5.00%, 4/15/2024	925,000	930,448
Series B, 5.00%, 10/15/2026	500,000	534,161
Series B, 5.00%, 4/15/2029	500,000	556,718
Series B, 5.00%, 4/15/2030	610,000	678,416
Tomball Independent School District, General Obligation, TX 5.00%, 2/15/2025 (a)	115,000	117,859
Trinity River Authority Central Regional Wastewater System Revenue, TX:
3.00%, 8/1/2032	530,000	527,096
5.00%, 8/1/2025	335,000	346,744
5.00%, 8/1/2030	100,000	107,933
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	445,543
Series A, 3.00%, 2/15/2041	500,000	444,993
Series A, 4.00%, 2/15/2025	265,000	268,693
Series A, 5.00%, 2/15/2025	380,000	389,446
Series A, 5.00%, 2/15/2029	500,000	562,759
University of North Texas System Revenue, TX:
Series A, 5.00%, 4/15/2025	200,000	205,397
Series A, 5.00%, 4/15/2030	120,000	128,522
Series A, 5.00%, 4/15/2031	115,000	123,094
Via Metropolitan Transit Revenue, TX:
5.00%, 7/15/2025	180,000	185,923
5.00%, 7/15/2026	280,000	295,888
5.00%, 7/15/2028	505,000	539,172
Waller Consolidated Independent School District, General Obligation, TX 3.00%, 2/15/2040 (a)	915,000	821,069
		452,381,887
UTAH — 0.7%
Central Utah Water Conservancy District Revenue, UT Series B, 5.00%, 10/1/2027	155,000	169,525
City of Salt Lake City Public Utilities Revenue, UT 5.00%, 2/1/2042	2,335,000	2,526,692
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2034	3,135,000	3,752,552
Series A, 5.00%, 7/1/2045	1,075,000	1,193,909
Series A, 5.25%, 7/1/2045	5,000,000	5,708,932
State of Utah, General Obligation, UT:
5.00%, 7/1/2025	5,000,000	5,176,277
5.00%, 7/1/2028	925,000	1,032,157
Security Description	Principal Amount	Value
5.00%, 7/1/2031	$ 655,000	$ 738,232
University of Utah Revenue, UT:
Series A, 4.00%, 8/1/2039	800,000	829,801
Series B, 5.25%, 8/1/2048	6,000,000	6,887,450
		28,015,527
VERMONT — 0.1%
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	2,000,000	2,297,903
VIRGINIA — 2.1%
Chesterfield County Economic Development Authority Revenue, VA Series F, 2.00%, 4/1/2041	525,000	383,141
City of Alexandria, General Obligation, VA:
4.00%, 12/15/2048	5,000,000	5,105,511
5.00%, 12/15/2040	2,700,000	3,179,867
City of Richmond Public Utility Revenue, VA:
Series A, 4.00%, 1/15/2036	300,000	306,406
Series A, 5.00%, 1/15/2024	760,000	760,517
County of Arlington, General Obligation, VA:
4.00%, 6/15/2033	700,000	746,755
Series A, 4.00%, 8/1/2035	900,000	976,537
Series A, 4.00%, 8/1/2038	4,190,000	4,406,539
County of Fairfax Sewer Revenue, VA:
Series A, 4.00%, 7/15/2040	1,610,000	1,685,551
Series A, 5.00%, 7/15/2046	865,000	960,029
County of Fairfax, General Obligation, VA:
Series A, 4.00%, 10/1/2026	5,000,000	5,202,780
Series A, 4.00%, 10/1/2037	13,760,000	14,792,014
Series A, 5.00%, 10/1/2034	695,000	800,971
Series A, 5.00%, 10/1/2037	610,000	676,987
County of Loudoun, General Obligation, VA:
Series A, 4.00%, 12/1/2038	3,500,000	3,693,803
Series A, 5.00%, 12/1/2025	4,550,000	4,754,036
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 4.00%, 7/1/2045	885,000	893,038
Loudoun County Economic Development Authority Revenue, VA:
Series A, 2.00%, 12/1/2038	2,000,000	1,559,116
Series A, 4.00%, 12/1/2031	4,950,000	5,320,047
Virginia College Building Authority Revenue, VA:
Series A, 3.00%, 2/1/2036	3,500,000	3,431,283
Series A, 3.00%, 2/1/2038	1,000,000	928,855
Series A, 4.00%, 2/1/2036	1,220,000	1,290,980
Series A, 4.00%, 2/1/2037	3,390,000	3,551,154

See accompanying notes to financial statements.
104

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 2/1/2040	$ 680,000	$ 700,463
Series A, 5.00%, 2/1/2026	825,000	867,379
Series A, 5.00%, 2/1/2027	500,000	539,084
Series A, 5.00%, 9/1/2028	60,000	63,699
Series C, 5.00%, 2/1/2024	320,000	320,509
Series C, 5.00%, 2/1/2028	500,000	552,354
Series D, 5.00%, 2/1/2024	210,000	210,334
Series E, 5.00%, 2/1/2025	155,000	158,791
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2037	1,515,000	1,405,825
3.00%, 5/15/2041	300,000	260,986
3.25%, 5/15/2043	1,100,000	979,670
4.00%, 5/15/2038	340,000	349,443
5.00%, 3/15/2032	130,000	140,854
Series A, 5.00%, 5/15/2032	585,000	635,831
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2034	820,000	877,613
Series A, 4.00%, 8/1/2035	260,000	276,286
Series A, 4.00%, 8/1/2038	750,000	784,669
Series A, 4.00%, 8/1/2040	810,000	837,918
Series A, 4.00%, 8/1/2042	3,000,000	3,099,333
Series A, 5.00%, 8/1/2025	100,000	103,632
Series A, 5.00%, 8/1/2029	150,000	163,682
Series B, 5.00%, 8/1/2026	1,000,000	1,063,287
Series B, 5.00%, 8/1/2028	755,000	844,137
Series B, 5.00%, 8/1/2030	200,000	231,328
Virginia Public School Authority Revenue, VA 5.00%, 8/1/2025	175,000	181,383
Virginia Resources Authority Revenue, VA 5.00%, 11/1/2045	80,000	83,279
		81,137,686
WASHINGTON — 4.3%
Auburn School District No. 408 of King & Pierce Counties, General Obligation, WA:
3.00%, 12/1/2037	525,000	486,011
3.00%, 12/1/2038	615,000	559,292
4.00%, 12/1/2036	720,000	739,672
5.00%, 12/1/2029	150,000	164,259
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2046	1,080,000	1,089,779
Series S-1, 5.00%, 11/1/2027	85,000	88,484
Series S-1, 5.00%, 11/1/2028	1,405,000	1,576,885
Series S-1, 5.00%, 11/1/2035	440,000	463,784
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	200,000	214,028
Security Description	Principal Amount	Value
Clark County School District No. 114 Evergreen, General Obligation, WA:
5.00%, 12/1/2030	$ 1,390,000	$ 1,605,858
5.00%, 12/1/2032	500,000	575,562
Clark County School District No. 37 Vancouver, General Obligation, WA 4.00%, 12/1/2034	570,000	604,361
County of King Sewer Revenue, WA:
Series B, 0.88%, 1/1/2042 (b)	850,000	786,789
5.00%, 7/1/2042	200,000	210,704
County of King, General Obligation, WA:
5.00%, 7/1/2025	170,000	173,794
5.00%, 7/1/2027	160,000	163,370
5.00%, 7/1/2029	560,000	571,707
Series E, 5.00%, 12/1/2028	225,000	234,618
Series E, 5.00%, 12/1/2029	305,000	317,864
Energy Northwest Revenue, WA:
Series A, 4.00%, 7/1/2042	3,090,000	3,160,080
Series A, 5.00%, 7/1/2025	385,000	397,885
Series A, 5.00%, 7/1/2027	885,000	943,583
Series A, 5.00%, 7/1/2028	560,000	607,471
Series A, 5.00%, 7/1/2030	625,000	723,837
Series A, 5.00%, 7/1/2033	3,365,000	3,920,415
Series A, 5.00%, 7/1/2036	1,750,000	2,087,957
Series A, 5.00%, 7/1/2037	1,285,000	1,443,633
Series A, 5.00%, 7/1/2039	1,345,000	1,558,871
Series A, 5.00%, 7/1/2040	11,460,000	12,940,355
Series C, 5.00%, 7/1/2027	125,000	125,995
Franklin County School District No. 1 Pasco, General Obligation, WA 5.00%, 12/1/2030	535,000	582,934
King County Housing Authority Revenue, WA 3.50%, 5/1/2038	500,000	476,442
King County School District No. 210 Federal Way, General Obligation, WA 5.00%, 12/1/2032	500,000	568,901
King County School District No. 401 Highline, General Obligation, WA:
3.13%, 12/1/2032	470,000	470,540
5.00%, 12/1/2040	3,250,000	3,743,032
5.00%, 12/1/2041	4,000,000	4,586,772
King County School District No. 405 Bellevue, General Obligation, WA:
5.00%, 12/1/2026	130,000	139,286
5.00%, 12/1/2029	300,000	320,482

See accompanying notes to financial statements.
105

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
King County School District No. 411 Issaquah, General Obligation, WA:
5.00%, 12/1/2028	$ 100,000	$ 106,682
5.00%, 12/1/2031	100,000	108,882
5.00%, 12/1/2032	300,000	325,947
King County School District No. 414 Lake Washington, General Obligation, WA 4.00%, 12/1/2026	110,000	113,476
North Thurston Public Schools, General Obligation, WA 4.00%, 12/1/2034	1,045,000	1,116,741
Pierce County School District No. 10 Tacoma, General Obligation, WA 5.00%, 12/1/2027	120,000	125,153
Pierce County School District No. 3 Puyallup, General Obligation, WA 5.00%, 12/1/2030	495,000	533,678
Port of Tacoma, General Obligation, WA:
Series A, 5.00%, 12/1/2031	295,000	313,859
Series A, 5.00%, 12/1/2032	360,000	382,391
Spokane County School District No. 81 Spokane, General Obligation, WA 5.00%, 12/1/2038	10,000,000	11,508,443
State of Washington, General Obligation, WA:
Series R, 4.00%, 7/1/2026	2,000,000	2,073,815
Series R, 4.00%, 8/1/2035	800,000	863,111
5.00%, 6/1/2029	1,650,000	1,875,344
5.00%, 6/1/2030	1,240,000	1,436,210
5.00%, 6/1/2040	2,280,000	2,535,233
Series 2017-A, 5.00%, 8/1/2031	330,000	348,496
Series 2017-A, 5.00%, 8/1/2034	300,000	316,125
Series 2020-A, 5.00%, 8/1/2036	585,000	654,476
Series 2024-A, 5.00%, 8/1/2029	3,000,000	3,421,420
Series 2024-A, 5.00%, 8/1/2037	5,000,000	5,931,504
Series A, 5.00%, 2/1/2027	2,055,000	2,213,729
Series A, 5.00%, 8/1/2027	110,000	120,016
Series A, 5.00%, 8/1/2029	1,000,000	1,140,473
Series A, 5.00%, 8/1/2040	4,450,000	5,002,056
Series A, 5.00%, 8/1/2043	590,000	651,394
Series A, 5.00%, 8/1/2044	515,000	566,818
Series A1, 5.00%, 8/1/2034	300,000	308,827
Series A-1, 5.00%, 8/1/2031	5,395,000	6,384,473
Series A-2, 5.00%, 8/1/2043	4,280,000	4,822,722
Series A-3, 5.00%, 8/1/2044	14,000,000	15,720,327
Series A-3, 5.00%, 8/1/2046	10,020,000	11,163,900
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2024	$ 115,000	$ 116,186
Series B, 5.00%, 1/1/2026	730,000	764,522
Series B, 5.00%, 7/1/2031	355,000	370,589
Series B, 5.00%, 7/1/2033	285,000	297,402
Series B, 5.00%, 6/1/2039	1,015,000	1,112,627
Series C, 5.00%, 2/1/2027	500,000	538,775
Series C, 5.00%, 2/1/2029	500,000	564,362
Series C, 5.00%, 2/1/2032	105,000	109,781
Series C, 5.00%, 2/1/2034	770,000	843,664
Series C, 5.00%, 2/1/2035	450,000	459,027
Series C, 5.00%, 2/1/2039	1,030,000	1,123,378
Series C, 5.00%, 2/1/2041	2,575,000	2,877,237
Series C, 5.00%, 2/1/2043	550,000	617,955
Series D, 5.00%, 2/1/2029	250,000	261,796
Series D, 5.00%, 6/1/2036	690,000	763,100
Series E, 5.00%, 7/1/2024	175,000	176,805
Series E, 5.00%, 7/1/2026	65,000	66,414
Series E, 5.00%, 6/1/2037	750,000	861,958
Series E, 5.00%, 6/1/2043	1,000,000	1,114,872
Series F, 5.00%, 6/1/2039	4,975,000	5,629,078
Series F, 5.00%, 6/1/2044	3,190,000	3,543,533
Series R, 5.00%, 7/1/2027	550,000	598,840
Series R, 5.00%, 2/1/2028	6,000,000	6,615,939
Series R, 5.00%, 8/1/2030	1,050,000	1,220,017
Series RA, 5.00%, 8/1/2027	500,000	529,305
Series RC, 5.00%, 8/1/2025	135,000	139,903
Series RC, 5.00%, 8/1/2033	255,000	274,813
Series RD, 5.00%, 7/1/2025	750,000	775,659
Series RD, 5.00%, 8/1/2029	290,000	313,975
Series RH, 5.00%, 7/1/2026	110,000	112,393
University of Washington Revenue, WA Series C, 5.00%, 4/1/2034	745,000	849,631
		165,254,549
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV:
Series A, 5.00%, 6/1/2026	130,000	137,462
Series A, 5.00%, 6/1/2027	1,085,000	1,176,274
Series A, 5.00%, 12/1/2029	525,000	595,795
Series A, 5.00%, 12/1/2032	705,000	796,052
Series A, 5.00%, 6/1/2034	575,000	648,013
Series A, 5.00%, 6/1/2044	500,000	541,794
West Virginia Parkways Authority Revenue, WV:
5.00%, 6/1/2039	565,000	637,113
5.00%, 6/1/2040	750,000	840,972
		5,373,475
WISCONSIN — 1.1%
City of Madison, General Obligation, WI:
Series A, 4.00%, 10/1/2025	690,000	705,977
Series A, 4.00%, 10/1/2032	5,925,000	6,398,422

See accompanying notes to financial statements.
106

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Public Finance Authority Revenue, WI 5.00%, 3/1/2029	$ 300,000	$ 311,259
State of Wisconsin Environmental Improvement Fund Revenue, WI Series A, 5.00%, 6/1/2037	750,000	839,715
State of Wisconsin Revenue, WI Series B, 5.00%, 5/1/2033	115,000	121,446
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2040	2,000,000	2,037,213
Series A, 4.00%, 5/1/2041	3,025,000	3,064,317
Series 1, 5.00%, 5/1/2025	85,000	87,572
Series 1, 5.00%, 11/1/2028	205,000	221,167
Series 3, 5.00%, 11/1/2031	530,000	571,929
Series 4, 5.00%, 5/1/2036	6,000,000	7,109,871
Series A, 5.00%, 5/1/2026	500,000	528,143
Series A, 5.00%, 5/1/2027	945,000	971,223
Series B, 5.00%, 5/1/2026	5,900,000	6,232,091
Series B, 5.00%, 5/1/2027	6,070,000	6,581,421
Series B, 5.00%, 5/1/2028	3,000,000	3,334,070
Series B, 5.00%, 5/1/2037	605,000	676,766
Wisconsin Department of Transportation Revenue, WI:
Series A, 3.00%, 7/1/2040	675,000	609,888
Series A, 3.00%, 7/1/2041	805,000	709,007
Series A, 4.00%, 7/1/2038	750,000	785,603
Series 1, 5.00%, 7/1/2024	205,000	207,246
		42,104,346
WYOMING — 0.0% (d)
University of Wyoming Revenue, WY Series C, AGM, 4.00%, 6/1/2044 (a)	735,000	735,377
Wyoming Community Development Authority Revenue, WY Series 2, 2.10%, 12/1/2035	500,000	422,777
		1,158,154
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,759,275,015)		3,784,970,740

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (e) (f) (Cost $28,470,488)	28,470,488	$ 28,470,488
TOTAL INVESTMENTS — 100.2% (Cost $3,787,745,503)		3,813,441,228
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(7,263,685)
NET ASSETS — 100.0%		$ 3,806,177,543
(a)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	1.6%
Assured Guaranty Municipal Corp.	1.2%
Build America Mutual Assurance Company	0.3%
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,784,970,740	$—	$3,784,970,740
Short-Term Investment	28,470,488	—	—	28,470,488
TOTAL INVESTMENTS	$28,470,488	$3,784,970,740	$—	$3,813,441,228
See accompanying notes to financial statements.
107

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,196,143	$26,196,143	$578,962,803	$576,688,458	$—	$—	28,470,488	$28,470,488	$1,000,239

See accompanying notes to financial statements.
108

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.4%
ALABAMA — 0.2%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2025	$ 670,000	$ 698,680
Series A, 5.00%, 11/1/2026	4,980,000	5,327,986
Series A, 5.00%, 11/1/2028	1,470,000	1,647,694
University of Alabama Revenue, AL Series A, 5.00%, 7/1/2024	725,000	732,122
		8,406,482
ALASKA — 0.2%
Alaska Municipal Bond Bank Authority Revenue, AK 5.00%, 12/1/2027	1,945,000	2,105,752
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,676,702
Series A, 5.00%, 6/30/2028	2,885,000	3,180,101
		6,962,555
ARIZONA — 1.3%
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,890,215
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	2,850,000	3,246,426
City of Phoenix Civic Improvement Corp. Revenue, AZ 5.00%, 7/1/2028	1,250,000	1,391,978
Gilbert Water Resource Municipal Property Corp. Revenue, AZ:
5.00%, 7/15/2026	4,750,000	5,038,717
5.00%, 7/15/2027	4,500,000	4,896,362
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2026	3,200,000	3,378,350
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	4,067,240
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation, AZ Series D, 5.00%, 7/1/2024	700,000	707,014
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2025	2,000,000	2,043,904
Series A, 5.00%, 1/1/2026	8,350,000	8,744,876
Security Description	Principal Amount	Value
State of Arizona Lottery Revenue, AZ 5.00%, 7/1/2026	$ 5,000,000	$ 5,279,911
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2027	3,000,000	3,281,130
		48,966,123
CALIFORNIA — 20.7%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,963,285
Series A, 5.00%, 12/1/2028	3,000,000	3,391,528
Bay Area Toll Authority Revenue, CA:
Series A, 2.63%, 4/1/2045 (a)	425,000	416,227
Series B, 2.85%, 4/1/2047 (a)	480,000	476,343
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (a)	5,600,000	5,617,889
5.00%, 10/1/2025	6,100,000	6,366,881
5.00%, 10/1/2028	4,000,000	4,520,872
California State Public Works Board Revenue, CA:
Series A, 5.00%, 8/1/2025	3,065,000	3,174,378
Series A, 5.00%, 2/1/2026	25,020,000	26,305,227
Series B, 5.00%, 5/1/2026	2,100,000	2,222,606
Series B, 5.00%, 12/1/2027	13,150,000	14,467,537
Series B, 5.00%, 12/1/2028	5,950,000	6,705,835
Series C, 5.00%, 11/1/2024	13,805,000	14,049,345
Series C, 5.00%, 11/1/2026	5,000,000	5,355,051
Series C, 5.00%, 11/1/2028	2,500,000	2,811,931
California State University Revenue, CA Series B-2, 0.55%, 11/1/2049 (a)	4,000,000	3,613,801
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	34,030,000	34,795,699
City of Long Beach Harbor Revenue, CA Series A, 5.00%, 5/15/2025	7,700,000	7,955,317
City of Los Angeles Department of Airports Revenue, CA:
Series B, 5.00%, 5/15/2026	2,385,000	2,528,050
Series C, 5.00%, 5/15/2024	600,000	604,914
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,597,151
Series A, 5.00%, 2/1/2028	1,780,000	1,978,851
City of Los Angeles Wastewater System Revenue, CA Series B, 5.00%, 6/1/2027	2,695,000	2,939,275

See accompanying notes to financial statements.
109

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of San Francisco Public Utilities Commission Water Revenue, CA Series C, 5.00%, 11/1/2028	$ 1,000,000	$ 1,133,095
East Side Union High School District, General Obligation, CA Series C, 2.00%, 8/1/2025	10,000,000	9,819,949
Los Angeles Community College District, General Obligation, CA:
Series A-1, 5.00%, 8/1/2027	10,000,000	10,946,531
Series D, 5.00%, 8/1/2028	8,250,000	9,269,863
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2025	6,900,000	7,130,162
Series A, 5.00%, 7/1/2025	4,080,000	4,229,933
Series A, 5.00%, 7/1/2026	4,280,000	4,559,089
Series A, 5.00%, 6/1/2027	5,375,000	5,867,742
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	2,720,000	2,977,819
Series A, 5.00%, 7/1/2028	10,000,000	11,240,371
Series A, 5.00%, 7/1/2027	2,000,000	2,189,573
Series B, 5.00%, 7/1/2024	18,400,000	18,609,784
Series C, 5.00%, 7/1/2026	4,570,000	4,858,227
Series C, 5.00%, 7/1/2027	1,080,000	1,182,369
Series D, 5.00%, 7/1/2026	4,000,000	4,252,277
Series D, 5.00%, 7/1/2027	3,250,000	3,558,056
Series D, 5.00%, 7/1/2028	2,505,000	2,815,713
Series E, 5.00%, 7/1/2027	1,875,000	2,052,725
Series E, 5.00%, 7/1/2028	1,500,000	1,686,056
Los Angeles Department of Water & Power Water System Revenue, CA Series D, 5.00%, 7/1/2027	590,000	645,924
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,852,282
Series A, 5.00%, 7/1/2024	11,615,000	11,747,426
Series A, 5.00%, 7/1/2025	5,465,000	5,665,829
Series A, 5.00%, 7/1/2026	13,000,000	13,831,418
Series C, 5.00%, 7/1/2027	3,075,000	3,362,126
Series QRR, 5.00%, 7/1/2027	4,000,000	4,373,497
Series RYRR, 5.00%, 7/1/2025	6,480,000	6,718,129
Series RYRR, 5.00%, 7/1/2026	2,820,000	3,000,354
Los Rios Community College District, General Obligation, CA Series E, 3.00%, 8/1/2024	1,000,000	1,000,566
Security Description	Principal Amount	Value
Marin Community College District, General Obligation, CA Series B, 4.00%, 8/1/2040	$ 500,000	$ 525,850
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2026	4,000,000	4,033,063
Series B, 3.00%, 7/1/2027	6,735,000	6,799,985
Series A, 5.00%, 10/1/2027	1,250,000	1,374,679
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2025	1,100,000	1,133,290
Series A, 5.00%, 5/1/2026	1,400,000	1,480,432
Series A, 5.00%, 5/1/2027	1,550,000	1,683,186
Series A, 5.00%, 5/1/2029	1,625,000	1,854,238
Series C, 5.00%, 11/1/2026	9,470,000	10,150,527
Orange County Transportation Authority Revenue, CA 5.00%, 10/15/2024	37,730,000	38,398,945
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	9,383,880
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2028	4,125,000	4,608,824
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2026	2,250,000	2,387,673
San Diego Unified School District, General Obligation, CA Series G, 5.00%, 7/1/2028	8,000,000	8,999,613
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 5.00%, 10/1/2027	7,000,000	7,695,556
Series A, 5.00%, 10/1/2028	7,000,000	7,914,906
Series B, 5.00%, 10/1/2028	12,320,000	13,930,235
San Francisco Unified School District, General Obligation, CA:
4.00%, 6/15/2025	7,740,000	7,906,692
5.00%, 6/15/2027	5,000,000	5,457,046
San Juan Unified School District, General Obligation, CA:
3.00%, 8/1/2024	5,045,000	5,048,719
3.00%, 8/1/2025	2,500,000	2,512,105
San Mateo Foster City Public Financing Authority Revenue, CA Series B, 5.00%, 8/1/2025	4,905,000	5,093,173
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.00%, 6/1/2025	2,220,000	2,295,617

See accompanying notes to financial statements.
110

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	$ 1,250,000	$ 1,367,865
Southern California Public Power Authority Revenue, CA Series 1, 5.00%, 7/1/2026	750,000	799,470
State of California Department of Water Resources Revenue, CA:
Series BD, 5.00%, 12/1/2025	800,000	838,320
Series BD, 5.00%, 12/1/2026	670,000	720,400
State of California, General Obligation, CA:
3.00%, 3/1/2026	8,000,000	8,082,865
4.00%, 10/1/2024	35,500,000	35,833,504
4.00%, 10/1/2025	8,750,000	8,964,668
4.00%, 3/1/2027	8,995,000	9,412,154
4.00%, 3/1/2028	8,000,000	8,510,082
5.00%, 8/1/2024	10,000,000	10,128,570
5.00%, 9/1/2024	10,000,000	10,147,629
5.00%, 10/1/2024	5,500,000	5,591,887
5.00%, 10/1/2025	1,600,000	1,666,371
5.00%, 11/1/2025	29,165,000	30,440,074
5.00%, 12/1/2025	13,000,000	13,597,847
5.00%, 9/1/2026	6,150,000	6,548,794
5.00%, 11/1/2026	3,050,000	3,262,260
5.00%, 12/1/2026	17,500,000	18,760,194
5.00%, 10/1/2027	41,590,000	45,487,391
5.00%, 11/1/2027	3,500,000	3,835,863
5.00%, 12/1/2027	3,000,000	3,294,681
5.00%, 9/1/2028	17,500,000	19,572,147
5.00%, 10/1/2028	7,660,000	8,583,878
Series A, 5.00%, 11/1/2026	2,910,000	3,112,517
Series A, 5.00%, 11/1/2027	5,645,000	6,186,699
Series B, 5.00%, 10/1/2026	37,220,000	39,721,351
University of California Revenue, CA:
Series BE, 5.00%, 5/15/2027	1,090,000	1,189,648
Series BH, 5.00%, 5/15/2027	1,465,000	1,598,930
Series BN, 5.00%, 5/15/2028	23,980,000	26,876,873
		808,236,044
COLORADO — 1.8%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO 5.00%, 12/1/2027	1,505,000	1,652,832
City & County of Denver, Certificate Participation, CO:
5.00%, 12/1/2025	8,375,000	8,740,984
5.00%, 12/1/2026	4,700,000	5,026,137
5.00%, 12/1/2027	5,250,000	5,745,115
5.00%, 12/1/2028	3,000,000	3,354,434
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	5,000,000	5,316,436
Security Description	Principal Amount	Value
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	$ 2,500,000	$ 2,742,562
Series B, 5.00%, 11/15/2028	2,000,000	2,246,756
Series C, 5.00%, 11/15/2027	1,000,000	1,097,025
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO 5.00%, 12/15/2027	5,010,000	5,503,476
Pueblo City Schools, General Obligation, CO 5.00%, 12/15/2025	4,225,000	4,407,411
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	4,500,000	4,931,824
State of Colorado, Certificate Participation, CO:
Series A, 5.00%, 12/15/2024	750,000	765,173
Series A, 5.00%, 12/15/2025	3,250,000	3,395,363
Series A, 5.00%, 12/15/2027	1,750,000	1,920,292
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,152,707
Series A, 4.00%, 6/1/2028	3,500,000	3,737,840
Weld County School District No. 6 Greeley, General Obligation, CO 5.00%, 12/1/2027	3,070,000	3,371,557
Weld County School District No. RE-4, General Obligation, CO 5.00%, 12/1/2028	1,325,000	1,486,761
		68,594,685
CONNECTICUT — 5.2%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,147,793
5.00%, 4/1/2028	2,850,000	3,130,716
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A-4, 1.10%, 7/1/2049 (a)	10,000,000	9,719,278
Series U-1, 1.10%, 7/1/2033 (a)	2,815,000	2,735,977
Series A, 2.80%, 7/1/2048 (a)	23,560,000	23,577,305
Series S, 5.00%, 7/1/2027	6,000,000	6,549,673
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 1/1/2024	655,000	655,000
Series A, 5.00%, 5/1/2025	750,000	771,507
Series A, 5.00%, 7/1/2027	2,500,000	2,714,990
Series A, 5.00%, 7/1/2028	10,000,000	11,113,250
Series B, 5.00%, 10/1/2025	1,075,000	1,116,227
Series B, 5.00%, 7/1/2027	3,500,000	3,800,986
Series B, 5.00%, 10/1/2028	1,300,000	1,453,071
Series C, 5.00%, 1/1/2026	500,000	523,247

See accompanying notes to financial statements.
111

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 11/1/2027	$ 2,045,000	$ 2,238,883
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2026	5,000,000	5,020,016
Series 2021-A, 4.00%, 1/15/2026	6,650,000	6,827,084
Series A, 4.00%, 1/15/2027	7,595,000	7,908,775
Series B, 4.00%, 6/1/2026	7,445,000	7,683,425
Series C, 4.00%, 6/1/2028	3,840,000	4,081,056
Series A, 5.00%, 4/15/2026	12,895,000	13,590,444
Series A, 5.00%, 1/15/2027	1,000,000	1,073,945
Series A, 5.00%, 1/15/2028 (b)	3,365,000	3,698,037
Series A, 5.00%, 1/15/2029 (b)	1,355,000	1,523,196
Series B, 5.00%, 8/1/2028	1,500,000	1,670,185
Series C, 5.00%, 3/1/2028 (b)	4,770,000	5,257,544
Series C, 5.00%, 3/1/2029 (b)	2,500,000	2,817,626
Series D, 5.00%, 7/15/2026	11,945,000	12,671,048
Series D, 5.00%, 9/15/2026	2,500,000	2,663,538
Series D, 5.00%, 7/15/2027	2,000,000	2,174,036
Series D, 5.00%, 9/15/2027	3,680,000	4,016,390
Series E, 5.00%, 11/15/2025	7,000,000	7,293,936
Series E, 5.00%, 11/15/2026	5,510,000	5,896,571
Series E, 5.00%, 11/15/2027	3,925,000	4,301,254
Series F, 5.00%, 9/15/2025	6,065,000	6,294,060
Series F, 5.00%, 9/15/2026	1,550,000	1,651,394
Series G, 5.00%, 11/15/2024	10,000,000	10,180,713
Town of Greenwich, General Obligation, CT:
5.00%, 1/15/2025	2,000,000	2,046,770
5.00%, 1/15/2027	5,130,000	5,543,708
University of Connecticut Revenue, CT:
Series A, 5.00%, 2/15/2026	2,670,000	2,802,170
Series A, 5.00%, 8/15/2028	3,300,000	3,671,596
		204,606,420
DELAWARE — 0.5%
State of Delaware, General Obligation, DE:
5.00%, 3/1/2024	880,000	882,999
5.00%, 2/1/2026	7,425,000	7,797,149
5.00%, 2/1/2028	1,500,000	1,658,293
Series A, 5.00%, 10/1/2024	3,500,000	3,557,693
Series A, 5.00%, 1/1/2025	3,265,000	3,338,290
University of Delaware Revenue, DE 5.00%, 11/1/2025	555,000	578,758
		17,813,182
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Income Tax Revenue, DC:
Series A, 5.00%, 3/1/2024	780,000	782,607
Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2026	$ 9,340,000	$ 9,823,178
Series C, 5.00%, 10/1/2026	5,000,000	5,340,145
Series C, 5.00%, 12/1/2026	3,845,000	4,125,247
Series C, 5.00%, 12/1/2027	7,250,000	7,973,546
District of Columbia Water & Sewer Authority Revenue, DC Series C, VRN, 1.75%, 10/1/2054 (a)	8,250,000	8,105,415
District of Columbia, General Obligation, DC:
Series D, 4.00%, 2/1/2026	2,200,000	2,260,149
Series D, 4.00%, 2/1/2027	1,350,000	1,410,354
Series A, 5.00%, 1/1/2028	2,300,000	2,533,925
Series B, 5.00%, 6/1/2028	6,000,000	6,676,240
Series A, 5.00%, 10/15/2026	5,000,000	5,345,795
Series D, 5.00%, 6/1/2024	505,000	509,412
Series E, 5.00%, 2/1/2025	525,000	537,613
Series E, 5.00%, 2/1/2028	2,235,000	2,467,186
Metropolitan Washington Airports Authority Aviation Revenue, DC Series B, 5.00%, 10/1/2024	2,000,000	2,031,481
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2025	2,635,000	2,724,923
Series A, 5.00%, 7/15/2027	4,500,000	4,893,175
Series A, 5.00%, 7/15/2028	2,255,000	2,511,369
		70,051,760
FLORIDA — 2.5%
Alachua County School Board, Certificate Participation, FL AGM, 5.00%, 7/1/2026 (c)	325,000	341,747
Central Florida Expressway Authority Revenue, FL AGM, 5.00%, 7/1/2026 (c)	500,000	528,487
City of Jacksonville Revenue, FL:
Series A, 5.00%, 10/1/2024	5,750,000	5,842,217
Series A, 5.00%, 10/1/2028	1,000,000	1,116,795
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,638,174
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2024	500,000	502,518
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2027	1,030,000	1,115,338
Lee County School Board, Certificate Participation, FL Series A, 5.00%, 8/1/2026	620,000	656,367
Okaloosa County School Board, Certificate Participation, FL Series A, 5.00%, 10/1/2026	1,750,000	1,861,372

See accompanying notes to financial statements.
112

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2026	$ 1,525,000	$ 1,624,976
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,952,282
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,664,284
Series A, 5.00%, 7/1/2029	2,120,000	2,396,181
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2027	1,800,000	1,959,839
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2024	9,775,000	9,859,992
Series A, 5.00%, 6/1/2025	10,861,000	11,209,524
Series A, 5.00%, 7/1/2027	10,135,000	11,038,543
Series A, 5.00%, 6/1/2028	19,365,000	21,564,777
Series B, 5.00%, 6/1/2027	12,170,000	13,222,939
Series C, 5.00%, 6/1/2024	2,940,000	2,965,563
Volusia County School Board, Certificate Participation, FL COPs, 5.00%, 8/1/2024	4,500,000	4,550,597
		97,612,512
GEORGIA — 2.5%
Athens-Clarke County Unified Government, General Obligation, GA 5.00%, 12/1/2026	7,395,000	7,923,212
City of Atlanta Airport Passenger Facility Charge Revenue, GA Series F, 5.00%, 7/1/2024	4,320,000	4,365,205
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2026	5,735,000	6,070,301
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,154,377
City of Columbus, General Obligation, GA 5.00%, 1/1/2025	2,900,000	2,961,651
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	15,195,000	16,607,503
Georgia Ports Authority Revenue, GA:
5.00%, 7/1/2026	3,140,000	3,327,490
5.00%, 7/1/2027	1,035,000	1,125,093
Henry County School District, General Obligation, GA:
4.00%, 8/1/2026	2,500,000	2,591,067
4.00%, 8/1/2028	2,630,000	2,813,760
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	2,500,000	2,783,956
Security Description	Principal Amount	Value
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2025	$ 8,000,000	$ 8,315,538
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	18,000,000	18,979,187
Series A, 5.00%, 7/1/2027	5,000,000	5,447,510
Series A-1, 5.00%, 7/1/2026	12,500,000	13,268,196
		97,734,046
HAWAII — 1.1%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	3,950,000	4,219,307
Series A, 5.00%, 11/1/2027	3,000,000	3,284,426
Series B, 5.00%, 3/1/2025	13,780,000	14,135,481
Series D, 5.00%, 8/1/2025	4,825,000	4,996,427
Series E, 5.00%, 3/1/2026	650,000	682,504
Series E, 5.00%, 3/1/2027	2,500,000	2,693,085
Series E, 5.00%, 3/1/2028	10,125,000	11,173,597
		41,184,827
IDAHO — 0.1%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,901,674
Series A, 5.00%, 8/15/2028	1,650,000	1,835,035
		3,736,709
ILLINOIS — 1.8%
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,403,835
Illinois Finance Authority Revenue, IL:
5.00%, 1/1/2025	2,895,000	2,952,252
5.00%, 7/1/2025	4,995,000	5,149,557
5.00%, 1/1/2026	4,685,000	4,898,172
5.00%, 7/1/2026	2,045,000	2,165,071
5.00%, 7/1/2027	4,400,000	4,764,549
Series A, 5.00%, 10/1/2025	5,500,000	5,716,663
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2027	5,565,000	5,962,602
Series A, 5.00%, 1/1/2028	2,915,000	3,195,130
Series A, 5.00%, 1/1/2028 (b)	1,575,000	1,726,256
Series A, 5.00%, 1/1/2029 (b)	1,670,000	1,869,873
Series B, 5.00%, 1/1/2026	2,040,000	2,131,202
Series B, 5.00%, 1/1/2028	1,830,000	2,005,862
Series C, 5.00%, 1/1/2026	1,985,000	2,073,744
Series C, 5.00%, 1/1/2028	3,245,000	3,556,843
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2024	3,075,000	3,125,261

See accompanying notes to financial statements.
113

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2027	$ 5,000,000	$ 5,327,440
Series A, 5.00%, 1/1/2028	6,090,000	6,599,334
Series A, 5.00%, 1/1/2029	2,795,000	3,104,686
University of Illinois Revenue, IL Series A, 5.00%, 4/1/2028	1,700,000	1,866,008
		69,594,340
INDIANA — 0.4%
Indiana Finance Authority Revenue, IN:
Series 1, 5.00%, 10/1/2024	500,000	507,610
Series A, 5.00%, 6/1/2024	545,000	549,626
Series A, 5.00%, 2/1/2026	1,000,000	1,047,426
Series A, 5.00%, 2/1/2027	4,200,000	4,506,304
Series E, 5.00%, 2/1/2025	6,785,000	6,947,283
Series E, 5.00%, 2/1/2027	1,925,000	2,070,720
		15,628,969
IOWA — 0.0% (d)
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2027	1,750,000	1,909,338
KANSAS — 0.3%
Johnson County Public Building Commission Revenue, KS Series A, 5.00%, 9/1/2025	9,495,000	9,823,948
Kansas Development Finance Authority Revenue, KS Series B, 5.00%, 5/1/2025	2,000,000	2,054,710
		11,878,658
KENTUCKY — 0.1%
Kentucky State Property & Building Commission Revenue, KY Series A, AGM, 5.00%, 11/1/2025 (c)	2,000,000	2,080,513
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 4/1/2027	1,610,000	1,738,359
		3,818,872
LOUISIANA — 0.8%
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,581,421
5.00%, 9/1/2028	3,305,000	3,687,045
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 3/1/2025	7,830,000	8,028,364
Series A, 5.00%, 2/1/2028	2,000,000	2,201,220
Series A, 5.00%, 4/1/2028	8,750,000	9,667,540
Series A, 5.00%, 2/1/2029	2,000,000	2,252,337
		32,417,927
Security Description	Principal Amount	Value
MAINE — 0.2%
State of Maine, General Obligation, ME:
Series B, 5.00%, 6/1/2024	$ 700,000	$ 705,798
Series B, 5.00%, 6/1/2025	3,000,000	3,092,051
Series B, 5.00%, 6/1/2026	2,990,000	3,161,634
		6,959,483
MARYLAND — 3.8%
County of Harford, General Obligation, MD Series B, 5.00%, 7/1/2025	6,115,000	6,330,587
County of Montgomery, General Obligation, MD:
Series B, 4.00%, 11/1/2024	815,000	823,144
Series B, 4.00%, 11/1/2025	11,000,000	11,277,786
Series A, 5.00%, 8/1/2026	15,500,000	16,484,951
Series A, 5.00%, 8/1/2027	13,500,000	14,734,035
Series A, 5.00%, 8/1/2028	11,775,000	13,170,626
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/15/2024	4,860,000	4,916,010
Series A, 5.00%, 7/15/2025	4,350,000	4,501,108
Series A, 5.00%, 8/1/2027	7,790,000	8,502,084
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	1,300,000	1,395,479
State of Maryland Department of Transportation Revenue, MD:
5.00%, 10/1/2025	12,000,000	12,483,154
5.00%, 10/1/2026	1,445,000	1,543,699
5.00%, 10/1/2027	1,865,000	2,043,980
Series 2022-A, 5.00%, 12/1/2027	2,190,000	2,410,285
Series 2022-B, 5.00%, 12/1/2027	3,700,000	4,072,170
Series A, 5.00%, 10/1/2026	7,415,000	7,921,473
Series B, 5.00%, 12/1/2026	15,615,000	16,757,676
State of Maryland, General Obligation, MD:
Series A, 5.00%, 8/1/2026	16,210,000	17,240,067
Series A, 5.00%, 8/1/2027	2,000,000	2,182,820
		148,791,134
MASSACHUSETTS — 3.4%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,508,719
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 9/1/2026	20,940,000	22,325,740
Series A, 5.00%, 3/1/2028	4,345,000	4,811,357
Series A, 5.00%, 5/1/2028	2,000,000	2,223,586
Series B, 5.00%, 7/1/2024	5,555,000	5,614,497
Series B, 5.00%, 11/1/2025	8,580,000	8,951,978
Series B, 5.00%, 10/1/2027	7,835,000	8,589,861

See accompanying notes to financial statements.
114

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 11/1/2028	$ 5,000,000	$ 5,626,299
Series E, 5.00%, 11/1/2026	4,015,000	4,300,106
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	13,620,000	13,772,071
Series A-1, 5.00%, 7/1/2028	1,000,000	1,115,846
Series B-1, 5.00%, 7/1/2025	2,500,000	2,585,902
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2025	3,500,000	3,585,594
5.00%, 2/1/2026	3,530,000	3,709,861
5.00%, 8/1/2026	935,000	995,864
5.00%, 2/1/2027	1,000,000	1,079,713
5.00%, 2/1/2028	3,875,000	4,291,896
5.00%, 2/1/2029	2,300,000	2,610,230
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2025	7,900,000	8,247,236
Series A, 5.00%, 10/15/2027	1,670,000	1,837,798
Series FF, 5.00%, 10/1/2027	2,145,000	2,341,980
Series FF, 5.00%, 10/1/2028	1,000,000	1,120,133
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2049	11,300,000	11,881,395
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, MA Series A, 5.00%, 1/1/2024	500,000	500,000
Massachusetts Water Resources Authority Revenue, MA Series B, 5.00%, 8/1/2025	175,000	181,218
University of Massachusetts Building Authority Revenue, MA Series 2021-1, 5.00%, 11/1/2025	4,000,000	4,169,767
		131,978,647
MICHIGAN — 0.7%
Birmingham City School District, General Obligation, MI:
5.00%, 5/1/2027	1,675,000	1,799,978
5.00%, 5/1/2028	1,250,000	1,378,341
Brighton Area School District, General Obligation, MI Series A, 5.00%, 5/1/2025	2,000,000	2,057,351
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 4/15/2026	1,000,000	1,053,703
Series II, 5.00%, 10/15/2027	3,500,000	3,830,340
Series II, 5.00%, 10/15/2028	2,800,000	3,137,911
Security Description	Principal Amount	Value
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	$ 2,400,000	$ 2,641,876
Series A, 5.00%, 8/15/2028	3,750,000	4,174,003
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2028	3,500,000	3,947,299
Series A, 5.00%, 11/15/2024	1,000,000	1,018,762
University of Michigan Revenue, MI:
Series A, 5.00%, 4/1/2024	825,000	829,237
Series A, 5.00%, 4/1/2025	2,505,000	2,574,989
		28,443,790
MINNESOTA — 1.7%
City of Minneapolis, General Obligation, MN 3.00%, 12/1/2025	8,740,000	8,761,023
County of Hennepin, General Obligation, MN Series B, 5.00%, 12/15/2025	890,000	930,499
State of Minnesota, General Obligation, MN:
Series E, 3.00%, 8/1/2026	630,000	633,093
Series A, 5.00%, 8/1/2024	600,000	607,611
Series A, 5.00%, 8/1/2025	12,845,000	13,313,492
Series A, 5.00%, 8/1/2026	520,000	552,641
Series A, 5.00%, 8/1/2027	1,845,000	2,011,662
Series B, 5.00%, 9/1/2026	13,500,000	14,378,996
Series B, 5.00%, 8/1/2027	6,000,000	6,541,989
Series D, 5.00%, 8/1/2027	18,110,000	19,745,903
		67,476,909
MISSOURI — 0.7%
Liberty Public School District No. 53, General Obligation, MO 5.00%, 3/1/2028	1,735,000	1,906,733
Missouri Highway & Transportation Commission Revenue, MO:
Series A, 5.00%, 5/1/2025	10,000,000	10,282,791
Series A, 5.00%, 11/1/2026	10,465,000	11,196,259
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2025	3,760,000	3,902,894
		27,288,677
NEBRASKA — 0.2%
Omaha Public Power District Revenue, NE:
Series B, 5.00%, 2/1/2026	1,500,000	1,573,625
Series B, 5.00%, 2/1/2027	3,000,000	3,228,945
Series B, 5.00%, 2/1/2028	1,600,000	1,764,251
		6,566,821
NEVADA — 0.6%
County of Clark Revenue, NV Series C, 5.00%, 7/1/2025	5,950,000	6,141,172

See accompanying notes to financial statements.
115

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2025	$ 1,150,000	$ 1,199,817
Las Vegas Valley Water District, General Obligation, NV:
Series A, 5.00%, 6/1/2024	600,000	604,970
Series B, 5.00%, 6/1/2025	1,010,000	1,040,424
Series C, 5.00%, 6/1/2026	14,340,000	15,163,153
		24,149,536
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH BAM, 5.00%, 7/1/2027 (c)	2,370,000	2,568,013
NEW JERSEY — 1.0%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	7,500,000	7,542,453
Hudson County Improvement Authority Revenue, NJ:
4.00%, 10/1/2024	650,000	654,811
4.00%, 10/1/2025	535,000	546,193
New Jersey Educational Facilities Authority Revenue, NJ Series A, 5.00%, 3/1/2027	26,370,000	28,523,757
		37,267,214
NEW MEXICO — 0.9%
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2026	5,000,000	5,298,552
Series A, 5.00%, 7/1/2027	26,935,000	29,251,299
		34,549,851
NEW YORK — 16.8%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,970,554
Series B, 5.00%, 11/1/2028	4,000,000	4,512,762
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,675,606
Series 1, 5.00%, 9/1/2028	3,305,000	3,691,689
Series A-1, 5.00%, 8/1/2025	16,825,000	17,438,653
Series A-1, 5.00%, 8/1/2026	17,000,000	18,045,218
Series A-1, 5.00%, 9/1/2027	12,160,000	13,258,933
Series A-1, 5.00%, 8/1/2028	1,065,000	1,187,300
Series B1, 5.00%, 10/1/2025	1,065,000	1,108,436
Series B1, 5.00%, 11/1/2026	18,060,000	19,296,416
Series B-1, 5.00%, 8/1/2027	12,000,000	13,058,140
Series B-1, 5.00%, 10/1/2028	1,305,000	1,460,527
Series C, 5.00%, 8/1/2025	1,210,000	1,254,132
Series C, 5.00%, 8/1/2026	6,860,000	7,281,776
Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2027	$ 30,305,000	$ 32,977,243
Series C1, 5.00%, 8/1/2026	3,065,000	3,253,447
Series C1, 5.00%, 8/1/2028	2,100,000	2,341,155
Series E, 5.00%, 8/1/2024	10,000,000	10,124,533
Series E, 5.00%, 8/1/2025	2,250,000	2,332,064
Series F-1, 5.00%, 8/1/2027	3,740,000	4,069,787
Series F-1, 5.00%, 8/1/2028	1,600,000	1,783,737
Series J10, 5.00%, 8/1/2026	4,040,000	4,288,393
County of Westchester, General Obligation, NY:
Series A, 5.00%, 10/15/2025	8,240,000	8,584,552
Series A, 5.00%, 10/15/2026	8,655,000	9,277,749
Series D, 5.00%, 12/15/2024	600,000	612,593
Erie County Industrial Development Agency Revenue, NY Series A, 5.00%, 5/1/2026	1,000,000	1,055,124
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2025	1,000,000	1,033,170
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2, 5.00%, 6/15/2028	500,000	535,700
Series CC-2, 5.00%, 6/15/2025	8,905,000	9,206,051
Series CC-2, 5.00%, 6/15/2026	2,000,000	2,036,635
Series CC-2, 5.00%, 6/15/2027	1,750,000	1,827,292
Series DD, 5.00%, 6/15/2026	35,360,000	37,523,438
Series FF, 5.00%, 6/15/2025	750,000	775,355
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, 5.00%, 7/15/2026	1,300,000	1,379,017
Series S1A, 5.00%, 7/15/2027	1,000,000	1,087,372
Series S3A, 5.00%, 7/15/2024	570,000	576,084
Series S3A, 5.00%, 7/15/2026	1,050,000	1,113,822
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2027	3,955,000	4,329,968
Series A, 5.00%, 11/1/2025	6,295,000	6,564,468
Series A, 5.00%, 11/1/2026	8,325,000	8,897,297
Series A, 5.00%, 5/1/2027	4,370,000	4,726,523
Series A, 5.00%, 11/1/2027	4,550,000	4,981,379
Series A-1, 5.00%, 11/1/2025	9,725,000	10,141,294
Series A-1, 5.00%, 11/1/2026	9,075,000	9,698,855
Series A-1, 5.00%, 11/1/2027	1,245,000	1,363,037
Series A-1, 5.00%, 11/1/2028	7,335,000	8,232,349

See accompanying notes to financial statements.
116

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2025	$ 1,095,000	$ 1,141,873
Series C, 5.00%, 2/1/2028	1,140,000	1,257,028
Series C-1, 5.00%, 11/1/2027	2,895,000	3,169,471
Series D1, 5.00%, 11/1/2026	3,375,000	3,607,012
Series D-1, 5.00%, 11/1/2026	2,490,000	2,661,174
Series DS, 5.00%, 11/1/2025	1,500,000	1,564,210
Series E-1, 5.00%, 11/1/2027	8,050,000	8,813,208
Series E-1, 5.00%, 11/1/2028	2,725,000	3,058,371
Series F-1, 5.00%, 2/1/2025	1,015,000	1,039,277
Series F-1, 5.00%, 11/1/2025	9,500,000	9,906,663
Series F-1, 5.00%, 11/1/2026	3,875,000	4,141,385
New York City Transitional Finance Authority Revenue, NY:
Series B, 5.00%, 5/1/2027	2,570,000	2,779,671
Series B, 5.00%, 5/1/2028	4,000,000	4,436,713
Series D-1, 5.00%, 11/1/2028 (b)	3,820,000	4,287,331
Series D-1, 5.00%, 11/1/2029 (b)	6,000,000	6,870,604
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 2/15/2024	5,000	5,012
Series A, 5.00%, 3/15/2024	7,000,000	7,028,377
Series A, 5.00%, 7/1/2024	650,000	657,090
Series A, 5.00%, 10/1/2024	1,575,000	1,597,688
Series A, 5.00%, 9/15/2025	9,000,000	9,362,797
Series A, AGM, 5.00%, 10/1/2025 (c)	1,200,000	1,247,685
Series A, 5.00%, 3/15/2026	3,520,000	3,705,047
Series A, 5.00%, 7/1/2026	2,635,000	2,801,544
Series A, 5.00%, 3/15/2027	2,210,000	2,378,557
Series A, BAM, 5.00%, 10/1/2027 (c)	3,600,000	3,933,298
Series A, 5.00%, 3/15/2028	6,000,000	6,640,080
Series A, AGM, 5.00%, 10/1/2028 (c)	13,840,000	15,469,623
Series A-1, 5.00%, 3/15/2028	7,725,000	8,536,056
Series C, 5.00%, 3/15/2025	5,920,000	6,082,696
Series D, 5.00%, 2/15/2027	920,000	986,760
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2024	1,985,000	2,004,700
Series A, 5.00%, 6/15/2025	2,590,000	2,678,685
Series A, 5.00%, 6/15/2027	3,750,000	4,091,480
Series B, 5.00%, 6/15/2026	720,000	764,759
Series B, 5.00%, 6/15/2027	6,000,000	6,546,367
Series B, 5.00%, 6/15/2028	2,455,000	2,746,401
New York State Thruway Authority Revenue, NY:
Series A, 5.00%, 3/15/2026	20,175,000	21,244,473
Series A, 5.00%, 3/15/2027	17,955,000	19,352,341
New York State Urban Development Corp. Revenue, NY:
Series A, 5.00%, 3/15/2026	5,000,000	5,263,949
Security Description	Principal Amount	Value
Series B, 5.00%, 3/15/2029	$ 6,205,000	$ 7,018,291
Series E, 5.00%, 3/15/2026	30,000,000	31,570,509
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	3,750,000	3,971,829
Series 243, 5.00%, 12/1/2028	6,820,000	7,672,836
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,667,010
Series B, 5.00%, 3/15/2028	1,525,000	1,694,794
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	27,725,000	29,198,026
Series A, 5.00%, 11/15/2027	14,500,000	15,956,268
Series A, 5.00%, 11/15/2028	9,750,000	10,986,208
Series B, 5.00%, 5/15/2027	10,000,000	10,870,052
Series B, 5.00%, 11/15/2028	13,335,000	14,838,291
Series E, 5.00%, 11/15/2027	2,800,000	3,048,749
Series F, 5.00%, 11/1/2026	2,425,000	2,597,200
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,302,236
Series 1, 5.00%, 12/15/2028	3,970,000	4,267,447
		654,488,827
NORTH CAROLINA — 1.6%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,240,415
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2026	2,100,000	2,228,533
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,111,375
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,683,786
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2025	1,280,000	1,328,152
5.00%, 9/1/2026	2,070,000	2,206,434
5.00%, 9/1/2027	1,300,000	1,421,785
5.00%, 9/1/2028	1,675,000	1,877,270
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	5,840,000	6,477,601
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2027	525,000	569,524
Series A, 5.00%, 6/1/2028	1,255,000	1,394,775
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2027	10,000,000	10,936,812
County of Wake Revenue, NC 5.00%, 3/1/2026	650,000	683,065

See accompanying notes to financial statements.
117

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	$ 5,000,000	$ 5,561,147
State of North Carolina Revenue, NC Series B, 5.00%, 5/1/2026	4,465,000	4,712,165
State of North Carolina, General Obligation, NC:
Series A, 5.00%, 6/1/2025	10,000,000	10,327,933
Series A, 5.00%, 6/1/2026	3,000,000	3,177,269
Series A, 5.00%, 6/1/2027	2,000,000	2,173,724
Series B, 5.00%, 6/1/2025	1,215,000	1,254,844
		63,366,609
OHIO — 2.3%
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2025	3,285,000	3,350,479
City of Columbus, General Obligation, OH:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,026,420
Series A, 5.00%, 4/1/2024	6,050,000	6,081,968
Series A, 5.00%, 4/1/2026	9,000,000	9,485,954
Series A, 5.00%, 4/1/2028	1,095,000	1,214,496
Series A, 5.00%, 8/15/2028	6,865,000	7,682,643
County of Cuyahoga Revenue, OH Series D, 5.00%, 12/1/2025	7,000,000	7,292,582
Ohio State University Revenue, OH:
Series A, 5.00%, 12/1/2024	7,000,000	7,141,688
Series A, 5.00%, 12/1/2025	8,500,000	8,853,663
Series A, 5.00%, 12/1/2026	2,600,000	2,781,173
Series A, 5.00%, 12/1/2028	1,000,000	1,121,098
Ohio Water Development Authority Revenue, OH:
5.00%, 6/1/2024	500,000	504,348
5.00%, 12/1/2025	670,000	700,173
State of Ohio Revenue, OH:
Series 1-A, 5.00%, 12/15/2026	1,000,000	1,071,083
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,097,310
Series A, 5.00%, 2/1/2027	3,435,000	3,685,513
State of Ohio, General Obligation, OH:
Series A, 5.00%, 6/15/2025	2,195,000	2,269,524
Series A, 5.00%, 5/1/2026	2,125,000	2,244,609
Series A, 5.00%, 9/1/2028	4,000,000	4,464,257
Series A, 5.00%, 3/15/2029	1,365,000	1,541,768
Series A, 5.00%, 9/1/2029	3,200,000	3,648,396
Series B, 5.00%, 8/1/2025	5,000,000	5,186,282
Series Y, 5.00%, 5/1/2025	750,000	773,095
Series Y, 5.00%, 5/1/2026	1,250,000	1,320,358
Series Y, 5.00%, 5/1/2027	750,000	811,938
Security Description	Principal Amount	Value
Series Y, 5.00%, 5/1/2028	$ 1,000,000	$ 1,107,439
		90,458,257
OKLAHOMA — 0.5%
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2025	3,900,000	4,018,941
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,587,681
Oklahoma State University Revenue, OK Series A, 5.00%, 9/1/2025	800,000	830,360
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2026	4,250,000	4,454,370
Series D, 5.00%, 1/1/2024	505,000	505,000
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2028	2,210,000	2,444,569
Tulsa Public Facilities Authority Revenue, OK 5.00%, 6/1/2024	500,000	503,977
		21,344,898
OREGON — 1.1%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 12/1/2028	14,615,000	16,435,361
Multnomah County School District No. 1 Portland, General Obligation, OR 5.00%, 6/15/2027	13,955,000	15,153,150
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2027	645,000	699,344
Series A, 5.00%, 5/1/2028	1,000,000	1,111,357
Series A, 5.00%, 5/1/2024	6,000,000	6,042,230
Series A, 5.00%, 5/1/2027	5,050,000	5,475,481
		44,916,923
PENNSYLVANIA — 1.8%
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 7/15/2025	7,000,000	7,246,371
5.00%, 10/1/2025	3,135,000	3,262,315
5.00%, 10/1/2027	10,000,000	10,914,574
5.00%, 9/1/2028	10,000,000	11,123,255
Series 1, 5.00%, 1/1/2024	605,000	605,000
Series 1ST, 5.00%, 5/15/2025	9,245,000	9,531,356
Series 1ST, 5.00%, 5/15/2026	5,035,000	5,315,536
Series 1ST, 5.00%, 5/15/2027	3,300,000	3,569,284

See accompanying notes to financial statements.
118

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-1, 5.00%, 5/1/2025	$ 9,950,000	$ 10,248,486
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA 5.00%, 2/15/2029	6,815,000	7,650,526
		69,466,703
SOUTH CAROLINA — 0.7%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,523,265
County of Richland, General Obligation, SC:
Series A, 5.00%, 3/1/2025	2,900,000	2,975,483
Series A, 5.00%, 3/1/2027	1,000,000	1,080,086
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,766,760
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	11,480,000	12,377,550
		25,723,144
TENNESSEE — 0.7%
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Series A, 5.00%, 7/1/2026	1,500,000	1,589,565
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series B, 4.00%, 1/1/2027	4,000,000	4,171,090
Series B, 4.00%, 1/1/2028	9,775,000	10,352,292
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	10,000,000	11,109,206
		27,222,153
TEXAS — 10.1%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,390,896
Arlington Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,015,000	2,223,901
Austin Independent School District, General Obligation, TX:
5.00%, 8/1/2024 (c)	5,910,000	5,981,555
5.00%, 8/1/2025 (c)	4,795,000	4,965,361
5.00%, 8/1/2026 (c)	1,250,000	1,322,039
5.00%, 8/1/2027	1,000,000	1,088,537
5.00%, 8/1/2028	1,000,000	1,112,538
Security Description	Principal Amount	Value
Bexar County Hospital District, General Obligation, TX:
5.00%, 2/15/2025	$ 2,015,000	$ 2,061,278
5.00%, 2/15/2027	1,080,000	1,157,483
Brazosport Independent School District, General Obligation, TX 5.00%, 2/15/2025 (c)	6,500,000	6,657,955
City of Austin Electric Utility Revenue, TX Series A, 5.00%, 11/15/2026	500,000	534,362
City of Austin, General Obligation, TX:
5.00%, 9/1/2026	9,105,000	9,692,986
5.00%, 9/1/2028	3,000,000	3,351,004
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2025	8,125,000	8,317,926
Series A, 5.00%, 2/15/2028	17,565,000	19,386,018
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,405,407
City of Fort Worth, General Obligation, TX:
5.00%, 3/1/2025	9,630,000	9,862,832
5.00%, 3/1/2028	5,130,000	5,644,178
City of Houston Combined Utility System Revenue, TX:
Series C, 5.00%, 11/15/2024	865,000	879,885
Series C, 5.00%, 11/15/2026	1,000,000	1,069,011
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2025	850,000	870,060
Series A, 5.00%, 3/1/2026	3,500,000	3,673,515
Series A, 5.00%, 3/1/2028	925,000	1,018,868
City of San Antonio Electric & Gas Systems Revenue, TX:
4.00%, 2/1/2026	1,040,000	1,065,039
5.00%, 2/1/2024	475,000	475,699
5.00%, 2/1/2027	3,650,000	3,918,436
Series A, 5.00%, 2/1/2026	1,000,000	1,047,426
Series C, 5.00%, 2/1/2029	1,390,000	1,562,540
Collin County Community College District, General Obligation, TX:
Series A, 5.00%, 8/15/2024	3,000,000	3,038,833
Series A, 5.00%, 8/15/2025	3,990,000	4,135,654
Series A, 5.00%, 8/15/2026	4,825,000	5,131,891
Series A, 5.00%, 8/15/2028	3,355,000	3,742,114
Comal Independent School District, General Obligation, TX:
5.00%, 2/1/2024 (c)	640,000	640,958
5.00%, 2/1/2025 (c)	3,225,000	3,298,673
5.00%, 2/1/2026 (c)	4,000,000	4,189,704

See accompanying notes to financial statements.
119

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Conroe Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2025 (c)	$ 2,000,000	$ 2,049,269
Series A, 5.00%, 2/15/2026 (c)	2,400,000	2,519,311
Series A, 5.00%, 2/15/2028 (c)	1,155,000	1,273,787
County of Collin, General Obligation, TX 5.00%, 2/15/2028	1,450,000	1,593,147
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,405,000	2,671,369
Series A, 5.00%, 8/15/2027	2,225,000	2,418,648
Series A, 5.00%, 8/15/2028	2,100,000	2,332,588
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2025	10,000,000	10,402,628
Series A, 5.00%, 10/1/2026	2,390,000	2,546,683
County of Williamson, General Obligation, TX:
4.00%, 2/15/2026	4,250,000	4,364,556
5.00%, 2/15/2024	800,000	801,918
5.00%, 2/15/2025	530,000	543,115
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2028 (c)	2,805,000	3,090,007
Series A, 5.00%, 2/15/2025 (c)	7,000,000	7,168,547
Series A, 5.00%, 2/15/2026 (c)	9,910,000	10,396,380
Series A, 5.00%, 2/15/2028	6,000,000	6,609,641
Dallas College, General Obligation, TX:
5.00%, 2/15/2027	3,020,000	3,245,113
5.00%, 2/15/2028	2,500,000	2,749,893
Dallas Independent School District, General Obligation, TX:
Series A, 4.00%, 2/15/2026 (c)	14,660,000	15,073,459
Series B, 5.00%, 2/15/2025 (c)	11,945,000	12,239,260
Del Valle Independent School District, General Obligation, TX 5.00%, 6/15/2027 (c)	2,500,000	2,705,154
Denton Independent School District, General Obligation, TX:
5.00%, 8/15/2025 (c)	1,625,000	1,684,582
5.00%, 8/15/2027	2,250,000	2,448,266
Security Description	Principal Amount	Value
Dripping Springs Independent School District, General Obligation, TX:
5.00%, 2/15/2028	$ 1,250,000	$ 1,379,074
5.00%, 2/15/2029	1,250,000	1,411,399
Fort Bend Independent School District, General Obligation, TX:
Series B, 0.72%, 8/1/2051 (a) (c)	2,525,000	2,381,358
5.00%, 8/15/2024 (c)	2,250,000	2,278,156
5.00%, 8/15/2025 (c)	3,990,000	4,131,158
Series A, 5.00%, 8/15/2027 (c)	2,100,000	2,284,288
Frisco Independent School District, General Obligation, TX 3.00%, 2/15/2026 (c)	6,100,000	6,098,583
Garland Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2028	2,100,000	2,314,242
Series A, 5.00%, 2/15/2029	3,000,000	3,382,723
Harris County Flood Control District Revenue, TX Series A, 5.00%, 10/1/2024	3,500,000	3,553,013
Hays Consolidated Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2026 (c)	1,055,000	1,059,710
5.00%, 2/15/2028	1,000,000	1,102,846
Houston Independent School District, General Obligation, TX 5.00%, 2/15/2024 (c)	4,165,000	4,174,937
Irving Independent School District, General Obligation, TX 5.00%, 2/15/2027	1,615,000	1,734,881
Katy Independent School District, General Obligation, TX:
Series B, 5.00%, 2/15/2025 (c)	4,260,000	4,365,892
Series B, 5.00%, 2/15/2026 (c)	1,415,000	1,484,149
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2027	4,460,000	4,781,321
Series A, 5.00%, 1/1/2028	955,000	1,046,775
Series A, 5.00%, 1/1/2029	1,225,000	1,371,080
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	9,085,000	9,894,935
5.00%, 7/1/2028	7,540,000	8,410,060

See accompanying notes to financial statements.
120

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pflugerville Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2026	$ 3,000,000	$ 3,147,239
Plano Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,350,000	2,597,524
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,616,650
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2025	2,000,000	2,077,049
Series A-2, 5.00%, 10/1/2026	2,900,000	3,087,734
Series A-2, 5.00%, 10/1/2027	3,155,000	3,436,459
Round Rock Independent School District, General Obligation, TX:
Series A, 5.00%, 8/1/2024 (c)	8,505,000	8,608,954
Series A, 5.00%, 8/1/2025 (c)	3,480,000	3,604,735
Series A, 5.00%, 8/1/2028 (c)	1,015,000	1,130,158
San Antonio Water System Revenue, TX:
Series A, 2.00%, 5/15/2025	500,000	490,279
Series A, 2.63%, 5/1/2049 (a)	28,750,000	28,640,086
Spring Branch Independent School District, General Obligation, TX 5.00%, 2/1/2027 (c)	1,725,000	1,855,048
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	3,250,000	3,541,093
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,194,382
5.00%, 5/15/2028	1,540,000	1,712,423
Texas Public Finance Authority Revenue, TX Series A, 5.00%, 2/1/2026	1,605,000	1,682,116
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2026	1,005,000	1,055,407
Series A, 5.00%, 3/15/2028	1,500,000	1,654,327
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2024	7,570,000	7,663,399
5.00%, 8/1/2025	1,870,000	1,937,616
5.00%, 8/1/2026	3,000,000	3,187,541
5.00%, 8/1/2027	1,050,000	1,142,587
Series A, 5.00%, 4/15/2026	2,000,000	2,108,775
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	3,158,060
		395,812,104
Security Description	Principal Amount	Value
UTAH — 0.9%
Alpine School District, General Obligation, UT:
2.00%, 3/15/2025	$ 600,000	$ 589,350
5.00%, 3/15/2024	525,000	527,229
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,614,881
Series A, 5.00%, 7/1/2028	3,750,000	4,167,469
Nebo School District, General Obligation, UT 5.00%, 7/1/2027	12,000,000	13,044,555
State of Utah, General Obligation, UT:
5.00%, 7/1/2025	910,000	942,082
5.00%, 7/1/2026	2,000,000	2,121,913
Series B, 5.00%, 7/1/2025	8,315,000	8,608,149
		36,615,628
VIRGINIA — 2.4%
County of Fairfax, General Obligation, VA:
Series A, 4.00%, 10/1/2025	6,045,000	6,188,097
Series A, 4.00%, 10/1/2026	8,090,000	8,418,099
Series A, 4.00%, 10/1/2027	1,590,000	1,682,944
Series A, 4.00%, 10/1/2028	12,765,000	13,722,145
County of Loudoun, General Obligation, VA:
Series A, 5.00%, 12/1/2024	3,000,000	3,060,178
Series A, 5.00%, 12/1/2026	9,295,000	9,967,054
Series A, 5.00%, 12/1/2027	9,295,000	10,226,293
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,688,381
Virginia College Building Authority Revenue, VA Series A, 5.00%, 2/1/2027	13,025,000	14,043,125
Virginia Public Building Authority Revenue, VA:
Series A, 5.00%, 8/1/2025	500,000	518,158
Series A, 5.00%, 8/1/2027	11,880,000	12,961,678
Series B, 5.00%, 8/1/2024	7,500,000	7,593,832
		94,069,984
WASHINGTON — 4.3%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,753,537
Chelan County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 7/1/2025	2,390,000	2,471,767
City of Seattle Drainage & Wastewater Revenue, WA:
5.00%, 9/1/2026	9,295,000	9,892,783
5.00%, 9/1/2027	12,615,000	13,745,799

See accompanying notes to financial statements.
121

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of King Sewer Revenue, WA Series B, 5.00%, 7/1/2025	$ 725,000	$ 748,186
County of King, General Obligation, WA:
Series A, 4.00%, 1/1/2026	5,250,000	5,396,819
Series A, 4.00%, 1/1/2027	7,000,000	7,315,897
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2026	4,000,000	4,238,841
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA Series A, 5.00%, 1/1/2028	1,000,000	1,096,499
King County School District No. 412 Shoreline, General Obligation, WA Series A, 4.00%, 12/1/2026	3,645,000	3,802,500
Pierce County School District No. 10 Tacoma, General Obligation, WA Series B, 5.00%, 12/1/2025	9,005,000	9,393,372
Port of Seattle Revenue, WA Series A, 5.00%, 8/1/2027	2,500,000	2,709,718
Snohomish County School District No. 6 Mukilteo, General Obligation, WA 5.00%, 12/1/2026	10,685,000	11,432,656
State of Washington, General Obligation, WA:
Series R, 4.00%, 7/1/2026	3,500,000	3,629,176
Series R, 4.00%, 7/1/2027	1,375,000	1,446,492
Series A, 5.00%, 1/1/2025	9,960,000	10,178,640
Series A, 5.00%, 8/1/2025	13,275,000	13,757,087
Series A, 5.00%, 8/1/2028	3,555,000	3,966,515
Series B, 5.00%, 1/1/2025	7,000,000	7,153,663
Series B, 5.00%, 2/1/2025	8,270,000	8,467,801
Series B, 5.00%, 2/1/2026	13,930,000	14,619,513
Series B, 5.00%, 2/1/2027	5,000,000	5,386,202
Series B, 5.00%, 2/1/2028	5,200,000	5,733,814
Series C, 5.00%, 2/1/2025	3,000,000	3,071,754
Series C, 5.00%, 2/1/2028	4,000,000	4,410,626
Series R, 5.00%, 6/1/2028	9,755,000	10,841,460
		166,661,117
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2024	5,430,000	5,538,430
WISCONSIN — 1.5%
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,743,181
State of Wisconsin, General Obligation, WI:
Series 1, 5.00%, 5/1/2027	18,465,000	20,020,747
Security Description	Principal Amount	Value
Series 1, 5.00%, 5/1/2028	$ 1,095,000	$ 1,216,936
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,376,645
Series A, 5.00%, 5/1/2025	650,000	669,671
Series B, 5.00%, 5/1/2026	5,900,000	6,232,091
Series B, 5.00%, 5/1/2027	6,070,000	6,581,420
Series B, 5.00%, 5/1/2028	5,565,000	6,184,700
Wisconsin Department of Transportation Revenue, WI Series 1, 5.00%, 7/1/2028	4,485,000	5,014,741
		57,040,132
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,922,977,764)		3,877,918,433
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (e) (f) (Cost $2,030,588)	2,030,588	2,030,588
TOTAL INVESTMENTS — 99.5% (Cost $3,925,008,352)		3,879,949,021
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		20,833,756
NET ASSETS — 100.0%		$ 3,900,782,777
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.4%
Assured Guaranty Municipal Corp.	0.5%
Build America Assurance Company	0.1%
Build America Mutual Assurance Company	0.1%
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
VRN	Variable Rate Note

See accompanying notes to financial statements.
122

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,877,918,433	$—	$3,877,918,433
Short-Term Investment	2,030,588	—	—	2,030,588
TOTAL INVESTMENTS	$2,030,588	$3,877,918,433	$—	$3,879,949,021

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,764,422	$1,764,422	$409,583,860	$409,317,694	$—	$—	2,030,588	$2,030,588	$515,593

See accompanying notes to financial statements.
123

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 48.8%
AIRLINES — 0.9%
Southwest Airlines Co. 1.25%, 5/1/2025 (a)	$ 26,985,000	$ 27,330,948
Spirit Airlines, Inc. 1.00%, 5/15/2026	6,855,000	4,787,532
		32,118,480
AUTO MANUFACTURERS — 2.4%
Fisker, Inc. 2.50%, 9/15/2026 (b)	11,700,000	2,504,268
Ford Motor Co. Zero Coupon, 3/15/2026	37,940,000	37,774,581
Li Auto, Inc. 0.25%, 5/1/2028	14,078,000	20,678,893
Lucid Group, Inc. 1.25%, 12/15/2026 (b)	31,900,000	16,693,908
NIO, Inc.:
Zero Coupon, 2/1/2026	3,205,000	3,176,123
0.50%, 2/1/2027 (a)	9,100,000	8,339,695
		89,167,468
AUTO PARTS & EQUIPMENT — 0.1%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (b)	11,550,000	5,348,690
BIOTECHNOLOGY — 2.6%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	8,640,000	8,511,782
1.25%, 5/15/2027 (a)	9,886,000	10,188,116
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	13,700,000	11,592,392
2.50%, 3/15/2027	8,295,000	10,009,660
Guardant Health, Inc. Zero Coupon, 11/15/2027	19,333,000	13,600,959
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	13,255,000	11,439,330
Insmed, Inc. 0.75%, 6/1/2028	9,395,000	10,744,592
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026	11,120,000	11,738,828
Livongo Health, Inc. 0.88%, 6/1/2025	9,465,000	8,849,018
		96,674,677
COMMERCIAL SERVICES — 2.2%
2U, Inc. 2.25%, 5/1/2025	5,906,000	3,030,546
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	8,408,000	7,450,161
Block, Inc.:
Zero Coupon, 5/1/2026	8,710,000	7,640,499
0.13%, 3/1/2025	16,744,000	16,385,678
0.25%, 11/1/2027 (a)	9,285,000	7,612,029
Chegg, Inc. 0.13%, 3/15/2025	4,818,000	4,428,754
Security Description	Principal Amount	Value
Euronet Worldwide, Inc. 0.75%, 3/15/2049	$ 8,368,000	$ 7,854,121
Repay Holdings Corp. Zero Coupon, 2/1/2026 (b)	6,105,000	5,197,492
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (a)	10,987,000	12,282,257
Stride, Inc. 1.13%, 9/1/2027 (a)	6,868,000	8,711,920
		80,593,457
COMPUTERS — 1.8%
CyberArk Software Ltd. Zero Coupon, 11/15/2024 (a)	9,742,000	13,796,815
Insight Enterprises, Inc. 0.75%, 2/15/2025 (a)	5,789,000	15,026,739
Lumentum Holdings, Inc.:
0.25%, 3/15/2024	5,763,000	5,801,382
0.50%, 12/15/2026	17,155,000	15,264,176
Parsons Corp. 0.25%, 8/15/2025	6,420,000	9,203,905
Rapid7, Inc. 0.25%, 3/15/2027	10,170,000	9,174,865
		68,267,882
DIVERSIFIED FINANCIAL SERVICES — 0.6%
LendingTree, Inc. 0.50%, 7/15/2025	4,714,000	3,891,737
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (b)	20,352,000	17,306,934
		21,198,671
ELECTRIC — 0.3%
NRG Energy, Inc. 2.75%, 6/1/2048	9,365,000	12,065,866
ELECTRONICS — 0.2%
Itron, Inc. Zero Coupon, 3/15/2026	7,139,000	6,547,391
ENERGY-ALTERNATE SOURCES — 1.4%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	10,270,000	9,409,887
Zero Coupon, 3/1/2028 (a)	8,685,000	7,766,388
NextEra Energy Partners LP:
Zero Coupon, 6/15/2024 (b)	9,226,000	8,931,137
Zero Coupon, 11/15/2025 (b)	9,190,000	8,082,421
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025	10,305,000	9,375,695
Stem, Inc. 0.50%, 12/1/2028 (b)	5,112,000	2,642,597
Sunrun, Inc. Zero Coupon, 2/1/2026	7,325,000	5,688,449
		51,896,574

See accompanying notes to financial statements.
124

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	$ 7,880,000	$ 9,533,460
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	21,075,000	17,086,767
Live Nation Entertainment, Inc. 2.00%, 2/15/2025	7,508,000	7,945,941
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026 (a)	9,070,000	7,999,831
Vail Resorts, Inc. Zero Coupon, 1/1/2026	8,612,000	7,670,192
		50,236,191
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	18,770,000	3,526,883
HEALTH CARE PRODUCTS — 2.2%
Exact Sciences Corp.:
0.38%, 3/15/2027	8,790,000	8,530,871
0.38%, 3/1/2028 (a)	15,308,000	14,372,528
Haemonetics Corp. Zero Coupon, 3/1/2026	7,906,000	7,024,165
Insulet Corp. 0.38%, 9/1/2026	14,779,000	17,002,944
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025 (a)	9,729,000	9,153,627
Novocure Ltd. Zero Coupon, 11/1/2025	8,508,000	7,391,495
NuVasive, Inc. 0.38%, 3/15/2025	8,374,000	7,793,765
Omnicell, Inc. 0.25%, 9/15/2025	8,795,000	8,051,559
		79,320,954
HEALTH CARE SERVICES — 0.4%
Teladoc Health, Inc. 1.25%, 6/1/2027	16,646,000	13,696,329
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	7,925,000	7,769,195
HOUSEHOLD PRODUCTS — 0.2%
Beauty Health Co. 1.25%, 10/1/2026 (a) (b)	11,759,000	8,773,272
INTERNET — 13.0%
Airbnb, Inc. Zero Coupon, 3/15/2026 (a)	33,754,000	30,358,348
Booking Holdings, Inc. 0.75%, 5/1/2025	14,362,000	27,114,594
Etsy, Inc.:
0.13%, 10/1/2026 (a)	11,055,000	12,719,772
0.13%, 9/1/2027	10,165,000	8,659,462
Security Description	Principal Amount	Value
Expedia Group, Inc. Zero Coupon, 2/15/2026 (a)	$ 16,650,000	$ 15,815,002
Fiverr International Ltd. Zero Coupon, 11/1/2025	8,095,000	7,188,441
iQIYI, Inc. 4.00%, 12/15/2026	6,855,000	6,655,794
JOYY, Inc. 1.38%, 6/15/2026	6,491,000	6,283,613
Lyft, Inc. 1.50%, 5/15/2025	13,175,000	12,549,978
Magnite, Inc. 0.25%, 3/15/2026	5,228,000	4,463,719
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	9,190,000	8,274,400
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a) (b)	9,410,000	8,168,068
Okta, Inc.:
0.13%, 9/1/2025	8,805,000	8,113,631
0.38%, 6/15/2026	12,845,000	11,404,819
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (b)	6,300,000	4,865,112
Palo Alto Networks, Inc. 0.38%, 6/1/2025	32,078,000	95,103,250
PDD Holdings, Inc. Zero Coupon, 12/1/2025	12,100,000	12,497,122
Sea Ltd.:
0.25%, 9/15/2026 (a)	33,560,000	27,581,286
2.38%, 12/1/2025	17,606,000	16,760,736
Shopify, Inc. 0.13%, 11/1/2025	15,551,000	14,682,166
Snap, Inc.:
0.25%, 5/1/2025	4,383,000	4,642,298
0.75%, 8/1/2026	13,893,000	14,800,352
Spotify USA, Inc. Zero Coupon, 3/15/2026	23,720,000	20,943,100
Uber Technologies, Inc. Zero Coupon, 12/15/2025	19,131,000	19,486,645
Vnet Group, Inc. Zero Coupon, 2/1/2026	10,890,000	10,727,848
Wayfair, Inc.:
0.63%, 10/1/2025	11,133,000	10,075,031
1.00%, 8/15/2026 (a)	15,420,000	13,586,408
Wix.com Ltd. Zero Coupon, 8/15/2025	9,472,000	8,608,532
Zillow Group, Inc.:
0.75%, 9/1/2024 (a)	9,685,000	13,067,874
1.38%, 9/1/2026	9,016,000	12,264,555
2.75%, 5/15/2025 (a)	9,499,000	10,469,038
		477,930,994
INVESTMENT COMPANY SECURITY — 0.2%
ARES Capital Corp. 4.63%, 3/1/2024	6,553,000	6,782,158

See accompanying notes to financial statements.
125

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.6%
U.S. Steel Corp. 5.00%, 11/1/2026	$ 6,038,000	$ 21,948,492
LEISURE TIME — 0.7%
NCL Corp. Ltd. 5.38%, 8/1/2025	6,504,000	8,345,477
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (a)	17,050,000	13,209,658
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (b)	6,797,000	3,025,413
		24,580,548
LODGING — 0.2%
H World Group Ltd. 3.00%, 5/1/2026	8,447,000	9,081,032
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	12,229,000	14,902,259
MEDIA — 2.3%
Cable One, Inc. Zero Coupon, 3/15/2026	10,105,000	8,646,343
DISH Network Corp.:
Zero Coupon, 12/15/2025	33,000,000	20,634,570
2.38%, 3/15/2024	15,471,000	15,324,954
3.38%, 8/15/2026	48,052,000	25,841,885
Liberty Interactive LLC:
3.75%, 2/15/2030	7,990,000	2,015,238
4.00%, 11/15/2029	7,657,000	1,936,379
Liberty Media Corp. 2.75%, 12/1/2049 (b)	10,220,000	9,678,953
		84,078,322
MINING — 0.3%
MP Materials Corp. 0.25%, 4/1/2026 (a) (b)	12,480,000	11,083,363
OIL & GAS — 1.0%
EQT Corp. 1.75%, 5/1/2026 (a)	4,985,000	13,254,019
Pioneer Natural Resources Co. 0.25%, 5/15/2025	9,265,000	22,555,179
		35,809,198
PHARMACEUTICALS — 1.7%
Ascendis Pharma AS 2.25%, 4/1/2028	9,204,000	9,446,157
Dexcom, Inc. 0.25%, 11/15/2025	20,210,000	21,099,442
Jazz Investments I Ltd.:
1.50%, 8/15/2024	9,363,000	9,090,724
2.00%, 6/15/2026	17,240,000	17,386,023
Pacira BioSciences, Inc. 0.75%, 8/1/2025	5,780,000	5,339,680
		62,362,026
Security Description	Principal Amount	Value
REAL ESTATE — 0.3%
Redfin Corp.:
Zero Coupon, 10/15/2025	$ 2,495,000	$ 2,107,501
0.50%, 4/1/2027	12,295,000	7,938,144
		10,045,645
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026 (a)	12,215,000	10,962,107
RETAIL — 0.1%
National Vision Holdings, Inc. 2.50%, 5/15/2025	4,832,000	4,845,191
SEMICONDUCTORS — 1.5%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	8,125,000	10,006,425
Microchip Technology, Inc. 0.13%, 11/15/2024 (a)	10,957,000	11,948,718
ON Semiconductor Corp. Zero Coupon, 5/1/2027	13,834,000	22,641,416
Wolfspeed, Inc. 1.75%, 5/1/2026	9,010,000	10,260,949
		54,857,508
SOFTWARE — 8.9%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	19,351,000	24,611,956
0.38%, 9/1/2027 (a)	18,622,000	20,849,750
Alteryx, Inc.:
0.50%, 8/1/2024	7,170,000	6,972,897
1.00%, 8/1/2026	6,388,000	6,214,374
Bentley Systems, Inc. 0.13%, 1/15/2026	10,595,000	10,523,378
Bilibili, Inc. 1.38%, 4/1/2026	6,665,000	6,558,093
BlackLine, Inc.:
Zero Coupon, 3/15/2026	19,506,000	17,281,926
0.13%, 8/1/2024	3,879,000	3,967,014
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026	9,580,000	8,611,366
Datadog, Inc. 0.13%, 6/15/2025	12,353,000	17,329,900
Dropbox, Inc.:
Zero Coupon, 3/1/2026 (a)	11,294,000	11,114,087
Zero Coupon, 3/1/2028	11,135,000	11,200,028
Everbridge, Inc. Zero Coupon, 3/15/2026	5,082,000	4,390,187
Fastly, Inc. Zero Coupon, 3/15/2026	6,195,000	5,389,340
Five9, Inc. 0.50%, 6/1/2025	11,888,000	11,437,564
Guidewire Software, Inc. 1.25%, 3/15/2025	5,850,000	6,476,008
HubSpot, Inc. 0.38%, 6/1/2025	7,731,000	16,050,716
LivePerson, Inc. Zero Coupon, 12/15/2026	7,535,000	4,978,827

See accompanying notes to financial statements.
126

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027	$ 16,035,000	$ 13,923,511
0.75%, 12/15/2025	10,735,000	17,705,987
MongoDB, Inc. 0.25%, 1/15/2026	18,812,000	37,183,047
Pegasystems, Inc. 0.75%, 3/1/2025	8,800,000	8,172,824
RingCentral, Inc. Zero Coupon, 3/15/2026	10,047,000	8,708,941
Splunk, Inc.:
1.13%, 9/15/2025	13,896,000	15,320,896
1.13%, 6/15/2027	23,030,000	22,331,270
Tyler Technologies, Inc. 0.25%, 3/15/2026	10,135,000	10,254,897
		327,558,784
TELECOMMUNICATIONS — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	7,430,000	7,056,345
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (b)	6,895,000	5,582,744
TOTAL CORPORATE BONDS & NOTES (Cost $1,969,604,873)		1,796,668,696
	Shares
COMMON STOCKS — 0.1%
ELECTRIC UTILITIES — 0.0% (c)
Southern Co.	1	70
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	89,649
MEDIA — 0.1%
Gannett Co., Inc. (d)	1,000,000	2,300,000
TOTAL COMMON STOCKS (Cost $5,781,403)		2,389,719
CONVERTIBLE BONDS — 42.8%
AIRLINES — 0.7%
American Airlines Group, Inc.	16,337,000	18,116,426
JetBlue Airways Corp. (a)	12,240,000	8,770,694
		26,887,120
AUTO COMPONENTS — 2.5%
NIO, Inc. (b) (e)	9,380,000	9,970,096
NIO, Inc. (b) (e)	11,380,000	12,013,297
Rivian Automotive, Inc. (b) (e)	24,525,000	34,502,506
Rivian Automotive, Inc. (a) (b) (e)	29,130,000	35,949,915
		92,435,814
BANKS — 0.3%
BofA Finance LLC	9,200,000	9,970,684
Security Description	Shares	Value
BIOTECHNOLOGY — 2.0%
Alnylam Pharmaceuticals, Inc. (a)	17,416,000	$ 17,245,846
Cytokinetics, Inc.	8,838,000	15,550,019
Halozyme Therapeutics, Inc.	11,912,000	11,079,351
Ionis Pharmaceuticals, Inc. (b)	9,300,000	10,710,903
Sarepta Therapeutics, Inc. (a)	18,605,000	18,847,609
		73,433,728
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Affirm Holdings, Inc.	23,777,000	19,454,817
Marathon Digital Holdings, Inc.	5,340,000	4,556,996
Shift4 Payments, Inc.	10,783,000	10,079,409
Tetra Tech, Inc. (a) (b)	9,875,000	10,348,309
		44,439,531
COMMUNICATIONS EQUIPMENT — 0.5%
Infinera Corp.	6,775,000	6,647,766
InterDigital, Inc.	7,988,000	11,727,023
		18,374,789
ENTERTAINMENT — 0.7%
Live Nation Entertainment, Inc. (a) (b)	16,187,000	18,368,522
Marriott Vacations Worldwide Corp. (a)	9,470,000	8,407,371
		26,775,893
FINANCIAL SERVICES — 1.0%
Coinbase Global, Inc.	22,237,000	20,288,149
JPMorgan Chase Financial Co. LLC	6,485,000	8,457,413
Upstart Holdings, Inc.	9,508,000	7,035,635
		35,781,197
FOOD PRODUCTS — 0.3%
Post Holdings, Inc.	9,106,000	9,215,272
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
CONMED Corp.	13,260,000	13,232,287
Enovis Corp. (b)	7,649,000	9,198,917
Envista Holdings Corp. (a) (b)	8,080,000	7,358,456
Exact Sciences Corp. (b)	9,244,000	11,102,414
Integer Holdings Corp. (a) (b)	8,197,000	10,458,634
Lantheus Holdings, Inc. (a)	10,045,000	11,257,431
Merit Medical Systems, Inc. (b)	12,065,000	13,372,605
Repligen Corp. (b)	10,062,000	11,293,589
Shockwave Medical, Inc. (b)	12,340,000	12,057,044
TransMedics Group, Inc. (a) (b)	7,681,000	8,691,512
		108,022,889
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 6.7%
Alliant Energy Corp. (b)	9,375,000	9,321,187
Array Technologies, Inc.	7,246,000	7,116,224
CenterPoint Energy, Inc. (b)	15,600,000	15,678,000
CMS Energy Corp. (b)	13,087,000	12,968,694
Duke Energy Corp. (a) (b)	27,950,000	28,037,204
Evergy, Inc. (b)	22,725,000	23,359,482

See accompanying notes to financial statements.
127

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
FirstEnergy Corp. (b)	24,880,000	$ 24,654,587
Fluor Corp. (a) (b)	9,465,000	10,276,813
Granite Construction, Inc. (b)	5,325,000	6,768,820
NextEra Energy Partners LP (b)	8,575,000	7,767,149
Ormat Technologies, Inc.	7,480,000	7,692,806
PG&E Corp. (a) (b)	32,119,000	33,715,957
PPL Capital Funding, Inc. (b)	18,150,000	17,615,119
Southern Co. (b)	27,833,000	27,867,513
Sunnova Energy International, Inc. (a) (e)	8,199,000	5,529,816
Sunnova Energy International, Inc. (e)	10,053,000	6,708,870
		245,078,241
INTERACTIVE MEDIA & SERVICES — 3.9%
Etsy, Inc.	16,875,000	13,518,225
fuboTV, Inc.	6,430,000	4,693,257
Perficient, Inc.	7,102,000	5,889,973
Snap, Inc. (a) (e)	18,868,000	15,119,117
Snap, Inc. (e)	25,400,000	20,010,628
TechTarget, Inc.	6,203,000	5,137,387
Uber Technologies, Inc. (b)	28,710,000	31,263,755
Upwork, Inc.	6,239,000	5,309,639
Wayfair, Inc. (b) (e)	12,006,000	18,564,037
Wayfair, Inc. (e)	11,737,000	14,503,880
Ziff Davis, Inc.	9,829,000	9,290,862
		143,300,760
IT SERVICES — 3.3%
3D Systems Corp.	4,917,000	3,743,066
Lumentum Holdings, Inc. (e)	13,950,000	11,020,361
Lumentum Holdings, Inc. (b) (e)	10,575,000	10,560,935
Seagate HDD Cayman (b)	25,200,000	30,429,504
Western Digital Corp. (a) (b)	28,675,000	35,100,494
Zscaler, Inc. (a)	19,763,000	30,002,210
		120,856,570
LEISURE EQUIPMENT & PRODUCTS — 2.4%
Carnival Corp.	6,925,000	13,175,367
NCL Corp. Ltd. (e)	20,401,000	18,756,271
NCL Corp. Ltd. (e)	6,754,000	6,354,231
Royal Caribbean Cruises Ltd.	18,928,000	50,428,167
		88,714,036
MACHINERY — 1.0%
Axon Enterprise, Inc. (a)	11,965,000	15,113,231
Bloom Energy Corp. (b)	10,425,000	11,216,883
Greenbrier Cos., Inc.	6,166,000	6,051,127
John Bean Technologies Corp.	6,767,000	6,120,887
		38,502,128
MEDIA — 1.7%
Liberty Broadband Corp. (b)	20,850,000	20,639,206
Liberty Media Corp. (b) (e)	9,400,000	11,236,478
Liberty Media Corp. (b) (e)	18,950,000	20,520,955
Liberty Media Corp.-Liberty Formula One	9,279,000	9,442,125
		61,838,764
Security Description	Shares	Value
OFFICE ELECTRONICS — 0.6%
Advanced Energy Industries, Inc. (b)	9,675,000	$ 10,256,468
Vishay Intertechnology, Inc. (b)	12,375,000	12,178,361
		22,434,829
OIL, GAS & CONSUMABLE FUELS — 0.3%
Northern Oil & Gas, Inc.	8,207,000	9,673,591
PHARMACEUTICALS — 0.6%
Dexcom, Inc. (b)	20,485,000	20,989,546
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp.	6,290,000	4,963,376
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
HAT Holdings I LLC/HAT Holdings II LLC (b)	7,414,000	8,673,120
Starwood Property Trust, Inc.	5,950,000	6,443,314
Ventas Realty LP (b)	14,600,000	15,452,056
Welltower OP LLC (a) (b)	16,395,000	18,093,850
		48,662,340
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
ON Semiconductor Corp. (b)	23,800,000	25,047,834
Wolfspeed, Inc. (a) (e)	12,112,000	8,202,125
Wolfspeed, Inc. (e)	29,887,000	20,142,942
		53,392,901
SOFTWARE — 5.8%
Akamai Technologies, Inc. (b)	21,425,000	23,236,269
Bentley Systems, Inc.	9,400,000	8,423,716
Bilibili, Inc. (a)	6,767,000	6,270,776
Bill Holdings, Inc. (e)	19,570,000	18,317,716
Bill Holdings, Inc. (a) (e)	8,524,000	7,085,660
Cloudflare, Inc.	21,150,000	19,112,832
Confluent, Inc.	19,186,000	16,009,758
CSG Systems International, Inc. (b)	6,870,000	6,929,151
DigitalOcean Holdings, Inc.	24,357,000	20,127,651
Envestnet, Inc. (e)	3,540,000	3,298,253
Envestnet, Inc. (e)	11,882,000	11,809,045
Evolent Health, Inc. (b)	6,910,000	8,086,842
Jamf Holding Corp.	5,705,000	4,873,610
Nutanix, Inc.	9,569,000	9,941,043
PagerDuty, Inc. (b)	6,935,000	7,500,757
Progress Software Corp.	6,106,000	6,435,419
Unity Software, Inc.	27,871,000	23,195,918
Workiva, Inc. (b)	12,356,000	12,547,394
		213,201,810
SPECIALTY RETAIL — 0.3%
Freshpet, Inc. (b)	6,354,000	9,134,447
Vroom, Inc.	5,970,000	3,156,876
		12,291,323

See accompanying notes to financial statements.
128

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.7%
Air Transport Services Group, Inc. (b)	6,000,000	$ 5,364,360
World Kinect Corp. (b)	6,500,000	6,571,890
ZTO Express Cayman, Inc.	16,206,000	15,477,864
		27,414,114
WATER UTILITIES — 0.5%
American Water Capital Corp. (a) (b)	16,900,000	16,899,831
TOTAL CONVERTIBLE BONDS (Cost $1,597,902,124)		1,573,551,077
CONVERTIBLE FOREIGN BONDS — 0.8%
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Carnival Corp. (cost $22,347,726)	18,200,000	29,827,252
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $22,347,726)		29,827,252
PREFERRED STOCKS — 5.6%
BANKS — 3.8%
Bank of America Corp. 7.25%, 12/31/2049 (a)	52,348	63,093,998
Wells Fargo & Co. 7.50%, 12/31/2049	65,599	78,431,476
		141,525,474
ELECTRIC UTILITIES — 0.7%
NextEra Energy, Inc. 6.93%, 9/1/2025 (a)	650,444	24,794,925
FINANCIAL SERVICES — 0.9%
AMG Capital Trust II 5.15%, 10/15/2037	109,648	5,506,961
Apollo Global Management, Inc. 6.75%, 7/31/2026	488,000	27,518,320
		33,025,281
MACHINERY — 0.2%
Chart Industries, Inc. 6.75%, 12/15/2025 (a)	155,290	8,631,018
TOTAL PREFERRED STOCKS (Cost $162,074,366)		207,976,698
CONVERTIBLE PREFERRED STOCKS — 1.4%
ELECTRIC — 0.9%
AES Corp. Series A, 6.88%, 2/15/2024 (a)	172,530	13,126,082
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	364,054	8,107,483
Security Description	Shares	Value
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (f)	270,171	$ 10,324,044
		31,557,609
MEDIA — 0.1%
Paramount Global Series A, 5.75%, 4/1/2024 (a)	187,916	3,514,029
METAL FABRICATE & HARDWARE — 0.2%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	69,855	9,067,878
SOFTWARE — 0.2%
Clarivate PLC Series A, 5.25%, 6/1/2024	238,425	9,131,678
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $90,655,871)		53,271,194
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	14,337,522	14,343,257
State Street Navigator Securities Lending Portfolio II (i) (j)	154,241,981	154,241,981
TOTAL SHORT-TERM INVESTMENTS (Cost $168,585,328)		168,585,238
TOTAL INVESTMENTS — 104.1% (Cost $4,016,951,691)		3,832,269,874
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(152,344,731)
NET ASSETS — 100.0%		$ 3,679,925,143
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.0% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.

See accompanying notes to financial statements.
129

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,796,668,696	$—	$1,796,668,696
Common Stocks	2,389,719	—	—	2,389,719
Convertible Bonds	—	1,573,551,077	—	1,573,551,077
Convertible Foreign Bonds	—	29,827,252	—	29,827,252
Convertible Preferred Stocks	53,271,194	—	—	53,271,194
Preferred Stocks	202,469,737	5,506,961	—	207,976,698
Short-Term Investments	168,585,238	—	—	168,585,238
TOTAL INVESTMENTS	$426,715,888	$3,405,553,986	$—	$3,832,269,874

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	57,603,244	$ 57,614,764	$194,330,703	$237,601,401	$(719)	$(90)	14,337,522	$ 14,343,257	$ 352,566
State Street Navigator Securities Lending Portfolio II	183,073,093	183,073,093	581,027,962	609,859,074	—	—	154,241,981	154,241,981	787,621
Total		$240,687,857	$775,358,665	$847,460,475	$(719)	$(90)		$168,585,238	$1,140,187

See accompanying notes to financial statements.
130

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 1.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 7,463,000	$ 6,877,602
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	11,472,000	10,942,682
7.50%, 6/1/2029 (a) (b)	10,353,000	8,594,750
7.75%, 4/15/2028 (a) (b)	9,826,000	8,473,942
9.00%, 9/15/2028 (a)	8,164,000	8,519,869
CMG Media Corp. 8.88%, 12/15/2027 (a)	9,674,000	7,648,651
Lamar Media Corp.:
3.63%, 1/15/2031	5,722,000	5,094,354
3.75%, 2/15/2028	5,922,000	5,584,742
4.00%, 2/15/2030	5,239,000	4,840,050
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	5,587,000	5,037,128
4.63%, 3/15/2030 (a)	5,058,000	4,535,104
5.00%, 8/15/2027 (a) (b)	6,322,000	6,160,536
Stagwell Global LLC 5.63%, 8/15/2029 (a)	10,048,000	9,265,462
		91,574,872
AEROSPACE & DEFENSE — 2.6%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	8,244,000	8,026,853
7.13%, 6/15/2026 (a)	9,319,000	9,324,312
7.50%, 2/1/2029 (a) (b)	6,698,000	6,819,703
7.88%, 4/15/2027 (a)	13,521,000	13,525,732
8.75%, 11/15/2030 (a)	8,165,000	8,699,889
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	3,329,000	3,306,396
Moog, Inc. 4.25%, 12/15/2027 (a)	4,624,500	4,386,569
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	10,078,000	10,089,287
Spirit AeroSystems, Inc.:
9.38%, 11/30/2029 (a)	8,198,000	8,976,154
9.75%, 11/15/2030 (a)	12,802,000	13,765,607
TransDigm, Inc.:
4.63%, 1/15/2029	10,704,000	10,036,284
4.88%, 5/1/2029	6,366,000	5,960,868
5.50%, 11/15/2027	22,461,000	22,049,065
6.25%, 3/15/2026 (a)	36,238,000	36,194,877
6.75%, 8/15/2028 (a)	20,061,000	20,587,200
6.88%, 12/15/2030 (a)	12,757,000	13,135,118
7.13%, 12/1/2031 (a)	8,384,000	8,802,865
7.50%, 3/15/2027	4,612,000	4,636,813
Security Description	Principal Amount	Value
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	$ 10,236,000	$ 10,878,616
		219,202,208
AGRICULTURE — 0.3%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	3,775,000	3,717,469
6.00%, 6/15/2030 (a)	10,342,000	10,336,002
Vector Group Ltd. 5.75%, 2/1/2029 (a)	9,090,000	8,321,986
		22,375,457
AIRLINES — 1.9%
Air Canada 3.88%, 8/15/2026 (a)	9,124,000	8,732,307
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	6,814,000	6,698,775
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	7,588,000	7,707,739
8.50%, 5/15/2029 (a)	8,848,000	9,359,149
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	27,105,990	26,886,431
5.75%, 4/20/2029 (a)	28,148,192	27,456,309
Delta Air Lines, Inc. 7.38%, 1/15/2026	8,185,500	8,497,941
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	11,207,023	10,580,662
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	10,527,299	7,590,470
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	17,786,000	17,347,042
4.63%, 4/15/2029 (a)	18,599,000	17,332,594
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	9,634,000	6,731,661
7.88%, 5/1/2027 (a) (b)	4,840,000	4,190,182
9.50%, 6/1/2028 (a) (b)	5,307,000	4,489,828
		163,601,090
APPAREL — 0.2%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	6,695,000	6,558,556
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	3,429,000	2,983,436
William Carter Co. 5.63%, 3/15/2027 (a)	3,915,000	3,875,302
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	5,316,000	4,196,291
		17,613,585

See accompanying notes to financial statements.
131

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	$ 7,096,000	$ 6,264,988
5.88%, 6/1/2029 (a)	4,429,000	4,411,771
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	11,720,000	11,824,191
Jaguar Land Rover Automotive PLC:
5.88%, 1/15/2028 (a)	3,967,000	3,882,939
7.75%, 10/15/2025 (a)	7,187,000	7,254,414
JB Poindexter & Co., Inc.:
7.13%, 4/15/2026 (a)	73,000	73,762
8.75%, 12/15/2031 (a)	6,183,000	6,313,832
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,793,000	5,882,502
		45,908,399
AUTO PARTS & EQUIPMENT — 1.4%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	324,060	318,642
7.00%, 4/15/2028 (a)	4,476,000	4,640,896
8.25%, 4/15/2031 (a) (b)	4,685,000	4,964,601
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	5,679,000	5,028,187
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	9,301,000	9,305,650
6.75%, 5/15/2028 (a)	8,096,000	8,335,237
8.50%, 5/15/2027 (a)	16,686,750	16,803,390
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	5,308,000	5,262,776
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	5,882,000	5,297,388
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	8,629,000	8,144,654
5.25%, 4/30/2031	4,822,000	4,414,782
5.25%, 7/15/2031 (b)	5,281,500	4,809,440
9.50%, 5/31/2025	4,840,500	4,925,693
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	5,521,000	4,783,284
Tenneco, Inc. 8.00%, 11/17/2028 (a)	18,234,000	15,567,277
ZF North America Capital, Inc.:
6.88%, 4/14/2028 (a)	6,599,000	6,860,452
7.13%, 4/14/2030 (a)	6,110,000	6,490,897
		115,953,246
BANKS — 0.7%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	4,745,000	4,520,723
7.63%, 5/1/2026 (a)	6,186,000	6,110,386
12.00%, 10/1/2028 (a)	7,745,000	8,445,225
Security Description	Principal Amount	Value
12.25%, 10/1/2030 (a)	$ 4,434,000	$ 4,866,492
Intesa Sanpaolo SpA 1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (b) (c)	6,394,000	5,270,063
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	12,783,200	12,003,936
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	11,478,900	11,843,126
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (b) (c)	5,430,000	4,743,920
		57,803,871
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	6,362,000	5,873,080
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	6,381,000	5,599,264
		11,472,344
CHEMICALS — 2.1%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	7,819,000	5,701,302
Avient Corp.:
5.75%, 5/15/2025 (a)	2,685,000	2,687,067
7.13%, 8/1/2030 (a)	7,899,000	8,191,105
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	5,869,000	6,173,836
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	6,527,000	5,870,319
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	4,346,000	4,219,749
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a) (b)	4,834,000	4,928,505
Chemours Co.:
4.63%, 11/15/2029 (a)	6,389,950	5,609,226
5.75%, 11/15/2028 (a)	7,583,000	7,224,324
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	6,533,000	5,584,866
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	6,127,000	5,799,328
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,128,000	6,574,439
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	52,000	49,276
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	5,279,000	4,743,445
Methanex Corp.:
5.13%, 10/15/2027	6,604,000	6,449,731

See accompanying notes to financial statements.
132

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 12/15/2029 (b)	$ 6,450,000	$ 6,200,320
Olin Corp. 5.63%, 8/1/2029 (b)	6,422,000	6,327,918
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	7,612,000	6,882,009
9.75%, 11/15/2028 (a)	15,921,000	16,973,856
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a) (b)	912,258	833,019
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	9,525,000	8,973,502
6.63%, 5/1/2029 (a) (b)	6,501,000	6,088,642
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	7,624,000	7,307,680
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	5,444,000	4,701,547
Tronox, Inc. 4.63%, 3/15/2029 (a)	9,767,000	8,646,627
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	5,464,000	4,663,251
4.25%, 2/15/2030 (a) (b)	2,335,000	2,322,228
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	5,791,000	4,556,301
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	135,000	129,249
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	7,952,970	7,662,130
5.63%, 8/15/2029 (a) (b)	9,932,000	8,772,141
		180,846,938
COAL — 0.0% (d)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,261,000	3,840,013
COMMERCIAL SERVICES — 4.9%
ADT Security Corp. 4.13%, 8/1/2029 (a) (b)	9,327,000	8,624,770
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,877,000	4,849,347
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	8,667,000	7,100,006
6.63%, 7/15/2026 (a)	17,935,800	17,861,725
9.75%, 7/15/2027 (a)	10,171,500	9,961,357
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	18,324,000	16,784,725
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	4,993,000	4,758,579
APX Group, Inc.:
5.75%, 7/15/2029 (a)	7,130,000	6,656,211
Security Description	Principal Amount	Value
6.75%, 2/15/2027 (a)	$ 5,462,000	$ 5,466,370
ASGN, Inc. 4.63%, 5/15/2028 (a)	4,985,000	4,739,888
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	4,605,000	4,265,427
5.38%, 3/1/2029 (a) (b)	5,330,000	4,933,981
8.00%, 2/15/2031 (a)	5,203,000	5,203,000
Block, Inc.:
2.75%, 6/1/2026	8,457,000	7,963,788
3.50%, 6/1/2031 (b)	9,405,000	8,351,828
CoreCivic, Inc. 8.25%, 4/15/2026	6,519,000	6,628,976
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	7,225,000	6,331,846
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	5,466,000	5,252,717
6.00%, 6/1/2029 (a)	5,061,000	4,547,916
9.50%, 11/1/2027 (a) (b)	5,413,000	5,460,797
Grand Canyon University 4.13%, 10/1/2024	24,000	22,820
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031 (a)	20,015,000	21,234,714
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	10,919,000	10,791,029
Hertz Corp.:
4.63%, 12/1/2026 (a)	5,957,000	5,416,402
5.00%, 12/1/2029 (a) (b)	9,726,000	7,981,447
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	14,192
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	7,559,000	6,843,767
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	6,305,000	6,179,531
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	10,910,000	9,799,362
5.75%, 11/1/2028 (a) (b)	9,827,571	8,110,694
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	25,016,000	23,381,705
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	9,567,000	8,863,443
Nielsen Finance LLC/Nielsen Finance Co. 5.63%, 10/1/2028 (a)	1,000	492
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	4,024,000	2,052,240
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	8,711,000	8,064,818
5.75%, 4/15/2026 (a)	11,925,500	11,978,688
6.25%, 1/15/2028 (a) (b)	11,321,000	11,211,752
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	5,906,000	5,506,459

See accompanying notes to financial statements.
133

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	$ 9,008,000	$ 8,188,903
11.25%, 12/15/2027 (a)	5,914,000	5,793,000
Service Corp. International:
3.38%, 8/15/2030	9,009,000	7,913,956
4.00%, 5/15/2031	7,732,700	6,926,411
5.13%, 6/1/2029	4,295,000	4,229,974
Sotheby's 7.38%, 10/15/2027 (a)	8,489,000	8,180,934
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,837,000	4,335,258
United Rentals North America, Inc.:
3.75%, 1/15/2032	6,983,000	6,202,021
3.88%, 11/15/2027	6,592,500	6,295,244
3.88%, 2/15/2031	10,258,000	9,322,983
4.00%, 7/15/2030	5,997,000	5,524,436
5.25%, 1/15/2030 (b)	7,811,000	7,707,973
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	1,491,000	1,499,469
VT Topco, Inc. 8.50%, 8/15/2030 (a)	4,622,000	4,809,792
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	8,895,000	8,633,220
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	6,360,000	6,027,754
6.13%, 6/15/2025 (a)	5,281,000	5,283,429
7.38%, 10/1/2031 (a)	3,630,000	3,828,198
WW International, Inc. 4.50%, 4/15/2029 (a)	5,872,000	3,883,858
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	6,351,000	5,566,207
		413,349,829
COMPUTERS — 0.8%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	4,661,000	4,198,023
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	5,426,000	4,890,237
McAfee Corp. 7.38%, 2/15/2030 (a)	19,890,000	18,210,687
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	6,984,000	6,605,467
5.13%, 4/15/2029 (a)	10,205,600	9,718,793
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	4,282,000	4,187,454
8.25%, 2/1/2028 (a)	6,016,000	6,062,744
Vericast Corp. 11.00%, 9/15/2026 (a)	9,364,035	9,926,626
		63,800,031
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 1.9%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	$ 4,135,000	$ 3,042,574
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	6,302,000	6,476,250
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	11,461,000	10,344,126
5.00%, 3/1/2030 (a)	5,020,000	4,849,521
6.38%, 6/15/2032 (a)	7,667,000	7,873,089
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	7,833,000	7,969,686
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	5,255,000	4,584,042
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	5,527,000	5,570,000
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	20,528,000	21,083,077
Griffon Corp. 5.75%, 3/1/2028	7,807,500	7,675,241
Masonite International Corp. 5.38%, 2/1/2028 (a)	4,595,000	4,442,446
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	4,473,000	3,965,091
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,969,000	4,752,401
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	5,196,000	5,066,308
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	5,002,000	4,993,346
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	10,028,000	9,899,942
8.88%, 11/15/2031 (a)	12,216,000	12,855,996
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	10,207,500	8,767,732
4.38%, 7/15/2030 (a)	13,631,000	12,506,715
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	6,737,000	6,534,486
7.25%, 1/15/2031 (a)	7,290,000	7,686,868
		160,938,937
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	5,786,000	5,489,930
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	7,151,000	6,911,585

See accompanying notes to financial statements.
134

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	$ 11,809,000	$ 10,724,816
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	5,183,000	5,343,828
7.75%, 3/15/2031 (a)	8,401,000	8,959,582
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	8,433,000	8,546,930
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a) (e)	149,000	5,215
9.00%, 11/15/2026 (a) (e)	88,000	8,358
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	7,429,000	7,792,130
		53,782,374
DIVERSIFIED FINANCIAL SERVICES — 4.0%
AG Issuer LLC 6.25%, 3/1/2028 (a)	4,853,000	4,823,300
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	5,521,000	5,810,742
Ally Financial, Inc. 6.70%, 2/14/2033 (b)	4,165,000	4,167,957
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	7,265,000	7,720,951
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a) (b)	5,231,822	5,195,618
9.75%, 3/15/2029 (a)	5,857,000	6,070,605
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	9,221,000	7,671,688
3.63%, 10/1/2031 (a)	7,244,000	5,542,240
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	5,886,000	6,286,895
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	6,696,000	2,040,327
GGAM Finance Ltd.:
8.00%, 2/15/2027 (a)	7,090,000	7,276,396
8.00%, 6/15/2028 (a)	5,731,000	5,946,715
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	2,223,070	2,093,176
goeasy Ltd. 9.25%, 12/1/2028 (a)	6,662,000	7,119,546
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a) (b)	5,655,500	5,270,360
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	8,970,000	8,126,730
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	3,751,000	3,217,833
6.50%, 11/1/2025 (a)	5,036,000	4,667,717
Macquarie Airfinance Holdings Ltd.:
8.13%, 3/30/2029 (a)	4,701,000	4,916,306
8.38%, 5/1/2028 (a)	4,646,000	4,863,061
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,758,000	9,133,781
Security Description	Principal Amount	Value
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	$ 4,811,000	$ 4,699,914
5.13%, 12/15/2030 (a)	5,666,000	5,163,143
5.50%, 8/15/2028 (a)	8,085,000	7,790,463
5.75%, 11/15/2031 (a)	5,706,000	5,324,839
6.00%, 1/15/2027 (a)	4,894,000	4,858,763
Navient Corp.:
4.88%, 3/15/2028	4,599,000	4,274,679
5.00%, 3/15/2027	6,468,000	6,246,212
5.50%, 3/15/2029	7,093,200	6,544,115
9.38%, 7/25/2030	5,008,000	5,276,379
11.50%, 3/15/2031	5,268,000	5,801,701
NFP Corp.:
4.88%, 8/15/2028 (a)	6,809,000	6,768,146
6.88%, 8/15/2028 (a)	17,849,000	18,155,467
OneMain Finance Corp.:
3.50%, 1/15/2027	6,845,000	6,350,859
3.88%, 9/15/2028	6,736,000	5,965,132
4.00%, 9/15/2030	8,255,800	7,064,240
5.38%, 11/15/2029	6,953,000	6,510,928
6.63%, 1/15/2028	7,535,000	7,614,118
7.88%, 3/15/2030	7,550,000	7,785,787
9.00%, 1/15/2029	8,949,000	9,464,641
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	5,963,000	5,372,007
5.38%, 10/15/2025 (a)	6,214,000	6,147,448
5.75%, 9/15/2031 (a)	4,577,000	4,241,094
7.88%, 12/15/2029 (a)	6,913,000	7,129,584
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	11,507,666	10,667,031
3.63%, 3/1/2029 (a)	6,578,000	5,970,259
3.88%, 3/1/2031 (a)	10,406,000	9,177,988
4.00%, 10/15/2033 (a)	7,064,250	6,036,614
SLM Corp.:
3.13%, 11/2/2026	4,654,000	4,356,609
4.20%, 10/29/2025	5,299,000	5,144,110
Synchrony Financial 7.25%, 2/2/2033	7,476,000	7,436,078
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	6,114,000	6,075,360
5.50%, 4/15/2029 (a)	6,266,000	5,930,456
5.75%, 6/15/2027 (a)	4,396,000	4,308,564
		337,614,672
ELECTRIC — 2.3%
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	6,801,000	5,831,653
Calpine Corp.:
3.75%, 3/1/2031 (a)	8,882,000	7,822,466
4.50%, 2/15/2028 (a)	12,006,000	11,422,869

See accompanying notes to financial statements.
135

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 2/1/2029 (a)	$ 5,966,000	$ 5,541,042
5.00%, 2/1/2031 (a) (b)	8,194,000	7,515,209
5.13%, 3/15/2028 (a)	12,587,000	12,061,870
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	8,419,000	7,422,527
4.75%, 3/15/2028 (a)	8,021,000	7,724,223
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	1,174,000	1,162,307
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	4,330,000	4,459,683
FirstEnergy Corp. 2.65%, 3/1/2030	4,512,000	3,919,980
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	4,451,000	4,244,162
7.25%, 1/15/2029 (a)	6,690,000	7,009,314
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,120,000	4,523,418
3.63%, 2/15/2031 (a)	8,473,000	7,288,475
3.88%, 2/15/2032 (a)	581,000	497,528
5.25%, 6/15/2029 (a) (b)	6,623,000	6,436,960
5.75%, 1/15/2028 (a)	840	837
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,326,000	5,973,199
PG&E Corp.:
5.00%, 7/1/2028 (b)	9,344,000	9,087,601
5.25%, 7/1/2030 (b)	9,743,000	9,441,064
Pike Corp. 5.50%, 9/1/2028 (a)	5,689,000	5,419,228
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	11,626,000	12,348,788
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	10,331,000	9,581,073
5.00%, 7/31/2027 (a)	12,436,000	12,109,306
5.63%, 2/15/2027 (a)	11,581,000	11,451,061
7.75%, 10/15/2031 (a)	12,279,000	12,755,671
		193,051,514
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	8,716,000	7,832,372
4.75%, 6/15/2028 (a)	5,900,000	5,488,711
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	8,864,000	8,927,910
7.25%, 6/15/2028 (a)	10,975,000	11,277,800
		33,526,793
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a)	8,184,000	7,777,337
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,054,000	16,184,246
Security Description	Principal Amount	Value
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	$ 9,051,000	$ 8,417,701
5.88%, 9/1/2030 (a)	4,693,000	4,670,239
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	6,996,500	6,165,596
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	4,272,000	3,880,258
		47,095,377
ENERGY-ALTERNATE SOURCES — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	6,403,000	3,172,686
TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	6,511,000	6,092,473
		9,265,159
ENGINEERING & CONSTRUCTION — 0.4%
Artera Services LLC 9.03%, 12/4/2025 (a)	9,705,222	9,205,597
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	13,360,000	14,155,454
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,720,000	4,371,428
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	135,000	122,957
TopBuild Corp. 4.13%, 2/15/2032 (a)	3,925,000	3,508,401
		31,363,837
ENTERTAINMENT — 3.4%
Affinity Interactive 6.88%, 12/15/2027 (a)	5,533,000	4,940,084
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	6,362,000	3,383,630
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	9,440,000	6,550,794
10.00%, 6/15/2026 (a)	1,288,000	1,119,311
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	6,642,400	6,262,588
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	11,074,000	10,011,339
6.25%, 7/1/2025 (a)	28,159,100	28,147,836
7.00%, 2/15/2030 (a)	16,277,000	16,734,221
8.13%, 7/1/2027 (a) (b)	16,525,000	16,936,142
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	5,039,000	5,035,321
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	4,962,000	4,936,594

See accompanying notes to financial statements.
136

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Churchill Downs, Inc.:
5.50%, 4/1/2027 (a)	$ 5,940,000	$ 5,877,868
5.75%, 4/1/2030 (a)	11,686,000	11,373,984
6.75%, 5/1/2031 (a)	5,677,000	5,766,867
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	8,370,000	7,682,404
International Game Technology PLC:
4.13%, 4/15/2026 (a)	7,278,000	7,068,539
5.25%, 1/15/2029 (a)	6,244,000	6,103,760
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,770,000	5,460,324
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	6,686,000	6,756,805
7.25%, 11/15/2029 (a)	4,158,000	4,263,447
7.50%, 9/1/2031 (a)	5,315,000	5,551,889
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	6,690,000	4,958,227
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	4,319,000	4,050,747
4.75%, 10/15/2027 (a) (b)	9,601,000	9,222,529
6.50%, 5/15/2027 (a)	11,540,000	11,745,758
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	5,861,000	5,456,650
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	11,360,000	10,717,478
13.25%, 12/15/2027 (a)	1,960,000	2,089,948
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	7,944,000	6,292,045
5.88%, 9/1/2031 (a)	7,973,000	6,165,282
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	6,789,000	5,905,072
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	6,487,000	6,063,010
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	5,733,000	5,376,121
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	7,849,000	7,868,308
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (f)	5,835,000	6,272,917
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,370,000	1,375,206
Security Description	Principal Amount	Value
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	$ 5,850,000	$ 5,043,343
3.75%, 12/1/2029 (a) (b)	4,825,000	4,415,695
3.88%, 7/15/2030 (a)	4,485,000	4,059,329
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	6,899,000	6,516,381
7.13%, 2/15/2031 (a) (b)	5,286,000	5,502,726
		289,060,519
ENVIRONMENTAL CONTROL — 1.0%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	4,650,000	4,551,560
6.38%, 2/1/2031 (a)	5,081,000	5,165,243
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	7,204,000	6,292,982
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	6,285,000	5,782,074
3.75%, 8/1/2025 (a)	5,182,000	5,057,477
4.00%, 8/1/2028 (a)	8,254,000	7,616,296
4.25%, 6/1/2025 (a)	3,967,000	3,906,900
4.38%, 8/15/2029 (a)	5,216,000	4,811,916
4.75%, 6/15/2029 (a)	7,869,000	7,419,208
5.13%, 12/15/2026 (a)	6,393,000	6,301,388
6.75%, 1/15/2031 (a)	8,702,000	8,965,584
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	6,364,500	5,805,315
5.88%, 6/30/2029 (a)	9,512,000	8,391,486
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	4,650,000	4,236,615
5.38%, 7/15/2024 (a)	421,400	420,001
		84,724,045
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	8,310,000	7,860,013
3.50%, 3/15/2029 (a)	12,883,000	11,694,672
4.63%, 1/15/2027 (a)	13,043,500	12,646,456
4.88%, 2/15/2030 (a)	8,317,000	7,966,522
5.88%, 2/15/2028 (a)	6,420,500	6,415,556
6.50%, 2/15/2028 (a)	7,708,000	7,829,324
7.50%, 3/15/2026 (a)	4,140,000	4,218,329
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	5,770,018	5,251,640
8.00%, 9/15/2028 (a)	5,489,000	5,776,239
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	9,116,000	8,409,783
4.38%, 1/31/2032 (a)	5,660,000	5,166,052
4.88%, 5/15/2028 (a) (b)	7,150,000	6,991,913
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	9,968,000	9,146,238
5.50%, 10/15/2027 (a)	10,570,000	10,422,443

See accompanying notes to financial statements.
137

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	$ 10,423,000	$ 9,367,880
4.63%, 4/15/2030 (a)	13,066,000	12,067,104
5.50%, 12/15/2029 (a)	11,402,000	11,011,709
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	571,000	511,399
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	7,241,000	6,278,671
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	4,004,000	3,562,879
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	5,295,000	4,935,099
4.75%, 2/15/2029 (a)	7,796,000	7,416,179
6.88%, 9/15/2028 (a)	6,304,000	6,501,883
7.25%, 1/15/2032 (a)	3,825,000	3,996,016
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	5,803,000	4,697,993
		180,141,992
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	302,000	292,258
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	6,221,000	5,618,496
		5,910,754
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	7,241,000	6,544,416
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	5,855,000	4,057,456
Mercer International, Inc. 5.13%, 2/1/2029 (b)	8,826,000	7,582,152
		18,184,024
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	5,407,000	5,599,435
HEALTH CARE PRODUCTS — 1.3%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	7,108,000	6,467,143
4.63%, 7/15/2028 (a)	13,074,000	12,584,509
Bausch & Lomb Escrow Corp. 8.38%, 10/1/2028 (a) (b)	13,102,000	13,829,030
Embecta Corp. 5.00%, 2/15/2030 (a)	5,005,000	4,249,445
Hologic, Inc. 3.25%, 2/15/2029 (a)	8,269,000	7,491,962
Medline Borrower LP:
3.88%, 4/1/2029 (a)	42,186,000	38,157,237
5.25%, 10/1/2029 (a) (b)	22,303,000	21,062,284
Security Description	Principal Amount	Value
Teleflex, Inc. 4.25%, 6/1/2028 (a)	$ 4,958,000	$ 4,738,361
		108,579,971
HEALTH CARE SERVICES — 5.3%
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a) (b)	5,389,750	4,718,349
3.50%, 4/1/2030 (a) (b)	6,621,000	5,783,046
5.00%, 7/15/2027 (a)	4,260,000	4,128,366
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	4,723,000	4,348,844
4.00%, 3/15/2031 (a)	4,627,500	4,197,883
4.25%, 5/1/2028 (a)	5,069,000	4,839,020
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	11,086,000	8,732,886
5.25%, 5/15/2030 (a)	13,509,000	11,288,391
5.63%, 3/15/2027 (a) (b)	18,151,000	16,864,820
6.00%, 1/15/2029 (a)	9,971,000	8,974,797
6.13%, 4/1/2030 (a)	12,271,000	7,898,597
6.88%, 4/1/2028 (a)	6,190,000	3,823,315
6.88%, 4/15/2029 (a)	12,055,000	7,868,901
8.00%, 3/15/2026 (a) (b)	10,269,500	10,248,139
8.00%, 12/15/2027 (a)	7,500,000	7,284,075
10.88%, 1/15/2032 (a)	14,044,000	14,747,885
DaVita, Inc.:
3.75%, 2/15/2031 (a)	15,049,500	12,354,285
4.63%, 6/1/2030 (a)	24,261,250	21,208,942
Encompass Health Corp.:
4.50%, 2/1/2028	7,901,000	7,576,427
4.75%, 2/1/2030	7,184,000	6,759,497
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	5,656,000	5,826,472
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	4,662,000	3,702,187
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	5,718,000	5,288,864
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	6,637,000	6,879,914
IQVIA, Inc.:
5.00%, 5/15/2027 (a)	10,156,000	9,995,738
6.50%, 5/15/2030 (a)	4,804,000	4,943,364
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a) (b)	6,077,000	5,627,849
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a)	5,079,000	3,758,257
9.88%, 8/15/2030 (a)	10,394,000	10,556,562
11.00%, 10/15/2030 (a)	11,036,000	11,641,325
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	5,822,000	4,763,677
ModivCare, Inc. 5.88%, 11/15/2025 (a)	4,731,000	4,707,724

See accompanying notes to financial statements.
138

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	$ 5,230,000	$ 4,697,848
3.88%, 5/15/2032 (a)	6,658,600	5,833,932
4.38%, 6/15/2028 (a)	7,132,000	6,760,138
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	9,700,000	9,482,235
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	4,915,000	2,516,333
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	4,296,000	4,282,940
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a) (b)	7,629,000	6,144,778
Select Medical Corp. 6.25%, 8/15/2026 (a)	11,347,000	11,414,742
Star Parent, Inc. 9.00%, 10/1/2030 (a) (b)	9,660,000	10,193,812
Tenet Healthcare Corp.:
4.25%, 6/1/2029	12,201,000	11,359,619
4.38%, 1/15/2030 (b)	12,219,000	11,342,653
4.63%, 6/15/2028	6,580,000	6,271,530
4.88%, 1/1/2026	18,645,000	18,443,820
5.13%, 11/1/2027	14,654,000	14,335,422
6.13%, 10/1/2028 (b)	21,781,000	21,680,372
6.13%, 6/15/2030	17,572,000	17,767,752
6.25%, 2/1/2027	11,580,000	11,615,319
6.75%, 5/15/2031 (a) (b)	12,263,000	12,552,284
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a) (b)	5,789,000	4,838,504
		442,872,431
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a) (b)	5,017,000	5,260,224
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,064,000	2,703,153
6.25%, 9/15/2027 (a)	5,667,000	5,513,311
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	4,434,000	4,011,307
6.75%, 6/1/2027	4,775,000	4,828,384
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	4,015,000	3,723,150
5.25%, 12/15/2027 (a)	5,895,000	5,715,674
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	4,028,000	3,902,528
5.88%, 6/15/2027 (a)	4,870,000	4,897,321
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	4,072,000	3,633,893
		38,928,721
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.2%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	$ 7,409,000	$ 6,253,196
4.00%, 4/15/2029 (a) (b)	8,315,000	7,539,377
		13,792,573
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	5,512,000	5,432,076
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	5,282,000	5,069,347
6.63%, 7/15/2030 (a)	7,451,000	7,656,946
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	3,908,000	3,566,128
5.50%, 6/1/2028 (a)	7,579,000	7,411,807
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	2,387,000	681,990
		29,818,294
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,709,000	5,155,912
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	4,499,000	4,094,180
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	4,418,000	4,218,439
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a) (b)	4,426,000	4,019,383
		17,487,914
HOUSEWARES — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	6,491,000	6,438,942
Newell Brands, Inc.:
4.88%, 6/1/2025	4,877,000	4,796,773
6.38%, 9/15/2027 (b)	5,347,000	5,334,435
6.63%, 9/15/2029 (b)	5,457,000	5,440,356
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a) (b)	6,495,000	4,667,827
		26,678,333
INSURANCE — 1.4%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	6,719,000	6,122,756
6.00%, 8/1/2029 (a) (b)	5,633,500	5,122,429
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	6,538,000	6,278,180
6.75%, 10/15/2027 (a)	10,682,000	10,645,467
6.75%, 4/15/2028 (a)	10,333,000	10,579,132

See accompanying notes to financial statements.
139

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 1/15/2031 (a)	$ 4,669,000	$ 4,924,067
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	8,163,000	7,524,327
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	5,196,000	4,845,738
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	5,452,000	5,111,032
Global Atlantic Fin Co. 5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	7,332,000	6,315,198
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	3,597,500	3,441,872
7.25%, 6/15/2030 (a) (b)	16,833,000	17,771,271
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	6,782,000	7,128,425
Liberty Mutual Group, Inc. 5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	4,286,200	3,595,779
MGIC Investment Corp. 5.25%, 8/15/2028	5,877,000	5,729,546
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	5,113,000	4,906,997
USI, Inc. 7.50%, 1/15/2032 (a)	5,498,000	5,628,413
		115,670,629
INTERNET — 1.6%
ANGI Group LLC 3.88%, 8/15/2028 (a)	5,925,000	5,003,722
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	9,585,000	8,682,476
6.13%, 12/1/2028 (a)	4,651,000	4,054,695
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	4,587,000	4,394,071
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	11,204,000	11,567,458
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	7,054,000	7,174,976
7.13%, 9/30/2030 (a) (b)	5,025,000	5,258,261
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	7,690,000	6,968,370
5.25%, 12/1/2027 (a)	6,340,000	6,218,145
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	6,056,000	5,087,403
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	4,859,000	4,197,933
4.13%, 8/1/2030 (a) (b)	4,680,000	4,257,864
4.63%, 6/1/2028 (a)	4,649,000	4,458,252
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	7,671,000	5,445,950
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a)	6,574,000	4,975,466
11.75%, 10/15/2028 (a)	5,514,000	5,919,444
Security Description	Principal Amount	Value
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	$ 3,244,000	$ 2,627,024
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	6,744,000	4,588,011
10.25%, 11/30/2024 (a)	3,117,000	3,194,956
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	4,803,000	4,814,239
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a) (b)	12,081,000	11,523,703
6.25%, 1/15/2028 (a)	5,909,000	5,945,813
7.50%, 9/15/2027 (a)	9,797,000	10,143,226
		136,501,458
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	9,479,000	8,817,081
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029 (b)	7,465,000	6,232,305
5.25%, 5/15/2027	13,900,000	12,576,859
6.25%, 5/15/2026	12,558,000	11,987,741
9.75%, 1/15/2029 (a)	7,055,000	7,207,741
		46,821,727
IRON/STEEL — 0.7%
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	5,334,000	5,438,386
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	5,221,000	5,199,959
6.75%, 3/15/2026 (a)	8,436,000	8,490,244
6.75%, 4/15/2030 (a)	7,543,000	7,645,509
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	5,607,000	5,721,607
8.13%, 5/1/2027 (a)	5,472,000	5,520,099
8.50%, 5/1/2030 (a)	7,065,000	7,285,004
9.25%, 10/1/2028 (a)	11,019,000	11,605,652
		56,906,460
IT SERVICES — 0.4%
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	11,847,000	12,623,808
Seagate HDD Cayman:
8.25%, 12/15/2029 (a) (b)	6,134,000	6,613,433
8.50%, 7/15/2031 (a) (b)	3,995,000	4,343,005
9.63%, 12/1/2032	7,747,614	8,858,157
		32,438,403
LEISURE TIME — 3.2%
Carnival Corp.:
4.00%, 8/1/2028 (a)	22,639,000	21,038,875
5.75%, 3/1/2027 (a)	31,513,000	30,708,473
6.00%, 5/1/2029 (a)	18,263,000	17,549,465
7.00%, 8/15/2029 (a) (b)	4,620,000	4,826,209
7.63%, 3/1/2026 (a) (b)	11,726,000	11,926,984

See accompanying notes to financial statements.
140

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
9.88%, 8/1/2027 (a) (b)	$ 3,425,000	$ 3,595,942
10.50%, 6/1/2030 (a) (b)	10,499,000	11,480,342
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	19,446,000	21,244,755
ClubCorp Holdings, Inc. 8.50%, 9/15/2025 (a)	53,000	47,891
Life Time, Inc. 5.75%, 1/15/2026 (a) (b)	10,012,000	9,927,298
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	4,798,000	4,168,886
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	13,835,000	13,520,115
5.88%, 2/15/2027 (a)	8,592,000	8,489,154
7.75%, 2/15/2029 (a) (b)	4,818,000	4,836,260
8.13%, 1/15/2029 (a)	7,821,000	8,212,050
8.38%, 2/1/2028 (a)	5,809,000	6,158,469
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	4,067,000	3,886,507
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	5,820,000	5,621,305
5.38%, 7/15/2027 (a)	9,188,000	9,048,250
5.50%, 8/31/2026 (a)	8,236,000	8,165,665
5.50%, 4/1/2028 (a)	13,522,000	13,343,510
7.25%, 1/15/2030 (a)	6,053,000	6,320,422
8.25%, 1/15/2029 (a)	9,525,000	10,124,789
9.25%, 1/15/2029 (a) (b)	9,955,000	10,712,974
11.63%, 8/15/2027 (a)	11,603,000	12,665,371
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a) (b)	4,094,000	4,055,844
9.13%, 7/15/2031 (a)	5,738,000	6,144,250
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	2,528,000	2,474,861
		270,294,916
LODGING — 2.8%
Boyd Gaming Corp.:
4.75%, 12/1/2027	10,481,000	10,110,287
4.75%, 6/15/2031 (a)	8,489,000	7,791,374
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	4,696,000	4,330,416
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	12,695,250	11,054,262
3.75%, 5/1/2029 (a)	6,810,000	6,292,031
4.00%, 5/1/2031 (a)	9,646,000	8,827,730
4.88%, 1/15/2030	7,797,000	7,556,073
5.38%, 5/1/2025 (a)	3,351,000	3,341,215
5.75%, 5/1/2028 (a)	3,703,000	3,706,555
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	4,826,000	4,254,843
Security Description	Principal Amount	Value
5.00%, 6/1/2029 (a)	$ 8,487,000	$ 7,832,567
Las Vegas Sands Corp.:
2.90%, 6/25/2025	5,888,000	5,656,837
3.50%, 8/18/2026	9,079,000	8,670,173
3.90%, 8/8/2029	7,296,000	6,739,242
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	4,955,000	4,382,053
Melco Resorts Finance Ltd.:
4.88%, 6/6/2025 (a)	847,000	822,615
5.25%, 4/26/2026 (b)	1,926,000	1,852,311
5.38%, 12/4/2029 (a)	10,396,000	9,179,148
5.63%, 7/17/2027	4,731,000	4,448,890
5.75%, 7/21/2028 (a)	6,828,000	6,299,308
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a) (b)	7,447,000	7,070,778
5.25%, 6/18/2025 (a) (b)	4,351,000	4,266,504
5.88%, 5/15/2026 (a) (b)	7,059,000	6,924,667
MGM Resorts International:
4.75%, 10/15/2028	7,383,500	7,024,514
5.50%, 4/15/2027	7,269,000	7,211,139
6.75%, 5/1/2025	5,649,222	5,673,401
Station Casinos LLC:
4.50%, 2/15/2028 (a)	6,647,000	6,292,848
4.63%, 12/1/2031 (a) (b)	4,137,000	3,748,991
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	11,824,000	9,915,488
6.00%, 7/15/2025 (a) (b)	757,000	743,556
6.50%, 1/15/2028 (a)	3,710,000	3,434,941
Travel & Leisure Co.:
4.50%, 12/1/2029 (a) (b)	7,554,000	6,764,531
6.63%, 7/31/2026 (a)	6,223,000	6,294,129
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	5,714,000	5,341,619
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a)	10,685,000	9,507,833
5.50%, 1/15/2026 (a)	9,156,000	8,921,332
5.63%, 8/26/2028 (a)	11,962,000	11,080,281
		233,364,482
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.00%, 5/15/2029 (a)	5,718,000	5,430,728
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	8,166,000	7,628,269
		13,058,997
MACHINERY-DIVERSIFIED — 0.5%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	13,949,000	14,600,000
9.50%, 1/1/2031 (a) (b)	4,965,000	5,402,466
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	4,396,000	2,910,372
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	4,703,000	4,883,830

See accompanying notes to financial statements.
141

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	$ 4,102,000	$ 4,050,479
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	14,077,000	13,807,426
		45,654,573
MEDIA — 9.0%
Altice Financing SA:
5.00%, 1/15/2028 (a)	11,066,000	10,062,535
5.75%, 8/15/2029 (a)	19,045,000	16,829,876
AMC Networks, Inc. 4.25%, 2/15/2029	9,050,400	6,950,345
Audacy Capital Corp. 6.75%, 3/31/2029 (a)	834,000	9,499
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	6,018,000	4,880,779
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	26,280,000	22,959,522
4.25%, 1/15/2034 (a)	18,407,000	14,968,388
4.50%, 8/15/2030 (a)	22,936,000	20,714,878
4.50%, 5/1/2032	26,309,000	22,555,758
4.50%, 6/1/2033 (a)	15,448,000	13,033,323
4.75%, 3/1/2030 (a)	25,352,000	23,190,489
4.75%, 2/1/2032 (a)	12,373,000	10,909,769
5.38%, 6/1/2029 (a)	13,466,000	12,742,203
6.38%, 9/1/2029 (a) (b)	13,762,000	13,582,406
7.38%, 3/1/2031 (a)	10,189,000	10,446,986
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	95,997
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	8,592,000	6,314,347
4.13%, 12/1/2030 (a)	10,178,000	7,737,112
4.50%, 11/15/2031 (a)	13,254,000	10,023,470
4.63%, 12/1/2030 (a)	20,046,500	12,020,683
5.00%, 11/15/2031 (a)	6,925,000	4,162,202
5.75%, 1/15/2030 (a)	21,122,000	13,151,402
6.50%, 2/1/2029 (a)	15,847,000	14,088,458
7.50%, 4/1/2028 (a) (b)	219,500	163,828
11.25%, 5/15/2028 (a)	10,334,000	10,645,673
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	34,723,000	32,604,550
DISH DBS Corp.:
5.13%, 6/1/2029	13,447,000	6,931,660
5.25%, 12/1/2026 (a)	26,125,500	22,448,597
5.75%, 12/1/2028 (a)	23,713,000	19,173,620
7.38%, 7/1/2028	11,021,000	6,638,940
DISH Network Corp. 11.75%, 11/15/2027 (a)	33,190,000	34,622,480
GCI LLC 4.75%, 10/15/2028 (a)	5,554,000	5,124,343
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a) (b)	12,808,000	9,661,587
Security Description	Principal Amount	Value
Gray Television, Inc. 4.75%, 10/15/2030 (a)	$ 8,502,000	$ 6,440,435
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	4,879,750	3,754,382
5.25%, 8/15/2027 (a)	7,427,000	5,898,449
6.38%, 5/1/2026	8,328,026	7,089,232
8.38%, 5/1/2027 (b)	7,775,839	5,045,897
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	7,259,000	6,338,704
6.75%, 10/15/2027 (a)	11,015,000	10,773,221
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,872,000	7,591,678
8.00%, 8/1/2029 (a)	5,696,000	5,323,994
News Corp.:
3.88%, 5/15/2029 (a)	8,812,000	8,146,870
5.13%, 2/15/2032 (a)	4,865,000	4,642,864
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	10,730,500	9,888,907
5.63%, 7/15/2027 (a)	14,922,000	14,490,605
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	8,928,000	8,029,754
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	9,555,000	7,286,452
6.50%, 9/15/2028 (a)	9,395,000	4,603,644
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	5,761,000	5,084,255
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	6,989,000	4,927,944
5.50%, 3/1/2030 (a) (b)	984,000	736,347
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	10,261,000	9,699,108
3.88%, 9/1/2031 (a)	13,398,000	11,439,882
4.00%, 7/15/2028 (a)	16,878,000	15,647,256
4.13%, 7/1/2030 (a)	14,919,000	13,356,384
5.50%, 7/1/2029 (a)	11,068,000	10,726,331
TEGNA, Inc.:
4.63%, 3/15/2028	9,163,000	8,564,473
4.75%, 3/15/2026 (a)	5,243,000	5,109,723
5.00%, 9/15/2029	11,461,000	10,515,468
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	6,391,000	6,269,954
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	8,542,000	7,617,243
6.63%, 6/1/2027 (a)	14,277,000	14,239,737
7.38%, 6/30/2030 (a) (b)	8,808,000	8,805,798
8.00%, 8/15/2028 (a)	9,230,500	9,541,199
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	13,470,018	11,866,278
Urban One, Inc. 7.38%, 2/1/2028 (a)	6,967,000	5,917,143
Videotron Ltd. 3.63%, 6/15/2029 (a) (b)	5,008,000	4,576,911

See accompanying notes to financial statements.
142

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	$ 9,370,000	$ 8,268,650
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	10,296,000	9,163,131
5.50%, 5/15/2029 (a)	11,915,000	11,490,230
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	5,614,000	5,282,493
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	14,749,000	12,639,156
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	5,298,000	4,431,883
Ziggo BV 4.88%, 1/15/2030 (a)	8,460,000	7,528,216
		758,235,986
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	4,235,000	4,291,876
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	4,281,000	3,974,138
		8,266,014
MINING — 1.1%
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	6,682,000	7,027,393
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	3,732,000	3,698,300
Constellium SE 3.75%, 4/15/2029 (a) (b)	4,507,000	4,101,415
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	13,478,000	12,195,838
4.50%, 9/15/2027 (a)	5,330,000	5,123,409
5.88%, 4/15/2030 (a)	6,526,000	6,470,594
6.13%, 4/15/2032 (a)	7,550,000	7,611,306
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,020,000	1,965,096
4.50%, 4/1/2026 (a)	2,122,000	2,064,324
6.13%, 4/1/2029 (a)	2,365,000	2,325,339
6.13%, 4/1/2029	5,290,000	5,201,287
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	6,081,000	5,243,099
4.63%, 3/1/2028 (a)	5,504,000	5,098,796
Novelis Corp.:
3.25%, 11/15/2026 (a)	6,861,000	6,456,750
3.88%, 8/15/2031 (a)	6,364,000	5,612,539
4.75%, 1/30/2030 (a)	15,397,000	14,506,437
		94,701,922
MISCELLANEOUS MANUFACTURER — 0.3%
Calderys Financing LLC 11.25%, 6/1/2028 (a)	5,913,000	6,196,233
Security Description	Principal Amount	Value
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	$ 6,604,000	$ 5,892,287
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	3,973,000	3,978,125
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	6,460,000	6,136,741
		22,203,386
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	7,906,000	7,747,959
5.50%, 8/15/2028 (a)	7,900,000	7,129,987
		14,877,946
OIL & GAS — 5.6%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	7,804,000	7,860,579
Antero Resources Corp. 5.38%, 3/1/2030 (a)	5,404,700	5,186,999
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.25%, 12/31/2028 (a)	5,102,000	5,148,785
Baytex Energy Corp. 8.50%, 4/30/2030 (a)	9,900,000	10,242,243
Borr IHC Ltd./Borr Finance LLC 10.00%, 11/15/2028 (a)	1,578,000	1,635,013
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	5,810,000	5,900,229
Callon Petroleum Co.:
7.50%, 6/15/2030 (a) (b)	5,853,000	5,915,569
8.00%, 8/1/2028 (a)	6,875,000	7,035,394
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	3,504,000	3,479,963
5.88%, 2/1/2029 (a)	5,247,000	5,146,835
6.75%, 4/15/2029 (a)	9,157,000	9,193,262
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	13,665,000	14,291,814
8.63%, 11/1/2030 (a)	9,650,000	10,265,380
8.75%, 7/1/2031 (a)	12,425,000	13,200,941
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	5,146,000	4,945,563
7.38%, 1/15/2031 (a)	4,234,000	4,277,822
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	9,178,000	7,988,348
6.75%, 3/1/2029 (a)	13,012,000	11,953,864
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	7,844,000	7,941,344
9.25%, 2/15/2028 (a)	8,421,000	8,738,809
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	3,978,000	3,973,386
5.75%, 2/15/2028 (a)	788,000	731,926
8.50%, 1/15/2029 (a)	6,949,000	6,913,282

See accompanying notes to financial statements.
143

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	$ 5,465,000	$ 5,583,372
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,657,000	7,564,350
EQT Corp. 3.90%, 10/1/2027	300	287
Gulfport Energy Corp.:
Zero Coupon, 5/15/2025 (e)	1,081,000	2,703
8.00%, 5/17/2026	3,934,459	3,980,846
8.00%, 5/17/2026 (a)	1,168,000	1,181,771
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	4,322,000	4,230,806
HF Sinclair Corp. 5.00%, 2/1/2028 (a)	2,736,500	2,649,561
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	6,246,000	6,067,489
6.00%, 4/15/2030 (a)	4,675,000	4,535,638
6.00%, 2/1/2031 (a)	5,637,000	5,427,585
6.25%, 4/15/2032 (a)	4,538,000	4,366,418
8.38%, 11/1/2033 (a)	5,598,000	5,953,753
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	360,000	351,803
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	6,136,000	6,070,529
Matador Resources Co. 6.88%, 4/15/2028 (a)	4,457,000	4,538,385
MEG Energy Corp. 5.88%, 2/1/2029 (a)	6,783,000	6,591,380
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	5,980,000	5,728,840
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	7,384,000	7,242,966
9.13%, 1/31/2030 (a)	7,774,333	7,838,316
Noble Finance II LLC 8.00%, 4/15/2030 (a)	7,050,000	7,357,732
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	7,195,000	7,288,247
8.75%, 6/15/2031 (a)	5,257,000	5,493,460
Parkland Corp.:
4.50%, 10/1/2029 (a)	7,446,000	6,864,170
4.63%, 5/1/2030 (a)	7,260,000	6,723,776
5.88%, 7/15/2027 (a)	4,977,000	4,958,187
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	8,080,200	7,893,467
7.88%, 9/15/2030 (a)	5,061,000	5,154,629
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	7,596,000	7,390,680
7.00%, 1/15/2032 (a)	4,285,000	4,419,420
8.00%, 4/15/2027 (a)	4,877,000	5,058,766
9.88%, 7/15/2031 (a)	5,020,000	5,577,471
Security Description	Principal Amount	Value
Petrofac Ltd. 9.75%, 11/15/2026 (a)	$ 5,964,000	$ 3,020,468
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	4,480,000	4,149,242
8.25%, 1/15/2029	6,109,000	6,361,668
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	5,705,000	5,396,531
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	5,804,000	6,049,219
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	6,187,000	6,399,028
Southwestern Energy Co.:
4.75%, 2/1/2032	10,898,000	10,112,581
5.38%, 2/1/2029	6,410,000	6,241,353
5.38%, 3/15/2030	8,935,000	8,707,068
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	5,576,000	5,333,165
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	7,723,550	7,208,003
4.50%, 4/30/2030	7,522,000	6,966,726
6.00%, 4/15/2027	4,907,000	4,923,389
7.00%, 9/15/2028 (a)	4,791,000	4,945,845
Talos Production, Inc. 12.00%, 1/15/2026	6,412,000	6,610,003
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	5,013,000	5,187,703
Transocean, Inc.:
8.00%, 2/1/2027 (a)	5,850,000	5,754,703
8.75%, 2/15/2030 (a)	10,605,562	11,093,524
11.50%, 1/30/2027 (a)	6,437,000	6,731,493
Valaris Ltd. 8.38%, 4/30/2030 (a)	11,197,000	11,456,658
Vital Energy, Inc.:
9.75%, 10/15/2030	5,870,000	6,083,609
10.13%, 1/15/2028 (b)	6,723,000	6,932,489
		471,718,621
OIL & GAS SERVICES — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	7,698,000	7,591,537
6.88%, 4/1/2027 (a)	4,369,000	4,391,762
CGG SA 8.75%, 4/1/2027 (a) (b)	4,179,000	3,813,212
Enerflex Ltd. 9.00%, 10/15/2027 (a)	6,808,000	6,595,931
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	3,421,000	3,463,181
Oceaneering International, Inc. 6.00%, 2/1/2028 (a)	1,017,000	990,914

See accompanying notes to financial statements.
144

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 9/1/2027	$ 7,682,000	$ 7,613,553
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	15,008,000	15,644,940
		50,105,030
PACKAGING & CONTAINERS — 2.9%
ARD Finance SA 6.50%, 6/30/2027 (a)	13,000	6,063
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	6,037,000	5,296,200
4.00%, 9/1/2029 (a) (b)	10,292,000	8,722,470
6.00%, 6/15/2027 (a)	6,090,000	6,062,839
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	11,910,000	10,891,099
5.25%, 4/30/2025 (a)	7,656,000	7,447,604
5.25%, 8/15/2027 (a) (b)	16,987,000	13,163,548
Ball Corp.:
2.88%, 8/15/2030	9,908,000	8,495,912
3.13%, 9/15/2031 (b)	6,503,000	5,604,155
6.00%, 6/15/2029	9,482,000	9,677,614
6.88%, 3/15/2028	7,918,000	8,197,109
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	4,189,000	4,158,085
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	5,442,000	5,352,207
8.75%, 4/15/2030 (a) (b)	10,109,000	9,369,426
Crown Americas LLC 5.25%, 4/1/2030 (b)	5,303,000	5,217,940
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	6,603,000	6,550,638
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	5,638,000	5,084,518
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	5,740,000	5,369,540
LABL, Inc.:
5.88%, 11/1/2028 (a)	5,746,000	5,209,438
6.75%, 7/15/2026 (a)	8,058,000	7,856,308
10.50%, 7/15/2027 (a) (b)	7,402,000	7,092,152
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	50	49
7.88%, 8/15/2026 (a) (b)	24,792,000	25,269,246
9.25%, 4/15/2027 (a)	12,643,000	12,489,135
Security Description	Principal Amount	Value
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a) (b)	$ 5,986,000	$ 6,002,821
7.25%, 5/15/2031 (a) (b)	6,588,000	6,685,371
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a) (b)	5,478,000	5,154,031
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	8,457,000	7,949,495
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	8,146,000	8,227,460
Silgan Holdings, Inc. 4.13%, 2/1/2028 (b)	4,888,000	4,665,107
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	6,972,000	7,514,840
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	8,937,000	8,793,740
8.50%, 8/15/2027 (a) (b)	7,336,000	7,202,852
		244,779,012
PHARMACEUTICALS — 2.0%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	4,092,000	3,684,846
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	5,813,000	4,508,912
5.13%, 3/1/2030 (a) (b)	6,907,000	5,440,022
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	1,202,500	663,696
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	14,426,000	8,700,609
5.25%, 1/30/2030 (a)	7,364,000	3,297,231
5.75%, 8/15/2027 (a)	5,806,000	3,743,825
6.13%, 2/1/2027 (a) (b)	9,233,000	6,230,798
6.25%, 2/15/2029 (a)	6,410,000	2,771,492
11.00%, 9/30/2028 (a) (b)	16,663,000	12,138,329
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	8,343,000	8,678,389
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	4,922,000	4,672,848
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	6,385,000	6,626,034
Grifols SA 4.75%, 10/15/2028 (a) (b)	6,658,000	6,053,720
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	5,754,000	5,708,486
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	6,539,000	5,132,330

See accompanying notes to financial statements.
145

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Jazz Securities DAC 4.38%, 1/15/2029 (a)	$ 12,665,000	$ 11,796,434
Kedrion SpA 6.50%, 9/1/2029 (a)	6,632,000	6,089,834
Mallinckrodt CB LLC Zero Coupon, 12/1/2028	1,791,000	1,576,044
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	7,404,000	8,013,793
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	6,102,000	5,560,509
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	19,139,000	17,615,727
5.13%, 4/30/2031 (a)	18,248,000	15,555,325
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (b)	4,938,000	4,723,246
Perrigo Finance Unlimited Co. 4.65%, 6/15/2030	6,727,000	6,117,332
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	4,557,000	4,000,271
		169,100,082
PIPELINES — 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	7,640,000	7,356,021
5.75%, 3/1/2027 (a)	6,349,500	6,306,641
5.75%, 1/15/2028 (a)	5,872,500	5,810,604
7.88%, 5/15/2026 (a)	3,541,000	3,632,676
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	4,998,000	5,062,224
Buckeye Partners LP:
4.13%, 3/1/2025 (a)	5,192,000	5,047,455
4.50%, 3/1/2028 (a)	4,451,000	4,224,667
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	12,573,000	11,914,552
7.50%, 12/15/2033 (a)	4,621,000	4,789,297
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	9,119,000	8,408,539
4.38%, 6/15/2031 (a)	9,580,000	8,651,315
EnLink Midstream LLC:
5.63%, 1/15/2028 (a)	4,819,000	4,751,341
6.50%, 9/1/2030 (a)	8,551,000	8,727,236
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	6,459,000	6,111,118
4.75%, 1/15/2031 (a)	11,540,000	10,775,821
6.50%, 7/1/2027 (a)	7,541,000	7,696,872
7.50%, 6/1/2027 (a)	4,954,999	5,114,500
7.50%, 6/1/2030 (a)	5,907,000	6,368,573
Security Description	Principal Amount	Value
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	$ 6,597,000	$ 6,858,373
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	6,328,500	6,353,751
8.00%, 1/15/2027	8,882,000	9,039,034
8.25%, 1/15/2029	5,904,000	6,081,356
8.88%, 4/15/2030	4,757,000	4,923,400
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	9,430,000	9,428,963
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	28,763
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	6,320,000	5,842,082
5.13%, 6/15/2028 (a)	6,878,000	6,644,698
5.63%, 2/15/2026 (a)	7,183,000	7,132,863
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	5,243,000	5,521,928
ITT Holdings LLC 6.50%, 8/1/2029 (a)	12,551,000	11,095,712
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	7,956,000	7,800,301
6.63%, 12/15/2028 (a)	7,464,666	7,621,573
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	14,538,000	13,973,199
6.75%, 9/15/2025 (a)	12,910,000	12,813,691
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	17,170,000	17,348,053
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	5,284,000	5,146,669
NuStar Logistics LP:
5.75%, 10/1/2025	5,519,000	5,506,085
6.00%, 6/1/2026	4,704,000	4,690,782
6.38%, 10/1/2030	6,382,000	6,396,615
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	4,809,000	4,604,377
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (f)	8,229,000	8,212,871
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	7,730,000	7,250,663
7.50%, 10/1/2025 (a)	4,572,000	4,622,703

See accompanying notes to financial statements.
146

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	$ 500	$ 508
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	11,083,000	9,980,796
3.88%, 11/1/2033 (a)	10,605,000	8,998,130
4.13%, 8/15/2031 (a)	10,934,000	9,660,736
6.25%, 1/15/2030 (a)	10,275,000	10,238,935
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	21,809,000	22,025,781
8.38%, 6/1/2031 (a)	21,992,000	21,996,838
9.50%, 2/1/2029 (a)	27,987,000	29,589,256
9.88%, 2/1/2032 (a)	19,782,000	20,600,381
		438,779,318
REAL ESTATE — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. 7.00%, 4/15/2030 (a)	6,531,000	6,031,901
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a) (b)	7,527,000	7,485,451
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	5,802,000	5,227,138
4.38%, 2/1/2031 (a)	5,337,000	4,680,602
5.38%, 8/1/2028 (a)	6,496,000	6,258,831
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,380,000	4,849,209
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,686,000	4,744,740
4.75%, 2/1/2030	6,122,000	4,927,904
5.00%, 3/1/2031 (b)	5,394,000	4,301,769
Realogy Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	537,000	400,747
5.75%, 1/15/2029 (a)	7,294,000	5,672,835
		54,581,127
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	4,070,000	3,425,719
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	8,746,000	7,876,210
5.75%, 5/15/2026 (a)	7,702,000	7,480,028
Diversified Healthcare Trust:
Zero Coupon, 1/15/2026 (a)	9,817,000	8,039,927
4.38%, 3/1/2031	2,948,000	2,220,994
Security Description	Principal Amount	Value
4.75%, 2/15/2028	$ 3,000	$ 2,304
9.75%, 6/15/2025	5,175,000	5,091,683
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	5,212,000	4,358,639
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	8,690,000	8,201,622
8.00%, 6/15/2027 (a)	5,579,000	5,809,078
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	7,409,000	6,788,422
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	9,458,000	8,591,647
4.88%, 9/15/2029 (a)	9,090,000	8,585,323
5.00%, 7/15/2028 (a)	4,612,000	4,436,928
5.25%, 7/15/2030 (a)	11,686,000	11,116,658
5.63%, 7/15/2032 (a)	7,030,000	6,658,324
7.00%, 2/15/2029 (a)	9,773,000	10,075,768
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	6,430,000	6,058,989
4.75%, 6/15/2029 (a)	6,085,000	5,487,149
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	11,945,000	7,483,781
4.63%, 8/1/2029 (b)	9,763,000	7,081,690
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	3,980,000	3,349,886
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	6,365,000	5,938,418
5.88%, 10/1/2028 (a)	5,780,000	5,685,092
7.50%, 6/1/2025 (a)	4,448,500	4,490,138
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	5,184,000	4,836,205
4.75%, 10/15/2027	4,221,000	4,099,942
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	5,928,000	5,833,271
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	4,793,000	4,565,668
4.00%, 9/15/2029 (a) (b)	3,202,000	2,887,211
SBA Communications Corp.:
3.13%, 2/1/2029	14,444,500	13,001,639
3.88%, 2/15/2027	11,870,500	11,394,256
Service Properties Trust:
7.50%, 9/15/2025	8,141,000	8,247,647
8.63%, 11/15/2031 (a)	9,655,000	10,120,564

See accompanying notes to financial statements.
147

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	$ 3,768,000	$ 3,560,948
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	6,860,000	4,797,678
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	5,104,000	4,393,932
6.50%, 2/15/2029 (a)	10,864,000	7,857,497
10.50%, 2/15/2028 (a)	24,442,000	24,792,743
XHR LP:
4.88%, 6/1/2029 (a)	6,037,000	5,559,896
6.38%, 8/15/2025 (a)	4,558,000	4,548,838
		274,832,352
RETAIL — 5.0%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	6,662,000	6,143,696
3.88%, 1/15/2028 (a)	13,769,500	13,015,758
4.00%, 10/15/2030 (a)	25,639,000	23,067,921
4.38%, 1/15/2028 (a)	7,672,000	7,329,062
5.75%, 4/15/2025 (a)	4,089,500	4,081,117
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a) (b)	6,550,000	6,070,999
5.00%, 2/15/2032 (a) (b)	6,193,000	5,642,318
Bath & Body Works, Inc.:
6.63%, 10/1/2030 (a) (b)	8,541,000	8,738,126
7.50%, 6/15/2029 (b)	3,527,000	3,674,922
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	5,457,000	5,595,444
Carvana Co.:
12.00%, 12/1/2028 (a)	1,899	1,611
13.00%, 6/1/2030 (a)	2,474	2,082
14.00%, 6/1/2031 (a)	5,446	4,655
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	7,236,000	7,078,906
eG Global Finance PLC 12.00%, 11/30/2028 (a)	11,057,000	11,772,941
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a) (b)	5,000	5,323
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	6,569,000	6,429,212
5.88%, 4/1/2029 (a)	7,878,000	7,452,194
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	8,017,000	7,286,571
6.75%, 1/15/2030 (a) (b)	12,011,000	10,543,856
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	3,607,500	3,368,864
Security Description	Principal Amount	Value
5.63%, 1/1/2030 (a)	$ 5,287,000	$ 5,062,197
Gap, Inc.:
3.63%, 10/1/2029 (a) (b)	7,139,000	6,099,133
3.88%, 10/1/2031 (a)	7,142,000	5,884,437
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	6,900,500	6,401,318
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	4,654,000	4,099,522
IRB Holding Corp. 7.00%, 6/15/2025 (a)	7,558,000	7,565,785
Kohl's Corp. 4.63%, 5/1/2031	5,450,000	4,305,827
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	7,097,000	6,317,891
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	8,874,000	8,261,960
8.25%, 8/1/2031 (a)	5,849,000	6,117,820
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	7,534,000	6,831,229
4.38%, 1/15/2031 (a)	4,598,000	4,185,697
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	9,111,000	8,736,082
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	4,987,000	4,794,452
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	8,017,000	6,391,874
7.88%, 5/1/2029 (a) (b)	13,940,000	8,874,762
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	4,795,000	4,201,331
4.75%, 9/15/2029	5,094,000	4,837,517
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	9,679,000	9,304,616
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	4,902,000	4,269,054
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	3,878,000	3,763,211
3.75%, 6/15/2029	4,774,000	4,268,290
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	12,706,000	11,946,817
7.75%, 2/15/2029 (a)	11,191,000	10,907,084
QVC, Inc.:
4.38%, 9/1/2028	4,664,000	3,368,854
4.75%, 2/15/2027 (b)	6,089,000	4,816,338
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	5,550,000	5,916,855
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	6,969,000	6,341,302
4.88%, 11/15/2031 (a) (b)	4,637,000	4,130,269

See accompanying notes to financial statements.
148

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	$ 5,812,000	$ 5,750,625
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	5,637,000	5,369,186
6.00%, 12/1/2029 (a)	6,633,000	6,244,970
Staples, Inc.:
7.50%, 4/15/2026 (a)	17,450,000	16,279,105
10.75%, 4/15/2027 (a) (b)	12,057,000	8,800,646
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	6,765,000	6,187,675
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,651,000	5,223,106
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	6,545,000	5,470,573
Walgreens Boots Alliance, Inc. 3.20%, 4/15/2030	4,680,000	4,120,272
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	5,709,000	5,538,643
Yum! Brands, Inc.:
3.63%, 3/15/2031	8,191,000	7,386,644
4.63%, 1/31/2032	9,905,000	9,254,143
4.75%, 1/15/2030 (a)	8,171,000	7,911,407
5.38%, 4/1/2032 (b)	9,574,000	9,435,081
		418,279,178
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,258,000	3,287,192
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	7,891,000	7,840,655
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	5,747,000	5,342,699
		16,470,546
SOFTWARE — 3.0%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	23,083,000	20,945,745
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	5,475,000	5,499,802
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,347,000	6,197,719
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	20,778
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	7,265,000	7,582,916
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	7,462,000	7,605,867
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	7,774,000	7,319,998
Security Description	Principal Amount	Value
4.88%, 7/1/2029 (a) (b)	$ 6,945,000	$ 6,517,744
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	34,198,000	32,607,109
9.00%, 9/30/2029 (a)	36,432,000	34,613,315
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	6,319,000	5,777,019
Elastic NV 4.13%, 7/15/2029 (a)	5,561,000	5,109,280
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	6,664,000	6,305,543
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	4,180,000	4,067,349
Open Text Corp.:
3.88%, 2/15/2028 (a)	7,902,000	7,330,211
3.88%, 12/1/2029 (a)	7,106,000	6,375,645
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a) (b)	8,227,000	7,461,971
4.13%, 12/1/2031 (a) (b)	6,688,000	5,906,039
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	5,645,000	4,947,899
PTC, Inc.:
3.63%, 2/15/2025 (a)	2,902,000	2,833,310
4.00%, 2/15/2028 (a)	4,612,000	4,366,227
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	4,085,000	1,635,348
5.38%, 12/1/2028 (a)	3,949,000	1,419,744
ROBLOX Corp. 3.88%, 5/1/2030 (a)	9,388,000	8,371,092
Rocket Software, Inc. 6.50%, 2/15/2029 (a) (b)	6,365,000	5,538,059
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	17,082,000	16,862,155
Twilio, Inc.:
3.63%, 3/15/2029	4,563,000	4,161,821
3.88%, 3/15/2031	4,172,000	3,718,879
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	16,415,000	13,511,187
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	7,325,000	6,638,648
		251,248,419
TELECOMMUNICATIONS — 4.5%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	11,443,500	5,437,951
10.50%, 5/15/2027 (a)	16,603,000	10,717,403
Altice France SA:
5.13%, 7/15/2029 (a)	20,823,000	16,209,040
5.50%, 1/15/2028 (a)	10,261,000	8,438,236
5.50%, 10/15/2029 (a)	19,132,500	14,992,418
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (g)	146,527	20,148

See accompanying notes to financial statements.
149

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	$ 4,317,000	$ 4,007,687
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	2,586,000	2,231,304
CommScope, Inc.:
4.75%, 9/1/2029 (a)	10,614,750	7,190,219
6.00%, 3/1/2026 (a) (b)	14,091,000	12,541,413
7.13%, 7/1/2028 (a)	6,293,000	3,011,012
8.25%, 3/1/2027 (a) (b)	7,833,000	4,131,438
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	19,800,000	19,689,516
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a) (b)	7,548,000	6,530,454
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	13,537,000	12,507,511
5.88%, 10/15/2027 (a)	10,964,000	10,582,453
5.88%, 11/1/2029 (b)	8,922,765	7,560,794
6.00%, 1/15/2030 (a) (b)	9,727,000	8,285,848
6.75%, 5/1/2029 (a) (b)	8,464,000	7,567,916
8.63%, 3/15/2031 (a)	7,888,000	8,043,788
8.75%, 5/15/2030 (a)	11,820,000	12,166,917
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	9,224,000	4,440,341
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	11,905,000	11,878,333
7.00%, 10/15/2028 (a)	7,937,000	7,899,299
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	28,064,000	26,861,177
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a) (b)	5,859,000	5,472,189
3.63%, 1/15/2029 (a)	7,019,500	2,949,243
3.75%, 7/15/2029 (a)	6,436,825	2,712,028
3.88%, 11/15/2029 (a)	6,680,000	5,660,298
4.25%, 7/1/2028 (a)	10,711,000	5,321,439
4.63%, 9/15/2027 (a)	8,016,000	4,837,416
10.50%, 5/15/2030 (a) (b)	11,078,000	10,810,909
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a) (b)	9,818,000	6,226,281
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,076
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	7,297,000	7,012,344
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	3,858,000	2,385,826
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	450
3.38%, 4/15/2029	700	650
Viasat, Inc.:
5.63%, 4/15/2027 (a) (b)	5,453,000	5,275,341
7.50%, 5/30/2031 (a)	8,117,000	6,345,789
Security Description	Principal Amount	Value
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	$ 12,175,000	$ 10,670,170
4.75%, 7/15/2031 (a)	12,884,000	11,506,829
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	5,364,000	4,963,202
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	5,916,000	5,032,800
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	18,791,000	19,417,116
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a) (b)	13,487,000	11,815,691
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	14,532,000	11,663,383
6.13%, 3/1/2028 (a) (b)	8,784,000	6,324,480
		379,351,566
TRANSPORTATION — 0.5%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	5,697,000	5,212,413
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	5,643,000	4,906,589
GN Bondco LLC 9.50%, 10/15/2031 (a)	7,642,000	7,451,791
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	8,369,000	8,004,530
Seaspan Corp. 5.50%, 8/1/2029 (a)	5,736,000	4,806,883
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	4,475,000	4,474,955
XPO, Inc. 7.13%, 2/1/2032 (a)	6,649,000	6,857,579
		41,714,740
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	9,763,000	9,397,766
7.88%, 12/1/2030 (a)	4,379,501	4,564,053
NAC Aviation 29 DAC 4.75%, 6/30/2026	3,680,127	3,381,963
		17,343,782
TOTAL CORPORATE BONDS & NOTES (Cost $8,435,502,933)		8,218,320,448

See accompanying notes to financial statements.
150

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.1%
HOUSEHOLD PRODUCTS — 0.0% (d)
Cenveo Enterprises, Inc. (g) (h)	20,138	$ 120,829
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (d)
Diebold Nixdorf, Inc. (b) (h)	2,034	58,884
TRADING COMPANIES & DISTRIBUTORS — 0.1%
ATD New Holdings, Inc. (g) (h)	35,050	2,900,388
TOTAL COMMON STOCKS (Cost $1,264,535)		3,080,101
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (i) (j)	49,991,613	50,011,609
State Street Navigator Securities Lending Portfolio II (k) (l)	498,109,765	498,109,765
TOTAL SHORT-TERM INVESTMENTS (Cost $548,120,825)		548,121,374
TOTAL INVESTMENTS — 104.3% (Cost $8,984,888,293)		8,769,521,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(360,807,214)
NET ASSETS — 100.0%		$ 8,408,714,709
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 84.7% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $3,041,365, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$8,218,300,300	$ 20,148	$8,218,320,448
Common Stocks	58,884	—	3,021,217	3,080,101
Short-Term Investments	548,121,374	—	—	548,121,374
TOTAL INVESTMENTS	$548,180,258	$8,218,300,300	$3,041,365	$8,769,521,923
See accompanying notes to financial statements.
151

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,394,510	$ 13,397,189	$1,059,716,276	$1,023,105,767	$3,575	$336	49,991,613	$ 50,011,609	$1,597,317
State Street Navigator Securities Lending Portfolio II	709,501,256	709,501,256	945,194,337	1,156,585,828	—	—	498,109,765	498,109,765	2,778,047
Total		$722,898,445	$2,004,910,613	$2,179,691,595	$3,575	$336		$548,121,374	$4,375,364

See accompanying notes to financial statements.
152

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.5%
ADVERTISING — 1.2%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 6,154,000	$ 5,671,280
Clear Channel International BV 6.63%, 8/1/2025 (a)	1,343,000	1,350,104
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	9,819,000	9,365,951
7.75%, 4/15/2028 (a) (b)	3,464,000	2,987,354
9.00%, 9/15/2028 (a)	8,912,000	9,300,474
CMG Media Corp. 8.88%, 12/15/2027 (a)	8,654,000	6,842,199
Lamar Media Corp.:
3.75%, 2/15/2028	3,054,000	2,880,075
4.00%, 2/15/2030	2,000	1,848
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	2,531,000	2,281,899
5.00%, 8/15/2027 (a) (b)	4,641,000	4,522,469
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	2,729,000	2,560,975
		47,764,628
AEROSPACE & DEFENSE — 2.8%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	12,303,000	11,978,939
7.13%, 6/15/2026 (a)	6,036,000	6,039,441
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	1,644,000	1,632,837
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	1,725,000	1,719,428
5.90%, 2/1/2027	2,801,000	2,873,154
6.88%, 5/1/2025	6,510,000	6,602,768
Moog, Inc. 4.25%, 12/15/2027 (a)	6,236,500	5,915,632
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	11,415,000	11,022,895
5.75%, 10/15/2027 (a)	20,000	20,022
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	4,924,000	4,346,760
TransDigm, Inc.:
5.50%, 11/15/2027	10,573,000	10,379,091
6.25%, 3/15/2026 (a)	27,999,000	27,965,681
6.75%, 8/15/2028 (a)	14,753,000	15,139,971
7.50%, 3/15/2027	74,000	74,398
Triumph Group, Inc.:
7.75%, 8/15/2025 (b)	2,199,000	2,195,833
9.00%, 3/15/2028 (a)	6,697,000	7,117,438
		115,024,288
Security Description	Principal Amount	Value
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	$ 3,691,500	$ 3,635,242
Vector Group Ltd. 10.50%, 11/1/2026 (a)	3,076,000	3,084,059
		6,719,301
AIRLINES — 2.5%
Air Canada 3.88%, 8/15/2026 (a)	7,681,000	7,351,255
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	4,819,000	4,737,511
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	5,907,000	5,752,768
American Airlines Pass-Through Trust:
Series 2015-1, Class A, 3.38%, 11/1/2028	3,264,594	2,989,160
Series 2014-1, Class A, 3.70%, 4/1/2028	2,049,211	1,904,434
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	6,240,000	6,338,467
8.50%, 5/15/2029 (a)	4,000	4,231
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 4/20/2026 (a)	16,725,466	16,589,990
Delta Air Lines, Inc.:
2.90%, 10/28/2024	12,760,000	12,430,664
7.38%, 1/15/2026	6,139,000	6,373,326
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	8,755,480	8,266,136
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	8,581,999	6,175,294
United Airlines Holdings, Inc. 4.88%, 1/15/2025	3,675,000	3,647,180
United Airlines, Inc. 4.38%, 4/15/2026 (a)	12,164,000	11,863,792
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.88%, 5/1/2027 (a) (b)	6,724,000	5,821,236
9.50%, 6/1/2028 (a) (b)	2,211,000	1,870,550
		102,115,994
APPAREL — 0.2%
Hanesbrands, Inc. 4.88%, 5/15/2026 (a) (b)	3,990,000	3,840,295
Under Armour, Inc. 3.25%, 6/15/2026	3,557,000	3,363,642
William Carter Co. 5.63%, 3/15/2027 (a)	2,312,000	2,288,556
		9,492,493

See accompanying notes to financial statements.
153

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.7%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	$ 2,112,000	$ 2,046,971
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	8,756,000	8,833,841
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	2,670,000	2,497,545
5.88%, 1/15/2028 (a)	2,813,000	2,753,392
7.75%, 10/15/2025 (a)	6,861,000	6,925,356
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	14,000	14,146
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (a)	1,128,000	1,088,836
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	955,000	969,755
Wabash National Corp. 4.50%, 10/15/2028 (a)	3,576,000	3,249,261
		28,379,103
AUTO PARTS & EQUIPMENT — 2.2%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	6,917,000	6,801,348
7.00%, 4/15/2028 (a)	3,245,000	3,364,546
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	252,000	223,121
6.50%, 4/1/2027 (b)	4,894,000	4,911,520
6.88%, 7/1/2028	4,075,000	4,013,182
Clarios Global LP 6.75%, 5/15/2025 (a)	4,617,000	4,655,229
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	6,095,000	6,098,047
6.75%, 5/15/2028 (a)	8,983,000	9,248,448
8.50%, 5/15/2027 (a)	5,283,500	5,320,432
Cooper-Standard Automotive, Inc. 5.63%, 5/15/2027 (a)	199,215	149,337
Dana, Inc.:
5.38%, 11/15/2027 (b)	2,948,000	2,928,750
5.63%, 6/15/2028 (b)	4,844,000	4,801,082
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	386,000	382,711
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	4,208,000	4,077,762
5.00%, 5/31/2026 (b)	7,682,000	7,558,397
9.50%, 5/31/2025	5,469,000	5,565,254
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	2,215,000	1,919,032
Tenneco, Inc. 8.00%, 11/17/2028 (a)	13,257,000	11,318,164
Titan International, Inc. 7.00%, 4/30/2028	82,000	82,107
Security Description	Principal Amount	Value
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	$ 5,358,000	$ 5,290,007
6.88%, 4/14/2028 (a)	1,702,000	1,769,433
		90,477,909
BANKS — 0.9%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	5,173,000	4,929,352
7.63%, 5/1/2026 (a)	2,649,000	2,616,629
12.00%, 10/1/2028 (a)	4,744,000	5,172,905
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	17,712,000	17,525,492
5.71%, 1/15/2026 (a)	7,116,000	7,091,877
		37,336,255
BIOTECHNOLOGY — 0.0% (c)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,066,000	817,144
CHEMICALS — 2.1%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	5,188,000	3,782,882
Avient Corp. 5.75%, 5/15/2025 (a)	2,256,000	2,257,737
Braskem Netherlands Finance BV 8.50%, 1/12/2031 (a) (b)	2,008,000	1,850,673
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a) (b)	3,452,000	3,519,487
Chemours Co.:
4.63%, 11/15/2029 (a)	1,605,000	1,408,901
5.38%, 5/15/2027 (b)	2,473,000	2,417,704
5.75%, 11/15/2028 (a)	5,992,000	5,708,578
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	2,286,000	1,954,233
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	544,000	514,907
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	60,000	55,340
Herens Holdco SARL 4.75%, 5/15/2028 (a) (b)	4,676,000	3,823,191
INEOS Finance PLC 6.75%, 5/15/2028 (a) (b)	5,935,000	5,831,019
INEOS Quattro Finance 2 PLC:
3.38%, 1/15/2026 (a)	25,000	23,690
9.63%, 3/15/2029 (a)	1,029,000	1,095,597
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	1,240,000	1,114,202
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	1,000,000	874,010
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	3,925,000	3,774,241
Methanex Corp. 5.13%, 10/15/2027	8,437,000	8,239,912

See accompanying notes to financial statements.
154

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	$ 611,000	$ 585,827
Olin Corp. 5.13%, 9/15/2027	6,527,000	6,362,976
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	5,367,000	4,852,305
9.75%, 11/15/2028 (a)	9,787,000	10,434,214
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	1,606,000	1,570,845
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	4,086,571	3,731,611
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a) (b)	5,808,000	5,471,717
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	1,321,000	1,266,192
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	1,096,000	933,759
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	2,891,700	2,785,951
		86,241,701
COMMERCIAL SERVICES — 4.9%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	590,000	570,990
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a) (b)	3,256,000	3,237,539
Albion Financing 2 SARL 8.75%, 4/15/2027 (a) (b)	4,363,000	4,322,599
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	12,595,000	12,542,983
9.75%, 7/15/2027 (a) (b)	2,456,000	2,405,259
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	21,738,000	19,922,917
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	5,861,000	5,585,826
Aptim Corp. 7.75%, 6/15/2025 (a)	1,270,000	1,205,306
APX Group, Inc. 6.75%, 2/15/2027 (a) (b)	5,986,000	5,990,789
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	2,502,000	2,317,503
5.75%, 7/15/2027 (a) (b)	3,196,000	3,100,408
5.75%, 7/15/2027 (a)	5,448,000	5,229,426
Security Description	Principal Amount	Value
Block, Inc. 2.75%, 6/1/2026 (b)	$ 1,458,000	$ 1,372,969
Brink's Co.:
4.63%, 10/15/2027 (a)	4,590,000	4,410,256
5.50%, 7/15/2025 (a)	4,690,000	4,661,485
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	2,222,000	2,259,485
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	2,153,000	1,886,846
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	1,426,000	1,370,357
7.75%, 2/15/2028 (a)	1,391,000	1,446,278
9.50%, 11/1/2027 (a) (b)	5,438,154	5,486,173
Gartner, Inc. 4.50%, 7/1/2028 (a)	225,000	213,192
Graham Holdings Co. 5.75%, 6/1/2026 (a)	4,639,000	4,622,160
Grand Canyon University 4.13%, 10/1/2024	10,100,000	9,603,282
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,176,000	4,127,057
Hertz Corp. 4.63%, 12/1/2026 (a) (b)	6,645,000	6,041,966
Korn Ferry 4.63%, 12/15/2027 (a)	3,488,000	3,365,885
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	1,000	998
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	9,681,000	8,695,474
5.75%, 11/1/2028 (a) (b)	2,572,000	2,122,672
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	477,000	441,616
5.25%, 4/15/2024 (a)	1,398,000	1,393,554
5.75%, 4/15/2026 (a)	6,329,000	6,357,227
6.25%, 1/15/2028 (a) (b)	11,388,000	11,278,106
Sabre GLBL, Inc. 8.63%, 6/1/2027 (a)	8,052,000	7,319,832
Service Corp. International 4.63%, 12/15/2027	2,031,000	1,974,518
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	1,795,000	1,740,001
Sotheby's 7.38%, 10/15/2027 (a)	5,642,000	5,437,252
United Rentals North America, Inc.:
3.88%, 11/15/2027	178,000	169,974
4.88%, 1/15/2028 (b)	10,253,000	10,014,310
5.50%, 5/15/2027 (b)	9,222,000	9,251,787
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	4,569,000	4,594,952

See accompanying notes to financial statements.
155

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	$ 6,955,000	$ 6,750,314
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	4,513,000	4,277,241
6.13%, 6/15/2025 (a)	3,275,000	3,276,507
WW International, Inc. 4.50%, 4/15/2029 (a)	2,260,000	1,494,809
		203,890,080
COMPUTERS — 0.9%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	3,556,200	3,126,967
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	7,602,000	7,189,971
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	3,650,600	3,569,995
Science Applications International Corp. 4.88%, 4/1/2028 (a)	2,995,000	2,864,628
Seagate HDD Cayman:
4.75%, 1/1/2025	1,587,000	1,572,749
4.88%, 6/1/2027	1,402,000	1,376,680
Unisys Corp. 6.88%, 11/1/2027 (a)	2,052,000	1,849,180
Vericast Corp. 11.00%, 9/15/2026 (a)	2,528,452	2,680,361
Virtusa Corp. 7.13%, 12/15/2028 (a)	2,797,000	2,404,021
Western Digital Corp. 4.75%, 2/15/2026	11,553,000	11,326,215
		37,960,767
CONSTRUCTION MATERIALS — 1.3%
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	2,254,000	2,316,323
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	2,113,000	2,149,872
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	4,255,000	3,711,722
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	4,650,000	4,686,177
Griffon Corp. 5.75%, 3/1/2028	6,181,000	6,076,294
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	4,005,000	3,892,580
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	2,103,000	2,016,272
Masonite International Corp. 5.38%, 2/1/2028 (a)	1,143,000	1,105,052
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,466,000	4,271,327
Security Description	Principal Amount	Value
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	$ 6,585,000	$ 6,500,910
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	4,143,000	3,989,916
5.00%, 2/15/2027 (a)	10,381,000	10,123,032
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	3,012,000	2,921,459
		53,760,936
DISTRIBUTION & WHOLESALE — 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	3,693,000	3,504,029
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	4,256,000	4,113,509
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	700,000	707,308
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	3,102,000	3,198,255
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a) (d)	2,424,000	84,840
9.00%, 11/15/2026 (a) (d)	48,500	4,607
		11,612,548
DIVERSIFIED FINANCIAL SERVICES — 4.6%
Aircastle Ltd. 6.50%, 7/18/2028 (a) (b)	3,430,000	3,499,800
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	5,816,000	5,802,100
Avolon Holdings Funding Ltd. 6.38%, 5/4/2028 (a)	3,700,000	3,774,999
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a) (b)	2,740,667	2,721,702
9.75%, 3/15/2029 (a)	2,151,000	2,229,447
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	2,731,000	2,563,399
Coinbase Global, Inc. 3.38%, 10/1/2028 (a) (b)	4,506,000	3,748,902
Credit Acceptance Corp.:
6.63%, 3/15/2026 (b)	1,995,000	1,991,569
9.25%, 12/15/2028 (a)	5,808,000	6,203,583
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	4,884,000	1,643,026
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	3,627,000	3,617,969
Enova International, Inc. COR, 11.25%, 12/15/2028 (a)	2,976,000	3,069,655
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	1,485,000	1,191,252
GGAM Finance Ltd.:
7.75%, 5/15/2026 (a)	349,000	355,198
8.00%, 2/15/2027 (a)	5,770,000	5,921,693

See accompanying notes to financial statements.
156

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
8.00%, 6/15/2028 (a)	$ 4,061,000	$ 4,213,856
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	7,614,000	7,169,114
goeasy Ltd. 9.25%, 12/1/2028 (a)	3,884,000	4,150,753
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	6,796,000	6,157,108
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	2,139,000	1,834,963
6.50%, 11/1/2025 (a)	5,571,000	5,163,593
Macquarie Airfinance Holdings Ltd. 8.38%, 5/1/2028 (a)	550,000	575,696
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	7,274,000	6,808,682
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a) (b)	3,367,000	3,289,256
5.50%, 8/15/2028 (a)	3,271,000	3,151,837
6.00%, 1/15/2027 (a)	1,097,000	1,089,102
Navient Corp.:
4.88%, 3/15/2028	7,647,000	7,107,734
5.00%, 3/15/2027	5,803,000	5,604,015
5.88%, 10/25/2024	5,067,000	5,054,586
6.75%, 6/25/2025	1,000	1,012
6.75%, 6/15/2026	2,432,000	2,470,693
NFP Corp.:
4.88%, 8/15/2028 (a)	2,000	1,988
6.88%, 8/15/2028 (a)	12,862,000	13,082,841
OneMain Finance Corp.:
3.50%, 1/15/2027	6,625,000	6,146,741
3.88%, 9/15/2028	5,178,000	4,585,430
6.63%, 1/15/2028	3,917,000	3,958,128
6.88%, 3/15/2025	2,507,000	2,527,733
7.13%, 3/15/2026 (b)	11,243,000	11,456,954
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	3,605,000	3,667,691
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	5,517,000	5,222,061
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	2,008,000	1,808,987
5.38%, 10/15/2025 (a)	2,627,000	2,598,865
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	3,299,000	2,965,636
PRA Group, Inc. 8.38%, 2/1/2028 (a)	2,147,000	2,045,168
Radian Group, Inc. 4.88%, 3/15/2027	460,000	447,184
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 2.88%, 10/15/2026 (a)	5,528,000	5,124,180
SLM Corp. 4.20%, 10/29/2025	3,690,000	3,582,141
Security Description	Principal Amount	Value
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	$ 4,731,000	$ 4,701,100
5.50%, 4/15/2029 (a)	2,062,000	1,951,580
5.75%, 6/15/2027 (a)	1,730,000	1,695,590
		189,746,292
ELECTRIC — 2.6%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	3,101,000	2,901,947
Calpine Corp.:
4.50%, 2/15/2028 (a)	4,617,000	4,392,752
4.63%, 2/1/2029 (a)	70,000	65,014
5.13%, 3/15/2028 (a)	3,239,000	3,103,869
5.25%, 6/1/2026 (a)	6,419,000	6,333,306
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	6,537,000	6,295,131
DPL, Inc. 4.13%, 7/1/2025	1,501,000	1,468,623
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	3,648,000	3,611,666
FirstEnergy Corp. Series B, 4.15%, 7/15/2027	8,699,000	8,363,393
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	8,180,000	7,799,875
4.25%, 7/15/2024 (a)	5,038,000	4,991,600
4.50%, 9/15/2027 (a)	5,693,000	5,480,936
7.25%, 1/15/2029 (a)	1,665,000	1,744,471
NRG Energy, Inc.:
5.75%, 1/15/2028 (b)	3,114,000	3,102,291
6.63%, 1/15/2027	6,156,000	6,191,397
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,521,000	6,157,324
PG&E Corp. 5.00%, 7/1/2028 (b)	2,125,000	2,066,690
Pike Corp. 5.50%, 9/1/2028 (a)	4,768,000	4,541,901
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	4,461,000	4,415,632
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	13,104,000	12,759,758
5.50%, 9/1/2026 (a)	4,938,000	4,905,804
5.63%, 2/15/2027 (a)	7,558,000	7,473,199
		108,166,579
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	4,692,000	4,364,921
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	10,643,000	10,719,736
7.25%, 6/15/2028 (a)	5,572,000	5,725,731
		20,810,388

See accompanying notes to financial statements.
157

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.3%
Likewize Corp. 9.75%, 10/15/2025 (a)	$ 2,030,000	$ 2,056,694
Sensata Technologies BV 5.00%, 10/1/2025 (a)	10,208,000	10,219,433
		12,276,127
ENERGY-ALTERNATE SOURCES — 0.2%
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a)	2,652,000	2,249,400
11.75%, 10/1/2028 (a) (b)	2,348,000	2,136,539
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	3,337,000	3,261,884
		7,647,823
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SA 1.50%, 10/26/2024 (a) (d)	8,970,664	56,391
AECOM 5.13%, 3/15/2027	10,187,000	10,116,200
Artera Services LLC 9.03%, 12/4/2025 (a) (b)	7,983,117	7,572,146
Fluor Corp. 4.25%, 9/15/2028	962,000	917,883
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	1,825,000	1,787,606
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	1,428,000	1,345,647
		21,795,873
ENTERTAINMENT — 4.1%
Affinity Interactive 6.88%, 12/15/2027 (a)	6,392,000	5,707,033
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	8,813,000	4,687,194
Caesars Entertainment, Inc.:
6.25%, 7/1/2025 (a)	24,179,000	24,169,328
8.13%, 7/1/2027 (a)	9,455,000	9,690,240
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	9,003,000	8,996,428
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	7,290,000	7,148,647
5.50%, 5/1/2025 (a)	2,433,000	2,420,543
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	7,811,000	7,422,871
5.50%, 4/1/2027 (a)	4,075,000	4,032,375
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	9,798,000	8,993,094
5.88%, 3/15/2026 (a)	957,000	940,205
Security Description	Principal Amount	Value
International Game Technology PLC:
4.13%, 4/15/2026 (a)	$ 5,660,000	$ 5,497,105
6.25%, 1/15/2027 (a)	8,446,000	8,565,258
6.50%, 2/15/2025 (a)	3,262,000	3,264,349
Light & Wonder International, Inc. 7.00%, 5/15/2028 (a)	476,000	481,041
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	3,167,000	2,970,298
4.75%, 10/15/2027 (a)	6,916,000	6,643,371
4.88%, 11/1/2024 (a)	3,289,000	3,261,175
6.50%, 5/15/2027 (a)	9,108,000	9,270,396
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	2,874,000	2,857,819
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	1,366,000	1,271,760
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	9,690,000	9,141,934
13.25%, 12/15/2027 (a)	1,643,000	1,751,931
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	385,000	357,076
Odeon Finco PLC 12.75%, 11/1/2027 (a)	1,791,000	1,819,889
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	2,862,000	2,455,396
5.63%, 1/15/2027 (a)	3,148,000	3,059,100
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a) (b)	3,006,000	2,380,902
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	4,708,000	4,493,268
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a) (b)	3,509,000	3,432,574
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	2,464,000	2,477,429
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	4,152,000	3,909,938
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (e)	3,012,000	3,238,051
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,659,000	1,665,304
		168,473,322
ENVIRONMENTAL CONTROL — 0.8%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	4,995,000	4,889,256

See accompanying notes to financial statements.
158

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Enviri Corp. 5.75%, 7/31/2027 (a)	$ 1,838,000	$ 1,705,609
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	5,631,000	5,180,407
3.75%, 8/1/2025 (a)	4,953,000	4,833,980
4.00%, 8/1/2028 (a)	450,000	415,233
4.25%, 6/1/2025 (a)	1,865,000	1,836,745
5.13%, 12/15/2026 (a)	5,206,000	5,131,398
Madison IAQ LLC 4.13%, 6/30/2028 (a)	3,946,000	3,599,305
Stericycle, Inc. 5.38%, 7/15/2024 (a)	3,772,000	3,759,477
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	3,073,000	2,963,017
		34,314,427
FOOD — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.63%, 1/15/2027 (a)	6,621,000	6,419,457
5.88%, 2/15/2028 (a)	6,680,000	6,674,856
6.50%, 2/15/2028 (a)	16,533,000	16,793,229
B&G Foods, Inc.:
5.25%, 4/1/2025	484,000	477,442
5.25%, 9/15/2027 (b)	3,038,982	2,765,960
8.00%, 9/15/2028 (a)	5,670,000	5,966,711
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	3,312,000	2,694,941
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	3,480,000	3,271,026
7.50%, 4/15/2025 (a) (b)	2,397,000	2,395,514
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	2,284,000	220,589
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	1,940,000	1,897,107
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	7,612,000	7,505,736
Post Holdings, Inc.:
5.63%, 1/15/2028 (a) (b)	3,985,000	3,944,154
5.75%, 3/1/2027 (a)	6,117,000	6,101,157
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	3,042,000	2,724,476
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	2,212,000	1,968,304
U.S. Foods, Inc. 6.88%, 9/15/2028 (a)	1,473,000	1,519,237
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	6,025,000	4,877,720
		78,217,616
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	6,844,162	6,793,036
Security Description	Principal Amount	Value
5.00%, 2/1/2028 (a)	$ 7,411,000	$ 7,171,921
TKC Holdings, Inc. 6.88%, 5/15/2028 (a) (b)	4,149,220	3,854,169
		17,819,126
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,369,000	5,756,302
Mercer International, Inc. 5.13%, 2/1/2029	3,900,000	3,350,373
		9,106,675
GAS — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	7,624,006	7,524,208
5.75%, 5/20/2027	4,415,798	4,294,982
5.88%, 8/20/2026	4,126,000	4,076,116
9.38%, 6/1/2028 (a)	5,191,000	5,375,748
		21,271,054
HAND & MACHINE TOOLS — 0.0% (c)
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	1,533,000	1,593,339
HEALTH CARE PRODUCTS — 0.6%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,616,000	9,255,977
Bausch & Lomb Escrow Corp. 8.38%, 10/1/2028 (a)	10,146,000	10,709,001
Hologic, Inc. 4.63%, 2/1/2028 (a)	1,875,000	1,803,225
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	2,889,000	2,761,017
4.63%, 11/15/2027	1,163,000	1,133,309
		25,662,529
HEALTH CARE SERVICES — 3.3%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	450,000	443,704
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	3,428,000	3,322,075
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	3,280,000	3,131,186
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a) (b)	14,997,000	13,934,313
6.88%, 4/15/2029 (a)	3,170,000	2,069,217
8.00%, 3/15/2026 (a) (b)	8,398,000	8,380,532
8.00%, 12/15/2027 (a) (b)	3,846,000	3,735,274
Encompass Health Corp.:
4.50%, 2/1/2028	5,328,000	5,109,126
5.75%, 9/15/2025	3,052,000	3,036,893
Global Medical Response, Inc. 6.50%, 10/1/2025 (a) (b)	5,036,000	3,999,188

See accompanying notes to financial statements.
159

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
IQVIA, Inc. 5.00%, 5/15/2027 (a)	$ 12,737,000	$ 12,536,010
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a) (b)	3,159,700	2,926,167
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	3,012,000	2,228,760
ModivCare, Inc. 5.88%, 11/15/2025 (a)	458,000	455,747
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	3,795,000	3,597,129
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,122,000	5,984,561
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	4,252,000	2,176,896
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	8,446,500	8,420,823
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a) (b)	5,897,000	4,749,739
Select Medical Corp. 6.25%, 8/15/2026 (a)	1,407,000	1,415,400
Tenet Healthcare Corp.:
4.63%, 6/15/2028	4,716,000	4,494,914
4.88%, 1/1/2026	9,510,000	9,407,387
5.13%, 11/1/2027	12,690,000	12,414,119
6.13%, 10/1/2028 (b)	5,919,000	5,891,654
6.25%, 2/1/2027	7,425,000	7,447,646
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	4,656,000	3,891,531
		135,199,991
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a) (b)	4,231,000	4,436,119
Stena AB 7.00%, 2/1/2024 (a)	1,946,000	1,943,704
Stena International SA 6.13%, 2/1/2025 (a)	413,000	409,675
		6,789,498
HOME BUILDERS — 0.9%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	3,012,000	3,059,529
Beazer Homes USA, Inc. 5.88%, 10/15/2027	5,315,000	5,188,822
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	4,907,000	4,773,922
Century Communities, Inc. 6.75%, 6/1/2027	22,000	22,246
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	459,000	438,497
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	2,164,000	2,298,839
Security Description	Principal Amount	Value
M/I Homes, Inc. 4.95%, 2/1/2028	$ 2,477,000	$ 2,386,168
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	2,930,000	2,840,869
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	672,000	636,854
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	2,775,000	2,799,947
5.88%, 6/15/2027 (a)	3,927,000	3,949,031
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	4,635,000	4,636,298
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	3,202,000	3,182,052
		36,213,074
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc.:
5.00%, 4/15/2026 (a)	2,008,000	1,978,884
6.50%, 4/15/2026 (a)	362,000	362,293
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	7,153,000	6,995,205
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	3,039,000	868,273
		10,204,655
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	846,000	824,859
7.00%, 12/31/2027 (a) (b)	4,435,000	4,234,671
		5,059,530
HOUSEWARES — 0.8%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	3,675,939	3,646,458
Newell Brands, Inc.:
4.88%, 6/1/2025	7,472,000	7,349,086
5.20%, 4/1/2026	18,457,500	18,174,177
6.38%, 9/15/2027 (b)	5,012,000	5,000,222
		34,169,943
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a) (b)	7,478,000	7,460,427
10.13%, 8/1/2026 (a)	313,000	328,209
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,289,000	4,118,555
6.75%, 10/15/2027 (a)	7,985,000	7,957,691
6.75%, 4/15/2028 (a)	3,708,000	3,796,325

See accompanying notes to financial statements.
160

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a) (b)	$ 4,852,000	$ 4,905,420
HUB International Ltd. 7.00%, 5/1/2026 (a)	5,592,000	5,600,164
MGIC Investment Corp. 5.25%, 8/15/2028	2,476,000	2,413,877
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	4,803,000	4,826,439
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	1,653,000	1,586,401
		42,993,508
INTERNET — 2.6%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	3,332,000	2,725,343
ANGI Group LLC 3.88%, 8/15/2028 (a)	5,718,000	4,828,908
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	9,956,000	9,018,543
6.13%, 12/1/2028 (a)	4,054,000	3,534,237
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a) (b)	1,010,000	886,113
5.63%, 9/15/2028 (a)	3,586,000	2,861,341
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	3,023,000	2,895,853
7.00%, 6/15/2027 (a)	2,952,000	2,981,520
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	8,034,000	8,294,623
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	4,782,000	4,755,173
6.75%, 9/30/2027 (a)	4,233,000	4,305,596
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	3,693,000	3,622,021
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	1,144,000	961,029
ION Trading Technologies SARL 5.75%, 5/15/2028 (a)	3,015,000	2,669,391
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	4,821,000	4,623,194
5.00%, 12/15/2027 (a)	3,379,000	3,298,951
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	9,893,000	7,023,436
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	1,189,000	899,883
11.75%, 10/15/2028 (a) (b)	3,297,000	3,539,428
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%, 4/30/2027 (a)	1,616,000	1,551,182
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (f)	1,469,000	999,375
Security Description	Principal Amount	Value
10.25%, 11/30/2024 (a)	$ 6,164,000	$ 6,318,162
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a)	8,922,000	8,977,584
7.50%, 9/15/2027 (a)	6,595,000	6,828,067
8.00%, 11/1/2026 (a)	9,556,000	9,730,397
		108,129,350
INVESTMENT COMPANY SECURITY — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	14,046,000	13,959,336
5.25%, 5/15/2027	12,658,000	11,453,085
6.25%, 5/15/2026	2,820,000	2,691,944
6.38%, 12/15/2025	5,670,000	5,568,960
9.75%, 1/15/2029 (a)	3,284,000	3,355,099
		37,028,424
IRON/STEEL — 0.9%
ATI, Inc. 5.88%, 12/1/2027 (b)	2,269,000	2,241,386
Carpenter Technology Corp. 6.38%, 7/15/2028	2,293,000	2,301,851
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	2,988,000	2,975,958
6.75%, 3/15/2026 (a)	7,455,000	7,502,936
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	4,947,000	5,089,820
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	3,000	3,061
8.13%, 5/1/2027 (a)	7,703,000	7,770,709
9.25%, 10/1/2028 (a)	7,507,748	7,907,461
		35,793,182
IT SERVICES — 0.0% (c)
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a)	5,009,936	851,689
LEISURE TIME — 3.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d) (g)	1,771,000	—
Carnival Corp.:
4.00%, 8/1/2028 (a)	20,499,000	19,050,131
5.75%, 3/1/2027 (a)	22,368,000	21,796,945
7.63%, 3/1/2026 (a) (b)	966,200	982,761
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	17,690,000	19,326,325
Life Time, Inc.:
5.75%, 1/15/2026 (a) (b)	9,129,000	9,051,769
8.00%, 4/15/2026 (a) (b)	3,065,000	3,105,059
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	1,682,000	1,683,346
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	6,328,050	6,152,320
5.88%, 3/15/2026 (a)	8,369,000	8,178,522
5.88%, 2/15/2027 (a)	3,524,000	3,481,818

See accompanying notes to financial statements.
161

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
8.13%, 1/15/2029 (a)	$ 3,687,000	$ 3,871,350
8.38%, 2/1/2028 (a)	1,722,000	1,825,595
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	5,631,000	5,381,096
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	4,901,000	4,523,231
4.25%, 7/1/2026 (a)	1,717,000	1,658,382
5.38%, 7/15/2027 (a)	2,142,000	2,109,420
5.50%, 8/31/2026 (a)	7,670,000	7,604,498
5.50%, 4/1/2028 (a)	7,360,000	7,262,848
11.63%, 8/15/2027 (a)	8,748,000	9,548,967
Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	2,478,000	2,414,910
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	3,854,000	3,698,876
		142,708,169
LODGING — 4.0%
Boyd Gaming Corp. 4.75%, 12/1/2027	8,058,000	7,772,989
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	5,907,000	5,573,195
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	2,932,000	2,703,744
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	2,080,000	2,073,926
5.75%, 5/1/2028 (a)	5,216,000	5,221,007
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.00%, 6/1/2029 (a)	2,878,000	2,656,077
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	5,952,000	5,852,780
Las Vegas Sands Corp.:
2.90%, 6/25/2025	4,884,000	4,692,254
3.20%, 8/8/2024	14,706,000	14,420,557
3.50%, 8/18/2026	102,500	97,884
Melco Resorts Finance Ltd.:
4.88%, 6/6/2025	6,041,000	5,867,080
5.25%, 4/26/2026 (b)	1,547,000	1,487,812
5.63%, 7/17/2027	3,661,143	3,442,829
5.75%, 7/21/2028 (a)	4,887,000	4,508,600
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	2,568,000	2,438,265
5.25%, 6/18/2025 (a)	4,153,000	4,072,349
5.38%, 5/15/2024 (a)	5,428,000	5,404,768
5.88%, 5/15/2026 (a)	2,557,000	2,508,340
MGM Resorts International:
4.63%, 9/1/2026	3,376,000	3,293,187
4.75%, 10/15/2028	6,478,000	6,163,040
Security Description	Principal Amount	Value
5.50%, 4/15/2027	$ 7,026,000	$ 6,970,073
5.75%, 6/15/2025	2,621,000	2,615,470
6.75%, 5/1/2025	4,209,000	4,227,015
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,829,000	4,571,711
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	4,402,000	4,333,329
Studio City Finance Ltd.:
6.00%, 7/15/2025 (a)	3,262,000	3,204,067
6.50%, 1/15/2028 (a)	4,284,000	3,966,384
Travel & Leisure Co.:
6.00%, 4/1/2027	5,312,000	5,285,652
6.60%, 10/1/2025	4,770,000	4,775,056
6.63%, 7/31/2026 (a)	6,228,000	6,299,186
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	628,000	587,073
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a)	5,759,000	5,631,611
5.50%, 3/1/2025 (a)	5,621,039	5,592,428
Wynn Macau Ltd.:
4.88%, 10/1/2024 (a)	6,464,000	6,377,059
5.50%, 1/15/2026 (a)	4,001,000	3,898,454
5.50%, 10/1/2027 (a) (b)	1,132,000	1,064,555
5.63%, 8/26/2028 (a)	7,155,000	6,627,605
		166,277,411
MACHINERY, CONSTRUCTION & MINING — 0.0% (c)
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	1,810,000	1,679,771
MACHINERY-DIVERSIFIED — 0.7%
ATS Corp. 4.13%, 12/15/2028 (a)	2,394,000	2,219,477
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	4,066,000	2,691,895
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a) (b)	2,455,000	1,892,486
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	5,496,000	5,707,321
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	5,417,000	5,450,315
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	2,126,000	2,099,404
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	9,913,000	9,723,166
		29,784,064
MEDIA — 8.2%
Altice Financing SA 5.00%, 1/15/2028 (a)	8,627,000	7,844,704
AMC Networks, Inc. 4.75%, 8/1/2025	9,575,500	9,305,279

See accompanying notes to financial statements.
162

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Audacy Capital Corp. 6.50%, 5/1/2027 (a) (d)	$ 4,819,000	$ 84,863
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	8,861,000	8,482,458
5.13%, 5/1/2027 (a)	23,371,000	22,613,312
5.50%, 5/1/2026 (a)	6,930,000	6,883,361
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	6,901,000	6,764,153
5.38%, 2/1/2028 (a)	11,139,000	9,858,795
5.50%, 4/15/2027 (a)	6,616,000	6,040,606
7.50%, 4/1/2028 (a) (b)	1,163,000	868,028
11.25%, 5/15/2028 (a)	8,195,000	8,442,161
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	4,153,000	2,805,227
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	22,851,000	21,456,861
DISH DBS Corp.:
5.25%, 12/1/2026 (a)	24,236,000	20,825,025
5.75%, 12/1/2028 (a)	16,285,000	13,167,562
5.88%, 11/15/2024	16,074,000	15,144,441
7.38%, 7/1/2028	6,472,000	3,898,668
7.75%, 7/1/2026	11,679,000	8,153,344
DISH Network Corp. 11.75%, 11/15/2027 (a)	14,138,000	14,748,196
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	4,833,000	4,281,603
GCI LLC 4.75%, 10/15/2028 (a)	3,705,000	3,418,381
Gray Television, Inc.:
5.88%, 7/15/2026 (a)	4,415,000	4,302,020
7.00%, 5/15/2027 (a) (b)	5,649,000	5,343,050
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	3,852,000	2,963,652
5.25%, 8/15/2027 (a)	5,986,000	4,754,021
6.38%, 5/1/2026	7,987,283	6,799,175
8.38%, 5/1/2027	6,551,842	4,251,621
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	9,523,000	9,313,970
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a) (b)	6,929,000	6,682,258
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	6,752,000	6,222,441
5.63%, 7/15/2027 (a)	12,925,000	12,551,338
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	7,024,000	5,356,362
6.50%, 9/15/2028 (a)	6,190,000	3,033,162
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	1,608,000	1,179,452
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	2,431,000	2,156,832
Security Description	Principal Amount	Value
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	$ 5,541,000	$ 5,237,575
4.00%, 7/15/2028 (a)	11,155,000	10,341,577
5.00%, 8/1/2027 (a)	6,815,000	6,601,895
TEGNA, Inc.:
4.63%, 3/15/2028	5,312,000	4,965,020
5.00%, 9/15/2029	3,012,000	2,763,510
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	7,200,000	6,732,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	3,643,000	3,574,002
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	1,658,000	1,655,082
6.63%, 6/1/2027 (a)	10,901,000	10,872,548
8.00%, 8/15/2028 (a)	3,825,000	3,953,750
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	2,000	1,762
Urban One, Inc. 7.38%, 2/1/2028 (a)	5,020,000	4,263,536
Videotron Ltd.:
5.13%, 4/15/2027 (a) (b)	2,596,000	2,561,992
5.38%, 6/15/2024 (a)	3,799,000	3,784,792
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	3,082,000	2,900,008
Ziggo Bond Co. BV 6.00%, 1/15/2027 (a)	4,000	3,904
		340,209,335
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	4,576,000	4,448,879
MINING — 0.5%
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	992,000	983,042
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a)	3,165,000	3,042,325
Hecla Mining Co. 7.25%, 2/15/2028 (b)	2,340,000	2,368,852
Hudbay Minerals, Inc. 4.50%, 4/1/2026	2,651,000	2,578,946
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	5,746,500	5,323,443
New Gold, Inc. 7.50%, 7/15/2027 (a)	1,330,000	1,339,031
Novelis Corp. 3.25%, 11/15/2026 (a)	3,579,000	3,368,125
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a)	839,000	825,005
		19,828,769

See accompanying notes to financial statements.
163

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.8%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	$ 3,491,000	$ 3,500,984
Calderys Financing LLC 11.25%, 6/1/2028 (a)	128,000	134,131
Enpro, Inc. 5.75%, 10/15/2026	3,863,000	3,864,159
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	6,681,000	5,972,390
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	2,419,000	2,422,120
Hillenbrand, Inc.:
5.00%, 9/15/2026	1,765,000	1,748,833
5.75%, 6/15/2025	1,165,000	1,162,996
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	4,799,000	4,558,858
Trinity Industries, Inc.:
4.55%, 10/1/2024	3,154,000	3,111,263
7.75%, 7/15/2028 (a)	4,914,000	5,116,408
		31,592,142
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a) (b)	735,000	687,784
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	3,510,000	3,439,835
5.50%, 8/15/2028 (a)	9,780,000	8,826,743
		12,954,362
OIL & GAS — 5.3%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	1,950,000	1,964,138
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	6,484,000	6,521,542
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	2,774,000	2,869,231
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	2,310,000	2,251,973
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	6,034,000	6,127,708
Callon Petroleum Co. 8.00%, 8/1/2028 (a)	7,100,000	7,265,643
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75%, 7/15/2028 (a)	542,000	537,214
11.00%, 4/15/2025 (a)	935,000	947,968
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	299,000	296,949
Chord Energy Corp. 6.38%, 6/1/2026 (a)	3,824,000	3,832,413
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	4,015,000	3,900,291
8.38%, 7/1/2028 (a)	1,327,000	1,387,869
Security Description	Principal Amount	Value
CNX Resources Corp. 7.25%, 3/14/2027 (a)	$ 3,553,000	$ 3,578,439
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	2,760,000	2,794,252
9.25%, 2/15/2028 (a)	6,269,000	6,505,592
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	9,914,000	9,893,775
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	1,943,000	1,940,746
5.75%, 2/15/2028 (a)	1,135,000	1,054,233
8.50%, 1/15/2029 (a)	3,389,000	3,371,581
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	2,086,000	2,060,759
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	8,374,000	8,397,531
Gulfport Energy Corp. 8.00%, 5/17/2026	3,425,218	3,465,601
Harbour Energy PLC 5.50%, 10/15/2026 (a)	3,027,000	2,963,130
HF Sinclair Corp. 5.00%, 2/1/2028 (a)	2,347,000	2,272,436
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	4,366,000	4,357,530
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	2,730,000	2,700,871
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	1,528,000	1,496,630
Matador Resources Co.:
5.88%, 9/15/2026 (b)	1,781,000	1,766,752
6.88%, 4/15/2028 (a)	895,000	911,343
MEG Energy Corp. 7.13%, 2/1/2027 (a) (b)	691,000	702,968
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	2,633,000	2,624,285
10.50%, 5/15/2027 (a)	4,284,000	4,392,728
Murphy Oil Corp.:
5.88%, 12/1/2027 (b)	2,696,000	2,680,148
6.38%, 7/15/2028	3,516,000	3,529,572
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	6,803,000	6,517,274
7.50%, 1/15/2028 (a) (b)	3,007,000	2,616,240
Nabors Industries, Inc.:
5.75%, 2/1/2025	2,096,462	2,102,730
7.38%, 5/15/2027 (a)	6,762,000	6,632,846
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	5,459,000	5,448,300
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	949,000	961,299

See accompanying notes to financial statements.
164

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Parkland Corp. 5.88%, 7/15/2027 (a)	$ 2,103,000	$ 2,095,051
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	2,089,000	1,953,111
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	3,395,000	3,316,542
Permian Resources Operating LLC:
6.88%, 4/1/2027 (a)	2,874,000	2,877,334
8.00%, 4/15/2027 (a)	724,000	750,983
Petrofac Ltd.:
9.75%, 11/15/2026 (a)	250,000	126,613
9.75%, 11/15/2026	2,140,000	1,083,803
Puma International Financing SA 5.00%, 1/24/2026 (a)	6,450,000	6,118,276
Range Resources Corp. 4.88%, 5/15/2025	1,994,000	1,967,859
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	3,589,000	3,711,995
SM Energy Co.:
6.50%, 7/15/2028	4,249,000	4,247,513
6.75%, 9/15/2026	7,182,000	7,186,740
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	150,000	143,468
Sunoco LP/Sunoco Finance Corp.:
5.88%, 3/15/2028	4,510,000	4,502,694
6.00%, 4/15/2027	4,466,000	4,480,916
7.00%, 9/15/2028 (a)	3,770,000	3,891,846
Talos Production, Inc. 12.00%, 1/15/2026	5,471,000	5,639,944
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,750,406	1,748,411
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	2,945,000	3,047,633
Transocean, Inc.:
7.25%, 11/1/2025 (a)	1,404,000	1,395,183
7.50%, 1/15/2026 (a)	4,016,000	3,960,459
8.00%, 2/1/2027 (a)	7,921,000	7,791,967
11.50%, 1/30/2027 (a)	5,162,000	5,398,162
Viper Energy, Inc. 5.38%, 11/1/2027 (a)	2,569,000	2,532,469
Vital Energy, Inc.:
9.50%, 1/15/2025	3,055,000	3,059,033
10.13%, 1/15/2028	1,732,000	1,785,969
		220,456,504
OIL & GAS SERVICES — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	75,000	73,963
Security Description	Principal Amount	Value
6.88%, 4/1/2027 (a)	$ 379,000	$ 380,975
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	395,000	382,147
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	935,000	934,130
Enerflex Ltd. 9.00%, 10/15/2027 (a)	3,696,000	3,580,870
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	1,876,000	1,899,131
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 9/1/2027	7,994,000	7,922,773
		15,173,989
PACKAGING & CONTAINERS — 3.5%
ARD Finance SA 6.50%, 6/30/2027 (a)	6,779,784	3,162,227
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	6,023,000	5,283,918
6.00%, 6/15/2027 (a)	5,373,000	5,349,036
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	12,817,000	11,720,506
5.25%, 4/30/2025 (a)	5,913,000	5,752,048
5.25%, 8/15/2027 (a) (b)	6,965,000	5,379,975
Ball Corp.:
4.88%, 3/15/2026	5,419,000	5,398,191
5.25%, 7/1/2025	9,358,000	9,335,634
Berry Global, Inc. 5.63%, 7/15/2027 (a)	1,000	993
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	3,481,000	3,402,817
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	1,585,000	1,544,804
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	1,296,000	1,285,723
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	6,931,000	7,303,403
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,460,000	3,120,332
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	888,000	829,312
4.13%, 8/15/2024	1,612,000	1,592,301

See accompanying notes to financial statements.
165

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	$ 4,488,000	$ 4,198,344
LABL, Inc.:
5.88%, 11/1/2028 (a)	9,791,000	8,876,716
10.50%, 7/15/2027 (a) (b)	653,000	625,665
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	447	438
7.88%, 8/15/2026 (a)	18,124,000	18,472,887
9.25%, 4/15/2027 (a)	8,068,000	7,969,812
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	2,158,000	2,164,064
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a) (b)	2,002,000	1,883,602
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	1,525,000	1,433,485
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	1,303,000	1,173,169
4.00%, 12/1/2027 (a)	809,000	762,547
5.50%, 9/15/2025 (a)	1,375,000	1,377,420
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	11,099,000	11,209,990
Silgan Holdings, Inc. 4.13%, 2/1/2028 (b)	5,345,000	5,101,268
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	4,983,000	4,903,123
8.50%, 8/15/2027 (a) (b)	5,365,000	5,267,625
		145,881,375
PHARMACEUTICALS — 2.2%
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	3,698,000	2,868,391
6.13%, 8/1/2028 (a)	752,000	649,262
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	3,327,000	1,836,271
9.25%, 4/1/2026 (a) (b)	898,000	822,613
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	15,349,000	9,257,289
5.00%, 1/30/2028 (a)	3,665,000	1,674,135
5.50%, 11/1/2025 (a) (b)	16,585,000	15,261,185
5.75%, 8/15/2027 (a)	6,630,000	4,275,157
6.13%, 2/1/2027 (a)	5,311,000	3,584,075
11.00%, 9/30/2028 (a)	6,830,000	4,975,382
Security Description	Principal Amount	Value
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	$ 2,760,000	$ 2,620,289
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	3,374,000	3,501,368
Grifols SA 4.75%, 10/15/2028 (a) (b)	4,153,000	3,776,074
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a) (b)	1,708,000	1,694,490
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	4,516,000	4,887,938
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13%, 4/30/2028 (a)	14,832,000	13,651,521
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	2,776,000	2,255,555
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	2,372,000	2,302,571
4.38%, 3/15/2026	7,958,000	7,708,835
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,652,000	1,618,679
		89,221,080
PIPELINES — 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	2,468,500	2,451,838
5.75%, 1/15/2028 (a)	2,900,000	2,869,434
7.88%, 5/15/2026 (a)	2,883,000	2,957,641
Buckeye Partners LP:
4.13%, 3/1/2025 (a)	4,834,000	4,699,421
4.50%, 3/1/2028 (a)	4,940,000	4,688,801
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	2,024,000	1,918,246
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	4,212,000	4,152,864
EnLink Midstream Partners LP:
4.15%, 6/1/2025	4,326,000	4,235,457
4.40%, 4/1/2024	50,465	50,089
4.85%, 7/15/2026	4,497,000	4,426,397
EQM Midstream Partners LP:
4.13%, 12/1/2026	101,000	97,505
5.50%, 7/15/2028	1,506,000	1,497,762
6.00%, 7/1/2025 (a)	2,479,000	2,481,950
6.50%, 7/1/2027 (a)	3,862,000	3,941,828
7.50%, 6/1/2027 (a)	3,484,001	3,596,151
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	5,676,000	5,900,883

See accompanying notes to financial statements.
166

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	$ 3,727,000	$ 3,741,871
8.00%, 1/15/2027	5,495,000	5,592,152
8.25%, 1/15/2029	1,635,000	1,684,115
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	3,886,000	3,766,389
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	5,042,000	5,041,445
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	4,337,000	4,306,728
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	2,714,000	2,858,385
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	5,119,000	5,226,601
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	75,000	77,632
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	7,915,000	7,607,502
6.75%, 9/15/2025 (a)	11,675,000	11,587,905
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	5,612,000	5,670,197
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	2,310,000	2,249,963
NuStar Logistics LP:
5.63%, 4/28/2027	104,000	103,480
5.75%, 10/1/2025	2,353,000	2,347,494
6.00%, 6/1/2026	2,204,000	2,197,807
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	2,563,000	2,481,855
4.80%, 5/15/2030 (a)	3,012,000	2,787,606
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (e)	4,300,000	4,291,572
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	8,177,000	7,755,966
6.00%, 3/1/2027 (a) (b)	2,627,000	2,580,134
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	15,362,000	15,514,698
9.50%, 2/1/2029 (a)	2,008,000	2,122,958
		151,560,722
REAL ESTATE — 0.1%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a) (b)	350,000	348,068
Security Description	Principal Amount	Value
Five Point Operating Co. LP/Five Point Capital Corp. 7.88%, 11/15/2025 (a) (b)	$ 1,799,000	$ 1,791,444
Howard Hughes Corp. 5.38%, 8/1/2028 (a)	2,481,000	2,390,419
		4,529,931
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	1,513,000	1,352,607
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	2,748,000	2,478,036
4.10%, 10/1/2024	5,689,000	5,586,655
7.80%, 3/15/2028	2,536,000	2,566,838
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	4,589,000	4,132,624
5.75%, 5/15/2026 (a)	4,156,000	4,036,224
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	699,000	640,109
Diversified Healthcare Trust:
4.75%, 2/15/2028	5,951,000	4,570,963
9.75%, 6/15/2025	2,289,000	2,252,147
EPR Properties 4.50%, 6/1/2027	843,000	792,319
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	6,008,000	5,024,310
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	5,996,000	5,659,025
6.00%, 4/15/2025 (a)	341,000	340,216
8.00%, 6/15/2027 (a)	4,332,000	4,510,652
Hudson Pacific Properties LP 3.95%, 11/1/2027	5,129,000	4,318,310
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	5,997,000	5,843,537
5.00%, 7/15/2028 (a)	9,130,000	8,783,425
5.25%, 3/15/2028 (a)	7,631,000	7,417,637
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (a)	1,222,000	1,151,491
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/2027 (b)	7,951,000	6,522,682
5.25%, 8/1/2026 (b)	5,925,000	5,296,239

See accompanying notes to financial statements.
167

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	$ 663,000	$ 558,034
Office Properties Income Trust:
2.40%, 2/1/2027	4,134,000	2,340,588
4.25%, 5/15/2024	5,618,000	5,312,999
4.50%, 2/1/2025	4,914,000	3,864,075
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
5.88%, 10/1/2028 (a)	4,373,000	4,301,195
7.50%, 6/1/2025 (a)	3,488,500	3,521,152
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	1,120,000	1,044,859
4.75%, 10/15/2027	1,742,000	1,692,039
7.25%, 7/15/2028 (a) (b)	755,000	785,683
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	2,441,000	2,401,993
RLJ Lodging Trust LP 3.75%, 7/1/2026 (a)	970,000	923,993
SBA Communications Corp. 3.88%, 2/15/2027	7,105,000	6,819,947
Service Properties Trust:
3.95%, 1/15/2028	6,782,000	5,574,736
4.50%, 3/15/2025 (b)	1,589,000	1,554,662
4.75%, 10/1/2026	1,207,000	1,136,197
4.95%, 2/15/2027	3,004,000	2,734,151
5.50%, 12/15/2027	7,898,000	7,251,707
7.50%, 9/15/2025	5,357,000	5,427,177
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	1,535,100	1,453,878
3.75%, 12/31/2024 (a)	2,545,000	2,495,983
4.38%, 1/15/2027 (a)	147,000	138,922
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	2,929,000	2,521,518
10.50%, 2/15/2028 (a)	16,090,000	16,320,891
Vornado Realty LP:
2.15%, 6/1/2026	2,450,000	2,209,190
3.50%, 1/15/2025	1,533,000	1,484,527
XHR LP 6.38%, 8/15/2025 (a)	45,000	44,910
		167,191,052
RETAIL — 4.3%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	8,543,000	8,075,356
4.38%, 1/15/2028 (a)	6,245,000	5,965,849
5.75%, 4/15/2025 (a)	1,909,000	1,905,087
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	146,000	48,176
Security Description	Principal Amount	Value
Academy Ltd. 6.00%, 11/15/2027 (a) (b)	$ 5,167,000	$ 5,101,689
Advance Auto Parts, Inc. 1.75%, 10/1/2027	1,762,000	1,513,681
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	4,722,000	4,501,010
Bath & Body Works, Inc. 5.25%, 2/1/2028	1,029,000	1,018,885
Brinker International, Inc.:
5.00%, 10/1/2024 (a) (b)	5,082,000	5,040,175
8.25%, 7/15/2030 (a)	644,000	675,884
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,383,000	5,266,135
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	5,159,000	5,227,769
eG Global Finance PLC 12.00%, 11/30/2028 (a)	4,937,000	5,256,671
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a) (b)	4,970,000	5,290,863
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	4,559,000	4,461,985
5.88%, 4/1/2029 (a)	2,008,000	1,899,468
FirstCash, Inc. 4.63%, 9/1/2028 (a)	3,000	2,802
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	885,000	648,926
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,504,000	4,178,181
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	4,285,000	3,774,485
IRB Holding Corp. 7.00%, 6/15/2025 (a)	7,359,000	7,366,580
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	831,000	788,910
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	6,022,000	5,937,933
Kohl's Corp. 4.25%, 7/17/2025 (b)	2,376,000	2,327,482
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	1,272,000	1,184,270
Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	3,854,000	3,715,295
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	4,899,000	4,697,406
Michaels Cos., Inc. 5.25%, 5/1/2028 (a) (b)	7,896,000	6,295,402
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	6,375,000	6,128,415

See accompanying notes to financial statements.
168

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Nordstrom, Inc. 4.00%, 3/15/2027 (b)	$ 2,750,000	$ 2,572,185
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	3,973,000	3,855,399
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (a)	7,128,000	6,702,102
QVC, Inc.:
4.38%, 9/1/2028 (b)	3,091,000	2,232,660
4.45%, 2/15/2025 (b)	4,797,000	4,503,136
4.75%, 2/15/2027 (b)	3,992,000	3,157,632
4.85%, 4/1/2024	4,767,000	4,725,765
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	2,093,000	2,092,058
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	566,000	566,538
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	4,605,000	4,556,371
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	2,967,000	2,826,038
Staples, Inc.:
7.50%, 4/15/2026 (a)	14,490,000	13,517,721
10.75%, 4/15/2027 (a)	4,767,000	3,479,529
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	1,264,000	1,261,636
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	3,012,000	2,517,550
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	8,838,000	8,403,082
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	3,653,000	3,543,994
		178,808,166
SEMICONDUCTORS — 0.2%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	1,633,000	1,774,761
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,632,000	4,306,139
		6,080,900
SOFTWARE — 1.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	2,588,000	2,572,834
Alteryx, Inc. 8.75%, 3/15/2028 (a)	2,715,000	2,889,140
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	4,355,000	4,147,615
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	4,907,000	4,929,229
Camelot Finance SA 4.50%, 11/1/2026 (a)	945,000	922,774
Security Description	Principal Amount	Value
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	$ 2,442,000	$ 2,299,387
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	3,587,000	3,279,343
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	2,880,000	2,725,085
5.25%, 5/15/2026 (a)	2,306,500	2,290,701
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a) (b)	1,222,000	1,116,260
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	223,000	216,990
Open Text Corp. 3.88%, 2/15/2028 (a)	1,414,000	1,311,683
PTC, Inc.:
3.63%, 2/15/2025 (a)	3,058,000	2,985,617
4.00%, 2/15/2028 (a)	4,992,000	4,725,976
Rackspace Technology Global, Inc. 3.50%, 2/15/2028 (a)	8,991,000	3,599,367
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	11,662,000	11,511,910
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	11,015,000	9,066,447
West Technology Group LLC 8.50%, 4/10/2027 (a)	1,777,000	1,531,152
		62,121,510
TELECOMMUNICATIONS — 4.3%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	9,782,000	4,648,406
10.50%, 5/15/2027 (a)	7,124,000	4,598,613
Altice France SA:
5.50%, 1/15/2028 (a)	8,864,000	7,289,399
8.13%, 2/1/2027 (a)	13,609,000	12,510,890
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (g)	1,739,886	239,234
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	9,314,000	3,920,728
6.00%, 6/15/2025 (a) (b)	8,826,500	7,196,598
CommScope, Inc.:
6.00%, 3/1/2026 (a) (b)	11,595,000	10,319,898
7.13%, 7/1/2028 (a)	4,484,000	2,145,459
8.25%, 3/1/2027 (a)	1,040,850	548,986
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	13,381,000	13,306,334
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	3,967,000	3,253,416
6.50%, 10/1/2028 (a) (b)	3,719,000	3,217,642

See accompanying notes to financial statements.
169

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	$ 5,724,000	$ 5,288,690
5.88%, 10/15/2027 (a)	7,043,000	6,797,904
6.75%, 5/1/2029 (a)	3,012,000	2,693,120
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	8,008,000	3,854,971
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	7,767,000	6,902,300
6.63%, 8/1/2026 (b)	6,307,000	4,971,240
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	4,158,000	4,148,686
7.00%, 10/15/2028 (a)	5,966,000	5,937,661
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	5,350,000	4,996,793
4.25%, 7/1/2028 (a)	7,452,000	3,702,303
4.63%, 9/15/2027 (a)	4,742,000	2,861,655
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	10,901,750	6,913,563
RCN Corp. Zero Coupon, 4/15/2023 (g)	154,000	—
Telecom Italia SpA 5.30%, 5/30/2024 (a)	9,133,000	9,087,335
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	2,379,000	1,409,653
5.63%, 12/6/2026 (a)	5,003,000	3,093,905
Viasat, Inc.:
5.63%, 9/15/2025 (a)	3,419,000	3,343,611
5.63%, 4/15/2027 (a) (b)	4,611,000	4,460,774
6.50%, 7/15/2028 (a)	3,894,000	3,199,155
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	8,939,000	7,831,279
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (b)	15,864,000	12,732,446
		177,422,647
TRANSPORTATION — 0.1%
RXO, Inc. 7.50%, 11/15/2027 (a)	1,443,000	1,492,755
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	4,192,000	4,191,958
XPO, Inc. 6.25%, 6/1/2028 (a)	16,000	16,269
		5,700,982
TRUCKING & LEASING — 0.4%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	6,746,000	6,493,632
6.50%, 10/1/2025 (a)	2,934,000	2,928,602
9.75%, 8/1/2027 (a)	990,000	1,029,689
Security Description	Principal Amount	Value
NAC Aviation 29 DAC 4.75%, 6/30/2026	$ 5,246,322	$ 4,821,265
		15,273,188
TOTAL CORPORATE BONDS & NOTES (Cost $3,966,293,462)		3,989,832,109
	Shares
COMMON STOCKS — 0.0% (c)
AEROSPACE & DEFENSE — 0.0% (c)
Erickson, Inc. (h)	3,081	770
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (g) (h)	1,017,249	—
Abengoa SA Class B (g) (h)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (g) (h)	9,870	59,220
MEDIA — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. (b) (h)	70,012	127,422
iHeartMedia, Inc. Class A (h)	29,774	79,496
		206,918
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Erickson, Inc. (h)	4,342	1,086
TOTAL COMMON STOCKS (Cost $12,530,353)		267,994
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (g) (h) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (i) (j)	96,376,108	96,414,659
State Street Navigator Securities Lending Portfolio II (k) (l)	214,300,781	214,300,781
TOTAL SHORT-TERM INVESTMENTS (Cost $310,712,277)		310,715,440
TOTAL INVESTMENTS — 104.0% (Cost $4,289,536,092)		4,300,815,543
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(165,116,755)
NET ASSETS — 100.0%		$ 4,135,698,788

See accompanying notes to financial statements.
170

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 75.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(f)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $298,454, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,989,592,875	$239,234	$3,989,832,109
Common Stocks	206,918	1,856	59,220	267,994
Warrants	—	—	0(a)	—
Short-Term Investments	310,715,440	—	—	310,715,440
TOTAL INVESTMENTS	$310,922,358	$3,989,594,731	$298,454	$4,300,815,543
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,163,244	$ 8,164,877	$ 531,145,274	$ 442,902,274	$3,619	$3,163	96,376,108	$ 96,414,659	$1,203,763
State Street Navigator Securities Lending Portfolio II	315,768,078	315,768,078	505,845,934	607,313,231	—	—	214,300,781	214,300,781	1,281,760
Total		$323,932,955	$1,036,991,208	$1,050,215,505	$3,619	$3,163		$310,715,440	$2,485,523

See accompanying notes to financial statements.
171

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
AEROSPACE & DEFENSE — 4.2%
Boeing Co.:
2.20%, 2/4/2026	$ 373,000	$ 352,418
2.75%, 2/1/2026	42,000	40,216
3.63%, 2/1/2031	87,000	80,870
5.04%, 5/1/2027	60,000	60,575
5.15%, 5/1/2030	259,000	264,205
5.71%, 5/1/2040	174,000	180,393
5.81%, 5/1/2050 (a)	308,000	319,502
5.93%, 5/1/2060	205,000	213,081
L3Harris Technologies, Inc. 5.40%, 7/31/2033	87,000	90,622
Lockheed Martin Corp. 4.09%, 9/15/2052	90,000	79,975
Northrop Grumman Corp.:
3.25%, 1/15/2028	120,000	114,782
4.03%, 10/15/2047	126,000	108,362
RTX Corp.:
4.13%, 11/16/2028	174,000	169,993
4.50%, 6/1/2042	297,000	270,900
6.40%, 3/15/2054	75,000	86,913
		2,432,807
AGRICULTURE — 3.0%
Altria Group, Inc.:
2.45%, 2/4/2032	73,000	59,683
3.88%, 9/16/2046	180,000	135,374
4.80%, 2/14/2029 (a)	108,000	107,782
5.80%, 2/14/2039	120,000	122,594
5.95%, 2/14/2049 (a)	154,000	157,118
BAT Capital Corp.:
2.26%, 3/25/2028	113,000	101,155
3.56%, 8/15/2027	66,000	63,088
4.39%, 8/15/2037	170,000	142,789
4.54%, 8/15/2047	190,000	146,478
Philip Morris International, Inc.:
4.88%, 2/13/2026	48,000	48,183
4.88%, 2/15/2028	42,000	42,522
5.13%, 11/17/2027	97,000	98,798
5.13%, 2/15/2030	196,000	199,557
5.38%, 2/15/2033	136,000	139,616
5.75%, 11/17/2032	82,000	86,141
Reynolds American, Inc. 5.85%, 8/15/2045	100,000	94,212
		1,745,090
AIRLINES — 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (b)	200,000	197,050
Southwest Airlines Co. 5.13%, 6/15/2027	108,000	108,544
		305,594
Security Description	Principal Amount	Value
APPAREL — 0.1%
NIKE, Inc. 2.85%, 3/27/2030	$ 84,000	$ 77,247
AUTO MANUFACTURERS — 3.2%
Ford Motor Co.:
4.35%, 12/8/2026	300,000	292,473
4.75%, 1/15/2043	130,000	107,621
5.29%, 12/8/2046	95,000	83,941
6.10%, 8/19/2032 (a)	250,000	252,343
Ford Motor Credit Co. LLC:
6.80%, 11/7/2028	50,000	52,320
7.35%, 11/4/2027	200,000	211,143
General Motors Co. 6.25%, 10/2/2043	84,000	85,999
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	124,000	114,750
1.50%, 6/10/2026	100,000	91,694
5.80%, 6/23/2028	61,000	62,727
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	82,000	102,930
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (b)	72,000	69,060
4.81%, 9/17/2030 (b)	217,000	203,033
Toyota Motor Credit Corp.:
Series MTN, 3.05%, 3/22/2027	59,000	56,567
4.45%, 5/18/2026	92,000	91,920
		1,878,521
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 3.10%, 12/1/2051	95,000	62,199
BANKS — 27.9%
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	316,000	289,525
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	283,000	202,940
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	264,000	223,223
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	345,000	324,831
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	317,000	267,977
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	405,000	386,553
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	244,000	241,388
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	314,000	315,166
Barclays PLC 4.38%, 1/12/2026	152,000	149,874

See accompanying notes to financial statements.
172

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	$ 143,000	$ 130,943
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	174,000	145,353
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	204,000	174,608
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	174,000	148,723
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	204,000	198,415
3.20%, 10/21/2026	284,000	270,990
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	174,000	156,739
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	78,000	75,490
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	230,000	220,345
4.45%, 9/29/2027	167,000	163,041
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	158,000	159,183
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	185,000	191,624
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (c)	148,000	158,489
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	149,000	137,427
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	246,000	225,299
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	235,000	193,158
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	206,000	173,158
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	174,000	161,378
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	174,000	145,162
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	210,000	180,593
3.50%, 11/16/2026	50,000	48,171
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	192,000	184,292
3.85%, 1/26/2027	184,000	178,978
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	204,000	197,402
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	80,000	84,927
6.75%, 10/1/2037	318,000	350,959
HSBC Holdings PLC:
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	152,000	139,640
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	174,000	145,401
3.90%, 5/25/2026	144,000	140,167
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	$ 174,000	$ 162,559
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	142,000	136,925
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	117,000	114,587
4.30%, 3/8/2026	174,000	171,200
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	169,000	164,107
4.95%, 3/31/2030	144,000	142,831
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	142,000	142,700
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	163,000	176,402
JPMorgan Chase & Co.:
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	204,000	188,277
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	204,000	195,469
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	102,000	86,291
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	216,000	192,135
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	204,000	174,998
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	145,000	108,638
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	240,000	201,606
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	206,000	206,140
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	262,000	259,288
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	292,000	296,363
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	357,000	369,725
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	134,000	122,499
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	154,000	141,978
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	204,000	166,651
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	100,000	79,377
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	204,000	178,831
Series MTN, 3.13%, 7/27/2026	459,000	439,615
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	144,000	132,688

See accompanying notes to financial statements.
173

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	$ 225,000	$ 214,855
Series GMTN, 3.88%, 1/27/2026	159,000	155,808
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	174,000	169,552
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	191,000	191,263
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	169,000	182,501
PNC Financial Services Group, Inc. SOFR + 1.84%, 5.58%, 6/12/2029 (c)	147,000	150,095
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	72,000	65,489
5.46%, 1/13/2026	54,000	54,522
5.71%, 1/13/2030	236,000	245,233
5.77%, 1/13/2033	48,000	50,827
Toronto-Dominion Bank Series MTN, 1.25%, 9/10/2026	85,000	77,664
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (b) (c)	348,414	296,994
SOFR + 3.92%, 6.54%, 8/12/2033 (b) (c)	166,226	177,369
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	239,000	212,740
3.00%, 4/22/2026	207,000	198,333
3.00%, 10/23/2026	204,000	193,807
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	190,000	166,108
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	190,000	181,400
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	206,000	200,974
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	318,000	302,478
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	343,000	344,691
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	120,000	122,357
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	230,000	235,091
Westpac Banking Corp. 1.15%, 6/3/2026	90,000	79,541
		16,303,104
Security Description	Principal Amount	Value
BEVERAGES — 4.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	$ 192,000	$ 188,457
4.70%, 2/1/2036	277,000	276,535
4.90%, 2/1/2046	542,000	533,358
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	118,000	112,355
4.00%, 4/13/2028	104,000	102,819
4.44%, 10/6/2048	113,000	104,545
4.75%, 1/23/2029	251,000	255,307
5.45%, 1/23/2039	130,000	137,417
5.55%, 1/23/2049	230,000	248,177
5.80%, 1/23/2059	130,000	145,996
Coca-Cola Co.:
1.65%, 6/1/2030	62,000	53,178
2.25%, 1/5/2032 (a)	120,000	104,791
3.00%, 3/5/2051	98,000	74,166
Molson Coors Beverage Co.:
3.00%, 7/15/2026	120,000	115,030
4.20%, 7/15/2046 (a)	104,000	88,944
PepsiCo, Inc.:
2.75%, 3/19/2030	122,000	112,179
3.00%, 10/15/2027	42,000	40,429
		2,693,683
BIOTECHNOLOGY — 2.6%
Amgen, Inc.:
4.66%, 6/15/2051	102,000	92,983
5.15%, 3/2/2028	108,000	110,434
5.25%, 3/2/2030	218,000	224,303
5.25%, 3/2/2033	240,000	246,248
5.60%, 3/2/2043	158,000	163,580
5.65%, 3/2/2053	345,000	363,773
5.75%, 3/2/2063	153,000	161,073
Gilead Sciences, Inc. 3.65%, 3/1/2026	156,000	152,761
		1,515,155
CHEMICALS — 0.9%
Celanese U.S. Holdings LLC 6.17%, 7/15/2027	110,000	112,894
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (a)	132,000	134,133
5.32%, 11/15/2038	85,000	87,262
5.42%, 11/15/2048	125,000	130,322
Sherwin-Williams Co. 3.45%, 6/1/2027	84,000	81,144
		545,755
COMMERCIAL SERVICES — 0.2%
United Rentals North America, Inc. 6.00%, 12/15/2029 (b)	87,000	88,100

See accompanying notes to financial statements.
174

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 1.9%
Apple, Inc.:
3.25%, 2/23/2026	$ 192,000	$ 187,376
3.85%, 5/4/2043	149,000	132,741
4.65%, 2/23/2046	235,000	231,853
Dell International LLC/EMC Corp. 6.02%, 6/15/2026	209,000	213,827
International Business Machines Corp.:
3.30%, 5/15/2026	154,000	149,426
3.50%, 5/15/2029	212,000	202,490
		1,117,713
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
2.72%, 2/15/2030	120,000	107,505
3.38%, 4/5/2040	82,000	65,953
3.58%, 4/5/2050	120,000	93,899
		267,357
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.05%, 3/22/2053	90,000	93,251
DIVERSIFIED FINANCIAL SERVICES — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	228,000	211,339
3.00%, 10/29/2028	208,000	190,025
3.30%, 1/30/2032	215,000	187,325
Air Lease Corp. Series MTN, 2.88%, 1/15/2026	84,000	80,082
Capital One Financial Corp. 3.80%, 1/31/2028	85,000	80,754
Visa, Inc. 4.30%, 12/14/2045	204,000	190,327
		939,852
ELECTRIC — 2.1%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	100,000	108,442
Duke Energy Corp. 2.65%, 9/1/2026	82,000	77,852
Florida Power & Light Co. 2.45%, 2/3/2032	42,000	36,112
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	84,000	74,588
2.25%, 6/1/2030	165,000	141,229
3.55%, 5/1/2027	84,000	81,002
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	115,000	94,987
3.15%, 1/1/2026	110,000	105,411
3.50%, 8/1/2050	85,000	58,966
4.50%, 7/1/2040	109,000	92,305
4.55%, 7/1/2030	180,000	171,578
Security Description	Principal Amount	Value
4.95%, 7/1/2050	$ 200,000	$ 172,095
		1,214,567
ELECTRONICS — 0.3%
Honeywell International, Inc.:
1.75%, 9/1/2031	87,000	72,673
2.50%, 11/1/2026	84,000	80,066
		152,739
ENTERTAINMENT — 1.8%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	234,000	224,295
4.28%, 3/15/2032	289,000	264,668
5.05%, 3/15/2042	267,000	235,824
5.14%, 3/15/2052	394,000	338,973
		1,063,760
FOOD — 0.9%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 3/15/2034 (b)	95,000	100,022
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	108,000	103,789
4.38%, 6/1/2046	153,000	134,049
5.20%, 7/15/2045	103,000	101,114
Tyson Foods, Inc. 5.10%, 9/28/2048	87,000	79,300
		518,274
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	182,000	186,696
HEALTH CARE SERVICES — 0.6%
Centene Corp. 4.63%, 12/15/2029	196,000	188,571
HCA, Inc. 3.50%, 9/1/2030	158,000	143,173
		331,744
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	87,000	81,532
INSURANCE — 1.4%
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	98,000	69,046
3.85%, 3/15/2052	158,000	132,503
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	144,000	140,013
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	69,000	67,103
Corebridge Financial, Inc. 3.90%, 4/5/2032	90,000	81,530
Equitable Holdings, Inc.:
4.35%, 4/20/2028	87,000	84,202
5.00%, 4/20/2048	85,000	79,189

See accompanying notes to financial statements.
175

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	$ 94,000	$ 93,662
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	90,000	71,404
		818,652
INTERNET — 1.1%
Amazon.com, Inc.:
2.10%, 5/12/2031	174,000	150,007
3.10%, 5/12/2051	167,000	124,522
3.15%, 8/22/2027	204,000	196,001
4.05%, 8/22/2047	204,000	184,054
		654,584
MACHINERY-DIVERSIFIED — 0.2%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	87,000	89,243
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	252,000	248,099
Comcast Corp.:
2.89%, 11/1/2051	255,000	172,857
2.94%, 11/1/2056	348,000	229,506
2.99%, 11/1/2063	225,000	145,437
4.15%, 10/15/2028	230,000	227,024
		1,022,923
MINING — 0.6%
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	135,000	136,515
5.25%, 9/8/2033	90,000	93,442
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	102,000	98,980
		328,937
MISCELLANEOUS MANUFACTURER — 0.3%
Siemens Financieringsmaatschappij NV:
2.15%, 3/11/2031 (b)	100,000	84,415
2.88%, 3/11/2041 (b)	85,000	66,604
		151,019
OIL & GAS — 5.8%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	120,000	104,723
3.00%, 2/24/2050	130,000	92,235
3.06%, 6/17/2041	42,000	32,560
3.38%, 2/8/2061	205,000	148,684
4.23%, 11/6/2028	120,000	119,361
4.81%, 2/13/2033	131,000	132,176
4.89%, 9/11/2033	117,000	119,195
BP Capital Markets PLC 3.28%, 9/19/2027	84,000	80,846
Security Description	Principal Amount	Value
Chevron Corp.:
2.24%, 5/11/2030 (a)	$ 88,000	$ 78,013
2.95%, 5/16/2026	132,000	127,696
ConocoPhillips Co. 4.03%, 3/15/2062	100,000	81,351
Continental Resources, Inc. 5.75%, 1/15/2031 (a) (b)	94,000	93,601
Equinor ASA 3.13%, 4/6/2030	90,000	84,648
Exxon Mobil Corp.:
2.61%, 10/15/2030	150,000	134,092
3.04%, 3/1/2026	144,000	139,910
3.10%, 8/16/2049	100,000	74,259
3.45%, 4/15/2051 (a)	156,000	122,732
3.48%, 3/19/2030	105,000	99,976
4.11%, 3/1/2046	130,000	116,159
4.23%, 3/19/2040	90,000	83,616
4.33%, 3/19/2050 (a)	158,000	144,556
Occidental Petroleum Corp. 6.45%, 9/15/2036	98,000	103,894
Shell International Finance BV:
2.38%, 11/7/2029	84,000	75,671
2.75%, 4/6/2030 (a)	93,000	85,011
2.88%, 5/10/2026	118,000	113,694
3.25%, 4/6/2050	115,000	86,603
3.88%, 11/13/2028	84,000	82,768
4.00%, 5/10/2046	140,000	121,566
4.38%, 5/11/2045	164,000	150,692
6.38%, 12/15/2038	208,000	239,690
TotalEnergies Capital International SA 3.13%, 5/29/2050	147,000	108,198
		3,378,176
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045	100,000	96,942
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 1.57%, 1/15/2026	90,000	83,685
PHARMACEUTICALS — 8.8%
AbbVie, Inc.:
2.95%, 11/21/2026	232,000	222,594
3.20%, 11/21/2029	321,000	300,056
4.05%, 11/21/2039	220,000	198,996
4.25%, 11/21/2049 (a)	305,000	272,792
4.40%, 11/6/2042	185,000	171,804
4.70%, 5/14/2045	143,000	136,586
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a) (b)	202,000	192,229
Bristol-Myers Squibb Co. 4.25%, 10/26/2049	216,000	187,731
Cigna Group:
4.38%, 10/15/2028	213,000	211,193
4.90%, 12/15/2048	174,000	165,463

See accompanying notes to financial statements.
176

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp.:
4.30%, 3/25/2028	$ 288,000	$ 283,243
4.78%, 3/25/2038	258,000	244,792
5.05%, 3/25/2048	461,000	432,260
5.13%, 7/20/2045	204,000	193,518
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	150,000	174,428
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	149,000	148,644
4.45%, 5/19/2028	169,000	168,939
4.65%, 5/19/2030	234,000	235,643
4.75%, 5/19/2033	284,000	284,750
5.11%, 5/19/2043	169,000	168,866
5.30%, 5/19/2053	339,000	347,198
5.34%, 5/19/2063	234,000	236,876
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	165,000	158,834
		5,137,435
PIPELINES — 4.0%
Cheniere Energy Partners LP:
4.00%, 3/1/2031	187,000	169,938
4.50%, 10/1/2029	42,000	40,126
Cheniere Energy, Inc. 4.63%, 10/15/2028	87,000	84,889
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033 (b)	82,000	86,046
Enbridge, Inc. 5.70%, 3/8/2033	131,000	136,350
Energy Transfer LP:
3.75%, 5/15/2030	79,000	73,427
5.00%, 5/15/2050	120,000	107,343
5.25%, 4/15/2029	84,000	84,696
5.40%, 10/1/2047	80,000	74,811
5.75%, 2/15/2033 (a)	87,000	89,958
6.25%, 4/15/2049	103,000	106,872
6.55%, 12/1/2033	80,000	86,761
Kinder Morgan, Inc.:
5.20%, 6/1/2033	87,000	86,593
5.55%, 6/1/2045	100,000	96,557
MPLX LP:
1.75%, 3/1/2026	84,000	78,628
2.65%, 8/15/2030	90,000	77,746
4.70%, 4/15/2048	170,000	146,870
4.95%, 3/14/2052	86,000	76,886
ONEOK, Inc.:
6.05%, 9/1/2033	87,000	92,147
6.63%, 9/1/2053	98,000	110,077
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	105,000	102,856
5.00%, 3/15/2027	82,000	82,386
5.88%, 6/30/2026	92,000	93,637
Security Description	Principal Amount	Value
Williams Cos., Inc.:
2.60%, 3/15/2031	$ 130,000	$ 111,351
3.75%, 6/15/2027	42,000	40,493
		2,337,444
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	96,000	91,178
VICI Properties LP 5.13%, 5/15/2032	97,000	94,396
		185,574
RETAIL — 3.7%
7-Eleven, Inc. 1.80%, 2/10/2031 (b)	100,000	81,358
Costco Wholesale Corp. 1.60%, 4/20/2030	98,000	84,037
Home Depot, Inc.:
2.70%, 4/15/2030	84,000	76,591
2.95%, 6/15/2029	98,000	92,233
3.63%, 4/15/2052	82,000	66,646
4.25%, 4/1/2046	100,000	90,705
4.50%, 12/6/2048	137,000	129,573
5.88%, 12/16/2036	154,000	172,277
Lowe's Cos., Inc.:
2.50%, 4/15/2026	81,000	77,158
2.63%, 4/1/2031	99,000	86,925
3.00%, 10/15/2050	48,000	32,661
3.10%, 5/3/2027	84,000	80,509
3.65%, 4/5/2029	84,000	80,996
3.75%, 4/1/2032 (a)	84,000	78,691
4.25%, 4/1/2052	77,000	65,361
5.63%, 4/15/2053	117,000	122,929
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	93,000	74,772
Series MTN, 3.70%, 1/30/2026	98,000	96,385
Series MTN, 4.88%, 12/9/2045	105,000	103,507
Walmart, Inc.:
1.80%, 9/22/2031	110,000	93,361
2.65%, 9/22/2051	34,000	23,771
3.70%, 6/26/2028	84,000	82,995
4.05%, 6/29/2048	115,000	105,337
4.10%, 4/15/2033	42,000	41,620
4.50%, 4/15/2053	132,000	128,697
		2,169,095
SEMICONDUCTORS — 0.5%
Broadcom, Inc.:
3.14%, 11/15/2035 (b)	167,000	137,276
3.47%, 4/15/2034 (b)	192,000	167,226
		304,502
SOFTWARE — 4.2%
Fiserv, Inc. 3.50%, 7/1/2029	169,000	159,342
Microsoft Corp.:
2.40%, 8/8/2026	200,000	190,978

See accompanying notes to financial statements.
177

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.53%, 6/1/2050	$ 361,000	$ 247,312
2.68%, 6/1/2060	211,000	141,899
2.92%, 3/17/2052	365,000	269,447
3.30%, 2/6/2027	230,000	224,187
Oracle Corp.:
2.65%, 7/15/2026	164,000	155,554
2.88%, 3/25/2031	182,000	161,259
2.95%, 4/1/2030	177,000	159,869
3.60%, 4/1/2040	169,000	135,291
3.60%, 4/1/2050	264,000	196,133
3.85%, 4/1/2060	179,000	130,261
3.95%, 3/25/2051	192,000	151,000
4.00%, 7/15/2046	174,000	139,766
		2,462,298
TELECOMMUNICATIONS — 7.9%
AT&T, Inc.:
1.70%, 3/25/2026	170,000	159,005
2.55%, 12/1/2033	196,000	159,808
2.75%, 6/1/2031	164,000	143,809
3.50%, 9/15/2053	417,000	303,476
3.55%, 9/15/2055	414,000	298,879
3.65%, 6/1/2051	160,000	120,962
3.65%, 9/15/2059	387,000	278,331
3.80%, 12/1/2057	317,000	236,395
4.30%, 2/15/2030	180,000	176,231
4.35%, 3/1/2029 (a)	274,000	270,474
T-Mobile USA, Inc.:
3.75%, 4/15/2027	215,000	208,605
3.88%, 4/15/2030	408,000	387,309
Verizon Communications, Inc.:
2.10%, 3/22/2028	124,000	112,189
2.36%, 3/15/2032	231,000	192,392
2.55%, 3/21/2031	249,000	214,798
2.99%, 10/30/2056	171,000	113,447
3.40%, 3/22/2041	256,000	204,483
3.55%, 3/22/2051	258,000	199,200
3.70%, 3/22/2061	205,000	156,600
4.02%, 12/3/2029	228,000	220,796
4.13%, 3/16/2027	192,000	189,229
4.33%, 9/21/2028	246,000	243,413
		4,589,831
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	88,000	92,050
Canadian Pacific Railway Co. 3.10%, 12/2/2051	108,000	78,373
Security Description	Principal Amount	Value
Union Pacific Corp. 3.25%, 2/5/2050	$ 100,000	$ 76,617
		247,040
TOTAL CORPORATE BONDS & NOTES (Cost $54,948,507)		57,672,120
	Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	7,489	7,491
State Street Navigator Securities Lending Portfolio II (f) (g)	1,066,823	1,066,823
TOTAL SHORT-TERM INVESTMENTS (Cost $1,074,315)		1,074,314
TOTAL INVESTMENTS — 100.7% (Cost $56,022,822)		58,746,434
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(415,241)
NET ASSETS — 100.0%		$ 58,331,193
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
178

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$57,672,120	$—	$57,672,120
Short-Term Investments	1,074,314	—	—	1,074,314
TOTAL INVESTMENTS	$1,074,314	$57,672,120	$—	$58,746,434

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	299,965	$ 300,025	$ 1,062,337	$ 1,354,888	$12	$ 5	7,489	$ 7,491	$3,436
State Street Navigator Securities Lending Portfolio II	1,149,702	1,149,702	9,050,625	9,133,504	—	—	1,066,823	1,066,823	2,424
Total		$1,449,727	$10,112,962	$10,488,392	$12	$ 5		$1,074,314	$5,860

See accompanying notes to financial statements.
179

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,326,840,733	$33,206,865,152	$2,917,828,726
Investments in affiliated issuers, at value	27,955,799	1,806,441,063	305,760,032
Total Investments	1,354,796,532	35,013,306,215	3,223,588,758
Foreign currency, at value	—	—	—
Cash	468	—	—
Receivable for investments sold	15,478,934	—	—
Receivable for fund shares sold	—	18,276,549	—
Dividends receivable — affiliated issuers	3,525	1,390,145	135,245
Interest receivable — unaffiliated issuers	4,334,820	—	—
Securities lending income receivable — unaffiliated issuers	—	135,500	66,397
Securities lending income receivable — affiliated issuers	7,059	354,271	119,657
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	1,374,621,338	35,033,462,680	3,223,910,057
LIABILITIES
Payable upon return of securities loaned	27,506,000	1,634,224,251	290,154,031
Payable for investments purchased	13,537,678	—	—
Payable for fund shares repurchased	1,857,124	41,122,235	—
Advisory fee payable	168,174	3,899,441	338,745
Trustees’ fees and expenses payable	477	—	—
TOTAL LIABILITIES	43,069,453	1,679,245,927	290,492,776
NET ASSETS	$1,331,551,885	$33,354,216,753	$2,933,417,281
NET ASSETS CONSIST OF:
Paid-in capital	$1,455,090,971	$33,397,440,696	$2,939,917,536
Total distributable earnings (loss)	(123,539,086)	(43,223,943)	(6,500,255)
NET ASSETS	$1,331,551,885	$33,354,216,753	$2,933,417,281
NET ASSET VALUE PER SHARE
Net asset value per share	$ 18.57	$ 91.38	$ 99.10
Shares outstanding (unlimited amount authorized, $0.01 par value)	71,700,000	364,994,503	29,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 1,416,540,117	$33,202,633,566	$ 2,915,611,171
Investments in affiliated issuers	27,955,799	1,806,441,063	305,760,032
Total cost of investments	$1,444,495,916	$35,009,074,629	$3,221,371,203
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 26,946,211	$ 2,532,008,470	$ 340,429,902
See accompanying notes to financial statements.
180

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$212,366,760	$2,296,510,315	$2,437,610,848	$3,784,970,740	$3,877,918,433
4,170,115	39,005,201	45,932,931	28,470,488	2,030,588
216,536,875	2,335,515,516	2,483,543,779	3,813,441,228	3,879,949,021
1,370	157	—	—	—
—	77,404	2,585	150	3,481
—	58,069,773	—	—	—
—	—	5,050,735	—	—
1,484	156,997	164,352	168,982	58,887
3,431,533	18,810,962	33,059,050	43,991,699	49,273,124
27	1,490	—	—	—
3,068	8,343	—	—	—
—	3,948	—	—	—
219,974,357	2,412,644,590	2,521,820,501	3,857,602,059	3,929,284,513

3,796,625	4,234,225	—	—	—
—	24,298,472	15,351,882	50,692,067	27,840,322
—	58,066,956	—	—	—
40,486	305,115	715,235	731,299	658,845
—	2,520	697	1,150	2,569
3,837,111	86,907,288	16,067,814	51,424,516	28,501,736
$216,137,246	$2,325,737,302	$2,505,752,687	$3,806,177,543	$3,900,782,777

$243,797,378	$2,340,798,931	$2,654,395,033	$3,836,054,002	$3,982,454,004
(27,660,132)	(15,061,629)	(148,642,346)	(29,876,459)	(81,671,227)
$216,137,246	$2,325,737,302	$2,505,752,687	$3,806,177,543	$3,900,782,777

$ 24.29	$ 30.56	$ 25.26	$ 47.08	$ 47.83
8,900,000	76,100,000	99,200,000	80,851,036	81,551,082

$224,988,905	$2,297,461,476	$2,552,985,215	$3,759,275,015	$3,922,977,764
4,170,137	39,004,701	45,932,931	28,470,488	2,030,588
$229,159,042	$2,336,466,177	$2,598,918,146	$3,787,745,503	$3,925,008,352
$ 1,331	$ 151	$ —	$ —	$ —
$ 3,738,285	$ 15,577,316	$ —	$ —	$ —
181

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2023 (Unaudited)

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,663,684,636	$ 8,221,400,549	$3,990,100,103
Investments in affiliated issuers, at value	168,585,238	548,121,374	310,715,440
Total Investments	3,832,269,874	8,769,521,923	4,300,815,543
Foreign currency, at value	—	10,967	1,682
Cash	32,859	124,825	—
Receivable for investments sold	29,358,257	211,061,274	31,215,591
Receivable for fund shares sold	43,466,102	76,021,884	113,291,433
Dividends receivable — unaffiliated issuers	1,399,084	—	—
Dividends receivable — affiliated issuers	76,629	312,850	587,657
Interest receivable — unaffiliated issuers	10,951,435	143,036,686	69,242,429
Securities lending income receivable — unaffiliated issuers	12,282	54,492	9,276
Securities lending income receivable — affiliated issuers	99,872	477,822	223,490
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	214,714	222,744
TOTAL ASSETS	3,917,666,394	9,200,837,437	4,515,609,845
LIABILITIES
Due to custodian	—	—	175,869
Payable upon return of securities loaned	154,241,981	498,109,765	214,300,781
Payable for investments purchased	82,292,389	101,136,178	133,880,474
Payable for fund shares repurchased	—	190,038,715	30,224,356
Advisory fee payable	1,205,756	2,835,242	1,329,493
Trustees’ fees and expenses payable	1,125	2,828	84
TOTAL LIABILITIES	237,741,251	792,122,728	379,911,057
NET ASSETS	$3,679,925,143	$ 8,408,714,709	$4,135,698,788
NET ASSETS CONSIST OF:
Paid-in capital	$4,441,969,339	$10,681,233,101	$5,040,919,344
Total distributable earnings (loss)	(762,044,196)	(2,272,518,392)	(905,220,556)
NET ASSETS	$3,679,925,143	$ 8,408,714,709	$4,135,698,788
NET ASSET VALUE PER SHARE
Net asset value per share	$ 72.16	$ 95.04	$ 25.19
Shares outstanding (unlimited amount authorized, $0.01 par value)	51,000,000	88,474,605	164,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,848,366,363	$ 8,436,767,468	$3,978,823,815
Investments in affiliated issuers	168,585,328	548,120,825	310,712,277
Total cost of investments	$4,016,951,691	$ 8,984,888,293	$4,289,536,092
Foreign currency, at cost	$ —	$ 10,815	$ 1,682
* Includes investments in securities on loan, at value	$ 199,788,245	$ 550,061,376	$ 236,565,323
See accompanying notes to financial statements.
182

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$57,672,120
1,074,314
58,746,434
—
—
2,763,713
—
—
616
639,482
139
448
976
—
62,151,808

—
1,066,823
2,749,354
—
4,393
45
3,820,615
$58,331,193

$57,000,248
1,330,945
$58,331,193

$ 97.22
600,000

$54,948,507
1,074,315
$56,022,822
$ —
$ 1,847,685
183

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 20,078,340	$854,486,675	$71,747,094
Dividend income — affiliated issuers	54,927	9,888,083	701,930
Unaffiliated securities lending income	294	955,238	97,221
Affiliated securities lending income	22,628	1,662,391	242,029
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	20,156,189	866,992,387	72,788,274
EXPENSES
Advisory fee	999,627	21,674,950	1,817,745
Trustees’ fees and expenses	7,068	151,240	12,561
Miscellaneous expenses	288	6,852	570
TOTAL EXPENSES	1,006,983	21,833,042	1,830,876
NET INVESTMENT INCOME (LOSS)	$ 19,149,206	$845,159,345	$70,957,398
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,519,285)	(983,211)	(1,497,420)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	(11,920,223)	157,843	112,122
Foreign currency transactions	—	—	—
Net realized gain (loss)	(19,439,508)	(825,368)	(1,385,298)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	35,889,992	(2,653,561)	3,749,464
Investments — affiliated issuers	—	—	—
Foreign currency translations	—	—	—
Net change in unrealized appreciation/depreciation	35,889,992	(2,653,561)	3,749,464
NET REALIZED AND UNREALIZED GAIN (LOSS)	16,450,484	(3,478,929)	2,364,166
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 35,599,690	$841,680,416	$73,321,564
See accompanying notes to financial statements.
184

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$ 5,877,852	$72,448,527	$51,136,969	$ 51,530,836	$ 29,509,904
13,949	836,383	637,603	1,000,239	515,593
94	10,457	—	—	—
9,926	52,478	—	—	—
(744)	(623)	—	—	—
5,901,077	73,347,222	51,774,572	52,531,075	30,025,497

230,555	1,823,384	3,582,993	4,179,924	3,972,499
1,023	14,242	10,279	19,651	22,801
43	526	425	779	861
231,621	1,838,152	3,593,697	4,200,354	3,996,161
$ 5,669,456	$71,509,070	$48,180,875	$ 48,330,721	$ 26,029,336

(727,940)	121,308	(4,594,693)	(34,659,653)	(17,287,214)
(157)	7,404	—	—	—
—	606,394	(2,138,115)	(62,945,400)	(18,274,875)
5	—	—	—	—
(728,092)	735,106	(6,732,808)	(97,605,053)	(35,562,089)

7,373,048	4,263,622	44,457,861	176,947,274	105,193,583
(30)	383	—	—	—
39	6	—	—	—
7,373,057	4,264,011	44,457,861	176,947,274	105,193,583
6,644,965	4,999,117	37,725,053	79,342,221	69,631,494
$12,314,421	$76,508,187	$85,905,928	$127,672,942	$ 95,660,830
185

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ (46,784,609)	$ 263,998,270	$145,192,180
Dividend income — unaffiliated issuers	11,273,935	—	—
Dividend income — affiliated issuers	352,566	1,597,317	1,203,763
Unaffiliated securities lending income	73,579	434,287	54,938
Affiliated securities lending income	787,621	2,778,047	1,281,760
Foreign taxes withheld	(124,125)	(39,232)	—
TOTAL INVESTMENT INCOME (LOSS)	(34,421,033)	268,768,689	147,732,641
EXPENSES
Advisory fee	8,301,136	15,363,955	7,432,452
Trustees’ fees and expenses	21,466	42,516	18,776
Miscellaneous expenses	926	1,625	793
TOTAL EXPENSES	8,323,528	15,408,096	7,452,021
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	8,323,528	15,408,096	7,452,021
NET INVESTMENT INCOME (LOSS)	$ (42,744,561)	$ 253,360,593	$140,280,620
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,879,471)	(87,163,369)	(31,887,871)
Investments — affiliated issuers	(719)	3,575	3,619
In-kind redemptions — unaffiliated issuers	(6,470,760)	(25,474,392)	3,535,966
Net realized gain (loss)	(22,350,950)	(112,634,186)	(28,348,286)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	157,161,322	426,564,933	125,038,196
Investments — affiliated issuers	(90)	336	3,163
Foreign currency translations	—	152	(624)
Net change in unrealized appreciation/depreciation	157,161,232	426,565,421	125,040,735
NET REALIZED AND UNREALIZED GAIN (LOSS)	134,810,282	313,931,235	96,692,449
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 92,065,721	$ 567,291,828	$236,973,069
See accompanying notes to financial statements.
186

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$ 985,602
—
3,436
737
2,424
—
992,199

16,880
152
7
17,039
(3,751)
13,288
$ 978,911

(58,242)
12
—
(58,230)

3,469,603
5
—
3,469,608
3,411,378
$4,390,289
187

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg 1-10 Year TIPS ETF		SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 19,149,206	$ 57,560,929	$ 845,159,345	$ 936,851,595
Net realized gain (loss)	(19,439,508)	(53,169,987)	(825,368)	(21,161,180)
Net change in unrealized appreciation/depreciation	35,889,992	(22,593,123)	(2,653,561)	10,141,449
Net increase (decrease) in net assets resulting from operations	35,599,690	(18,202,181)	841,680,416	925,831,864
Net equalization credits and charges	366,078	1,225,766	—	—
Distributions to shareholders	(26,680,752)	(64,823,871)	(986,467,822)	(828,585,089)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	158,096,951	443,718,357	17,073,104,267	27,017,236,638
Cost of shares redeemed	(194,839,043)	(455,154,892)	(11,751,306,933)	(19,996,142,470)
Net income equalization	(366,078)	(1,225,766)	—	—
Other capital	1,235	(2,793)	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(37,106,935)	(12,665,094)	5,321,797,334	7,021,094,168
Net increase (decrease) in net assets during the period	(27,821,919)	(94,465,380)	5,177,009,928	7,118,340,943
Net assets at beginning of period	1,359,373,804	1,453,839,184	28,177,206,825	21,058,865,882
NET ASSETS AT END OF PERIOD	$1,331,551,885	$1,359,373,804	$ 33,354,216,753	$ 28,177,206,825
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,700,000	23,300,000	186,400,000	295,200,000
Shares redeemed	(10,700,000)	(24,300,000)	(128,350,000)	(218,500,000)
Net increase (decrease) from share transactions	(2,000,000)	(1,000,000)	58,050,000	76,700,000
See accompanying notes to financial statements.
188

SPDR Bloomberg 3-12 Month T-Bill ETF		SPDR Bloomberg Emerging Markets USD Bond ETF		SPDR Bloomberg Investment Grade Floating Rate ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 70,957,398	$ 40,330,343	$ 5,669,456	$ 7,051,938	$ 71,509,070	$ 123,954,089
(1,385,298)	(1,967,894)	(728,092)	(12,985,738)	735,106	(3,004,690)
3,749,464	(1,385,751)	7,373,057	14,857,758	4,264,011	25,407,982
73,321,564	36,976,698	12,314,421	8,923,958	76,508,187	146,357,381
1,206,134	4,421,114	—	143,554	(113,985)	(1,373,023)
(81,321,351)	(35,264,824)	(6,606,529)	(6,889,316)	(82,993,767)	(114,319,277)

942,302,929	2,388,988,660	7,259,300	104,116,130	266,390,949	526,692,486
(342,258,433)	(109,169,636)	—	(53,715,967)	(400,862,468)	(1,325,899,170)
(1,206,134)	(4,421,114)	—	(143,554)	113,985	1,373,023
—	—	895	152,318	2,034	8,268
598,838,362	2,275,397,910	7,260,195	50,408,927	(134,355,500)	(797,825,393)
592,044,709	2,281,530,898	12,968,087	52,587,123	(140,955,065)	(767,160,312)
2,341,372,572	59,841,674	203,169,159	150,582,036	2,466,692,367	3,233,852,679
$2,933,417,281	$2,341,372,572	$216,137,246	$203,169,159	$2,325,737,302	$ 2,466,692,367

9,500,000	24,050,000	300,000	4,400,000	8,700,000	17,300,000
(3,450,000)	(1,100,000)	—	(2,300,000)	(13,100,000)	(43,600,000)
6,050,000	22,950,000	300,000	2,100,000	(4,400,000)	(26,300,000)
189

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF		SPDR Nuveen Bloomberg Municipal Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 48,180,875	$ 78,588,331	$ 48,330,721	$ 79,557,354
Net realized gain (loss)	(6,732,808)	(56,347,343)	(97,605,053)	(72,874,803)
Net change in unrealized appreciation/depreciation	44,457,861	21,211,219	176,947,274	107,940,019
Net increase (decrease) in net assets resulting from operations	85,905,928	43,452,207	127,672,942	114,622,570
Net equalization credits and charges	721,948	815,124	(39,678)	378,260
Distributions to shareholders	(50,943,993)	(76,325,237)	(55,816,828)	(77,439,103)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	538,634,899	1,125,648,279	675,232,076	1,701,866,528
Cost of shares redeemed	(38,233,878)	(795,492,072)	(765,235,340)	(1,403,065,040)
Net income equalization	(721,948)	(815,124)	39,678	(378,260)
Other capital	2,134,584	2,882,722	501,764	1,829,927
Net increase (decrease) in net assets from beneficial interest transactions	501,813,657	332,223,805	(89,461,822)	300,253,155
Contribution from affiliate (Note 4)	—	56,091	—	—
Net increase (decrease) in net assets during the period	537,497,540	300,221,990	(17,645,386)	337,814,882
Net assets at beginning of period	1,968,255,147	1,668,033,157	3,823,822,929	3,486,008,047
NET ASSETS AT END OF PERIOD	$2,505,752,687	$1,968,255,147	$3,806,177,543	$ 3,823,822,929
SHARES OF BENEFICIAL INTEREST:
Shares sold	22,200,000	45,400,000	15,200,000	37,400,000
Shares redeemed	(1,600,000)	(31,800,000)	(17,200,000)	(30,500,000)
Net increase (decrease) from share transactions	20,600,000	13,600,000	(2,000,000)	6,900,000
See accompanying notes to financial statements.
190

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF		SPDR Bloomberg Convertible Securities ETF		SPDR Bloomberg High Yield Bond ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 26,029,336	$ 39,799,866	$ (42,744,561)	$ (99,417,143)	$ 253,360,593	$ 515,181,133
(35,562,089)	(45,822,733)	(22,350,950)	(47,222,954)	(112,634,186)	(296,153,024)
105,193,583	21,873,191	157,161,232	504,539,046	426,565,421	391,300,544
95,660,830	15,850,324	92,065,721	357,898,949	567,291,828	610,328,653
(150,155)	(318,381)	1,992,351	716,554	(29,274)	4,317,760
(29,885,446)	(38,442,928)	(52,546,652)	(92,217,183)	(305,041,866)	(514,928,503)

56,316,823	465,150,938	575,615,884	2,545,694,634	14,211,034,511	33,497,785,973
(359,555,657)	(1,157,297,470)	(1,340,222,860)	(2,145,771,296)	(14,775,604,477)	(31,025,983,768)
150,155	318,381	(1,992,351)	(716,554)	29,274	(4,317,760)
31,070	231,911	16,364	26,471	227,882	521,769
(303,057,609)	(691,596,240)	(766,582,963)	399,233,255	(564,312,810)	2,468,006,214
—	—	251,498	—	—	81,846
(237,432,380)	(714,507,225)	(724,820,045)	665,631,575	(302,092,122)	2,567,805,970
4,138,215,157	4,852,722,382	4,404,745,188	3,739,113,613	8,710,806,831	6,143,000,861
$3,900,782,777	$ 4,138,215,157	$ 3,679,925,143	$ 4,404,745,188	$ 8,408,714,709	$ 8,710,806,831

1,200,000	9,900,000	8,200,000	37,500,000	155,800,000	365,600,000
(7,700,000)	(24,600,000)	(20,100,000)	(32,500,000)	(162,200,000)	(338,600,000)
(6,500,000)	(14,700,000)	(11,900,000)	5,000,000	(6,400,000)	27,000,000
191

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term High Yield Bond ETF		SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 140,280,620	$ 237,519,750	$ 978,911	$ 2,894,827
Net realized gain (loss)	(28,348,286)	(201,227,525)	(58,230)	(2,630,024)
Net change in unrealized appreciation/depreciation	125,040,735	273,120,272	3,469,608	1,627,844
Net increase (decrease) in net assets resulting from operations	236,973,069	309,412,497	4,390,289	1,892,647
Net equalization credits and charges	(1,303,466)	(1,209,455)	(150,204)	(117,731)
Distributions to shareholders	(160,580,802)	(236,049,073)	(1,216,586)	(3,317,276)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,034,997,269	9,457,271,316	26,548,169	4,783,839
Cost of shares redeemed	(3,733,099,987)	(9,180,536,135)	—	(78,214,147)
Net income equalization	1,303,466	1,209,455	150,204	117,731
Other capital	46,870	200,070	—	—
Net increase (decrease) in net assets from beneficial interest transactions	303,247,618	278,144,706	26,698,373	(73,312,577)
Net increase (decrease) in net assets during the period	378,336,419	350,298,675	29,721,872	(74,854,937)
Net assets at beginning of period	3,757,362,369	3,407,063,694	28,609,321	103,464,258
NET ASSETS AT END OF PERIOD	$ 4,135,698,788	$ 3,757,362,369	$58,331,193	$ 28,609,321
SHARES OF BENEFICIAL INTEREST:
Shares sold	164,400,000	385,800,000	300,000	50,000
Shares redeemed	(152,700,000)	(374,700,000)	—	(800,000)
Net increase (decrease) from share transactions	11,700,000	11,100,000	300,000	(750,000)
See accompanying notes to financial statements.
192

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-10 Year TIPS ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 18.44	$ 19.46	$ 21.12	$ 20.30	$ 19.59	$ 19.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.77	1.28	0.72	0.12	0.44
Net realized and unrealized gain (loss) (b)	0.23	(0.96)	(1.62)	0.70	0.99	0.43
Total from investment operations	0.49	(0.19)	(0.34)	1.42	1.11	0.87
Net equalization credits and charges (a)	0.01	0.02	(0.09)	(0.13)	(0.01)	(0.01)
Other capital (a)	0.00(c)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.37)	(0.85)	(1.23)	(0.47)	(0.27)	(0.54)
Return of capital	—	—	—	—	(0.12)	—
Total distributions	(0.37)	(0.85)	(1.23)	(0.47)	(0.39)	(0.54)
Net asset value, end of period	$ 18.57	$ 18.44	$ 19.46	$ 21.12	$ 20.30	$ 19.59
Total return (d)	2.75%	(0.95)%	(2.21)%	6.42%	5.74%	4.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,331,552	$1,359,374	$1,453,839	$779,454	$389,784	$340,829
Ratios to average net assets:
Total expenses	0.15%(e)	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.87%(e)	4.08%	6.17%	3.45%	0.61%	2.32%
Portfolio turnover rate (f)	9%(g)	15%	15%	15%	17%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
193

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 91.80	$ 91.46	$ 91.47	$ 91.53	$ 91.60	$ 91.57
Income (loss) from investment operations:
Net investment income (loss) (a)	2.42	3.40	0.09	(0.06)	0.88	1.97
Net realized and unrealized gain (loss) (b)	(0.03)	(0.19)	(0.07)	0.00(c)	0.32	(0.05)
Total from investment operations	2.39	3.21	0.02	(0.06)	1.20	1.92
Other capital (a)	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(2.81)	(2.87)	(0.03)	(0.00)(c)	(1.27)	(1.89)
Net asset value, end of period	$ 91.38	$ 91.80	$ 91.46	$ 91.47	$ 91.53	$ 91.60
Total return (d)	2.65%	3.56%	0.03%	(0.06)%	1.32%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,354,217	$28,177,207	$21,058,866	$11,950,062	$16,109,124	$9,306,387
Ratios to average net assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	5.24%(e)	3.71%	0.09%	(0.07)%	0.96%	2.15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
194

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 3-12 Month T-Bill ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$ 99.42	$ 99.74	$100.05	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	2.62	4.55	0.56	(0.04)
Net realized and unrealized gain (loss) (b)	0.03	(1.91)	(0.71)	0.02
Total from investment operations	2.65	2.64	(0.15)	(0.02)
Net equalization credits and charges (a)	0.04	0.50	(0.09)	0.00(c)
Distributions to shareholders from:
Net investment income	(3.01)	(3.46)	(0.07)	—
Net asset value, end of period	$ 99.10	$ 99.42	$ 99.74	$100.05
Total return (d)	2.74%	3.22%	(0.24)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,933,417	$2,341,373	$59,842	$10,005
Ratios to average net assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%(e)
Net investment income (loss)	5.25%(e)	4.58%	0.56%	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
195

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets USD Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$ 23.62	$ 23.17	$ 30.71	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	1.21	1.18	0.27
Net realized and unrealized gain (loss) (b)	0.78	0.38	(7.52)	0.60
Total from investment operations	1.44	1.59	(6.34)	0.87
Net equalization credits and charges (a)	—	0.02	0.00(c)	0.01
Other capital (a)	0.00(c)	0.03	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.77)	(1.19)	(1.20)	(0.17)
Net asset value, end of period	$ 24.29	$ 23.62	$ 23.17	$ 30.71
Total return (d)	6.25%	7.34%	(21.31)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$216,137	$203,169	$150,582	$181,186
Ratios to average net assets:
Total expenses	0.23%(e)	0.24%	0.23%	0.23%(e)
Net investment income (loss)	5.66%(e)	5.20%	4.18%	3.81%(e)
Portfolio turnover rate (f)	4%(g)	7%	10%	17%
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
196

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Investment Grade Floating Rate ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 30.64	$ 30.28	$ 30.64	$ 30.47	$ 30.72	$ 30.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.91	1.29	0.15	0.16	0.68	0.87
Net realized and unrealized gain (loss) (b)	0.06	0.29	(0.37)	0.19	(0.21)	(0.03)
Total from investment operations	0.97	1.58	(0.22)	0.35	0.47	0.84
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	0.00(c)	0.00(c)	(0.01)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.05)	(1.21)	(0.14)	(0.18)	(0.71)	(0.86)
Net asset value, end of period	$ 30.56	$ 30.64	$ 30.28	$ 30.64	$ 30.47	$ 30.72
Total return (d)	3.21%	5.29%	(0.73)%	1.14%	1.52%	2.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,325,737	$2,466,692	$3,233,853	$2,478,487	$2,657,416	$4,061,612
Ratios to average net assets:
Total expenses	0.15%(e)	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.88%(e)	4.25%	0.50%	0.52%	2.23%	2.85%
Portfolio turnover rate (f)	16%(g)	28%	41%	41%	27%	19%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
197

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23(a)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 25.04	$ 25.66	$ 30.34	$ 28.15	$ 29.22	$ 28.28
Income (loss) from investment operations:
Net investment income (loss) (b)	0.58	1.00	0.93	1.02	1.12	1.22
Net realized and unrealized gain (loss) (c)	0.21	(0.15)	(4.72)	2.17	(1.09)	0.86
Total from investment operations	0.79	0.85	(3.79)	3.19	0.03	2.08
Net equalization credits and charges (b)	0.01	0.01	0.01	0.02	0.02	0.02
Contribution from affiliate (Note 4)	—	0.00(d)	—	—	—	—
Other capital (b)	0.03	0.04	0.01	0.01	0.00(d)	0.01
Distributions to shareholders from:
Net investment income	(0.61)	(1.52)	(0.91)	(1.03)	(1.12)	(1.17)
Net asset value, end of period	$ 25.26	$ 25.04	$ 25.66	$ 30.34	$ 28.15	$ 29.22
Total return (e)	3.38%	1.45%(f)	(12.76)%	11.70%	0.08%	7.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,505,753	$1,968,255	$1,668,033	$1,796,065	$1,198,908	$824,048
Ratios to average net assets:
Total expenses	0.35%(g)	0.36%	0.35%	0.35%	0.35%	0.37%
Net investment income (loss)	4.71%(g)	3.99%	3.20%	3.49%	3.87%	4.33%
Portfolio turnover rate (h)	4%(i)	9%	12%	14%	19%	18%
(a)	Effective on January 12, 2023, the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.45%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
198

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Municipal Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 46.15	$ 45.90	$ 52.09	$ 51.76	$ 50.24	$ 48.11
Income (loss) from investment operations:
Net investment income (loss) (a)	0.60	0.99	0.83	0.96	1.06	1.10
Net realized and unrealized gain (loss) (b)	1.02	0.20	(6.19)	0.33	1.51	2.13
Total from investment operations	1.62	1.19	(5.36)	1.29	2.57	3.23
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	0.01	0.00(c)
Other capital (a)	0.01	0.02	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.70)	(0.96)	(0.83)	(0.96)	(1.06)	(1.10)
Net asset value, end of period	$ 47.08	$ 46.15	$ 45.90	$ 52.09	$ 51.76	$ 50.24
Total return (d)	3.58%	2.68%	(10.42)%	2.64%	5.20%	6.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,806,178	$3,823,823	$3,486,008	$3,732,082	$3,361,883	$2,926,367
Ratios to average net assets:
Total expenses	0.23%(e)	0.24%	0.23%	0.28%	0.30%	0.30%
Net expenses	0.23%(e)	0.24%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.66%(e)	2.15%	1.66%	1.84%	2.08%	2.27%
Portfolio turnover rate (f)	13%(g)	17%	3%	9%	15%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
199

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 47.00	$ 47.23	$ 49.52	$ 49.82	$ 48.93	$ 47.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.41	0.31	0.48	0.66	0.65
Net realized and unrealized gain (loss) (b)	0.88	(0.24)	(2.23)	(0.25)	0.90	0.94
Total from investment operations	1.19	0.17	(1.92)	0.23	1.56	1.59
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.36)	(0.40)	(0.32)	(0.49)	(0.67)	(0.64)
Net realized gains	—	—	(0.05)	(0.04)	—	—
Total distributions	(0.36)	(0.40)	(0.37)	(0.53)	(0.67)	(0.64)
Net asset value, end of period	$ 47.83	$ 47.00	$ 47.23	$ 49.52	$ 49.82	$ 48.93
Total return (d)	2.55%	0.35%	(3.91)%	0.47%	3.21%	3.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,900,783	$4,138,215	$4,852,722	$4,815,522	$4,012,868	$3,613,514
Ratios to average net assets:
Total expenses	0.20%(e)	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.31%(e)	0.87%	0.64%	0.96%	1.34%	1.36%
Portfolio turnover rate (f)	12%(g)	18%	19%	20%	23%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
200

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Convertible Securities ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 70.03	$ 64.58	$ 86.87	$ 60.23	$ 52.93	$ 53.09
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.71)	(1.62)	(1.97)	(0.73)	0.34	(0.30)
Net realized and unrealized gain (loss) (b)	3.72	8.54	(18.65)	29.30	8.56	2.88
Total from investment operations	3.01	6.92	(20.62)	28.57	8.90	2.58
Net equalization credits and charges (a)	0.03	0.01	(0.01)	(0.03)	0.12	0.04
Contribution from affiliate (Note 4)	0.00(c)	—	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.91)	(1.48)	(1.66)	(1.90)	(1.72)	(2.78)
Net asset value, end of period	$ 72.16	$ 70.03	$ 64.58	$ 86.87	$ 60.23	$ 52.93
Total return (d)	4.43%	10.83%	(24.12)%	47.75%	17.45%	5.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,679,925	$4,404,745	$3,739,114	$6,628,386	$4,644,076	$3,858,397
Ratios to average net assets:
Total expenses	0.40%(e)	0.41%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	(2.06)%(e)	(2.42)%	(2.44)%	(0.93)%	0.62%	(0.58)%
Portfolio turnover rate (f)	13%(g)	7%	13%	30%	41%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
201

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg High Yield Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 91.81	$ 90.51	$ 109.83	$ 101.03	$ 108.73	$ 106.80
Income (loss) from investment operations:
Net investment income (loss) (b)	3.04	5.86	4.20	4.56	5.40	6.08
Net realized and unrealized gain (loss) (c)	3.77	1.28	(18.85)	9.36	(7.31)	1.84
Total from investment operations	6.81	7.14	(14.65)	13.92	(1.91)	7.92
Net equalization credits and charges (b)	(0.00)(d)	0.05	0.02	(0.04)	0.00(d)	0.06
Contribution from affiliate (Note 4)	—	0.00(d)	0.00(d)	—	—	—
Other capital (b)	0.00(d)	0.01	0.01	0.04	0.04	0.03
Distributions to shareholders from:
Net investment income	(3.58)	(5.90)	(4.70)	(5.12)	(5.83)	(6.08)
Net asset value, end of period	$ 95.04	$ 91.81	$ 90.51	$ 109.83	$ 101.03	$ 108.73
Total return (e)	7.61%	8.18%(f)	(13.82)%(g)	13.99%	(1.81)%	7.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,408,715	$8,710,807	$6,143,001	$9,738,733	$10,555,187	$9,402,239
Ratios to average net assets:
Total expenses	0.40%(h)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.60%(h)	6.39%	3.99%	4.26%	5.13%	5.72%
Portfolio turnover rate (i)	15%(j)	28%	35%	48%	50%	44%
(a)	On May 6, 2019, the SPDR Bloomberg High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 8.18%.
(g)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (13.82)%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Not annualized.
See accompanying notes to financial statements.
202

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term High Yield Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 24.64	$ 24.10	$ 27.53	$ 25.16	$ 27.21	$ 27.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93	1.65	1.01	1.14	1.37	1.54
Net realized and unrealized gain (loss) (b)	0.70	0.55	(3.26)	2.53	(1.93)	(0.11)
Total from investment operations	1.63	2.20	(2.25)	3.67	(0.56)	1.43
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.00)(c)	(0.01)	(0.01)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.07)	(1.65)	(1.18)	(1.30)	(1.48)	(1.54)
Net asset value, end of period	$ 25.19	$ 24.64	$ 24.10	$ 27.53	$ 25.16	$ 27.21
Total return (d)	6.78%	9.37%	(8.54)%	14.79%	(2.10)%	5.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,135,699	$3,757,362	$3,407,064	$5,057,540	$3,037,341	$3,038,813
Ratios to average net assets:
Total expenses	0.40%(e)	0.41%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	7.55%(e)	6.72%	3.79%	4.26%	5.27%	5.67%
Portfolio turnover rate (f)	31%(g)	65%	59%	74%	90%	65%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
203

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	For the Period 5/12/22*- 6/30/22
Net asset value, beginning of period	$ 95.36	$ 98.54	$ 100.60
Income (loss) from investment operations:
Net investment income (loss) (a)	2.44	4.52	0.93
Net realized and unrealized gain (loss) (b)	2.60	(2.04)	(2.78)
Total from investment operations	5.04	2.48	(1.85)
Net equalization credits and charges (a)	(0.37)	(0.18)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.81)	(5.48)	(0.21)
Net asset value, end of period	$ 97.22	$ 95.36	$ 98.54
Total return (d)	5.08%	2.47%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$58,331	$28,609	$103,464
Ratios to average net assets:
Total expenses	0.09%(e)	0.10%	0.09%(e)
Net expenses	0.07%(e)	0.08%	0.07%(e)
Net investment income (loss)	5.22%(e)	4.70%	4.18%(e)
Portfolio turnover rate (f)	40%(g)	89%	37%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
204

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except for the SPDR Bloomberg Emerging Markets USD Bond ETF, which is classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
205

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
206

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended(the "Internal Revenue Code"). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
207

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20
SPDR Bloomberg Convertible Securities ETF	0.40
SPDR Bloomberg High Yield Bond ETF	0.40
SPDR Bloomberg Short Term High Yield Bond ETF	0.40
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.09
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses for the SPDR MarketAxess Investment Grade 400 Corporate ETF until October 31, 2024, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, will be limited to 0.07% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2024. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Fund’s Board of Trustees. For the period ended December 31, 2023, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $3,751.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the SPDR Bloomberg Emerging Markets USD Bond ETF and provides day to day management of the Fund's investments allocated to it by the Adviser, subject to supervision by the Adviser and oversight by the Board.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF and SPDR Nuveen Bloomberg Short Term Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
208

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement  dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023 are disclosed in the Schedules of Investments.
During the period ended December 31, 2023 State Street made a contribution of $251,498 to the SPDR Bloomberg Convertible Securities ETF related to an accounting matter.
During the fiscal year ended June 30, 2023 State Street made contributions totaling $81,846 to the SPDR Bloomberg High Yield Bond ETF related to separate accounting matters.
During the fiscal year ended June 30, 2023 State Street made a contribution of $56,091 to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2023, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg 1-10 Year TIPS ETF	$121,678,412	$135,350,049	$ —	$ —
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	8,040,795	8,077,657
SPDR Bloomberg Investment Grade Floating Rate ETF	—	—	394,017,442	375,259,786
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	—	581,666,126	77,200,553
SPDR Nuveen Bloomberg Municipal Bond ETF	—	—	778,098,599	457,262,365
209

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	$ —	$ —	$ 545,149,502	$ 452,222,788
SPDR Bloomberg Convertible Securities ETF	—	—	578,384,061	520,799,102
SPDR Bloomberg High Yield Bond ETF	—	—	1,587,939,161	1,168,022,472
SPDR Bloomberg Short Term High Yield Bond ETF	—	—	1,108,294,478	1,194,581,195
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	15,868,354	16,208,035
For the period ended December 31, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 157,204,865	$ 195,952,112	$ (11,920,223)
SPDR Bloomberg 1-3 Month T-Bill ETF	17,024,245,444	11,692,861,347	157,843
SPDR Bloomberg 3-12 Month T-Bill ETF	940,152,438	341,656,206	112,122
SPDR Bloomberg Emerging Markets USD Bond ETF	6,973,966	—	—
SPDR Bloomberg Investment Grade Floating Rate ETF	206,970,654	364,006,119	606,394
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	37,537,989	(2,138,115)
SPDR Nuveen Bloomberg Municipal Bond ETF	322,213,812	773,075,974	(62,945,400)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	5,017,221	361,189,419	(18,274,875)
SPDR Bloomberg Convertible Securities ETF	536,695,094	1,284,847,598	(6,470,760)
SPDR Bloomberg High Yield Bond ETF	13,352,957,586	14,387,676,554	(25,474,392)
SPDR Bloomberg Short Term High Yield Bond ETF	3,856,149,950	3,619,982,203	3,535,966
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	26,286,412	—	—
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2023, SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
210

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, premium amortization, net operating losses, wash sale loss deferrals, TIPS adjustments, forward contracts and distributions in excess of current earnings.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 1,445,817,125	$ 1,373,998	$ 92,394,591	$ (91,020,593)
SPDR Bloomberg 1-3 Month T-Bill ETF	35,009,087,878	4,231,586	13,249	4,218,337
SPDR Bloomberg 3-12 Month T-Bill ETF	3,221,435,962	2,234,723	81,927	2,152,796
SPDR Bloomberg Emerging Markets USD Bond ETF	229,217,863	2,264,996	14,945,984	(12,680,988)
SPDR Bloomberg Investment Grade Floating Rate ETF	2,336,701,831	2,079,934	3,266,249	(1,186,315)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	2,600,668,268	40,077,927	157,202,416	(117,124,489)
SPDR Nuveen Bloomberg Municipal Bond ETF	3,787,223,167	96,793,121	70,575,060	26,218,061
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	3,925,022,763	21,906,050	66,979,792	(45,073,742)
SPDR Bloomberg Convertible Securities ETF	4,298,045,618	361,084,549	826,860,293	(465,775,744)
SPDR Bloomberg High Yield Bond ETF	9,013,778,964	83,761,197	328,018,238	(244,257,041)
SPDR Bloomberg Short Term High Yield Bond ETF	4,298,269,052	81,894,585	79,348,094	2,546,491
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	56,125,275	2,737,224	116,065	2,621,159
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
211

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg 1-10 Year TIPS ETF	$ 26,946,211	$ 27,506,000	$ —	$ 27,506,000
SPDR Bloomberg 1-3 Month T-Bill ETF	2,532,008,470	1,634,224,251	948,722,948	2,582,947,199
SPDR Bloomberg 3-12 Month T-Bill ETF	340,429,902	290,154,031	56,981,625	347,135,656
SPDR Bloomberg Emerging Markets USD Bond ETF	3,738,285	3,796,625	—	3,796,625
SPDR Bloomberg Investment Grade Floating Rate ETF	15,577,316	4,234,225	11,659,620	15,893,845
SPDR Bloomberg Convertible Securities ETF	199,788,245	154,241,981	50,530,690	204,772,671
SPDR Bloomberg High Yield Bond ETF	550,061,376	498,109,765	63,748,575	561,858,340
SPDR Bloomberg Short Term High Yield Bond ETF	236,565,323	214,300,781	27,318,240	241,619,021
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	1,847,685	1,066,823	822,750	1,889,573
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The Following Table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2023:
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg 1-10 Year TIPS ETF	U.S. Treasury Obligations	$ 27,506,000	$—	$—	$—	$ 27,506,000	$ 27,506,000
SPDR Bloomberg 1-3 Month T-Bill ETF	U.S. Treasury Obligations	1,634,224,251	—	—	—	1,634,224,251	1,634,224,251
SPDR Bloomberg 3-12 Month T-Bill ETF	U.S. Treasury Obligations	290,154,031	—	—	—	290,154,031	290,154,031
SPDR Bloomberg Emerging Markets USD Bond ETF	Corporate Bonds & Notes	3,328,075	—	—	—	3,328,075	3,328,075
SPDR Bloomberg Emerging Markets USD Bond ETF	Foreign Government Obligations	468,550	—	—	—	468,550	468,550
SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	3,201,500	—	—	—	3,201,500	3,201,500
SPDR Bloomberg Investment Grade Floating Rate ETF	Foreign Government Obligations	1,032,725	—	—	—	1,032,725	1,032,725
SPDR Bloomberg Convertible Securities ETF	Convertible Preferred Stocks	678,522	—	—	—	678,522	678,522
SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	131,046,760	—	—	—	131,046,760	131,046,760
SPDR Bloomberg Convertible Securities ETF	Preferred Stocks	22,516,699	—	—	—	22,516,699	22,516,699
SPDR Bloomberg High Yield Bond ETF	Corporate Bonds & Notes	498,109,765	—	—	—	498,109,765	498,109,765
SPDR Bloomberg Short Term High Yield Bond ETF	Common Stocks	14,000	—	—	—	14,000	14,000
SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	214,195,035	—	—	—	214,195,035	214,195,035
212

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	$ 5,851	$—	$—	$—	$ 5,851	$ 5,851
SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	85,895	—	—	—	85,895	85,895
SPDR Marketaxess Investment Grade 400 Corporate Bond ETF	Corporate Bonds & Notes	1,066,823	—	—	—	1,066,823	1,066,823
10.    Line of Credit
Certain Funds  and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1,275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2023:
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2023.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
213

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
12.    Stock Split
The Board authorized a 2-for-1 stock split for the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF effective January 12, 2023, for the shareholders of record on January 9, 2023. The impact of the stock splits was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund.
The financial statements and financial highlights of the aforementioned Fund have been adjusted to reflect the stock splits.
13.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
214

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%	$1,027.50	$0.76	$1,024.40	$0.76
SPDR Bloomberg 1-3 Month T-Bill ETF	0.14	1,026.50	0.71	1,024.40	0.71
SPDR Bloomberg 3-12 Month T-Bill ETF	0.14	1,027.40	0.71	1,024.40	0.71
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23	1,062.50	1.19	1,024.00	1.17
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15	1,032.10	0.77	1,024.40	0.76
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35	1,033.80	1.79	1,023.40	1.78
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23	1,035.80	1.18	1,024.00	1.17
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20	1,025.50	1.02	1,024.10	1.02
SPDR Bloomberg Convertible Securities ETF	0.40	1,044.30	2.06	1,023.10	2.03
SPDR Bloomberg High Yield Bond ETF	0.40	1,076.10	2.09	1,023.10	2.03
SPDR Bloomberg Short Term High Yield Bond ETF	0.40	1,067.80	2.08	1,023.10	2.03
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.07	1,050.80	0.36	1,024.80	0.36

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
215

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
216

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has each been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow
Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P HighYield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRSTFISAR

Semi-Annual Report
December 31, 2023
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Bonds 4.63% 2/15/2040	0.6%
U.S. Treasury Notes 4.38% 11/30/2028	0.6
U.S. Treasury Notes 3.88% 12/31/2030	0.5
U.S. Treasury Bonds 3.88% 2/15/2043	0.5
U.S. Treasury Notes 3.88% 3/31/2025	0.4
TOTAL	2.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	41.1%
U.S. Government Agency Obligations	28.1
Corporate Bonds & Notes	25.4
Foreign Government Obligations	2.7
Mortgage-Backed Securities	0.9
Municipal Bonds & Notes	0.7
Asset-Backed Securities	0.4
Commercial Mortgage Backed Securities	0.0 *
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Ford Motor Credit Co. LLC 7.20% 6/10/2030	0.3%
Ford Motor Credit Co. LLC 6.80% 5/12/2028	0.2
HSBC Holdings PLC 5.89% 8/14/2027	0.2
JPMorgan Chase & Co. 5.72% 9/14/2033	0.2
Ford Motor Credit Co. LLC 7.12% 11/7/2033	0.2
TOTAL	1.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	98.3%
Foreign Government Obligations	0.1
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2023

% of Total Investments
Financial	38.8%
Consumer, Non-cyclical	13.8
Consumer, Cyclical	7.4
Industrial	7.2
Communications	6.7
Utilities	6.5
Technology	6.3
Energy	5.9
Basic Materials	2.1
Short-Term Investments	5.3
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.4%
CVS Health Corp. 5.05% 3/25/2048	0.4
Pfizer Investment Enterprises Pte. Ltd. 5.30% 5/19/2053	0.3
AT&T, Inc. 3.55% 9/15/2055	0.3
Boeing Co. 5.81% 5/1/2050	0.3
TOTAL	1.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	98.6%
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2023

% of Total Investments
Consumer, Non-cyclical	23.3%
Financial	14.5
Communications	13.0
Utilities	12.9
Energy	9.2
Industrial	8.8
Technology	8.3
Consumer, Cyclical	4.9
Basic Materials	3.2
Short-Term Investments	1.9
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Bonds 4.13% 8/15/2053	2.8%
U.S. Treasury Bonds 4.00% 11/15/2052	2.8
U.S. Treasury Bonds 3.63% 5/15/2053	2.7
U.S. Treasury Bonds 3.00% 8/15/2052	2.7
U.S. Treasury Bonds 3.63% 2/15/2053	2.7
TOTAL	13.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	99.0%
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(6.2)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Apple, Inc. 2.45% 8/4/2026	0.5%
HCA, Inc. 5.25% 6/15/2026	0.4
Ford Motor Credit Co. LLC 3.38% 11/13/2025	0.4
AbbVie, Inc. 2.95% 11/21/2026	0.4
Bank of America Corp. 1.73% 7/22/2027	0.4
TOTAL	2.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	99.0%
Foreign Government Obligations	0.1
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2023

% of Net Assets
Financial	46.3%
Consumer, Non-cyclical	13.1
Consumer, Cyclical	8.3
Industrial	7.4
Technology	6.7
Energy	5.8
Utilities	5.1
Communications	4.8
Basic Materials	1.6
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Notes 5.00% 8/31/2025	2.9%
U.S. Treasury Notes 4.63% 6/30/2025	2.7
U.S. Treasury Notes 1.50% 2/15/2025	2.7
U.S. Treasury Notes 5.00% 9/30/2025	2.5
U.S. Treasury Notes 4.25% 10/15/2025	2.2
TOTAL	13.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	99.3%
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Inflation-Indexed Notes 0.63% 1/15/2026	3.2%
U.S. Treasury Inflation-Indexed Notes 1.13% 1/15/2033	3.0
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/2025	2.9
U.S. Treasury Inflation-Indexed Notes 0.38% 1/15/2027	2.9
U.S. Treasury Inflation-Indexed Bonds 2.38% 1/15/2025	2.9
TOTAL	14.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio Intermediate Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Notes 2.75% 8/15/2032	2.7%
U.S. Treasury Notes 4.13% 11/15/2032	2.7
U.S. Treasury Notes 3.88% 8/15/2033	2.6
U.S. Treasury Notes 3.38% 5/15/2033	2.5
U.S. Treasury Notes 3.50% 1/31/2028	2.3
TOTAL	12.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Portfolio High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.3%
Medline Borrower LP 3.88% 4/1/2029	0.3
Cloud Software Group, Inc. 9.00% 9/30/2029	0.3
DISH Network Corp. 11.75% 11/15/2027	0.3
Venture Global LNG, Inc. 9.50% 2/1/2029	0.3
TOTAL	1.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	97.8%
Common Stocks	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2023

% of Total Investments
Consumer, Cyclical	18.9%
Communications	14.8
Consumer, Non-cyclical	14.1
Energy	11.3
Financial	10.9
Industrial	10.8
Basic Materials	4.7
Technology	4.5
Utilities	3.0
Diversified	0.1
Short-Term Investments	6.9
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
9

SPDR Portfolio Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Goldman Sachs Group, Inc. 6.13% 2/15/2033	0.2%
Barclays PLC 2.85% 5/7/2026	0.2
Bank of America Corp. 5.08% 1/20/2027	0.2
Wells Fargo & Co. 3.55% 9/29/2025	0.2
JPMorgan Chase & Co. 2.74% 10/15/2030	0.2
TOTAL	1.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	98.7%
Foreign Government Obligations	0.1
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2023

% of Total Investments
Financial	31.6%
Consumer, Non-cyclical	17.1
Communications	8.7
Utilities	8.5
Industrial	7.3
Technology	7.0
Consumer, Cyclical	6.7
Energy	6.6
Basic Materials	2.3
Short-Term Investments	4.2
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio Mortgage Backed Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Federal National Mortgage Association 4.50% 8/1/2052	0.9%
Federal Home Loan Mortgage Corp. 2.00% 11/1/2051	0.8
Federal Home Loan Mortgage Corp. 2.50% 9/1/2051	0.7
Federal Home Loan Mortgage Corp. 2.00% 2/1/2052	0.7
Federal National Mortgage Association 2.50% 1/1/2052	0.7
TOTAL	3.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of December 31, 2023

Description	% of Total Investments
Federal National Mortgage Association	43.3%
Federal Home Loan Mortgage Corp.	26.9
Government National Mortgage Association	19.9
Uniform Mortgage-Backed Security, TBA	3.2
Government National Mortgage Association, TBA	2.0
TOTAL	95.3%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
11

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 150,000	$ 127,006
4.65%, 10/1/2028	190,000	187,991
4.75%, 3/30/2030	100,000	98,435
5.38%, 6/15/2033	280,000	284,875
Omnicom Group, Inc.:
2.45%, 4/30/2030	336,000	292,162
4.20%, 6/1/2030	325,000	314,896
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	472,000	460,087
		1,765,452
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,346,000	1,271,943
2.25%, 6/15/2026	240,000	224,990
2.70%, 2/1/2027 (b)	888,000	837,739
2.75%, 2/1/2026	466,000	446,074
2.95%, 2/1/2030 (b)	1,070,000	965,664
3.10%, 5/1/2026	38,000	36,530
3.20%, 3/1/2029	134,000	125,403
3.25%, 2/1/2028	379,000	359,512
3.55%, 3/1/2038	228,000	185,412
3.60%, 5/1/2034	400,000	354,104
3.63%, 2/1/2031	537,000	499,238
3.63%, 3/1/2048	670,000	495,586
3.65%, 3/1/2047	100,000	73,825
3.75%, 2/1/2050	100,000	77,886
3.85%, 11/1/2048	135,000	104,733
3.95%, 8/1/2059	200,000	153,564
4.88%, 5/1/2025	1,382,000	1,375,726
5.04%, 5/1/2027 (b)	455,000	459,213
5.15%, 5/1/2030	1,515,000	1,542,452
5.71%, 5/1/2040	477,000	494,387
5.81%, 5/1/2050	773,000	801,732
5.88%, 2/15/2040	300,000	311,493
5.93%, 5/1/2060	1,336,000	1,387,008
General Dynamics Corp.:
3.25%, 4/1/2025	579,000	567,663
3.50%, 5/15/2025	600,000	589,668
3.63%, 4/1/2030	246,000	236,327
3.75%, 5/15/2028	357,000	350,595
4.25%, 4/1/2040	560,000	523,286
Hexcel Corp. 4.20%, 2/15/2027	128,000	123,346
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	611,500	503,124
2.90%, 12/15/2029	620,000	560,877
3.85%, 12/15/2026	404,000	396,179
4.40%, 6/15/2028	295,000	291,581
5.40%, 7/31/2033	500,000	520,205
6.15%, 12/15/2040	168,000	184,002
Security Description	Principal Amount	Value
Lockheed Martin Corp.:
3.55%, 1/15/2026	$ 202,000	$ 198,485
3.80%, 3/1/2045	417,500	359,764
4.07%, 12/15/2042	358,000	323,643
4.09%, 9/15/2052	160,000	142,178
4.15%, 6/15/2053	494,000	442,777
4.45%, 5/15/2028 (b)	180,000	181,105
4.50%, 5/15/2036	300,000	297,093
4.70%, 5/15/2046	825,000	808,525
4.75%, 2/15/2034 (b)	500,000	508,980
4.95%, 10/15/2025	250,000	252,265
5.10%, 11/15/2027	100,000	103,237
5.20%, 2/15/2055	225,000	236,810
5.25%, 1/15/2033	275,000	291,857
5.70%, 11/15/2054	280,000	315,655
5.90%, 11/15/2063	430,000	502,339
Series B, 6.15%, 9/1/2036 (b)	400,000	453,176
Northrop Grumman Corp.:
3.20%, 2/1/2027	257,000	247,247
3.25%, 1/15/2028	803,000	767,829
3.85%, 4/15/2045	336,000	281,874
4.03%, 10/15/2047	250,000	214,813
4.40%, 5/1/2030	435,000	432,599
4.75%, 6/1/2043	479,000	458,623
4.95%, 3/15/2053	215,000	213,297
5.25%, 5/1/2050 (b)	712,000	733,417
RTX Corp.:
1.90%, 9/1/2031	502,000	408,452
2.25%, 7/1/2030	885,000	764,392
2.38%, 3/15/2032	1,011,000	841,799
2.82%, 9/1/2051	461,000	304,375
3.03%, 3/15/2052	610,000	421,309
3.13%, 5/4/2027	408,000	388,151
3.13%, 7/1/2050	333,000	235,394
3.50%, 3/15/2027 (b)	447,000	430,792
3.75%, 11/1/2046	406,000	322,936
3.95%, 8/16/2025	532,000	524,467
4.13%, 11/16/2028	939,000	917,290
4.15%, 5/15/2045	360,000	307,199
4.35%, 4/15/2047	334,000	292,110
4.45%, 11/16/2038	718,000	661,307
4.63%, 11/16/2048	414,000	378,856
4.80%, 12/15/2043	720,000	669,629
5.15%, 2/27/2033	255,000	259,973
5.38%, 2/27/2053	175,000	178,253
5.40%, 5/1/2035	290,000	299,526
5.75%, 11/8/2026	160,000	164,325
6.10%, 3/15/2034	345,000	374,090
6.40%, 3/15/2054	370,000	428,771
7.50%, 9/15/2029	125,000	141,116
		35,913,167
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	679,000	554,709

See accompanying notes to financial statements.
12

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 5/6/2030	$ 278,000	$ 253,959
3.40%, 2/4/2041	445,000	326,652
3.70%, 2/4/2051	470,000	331,895
3.88%, 9/16/2046	529,000	397,850
4.00%, 2/4/2061	150,000	109,629
4.25%, 8/9/2042	442,000	360,473
4.40%, 2/14/2026	312,000	309,114
4.45%, 5/6/2050	416,000	330,562
4.50%, 5/2/2043	431,000	359,364
4.80%, 2/14/2029 (b)	665,000	663,623
5.38%, 1/31/2044 (b)	404,000	398,966
5.80%, 2/14/2039	173,000	176,662
5.95%, 2/14/2049 (b)	730,000	743,067
6.20%, 11/1/2028	500,000	525,000
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	644,000	613,249
2.70%, 9/15/2051	582,000	393,502
2.90%, 3/1/2032	227,000	201,869
3.75%, 9/15/2047 (b)	320,000	264,368
4.02%, 4/16/2043	100,000	85,915
4.50%, 8/15/2033	200,000	200,348
5.38%, 9/15/2035	150,000	160,674
BAT Capital Corp.:
2.26%, 3/25/2028	154,000	137,762
2.73%, 3/25/2031	395,000	331,342
3.22%, 9/6/2026	257,000	245,926
3.46%, 9/6/2029	420,000	386,606
3.56%, 8/15/2027	1,003,000	957,935
3.73%, 9/25/2040	150,000	110,568
3.98%, 9/25/2050	319,000	225,415
4.39%, 8/15/2037	807,000	676,774
4.54%, 8/15/2047	774,000	595,291
4.70%, 4/2/2027	125,000	123,725
4.76%, 9/6/2049	437,000	346,851
5.28%, 4/2/2050	140,000	120,002
6.34%, 8/2/2030	300,000	315,249
6.42%, 8/2/2033	500,000	523,550
7.08%, 8/2/2053	645,000	690,144
BAT International Finance PLC:
1.67%, 3/25/2026	210,000	195,038
4.45%, 3/16/2028	150,000	147,681
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	190,000	179,560
3.25%, 8/15/2026	222,000	213,102
3.75%, 9/25/2027	149,000	143,646
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	266,000	243,691
1.75%, 11/1/2030	225,000	185,355
2.10%, 5/1/2030 (b)	250,000	215,108
2.75%, 2/25/2026	152,000	145,681
3.13%, 3/2/2028	113,300	107,019
3.38%, 8/11/2025	574,000	560,408
4.13%, 3/4/2043	308,000	261,378
Security Description	Principal Amount	Value
4.25%, 11/10/2044	$ 285,000	$ 244,898
4.38%, 11/15/2041	145,000	128,647
4.50%, 3/20/2042	388,000	348,727
4.88%, 2/13/2026	399,000	400,133
4.88%, 11/15/2043	975,000	919,454
5.13%, 11/17/2027	360,000	366,458
5.25%, 9/7/2028 (b)	750,000	772,080
5.38%, 2/15/2033	1,055,000	1,082,641
5.63%, 11/17/2029	329,000	345,101
5.63%, 9/7/2033 (b)	761,000	796,082
5.75%, 11/17/2032	626,000	657,244
Reynolds American, Inc.:
4.45%, 6/12/2025	731,000	722,586
5.70%, 8/15/2035	475,000	468,730
5.85%, 8/15/2045	1,165,000	1,097,523
		24,496,561
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	260,254	216,729
Series 2019-1, Class AA, 3.15%, 8/15/2033	22,037	19,383
Series 2016-2, Class AA, 3.20%, 12/15/2029	339,948	310,933
Series 2017-2, Class AA, 3.35%, 4/15/2031	122,907	110,839
Series 2016-1, Class AA, 3.58%, 7/15/2029	51,915	48,171
Series 2017-1, Class AA, 3.65%, 8/15/2030	68,625	62,834
Series 2014-1, Class A, 3.70%, 4/1/2028	105,629	98,167
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	171,593	144,841
Southwest Airlines Co.:
3.00%, 11/15/2026	230,000	218,396
5.13%, 6/15/2027 (b)	623,000	625,866
5.25%, 5/4/2025	425,000	425,047
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	204,454	183,105
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	140,023	117,881
Series 2016-2, Class AA, 2.88%, 4/7/2030	278,579	249,122
Series 2016-1, Class AA, 3.10%, 1/7/2030	144,198	131,693
Series 2018-1, Class AA, 3.50%, 9/1/2031	272,975	247,474
Series 2014-1, Class A, 4.00%, 10/11/2027	166,402	157,871

See accompanying notes to financial statements.
13

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-1, Class AA, 4.15%, 2/25/2033	$ 56,133	$ 51,739
Series 2013-1, Class A, 4.30%, 2/15/2027	198,617	191,392
Series 2020-1, Class B, 4.88%, 7/15/2027	131,936	128,064
Series 2023-1, Class A, 5.80%, 7/15/2037	420,000	426,439
Series 2020-1, Class A, 5.88%, 4/15/2029	366,193	370,085
		4,536,071
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	745,000	707,325
2.85%, 3/27/2030	561,000	515,907
3.25%, 3/27/2040	289,000	242,907
3.38%, 3/27/2050 (b)	541,000	443,387
3.63%, 5/1/2043	411,000	354,886
3.88%, 11/1/2045	468,000	412,163
PVH Corp. 4.63%, 7/10/2025	133,000	130,843
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	100,000	90,970
3.75%, 9/15/2025	166,000	162,639
Tapestry, Inc.:
3.05%, 3/15/2032	310,000	251,326
4.13%, 7/15/2027	156,000	148,548
7.00%, 11/27/2026	225,000	233,424
7.35%, 11/27/2028	365,000	383,071
7.85%, 11/27/2033	370,000	395,090
VF Corp.:
2.40%, 4/23/2025	356,000	340,065
2.95%, 4/23/2030 (b)	350,000	292,485
		5,105,036
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.20%, 7/8/2025	645,000	611,828
Series MTN, 1.30%, 9/9/2026 (b)	108,000	99,277
Series MTN, 1.80%, 1/13/2031 (b)	270,000	228,377
Series MTN, 2.25%, 1/12/2029	200,000	180,650
Series MTN, 2.35%, 1/8/2027 (b)	335,000	314,649
Series GMTN, 3.50%, 2/15/2028 (b)	109,000	104,966
4.60%, 4/17/2030	770,000	770,331
Series A, 4.60%, 4/17/2025	300,000	299,139
4.70%, 1/12/2028	295,000	297,561
4.75%, 1/12/2026	223,000	223,551
Series GMTN, 5.13%, 7/7/2028	520,000	536,474
Security Description	Principal Amount	Value
5.65%, 11/15/2028	$ 500,000	$ 523,520
Series GMTN, 5.85%, 10/4/2030	355,000	379,222
Cummins, Inc.:
1.50%, 9/1/2030	195,000	162,503
2.60%, 9/1/2050	421,000	279,325
Ford Motor Co.:
3.25%, 2/12/2032	200,000	166,388
4.75%, 1/15/2043	200,000	165,212
6.10%, 8/19/2032 (b)	1,922,000	1,939,125
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025 (b)	200,000	192,374
2.70%, 8/10/2026	200,000	185,280
3.38%, 11/13/2025	200,000	191,322
Series GMTN, 4.39%, 1/8/2026	200,000	194,442
4.95%, 5/28/2027	500,000	488,160
6.80%, 11/7/2028	320,000	334,845
6.95%, 6/10/2026	3,750,000	3,847,537
7.12%, 11/7/2033	480,000	517,094
7.20%, 6/10/2030 (b)	4,050,000	4,315,558
General Motors Co.:
4.20%, 10/1/2027 (b)	337,000	329,424
5.00%, 10/1/2028	382,400	385,692
5.00%, 4/1/2035	175,000	167,099
5.20%, 4/1/2045	485,000	437,281
5.40%, 10/15/2029 (b)	350,000	356,272
5.40%, 4/1/2048 (b)	438,000	401,497
5.60%, 10/15/2032 (b)	469,000	479,576
5.95%, 4/1/2049 (b)	1,139,000	1,117,234
6.13%, 10/1/2025	651,000	659,411
6.25%, 10/2/2043	617,000	631,210
6.60%, 4/1/2036	441,000	471,389
6.80%, 10/1/2027	441,000	467,813
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	444,000	410,882
1.50%, 6/10/2026	212,000	194,370
2.35%, 2/26/2027	257,000	236,738
2.35%, 1/8/2031	134,000	110,818
2.40%, 4/10/2028	195,000	175,139
2.70%, 8/20/2027	145,000	133,729
2.70%, 6/10/2031	222,000	186,242
2.75%, 6/20/2025	287,000	276,215
3.10%, 1/12/2032	238,000	202,764
3.60%, 6/21/2030	531,000	482,732
4.00%, 1/15/2025	446,000	438,703
4.00%, 10/6/2026	187,000	181,975
4.30%, 7/13/2025	561,000	551,912
4.35%, 4/9/2025	391,000	385,460
4.35%, 1/17/2027	370,000	362,778
5.00%, 4/9/2027	318,000	317,507
5.25%, 3/1/2026	417,000	417,354
5.40%, 4/6/2026	300,000	302,079
5.80%, 1/7/2029	500,000	512,225

See accompanying notes to financial statements.
14

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 4/6/2030 (b)	$ 295,000	$ 304,437
6.00%, 1/9/2028	230,000	237,946
6.05%, 10/10/2025	250,000	253,220
6.10%, 1/7/2034 (b)	500,000	514,170
6.40%, 1/9/2033	200,000	212,998
Honda Motor Co. Ltd.:
2.27%, 3/10/2025	332,000	321,884
2.53%, 3/10/2027	250,000	235,978
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	393,000	492,732
PACCAR Financial Corp.:
Series MTN, 1.80%, 2/6/2025	195,000	188,717
4.60%, 1/10/2028 (b)	360,000	363,539
Series MTN, 4.95%, 8/10/2028 (b)	540,000	557,420
Toyota Motor Corp.:
1.34%, 3/25/2026	294,000	274,079
5.12%, 7/13/2028	750,000	778,140
5.12%, 7/13/2033 (b)	661,000	712,631
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	290,000	271,173
Series MTN, 0.80%, 1/9/2026 (b)	172,000	159,618
Series MTN, 1.13%, 6/18/2026 (b)	275,000	253,954
Series MTN, 1.80%, 2/13/2025	689,000	666,346
1.90%, 9/12/2031 (b)	400,000	333,364
Series MTN, 1.90%, 4/6/2028	278,000	252,393
Series MTN, 3.00%, 4/1/2025	370,000	361,812
Series MTN, 3.05%, 3/22/2027	530,000	507,957
Series MTN, 3.38%, 4/1/2030	280,000	263,309
3.65%, 1/8/2029 (b)	138,000	134,655
Series MTN, 3.65%, 8/18/2025	290,000	285,551
3.95%, 6/30/2025	200,000	197,702
4.45%, 5/18/2026	525,000	524,207
Series MTN, 4.55%, 9/20/2027 (b)	349,000	351,872
4.63%, 1/12/2028 (b)	250,000	253,295
4.70%, 1/12/2033 (b)	175,000	179,722
4.80%, 1/10/2025	707,000	707,085
Series MTN, 5.25%, 9/11/2028	500,000	518,345
5.40%, 11/10/2025 (b)	370,000	375,879
5.45%, 11/10/2027 (b)	431,000	446,943
		41,825,303
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	$ 390,000	$ 254,635
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	227,000	219,536
3.25%, 3/1/2032 (b)	625,000	552,544
4.15%, 5/1/2052	205,000	162,477
BorgWarner, Inc. 2.65%, 7/1/2027	257,000	238,267
Lear Corp.:
3.50%, 5/30/2030	168,000	150,363
3.80%, 9/15/2027	297,000	286,353
4.25%, 5/15/2029	381,000	366,503
5.25%, 5/15/2049	210,000	194,124
Magna International, Inc. 5.50%, 3/21/2033 (b)	475,000	503,291
		2,928,093
BANKS — 5.7%
Australia & New Zealand Banking Group Ltd.:
5.38%, 7/3/2025	200,000	201,798
Series 3A2, 5.67%, 10/3/2025	936,000	950,995
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	186,570
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (c)	163,000	163,885
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	125,000	128,451
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	750,000	816,967
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	600,000	543,072
1.85%, 3/25/2026	335,000	310,311
2.75%, 5/28/2025	472,000	455,622
2.75%, 12/3/2030	600,000	498,240
2.96%, 3/25/2031	345,000	296,752
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	205,000	171,560
3.31%, 6/27/2029	293,500	270,965
3.49%, 5/28/2030	345,000	310,724
3.80%, 2/23/2028	375,000	354,150
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	395,000	379,986
4.25%, 4/11/2027	200,000	193,790
4.38%, 4/12/2028 (b)	400,000	388,440
5.15%, 8/18/2025	400,000	397,880
5.18%, 11/19/2025	665,000	659,175
5.29%, 8/18/2027	465,000	466,149
5.59%, 8/8/2028	200,000	204,124
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	400,000	414,116
6.61%, 11/7/2028 (b)	535,000	570,021
6.92%, 8/8/2033	295,000	314,691

See accompanying notes to financial statements.
15

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.94%, 11/7/2033	$ 500,000	$ 556,205
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	120,000	111,457
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	854,000	803,836
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	984,000	910,298
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,526,000	1,397,770
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	345,400	282,119
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	509,300	413,638
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (c)	865,000	831,049
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,358,000	1,109,255
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,543,250	1,224,461
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	939,000	807,014
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	630,000	583,758
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	930,000	771,509
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	866,000	745,817
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	365,000	308,462
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,591,000	1,140,842
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,228,000	1,036,886
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	954,500	847,596
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	270,000	190,515
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	697,000	592,283
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	1,274,000	1,155,378
Series MTN, 3.25%, 10/21/2027	615,000	585,388
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	868,000	677,656
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (c)	$ 403,000	$ 393,626
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (c)	246,000	239,429
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	1,716,000	1,615,545
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (c)	143,000	110,472
Series GMTN, 3.50%, 4/19/2026	738,000	718,362
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	750,400	722,493
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	459,000	435,563
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	646,000	617,272
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	873,000	839,407
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	636,000	558,548
Series MTN, 3.88%, 8/1/2025	261,000	257,341
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	732,000	615,649
Series L, 3.95%, 4/21/2025	558,000	548,665
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	1,053,000	1,005,720
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	766,500	726,711
Series MTN, 4.00%, 1/22/2025	1,026,000	1,012,036
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	753,000	660,471
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,637,000	1,382,135
Series L, 4.18%, 11/25/2027	1,075,000	1,045,470
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	488,800	440,995
Series MTN, 4.25%, 10/22/2026	807,000	792,498
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	646,300	623,673

See accompanying notes to financial statements.
16

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	$ 1,204,000	$ 1,056,594
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	625,000	610,888
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	635,000	571,925
Series MTN, 4.45%, 3/3/2026	420,000	415,052
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,297,000	1,237,156
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (c)	707,000	701,754
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	468,000	467,593
Series MTN, 5.00%, 1/21/2044	300,000	295,383
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	1,650,000	1,631,272
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	850,000	848,495
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,220,000	1,227,442
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	959,000	961,695
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	750,000	774,195
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,075,000	1,126,482
Series MTN, 5.88%, 2/7/2042	523,000	564,301
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	750,000	765,097
6.11%, 1/29/2037	1,027,000	1,097,401
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	1,930,000	2,015,441
7.75%, 5/14/2038	728,000	884,971
Bank of America NA:
5.53%, 8/18/2026	735,000	748,590
6.00%, 10/15/2036	100,000	108,500
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	318,000	293,504
Series MTN, 1.25%, 9/15/2026	305,000	277,861
Series MTN, 1.50%, 1/10/2025	693,000	667,602
Series MTN, 1.85%, 5/1/2025	415,000	398,180
Series MTN, 2.65%, 3/8/2027 (b)	395,000	371,972
Security Description	Principal Amount	Value
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	$ 590,000	$ 479,169
Series MTN, 3.70%, 6/7/2025	500,000	490,395
Series H, 4.70%, 9/14/2027 (b)	250,000	250,605
5.20%, 2/1/2028	700,000	713,272
5.30%, 6/5/2026	352,000	355,443
5.72%, 9/25/2028	1,050,000	1,088,503
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (c)	348,000	347,913
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025 (b)	753,000	722,872
Series J, 1.90%, 1/25/2029	113,000	99,997
Series MTN, 3.25%, 5/16/2027	309,000	296,170
Series MTN, 3.30%, 8/23/2029 (b)	353,000	330,517
Series MTN, 3.40%, 1/29/2028	601,400	573,820
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	290,000	279,157
Series MTN, 3.85%, 4/28/2028	175,000	170,702
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b) (c)	190,000	185,598
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	1,050,000	1,038,891
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	270,000	263,995
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	140,000	139,972
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	1,025,000	1,021,043
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	355,000	368,064
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	745,000	790,154
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	70,000	74,295
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (b) (c)	800,000	886,816
Bank of Nova Scotia:
1.05%, 3/2/2026	200,000	184,246
1.30%, 6/11/2025	642,000	608,622
1.30%, 9/15/2026	829,000	755,178
1.35%, 6/24/2026 (b)	101,000	92,821
1.45%, 1/10/2025	155,000	149,293

See accompanying notes to financial statements.
17

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.95%, 2/2/2027	$ 470,000	$ 433,006
2.15%, 8/1/2031 (b)	427,000	354,282
2.20%, 2/3/2025	105,000	101,816
2.45%, 2/2/2032 (b)	100,000	83,813
2.70%, 8/3/2026 (b)	672,000	636,639
4.50%, 12/16/2025	309,000	304,007
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	810,000	725,233
4.75%, 2/2/2026	300,000	299,466
4.85%, 2/1/2030 (b)	155,000	154,547
5.25%, 6/12/2028	201,000	204,128
5.65%, 2/1/2034	500,000	518,985
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (c)	370,000	299,889
BankUnited, Inc. 4.88%, 11/17/2025 (b)	220,000	214,313
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	696,000	638,371
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	600,000	579,180
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	506,000	416,059
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	588,000	435,790
3.65%, 3/16/2025	547,000	534,775
4.38%, 1/12/2026	720,000	710,820
4.84%, 5/9/2028	708,000	690,406
4.95%, 1/10/2047	324,000	303,436
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	434,800	427,243
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	495,000	479,556
5.25%, 8/17/2045	320,000	313,594
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (c)	404,000	402,485
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	379,000	381,001
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	785,000	791,790
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	1,383,000	1,434,309
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	375,000	385,545
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	440,000	470,448
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	800,000	851,456
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	522,000	539,033
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	674,000	720,290
Security Description	Principal Amount	Value
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	$ 677,000	$ 758,721
BPCE SA Series MTN, 3.38%, 12/2/2026 (b)	472,000	456,377
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	354,000	330,317
1.25%, 6/22/2026	100,000	91,664
2.25%, 1/28/2025	307,000	297,431
3.30%, 4/7/2025	500,000	488,450
3.60%, 4/7/2032 (b)	344,000	313,983
3.95%, 8/4/2025	540,000	531,781
5.00%, 4/28/2028	450,000	452,583
5.14%, 4/28/2025	200,000	200,072
5.99%, 10/3/2028	210,000	219,687
6.09%, 10/3/2033	290,000	309,534
Citibank NA:
5.49%, 12/4/2026	537,000	546,972
5.80%, 9/29/2028	1,430,000	1,493,120
5.86%, 9/29/2025	500,000	508,450
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	150,000	137,873
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	1,122,000	1,026,843
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	513,000	492,921
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	526,000	434,087
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	740,000	617,685
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	951,000	812,401
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	883,000	766,470
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	433,000	311,751
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	339,000	302,191
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,441,000	1,229,807
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	650,000	612,541
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,451,000	1,410,851
3.20%, 10/21/2026	1,393,000	1,329,159
SOFR + 1.53%, 3.29%, 3/17/2026 (c)	100,000	97,373
3.30%, 4/27/2025	276,000	269,762
3.40%, 5/1/2026	688,000	664,099
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	600,000	567,234
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	1,013,000	965,764

See accompanying notes to financial statements.
18

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 1/12/2026	$ 860,000	$ 839,928
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	930,000	836,730
3.88%, 3/26/2025	651,000	639,054
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	221,000	190,809
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	716,000	692,701
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	1,011,000	959,176
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	602,000	579,907
4.13%, 7/25/2028	672,000	645,570
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	455,000	398,580
4.30%, 11/20/2026	524,000	513,515
4.40%, 6/10/2025	626,000	618,914
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	502,000	480,705
4.45%, 9/29/2027	1,201,500	1,173,733
4.60%, 3/9/2026	1,142,000	1,127,439
4.65%, 7/30/2045	442,000	402,176
4.65%, 7/23/2048	666,000	616,183
4.75%, 5/18/2046	40,000	35,874
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	626,000	613,011
5.50%, 9/13/2025	631,000	634,205
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	503,645
5.88%, 1/30/2042	356,600	379,747
6.00%, 10/31/2033	260,000	274,329
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	630,000	653,411
SOFR + 2.34%, 6.27%, 11/17/2033 (b) (c)	585,000	626,155
6.68%, 9/13/2043	861,000	966,894
8.13%, 7/15/2039	287,000	370,460
Citizens Bank NA:
3.75%, 2/18/2026	294,000	281,155
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	225,000	213,748
Citizens Financial Group, Inc.:
3.25%, 4/30/2030 (b)	318,000	279,299
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	598,000	552,929
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	135,000	124,585
Comerica, Inc. 4.00%, 2/1/2029 (b)	150,000	141,779
Security Description	Principal Amount	Value
Commonwealth Bank of Australia:
5.08%, 1/10/2025 (b)	$ 589,000	$ 589,836
5.50%, 9/12/2025	500,000	506,535
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	495,000	476,408
Series MTN, 3.38%, 5/21/2025	401,000	393,128
3.75%, 7/21/2026	312,000	299,074
4.38%, 8/4/2025	447,000	438,963
5.00%, 1/13/2025	485,000	484,627
5.25%, 5/24/2041	548,000	579,855
5.50%, 10/5/2026	500,000	511,795
5.75%, 12/1/2043	281,000	289,964
Credit Suisse AG:
1.25%, 8/7/2026	135,000	122,457
2.95%, 4/9/2025	250,000	242,240
5.00%, 7/9/2027	950,000	950,085
7.50%, 2/15/2028	789,000	864,799
7.95%, 1/9/2025	700,000	715,211
Deutsche Bank AG:
1.69%, 3/19/2026	100,000	93,086
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	772,000	723,557
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	613,000	562,973
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	436,000	364,138
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	538,300	472,353
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	350,000	293,395
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	589,000	483,504
4.16%, 5/13/2025	125,000	123,294
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	427,000	399,057
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	100,000	101,029
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	870,000	911,186
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	205,000	215,664
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	319,000	327,763
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	850,000	882,937
Discover Bank:
2.70%, 2/6/2030	128,300	108,746
3.45%, 7/27/2026	501,000	473,976
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	250,000	225,193
2.55%, 5/5/2027	300,000	276,684
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	275,000	255,703

See accompanying notes to financial statements.
19

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	$ 360,000	$ 353,110
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	355,000	369,331
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	337,000	349,789
8.25%, 3/1/2038	480,000	567,658
Fifth Third Bank NA:
3.85%, 3/15/2026	213,000	204,612
3.95%, 7/28/2025	193,000	188,893
First Horizon Bank 5.75%, 5/1/2030 (b)	680,000	641,940
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	292,000	297,031
FNB Corp. 5.15%, 8/25/2025	130,000	128,358
Goldman Sachs Capital I 6.35%, 2/15/2034	387,000	405,688
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	351,000	332,906
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	510,000	469,853
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	524,000	483,044
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	724,000	656,697
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,267,000	1,159,077
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	867,000	701,706
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,532,000	1,259,656
2.60%, 2/7/2030	521,500	458,096
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	1,338,000	1,123,104
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	970,000	899,287
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	999,000	832,467
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	580,000	423,905
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,393,000	1,196,322
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	1,012,000	774,514
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	469,000	367,072
3.50%, 1/23/2025	898,000	880,749
3.50%, 4/1/2025	608,000	594,898
3.50%, 11/16/2026	1,470,000	1,416,242
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	150,000	143,732
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	466,000	445,515
Security Description	Principal Amount	Value
3.75%, 5/22/2025	$ 743,000	$ 728,905
3.75%, 2/25/2026	741,000	724,105
3.80%, 3/15/2030	567,000	533,048
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	730,000	693,464
3.85%, 1/26/2027	1,058,000	1,029,900
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	345,000	301,161
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	819,500	792,317
4.25%, 10/21/2025	724,000	710,700
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	670,000	607,583
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	744,000	730,385
Series MTN, 4.80%, 7/8/2044	535,000	506,511
5.15%, 5/22/2045	370,000	357,916
SOFR + 1.08%, 5.80%, 8/10/2026 (c)	385,000	388,942
5.95%, 1/15/2027	296,000	304,392
6.25%, 2/1/2041	949,000	1,057,850
6.45%, 5/1/2036	180,000	194,630
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	700,000	742,868
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	750,000	825,637
6.75%, 10/1/2037	1,692,000	1,865,413
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	955,000	875,420
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	375,000	356,408
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	478,000	425,516
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	565,000	537,937
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	686,000	598,871
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	959,000	880,420
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,148,000	958,109
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	339,300	292,103
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	512,000	426,097
SOFR + 1.43%, 3.00%, 3/10/2026 (c)	300,000	291,015
3.90%, 5/25/2026	673,000	655,415
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	892,000	833,556

See accompanying notes to financial statements.
20

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	$ 1,536,000	$ 1,480,166
4.25%, 8/18/2025	777,000	760,333
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	472,000	462,107
4.30%, 3/8/2026 (b)	730,000	718,050
4.38%, 11/23/2026	424,000	414,295
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	1,072,000	1,040,204
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	452,000	445,649
4.95%, 3/31/2030	878,000	870,361
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	745,000	744,717
5.25%, 3/14/2044 (b)	306,000	298,830
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	448,000	450,137
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	735,000	745,386
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	316,000	326,516
SOFR + 2.39%, 6.25%, 3/9/2034 (b) (c)	1,000,000	1,059,370
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	900,000	972,288
6.50%, 5/2/2036	400,000	416,420
6.50%, 9/15/2037	1,128,000	1,206,470
SOFR + 2.98%, 6.55%, 6/20/2034 (c)	750,000	785,070
6.80%, 6/1/2038 (b)	318,000	340,432
SOFR + 3.03%, 7.34%, 11/3/2026 (b) (c)	670,000	695,788
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	1,215,000	1,301,836
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	500,000	548,950
7.63%, 5/17/2032	100,000	112,280
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	580,000	668,201
HSBC USA, Inc. 5.63%, 3/17/2025	200,000	201,098
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	315,000	238,172
4.00%, 5/15/2025 (b)	180,000	176,375
SOFR + 2.05%, 5.02%, 5/17/2033 (b) (c)	217,000	210,288
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	500,000	515,465
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	209,000	201,959
5.65%, 1/10/2030	250,000	252,803
Security Description	Principal Amount	Value
Industrial & Commercial Bank of China Ltd. 3.54%, 11/8/2027	$ 324,000	$ 312,670
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	507,000	469,112
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	269,000	230,888
3.95%, 3/29/2027	775,000	750,487
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	838,000	816,296
4.05%, 4/9/2029 (b)	150,000	144,981
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	331,000	310,018
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	200,000	204,152
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	320,000	336,518
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	979,000	899,358
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	481,000	445,396
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	1,355,000	1,227,508
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	290,000	267,621
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	475,000	385,691
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	956,000	778,069
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (c)	519,000	498,614
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	610,000	540,814
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	682,000	653,588
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	419,000	382,815
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	731,000	632,615
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	702,000	497,858
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	742,000	619,845
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	873,000	738,846
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	978,000	869,677
2.95%, 10/1/2026	873,000	832,440
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	607,000	571,066

See accompanying notes to financial statements.
21

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	$ 891,000	$ 783,750
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	1,375,000	1,177,412
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	390,000	301,454
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	491,000	353,265
3.13%, 1/23/2025	300,000	293,832
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	447,000	346,854
3.20%, 6/15/2026	711,000	686,257
3.30%, 4/1/2026	736,000	712,043
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	204,000	152,973
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	607,000	574,641
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	717,000	684,713
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	917,000	862,466
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	703,000	678,894
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	936,000	829,858
3.90%, 7/15/2025	937,000	923,385
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	1,460,000	1,214,837
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (c)	391,000	381,956
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,029,000	865,482
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	807,000	776,673
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	644,000	549,062
4.13%, 12/15/2026	768,000	753,124
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	783,000	760,669
4.25%, 10/1/2027	300,000	296,718
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	854,000	757,284
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	305,000	299,946
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	$ 540,000	$ 529,362
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	847,000	826,105
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	533,000	521,439
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	610,000	588,174
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	701,000	701,063
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	2,394,000	2,367,403
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	765,000	776,253
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,330,000	1,351,586
5.40%, 1/6/2042	428,000	443,733
5.50%, 10/15/2040	226,000	235,408
5.60%, 7/15/2041	536,000	569,382
5.63%, 8/16/2043	405,000	424,310
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	1,295,000	1,339,250
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	675,000	694,501
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	725,000	762,627
SOFR + 1.81%, 6.25%, 10/23/2034 (b) (c)	870,000	943,637
6.40%, 5/15/2038	725,000	830,683
7.63%, 10/15/2026 (b)	792,000	851,685
8.00%, 4/29/2027	1,352,000	1,494,433
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,000,000	1,009,440
KeyBank NA:
3.30%, 6/1/2025	430,000	413,729
3.90%, 4/13/2029	446,000	390,915
4.39%, 12/14/2027	100,000	93,919
4.70%, 1/26/2026 (b)	300,000	292,710
4.90%, 8/8/2032	226,000	199,172
5.00%, 1/26/2033 (b)	409,000	382,161
KeyCorp:
Series MTN, 2.25%, 4/6/2027	162,000	145,857
Series MTN, 2.55%, 10/1/2029 (b)	209,500	177,866
Series MTN, 4.10%, 4/30/2028	196,000	184,416
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	555,000	510,106
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	1,746,000	1,606,547
1.25%, 1/31/2025	2,199,000	2,118,517
3.00%, 5/20/2027 (b)	1,555,000	1,502,410

See accompanying notes to financial statements.
22

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 4/1/2026	$ 1,665,000	$ 1,644,004
3.75%, 2/15/2028	1,125,000	1,113,885
3.88%, 6/15/2028 (b)	540,000	536,992
4.13%, 7/15/2033	1,000,000	1,005,870
4.63%, 8/7/2026	820,000	829,094
4.75%, 10/29/2030 (b)	650,000	678,743
5.13%, 9/29/2025	810,000	818,983
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	402,000	378,334
2.00%, 1/13/2025 (b)	705,000	685,436
3.88%, 9/28/2027	315,000	313,145
Series 44, 3.88%, 6/14/2028	110,000	109,506
Series MTN, 5.00%, 10/24/2033	1,000,000	1,075,620
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	95,000	87,075
1 yr. CMT + 1.00%, 2.44%, 2/5/2026 (c)	350,000	337,838
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	250,000	174,085
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (c)	300,000	292,884
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	790,000	743,335
3.75%, 1/11/2027	589,000	565,941
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	1,050,000	1,005,343
4.34%, 1/9/2048	602,000	484,074
4.38%, 3/22/2028	414,000	404,875
4.45%, 5/8/2025	513,000	506,900
4.55%, 8/16/2028	354,000	348,609
4.58%, 12/10/2025	360,908	353,527
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (c)	279,000	275,370
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	450,000	439,182
5.30%, 12/1/2045 (b)	155,000	148,347
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (c)	305,000	310,536
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	355,000	407,242
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	381,000	367,482
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	420,000	397,900
SOFR + 2.80%, 7.41%, 10/30/2029 (c)	345,000	371,568
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	118,000	114,270
3.40%, 8/17/2027	105,000	97,227
Security Description	Principal Amount	Value
4.65%, 1/27/2026	$ 420,000	$ 411,088
5.40%, 11/21/2025	169,000	168,305
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	488,000	460,896
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	741,000	677,267
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	260,000	236,808
2.05%, 7/17/2030	230,000	193,097
2.19%, 2/25/2025	775,000	748,727
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	782,000	649,256
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	773,000	714,654
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	320,000	268,890
2.56%, 2/25/2030	294,000	257,488
2.76%, 9/13/2026	283,000	267,076
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b) (c)	1,543,000	1,322,891
3.20%, 7/18/2029	609,000	559,921
3.29%, 7/25/2027 (b)	130,000	123,964
3.74%, 3/7/2029 (b)	613,000	585,470
3.75%, 7/18/2039	471,000	412,794
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (c)	100,000	98,076
3.85%, 3/1/2026	184,000	179,702
3.96%, 3/2/2028	133,000	129,505
4.15%, 3/7/2039 (b)	103,000	94,757
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	565,000	565,571
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (b) (c)	615,000	624,772
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	444,000	450,429
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (b) (c)	565,000	582,396
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	345,000	351,317
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (b) (c)	485,000	500,864
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (c)	180,000	186,512
1 yr. CMT + 1.08%, 5.72%, 2/20/2026 (c)	180,000	180,756
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	324,000	296,198
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	452,500	369,824
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	628,300	523,663

See accompanying notes to financial statements.
23

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (c)	$ 324,000	$ 309,631
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	138,800	113,126
2.56%, 9/13/2031	452,300	368,326
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	172,000	147,358
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (b) (c)	100,000	96,221
2.84%, 9/13/2026 (b)	224,000	212,708
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	285,000	256,748
3.17%, 9/11/2027	272,000	255,566
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	204,000	197,158
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	390,000	394,926
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	240,000	245,549
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (c)	200,000	206,494
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	535,000	555,132
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (b) (c)	1,050,000	1,088,671
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b) (c)	635,000	653,637
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	782,000	719,706
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	913,750
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,144,000	1,053,784
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	205,000	163,572
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	300,000	241,047
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	475,000	456,200
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	798,300	652,307
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	565,000	524,377
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,488,000	1,181,130
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	1,026,000	850,944
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (b) (c)	$ 1,390,000	$ 1,345,381
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,035,000	906,629
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	751,000	638,312
Series MTN, 3.13%, 7/27/2026	1,139,000	1,090,353
3.59%, 7/22/2028 (c)	1,339,000	1,277,942
3.63%, 1/20/2027	1,685,000	1,634,450
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,310,000	1,249,098
Series GMTN, 3.88%, 1/27/2026	928,000	909,171
3.95%, 4/23/2027	1,199,000	1,163,725
3.97%, 7/22/2038 (c)	500,000	438,370
Series GMTN, 4.00%, 7/23/2025	727,000	716,684
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	570,000	556,890
4.30%, 1/27/2045	385,000	347,705
Series GMTN, 4.35%, 9/8/2026	868,000	852,385
4.38%, 1/22/2047	165,000	148,723
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	636,300	619,833
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	697,000	690,560
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	284,000	276,977
5.00%, 11/24/2025	628,000	627,165
SOFR + 1.30%, 5.05%, 1/28/2027 (b) (c)	500,000	500,425
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	330,000	331,320
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	660,000	663,082
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	790,000	789,186
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	674,000	655,297
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	560,000	567,834
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	635,000	647,014
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	577,000	584,259
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	94,000	95,716

See accompanying notes to financial statements.
24

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.25%, 8/9/2026	$ 293,000	$ 302,095
SOFR + 2.24%, 6.30%, 10/18/2028 (b) (c)	805,000	844,002
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	2,445,000	2,633,681
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	625,000	662,831
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	560,000	620,446
7.25%, 4/1/2032 (b)	982,000	1,157,798
Morgan Stanley Bank NA 5.88%, 10/30/2026	640,000	659,091
National Australia Bank Ltd.:
2.50%, 7/12/2026	422,000	400,503
3.38%, 1/14/2026	515,000	501,883
3.91%, 6/9/2027 (b)	60,000	58,659
4.90%, 6/13/2028 (b)	565,000	570,616
4.94%, 1/12/2028	211,000	213,247
4.97%, 1/12/2026	296,000	297,835
National Bank of Canada 5.25%, 1/17/2025	395,000	394,818
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (c)	512,000	467,548
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	340,000	282,877
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	942,000	875,193
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	391,000	374,078
4.80%, 4/5/2026	566,000	561,251
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	545,000	535,697
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	461,000	454,832
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b) (c)	525,000	538,781
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (c)	265,000	267,441
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	27,000	23,263
3.15%, 5/3/2029	200,000	188,554
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	696,000	643,737
3.65%, 8/3/2028 (b)	117,000	113,410
3.95%, 10/30/2025	255,000	250,912
4.00%, 5/10/2027	551,000	543,418
6.13%, 11/2/2032 (b)	156,000	167,517
Oesterreichische Kontrollbank AG:
4.13%, 1/20/2026	215,000	213,998
4.63%, 11/3/2025	550,000	551,271
Security Description	Principal Amount	Value
5.00%, 10/23/2026 (b)	$ 325,000	$ 332,274
PNC Bank NA:
3.10%, 10/25/2027	320,000	300,317
3.25%, 1/22/2028	100,000	94,082
3.88%, 4/10/2025	170,000	166,498
4.05%, 7/26/2028 (b)	513,000	494,193
4.20%, 11/1/2025	665,000	652,039
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	100,000	83,601
2.55%, 1/22/2030	714,300	625,013
3.15%, 5/19/2027 (b)	1,497,000	1,419,276
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	200,000	198,414
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	525,000	513,424
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	335,000	339,090
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	890,000	907,827
SOFR + 1.32%, 5.81%, 6/12/2026 (c)	618,000	622,351
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	350,000	364,788
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	443,000	463,236
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	375,000	389,168
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	670,000	744,048
Regions Bank 6.45%, 6/26/2037	100,000	101,714
Regions Financial Corp.:
1.80%, 8/12/2028	101,500	86,952
2.25%, 5/18/2025	325,532	310,343
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	727,000	674,162
Series MTN, 1.15%, 6/10/2025	849,000	805,064
1.20%, 4/27/2026	550,000	507,909
Series GMTN, 1.40%, 11/2/2026	528,000	483,078
Series GMTN, 1.60%, 1/21/2025	286,000	275,618
Series GMTN, 2.30%, 11/3/2031 (b)	395,000	333,246
3.38%, 4/14/2025	904,000	886,390
3.63%, 5/4/2027	225,000	217,348
3.88%, 5/4/2032	100,000	94,241
Series GMTN, 4.24%, 8/3/2027 (b)	280,000	276,951
Series GMTN, 4.65%, 1/27/2026	134,000	132,908
Series GMTN, 4.88%, 1/12/2026	390,000	391,115

See accompanying notes to financial statements.
25

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.90%, 1/12/2028 (b)	$ 350,000	$ 354,064
Series GMTN, 5.00%, 2/1/2033	250,000	254,305
Series GMTN, 5.00%, 5/2/2033 (b)	150,000	152,846
Series GMTN, 5.20%, 8/1/2028 (b)	450,000	458,991
Series MTN, 6.00%, 11/1/2027	420,000	440,206
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b) (c)	394,000	361,322
3.24%, 10/5/2026	249,000	235,932
3.45%, 6/2/2025	422,000	410,062
4.40%, 7/13/2027	634,000	615,982
4.50%, 7/17/2025	272,000	269,062
SOFR + 2.36%, 6.50%, 3/9/2029 (b) (c)	430,000	444,814
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (c)	301,000	280,821
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	251,000	228,470
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	512,000	466,632
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b) (c)	352,000	330,771
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	410,000	424,731
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	345,000	351,634
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026 (b)	1,088,000	1,002,494
1.40%, 9/17/2026	395,000	359,553
1.47%, 7/8/2025	755,000	714,547
1.71%, 1/12/2031	498,000	402,264
1.90%, 9/17/2028	315,000	275,742
2.13%, 7/8/2030	826,000	696,252
2.14%, 9/23/2030 (b)	175,300	145,674
2.17%, 1/14/2027	384,000	355,196
2.35%, 1/15/2025	520,000	504,702
2.63%, 7/14/2026	381,000	361,241
2.72%, 9/27/2029	299,000	265,614
2.75%, 1/15/2030	972,000	859,919
3.01%, 10/19/2026	308,000	293,355
3.04%, 7/16/2029	850,000	776,262
3.20%, 9/17/2029	85,000	77,294
3.36%, 7/12/2027	134,000	127,477
3.78%, 3/9/2026	319,000	311,035
5.46%, 1/13/2026	800,000	806,576
5.52%, 1/13/2028 (b)	950,000	972,534
5.71%, 1/13/2030 (b)	445,000	462,404
Security Description	Principal Amount	Value
5.77%, 1/13/2033	$ 600,000	$ 633,732
5.78%, 7/13/2033	700,000	741,384
5.81%, 9/14/2033 (b)	350,000	372,712
6.18%, 7/13/2043	655,000	729,690
SVB Financial Group 3.13%, 6/5/2030 (d)	500	329
Synchrony Bank:
5.40%, 8/22/2025	360,000	354,614
5.63%, 8/23/2027	500,000	491,825
Synovus Bank 5.63%, 2/15/2028	498,000	479,305
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (b)	855,000	797,946
Series MTN, 0.75%, 1/6/2026	475,000	438,705
Series MTN, 1.15%, 6/12/2025	540,000	511,267
Series MTN, 1.20%, 6/3/2026	535,000	491,184
Series MTN, 1.25%, 9/10/2026	593,000	541,818
1.45%, 1/10/2025	245,000	236,050
1.95%, 1/12/2027 (b)	528,000	488,289
Series MTN, 2.00%, 9/10/2031 (b)	510,000	424,085
Series GMTN, 2.45%, 1/12/2032	173,000	145,189
Series MTN, 3.20%, 3/10/2032	395,000	349,895
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	258,000	247,858
3.77%, 6/6/2025	518,000	509,562
4.46%, 6/8/2032 (b)	200,000	194,344
Series MTN, 4.69%, 9/15/2027 (b)	452,000	452,108
5.10%, 1/9/2026	210,000	211,453
5.16%, 1/10/2028	300,000	305,379
5.26%, 12/11/2026	130,000	132,560
Series MTN, 5.52%, 7/17/2028	650,000	669,214
Truist Bank:
2.25%, 3/11/2030	300,000	248,880
3.30%, 5/15/2026	161,000	153,570
4.05%, 11/3/2025	200,000	196,734
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (b)	232,000	217,841
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	321,000	294,132
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	301,000	260,121
Series MTN, 1.95%, 6/5/2030	359,000	299,962

See accompanying notes to financial statements.
26

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 3/19/2029 (b)	$ 708,000	$ 662,858
4.00%, 5/1/2025	679,000	667,362
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (c)	375,000	367,515
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	299,000	295,197
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	256,000	239,214
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	552,000	534,468
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	1,050,000	1,071,430
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	177,000	178,756
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	558,000	568,011
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	283,000	293,417
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	460,000	496,386
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	319,000	257,318
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	295,000	271,135
Series V, 2.38%, 7/22/2026	360,000	338,054
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	340,000	266,288
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b) (c)	394,000	328,951
Series MTN, 3.10%, 4/27/2026	377,000	361,449
Series MTN, 3.90%, 4/26/2028	242,000	233,975
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	1,032,000	1,017,180
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	475,000	467,343
SOFR + 1.60%, 4.84%, 2/1/2034 (b) (c)	699,000	670,432
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	305,000	289,457
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	688,000	692,493
Security Description	Principal Amount	Value
SOFR + 2.02%, 5.78%, 6/12/2029 (b) (c)	$ 230,000	$ 236,238
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	1,073,000	1,107,465
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	654,000	674,987
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	500,000	521,880
U.S. Bank NA:
2.05%, 1/21/2025	247,000	238,911
2.80%, 1/27/2025 (b)	310,000	301,605
UBS AG:
5.65%, 9/11/2028	1,250,000	1,296,587
5.80%, 9/11/2025	250,000	252,948
UBS Group AG:
3.75%, 3/26/2025	439,000	430,053
4.55%, 4/17/2026	412,000	406,434
4.88%, 5/15/2045 (b)	250,000	238,165
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	1,068,451
Webster Financial Corp. 4.10%, 3/25/2029	399,000	368,381
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (c)	1,113,000	1,071,763
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	432,000	414,050
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	769,000	704,289
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	915,000	791,146
3.00%, 4/22/2026	1,609,000	1,541,824
3.00%, 10/23/2026	1,253,000	1,189,836
Series MTN, 3.00%, 2/19/2025	1,135,000	1,109,814
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,228,700	928,971
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	583,000	557,418
Series MTN, 3.30%, 9/9/2024 (b)	596,300	588,357
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,161,000	1,015,341
Series MTN, 3.55%, 9/29/2025	691,000	675,632
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	1,315,000	1,252,958
3.90%, 5/1/2045 (b)	707,000	584,413
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (c)	957,000	938,453

See accompanying notes to financial statements.
27

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.10%, 6/3/2026	$ 533,400	$ 521,575
Series MTN, 4.15%, 1/24/2029	812,000	789,962
Series GMTN, 4.30%, 7/22/2027	554,000	542,482
Series MTN, 4.40%, 6/14/2046	618,000	519,522
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	439,500	425,229
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b) (c)	865,000	781,787
Series MTN, 4.65%, 11/4/2044	521,000	458,876
Series MTN, 4.75%, 12/7/2046	153,000	135,142
Series GMTN, 4.90%, 11/17/2045	789,000	719,663
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	2,357,000	2,297,651
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,459,000	1,391,653
5.38%, 11/2/2043	1,004,000	977,364
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	1,586,000	1,591,662
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,550,000	1,579,543
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	1,290,000	1,316,974
5.61%, 1/15/2044	1,295,300	1,292,256
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	725,000	764,810
SOFR + 2.06%, 6.49%, 10/23/2034 (b) (c)	945,000	1,029,190
Wells Fargo Bank NA:
5.25%, 12/11/2026	510,000	516,518
5.45%, 8/7/2026	675,000	685,996
5.55%, 8/1/2025	350,000	353,630
5.85%, 2/1/2037	306,000	321,422
Westpac Banking Corp.:
1.15%, 6/3/2026	579,000	533,305
1.95%, 11/20/2028	453,000	400,805
2.15%, 6/3/2031	260,000	219,658
2.35%, 2/19/2025	331,000	321,960
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	500,000	406,695
2.70%, 8/19/2026	180,000	171,905
5 yr. CMT + 1.35%, 2.89%, 2/4/2030 (c)	956,000	921,269
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	474,000	384,822
Security Description	Principal Amount	Value
3.13%, 11/18/2041	$ 273,000	$ 190,488
3.35%, 3/8/2027	525,000	506,069
3.40%, 1/25/2028	762,000	729,143
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	354,000	340,488
4.42%, 7/24/2039 (b)	283,000	246,813
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (c)	344,000	341,152
5.46%, 11/18/2027	461,000	476,172
6.82%, 11/17/2033	500,000	542,960
Zions Bancorp NA 3.25%, 10/29/2029	150,000	122,948
		433,578,760
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	878,000	861,775
4.70%, 2/1/2036	1,750,000	1,746,570
4.90%, 2/1/2046	2,932,000	2,892,741
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	150,000	142,896
4.70%, 2/1/2036	338,000	337,892
4.90%, 2/1/2046	332,000	323,667
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	285,000	271,633
3.75%, 7/15/2042	150,000	127,587
4.00%, 4/13/2028	801,000	791,684
4.35%, 6/1/2040	290,000	271,367
4.38%, 4/15/2038	464,000	440,772
4.44%, 10/6/2048	838,000	773,633
4.60%, 4/15/2048	620,500	588,687
4.75%, 1/23/2029 (b)	1,158,000	1,177,385
4.75%, 4/15/2058	100,000	95,205
4.90%, 1/23/2031 (b)	403,000	419,201
4.95%, 1/15/2042	525,000	526,118
5.45%, 1/23/2039	312,000	329,185
5.55%, 1/23/2049	1,160,000	1,251,072
5.80%, 1/23/2059	430,000	482,327
8.00%, 11/15/2039	96,000	124,447
8.20%, 1/15/2039	296,000	395,397
Brown-Forman Corp.:
3.50%, 4/15/2025	200,000	196,286
4.00%, 4/15/2038	235,000	212,964
4.50%, 7/15/2045	50,000	46,526
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	466,511	411,593
1.38%, 3/15/2031 (b)	342,000	282,208
1.45%, 6/1/2027	606,000	553,884
1.65%, 6/1/2030	442,000	378,714
2.00%, 3/5/2031	183,000	157,978
2.13%, 9/6/2029 (b)	376,000	339,697

See accompanying notes to financial statements.
28

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 1/5/2032 (b)	$ 350,000	$ 305,791
2.50%, 6/1/2040	350,000	264,814
2.50%, 3/15/2051	710,000	477,915
2.60%, 6/1/2050	371,000	255,786
2.88%, 5/5/2041	394,000	312,592
3.38%, 3/25/2027 (b)	832,000	812,956
3.45%, 3/25/2030	734,000	704,537
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	1,000	1,004
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	134,587
2.88%, 5/1/2030	325,000	291,102
3.15%, 8/1/2029	248,200	230,873
3.60%, 2/15/2028	545,000	523,413
3.75%, 5/1/2050	498,000	397,827
4.35%, 5/9/2027 (b)	128,000	126,977
4.50%, 5/9/2047	321,000	286,001
4.65%, 11/15/2028	123,000	123,205
5.00%, 2/2/2026	369,000	368,937
5.25%, 11/15/2048	450,000	445,630
Diageo Capital PLC:
1.38%, 9/29/2025	250,000	236,290
2.00%, 4/29/2030	319,400	276,422
2.13%, 4/29/2032	393,000	328,238
3.88%, 5/18/2028	285,000	278,975
5.20%, 10/24/2025	160,000	161,413
5.30%, 10/24/2027 (b)	390,000	402,815
5.50%, 1/24/2033 (b)	250,000	266,128
5.63%, 10/5/2033	750,000	809,520
Diageo Investment Corp. 7.45%, 4/15/2035	101,000	122,705
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	231,000	175,749
4.38%, 5/10/2043	1,000	884
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	122,000	115,266
3.20%, 5/1/2030 (b)	376,000	345,638
3.35%, 3/15/2051	325,000	242,216
3.40%, 11/15/2025	450,000	437,535
3.80%, 5/1/2050	115,000	93,308
4.05%, 4/15/2032 (b)	393,000	378,274
4.42%, 5/25/2025	152,000	150,478
4.42%, 12/15/2046	352,000	312,432
4.50%, 11/15/2045	183,000	165,924
4.60%, 5/25/2028 (b)	290,000	290,499
Molson Coors Beverage Co.:
3.00%, 7/15/2026	790,000	756,441
4.20%, 7/15/2046 (b)	450,000	384,030
5.00%, 5/1/2042 (b)	414,000	400,288
PepsiCo, Inc.:
1.40%, 2/25/2031	122,500	101,249
1.63%, 5/1/2030	485,000	413,312
1.95%, 10/21/2031	475,000	403,180
2.25%, 3/19/2025	682,000	662,829
Security Description	Principal Amount	Value
2.38%, 10/6/2026	$ 565,000	$ 536,993
2.63%, 10/21/2041	798,000	601,540
2.75%, 3/19/2030	960,000	881,702
2.75%, 10/21/2051 (b)	451,000	320,747
2.88%, 10/15/2049 (b)	233,000	171,430
3.00%, 10/15/2027	312,000	299,929
3.45%, 10/6/2046	821,000	679,722
3.60%, 2/18/2028	605,000	592,271
3.63%, 3/19/2050	200,000	168,200
3.90%, 7/18/2032 (b)	360,000	352,652
4.00%, 3/5/2042	100,000	90,753
4.20%, 7/18/2052	600,000	556,848
4.45%, 2/15/2033 (b)	197,000	201,974
4.45%, 4/14/2046	100,000	96,394
4.55%, 2/13/2026	130,000	130,623
4.65%, 2/15/2053	150,000	149,031
5.13%, 11/10/2026	195,000	199,177
7.00%, 3/1/2029	150,000	168,368
		37,925,430
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	810,000	716,283
2.00%, 1/15/2032 (b)	100,000	81,950
2.20%, 2/21/2027	740,000	688,007
2.45%, 2/21/2030	475,000	421,192
2.60%, 8/19/2026	339,000	322,108
2.77%, 9/1/2053	231,000	148,614
2.80%, 8/15/2041	340,000	247,568
3.13%, 5/1/2025	272,000	265,184
3.15%, 2/21/2040	654,000	509,525
3.20%, 11/2/2027	653,000	623,935
3.35%, 2/22/2032 (b)	540,000	492,923
3.38%, 2/21/2050	296,000	220,943
4.05%, 8/18/2029	250,000	244,770
4.20%, 2/22/2052	683,000	577,791
4.40%, 5/1/2045	610,000	542,272
4.40%, 2/22/2062	842,000	711,945
4.56%, 6/15/2048	474,000	427,861
4.66%, 6/15/2051	592,000	539,555
4.95%, 10/1/2041	238,000	228,385
5.15%, 3/2/2028	921,000	941,695
5.15%, 11/15/2041	432,000	425,174
5.25%, 3/2/2025	1,315,000	1,318,064
5.25%, 3/2/2033	1,100,000	1,127,445
5.51%, 3/2/2026	368,000	368,166
5.60%, 3/2/2043	1,649,000	1,705,214
5.65%, 6/15/2042	218,000	226,245
5.65%, 3/2/2053	1,072,000	1,130,081
5.75%, 3/2/2063	353,000	371,282
6.40%, 2/1/2039	250,000	278,605
Baxalta, Inc. 4.00%, 6/23/2025	234,000	230,193
Biogen, Inc.:
2.25%, 5/1/2030	474,000	404,658
3.15%, 5/1/2050	329,000	230,764

See accompanying notes to financial statements.
29

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 9/15/2025	$ 937,000	$ 921,633
5.20%, 9/15/2045	258,000	253,433
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027 (b)	310,000	294,460
Gilead Sciences, Inc.:
1.20%, 10/1/2027	541,000	481,771
1.65%, 10/1/2030 (b)	293,000	245,458
2.60%, 10/1/2040	462,000	340,355
2.80%, 10/1/2050	301,000	208,280
2.95%, 3/1/2027	413,000	393,923
3.50%, 2/1/2025	814,000	801,261
3.65%, 3/1/2026	1,002,000	981,890
4.00%, 9/1/2036	318,000	292,741
4.15%, 3/1/2047	450,000	392,508
4.60%, 9/1/2035	250,000	247,345
4.75%, 3/1/2046	593,000	565,740
4.80%, 4/1/2044	537,000	519,005
5.25%, 10/15/2033 (b)	200,000	208,726
5.55%, 10/15/2053 (b)	400,000	433,868
Illumina, Inc.:
2.55%, 3/23/2031 (b)	190,000	160,464
5.75%, 12/13/2027	306,000	313,925
5.80%, 12/12/2025	100,000	100,701
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	453,000	372,466
Royalty Pharma PLC:
1.20%, 9/2/2025	480,438	448,537
1.75%, 9/2/2027	100,000	89,766
2.15%, 9/2/2031 (b)	221,000	180,707
2.20%, 9/2/2030	163,000	137,189
3.55%, 9/2/2050 (b)	500,000	355,865
		26,510,414
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (b)	130,000	123,059
1.85%, 5/15/2027	488,000	449,809
2.05%, 5/15/2030 (b)	378,000	330,459
2.70%, 5/15/2040	557,000	425,414
2.80%, 5/15/2050 (b)	155,000	111,036
Albemarle Corp.:
5.45%, 12/1/2044	398,000	373,674
5.65%, 6/1/2052 (b)	175,000	162,717
Cabot Corp.:
4.00%, 7/1/2029 (b)	200,000	190,048
5.00%, 6/30/2032	363,000	358,419
Celanese U.S. Holdings LLC:
6.05%, 3/15/2025	540,000	543,019
6.17%, 7/15/2027	348,000	356,975
6.33%, 7/15/2029 (b)	498,000	522,691
6.35%, 11/15/2028	250,000	262,137
6.70%, 11/15/2033 (b)	500,000	543,515
CF Industries, Inc.:
4.95%, 6/1/2043	370,000	339,283
Security Description	Principal Amount	Value
5.15%, 3/15/2034	$ 252,000	$ 249,790
5.38%, 3/15/2044	636,000	609,186
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	275,000	235,518
3.60%, 11/15/2050	200,000	154,692
4.38%, 11/15/2042	588,000	519,210
4.63%, 10/1/2044	510,000	468,313
4.80%, 11/30/2028 (b)	131,000	132,344
5.25%, 11/15/2041	694,000	683,569
6.30%, 3/15/2033	240,000	264,840
7.38%, 11/1/2029	628,000	709,087
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	715,000	710,517
4.73%, 11/15/2028 (b)	591,000	600,385
5.32%, 11/15/2038	376,000	386,005
5.42%, 11/15/2048 (b)	346,000	361,362
Eastman Chemical Co.:
4.50%, 12/1/2028	250,000	244,860
4.65%, 10/15/2044	100,000	88,177
4.80%, 9/1/2042	865,000	786,709
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	190,000	155,327
2.70%, 11/1/2026	200,000	191,538
2.70%, 12/15/2051	161,000	110,010
4.80%, 3/24/2030 (b)	313,000	321,642
5.25%, 1/15/2028	755,000	780,308
EIDP, Inc.:
2.30%, 7/15/2030	145,000	127,033
4.80%, 5/15/2033 (b)	510,000	516,344
FMC Corp.:
3.45%, 10/1/2029	300,000	274,113
4.50%, 10/1/2049	537,000	422,066
5.65%, 5/18/2033 (b)	675,000	670,876
6.38%, 5/18/2053 (b)	175,000	179,384
Huntsman International LLC 4.50%, 5/1/2029	202,000	194,910
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	273,000	209,770
5.00%, 9/26/2048	250,000	213,640
Linde, Inc.:
1.10%, 8/10/2030	250	207
2.00%, 8/10/2050	105,000	61,898
3.55%, 11/7/2042	166,000	138,163
Lubrizol Corp. 6.50%, 10/1/2034	78,000	91,440
LYB International Finance BV 4.88%, 3/15/2044 (b)	289,000	267,273
LYB International Finance III LLC:
1.25%, 10/1/2025	115,429	107,851
3.38%, 10/1/2040	342,000	262,803
3.63%, 4/1/2051	476,000	347,513
3.80%, 10/1/2060 (b)	100,000	71,201
4.20%, 10/15/2049	158,000	126,054
4.20%, 5/1/2050	319,000	254,964

See accompanying notes to financial statements.
30

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 5/15/2033 (b)	$ 500,000	$ 523,105
LyondellBasell Industries NV 4.63%, 2/26/2055	174,000	151,490
Mosaic Co.:
4.05%, 11/15/2027	256,000	249,777
4.88%, 11/15/2041	229,000	205,308
5.38%, 11/15/2028	105,000	107,274
5.45%, 11/15/2033	100,000	102,036
5.63%, 11/15/2043	100,000	98,655
NewMarket Corp. 2.70%, 3/18/2031 (b)	315,000	264,918
Nutrien Ltd.:
2.95%, 5/13/2030 (b)	225,000	203,400
3.00%, 4/1/2025	181,000	175,898
4.00%, 12/15/2026	628,000	614,404
4.13%, 3/15/2035	260,000	240,945
4.90%, 6/1/2043	140,000	131,193
5.63%, 12/1/2040	150,000	150,667
5.95%, 11/7/2025	133,000	135,423
PPG Industries, Inc.:
1.20%, 3/15/2026	135,000	124,832
3.75%, 3/15/2028 (b)	428,000	412,682
RPM International, Inc. 3.75%, 3/15/2027	331,000	318,240
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	245,000	203,972
2.30%, 5/15/2030	380,000	331,227
2.90%, 3/15/2052	157,000	108,647
2.95%, 8/15/2029 (b)	464,000	429,915
3.45%, 8/1/2025	317,000	308,625
3.45%, 6/1/2027	694,000	670,355
4.50%, 6/1/2047	305,000	279,121
Westlake Corp.:
3.13%, 8/15/2051	141,000	93,568
3.38%, 6/15/2030	305,000	276,174
3.60%, 8/15/2026 (b)	175,000	169,122
4.38%, 11/15/2047	135,000	113,091
5.00%, 8/15/2046	200,000	183,464
		25,770,675
COAL — 0.0% (a)
Teck Resources Ltd.:
3.90%, 7/15/2030 (b)	500,000	464,975
6.00%, 8/15/2040	123,000	125,267
6.13%, 10/1/2035	264,000	276,651
		866,893
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	366,000	297,225
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	317,000	263,912
1.70%, 5/15/2028	175,000	157,917
3.38%, 9/15/2025	349,000	342,222
Security Description	Principal Amount	Value
Block Financial LLC 3.88%, 8/15/2030	$ 171,000	$ 156,395
California Endowment Series 2021, 2.50%, 4/1/2051	360,000	233,363
California Institute of Technology 4.32%, 8/1/2045 (b)	289,000	266,666
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	110,000	110,001
Cintas Corp. No. 2:
3.45%, 5/1/2025	101,000	99,107
3.70%, 4/1/2027	285,000	278,989
Claremont Mckenna College 3.78%, 1/1/2122	175,000	120,426
Duke University:
Series 2020, 2.68%, 10/1/2044	616,000	460,047
Series 2020, 2.83%, 10/1/2055	138,000	94,676
Emory University:
Series 2020, 2.14%, 9/1/2030	154,000	132,828
Series 2020, 2.97%, 9/1/2050	207,000	148,185
Equifax, Inc.:
2.35%, 9/15/2031	323,000	268,445
2.60%, 12/15/2025	177,000	168,860
3.10%, 5/15/2030	150,000	134,567
5.10%, 12/15/2027	425,000	429,552
Ford Foundation Series 2020, 2.42%, 6/1/2050	400,000	261,380
George Washington University:
Series 2014, 4.30%, 9/15/2044	130,000	114,271
Series 2015, 4.87%, 9/15/2045	262,000	255,715
Georgetown University:
Series B, 4.32%, 4/1/2049 (b)	135,000	119,818
Series A, 5.22%, 10/1/2118	125,000	119,943
Global Payments, Inc.:
1.20%, 3/1/2026	519,000	476,899
2.15%, 1/15/2027 (b)	200,000	184,104
2.65%, 2/15/2025	181,000	175,423
2.90%, 5/15/2030 (b)	283,000	248,695
2.90%, 11/15/2031	260,000	222,271
3.20%, 8/15/2029	542,000	491,345
4.15%, 8/15/2049	239,000	189,453
4.80%, 4/1/2026	160,000	158,661
4.95%, 8/15/2027	208,000	208,501
5.30%, 8/15/2029	250,000	251,767
5.95%, 8/15/2052 (b)	344,000	351,926

See accompanying notes to financial statements.
31

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
GXO Logistics, Inc. 2.65%, 7/15/2031	$ 314,000	$ 257,910
Howard University Series 22A, 5.21%, 10/1/2052	125,000	113,935
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	231,000	204,624
Series A, 4.71%, 7/1/2032	167,000	170,507
Leland Stanford Junior University:
2.41%, 6/1/2050	317,000	212,327
3.65%, 5/1/2048	285,000	245,710
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	150,000	95,370
Series F, 2.99%, 7/1/2050	215,000	161,149
3.89%, 7/1/2116 (b)	357,000	283,276
4.68%, 7/1/2114	330,000	319,410
Moody's Corp.:
2.00%, 8/19/2031 (b)	153,000	127,160
2.75%, 8/19/2041	150,000	109,368
3.75%, 2/25/2052 (b)	359,000	294,358
4.25%, 8/8/2032	393,000	382,743
4.88%, 12/17/2048	303,000	286,447
5.25%, 7/15/2044	144,000	146,712
Northwestern University 4.64%, 12/1/2044	241,000	230,851
PayPal Holdings, Inc.:
1.65%, 6/1/2025	242,000	231,045
2.30%, 6/1/2030 (b)	305,000	266,887
2.65%, 10/1/2026	538,000	511,154
2.85%, 10/1/2029	489,000	447,865
3.25%, 6/1/2050 (b)	247,000	185,275
3.90%, 6/1/2027	100,000	98,480
4.40%, 6/1/2032 (b)	264,000	262,387
5.05%, 6/1/2052	313,000	316,546
5.25%, 6/1/2062 (b)	187,000	186,288
President & Fellows of Harvard College:
3.15%, 7/15/2046	346,000	270,537
3.30%, 7/15/2056	367,500	280,182
Quanta Services, Inc.:
2.35%, 1/15/2032	100,000	82,910
3.05%, 10/1/2041 (b)	190,000	140,163
RELX Capital, Inc.:
3.00%, 5/22/2030	260,000	239,044
4.00%, 3/18/2029	300,000	294,984
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	195,000	129,164
S&P Global, Inc.:
1.25%, 8/15/2030	264,000	216,279
2.30%, 8/15/2060	235,000	141,186
2.45%, 3/1/2027	369,000	347,945
2.90%, 3/1/2032	335,000	299,215
Security Description	Principal Amount	Value
3.70%, 3/1/2052	$ 420,000	$ 348,575
4.25%, 5/1/2029	820,000	817,663
4.75%, 8/1/2028 (b)	455,000	462,025
5.25%, 9/15/2033 (b) (e)	160,000	167,406
Thomas Jefferson University 3.85%, 11/1/2057	150,000	111,347
Trustees of Boston College 3.13%, 7/1/2052	149,000	109,181
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	609,000	420,137
Trustees of the University of Pennsylvania:
Series 2020, 2.40%, 10/1/2050	100,000	64,764
3.61%, 2/15/2119	225,000	161,816
UL Solutions, Inc. 6.50%, 10/20/2028 (e)	450,000	472,810
University of Chicago:
Series C, 2.55%, 4/1/2050	100,000	67,782
Series 20B, 2.76%, 4/1/2045	100,000	77,655
4.00%, 10/1/2053	302,000	267,113
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	100,000	81,151
Series 2015, 3.44%, 2/15/2045	200,000	161,762
University of Southern California:
2.81%, 10/1/2050 (b)	428,000	297,742
Series 21A, 2.95%, 10/1/2051 (b)	120,000	85,069
3.03%, 10/1/2039	430,000	355,120
Series 2017, 3.84%, 10/1/2047	100,000	85,410
Verisk Analytics, Inc.:
3.63%, 5/15/2050	200,000	151,686
4.00%, 6/15/2025	388,000	382,906
Washington University:
Series 2022, 3.52%, 4/15/2054	300,000	241,548
4.35%, 4/15/2122	250,000	212,108
William Marsh Rice University 3.77%, 5/15/2055	145,000	120,856
Yale University Series 2020, 1.48%, 4/15/2030	315,000	262,641
		22,569,221
COMPUTERS — 0.5%
Amdocs Ltd. 2.54%, 6/15/2030	175,000	150,911
Apple, Inc.:
0.55%, 8/20/2025	583,000	548,277

See accompanying notes to financial statements.
32

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
0.70%, 2/8/2026	$ 714,000	$ 661,435
1.13%, 5/11/2025	769,000	733,334
1.20%, 2/8/2028	578,000	514,582
1.40%, 8/5/2028	342,000	302,906
1.65%, 5/11/2030	457,000	391,174
1.65%, 2/8/2031	685,000	577,537
1.70%, 8/5/2031	305,000	255,081
2.05%, 9/11/2026	406,200	383,002
2.20%, 9/11/2029 (b)	797,000	721,476
2.38%, 2/8/2041	174,000	127,704
2.40%, 8/20/2050	434,000	284,609
2.45%, 8/4/2026	813,000	775,569
2.55%, 8/20/2060	75,000	49,531
2.65%, 5/11/2050	831,000	572,850
2.65%, 2/8/2051	962,000	660,403
2.70%, 8/5/2051	635,000	437,661
2.75%, 1/13/2025	861,000	843,582
2.80%, 2/8/2061	120,000	81,769
2.85%, 8/5/2061 (b)	300,000	205,380
2.90%, 9/12/2027 (b)	318,000	304,405
2.95%, 9/11/2049	509,000	374,303
3.00%, 6/20/2027	555,000	533,577
3.00%, 11/13/2027 (b)	522,000	500,692
3.20%, 5/11/2027	734,000	710,813
3.25%, 2/23/2026	872,000	851,107
3.35%, 2/9/2027	845,000	823,038
3.35%, 8/8/2032	487,000	456,553
3.45%, 2/9/2045	352,000	293,712
3.75%, 9/12/2047	450,000	385,380
3.75%, 11/13/2047	302,000	258,258
3.85%, 5/4/2043	1,205,000	1,072,631
3.85%, 8/4/2046	623,000	543,119
3.95%, 8/8/2052	1,039,000	911,556
4.10%, 8/8/2062	385,000	343,624
4.25%, 2/9/2047	257,000	242,934
4.38%, 5/13/2045	722,000	686,456
4.45%, 5/6/2044 (b)	268,000	260,627
4.50%, 2/23/2036 (b)	547,000	559,335
4.65%, 2/23/2046	792,000	781,348
CGI, Inc.:
1.45%, 9/14/2026	120,000	108,790
2.30%, 9/14/2031	86,000	70,072
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	498,000	498,807
5.25%, 2/1/2028	310,000	318,017
5.30%, 10/1/2029	502,500	517,706
5.75%, 2/1/2033 (b)	110,000	115,797
5.85%, 7/15/2025	460,000	464,738
6.02%, 6/15/2026	1,160,000	1,187,086
6.10%, 7/15/2027	300,000	312,309
8.10%, 7/15/2036	509,000	625,444
8.35%, 7/15/2046	143,000	188,475
DXC Technology Co. 1.80%, 9/15/2026	150,000	136,835
Security Description	Principal Amount	Value
Fortinet, Inc. 1.00%, 3/15/2026	$ 220,000	$ 201,665
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	215,000	200,208
4.90%, 10/15/2025	1,280,000	1,275,520
HP, Inc.:
1.45%, 6/17/2026	575,000	529,483
3.00%, 6/17/2027	461,000	435,714
4.00%, 4/15/2029 (b)	250,000	242,685
4.20%, 4/15/2032 (b)	200,000	189,646
4.75%, 1/15/2028	105,000	105,153
5.50%, 1/15/2033 (b)	525,000	538,692
6.00%, 9/15/2041 (b)	516,000	544,674
International Business Machines Corp.:
1.95%, 5/15/2030 (b)	405,000	348,272
2.20%, 2/9/2027	100,000	93,139
2.85%, 5/15/2040	695,000	519,464
2.95%, 5/15/2050	675,000	465,966
3.30%, 5/15/2026	1,517,000	1,473,508
3.30%, 1/27/2027	150,000	144,562
3.43%, 2/9/2052	200,000	149,394
3.45%, 2/19/2026	401,000	390,758
3.50%, 5/15/2029	833,000	794,682
4.00%, 7/27/2025	255,000	252,305
4.00%, 6/20/2042	183,000	159,684
4.15%, 5/15/2039	499,000	453,232
4.25%, 5/15/2049 (b)	1,439,000	1,264,176
4.50%, 2/6/2026 (b)	423,000	421,629
4.50%, 2/6/2028 (b)	255,000	256,428
4.90%, 7/27/2052	400,000	385,064
5.10%, 2/6/2053	200,000	201,140
6.50%, 1/15/2028	290,000	309,894
7.00%, 10/30/2025	100,000	104,208
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	350,000	308,637
3.15%, 10/15/2031	300,000	251,700
Leidos, Inc.:
2.30%, 2/15/2031	440,000	368,016
4.38%, 5/15/2030	276,000	264,066
5.75%, 3/15/2033	150,000	156,123
NetApp, Inc.:
1.88%, 6/22/2025	372,000	353,887
2.70%, 6/22/2030	158,000	139,685
Western Digital Corp. 2.85%, 2/1/2029	677,000	580,839
		39,590,215
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	717,000	693,705
2.49%, 2/15/2027	160,800	151,337
2.70%, 2/15/2031	375,000	327,401
2.72%, 2/15/2030	782,000	700,125
3.38%, 4/5/2040	368,000	296,442

See accompanying notes to financial statements.
33

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.58%, 4/5/2050	$ 477,000	$ 373,863
5.80%, 11/30/2025 (e)	280,000	283,881
5.90%, 3/15/2034 (e)	125,000	135,294
6.20%, 3/15/2054 (e)	130,000	150,729
Eagle Materials, Inc. 2.50%, 7/1/2031 (b)	100,000	84,853
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029 (b)	252,000	232,989
4.00%, 6/15/2025	200,000	196,748
5.88%, 6/1/2033	370,000	387,090
Johnson Controls International PLC:
3.90%, 2/14/2026	124,000	121,170
4.50%, 2/15/2047	198,000	177,461
4.95%, 7/2/2064 (f)	486,000	444,214
6.00%, 1/15/2036	260,000	278,262
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
2.00%, 9/16/2031	250,000	208,298
4.90%, 12/1/2032	100,000	101,082
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	115,000	97,958
Series CB, 2.50%, 3/15/2030	367,000	323,525
3.20%, 7/15/2051	150,000	111,455
3.50%, 12/15/2027 (b)	461,000	442,334
4.25%, 12/15/2047	257,000	226,648
Masco Corp.:
1.50%, 2/15/2028	138,000	120,833
2.00%, 10/1/2030	445,000	367,939
2.00%, 2/15/2031	375,000	308,835
3.50%, 11/15/2027	120,000	113,940
Mohawk Industries, Inc. 5.85%, 9/18/2028 (b)	175,000	181,396
Owens Corning:
3.88%, 6/1/2030	201,000	188,884
3.95%, 8/15/2029	140,000	133,511
4.30%, 7/15/2047	226,000	199,443
7.00%, 12/1/2036	90,000	103,374
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	760,000	817,266
Vulcan Materials Co.:
3.50%, 6/1/2030 (b)	637,000	592,620
3.90%, 4/1/2027	145,000	140,247
		9,815,152
COSMETICS/PERSONAL CARE — 0.0% (a)
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	772,417
5.05%, 3/22/2028	540,000	553,284
5.05%, 3/22/2053	290,000	300,043
5.10%, 3/22/2043	180,000	187,231
5.35%, 3/22/2026	265,000	269,537
Security Description	Principal Amount	Value
Unilever Capital Corp.:
4.88%, 9/8/2028 (b)	$ 400,000	$ 411,368
5.00%, 12/8/2033	400,000	415,824
		2,909,704
DISTRIBUTION & WHOLESALE — 0.0% (a)
LKQ Corp.:
5.75%, 6/15/2028	450,000	462,181
6.25%, 6/15/2033	150,000	156,755
WW Grainger, Inc.:
4.20%, 5/15/2047	610,000	550,202
4.60%, 6/15/2045	125,000	120,661
		1,289,799
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	243,000	225,961
2.45%, 10/29/2026	1,120,000	1,037,467
3.00%, 10/29/2028	1,445,000	1,319,140
3.30%, 1/30/2032	1,382,000	1,203,515
3.40%, 10/29/2033	457,000	392,636
3.50%, 1/15/2025	666,000	651,455
3.65%, 7/21/2027 (b)	472,000	448,730
3.88%, 1/23/2028	150,000	142,998
4.45%, 10/1/2025 (b)	217,000	213,055
4.45%, 4/3/2026	383,000	376,075
6.15%, 9/30/2030	365,000	385,090
6.50%, 7/15/2025	425,000	431,324
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	386,000	343,127
Air Lease Corp.:
1.88%, 8/15/2026	300,000	276,264
Series MTN, 2.30%, 2/1/2025	251,000	242,187
Series MTN, 2.88%, 1/15/2026	513,000	489,053
Series MTN, 2.88%, 1/15/2032	297,000	251,773
Series MTN, 3.00%, 2/1/2030	269,000	238,571
3.13%, 12/1/2030	417,000	365,175
3.25%, 3/1/2025	328,000	319,410
3.38%, 7/1/2025	390,000	377,723
4.63%, 10/1/2028 (b)	612,000	598,475
5.30%, 2/1/2028 (b)	200,000	202,384
5.85%, 12/15/2027	355,000	364,315
Aircastle Ltd. 4.25%, 6/15/2026	288,000	278,634
Ally Financial, Inc.:
2.20%, 11/2/2028 (b)	100,000	85,518
4.75%, 6/9/2027 (b)	225,000	216,898
SOFR + 3.26%, 6.99%, 6/13/2029 (b) (c)	515,000	532,706
7.10%, 11/15/2027 (b)	400,000	416,916

See accompanying notes to financial statements.
34

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
8.00%, 11/1/2031	$ 896,000	$ 980,748
American Express Co.:
2.25%, 3/4/2025	490,000	474,148
2.55%, 3/4/2027	935,000	875,955
3.13%, 5/20/2026	310,000	299,113
3.30%, 5/3/2027	554,000	529,602
3.95%, 8/1/2025	752,000	739,998
4.05%, 5/3/2029 (b)	820,000	812,325
4.05%, 12/3/2042 (b)	385,000	348,001
4.20%, 11/6/2025	663,000	655,382
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	250,000	240,745
4.90%, 2/13/2026	300,000	300,666
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	153,000	152,614
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	160,000	159,776
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	270,000	275,416
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	350,000	362,243
5.85%, 11/5/2027	480,000	500,861
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	385,000	417,417
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	415,000	396,034
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	110,000	105,323
3.00%, 4/2/2025	472,000	460,285
5.15%, 5/15/2033 (b)	80,000	82,535
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	210,000	185,220
BGC Group, Inc. 8.00%, 5/25/2028 (b)	210,000	220,359
BlackRock, Inc.:
1.90%, 1/28/2031	430,000	362,671
3.20%, 3/15/2027	468,000	453,286
3.25%, 4/30/2029 (b)	269,000	258,662
4.75%, 5/25/2033	1,845,000	1,864,133
Brookfield Corp. 4.00%, 1/15/2025	431,000	424,276
Brookfield Finance, Inc.:
2.72%, 4/15/2031	100,000	84,858
3.90%, 1/25/2028 (b)	401,000	385,983
4.25%, 6/2/2026	111,000	108,460
4.35%, 4/15/2030	150,000	144,545
4.85%, 3/29/2029	653,000	649,657
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	252,000	226,596
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	246,000	186,783
Security Description	Principal Amount	Value
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	$ 611,000	$ 585,521
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	674,000	601,248
3.65%, 5/11/2027 (b)	259,600	247,674
3.75%, 7/28/2026	921,000	882,217
3.75%, 3/9/2027	667,200	637,510
3.80%, 1/31/2028	412,300	391,701
4.20%, 10/29/2025	292,760	287,438
4.25%, 4/30/2025	450,000	443,650
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	400,000	393,168
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	250,000	245,680
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	105,000	105,023
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	600,000	597,582
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	250,000	256,465
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	725,000	747,221
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	250,000	259,600
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	505,000	554,056
Charles Schwab Corp.:
0.90%, 3/11/2026 (b)	425,000	389,670
1.95%, 12/1/2031 (b)	268,000	215,501
2.00%, 3/20/2028	359,000	319,675
2.30%, 5/13/2031 (b)	235,000	196,437
2.45%, 3/3/2027 (b)	376,000	350,037
2.75%, 10/1/2029	254,000	228,714
2.90%, 3/3/2032 (b)	334,000	288,005
3.20%, 3/2/2027	150,000	143,106
3.25%, 5/22/2029	424,000	397,326
3.30%, 4/1/2027	324,000	308,879
3.45%, 2/13/2026	213,000	206,410
3.85%, 5/21/2025	573,000	562,652
4.00%, 2/1/2029 (b)	334,000	324,414
4.63%, 3/22/2030 (b)	250,000	251,122
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	865,000	888,139
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	219,000	225,752
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	600,000	633,630
CI Financial Corp.:
3.20%, 12/17/2030 (b)	422,000	333,659
4.10%, 6/15/2051	315,000	185,554
CME Group, Inc.:
3.00%, 3/15/2025	347,000	339,644
3.75%, 6/15/2028 (b)	213,000	208,380
5.30%, 9/15/2043	217,000	230,949
Credit Suisse USA, Inc. 7.13%, 7/15/2032	197,000	224,598

See accompanying notes to financial statements.
35

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Discover Financial Services:
3.75%, 3/4/2025	$ 195,000	$ 190,513
4.10%, 2/9/2027	344,000	330,185
6.70%, 11/29/2032	510,000	533,700
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	500,000	556,215
Franklin Resources, Inc.:
1.60%, 10/30/2030 (b)	200,000	163,344
2.85%, 3/30/2025	100,000	97,315
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	658,000	527,973
2.10%, 6/15/2030	424,000	366,387
3.00%, 6/15/2050	431,000	308,536
3.00%, 9/15/2060	190,000	128,634
3.10%, 9/15/2027 (b)	310,000	295,402
3.65%, 5/23/2025	788,000	772,981
3.75%, 9/21/2028 (b)	357,000	347,011
4.00%, 9/15/2027	435,000	427,322
4.25%, 9/21/2048	366,000	328,529
4.35%, 6/15/2029	430,000	428,280
4.60%, 3/15/2033	168,000	167,689
4.95%, 6/15/2052 (b)	280,000	280,092
5.20%, 6/15/2062	235,000	240,562
Invesco Finance PLC 3.75%, 1/15/2026	178,000	173,361
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	505,000	418,761
2.75%, 10/15/2032	193,000	158,439
4.15%, 1/23/2030	409,000	384,153
4.85%, 1/15/2027	244,000	242,985
5.88%, 7/21/2028	270,000	276,896
Lazard Group LLC:
3.63%, 3/1/2027 (b)	176,000	165,950
3.75%, 2/13/2025	335,000	327,931
Legg Mason, Inc. 5.63%, 1/15/2044	136,000	139,361
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	156,412
2.00%, 3/3/2025	248,200	240,608
2.00%, 11/18/2031	275,000	232,323
2.95%, 11/21/2026	420,000	404,901
2.95%, 3/15/2051	449,000	333,329
3.30%, 3/26/2027	240,000	232,786
3.35%, 3/26/2030 (b)	399,000	380,391
3.65%, 6/1/2049	151,000	127,743
3.80%, 11/21/2046	147,000	128,848
3.85%, 3/26/2050	318,000	278,581
3.95%, 2/26/2048	115,000	103,110
4.88%, 3/9/2028 (b)	600,000	619,170
Nasdaq, Inc.:
2.50%, 12/21/2040	449,000	312,046
3.25%, 4/28/2050	315,000	222,869
3.85%, 6/30/2026	272,000	265,336
3.95%, 3/7/2052	475,000	376,756
Security Description	Principal Amount	Value
5.55%, 2/15/2034	$ 415,000	$ 431,899
5.95%, 8/15/2053	150,000	161,517
Nomura Holdings, Inc.:
1.65%, 7/14/2026 (b)	539,000	492,743
1.85%, 7/16/2025	186,000	175,975
2.17%, 7/14/2028	574,000	504,242
2.33%, 1/22/2027	647,000	593,435
2.61%, 7/14/2031 (b)	270,000	224,033
2.65%, 1/16/2025	314,000	304,539
2.68%, 7/16/2030 (b)	276,000	235,130
2.71%, 1/22/2029 (b)	245,000	216,881
3.00%, 1/22/2032	426,000	359,237
3.10%, 1/16/2030	50,000	44,206
5.71%, 1/9/2026	231,000	232,666
5.84%, 1/18/2028	315,000	321,820
6.07%, 7/12/2028	545,000	563,132
6.09%, 7/12/2033 (b)	500,000	531,150
ORIX Corp.:
3.70%, 7/18/2027	118,000	113,600
5.00%, 9/13/2027 (b)	336,000	338,953
5.20%, 9/13/2032 (b)	113,000	116,407
Private Export Funding Corp.:
Series PP, 1.40%, 7/15/2028	189,000	168,223
3.90%, 10/15/2027	150,000	148,538
Radian Group, Inc.:
4.88%, 3/15/2027	220,000	213,871
6.63%, 3/15/2025 (b)	143,000	143,152
Raymond James Financial, Inc.:
3.75%, 4/1/2051	356,000	268,737
4.65%, 4/1/2030	535,000	538,638
Stifel Financial Corp. 4.00%, 5/15/2030	89,000	80,935
Synchrony Financial:
3.70%, 8/4/2026	198,000	185,979
3.95%, 12/1/2027 (b)	276,250	258,752
4.50%, 7/23/2025	350,000	341,953
4.88%, 6/13/2025	350,000	343,931
Visa, Inc.:
1.10%, 2/15/2031 (b)	348,000	282,392
1.90%, 4/15/2027	850,000	791,290
2.00%, 8/15/2050	550,000	340,422
2.05%, 4/15/2030	401,000	352,591
2.70%, 4/15/2040	249,000	192,517
3.15%, 12/14/2025	1,036,000	1,010,846
4.15%, 12/14/2035	627,000	614,817
4.30%, 12/14/2045	1,136,000	1,059,638
Voya Financial, Inc.:
3.65%, 6/15/2026	164,000	158,596
4.80%, 6/15/2046	392,000	341,075
5.70%, 7/15/2043	221,000	218,624
Western Union Co.:
1.35%, 3/15/2026	120,000	110,454
2.75%, 3/15/2031	200,000	166,572

See accompanying notes to financial statements.
36

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 1/10/2025	$ 366,000	$ 355,598
		69,682,680
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	175,000	125,563
3.95%, 6/1/2028	223,000	214,905
4.70%, 5/15/2032	125,000	122,228
5.25%, 5/15/2052	180,000	174,361
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	230,000	149,288
3.10%, 12/1/2026	221,000	212,354
3.15%, 9/15/2049	420,000	300,846
Series M, 3.65%, 4/1/2050	263,000	207,660
3.80%, 6/15/2049	254,000	201,798
4.00%, 12/1/2046	227,000	191,284
AES Corp.:
1.38%, 1/15/2026	185,000	171,184
2.45%, 1/15/2031 (b)	418,000	351,308
5.45%, 6/1/2028	365,000	370,712
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	325,000	263,279
3.00%, 3/15/2052	199,000	139,149
3.13%, 7/15/2051	135,000	96,516
3.45%, 10/1/2049	475,000	360,416
3.75%, 9/1/2027	185,000	181,080
3.75%, 3/1/2045	225,000	183,508
3.94%, 9/1/2032	260,000	247,231
4.30%, 1/2/2046	640,000	560,026
Ameren Corp.:
1.75%, 3/15/2028	275,000	243,279
1.95%, 3/15/2027 (b)	197,000	180,556
3.50%, 1/15/2031	234,000	213,361
3.65%, 2/15/2026	456,000	442,648
5.70%, 12/1/2026	110,000	112,555
Ameren Illinois Co.:
1.55%, 11/15/2030	300,000	244,266
3.80%, 5/15/2028	200,000	194,830
5.90%, 12/1/2052	396,000	443,366
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	329,121
3.20%, 11/13/2027 (b)	263,000	250,510
Series J, 4.30%, 12/1/2028	344,000	336,432
5.20%, 1/15/2029	475,000	481,954
5.75%, 11/1/2027	515,000	533,179
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	158,000	135,351
Series BB, 4.50%, 8/1/2032	575,000	553,846
Series Y, 4.50%, 3/1/2049	200,000	169,660
7.00%, 4/1/2038	175,000	202,421
Security Description	Principal Amount	Value
Arizona Public Service Co.:
2.20%, 12/15/2031	$ 450,000	$ 366,201
3.15%, 5/15/2025	290,000	282,483
3.35%, 5/15/2050	124,000	88,504
3.50%, 12/1/2049	212,000	151,249
4.20%, 8/15/2048	210,000	170,245
4.25%, 3/1/2049	275,000	221,994
6.35%, 12/15/2032	100,000	108,436
Atlantic City Electric Co. 2.30%, 3/15/2031	521,000	440,308
Avangrid, Inc.:
3.20%, 4/15/2025	287,469	279,520
3.80%, 6/1/2029	171,000	160,966
Avista Corp.:
4.00%, 4/1/2052	200,000	159,562
4.35%, 6/1/2048	150,000	126,702
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	103,243
3.75%, 8/15/2047	300,000	240,324
5.40%, 6/1/2053	357,000	369,613
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	293,000	198,443
3.25%, 4/15/2028 (b)	425,000	403,758
3.50%, 2/1/2025	243,000	239,219
3.70%, 7/15/2030	270,000	255,755
3.80%, 7/15/2048	624,000	495,038
4.05%, 4/15/2025	616,000	608,885
4.25%, 10/15/2050	300,000	254,550
5.15%, 11/15/2043 (b)	207,000	204,657
6.13%, 4/1/2036	1,035,000	1,121,671
Black Hills Corp.:
3.05%, 10/15/2029	301,000	270,072
3.15%, 1/15/2027	225,000	213,455
3.88%, 10/15/2049 (b)	100,000	74,820
3.95%, 1/15/2026	175,000	170,685
4.35%, 5/1/2033	236,000	218,055
6.15%, 5/15/2034	200,000	209,074
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	317,000	271,365
Series Z, 2.40%, 9/1/2026	125,000	117,756
Series AA, 3.00%, 2/1/2027	224,000	213,501
Series AF, 3.35%, 4/1/2051 (b)	140,000	106,522
3.95%, 3/1/2048	486,000	413,499
Series AI, 4.45%, 10/1/2032	280,000	274,784
Series K2, 6.95%, 3/15/2033	106,000	122,328
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	572,000	489,483
2.95%, 3/1/2030	149,000	132,212

See accompanying notes to financial statements.
37

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	$ 160,000	$ 154,365
4.97%, 5/1/2046	436,000	367,770
CMS Energy Corp.:
3.00%, 5/15/2026	145,000	138,507
3.45%, 8/15/2027 (b)	194,000	184,771
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (b) (c)	300,000	239,829
Commonwealth Edison Co.:
2.55%, 6/15/2026	230,000	219,066
Series 131, 2.75%, 9/1/2051	215,000	140,214
Series 122, 2.95%, 8/15/2027	135,000	127,509
Series 130, 3.13%, 3/15/2051	630,000	446,802
Series 127, 3.20%, 11/15/2049	310,000	222,865
3.65%, 6/15/2046	297,000	235,052
3.70%, 8/15/2028 (b)	198,000	191,460
Series 123, 3.75%, 8/15/2047	705,000	569,520
Series 133, 3.85%, 3/15/2052	195,000	158,042
4.90%, 2/1/2033 (b)	366,000	371,596
5.30%, 2/1/2053	251,000	255,716
Series 103, 5.90%, 3/15/2036	175,000	189,352
Connecticut Light & Power Co.:
4.00%, 4/1/2048	208,000	177,516
5.25%, 1/15/2053	412,000	420,623
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	528,000	503,997
3.20%, 12/1/2051 (b)	220,000	156,244
Series 20A, 3.35%, 4/1/2030	282,000	263,315
3.60%, 6/15/2061 (b)	220,000	165,790
Series 2017, 3.88%, 6/15/2047	480,000	390,130
3.95%, 3/1/2043	190,000	161,802
Series 20B, 3.95%, 4/1/2050	575,000	481,252
Series D, 4.00%, 12/1/2028 (b)	103,000	100,690
Series A, 4.13%, 5/15/2049	320,000	268,394
Series 12-A, 4.20%, 3/15/2042	126,000	109,082
Series C, 4.30%, 12/1/2056	375,000	315,225
4.45%, 3/15/2044	200,000	179,554
4.50%, 12/1/2045	267,000	238,207
4.50%, 5/15/2058	330,000	287,001
4.63%, 12/1/2054	250,000	225,522
Security Description	Principal Amount	Value
Series E, 4.65%, 12/1/2048	$ 200,000	$ 182,320
5.50%, 3/15/2034	500,000	525,555
Series 09-C, 5.50%, 12/1/2039	150,000	151,475
5.70%, 6/15/2040	200,000	207,728
Series 06-A, 5.85%, 3/15/2036	220,000	232,357
6.15%, 11/15/2052	180,000	204,597
Constellation Energy Generation LLC:
3.25%, 6/1/2025	255,000	247,681
6.13%, 1/15/2034 (b)	300,000	321,543
6.25%, 10/1/2039	374,000	400,692
6.50%, 10/1/2053	730,000	824,893
Consumers Energy Co.:
3.50%, 8/1/2051	250,000	196,308
3.95%, 5/15/2043	75,000	64,337
4.05%, 5/15/2048	225,000	196,956
4.20%, 9/1/2052	450,000	396,058
4.35%, 4/15/2049	125,000	112,608
4.63%, 5/15/2033	300,000	299,745
4.65%, 3/1/2028 (b)	533,000	536,006
4.90%, 2/15/2029	250,000	254,950
Dayton Power & Light Co. 3.95%, 6/15/2049	305,000	234,484
Dominion Energy South Carolina, Inc.:
6.05%, 1/15/2038	269,000	291,873
6.25%, 10/15/2053	145,000	166,934
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	375,000	347,606
Series D, 2.85%, 8/15/2026	171,000	161,232
Series A, 3.30%, 3/15/2025	315,000	307,610
Series B, 3.30%, 4/15/2041	209,000	159,686
Series C, 3.38%, 4/1/2030	613,000	564,830
Series B, 3.60%, 3/15/2027	211,000	202,499
3.90%, 10/1/2025	208,300	204,438
Series C, 4.05%, 9/15/2042	689,000	561,473
4.25%, 6/1/2028 (b)	308,000	302,327
Series A, 4.60%, 3/15/2049	228,000	200,984
4.70%, 12/1/2044	288,000	255,401
Series C, 4.90%, 8/1/2041	370,000	341,980
Series F, 5.25%, 8/1/2033	159,000	161,465
5.38%, 11/15/2032	250,000	256,437
Series B, 5.95%, 6/15/2035	369,000	388,668
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	256,000	230,308
2.25%, 3/1/2030	416,000	364,986
2.95%, 3/1/2050	163,000	114,379
Series A, 3.00%, 3/1/2032 (b)	640,000	567,782
3.70%, 3/15/2045	275,000	223,715
3.75%, 8/15/2047	320,000	256,182
3.95%, 3/1/2049	100,000	83,984

See accompanying notes to financial statements.
38

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 4/1/2053	$ 200,000	$ 210,176
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	274,000	258,240
2.85%, 10/1/2026	313,000	295,885
Series C, 3.40%, 6/15/2029 (b)	330,000	308,520
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	227,000	202,588
2.45%, 2/1/2030	200,000	177,676
2.85%, 3/15/2032	169,000	147,677
3.70%, 12/1/2047	325,000	255,752
3.75%, 6/1/2045	411,000	329,314
3.88%, 3/15/2046	550,000	446,693
4.00%, 9/30/2042	266,000	227,406
4.25%, 12/15/2041	212,000	187,737
4.95%, 1/15/2033	861,000	877,626
5.30%, 2/15/2040	325,000	328,715
6.05%, 4/15/2038	439,000	476,956
6.10%, 6/1/2037	108,000	116,124
Duke Energy Corp.:
0.90%, 9/15/2025	790,000	736,707
2.45%, 6/1/2030	736,000	643,087
2.55%, 6/15/2031	332,000	283,319
2.65%, 9/1/2026 (b)	407,000	386,215
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	654,000	511,932
3.40%, 6/15/2029	408,000	383,349
3.50%, 6/15/2051	188,000	138,349
3.95%, 8/15/2047	291,000	230,673
4.30%, 3/15/2028 (b)	341,000	336,079
4.50%, 8/15/2032	649,000	629,089
5.00%, 12/8/2025	240,000	240,826
5.00%, 12/8/2027	125,000	126,456
5.00%, 8/15/2052	360,000	336,640
6.10%, 9/15/2053 (b)	350,000	380,548
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	233,466
2.40%, 12/15/2031	161,000	136,093
3.80%, 7/15/2028	164,000	159,193
3.85%, 11/15/2042	280,000	231,165
5.65%, 4/1/2040	225,000	233,840
5.88%, 11/15/2033	225,000	242,653
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	442,154	413,613
Duke Energy Indiana LLC:
2.75%, 4/1/2050	255,000	165,276
Series YYY, 3.25%, 10/1/2049	203,000	147,683
Series WWW, 4.90%, 7/15/2043	100,000	96,205
5.40%, 4/1/2053	705,000	718,726
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	478,000	406,424
3.65%, 2/1/2029	320,000	308,602
Security Description	Principal Amount	Value
4.30%, 2/1/2049	$ 340,000	$ 289,422
5.65%, 4/1/2053	270,000	284,350
Duke Energy Progress LLC:
2.90%, 8/15/2051	100,000	67,573
3.60%, 9/15/2047	469,000	361,472
3.70%, 10/15/2046	169,000	132,396
4.15%, 12/1/2044	235,000	200,667
4.20%, 8/15/2045	401,000	343,388
5.25%, 3/15/2033	500,000	516,745
5.35%, 3/15/2053	400,000	406,148
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	122,015
Edison International:
4.95%, 4/15/2025	166,000	164,870
5.75%, 6/15/2027	269,000	274,993
6.95%, 11/15/2029	150,000	163,053
Emera U.S. Finance LP 4.75%, 6/15/2046	438,000	360,894
Enel Americas SA 4.00%, 10/25/2026	200,000	194,666
Enel Chile SA 4.88%, 6/12/2028	326,000	320,885
Entergy Arkansas LLC:
2.65%, 6/15/2051	215,000	135,478
3.35%, 6/15/2052 (b)	300,000	217,290
3.50%, 4/1/2026	175,000	170,224
4.20%, 4/1/2049	150,000	128,643
5.15%, 1/15/2033	185,000	188,680
Entergy Corp.:
1.90%, 6/15/2028	180,000	159,426
2.40%, 6/15/2031	329,000	275,327
2.80%, 6/15/2030	516,000	455,086
2.95%, 9/1/2026	147,000	139,687
Entergy Louisiana LLC:
1.60%, 12/15/2030	151,000	121,008
2.35%, 6/15/2032	380,000	315,731
3.05%, 6/1/2031 (b)	420,000	371,028
3.12%, 9/1/2027	515,700	487,073
4.00%, 3/15/2033	635,000	592,557
4.20%, 9/1/2048	225,000	188,048
4.20%, 4/1/2050	323,000	274,524
4.95%, 1/15/2045	245,000	226,637
Entergy Mississippi LLC:
3.50%, 6/1/2051	10,000	7,453
3.85%, 6/1/2049	290,000	232,713
Entergy Texas, Inc. 3.55%, 9/30/2049	120,000	90,894
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	340,000	240,615
4.13%, 3/1/2042	250,000	215,358
4.25%, 12/1/2045	510,000	432,097
5.70%, 3/15/2053 (b)	138,000	144,182

See accompanying notes to financial statements.
39

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	$ 275,000	$ 226,300
4.20%, 6/15/2047 (b)	145,000	122,698
5.30%, 10/1/2041	300,000	297,009
Evergy, Inc. 2.90%, 9/15/2029	148,000	133,943
Eversource Energy:
Series Q, 0.80%, 8/15/2025	191,000	178,010
Series R, 1.65%, 8/15/2030	295,000	240,171
2.90%, 3/1/2027	284,000	268,854
Series M, 3.30%, 1/15/2028	180,000	170,411
3.38%, 3/1/2032	250,000	221,580
4.60%, 7/1/2027	330,000	327,495
5.13%, 5/15/2033	399,000	401,155
5.45%, 3/1/2028 (b)	750,000	771,495
Exelon Corp.:
2.75%, 3/15/2027	95,000	89,462
3.40%, 4/15/2026	399,000	386,471
3.95%, 6/15/2025	280,000	275,302
4.05%, 4/15/2030	1,038,000	991,871
4.45%, 4/15/2046	125,000	108,698
4.70%, 4/15/2050	119,000	107,524
5.10%, 6/15/2045	321,000	303,441
5.60%, 3/15/2053	219,000	222,830
5.63%, 6/15/2035	194,000	199,901
Florida Power & Light Co.:
2.45%, 2/3/2032	399,000	342,909
2.85%, 4/1/2025	500,000	488,140
2.88%, 12/4/2051	217,000	150,631
3.15%, 10/1/2049	195,000	143,752
3.70%, 12/1/2047	424,000	343,758
3.95%, 3/1/2048	313,000	267,017
4.05%, 10/1/2044	500,000	437,455
4.40%, 5/15/2028	825,000	826,625
5.05%, 4/1/2028	549,000	561,407
5.30%, 4/1/2053	880,000	922,768
5.65%, 2/1/2037	362,000	384,249
5.69%, 3/1/2040 (b)	165,000	178,296
5.95%, 2/1/2038	127,000	138,805
Georgia Power Co.:
3.25%, 4/1/2026	175,000	168,296
3.25%, 3/30/2027	260,000	248,256
Series B, 3.70%, 1/30/2050	142,000	112,546
4.30%, 3/15/2042	468,600	415,447
4.30%, 3/15/2043	375,000	326,419
4.65%, 5/16/2028	500,000	503,960
4.95%, 5/17/2033	200,000	202,112
5.13%, 5/15/2052 (b)	342,000	339,086
Iberdrola International BV:
5.81%, 3/15/2025	200,000	200,874
6.75%, 7/15/2036	518,000	601,792
Security Description	Principal Amount	Value
Idaho Power Co. Series MTN, 5.50%, 3/15/2053	$ 585,000	$ 603,784
Indiana Michigan Power Co.:
4.25%, 8/15/2048	26,000	21,894
Series K, 4.55%, 3/15/2046	92,000	82,402
5.63%, 4/1/2053	25,000	26,311
Interstate Power & Light Co.:
2.30%, 6/1/2030	84,000	71,959
3.50%, 9/30/2049	250,000	186,625
3.70%, 9/15/2046 (b)	110,000	84,049
5.70%, 10/15/2033	200,000	210,540
6.25%, 7/15/2039	135,000	145,836
ITC Holdings Corp.:
3.25%, 6/30/2026	275,000	264,456
3.35%, 11/15/2027	176,000	167,288
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	160,060	150,365
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	146,991
4.38%, 10/1/2045	452,000	391,152
5.13%, 11/1/2040	312,000	304,500
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	585,000	610,003
MidAmerican Energy Co.:
3.10%, 5/1/2027	230,000	220,087
3.15%, 4/15/2050	412,000	296,220
3.65%, 8/1/2048	356,000	283,440
3.95%, 8/1/2047	375,000	313,192
4.40%, 10/15/2044	265,000	237,125
4.80%, 9/15/2043	286,000	269,672
5.35%, 1/15/2034 (b)	525,000	552,772
5.85%, 9/15/2054	250,000	276,947
Mississippi Power Co.:
3.95%, 3/30/2028	120,000	116,374
Series 12-A, 4.25%, 3/15/2042	191,000	163,208
National Grid PLC 5.81%, 6/12/2033	100,000	105,125
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	140,000	128,580
Series MTN, 1.65%, 6/15/2031	200,000	159,448
Series MTN, 1.88%, 2/7/2025	186,000	179,570
2.40%, 3/15/2030	451,000	391,017
2.75%, 4/15/2032 (b)	286,000	242,937
3.40%, 2/7/2028 (b)	167,000	160,044
3.70%, 3/15/2029	160,000	152,038
4.30%, 3/15/2049	234,000	204,034
4.40%, 11/1/2048	195,000	170,625
4.80%, 3/15/2028	450,000	455,526

See accompanying notes to financial statements.
40

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.05%, 9/15/2028 (b)	$ 250,000	$ 255,475
Series MTN, 5.60%, 11/13/2026	180,000	184,660
5.80%, 1/15/2033	137,000	145,246
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	425,000	440,236
Series MTN, 8.00%, 3/1/2032	255,000	305,370
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030 (b)	250,000	217,037
Series CC, 3.70%, 5/1/2029 (b)	263,000	252,533
Series R, 6.75%, 7/1/2037	547,000	621,562
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	707,000	650,299
2.25%, 6/1/2030	1,039,000	888,844
2.44%, 1/15/2032	1,117,000	936,672
2.75%, 11/1/2029	426,000	382,633
3.55%, 5/1/2027	353,000	340,228
4.63%, 7/15/2027	630,000	629,168
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (b) (c)	125,000	108,386
5.00%, 7/15/2032	656,000	661,307
5.25%, 2/28/2053	650,000	637,234
5.75%, 9/1/2025	485,000	490,088
6.05%, 3/1/2025	440,000	443,964
Northern States Power Co.:
2.25%, 4/1/2031	100,000	85,835
2.90%, 3/1/2050	262,500	184,010
3.20%, 4/1/2052	395,000	291,834
3.40%, 8/15/2042	400,000	318,384
3.60%, 5/15/2046	200,000	157,518
4.50%, 6/1/2052	360,000	332,132
5.10%, 5/15/2053	383,000	388,105
6.20%, 7/1/2037	239,000	262,726
NorthWestern Corp. 4.18%, 11/15/2044	150,000	124,223
NSTAR Electric Co.:
1.95%, 8/15/2031	184,000	150,794
3.10%, 6/1/2051 (b)	150,000	106,182
3.20%, 5/15/2027 (b)	360,700	348,386
3.95%, 4/1/2030	125,000	119,481
4.40%, 3/1/2044	175,000	158,554
4.55%, 6/1/2052	335,000	305,818
4.95%, 9/15/2052	285,000	278,439
5.50%, 3/15/2040	155,000	157,398
Oglethorpe Power Corp.:
4.50%, 4/1/2047	370,000	314,200
5.05%, 10/1/2048	250,000	230,270
5.38%, 11/1/2040	237,000	228,153
Ohio Edison Co. 6.88%, 7/15/2036	227,000	255,198
Security Description	Principal Amount	Value
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	$ 149,000	$ 120,523
Series R, 2.90%, 10/1/2051	147,000	99,835
4.00%, 6/1/2049	222,000	181,292
4.15%, 4/1/2048	97,000	81,203
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	95,000	86,968
3.85%, 8/15/2047	141,000	111,500
4.15%, 4/1/2047	620,000	519,678
5.40%, 1/15/2033	175,000	182,763
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	565,000	525,800
2.75%, 5/15/2030	475,000	426,346
3.10%, 9/15/2049	229,000	164,445
3.70%, 11/15/2028	125,000	120,768
3.70%, 5/15/2050	200,000	162,066
3.80%, 9/30/2047	301,000	242,958
3.80%, 6/1/2049	197,000	161,761
4.10%, 11/15/2048	232,000	201,415
4.30%, 5/15/2028 (e)	540,000	533,293
4.55%, 9/15/2032	193,000	191,232
4.95%, 9/15/2052	111,000	109,291
5.25%, 9/30/2040	180,000	183,839
5.30%, 6/1/2042	260,000	277,995
5.75%, 3/15/2029	100,000	105,518
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	396,000	357,125
2.50%, 2/1/2031	895,000	739,243
2.95%, 3/1/2026	94,000	89,061
3.00%, 6/15/2028	175,000	159,504
3.15%, 1/1/2026	356,000	341,037
3.25%, 6/1/2031	403,000	349,280
3.30%, 8/1/2040	313,000	229,416
3.50%, 8/1/2050	595,000	412,270
3.75%, 7/1/2028	219,000	205,135
3.75%, 8/15/2042	5,000	3,685
4.00%, 12/1/2046	323,000	236,514
4.20%, 3/1/2029 (b)	205,000	194,041
4.20%, 6/1/2041	648,000	518,977
4.40%, 3/1/2032	240,000	222,014
4.50%, 7/1/2040	678,600	573,247
4.55%, 7/1/2030	510,000	485,872
4.60%, 6/15/2043	100,000	82,295
4.65%, 8/1/2028	236,000	226,359
4.75%, 2/15/2044	378,000	315,887
4.95%, 7/1/2050	501,000	429,643
5.90%, 6/15/2032	400,000	406,976
6.10%, 1/15/2029	605,000	625,709
6.15%, 1/15/2033	250,000	259,180
6.40%, 6/15/2033	129,000	135,832
6.70%, 4/1/2053	231,000	251,446
6.75%, 1/15/2053	519,000	566,021

See accompanying notes to financial statements.
41

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.95%, 3/15/2034	$ 280,000	$ 308,269
PacifiCorp:
2.90%, 6/15/2052	764,000	491,917
3.30%, 3/15/2051	538,000	373,824
4.13%, 1/15/2049	150,000	121,775
4.15%, 2/15/2050	540,000	438,388
5.35%, 12/1/2053	375,000	360,622
5.50%, 5/15/2054	245,000	240,678
PECO Energy Co.:
2.85%, 9/15/2051	125,000	83,763
3.05%, 3/15/2051	143,000	101,456
3.70%, 9/15/2047	227,000	183,829
3.90%, 3/1/2048	140,000	118,387
4.15%, 10/1/2044	85,000	74,146
4.38%, 8/15/2052	325,000	292,838
4.60%, 5/15/2052	665,000	625,712
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	95,324	83,763
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	82,328	79,330
Series A-1, 4.02%, 6/1/2033	136,066	132,011
Series A-2, 4.26%, 6/1/2038	350,000	333,508
Series A-3, 4.38%, 6/3/2041	425,000	399,096
Series A-4, 4.45%, 12/1/2049	510,000	463,070
Series A-5, 4.67%, 12/1/2053	234,000	219,314
Series A-2, 4.72%, 6/1/2039	150,000	148,209
Series A-5, 5.10%, 6/1/2054	214,000	214,389
Series A-4, 5.21%, 12/1/2049	915,000	924,141
Pinnacle West Capital Corp. 1.30%, 6/15/2025	145,000	136,571
Potomac Electric Power Co. 4.15%, 3/15/2043	228,000	203,303
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (b)	116,000	111,238
PPL Electric Utilities Corp.:
3.00%, 10/1/2049 (b)	270,000	194,721
3.95%, 6/1/2047	160,000	135,725
4.13%, 6/15/2044	130,000	113,663
Progress Energy, Inc. 7.75%, 3/1/2031	199,000	229,895
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	241,800	200,605
3.60%, 9/15/2042	372,000	294,524
Security Description	Principal Amount	Value
3.70%, 6/15/2028	$ 229,000	$ 220,309
3.80%, 6/15/2047	250,000	199,080
4.05%, 9/15/2049	384,000	312,649
Series 39, 4.50%, 6/1/2052	250,000	218,927
6.50%, 8/1/2038	169,000	189,503
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	216,000	181,950
Public Service Co. of Oklahoma:
Series K, 3.15%, 8/15/2051	135,000	92,796
5.25%, 1/15/2033	400,000	403,148
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	188,000	173,810
Series MTN, 1.90%, 8/15/2031	415,000	340,200
Series MTN, 2.25%, 9/15/2026	305,000	287,530
Series MTN, 2.45%, 1/15/2030	204,000	180,430
Series MTN, 2.70%, 5/1/2050	193,000	132,531
Series MTN, 3.00%, 3/1/2051	95,000	68,174
Series MTN, 3.10%, 3/15/2032	368,000	329,297
Series MTN, 3.15%, 1/1/2050	180,000	132,296
Series MTN, 3.20%, 5/15/2029 (b)	105,000	98,188
Series MTN, 3.60%, 12/1/2047	217,000	175,657
Series MTN, 3.80%, 3/1/2046	546,000	455,140
Series MTN, 4.65%, 3/15/2033	200,000	199,836
Series MTN, 4.90%, 12/15/2032	125,000	127,035
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030 (b)	212,000	173,369
2.45%, 11/15/2031 (b)	200,000	168,254
5.85%, 11/15/2027 (b)	334,000	347,854
5.88%, 10/15/2028	492,000	516,334
6.13%, 10/15/2033	100,000	107,541
Puget Energy, Inc. 3.65%, 5/15/2025	302,000	294,356
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	326,000	231,740
4.22%, 6/15/2048	165,000	140,273
5.45%, 6/1/2053 (b)	500,000	519,610
5.80%, 3/15/2040	175,000	181,193
6.27%, 3/15/2037	136,000	147,164

See accompanying notes to financial statements.
42

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	$ 294,500	$ 243,881
Series WWW, 2.95%, 8/15/2051	65,000	45,587
3.00%, 3/15/2032 (b)	108,000	95,880
Series RRR, 3.75%, 6/1/2047	407,000	327,948
4.95%, 8/15/2028	279,000	284,803
6.00%, 6/1/2039	75,000	80,741
SCE Recovery Funding LLC:
Series A-1, 4.70%, 6/15/2042	192,752	190,645
Series A-2, 5.11%, 12/14/2049	560,000	555,688
Sempra:
3.30%, 4/1/2025	200,000	195,082
3.40%, 2/1/2028	541,000	515,952
3.70%, 4/1/2029	148,000	140,971
3.80%, 2/1/2038	357,000	305,696
4.00%, 2/1/2048	195,000	160,557
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	353,089	304,154
5.50%, 8/1/2033	350,000	362,796
6.00%, 10/15/2039	563,000	593,059
Sierra Pacific Power Co. 2.60%, 5/1/2026	215,000	204,695
Southern California Edison Co.:
2.25%, 6/1/2030	430,500	369,769
Series G, 2.50%, 6/1/2031	196,000	168,205
2.75%, 2/1/2032	130,000	112,639
3.45%, 2/1/2052	505,000	368,918
3.65%, 2/1/2050	404,000	313,165
Series H, 3.65%, 6/1/2051	200,000	150,608
Series E, 3.70%, 8/1/2025	148,000	145,025
Series 2013-A, 3.90%, 3/15/2043	218,000	178,614
4.00%, 4/1/2047	628,000	515,174
4.05%, 3/15/2042	314,000	264,856
Series C, 4.13%, 3/1/2048	396,000	333,899
4.50%, 9/1/2040	590,000	529,307
4.65%, 10/1/2043	373,000	339,993
Series D, 4.70%, 6/1/2027	194,000	195,263
Series B, 4.88%, 3/1/2049	423,000	390,217
Series 2005-E, 5.35%, 7/15/2035	310,000	319,480
Series 2006-E, 5.55%, 1/15/2037	118,000	118,694
Series 2006-A, 5.63%, 2/1/2036	293,000	299,004
5.65%, 10/1/2028	205,000	213,758
Series 2004-G, 5.75%, 4/1/2035	130,000	135,509
5.85%, 11/1/2027	256,000	267,395
5.88%, 12/1/2053 (b)	210,000	226,724
Security Description	Principal Amount	Value
5.95%, 11/1/2032	$ 350,000	$ 376,173
Southern Co.:
3.25%, 7/1/2026	554,000	534,383
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	476,000	433,636
4.40%, 7/1/2046	781,000	688,647
4.85%, 6/15/2028	500,000	503,715
5.11%, 8/1/2027	175,000	177,455
5.15%, 10/6/2025	257,000	257,740
5.20%, 6/15/2033	190,000	193,868
5.70%, 10/15/2032	255,000	268,428
Southern Power Co.:
4.15%, 12/1/2025	589,000	580,218
Series F, 4.95%, 12/15/2046	545,000	489,715
5.25%, 7/15/2043	125,000	118,284
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	279,597
Series K, 2.75%, 10/1/2026	319,000	299,822
Series L, 3.85%, 2/1/2048	230,000	172,877
5.30%, 4/1/2033	161,000	161,290
6.20%, 3/15/2040	435,000	461,983
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	725,000	499,300
3.40%, 8/15/2046	295,000	214,362
3.70%, 8/15/2047	325,000	247,387
4.50%, 8/15/2041	255,000	226,616
Tampa Electric Co.:
2.40%, 3/15/2031	421,000	355,349
3.45%, 3/15/2051	150,000	109,065
4.10%, 6/15/2042	250,000	215,758
4.30%, 6/15/2048 (b)	200,000	167,838
5.00%, 7/15/2052	200,000	190,024
Toledo Edison Co. 6.15%, 5/15/2037	200,000	215,898
Tucson Electric Power Co.:
1.50%, 8/1/2030	473,000	385,925
3.25%, 5/1/2051	10,000	6,966
4.00%, 6/15/2050 (b)	240,000	190,121
4.85%, 12/1/2048	150,000	136,850
Union Electric Co.:
2.15%, 3/15/2032	275,000	227,928
2.95%, 6/15/2027 (b)	300,000	286,053
3.25%, 10/1/2049	420,000	294,706
3.65%, 4/15/2045	250,000	196,783
3.90%, 9/15/2042	335,000	280,894
Virginia Electric & Power Co.:
2.30%, 11/15/2031	395,000	332,570
2.40%, 3/30/2032	158,000	133,452
Series A, 2.88%, 7/15/2029	264,000	242,579
3.30%, 12/1/2049	486,000	355,655
Series B, 3.75%, 5/15/2027	485,000	473,777

See accompanying notes to financial statements.
43

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.80%, 4/1/2028	$ 170,000	$ 164,886
Series B, 4.20%, 5/15/2045	300,000	256,941
4.45%, 2/15/2044	377,000	336,906
Series C, 4.63%, 5/15/2052	136,000	123,028
Series D, 4.65%, 8/15/2043	200,000	183,492
5.30%, 8/15/2033 (b)	500,000	516,325
5.45%, 4/1/2053	125,000	128,988
Series B, 6.00%, 1/15/2036	194,000	208,112
8.88%, 11/15/2038	206,000	281,202
WEC Energy Group, Inc.:
1.38%, 10/15/2027	370,000	327,191
1.80%, 10/15/2030	141,000	115,131
2.20%, 12/15/2028 (b)	588,000	523,197
4.75%, 1/9/2026	239,000	238,058
4.75%, 1/15/2028	205,000	205,045
5.00%, 9/27/2025	513,000	512,472
5.15%, 10/1/2027	525,000	532,927
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	170,000	137,812
3.00%, 7/1/2029 (b)	185,000	171,367
3.05%, 10/15/2027	141,000	132,984
3.65%, 4/1/2050 (b)	235,000	180,386
4.95%, 4/1/2033	250,000	250,532
Xcel Energy, Inc.:
2.60%, 12/1/2029	264,200	236,261
3.35%, 12/1/2026	153,000	147,451
3.40%, 6/1/2030	164,000	151,226
6.50%, 7/1/2036 (b)	5,000	5,606
		158,806,024
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	83,817
Emerson Electric Co.:
0.88%, 10/15/2026	639,000	579,873
1.80%, 10/15/2027 (b)	408,000	372,480
1.95%, 10/15/2030	163,000	140,485
2.20%, 12/21/2031	262,000	223,931
2.80%, 12/21/2051	230,000	158,415
		1,559,001
ELECTRONICS — 0.1%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	345,000	296,921
2.30%, 3/12/2031	351,000	304,271
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	220,000	226,156
Amphenol Corp.:
2.05%, 3/1/2025	263,000	253,979
2.20%, 9/15/2031	107,000	90,102
2.80%, 2/15/2030 (b)	222,000	202,306
4.35%, 6/1/2029	193,000	192,315
Avnet, Inc.:
4.63%, 4/15/2026	181,000	178,808
Security Description	Principal Amount	Value
5.50%, 6/1/2032	$ 263,000	$ 260,972
Flex Ltd.:
3.75%, 2/1/2026	150,000	145,247
4.75%, 6/15/2025	197,000	194,411
4.88%, 6/15/2029	282,000	277,240
6.00%, 1/15/2028	70,000	72,347
Fortive Corp.:
3.15%, 6/15/2026	236,000	226,789
4.30%, 6/15/2046 (b)	220,000	187,398
Honeywell International, Inc.:
1.10%, 3/1/2027	147,000	133,394
1.35%, 6/1/2025	330,000	315,124
1.75%, 9/1/2031 (b)	290,000	242,075
1.95%, 6/1/2030 (b)	343,000	297,940
2.50%, 11/1/2026 (b)	219,000	208,628
2.70%, 8/15/2029 (b)	394,000	364,249
3.81%, 11/21/2047	728,000	625,003
4.50%, 1/15/2034	350,000	352,030
4.95%, 2/15/2028 (b)	280,000	288,414
5.00%, 2/15/2033 (b)	440,000	460,579
5.70%, 3/15/2037	487,000	533,484
Hubbell, Inc. 2.30%, 3/15/2031	229,000	192,575
Jabil, Inc.:
3.00%, 1/15/2031	157,000	135,970
3.60%, 1/15/2030	409,000	369,810
5.45%, 2/1/2029	355,000	362,593
Keysight Technologies, Inc.:
3.00%, 10/30/2029	201,000	182,799
4.60%, 4/6/2027	175,000	174,507
Legrand France SA 8.50%, 2/15/2025	235,000	244,040
TD SYNNEX Corp.:
1.75%, 8/9/2026	101,000	91,683
2.38%, 8/9/2028	135,000	118,666
2.65%, 8/9/2031	158,000	127,831
Trimble, Inc.:
4.90%, 6/15/2028	372,000	374,306
6.10%, 3/15/2033	185,000	198,477
Tyco Electronics Group SA:
3.13%, 8/15/2027	300,000	286,311
3.70%, 2/15/2026	179,000	175,359
4.50%, 2/13/2026	171,000	170,410
Vontier Corp.:
2.40%, 4/1/2028	417,000	368,232
2.95%, 4/1/2031	128,000	107,711
		10,611,462
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	150,000	153,153
6.35%, 8/18/2028	400,000	417,840
		570,993

See accompanying notes to financial statements.
44

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	$ 513,000	$ 502,206
3.76%, 3/15/2027	1,844,000	1,767,345
4.05%, 3/15/2029	260,000	246,537
4.28%, 3/15/2032	1,261,000	1,153,651
5.05%, 3/15/2042	1,281,000	1,129,432
5.14%, 3/15/2052	1,283,000	1,103,945
5.39%, 3/15/2062	793,000	681,980
		6,585,096
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	200,000	185,324
1.45%, 2/15/2031 (b)	540,000	439,193
1.75%, 2/15/2032	126,000	102,621
2.30%, 3/1/2030	513,000	452,235
2.90%, 7/1/2026	133,000	127,772
3.05%, 3/1/2050	190,000	140,036
3.38%, 11/15/2027	352,500	338,816
3.95%, 5/15/2028	297,000	291,312
Veralto Corp.:
5.45%, 9/18/2033 (e)	400,000	415,000
5.50%, 9/18/2026 (e)	300,000	304,998
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	96,032
2.60%, 2/1/2030 (b)	220,000	197,582
2.95%, 1/15/2052	240,000	169,176
3.20%, 6/1/2032	270,000	242,760
3.50%, 5/1/2029 (b)	195,000	186,518
4.25%, 12/1/2028	291,000	289,507
Waste Management, Inc.:
0.75%, 11/15/2025	115,000	106,878
1.15%, 3/15/2028 (b)	189,000	166,346
1.50%, 3/15/2031	378,000	308,973
2.00%, 6/1/2029	204,000	181,552
2.50%, 11/15/2050	115,000	76,570
3.13%, 3/1/2025 (b)	408,000	399,383
3.15%, 11/15/2027	257,000	246,242
4.15%, 4/15/2032 (b)	455,000	444,385
4.15%, 7/15/2049	100,000	90,367
4.63%, 2/15/2030 (b)	370,000	374,344
4.63%, 2/15/2033	124,000	124,498
4.88%, 2/15/2034	500,000	510,220
		7,008,640
FINANCIALS — 0.0% (a)
Brookfield Finance, Inc. 6.35%, 1/5/2034	500,000	531,925
FOOD — 0.4%
Campbell Soup Co.:
3.95%, 3/15/2025	404,000	397,774
4.15%, 3/15/2028	253,000	247,897
4.80%, 3/15/2048	741,000	676,963
Conagra Brands, Inc.:
1.38%, 11/1/2027	225,000	197,741
Security Description	Principal Amount	Value
4.60%, 11/1/2025	$ 364,000	$ 360,771
4.85%, 11/1/2028	332,000	331,821
5.30%, 10/1/2026	520,000	526,261
5.30%, 11/1/2038 (b)	377,000	368,736
5.40%, 11/1/2048	425,000	411,719
Flowers Foods, Inc. 2.40%, 3/15/2031	110,000	92,563
General Mills, Inc.:
2.25%, 10/14/2031	168,000	141,315
2.88%, 4/15/2030	370,000	334,351
3.00%, 2/1/2051 (b)	200,000	139,460
4.00%, 4/17/2025	732,000	723,201
4.20%, 4/17/2028	451,000	445,110
5.40%, 6/15/2040	150,000	152,163
Hershey Co.:
1.70%, 6/1/2030	189,000	160,718
2.30%, 8/15/2026	20,000	18,982
3.13%, 11/15/2049	194,000	147,826
4.25%, 5/4/2028 (b)	350,000	350,637
Hormel Foods Corp.:
1.70%, 6/3/2028 (b)	320,000	288,003
1.80%, 6/11/2030	181,000	153,950
3.05%, 6/3/2051	474,000	343,840
Ingredion, Inc.:
2.90%, 6/1/2030	255,000	227,429
3.90%, 6/1/2050	125,000	92,543
J M Smucker Co.:
2.38%, 3/15/2030	365,000	315,429
3.38%, 12/15/2027 (b)	219,000	208,317
3.50%, 3/15/2025	436,000	427,733
3.55%, 3/15/2050 (b)	75,000	55,271
4.25%, 3/15/2035	380,000	353,537
6.20%, 11/15/2033 (b)	450,000	490,865
6.50%, 11/15/2043	235,000	262,114
6.50%, 11/15/2053 (b)	295,000	340,743
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL:
6.75%, 3/15/2034 (e)	550,000	578,666
7.25%, 11/15/2053 (e)	900,000	980,478
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027	365,000	335,964
3.63%, 1/15/2032	200,000	170,682
4.38%, 2/2/2052	250,000	185,555
5.50%, 1/15/2030	588,000	576,216
5.75%, 4/1/2033	415,000	409,954
6.50%, 12/1/2052	335,000	335,546
Kellanova:
2.10%, 6/1/2030	196,000	168,415
3.25%, 4/1/2026	325,000	315,110
3.40%, 11/15/2027 (b)	552,000	530,251
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	156,000	160,390

See accompanying notes to financial statements.
45

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	$ 1,463,000	$ 1,406,279
3.75%, 4/1/2030	336,000	320,940
4.25%, 3/1/2031 (b)	118,000	115,625
4.38%, 6/1/2046	1,119,000	979,416
4.63%, 10/1/2039	171,000	159,587
4.88%, 10/1/2049 (b)	585,000	555,130
5.00%, 6/4/2042	553,000	534,524
6.75%, 3/15/2032	110,000	124,027
Kroger Co.:
1.70%, 1/15/2031 (b)	223,000	180,505
2.20%, 5/1/2030	565,000	483,804
2.65%, 10/15/2026	300,000	283,689
3.70%, 8/1/2027	363,000	351,671
3.88%, 10/15/2046	541,000	426,032
4.45%, 2/1/2047 (b)	207,400	183,819
5.40%, 1/15/2049 (b)	199,000	199,724
6.90%, 4/15/2038	161,000	183,104
McCormick & Co., Inc.:
2.50%, 4/15/2030	850,000	744,490
3.40%, 8/15/2027	323,000	308,585
Mondelez International, Inc.:
1.50%, 5/4/2025 (b)	436,000	415,835
1.50%, 2/4/2031	129,000	105,136
2.63%, 3/17/2027	195,000	183,869
2.63%, 9/4/2050	429,000	287,996
2.75%, 4/13/2030	202,000	182,503
3.00%, 3/17/2032 (b)	100,000	88,736
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	273,000	231,283
4.25%, 4/15/2031	230,000	207,787
6.25%, 7/1/2033	250,000	257,230
6.88%, 5/15/2034	240,000	259,126
Sysco Corp.:
2.40%, 2/15/2030	235,000	207,120
3.25%, 7/15/2027	229,000	219,048
3.30%, 7/15/2026	310,000	299,460
3.30%, 2/15/2050	250,000	183,685
3.75%, 10/1/2025	323,000	315,810
4.50%, 4/1/2046	178,000	158,301
4.85%, 10/1/2045	115,000	106,148
5.75%, 1/17/2029	473,000	493,405
5.95%, 4/1/2030	347,000	369,319
6.60%, 4/1/2050	335,078	392,470
Tyson Foods, Inc.:
3.55%, 6/2/2027	660,000	629,963
4.00%, 3/1/2026	337,000	330,648
4.35%, 3/1/2029	149,000	144,837
4.55%, 6/2/2047	309,000	259,514
4.88%, 8/15/2034 (b)	383,000	371,613
5.15%, 8/15/2044	202,000	185,620
		28,960,423
Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	$ 191,000	$ 177,939
Georgia-Pacific LLC 7.75%, 11/15/2029	199,000	229,747
International Paper Co.:
4.35%, 8/15/2048 (b)	294,000	264,171
4.80%, 6/15/2044	440,000	405,772
6.00%, 11/15/2041	499,000	529,085
Suzano Austria GmbH:
2.50%, 9/15/2028	446,500	392,045
3.13%, 1/15/2032	268,000	221,454
3.75%, 1/15/2031	416,500	365,537
5.00%, 1/15/2030 (b)	288,000	277,834
6.00%, 1/15/2029 (b)	516,000	527,208
		3,390,792
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	404,000	329,046
2.63%, 9/15/2029	340,000	309,284
2.85%, 2/15/2052	235,000	160,148
3.00%, 6/15/2027	121,000	115,354
3.38%, 9/15/2049	161,000	122,618
4.13%, 3/15/2049	203,000	175,853
5.75%, 10/15/2052	300,000	330,081
5.90%, 11/15/2033 (b)	105,000	114,004
6.20%, 11/15/2053 (b)	200,000	234,890
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	561,000	468,070
4.00%, 4/1/2028 (b)	185,000	180,144
4.40%, 7/1/2032 (b)	350,000	340,126
5.25%, 3/1/2028 (b)	452,000	463,580
National Fuel Gas Co. 2.95%, 3/1/2031	229,000	192,076
NiSource, Inc.:
0.95%, 8/15/2025	354,000	330,919
1.70%, 2/15/2031 (b)	300,000	244,029
3.49%, 5/15/2027	374,000	360,255
4.38%, 5/15/2047	489,000	422,105
4.80%, 2/15/2044	380,000	349,376
5.00%, 6/15/2052	519,000	485,800
5.25%, 3/30/2028	515,000	525,954
5.40%, 6/30/2033	179,000	184,681
5.65%, 2/1/2045	170,000	171,153
5.95%, 6/15/2041	137,000	142,907
ONE Gas, Inc.:
4.25%, 9/1/2032 (b)	120,000	114,635
4.50%, 11/1/2048	230,000	203,044
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031 (b)	280,000	239,022

See accompanying notes to financial statements.
46

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	$ 200,000	$ 175,954
2.95%, 4/15/2027	382,000	362,224
3.75%, 9/15/2042	400,000	324,008
Series WW, 3.95%, 2/15/2050	436,000	347,078
Series VV, 4.30%, 1/15/2049	510,000	433,321
5.75%, 6/1/2053	400,000	422,316
6.35%, 11/15/2052	240,000	274,594
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	146,000	119,234
4.40%, 5/30/2047	474,000	401,037
5.75%, 9/15/2033	315,000	331,100
Southwest Gas Corp.:
2.20%, 6/15/2030	209,000	177,541
3.18%, 8/15/2051	130,000	84,495
4.05%, 3/15/2032	207,000	194,019
5.45%, 3/23/2028	256,000	261,949
Washington Gas Light Co. Series K, 3.80%, 9/15/2046 (b)	275,000	210,012
		11,428,036
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.80%, 3/1/2031	116,000	97,732
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	680,000	687,256
6.05%, 4/15/2028 (e)	519,000	525,960
6.30%, 2/15/2030 (e)	425,000	437,495
6.40%, 4/15/2033 (e)	322,000	336,268
Snap-on, Inc. 4.10%, 3/1/2048	377,000	334,900
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	145,000	140,163
2.30%, 3/15/2030	354,000	301,289
2.75%, 11/15/2050	656,000	404,909
3.40%, 3/1/2026	435,000	420,802
5.20%, 9/1/2040 (b)	247,000	240,497
		3,927,271
HEALTH CARE PRODUCTS — 0.2%
Abbott Laboratories:
1.15%, 1/30/2028	233,000	207,708
1.40%, 6/30/2030 (b)	374,000	316,561
2.95%, 3/15/2025	428,000	419,235
3.75%, 11/30/2026	434,000	428,228
4.75%, 11/30/2036	385,000	394,510
4.75%, 4/15/2043	150,000	152,321
4.90%, 11/30/2046	937,000	960,753
6.00%, 4/1/2039 (b)	188,000	216,674
6.15%, 11/30/2037	245,000	281,833
Security Description	Principal Amount	Value
Baxter International, Inc.:
1.92%, 2/1/2027	$ 457,000	$ 418,845
2.27%, 12/1/2028	375,000	336,060
2.54%, 2/1/2032 (b)	420,000	352,401
3.13%, 12/1/2051 (b)	408,000	281,345
3.95%, 4/1/2030	284,000	269,462
Boston Scientific Corp.:
1.90%, 6/1/2025	342,000	327,516
2.65%, 6/1/2030	357,000	318,994
4.55%, 3/1/2039	162,000	154,797
4.70%, 3/1/2049 (b)	286,000	275,284
Danaher Corp.:
2.80%, 12/10/2051	344,000	238,777
3.35%, 9/15/2025	250,000	244,430
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	225,000	198,869
DH Europe Finance II SARL:
2.60%, 11/15/2029	136,000	123,051
3.25%, 11/15/2039	793,000	658,214
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	195,000	196,720
5.65%, 11/15/2027	435,000	450,364
5.86%, 3/15/2030	550,000	578,248
5.91%, 11/22/2032 (b)	530,000	565,218
6.38%, 11/22/2052 (b)	534,000	620,615
Koninklijke Philips NV 6.88%, 3/11/2038	246,000	274,598
Medtronic Global Holdings SCA 4.50%, 3/30/2033 (b)	625,000	625,037
Medtronic, Inc.:
4.38%, 3/15/2035	812,000	793,032
4.63%, 3/15/2045	417,000	406,141
Revvity, Inc.:
1.90%, 9/15/2028	175,000	151,573
2.25%, 9/15/2031	218,000	179,305
3.30%, 9/15/2029	323,000	293,077
Smith & Nephew PLC 2.03%, 10/14/2030	375,000	309,926
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	250,000	214,963
3.75%, 3/15/2051	220,000	170,546
Stryker Corp.:
1.15%, 6/15/2025	180,000	170,271
1.95%, 6/15/2030	158,000	135,123
3.38%, 11/1/2025	290,396	282,686
3.50%, 3/15/2026	421,000	410,652
3.65%, 3/7/2028 (b)	45,000	43,570
4.10%, 4/1/2043	200,000	176,072
4.38%, 5/15/2044	380,000	348,133
4.85%, 12/8/2028	225,000	227,624
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (b)	175,000	156,133
2.00%, 10/15/2031 (b)	270,000	227,634

See accompanying notes to financial statements.
47

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.60%, 10/1/2029	$ 448,000	$ 408,374
2.80%, 10/15/2041	319,000	242,229
4.10%, 8/15/2047	135,000	120,567
4.95%, 11/21/2032	125,000	128,953
5.00%, 1/31/2029	235,000	241,303
5.09%, 8/10/2033	500,000	520,265
5.20%, 1/31/2034 (b)	500,000	524,630
5.30%, 2/1/2044	175,000	182,131
5.40%, 8/10/2043	260,000	275,103
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	100,000	96,561
3.55%, 4/1/2025	175,000	171,386
4.45%, 8/15/2045	195,000	172,979
		18,667,610
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	67,955
Adventist Health System 2.95%, 3/1/2029 (b)	250,000	225,877
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	142,000	121,954
3.39%, 10/15/2049	109,000	83,331
4.27%, 8/15/2048	200,000	178,744
Aetna, Inc.:
3.88%, 8/15/2047 (b)	534,000	418,330
4.13%, 11/15/2042	231,000	192,109
4.50%, 5/15/2042	196,000	172,964
6.63%, 6/15/2036	360,000	403,150
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	140,000	92,578
5.02%, 7/1/2045	295,000	287,970
Allina Health System Series 2021, 2.90%, 11/15/2051	170,000	115,148
Ascension Health:
Series B, 2.53%, 11/15/2029 (b)	137,000	122,508
Series B, 3.11%, 11/15/2039	608,000	478,271
3.95%, 11/15/2046	257,000	221,395
Banner Health:
2.34%, 1/1/2030	80,000	69,382
2.91%, 1/1/2042	100,000	73,794
2.91%, 1/1/2051	177,000	121,287
Series 2020, 3.18%, 1/1/2050	150,000	109,874
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	250,000	172,420
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	100,000	64,553
Security Description	Principal Amount	Value
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	$ 405,000	$ 281,835
3.46%, 6/1/2030	330,000	293,971
Centene Corp.:
2.45%, 7/15/2028	150,000	133,979
2.50%, 3/1/2031	577,000	480,768
2.63%, 8/1/2031 (b)	208,000	173,447
3.00%, 10/15/2030	200,000	174,092
3.38%, 2/15/2030	582,000	522,246
4.25%, 12/15/2027	938,000	905,977
4.63%, 12/15/2029	1,331,000	1,278,798
Children's Health System of Texas 2.51%, 8/15/2050	640,000	400,000
Cigna Holding Co. 5.38%, 2/15/2042	115,000	110,305
City of Hope:
Series 2018, 4.38%, 8/15/2048	125,000	105,856
Series 2013, 5.62%, 11/15/2043	135,000	135,116
CommonSpirit Health:
2.78%, 10/1/2030	300,000	259,887
3.35%, 10/1/2029	407,000	371,261
3.91%, 10/1/2050	322,000	253,578
4.35%, 11/1/2042	734,000	637,244
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	785,000	524,718
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	250,000	186,352
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048 (b)	340,000	268,059
Dignity Health:
4.50%, 11/1/2042	380,000	334,951
5.27%, 11/1/2064	139,000	130,247
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	300,000	255,606
Elevance Health, Inc.:
1.50%, 3/15/2026	306,000	285,483
2.25%, 5/15/2030	266,000	230,683
2.38%, 1/15/2025	400,000	388,708
2.55%, 3/15/2031 (b)	416,000	361,317
2.88%, 9/15/2029 (b)	403,000	369,499
3.60%, 3/15/2051	365,000	286,697
3.65%, 12/1/2027	611,000	592,988
4.10%, 3/1/2028	425,700	419,600
4.55%, 3/1/2048	385,000	351,397
4.55%, 5/15/2052	329,000	300,795

See accompanying notes to financial statements.
48

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 5/15/2042	$ 161,000	$ 150,269
4.65%, 8/15/2044	629,000	583,693
4.75%, 2/15/2033	368,000	368,346
5.10%, 1/15/2044	442,000	433,527
5.13%, 2/15/2053 (b)	218,000	218,689
5.35%, 10/15/2025	145,000	146,066
5.50%, 10/15/2032 (b)	359,000	375,758
6.38%, 6/15/2037	277,000	307,467
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	125,000	89,090
4.21%, 7/1/2048 (b)	680,000	600,549
HCA, Inc.:
2.38%, 7/15/2031	216,000	178,638
3.13%, 3/15/2027	365,000	346,078
3.50%, 9/1/2030	960,000	870,778
3.50%, 7/15/2051	327,000	230,316
3.63%, 3/15/2032	703,000	628,841
4.13%, 6/15/2029	574,000	549,261
4.38%, 3/15/2042	270,000	228,631
4.50%, 2/15/2027	500,700	495,518
4.63%, 3/15/2052	321,000	273,954
5.20%, 6/1/2028	595,000	600,896
5.25%, 4/15/2025	550,000	549,934
5.25%, 6/15/2026	280,700	282,129
5.25%, 6/15/2049	978,000	910,127
5.38%, 9/1/2026	199,000	200,017
5.50%, 6/1/2033	488,000	496,276
5.50%, 6/15/2047 (b)	1,211,000	1,165,963
5.63%, 9/1/2028 (b)	480,000	491,232
5.88%, 2/1/2029	350,000	361,116
5.90%, 6/1/2053	375,000	385,061
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	165,000	136,392
Humana, Inc.:
1.35%, 2/3/2027	381,000	343,891
2.15%, 2/3/2032	569,000	468,463
3.13%, 8/15/2029	220,000	204,109
3.70%, 3/23/2029	211,000	203,005
3.95%, 8/15/2049 (b)	50,000	41,248
4.50%, 4/1/2025	400,000	397,048
4.80%, 3/15/2047	190,000	176,711
5.70%, 3/13/2026	210,000	210,166
5.75%, 3/1/2028	245,000	254,739
5.75%, 12/1/2028	150,000	156,840
5.88%, 3/1/2033	250,000	266,342
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	651,000	560,094
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	111,000	85,201
IQVIA, Inc.:
5.70%, 5/15/2028 (e)	250,000	255,097
Security Description	Principal Amount	Value
6.25%, 2/1/2029 (e)	$ 335,000	$ 349,834
Johns Hopkins Health System Corp. 3.84%, 5/15/2046 (b)	105,000	89,106
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	677,000	483,033
4.15%, 5/1/2047	851,000	752,488
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	229,000	211,548
2.70%, 6/1/2031	135,000	116,539
3.60%, 2/1/2025	460,000	452,203
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (b)	345,000	253,885
Series 2020, 3.34%, 7/1/2060 (b)	175,000	125,123
Series 2017, 3.77%, 7/1/2048	289,000	239,838
Mayo Clinic Series 2021, 3.20%, 11/15/2061	405,000	284,419
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150,000	114,177
Memorial Health Services 3.45%, 11/1/2049	300,000	227,325
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	200,000	141,678
Series 2015, 4.20%, 7/1/2055 (b)	555,000	487,629
5.00%, 7/1/2042	150,000	149,261
Methodist Hospital Series 20A, 2.71%, 12/1/2050	399,000	266,408
Montefiore Obligated Group 4.29%, 9/1/2050	410,000	252,732
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	165,000	130,352
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	390,000	300,394
New York & Presbyterian Hospital Series 2019, 3.95%, 8/1/2119 (b)	815,000	601,576
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	150,000	114,113
3.98%, 11/1/2046 (b)	204,000	164,289
4.26%, 11/1/2047	176,000	149,109

See accompanying notes to financial statements.
49

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	$ 250,000	$ 166,948
Novant Health, Inc.:
2.64%, 11/1/2036	145,000	111,769
3.17%, 11/1/2051	169,000	118,427
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	220,000	155,828
4.78%, 7/1/2044	388,000	364,918
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	150,000	101,382
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	200,000	147,382
Orlando Health Obligated Group 4.09%, 10/1/2048	100,000	84,158
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	591,000	516,540
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	415,000	276,502
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	158,000	138,015
Series I, 3.74%, 10/1/2047	325,000	249,665
Series A, 3.93%, 10/1/2048	315,000	243,728
5.40%, 10/1/2033	200,000	203,758
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	309,000	269,828
2.95%, 6/30/2030	200,000	179,016
3.45%, 6/1/2026	305,000	296,570
3.50%, 3/30/2025	271,000	265,249
4.20%, 6/30/2029	150,000	147,164
6.40%, 11/30/2033 (b)	195,000	216,608
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	251,000	207,446
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	155,000	101,987
SSM Health Care Corp. 4.89%, 6/1/2028	215,000	215,793
Stanford Health Care 3.03%, 8/15/2051	105,000	73,585
Summa Health AGM, 3.51%, 11/15/2051 (g)	150,000	107,030
Sutter Health:
Series 20A, 3.16%, 8/15/2040	100,000	77,689
Series 20A, 3.36%, 8/15/2050	330,000	244,771
Security Description	Principal Amount	Value
Series 2018, 4.09%, 8/15/2048	$ 637,000	$ 553,680
Texas Health Resources:
2.33%, 11/15/2050	367,000	222,340
4.33%, 11/15/2055	100,000	90,101
Toledo Hospital AGM, 5.75%, 11/15/2038 (b) (g)	150,000	149,738
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	115,000	83,449
Series 2019, 3.43%, 12/1/2048	145,000	114,193
4.13%, 12/1/2045	300,000	261,399
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (b)	214,000	198,273
1.25%, 1/15/2026	208,000	194,842
2.00%, 5/15/2030	261,700	226,274
2.30%, 5/15/2031	100,000	86,554
2.75%, 5/15/2040	350,000	265,356
2.88%, 8/15/2029	577,000	535,975
2.90%, 5/15/2050	188,000	131,886
2.95%, 10/15/2027	426,000	404,968
3.25%, 5/15/2051	540,000	410,335
3.38%, 4/15/2027	567,000	549,157
3.45%, 1/15/2027	700,400	684,984
3.50%, 8/15/2039	741,600	630,664
3.70%, 8/15/2049	833,000	678,703
3.75%, 7/15/2025	641,000	631,943
3.75%, 10/15/2047	414,000	341,335
3.85%, 6/15/2028	626,000	613,449
3.88%, 12/15/2028	312,000	305,691
3.88%, 8/15/2059	400,000	326,588
4.00%, 5/15/2029	1,000,000	985,140
4.20%, 5/15/2032	400,000	391,148
4.20%, 1/15/2047	193,000	171,612
4.25%, 4/15/2047	287,000	256,308
4.25%, 6/15/2048	250,000	223,607
4.45%, 12/15/2048	400,000	366,812
4.50%, 4/15/2033	750,000	744,285
4.63%, 7/15/2035	601,000	604,702
4.75%, 5/15/2052	408,000	392,357
4.95%, 5/15/2062	100,000	98,306
5.05%, 4/15/2053	550,000	556,358
5.15%, 10/15/2025 (b)	390,000	394,594
5.20%, 4/15/2063	100,000	102,208
5.25%, 2/15/2028	359,000	371,346
5.30%, 2/15/2030 (b)	339,000	354,686
5.35%, 2/15/2033 (b)	775,000	819,710
5.70%, 10/15/2040	258,000	277,752
5.88%, 2/15/2053	645,000	730,424
6.05%, 2/15/2063	985,000	1,138,985
6.63%, 11/15/2037	319,000	374,713
6.88%, 2/15/2038	221,600	267,837

See accompanying notes to financial statements.
50

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Universal Health Services, Inc.:
1.65%, 9/1/2026	$ 106,000	$ 96,426
2.65%, 10/15/2030	330,000	279,385
UPMC Series D-1, 3.60%, 4/3/2025	320,000	312,355
WakeMed Series A, 3.29%, 10/1/2052	278,000	200,374
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	129,000	82,561
Series 2018, 4.81%, 9/1/2048	120,000	107,096
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	69,775
		63,078,174
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
1.30%, 10/15/2026	190,000	173,253
1.40%, 10/15/2027 (b)	236,000	210,144
Lennar Corp.:
4.75%, 11/29/2027	458,000	458,041
5.00%, 6/15/2027	122,000	122,525
5.25%, 6/1/2026	250,000	251,015
MDC Holdings, Inc.:
2.50%, 1/15/2031	195,000	159,941
6.00%, 1/15/2043	400,000	373,244
NVR, Inc. 3.00%, 5/15/2030	190,000	169,301
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	385,000	387,156
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (b)	300,000	280,995
4.35%, 2/15/2028	225,000	219,884
		2,805,499
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	392,000	370,170
4.40%, 3/15/2029	250,000	242,290
Whirlpool Corp.:
4.75%, 2/26/2029 (b)	366,000	364,521
5.50%, 3/1/2033 (b)	307,000	313,364
		1,290,345
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	320,000	313,216
Series MTN, 4.00%, 8/15/2045	220,000	203,139
4.60%, 3/1/2028 (b)	255,000	261,413
4.60%, 3/1/2033	237,000	246,428
Security Description	Principal Amount	Value
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	$ 176,000	$ 147,407
2.38%, 12/1/2029	240,000	213,739
2.60%, 4/15/2030	550,000	487,328
3.13%, 12/1/2049	495,000	360,806
4.15%, 3/15/2047	477,000	412,486
4.65%, 5/15/2033	250,000	251,485
Haleon U.K. Capital PLC 3.13%, 3/24/2025	425,000	415,004
Haleon U.S. Capital LLC:
3.38%, 3/24/2027 (b)	736,000	708,304
3.63%, 3/24/2032	925,000	853,978
4.00%, 3/24/2052	272,000	231,102
Kenvue, Inc. 5.20%, 3/22/2063	509,000	532,633
Procter & Gamble Co.:
1.20%, 10/29/2030 (b)	400,000	331,104
1.90%, 2/1/2027	126,000	117,567
1.95%, 4/23/2031	195,000	168,847
2.45%, 11/3/2026	584,000	557,860
2.80%, 3/25/2027	500,000	478,940
3.00%, 3/25/2030	1,762,000	1,650,148
3.55%, 3/25/2040	100,000	89,373
3.60%, 3/25/2050 (b)	127,000	111,788
3.95%, 1/26/2028 (b)	120,000	119,836
4.05%, 1/26/2033 (b)	625,000	626,225
Unilever Capital Corp.:
1.75%, 8/12/2031 (b)	339,000	281,811
2.00%, 7/28/2026	223,000	210,106
2.90%, 5/5/2027	906,000	864,994
3.50%, 3/22/2028	378,000	366,641
		11,613,708
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	225,000	227,853
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	186,000	157,936
3.15%, 8/1/2027	358,000	342,846
3.95%, 8/1/2047	100,000	83,483
5.00%, 6/15/2052	25,000	25,051
5.60%, 11/15/2032	180,000	193,088
Clorox Co.:
1.80%, 5/15/2030	955,000	797,463
4.60%, 5/1/2032	194,000	193,334
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (b)	122,000	108,885
2.75%, 2/15/2026	221,000	213,619
2.88%, 2/7/2050 (b)	180,000	129,629
3.20%, 4/25/2029	213,000	201,928
3.90%, 5/4/2047	289,000	245,526
3.95%, 11/1/2028	125,000	123,271
6.63%, 8/1/2037	646,000	769,354
		3,813,266

See accompanying notes to financial statements.
51

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	$ 655,000	$ 604,578
4.75%, 1/15/2049	250,000	235,142
Alleghany Corp.:
3.25%, 8/15/2051 (b)	200,000	151,270
3.63%, 5/15/2030	264,000	249,718
Allstate Corp.:
0.75%, 12/15/2025	261,000	240,715
1.45%, 12/15/2030	300,000	242,667
3.28%, 12/15/2026	134,000	129,453
3.85%, 8/10/2049 (b)	300,000	241,998
5.25%, 3/30/2033 (b)	390,000	398,404
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	205,000	203,780
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	275,000	263,882
American Financial Group, Inc. 4.50%, 6/15/2047	157,000	131,880
American International Group, Inc.:
3.40%, 6/30/2030 (b)	343,000	315,577
3.90%, 4/1/2026	900	883
4.38%, 6/30/2050	293,000	262,132
4.50%, 7/16/2044	100,000	90,394
4.75%, 4/1/2048	300,000	284,250
4.80%, 7/10/2045	463,000	436,896
5.13%, 3/27/2033 (b)	885,000	898,213
Aon Corp.:
2.80%, 5/15/2030	702,000	622,667
3.75%, 5/2/2029	240,000	229,651
6.25%, 9/30/2040	200,000	216,102
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	250,000	204,227
2.85%, 5/28/2027	170,000	160,618
3.90%, 2/28/2052	298,000	236,251
5.00%, 9/12/2032	335,000	335,442
Aon Global Ltd.:
3.88%, 12/15/2025	210,000	205,628
4.60%, 6/14/2044	231,000	207,013
Arch Capital Finance LLC:
4.01%, 12/15/2026	341,000	331,230
5.03%, 12/15/2046	115,000	107,608
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	265,000	251,739
Arthur J Gallagher & Co.:
2.40%, 11/9/2031 (b)	165,000	136,283
3.05%, 3/9/2052	175,000	117,460
3.50%, 5/20/2051	630,000	467,057
Assurant, Inc.:
3.70%, 2/22/2030 (b)	239,000	215,286
4.90%, 3/27/2028	175,000	173,196
Security Description	Principal Amount	Value
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	$ 187,000	$ 165,302
6.13%, 9/15/2028	140,000	146,783
Athene Holding Ltd.:
3.95%, 5/25/2051	210,000	157,907
4.13%, 1/12/2028	407,000	389,218
6.65%, 2/1/2033 (b)	383,000	406,574
AXIS Specialty Finance PLC 4.00%, 12/6/2027	139,000	133,163
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	228,000	198,581
2.50%, 1/15/2051	529,000	345,659
2.85%, 10/15/2050	696,000	488,376
2.88%, 3/15/2032	280,000	252,582
3.85%, 3/15/2052	714,000	599,039
4.20%, 8/15/2048	642,000	591,995
4.25%, 1/15/2049	794,000	741,922
4.40%, 5/15/2042	100,000	96,535
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	724,000	703,771
4.50%, 2/11/2043 (b)	545,500	530,968
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	200,000	132,158
5.63%, 5/15/2030 (b)	1,021,000	1,034,406
Brown & Brown, Inc. 2.38%, 3/15/2031	572,000	469,400
Chubb Corp.:
6.00%, 5/11/2037	211,400	233,806
Series 1, 6.50%, 5/15/2038	105,000	121,721
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	435,000	358,501
3.05%, 12/15/2061	282,000	202,501
3.15%, 3/15/2025	330,000	322,836
3.35%, 5/3/2026	818,000	796,094
4.15%, 3/13/2043	105,000	95,256
4.35%, 11/3/2045 (b)	440,000	413,530
Cincinnati Financial Corp. 6.13%, 11/1/2034	242,000	253,725
CNA Financial Corp.:
2.05%, 8/15/2030 (b)	180,000	149,974
3.45%, 8/15/2027	314,000	300,266
3.90%, 5/1/2029	250,000	239,440
CNO Financial Group, Inc. 5.25%, 5/30/2025	140,000	139,133
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,715,000	1,651,579
3.90%, 4/5/2032	275,000	249,120
6.05%, 9/15/2033 (e)	165,000	172,247
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	100,000	84,962
Enstar Group Ltd. 3.10%, 9/1/2031	141,000	115,097

See accompanying notes to financial statements.
52

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Equitable Holdings, Inc.:
4.35%, 4/20/2028	$ 881,000	$ 851,821
5.00%, 4/20/2048	605,000	563,636
5.59%, 1/11/2033 (b)	200,000	205,812
7.00%, 4/1/2028	15,000	15,998
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	522,000	358,008
3.50%, 10/15/2050	145,000	106,959
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	230,000	237,224
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (b)	150,000	131,955
4.85%, 4/17/2028	170,000	167,537
6.00%, 12/7/2033 (e)	750,000	770,145
Fidelity National Financial, Inc.:
3.20%, 9/17/2051	115,000	73,313
3.40%, 6/15/2030	252,000	226,052
First American Financial Corp. 4.00%, 5/15/2030	135,000	121,931
Globe Life, Inc.:
2.15%, 8/15/2030	447,000	374,470
4.55%, 9/15/2028	150,000	148,772
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	141,000	115,870
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	116,000	105,434
2.90%, 9/15/2051	950,000	637,887
4.30%, 4/15/2043	109,000	93,568
4.40%, 3/15/2048	310,000	270,934
Jackson Financial, Inc. 3.13%, 11/23/2031 (b)	542,000	455,139
Kemper Corp.:
2.40%, 9/30/2030	225,000	175,925
3.80%, 2/23/2032 (b)	155,000	130,992
4.35%, 2/15/2025	182,000	178,111
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	197,000	174,087
3.80%, 3/1/2028 (b)	340,000	326,499
7.00%, 6/15/2040	1,020,000	1,147,459
Loews Corp.:
3.20%, 5/15/2030 (b)	129,000	118,177
3.75%, 4/1/2026	207,000	201,777
4.13%, 5/15/2043	338,000	299,448
6.00%, 2/1/2035 (b)	126,000	137,317
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b) (c)	740,000	699,685
4.15%, 3/4/2026	335,000	330,997
5.38%, 3/4/2046	100,000	101,771
Security Description	Principal Amount	Value
Markel Group, Inc. 5.00%, 4/5/2046	$ 567,000	$ 514,757
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	183,000	158,096
3.50%, 3/10/2025	317,000	311,357
3.75%, 3/14/2026	331,000	324,688
4.20%, 3/1/2048	112,000	97,850
4.35%, 1/30/2047	304,000	272,843
4.38%, 3/15/2029	393,000	391,385
4.75%, 3/15/2039	156,000	151,846
4.90%, 3/15/2049	465,000	449,748
5.40%, 9/15/2033	500,000	527,775
5.75%, 11/1/2032 (b)	114,000	122,817
6.25%, 11/1/2052	150,000	173,322
Mercury General Corp. 4.40%, 3/15/2027	635,000	607,733
MetLife, Inc.:
3.00%, 3/1/2025	225,000	220,043
3.60%, 11/13/2025	162,000	159,382
4.05%, 3/1/2045	233,500	203,161
4.55%, 3/23/2030 (b)	635,000	639,274
4.60%, 5/13/2046	164,000	156,220
4.72%, 12/15/2044	313,000	294,226
4.88%, 11/13/2043	177,000	172,671
5.00%, 7/15/2052	689,000	684,942
5.38%, 7/15/2033	400,000	417,272
5.70%, 6/15/2035	305,000	327,976
5.88%, 2/6/2041	207,000	226,216
6.40%, 12/15/2066	400,000	412,540
6.50%, 12/15/2032 (b)	191,000	216,896
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	238,000	232,088
Old Republic International Corp.:
3.85%, 6/11/2051	150,000	110,061
3.88%, 8/26/2026	180,000	173,416
PartnerRe Finance B LLC 3.70%, 7/2/2029	163,000	154,213
Primerica, Inc. 2.80%, 11/19/2031	200,000	169,208
Principal Financial Group, Inc.:
3.10%, 11/15/2026	239,000	227,922
3.70%, 5/15/2029	434,000	409,327
4.30%, 11/15/2046	200,000	169,646
5.38%, 3/15/2033	140,000	143,543
5.50%, 3/15/2053	150,000	151,396
6.05%, 10/15/2036	85,000	91,310
Progressive Corp.:
2.50%, 3/15/2027	224,000	210,264
3.20%, 3/26/2030	709,000	656,236
3.70%, 3/15/2052 (b)	145,000	117,675
4.00%, 3/1/2029	225,000	221,976
4.13%, 4/15/2047 (b)	123,000	108,554
4.20%, 3/15/2048	460,000	410,141

See accompanying notes to financial statements.
53

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 4/25/2044	$ 238,000	$ 212,044
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026	125,000	116,593
Series MTN, 2.10%, 3/10/2030 (b)	391,000	342,450
Series MTN, 3.70%, 3/13/2051	270,000	214,213
3.91%, 12/7/2047	306,000	250,862
3.94%, 12/7/2049	825,000	680,542
Series MTN, 4.35%, 2/25/2050	243,000	215,665
Series MTN, 4.42%, 3/27/2048	517,000	455,493
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b) (c)	211,000	197,127
Series MTN, 4.60%, 5/15/2044	171,000	159,404
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	117,000	109,913
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (b) (c)	170,000	167,975
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (b) (c)	129,000	125,469
Series MTN, 5.70%, 12/14/2036 (b)	250,000	270,505
Series MTN, 6.63%, 12/1/2037	132,000	152,163
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	266,000	277,747
Prudential Funding Asia PLC 3.13%, 4/14/2030	300,000	269,673
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	316,000	283,964
3.90%, 5/15/2029	108,000	102,913
6.00%, 9/15/2033	125,000	131,098
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	325,000	306,715
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	377,000	349,962
5.75%, 6/5/2033	115,000	116,288
Stewart Information Services Corp. 3.60%, 11/15/2031	175,000	136,266
Travelers Cos., Inc.:
4.05%, 3/7/2048	335,000	292,777
4.10%, 3/4/2049	501,000	436,321
4.30%, 8/25/2045	310,000	277,555
5.35%, 11/1/2040	372,000	389,015
Series MTN, 6.25%, 6/15/2037	196,000	222,429
6.75%, 6/20/2036	300,000	353,547
Security Description	Principal Amount	Value
Travelers Property Casualty Corp. 6.38%, 3/15/2033	$ 150,000	$ 171,588
Unum Group:
4.00%, 6/15/2029	137,000	129,955
4.13%, 6/15/2051	360,000	269,240
4.50%, 12/15/2049	200,000	158,350
5.75%, 8/15/2042	126,000	122,792
W R Berkley Corp.:
4.00%, 5/12/2050	395,000	315,755
4.75%, 8/1/2044	235,000	210,327
Willis North America, Inc.:
2.95%, 9/15/2029	148,000	132,701
4.50%, 9/15/2028	434,500	423,546
4.65%, 6/15/2027	177,000	175,398
5.05%, 9/15/2048	100,000	92,915
5.35%, 5/15/2033	225,000	227,425
XL Group Ltd. 5.25%, 12/15/2043	315,000	303,947
		55,480,766
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	100,000	68,462
3.15%, 2/9/2051	250,000	165,875
3.40%, 12/6/2027 (b)	598,000	566,916
4.00%, 12/6/2037	475,000	409,227
4.20%, 12/6/2047	513,000	418,829
4.40%, 12/6/2057	334,000	271,552
4.50%, 11/28/2034	435,000	408,247
Alphabet, Inc.:
0.45%, 8/15/2025 (b)	200,000	187,734
0.80%, 8/15/2027 (b)	369,000	329,882
1.10%, 8/15/2030	628,500	521,290
1.90%, 8/15/2040	415,000	288,267
2.00%, 8/15/2026	660,000	623,284
2.05%, 8/15/2050	986,000	617,088
2.25%, 8/15/2060	370,000	229,811
Amazon.com, Inc.:
0.80%, 6/3/2025	598,000	566,760
1.00%, 5/12/2026	896,000	827,976
1.20%, 6/3/2027	479,000	432,005
1.50%, 6/3/2030	511,000	432,889
1.65%, 5/12/2028	336,000	302,528
2.10%, 5/12/2031	560,000	483,000
2.50%, 6/3/2050	188,000	125,253
2.70%, 6/3/2060	893,000	591,738
2.88%, 5/12/2041	560,000	439,846
3.00%, 4/13/2025	770,000	754,107
3.10%, 5/12/2051	841,000	628,580
3.15%, 8/22/2027	1,026,000	985,996
3.25%, 5/12/2061	600,000	441,576
3.30%, 4/13/2027	1,070,000	1,039,088
3.45%, 4/13/2029 (b)	75,000	72,664
3.60%, 4/13/2032	306,000	291,291
3.88%, 8/22/2037	968,000	898,459

See accompanying notes to financial statements.
54

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 4/13/2052 (b)	$ 315,000	$ 276,126
4.05%, 8/22/2047	1,079,000	973,128
4.10%, 4/13/2062	432,000	381,983
4.25%, 8/22/2057	464,000	427,892
4.55%, 12/1/2027 (b)	500,000	507,350
4.60%, 12/1/2025	500,000	501,800
4.65%, 12/1/2029 (b)	970,000	994,997
4.70%, 12/1/2032 (b)	379,000	389,385
4.80%, 12/5/2034	431,000	446,055
4.95%, 12/5/2044	534,000	551,152
Baidu, Inc.:
1.63%, 2/23/2027	268,000	242,607
2.38%, 10/9/2030 (b)	200,000	168,672
2.38%, 8/23/2031 (b)	163,000	134,640
3.43%, 4/7/2030 (b)	185,000	168,228
3.63%, 7/6/2027	210,000	201,388
4.38%, 3/29/2028 (b)	120,000	117,792
4.88%, 11/14/2028	150,000	150,069
Booking Holdings, Inc.:
3.55%, 3/15/2028	258,000	249,045
3.65%, 3/15/2025	191,000	188,095
4.63%, 4/13/2030	594,000	598,360
eBay, Inc.:
1.40%, 5/10/2026 (b)	127,000	117,658
1.90%, 3/11/2025	356,000	342,365
2.60%, 5/10/2031 (b)	430,000	374,861
2.70%, 3/11/2030	260,000	231,611
3.60%, 6/5/2027	242,000	234,176
3.65%, 5/10/2051 (b)	280,000	214,038
5.90%, 11/22/2025	188,000	191,228
6.30%, 11/22/2032 (b)	115,000	126,702
Expedia Group, Inc.:
3.25%, 2/15/2030 (b)	388,000	355,819
3.80%, 2/15/2028	298,000	286,950
4.63%, 8/1/2027	115,000	114,687
5.00%, 2/15/2026	228,000	228,055
JD.com, Inc. 3.38%, 1/14/2030 (b)	408,000	369,232
Meta Platforms, Inc.:
3.50%, 8/15/2027	675,000	656,991
3.85%, 8/15/2032	750,000	713,242
4.45%, 8/15/2052	600,000	552,114
4.60%, 5/15/2028	550,000	558,492
4.65%, 8/15/2062 (b)	428,000	399,444
4.95%, 5/15/2033 (b)	800,000	825,480
5.60%, 5/15/2053	940,000	1,020,539
5.75%, 5/15/2063	542,000	594,140
Netflix, Inc.:
4.88%, 4/15/2028	590,000	597,204
5.88%, 2/15/2025	414,000	417,242
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	4,588
Tencent Music Entertainment Group 2.00%, 9/3/2030	250,000	202,672
Security Description	Principal Amount	Value
VeriSign, Inc.:
2.70%, 6/15/2031 (b)	$ 421,000	$ 361,239
4.75%, 7/15/2027	364,000	360,571
Weibo Corp. 3.38%, 7/8/2030 (b)	436,000	374,834
		32,915,158
INVESTMENT COMPANY SECURITY — 0.1%
ARES Capital Corp.:
2.15%, 7/15/2026 (b)	283,000	257,878
2.88%, 6/15/2028	100,000	88,607
3.25%, 7/15/2025	622,000	595,882
3.88%, 1/15/2026	439,000	421,993
7.00%, 1/15/2027	515,000	530,187
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	315,000	284,451
2.95%, 3/10/2026 (b)	278,000	258,704
Blackstone Private Credit Fund:
2.63%, 12/15/2026	351,000	318,048
3.25%, 3/15/2027	443,000	406,041
4.00%, 1/15/2029 (b)	324,000	295,407
4.70%, 3/24/2025	150,000	147,392
7.05%, 9/29/2025	446,000	454,131
7.30%, 11/27/2028 (e)	250,000	259,115
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	400,000	366,396
3.63%, 1/15/2026	281,000	268,285
Blue Owl Capital Corp.:
2.63%, 1/15/2027	169,000	152,316
3.40%, 7/15/2026	263,000	244,548
3.75%, 7/22/2025	145,000	138,980
4.00%, 3/30/2025	327,000	317,785
4.25%, 1/15/2026	71,000	68,621
Blue Owl Capital Corp. III 3.13%, 4/13/2027	140,000	124,191
Blue Owl Credit Income Corp.:
4.70%, 2/8/2027	100,000	94,573
7.75%, 9/16/2027	357,000	368,863
7.75%, 1/15/2029 (e)	350,000	360,290
7.95%, 6/13/2028 (e)	199,000	205,824
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	205,000	179,061
FS KKR Capital Corp.:
2.63%, 1/15/2027	200,000	179,388
3.40%, 1/15/2026	348,000	329,406
4.13%, 2/1/2025 (b)	147,000	143,179
7.88%, 1/15/2029 (b)	200,000	212,126
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	168,000	159,607
Golub Capital BDC, Inc. 7.05%, 12/5/2028 (b)	250,000	262,788

See accompanying notes to financial statements.
55

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	$ 129,000	$ 124,402
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	220,000	196,827
Prospect Capital Corp.:
3.44%, 10/15/2028	222,000	186,558
3.71%, 1/22/2026 (b)	176,000	165,102
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	260,000	268,219
		9,435,171
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.55%, 3/11/2026	360,000	354,640
6.55%, 11/29/2027 (b)	450,000	472,401
6.75%, 3/1/2041	140,000	148,135
6.80%, 11/29/2032 (b)	325,000	351,579
Nucor Corp.:
2.00%, 6/1/2025	282,000	270,855
2.70%, 6/1/2030 (b)	80,000	72,455
3.13%, 4/1/2032 (b)	441,000	396,516
3.85%, 4/1/2052	106,000	88,397
3.95%, 5/1/2028	535,000	522,508
4.30%, 5/23/2027	165,000	163,292
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	100,000	93,582
Steel Dynamics, Inc.:
3.25%, 1/15/2031 (b)	160,000	145,195
3.45%, 4/15/2030	379,000	349,942
Vale Overseas Ltd.:
3.75%, 7/8/2030	953,000	874,540
6.88%, 11/21/2036	707,000	768,353
6.88%, 11/10/2039	100,000	108,702
		5,181,092
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028 (b)	425,000	423,925
4.30%, 5/10/2033 (b)	500,000	507,430
4.42%, 5/8/2026 (b)	422,000	422,300
4.85%, 5/10/2053	735,000	749,906
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	252,000	266,180
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	446,000	337,733
3.45%, 12/15/2051	250,000	181,102
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	750,000	767,520
		3,656,096
Security Description	Principal Amount	Value
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
4.40%, 9/15/2032 (b)	$ 330,000	$ 300,650
5.10%, 4/1/2052 (b)	302,000	236,261
Harley-Davidson, Inc. 3.50%, 7/28/2025	227,000	220,430
		757,341
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	250,000	221,532
3.70%, 1/15/2031	230,000	198,209
Hyatt Hotels Corp.:
4.38%, 9/15/2028	191,000	185,476
4.85%, 3/15/2026	321,000	318,410
5.75%, 1/30/2027 (b)	360,000	367,978
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	375,000	309,499
Series HH, 2.85%, 4/15/2031	414,000	359,079
Series R, 3.13%, 6/15/2026	474,000	455,168
Series X, 4.00%, 4/15/2028	148,000	143,297
Series FF, 4.63%, 6/15/2030	334,000	328,399
5.00%, 10/15/2027	268,000	271,353
5.55%, 10/15/2028 (b)	540,000	556,918
Series EE, 5.75%, 5/1/2025	265,000	266,662
Sands China Ltd.:
2.55%, 3/8/2027	450,000	407,974
3.50%, 8/8/2031 (b)	150,000	124,935
4.63%, 6/18/2030 (b)	354,000	322,476
5.38%, 8/8/2025	400,000	394,072
5.65%, 8/8/2028 (b)	650,000	641,088
		5,872,525
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	497,000	464,203
0.90%, 3/2/2026	104,000	96,414
Series MTN, 1.10%, 9/14/2027	1,107,000	989,802
Series MTN, 1.15%, 9/14/2026	135,000	123,965
Series MTN, 1.45%, 5/15/2025	163,000	155,870
Series MTN, 3.60%, 8/12/2027 (b)	210,000	205,170
Series MTN, 3.65%, 8/12/2025	100,000	98,402
Series DMTN, 4.35%, 5/15/2026	600,000	598,776

See accompanying notes to financial statements.
56

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 1/6/2026	$ 333,000	$ 335,274
Series MTN, 4.90%, 1/17/2025	170,000	170,051
5.15%, 8/11/2025	200,000	201,488
Series MTN, 5.40%, 3/10/2025	1,000,000	1,008,080
Caterpillar, Inc.:
2.60%, 9/19/2029	135,000	124,253
3.25%, 9/19/2049	448,000	354,776
3.25%, 4/9/2050	141,000	111,733
3.80%, 8/15/2042	504,000	443,213
4.75%, 5/15/2064	334,000	323,933
Oshkosh Corp. 4.60%, 5/15/2028	200,000	197,180
		6,002,583
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	605,000	567,557
3.95%, 5/23/2025	250,000	245,593
5.50%, 1/12/2029	300,000	309,303
Deere & Co.:
2.75%, 4/15/2025	249,000	242,862
3.75%, 4/15/2050	100,000	87,636
3.90%, 6/9/2042 (b)	185,000	166,539
Dover Corp. 5.38%, 10/15/2035	170,000	177,167
Flowserve Corp.:
2.80%, 1/15/2032	236,000	195,474
3.50%, 10/1/2030 (b)	110,000	97,693
IDEX Corp.:
2.63%, 6/15/2031	100,000	85,271
3.00%, 5/1/2030	165,000	147,040
Ingersoll Rand, Inc. 5.70%, 8/14/2033	268,000	283,555
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	222,000	205,863
Series MTN, 1.05%, 6/17/2026	161,000	148,316
Series MTN, 1.25%, 1/10/2025	148,000	142,753
Series MTN, 1.30%, 10/13/2026	646,000	594,107
1.45%, 1/15/2031	320,000	263,238
Series MTN, 1.50%, 3/6/2028	241,000	215,114
Series MTN, 1.70%, 1/11/2027	121,000	111,737
Series MTN, 1.75%, 3/9/2027	283,000	260,609
Series MTN, 2.05%, 1/9/2025	205,000	199,326
Series MTN, 2.13%, 3/7/2025	309,000	299,461
Series MTN, 2.25%, 9/14/2026	165,000	155,970
Security Description	Principal Amount	Value
Series MTN, 2.35%, 3/8/2027	$ 650,000	$ 611,299
Series MTN, 2.65%, 6/10/2026	245,000	234,551
Series MTN, 2.80%, 9/8/2027 (b)	104,000	98,578
Series MTN, 2.80%, 7/18/2029	260,000	241,090
Series MTN, 3.40%, 6/6/2025	486,000	478,243
Series MTN, 3.45%, 3/13/2025	367,000	361,425
Series MTN, 3.45%, 3/7/2029 (b)	458,000	439,291
Series MTN, 4.05%, 9/8/2025	220,000	218,064
Series MTN, 4.15%, 9/15/2027	310,000	308,013
Series MTN, 4.70%, 6/10/2030	550,000	558,498
Series MTN, 4.75%, 6/8/2026	385,000	387,753
Series MTN, 4.75%, 1/20/2028	280,000	284,617
Series MTN, 4.80%, 1/9/2026	295,000	296,608
Series MTN, 4.85%, 10/11/2029	250,000	257,325
Series MTN, 4.95%, 7/14/2028	420,000	430,462
Series I, 5.15%, 9/8/2033 (b)	300,000	315,900
Otis Worldwide Corp.:
2.06%, 4/5/2025	741,000	712,983
3.11%, 2/15/2040 (b)	268,000	214,810
3.36%, 2/15/2050	150,000	116,325
5.25%, 8/16/2028	265,000	272,831
Rockwell Automation, Inc.:
2.80%, 8/15/2061	135,000	87,693
2.88%, 3/1/2025	266,000	259,964
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	177,000	171,285
3.45%, 11/15/2026	390,000	373,019
4.15%, 3/15/2024	100	100
4.70%, 9/15/2028	600,151	593,615
Xylem, Inc.:
1.95%, 1/30/2028	180,000	162,884
3.25%, 11/1/2026	130,000	125,275
		13,814,685
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	371,000	322,091

See accompanying notes to financial statements.
57

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 2/1/2032	$ 165,000	$ 131,383
2.80%, 4/1/2031	913,000	770,609
3.50%, 6/1/2041	350,000	247,454
3.50%, 3/1/2042	420,000	293,177
3.70%, 4/1/2051	1,363,000	887,695
3.75%, 2/15/2028	398,000	376,034
3.85%, 4/1/2061	652,000	410,010
3.90%, 6/1/2052	307,000	206,663
3.95%, 6/30/2062	640,000	406,765
4.20%, 3/15/2028	245,000	235,430
4.40%, 12/1/2061	378,000	261,398
4.80%, 3/1/2050	888,000	691,157
4.91%, 7/23/2025	1,137,000	1,126,392
5.05%, 3/30/2029	261,000	258,434
5.13%, 7/1/2049	726,000	590,812
5.25%, 4/1/2053 (b)	400,000	335,952
5.38%, 4/1/2038	960,000	867,994
5.75%, 4/1/2048	784,000	697,039
6.38%, 10/23/2035	875,000	888,396
6.48%, 10/23/2045	747,000	733,868
6.65%, 2/1/2034	1,000,000	1,056,520
Comcast Corp.:
1.50%, 2/15/2031	390,000	317,920
1.95%, 1/15/2031	873,000	736,402
2.35%, 1/15/2027 (b)	565,000	530,874
2.65%, 2/1/2030	527,000	474,168
2.65%, 8/15/2062	300,000	184,593
2.80%, 1/15/2051	444,000	295,962
2.89%, 11/1/2051	1,088,000	736,804
2.94%, 11/1/2056	1,780,000	1,173,323
2.99%, 11/1/2063	800,000	516,928
3.15%, 3/1/2026	875,000	849,467
3.15%, 2/15/2028	544,000	518,726
3.20%, 7/15/2036	248,000	208,665
3.25%, 11/1/2039	667,000	541,824
3.30%, 2/1/2027	561,000	541,567
3.30%, 4/1/2027	257,000	247,411
3.38%, 8/15/2025	778,000	760,402
3.40%, 7/15/2046	198,000	153,616
3.45%, 2/1/2050	338,000	259,878
3.55%, 5/1/2028	36,000	34,753
3.75%, 4/1/2040	468,000	402,658
3.90%, 3/1/2038	1,356,000	1,213,213
3.95%, 10/15/2025	546,000	538,962
3.97%, 11/1/2047	660,000	554,789
4.00%, 8/15/2047	345,000	291,366
4.00%, 3/1/2048	723,000	609,120
4.00%, 11/1/2049	479,000	400,846
4.05%, 11/1/2052	522,000	440,740
4.15%, 10/15/2028	1,040,000	1,025,606
4.20%, 8/15/2034	175,000	167,249
4.25%, 10/15/2030	393,000	387,266
4.40%, 8/15/2035	90,000	86,702
4.55%, 1/15/2029	400,000	402,080
4.60%, 10/15/2038 (b)	419,000	405,860
Security Description	Principal Amount	Value
4.60%, 8/15/2045	$ 800,000	$ 750,704
4.65%, 2/15/2033	440,000	444,092
4.65%, 7/15/2042	225,000	211,797
4.80%, 5/15/2033	550,000	556,924
4.95%, 10/15/2058 (b)	295,000	290,425
5.25%, 11/7/2025	287,000	290,237
5.35%, 11/15/2027	260,000	268,793
5.35%, 5/15/2053	465,000	482,279
5.50%, 11/15/2032	505,000	537,810
5.50%, 5/15/2064	500,000	527,050
5.65%, 6/15/2035	123,000	132,149
7.05%, 3/15/2033	286,000	334,120
Discovery Communications LLC:
3.63%, 5/15/2030 (b)	248,000	225,065
3.95%, 6/15/2025	390,000	380,921
3.95%, 3/20/2028	253,000	240,988
4.00%, 9/15/2055	640,000	455,226
4.13%, 5/15/2029	313,000	296,924
4.65%, 5/15/2050	385,420	310,386
4.88%, 4/1/2043	250,000	208,738
4.90%, 3/11/2026	193,000	192,548
5.00%, 9/20/2037	592,000	530,840
5.20%, 9/20/2047 (b)	906,000	781,869
5.30%, 5/15/2049	638,000	551,328
FactSet Research Systems, Inc. 2.90%, 3/1/2027	120,000	112,987
Fox Corp.:
4.71%, 1/25/2029 (b)	375,000	373,174
5.48%, 1/25/2039	888,000	865,995
5.58%, 1/25/2049	628,000	603,640
6.50%, 10/13/2033	350,000	378,977
Grupo Televisa SAB:
6.13%, 1/31/2046 (b)	185,000	184,695
6.63%, 1/15/2040 (b)	506,000	531,219
8.50%, 3/11/2032	100,000	117,058
NBCUniversal Media LLC 4.45%, 1/15/2043	150,000	137,325
Paramount Global:
4.20%, 6/1/2029 (b)	150,000	140,337
4.20%, 5/19/2032 (b)	594,000	531,113
4.38%, 3/15/2043	431,000	320,065
4.60%, 1/15/2045	751,000	572,179
4.85%, 7/1/2042	231,000	185,119
4.90%, 8/15/2044	211,000	167,633
4.95%, 1/15/2031 (b)	429,000	407,331
5.25%, 4/1/2044	364,000	297,872
5.85%, 9/1/2043	416,000	375,249
5.90%, 10/15/2040	169,000	153,234
6.88%, 4/30/2036	270,000	274,126
TCI Communications, Inc.:
7.13%, 2/15/2028	219,000	239,608
7.88%, 2/15/2026	195,000	207,074

See accompanying notes to financial statements.
58

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Thomson Reuters Corp.:
5.50%, 8/15/2035	$ 150,000	$ 154,679
5.85%, 4/15/2040	115,000	119,546
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	224,000	260,418
Time Warner Cable LLC:
4.50%, 9/15/2042	455,000	359,450
5.50%, 9/1/2041	368,500	323,440
5.88%, 11/15/2040	600,000	545,790
6.55%, 5/1/2037	556,000	548,188
6.75%, 6/15/2039	273,000	271,766
7.30%, 7/1/2038	374,000	387,670
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	248,000	232,098
Series MTN, 2.95%, 6/15/2027 (b)	373,000	357,953
3.00%, 2/13/2026	437,000	422,666
Series GMTN, 3.15%, 9/17/2025	444,000	432,456
Series MTN, 3.70%, 12/1/2042	200,000	169,328
Series GMTN, 4.13%, 6/1/2044	367,000	327,757
4.38%, 8/16/2041	319,000	293,228
Walt Disney Co.:
1.75%, 1/13/2026	365,000	345,410
2.00%, 9/1/2029	630,000	559,635
2.20%, 1/13/2028 (b)	507,538	470,000
2.65%, 1/13/2031	1,189,000	1,058,472
2.75%, 9/1/2049	847,000	582,058
3.38%, 11/15/2026	399,000	387,397
3.60%, 1/13/2051	1,088,000	875,416
3.70%, 10/15/2025	380,000	373,445
3.70%, 3/23/2027	265,000	261,022
3.80%, 5/13/2060	400,000	325,816
4.63%, 3/23/2040	155,000	151,106
4.75%, 11/15/2046	307,000	294,438
4.95%, 10/15/2045	197,000	193,545
5.40%, 10/1/2043	283,000	296,683
6.40%, 12/15/2035 (b)	514,000	588,957
6.55%, 3/15/2033	158,000	182,793
6.65%, 11/15/2037	294,000	345,515
7.75%, 12/1/2045	150,000	200,276
		56,680,653
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
3.25%, 6/15/2025	380,000	372,195
4.38%, 6/15/2045	130,000	118,024
		490,219
MINING — 0.2%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028 (b)	570,000	513,342
Security Description	Principal Amount	Value
3.75%, 10/1/2030	$ 200,000	$ 173,818
Barrick North America Finance LLC:
5.70%, 5/30/2041	628,000	661,121
5.75%, 5/1/2043	185,000	197,974
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	235,000	252,005
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	325,000	294,973
4.75%, 2/28/2028	500,000	505,135
5.00%, 9/30/2043	827,000	835,642
5.10%, 9/8/2028	500,000	513,875
5.25%, 9/8/2026	386,000	394,747
5.25%, 9/8/2033	750,000	778,627
5.50%, 9/8/2053	190,000	207,645
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	344,000	323,123
4.38%, 8/1/2028	100,000	96,205
4.63%, 8/1/2030	279,000	272,750
5.00%, 9/1/2027	50,000	49,503
5.40%, 11/14/2034	175,000	176,229
5.45%, 3/15/2043	622,000	603,141
Kinross Gold Corp. 4.50%, 7/15/2027 (b)	125,000	122,223
Newmont Corp.:
2.25%, 10/1/2030	615,000	531,501
2.60%, 7/15/2032 (b)	250,000	213,772
4.88%, 3/15/2042	607,000	591,479
6.25%, 10/1/2039 (b)	246,000	273,045
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	205,000	224,489
7.25%, 3/15/2031	275,000	314,185
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	416,000	284,685
Rio Tinto Finance USA PLC:
5.00%, 3/9/2033	252,000	261,435
5.13%, 3/9/2053	1,000,000	1,039,760
Southern Copper Corp.:
5.25%, 11/8/2042 (b)	415,000	400,707
6.75%, 4/16/2040	414,000	463,047
7.50%, 7/27/2035	380,000	439,983
Yamana Gold, Inc. 2.63%, 8/15/2031	245,000	206,981
		12,217,147
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.00%, 2/14/2025	276,333	266,189
2.38%, 8/26/2029 (b)	254,000	224,899
2.65%, 4/15/2025	470,000	455,576
2.88%, 10/15/2027 (b)	379,000	356,601
Series MTN, 3.00%, 8/7/2025 (b)	153,000	148,364
3.05%, 4/15/2030	167,000	150,741
3.25%, 8/26/2049 (b)	641,000	466,308

See accompanying notes to financial statements.
59

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.38%, 3/1/2029 (b)	$ 423,000	$ 395,716
Series MTN, 3.63%, 9/14/2028 (b)	100,000	95,318
Series MTN, 3.63%, 10/15/2047	393,000	300,515
Series MTN, 4.00%, 9/14/2048 (b)	530,000	453,966
Carlisle Cos., Inc.:
2.75%, 3/1/2030 (b)	200,000	177,462
3.75%, 12/1/2027	424,000	406,506
Eaton Corp.:
3.10%, 9/15/2027 (b)	196,000	187,645
4.00%, 11/2/2032 (b)	157,000	152,058
4.15%, 3/15/2033	440,000	430,597
4.15%, 11/2/2042	252,000	231,805
4.35%, 5/18/2028	130,000	130,338
4.70%, 8/23/2052	538,000	530,054
GE Capital Funding LLC 4.55%, 5/15/2032	675,000	662,155
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	245,000	237,714
4.42%, 11/15/2035	645,000	626,256
General Electric Co.:
Series MTN, 5.88%, 1/14/2038	131,000	144,207
Series MTN, 6.75%, 3/15/2032	175,000	199,425
Illinois Tool Works, Inc. 2.65%, 11/15/2026	585,000	558,622
Parker-Hannifin Corp.:
3.25%, 3/1/2027	264,000	253,369
3.25%, 6/14/2029	309,000	290,852
4.00%, 6/14/2049 (b)	367,000	319,984
Series MTN, 4.20%, 11/21/2034	773,000	741,585
Series MTN, 4.45%, 11/21/2044 (b)	224,000	203,943
Series MTN, 6.25%, 5/15/2038	400,000	444,508
Pentair Finance SARL 5.90%, 7/15/2032	117,000	121,501
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	194,000	175,712
2.75%, 4/1/2031	340,000	295,909
Textron, Inc.:
2.45%, 3/15/2031	350,000	298,070
3.90%, 9/17/2029	545,000	518,502
4.00%, 3/15/2026	100,000	98,054
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028 (b)	438,000	427,738
4.30%, 2/21/2048	120,000	108,140
		12,286,904
Security Description	Principal Amount	Value
MULTI-NATIONAL — 0.2%
African Development Bank:
Series GMTN, 4.38%, 11/3/2027	$ 570,000	$ 576,270
4.63%, 1/4/2027	400,000	405,772
Asian Development Bank:
Series GMTN, 2.88%, 5/6/2025	280,000	273,678
Series GMTN, 3.75%, 4/25/2028	1,556,000	1,539,024
Series GMTN, 4.50%, 8/25/2028	2,198,000	2,243,081
Series GMTN, 4.63%, 6/13/2025	540,000	540,599
Corp. Andina de Fomento:
4.75%, 4/1/2026	136,000	135,052
5.25%, 11/21/2025	510,000	510,734
6.00%, 4/26/2027	360,000	372,456
European Investment Bank:
3.63%, 7/15/2030	755,000	738,994
4.50%, 10/16/2028 (b)	1,500,000	1,533,555
Inter-American Development Bank:
4.38%, 2/1/2027	1,250,000	1,260,025
Series GMTN, 4.50%, 9/13/2033	500,000	517,215
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	3,250,000	3,183,245
4.00%, 7/25/2030	1,290,000	1,288,465
International Finance Corp.:
Series GMTN, 4.38%, 1/15/2027	300,000	302,451
Series GMTN, 4.50%, 7/13/2028	329,000	336,027
Nordic Investment Bank:
0.38%, 9/11/2025	220,000	205,528
2.63%, 4/4/2025	395,000	385,161
3.38%, 9/8/2027 (b)	279,000	272,617
		16,619,949
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	369,000	337,502
3.57%, 12/1/2031	423,000	375,836
4.13%, 5/1/2025	506,000	496,153
		1,209,491
OIL & GAS — 0.9%
Apache Corp.:
4.75%, 4/15/2043	336,000	265,638
5.10%, 9/1/2040	400,000	342,800
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	348,000	294,923

See accompanying notes to financial statements.
60

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.72%, 1/12/2032	$ 575,000	$ 501,630
2.77%, 11/10/2050	245,000	164,155
2.94%, 6/4/2051	693,000	480,450
3.00%, 2/24/2050	762,000	539,991
3.00%, 3/17/2052	256,000	179,973
3.02%, 1/16/2027	169,000	161,875
3.12%, 5/4/2026	367,000	355,131
3.38%, 2/8/2061 (b)	591,000	428,120
3.41%, 2/11/2026	853,000	833,253
3.59%, 4/14/2027	157,000	152,350
3.63%, 4/6/2030 (b)	700,000	670,740
3.80%, 9/21/2025	374,000	368,958
4.23%, 11/6/2028 (b)	734,000	730,014
4.81%, 2/13/2033	295,000	297,699
4.89%, 9/11/2033 (b)	560,000	570,046
BP Capital Markets PLC 3.28%, 9/19/2027	709,000	682,044
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	333,000	317,369
2.95%, 7/15/2030 (b)	785,000	691,318
3.85%, 6/1/2027	459,000	445,804
6.25%, 3/15/2038	461,000	483,243
6.45%, 6/30/2033	106,000	113,763
6.50%, 2/15/2037	220,000	233,552
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	215,000	158,513
5.40%, 6/15/2047	333,000	314,908
Chevron Corp.:
1.55%, 5/11/2025	610,000	584,959
2.00%, 5/11/2027 (b)	178,000	165,316
2.24%, 5/11/2030	838,000	742,351
2.95%, 5/16/2026	576,000	557,107
3.08%, 5/11/2050	120,000	90,791
3.33%, 11/17/2025	150,000	147,035
Chevron USA, Inc.:
0.69%, 8/12/2025	290,000	272,699
1.02%, 8/12/2027	464,000	413,099
3.25%, 10/15/2029	618,000	587,193
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029	212,000	194,277
4.25%, 5/9/2043 (b)	481,000	431,842
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	155,000	150,982
CNOOC Finance 2015 Australia Pty. Ltd. 4.20%, 5/5/2045	100,000	88,735
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025 (b)	25,000	24,535
4.38%, 5/2/2028	354,000	352,534
CNOOC Petroleum North America ULC:
5.88%, 3/10/2035	200,000	211,138
6.40%, 5/15/2037	647,000	717,122
7.50%, 7/30/2039	250,000	306,367
Security Description	Principal Amount	Value
7.88%, 3/15/2032	$ 262,000	$ 315,338
ConocoPhillips Co.:
2.40%, 3/7/2025	21,000	20,405
3.80%, 3/15/2052	615,000	497,646
4.03%, 3/15/2062	769,000	625,589
4.30%, 11/15/2044	795,000	712,384
5.05%, 9/15/2033	488,000	502,113
5.30%, 5/15/2053	750,000	772,042
5.70%, 9/15/2063	250,000	270,475
5.90%, 10/15/2032	515,000	565,475
5.90%, 5/15/2038	136,000	146,393
6.50%, 2/1/2039	360,000	416,959
Continental Resources, Inc. 4.90%, 6/1/2044	235,000	189,741
Coterra Energy, Inc.:
3.90%, 5/15/2027	349,000	337,417
4.38%, 3/15/2029	42,000	40,820
Devon Energy Corp.:
4.75%, 5/15/2042 (b)	611,000	534,051
5.00%, 6/15/2045 (b)	645,000	571,715
5.60%, 7/15/2041 (b)	628,000	607,408
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	230,448
3.50%, 12/1/2029	547,000	508,272
4.25%, 3/15/2052	200,000	161,416
6.25%, 3/15/2033 (b)	500,000	535,290
EOG Resources, Inc.:
3.15%, 4/1/2025	50,000	49,004
3.90%, 4/1/2035	530,000	487,823
4.15%, 1/15/2026	200,000	198,146
4.38%, 4/15/2030	218,000	217,368
4.95%, 4/15/2050 (b)	175,000	172,462
EQT Corp.:
3.90%, 10/1/2027	232,000	222,112
5.70%, 4/1/2028	165,000	167,699
6.13%, 2/1/2025	323,000	324,092
7.00%, 2/1/2030	386,000	414,182
Equinor ASA:
2.38%, 5/22/2030 (b)	356,000	318,143
2.88%, 4/6/2025	371,000	362,289
3.00%, 4/6/2027	246,000	235,483
3.13%, 4/6/2030 (b)	381,000	358,342
3.25%, 11/18/2049	737,000	558,506
3.70%, 4/6/2050	324,000	267,537
3.95%, 5/15/2043	247,000	218,069
4.25%, 11/23/2041	125,000	115,456
4.80%, 11/8/2043	1,106,000	1,087,917
Exxon Mobil Corp.:
2.28%, 8/16/2026 (b)	472,000	449,306
2.44%, 8/16/2029	478,000	434,899
2.61%, 10/15/2030	1,207,000	1,078,177
2.71%, 3/6/2025	595,000	581,452
2.99%, 3/19/2025	691,000	676,987
3.04%, 3/1/2026	419,000	406,954
3.29%, 3/19/2027	175,000	169,834

See accompanying notes to financial statements.
61

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 4/15/2051	$ 971,000	$ 764,226
3.48%, 3/19/2030	548,000	521,164
4.11%, 3/1/2046	886,000	790,215
4.23%, 3/19/2040	1,032,000	958,449
4.33%, 3/19/2050 (b)	961,000	877,172
Hess Corp.:
5.60%, 2/15/2041	491,000	515,751
5.80%, 4/1/2047 (b)	177,000	190,939
7.13%, 3/15/2033	93,000	107,617
7.30%, 8/15/2031 (b)	407,000	470,195
7.88%, 10/1/2029 (b)	146,000	167,554
HF Sinclair Corp.:
4.50%, 10/1/2030	130,000	121,493
5.88%, 4/1/2026	205,000	207,128
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	190,000	185,468
5.20%, 6/1/2045 (b)	275,000	243,939
6.60%, 10/1/2037 (b)	179,000	189,482
6.80%, 3/15/2032 (b)	265,000	286,955
Marathon Petroleum Corp.:
4.70%, 5/1/2025	694,000	689,281
4.75%, 9/15/2044	181,000	162,095
5.00%, 9/15/2054	210,000	184,684
5.13%, 12/15/2026	235,000	237,695
6.50%, 3/1/2041	298,000	320,904
Occidental Petroleum Corp.:
4.20%, 3/15/2048	125,000	98,240
4.40%, 4/15/2046	393,000	321,875
5.55%, 3/15/2026 (b)	797,000	803,535
6.45%, 9/15/2036	1,200,000	1,272,816
6.60%, 3/15/2046	192,000	207,510
6.63%, 9/1/2030 (b)	1,101,000	1,172,026
Ovintiv, Inc.:
5.38%, 1/1/2026	200,000	200,084
6.25%, 7/15/2033 (b)	340,000	351,795
6.50%, 2/1/2038	460,000	474,872
6.63%, 8/15/2037	505,000	522,993
7.20%, 11/1/2031	137,000	148,874
Patterson-UTI Energy, Inc.:
5.15%, 11/15/2029	200,000	191,184
7.15%, 10/1/2033 (b)	185,000	196,126
Phillips 66 Co.:
1.30%, 2/15/2026	250,000	232,102
2.15%, 12/15/2030	561,500	473,558
3.15%, 12/15/2029	228,000	209,828
3.30%, 3/15/2052	560,000	401,722
3.75%, 3/1/2028	677,000	650,949
3.85%, 4/9/2025	574,000	564,856
4.88%, 11/15/2044	382,000	366,136
4.90%, 10/1/2046	200,000	187,228
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	177,000	164,433
1.90%, 8/15/2030 (b)	616,000	523,526
2.15%, 1/15/2031	930,000	791,728
Security Description	Principal Amount	Value
Shell International Finance BV:
2.38%, 11/7/2029	$ 649,000	$ 584,106
2.50%, 9/12/2026	458,000	436,030
2.75%, 4/6/2030 (b)	690,000	631,033
2.88%, 5/10/2026	758,000	730,159
2.88%, 11/26/2041	400,000	302,996
3.00%, 11/26/2051	725,000	518,904
3.13%, 11/7/2049	255,000	187,634
3.25%, 5/11/2025	686,000	672,966
3.25%, 4/6/2050	982,000	739,839
3.75%, 9/12/2046	477,000	396,654
3.88%, 11/13/2028	681,000	670,744
4.00%, 5/10/2046	159,000	138,028
4.13%, 5/11/2035	446,000	426,287
4.38%, 5/11/2045	194,000	178,034
4.55%, 8/12/2043	302,000	285,692
6.38%, 12/15/2038	931,000	1,071,283
Suncor Energy, Inc.:
3.75%, 3/4/2051	156,000	117,175
4.00%, 11/15/2047	200,000	158,470
6.50%, 6/15/2038	500,000	534,960
6.80%, 5/15/2038	506,000	553,777
7.15%, 2/1/2032	171,000	191,301
TotalEnergies Capital International SA:
2.43%, 1/10/2025	360,000	351,130
2.83%, 1/10/2030	629,700	579,160
2.99%, 6/29/2041	468,000	364,684
3.13%, 5/29/2050 (b)	767,000	564,328
3.39%, 6/29/2060 (b)	122,000	90,845
3.46%, 7/12/2049 (b)	132,000	104,326
TotalEnergies Capital SA 3.88%, 10/11/2028	412,000	404,427
Valero Energy Corp.:
2.15%, 9/15/2027 (b)	265,000	242,022
2.80%, 12/1/2031	200,000	170,314
3.65%, 12/1/2051	100,000	73,046
4.00%, 6/1/2052	122,000	94,472
6.63%, 6/15/2037	992,000	1,087,867
		67,323,073
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	325,000	304,011
3.14%, 11/7/2029	175,000	162,717
3.34%, 12/15/2027	171,000	163,626
4.08%, 12/15/2047 (b)	278,500	236,101
4.49%, 5/1/2030	645,000	646,032
Halliburton Co.:
2.92%, 3/1/2030 (b)	254,000	228,557
4.50%, 11/15/2041	145,000	131,260
4.75%, 8/1/2043	100,000	93,896
4.85%, 11/15/2035	812,000	799,333

See accompanying notes to financial statements.
62

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/15/2045 (b)	$ 840,000	$ 814,388
6.70%, 9/15/2038 (b)	265,000	309,811
NOV, Inc. 3.95%, 12/1/2042	135,000	103,995
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	153,000	144,893
Schlumberger Investment SA:
2.65%, 6/26/2030 (b)	248,000	222,816
4.50%, 5/15/2028 (b)	500,000	505,120
		4,866,556
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (b)	350,000	364,042
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	394,000	341,488
4.00%, 5/17/2025	100,000	98,287
Berry Global, Inc.:
1.57%, 1/15/2026	470,000	437,062
5.50%, 4/15/2028 (e)	250,000	253,100
Packaging Corp. of America:
3.00%, 12/15/2029	680,000	615,788
3.05%, 10/1/2051	105,000	73,425
3.40%, 12/15/2027	200,000	190,660
Sonoco Products Co.:
1.80%, 2/1/2025	311,000	299,250
2.25%, 2/1/2027	375,000	344,993
3.13%, 5/1/2030	150,000	135,501
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	390,000	336,418
3.75%, 3/15/2025	100,000	98,112
3.90%, 6/1/2028	319,000	304,661
4.00%, 3/15/2028	423,000	408,521
4.65%, 3/15/2026	386,000	383,456
4.90%, 3/15/2029 (b)	222,500	223,706
		4,908,470
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.95%, 11/21/2026	1,375,000	1,318,680
3.20%, 5/14/2026	637,000	618,081
3.20%, 11/21/2029	1,155,000	1,079,163
3.60%, 5/14/2025	1,131,000	1,111,049
3.80%, 3/15/2025	853,000	842,227
4.05%, 11/21/2039	950,000	859,161
4.25%, 11/14/2028 (b)	797,000	793,350
4.25%, 11/21/2049	1,309,000	1,168,256
4.30%, 5/14/2036	262,000	251,213
4.40%, 11/6/2042	251,000	233,096
4.45%, 5/14/2046	460,000	422,993
4.50%, 5/14/2035	939,000	918,380
4.55%, 3/15/2035	1,021,000	1,002,203
4.63%, 10/1/2042	225,000	213,417
4.70%, 5/14/2045	516,000	492,507
Security Description	Principal Amount	Value
4.75%, 3/15/2045	$ 302,000	$ 290,418
4.85%, 6/15/2044	419,000	408,190
4.88%, 11/14/2048	511,000	499,707
AstraZeneca Finance LLC:
1.20%, 5/28/2026	475,000	439,670
1.75%, 5/28/2028	431,500	386,508
2.25%, 5/28/2031	360,000	310,604
4.88%, 3/3/2033	1,150,000	1,189,238
AstraZeneca PLC:
0.70%, 4/8/2026	209,000	192,464
1.38%, 8/6/2030	325,000	270,195
2.13%, 8/6/2050	100,000	64,006
3.00%, 5/28/2051	374,000	279,524
3.13%, 6/12/2027	189,000	181,688
3.38%, 11/16/2025	363,000	355,192
4.00%, 9/18/2042	402,000	365,153
4.38%, 11/16/2045	290,000	272,890
4.38%, 8/17/2048	205,000	192,813
6.45%, 9/15/2037	572,000	668,760
Becton Dickinson & Co.:
1.96%, 2/11/2031	574,000	478,492
2.82%, 5/20/2030	125,000	111,740
3.70%, 6/6/2027	570,000	552,410
4.67%, 6/6/2047	679,000	633,310
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	493,500	439,032
1.45%, 11/13/2030	482,000	396,064
2.35%, 11/13/2040	275,000	191,964
2.55%, 11/13/2050	482,000	305,477
2.95%, 3/15/2032 (b)	545,000	484,456
3.20%, 6/15/2026	465,000	451,320
3.25%, 2/27/2027	328,000	318,104
3.40%, 7/26/2029	590,000	559,456
3.45%, 11/15/2027 (b)	207,800	201,655
3.70%, 3/15/2052	622,000	488,768
3.90%, 2/20/2028	646,000	634,753
3.90%, 3/15/2062	332,000	258,854
4.13%, 6/15/2039	742,000	669,202
4.25%, 10/26/2049	897,000	778,345
4.35%, 11/15/2047	793,000	698,371
4.55%, 2/20/2048	305,000	277,617
5.75%, 2/1/2031	500,000	535,135
5.90%, 11/15/2033	335,000	365,130
6.25%, 11/15/2053	300,000	343,677
6.40%, 11/15/2063	365,000	424,046
Cardinal Health, Inc.:
4.37%, 6/15/2047	494,000	423,407
4.50%, 11/15/2044	530,000	461,715
Cencora, Inc.:
2.70%, 3/15/2031	261,000	228,871
2.80%, 5/15/2030 (b)	150,000	134,601
3.25%, 3/1/2025	352,000	344,516
4.30%, 12/15/2047	520,000	466,128
Cigna Group:
1.25%, 3/15/2026	206,000	190,962

See accompanying notes to financial statements.
63

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 3/15/2031	$ 555,000	$ 473,643
2.40%, 3/15/2030	573,000	502,022
3.25%, 4/15/2025	647,000	631,485
3.40%, 3/1/2027	347,000	334,446
3.40%, 3/15/2050	213,000	157,503
3.40%, 3/15/2051 (b)	385,000	284,992
3.88%, 10/15/2047	722,000	587,607
4.13%, 11/15/2025	671,000	662,653
4.38%, 10/15/2028	906,000	898,861
4.50%, 2/25/2026	415,000	412,041
4.80%, 8/15/2038	624,000	604,463
4.80%, 7/15/2046	320,000	301,050
5.40%, 3/15/2033 (b)	1,005,000	1,045,361
CVS Health Corp.:
1.30%, 8/21/2027	593,000	526,993
1.75%, 8/21/2030	357,000	295,107
1.88%, 2/28/2031	783,000	644,292
2.13%, 9/15/2031	277,000	229,193
2.70%, 8/21/2040	300,000	214,392
2.88%, 6/1/2026	769,000	734,841
3.00%, 8/15/2026	348,000	332,820
3.25%, 8/15/2029	308,000	286,797
3.88%, 7/20/2025	759,000	745,459
4.10%, 3/25/2025	373,000	369,430
4.25%, 4/1/2050	418,000	349,544
4.30%, 3/25/2028	1,085,435	1,066,939
4.78%, 3/25/2038	1,263,000	1,193,927
4.88%, 7/20/2035	550,000	540,694
5.00%, 2/20/2026	370,000	371,650
5.00%, 1/30/2029	180,000	183,100
5.05%, 3/25/2048	2,523,000	2,367,432
5.13%, 7/20/2045	1,051,000	996,085
5.25%, 2/21/2033	550,000	562,287
5.30%, 6/1/2033 (b)	254,000	260,721
5.30%, 12/5/2043	360,000	348,782
5.63%, 2/21/2053	600,000	608,964
5.88%, 6/1/2053	896,000	944,035
6.00%, 6/1/2063	485,000	516,559
Eli Lilly & Co.:
2.25%, 5/15/2050	255,000	165,255
2.50%, 9/15/2060	468,000	294,976
3.10%, 5/15/2027	250,000	241,128
3.38%, 3/15/2029	600,000	577,152
3.95%, 3/15/2049	295,000	262,597
4.70%, 2/27/2033	604,000	619,861
4.88%, 2/27/2053	444,000	460,681
4.95%, 2/27/2063	485,000	503,619
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	196,000	188,848
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	268,707	264,246
3.88%, 5/15/2028	650,000	641,751
6.38%, 5/15/2038	1,157,000	1,345,417
Johnson & Johnson:
0.55%, 9/1/2025	395,000	370,245
Security Description	Principal Amount	Value
0.95%, 9/1/2027 (b)	$ 413,000	$ 368,726
1.30%, 9/1/2030	359,000	301,406
2.10%, 9/1/2040	390,000	277,930
2.25%, 9/1/2050 (b)	331,000	218,741
2.45%, 9/1/2060	525,000	337,465
2.63%, 1/15/2025	304,301	297,795
2.90%, 1/15/2028 (b)	261,000	249,787
2.95%, 3/3/2027	467,500	451,324
3.40%, 1/15/2038	782,000	692,883
3.63%, 3/3/2037	641,000	591,342
3.70%, 3/1/2046	452,000	395,265
3.75%, 3/3/2047	270,000	238,081
4.38%, 12/5/2033	566,000	582,035
4.85%, 5/15/2041	100,000	103,928
5.85%, 7/15/2038	270,000	309,034
5.95%, 8/15/2037	426,000	491,395
6.95%, 9/1/2029	250,000	288,580
McKesson Corp.:
1.30%, 8/15/2026	125,000	115,034
4.90%, 7/15/2028	550,000	559,674
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	355,000	377,489
Merck & Co., Inc.:
0.75%, 2/24/2026	197,000	182,654
1.45%, 6/24/2030	275,000	230,060
1.70%, 6/10/2027	780,000	715,798
1.90%, 12/10/2028	210,000	189,103
2.15%, 12/10/2031	337,000	287,970
2.35%, 6/24/2040	385,000	279,783
2.45%, 6/24/2050	304,000	200,737
2.75%, 2/10/2025	350,000	342,251
2.75%, 12/10/2051	1,280,000	881,754
3.40%, 3/7/2029	686,000	658,738
3.70%, 2/10/2045	1,086,000	923,936
4.00%, 3/7/2049	399,000	352,513
4.05%, 5/17/2028	200,000	199,386
4.15%, 5/18/2043 (b)	331,000	304,550
4.50%, 5/17/2033	295,000	297,103
4.90%, 5/17/2044	215,000	217,612
5.00%, 5/17/2053	1,060,000	1,091,365
5.15%, 5/17/2063	325,000	339,931
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	200,000	214,530
Mylan, Inc.:
4.55%, 4/15/2028	275,000	267,240
5.20%, 4/15/2048	816,000	676,366
Novartis Capital Corp.:
1.75%, 2/14/2025 (b)	746,791	722,946
2.00%, 2/14/2027 (b)	964,000	902,979
2.20%, 8/14/2030	301,000	265,073
2.75%, 8/14/2050	267,000	192,937
3.00%, 11/20/2025	720,000	700,625
4.40%, 5/6/2044	496,000	475,897

See accompanying notes to financial statements.
64

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	$ 474,000	$ 472,701
4.45%, 5/19/2028	2,200,000	2,200,374
4.65%, 5/19/2025	385,000	384,122
4.65%, 5/19/2030	750,000	755,235
4.75%, 5/19/2033	950,000	951,719
5.11%, 5/19/2043	594,000	592,669
5.30%, 5/19/2053	2,855,000	2,919,866
5.34%, 5/19/2063	1,400,000	1,415,610
Pfizer, Inc.:
0.80%, 5/28/2025	262,300	248,298
1.70%, 5/28/2030 (b)	880,000	749,663
1.75%, 8/18/2031	242,500	201,413
2.55%, 5/28/2040	100,000	73,331
2.75%, 6/3/2026	636,000	610,070
3.00%, 12/15/2026 (b)	393,000	378,864
3.45%, 3/15/2029 (b)	576,000	554,671
3.90%, 3/15/2039	530,000	469,861
4.00%, 3/15/2049 (b)	177,000	154,949
4.10%, 9/15/2038	388,000	356,929
4.20%, 9/15/2048	331,000	299,399
4.30%, 6/15/2043	160,000	147,024
4.40%, 5/15/2044	181,000	171,168
5.60%, 9/15/2040	200,000	211,618
7.20%, 3/15/2039	679,000	842,204
Pharmacia LLC 6.60%, 12/1/2028	300,000	327,564
Sanofi SA 3.63%, 6/19/2028	341,000	334,091
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	407,000	391,640
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	902,000	773,321
3.03%, 7/9/2040	446,000	343,358
3.18%, 7/9/2050	412,000	294,860
3.38%, 7/9/2060 (b)	170,000	119,352
5.00%, 11/26/2028	991,000	1,005,944
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	200,000	193,620
5.25%, 6/15/2046	731,000	609,617
Viatris, Inc.:
2.30%, 6/22/2027	187,000	169,837
2.70%, 6/22/2030	255,000	216,041
3.85%, 6/22/2040	414,000	308,612
4.00%, 6/22/2050	702,000	494,054
Wyeth LLC:
5.95%, 4/1/2037	427,000	468,385
6.00%, 2/15/2036	284,000	313,729
6.50%, 2/1/2034	234,000	264,352
Zoetis, Inc.:
2.00%, 5/15/2030	276,000	237,849
3.90%, 8/20/2028	128,000	125,317
3.95%, 9/12/2047	636,000	540,842
Security Description	Principal Amount	Value
4.45%, 8/20/2048	$ 123,000	$ 112,067
4.50%, 11/13/2025	100,000	99,446
4.70%, 2/1/2043	644,000	615,516
5.40%, 11/14/2025	260,000	262,174
5.60%, 11/16/2032	185,000	198,353
		101,403,770
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,763
Boardwalk Pipelines LP:
3.60%, 9/1/2032	225,000	199,827
4.45%, 7/15/2027	380,000	372,294
4.80%, 5/3/2029	190,000	186,595
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	717,000	571,628
3.70%, 11/15/2029	190,000	179,691
5.13%, 6/30/2027	725,000	728,306
5.88%, 3/31/2025	292,000	292,704
Cheniere Energy Partners LP:
3.25%, 1/31/2032	355,000	302,552
4.50%, 10/1/2029	318,000	303,763
5.95%, 6/30/2033 (e)	750,000	769,875
Cheniere Energy, Inc. 4.63%, 10/15/2028	772,000	753,518
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	304,000	300,319
5.80%, 6/1/2045	338,000	337,578
DCP Midstream Operating LP:
5.38%, 7/15/2025	206,000	206,220
5.60%, 4/1/2044	310,000	302,780
5.63%, 7/15/2027	481,000	493,140
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	135,000	121,126
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038 (b)	130,000	151,826
Enbridge, Inc.:
1.60%, 10/4/2026	365,000	334,267
2.50%, 1/15/2025	280,000	271,653
2.50%, 2/14/2025	241,000	233,611
2.50%, 8/1/2033	414,000	338,900
3.40%, 8/1/2051	680,000	495,489
3.70%, 7/15/2027	200,000	193,204
4.25%, 12/1/2026	570,000	563,006
5.70%, 3/8/2033	500,000	519,995
6.00%, 11/15/2028	500,000	525,370
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (c)	355,000	377,624
Energy Transfer LP:
2.90%, 5/15/2025	770,000	746,715
3.75%, 5/15/2030	365,000	338,778
4.00%, 10/1/2027	233,000	224,603

See accompanying notes to financial statements.
65

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 3/15/2025	$ 517,000	$ 508,899
4.15%, 9/15/2029 (b)	124,000	118,224
4.20%, 4/15/2027	287,000	278,958
4.40%, 3/15/2027	268,000	262,222
4.75%, 1/15/2026	595,000	590,918
4.95%, 5/15/2028	150,000	149,418
4.95%, 6/15/2028	301,000	300,293
4.95%, 1/15/2043	290,000	253,501
5.00%, 5/15/2050	434,000	387,961
5.15%, 2/1/2043	368,000	327,756
5.15%, 3/15/2045	302,000	277,215
5.25%, 4/15/2029	490,000	493,861
5.30%, 4/15/2047	251,000	231,131
5.35%, 5/15/2045	396,000	367,852
5.50%, 6/1/2027	368,000	372,891
5.55%, 2/15/2028	430,000	439,585
5.75%, 2/15/2033	390,000	403,014
6.00%, 6/15/2048	325,000	328,416
6.05%, 12/1/2026	290,000	298,146
6.05%, 6/1/2041	299,000	301,362
6.10%, 2/15/2042 (b)	131,000	131,220
6.25%, 4/15/2049	520,000	539,365
6.40%, 12/1/2030	240,000	256,740
6.50%, 2/1/2042	273,000	288,820
6.55%, 12/1/2033	690,000	749,430
7.50%, 7/1/2038	100,000	115,839
Enterprise Products Operating LLC:
3.13%, 7/31/2029	519,000	485,390
3.20%, 2/15/2052	184,000	134,395
3.30%, 2/15/2053	294,000	218,245
3.70%, 2/15/2026 (b)	456,000	449,507
3.70%, 1/31/2051	270,000	215,495
3.75%, 2/15/2025 (b)	285,000	281,247
3.95%, 2/15/2027	145,000	142,774
3.95%, 1/31/2060	258,000	209,929
4.15%, 10/16/2028	266,700	263,740
4.20%, 1/31/2050	378,000	328,973
4.25%, 2/15/2048	294,000	258,652
4.45%, 2/15/2043	275,000	251,523
4.80%, 2/1/2049	253,000	240,016
4.85%, 8/15/2042	240,000	230,323
4.85%, 3/15/2044	449,000	432,023
4.90%, 5/15/2046	339,000	323,979
4.95%, 10/15/2054	310,000	299,764
5.05%, 1/10/2026	71,000	71,690
5.10%, 2/15/2045	846,000	833,327
5.35%, 1/31/2033	209,000	219,137
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (c)	145,000	130,010
5.70%, 2/15/2042	137,000	144,366
5.95%, 2/1/2041	190,000	204,347
Series D, 6.88%, 3/1/2033	158,000	181,782
7.55%, 4/15/2038	639,000	783,088
Security Description	Principal Amount	Value
Kinder Morgan Energy Partners LP:
5.00%, 3/1/2043	$ 325,000	$ 290,989
5.50%, 3/1/2044	525,842	500,191
6.38%, 3/1/2041	366,000	375,871
6.55%, 9/15/2040	540,000	570,299
Series MTN, 6.95%, 1/15/2038	615,000	675,990
7.75%, 3/15/2032	345,000	392,234
Kinder Morgan, Inc.:
1.75%, 11/15/2026	140,000	128,811
2.00%, 2/15/2031 (b)	514,000	427,083
3.25%, 8/1/2050	261,000	175,055
3.60%, 2/15/2051	222,000	159,223
4.30%, 6/1/2025	482,000	476,351
4.30%, 3/1/2028 (b)	293,000	289,519
4.80%, 2/1/2033	377,000	363,748
5.20%, 6/1/2033	305,000	303,356
5.20%, 3/1/2048	364,000	333,843
5.30%, 12/1/2034 (b)	328,000	326,540
5.45%, 8/1/2052 (b)	570,000	547,462
5.55%, 6/1/2045	320,000	308,982
Magellan Midstream Partners LP:
3.25%, 6/1/2030 (b)	525,000	476,479
3.95%, 3/1/2050	306,000	234,277
4.20%, 10/3/2047	115,000	91,347
4.85%, 2/1/2049	110,000	97,483
5.15%, 10/15/2043	259,000	242,592
MPLX LP:
1.75%, 3/1/2026	411,000	384,515
2.65%, 8/15/2030	720,000	621,965
4.00%, 3/15/2028	616,000	594,520
4.13%, 3/1/2027	615,000	602,226
4.25%, 12/1/2027	236,000	230,586
4.50%, 4/15/2038	657,000	584,986
4.70%, 4/15/2048	434,000	374,950
4.80%, 2/15/2029	275,000	273,265
4.88%, 6/1/2025	591,000	587,419
4.95%, 3/14/2052	334,000	298,239
5.20%, 3/1/2047	630,000	585,831
5.50%, 2/15/2049	473,000	458,200
ONEOK Partners LP:
4.90%, 3/15/2025	184,000	183,133
6.13%, 2/1/2041	443,000	462,465
6.20%, 9/15/2043	210,000	220,737
ONEOK, Inc.:
2.20%, 9/15/2025	100,000	95,124
3.10%, 3/15/2030	340,000	305,459
4.00%, 7/13/2027	233,000	226,271
4.35%, 3/15/2029	226,000	219,595
4.55%, 7/15/2028	273,000	269,577
4.95%, 7/13/2047	220,000	197,131
5.55%, 11/1/2026	200,000	203,500
5.65%, 11/1/2028	385,000	397,909

See accompanying notes to financial statements.
66

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 1/15/2026	$ 183,000	$ 185,880
6.00%, 6/15/2035	328,000	337,699
6.10%, 11/15/2032	325,000	345,348
6.63%, 9/1/2053	625,000	700,744
7.15%, 1/15/2051	91,000	104,451
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	800,000	736,512
4.30%, 1/31/2043	139,000	111,250
4.65%, 10/15/2025	207,000	204,737
4.90%, 2/15/2045	150,000	129,648
5.15%, 6/1/2042	345,000	312,277
6.65%, 1/15/2037	160,000	171,534
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	236,000	231,204
4.50%, 5/15/2030	415,000	406,169
5.00%, 3/15/2027	924,000	927,927
5.63%, 3/1/2025	554,000	555,069
5.88%, 6/30/2026	431,000	438,543
5.90%, 9/15/2037	285,000	301,194
Spectra Energy Partners LP:
3.38%, 10/15/2026	298,000	286,959
3.50%, 3/15/2025	330,000	322,783
5.95%, 9/25/2043	85,000	86,928
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	92,076
4.95%, 4/15/2052	125,000	109,843
6.13%, 3/15/2033	575,000	606,435
6.25%, 7/1/2052	681,000	705,080
6.50%, 2/15/2053	434,000	470,078
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	285,000	281,683
5.50%, 3/1/2030	425,000	424,562
6.50%, 7/15/2027 (b)	100,000	101,561
6.88%, 1/15/2029	260,000	268,536
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (b)	303,000	253,584
4.10%, 4/15/2030	202,000	192,187
4.25%, 5/15/2028	300,000	292,326
4.63%, 3/1/2034	416,000	393,777
4.75%, 5/15/2038	230,000	213,061
4.88%, 1/15/2026	236,500	235,923
5.00%, 10/16/2043	432,000	404,611
5.85%, 3/15/2036	94,000	97,100
6.10%, 6/1/2040	315,000	332,694
6.20%, 10/15/2037	773,000	822,936
7.25%, 8/15/2038	80,000	93,049
7.63%, 1/15/2039	505,000	605,273
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	517,000	469,364
Security Description	Principal Amount	Value
4.00%, 3/15/2028	$ 1,075,000	$ 1,042,460
4.60%, 3/15/2048	273,000	246,609
7.85%, 2/1/2026	499,000	523,147
Valero Energy Partners LP 4.50%, 3/15/2028	408,000	401,211
Western Midstream Operating LP:
4.05%, 2/1/2030 (b)	538,000	503,810
4.50%, 3/1/2028	195,000	188,807
4.65%, 7/1/2026	118,000	116,019
5.25%, 2/1/2050 (b)	530,000	473,401
5.30%, 3/1/2048	280,000	244,975
5.45%, 4/1/2044	290,000	262,839
6.15%, 4/1/2033	450,000	467,572
Williams Cos., Inc.:
2.60%, 3/15/2031	463,000	396,379
3.50%, 11/15/2030	366,000	335,534
3.75%, 6/15/2027	173,000	166,765
3.90%, 1/15/2025	294,000	289,337
4.00%, 9/15/2025	321,000	315,129
4.85%, 3/1/2048 (b)	400,000	363,912
4.90%, 1/15/2045	125,000	113,794
5.10%, 9/15/2045	657,000	619,282
5.30%, 8/15/2028	500,000	511,915
5.40%, 3/4/2044	186,000	181,296
6.30%, 4/15/2040	572,000	611,708
8.75%, 3/15/2032	160,000	194,123
		66,946,426
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	212,000	179,148
4.88%, 3/1/2026	100,000	99,935
5.95%, 8/15/2034	200,000	210,460
		489,543
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030 (b)	254,000	218,702
4.80%, 10/1/2032	150,000	141,818
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	436,000	339,779
2.00%, 5/18/2032	431,000	345,438
2.95%, 3/15/2034	85,000	70,927
3.00%, 5/18/2051	283,000	187,394
3.38%, 8/15/2031	161,000	145,256
3.45%, 4/30/2025	617,000	602,932
3.55%, 3/15/2052	340,000	248,397
3.95%, 1/15/2027	115,000	111,215
4.00%, 2/1/2050	150,000	118,773
4.70%, 7/1/2030 (b)	235,000	230,363
5.15%, 4/15/2053	92,000	89,003
American Assets Trust LP 3.38%, 2/1/2031	196,000	160,071

See accompanying notes to financial statements.
67

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
American Homes 4 Rent LP:
3.63%, 4/15/2032	$ 100,000	$ 89,663
4.25%, 2/15/2028	124,500	120,851
4.90%, 2/15/2029 (b)	903,500	895,134
American Tower Corp.:
1.30%, 9/15/2025	71,000	66,538
1.45%, 9/15/2026	198,000	180,562
1.50%, 1/31/2028	129,000	112,791
1.60%, 4/15/2026	405,000	374,613
2.10%, 6/15/2030	191,000	160,323
2.30%, 9/15/2031	305,000	252,561
2.40%, 3/15/2025	208,000	201,192
2.70%, 4/15/2031	430,000	369,860
2.75%, 1/15/2027	318,000	298,147
2.90%, 1/15/2030	275,000	245,669
2.95%, 1/15/2025	189,000	184,392
2.95%, 1/15/2051	349,000	232,916
3.10%, 6/15/2050	749,000	512,885
3.13%, 1/15/2027 (b)	119,000	112,557
3.38%, 10/15/2026	246,000	235,929
3.55%, 7/15/2027 (b)	247,000	237,155
3.80%, 8/15/2029	260,000	246,802
3.95%, 3/15/2029	543,000	518,972
4.00%, 6/1/2025	248,000	243,844
4.05%, 3/15/2032 (b)	228,000	213,871
5.55%, 7/15/2033	450,000	466,245
5.65%, 3/15/2033	338,000	351,463
5.80%, 11/15/2028 (b)	350,000	364,283
5.90%, 11/15/2033	315,000	334,382
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	375,000	313,654
Series MTN, 2.45%, 1/15/2031 (b)	273,000	235,151
Series GMTN, 2.95%, 5/11/2026	193,000	185,184
Series MTN, 3.20%, 1/15/2028	326,000	309,446
Series MTN, 3.30%, 6/1/2029	139,000	129,872
Series GMTN, 3.45%, 6/1/2025	227,000	222,290
Series MTN, 4.35%, 4/15/2048	50,000	42,421
5.00%, 2/15/2033	150,000	152,921
5.30%, 12/7/2033	205,000	212,919
Boston Properties LP:
2.45%, 10/1/2033 (b)	265,000	201,835
2.75%, 10/1/2026	589,000	546,404
2.90%, 3/15/2030	257,000	220,177
3.20%, 1/15/2025	250,000	242,655
3.25%, 1/30/2031	470,000	403,688
3.40%, 6/21/2029 (b)	337,000	303,003
3.65%, 2/1/2026	339,000	326,477
4.50%, 12/1/2028	500,000	476,275
Security Description	Principal Amount	Value
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	$ 200,000	$ 177,612
2.50%, 8/16/2031 (b)	128,000	107,511
4.05%, 7/1/2030	210,000	197,087
4.13%, 6/15/2026	166,000	160,703
4.13%, 5/15/2029	130,000	123,763
Broadstone Net Lease LLC 2.60%, 9/15/2031	285,000	221,251
Camden Property Trust:
3.15%, 7/1/2029	346,000	320,012
3.35%, 11/1/2049	95,000	71,300
Corporate Office Properties LP:
2.25%, 3/15/2026	206,000	192,361
2.75%, 4/15/2031	200,000	162,958
2.90%, 12/1/2033	116,000	91,166
Crown Castle, Inc.:
1.05%, 7/15/2026	357,000	322,364
2.10%, 4/1/2031	360,000	293,234
2.25%, 1/15/2031	276,000	228,663
2.90%, 3/15/2027	275,000	257,400
3.10%, 11/15/2029	200,000	179,182
3.25%, 1/15/2051	355,000	248,851
3.30%, 7/1/2030	515,000	462,094
3.65%, 9/1/2027	627,000	596,503
3.70%, 6/15/2026	207,000	200,016
3.80%, 2/15/2028	615,000	585,283
4.15%, 7/1/2050	107,000	86,624
4.30%, 2/15/2029	250,000	240,863
4.45%, 2/15/2026	493,000	485,684
5.00%, 1/11/2028	180,000	179,449
5.10%, 5/1/2033	503,000	499,202
5.60%, 6/1/2029	250,000	255,833
CubeSmart LP:
2.00%, 2/15/2031 (b)	200,000	163,272
2.50%, 2/15/2032	189,000	157,029
3.00%, 2/15/2030 (b)	240,000	212,861
3.13%, 9/1/2026	150,000	142,352
4.38%, 2/15/2029	15,000	14,560
Digital Realty Trust LP:
3.60%, 7/1/2029	356,000	334,544
3.70%, 8/15/2027	274,000	264,448
4.45%, 7/15/2028 (b)	329,000	322,084
5.55%, 1/15/2028	495,000	504,796
EPR Properties:
3.60%, 11/15/2031 (b)	217,000	180,084
3.75%, 8/15/2029	131,000	115,232
4.50%, 6/1/2027	150,000	140,982
4.75%, 12/15/2026	100,000	95,870
4.95%, 4/15/2028	276,000	262,586
Equinix, Inc.:
1.25%, 7/15/2025	491,000	462,345
1.45%, 5/15/2026	201,000	185,722
1.55%, 3/15/2028 (b)	465,000	408,670

See accompanying notes to financial statements.
68

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.80%, 7/15/2027 (b)	$ 121,000	$ 109,702
2.00%, 5/15/2028	100,000	89,362
2.15%, 7/15/2030	619,000	525,735
2.50%, 5/15/2031	136,000	115,656
2.90%, 11/18/2026	275,000	261,621
2.95%, 9/15/2051	570,000	381,068
ERP Operating LP:
2.50%, 2/15/2030	443,000	392,011
2.85%, 11/1/2026	166,000	157,703
3.25%, 8/1/2027	200,000	190,274
3.38%, 6/1/2025	150,000	146,765
4.15%, 12/1/2028 (b)	404,000	396,938
4.50%, 6/1/2045	266,000	227,744
Essex Portfolio LP:
1.65%, 1/15/2031	206,000	163,702
1.70%, 3/1/2028	145,000	127,078
2.55%, 6/15/2031 (b)	128,000	107,455
2.65%, 3/15/2032 (b)	310,000	259,399
2.65%, 9/1/2050	90,000	54,628
3.00%, 1/15/2030	377,000	335,952
3.50%, 4/1/2025	111,000	108,659
4.00%, 3/1/2029	100,000	95,388
Extra Space Storage LP:
2.35%, 3/15/2032	373,000	304,140
3.50%, 7/1/2026	297,000	285,848
3.88%, 12/15/2027	382,000	366,044
4.00%, 6/15/2029	180,000	171,697
5.90%, 1/15/2031	225,000	235,136
Federal Realty OP LP:
3.25%, 7/15/2027	100,000	93,549
3.50%, 6/1/2030 (b)	277,000	251,474
4.50%, 12/1/2044	150,000	125,487
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	125,000	105,855
4.00%, 1/15/2030	420,000	383,342
4.00%, 1/15/2031	271,000	244,166
5.38%, 4/15/2026	203,000	202,080
5.75%, 6/1/2028	338,000	340,795
6.75%, 12/1/2033	155,000	167,220
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	370,000	297,254
3.50%, 8/1/2026	217,000	207,270
3.63%, 1/15/2028	308,000	283,908
Healthpeak OP LLC:
2.88%, 1/15/2031	153,000	132,581
3.00%, 1/15/2030 (b)	435,000	387,563
3.25%, 7/15/2026	315,000	302,904
3.50%, 7/15/2029	296,000	276,050
5.25%, 12/15/2032 (b)	125,000	126,541
6.75%, 2/1/2041	200,000	223,960
Highwoods Realty LP:
3.05%, 2/15/2030	276,000	228,382
4.13%, 3/15/2028	289,000	265,958
Security Description	Principal Amount	Value
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	$ 460,000	$ 413,443
Series I, 3.50%, 9/15/2030	217,000	194,137
Series F, 4.50%, 2/1/2026	30,000	29,448
Hudson Pacific Properties LP:
3.25%, 1/15/2030	100,000	75,131
3.95%, 11/1/2027	55,000	46,307
4.65%, 4/1/2029 (b)	151,000	123,609
5.95%, 2/15/2028	175,000	156,448
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	359,000	285,437
2.30%, 11/15/2028	225,000	200,338
4.15%, 4/15/2032	350,000	322,455
5.45%, 8/15/2030	100,000	100,870
Kilroy Realty LP:
2.50%, 11/15/2032 (b)	304,000	230,620
2.65%, 11/15/2033	155,000	117,626
3.05%, 2/15/2030	300,000	255,222
4.25%, 8/15/2029 (b)	92,000	84,730
Kimco Realty OP LLC:
1.90%, 3/1/2028	150,000	132,308
2.25%, 12/1/2031	143,000	116,731
2.70%, 10/1/2030	239,000	207,258
3.70%, 10/1/2049 (b)	316,000	237,344
4.45%, 9/1/2047 (b)	275,000	228,709
4.60%, 2/1/2033	350,000	337,690
6.40%, 3/1/2034	195,000	214,094
Kite Realty Group LP 4.00%, 10/1/2026	238,000	225,093
Kite Realty Group Trust 4.00%, 3/15/2025	200,000	195,008
Life Storage LP 4.00%, 6/15/2029	500	463
LXP Industrial Trust 2.70%, 9/15/2030	110,000	91,373
Mid-America Apartments LP:
1.70%, 2/15/2031	269,000	218,885
2.75%, 3/15/2030	75,000	65,748
2.88%, 9/15/2051	137,000	89,838
3.60%, 6/1/2027	166,000	160,295
3.95%, 3/15/2029	263,000	255,891
NNN REIT, Inc.:
3.00%, 4/15/2052	200,000	130,920
3.10%, 4/15/2050	202,000	133,886
3.50%, 4/15/2051	137,000	100,387
5.60%, 10/15/2033	520,000	537,612
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	261,000	210,650
3.38%, 2/1/2031 (b)	150,000	127,275
4.50%, 1/15/2025 (b)	531,000	522,281
4.50%, 4/1/2027	134,000	128,631
4.75%, 1/15/2028	140,000	135,100
5.25%, 1/15/2026 (b)	180,000	178,954

See accompanying notes to financial statements.
69

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Physicians Realty LP:
3.95%, 1/15/2028	$ 216,000	$ 205,410
4.30%, 3/15/2027	473,000	460,470
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	312,000	236,590
9.25%, 7/20/2028	120,000	126,784
Prologis LP:
1.75%, 7/1/2030	341,400	286,496
1.75%, 2/1/2031	338,000	281,020
2.13%, 4/15/2027	235,000	216,959
2.13%, 10/15/2050	320,000	189,459
2.25%, 4/15/2030	161,000	140,907
2.25%, 1/15/2032	331,000	277,590
3.00%, 4/15/2050	300,000	215,535
3.05%, 3/1/2050	50,000	35,830
3.25%, 6/30/2026	385,000	372,380
3.38%, 12/15/2027	55,000	52,453
4.00%, 9/15/2028	100,000	97,750
4.38%, 2/1/2029	220,000	217,305
4.63%, 1/15/2033 (b)	490,000	492,705
4.88%, 6/15/2028 (b)	177,000	179,409
5.13%, 1/15/2034	280,000	288,926
Public Storage Operating Co.:
0.88%, 2/15/2026	396,000	366,292
1.50%, 11/9/2026	390,000	358,367
1.85%, 5/1/2028	179,000	160,987
3.09%, 9/15/2027	274,000	261,059
3.39%, 5/1/2029 (b)	155,000	148,078
5.10%, 8/1/2033	95,000	98,400
5.35%, 8/1/2053	241,000	252,460
Rayonier LP 2.75%, 5/17/2031	145,000	121,055
Realty Income Corp.:
0.75%, 3/15/2026	149,000	135,800
2.20%, 6/15/2028	125,000	112,100
2.85%, 12/15/2032	115,000	97,963
3.10%, 12/15/2029	217,000	199,178
3.25%, 1/15/2031	246,000	223,742
3.40%, 1/15/2028	175,000	166,530
3.65%, 1/15/2028	205,000	196,847
3.95%, 8/15/2027	482,000	468,957
4.13%, 10/15/2026	189,500	186,072
4.63%, 11/1/2025	575,000	571,441
4.85%, 3/15/2030	130,000	130,810
4.90%, 7/15/2033	500,000	500,720
5.05%, 1/13/2026	630,000	629,685
5.63%, 10/13/2032	325,000	342,283
Regency Centers LP:
3.70%, 6/15/2030	525,000	488,287
4.13%, 3/15/2028	153,000	146,735
Rexford Industrial Realty LP 2.15%, 9/1/2031	200,000	160,436
Sabra Health Care LP:
3.20%, 12/1/2031	219,000	179,692
Security Description	Principal Amount	Value
5.13%, 8/15/2026	$ 550,000	$ 541,425
Simon Property Group LP:
1.38%, 1/15/2027 (b)	293,000	267,506
1.75%, 2/1/2028	285,000	256,187
2.20%, 2/1/2031	370,000	310,286
2.25%, 1/15/2032	216,000	179,507
2.45%, 9/13/2029	304,000	270,691
2.65%, 7/15/2030	283,000	250,662
2.65%, 2/1/2032	195,000	166,680
3.25%, 11/30/2026	377,000	362,482
3.25%, 9/13/2049	621,000	450,132
3.30%, 1/15/2026	175,000	169,750
3.38%, 12/1/2027 (b)	369,000	352,450
3.50%, 9/1/2025	751,000	734,380
5.50%, 3/8/2033	160,000	165,701
SITE Centers Corp.:
4.25%, 2/1/2026 (b)	150,000	146,240
4.70%, 6/1/2027 (b)	233,000	229,232
Spirit Realty LP:
3.20%, 1/15/2027	228,000	215,357
3.40%, 1/15/2030	213,000	193,930
4.00%, 7/15/2029	185,000	175,482
STORE Capital Corp.:
4.50%, 3/15/2028	140,000	129,784
4.63%, 3/15/2029	638,000	585,250
Sun Communities Operating LP:
2.70%, 7/15/2031	325,250	271,180
5.70%, 1/15/2033	495,000	503,494
Tanger Properties LP 2.75%, 9/1/2031	242,000	194,655
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	205,000	156,860
Series MTN, 2.10%, 8/1/2032	115,000	90,390
Series MTN, 2.10%, 6/15/2033	50,000	38,533
Series MTN, 3.20%, 1/15/2030	903,000	821,712
Series MTN, 4.40%, 1/26/2029	318,000	307,662
Ventas Realty LP:
2.50%, 9/1/2031	127,000	104,672
2.65%, 1/15/2025	311,000	301,337
3.25%, 10/15/2026	423,000	400,615
3.50%, 2/1/2025	200,000	195,444
4.75%, 11/15/2030	400,000	389,304
4.88%, 4/15/2049	373,000	325,939
VICI Properties LP:
4.38%, 5/15/2025	250,000	245,825
4.75%, 2/15/2028	500,000	491,480
5.63%, 5/15/2052	958,000	918,770
Welltower OP LLC:
2.05%, 1/15/2029	280,000	246,431
2.75%, 1/15/2031	252,000	219,369

See accompanying notes to financial statements.
70

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 6/1/2031 (b)	$ 315,000	$ 275,052
4.00%, 6/1/2025	681,000	668,953
4.13%, 3/15/2029	457,000	440,904
4.25%, 4/1/2026	25,000	24,625
4.25%, 4/15/2028	309,000	303,379
4.95%, 9/1/2048	107,000	101,395
Weyerhaeuser Co.:
3.38%, 3/9/2033	132,000	117,155
4.00%, 11/15/2029	473,000	452,391
4.75%, 5/15/2026	525,000	522,312
WP Carey, Inc.:
2.40%, 2/1/2031	45,000	38,040
3.85%, 7/15/2029	698,000	654,466
		71,000,147
RETAIL — 0.7%
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	375,000	333,874
4.75%, 6/1/2030 (b)	205,000	197,843
AutoZone, Inc.:
1.65%, 1/15/2031	79,000	64,216
3.75%, 4/18/2029	514,000	491,230
4.00%, 4/15/2030	300,000	288,396
4.50%, 2/1/2028	120,000	119,342
4.75%, 8/1/2032	449,000	444,892
4.75%, 2/1/2033	155,000	152,827
5.05%, 7/15/2026	190,000	191,028
5.20%, 8/1/2033	270,000	274,838
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	455,000	452,557
Costco Wholesale Corp.:
1.38%, 6/20/2027	450,000	408,618
1.60%, 4/20/2030	313,000	268,210
1.75%, 4/20/2032 (b)	209,000	173,840
3.00%, 5/18/2027 (b)	438,000	421,763
Darden Restaurants, Inc.:
4.55%, 2/15/2048	150,000	127,370
6.30%, 10/10/2033	245,000	263,468
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032	129,000	109,881
4.10%, 1/15/2052	163,000	116,698
Dollar General Corp.:
3.50%, 4/3/2030	295,000	271,863
3.88%, 4/15/2027	589,000	571,112
4.13%, 4/3/2050	225,000	178,423
4.63%, 11/1/2027 (b)	141,000	140,122
5.00%, 11/1/2032	60,000	59,889
5.20%, 7/5/2028 (b)	225,000	228,164
5.45%, 7/5/2033 (b)	210,000	214,124
Dollar Tree, Inc.:
4.00%, 5/15/2025	401,000	393,886
4.20%, 5/15/2028	481,000	470,678
Genuine Parts Co.:
1.75%, 2/1/2025	350,000	336,525
2.75%, 2/1/2032	320,000	267,728
Security Description	Principal Amount	Value
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	$ 309,766	$ 271,120
1.38%, 3/15/2031	447,000	365,369
1.50%, 9/15/2028	356,000	315,676
1.88%, 9/15/2031	320,000	267,834
2.13%, 9/15/2026	776,000	730,767
2.38%, 3/15/2051	394,000	250,233
2.50%, 4/15/2027	412,000	388,726
2.70%, 4/15/2025 (b)	367,000	358,232
2.70%, 4/15/2030	786,000	719,009
2.80%, 9/14/2027	220,000	209,282
3.00%, 4/1/2026	418,000	405,301
3.13%, 12/15/2049	545,000	406,123
3.25%, 4/15/2032	220,000	203,357
3.30%, 4/15/2040	250,000	207,223
3.35%, 9/15/2025	450,000	441,468
3.35%, 4/15/2050	526,000	408,939
3.63%, 4/15/2052	287,000	232,958
3.90%, 12/6/2028 (b)	323,000	318,371
3.90%, 6/15/2047	345,000	296,679
4.20%, 4/1/2043	453,000	412,574
4.25%, 4/1/2046	698,000	631,851
4.40%, 3/15/2045	246,000	228,630
4.50%, 9/15/2032	245,000	249,880
4.50%, 12/6/2048	660,000	623,660
4.88%, 2/15/2044	200,000	198,374
4.95%, 9/30/2026	510,000	517,201
4.95%, 9/15/2052	150,000	152,051
5.40%, 9/15/2040 (b)	400,000	421,976
5.88%, 12/16/2036	878,000	981,709
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	743,000	652,830
1.70%, 9/15/2028	382,000	337,994
1.70%, 10/15/2030	1,046,000	869,707
2.50%, 4/15/2026	313,000	298,201
2.63%, 4/1/2031	617,800	541,440
2.80%, 9/15/2041	400,000	291,940
3.00%, 10/15/2050	349,000	237,690
3.10%, 5/3/2027	872,000	835,829
3.38%, 9/15/2025	327,000	319,168
3.50%, 4/1/2051	255,000	190,370
3.65%, 4/5/2029 (b)	408,000	393,320
3.75%, 4/1/2032 (b)	785,000	734,171
4.00%, 4/15/2025	627,000	618,799
4.25%, 4/1/2052	434,000	367,893
4.50%, 4/15/2030 (b)	359,000	357,248
5.00%, 4/15/2033 (b)	220,000	224,712
5.13%, 4/15/2050	125,000	120,573
5.15%, 7/1/2033	560,000	575,652
5.63%, 4/15/2053 (b)	310,000	326,799
5.75%, 7/1/2053 (b)	230,000	244,329
5.80%, 9/15/2062	320,000	338,198
6.50%, 3/15/2029	150,000	162,783

See accompanying notes to financial statements.
71

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	$ 465,000	$ 440,401
Series MTN, 2.13%, 3/1/2030	85,000	74,287
Series MTN, 2.63%, 9/1/2029 (b)	518,000	474,141
Series MTN, 3.30%, 7/1/2025	295,000	288,427
Series MTN, 3.38%, 5/26/2025	205,000	201,015
Series MTN, 3.50%, 3/1/2027	432,000	420,604
Series MTN, 3.50%, 7/1/2027	475,000	461,714
Series MTN, 3.60%, 7/1/2030	150,000	142,362
Series MTN, 3.63%, 9/1/2049	330,000	265,214
Series MTN, 3.70%, 1/30/2026	505,000	496,652
Series MTN, 3.70%, 2/15/2042	288,000	243,507
Series MTN, 4.45%, 3/1/2047	480,000	440,765
Series MTN, 4.45%, 9/1/2048	383,000	355,037
Series MTN, 4.60%, 9/9/2032 (b)	415,000	420,416
Series MTN, 4.70%, 12/9/2035	538,000	531,108
Series MTN, 4.88%, 7/15/2040	93,000	90,926
Series MTN, 5.70%, 2/1/2039 (b)	350,000	376,225
Series MTN, 6.30%, 10/15/2037	343,000	388,766
Series MTN, 6.30%, 3/1/2038	310,000	352,532
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	260,000	211,884
3.55%, 3/15/2026	519,000	504,208
3.60%, 9/1/2027	259,000	249,800
4.20%, 4/1/2030	417,500	402,858
4.35%, 6/1/2028 (b)	100,000	99,334
4.70%, 6/15/2032 (b)	75,000	74,219
Ross Stores, Inc. 0.88%, 4/15/2026	193,000	176,854
Starbucks Corp.:
2.00%, 3/12/2027	631,000	584,874
2.25%, 3/12/2030	318,000	279,290
2.55%, 11/15/2030	218,500	193,215
3.00%, 2/14/2032 (b)	110,000	98,612
3.35%, 3/12/2050	102,000	76,424
3.50%, 3/1/2028	239,000	229,868
3.50%, 11/15/2050 (b)	455,400	354,242
3.55%, 8/15/2029	211,000	203,412
Security Description	Principal Amount	Value
3.75%, 12/1/2047	$ 653,000	$ 526,795
3.80%, 8/15/2025 (b)	333,000	327,053
4.00%, 11/15/2028	291,000	286,609
4.50%, 11/15/2048	580,000	529,459
Target Corp.:
1.95%, 1/15/2027 (b)	271,000	252,854
2.25%, 4/15/2025	555,000	538,372
2.35%, 2/15/2030	150,000	134,136
2.50%, 4/15/2026 (b)	314,000	302,385
2.65%, 9/15/2030	221,000	198,186
2.95%, 1/15/2052	650,000	465,601
3.38%, 4/15/2029	210,000	202,136
4.00%, 7/1/2042 (b)	175,000	158,655
4.40%, 1/15/2033 (b)	85,000	85,775
4.50%, 9/15/2032 (b)	543,000	548,598
4.80%, 1/15/2053 (b)	305,000	302,856
6.50%, 10/15/2037	156,000	181,342
TJX Cos., Inc.:
1.15%, 5/15/2028	124,000	108,654
2.25%, 9/15/2026 (b)	427,000	405,027
Tractor Supply Co. 1.75%, 11/1/2030	197,000	161,560
Walmart, Inc.:
1.05%, 9/17/2026	402,000	369,788
1.50%, 9/22/2028	531,000	474,597
2.50%, 9/22/2041	478,000	353,816
2.65%, 9/22/2051	675,000	471,231
2.95%, 9/24/2049	185,000	138,177
3.05%, 7/8/2026	534,000	518,087
3.25%, 7/8/2029	573,000	550,321
3.55%, 6/26/2025	392,000	386,684
3.63%, 12/15/2047	125,000	105,929
3.70%, 6/26/2028 (b)	280,000	276,559
3.90%, 9/9/2025 (b)	550,000	545,077
3.90%, 4/15/2028	285,000	282,381
3.95%, 9/9/2027 (b)	388,000	385,819
3.95%, 6/28/2038	1,048,000	997,738
4.00%, 4/15/2030	150,000	149,703
4.10%, 4/15/2033	500,000	494,055
4.15%, 9/9/2032	232,000	232,007
4.50%, 9/9/2052	625,000	609,019
4.50%, 4/15/2053	670,000	652,607
5.63%, 4/1/2040	150,000	166,958
6.20%, 4/15/2038	438,000	516,262
		52,883,685
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (b)	134,000	129,735
4.39%, 6/1/2052 (b)	303,000	287,359
Analog Devices, Inc.:
1.70%, 10/1/2028	577,000	512,740
2.10%, 10/1/2031 (b)	274,000	233,407
2.80%, 10/1/2041	205,000	153,172
3.45%, 6/15/2027	179,000	173,415
3.50%, 12/5/2026	383,000	374,432

See accompanying notes to financial statements.
72

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Applied Materials, Inc.:
1.75%, 6/1/2030	$ 540,000	$ 459,864
3.90%, 10/1/2025	461,000	454,790
4.35%, 4/1/2047 (b)	854,000	806,680
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	310,000	297,324
3.88%, 1/15/2027	1,105,000	1,078,369
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	222,000	199,456
2.45%, 2/15/2031 (e)	656,000	561,247
2.60%, 2/15/2033 (e)	250,000	205,828
3.14%, 11/15/2035 (e)	605,000	496,880
3.15%, 11/15/2025	289,000	279,989
3.19%, 11/15/2036 (e)	906,000	735,264
3.42%, 4/15/2033 (e)	1,616,000	1,419,591
3.47%, 4/15/2034 (e)	1,304,000	1,135,015
3.50%, 2/15/2041 (e)	436,000	346,027
3.75%, 2/15/2051 (e)	250,000	196,970
4.11%, 9/15/2028	718,000	701,680
4.15%, 11/15/2030	566,000	540,705
4.15%, 4/15/2032 (e)	550,000	519,073
4.30%, 11/15/2032	127,000	121,766
4.75%, 4/15/2029	272,000	272,579
4.93%, 5/15/2037 (e)	661,000	639,412
5.00%, 4/15/2030 (b)	456,000	463,100
Intel Corp.:
1.60%, 8/12/2028	270,000	238,872
2.00%, 8/12/2031	215,000	181,740
2.45%, 11/15/2029	1,255,000	1,130,266
2.80%, 8/12/2041	140,000	105,104
3.10%, 2/15/2060	315,000	217,448
3.25%, 11/15/2049	784,000	583,186
3.40%, 3/25/2025	964,000	947,824
3.70%, 7/29/2025	637,000	626,948
3.73%, 12/8/2047	478,000	389,670
3.75%, 3/25/2027	412,000	403,641
3.90%, 3/25/2030	632,000	612,623
4.00%, 8/5/2029 (b)	225,000	221,531
4.10%, 5/19/2046	240,000	211,294
4.10%, 5/11/2047	500,000	435,780
4.60%, 3/25/2040	148,000	144,082
4.75%, 3/25/2050	1,173,000	1,111,687
4.88%, 2/10/2026	200,000	201,486
4.88%, 2/10/2028 (b)	1,575,000	1,601,350
4.90%, 8/5/2052	289,000	283,336
5.05%, 8/5/2062	150,000	148,280
5.20%, 2/10/2033	585,000	611,226
5.63%, 2/10/2043 (b)	100,000	107,133
5.70%, 2/10/2053 (b)	1,532,000	1,657,884
5.90%, 2/10/2063	373,000	415,638
KLA Corp.:
3.30%, 3/1/2050	240,000	183,437
4.10%, 3/15/2029 (b)	209,000	208,030
4.95%, 7/15/2052	500,000	505,415
Security Description	Principal Amount	Value
5.00%, 3/15/2049	$ 154,000	$ 153,111
5.25%, 7/15/2062	200,000	207,652
Lam Research Corp.:
2.88%, 6/15/2050	307,000	219,109
3.75%, 3/15/2026 (b)	351,000	344,770
4.00%, 3/15/2029	204,000	201,330
4.88%, 3/15/2049 (b)	491,000	490,131
Marvell Technology, Inc.:
2.95%, 4/15/2031	365,000	318,966
4.88%, 6/22/2028	154,000	153,378
5.95%, 9/15/2033	715,000	758,958
Microchip Technology, Inc. 4.25%, 9/1/2025	208,000	204,791
Micron Technology, Inc.:
4.19%, 2/15/2027 (b)	329,000	322,710
5.33%, 2/6/2029	285,000	290,623
5.38%, 4/15/2028	705,000	717,732
5.88%, 9/15/2033	850,000	884,416
6.75%, 11/1/2029	350,000	378,252
NVIDIA Corp.:
2.00%, 6/15/2031 (b)	250,000	214,270
2.85%, 4/1/2030	774,000	715,958
3.20%, 9/16/2026 (b)	600,000	583,992
3.50%, 4/1/2040	482,000	418,443
3.50%, 4/1/2050	192,000	160,428
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	453,000	466,277
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032 (b)	285,000	240,229
2.70%, 5/1/2025 (e)	125,000	120,451
2.70%, 5/1/2025	320,000	308,355
3.25%, 5/11/2041	295,000	225,409
3.25%, 11/30/2051	100,000	71,571
4.30%, 6/18/2029	274,000	266,235
4.40%, 6/1/2027 (b)	531,000	524,591
5.00%, 1/15/2033 (b)	342,000	341,422
Qorvo, Inc. 4.38%, 10/15/2029	190,000	181,129
QUALCOMM, Inc.:
1.30%, 5/20/2028	255,000	225,836
1.65%, 5/20/2032	556,000	453,157
2.15%, 5/20/2030	359,000	316,835
3.25%, 5/20/2027	636,000	615,762
3.45%, 5/20/2025	324,059	318,420
4.25%, 5/20/2032	55,000	54,643
4.30%, 5/20/2047	512,000	469,652
4.50%, 5/20/2052 (b)	915,000	855,077
4.65%, 5/20/2035 (b)	269,000	275,459
4.80%, 5/20/2045	100,000	99,358
6.00%, 5/20/2053	315,000	363,721
Skyworks Solutions, Inc. 1.80%, 6/1/2026	127,000	118,322
Texas Instruments, Inc.:
1.13%, 9/15/2026	127,000	116,707

See accompanying notes to financial statements.
73

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 3/12/2025	$ 500,000	$ 481,150
1.75%, 5/4/2030	320,000	276,678
1.90%, 9/15/2031	135,000	115,166
2.25%, 9/4/2029 (b)	202,000	182,384
2.70%, 9/15/2051 (b)	632,000	431,176
2.90%, 11/3/2027 (b)	397,000	378,901
3.88%, 3/15/2039 (b)	138,000	127,668
4.15%, 5/15/2048	414,000	376,243
4.60%, 2/15/2028	115,000	116,995
4.90%, 3/14/2033	162,000	168,177
5.00%, 3/14/2053	200,000	205,414
TSMC Arizona Corp.:
1.75%, 10/25/2026	413,000	381,121
2.50%, 10/25/2031	589,000	504,455
3.13%, 10/25/2041	609,000	492,102
3.25%, 10/25/2051 (b)	200,000	157,204
3.88%, 4/22/2027	175,000	171,329
Xilinx, Inc. 2.38%, 6/1/2030	406,000	359,395
		46,973,976
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	350,000	308,332
3.48%, 12/1/2027	356,500	337,103
		645,435
SOFTWARE — 0.7%
Adobe, Inc.:
2.15%, 2/1/2027	469,000	439,955
2.30%, 2/1/2030	519,000	465,590
3.25%, 2/1/2025	238,000	233,918
Autodesk, Inc.:
2.40%, 12/15/2031 (b)	302,000	258,515
2.85%, 1/15/2030	15,000	13,532
3.50%, 6/15/2027 (b)	315,000	305,786
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	344,480
2.90%, 12/1/2029	303,000	271,836
3.40%, 6/27/2026	133,000	128,224
Concentrix Corp.:
6.60%, 8/2/2028 (b)	300,000	309,327
6.85%, 8/2/2033	525,000	539,957
Electronic Arts, Inc. 1.85%, 2/15/2031	401,000	334,755
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	353,000	326,306
1.65%, 3/1/2028	754,000	672,357
2.25%, 3/1/2031 (b)	100,000	84,536
3.10%, 3/1/2041	188,000	139,838
4.50%, 7/15/2025	282,000	279,420
4.70%, 7/15/2027	151,000	151,038
5.10%, 7/15/2032 (b)	151,000	154,456
Security Description	Principal Amount	Value
5.63%, 7/15/2052 (b)	$ 100,000	$ 102,347
Fiserv, Inc.:
2.25%, 6/1/2027 (b)	539,600	499,751
2.65%, 6/1/2030	460,500	405,701
3.20%, 7/1/2026	555,000	534,215
3.50%, 7/1/2029	741,000	697,896
3.85%, 6/1/2025	254,000	249,448
4.20%, 10/1/2028 (b)	736,000	720,492
4.40%, 7/1/2049 (b)	456,000	402,871
5.63%, 8/21/2033	500,000	523,580
Intuit, Inc.:
0.95%, 7/15/2025	418,000	393,911
1.35%, 7/15/2027	208,000	187,699
1.65%, 7/15/2030 (b)	135,000	113,493
5.20%, 9/15/2033	500,000	523,965
5.50%, 9/15/2053	525,000	576,146
Microsoft Corp.:
1.35%, 9/15/2030 (e)	249,000	207,250
2.40%, 8/8/2026	983,000	938,106
2.50%, 9/15/2050 (e)	970,000	656,273
2.53%, 6/1/2050	2,525,000	1,727,251
2.68%, 6/1/2060	885,000	593,994
2.70%, 2/12/2025 (b)	825,000	807,271
2.92%, 3/17/2052	1,661,000	1,223,609
3.04%, 3/17/2062	522,000	377,547
3.13%, 11/3/2025	994,000	971,009
3.30%, 2/6/2027 (b)	1,288,000	1,255,336
3.40%, 9/15/2026 (e)	390,000	380,102
3.45%, 8/8/2036	464,000	426,704
3.50%, 2/12/2035 (b)	584,000	553,685
3.70%, 8/8/2046	614,000	538,717
3.95%, 8/8/2056	160,000	142,133
4.10%, 2/6/2037	315,000	309,380
4.20%, 11/3/2035	249,000	249,590
4.25%, 2/6/2047 (b)	265,000	256,539
4.45%, 11/3/2045	300,000	295,701
Oracle Corp.:
1.65%, 3/25/2026	900,000	839,187
2.30%, 3/25/2028	581,000	529,163
2.50%, 4/1/2025	1,365,000	1,322,139
2.65%, 7/15/2026	1,208,000	1,145,897
2.80%, 4/1/2027	603,000	568,864
2.88%, 3/25/2031	1,174,000	1,039,671
2.95%, 5/15/2025	835,000	811,077
2.95%, 4/1/2030	962,000	868,253
3.25%, 11/15/2027	978,000	929,061
3.25%, 5/15/2030	205,000	188,040
3.60%, 4/1/2040	1,104,000	882,891
3.60%, 4/1/2050	1,179,000	873,191
3.65%, 3/25/2041	483,000	384,024
3.80%, 11/15/2037	882,900	751,304
3.85%, 7/15/2036	348,000	303,379
3.85%, 4/1/2060	805,000	585,790
3.90%, 5/15/2035	367,000	326,758
3.95%, 3/25/2051	625,000	491,269

See accompanying notes to financial statements.
74

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/15/2046	$ 1,148,000	$ 920,811
4.00%, 11/15/2047	731,000	581,013
4.10%, 3/25/2061	585,000	447,016
4.13%, 5/15/2045	599,000	490,647
4.30%, 7/8/2034	425,000	396,857
4.38%, 5/15/2055	399,000	331,397
5.38%, 7/15/2040	496,000	488,163
5.55%, 2/6/2053 (b)	545,000	545,867
5.80%, 11/10/2025	80,000	81,310
6.13%, 7/8/2039	338,000	360,112
6.15%, 11/9/2029	300,000	322,479
6.25%, 11/9/2032	500,000	543,715
6.50%, 4/15/2038	357,700	395,706
6.90%, 11/9/2052	640,000	750,131
Roper Technologies, Inc.:
1.40%, 9/15/2027	315,000	281,692
1.75%, 2/15/2031	625,000	514,606
2.00%, 6/30/2030	143,000	121,526
3.80%, 12/15/2026	362,000	354,250
Salesforce, Inc.:
1.50%, 7/15/2028	180,000	160,169
1.95%, 7/15/2031	420,000	358,756
2.70%, 7/15/2041	275,000	210,180
2.90%, 7/15/2051	491,000	351,556
3.05%, 7/15/2061	240,000	168,739
3.70%, 4/11/2028	513,000	502,776
ServiceNow, Inc. 1.40%, 9/1/2030	299,000	245,913
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	163,704
4.00%, 4/14/2032	100,000	95,126
4.95%, 3/28/2028	250,000	252,010
5.00%, 3/28/2026	325,000	326,118
VMware LLC:
1.40%, 8/15/2026	536,000	490,059
1.80%, 8/15/2028	510,000	447,586
2.20%, 8/15/2031	254,000	210,213
3.90%, 8/21/2027	314,000	305,089
4.50%, 5/15/2025	555,000	549,655
Workday, Inc.:
3.50%, 4/1/2027	45,000	43,516
3.70%, 4/1/2029	250,000	240,098
3.80%, 4/1/2032	990,000	922,512
		50,106,569
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	131,000	116,597
3.63%, 4/22/2029	210,000	198,481
4.38%, 7/16/2042	110,000	99,296
4.38%, 4/22/2049 (b)	403,000	357,324
4.70%, 7/21/2032	465,000	455,872
6.13%, 11/15/2037	208,000	226,768
6.13%, 3/30/2040	500,000	543,950
6.38%, 3/1/2035 (b)	325,000	362,209
Security Description	Principal Amount	Value
AT&T, Inc.:
1.65%, 2/1/2028	$ 559,500	$ 498,229
1.70%, 3/25/2026	1,547,000	1,447,311
2.25%, 2/1/2032	741,000	613,103
2.30%, 6/1/2027	592,000	549,761
2.55%, 12/1/2033	1,192,000	972,493
2.75%, 6/1/2031	1,233,000	1,080,256
3.50%, 6/1/2041	806,000	640,585
3.50%, 9/15/2053	2,459,000	1,789,119
3.55%, 9/15/2055	2,306,000	1,662,580
3.65%, 6/1/2051	884,000	667,226
3.65%, 9/15/2059	1,519,000	1,090,976
3.80%, 2/15/2027	365,000	356,178
3.80%, 12/1/2057	1,748,000	1,301,124
3.85%, 6/1/2060	250,000	186,795
3.88%, 1/15/2026	100,000	97,988
4.10%, 2/15/2028	385,000	376,441
4.25%, 3/1/2027	937,000	926,983
4.30%, 2/15/2030	1,197,250	1,171,964
4.30%, 12/15/2042	250,000	217,742
4.35%, 3/1/2029 (b)	837,000	826,328
4.50%, 5/15/2035	911,000	864,093
4.50%, 3/9/2048	132,000	115,636
4.55%, 3/9/2049	693,000	607,512
4.75%, 5/15/2046	775,000	702,654
4.85%, 3/1/2039	393,000	375,849
5.25%, 3/1/2037	1,352,000	1,358,530
5.40%, 2/15/2034 (b)	961,000	991,608
5.54%, 2/20/2026	225,000	225,160
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (b)	116,000	96,234
4.46%, 4/1/2048 (b)	214,000	192,609
5.10%, 5/11/2033 (b)	765,000	783,995
British Telecommunications PLC 9.63%, 12/15/2030	1,286,500	1,592,378
Cisco Systems, Inc.:
2.50%, 9/20/2026	180,000	171,724
3.50%, 6/15/2025 (b)	312,000	307,673
5.50%, 1/15/2040	556,000	592,407
5.90%, 2/15/2039	774,000	859,364
Corning, Inc.:
3.90%, 11/15/2049	200,000	162,086
4.38%, 11/15/2057 (b)	150,000	131,071
4.70%, 3/15/2037	200,000	190,704
5.45%, 11/15/2079	405,000	391,586
5.85%, 11/15/2068	350,000	351,288
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	1,054,000	1,270,586
9.25%, 6/1/2032	100,000	129,816
Juniper Networks, Inc.:
2.00%, 12/10/2030	533,000	431,485
3.75%, 8/15/2029	359,000	340,730

See accompanying notes to financial statements.
75

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Motorola Solutions, Inc.:
2.30%, 11/15/2030	$ 304,000	$ 256,740
4.60%, 2/23/2028 (b)	536,000	533,181
5.50%, 9/1/2044	91,000	90,477
Orange SA:
5.38%, 1/13/2042	1,039,000	1,058,710
9.00%, 3/1/2031	616,000	761,382
Rogers Communications, Inc.:
2.95%, 3/15/2025	676,000	656,998
3.20%, 3/15/2027	300,000	286,248
3.63%, 12/15/2025	310,000	301,044
3.80%, 3/15/2032	920,000	847,348
4.30%, 2/15/2048 (b)	256,000	213,622
4.50%, 3/15/2042	498,000	440,406
4.50%, 3/15/2043	189,000	167,325
5.45%, 10/1/2043	167,000	162,010
7.50%, 8/15/2038	294,000	339,826
Sprint Capital Corp.:
6.88%, 11/15/2028	625,000	677,537
8.75%, 3/15/2032	800,000	987,168
Sprint LLC:
7.63%, 2/15/2025	100,000	101,772
7.63%, 3/1/2026	369,000	385,380
Telefonica Emisiones SA:
4.90%, 3/6/2048	475,000	419,962
5.21%, 3/8/2047	602,000	560,053
5.52%, 3/1/2049	366,000	354,189
7.05%, 6/20/2036	915,000	1,035,936
Telefonica Europe BV 8.25%, 9/15/2030 (b)	504,000	591,157
TELUS Corp.:
3.40%, 5/13/2032 (b)	575,000	512,555
3.70%, 9/15/2027	156,000	149,961
4.30%, 6/15/2049	101,000	84,614
4.60%, 11/16/2048 (b)	50,000	44,667
T-Mobile USA, Inc.:
1.50%, 2/15/2026	253,000	235,669
2.05%, 2/15/2028	386,000	348,380
2.25%, 11/15/2031	278,000	231,321
2.55%, 2/15/2031 (b)	801,000	689,541
2.63%, 4/15/2026	723,000	687,934
2.70%, 3/15/2032	269,000	229,524
3.00%, 2/15/2041	405,000	303,588
3.30%, 2/15/2051	343,000	248,449
3.38%, 4/15/2029	871,000	809,220
3.40%, 10/15/2052	839,000	612,688
3.50%, 4/15/2025	918,100	899,105
3.50%, 4/15/2031	1,027,000	939,397
3.60%, 11/15/2060	235,000	171,834
3.75%, 4/15/2027	387,000	375,545
3.88%, 4/15/2030	3,073,000	2,917,475
4.38%, 4/15/2040	806,000	729,688
4.50%, 4/15/2050	712,000	630,348
4.75%, 2/1/2028	175,000	174,319
4.80%, 7/15/2028 (b)	480,000	483,845
Security Description	Principal Amount	Value
5.05%, 7/15/2033	$ 698,000	$ 704,024
5.20%, 1/15/2033	410,000	420,065
5.38%, 4/15/2027	816,000	819,003
5.65%, 1/15/2053	510,000	532,328
5.75%, 1/15/2034	925,000	981,647
5.75%, 1/15/2054	240,000	254,650
6.00%, 6/15/2054	448,000	492,464
Verizon Communications, Inc.:
0.85%, 11/20/2025	1,010,000	939,047
1.45%, 3/20/2026	653,000	608,198
1.50%, 9/18/2030	100,000	82,444
1.75%, 1/20/2031	686,000	564,578
2.10%, 3/22/2028	789,000	713,288
2.36%, 3/15/2032	1,074,000	894,084
2.55%, 3/21/2031	1,449,000	1,249,647
2.65%, 11/20/2040	709,000	511,302
2.85%, 9/3/2041	440,000	325,675
2.88%, 11/20/2050	791,000	538,940
2.99%, 10/30/2056	2,487,000	1,654,875
3.00%, 3/22/2027	698,250	663,924
3.00%, 11/20/2060 (b)	424,000	278,598
3.15%, 3/22/2030	244,000	223,199
3.38%, 2/15/2025	754,000	740,119
3.40%, 3/22/2041	968,000	772,754
3.55%, 3/22/2051	1,930,000	1,488,976
3.70%, 3/22/2061	485,000	371,224
3.88%, 2/8/2029 (b)	743,000	720,502
4.00%, 3/22/2050	354,000	293,894
4.02%, 12/3/2029	484,000	468,280
4.13%, 3/16/2027	638,000	628,928
4.13%, 8/15/2046	161,000	138,386
4.27%, 1/15/2036	1,226,000	1,154,610
4.33%, 9/21/2028	746,000	738,346
4.40%, 11/1/2034	250,000	240,760
4.50%, 8/10/2033	729,500	711,832
4.81%, 3/15/2039	250,000	241,807
4.86%, 8/21/2046	600,000	573,210
5.05%, 5/9/2033 (b)	325,000	331,883
5.25%, 3/16/2037	610,000	635,089
5.50%, 3/16/2047 (b)	150,000	157,530
6.55%, 9/15/2043	885,000	1,020,847
7.75%, 12/1/2030	175,000	205,088
Vodafone Group PLC:
4.13%, 5/30/2025	590,000	582,708
4.38%, 2/19/2043	1,368,000	1,194,182
4.88%, 6/19/2049	601,000	545,257
6.15%, 2/27/2037	661,000	715,678
7.88%, 2/15/2030	527,000	604,300
		84,536,765
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.55%, 11/19/2026	235,000	222,855
3.90%, 11/19/2029 (b)	547,000	509,810
		732,665

See accompanying notes to financial statements.
76

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	$ 375,000	$ 262,271
3.00%, 4/1/2025	178,000	174,104
3.25%, 6/15/2027	280,000	270,063
3.30%, 9/15/2051	420,000	319,372
3.65%, 9/1/2025	281,000	276,099
3.90%, 8/1/2046	165,000	140,006
4.05%, 6/15/2048	225,000	195,275
4.13%, 6/15/2047	130,000	114,118
4.15%, 12/15/2048	637,000	561,337
4.40%, 3/15/2042	571,000	528,078
4.45%, 3/15/2043	458,000	425,477
4.55%, 9/1/2044	230,000	214,648
4.70%, 9/1/2045	265,000	254,501
4.90%, 4/1/2044	220,000	217,525
4.95%, 9/15/2041	100,000	99,693
5.20%, 4/15/2054	965,000	1,006,630
5.40%, 6/1/2041	360,000	377,579
6.15%, 5/1/2037	450,000	505,341
Canadian National Railway Co.:
2.45%, 5/1/2050	382,000	250,802
2.75%, 3/1/2026	300,000	288,930
3.20%, 8/2/2046	387,000	299,163
3.65%, 2/3/2048	551,000	458,250
5.85%, 11/1/2033	250,000	274,990
6.13%, 11/1/2053 (b)	100,000	119,618
6.90%, 7/15/2028	171,000	188,018
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	240,000	221,508
2.05%, 3/5/2030	385,000	329,960
2.45%, 12/2/2031	407,000	377,326
2.90%, 2/1/2025	286,000	278,615
3.00%, 12/2/2041	200,000	178,368
3.10%, 12/2/2051	544,000	393,747
3.50%, 5/1/2050	140,000	107,374
4.00%, 6/1/2028 (b)	356,000	348,111
4.20%, 11/15/2069	270,000	224,097
4.80%, 8/1/2045	100,000	94,239
6.13%, 9/15/2115	221,000	246,751
7.13%, 10/15/2031 (b)	325,000	369,154
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	262,000	253,566
CSX Corp.:
2.40%, 2/15/2030 (b)	149,000	131,965
2.60%, 11/1/2026	156,000	148,523
3.25%, 6/1/2027	641,000	618,219
3.35%, 9/15/2049	197,000	149,046
3.80%, 3/1/2028	215,360	211,619
3.80%, 4/15/2050	100,000	81,652
4.10%, 11/15/2032 (b)	1,000,000	972,030
4.25%, 3/15/2029	542,000	541,360
4.25%, 11/1/2066	405,000	346,198
Security Description	Principal Amount	Value
4.30%, 3/1/2048	$ 217,000	$ 193,275
4.50%, 11/15/2052	415,000	386,240
4.50%, 8/1/2054 (b)	104,000	96,198
4.65%, 3/1/2068	125,000	114,929
4.75%, 11/15/2048	149,000	141,943
5.20%, 11/15/2033 (b)	350,000	365,200
FedEx Corp.:
2.40%, 5/15/2031 (b)	155,000	133,254
3.10%, 8/5/2029	580,000	537,271
3.25%, 4/1/2026	792,000	766,117
3.40%, 2/15/2028	193,000	185,156
4.05%, 2/15/2048	376,000	313,430
4.25%, 5/15/2030 (b)	299,000	292,829
4.40%, 1/15/2047	255,000	222,299
4.90%, 1/15/2034 (b)	752,000	763,100
5.10%, 1/15/2044	455,000	439,575
5.25%, 5/15/2050 (b)	257,000	256,517
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	236,000	230,945
Kirby Corp. 4.20%, 3/1/2028 (b)	201,000	193,893
Norfolk Southern Corp.:
2.30%, 5/15/2031	452,000	389,886
2.55%, 11/1/2029	346,000	310,912
2.90%, 6/15/2026	550,000	527,681
2.90%, 8/25/2051	150,000	102,203
3.00%, 3/15/2032 (b)	249,000	221,456
3.05%, 5/15/2050	415,000	295,326
3.16%, 5/15/2055	374,000	263,124
3.40%, 11/1/2049	404,000	305,464
3.70%, 3/15/2053	568,000	449,992
3.80%, 8/1/2028	85,000	82,781
4.10%, 5/15/2121	300,000	227,331
4.15%, 2/28/2048	345,000	297,590
4.45%, 3/1/2033	250,000	246,843
4.55%, 6/1/2053	100,000	91,487
7.80%, 5/15/2027	150,000	164,712
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	136,190
Series MTN, 2.90%, 12/1/2026	105,000	99,083
Series MTN, 4.30%, 6/15/2027 (b)	250,000	244,375
Series MTN, 4.63%, 6/1/2025	150,000	148,880
Series MTN, 5.65%, 3/1/2028	378,000	389,393
Union Pacific Corp.:
2.15%, 2/5/2027	270,000	252,356
2.38%, 5/20/2031	455,000	395,663
2.40%, 2/5/2030	586,000	523,310
2.75%, 3/1/2026	224,000	215,835
2.80%, 2/14/2032	335,000	297,339
2.89%, 4/6/2036	249,000	209,372

See accompanying notes to financial statements.
77

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 3/10/2052	$ 432,000	$ 306,824
3.00%, 4/15/2027	285,000	272,657
3.25%, 8/15/2025	305,000	298,256
3.25%, 2/5/2050	480,000	367,762
3.38%, 2/14/2042	239,000	195,459
3.50%, 2/14/2053	651,000	515,891
3.55%, 5/20/2061	100,000	75,455
Series MTN, 3.55%, 8/15/2039	116,000	99,702
3.70%, 3/1/2029 (b)	691,000	675,653
3.75%, 7/15/2025	218,000	214,558
3.75%, 2/5/2070	158,000	122,971
3.80%, 10/1/2051	434,000	364,070
3.80%, 4/6/2071	141,000	111,616
3.84%, 3/20/2060	680,000	555,519
3.88%, 2/1/2055	192,000	157,484
3.95%, 9/10/2028	1,038,000	1,031,118
4.50%, 1/20/2033	100,000	100,582
5.15%, 1/20/2063	275,000	279,433
United Parcel Service, Inc.:
2.40%, 11/15/2026	216,000	205,485
2.50%, 9/1/2029	302,000	274,606
3.05%, 11/15/2027 (b)	350,000	335,486
3.40%, 3/15/2029 (b)	478,000	462,790
3.63%, 10/1/2042	149,000	126,872
3.75%, 11/15/2047	302,000	255,824
3.90%, 4/1/2025	652,000	644,685
4.25%, 3/15/2049	245,000	222,690
4.45%, 4/1/2030	189,500	191,450
4.88%, 3/3/2033 (b)	426,000	442,320
5.30%, 4/1/2050	815,000	865,359
6.20%, 1/15/2038	433,000	496,357
		37,235,005
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.25%, 9/15/2026	462,000	440,725
3.50%, 6/1/2032	431,000	377,254
3.85%, 3/30/2027	227,000	218,088
4.00%, 6/30/2030	206,000	193,504
4.55%, 11/7/2028 (b)	119,000	116,725
		1,346,296
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc.:
2.63%, 9/16/2026	125,000	112,669
3.38%, 1/20/2027	115,000	104,568
		217,237
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	320,000	273,328
2.95%, 9/1/2027 (b)	320,000	302,496
3.40%, 3/1/2025	284,000	278,011
3.45%, 6/1/2029	499,500	471,708
3.75%, 9/1/2028	109,000	104,933
Security Description	Principal Amount	Value
3.75%, 9/1/2047	$ 496,000	$ 405,485
4.15%, 6/1/2049	279,000	240,551
4.20%, 9/1/2048	290,000	253,216
4.45%, 6/1/2032	100,000	99,393
Essential Utilities, Inc.:
2.40%, 5/1/2031 (b)	330,000	275,811
3.57%, 5/1/2029	254,000	237,327
4.28%, 5/1/2049	245,000	204,249
5.30%, 5/1/2052	100,000	95,930
		3,242,438
TOTAL CORPORATE BONDS & NOTES (Cost $2,032,528,252)		1,949,204,727
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	209,000	211,682
AmeriCredit Automobile Receivables Trust:
Series 2023-1, Class A3, 5.62%, 11/18/2027	161,000	161,798
Series 2023-2, Class A3, 5.81%, 5/18/2028	750,000	759,350
BA Credit Card Trust Series 2023-A2, Class A2, 4.98%, 11/15/2028	482,000	486,875
BMW Vehicle Lease Trust Series 2023-1, Class A4, 5.07%, 6/25/2026	130,000	129,797
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	89,000	90,073
Capital One Prime Auto Receivables Trust:
Series 2022-1, Class A4, 3.32%, 9/15/2027	800,000	774,647
Series 2023-1, Class A3, 4.87%, 2/15/2028	250,000	250,154
CarMax Auto Owner Trust:
Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	996,110
Series 2023-4, Class A3, 6.00%, 7/17/2028	255,000	262,158
Ford Credit Auto Lease Trust Series 2023-A, Class A4, 4.83%, 5/15/2026	500,000	497,841
Ford Credit Auto Owner Trust:
Series 2022-C, Class A3, 4.48%, 12/15/2026	465,000	461,655
Series 2023-A, Class A3, 4.65%, 2/15/2028	133,000	132,492
Series 2023-B, Class A3, 5.23%, 5/15/2028	150,000	151,524

See accompanying notes to financial statements.
78

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust:
Series 2023-2, Class A3, 5.05%, 7/20/2026	$ 301,000	$ 300,945
Series 2023-3, Class A3, 5.38%, 11/20/2026	200,000	201,325
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A4, 0.82%, 10/16/2026	1,000,000	949,245
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	496,771
Series 2023-1, Class A3, 4.66%, 2/16/2028	75,000	74,723
Series 2023-4, Class A3, 5.78%, 8/16/2028	214,000	219,303
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	162,000	162,610
Series 2023-1, Class A3, 5.04%, 4/21/2027	144,000	144,263
Series 2023-3, Class A3, 5.41%, 2/18/2028	458,000	463,736
Series 2023-4, Class A3, 5.67%, 6/21/2028	167,000	170,571
Hyundai Auto Receivables Trust Series 2023-B, Class A3, 5.48%, 4/17/2028	111,000	112,764
Mercedes-Benz Auto Receivables Trust:
Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	424,789
Series 2023-2, Class A3, 5.95%, 11/15/2028	550,000	566,351
Nissan Auto Lease Trust Series 2023-B, Class A3, 5.69%, 7/15/2026	127,000	127,855
Nissan Auto Receivables Owner Trust:
Series 2023-A, Class A3, 4.91%, 11/15/2027	500,000	500,001
Series 2023-B, Class A3, 5.93%, 3/15/2028	140,000	143,384
Santander Drive Auto Receivables Trust:
Series 2023-3, Class A3, 5.61%, 10/15/2027	175,000	175,826
Series 2023-4, Class A3, 5.73%, 4/17/2028	222,000	224,118
Toyota Auto Receivables Owner Trust:
Series 2022-C, Class A3, 3.76%, 4/15/2027	500,000	491,625
Series 2023-C, Class A3, 5.16%, 4/17/2028	111,000	111,900
Security Description	Principal Amount	Value
Series 2022-D, Class A3, 5.30%, 9/15/2027	$ 500,000	$ 502,567
Series 2023-D, Class A3, 5.54%, 8/15/2028	268,000	273,510
Volkswagen Auto Loan Enhanced Trust:
Series 2023-1, Class A3, 5.02%, 6/20/2028	140,000	140,865
Series 2023-2, Class A3, 5.48%, 12/20/2028	750,000	765,795
World Omni Auto Receivables Trust:
Series 2021-B, Class A4, 0.69%, 6/15/2027	926,000	871,233
Series 2023-A, Class A3, 4.83%, 5/15/2028	600,000	598,803
World Omni Automobile Lease Securitization Trust Series 2023-A, Class A3, 5.07%, 9/15/2026	375,000	374,840
		14,955,874
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2022-2, Class A, 3.39%, 5/15/2027	1,100,000	1,077,255
Series 2022-3, Class A, 3.75%, 8/15/2027	723,000	710,652
Series 2023-1, Class A, 4.87%, 5/15/2028	391,000	393,535
Series 2023-3, Class A, 5.23%, 9/15/2028	400,000	406,353
BA Credit Card Trust Series 2022-A2, Class A2, 5.00%, 4/15/2028	1,000,000	1,004,723
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	300,000	299,591
Capital One Multi-Asset Execution Trust:
Series 2022-A1, Class A1, 2.80%, 3/15/2027	500,000	487,135
Series 2022-A2, Class A, 3.49%, 5/15/2027	600,000	588,248
Series 2023-A1, Class A, 4.42%, 5/15/2028	477,000	474,713
Chase Issuance Trust:
Series 2022-A1, Class A, 3.97%, 9/15/2027	181,000	178,562
Series 2023-A1, Class A, 5.16%, 9/15/2028	500,000	507,458
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	274,864

See accompanying notes to financial statements.
79

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	$ 544,000	$ 494,200
Series 2022-A1, Class A1, 1.96%, 2/15/2027	375,000	362,542
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	244,532
Series 2022-A3, Class A3, 3.56%, 7/15/2027	1,000,000	979,845
Series 2023-A2, Class A, 4.93%, 6/15/2028	362,000	364,562
Series 2022-A4, Class A, 5.03%, 10/15/2027	286,000	287,124
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.37%, 4/15/2028	210,000	205,210
Series 2022-A2, Class A, 3.86%, 7/15/2028	500,000	490,954
Series 2023-A2, Class A, 5.74%, 10/15/2029	650,000	666,065
		10,498,123
OTHER ABS — 0.0% (a)
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1, 5.23%, 12/8/2027	112,000	112,769
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	750,000	749,690
John Deere Owner Trust:
Series 2023-A, Class A4, 2.49%, 1/16/2029	485,000	465,294
Series 2023-B, Class A3, 5.18%, 3/15/2028	167,000	168,335
Verizon Master Trust:
Series 2021-1, Class B, 0.69%, 5/20/2027	800,000	783,271
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	414,431
		2,693,790
TOTAL ASSET-BACKED SECURITIES (Cost $28,234,411)		28,147,787
FOREIGN GOVERNMENT OBLIGATIONS — 2.7%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	405,000	377,885
1.50%, 02/12/2025	723,000	697,493
2.88%, 05/23/2025 (b)	150,000	146,370
3.63%, 09/09/2027	366,000	360,495
Security Description	Principal Amount	Value
Series GMTN, 0.50%, 02/02/2026	$ 544,000	$ 502,727
		2,084,970
BRAZIL — 0.0% (a)
Vale Overseas Ltd. 6.13%, 6/12/2033	675,000	699,334
CANADA — 0.3%
Canada Government International Bonds:
0.75%, 05/19/2026	720,000	664,793
1.63%, 01/22/2025	1,042,000	1,009,954
2.88%, 04/28/2025	869,000	849,897
3.75%, 04/26/2028	1,493,000	1,480,457
Export Development Canada:
3.38%, 08/26/2025	480,000	471,577
4.38%, 06/29/2026	2,000,000	2,008,522
Province of Alberta:
1.00%, 05/20/2025	883,000	839,008
1.30%, 07/22/2030	257,000	214,259
3.30%, 03/15/2028	646,000	624,331
Province of British Columbia:
4.20%, 07/06/2033	215,000	212,867
4.80%, 11/15/2028	1,215,000	1,251,408
Series 3, 7.25%, 09/01/2036	190,000	239,815
Series 9, 2.25%, 06/02/2026	321,000	305,922
Province of Manitoba 4.30%, 7/27/2033	750,000	745,748
Province of New Brunswick 3.63%, 2/24/2028	116,000	112,771
Province of Ontario:
1.05%, 04/14/2026	585,000	543,390
1.13%, 10/07/2030	3,267,000	2,679,109
1.60%, 02/25/2031	130,000	109,305
1.80%, 10/14/2031	235,000	197,821
2.00%, 10/02/2029	377,000	336,372
2.30%, 06/15/2026	170,000	162,060
2.50%, 04/27/2026	673,000	645,629
3.10%, 05/19/2027	315,000	304,159
Province of Quebec:
0.60%, 07/23/2025	819,000	770,118
1.35%, 05/28/2030	132,000	111,124
2.50%, 04/20/2026	520,000	499,147
2.75%, 04/12/2027	305,000	291,491
3.63%, 04/13/2028	330,000	323,481
4.50%, 09/08/2033	995,000	1,007,413
Series QX, 1.50%, 02/11/2025	850,000	819,449
		19,831,397
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	450,000	391,342

See accompanying notes to financial statements.
80

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 01/27/2032	$ 305,000	$ 261,763
2.55%, 07/27/2033	510,000	421,074
2.75%, 01/31/2027	749,000	706,357
3.10%, 05/07/2041	735,000	557,869
3.10%, 01/22/2061	310,000	207,367
3.24%, 02/06/2028	581,000	552,821
3.50%, 01/31/2034	487,000	433,820
3.50%, 01/25/2050	734,000	557,235
3.50%, 04/15/2053	200,000	150,369
3.86%, 06/21/2047	340,000	278,112
4.00%, 01/31/2052	695,000	571,433
4.34%, 03/07/2042	368,000	328,550
4.95%, 01/05/2036	685,000	676,358
5.33%, 01/05/2054	285,000	283,182
		6,377,652
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	275,000	165,085
0.38%, 07/18/2025	1,310,000	1,229,802
0.63%, 01/22/2026	1,422,000	1,320,313
1.75%, 09/14/2029 (b)	168,000	149,251
2.00%, 05/02/2025 (b)	1,104,000	1,066,817
2.88%, 04/03/2028 (b)	307,000	293,311
3.13%, 06/10/2025	1,816,000	1,779,844
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	477,000	442,670
2.38%, 06/10/2025	535,000	518,311
Series 37, 2.50%, 11/15/2027	287,000	271,267
Series 40, 0.50%, 05/27/2025 (b)	343,000	323,888
		7,560,559
HONG KONG — 0.0% (a)
Hong Kong Government International Bonds Series GMTN, 1.75%, 11/24/2031	200,000	168,631
HUNGARY — 0.0% (a)
Hungary Government International Bonds 7.63%, 3/29/2041	579,600	691,189
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	244,366
2.15%, 07/28/2031	450,000	379,332
2.85%, 02/14/2030	511,000	462,614
3.05%, 03/12/2051	674,000	514,994
3.20%, 09/23/2061	234,000	169,507
3.35%, 03/12/2071	350,000	257,020
3.40%, 09/18/2029	245,000	229,795
3.50%, 02/14/2050	479,000	385,704
Security Description	Principal Amount	Value
3.55%, 03/31/2032	$ 400,000	$ 369,828
3.70%, 10/30/2049	355,000	297,268
3.85%, 10/15/2030	100,000	95,306
4.10%, 04/24/2028	390,000	382,576
4.15%, 09/20/2027	757,000	745,576
4.20%, 10/15/2050	250,000	224,730
4.35%, 01/11/2048	365,000	338,085
4.45%, 04/15/2070	445,000	400,874
4.55%, 01/11/2028	305,000	304,625
4.65%, 09/20/2032	340,000	340,065
4.75%, 02/11/2029	175,000	176,371
4.85%, 01/11/2033	600,000	612,956
5.35%, 02/11/2049	417,000	442,542
5.45%, 09/20/2052	12,500	13,307
		7,387,441
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	761,000	672,452
2.88%, 03/16/2026	390,000	371,739
3.88%, 07/03/2050	1,078,000	829,663
4.13%, 01/17/2048	320,000	258,109
4.50%, 01/17/2033	335,000	318,339
4.50%, 01/30/2043	212,000	186,551
4.50%, 04/03/2120	222,000	172,935
State of Israel:
2.50%, 01/15/2030	325,000	283,076
3.38%, 01/15/2050	460,000	325,522
		3,418,386
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	1,046,000	967,149
2.88%, 10/17/2029	700,000	627,148
3.88%, 05/06/2051	1,007,000	722,283
4.00%, 10/17/2049	660,000	496,150
		2,812,730
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	691,000	648,744
1.25%, 01/21/2031	355,000	288,121
1.63%, 01/20/2027	200,000	184,284
1.88%, 07/21/2026	321,000	300,721
1.88%, 04/15/2031	759,000	640,708
2.00%, 10/17/2029	340,000	299,315
2.13%, 02/10/2025	255,000	247,356
2.13%, 02/16/2029	350,000	314,098
2.25%, 11/04/2026	817,000	768,607
2.38%, 04/20/2026	160,000	152,434
2.50%, 05/28/2025	640,000	619,586
2.75%, 01/21/2026	535,000	516,130
2.75%, 11/16/2027	520,000	490,848

See accompanying notes to financial statements.
81

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 04/14/2025	$ 518,000	$ 505,162
2.88%, 06/01/2027	1,058,000	1,008,301
2.88%, 07/21/2027	572,000	544,684
3.25%, 07/20/2028	345,000	329,821
3.88%, 09/16/2025	358,000	352,793
4.25%, 01/26/2026	420,000	417,635
4.63%, 07/19/2028	550,000	557,344
Japan International Cooperation Agency:
1.00%, 07/22/2030	200,000	161,298
2.13%, 10/20/2026	200,000	187,493
2.75%, 04/27/2027	499,000	472,964
3.25%, 05/25/2027	215,000	206,764
3.38%, 06/12/2028	316,000	303,169
		10,518,380
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,321,000	1,116,801
3.25%, 04/16/2030	896,000	811,426
3.50%, 02/12/2034	1,145,000	969,037
3.75%, 01/11/2028	937,000	903,483
3.77%, 05/24/2061	870,000	589,408
4.13%, 01/21/2026	833,100	826,405
4.15%, 03/28/2027	833,000	825,579
4.28%, 08/14/2041	776,000	642,419
4.35%, 01/15/2047	595,000	478,613
4.40%, 02/12/2052	395,000	312,967
4.50%, 04/22/2029	926,000	913,417
4.50%, 01/31/2050	1,181,000	963,965
4.60%, 01/23/2046	1,330,000	1,108,274
4.60%, 02/10/2048	333,600	275,128
4.75%, 04/27/2032	354,000	340,760
5.00%, 04/27/2051	835,000	725,577
5.40%, 02/09/2028	365,000	373,913
6.34%, 05/04/2053	830,000	846,512
6.35%, 02/09/2035	725,000	759,116
Series A, 6.05%, 01/11/2040	562,000	567,297
Series GMTN, 5.75%, 10/12/2110	855,000	764,383
Series MTN, 4.75%, 03/08/2044	1,808,000	1,551,269
Series MTN, 6.75%, 09/27/2034	300,000	324,750
		16,990,499
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	718,000	525,034
3.16%, 01/23/2030	682,000	581,455
3.75%, 03/16/2025	555,000	539,271
3.87%, 07/23/2060	507,000	303,320
3.88%, 03/17/2028	562,000	518,377
Security Description	Principal Amount	Value
4.30%, 04/29/2053	$ 590,000	$ 395,000
4.50%, 04/16/2050	245,000	169,820
4.50%, 04/01/2056	718,000	482,428
4.50%, 01/19/2063	381,000	249,808
6.40%, 02/14/2035	410,000	400,040
6.70%, 01/26/2036	565,000	560,508
6.85%, 03/28/2054	400,000	373,887
6.88%, 01/31/2036	400,000	399,408
7.13%, 01/29/2026	486,000	497,051
8.88%, 09/30/2027	670,000	728,911
9.38%, 04/01/2029	284,000	322,581
		7,046,899
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	335,000	262,124
2.39%, 01/23/2026	544,000	517,200
2.78%, 01/23/2031	1,549,000	1,348,772
2.78%, 12/01/2060	370,000	230,441
2.84%, 06/20/2030	157,700	139,962
3.00%, 01/15/2034	382,000	322,136
3.23%, 07/28/2121	235,000	146,238
3.55%, 03/10/2051	500,000	379,217
3.60%, 01/15/2072	230,000	161,919
4.13%, 08/25/2027	260,000	254,978
5.63%, 11/18/2050	587,800	612,452
6.55%, 03/14/2037	413,000	459,375
7.35%, 07/21/2025	907,000	936,412
		5,771,226
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	488,000	400,278
1.95%, 01/06/2032	410,000	338,488
2.46%, 05/05/2030	308,000	272,622
2.65%, 12/10/2045	445,000	316,356
2.95%, 05/05/2045	548,000	412,123
3.00%, 02/01/2028	701,000	661,390
3.20%, 07/06/2046	795,000	612,905
3.56%, 09/29/2032	225,000	207,877
3.70%, 02/02/2042	845,000	724,240
3.75%, 01/14/2029	607,000	584,946
3.95%, 01/20/2040	331,000	299,600
4.63%, 07/17/2028	225,000	225,955
5.00%, 07/17/2033	565,000	581,117
5.00%, 01/13/2037	382,000	390,551
5.50%, 03/30/2026	291,000	295,831
5.50%, 01/17/2048	200,000	211,002
5.95%, 10/13/2047	380,000	424,051
6.38%, 10/23/2034	626,000	707,545
7.75%, 01/14/2031	510,000	604,431
9.50%, 02/02/2030	710,000	892,825
9.50%, 02/02/2030	71,000	89,158

See accompanying notes to financial statements.
82

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
10.63%, 03/16/2025	$ 924,000	$ 984,096
		10,237,387
POLAND — 0.0% (a)
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	465,000	450,641
4.88%, 10/04/2033	720,000	728,164
5.50%, 11/16/2027	325,000	337,137
5.50%, 04/04/2053	489,000	509,023
5.75%, 11/16/2032	902,000	973,852
		2,998,817
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	260,000	238,528
0.75%, 09/21/2025	500,000	467,072
1.25%, 01/18/2025	208,000	200,496
1.25%, 09/21/2030	175,000	141,521
1.38%, 02/09/2031	570,000	459,119
1.88%, 02/12/2025	165,000	159,767
2.13%, 01/18/2032	150,000	125,367
2.38%, 04/21/2027	345,000	322,358
2.50%, 06/29/2041	142,000	103,868
2.63%, 05/26/2026	650,000	618,515
2.88%, 01/21/2025	445,000	436,111
4.25%, 09/15/2027	251,000	248,548
5.00%, 01/11/2028	1,273,000	1,296,687
5.13%, 01/11/2033	200,000	207,513
5.13%, 09/18/2033	345,000	358,495
Korea Development Bank:
0.80%, 04/27/2026	230,000	210,034
0.80%, 07/19/2026	410,000	371,266
1.00%, 09/09/2026	750,000	679,858
1.63%, 01/19/2031	625,000	514,806
2.00%, 02/24/2025	325,000	314,671
2.00%, 09/12/2026 (b)	225,000	209,520
2.00%, 10/25/2031	274,000	227,858
2.25%, 02/24/2027	350,000	326,768
4.38%, 02/15/2033	200,000	196,515
5.63%, 10/23/2033	300,000	323,301
Series GMTN, 1.75%, 02/18/2025	220,000	212,600
Korea International Bonds:
1.00%, 09/16/2030	510,000	416,244
2.75%, 01/19/2027	516,000	494,215
4.13%, 06/10/2044	280,000	260,674
5.63%, 11/03/2025	200,000	202,714
		10,345,009
SUPRANATIONAL — 1.1%
African Development Bank:
0.88%, 03/23/2026	770,000	714,937
0.88%, 07/22/2026	594,000	546,343
3.38%, 07/07/2025	508,000	499,374
Security Description	Principal Amount	Value
4.38%, 03/14/2028	$ 470,000	$ 475,922
Asian Development Bank:
0.63%, 04/29/2025	1,230,000	1,167,528
4.25%, 01/09/2026	920,000	919,430
5.82%, 06/16/2028	1,456,000	1,555,969
6.22%, 08/15/2027	147,000	156,298
Series GMTN, 0.38%, 09/03/2025	1,149,000	1,073,924
Series GMTN, 0.50%, 02/04/2026	1,365,000	1,262,598
Series GMTN, 0.75%, 10/08/2030	475,000	383,358
Series GMTN, 1.00%, 04/14/2026	2,065,000	1,920,677
Series GMTN, 1.50%, 01/20/2027	1,086,000	1,005,397
Series GMTN, 1.50%, 03/04/2031	235,000	198,406
Series GMTN, 1.75%, 09/19/2029	413,000	366,141
Series GMTN, 1.88%, 01/24/2030	247,000	218,380
Series GMTN, 2.00%, 01/22/2025	275,000	267,196
Series GMTN, 2.00%, 04/24/2026	210,000	199,691
Series GMTN, 2.50%, 11/02/2027	463,000	437,725
Series GMTN, 2.63%, 01/12/2027	350,000	335,185
Series GMTN, 2.75%, 01/19/2028	355,000	338,024
Series GMTN, 3.13%, 08/20/2027	1,158,000	1,121,975
Series GMTN, 3.13%, 09/26/2028	400,000	385,064
Series GMTN, 3.88%, 09/28/2032	175,000	172,674
Series GMTN, 3.88%, 06/14/2033	510,000	502,875
Series GMTN, 4.00%, 01/12/2033	405,000	403,680
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	592,000	558,789
0.50%, 01/27/2026	286,000	264,270
3.75%, 09/14/2027	425,000	419,581
4.00%, 01/18/2028 (b)	2,070,000	2,059,091
4.88%, 09/14/2026 (b)	1,000,000	1,016,670
Corp. Andina de Fomento 1.63%, 9/23/2025 (b)	479,000	451,544
Council of Europe Development Bank:
1.38%, 02/27/2025	813,000	782,326
3.00%, 06/16/2025	461,000	450,475
3.63%, 01/26/2028 (b)	150,000	147,659
3.75%, 05/25/2026	270,000	267,046

See accompanying notes to financial statements.
83

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
0.50%, 05/19/2025	$ 940,000	$ 888,300
Series GMTN, 0.50%, 01/28/2026	593,000	548,762
Series GMTN, 1.50%, 02/13/2025 (b)	437,000	421,635
Series GMTN, 4.38%, 03/09/2028	1,300,000	1,318,395
European Investment Bank:
0.38%, 12/15/2025 (b)	985,000	912,770
0.38%, 03/26/2026	1,247,000	1,146,292
0.63%, 07/25/2025 (b)	495,000	466,394
0.63%, 10/21/2027	125,000	110,179
0.75%, 10/26/2026	785,000	715,794
0.75%, 09/23/2030	195,000	158,490
0.88%, 05/17/2030	285,000	235,612
1.25%, 02/14/2031 (b)	941,000	786,403
1.63%, 03/14/2025 (b)	3,732,000	3,601,455
1.63%, 10/09/2029 (b)	252,000	221,803
1.63%, 05/13/2031	335,000	285,993
1.75%, 03/15/2029	300,000	269,007
1.88%, 02/10/2025	975,000	945,789
2.13%, 04/13/2026 (b)	100,000	95,504
2.38%, 05/24/2027	198,000	187,607
3.25%, 11/15/2027	1,495,000	1,454,381
3.75%, 02/14/2033 (b)	2,975,000	2,920,319
3.88%, 03/15/2028 (b)	577,000	574,629
Series GMTN, 1.38%, 03/15/2027 (b)	1,335,000	1,228,307
Inter-American Development Bank:
0.63%, 07/15/2025	342,000	322,373
0.63%, 09/16/2027	435,000	384,679
0.88%, 04/03/2025	1,610,000	1,536,117
1.13%, 07/20/2028	1,617,000	1,424,108
1.50%, 01/13/2027	550,000	509,580
2.00%, 07/23/2026	114,000	107,983
2.13%, 01/15/2025	514,000	500,374
2.38%, 07/07/2027	968,000	915,205
3.50%, 09/14/2029	1,024,000	999,137
4.00%, 01/12/2028	584,000	583,247
Series GMTN, 0.88%, 04/20/2026	1,313,000	1,217,663
Series GMTN, 1.13%, 01/13/2031	195,000	160,951
Series GMTN, 1.75%, 03/14/2025	1,138,000	1,099,365
Series GMTN, 3.50%, 04/12/2033	2,467,000	2,361,067
Series GMTN, 3.88%, 10/28/2041	700,000	646,807
Inter-American Investment Corp. 4.75%, 9/19/2028	1,000,000	1,025,270
Security Description	Principal Amount	Value
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	$ 1,284,000	$ 1,204,238
0.50%, 10/28/2025	1,560,000	1,454,232
0.63%, 04/22/2025	2,162,000	2,054,484
0.65%, 02/10/2026	448,000	410,458
0.75%, 03/11/2025	955,000	911,996
0.75%, 11/24/2027	1,332,000	1,175,264
0.75%, 08/26/2030	763,000	617,778
0.88%, 05/14/2030	801,000	659,648
1.13%, 09/13/2028	1,569,000	1,377,143
1.25%, 02/10/2031	705,000	586,130
1.38%, 04/20/2028	1,260,000	1,129,829
1.63%, 01/15/2025	964,000	933,730
1.63%, 11/03/2031	1,509,000	1,271,317
1.75%, 10/23/2029	636,000	562,186
1.88%, 10/27/2026	199,000	187,132
2.50%, 07/29/2025	3,328,000	3,227,994
2.50%, 03/29/2032	780,000	698,209
3.13%, 11/20/2025 (b)	332,000	324,387
3.13%, 06/15/2027	1,685,000	1,633,995
3.63%, 09/21/2029	450,000	441,643
3.88%, 02/14/2030	775,000	769,257
4.63%, 08/01/2028	1,500,000	1,538,760
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	733,000	688,338
Series GMTN, 0.75%, 10/08/2026	880,000	803,255
Series GMTN, 2.13%, 04/07/2026 (b)	190,000	181,414
Series GMTN, 3.63%, 09/15/2025	546,000	538,607
Nordic Investment Bank:
4.38%, 03/14/2028	875,000	886,550
Series GMTN, 0.50%, 01/21/2026	500,000	462,990
		83,064,932
SWEDEN — 0.1%
Svensk Exportkredit AB:
4.13%, 06/14/2028	740,000	739,376
Series GMTN, 0.63%, 05/14/2025	365,000	345,149
Series GMTN, 4.00%, 07/15/2025	605,000	599,039
Series GMTN, 4.63%, 11/28/2025	500,000	500,336
Series GMTN, 4.88%, 09/14/2026	925,000	938,695
		3,122,595
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	330,000	301,722

See accompanying notes to financial statements.
84

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Israel Government AID Bonds 5.50%, 9/18/2033	$ 770,000	$ 847,192
		1,148,914
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.38%, 10/27/2027	986,000	992,836
4.38%, 01/23/2031	720,000	713,296
4.98%, 04/20/2055	821,000	800,570
5.10%, 06/18/2050	1,255,000	1,258,172
		3,764,874
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $218,886,688)		206,041,821
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.1%
Federal Farm Credit Banks Funding Corp.:
0.53%, 9/29/2025	500,000	466,177
1.13%, 1/6/2025	905,000	872,162
1.75%, 2/14/2025	380,000	368,037
2.02%, 4/1/2031	690,000	588,658
4.38%, 6/23/2026	3,000,000	3,007,683
4.50%, 8/14/2026	1,000,000	1,008,242
5.00%, 3/10/2025	340,000	340,803
5.13%, 10/10/2025	2,000,000	2,024,049
5.13%, 10/20/2025	2,500,000	2,526,202
Federal Home Loan Banks:
0.50%, 4/14/2025	3,800,000	3,609,626
1.00%, 3/23/2026	438,750	407,607
1.10%, 8/20/2026	405,000	372,743
1.25%, 12/21/2026	730,000	671,581
3.25%, 11/16/2028 (b)	2,495,000	2,423,478
4.00%, 6/30/2028	3,570,000	3,587,236
4.13%, 8/28/2025	320,000	317,286
4.63%, 6/6/2025 (b)	2,420,000	2,423,617
5.00%, 2/28/2025	6,295,000	6,313,994
Federal Home Loan Mortgage Corp.:
0.38%, 7/21/2025	860,000	808,309
0.38%, 9/23/2025	2,270,000	2,119,414
0.80%, 10/28/2026	364,000	331,044
0.84%, 11/24/2027	275,000	242,513
1.50%, 2/12/2025	6,710,000	6,478,615
1.50%, 2/1/2037	8,300,212	7,244,067
1.50%, 4/1/2037	4,980,863	4,342,602
1.50%, 5/1/2041	4,051,719	3,358,405
1.50%, 2/1/2051	5,762,412	4,498,589
1.50%, 10/1/2051	5,859,342	4,564,354
1.50%, 11/1/2051	5,313,021	4,138,199
2.00%, 7/1/2035	3,120,662	2,808,920
2.00%, 2/1/2036	3,001,157	2,698,654
Security Description	Principal Amount	Value
2.00%, 6/1/2036	$ 10,765,898	$ 9,717,542
2.00%, 1/1/2037	8,165,335	7,324,975
2.00%, 2/1/2037	3,740,098	3,361,237
2.00%, 4/1/2037	2,585,306	2,315,066
2.00%, 3/1/2042	1,585,519	1,358,017
2.00%, 6/1/2050	208,288	172,217
2.00%, 8/1/2050	20,779,447	17,285,723
2.00%, 10/1/2050	9,208,269	7,574,844
2.00%, 11/1/2050	13,176,204	10,834,832
2.00%, 12/1/2050	7,904,499	6,497,441
2.00%, 1/1/2051	10,026,251	8,238,395
2.00%, 2/1/2051	30,917,594	25,394,855
2.00%, 4/1/2051	6,209,224	5,070,182
2.00%, 9/1/2051	19,025,466	15,572,988
2.00%, 11/1/2051	22,987,244	18,805,138
2.00%, 12/1/2051	2,780,940	2,303,103
2.00%, 2/1/2052	17,791,820	14,542,505
2.00%, 3/1/2052	7,105,063	5,809,906
2.00%, 5/1/2052	3,899,498	3,225,839
2.00%, 8/1/2052	8,510,544	6,950,180
2.50%, 9/1/2028	52,833	50,670
2.50%, 10/1/2029	138,771	132,513
2.50%, 1/1/2031	192,298	182,057
2.50%, 5/1/2031	576,154	544,374
2.50%, 6/1/2031	225,635	213,097
2.50%, 11/1/2032	508,937	477,109
2.50%, 12/1/2032	414,617	388,552
2.50%, 2/1/2033	761,904	713,644
2.50%, 3/1/2033	1,358,403	1,270,617
2.50%, 8/1/2035	2,330,345	2,151,807
2.50%, 9/1/2035	1,605,048	1,482,078
2.50%, 1/1/2037	3,318,689	3,063,154
2.50%, 4/1/2037	774,351	714,727
2.50%, 9/1/2046	599,573	523,899
2.50%, 8/1/2050	12,828,981	10,990,756
2.50%, 10/1/2050	7,523,850	6,442,048
2.50%, 11/1/2050	5,848,785	5,006,379
2.50%, 1/1/2051	12,908,509	11,060,010
2.50%, 5/1/2051	257,739	222,468
2.50%, 6/1/2051	16,023,807	13,635,138
2.50%, 9/1/2051	15,969,562	13,629,694
2.50%, 10/1/2051	13,383,660	11,419,766
2.50%, 11/1/2051	16,205,847	13,822,572
2.50%, 12/1/2051	13,750,176	11,724,628
2.50%, 1/1/2052	10,071,154	8,682,929
2.50%, 4/1/2052	26,429,829	22,672,820
3.00%, 11/1/2027	412,563	401,291
3.00%, 2/1/2029	114,595	110,802
3.00%, 7/1/2029	95,703	92,283
3.00%, 9/1/2029	146,227	140,895
3.00%, 4/1/2030	149,403	143,564
3.00%, 12/1/2030	410,861	393,849
3.00%, 2/1/2031	866,386	828,748
3.00%, 5/1/2031	311,885	298,440
3.00%, 9/1/2032	836,752	796,894

See accompanying notes to financial statements.
85

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2033	$ 2,488,988	$ 2,398,330
3.00%, 5/1/2033	1,600,310	1,519,499
3.00%, 7/1/2035	177,231	166,414
3.00%, 4/1/2036	338,462	317,596
3.00%, 8/1/2036	605,818	573,219
3.00%, 5/1/2037	4,621,029	4,374,101
3.00%, 3/1/2043	397,963	363,415
3.00%, 4/1/2043	639,030	583,555
3.00%, 7/1/2043	238,060	217,394
3.00%, 8/1/2043	108,234	98,838
3.00%, 9/1/2043	158,465	144,709
3.00%, 10/1/2043	120,617	110,146
3.00%, 6/1/2045	373,530	338,222
3.00%, 8/1/2045	1,195,734	1,086,544
3.00%, 4/1/2046	543,132	490,871
3.00%, 9/1/2046	403,327	364,518
3.00%, 10/1/2046	2,218,006	2,004,586
3.00%, 11/1/2046	449,243	406,016
3.00%, 12/1/2046	1,355,643	1,225,200
3.00%, 2/1/2047	1,299,173	1,174,164
3.00%, 7/1/2047	2,879,847	2,599,657
3.00%, 12/1/2047	2,394,435	2,162,056
3.00%, 1/1/2048	654,970	591,405
3.00%, 2/1/2048	1,352,012	1,220,800
3.00%, 3/1/2048	68,078	61,471
3.00%, 11/1/2048	1,462,792	1,320,472
3.00%, 10/1/2049	1,547,489	1,384,777
3.00%, 12/1/2049	1,174,420	1,050,935
3.00%, 1/1/2050	3,312,562	2,964,260
3.00%, 2/1/2050	3,618,856	3,238,348
3.00%, 4/1/2050	5,990,335	5,353,880
3.00%, 5/1/2050	140,288	126,581
3.00%, 6/1/2051	4,310,231	3,820,955
3.00%, 3/1/2052	10,775,928	9,525,104
3.00%, 4/1/2052	2,924,101	2,612,519
3.00%, 8/1/2052	1,420,366	1,255,496
3.50%, 5/1/2026	142,208	139,553
3.50%, 1/1/2029	32,909	32,101
3.50%, 11/1/2029	116,038	112,837
3.50%, 2/1/2030	84,894	82,581
3.50%, 3/1/2032	126,109	121,683
3.50%, 6/1/2033	270,434	262,605
3.50%, 1/1/2034	621,766	603,766
3.50%, 10/1/2037	3,382,473	3,256,240
3.50%, 3/1/2038	647,517	620,406
3.50%, 10/1/2041	76,557	72,157
3.50%, 11/1/2041	1,741	1,657
3.50%, 12/1/2041	177,515	167,509
3.50%, 4/1/2043	143,017	135,610
3.50%, 5/1/2043	246,091	232,512
3.50%, 8/1/2043	431,296	405,507
3.50%, 6/1/2044	83,310	78,038
3.50%, 8/1/2044	170,812	160,001
3.50%, 10/1/2044	98,223	92,007
3.50%, 11/1/2044	154,213	144,453
Security Description	Principal Amount	Value
3.50%, 12/1/2044	$ 126,821	$ 118,793
3.50%, 1/1/2045	163,637	153,281
3.50%, 2/1/2045	226,030	211,725
3.50%, 7/1/2045	2,952,426	2,778,700
3.50%, 10/1/2045	203,708	190,740
3.50%, 12/1/2045	401,504	377,030
3.50%, 3/1/2046	431,274	403,407
3.50%, 5/1/2046	191,343	178,980
3.50%, 8/1/2046	1,170,217	1,095,731
3.50%, 9/1/2046	2,455,643	2,296,970
3.50%, 12/1/2046	319,120	298,500
3.50%, 4/1/2047	35,842	33,409
3.50%, 9/1/2047	1,659,993	1,547,304
3.50%, 10/1/2047	234,542	218,620
3.50%, 11/1/2047	126,114	117,553
3.50%, 12/1/2047	344,558	321,168
3.50%, 1/1/2048	619,010	576,988
3.50%, 2/1/2048	1,624,694	1,514,401
3.50%, 7/1/2048	326,405	304,047
3.50%, 11/1/2048	893,256	832,072
3.50%, 6/1/2049	1,133,997	1,051,017
3.50%, 7/1/2049	688,273	637,909
3.50%, 9/1/2049	5,260,408	4,928,634
3.50%, 3/1/2050	2,810,298	2,604,655
3.50%, 5/1/2051	4,293,886	3,979,683
3.50%, 9/1/2052	7,208,235	6,611,417
3.56%, 6/27/2025	245,000	240,555
4.00%, 4/1/2024	740	736
4.00%, 5/1/2025	3,390	3,347
4.00%, 6/1/2025	8,153	8,045
4.00%, 8/1/2025	1,587	1,566
4.00%, 9/1/2025	2,011	1,981
4.00%, 6/1/2026	28,772	28,340
4.00%, 7/1/2029	636,764	626,603
4.00%, 8/1/2039	60,276	58,678
4.00%, 10/1/2040	72,712	70,688
4.00%, 12/1/2040	157,564	153,373
4.00%, 8/1/2041	10,393	10,092
4.00%, 12/1/2041	225,915	219,370
4.00%, 4/1/2042	145,810	141,586
4.00%, 6/1/2042	340,110	330,191
4.00%, 12/1/2043	74,455	72,178
4.00%, 5/1/2044	163,866	158,544
4.00%, 7/1/2044	242,578	234,707
4.00%, 12/1/2044	89,429	86,527
4.00%, 4/1/2045	176,524	170,544
4.00%, 5/1/2045	986,912	958,325
4.00%, 10/1/2045	266,206	257,188
4.00%, 11/1/2045	1,292,842	1,247,680
4.00%, 1/1/2046	196,392	189,739
4.00%, 3/1/2046	142,944	138,307
4.00%, 1/1/2047	3,135,826	3,020,949
4.00%, 9/1/2047	130,010	125,354
4.00%, 11/1/2047	779,312	751,406
4.00%, 12/1/2047	313,894	302,654

See accompanying notes to financial statements.
86

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/1/2048	$ 455,232	$ 438,931
4.00%, 4/1/2048	705,875	678,996
4.00%, 5/1/2048	1,081,151	1,039,980
4.00%, 7/1/2048	740,661	712,457
4.00%, 10/1/2048	1,291,544	1,242,362
4.00%, 12/1/2048	633,756	609,622
4.00%, 9/1/2049	659,588	632,753
4.00%, 6/1/2050	898,077	855,590
4.00%, 2/1/2051	1,471,083	1,411,233
4.00%, 10/1/2052	1,788,351	1,690,413
4.00%, 1/1/2053	3,710,315	3,508,905
4.05%, 8/28/2025	544,000	538,888
4.19%, 7/29/2025	100,000	98,868
4.50%, 2/1/2039	1,019	1,016
4.50%, 6/1/2039	64,335	64,155
4.50%, 9/1/2039	51,399	51,255
4.50%, 12/1/2039	32,440	32,349
4.50%, 2/1/2040	19,035	18,976
4.50%, 3/1/2040	15,455	15,407
4.50%, 6/1/2040	483	481
4.50%, 12/1/2040	186,264	185,684
4.50%, 4/1/2041	3,129	3,115
4.50%, 7/1/2041	109,768	109,267
4.50%, 8/1/2041	8,642	8,602
4.50%, 9/1/2041	37,177	37,007
4.50%, 10/1/2041	312,962	311,991
4.50%, 10/1/2043	4,235	4,259
4.50%, 8/1/2044	5,419	5,384
4.50%, 9/1/2044	146,094	145,141
4.50%, 4/1/2047	43,725	43,189
4.50%, 10/1/2047	42,944	42,417
4.50%, 12/1/2047	130,963	129,357
4.50%, 1/1/2048	413,733	408,662
4.50%, 5/1/2048	509,521	501,857
4.50%, 6/1/2048	172,812	170,210
4.50%, 7/1/2048	452,139	445,855
4.50%, 12/1/2048	290,273	286,238
4.50%, 3/1/2049	411,136	405,421
4.50%, 7/1/2049	2,757,038	2,710,224
4.50%, 6/1/2052	2,467,599	2,392,482
4.50%, 10/1/2052	1,481,092	1,436,043
4.50%, 12/1/2052	6,227,479	6,073,572
4.50%, 1/1/2053	988,821	958,746
4.50%, 5/1/2053	6,793,250	6,581,728
5.00%, 10/1/2033	4,378	4,417
5.00%, 11/1/2035	6,108	6,179
5.00%, 4/1/2036	14,467	14,636
5.00%, 12/1/2036	1,273	1,290
5.00%, 2/1/2038	102,946	104,600
5.00%, 3/1/2038	60,888	61,847
5.00%, 6/1/2038	17,680	17,972
5.00%, 11/1/2038	147,310	149,640
5.00%, 1/1/2039	22,224	22,592
5.00%, 2/1/2039	48,475	49,275
5.00%, 3/1/2039	150,156	152,909
Security Description	Principal Amount	Value
5.00%, 10/1/2039	$ 13,654	$ 13,880
5.00%, 2/1/2040	34,130	34,851
5.00%, 7/1/2048	553,033	556,433
5.00%, 9/1/2048	125,780	126,553
5.00%, 11/1/2048	532,133	534,758
5.00%, 3/1/2049	219,725	221,221
5.00%, 3/1/2050	626,622	630,062
5.00%, 9/1/2052	4,486,892	4,447,332
5.00%, 10/1/2052	2,350,220	2,338,048
5.00%, 12/1/2052	4,045,036	4,035,200
5.00%, 2/1/2053	14,542,466	14,385,465
5.00%, 7/1/2053	12,907,179	12,767,023
5.15%, 1/24/2025	125,000	124,871
5.50%, 11/1/2026	9,031	9,024
5.50%, 6/1/2027	2,934	2,941
5.50%, 4/1/2028	4,278	4,301
5.50%, 7/1/2028	7,831	7,883
5.50%, 7/1/2033	554	567
5.50%, 1/1/2037	40,767	42,000
5.50%, 9/1/2037	282	292
5.50%, 11/1/2037	2,604	2,693
5.50%, 1/1/2038	26,911	27,831
5.50%, 4/1/2038	90,388	93,680
5.50%, 7/1/2038	111,942	116,019
5.50%, 10/1/2038	2,280	2,363
5.50%, 12/1/2052	1,241,653	1,264,381
5.50%, 2/1/2053	3,210,690	3,226,925
5.50%, 7/1/2053	12,923,691	12,979,503
6.00%, 2/1/2028	101	101
6.00%, 11/1/2029	601	616
6.00%, 8/1/2031	2,406	2,487
6.00%, 10/1/2032	2,582	2,692
6.00%, 11/1/2032	2,469	2,573
6.00%, 12/1/2032	1,226	1,278
6.00%, 1/1/2033	3,002	3,129
6.00%, 2/1/2033	2,142	2,220
6.00%, 3/1/2033	2,576	2,685
6.00%, 6/1/2033	3,206	3,344
6.00%, 3/1/2036	4,300	4,518
6.00%, 8/1/2036	22,982	24,146
6.00%, 1/1/2037	2,497	2,624
6.00%, 12/1/2037	2,077	2,188
6.00%, 10/1/2038	1,636	1,721
6.00%, 3/1/2040	1,378	1,451
6.00%, 5/1/2040	225,529	237,502
6.00%, 6/1/2053	1,944,709	1,986,695
6.00%, 11/1/2053	13,943,210	14,153,208
6.25%, 7/15/2032 (b)	2,578,000	2,989,560
6.50%, 12/1/2030	441	462
6.50%, 8/1/2031	1,915	2,007
6.50%, 12/1/2031	1,515	1,588
6.50%, 7/1/2032	458	481
6.50%, 11/1/2037	18,925	20,169
6.50%, 2/1/2038	4,515	4,815
6.50%, 9/1/2038	61,316	65,347

See accompanying notes to financial statements.
87

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 9/1/2039	$ 30,130	$ 31,983
6.50%, 2/1/2053	1,738,264	1,780,371
6.50%, 10/1/2053	6,315,275	6,468,318
6.50%, 11/1/2053	1,296,535	1,327,832
6.50%, 12/1/2053	9,212,681	9,582,773
6.75%, 3/15/2031	1,701,000	1,980,699
7.00%, 7/1/2029	14,868	15,522
7.00%, 1/1/2030	235	245
7.00%, 4/1/2030	55	57
7.00%, 2/1/2031	300	316
7.00%, 9/1/2031	4,009	4,218
7.50%, 3/1/2028	3,360	3,447
Series MTN, Zero Coupon, 12/14/2029	200,000	157,038
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K046, Class A2, 3.21%, 3/25/2025	4,000,000	3,913,552
Series K049, Class A2, 3.01%, 7/25/2025	350,000	340,509
Series K053, Class A2, 3.00%, 12/25/2025	350,000	339,300
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	960,516
Series K064, Class A2, 3.22%, 3/25/2027	800,000	772,594
Series K067, Class AM, 3.28%, 8/25/2027	500,000	480,157
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,439,598
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,443,221
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,941,682
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,128,934
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	517,477
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,167,729
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	782,450
Series K087, Class A2, 3.77%, 12/25/2028	270,000	263,047
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,412,165
Series K092, Class A2, 3.30%, 4/25/2029	500,000	475,377
Series K093, Class A2, 2.98%, 5/25/2029	500,000	468,006
Series K094, Class A2, 2.90%, 6/25/2029	531,291	494,200
Series K101, Class A2, 2.52%, 10/25/2029	500,000	452,849
Series K108, Class A2, 1.52%, 3/25/2030	888,889	753,875
Security Description	Principal Amount	Value
Series K109, Class A2, 1.56%, 4/25/2030	$ 600,000	$ 507,986
Series K110, Class A2, 1.48%, 4/25/2030	160,714	135,563
Series K114, Class A2, 1.37%, 6/25/2030	250,000	207,622
Series K115, Class A2, 1.38%, 6/25/2030	500,000	415,913
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	1,957,688
Series K121, Class A2, 1.55%, 10/25/2030	340,000	283,231
Series K123, Class A2, 1.62%, 12/25/2030	233,333	194,958
Series K128, Class A2, 2.02%, 3/25/2031	650,000	555,954
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	838,867
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,280,285
Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	786,353
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	521,856
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	390,901
Series K735, Class A2, 2.86%, 5/25/2026	489,804	471,654
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,188,026
Series K743, Class A2, 1.77%, 5/25/2028	500,000	448,823
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,359,667
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	189,648
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,552,251
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	390,005
Federal National Mortgage Association:
0.38%, 8/25/2025	2,284,000	2,137,080
0.50%, 6/17/2025	775,000	731,303
0.50%, 11/7/2025	602,000	561,016
0.63%, 4/22/2025	825,000	783,720
0.75%, 10/8/2027 (b)	2,443,000	2,169,885
0.88%, 12/18/2026	125,000	113,230
0.88%, 8/5/2030	5,125,000	4,180,554
1.50%, 7/1/2036	11,030,008	9,626,516
1.50%, 3/1/2037	14,601,484	12,730,413
1.50%, 4/1/2037	3,873,479	3,377,122
1.50%, 8/1/2037	4,953,186	4,322,927
1.50%, 11/1/2041	1,713,980	1,416,398

See accompanying notes to financial statements.
88

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 1/1/2042	$ 3,539,844	$ 2,933,096
1.50%, 11/1/2050	161,458	126,170
1.50%, 3/1/2051	104,035	81,121
1.50%, 7/1/2051	1,227,385	956,651
1.50%, 10/1/2051	12,545,264	9,758,994
1.50%, 11/1/2051	15,721,730	12,245,322
1.63%, 1/7/2025	1,950,000	1,889,476
1.88%, 9/24/2026	916,000	864,789
2.00%, 9/1/2035	5,121,361	4,606,991
2.00%, 10/1/2035	173,951	156,857
2.00%, 11/1/2035	4,701,180	4,226,473
2.00%, 12/1/2035	3,137,108	2,818,641
2.00%, 1/1/2036	202,745	182,164
2.00%, 2/1/2036	5,177,436	4,650,444
2.00%, 4/1/2036	260,350	234,185
2.00%, 6/1/2036	10,403,980	9,353,805
2.00%, 12/1/2036	9,577,128	8,594,057
2.00%, 5/1/2037	3,108,310	2,783,400
2.00%, 8/1/2040	582,150	501,809
2.00%, 10/1/2040	1,309,105	1,127,839
2.00%, 11/1/2040	3,345,540	2,880,409
2.00%, 12/1/2040	2,744,264	2,362,105
2.00%, 2/1/2041	1,465,095	1,260,404
2.00%, 10/1/2041	5,767,633	4,950,907
2.00%, 11/1/2041	6,709,115	5,757,563
2.00%, 2/1/2042	3,635,592	3,116,792
2.00%, 5/1/2042	2,069,964	1,773,898
2.00%, 8/1/2042	1,740,210	1,494,618
2.00%, 6/1/2050	599,698	494,063
2.00%, 8/1/2050	12,789,707	10,525,099
2.00%, 9/1/2050	3,615,929	3,007,686
2.00%, 10/1/2050	22,094,478	18,175,211
2.00%, 11/1/2050	272,377	227,214
2.00%, 12/1/2050	19,029,176	15,642,557
2.00%, 1/1/2051	18,365,292	15,098,451
2.00%, 2/1/2051	10,528,196	8,649,190
2.00%, 3/1/2051	8,283,387	6,795,747
2.00%, 4/1/2051	19,441,014	15,963,209
2.00%, 5/1/2051	11,652,122	9,550,362
2.00%, 7/1/2051	17,771,652	14,558,491
2.00%, 9/1/2051	145,048	120,024
2.00%, 11/1/2051	40,475,307	33,189,244
2.00%, 12/1/2051	228,676	189,803
2.00%, 1/1/2052	15,028,594	12,290,265
2.00%, 2/1/2052	2,742,385	2,242,820
2.00%, 3/1/2052	18,418,693	15,099,739
2.13%, 4/24/2026	1,150,000	1,098,142
2.50%, 3/1/2028	140,535	134,995
2.50%, 7/1/2028	158,298	151,793
2.50%, 8/1/2028	437,219	419,250
2.50%, 10/1/2028	111,447	106,889
2.50%, 3/1/2029	378,368	364,545
2.50%, 2/1/2030	188,783	179,936
2.50%, 5/1/2030	315,409	299,341
2.50%, 7/1/2030	1,371,942	1,316,263
Security Description	Principal Amount	Value
2.50%, 2/1/2031	$ 365,741	$ 345,965
2.50%, 6/1/2032	5,326,844	5,033,634
2.50%, 12/1/2032	622,720	582,821
2.50%, 1/1/2033	962,017	900,075
2.50%, 12/1/2033	1,764,839	1,670,309
2.50%, 2/1/2035	4,359,040	4,080,824
2.50%, 8/1/2035	1,631,982	1,506,949
2.50%, 2/1/2036	752,646	697,245
2.50%, 3/1/2036	200,003	185,215
2.50%, 5/1/2036	1,312,237	1,211,197
2.50%, 7/1/2036	2,989,217	2,760,200
2.50%, 2/1/2037	1,574,871	1,453,608
2.50%, 3/1/2037	1,162,757	1,071,952
2.50%, 4/1/2038	848,740	779,386
2.50%, 2/1/2040	404,944	361,124
2.50%, 5/1/2040	1,318,359	1,178,640
2.50%, 7/1/2041	4,867,247	4,317,886
2.50%, 4/1/2042	3,545,450	3,132,002
2.50%, 10/1/2042	180,142	159,209
2.50%, 11/1/2049	6,896,038	5,941,406
2.50%, 1/1/2050	2,295,165	1,977,441
2.50%, 6/1/2050	4,025,696	3,449,865
2.50%, 7/1/2050	6,071,729	5,203,236
2.50%, 8/1/2050	6,213,279	5,322,997
2.50%, 10/1/2050	15,048,793	12,885,033
2.50%, 11/1/2050	516,903	442,453
2.50%, 4/1/2051	21,164,485	18,097,830
2.50%, 5/1/2051	167,439	144,566
2.50%, 7/1/2051	15,361,327	13,117,495
2.50%, 8/1/2051	13,112,542	11,204,978
2.50%, 9/1/2051	9,184,787	7,846,339
2.50%, 10/1/2051	33,251,662	28,387,044
2.50%, 12/1/2051	165,883	142,894
2.50%, 1/1/2052	213,153	182,647
2.50%, 3/1/2052	18,213,506	15,490,170
3.00%, 8/1/2027	64,866	63,310
3.00%, 11/1/2028	186,570	180,389
3.00%, 6/1/2029	61,674	59,461
3.00%, 8/1/2029	258,325	248,778
3.00%, 9/1/2029	90,782	87,363
3.00%, 6/1/2030	130,252	125,117
3.00%, 9/1/2030	27,874	26,720
3.00%, 11/1/2030	68,692	65,843
3.00%, 12/1/2030	247,613	237,276
3.00%, 4/1/2031	134,150	128,331
3.00%, 6/1/2032	1,236,112	1,177,333
3.00%, 10/1/2032	354,670	337,252
3.00%, 1/1/2033	256,905	244,018
3.00%, 2/1/2033	553,571	525,390
3.00%, 2/1/2034	588,592	558,274
3.00%, 8/1/2034	3,072,102	2,912,836
3.00%, 2/1/2035	113,796	107,354
3.00%, 3/1/2035	94,328	88,674
3.00%, 6/1/2035	699,730	663,454
3.00%, 2/1/2036	250,313	234,416

See accompanying notes to financial statements.
89

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/1/2036	$ 2,790,961	$ 2,616,094
3.00%, 1/1/2037	721,579	676,369
3.00%, 9/1/2037	558,509	522,988
3.00%, 1/1/2038	996,043	932,695
3.00%, 2/1/2038	2,208,461	2,080,892
3.00%, 5/1/2040	957,668	875,698
3.00%, 6/1/2042	4,197,419	3,827,128
3.00%, 12/1/2042	185,567	168,893
3.00%, 1/1/2043	529,106	481,560
3.00%, 2/1/2043	7,466	6,795
3.00%, 3/1/2043	639,157	582,990
3.00%, 4/1/2043	161,894	147,669
3.00%, 5/1/2043	1,061,649	968,363
3.00%, 6/1/2043	784,815	715,853
3.00%, 7/1/2043	863,960	788,045
3.00%, 8/1/2043	409,361	372,617
3.00%, 2/1/2044	3,097,953	2,825,739
3.00%, 5/1/2045	3,046,455	2,778,767
3.00%, 6/1/2045	28,563	25,833
3.00%, 8/1/2045	4,442,059	4,051,740
3.00%, 9/1/2045	278,830	252,185
3.00%, 11/1/2045	594,999	538,140
3.00%, 5/1/2046	703,659	635,198
3.00%, 8/1/2046	608,280	549,098
3.00%, 9/1/2046	625,830	564,941
3.00%, 10/1/2046	241,982	218,439
3.00%, 11/1/2046	2,548,837	2,319,569
3.00%, 1/1/2047	2,240,965	2,022,934
3.00%, 3/1/2047	2,224,884	2,012,041
3.00%, 7/1/2047	1,970,949	1,779,189
3.00%, 10/1/2047	2,524,948	2,279,123
3.00%, 12/1/2047	3,525,966	3,182,914
3.00%, 2/1/2048	2,423,774	2,186,515
3.00%, 12/1/2049	9,122,866	8,164,011
3.00%, 1/1/2050	1,718,011	1,537,369
3.00%, 7/1/2050	3,704,460	3,307,431
3.00%, 9/1/2050	12,481,458	11,138,899
3.00%, 1/1/2051	11,059,372	9,948,008
3.00%, 9/1/2051	7,065,941	6,257,282
3.00%, 1/1/2052	13,075,702	11,563,054
3.00%, 2/1/2052	6,878,733	6,106,097
3.00%, 4/1/2052	3,233,436	2,861,070
3.00%, 5/1/2052	8,473,163	7,488,977
3.50%, 10/1/2025	12,699	12,463
3.50%, 11/1/2025	18,218	17,868
3.50%, 3/1/2026	13,007	12,775
3.50%, 1/1/2027	59,415	58,327
3.50%, 5/1/2029	50,552	49,183
3.50%, 1/1/2030	69,266	67,348
3.50%, 3/1/2031	268,425	260,172
3.50%, 6/1/2033	548,152	531,703
3.50%, 6/1/2034	240,332	231,185
3.50%, 7/1/2034	440,552	423,814
3.50%, 11/1/2034	1,497,432	1,439,325
3.50%, 2/1/2037	211,179	202,090
Security Description	Principal Amount	Value
3.50%, 2/1/2038	$ 141,548	$ 135,604
3.50%, 4/1/2038	651,073	622,728
3.50%, 5/1/2038	238,392	228,014
3.50%, 12/1/2040	235,495	221,856
3.50%, 6/1/2041	56,187	52,932
3.50%, 11/1/2041	54,670	51,528
3.50%, 12/1/2041	8,153	7,684
3.50%, 1/1/2042	93,389	88,804
3.50%, 3/1/2042	176,080	166,908
3.50%, 4/1/2042	21,783	20,509
3.50%, 5/1/2042	507,239	477,577
3.50%, 8/1/2042	209,205	196,971
3.50%, 10/1/2042	302,431	284,726
3.50%, 1/1/2043	88,838	83,643
3.50%, 4/1/2043	48,752	45,786
3.50%, 5/1/2043	66,522	62,474
3.50%, 7/1/2043	263,000	246,998
3.50%, 12/1/2043	59,289	55,682
3.50%, 1/1/2044	8,957,193	8,432,822
3.50%, 10/1/2044	150,517	140,827
3.50%, 1/1/2045	238,558	223,200
3.50%, 2/1/2045	6,430,346	6,054,317
3.50%, 4/1/2045	269,272	251,833
3.50%, 5/1/2045	32,027	29,953
3.50%, 6/1/2045	50,843	47,550
3.50%, 8/1/2045	562,169	526,967
3.50%, 11/1/2045	1,576,287	1,474,200
3.50%, 12/1/2045	1,350,965	1,263,471
3.50%, 1/1/2046	448,971	419,893
3.50%, 2/1/2046	2,563,670	2,397,272
3.50%, 10/1/2046	651,917	609,041
3.50%, 11/1/2046	37,306	34,852
3.50%, 2/1/2047	174,169	162,721
3.50%, 5/1/2047	2,996,527	2,800,751
3.50%, 7/1/2047	1,452,049	1,366,317
3.50%, 10/1/2047	7,041,364	6,556,039
3.50%, 11/1/2047	7,704,617	7,188,936
3.50%, 12/1/2047	8,335,274	7,796,951
3.50%, 1/1/2048	2,030,023	1,890,103
3.50%, 2/1/2048	2,615,425	2,436,579
3.50%, 6/1/2048	950,026	884,007
3.50%, 8/1/2048	118,551	110,312
3.50%, 9/1/2048	288,299	268,246
3.50%, 11/1/2048	596,932	557,697
3.50%, 7/1/2049	1,557,033	1,443,098
3.50%, 8/1/2049	1,172,580	1,086,776
3.50%, 2/1/2050	5,457,311	5,097,676
3.50%, 6/1/2050	1,615,218	1,489,738
3.50%, 12/1/2051	5,527,525	5,076,413
3.50%, 5/1/2052	2,758,192	2,565,174
3.50%, 6/1/2052	8,030,287	7,367,898
4.00%, 4/1/2024	1,054	1,047
4.00%, 1/1/2025	3,999	3,952
4.00%, 1/1/2026	7,023	6,916
4.00%, 2/1/2026	12,216	12,028

See accompanying notes to financial statements.
90

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2026	$ 7,282	$ 7,172
4.00%, 4/1/2026	10,220	10,061
4.00%, 12/1/2034	131,118	128,287
4.00%, 3/1/2037	313,799	306,621
4.00%, 1/1/2038	914,140	896,681
4.00%, 3/1/2038	348,627	340,633
4.00%, 6/1/2038	208,893	204,103
4.00%, 8/1/2039	176,309	171,430
4.00%, 9/1/2039	61,458	59,758
4.00%, 9/1/2040	1,673,778	1,625,345
4.00%, 12/1/2040	348,750	338,658
4.00%, 1/1/2041	86,147	83,655
4.00%, 3/1/2041	218,371	211,808
4.00%, 12/1/2041	233,706	226,685
4.00%, 1/1/2042	102,302	99,319
4.00%, 2/1/2042	37,354	36,221
4.00%, 9/1/2043	39,117	37,853
4.00%, 10/1/2043	200,915	194,424
4.00%, 12/1/2043	28,541	27,620
4.00%, 5/1/2044	587,018	570,031
4.00%, 6/1/2044	138,946	134,285
4.00%, 7/1/2044	916,028	886,286
4.00%, 9/1/2044	95,463	92,261
4.00%, 10/1/2044	185,761	179,529
4.00%, 12/1/2044	143,213	138,409
4.00%, 1/1/2045	455,973	442,141
4.00%, 3/1/2045	167,356	161,510
4.00%, 5/1/2045	265,252	255,989
4.00%, 6/1/2045	356,977	345,001
4.00%, 7/1/2045	197,335	190,441
4.00%, 9/1/2045	251,808	243,012
4.00%, 12/1/2045	150,294	145,044
4.00%, 2/1/2046	55,081	53,157
4.00%, 4/1/2046	170,050	163,821
4.00%, 10/1/2046	1,072,859	1,040,615
4.00%, 11/1/2046	226,497	218,210
4.00%, 4/1/2047	2,473,718	2,382,649
4.00%, 7/1/2047	61,548	59,277
4.00%, 8/1/2047	263,630	253,901
4.00%, 9/1/2047	1,417,558	1,365,246
4.00%, 12/1/2047	2,778,815	2,676,268
4.00%, 1/1/2048	1,072,769	1,033,180
4.00%, 2/1/2048	450,848	434,211
4.00%, 5/1/2048	56,010	53,815
4.00%, 6/1/2048	2,118,761	2,035,698
4.00%, 7/1/2048	419,605	403,155
4.00%, 8/1/2048	677,465	650,906
4.00%, 9/1/2048	950,151	912,902
4.00%, 10/1/2048	2,722,122	2,627,032
4.00%, 11/1/2048	2,210,650	2,125,380
4.00%, 1/1/2049	1,794,315	1,739,887
4.00%, 3/1/2049	220,993	212,002
4.00%, 5/1/2049	643,003	616,842
4.00%, 6/1/2049	5,077,129	4,891,135
4.00%, 7/1/2049	749,298	718,814
Security Description	Principal Amount	Value
4.00%, 8/1/2049	$ 1,251,222	$ 1,202,170
4.00%, 2/1/2050	461,333	442,563
4.00%, 7/1/2050	901,468	866,127
4.00%, 3/1/2051	5,588,026	5,360,680
4.00%, 7/1/2052	3,312,184	3,161,283
4.00%, 8/1/2052	9,663,910	9,178,775
4.00%, 10/1/2052	16,692,680	15,791,717
4.00%, 5/1/2053	6,423,386	6,070,602
4.50%, 4/1/2031	72,344	71,650
4.50%, 10/1/2033	23,013	22,823
4.50%, 4/1/2039	150,858	150,264
4.50%, 7/1/2039	10,256	10,234
4.50%, 9/1/2039	33,264	33,133
4.50%, 12/1/2039	6,467	6,441
4.50%, 4/1/2040	169,238	168,518
4.50%, 10/1/2040	83,563	83,208
4.50%, 11/1/2040	65,938	65,658
4.50%, 2/1/2041	195,149	194,037
4.50%, 5/1/2041	99,803	99,379
4.50%, 1/1/2042	372,601	370,478
4.50%, 9/1/2043	82,593	82,266
4.50%, 12/1/2043	238,420	237,475
4.50%, 1/1/2044	30,843	30,721
4.50%, 2/1/2044	79,292	79,014
4.50%, 6/1/2044	207,463	205,996
4.50%, 3/1/2046	386,191	384,550
4.50%, 9/1/2047	81,375	80,284
4.50%, 11/1/2047	668,023	659,067
4.50%, 1/1/2048	78,948	77,890
4.50%, 2/1/2048	2,091,605	2,063,545
4.50%, 4/1/2048	3,630,920	3,612,341
4.50%, 6/1/2048	2,192,276	2,162,886
4.50%, 8/1/2048	1,421,409	1,400,023
4.50%, 11/1/2048	1,176,039	1,158,350
4.50%, 12/1/2048	333,535	328,518
4.50%, 1/1/2049	730,111	719,129
4.50%, 5/1/2049	680,783	670,543
4.50%, 3/1/2050	1,811,241	1,780,496
4.50%, 9/1/2050	3,317,249	3,267,353
4.50%, 8/1/2052	15,685,004	15,207,935
4.50%, 2/1/2053	5,840,936	5,663,717
5.00%, 5/1/2024	1,107	1,100
5.00%, 11/1/2033	710	716
5.00%, 5/1/2034	21,267	21,464
5.00%, 7/1/2034	4,077	4,115
5.00%, 2/1/2035	12,784	12,902
5.00%, 7/1/2035	172,545	174,139
5.00%, 7/1/2040	64,270	65,549
5.00%, 1/1/2042	266,072	271,368
5.00%, 3/1/2042	198,834	202,792
5.00%, 12/1/2043	50,218	50,989
5.00%, 7/1/2044	208,751	212,103
5.00%, 6/1/2048	281,076	282,373
5.00%, 9/1/2048	730,633	734,237
5.00%, 8/1/2049	515,409	518,290

See accompanying notes to financial statements.
91

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2049	$ 633,829	$ 637,381
5.00%, 10/1/2052	1,720,393	1,715,486
5.00%, 4/1/2053	970,606	966,593
5.00%, 6/1/2053	8,510,697	8,418,281
5.00%, 10/1/2053	3,158,287	3,123,992
5.50%, 10/1/2034	19,804	20,293
5.50%, 2/1/2035	40,646	41,652
5.50%, 7/1/2035	74,560	76,779
5.50%, 4/1/2036	35,942	37,011
5.50%, 6/1/2038	24,341	25,197
5.50%, 12/1/2038	91,985	95,015
5.50%, 12/1/2039	129,116	133,659
5.50%, 9/1/2040	10,597	10,970
5.50%, 7/1/2041	135,796	140,232
5.50%, 5/1/2044	1,757,418	1,809,713
5.50%, 12/1/2052	1,778,351	1,801,255
5.50%, 2/1/2053	1,746,428	1,775,370
5.50%, 5/1/2053	7,594,028	7,626,824
5.50%, 7/1/2053	1,935,810	1,963,270
5.50%, 9/1/2053	9,755,928	9,798,060
5.50%, 10/1/2053	9,369,893	9,410,358
5.50%, 11/1/2053	1,385,462	1,391,445
5.63%, 7/15/2037	622,000	708,859
6.00%, 7/1/2029	1,778	1,821
6.00%, 8/1/2029	368	377
6.00%, 2/1/2037	71,036	74,572
6.00%, 6/1/2037	38,711	40,723
6.00%, 10/1/2039	107,326	112,905
6.00%, 4/1/2040	137,976	145,201
6.00%, 1/1/2053	2,442,822	2,479,719
6.00%, 2/1/2053	4,967,757	5,042,790
6.00%, 5/1/2053	4,184,965	4,247,994
6.00%, 7/1/2053	3,586,898	3,668,744
6.00%, 8/1/2053	2,423,961	2,460,468
6.25%, 5/15/2029	580,000	643,443
6.50%, 9/1/2031	7,147	7,483
6.50%, 7/1/2032	2,233	2,343
6.50%, 7/1/2036	7,667	8,151
6.50%, 10/1/2037	7,470	7,954
6.50%, 7/1/2053	2,404,352	2,462,393
6.63%, 11/15/2030	2,262,000	2,601,155
7.00%, 9/1/2029	6,309	6,577
7.00%, 9/1/2031	45	47
7.00%, 10/1/2031	62	66
7.00%, 10/1/2032	622	658
7.13%, 1/15/2030	1,012,000	1,177,072
7.25%, 5/15/2030 (b)	952,000	1,122,885
7.50%, 3/1/2031	117	125
7.50%, 7/1/2031	118	118
7.50%, 8/1/2031	3,155	3,250
2.00%, 10/1/2051	20,563,405	16,827,058
Federal National Mortgage Association-Aces:
Series 2016-M4, Class AL, 3.27%, 1/25/2039	71,719	70,069
Security Description	Principal Amount	Value
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	$ 375,345	$ 357,942
Series 2017-M14, Class A2, 2.86%, 11/25/2027 (c)	441,699	418,110
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	474,438	455,519
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	673,518	640,196
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	749,975	726,679
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,907,620	1,734,494
Series 2019-M22, Class A2, 2.52%, 8/25/2029	535,430	487,708
Series 2019-M5, Class A2, 3.27%, 2/25/2029	487,412	465,008
Series 2019-M9, Class A2, 2.94%, 6/25/2029	632,430	593,915
Series 2020-M14, Class A2, 1.78%, 5/25/2030	487,051	420,608
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,274,155
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	164,608
Series 2020-M8, Class A2, 1.82%, 2/25/2030	949,246	826,306
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	1,455,000	1,188,075
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	350,000	289,276
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (c)	800,000	655,012
Series 2017-M15, Class ATS2, VRN, 3.15%, 11/25/2027 (c)	595,403	571,802
Series 2018-M1, Class A2, VRN, 2.99%, 12/25/2027 (c)	90,617	86,486
Series 2020-M53, Class A2, VRN, 1.69%, 11/25/2032 (c)	750,000	604,420
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	50,237
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	2,898,805
Government National Mortgage Association:
2.00%, 12/20/2050	4,952,911	4,198,420
2.00%, 1/20/2051	15,589,886	13,211,175
2.00%, 2/20/2051	177,783	150,541
2.00%, 4/20/2051	9,890,103	8,371,556
2.00%, 5/20/2051	10,425,405	8,823,053
2.00%, 6/20/2051	18,754,825	15,869,364
2.00%, 9/20/2051	10,319,832	8,727,317

See accompanying notes to financial statements.
92

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 12/20/2051	$ 11,444,174	$ 9,672,842
2.00%, 1/20/2052	10,645,097	8,995,799
2.00%, 4/20/2052	7,330,307	6,193,222
2.50%, 2/20/2043	970,865	865,012
2.50%, 12/20/2049	586,637	518,174
2.50%, 7/20/2050	2,352,791	2,069,983
2.50%, 8/20/2050	4,531,003	3,985,392
2.50%, 10/20/2050	7,109,774	6,250,555
2.50%, 1/20/2051	2,276,039	1,999,501
2.50%, 3/20/2051	149,116	130,899
2.50%, 4/20/2051	10,503,016	9,209,640
2.50%, 6/20/2051	188,404	165,145
2.50%, 7/20/2051	11,740,928	10,289,664
2.50%, 8/20/2051	15,068,975	13,191,194
2.50%, 9/20/2051	14,217,478	12,439,128
2.50%, 10/20/2051	10,579,964	9,253,437
2.50%, 11/20/2051	12,883,083	11,269,534
2.50%, 12/20/2051	191,332	167,564
2.50%, 3/20/2052	1,868,167	1,633,931
2.50%, 4/20/2052	5,099,993	4,460,284
2.50%, 5/20/2052	4,463,669	3,903,871
3.00%, 10/20/2042	1,984,336	1,828,757
3.00%, 12/15/2042	338,355	311,281
3.00%, 12/20/2042	524,864	483,708
3.00%, 2/20/2043	557,598	513,870
3.00%, 3/15/2043	63,983	58,871
3.00%, 4/15/2043	122,756	112,948
3.00%, 4/20/2043	424,051	390,868
3.00%, 6/20/2043	287,974	265,440
3.00%, 11/20/2044	283,546	261,430
3.00%, 12/20/2044	106,641	98,323
3.00%, 3/20/2045	111,038	102,027
3.00%, 4/20/2045	177,702	163,281
3.00%, 6/15/2045	45,355	41,644
3.00%, 8/15/2045	57,870	53,134
3.00%, 8/20/2045	301,170	276,729
3.00%, 1/20/2046	149,010	136,917
3.00%, 2/20/2046	2,310,789	2,129,967
3.00%, 4/20/2046	263,167	241,730
3.00%, 5/20/2046	596,975	548,347
3.00%, 6/20/2046	1,698,334	1,559,991
3.00%, 9/20/2046	535,957	492,300
3.00%, 10/20/2046	1,920,170	1,763,757
3.00%, 11/20/2046	306,892	281,433
3.00%, 1/20/2047	541,349	497,252
3.00%, 6/20/2047	180,656	165,735
3.00%, 7/20/2047	1,530,875	1,404,435
3.00%, 10/20/2047	1,044,495	958,227
3.00%, 11/20/2047	676,313	620,454
3.00%, 12/20/2047	628,389	576,488
3.00%, 1/20/2048	559,543	513,328
3.00%, 2/20/2048	644,886	591,623
3.00%, 3/20/2048	2,453,621	2,250,969
3.00%, 11/20/2049	3,975,346	3,619,888
3.00%, 12/20/2049	1,138,653	1,036,840
Security Description	Principal Amount	Value
3.00%, 2/20/2050	$ 936,321	$ 852,079
3.00%, 6/20/2050	7,343,569	6,690,259
3.00%, 7/20/2050	7,698,601	7,011,328
3.00%, 12/20/2050	4,765,700	4,335,838
3.00%, 8/20/2051	8,121,586	7,362,483
3.00%, 12/20/2051	10,162,115	9,199,720
3.00%, 3/20/2052	2,357,621	2,130,903
3.00%, 4/20/2052	5,625,354	5,084,399
3.50%, 12/20/2041	462,701	439,388
3.50%, 2/15/2042	254,097	241,154
3.50%, 3/15/2042	27,054	25,676
3.50%, 6/20/2042	249,797	237,142
3.50%, 10/20/2042	58,756	55,779
3.50%, 1/20/2043	1,084,797	1,029,842
3.50%, 4/15/2043	64,030	60,755
3.50%, 4/20/2043	261,148	247,918
3.50%, 7/20/2043	716,852	680,497
3.50%, 10/20/2043	122,153	115,958
3.50%, 12/20/2043	48,431	46,055
3.50%, 1/15/2044	45,381	43,059
3.50%, 1/20/2044	98,132	93,155
3.50%, 3/20/2044	95,142	90,317
3.50%, 6/20/2044	3,750,374	3,556,561
3.50%, 9/20/2044	1,368,951	1,298,206
3.50%, 10/20/2044	165,437	156,888
3.50%, 12/20/2044	120,554	114,324
3.50%, 2/20/2045	91,072	86,366
3.50%, 3/20/2045	105,192	99,344
3.50%, 4/20/2045	692,500	653,986
3.50%, 6/20/2045	627,547	592,662
3.50%, 10/20/2045	2,618,042	2,472,507
3.50%, 11/20/2045	63,189	59,677
3.50%, 1/20/2046	797,232	752,914
3.50%, 3/20/2046	499,992	472,198
3.50%, 4/20/2046	2,852,821	2,690,784
3.50%, 5/20/2046	438,098	413,214
3.50%, 10/20/2046	274,132	258,561
3.50%, 11/20/2046	1,687,403	1,591,561
3.50%, 2/20/2047	1,259,291	1,187,765
3.50%, 3/20/2047	255,295	240,597
3.50%, 5/20/2047	253,618	239,017
3.50%, 6/20/2047	151,283	142,574
3.50%, 8/20/2047	224,224	211,316
3.50%, 9/20/2047	226,366	213,334
3.50%, 10/20/2047	191,059	180,258
3.50%, 11/20/2047	767,575	723,386
3.50%, 12/20/2047	2,931,876	2,763,088
3.50%, 1/20/2048	3,531,121	3,327,835
3.50%, 2/20/2048	922,592	869,479
3.50%, 3/20/2048	1,576,713	1,485,942
3.50%, 4/20/2048	929,814	876,284
3.50%, 6/20/2048	555,170	523,209
3.50%, 2/20/2049	225,457	212,291
3.50%, 5/20/2049	153,978	144,728
3.50%, 7/20/2049	50,686	47,629

See accompanying notes to financial statements.
93

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/20/2049	$ 747,131	$ 701,814
3.50%, 12/20/2049	318,964	299,544
3.50%, 3/20/2050	2,159,320	2,027,846
3.50%, 10/20/2050	1,369,120	1,285,918
3.50%, 2/20/2051	1,750,244	1,643,272
3.50%, 3/20/2051	348,084	326,809
3.50%, 6/20/2052	3,054,126	2,839,460
3.50%, 7/20/2052	3,078,338	2,861,970
3.50%, 10/20/2052	4,436,868	4,125,013
3.50%, 12/20/2052	6,107,763	5,678,465
4.00%, 4/15/2040	221,534	215,965
4.00%, 6/15/2040	14,141	13,785
4.00%, 7/15/2040	1,750	1,706
4.00%, 10/15/2040	12,929	12,604
4.00%, 11/15/2040	92,590	90,262
4.00%, 11/15/2041	51,601	50,349
4.00%, 3/20/2044	34,268	33,397
4.00%, 4/20/2044	177,492	172,976
4.00%, 6/20/2044	167,439	163,322
4.00%, 8/20/2044	178,270	173,734
4.00%, 9/20/2044	144,261	140,591
4.00%, 10/20/2044	208,214	202,917
4.00%, 12/20/2044	184,352	179,662
4.00%, 2/20/2045	133,517	130,121
4.00%, 5/15/2045	100,636	97,619
4.00%, 7/20/2045	841,852	818,947
4.00%, 8/20/2045	105,031	102,174
4.00%, 9/20/2045	1,933,664	1,881,054
4.00%, 10/20/2045	152,223	148,082
4.00%, 11/20/2045	589,154	573,124
4.00%, 4/20/2046	93,376	90,835
4.00%, 5/20/2046	34,870	33,921
4.00%, 10/20/2046	66,723	64,595
4.00%, 2/20/2047	23,834	23,074
4.00%, 3/20/2047	262,335	253,969
4.00%, 4/20/2047	100,749	97,345
4.00%, 6/20/2047	734,035	709,237
4.00%, 7/20/2047	195,577	188,970
4.00%, 8/20/2047	331,131	319,945
4.00%, 9/20/2047	132,656	128,174
4.00%, 2/20/2048	974,784	941,853
4.00%, 3/20/2048	745,970	720,769
4.00%, 4/20/2048	2,633,554	2,541,869
4.00%, 6/20/2048	339,401	327,585
4.00%, 7/20/2048	216,219	208,691
4.00%, 8/20/2048	1,384,054	1,335,869
4.00%, 9/20/2048	366,513	353,753
4.00%, 5/20/2049	522,198	503,474
4.00%, 7/20/2049	2,213,135	2,133,781
4.00%, 5/20/2050	1,042,897	1,006,179
4.00%, 9/20/2052	4,235,917	4,039,450
4.00%, 10/20/2052	8,666,630	8,264,661
4.00%, 11/20/2052	3,381,242	3,224,416
4.50%, 3/15/2038	346	346
4.50%, 4/15/2039	1,230	1,230
Security Description	Principal Amount	Value
4.50%, 6/15/2039	$ 53,325	$ 53,325
4.50%, 7/15/2039	39,697	39,696
4.50%, 2/15/2040	26,172	26,172
4.50%, 4/15/2040	175,427	175,395
4.50%, 6/15/2040	102,819	102,801
4.50%, 8/15/2040	1,580	1,579
4.50%, 2/15/2041	16,849	16,838
4.50%, 3/15/2041	60,894	60,883
4.50%, 6/15/2041	46,228	46,198
4.50%, 9/20/2041	56,609	56,530
4.50%, 12/15/2041	25,928	25,912
4.50%, 1/15/2042	40,842	40,841
4.50%, 10/20/2043	32,831	32,663
4.50%, 4/20/2044	86,902	86,458
4.50%, 6/20/2044	75,000	74,617
4.50%, 11/20/2044	182,195	180,989
4.50%, 12/20/2044	58,506	58,119
4.50%, 7/20/2045	1,056,206	1,049,212
4.50%, 8/20/2045	89,604	89,011
4.50%, 9/20/2045	44,558	44,263
4.50%, 10/20/2045	167,532	166,423
4.50%, 4/20/2046	89,775	89,180
4.50%, 9/20/2047	66,693	65,896
4.50%, 11/20/2047	298,105	294,541
4.50%, 12/20/2047	253,163	250,136
4.50%, 1/20/2048	220,518	217,881
4.50%, 6/20/2048	531,248	525,002
4.50%, 7/20/2048	299,573	296,051
4.50%, 8/20/2048	889,347	878,891
4.50%, 10/20/2048	437,483	432,339
4.50%, 1/20/2049	814,246	804,673
4.50%, 7/20/2049	802,723	793,285
4.50%, 10/20/2052	2,056,395	2,006,632
4.50%, 12/20/2052	7,670,781	7,485,152
4.50%, 1/20/2053	6,130,780	5,982,418
4.50%, 3/20/2053	3,440,561	3,357,301
4.50%, 6/20/2053	3,231,364	3,150,286
5.00%, 12/15/2038	63,667	64,786
5.00%, 4/15/2039	125,110	127,395
5.00%, 5/15/2039	21,609	21,963
5.00%, 11/20/2041	338,995	344,738
5.00%, 5/20/2044	63,763	64,843
5.00%, 11/20/2044	59,119	60,134
5.00%, 1/20/2048	308,244	311,108
5.00%, 5/20/2048	332,574	335,211
5.00%, 7/20/2048	42,540	42,877
5.00%, 9/20/2048	232,433	234,166
5.00%, 11/20/2048	227,267	228,963
5.00%, 1/20/2049	541,165	545,202
5.00%, 7/20/2049	104,114	104,939
5.00%, 5/20/2053	7,897,157	7,837,698
5.00%, 7/20/2053	14,196,256	14,089,368
5.50%, 6/15/2033	10,427	10,630
5.50%, 4/15/2037	735	762
5.50%, 6/15/2038	130,047	134,480

See accompanying notes to financial statements.
94

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 7/15/2038	$ 68,112	$ 70,833
5.50%, 8/15/2038	12,947	13,466
5.50%, 2/15/2039	18,935	19,708
5.50%, 5/20/2044	90,685	93,830
5.50%, 5/20/2053	5,865,868	5,898,903
5.50%, 7/20/2053	5,237,926	5,267,425
5.50%, 8/20/2053	2,329,016	2,342,132
6.00%, 10/15/2032	13,631	13,973
6.00%, 11/15/2032	4,694	4,801
6.00%, 9/15/2034	11,999	12,312
6.00%, 10/15/2036	149	156
6.00%, 8/15/2037	13,591	14,289
6.00%, 1/15/2038	8,670	9,059
6.00%, 4/15/2038	27,356	28,956
6.00%, 6/15/2041	48,223	50,861
6.00%, 12/20/2052	2,369,980	2,410,792
6.00%, 1/20/2053	1,407,993	1,429,677
6.00%, 9/20/2053	3,995,969	4,057,894
6.50%, 7/15/2031	17,959	18,756
6.50%, 8/15/2031	2,266	2,311
7.00%, 2/15/2028	731	741
7.00%, 6/15/2028	1,939	1,943
7.50%, 1/15/2027	955	956
7.50%, 3/15/2027	133	133
7.50%, 4/15/2027	3,217	3,239
7.50%, 7/15/2027	5,908	5,950
7.50%, 9/15/2027	2,944	2,967
7.50%, 12/15/2027	1,542	1,551
7.50%, 10/15/2029	508	518
9.00%, 2/15/2025	58	58
Government National Mortgage Association, TBA:
TBA, 2.50%, 1/20/2054 (h)	3,975,000	3,479,747
TBA, 3.00%, 1/20/2054 (h)	4,575,000	4,138,399
TBA, 3.50%, 1/20/2054 (h)	2,650,000	2,466,124
TBA, 4.00%, 1/20/2054 (h)	4,900,000	4,676,805
TBA, 4.50%, 1/20/2054 (h)	3,150,000	3,073,534
TBA, 5.00%, 1/20/2054 (h)	5,725,000	5,685,469
TBA, 5.50%, 1/20/2054 (h)	11,475,000	11,544,424
TBA, 6.00%, 1/20/2054 (h)	10,725,000	10,893,382
TBA, 6.50%, 1/20/2054	11,775,000	12,046,649
Tennessee Valley Authority:
0.75%, 5/15/2025	543,000	514,964
3.88%, 3/15/2028	300,000	298,677
4.25%, 9/15/2052	200,000	185,276
5.25%, 9/15/2039	2,046,000	2,171,961
5.88%, 4/1/2036	128,000	145,500
7.13%, 5/1/2030	66,000	76,830
Series B, 4.70%, 7/15/2033	1,336,000	1,377,524
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 1/1/2054 (h)	9,175,000	7,497,746
TBA, 2.50%, 1/1/2039 (h)	3,000,000	2,765,406
TBA, 2.50%, 1/1/2054 (h)	13,625,000	11,590,883
TBA, 3.00%, 1/1/2054 (h)	16,125,000	14,249,324
Security Description	Principal Amount	Value
TBA, 3.50%, 1/1/2039 (h)	$ 1,225,000	$ 1,180,074
TBA, 3.50%, 1/1/2054 (h)	5,900,000	5,408,141
TBA, 4.00%, 1/1/2039 (h)	1,250,000	1,226,176
TBA, 4.00%, 1/1/2054 (h)	2,875,000	2,719,057
TBA, 4.50%, 1/1/2039 (h)	2,475,000	2,461,286
TBA, 4.50%, 1/1/2054 (h)	5,350,000	5,186,729
TBA, 5.00%, 1/1/2039	1,600,000	1,609,376
TBA, 5.00%, 1/1/2054 (h)	8,300,000	8,214,361
TBA, 5.50%, 1/1/2039	1,450,000	1,469,865
TBA, 5.50%, 1/1/2054 (h)	8,325,000	8,364,710
TBA, 6.00%, 1/1/2054 (h)	11,150,000	11,321,487
TBA, 6.50%, 1/1/2054	5,575,000	5,711,253
TBA, 7.00%, 1/1/2054	4,825,000	4,973,658
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,352,221,946)		2,151,088,284
U.S. TREASURY OBLIGATIONS — 41.1%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,900,000	6,387,047
1.13%, 8/15/2040	13,150,000	8,401,617
1.25%, 5/15/2050	11,900,000	6,431,578
1.38%, 11/15/2040	16,092,200	10,693,770
1.38%, 8/15/2050	13,301,200	7,429,967
1.63%, 11/15/2050	16,131,600	9,636,110
1.75%, 8/15/2041	24,398,700	16,995,219
1.88%, 2/15/2041	15,924,300	11,463,008
1.88%, 2/15/2051 (b)	17,956,000	11,421,699
1.88%, 11/15/2051	17,992,000	11,402,430
2.00%, 11/15/2041	18,050,000	13,083,430
2.00%, 2/15/2050	10,921,900	7,203,334
2.00%, 8/15/2051	17,427,100	11,412,028
2.25%, 5/15/2041	36,095,400	27,545,302
2.25%, 2/15/2052 (b)	16,898,900	11,744,736
2.38%, 2/15/2042	9,500,000	7,303,125
2.38%, 11/15/2049	3,267,000	2,349,177
2.38%, 5/15/2051	19,722,600	14,113,986
2.50%, 2/15/2045	3,699,000	2,804,304
2.50%, 2/15/2046	3,681,800	2,766,528
2.75%, 11/15/2042	15,508,800	12,552,435
2.75%, 11/15/2047	12,200,000	9,517,906
2.88%, 8/15/2045	3,740,000	3,019,466
2.88%, 11/15/2046	5,109,700	4,098,139
2.88%, 5/15/2049	12,792,200	10,191,786
2.88%, 5/15/2052	16,315,500	13,021,808
3.00%, 11/15/2045	2,920,200	2,405,971
3.00%, 2/15/2047	1,100,000	900,797
3.00%, 5/15/2047	10,795,000	8,835,033
3.00%, 2/15/2048	5,774,900	4,715,567
3.00%, 8/15/2048	16,375,000	13,358,418
3.00%, 2/15/2049	11,486,100	9,368,350
3.00%, 8/15/2052 (b)	17,875,000	14,654,707
3.13%, 11/15/2041	2,518,000	2,191,840
3.13%, 2/15/2043	1,279,400	1,095,286

See accompanying notes to financial statements.
95

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 8/15/2044	$ 2,078,000	$ 1,761,430
3.13%, 5/15/2048	18,150,000	15,152,414
3.25%, 5/15/2042	23,500,000	20,654,297
3.38%, 8/15/2042	25,745,000	22,997,526
3.38%, 5/15/2044	2,759,200	2,435,856
3.38%, 11/15/2048	1,970,200	1,720,231
3.50%, 2/15/2039	235,000	222,552
3.63%, 8/15/2043	4,258,200	3,921,536
3.63%, 2/15/2053	27,685,000	25,630,254
3.63%, 5/15/2053	26,835,000	24,876,884
3.75%, 8/15/2041	150,000	142,852
3.75%, 11/15/2043	3,790,600	3,545,988
3.88%, 8/15/2040	150,000	146,344
3.88%, 2/15/2043	38,471,000	36,757,838
3.88%, 5/15/2043	22,176,000	21,185,010
4.00%, 11/15/2042	19,701,900	19,181,647
4.00%, 11/15/2052	20,564,100	20,335,967
4.13%, 8/15/2053	26,700,000	26,987,859
4.25%, 11/15/2040	975,000	994,348
4.38%, 2/15/2038	2,235,000	2,349,544
4.38%, 11/15/2039	375,000	390,820
4.38%, 8/15/2043	25,974,000	26,562,473
4.63%, 2/15/2040	41,570,000	44,525,367
4.75%, 2/15/2037	546,000	597,529
4.75%, 11/15/2043 (b) (i)	10,000,000	10,745,313
4.75%, 11/15/2053	20,000,000	22,493,750
5.25%, 11/15/2028	262,000	277,433
5.25%, 2/15/2029	250,000	264,883
5.38%, 2/15/2031	1,160,000	1,268,025
5.50%, 8/15/2028	452,000	482,687
6.50%, 11/15/2026 (b)	1,054,000	1,120,122
U.S. Treasury Notes:
0.25%, 5/31/2025	7,625,000	7,180,605
0.25%, 6/30/2025	5,675,000	5,330,066
0.25%, 7/31/2025	10,485,000	9,819,448
0.25%, 8/31/2025	8,723,000	8,145,101
0.38%, 4/30/2025	11,300,000	10,693,508
0.38%, 11/30/2025	6,850,000	6,361,402
0.38%, 12/31/2025	18,831,000	17,455,454
0.38%, 1/31/2026	16,150,000	14,919,824
0.38%, 9/30/2027	18,950,000	16,624,184
0.50%, 4/30/2027	5,322,000	4,751,964
0.50%, 6/30/2027	15,750,000	13,989,199
0.50%, 8/31/2027	925,000	817,324
0.50%, 10/31/2027	9,100,000	8,000,891
0.63%, 7/31/2026	15,600,000	14,289,844
0.63%, 12/31/2027	3,900,000	3,429,867
0.63%, 5/15/2030	485,000	396,450
0.63%, 8/15/2030	23,150,000	18,787,672
0.75%, 3/31/2026	24,301,000	22,554,366
0.75%, 4/30/2026	22,500,000	20,817,774
0.75%, 5/31/2026	13,000,000	12,001,641
0.75%, 8/31/2026	26,450,000	24,255,477
0.75%, 1/31/2028	20,225,000	17,832,762
0.88%, 6/30/2026	17,720,000	16,388,231
Security Description	Principal Amount	Value
0.88%, 9/30/2026	$ 750,000	$ 689,004
1.13%, 1/15/2025	21,750,000	20,953,916
1.13%, 10/31/2026	10,500,000	9,687,891
1.13%, 2/28/2027	9,225,000	8,450,965
1.13%, 2/29/2028	12,350,000	11,042,637
1.13%, 8/31/2028	34,898,000	30,813,843
1.13%, 2/15/2031	28,400,000	23,714,000
1.25%, 12/31/2026	17,250,000	15,926,602
1.25%, 3/31/2028	20,200,000	18,118,453
1.25%, 4/30/2028	14,000,000	12,534,375
1.25%, 5/31/2028	7,750,000	6,924,746
1.25%, 6/30/2028	13,617,000	12,144,662
1.25%, 9/30/2028	5,000,000	4,431,641
1.25%, 8/15/2031	16,900,000	13,995,313
1.38%, 1/31/2025	15,435,000	14,894,775
1.38%, 8/31/2026	3,000,000	2,797,266
1.38%, 12/31/2028	2,350,000	2,085,258
1.50%, 2/15/2025	23,294,000	22,483,260
1.50%, 8/15/2026	3,222,000	3,015,842
1.50%, 1/31/2027	13,400,000	12,443,156
1.63%, 5/15/2026	1,300,000	1,226,875
1.63%, 10/31/2026	11,125,000	10,416,650
1.63%, 11/30/2026	11,700,000	10,936,758
1.63%, 8/15/2029	12,327,000	10,972,956
1.63%, 5/15/2031	26,006,000	22,312,335
1.75%, 3/15/2025	13,300,000	12,852,684
1.75%, 12/31/2026	8,150,000	7,637,441
1.75%, 1/31/2029	25,300,000	22,831,274
1.88%, 6/30/2026	10,500,000	9,958,594
1.88%, 2/28/2027	25,552,000	23,960,989
1.88%, 2/28/2029	27,970,000	25,367,479
1.88%, 2/15/2032	28,600,000	24,600,469
2.00%, 2/15/2025	5,350,000	5,192,426
2.00%, 11/15/2026	5,000,000	4,727,734
2.13%, 5/31/2026	11,415,000	10,900,433
2.25%, 3/31/2026	550,000	527,656
2.25%, 8/15/2027	6,600,000	6,223,594
2.25%, 11/15/2027	19,050,000	17,911,465
2.38%, 4/30/2026	13,300,000	12,781,508
2.38%, 5/15/2027	13,610,000	12,927,373
2.38%, 3/31/2029	12,000,000	11,144,063
2.38%, 5/15/2029	8,750,000	8,114,941
2.50%, 1/31/2025	10,919,000	10,663,512
2.50%, 2/28/2026	14,438,000	13,934,926
2.50%, 3/31/2027	15,900,000	15,200,649
2.63%, 4/15/2025	17,950,000	17,508,262
2.63%, 12/31/2025	10,640,000	10,312,072
2.63%, 5/31/2027	13,709,000	13,125,297
2.63%, 7/31/2029	12,881,300	12,069,174
2.75%, 5/15/2025	17,275,000	16,862,020
2.75%, 4/30/2027	16,100,000	15,489,961
2.75%, 7/31/2027	17,600,000	16,896,000
2.75%, 5/31/2029	19,500,000	18,421,406
2.75%, 8/15/2032	26,450,000	24,238,945
2.88%, 6/15/2025	13,950,000	13,635,035

See accompanying notes to financial statements.
96

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/30/2025	$ 6,565,000	$ 6,396,259
2.88%, 5/15/2028	500,000	479,492
2.88%, 4/30/2029	13,250,000	12,609,238
2.88%, 5/15/2032	24,790,000	22,984,978
3.00%, 7/15/2025	19,500,000	19,076,484
3.00%, 9/30/2025 (b)	4,966,000	4,852,131
3.13%, 8/15/2025	17,600,000	17,249,375
3.13%, 8/31/2027	21,025,000	20,438,600
3.13%, 11/15/2028	6,500,000	6,280,117
3.13%, 8/31/2029	10,000,000	9,610,156
3.25%, 6/30/2027	17,500,000	17,104,883
3.25%, 6/30/2029	10,250,000	9,927,285
3.38%, 5/15/2033	27,762,000	26,660,196
3.50%, 9/15/2025	14,950,000	14,731,590
3.50%, 1/31/2028	25,320,000	24,926,353
3.50%, 4/30/2028	21,900,000	21,556,102
3.50%, 1/31/2030	23,100,000	22,603,711
3.50%, 4/30/2030	14,525,000	14,201,592
3.50%, 2/15/2033	26,280,000	25,495,706
3.63%, 5/15/2026	12,094,000	11,956,053
3.63%, 3/31/2028	27,443,000	27,144,986
3.63%, 5/31/2028	16,250,000	16,081,152
3.63%, 3/31/2030	15,395,000	15,164,075
3.75%, 4/15/2026	24,261,000	24,037,344
3.75%, 5/31/2030	18,900,000	18,740,531
3.75%, 6/30/2030	15,725,000	15,589,863
3.88%, 3/31/2025	34,100,000	33,800,293
3.88%, 4/30/2025	23,850,000	23,635,723
3.88%, 1/15/2026	23,576,000	23,401,022
3.88%, 11/30/2027	22,288,000	22,242,728
3.88%, 12/31/2027	22,300,000	22,268,641
3.88%, 9/30/2029	15,750,000	15,726,621
3.88%, 11/30/2029	24,215,000	24,182,840
3.88%, 12/31/2029	24,600,000	24,565,406
3.88%, 12/31/2030	40,000,000	39,686,605
3.88%, 8/15/2033	31,057,000	31,037,589
4.00%, 12/15/2025	15,475,000	15,394,603
4.00%, 2/15/2026	24,550,000	24,444,512
4.00%, 2/29/2028	29,725,000	29,827,180
4.00%, 6/30/2028	16,645,000	16,725,624
4.00%, 10/31/2029	17,500,000	17,591,602
4.00%, 2/28/2030	20,250,000	20,359,160
4.00%, 7/31/2030	22,300,000	22,432,406
4.13%, 1/31/2025	18,600,000	18,485,203
4.13%, 6/15/2026	14,537,000	14,537,000
4.13%, 9/30/2027	17,650,000	17,767,207
4.13%, 10/31/2027	16,190,000	16,294,982
4.13%, 7/31/2028	19,550,000	19,753,137
4.13%, 8/31/2030	18,412,000	18,650,781
4.13%, 11/15/2032	26,074,000	26,518,073
4.25%, 5/31/2025 (b)	30,850,000	30,735,518
4.25%, 10/15/2025	13,800,000	13,775,742
4.25%, 12/31/2025	5,400,000	5,400,077
4.38%, 8/15/2026	16,650,000	16,761,867
4.38%, 12/15/2026	6,400,000	6,464,500
Security Description	Principal Amount	Value
4.38%, 8/31/2028	$ 21,450,000	$ 21,910,840
4.38%, 11/30/2028	41,600,000	42,575,000
4.38%, 11/30/2030	2,350,000	2,417,930
4.50%, 11/15/2025	15,762,000	15,817,413
4.50%, 7/15/2026	17,900,000	18,069,211
4.50%, 11/15/2033	24,380,800	25,615,078
4.63%, 2/28/2025	22,425,000	22,409,233
4.63%, 6/30/2025	21,104,000	21,155,111
4.63%, 3/15/2026	18,100,000	18,259,789
4.63%, 9/15/2026	16,856,000	17,091,062
4.63%, 10/15/2026	17,500,000	17,763,867
4.63%, 11/15/2026	16,450,000	16,713,457
4.63%, 9/30/2028	23,550,000	24,311,695
4.63%, 9/30/2030	19,800,000	20,650,781
4.75%, 7/31/2025	23,250,000	23,357,168
4.88%, 11/30/2025 (b)	11,000,000	11,115,586
4.88%, 10/31/2028 (b)	23,250,000	24,270,820
4.88%, 10/31/2030	24,150,000	25,557,492
5.00%, 8/31/2025 (b)	26,109,000	26,349,692
5.00%, 9/30/2025	30,406,000	30,718,374
5.00%, 10/31/2025	25,575,000	25,868,713
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,344,686,194)		3,154,481,504
MUNICIPAL BONDS & NOTES — 0.7%
ARIZONA — 0.0% (a)
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	197,496
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	735,000	524,346
Series F-2, 6.26%, 4/1/2049	235,000	273,170
Series S1, 7.04%, 4/1/2050	280,000	354,419
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	121,336
Series B, 2.94%, 11/1/2052	625,000	444,160
Series B, 2.98%, 11/1/2051	285,000	202,727
Series B, 3.90%, 11/1/2047	100,000	86,042
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, AGM, 4.24%, 5/15/2048 (g)	250,000	218,798
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	209,051
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	227,870
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	200,974

See accompanying notes to financial statements.
97

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 2.75%, 6/1/2034	$ 250,000	$ 210,453
Series A, 3.12%, 6/1/2038	650,000	527,426
Series A-1, 4.21%, 6/1/2050	200,000	150,487
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	395,000	354,294
1.81%, 8/1/2030	360,000	308,031
2.11%, 8/1/2032	350,000	290,221
Los Angeles Department of Water & Power Revenue, CA:
5.72%, 7/1/2039	425,000	456,005
6.57%, 7/1/2045	150,000	178,364
6.60%, 7/1/2050	280,000	341,844
Los Angeles Unified School District, General Obligation, CA:
5.75%, 7/1/2034	165,000	175,163
5.76%, 7/1/2029	200,000	207,838
Series RY, 6.76%, 7/1/2034	395,000	446,167
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	123,882
Series N, 3.26%, 5/15/2060	150,000	106,479
Series N, 3.71%, 5/15/2120	150,000	104,307
Series H, 6.55%, 5/15/2048	310,000	362,256
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	367,196
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	314,242
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, AGM, 3.49%, 1/15/2050 (g)	200,000	153,361
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	280,276
2.50%, 10/1/2029	200,000	181,053
Series B, 2.65%, 4/1/2026	370,000	355,306
Series A, 3.05%, 4/1/2029	265,000	249,030
3.38%, 4/1/2025	465,000	457,046
3.50%, 4/1/2028	400,000	387,607
4.50%, 4/1/2033	315,000	310,129
4.60%, 4/1/2038	540,000	520,613
5.13%, 3/1/2038	100,000	101,057
5.75%, 10/1/2031	500,000	533,202
5.88%, 10/1/2041	1,000,000	1,050,557
7.35%, 11/1/2039	120,000	145,751
7.50%, 4/1/2034	320,000	388,323
7.55%, 4/1/2039	302,000	381,308
Security Description	Principal Amount	Value
7.63%, 3/1/2040	$ 160,000	$ 200,815
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	365,000	330,514
Series BG, 1.61%, 5/15/2030	390,000	329,687
Series AX, 3.06%, 7/1/2025	330,000	322,018
Series BD, 3.35%, 7/1/2029	680,000	646,582
Series AQ, 4.77%, 5/15/2115	75,000	69,288
Series AD, 4.86%, 5/15/2112	650,000	611,901
5.77%, 5/15/2043	245,000	264,941
		16,157,913
COLORADO — 0.0% (a)
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	54,682
CONNECTICUT — 0.0% (a)
State of Connecticut, General Obligation, CT Series D, 5.09%, 10/1/2030	100,000	100,805
DISTRICT OF COLUMBIA — 0.0% (a)
District of Columbia Income Tax Revenue, DC Series E, 5.59%, 12/1/2034	250,000	262,639
FLORIDA — 0.1%
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	285,892
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	567,495
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	100,000	106,025
County of Miami-Dade Water & Sewer System Revenue, FL Series C, 3.49%, 10/1/2042	290,000	243,048
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	390,000	370,044
Series A, 1.71%, 7/1/2027	685,000	620,206
Series A, 2.15%, 7/1/2030	150,000	127,950
		2,320,660
GEORGIA — 0.0% (a)
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	200,921
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	166,000	189,420
6.66%, 4/1/2057	213,000	242,088
Series B, 7.06%, 4/1/2057	415,000	463,546
		1,095,975

See accompanying notes to financial statements.
98

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
IDAHO — 0.0% (a)
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	$ 85,000	$ 61,399
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	500,000	474,720
Series B, 6.40%, 1/1/2040	400,000	454,674
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	344,458	391,996
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	160,000	173,816
City of Chicago, General Obligation, IL Series B, 7.75%, 1/1/2042	208,000	213,429
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	357,370
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	309,991
Series B, 3.59%, 1/1/2043	275,000	231,359
Series B, 3.82%, 1/1/2048	100,000	82,195
Series A, 4.64%, 1/1/2040	95,000	92,356
Series A, 4.79%, 1/1/2048	100,000	94,659
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,100,000	1,088,384
Series 3, 6.73%, 4/1/2035	184,615	194,467
7.35%, 7/1/2035	780,000	847,210
		5,006,626
INDIANA — 0.0% (a)
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	95,778
KANSAS — 0.0% (a)
Kansas Development Finance Authority Revenue, KS:
Series K, BAM, 2.77%, 5/1/2051 (g)	100,000	71,113
Series H, 4.93%, 4/15/2045	90,000	88,704
		159,817
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 3.62%, 2/1/2029	285,938	279,540
Security Description	Principal Amount	Value
Series A, Class A4, 4.48%, 8/1/2039	$ 165,000	$ 159,827
Series A1, 5.05%, 12/1/2034	250,000	255,722
Series A1, 5.08%, 6/1/2031	184,690	186,061
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 2.95%, 5/1/2041	330,000	259,777
		1,140,927
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	281,164
Series D, 3.20%, 7/1/2050	276,000	199,955
		481,119
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Revenue, MA Series B, 4.11%, 7/15/2031	241,083	239,126
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	133,006
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.51%, 7/1/2041	245,000	182,349
Series H, 2.90%, 9/1/2049	75,000	54,804
4.91%, 5/1/2029	135,000	136,979
Series E, 5.46%, 12/1/2039	410,000	429,761
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	300,000	257,852
Series C, 2.95%, 5/15/2043	400,000	293,805
Series B, 3.40%, 10/15/2040	145,000	123,359
		1,851,041
MICHIGAN — 0.0% (a)
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	114,536
Michigan State Building Authority Revenue, MI Series B, 2.71%, 10/15/2040	300,000	228,402
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	202,344
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	27,438
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	450,391
Series B, 2.56%, 4/1/2050	500,000	339,223
Series C, 3.60%, 4/1/2047	395,000	345,389
		1,707,723

See accompanying notes to financial statements.
99

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MINNESOTA — 0.0% (a)
University of Minnesota Revenue, MN 4.05%, 4/1/2052	$ 275,000	$ 247,980
MISSISSIPPI — 0.0% (a)
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	103,109
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	232,141
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	111,134
NEVADA — 0.0% (a)
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	140,773
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	156,414
NEW JERSEY — 0.1%
New Jersey Economic Development Authority Revenue, NJ Series A, 7.43%, 2/15/2029	553,000	597,560
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series C, 5.75%, 12/15/2028	250,000	255,383
Series B, 6.56%, 12/15/2040	235,000	265,084
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	404,977
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	145,495
Series P, 3.92%, 5/1/2119	250,000	184,971
Series H, 5.67%, 5/1/2040	205,000	218,118
		2,071,588
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series A2, 5.21%, 10/1/2031	165,000	168,388
Series B-2, 5.26%, 10/1/2052	220,000	230,846
Series C1, 5.52%, 10/1/2037	325,000	337,412
Series B-1, 5.83%, 10/1/2053	285,000	321,275
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	365,000	355,861
Security Description	Principal Amount	Value
6.67%, 11/15/2039	$ 295,000	$ 325,062
Series E, 6.81%, 11/15/2040	100,000	110,797
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	169,250
Series GG, 5.72%, 6/15/2042	215,000	235,054
Series AA-2, 5.75%, 6/15/2041	195,000	214,330
Series EE, 6.01%, 6/15/2042	300,000	337,673
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
5.51%, 8/1/2037	100,000	103,049
Series B, 5.77%, 8/1/2036	505,000	523,314
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	141,259
Series F, 5.63%, 3/15/2039	200,000	207,089
New York State Thruway Authority Revenue, NY:
Series M, 2.90%, 1/1/2035	250,000	217,620
Series M, 3.50%, 1/1/2042	370,000	309,716
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	725,000	683,311
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	176,841
3.18%, 7/15/2060	395,000	277,139
Series 215, 3.29%, 8/1/2069	700,000	489,456
4.03%, 9/1/2048	410,000	351,183
Series 201, 4.23%, 10/15/2057	125,000	110,292
4.46%, 10/1/2062	100,000	91,246
Series 192, 4.81%, 10/15/2065	150,000	145,686
4.93%, 10/1/2051	220,000	221,323
5.65%, 11/1/2040	575,000	612,931
		7,467,403
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	125,000	93,886
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	55,466
Series B, 8.08%, 2/15/2050	215,000	290,582
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	65,208
Series B, 3.99%, 1/1/2029	330,000	325,463

See accompanying notes to financial statements.
100

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	$ 350,000	$ 350,441
		1,087,160
OKLAHOMA — 0.0% (a)
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	97,942
Series A-2, 4.85%, 2/1/2045	100,000	100,140
Series A-3, 5.09%, 2/1/2052	155,000	160,534
		358,616
OREGON — 0.0% (a)
Oregon School Boards Association, General Obligation, OR Series B, 5.68%, 6/30/2028	115,000	118,148
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	233,767
		351,915
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	190,206
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	188,645
Series D, 2.84%, 9/1/2050	250,000	182,891
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	342,488
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	110,000	111,421
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	138,154
		1,153,805
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 4.05%, 7/1/2026	120,000	117,785
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	33,397
Series A, 3.35%, 8/15/2047	275,000	217,855
Series C, 4.79%, 8/15/2046	200,000	199,055
Security Description	Principal Amount	Value
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	$ 700,000	$ 623,673
Series A, 6.29%, 3/1/2032	80,000	85,061
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	141,346
Series C, 5.99%, 2/1/2039	530,000	577,759
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	121,855
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	256,452
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	350,000	263,396
Series C, 2.92%, 11/1/2050	40,000	29,378
Series A, 2.99%, 11/1/2038	310,000	259,079
Series C, 3.09%, 11/1/2040	305,000	244,463
Series A, 3.14%, 11/1/2045	100,000	78,453
Series A, 4.51%, 11/1/2051	250,000	233,375
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	304,204
North Texas Tollway Authority Revenue, TX:
Series A, 3.01%, 1/1/2043	330,000	253,226
Series B, 6.72%, 1/1/2049	75,000	92,539
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	134,593
State of Texas, General Obligation, TX:
3.21%, 4/1/2044	150,000	122,138
Series A, 4.68%, 4/1/2040	200,000	196,714
5.52%, 4/1/2039	330,000	353,422
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	300,000	242,897
Texas Transportation Commission State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	168,806
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	200,000	142,898
2.56%, 4/1/2042	210,000	159,882
		5,535,916

See accompanying notes to financial statements.
101

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	$ 190,000	$ 120,271
Series A, 3.23%, 9/1/2119	360,000	237,597
		357,868
WASHINGTON — 0.0% (a)
State of Washington, General Obligation, WA Series F, 5.14%, 8/1/2040	200,000	205,813
WISCONSIN — 0.0% (a)
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	437,775
TOTAL MUNICIPAL BONDS & NOTES (Cost $54,236,051)		50,925,681
MORTGAGE-BACKED SECURITIES — 0.9%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	187,987
Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	280,154	272,251
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	279,494
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	240,333
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	372,941
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	276,411
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	388,603
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	452,566
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	893,134
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	521,084
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	246,629
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	793,514
Security Description	Principal Amount	Value
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	$ 500,000	$ 428,282
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	838,602
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (c)	750,000	647,776
Series 2022-BNK44, Class A5, 5.75%, 11/15/2055 (c)	1,000,000	1,061,949
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	464,956
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	446,571
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	622,843
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	431,082
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	600,000	630,365
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	241,136
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	125,078
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	424,596
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	652,816
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	331,609
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	284,464
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	894,738
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	319,446
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	350,551
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	296,258
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	400,087
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	404,997
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	489,078
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	403,613
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	418,317
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	819,219

See accompanying notes to financial statements.
102

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-B38, Class A4, 5.52%, 4/15/2056	$ 250,000	$ 256,966
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	778,070
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,333,174
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	336,409
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,151,262
Series 2016-GC37, Class A4, 3.31%, 4/10/2049	1,950,000	1,857,051
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	469,572
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	660,071
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	259,922
COMM Mortgage Trust:
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	483,073
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	354,734	345,442
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	593,306
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	188,416
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	599,178
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	938,071
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	443,141
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	458,486
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	460,346
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	482,077
Security Description	Principal Amount	Value
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	$ 500,000	$ 479,358
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	873,792
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,900,927
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	879,450
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	248,001
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,953,412
Series K-156, Class A2, 4.43%, 2/25/2033 (c)	489,947	488,911
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	150,080
Series K-160, Class A2, 4.50%, 8/25/2033 (c)	1,000,000	1,003,339
Series K-161, Class A2, 4.90%, 10/25/2033	1,425,000	1,474,357
Series K508, Class A2, 4.74%, 8/25/2028 (c)	1,500,000	1,521,263
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,434,607
Series K512, Class A2, 5.00%, 11/25/2028	249,946	256,562
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	1,000,110
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,544,380
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	914,068	846,071
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	462,032
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	461,693
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	894,044
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	705,906
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,171,902
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	212,110

See accompanying notes to financial statements.
103

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (c)	$ 500,000	$ 468,053
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	324,370	315,188
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	468,424
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	503,437
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class A3, 3.45%, 7/15/2050	478,035	464,423
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	774,691
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	961,623
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	397,990	383,958
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	708,189
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	708,509
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	447,467
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	415,010
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	415,558
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	305,873
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	468,965
Series 2018-C14, Class A3, 4.18%, 12/15/2051	817,230	785,973
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	282,705
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	374,256
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	488,032
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,287,104
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	464,024
Security Description	Principal Amount	Value
Series 2017-C38, Class A5, 3.45%, 7/15/2050	$ 500,000	$ 469,662
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	282,582
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	457,924
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	480,366
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	761,337
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	162,527
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	889,263
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	715,791
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	125,673
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	593,995
TOTAL MORTGAGE-BACKED SECURITIES (Cost $73,111,847)		66,840,298
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0% (a)
BBCMS Mortgage Trust Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	500,000	570,224
Benchmark Mortgage Trust Series 2018-B3, Class A4, 3.76%, 4/10/2051	600,000	567,682
BMO Mortgage Trust Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,623,773
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	388,889	417,908
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,015,814)		3,179,587
Shares
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (j) (k)	179,142,198	179,213,855

See accompanying notes to financial statements.
104

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (l) (m)	225,390,669	$ 225,390,669
TOTAL SHORT-TERM INVESTMENTS (Cost $404,598,023)		404,604,524
TOTAL INVESTMENTS — 104.6% (Cost $8,511,519,226)		8,014,514,213
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(350,411,930)
NET ASSETS — 100.0%		$ 7,664,102,283
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(g)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	0.0% (a)
Build America Mutual Assurance Company	0.0% (a)

(h)	Security, or a portion of the security has been designated as collateral for TBA securities.
(i)	When-issued security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at December 31, 2023.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,949,204,727	$—	$1,949,204,727
Asset-Backed Securities	—	28,147,787	—	28,147,787
Foreign Government Obligations	—	206,041,821	—	206,041,821
U.S. Government Agency Obligations	—	2,151,088,284	—	2,151,088,284
U.S. Treasury Obligations	—	3,154,481,504	—	3,154,481,504
Municipal Bonds & Notes	—	50,925,681	—	50,925,681
Mortgage-Backed Securities	—	66,840,298	—	66,840,298
Commercial Mortgage Backed Securities	—	3,179,587	—	3,179,587
Short-Term Investments	404,604,524	—	—	404,604,524
TOTAL INVESTMENTS	$404,604,524	$7,609,909,689	$—	$8,014,514,213
See accompanying notes to financial statements.
105

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	107,663,770	$107,685,302	$ 710,604,884	$ 639,121,315	$40,564	$4,420	179,142,198	$179,213,855	$4,413,582
State Street Navigator Securities Lending Portfolio II	138,998,825	138,998,825	2,045,786,020	1,959,394,176	—	—	225,390,669	225,390,669	468,023
Total		$246,684,127	$2,756,390,904	$2,598,515,491	$40,564	$4,420		$404,604,524	$4,881,605
See accompanying notes to financial statements.
106

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 953,000	$ 806,915
4.65%, 10/1/2028	310,000	306,723
4.75%, 3/30/2030	1,633,000	1,607,443
5.38%, 6/15/2033	1,481,000	1,506,784
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,026,000	892,138
2.60%, 8/1/2031	1,638,000	1,407,533
4.20%, 6/1/2030	1,603,000	1,553,163
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	1,664,000	1,622,001
WPP Finance 2010 3.75%, 9/19/2024	1,247,500	1,225,008
		10,927,708
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.20%, 2/4/2026	8,402,000	7,939,722
2.25%, 6/15/2026	1,667,000	1,562,746
2.60%, 10/30/2025	1,211,000	1,157,607
2.70%, 2/1/2027 (a)	509,000	480,191
2.75%, 2/1/2026	3,194,000	3,057,425
2.80%, 3/1/2027 (a)	540,000	508,745
2.95%, 2/1/2030	1,333,000	1,203,019
3.10%, 5/1/2026 (a)	1,571,000	1,510,218
3.20%, 3/1/2029	2,271,821	2,126,061
3.25%, 2/1/2028	1,741,000	1,651,478
3.25%, 3/1/2028	1,385,000	1,301,706
3.45%, 11/1/2028 (a)	1,438,000	1,354,136
3.63%, 2/1/2031	1,835,000	1,705,963
4.88%, 5/1/2025	5,162,000	5,138,565
5.04%, 5/1/2027	2,465,000	2,487,826
5.15%, 5/1/2030	6,825,000	6,948,669
6.13%, 2/15/2033 (a)	546,000	588,555
Collins Aerospace 3.50%, 3/15/2027	50,142	47,745
General Dynamics Corp.:
1.15%, 6/1/2026	1,637,000	1,514,651
2.13%, 8/15/2026	892,000	841,370
2.25%, 6/1/2031	1,486,000	1,293,474
2.63%, 11/15/2027 (a)	939,000	880,162
3.25%, 4/1/2025	1,411,000	1,383,373
3.50%, 5/15/2025 (a)	725,000	712,515
3.50%, 4/1/2027 (a)	1,576,000	1,534,488
3.63%, 4/1/2030	1,303,000	1,251,766
HEICO Corp. 5.25%, 8/1/2028	1,769,000	1,807,051
Hexcel Corp.:
4.20%, 2/15/2027	1,590,000	1,532,188
4.95%, 8/15/2025	1,435,000	1,422,874
Howmet Aerospace, Inc. 3.00%, 1/15/2029	488,000	445,803
Security Description	Principal Amount	Value
L3 Technologies, Inc. 4.40%, 6/15/2028	$ 24,000	$ 23,006
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,660,000	1,365,798
2.90%, 12/15/2029	1,195,000	1,081,045
3.83%, 4/27/2025	1,338,000	1,314,652
3.85%, 12/15/2026	1,381,000	1,354,264
4.40%, 6/15/2028	1,525,000	1,507,130
5.40%, 1/15/2027 (a)	1,496,000	1,527,476
5.40%, 7/31/2033	2,288,000	2,380,458
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,324,000	1,137,263
3.55%, 1/15/2026	2,952,000	2,900,635
3.90%, 6/15/2032	1,740,000	1,678,108
4.45%, 5/15/2028	925,000	930,679
4.95%, 10/15/2025 (a)	1,620,000	1,634,677
5.10%, 11/15/2027	1,096,000	1,131,478
5.25%, 1/15/2033	1,697,000	1,801,026
Northrop Grumman Corp.:
2.93%, 1/15/2025	1,804,000	1,763,194
3.20%, 2/1/2027	1,562,000	1,502,722
3.25%, 1/15/2028	2,609,000	2,494,726
4.40%, 5/1/2030 (a)	1,578,000	1,569,289
4.70%, 3/15/2033 (a)	1,726,000	1,740,861
7.75%, 2/15/2031	438,000	510,388
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,348
RTX Corp.:
1.90%, 9/1/2031	1,582,000	1,287,194
2.25%, 7/1/2030	1,987,000	1,716,212
2.38%, 3/15/2032	1,071,000	891,757
2.65%, 11/1/2026	1,556,000	1,473,532
3.13%, 5/4/2027	1,724,000	1,640,127
3.50%, 3/15/2027 (a)	1,581,000	1,523,673
3.95%, 8/16/2025 (a)	1,504,000	1,482,703
4.13%, 11/16/2028	4,392,000	4,290,457
5.00%, 2/27/2026	1,730,000	1,737,179
5.15%, 2/27/2033	1,960,000	1,998,220
5.75%, 11/8/2026	897,000	921,246
5.75%, 1/15/2029 (a)	1,491,000	1,559,079
6.00%, 3/15/2031	1,072,000	1,140,940
7.20%, 8/15/2027 (a)	990,000	1,070,131
7.50%, 9/15/2029	1,601,000	1,807,417
		111,281,182
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.35%, 5/6/2025	1,469,000	1,416,924
2.45%, 2/4/2032	2,448,000	1,999,894
2.63%, 9/16/2026	1,602,000	1,514,387
3.40%, 5/6/2030	1,674,000	1,529,232
4.40%, 2/14/2026	900,000	891,675
4.80%, 2/14/2029	1,513,000	1,509,868
6.20%, 11/1/2028	1,744,000	1,831,200
6.88%, 11/1/2033 (a)	1,447,000	1,592,684

See accompanying notes to financial statements.
107

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	$ 1,615,000	$ 1,537,884
2.90%, 3/1/2032 (a)	32,000	28,457
3.25%, 3/27/2030 (a)	1,712,000	1,598,717
5.94%, 10/1/2032	1,582,000	1,743,143
BAT Capital Corp.:
2.26%, 3/25/2028	2,389,000	2,137,104
2.73%, 3/25/2031	3,520,000	2,952,717
3.22%, 9/6/2026	1,308,000	1,251,638
3.46%, 9/6/2029	1,481,000	1,363,246
3.56%, 8/15/2027	258,000	246,408
4.70%, 4/2/2027	1,602,000	1,585,660
4.74%, 3/16/2032 (a)	1,629,000	1,564,052
4.91%, 4/2/2030	1,539,000	1,513,776
6.34%, 8/2/2030	3,073,000	3,229,201
6.42%, 8/2/2033	1,845,000	1,931,899
7.75%, 10/19/2032	1,737,000	1,959,388
BAT International Finance PLC:
1.67%, 3/25/2026	1,831,000	1,700,541
4.45%, 3/16/2028 (a)	1,700,000	1,673,718
5.93%, 2/2/2029 (a)	1,650,000	1,714,977
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	1,237,000	1,169,027
2.75%, 5/14/2031	1,927,000	1,676,914
3.25%, 8/15/2026	1,433,000	1,375,565
3.75%, 9/25/2027 (a)	468,000	451,185
Philip Morris International, Inc.:
0.88%, 5/1/2026	1,210,000	1,108,517
1.50%, 5/1/2025	1,515,000	1,448,491
1.75%, 11/1/2030	1,329,000	1,094,830
2.10%, 5/1/2030	1,560,000	1,342,271
2.75%, 2/25/2026	1,743,000	1,670,543
3.13%, 3/2/2028	1,692,000	1,598,196
3.38%, 8/11/2025 (a)	1,762,000	1,720,276
3.38%, 8/15/2029 (a)	1,507,000	1,411,953
4.88%, 2/13/2026	5,066,000	5,080,387
4.88%, 2/15/2028 (a)	2,118,000	2,142,357
5.00%, 11/17/2025 (a)	1,580,000	1,587,284
5.13%, 11/17/2027	1,605,000	1,633,794
5.13%, 2/15/2030	2,906,000	2,957,785
5.25%, 9/7/2028	1,595,000	1,641,957
5.38%, 2/15/2033	3,356,000	3,443,927
5.50%, 9/7/2030	1,678,000	1,740,505
5.63%, 11/17/2029	1,989,000	2,086,342
5.63%, 9/7/2033	1,474,000	1,541,951
5.75%, 11/17/2032 (a)	2,177,000	2,285,654
Reynolds American, Inc. 4.45%, 6/12/2025	3,943,000	3,897,616
		88,125,717
Security Description	Principal Amount	Value
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	$ 416,787	$ 375,579
Series 2019-1, Class AA, 3.15%, 8/15/2033	824,725	725,395
Series 2016-2, Class AA, 3.20%, 12/15/2029	998,934	913,675
Series 2017-2, Class AA, 3.35%, 4/15/2031	618,751	557,996
Series 2015-1, Class A, 3.38%, 11/1/2028	400,958	367,129
Series 2016-1, Class AA, 3.58%, 7/15/2029	530,846	492,567
Series 2015-2, Class AA, 3.60%, 3/22/2029	993,492	915,016
Series 2017-1, Class AA, 3.65%, 8/15/2030	529,785	485,082
Series 2014-1, Class A, 3.70%, 4/1/2028	264,074	245,417
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	1,234,316	1,096,591
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	924,148	780,073
Series 2020-1, Class A, 4.00%, 5/15/2034	100,461	91,528
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	1,722,000	1,505,321
3.00%, 11/15/2026	1,507,000	1,430,972
3.45%, 11/16/2027	788,000	745,968
5.13%, 6/15/2027 (a)	2,375,000	2,385,925
5.25%, 5/4/2025	1,889,000	1,889,208
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	254,018	227,493
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	1,511,081	1,272,134
Series 2016-2, Class AA, 2.88%, 4/7/2030	694,232	620,824
Series 2016-1, Class AA, 3.10%, 1/7/2030	1,127,617	1,029,830
Series 2018-1, Class AA, 3.50%, 9/1/2031	2,521,700	2,286,123
Series 2014-2, Class A, 3.75%, 3/3/2028	722,912	680,426
Series 2014-1, Class A, 4.00%, 10/11/2027	854,588	810,774
Series 2019-1, Class AA, 4.15%, 2/25/2033	1,148,594	1,058,682

See accompanying notes to financial statements.
108

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-1, Class A, 4.30%, 2/15/2027	$ 1,250,902	$ 1,205,394
Series 2020-1, Class B, 4.88%, 7/15/2027	1,025,696	995,592
Series 2020-1, Class A, 5.88%, 4/15/2029	1,946,773	1,967,467
		27,158,181
APPAREL — 0.3%
NIKE, Inc.:
2.38%, 11/1/2026 (a)	1,700,000	1,614,031
2.40%, 3/27/2025	505,000	490,991
2.75%, 3/27/2027 (a)	527,000	502,510
2.85%, 3/27/2030	4,570,000	4,202,664
PVH Corp. 4.63%, 7/10/2025	3,260,000	3,207,123
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	2,429,000	2,209,661
3.75%, 9/15/2025	1,672,000	1,638,142
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	2,282,000	1,850,086
4.13%, 7/15/2027	250,000	238,058
4.25%, 4/1/2025	1,042,000	1,026,339
7.00%, 11/27/2026	1,500,000	1,556,160
7.05%, 11/27/2025 (a)	375,000	383,831
7.35%, 11/27/2028	1,236,000	1,297,194
7.70%, 11/27/2030	1,693,000	1,785,150
7.85%, 11/27/2033	831,000	887,350
VF Corp.:
2.40%, 4/23/2025	964,000	920,851
2.80%, 4/23/2027 (a)	1,641,000	1,506,028
2.95%, 4/23/2030 (a)	834,000	696,949
		26,013,118
AUTO MANUFACTURERS — 2.9%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025 (a)	1,297,000	1,219,530
Series MTN, 1.20%, 7/8/2025	1,404,000	1,331,792
Series MTN, 1.30%, 9/9/2026 (a)	920,000	845,692
Series MTN, 1.50%, 1/13/2025	333,000	321,282
Series MTN, 1.80%, 1/13/2031 (a)	1,626,000	1,375,336
Series MTN, 2.00%, 3/24/2028 (a)	1,591,000	1,442,353
Series MTN, 2.25%, 1/12/2029	1,721,000	1,554,493
Series GMTN, 2.30%, 9/9/2026	774,000	732,080
Series MTN, 2.35%, 1/8/2027	33,000	30,995
Series GMTN, 3.50%, 2/15/2028 (a)	910,000	876,321
Security Description	Principal Amount	Value
4.60%, 4/17/2030	$ 1,590,000	$ 1,590,684
Series A, 4.60%, 4/17/2025	1,735,000	1,730,021
4.70%, 1/12/2028	1,652,000	1,666,339
4.75%, 1/12/2026	1,709,000	1,713,221
5.00%, 5/23/2025	982,000	984,975
Series GMTN, 5.13%, 7/7/2028	1,654,000	1,706,399
Series GMTN, 5.25%, 7/7/2026 (a)	1,374,000	1,398,540
5.65%, 11/15/2028	1,663,000	1,741,228
Series GMTN, 5.80%, 10/3/2025 (a)	1,732,000	1,762,882
Series GMTN, 5.85%, 10/4/2030	1,469,000	1,569,230
Cummins, Inc.:
0.75%, 9/1/2025 (a)	1,240,000	1,162,525
1.50%, 9/1/2030	1,621,000	1,350,860
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	546,000	505,814
2.90%, 2/16/2028	57,000	51,160
2.90%, 2/10/2029	1,590,000	1,393,428
4.13%, 8/4/2025	1,652,000	1,606,107
Series GMTN, 4.39%, 1/8/2026 (a)	1,592,000	1,547,758
4.54%, 8/1/2026	1,486,000	1,440,291
4.95%, 5/28/2027	124,000	121,064
5.11%, 5/3/2029	1,550,000	1,508,460
5.13%, 6/16/2025	200,000	197,592
6.80%, 5/12/2028	13,863,000	14,481,013
6.80%, 11/7/2028	1,609,000	1,683,642
6.95%, 6/10/2026	2,000	2,052
7.12%, 11/7/2033	10,930,000	11,774,670
7.20%, 6/10/2030	21,762,000	23,188,934
7.35%, 11/4/2027	1,500,000	1,580,430
7.35%, 3/6/2030	57,000	61,144
General Motors Co.:
4.00%, 4/1/2025	818,000	803,955
4.20%, 10/1/2027 (a)	1,447,000	1,414,471
5.00%, 10/1/2028	1,334,000	1,345,486
5.40%, 10/15/2029 (a)	2,137,000	2,175,295
5.60%, 10/15/2032 (a)	844,000	863,032
6.13%, 10/1/2025	3,920,000	3,970,646
6.80%, 10/1/2027	1,469,000	1,558,315
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	1,479,000	1,368,681
1.50%, 6/10/2026	1,736,000	1,591,634
2.35%, 2/26/2027	1,749,000	1,611,109
2.35%, 1/8/2031	1,480,000	1,223,960
2.40%, 4/10/2028	1,556,000	1,397,521
2.40%, 10/15/2028	1,615,000	1,434,895
2.70%, 8/20/2027	1,615,000	1,489,466
2.70%, 6/10/2031	1,658,000	1,390,946
2.75%, 6/20/2025	2,028,000	1,951,788
2.90%, 2/26/2025	1,890,000	1,834,642
3.10%, 1/12/2032	1,496,000	1,274,517

See accompanying notes to financial statements.
109

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 6/21/2030	$ 2,157,000	$ 1,960,929
3.80%, 4/7/2025	1,376,000	1,348,370
3.85%, 1/5/2028	1,410,000	1,348,030
4.00%, 1/15/2025	1,731,000	1,702,681
4.00%, 10/6/2026	1,732,000	1,685,461
4.30%, 7/13/2025	1,682,000	1,654,752
4.30%, 4/6/2029	1,693,000	1,633,152
4.35%, 4/9/2025	1,613,000	1,590,144
4.35%, 1/17/2027	1,782,000	1,747,215
5.00%, 4/9/2027	575,000	574,109
5.25%, 3/1/2026	3,356,000	3,358,853
5.40%, 4/6/2026	2,504,000	2,521,353
5.65%, 1/17/2029 (a)	1,242,000	1,271,299
5.80%, 6/23/2028	1,611,000	1,656,140
5.80%, 1/7/2029 (a)	5,500,000	5,634,475
5.85%, 4/6/2030 (a)	1,316,000	1,358,099
6.00%, 1/9/2028 (a)	452,000	467,617
6.05%, 10/10/2025	2,792,000	2,827,961
6.10%, 1/7/2034 (a)	2,250,000	2,313,765
6.40%, 1/9/2033	1,511,000	1,609,200
Honda Motor Co. Ltd.:
2.27%, 3/10/2025	898,000	870,638
2.97%, 3/10/2032 (a)	102,000	93,242
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	2,056,000	2,577,751
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	871,000	805,475
Series MTN, 1.80%, 2/6/2025	1,165,000	1,127,464
Series MTN, 2.85%, 4/7/2025	444,000	433,899
Series MTN, 3.55%, 8/11/2025	508,000	500,136
Series MTN, 4.45%, 3/30/2026 (a)	2,610,000	2,608,747
Series MTN, 4.95%, 10/3/2025	957,000	961,929
Series MTN, 4.95%, 8/10/2028 (a)	1,159,000	1,196,389
Series MTN, 5.05%, 8/10/2026	1,358,000	1,377,256
Series DMTN, 5.20%, 11/9/2026	1,898,000	1,939,889
Toyota Motor Corp.:
1.34%, 3/25/2026	1,594,000	1,485,991
2.36%, 3/25/2031 (a)	1,603,000	1,407,851
2.76%, 7/2/2029 (a)	1,004,000	940,959
5.12%, 7/13/2028 (a)	1,451,000	1,505,442
5.28%, 7/13/2026	754,000	767,474
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025 (a)	1,241,000	1,160,434
Series MTN, 0.80%, 1/9/2026 (a)	1,528,000	1,417,999
Security Description	Principal Amount	Value
Series MTN, 1.13%, 6/18/2026	$ 1,724,000	$ 1,592,062
Series MTN, 1.15%, 8/13/2027 (a)	1,381,000	1,233,633
Series MTN, 1.45%, 1/13/2025	559,000	539,480
Series MTN, 1.65%, 1/10/2031 (a)	1,361,000	1,133,196
Series MTN, 1.80%, 2/13/2025	790,000	764,025
1.90%, 9/12/2031	921,000	767,571
Series MTN, 1.90%, 1/13/2027 (a)	1,236,000	1,146,934
Series MTN, 1.90%, 4/6/2028	1,240,000	1,125,784
Series MTN, 2.15%, 2/13/2030	1,746,000	1,541,980
Series MTN, 3.00%, 4/1/2025	487,000	476,223
Series GMTN, 3.05%, 1/11/2028	1,132,000	1,079,713
Series MTN, 3.05%, 3/22/2027	1,858,000	1,780,726
Series MTN, 3.20%, 1/11/2027	561,000	541,045
Series MTN, 3.38%, 4/1/2030	1,591,000	1,496,160
Series MTN, 3.40%, 4/14/2025	790,000	775,567
3.65%, 1/8/2029 (a)	1,584,000	1,545,604
Series MTN, 3.65%, 8/18/2025	1,209,000	1,190,454
3.95%, 6/30/2025	1,770,000	1,749,663
4.45%, 5/18/2026	4,244,000	4,237,592
Series MTN, 4.45%, 6/29/2029	1,351,000	1,357,674
4.55%, 5/17/2030 (a)	1,601,000	1,612,719
Series MTN, 4.55%, 9/20/2027	2,018,000	2,034,608
4.63%, 1/12/2028 (a)	1,683,000	1,705,182
4.70%, 1/12/2033 (a)	125,000	128,373
4.80%, 1/10/2025	1,244,000	1,244,149
Series MTN, 5.00%, 8/14/2026	1,196,000	1,210,854
Series MTN, 5.25%, 9/11/2028	912,000	945,461
5.40%, 11/10/2025	1,580,000	1,605,106
5.40%, 11/20/2026	1,818,000	1,862,086
5.45%, 11/10/2027 (a)	1,459,000	1,512,968
5.55%, 11/20/2030	1,435,000	1,511,758
5.60%, 9/11/2025	491,000	499,278
		221,340,894
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	1,732,000	1,675,052
3.25%, 3/1/2032 (a)	1,213,000	1,072,377

See accompanying notes to financial statements.
110

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
BorgWarner, Inc.:
2.65%, 7/1/2027	$ 2,162,000	$ 2,004,412
3.38%, 3/15/2025	150,000	146,787
Lear Corp.:
2.60%, 1/15/2032 (a)	735,000	600,362
3.50%, 5/30/2030	1,348,000	1,206,487
3.80%, 9/15/2027	538,000	518,713
4.25%, 5/15/2029	827,000	795,532
Magna International, Inc.:
2.45%, 6/15/2030 (a)	1,710,000	1,497,002
4.15%, 10/1/2025	4,239,000	4,175,500
5.50%, 3/21/2033 (a)	1,587,000	1,681,522
		15,373,746
BANKS — 27.6%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	1,595,000	1,564,663
5.09%, 12/8/2025	1,598,000	1,607,332
5.38%, 7/3/2025 (a)	1,506,000	1,519,539
Series 3A2, 5.67%, 10/3/2025	1,575,000	1,600,231
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	1,645,000	1,534,538
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (b)	1,391,000	1,398,553
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (b)	1,241,000	1,275,264
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (b)	1,612,000	1,755,935
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	2,053,000	1,858,211
1.85%, 3/25/2026	2,085,000	1,931,335
2.75%, 5/28/2025	1,813,000	1,750,089
2.75%, 12/3/2030	1,879,000	1,560,322
2.96%, 3/25/2031	1,599,000	1,375,380
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (b)	1,588,000	1,328,965
3.31%, 6/27/2029	1,590,000	1,467,920
3.49%, 5/28/2030	1,564,000	1,408,617
3.50%, 3/24/2025 (a)	1,415,000	1,384,860
3.80%, 2/23/2028	1,388,000	1,310,827
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	1,980,000	1,904,740
4.25%, 4/11/2027	2,489,000	2,411,717
4.38%, 4/12/2028 (a)	1,527,000	1,482,870
5.15%, 8/18/2025	2,647,000	2,632,971
5.18%, 11/19/2025	2,049,000	2,031,051
5.29%, 8/18/2027	4,042,000	4,051,984
5.59%, 8/8/2028	2,177,000	2,221,890
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (a) (b)	1,391,000	1,440,088
6.61%, 11/7/2028 (a)	1,909,000	2,033,963
Security Description	Principal Amount	Value
6.92%, 8/8/2033	$ 2,904,000	$ 3,097,842
6.94%, 11/7/2033	2,241,000	2,492,911
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	7,498,000	6,964,217
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	5,299,000	4,987,737
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	3,955,000	3,658,770
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	9,731,000	8,913,304
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	3,440,000	2,809,758
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	3,614,000	2,935,182
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (b)	2,700,000	2,594,025
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	4,259,000	3,755,970
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	5,583,000	4,560,362
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	2,903,000	2,303,327
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	5,913,000	5,081,869
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (b)	3,072,000	2,846,515
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	5,054,000	4,192,697
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	12,034,000	10,363,921
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	2,845,000	2,404,309
SOFR + 1.32%, 2.69%, 4/22/2032 (a) (b)	6,671,000	5,632,792
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	4,825,000	4,284,600
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (b)	5,329,000	4,528,371
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (b)	4,304,000	3,903,255
Series MTN, 3.25%, 10/21/2027	3,760,000	3,578,956
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (b)	2,527,000	2,468,222

See accompanying notes to financial statements.
111

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (b)	$ 3,992,000	$ 3,885,374
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	9,176,000	8,638,837
Series GMTN, 3.50%, 4/19/2026	3,670,000	3,572,341
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	4,582,000	4,411,595
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	3,809,000	3,614,512
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	2,824,000	2,698,417
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	3,894,000	3,744,159
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (a) (b)	3,529,000	3,099,238
Series MTN, 3.88%, 8/1/2025	1,457,000	1,436,573
Series L, 3.95%, 4/21/2025	2,834,000	2,786,587
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	4,253,000	4,062,040
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	5,650,000	5,356,708
Series MTN, 4.00%, 1/22/2025	3,607,000	3,557,909
Series L, 4.18%, 11/25/2027	5,680,000	5,523,970
Series MTN, 4.25%, 10/22/2026	8,009,000	7,865,078
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	4,643,000	4,480,449
SOFR + 1.58%, 4.38%, 4/27/2028 (a) (b)	3,193,000	3,120,902
Series MTN, 4.45%, 3/3/2026 (a)	5,498,000	5,433,234
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	5,544,000	5,288,200
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (a) (b)	2,848,000	2,826,868
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	4,345,000	4,341,220
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	7,874,000	7,784,630
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	4,580,000	4,571,893
Security Description	Principal Amount	Value
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	$ 5,478,000	$ 5,511,416
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	6,935,000	6,954,487
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	6,550,000	6,761,303
SOFR + 1.84%, 5.87%, 9/15/2034 (b)	5,025,000	5,265,647
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	1,675,000	1,708,718
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	2,835,000	2,960,505
6.22%, 9/15/2026	974,000	1,008,723
Bank of America NA:
5.53%, 8/18/2026	3,157,000	3,215,373
5.65%, 8/18/2025 (a)	3,105,000	3,144,899
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	1,285,000	1,186,016
Series MTN, 1.25%, 9/15/2026 (a)	1,525,000	1,389,305
Series MTN, 1.50%, 1/10/2025	1,694,000	1,631,915
Series MTN, 1.85%, 5/1/2025	1,861,000	1,785,574
Series MTN, 2.65%, 3/8/2027 (a)	1,678,000	1,580,173
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	1,821,000	1,478,925
Series MTN, 3.70%, 6/7/2025 (a)	1,933,000	1,895,867
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	1,568,000	1,441,541
Series H, 4.70%, 9/14/2027 (a)	1,577,000	1,580,816
5.20%, 2/1/2028	1,429,000	1,456,094
5.27%, 12/11/2026 (a)	5,000,000	5,071,750
5.30%, 6/5/2026	1,841,000	1,859,005
5.72%, 9/25/2028	1,622,000	1,681,479
5.92%, 9/25/2025 (a)	1,416,000	1,438,104
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (b)	1,657,000	1,656,586
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	1,692,000	1,559,601
Series MTN, 1.05%, 10/15/2026 (a)	608,000	550,732
Series MTN, 1.60%, 4/24/2025	1,862,000	1,787,501
Series MTN, 1.65%, 7/14/2028	488,000	429,401
Series MTN, 1.65%, 1/28/2031 (a)	584,000	484,907

See accompanying notes to financial statements.
112

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.80%, 7/28/2031	$ 536,000	$ 437,773
Series J, 1.90%, 1/25/2029	468,000	414,147
Series MTN, 2.05%, 1/26/2027	1,174,000	1,091,268
Series MTN, 2.45%, 8/17/2026	631,000	595,727
2.50%, 1/26/2032	1,437,000	1,228,635
Series MTN, 2.80%, 5/4/2026	1,359,000	1,301,555
Series G, 3.00%, 2/24/2025 (a)	1,050,000	1,026,869
Series MTN, 3.00%, 10/30/2028	1,150,000	1,063,037
Series MTN, 3.25%, 5/16/2027	583,000	558,794
Series MTN, 3.30%, 8/23/2029	1,628,000	1,524,313
Series MTN, 3.40%, 1/29/2028	1,239,000	1,182,179
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	1,479,000	1,423,700
Series MTN, 3.85%, 4/28/2028	2,270,000	2,214,249
Series MTN, 3.85%, 4/26/2029	1,475,000	1,435,455
Series MTN, 3.95%, 11/18/2025 (a)	502,000	493,049
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (a) (b)	1,190,000	1,162,428
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (b)	609,000	580,864
SOFR + 1.35%, 4.41%, 7/24/2026 (b)	1,768,000	1,749,295
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	1,631,000	1,620,692
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	1,015,000	1,009,600
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	1,341,000	1,311,176
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	2,045,000	2,044,591
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	1,215,000	1,210,310
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	1,621,000	1,680,653
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	2,327,000	2,468,039
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (b)	462,000	490,344
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (b)	$ 1,540,000	$ 1,707,121
Bank of Nova Scotia:
1.05%, 3/2/2026	1,555,000	1,432,513
1.30%, 6/11/2025	1,068,000	1,012,475
1.30%, 9/15/2026	1,698,000	1,546,793
1.35%, 6/24/2026 (a)	536,000	492,595
1.45%, 1/10/2025	756,000	728,164
1.95%, 2/2/2027 (a)	529,000	487,362
2.15%, 8/1/2031 (a)	502,000	416,509
2.20%, 2/3/2025	714,000	692,352
2.45%, 2/2/2032 (a)	486,000	407,331
2.70%, 8/3/2026	1,897,000	1,797,180
2.95%, 3/11/2027	572,000	541,547
Series MTN, 3.45%, 4/11/2025	1,793,000	1,755,759
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (a) (b)	2,141,000	1,626,004
4.50%, 12/16/2025	1,210,000	1,190,446
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	1,867,000	1,671,618
4.75%, 2/2/2026 (a)	1,751,000	1,747,883
4.85%, 2/1/2030 (a)	1,824,000	1,818,674
5.25%, 6/12/2028 (a)	1,260,000	1,279,606
5.35%, 12/7/2026	6,290,000	6,402,843
5.45%, 6/12/2025 (a)	1,949,000	1,957,809
5.65%, 2/1/2034	2,925,000	3,036,062
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (b)	725,000	587,620
BankUnited, Inc.:
4.88%, 11/17/2025 (a)	985,000	959,538
5.13%, 6/11/2030 (a)	513,000	468,872
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (a) (b)	2,477,000	2,271,904
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (b)	936,000	790,096
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (b)	1,639,000	1,352,699
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	2,982,000	2,878,525
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (b)	1,805,000	1,484,161
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	1,129,000	969,122
3.65%, 3/16/2025	2,827,000	2,763,817
4.34%, 1/10/2028	479,000	465,344
4.38%, 1/12/2026	4,509,000	4,451,510
4.84%, 5/9/2028	2,852,000	2,781,128
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (b)	2,488,000	2,444,759

See accompanying notes to financial statements.
113

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (b)	$ 2,239,000	$ 2,169,143
5.20%, 5/12/2026	2,897,000	2,877,127
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (a) (b)	2,316,000	2,307,315
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	2,071,000	2,081,935
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (b)	1,465,000	1,477,819
SOFR + 2.21%, 5.83%, 5/9/2027 (a) (b)	7,036,000	7,096,861
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	3,062,000	3,175,600
SOFR + 2.22%, 6.49%, 9/13/2029 (b)	1,959,000	2,043,198
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	2,412,000	2,479,825
SOFR + 2.62%, 6.69%, 9/13/2034 (b)	2,131,000	2,278,465
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (b)	2,552,000	2,716,145
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (a) (b)	2,234,000	2,306,895
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	1,924,000	2,056,140
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (b)	2,853,000	3,197,386
BPCE SA Series MTN, 3.38%, 12/2/2026 (a)	1,490,000	1,440,681
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	1,456,000	1,358,594
1.25%, 6/22/2026	1,456,000	1,334,628
2.25%, 1/28/2025	1,749,000	1,694,484
3.30%, 4/7/2025 (a)	2,456,000	2,399,266
3.45%, 4/7/2027 (a)	1,556,000	1,495,658
3.60%, 4/7/2032	433,000	395,216
3.95%, 8/4/2025 (a)	1,904,000	1,875,021
5.00%, 4/28/2028	1,221,000	1,228,009
5.14%, 4/28/2025	1,871,000	1,871,674
5.62%, 7/17/2026	539,000	549,333
5.93%, 10/2/2026 (a)	1,362,000	1,400,231
5.99%, 10/3/2028	1,626,000	1,701,007
6.09%, 10/3/2033	1,491,000	1,591,434
Capital One NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	1,926,000	1,854,565
Citibank NA:
5.49%, 12/4/2026	3,977,000	4,050,853
5.80%, 9/29/2028	3,383,000	3,532,326
5.86%, 9/29/2025 (a)	2,187,000	2,223,960
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	3,932,000	3,614,098
Security Description	Principal Amount	Value
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	$ 3,693,000	$ 3,379,797
SOFR + 0.69%, 2.01%, 1/25/2026 (a) (b)	3,387,000	3,254,433
SOFR + 1.18%, 2.52%, 11/3/2032 (a) (b)	2,765,000	2,281,844
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	4,258,000	3,554,195
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	8,330,000	7,115,986
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	4,818,000	4,182,169
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	10,998,000	9,803,837
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	4,364,000	3,724,412
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	3,612,000	3,403,840
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	4,445,000	4,322,007
3.20%, 10/21/2026	5,852,000	5,583,803
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	4,201,000	4,090,640
3.30%, 4/27/2025	1,790,000	1,749,546
3.40%, 5/1/2026	3,074,000	2,967,209
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	3,278,000	3,098,988
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	3,896,000	3,714,330
3.70%, 1/12/2026	3,113,000	3,040,343
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	5,715,000	5,141,843
3.88%, 3/26/2025	1,345,000	1,320,319
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	4,042,000	3,910,473
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (b)	4,411,000	4,184,892
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	6,058,000	5,835,671
4.13%, 7/25/2028 (a)	537,000	515,880
4.30%, 11/20/2026	1,564,000	1,532,704
4.40%, 6/10/2025	3,709,000	3,667,014
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	8,002,000	7,662,555
4.45%, 9/29/2027	4,995,000	4,879,566
4.60%, 3/9/2026	1,580,000	1,559,855
SOFR + 1.89%, 4.66%, 5/24/2028 (a) (b)	1,935,000	1,922,848
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	3,837,000	3,757,382
5.50%, 9/13/2025	1,239,000	1,245,294

See accompanying notes to financial statements.
114

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	$ 4,220,000	$ 4,250,764
6.00%, 10/31/2033	1,489,000	1,571,059
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	4,364,000	4,526,166
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (b)	9,872,000	10,566,495
6.63%, 1/15/2028	443,000	479,211
6.63%, 6/15/2032 (a)	2,681,000	2,918,188
Citizens Bank NA:
2.25%, 4/28/2025	1,087,000	1,039,400
3.75%, 2/18/2026 (a)	1,620,000	1,549,222
SOFR + 2.00%, 4.58%, 8/9/2028 (a) (b)	547,000	519,645
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,626,000	1,365,320
2.64%, 9/30/2032	1,031,000	795,561
2.85%, 7/27/2026	1,739,000	1,618,348
3.25%, 4/30/2030 (a)	350,000	307,405
4.30%, 12/3/2025	1,082,000	1,055,026
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (b)	1,561,000	1,443,347
Comerica Bank:
4.00%, 7/27/2025 (a)	1,307,000	1,266,352
SOFR + 2.61%, 5.33%, 8/25/2033 (b)	1,513,000	1,396,272
Comerica, Inc. 4.00%, 2/1/2029 (a)	1,565,000	1,479,222
Commonwealth Bank of Australia:
5.08%, 1/10/2025 (a)	1,268,000	1,269,801
5.32%, 3/13/2026	338,000	342,641
5.50%, 9/12/2025	3,252,000	3,294,504
Cooperatieve Rabobank UA:
1.38%, 1/10/2025 (a)	1,444,000	1,389,763
Series MTN, 3.38%, 5/21/2025	854,000	837,236
3.75%, 7/21/2026	2,231,000	2,138,570
4.38%, 8/4/2025	1,870,000	1,836,377
5.00%, 1/13/2025	1,616,000	1,614,756
5.50%, 10/5/2026	1,879,000	1,923,326
Series MTN, 5.50%, 7/18/2025	1,604,000	1,620,072
Credit Suisse AG:
1.25%, 8/7/2026	2,447,000	2,219,649
2.95%, 4/9/2025	1,681,000	1,628,822
Series MTN, 3.70%, 2/21/2025	2,763,000	2,706,165
5.00%, 7/9/2027	1,582,000	1,582,142
7.50%, 2/15/2028	3,220,000	3,529,345
7.95%, 1/9/2025	1,780,000	1,818,679
Deutsche Bank AG:
1.69%, 3/19/2026	1,597,000	1,486,583
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	2,876,000	2,695,531
Security Description	Principal Amount	Value
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	$ 2,565,000	$ 2,344,974
SOFR + 1.32%, 2.55%, 1/7/2028 (a) (b)	1,653,000	1,518,099
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	1,617,000	1,350,486
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	1,937,000	1,699,698
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	1,343,000	1,125,797
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	1,639,000	1,345,439
4.10%, 1/13/2026	2,010,000	1,961,097
4.16%, 5/13/2025	1,449,000	1,429,221
4.50%, 4/1/2025 (a)	1,590,000	1,561,507
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	1,533,000	1,432,680
5.37%, 9/9/2027 (a)	924,000	936,991
SOFR + 5.44%, 5.88%, 7/8/2031 (b)	1,437,000	1,402,986
SOFR + 3.19%, 6.12%, 7/14/2026 (b)	1,640,000	1,656,876
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	2,825,000	2,958,735
SOFR + 2.51%, 6.82%, 11/20/2029 (b)	1,501,000	1,579,082
SOFR + 3.65%, 7.08%, 2/10/2034 (a) (b)	3,027,000	3,110,152
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	1,467,000	1,523,846
Discover Bank:
2.70%, 2/6/2030	783,000	663,663
3.45%, 7/27/2026	1,551,000	1,467,339
4.25%, 3/13/2026	903,000	876,316
4.65%, 9/13/2028	1,579,000	1,505,434
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (a) (b)	803,000	778,790
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	1,255,000	1,130,466
2.38%, 1/28/2025	585,000	565,988
2.55%, 5/5/2027	1,721,000	1,587,244
3.95%, 3/14/2028	1,221,000	1,171,843
SOFR + 1.36%, 4.06%, 4/25/2028 (b)	1,253,000	1,193,483
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (b)	1,617,000	1,503,535
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	1,588,000	1,557,606
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	914,000	950,898
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	1,628,000	1,689,783
Fifth Third Bank NA:
2.25%, 2/1/2027 (a)	1,418,000	1,308,360

See accompanying notes to financial statements.
115

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 3/15/2026	$ 1,467,000	$ 1,409,230
3.95%, 7/28/2025	1,111,000	1,087,358
First Citizens BancShares, Inc. 3 mo. USD Term SOFR + 2.47%, 3.38%, 3/15/2030 (b)	497,000	469,859
First Horizon Bank 5.75%, 5/1/2030 (a)	668,000	630,612
First Horizon Corp. 4.00%, 5/26/2025 (a)	1,542,000	1,496,758
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	673,000	684,596
FNB Corp. 5.15%, 8/25/2025	522,000	515,407
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (b)	2,614,000	2,479,248
SOFR + 0.79%, 1.09%, 12/9/2026 (b)	2,929,000	2,698,429
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	4,350,000	4,010,004
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	3,151,000	2,858,083
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	6,189,000	5,661,821
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	3,394,000	2,746,934
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	6,380,000	5,245,827
2.60%, 2/7/2030	6,523,000	5,729,934
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	5,769,000	4,842,441
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	4,585,000	4,250,753
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	4,954,000	4,128,168
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	6,253,000	5,370,139
3 mo. USD Term SOFR + 1.46%, 3.27%, 9/29/2025 (b)	554,000	544,682
3.50%, 1/23/2025	3,644,000	3,573,999
3.50%, 4/1/2025	5,395,000	5,278,738
3.50%, 11/16/2026	4,598,000	4,429,851
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	4,298,000	4,118,387
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	4,623,000	4,419,773
3.75%, 5/22/2025	2,840,000	2,786,125
3.75%, 2/25/2026	2,646,000	2,585,671
3.80%, 3/15/2030	3,912,000	3,677,749
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	4,634,000	4,402,068
Security Description	Principal Amount	Value
3.85%, 1/26/2027	$ 5,630,000	$ 5,480,467
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	6,243,000	6,035,920
4.25%, 10/21/2025	2,777,000	2,725,987
SOFR + 1.51%, 4.39%, 6/15/2027 (a) (b)	1,553,000	1,528,618
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	3,004,000	2,949,027
SOFR + 1.08%, 5.80%, 8/10/2026 (b)	3,281,000	3,314,597
5.95%, 1/15/2027 (a)	1,635,000	1,681,352
6.13%, 2/15/2033 (a)	422,000	463,824
SOFR + 1.77%, 6.48%, 10/24/2029 (b)	7,345,000	7,794,808
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (b)	318,000	350,070
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	5,487,000	5,029,768
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	3,524,000	3,349,280
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	2,423,000	2,156,955
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	3,002,000	2,858,204
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	2,952,000	2,577,066
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	3,828,000	3,514,334
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	2,562,000	2,126,537
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	4,659,000	3,888,355
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,105,000	1,812,194
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	2,337,000	1,944,898
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	4,747,000	4,604,827
3.90%, 5/25/2026	3,685,000	3,588,711
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	4,698,000	4,390,187
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	3,787,000	3,649,343
4.25%, 8/18/2025	2,162,000	2,115,625
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (b)	3,711,000	3,633,217
4.30%, 3/8/2026 (a)	4,394,000	4,322,070
4.38%, 11/23/2026	2,243,000	2,191,658
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	4,740,000	4,599,412

See accompanying notes to financial statements.
116

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	$ 2,788,000	$ 2,748,829
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	2,851,000	2,657,075
4.95%, 3/31/2030	3,908,000	3,874,000
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	3,466,000	3,464,683
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (b)	500,000	502,385
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	13,787,000	13,981,810
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	2,847,000	2,941,748
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (b)	3,153,000	3,340,194
SOFR + 2.98%, 6.55%, 6/20/2034 (b)	3,065,000	3,208,319
SOFR + 3.03%, 7.34%, 11/3/2026 (b)	4,840,000	5,026,292
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	3,160,000	3,385,845
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	3,432,000	3,767,993
SOFR + 4.25%, 8.11%, 11/3/2033 (b)	3,160,000	3,640,541
HSBC USA, Inc. 5.63%, 3/17/2025 (a)	1,419,000	1,426,790
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (b)	1,284,000	970,832
4.00%, 5/15/2025 (a)	1,039,000	1,018,075
SOFR + 1.97%, 4.44%, 8/4/2028 (a) (b)	1,008,000	977,236
SOFR + 2.05%, 5.02%, 5/17/2033 (a) (b)	1,140,000	1,104,740
SOFR + 2.02%, 6.21%, 8/21/2029 (b)	3,293,000	3,394,852
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (a) (b)	1,492,000	1,441,735
5.65%, 1/10/2030	1,469,000	1,485,467
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	1,415,000	1,309,257
SOFR + 1.32%, 2.73%, 4/1/2032 (b)	1,117,000	958,743
SOFR + 1.64%, 3.87%, 3/28/2026 (b)	3,902,000	3,824,545
3.95%, 3/29/2027	2,992,000	2,897,363
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	1,873,000	1,824,489
4.05%, 4/9/2029 (a)	1,320,000	1,275,833
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	1,655,000	1,550,090
4.55%, 10/2/2028	1,454,000	1,435,621
SOFR + 1.56%, 6.08%, 9/11/2027 (a) (b)	1,756,000	1,792,455
Security Description	Principal Amount	Value
SOFR + 2.09%, 6.11%, 9/11/2034 (b)	$ 1,727,000	$ 1,816,148
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	2,763,000	2,538,230
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	6,779,000	6,277,218
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	4,150,000	3,759,526
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	172,000	158,727
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b)	3,439,000	2,792,399
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	3,553,000	2,891,716
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (b)	3,787,000	3,638,247
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	2,775,000	2,460,259
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	5,603,000	5,369,579
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	2,277,000	2,080,358
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	6,662,000	5,765,361
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	4,689,000	3,917,050
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	4,360,000	3,689,999
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	1,463,000	1,417,062
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	11,135,000	9,901,687
2.95%, 10/1/2026	4,537,000	4,326,211
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	2,322,000	2,184,538
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (b)	7,150,000	6,289,354
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	5,200,000	4,452,760
3.13%, 1/23/2025	3,785,000	3,707,180
3.20%, 6/15/2026 (a)	1,484,000	1,432,357
3.30%, 4/1/2026	3,638,000	3,519,583
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	3,165,000	2,996,274
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	3,800,000	3,628,886
3.63%, 12/1/2027	1,581,000	1,515,847

See accompanying notes to financial statements.
117

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	$ 3,668,000	$ 3,449,864
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	4,176,000	4,032,805
3.90%, 7/15/2025	3,291,000	3,243,182
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (b)	3,780,000	3,692,569
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	3,534,000	3,401,192
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	4,639,000	4,565,147
4.13%, 12/15/2026	3,024,000	2,965,425
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	6,770,000	6,576,920
4.25%, 10/1/2027 (a)	1,668,000	1,649,752
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	4,334,000	4,262,186
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (b)	3,844,000	3,768,273
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	4,260,000	4,154,906
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	6,134,000	6,000,954
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	4,175,000	4,025,618
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	4,981,000	4,981,448
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	7,055,000	6,976,619
SOFR + 1.45%, 5.30%, 7/24/2029 (b)	3,598,000	3,650,927
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	6,066,000	6,164,451
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	12,234,000	12,652,036
SOFR + 1.33%, 6.07%, 10/22/2027 (b)	2,914,000	2,998,185
SOFR + 1.57%, 6.09%, 10/23/2029 (b)	3,538,000	3,721,622
SOFR + 1.81%, 6.25%, 10/23/2034 (a) (b)	4,591,000	4,979,582
7.63%, 10/15/2026	1,588,000	1,707,672
7.75%, 7/15/2025	1,147,000	1,195,117
8.00%, 4/29/2027	1,472,000	1,627,075
8.75%, 9/1/2030	979,000	1,178,990
JPMorgan Chase Bank NA 5.11%, 12/8/2026	6,650,000	6,712,776
KeyBank NA:
3.30%, 6/1/2025	1,093,000	1,051,641
3.40%, 5/20/2026	1,607,000	1,511,303
Security Description	Principal Amount	Value
3.90%, 4/13/2029	$ 1,453,000	$ 1,273,540
4.15%, 8/8/2025 (a)	1,461,000	1,417,711
4.39%, 12/14/2027	572,000	537,217
4.70%, 1/26/2026 (a)	829,000	808,855
4.90%, 8/8/2032	1,667,000	1,469,110
5.00%, 1/26/2033	1,167,000	1,090,421
5.85%, 11/15/2027 (a)	1,628,000	1,627,626
6.95%, 2/1/2028	914,000	929,538
KeyCorp:
Series MTN, 2.55%, 10/1/2029	1,742,000	1,478,958
Series MTN, 4.10%, 4/30/2028	1,109,000	1,043,458
Series MTN, 4.15%, 10/29/2025	910,000	887,878
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	1,555,000	1,429,216
Lloyds Bank PLC 3.50%, 5/14/2025	880,000	860,992
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b)	1,702,000	1,560,019
1 yr. CMT + 1.00%, 2.44%, 2/5/2026 (b)	2,478,000	2,391,889
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (b)	1,520,000	1,483,946
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	2,619,000	2,464,296
3.75%, 1/11/2027	1,752,000	1,683,409
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	1,211,000	1,159,496
4.38%, 3/22/2028 (a)	2,098,000	2,051,760
4.45%, 5/8/2025	3,346,000	3,306,216
4.55%, 8/16/2028	1,669,000	1,643,581
4.58%, 12/10/2025	1,591,000	1,558,464
4.65%, 3/24/2026	1,992,000	1,957,459
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (b)	1,716,000	1,693,675
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b)	1,831,000	1,786,983
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (b)	1,909,000	1,956,801
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (a) (b)	2,070,000	2,107,570
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (b)	1,530,000	1,755,155
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	1,424,000	1,373,476
SOFR + 1.85%, 5.05%, 1/27/2034 (a) (b)	1,358,000	1,286,542
SOFR + 2.80%, 7.41%, 10/30/2029 (b)	1,609,000	1,732,909

See accompanying notes to financial statements.
118

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	$ 1,087,000	$ 1,052,640
3.40%, 8/17/2027	535,000	495,394
4.65%, 1/27/2026 (a)	1,608,000	1,573,878
4.70%, 1/27/2028	1,627,000	1,581,721
5.40%, 11/21/2025	1,531,000	1,524,708
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,291,000	2,163,758
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	3,053,000	2,790,411
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (a) (b)	1,950,000	1,776,060
2.05%, 7/17/2030	1,635,000	1,372,664
2.19%, 2/25/2025	5,106,000	4,932,907
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (a) (b)	2,554,000	2,120,458
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (a) (b)	1,497,000	1,384,006
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (b)	1,384,000	1,162,948
2.56%, 2/25/2030	1,612,000	1,411,806
2.76%, 9/13/2026	1,605,000	1,514,687
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b)	1,699,000	1,456,638
3.20%, 7/18/2029	2,374,000	2,182,679
3.29%, 7/25/2027 (a)	565,000	538,767
3.68%, 2/22/2027 (a)	1,313,000	1,273,085
3.74%, 3/7/2029 (a)	1,941,000	1,853,830
3.78%, 3/2/2025	1,741,000	1,712,256
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (b)	2,427,000	2,380,305
3.85%, 3/1/2026 (a)	4,397,000	4,294,286
3.96%, 3/2/2028 (a)	1,304,000	1,269,731
4.05%, 9/11/2028 (a)	1,329,000	1,291,828
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (b)	1,589,000	1,545,557
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (b)	621,000	593,080
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	1,601,000	1,602,617
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (a) (b)	1,943,000	1,973,874
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (b)	900,000	912,222
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b)	1,954,000	1,982,294
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (b)	1,474,000	1,519,384
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b)	1,679,000	1,709,742
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (b)	1,589,000	1,640,976
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (b)	1,695,000	1,756,325
Security Description	Principal Amount	Value
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (a) (b)	$ 1,594,000	$ 1,631,842
1 yr. CMT + 1.50%, 5.54%, 4/17/2026 (b)	1,617,000	1,621,269
1 yr. CMT + 1.08%, 5.72%, 2/20/2026 (b)	3,201,000	3,214,444
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	1,836,000	1,673,037
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	1,648,000	1,506,585
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (b)	754,000	616,237
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (b)	1,370,000	1,113,988
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (b)	1,655,000	1,379,376
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (a) (b)	1,563,000	1,493,681
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (a) (b)	1,127,000	918,539
2.56%, 9/13/2031	1,735,000	1,412,880
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (b)	1,595,000	1,366,484
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	738,000	710,111
2.84%, 9/13/2026 (a)	1,249,000	1,186,038
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (b)	1,520,000	1,344,501
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (b)	1,402,000	1,263,020
3.17%, 9/11/2027	1,523,000	1,430,980
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (a) (b)	1,648,000	1,500,603
3.66%, 2/28/2027 (a)	1,124,000	1,081,389
4.02%, 3/5/2028	1,509,000	1,464,500
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b)	1,340,000	1,295,056
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (b)	1,072,000	1,085,539
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (b)	1,531,000	1,566,397
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (b)	1,263,000	1,304,010
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (b)	1,068,000	1,099,196
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (a) (b)	1,569,000	1,628,041
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (a) (b)	1,547,000	1,603,976

See accompanying notes to financial statements.
119

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (a) (b)	$ 1,899,000	$ 1,954,736
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	3,860,000	3,552,512
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	4,311,000	3,939,176
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	5,199,000	4,789,007
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	3,969,000	3,166,905
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	3,772,000	3,030,764
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	4,344,000	4,172,064
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	5,407,000	4,418,168
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	2,931,000	2,720,261
SOFR + 1.36%, 2.48%, 9/16/2036 (a) (b)	4,141,000	3,287,002
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (a) (b)	3,805,000	3,155,791
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (b)	2,240,000	2,168,096
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	12,620,000	11,054,741
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	3,408,000	2,896,630
Series MTN, 3.13%, 7/27/2026	11,250,000	10,769,512
3.59%, 7/22/2028 (b)	4,267,000	4,072,425
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a) (b)	8,603,000	7,927,492
3.63%, 1/20/2027	2,174,000	2,108,780
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	4,053,000	3,864,576
Series GMTN, 3.88%, 1/27/2026	7,204,000	7,057,831
3.95%, 4/23/2027	2,390,000	2,319,686
SOFR + 1.61%, 4.21%, 4/20/2028 (a) (b)	3,314,000	3,237,778
Series GMTN, 4.35%, 9/8/2026	3,591,000	3,526,398
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	11,635,000	11,333,886
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	3,143,000	3,113,959
Security Description	Principal Amount	Value
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	$ 3,087,000	$ 3,010,658
5.00%, 11/24/2025	2,295,000	2,291,948
SOFR + 1.30%, 5.05%, 1/28/2027 (a) (b)	8,237,000	8,244,001
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	3,858,000	3,873,432
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	4,105,000	4,124,170
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	4,688,000	4,683,171
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	5,007,000	4,868,056
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	2,391,000	2,424,450
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	4,579,000	4,665,635
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	2,927,000	2,963,822
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	1,696,000	1,726,969
Series MTN, 6.25%, 8/9/2026 (a)	1,560,000	1,608,422
SOFR + 2.24%, 6.30%, 10/18/2028 (a) (b)	2,231,000	2,339,092
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	2,250,000	2,423,632
SOFR + 1.83%, 6.41%, 11/1/2029 (b)	2,801,000	2,970,545
SOFR + 2.05%, 6.63%, 11/1/2034 (a) (b)	3,144,000	3,483,363
7.25%, 4/1/2032 (a)	1,391,000	1,640,017
Morgan Stanley Bank NA:
4.75%, 4/21/2026	9,666,000	9,660,587
5.48%, 7/16/2025 (a)	7,746,000	7,815,482
5.88%, 10/30/2026	3,810,000	3,923,652
National Australia Bank Ltd.:
2.50%, 7/12/2026 (a)	614,000	582,723
3.38%, 1/14/2026	1,670,000	1,627,465
3.91%, 6/9/2027 (a)	1,591,000	1,555,441
4.90%, 6/13/2028 (a)	1,607,000	1,622,974
4.94%, 1/12/2028 (a)	1,563,000	1,579,646
4.97%, 1/12/2026 (a)	1,582,000	1,591,808
National Bank of Canada:
5.25%, 1/17/2025	1,589,000	1,588,269
5.60%, 12/18/2028	2,095,000	2,150,015
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	2,354,000	2,149,626
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b)	1,583,000	1,317,040
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	1,590,000	1,477,237

See accompanying notes to financial statements.
120

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (a) (b)	$ 1,794,000	$ 1,716,356
4.80%, 4/5/2026	2,112,000	2,094,280
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	2,552,000	2,508,437
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (b)	3,494,000	3,447,250
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (a) (b)	1,660,000	1,671,105
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (a) (b)	1,763,000	1,809,279
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (b)	2,011,000	2,029,521
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (a) (b)	1,354,000	1,423,812
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (b)	2,098,000	2,171,073
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	625,000	538,500
3.15%, 5/3/2029 (a)	1,245,000	1,173,749
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (a) (b)	1,151,000	1,064,571
3.65%, 8/3/2028 (a)	1,465,000	1,420,054
3.95%, 10/30/2025 (a)	1,541,000	1,516,298
4.00%, 5/10/2027	1,055,000	1,040,483
6.13%, 11/2/2032 (a)	1,604,000	1,722,423
PNC Bank NA:
2.70%, 10/22/2029	1,406,000	1,235,087
2.95%, 2/23/2025	1,430,000	1,392,091
3.10%, 10/25/2027 (a)	1,495,000	1,403,043
3.25%, 6/1/2025	1,567,000	1,525,945
3.25%, 1/22/2028	1,606,000	1,510,957
3.88%, 4/10/2025	1,424,000	1,394,666
4.05%, 7/26/2028	1,608,000	1,549,051
4.20%, 11/1/2025	639,000	626,546
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026 (a)	1,175,000	1,068,498
SOFR + 0.98%, 2.31%, 4/23/2032 (b)	1,674,000	1,399,481
2.55%, 1/22/2030	2,550,000	2,231,250
2.60%, 7/23/2026	1,432,000	1,357,250
3.15%, 5/19/2027 (a)	1,525,000	1,445,822
3.45%, 4/23/2029	2,218,000	2,101,732
SOFR + 1.85%, 4.63%, 6/6/2033 (b)	1,407,000	1,321,694
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	1,759,000	1,745,051
SOFR + 1.93%, 5.07%, 1/24/2034 (b)	1,930,000	1,887,443
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	1,014,000	1,026,381
Security Description	Principal Amount	Value
SOFR + 1.84%, 5.58%, 6/12/2029 (a) (b)	$ 5,101,000	$ 5,203,173
SOFR + 1.32%, 5.81%, 6/12/2026 (b)	1,579,000	1,590,116
SOFR + 1.95%, 5.94%, 8/18/2034 (b)	1,671,000	1,741,600
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	2,464,000	2,576,556
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	2,100,000	2,179,338
SOFR + 2.28%, 6.88%, 10/20/2034 (b)	6,838,000	7,593,736
Regions Financial Corp.:
1.80%, 8/12/2028	539,000	461,745
2.25%, 5/18/2025	1,631,000	1,554,898
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026 (a)	1,482,000	1,374,288
Series GMTN, 1.15%, 7/14/2026	1,153,000	1,054,661
Series MTN, 1.15%, 6/10/2025 (a)	1,879,000	1,781,762
1.20%, 4/27/2026	2,480,000	2,290,206
Series GMTN, 1.40%, 11/2/2026 (a)	1,476,000	1,350,422
Series GMTN, 1.60%, 1/21/2025	1,205,000	1,161,259
2.05%, 1/21/2027	541,000	502,248
Series GMTN, 2.30%, 11/3/2031 (a)	2,090,000	1,763,249
3.38%, 4/14/2025 (a)	3,802,000	3,727,937
3.63%, 5/4/2027	1,516,000	1,464,441
3.88%, 5/4/2032 (a)	1,595,000	1,503,144
Series GMTN, 4.24%, 8/3/2027 (a)	1,592,000	1,574,663
Series GMTN, 4.65%, 1/27/2026	3,135,000	3,109,450
Series GMTN, 4.88%, 1/12/2026	1,543,000	1,547,413
Series GMTN, 4.90%, 1/12/2028 (a)	1,861,000	1,882,606
Series GMTN, 4.95%, 4/25/2025 (a)	2,708,000	2,709,219
Series GMTN, 5.00%, 2/1/2033	2,261,000	2,299,934
Series GMTN, 5.00%, 5/2/2033 (a)	1,631,000	1,661,940
Series GMTN, 5.20%, 7/20/2026 (a)	3,159,000	3,193,559
Series GMTN, 5.20%, 8/1/2028 (a)	1,227,000	1,251,515
Series MTN, 6.00%, 11/1/2027 (a)	1,577,000	1,652,869
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (b)	1,364,000	1,250,870
3.24%, 10/5/2026	1,319,000	1,249,779

See accompanying notes to financial statements.
121

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 6/2/2025	$ 1,312,000	$ 1,274,884
4.40%, 7/13/2027	1,574,000	1,529,267
4.50%, 7/17/2025	1,538,000	1,521,390
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	709,000	710,283
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (b)	1,497,000	1,548,572
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	1,598,000	1,649,296
SOFR + 3.28%, 7.66%, 11/9/2031 (b)	1,591,000	1,722,257
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (b)	1,612,000	1,503,932
SOFR + 0.99%, 1.67%, 6/14/2027 (a) (b)	1,449,000	1,318,938
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	1,710,000	1,558,477
SOFR + 1.48%, 2.90%, 3/15/2032 (a) (b)	1,624,000	1,394,513
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b)	1,413,000	1,327,782
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	1,045,000	1,082,547
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	2,304,000	2,348,306
Sumitomo Mitsui Banking Corp. Series GMTN, 3.65%, 7/23/2025	443,000	433,077
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	1,544,000	1,422,657
1.40%, 9/17/2026 (a)	2,488,000	2,264,727
1.47%, 7/8/2025	2,938,000	2,780,582
1.71%, 1/12/2031	1,618,000	1,306,956
1.90%, 9/17/2028	2,767,000	2,422,149
2.13%, 7/8/2030	2,061,000	1,737,258
2.14%, 9/23/2030	1,156,000	960,636
2.17%, 1/14/2027 (a)	1,348,000	1,246,887
2.22%, 9/17/2031 (a)	1,130,000	932,928
2.35%, 1/15/2025	3,062,000	2,971,916
2.47%, 1/14/2029 (a)	627,000	558,318
2.63%, 7/14/2026	3,505,000	3,323,231
2.72%, 9/27/2029	1,542,000	1,369,820
2.75%, 1/15/2030	1,745,000	1,543,784
3.01%, 10/19/2026	2,165,000	2,062,054
3.04%, 7/16/2029 (a)	3,652,000	3,335,189
3.20%, 9/17/2029	727,000	661,090
3.35%, 10/18/2027	1,583,000	1,499,433
3.36%, 7/12/2027 (a)	2,462,000	2,342,150
3.45%, 1/11/2027 (a)	1,370,000	1,316,543
3.54%, 1/17/2028	1,426,000	1,357,224
3.78%, 3/9/2026 (a)	1,638,000	1,597,099
3.94%, 7/19/2028 (a)	988,000	953,005
Security Description	Principal Amount	Value
4.31%, 10/16/2028 (a)	$ 568,000	$ 553,204
5.46%, 1/13/2026 (a)	2,539,000	2,559,871
5.52%, 1/13/2028 (a)	2,824,000	2,890,985
5.71%, 1/13/2030	1,958,000	2,034,577
5.72%, 9/14/2028 (a)	1,289,000	1,333,922
5.77%, 1/13/2033	4,651,000	4,912,479
5.78%, 7/13/2033	1,542,000	1,633,163
5.80%, 7/13/2028 (a)	1,126,000	1,166,277
5.81%, 9/14/2033 (a)	1,349,000	1,436,537
5.85%, 7/13/2030	1,640,000	1,714,932
5.88%, 7/13/2026	846,000	865,433
Synchrony Bank:
5.40%, 8/22/2025	1,586,000	1,562,273
5.63%, 8/23/2027	1,515,000	1,490,230
Synovus Bank 5.63%, 2/15/2028	1,217,000	1,171,314
Synovus Financial Corp. 5.20%, 8/11/2025	824,000	809,226
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (a)	3,982,000	3,716,281
Series MTN, 0.75%, 1/6/2026	1,883,000	1,739,120
Series MTN, 1.15%, 6/12/2025	1,725,000	1,633,213
Series MTN, 1.20%, 6/3/2026 (a)	1,608,000	1,476,305
Series MTN, 1.25%, 9/10/2026	2,018,000	1,843,826
1.45%, 1/10/2025	1,590,000	1,531,917
1.95%, 1/12/2027 (a)	481,000	444,824
Series MTN, 2.00%, 9/10/2031 (a)	1,304,000	1,084,328
Series GMTN, 2.45%, 1/12/2032	3,928,000	3,296,535
Series MTN, 2.80%, 3/10/2027	1,526,000	1,441,109
Series MTN, 3.20%, 3/10/2032	1,615,000	1,430,583
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (a) (b)	2,084,000	2,002,078
3.77%, 6/6/2025 (a)	4,415,000	4,343,080
4.11%, 6/8/2027	1,235,000	1,213,264
4.46%, 6/8/2032 (a)	2,526,000	2,454,565
Series MTN, 4.69%, 9/15/2027 (a)	2,124,000	2,124,510
5.10%, 1/9/2026	1,981,000	1,994,709
5.16%, 1/10/2028 (a)	1,506,000	1,533,003
5.26%, 12/11/2026 (a)	1,125,000	1,147,151
Series MTN, 5.52%, 7/17/2028 (a)	1,619,000	1,666,858
Series MTN, 5.53%, 7/17/2026 (a)	2,739,000	2,791,561
Truist Bank:
1.50%, 3/10/2025	2,256,000	2,155,202
2.25%, 3/11/2030	1,658,000	1,375,477

See accompanying notes to financial statements.
122

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 5/15/2026	$ 772,000	$ 736,372
3.63%, 9/16/2025 (a)	1,610,000	1,558,577
3.80%, 10/30/2026 (a)	1,640,000	1,568,676
4.05%, 11/3/2025 (a)	1,582,000	1,556,166
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	1,469,000	1,287,711
Series MTN, 1.20%, 8/5/2025 (a)	1,458,000	1,369,018
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	1,847,000	1,692,406
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	1,572,000	1,358,507
Series MTN, 1.95%, 6/5/2030 (a)	1,431,000	1,195,672
Series MTN, 3.70%, 6/5/2025	1,690,000	1,652,854
Series MTN, 3.88%, 3/19/2029 (a)	1,663,000	1,556,967
4.00%, 5/1/2025	1,725,000	1,695,433
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	1,573,000	1,515,082
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (a) (b)	2,270,000	2,224,691
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	1,922,000	1,897,552
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (b)	1,984,000	1,853,909
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (b)	2,213,000	2,142,715
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	2,438,000	2,487,760
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b)	920,000	929,126
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	2,306,000	2,347,370
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (b)	1,745,000	1,809,233
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	2,079,000	2,243,449
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	1,642,000	1,324,503
1.45%, 5/12/2025	1,072,000	1,021,487
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (b)	$ 1,816,000	$ 1,669,086
Series V, 2.38%, 7/22/2026 (a)	2,164,000	2,032,083
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (b)	1,328,000	1,040,090
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (a) (b)	1,510,000	1,260,699
Series DMTN, 3.00%, 7/30/2029	1,508,000	1,364,800
Series MTN, 3.10%, 4/27/2026	1,366,000	1,309,653
Series X, 3.15%, 4/27/2027 (a)	1,589,000	1,511,632
Series MTN, 3.90%, 4/26/2028	3,064,000	2,962,398
Series MTN, 3.95%, 11/17/2025	1,516,000	1,492,441
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	2,768,000	2,728,252
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	2,337,000	2,299,328
SOFR + 1.60%, 4.84%, 2/1/2034 (b)	3,057,000	2,932,060
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	1,999,000	1,897,131
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	2,006,000	2,019,099
SOFR + 2.02%, 5.78%, 6/12/2029 (a) (b)	2,869,000	2,946,807
SOFR + 2.26%, 5.84%, 6/12/2034 (b)	2,215,000	2,286,146
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	2,299,000	2,372,775
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	1,445,000	1,508,233
U.S. Bank NA:
2.05%, 1/21/2025 (a)	1,632,000	1,578,552
2.80%, 1/27/2025 (a)	1,548,000	1,506,080
UBS AG:
1.25%, 6/1/2026	1,397,000	1,283,969
5.65%, 9/11/2028 (a)	1,360,000	1,410,687
5.80%, 9/11/2025	2,407,000	2,435,379
UBS Group AG:
3.75%, 3/26/2025	4,318,000	4,229,999
4.55%, 4/17/2026	2,760,000	2,722,712
Wachovia Corp. 7.57%, 8/1/2026 (a) (c)	628,000	664,148
Webster Financial Corp. 4.10%, 3/25/2029	1,484,000	1,370,118

See accompanying notes to financial statements.
123

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (b)	$ 4,611,000	$ 4,440,162
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	5,856,000	5,363,218
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (b)	6,408,000	5,540,613
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	9,955,000	8,845,714
3.00%, 4/22/2026 (a)	5,519,000	5,288,582
3.00%, 10/23/2026	7,610,000	7,226,380
Series MTN, 3.00%, 2/19/2025	3,632,000	3,551,406
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	3,554,000	3,398,050
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	5,910,000	5,168,531
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	5,663,000	5,404,484
Series MTN, 3.55%, 9/29/2025 (a)	3,861,000	3,775,131
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	4,536,000	4,321,992
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	10,319,000	10,119,018
Series MTN, 4.10%, 6/3/2026	3,849,000	3,763,668
Series MTN, 4.15%, 1/24/2029	3,934,000	3,827,231
Series GMTN, 4.30%, 7/22/2027	3,887,000	3,806,189
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	3,898,000	3,771,432
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	3,883,000	3,844,636
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	4,608,000	4,577,126
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (a) (b)	7,167,000	6,986,535
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	6,549,000	6,572,380
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	7,061,000	7,195,583
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	$ 10,451,000	$ 10,669,530
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	3,917,000	4,132,082
SOFR + 2.06%, 6.49%, 10/23/2034 (b)	4,518,000	4,920,509
Series B, 7.95%, 11/15/2029	1,584,000	1,771,973
Wells Fargo Bank NA:
5.25%, 12/11/2026	4,005,000	4,056,184
5.45%, 8/7/2026	3,980,000	4,044,834
5.55%, 8/1/2025 (a)	5,534,000	5,591,388
Westpac Banking Corp.:
1.15%, 6/3/2026 (a)	2,101,000	1,935,189
1.95%, 11/20/2028	4,047,000	3,580,705
2.15%, 6/3/2031	1,475,000	1,246,139
2.35%, 2/19/2025	1,537,000	1,495,025
2.65%, 1/16/2030 (a)	1,334,000	1,195,224
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	1,940,000	1,577,977
2.70%, 8/19/2026 (a)	1,146,000	1,094,464
2.85%, 5/13/2026	2,072,000	1,990,405
5 yr. CMT + 1.35%, 2.89%, 2/4/2030 (b)	3,967,000	3,822,879
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (a) (b)	1,218,000	988,845
3.35%, 3/8/2027	1,247,000	1,202,033
3.40%, 1/25/2028	1,267,000	1,212,367
3.74%, 8/26/2025 (a)	1,553,000	1,527,981
4.04%, 8/26/2027 (a)	1,245,000	1,229,724
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (a) (b)	1,812,000	1,660,952
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b)	2,253,000	2,167,003
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (b)	1,432,000	1,420,143
5.46%, 11/18/2027	1,549,000	1,599,978
5.51%, 11/17/2025 (a)	1,625,000	1,652,024
5.54%, 11/17/2028	1,750,000	1,817,235
6.82%, 11/17/2033 (a)	1,691,000	1,836,291
Wintrust Financial Corp. 4.85%, 6/6/2029 (a)	541,000	492,921
Zions Bancorp NA 3.25%, 10/29/2029	1,590,000	1,303,244
		2,081,689,565
BEVERAGES — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	3,326,000	3,264,535
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,704,000	2,577,182
4.00%, 4/13/2028 (a)	4,483,000	4,430,863

See accompanying notes to financial statements.
124

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 1/23/2029	$ 5,755,000	$ 5,851,339
4.90%, 1/23/2031 (a)	1,549,000	1,611,270
Brown-Forman Corp.:
3.50%, 4/15/2025	2,013,000	1,975,619
4.75%, 4/15/2033 (a)	100,000	101,899
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	1,257,000	1,109,026
1.38%, 3/15/2031 (a)	3,343,000	2,758,543
1.45%, 6/1/2027 (a)	2,031,000	1,856,334
1.50%, 3/5/2028 (a)	871,000	785,154
1.65%, 6/1/2030	2,660,000	2,279,141
2.00%, 3/5/2031 (a)	2,254,000	1,945,811
2.13%, 9/6/2029 (a)	1,602,000	1,447,327
2.25%, 1/5/2032 (a)	1,596,000	1,394,409
2.90%, 5/25/2027	1,263,000	1,209,158
3.38%, 3/25/2027 (a)	2,433,000	2,377,309
3.45%, 3/25/2030	203,000	194,852
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	1,960,000	1,917,233
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	250,000	198,830
2.75%, 1/22/2030 (a)	1,539,000	1,381,606
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,302,000	1,095,203
2.88%, 5/1/2030	1,491,000	1,335,489
3.15%, 8/1/2029	1,629,000	1,515,279
3.70%, 12/6/2026	1,492,000	1,454,760
4.35%, 5/9/2027	1,640,000	1,626,896
4.40%, 11/15/2025	1,101,000	1,088,471
4.65%, 11/15/2028 (a)	310,000	310,518
4.75%, 12/1/2025	1,321,000	1,314,804
4.75%, 5/9/2032 (a)	1,410,000	1,405,939
Diageo Capital PLC:
1.38%, 9/29/2025	1,091,000	1,031,170
2.00%, 4/29/2030 (a)	1,558,000	1,348,356
2.13%, 4/29/2032 (a)	235,000	196,274
2.38%, 10/24/2029 (a)	1,164,000	1,049,090
3.88%, 5/18/2028	1,648,000	1,613,161
5.20%, 10/24/2025	1,261,000	1,272,135
5.30%, 10/24/2027	1,677,000	1,732,106
5.38%, 10/5/2026 (a)	1,971,000	2,014,441
5.50%, 1/24/2033	325,000	345,966
5.63%, 10/5/2033	1,235,000	1,333,010
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (a)	1,069,000	913,343
2.55%, 9/15/2026	1,593,000	1,505,066
3.20%, 5/1/2030	891,000	819,052
3.40%, 11/15/2025	1,573,000	1,529,428
3.43%, 6/15/2027	752,000	724,853
3.95%, 4/15/2029 (a)	2,516,000	2,451,968
4.05%, 4/15/2032 (a)	1,176,000	1,131,935
4.42%, 5/25/2025 (a)	1,462,000	1,447,365
4.60%, 5/25/2028 (a)	1,498,000	1,500,577
Security Description	Principal Amount	Value
Molson Coors Beverage Co. 3.00%, 7/15/2026	$ 2,942,000	$ 2,817,024
PepsiCo, Inc.:
1.40%, 2/25/2031	1,681,000	1,389,380
1.63%, 5/1/2030	1,833,000	1,562,064
1.95%, 10/21/2031 (a)	524,000	444,771
2.25%, 3/19/2025	1,499,000	1,456,863
2.38%, 10/6/2026	508,000	482,818
2.63%, 3/19/2027	1,548,000	1,469,346
2.63%, 7/29/2029 (a)	1,643,000	1,514,665
2.75%, 4/30/2025	464,000	452,191
2.75%, 3/19/2030	2,455,000	2,254,770
2.85%, 2/24/2026	467,000	451,594
3.00%, 10/15/2027	1,419,000	1,364,099
3.50%, 7/17/2025	471,000	463,403
3.60%, 2/18/2028	1,466,000	1,435,155
3.90%, 7/18/2032	1,149,000	1,125,549
4.45%, 5/15/2028 (a)	1,365,000	1,390,867
4.45%, 2/15/2033	1,613,000	1,653,728
4.55%, 2/13/2026	577,000	579,764
5.13%, 11/10/2026	1,052,000	1,074,534
5.25%, 11/10/2025	1,669,000	1,695,253
7.00%, 3/1/2029 (a)	4,584,000	5,145,311
		105,997,244
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
1.65%, 8/15/2028	1,867,000	1,650,988
1.90%, 2/21/2025	1,689,000	1,631,405
2.00%, 1/15/2032	1,452,000	1,189,914
2.20%, 2/21/2027	2,228,000	2,071,461
2.30%, 2/25/2031	1,876,000	1,604,036
2.45%, 2/21/2030	1,877,000	1,664,373
2.60%, 8/19/2026 (a)	1,853,000	1,760,665
3.00%, 2/22/2029 (a)	1,256,000	1,181,029
3.13%, 5/1/2025	1,958,000	1,908,932
3.20%, 11/2/2027	1,608,000	1,536,428
3.35%, 2/22/2032 (a)	1,569,000	1,432,215
4.05%, 8/18/2029 (a)	1,905,000	1,865,147
4.20%, 3/1/2033	1,403,000	1,334,940
5.15%, 3/2/2028	4,915,000	5,025,440
5.25%, 3/2/2025	4,267,000	4,276,942
5.25%, 3/2/2030	4,156,500	4,274,254
5.25%, 3/2/2033	7,184,000	7,363,241
5.51%, 3/2/2026	1,169,000	1,169,526
Baxalta, Inc. 4.00%, 6/23/2025 (a)	2,240,000	2,203,555
Biogen, Inc.:
2.25%, 5/1/2030	1,512,000	1,290,810
4.05%, 9/15/2025	3,802,000	3,739,647
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,371,000	1,302,272
3.70%, 3/15/2032	1,617,000	1,455,316
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	1,251,000	1,114,041
1.65%, 10/1/2030 (a)	1,621,000	1,357,977

See accompanying notes to financial statements.
125

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 3/1/2027	$ 1,909,000	$ 1,820,823
3.50%, 2/1/2025	1,211,000	1,192,048
3.65%, 3/1/2026	5,814,000	5,697,313
5.25%, 10/15/2033 (a)	1,744,000	1,820,091
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,147,000	968,699
5.75%, 12/13/2027	1,457,000	1,494,736
5.80%, 12/12/2025	1,299,000	1,308,106
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,754,000	1,442,174
Royalty Pharma PLC:
1.20%, 9/2/2025	1,499,900	1,400,307
1.75%, 9/2/2027	1,774,000	1,592,449
2.20%, 9/2/2030	2,110,000	1,775,881
		75,917,181
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (a)	663,000	627,602
1.85%, 5/15/2027 (a)	1,296,000	1,194,575
2.05%, 5/15/2030 (a)	2,495,000	2,181,204
Albemarle Corp.:
4.65%, 6/1/2027 (a)	1,223,000	1,202,013
5.05%, 6/1/2032 (a)	1,591,000	1,553,516
Cabot Corp. 5.00%, 6/30/2032	1,363,000	1,345,799
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	1,483,000	1,352,021
6.05%, 3/15/2025 (a)	1,562,000	1,570,732
6.17%, 7/15/2027	2,984,000	3,060,957
6.33%, 7/15/2029	2,448,000	2,569,372
6.35%, 11/15/2028	1,705,000	1,787,778
6.38%, 7/15/2032 (a)	1,659,000	1,756,018
6.55%, 11/15/2030	2,488,000	2,634,270
Dow Chemical Co.:
6.30%, 3/15/2033 (a)	1,893,000	2,088,925
7.38%, 11/1/2029	1,498,000	1,691,422
DuPont de Nemours, Inc.:
4.49%, 11/15/2025 (a)	1,869,000	1,857,281
4.73%, 11/15/2028 (a)	3,645,000	3,702,883
Eastman Chemical Co.:
3.80%, 3/15/2025 (a)	1,578,000	1,551,032
4.50%, 12/1/2028	1,219,000	1,193,937
5.75%, 3/8/2033	1,647,000	1,710,426
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	383,000	313,106
1.65%, 2/1/2027	699,000	642,779
2.13%, 2/1/2032 (a)	1,337,000	1,139,659
2.70%, 11/1/2026 (a)	1,213,000	1,161,678
3.25%, 12/1/2027	1,260,000	1,209,865
4.80%, 3/24/2030 (a)	1,659,000	1,704,805
5.25%, 1/15/2028	912,000	942,570
EIDP, Inc.:
1.70%, 7/15/2025	1,164,000	1,104,950
Security Description	Principal Amount	Value
2.30%, 7/15/2030 (a)	$ 1,464,000	$ 1,282,596
4.50%, 5/15/2026	974,000	971,175
4.80%, 5/15/2033 (a)	1,343,000	1,359,707
FMC Corp.:
3.20%, 10/1/2026	1,408,000	1,332,771
3.45%, 10/1/2029	1,536,000	1,403,459
5.15%, 5/18/2026	851,000	850,106
5.65%, 5/18/2033 (a)	2,400,000	2,385,336
Huntsman International LLC:
2.95%, 6/15/2031	1,490,000	1,267,364
4.50%, 5/1/2029 (a)	1,680,000	1,621,032
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028 (a)	804,000	784,543
Linde, Inc.:
1.10%, 8/10/2030 (a)	150,000	124,419
2.65%, 2/5/2025	1,004,000	979,492
3.20%, 1/30/2026	687,000	667,702
4.70%, 12/5/2025	1,285,000	1,287,262
LYB International Finance II BV 3.50%, 3/2/2027	1,518,000	1,465,113
LYB International Finance III LLC:
1.25%, 10/1/2025	1,180,000	1,102,533
2.25%, 10/1/2030 (a)	1,184,000	1,015,576
5.63%, 5/15/2033 (a)	1,692,000	1,770,187
Mosaic Co.:
4.05%, 11/15/2027	1,140,000	1,112,287
5.38%, 11/15/2028	830,000	847,978
NewMarket Corp. 2.70%, 3/18/2031	1,385,000	1,164,799
Nutrien Ltd.:
3.00%, 4/1/2025	1,440,000	1,399,406
4.00%, 12/15/2026	148,000	144,796
4.20%, 4/1/2029	1,561,000	1,535,197
4.90%, 3/27/2028 (a)	1,545,000	1,561,269
5.95%, 11/7/2025 (a)	1,458,000	1,484,565
PPG Industries, Inc.:
1.20%, 3/15/2026	781,000	722,175
2.55%, 6/15/2030 (a)	882,000	767,217
2.80%, 8/15/2029	236,000	214,548
3.75%, 3/15/2028 (a)	520,000	501,389
Rohm & Haas Co. 7.85%, 7/15/2029	1,693,000	1,907,639
RPM International, Inc.:
2.95%, 1/15/2032	393,000	332,171
3.75%, 3/15/2027	495,000	475,918
4.55%, 3/1/2029 (a)	1,152,000	1,135,745
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	130,748
2.95%, 8/15/2029 (a)	1,522,000	1,410,194
3.45%, 8/1/2025	1,469,000	1,430,189
3.45%, 6/1/2027	3,756,000	3,628,033
4.25%, 8/8/2025	1,538,000	1,525,373

See accompanying notes to financial statements.
126

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Westlake Corp.:
3.38%, 6/15/2030	$ 1,659,000	$ 1,502,208
3.60%, 8/15/2026	1,061,000	1,025,361
		92,480,753
COAL — 0.0% (d)
Teck Resources Ltd. 3.90%, 7/15/2030 (a)	2,567,000	2,387,182
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	2,110,000	1,756,638
1.70%, 5/15/2028 (a)	1,002,000	904,185
3.38%, 9/15/2025	868,000	851,143
Block Financial LLC:
2.50%, 7/15/2028 (a)	1,706,000	1,521,428
3.88%, 8/15/2030	1,521,000	1,391,091
5.25%, 10/1/2025	1,699,000	1,688,466
Cintas Corp. No. 2:
3.45%, 5/1/2025	1,643,000	1,612,210
3.70%, 4/1/2027	1,531,000	1,498,711
4.00%, 5/1/2032	955,000	923,275
Emory University Series 2020, 2.14%, 9/1/2030	979,000	844,407
Equifax, Inc.:
2.35%, 9/15/2031	773,000	642,440
2.60%, 12/15/2025	1,614,000	1,539,772
3.10%, 5/15/2030	685,000	614,520
5.10%, 12/15/2027	1,602,500	1,619,663
5.10%, 6/1/2028	1,456,000	1,468,973
Global Payments, Inc.:
1.20%, 3/1/2026	2,414,000	2,218,176
2.15%, 1/15/2027	1,251,000	1,151,571
2.90%, 5/15/2030 (a)	1,671,000	1,468,441
2.90%, 11/15/2031	762,000	651,426
3.20%, 8/15/2029	1,392,000	1,261,904
4.45%, 6/1/2028	1,562,000	1,520,873
4.80%, 4/1/2026	1,713,000	1,698,662
4.95%, 8/15/2027	1,378,000	1,381,321
5.30%, 8/15/2029	4,457,000	4,488,511
5.40%, 8/15/2032	1,390,000	1,404,609
GXO Logistics, Inc.:
1.65%, 7/15/2026	711,000	642,645
2.65%, 7/15/2031	1,485,000	1,219,734
Johns Hopkins University Series A, 4.71%, 7/1/2032	546,000	557,466
Leland Stanford Junior University 1.29%, 6/1/2027	665,000	600,721
Moody's Corp.:
2.00%, 8/19/2031 (a)	1,522,000	1,264,949
3.25%, 1/15/2028	1,405,000	1,340,398
3.75%, 3/24/2025 (a)	2,783,000	2,739,808
4.25%, 2/1/2029	1,293,000	1,281,117
Security Description	Principal Amount	Value
PayPal Holdings, Inc.:
1.65%, 6/1/2025	$ 1,820,000	$ 1,737,609
2.30%, 6/1/2030	1,338,000	1,170,804
2.65%, 10/1/2026	1,837,000	1,745,334
2.85%, 10/1/2029 (a)	2,641,000	2,418,839
3.90%, 6/1/2027 (a)	1,177,000	1,159,110
4.40%, 6/1/2032 (a)	541,000	537,695
Quanta Services, Inc.:
2.35%, 1/15/2032	1,064,000	882,162
2.90%, 10/1/2030 (a)	2,037,000	1,794,454
RELX Capital, Inc.:
4.00%, 3/18/2029 (a)	129,000	126,843
4.75%, 5/20/2032	529,000	534,549
S&P Global, Inc.:
1.25%, 8/15/2030	1,524,000	1,248,522
2.45%, 3/1/2027	1,786,000	1,684,091
2.50%, 12/1/2029 (a)	1,316,000	1,186,558
2.70%, 3/1/2029	1,486,000	1,375,769
2.90%, 3/1/2032	1,221,000	1,090,573
2.95%, 1/22/2027	1,463,000	1,396,858
4.25%, 5/1/2029	860,000	857,549
4.75%, 8/1/2028 (a)	1,498,000	1,521,129
5.25%, 9/15/2033 (e)	1,349,000	1,411,445
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,545,000	1,245,363
UL Solutions, Inc. 6.50%, 10/20/2028 (e)	1,632,000	1,714,726
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,536,000	1,515,832
4.13%, 3/15/2029	1,624,000	1,587,363
5.75%, 4/1/2033	1,121,000	1,202,250
Yale University:
Series 2020, 0.87%, 4/15/2025	300,000	284,976
Series 2020, 1.48%, 4/15/2030	1,579,000	1,316,539
		78,516,196
COMPUTERS — 2.1%
Amdocs Ltd. 2.54%, 6/15/2030	1,614,000	1,391,833
Apple, Inc.:
0.55%, 8/20/2025 (a)	1,444,000	1,357,995
0.70%, 2/8/2026 (a)	3,134,000	2,903,275
1.20%, 2/8/2028	3,042,000	2,708,232
1.25%, 8/20/2030	2,511,000	2,085,737
1.40%, 8/5/2028	2,912,000	2,579,129
1.65%, 5/11/2030	2,338,000	2,001,234
1.65%, 2/8/2031	7,400,000	6,239,088
1.70%, 8/5/2031	1,679,000	1,404,198
2.05%, 9/11/2026	3,136,000	2,956,903
2.20%, 9/11/2029	2,259,000	2,044,937
2.45%, 8/4/2026	10,134,000	9,667,431
2.50%, 2/9/2025	1,295,000	1,263,156

See accompanying notes to financial statements.
127

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 9/12/2027	$ 2,527,000	$ 2,418,971
3.00%, 6/20/2027 (a)	1,598,000	1,536,317
3.00%, 11/13/2027 (a)	2,573,000	2,467,970
3.20%, 5/11/2027	2,082,000	2,016,230
3.25%, 2/23/2026	4,370,000	4,265,295
3.25%, 8/8/2029	1,958,000	1,870,810
3.35%, 2/9/2027	4,353,000	4,239,866
3.35%, 8/8/2032 (a)	2,843,000	2,665,256
CGI, Inc.:
1.45%, 9/14/2026	1,660,000	1,504,923
2.30%, 9/14/2031	797,000	649,388
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	3,704,000	3,710,000
5.25%, 2/1/2028	1,340,000	1,374,652
5.30%, 10/1/2029 (a)	2,761,000	2,844,548
5.75%, 2/1/2033 (a)	1,612,000	1,696,952
5.85%, 7/15/2025	1,675,001	1,692,254
6.02%, 6/15/2026	4,839,000	4,951,991
6.10%, 7/15/2027 (a)	1,941,000	2,020,639
6.20%, 7/15/2030	1,419,000	1,523,041
Dell, Inc. 7.10%, 4/15/2028	486,000	524,000
DXC Technology Co.:
1.80%, 9/15/2026	1,564,000	1,426,728
2.38%, 9/15/2028 (a)	1,487,000	1,301,824
Fortinet, Inc.:
1.00%, 3/15/2026	1,294,000	1,186,158
2.20%, 3/15/2031 (a)	1,352,000	1,130,475
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,211,000	1,124,995
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	1,306,000	1,216,147
4.90%, 10/15/2025	3,218,000	3,206,737
6.10%, 4/1/2026	1,434,000	1,435,663
HP, Inc.:
1.45%, 6/17/2026	1,503,000	1,384,023
2.20%, 6/17/2025	1,579,000	1,513,108
2.65%, 6/17/2031	1,730,000	1,475,309
3.00%, 6/17/2027	1,700,000	1,606,755
3.40%, 6/17/2030	1,274,000	1,164,563
4.00%, 4/15/2029 (a)	862,000	836,778
4.20%, 4/15/2032	1,366,000	1,295,282
4.75%, 1/15/2028	1,581,000	1,583,308
5.50%, 1/15/2033 (a)	1,627,000	1,669,432
International Business Machines Corp.:
1.70%, 5/15/2027	1,954,000	1,783,416
1.95%, 5/15/2030	1,790,000	1,539,275
2.20%, 2/9/2027	1,367,000	1,273,210
3.30%, 5/15/2026	4,153,000	4,033,933
3.30%, 1/27/2027	1,217,000	1,172,884
3.45%, 2/19/2026	2,110,000	2,056,111
3.50%, 5/15/2029	4,916,000	4,689,864
Security Description	Principal Amount	Value
4.00%, 7/27/2025	$ 1,653,000	$ 1,635,528
4.15%, 7/27/2027	1,489,000	1,472,591
4.40%, 7/27/2032	3,556,000	3,496,295
4.50%, 2/6/2026 (a)	1,647,000	1,641,664
4.50%, 2/6/2028 (a)	1,641,000	1,650,190
4.75%, 2/6/2033 (a)	1,472,000	1,491,946
5.88%, 11/29/2032 (a)	1,488,000	1,628,616
6.22%, 8/1/2027	1,191,000	1,255,159
6.50%, 1/15/2028	1,197,000	1,279,114
7.00%, 10/30/2025 (a)	1,588,000	1,654,823
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	1,419,000	1,292,723
2.70%, 10/15/2028	1,487,000	1,311,266
3.15%, 10/15/2031	1,608,000	1,349,112
Leidos, Inc.:
2.30%, 2/15/2031	1,357,000	1,134,995
3.63%, 5/15/2025 (a)	1,581,000	1,542,092
4.38%, 5/15/2030	1,612,000	1,542,297
5.75%, 3/15/2033	546,000	568,288
NetApp, Inc.:
1.88%, 6/22/2025	1,763,000	1,677,160
2.38%, 6/22/2027	63,000	58,482
2.70%, 6/22/2030	1,468,000	1,297,829
Teledyne FLIR LLC 2.50%, 8/1/2030	1,588,000	1,365,791
Western Digital Corp.:
2.85%, 2/1/2029	1,723,000	1,478,265
3.10%, 2/1/2032	2,998,000	2,387,517
4.75%, 2/15/2026	1,621,124	1,589,301
		159,483,273
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
2.24%, 2/15/2025	2,207,000	2,135,295
2.49%, 2/15/2027	1,449,000	1,363,726
2.70%, 2/15/2031	1,463,000	1,277,301
2.72%, 2/15/2030	6,217,000	5,566,080
5.80%, 11/30/2025 (e)	1,236,000	1,253,131
Eagle Materials, Inc. 2.50%, 7/1/2031 (a)	1,685,000	1,429,773
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029 (a)	1,628,000	1,505,184
4.00%, 6/15/2025	1,311,000	1,289,683
4.00%, 3/25/2032 (a)	1,131,000	1,054,318
5.88%, 6/1/2033	1,476,000	1,544,176
Johnson Controls International PLC 3.90%, 2/14/2026	1,436,000	1,403,231
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	863,000	717,300
2.00%, 9/16/2031	1,121,000	934,006
4.90%, 12/1/2032	1,628,000	1,645,615

See accompanying notes to financial statements.
128

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Lennox International, Inc.:
1.35%, 8/1/2025 (a)	$ 1,299,000	$ 1,222,762
5.50%, 9/15/2028	691,000	710,314
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031 (a)	1,152,000	981,285
Series CB, 2.50%, 3/15/2030	1,338,000	1,179,501
3.45%, 6/1/2027	1,471,000	1,408,247
3.50%, 12/15/2027 (a)	1,530,000	1,468,050
Masco Corp.:
2.00%, 10/1/2030	2,510,000	2,075,343
2.00%, 2/15/2031	1,677,000	1,381,110
3.50%, 11/15/2027	644,000	611,478
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	1,295,000	1,198,018
5.85%, 9/18/2028 (a)	1,088,000	1,127,766
Owens Corning:
3.40%, 8/15/2026	412,000	397,213
3.88%, 6/1/2030 (a)	1,470,000	1,381,388
3.95%, 8/15/2029	2,346,000	2,237,263
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	1,221,000	1,265,225
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	1,456,000	1,354,561
3.90%, 4/1/2027	500,000	483,610
4.50%, 4/1/2025	821,000	811,230
5.80%, 3/1/2026	699,000	699,440
		45,112,623
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	1,549,000	1,595,300
5.00%, 3/22/2030	2,278,000	2,356,158
5.05%, 3/22/2028	1,576,000	1,614,770
5.35%, 3/22/2026	576,000	585,861
5.50%, 3/22/2025	1,314,000	1,325,051
Unilever Capital Corp. 4.88%, 9/8/2028 (a)	2,056,000	2,114,431
		9,591,571
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp.:
5.75%, 6/15/2028	1,604,000	1,647,420
6.25%, 6/15/2033	1,617,000	1,689,813
WW Grainger, Inc. 1.85%, 2/15/2025	1,048,000	1,011,771
		4,349,004
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	1,454,000	1,352,046
2.45%, 10/29/2026	5,697,000	5,277,188
3.00%, 10/29/2028	5,541,000	5,058,379
3.30%, 1/30/2032	7,348,000	6,399,006
Security Description	Principal Amount	Value
3.40%, 10/29/2033	$ 2,144,000	$ 1,842,039
3.50%, 1/15/2025	1,356,000	1,326,385
3.65%, 7/21/2027	541,000	514,329
3.88%, 1/23/2028	1,272,000	1,212,623
4.45%, 10/1/2025	1,811,000	1,778,076
4.45%, 4/3/2026	1,491,000	1,464,043
4.63%, 10/15/2027 (a)	1,304,000	1,281,141
5.75%, 6/6/2028 (a)	1,217,000	1,246,232
6.10%, 1/15/2027	1,464,000	1,495,461
6.15%, 9/30/2030 (a)	1,406,000	1,483,386
6.45%, 4/15/2027 (e)	750,000	776,663
6.50%, 7/15/2025	1,674,000	1,698,909
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	1,433,000	1,273,837
Air Lease Corp.:
1.88%, 8/15/2026	1,710,000	1,574,705
2.10%, 9/1/2028	448,000	392,771
2.20%, 1/15/2027	1,561,000	1,430,469
Series MTN, 2.30%, 2/1/2025	1,055,000	1,017,959
Series MTN, 2.88%, 1/15/2026	1,882,000	1,794,148
Series MTN, 2.88%, 1/15/2032 (a)	782,000	662,917
Series MTN, 3.00%, 2/1/2030	405,000	359,186
3.13%, 12/1/2030	1,564,000	1,369,626
3.25%, 3/1/2025 (a)	1,168,000	1,137,410
3.25%, 10/1/2029	539,000	487,536
3.38%, 7/1/2025	1,315,000	1,273,604
3.63%, 4/1/2027	889,000	849,493
3.63%, 12/1/2027	1,643,000	1,555,395
Series GMTN, 3.75%, 6/1/2026	1,587,000	1,533,375
4.63%, 10/1/2028 (a)	1,644,000	1,607,668
5.30%, 2/1/2028 (a)	1,315,000	1,330,675
5.85%, 12/15/2027	765,000	785,074
Aircastle Ltd. 4.25%, 6/15/2026	1,260,000	1,219,025
Ally Financial, Inc.:
2.20%, 11/2/2028 (a)	1,528,000	1,306,715
4.63%, 3/30/2025 (a)	1,317,000	1,299,879
4.75%, 6/9/2027	586,000	564,898
5.80%, 5/1/2025 (a)	387,000	387,317
6.70%, 2/14/2033	469,000	469,333
SOFR + 2.82%, 6.85%, 1/3/2030 (b)	2,500,000	2,570,675
SOFR + 3.26%, 6.99%, 6/13/2029 (a) (b)	1,233,000	1,275,391
7.10%, 11/15/2027 (a)	1,264,000	1,317,455
8.00%, 11/1/2031	4,077,000	4,460,623
American Express Co.:
1.65%, 11/4/2026	1,533,000	1,414,959
2.25%, 3/4/2025	1,953,000	1,889,820
2.55%, 3/4/2027	2,107,000	1,973,943

See accompanying notes to financial statements.
129

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 5/20/2026	$ 2,869,000	$ 2,768,241
3.30%, 5/3/2027	2,048,000	1,957,806
3.95%, 8/1/2025	3,802,000	3,741,320
4.05%, 5/3/2029 (a)	1,677,000	1,661,303
4.20%, 11/6/2025	1,673,000	1,653,777
SOFR + 1.76%, 4.42%, 8/3/2033 (b)	1,525,000	1,468,544
4.90%, 2/13/2026	2,101,000	2,105,664
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	1,474,000	1,470,536
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	1,588,000	1,583,998
SOFR + 1.84%, 5.04%, 5/1/2034 (b)	2,092,000	2,089,071
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	1,975,000	2,014,618
SOFR + 0.97%, 5.39%, 7/28/2027 (b)	1,701,000	1,720,953
SOFR + 1.93%, 5.63%, 7/28/2034 (a) (b)	1,469,000	1,520,386
5.85%, 11/5/2027 (a)	1,185,000	1,236,500
SOFR + 1.33%, 6.34%, 10/30/2026 (a) (b)	1,668,000	1,701,560
SOFR + 1.94%, 6.49%, 10/30/2031 (b)	1,562,000	1,693,520
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,058,000	1,009,649
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	470,000	450,016
3.00%, 4/2/2025	1,609,000	1,569,065
4.50%, 5/13/2032	477,000	473,675
5.70%, 12/15/2028	1,294,000	1,356,526
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	930,000	820,260
Apollo Global Management, Inc. 6.38%, 11/15/2033	1,002,000	1,078,924
BGC Group, Inc. 8.00%, 5/25/2028 (a)	1,062,000	1,114,388
BlackRock, Inc.:
1.90%, 1/28/2031 (a)	1,761,000	1,485,263
2.10%, 2/25/2032	3,147,000	2,630,892
2.40%, 4/30/2030 (a)	1,447,000	1,292,764
3.25%, 4/30/2029 (a)	1,489,000	1,431,778
4.75%, 5/25/2033	1,880,000	1,899,496
Brookfield Capital Finance LLC 6.09%, 6/14/2033	1,658,000	1,730,504
Brookfield Corp. 4.00%, 1/15/2025	1,630,000	1,604,572
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	1,443,000	1,224,501
3.90%, 1/25/2028 (a)	950,000	914,423
4.25%, 6/2/2026 (a)	1,541,000	1,505,742
Security Description	Principal Amount	Value
4.35%, 4/15/2030	$ 1,607,000	$ 1,548,553
4.85%, 3/29/2029	1,159,000	1,153,066
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (a) (b)	1,620,000	1,456,688
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	1,000,000	759,280
SOFR + 1.27%, 2.62%, 11/2/2032 (b)	988,000	795,261
SOFR + 1.29%, 2.64%, 3/3/2026 (a) (b)	1,841,000	1,764,230
3.20%, 2/5/2025 (a)	1,625,000	1,586,276
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	892,000	795,718
3.65%, 5/11/2027 (a)	1,351,000	1,288,935
3.75%, 7/28/2026	1,902,000	1,821,907
3.75%, 3/9/2027	1,914,000	1,828,827
3.80%, 1/31/2028	1,315,000	1,249,303
4.20%, 10/29/2025 (a)	2,258,000	2,216,950
4.25%, 4/30/2025 (a)	1,287,000	1,268,840
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	2,266,000	2,227,297
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	1,682,000	1,664,810
SOFR + 2.60%, 5.25%, 7/26/2030 (b)	1,711,000	1,681,434
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (b)	1,467,000	1,439,523
SOFR + 2.08%, 5.47%, 2/1/2029 (a) (b)	2,212,000	2,212,487
SOFR + 2.60%, 5.82%, 2/1/2034 (a) (b)	1,837,000	1,829,597
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	2,638,000	2,706,219
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	2,686,000	2,768,326
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	1,557,000	1,616,789
SOFR + 3.07%, 7.62%, 10/30/2031 (b)	2,269,000	2,489,411
Cboe Global Markets, Inc.:
1.63%, 12/15/2030 (a)	1,417,000	1,166,375
3.65%, 1/12/2027 (a)	1,162,000	1,128,023
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	1,738,000	1,593,520
1.15%, 5/13/2026 (a)	1,599,000	1,466,315
1.65%, 3/11/2031 (a)	991,000	798,389
1.95%, 12/1/2031	1,575,000	1,266,473
2.00%, 3/20/2028 (a)	1,220,000	1,086,361
2.30%, 5/13/2031 (a)	1,641,000	1,371,712
2.45%, 3/3/2027 (a)	2,382,000	2,217,523
2.75%, 10/1/2029	1,216,000	1,094,947
2.90%, 3/3/2032	1,543,000	1,330,513
3.00%, 3/10/2025	481,000	468,412
3.20%, 3/2/2027	505,000	481,790
3.20%, 1/25/2028 (a)	844,000	797,040

See accompanying notes to financial statements.
130

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 5/22/2029 (a)	$ 1,377,000	$ 1,290,373
3.30%, 4/1/2027	481,000	458,552
3.45%, 2/13/2026	1,593,000	1,543,713
3.63%, 4/1/2025	1,060,000	1,041,058
3.85%, 5/21/2025 (a)	1,396,000	1,370,788
4.00%, 2/1/2029 (a)	1,125,000	1,092,713
4.20%, 3/24/2025	976,000	964,825
4.63%, 3/22/2030 (a)	986,000	990,427
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	1,614,000	1,657,174
SOFR + 2.50%, 5.85%, 5/19/2034 (b)	1,860,000	1,917,344
5.88%, 8/24/2026 (a)	1,516,000	1,554,764
SOFR + 2.01%, 6.14%, 8/24/2034 (b)	1,146,000	1,210,233
SOFR + 1.88%, 6.20%, 11/17/2029 (b)	3,037,000	3,188,243
CI Financial Corp. 3.20%, 12/17/2030 (a)	1,622,000	1,282,451
CME Group, Inc.:
2.65%, 3/15/2032	1,498,000	1,331,377
3.00%, 3/15/2025 (a)	1,331,000	1,302,783
3.75%, 6/15/2028 (a)	976,000	954,831
Credit Suisse USA, Inc. 7.13%, 7/15/2032	1,403,000	1,599,546
Discover Financial Services:
3.75%, 3/4/2025	1,295,000	1,265,202
4.10%, 2/9/2027	992,000	952,161
4.50%, 1/30/2026	1,253,000	1,235,884
6.70%, 11/29/2032 (a)	1,442,000	1,509,010
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	891,000	991,175
Eaton Vance Corp. 3.50%, 4/6/2027	731,000	701,058
Franklin Resources, Inc.:
1.60%, 10/30/2030	1,582,000	1,292,051
2.85%, 3/30/2025	462,000	449,595
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	2,018,000	1,619,223
2.10%, 6/15/2030	2,442,000	2,110,181
3.10%, 9/15/2027	881,000	839,514
3.65%, 5/23/2025	1,691,000	1,658,770
3.75%, 12/1/2025 (a)	1,046,000	1,027,726
3.75%, 9/21/2028 (a)	854,000	830,105
4.00%, 9/15/2027	3,940,000	3,870,459
4.35%, 6/15/2029	1,728,000	1,721,088
4.60%, 3/15/2033	3,481,000	3,474,560
Invesco Finance PLC 3.75%, 1/15/2026 (a)	538,000	523,980
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	789,000	780,329
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	1,087,000	901,373
2.75%, 10/15/2032 (a)	1,556,000	1,277,367
Security Description	Principal Amount	Value
4.15%, 1/23/2030	$ 1,489,000	$ 1,398,543
4.85%, 1/15/2027 (a)	1,257,000	1,251,771
5.88%, 7/21/2028 (a)	1,586,000	1,626,506
6.45%, 6/8/2027 (a)	563,000	584,878
Lazard Group LLC:
3.63%, 3/1/2027	1,296,000	1,221,998
3.75%, 2/13/2025	579,000	566,783
4.38%, 3/11/2029 (a)	536,000	521,432
4.50%, 9/19/2028	1,275,000	1,239,746
Legg Mason, Inc. 4.75%, 3/15/2026	590,000	587,959
LPL Holdings, Inc. 6.75%, 11/17/2028	1,333,000	1,419,538
Mastercard, Inc.:
1.90%, 3/15/2031	1,557,000	1,330,783
2.00%, 3/3/2025	584,000	566,135
2.00%, 11/18/2031	1,745,000	1,474,193
2.95%, 11/21/2026	1,630,000	1,571,401
2.95%, 6/1/2029	1,093,000	1,029,038
3.30%, 3/26/2027	1,281,000	1,242,493
3.35%, 3/26/2030	2,271,000	2,165,081
3.50%, 2/26/2028 (a)	1,491,000	1,456,796
4.88%, 3/9/2028 (a)	1,375,000	1,418,931
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	531,000	431,119
3.85%, 6/30/2026	1,648,000	1,607,624
5.35%, 6/28/2028 (a)	1,253,000	1,290,264
5.65%, 6/28/2025	140,000	141,345
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,428,000	1,305,449
1.85%, 7/16/2025	2,336,000	2,210,090
2.17%, 7/14/2028	1,498,000	1,315,948
2.33%, 1/22/2027	1,364,000	1,251,074
2.61%, 7/14/2031 (a)	1,369,000	1,135,928
2.65%, 1/16/2025	2,019,000	1,958,168
2.68%, 7/16/2030	1,616,000	1,376,703
2.71%, 1/22/2029 (a)	1,703,000	1,507,547
3.00%, 1/22/2032	1,482,000	1,249,741
3.10%, 1/16/2030	2,082,000	1,840,738
5.10%, 7/3/2025	1,466,000	1,456,867
5.39%, 7/6/2027 (a)	1,229,000	1,233,056
5.61%, 7/6/2029	1,071,000	1,094,787
5.71%, 1/9/2026 (a)	1,684,000	1,696,142
5.84%, 1/18/2028 (a)	539,000	550,669
6.07%, 7/12/2028	1,211,000	1,251,290
6.09%, 7/12/2033 (a)	1,425,000	1,513,777
6.18%, 1/18/2033 (a)	1,253,000	1,334,545
ORIX Corp.:
2.25%, 3/9/2031 (a)	700,000	596,757
3.70%, 7/18/2027	470,000	452,474
4.00%, 4/13/2032	466,000	437,402
5.00%, 9/13/2027 (a)	560,000	564,922
5.20%, 9/13/2032 (a)	1,202,000	1,238,240
Radian Group, Inc.:
4.88%, 3/15/2027	811,000	788,406

See accompanying notes to financial statements.
131

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 3/15/2025	$ 1,215,000	$ 1,216,288
Raymond James Financial, Inc. 4.65%, 4/1/2030	530,000	533,604
Stifel Financial Corp. 4.00%, 5/15/2030 (a)	706,000	642,022
Synchrony Financial:
2.88%, 10/28/2031	1,591,000	1,275,043
3.70%, 8/4/2026	1,567,000	1,471,867
3.95%, 12/1/2027	1,589,000	1,488,353
4.50%, 7/23/2025	2,980,000	2,911,490
4.88%, 6/13/2025	1,581,000	1,553,585
5.15%, 3/19/2029	1,445,000	1,403,442
Visa, Inc.:
0.75%, 8/15/2027 (a)	508,000	449,392
1.10%, 2/15/2031 (a)	1,265,000	1,026,510
1.90%, 4/15/2027 (a)	1,628,000	1,515,554
2.05%, 4/15/2030	2,393,000	2,104,117
2.75%, 9/15/2027	1,708,000	1,626,323
3.15%, 12/14/2025	5,203,500	5,077,159
Voya Financial, Inc.:
3.65%, 6/15/2026	1,321,000	1,277,473
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	1,589,000	1,311,545
Western Union Co.:
1.35%, 3/15/2026	1,466,000	1,349,380
2.75%, 3/15/2031	1,362,000	1,134,355
2.85%, 1/10/2025	1,260,000	1,224,191
		325,087,918
ELECTRIC — 6.1%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030 (a)	366,000	307,151
3.95%, 6/1/2028	55,000	53,004
4.70%, 5/15/2032	1,689,000	1,651,538
5.40%, 6/1/2033	602,000	613,185
AEP Transmission Co. LLC 3.10%, 12/1/2026	818,000	786,000
AES Corp.:
1.38%, 1/15/2026	1,662,000	1,537,882
2.45%, 1/15/2031 (a)	1,352,000	1,136,288
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	1,581,000	1,280,752
3.05%, 3/15/2032	175,000	155,279
3.75%, 9/1/2027 (a)	1,342,000	1,313,563
3.94%, 9/1/2032 (a)	157,000	149,290
5.85%, 11/15/2033	335,000	361,083
Ameren Corp.:
1.75%, 3/15/2028	420,000	371,553
1.95%, 3/15/2027	1,415,000	1,296,890
3.50%, 1/15/2031	1,277,000	1,164,369
3.65%, 2/15/2026	1,141,000	1,107,592
5.00%, 1/15/2029	1,000,000	1,005,740
Security Description	Principal Amount	Value
5.70%, 12/1/2026	$ 936,000	$ 957,743
Ameren Illinois Co.:
1.55%, 11/15/2030	1,576,000	1,283,211
3.25%, 3/1/2025	1,404,000	1,377,015
3.80%, 5/15/2028	935,000	910,830
3.85%, 9/1/2032	167,000	155,843
4.95%, 6/1/2033	162,000	163,959
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	1,587,000	1,474,021
2.30%, 3/1/2030	1,369,000	1,170,303
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (a) (b)	1,293,000	1,093,257
5.20%, 1/15/2029	2,000,000	2,029,280
5.75%, 11/1/2027	1,144,000	1,184,383
5.95%, 11/1/2032 (a)	1,524,000	1,627,541
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	1,422,000	1,218,156
Series X, 3.30%, 6/1/2027	1,668,000	1,586,085
3.40%, 6/1/2025	1,481,000	1,447,811
Series BB, 4.50%, 8/1/2032	1,547,000	1,490,086
Arizona Public Service Co.:
2.20%, 12/15/2031	1,000	814
2.60%, 8/15/2029	669,000	597,859
3.15%, 5/15/2025	535,000	521,133
5.55%, 8/1/2033	1,639,000	1,696,791
6.35%, 12/15/2032	1,359,000	1,473,645
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,733,000	1,464,593
4.00%, 10/15/2028	1,260,000	1,232,570
Avangrid, Inc.:
3.20%, 4/15/2025	1,352,000	1,314,617
3.80%, 6/1/2029 (a)	1,730,000	1,628,484
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	1,014,000	865,206
2.40%, 8/15/2026 (a)	1,607,000	1,517,619
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	1,663,000	1,334,691
3.25%, 4/15/2028 (a)	3,154,000	2,996,363
3.50%, 2/1/2025	1,015,000	999,207
3.70%, 7/15/2030	1,298,000	1,229,518
Black Hills Corp.:
2.50%, 6/15/2030	1,537,000	1,292,033
3.05%, 10/15/2029	1,731,000	1,553,140
3.95%, 1/15/2026	742,000	723,702
5.95%, 3/15/2028	1,000,000	1,036,540
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	1,041,000	891,138
Series Z, 2.40%, 9/1/2026	777,000	731,973
Series AA, 3.00%, 2/1/2027	464,000	442,252

See accompanying notes to financial statements.
132

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series AG, 3.00%, 3/1/2032 (a)	$ 1,638,000	$ 1,449,155
4.95%, 4/1/2033	1,595,000	1,626,182
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	598,000	550,728
2.65%, 6/1/2031	1,716,000	1,468,450
5.25%, 8/10/2026	1,656,000	1,671,152
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,722,000	1,661,351
CMS Energy Corp.:
3.00%, 5/15/2026	1,296,000	1,237,965
3.45%, 8/15/2027	214,000	203,820
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (a) (b)	304,000	243,027
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (b)	969,000	877,711
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	1,712,000	1,480,675
2.55%, 6/15/2026	1,735,000	1,652,518
Series 122, 2.95%, 8/15/2027	250,000	236,128
3.70%, 8/15/2028 (a)	4,000	3,868
4.90%, 2/1/2033 (a)	701,000	711,718
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	527,000	488,434
Series A, 2.05%, 7/1/2031	1,703,000	1,416,283
Series A, 3.20%, 3/15/2027	283,000	271,609
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	1,619,000	1,399,302
Series B, 3.13%, 11/15/2027	484,000	461,997
Series 20A, 3.35%, 4/1/2030	1,734,000	1,619,105
3.80%, 5/15/2028	993,000	959,754
5.20%, 3/1/2033	724,000	749,492
Constellation Energy Generation LLC:
3.25%, 6/1/2025	1,802,000	1,750,283
5.80%, 3/1/2033	1,627,000	1,713,540
Consumers Energy Co.:
3.60%, 8/15/2032	390,000	361,339
3.80%, 11/15/2028	477,000	460,629
4.65%, 3/1/2028	502,000	504,831
4.90%, 2/15/2029	1,606,000	1,637,799
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	1,123,000	940,310
5.30%, 5/15/2033	290,000	300,394
6.63%, 2/1/2032	510,000	577,417
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	1,360,000	1,260,652
Series C, 2.25%, 8/15/2031 (a)	1,699,000	1,406,432
Security Description	Principal Amount	Value
Series D, 2.85%, 8/15/2026	$ 1,730,000	$ 1,631,182
Series A, 3.30%, 3/15/2025	1,614,000	1,576,136
Series C, 3.38%, 4/1/2030	1,416,000	1,304,731
Series B, 3.60%, 3/15/2027	465,000	446,265
3.90%, 10/1/2025	2,477,000	2,431,076
4.25%, 6/1/2028 (a)	1,737,000	1,705,004
Series A, 4.35%, 8/15/2032	1,017,000	979,768
5.38%, 11/15/2032	1,500,000	1,538,625
Series E, 6.30%, 3/15/2033	677,000	725,277
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	951,000	855,558
2.25%, 3/1/2030	33,000	28,953
Series A, 3.00%, 3/1/2032	1,314,000	1,165,728
3.38%, 3/1/2025	531,000	521,554
5.20%, 4/1/2033	1,377,000	1,431,970
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	1,251,000	1,179,042
2.95%, 3/1/2030	1,553,000	1,375,865
Series C, 3.40%, 6/15/2029 (a)	1,401,000	1,309,809
4.88%, 6/1/2028	1,747,000	1,761,902
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,409,000	1,257,476
2.45%, 2/1/2030	1,314,000	1,167,331
2.55%, 4/15/2031	943,000	819,797
2.95%, 12/1/2026	636,000	614,242
4.95%, 1/15/2033 (a)	716,000	729,826
6.45%, 10/15/2032	808,000	891,474
Duke Energy Corp.:
0.90%, 9/15/2025	1,091,000	1,017,401
2.45%, 6/1/2030	947,000	827,451
2.55%, 6/15/2031 (a)	1,634,000	1,394,407
2.65%, 9/1/2026 (a)	1,429,000	1,356,021
3.15%, 8/15/2027	852,000	805,907
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	4,136,000	3,237,537
3.40%, 6/15/2029	1,117,000	1,049,511
4.30%, 3/15/2028	404,000	398,170
4.50%, 8/15/2032	1,614,000	1,564,482
5.00%, 12/8/2025 (a)	724,000	726,491
5.00%, 12/8/2027	1,040,000	1,052,116
5.75%, 9/15/2033 (a)	1,347,000	1,426,810
Duke Energy Florida LLC:
1.75%, 6/15/2030	670,000	559,651
2.40%, 12/15/2031	125,000	105,663
2.50%, 12/1/2029 (a)	1,509,000	1,346,194
3.20%, 1/15/2027 (a)	465,000	449,488
3.80%, 7/15/2028 (a)	470,000	456,224
5.88%, 11/15/2033	1,719,000	1,853,873
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	1,583,000	1,345,962
3.65%, 2/1/2029	1,153,000	1,111,930
5.25%, 4/1/2033	200,000	206,284

See accompanying notes to financial statements.
133

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Progress LLC:
2.00%, 8/15/2031	$ 1,515,000	$ 1,252,572
3.25%, 8/15/2025	466,000	455,268
3.40%, 4/1/2032	457,000	413,864
3.45%, 3/15/2029	1,222,000	1,165,458
3.70%, 9/1/2028	564,000	546,815
Edison International:
4.13%, 3/15/2028	1,485,000	1,434,584
4.70%, 8/15/2025	1,356,000	1,339,796
4.95%, 4/15/2025	1,071,000	1,063,706
6.95%, 11/15/2029	1,395,000	1,516,393
Emera U.S. Finance LP:
2.64%, 6/15/2031	1,059,000	868,782
3.55%, 6/15/2026	1,337,000	1,287,344
Enel Americas SA 4.00%, 10/25/2026 (a)	1,296,000	1,261,436
Enel Chile SA 4.88%, 6/12/2028	1,210,000	1,191,015
Entergy Arkansas LLC:
3.50%, 4/1/2026	486,000	472,737
4.00%, 6/1/2028	466,000	453,045
5.15%, 1/15/2033 (a)	1,124,000	1,146,356
Entergy Corp.:
0.90%, 9/15/2025	1,397,000	1,300,761
2.40%, 6/15/2031	885,000	740,621
2.80%, 6/15/2030	1,659,000	1,463,155
2.95%, 9/1/2026	1,406,000	1,336,051
Entergy Louisiana LLC:
1.60%, 12/15/2030	1,685,000	1,350,325
2.40%, 10/1/2026	1,548,000	1,449,594
3.05%, 6/1/2031	1,652,000	1,459,377
3.25%, 4/1/2028	1,511,000	1,419,690
4.00%, 3/15/2033	1,479,000	1,380,144
Entergy Texas, Inc.:
1.75%, 3/15/2031	1,484,000	1,212,992
4.00%, 3/30/2029	601,000	583,397
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	675,000	639,549
5.90%, 11/15/2033	967,000	1,034,932
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	1,539,000	1,311,367
3.65%, 8/15/2025	847,000	827,765
4.95%, 4/15/2033	119,000	118,824
Eversource Energy:
Series Q, 0.80%, 8/15/2025	1,583,000	1,475,340
Series U, 1.40%, 8/15/2026	1,283,000	1,170,301
Series R, 1.65%, 8/15/2030	138,000	112,351
2.55%, 3/15/2031	850,000	718,845
2.90%, 3/1/2027	1,246,000	1,179,551
Series H, 3.15%, 1/15/2025	125,000	121,921
Security Description	Principal Amount	Value
Series M, 3.30%, 1/15/2028	$ 315,000	$ 298,220
3.38%, 3/1/2032	1,474,000	1,306,436
4.60%, 7/1/2027	1,507,000	1,495,562
4.75%, 5/15/2026	1,161,000	1,155,114
5.13%, 5/15/2033	1,169,000	1,175,313
5.45%, 3/1/2028 (a)	1,952,000	2,007,944
5.95%, 2/1/2029 (a)	1,557,000	1,632,452
Exelon Corp.:
3.35%, 3/15/2032	1,475,000	1,319,668
3.40%, 4/15/2026	1,711,000	1,657,275
3.95%, 6/15/2025	1,178,000	1,158,233
4.05%, 4/15/2030	1,536,000	1,467,740
5.15%, 3/15/2028	1,001,000	1,015,975
5.30%, 3/15/2033	1,669,000	1,704,833
Florida Power & Light Co.:
2.45%, 2/3/2032	1,587,000	1,363,900
2.85%, 4/1/2025 (a)	1,530,000	1,493,708
3.13%, 12/1/2025	1,522,000	1,480,449
Series A, 3.30%, 5/30/2027	1,677,000	1,606,180
4.45%, 5/15/2026 (a)	1,398,000	1,399,398
4.63%, 5/15/2030	1,549,000	1,562,972
4.80%, 5/15/2033	1,446,000	1,461,212
5.05%, 4/1/2028	1,457,000	1,489,928
5.10%, 4/1/2033	1,440,000	1,487,808
Fortis, Inc. 3.06%, 10/4/2026 (a)	1,515,000	1,438,462
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	1,147,000	1,039,916
3.25%, 4/1/2026	472,000	453,918
3.25%, 3/30/2027	806,000	769,593
4.65%, 5/16/2028	1,621,000	1,633,838
4.70%, 5/15/2032	1,086,000	1,081,797
4.95%, 5/17/2033	1,538,000	1,554,241
Iberdrola International BV 5.81%, 3/15/2025	2,000	2,009
Indiana Michigan Power Co. 3.85%, 5/15/2028	472,000	455,527
Interstate Power & Light Co.:
2.30%, 6/1/2030 (a)	1,273,000	1,090,515
3.60%, 4/1/2029	535,000	507,137
4.10%, 9/26/2028	1,153,000	1,120,393
5.70%, 10/15/2033	1,239,000	1,304,295
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	1,703,000	1,576,178
ITC Holdings Corp. 3.35%, 11/15/2027 (a)	1,015,000	964,757
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,579,000	1,642,176
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	818,000	798,253
MidAmerican Energy Co. 6.75%, 12/30/2031	657,000	748,060

See accompanying notes to financial statements.
134

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mississippi Power Co. 3.95%, 3/30/2028	$ 1,483,000	$ 1,438,184
National Grid PLC:
5.60%, 6/12/2028	1,589,000	1,638,259
5.81%, 6/12/2033 (a)	1,269,000	1,334,036
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026 (a)	1,371,000	1,259,168
1.35%, 3/15/2031	1,570,000	1,234,083
Series MTN, 1.65%, 6/15/2031	1,606,000	1,280,367
Series MTN, 1.88%, 2/7/2025	1,448,000	1,397,943
2.40%, 3/15/2030	798,000	691,866
2.85%, 1/27/2025	1,009,000	982,927
3.05%, 4/25/2027	892,000	846,597
Series MTN, 3.25%, 11/1/2025	984,000	956,005
Series MTN, 3.45%, 6/15/2025	1,556,000	1,524,024
3.70%, 3/15/2029	1,303,000	1,238,163
3.90%, 11/1/2028 (a)	825,000	798,699
4.02%, 11/1/2032	745,000	698,706
4.45%, 3/13/2026	876,000	874,353
4.80%, 3/15/2028 (a)	1,443,000	1,460,720
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (b)	459,000	439,268
5.45%, 10/30/2025	963,000	972,514
Series MTN, 5.60%, 11/13/2026	662,000	679,139
Series MTN, 8.00%, 3/1/2032 (a)	1,492,000	1,786,715
Nevada Power Co. Series DD, 2.40%, 5/1/2030	1,271,000	1,103,419
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	933,000	858,173
1.90%, 6/15/2028	2,050,000	1,819,354
2.25%, 6/1/2030 (a)	2,195,000	1,877,779
2.44%, 1/15/2032	1,440,000	1,207,526
2.75%, 11/1/2029	5,456,000	4,900,579
3.50%, 4/1/2029	1,115,000	1,054,901
3.55%, 5/1/2027	1,693,000	1,631,747
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	620,000	528,333
4.45%, 6/20/2025	3,569,000	3,537,593
4.63%, 7/15/2027	1,504,000	1,502,015
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	1,261,000	1,093,400
4.90%, 2/28/2028	1,545,000	1,558,781
5.00%, 2/28/2030 (a)	1,426,000	1,441,900
5.00%, 7/15/2032 (a)	477,000	480,859
5.05%, 2/28/2033	1,678,000	1,685,266
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (b)	$ 489,000	$ 458,061
5.75%, 9/1/2025	3,152,000	3,185,064
6.05%, 3/1/2025	3,774,000	3,808,004
Northern States Power Co. 2.25%, 4/1/2031	1,364,000	1,170,789
NSTAR Electric Co.:
3.20%, 5/15/2027	71,000	68,576
3.25%, 5/15/2029	125,000	117,576
3.95%, 4/1/2030	1,665,000	1,591,490
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	4,000	3,236
Series P, 2.60%, 4/1/2030	1,398,000	1,225,263
5.00%, 6/1/2033	757,000	762,117
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030 (a)	1,594,000	1,455,481
3.30%, 3/15/2030	1,622,000	1,484,860
3.80%, 8/15/2028 (a)	100,000	96,794
5.40%, 1/15/2033	996,000	1,040,183
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	608,000	565,817
2.75%, 5/15/2030	1,587,000	1,424,444
2.95%, 4/1/2025	453,000	441,924
4.15%, 6/1/2032	1,712,000	1,650,522
4.30%, 5/15/2028 (e)	1,734,000	1,712,464
4.55%, 9/15/2032	1,272,000	1,260,348
5.65%, 11/15/2033 (a) (e)	1,162,000	1,239,517
5.75%, 3/15/2029 (a)	1,015,000	1,071,008
7.00%, 5/1/2032	1,588,000	1,815,020
7.25%, 1/15/2033	1,008,000	1,174,915
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	2,982,000	2,463,043
2.95%, 3/1/2026 (a)	361,000	342,033
3.00%, 6/15/2028	1,026,000	935,148
3.15%, 1/1/2026 (a)	2,924,058	2,801,160
3.25%, 6/1/2031	877,000	760,096
3.30%, 3/15/2027	1,472,000	1,374,936
3.30%, 12/1/2027 (a)	1,603,507	1,497,659
3.45%, 7/1/2025 (a)	1,352,500	1,310,370
3.50%, 6/15/2025	695,000	674,331
3.75%, 7/1/2028	1,075,500	1,007,410
4.20%, 3/1/2029	1,576,000	1,491,747
4.40%, 3/1/2032	1,653,000	1,529,124
4.55%, 7/1/2030 (a)	3,988,368	3,799,678
4.65%, 8/1/2028	1,646,000	1,578,761
4.95%, 6/8/2025 (a)	1,329,000	1,320,043
5.45%, 6/15/2027	1,401,000	1,410,933
5.90%, 6/15/2032	589,000	599,272
6.10%, 1/15/2029 (a)	1,689,000	1,746,814
6.15%, 1/15/2033	1,670,000	1,731,322
6.40%, 6/15/2033	1,457,000	1,534,163
PacifiCorp:
2.70%, 9/15/2030	1,562,000	1,351,021

See accompanying notes to financial statements.
135

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/15/2029	$ 1,423,000	$ 1,334,404
7.70%, 11/15/2031	1,056,000	1,233,176
PECO Energy Co.:
3.15%, 10/15/2025	478,000	465,706
4.90%, 6/15/2033	937,000	952,938
Pinnacle West Capital Corp. 1.30%, 6/15/2025	1,653,000	1,556,911
PPL Capital Funding, Inc.:
3.10%, 5/15/2026 (a)	1,359,000	1,303,213
4.13%, 4/15/2030	640,000	607,533
PPL Electric Utilities Corp. 5.00%, 5/15/2033	1,606,000	1,643,532
Progress Energy, Inc.:
7.00%, 10/30/2031	1,375,000	1,553,365
7.75%, 3/1/2031	1,363,000	1,574,606
Public Service Co. of Colorado:
1.88%, 6/15/2031 (a)	400,000	330,232
Series 35, 1.90%, 1/15/2031	1,475,000	1,223,704
3.70%, 6/15/2028	408,000	392,516
Series 38, 4.10%, 6/1/2032 (a)	1,128,000	1,077,093
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	496,000	417,811
5.35%, 10/1/2033	250,000	262,003
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	130,000	107,539
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	869,000	803,408
Series MTN, 1.90%, 8/15/2031	1,216,000	996,828
Series MTN, 2.25%, 9/15/2026	900,000	848,448
Series MTN, 2.45%, 1/15/2030	1,086,000	960,524
Series MTN, 3.00%, 5/15/2027	1,629,000	1,552,861
Series MTN, 3.10%, 3/15/2032	1,250,000	1,118,537
Series MTN, 3.20%, 5/15/2029 (a)	1,076,000	1,006,189
Series MTN, 3.65%, 9/1/2028	240,000	231,218
Series MTN, 3.70%, 5/1/2028	264,000	255,998
Series MTN, 4.65%, 3/15/2033	1,357,000	1,355,887
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025 (a)	1,122,000	1,048,565
1.60%, 8/15/2030	247,000	201,992
2.45%, 11/15/2031	469,000	394,556
Security Description	Principal Amount	Value
5.88%, 10/15/2028	$ 1,590,000	$ 1,668,641
6.13%, 10/15/2033	1,579,000	1,698,072
Puget Energy, Inc.:
2.38%, 6/15/2028	1,523,000	1,359,582
3.65%, 5/15/2025	1,634,000	1,592,643
4.10%, 6/15/2030	1,223,000	1,122,494
4.22%, 3/15/2032	494,000	446,942
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	1,718,000	1,422,710
2.50%, 5/15/2026	1,162,000	1,108,409
3.00%, 3/15/2032	250,000	221,945
4.95%, 8/15/2028 (a)	976,000	996,301
Sempra:
3.25%, 6/15/2027	10,000	9,482
3.30%, 4/1/2025	1,376,000	1,342,164
3.40%, 2/1/2028	834,000	795,386
3.70%, 4/1/2029	1,396,000	1,329,704
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,805,000	1,554,845
5.40%, 8/1/2026 (a)	1,441,000	1,460,338
5.50%, 8/1/2033	1,163,000	1,205,519
Sierra Pacific Power Co. 2.60%, 5/1/2026	771,000	734,046
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	1,426,000	1,327,107
2.25%, 6/1/2030	1,619,000	1,390,608
Series G, 2.50%, 6/1/2031	251,000	215,406
2.75%, 2/1/2032	283,000	245,205
2.85%, 8/1/2029	1,235,000	1,126,752
Series B, 3.65%, 3/1/2028	602,000	577,222
Series E, 3.70%, 8/1/2025	1,205,000	1,180,779
Series A, 4.20%, 3/1/2029	1,615,000	1,582,991
Series C, 4.20%, 6/1/2025	1,597,000	1,578,459
Series D, 4.70%, 6/1/2027	333,000	335,168
4.90%, 6/1/2026	1,577,000	1,584,033
5.65%, 10/1/2028	1,166,000	1,215,812
5.95%, 11/1/2032	1,281,000	1,376,793
6.65%, 4/1/2029	1,529,000	1,630,128
Southern Co.:
Series 21-B, 1.75%, 3/15/2028 (a)	558,000	496,162
3.25%, 7/1/2026	2,324,000	2,241,707
Series A, 3.70%, 4/30/2030	887,000	836,406
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (a) (b)	3,028,000	2,758,508
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	277,000	264,410
5.11%, 8/1/2027	1,595,000	1,617,378
5.15%, 10/6/2025	1,142,000	1,145,289
5.20%, 6/15/2033	322,000	328,556
5.50%, 3/15/2029	1,498,000	1,559,073

See accompanying notes to financial statements.
136

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 10/15/2032	$ 1,055,000	$ 1,110,556
Southern Power Co.:
0.90%, 1/15/2026	857,000	790,017
4.15%, 12/1/2025	480,000	472,843
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	1,697,000	1,581,587
Series K, 2.75%, 10/1/2026	1,198,000	1,125,976
Series M, 4.10%, 9/15/2028	1,222,000	1,181,588
System Energy Resources, Inc. 6.00%, 4/15/2028	1,561,000	1,594,359
Tampa Electric Co. 2.40%, 3/15/2031	1,474,000	1,244,144
Tucson Electric Power Co.:
1.50%, 8/1/2030 (a)	1,440,000	1,174,910
3.05%, 3/15/2025	469,000	457,449
3.25%, 5/15/2032	611,000	543,998
Union Electric Co.:
2.95%, 6/15/2027	469,000	447,196
2.95%, 3/15/2030	1,265,000	1,142,093
3.50%, 3/15/2029	1,514,000	1,434,454
Virginia Electric & Power Co.:
2.30%, 11/15/2031	30,000	25,259
2.40%, 3/30/2032	552,000	466,236
Series A, 2.88%, 7/15/2029	1,403,000	1,289,161
Series B, 2.95%, 11/15/2026 (a)	1,307,000	1,248,852
Series A, 3.10%, 5/15/2025	458,000	446,779
Series A, 3.15%, 1/15/2026	1,541,000	1,494,431
Series A, 3.50%, 3/15/2027	551,000	532,508
Series B, 3.75%, 5/15/2027	1,004,000	980,767
5.00%, 4/1/2033 (a)	244,000	247,072
5.30%, 8/15/2033	1,575,000	1,626,424
WEC Energy Group, Inc.:
1.38%, 10/15/2027 (a)	530,000	468,679
1.80%, 10/15/2030	489,000	399,283
2.20%, 12/15/2028	835,000	742,975
4.75%, 1/9/2026	1,608,000	1,601,664
4.75%, 1/15/2028	635,000	635,140
5.00%, 9/27/2025 (a)	1,562,000	1,560,391
5.60%, 9/12/2026	857,000	872,563
Wisconsin Electric Power Co.:
4.75%, 9/30/2032	1,387,000	1,401,411
5.63%, 5/15/2033	405,000	437,489
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	1,014,000	822,009
3.00%, 7/1/2029 (a)	1,045,000	967,994
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,639,000	1,653,505
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,248,000	1,138,438
2.35%, 11/15/2031 (a)	36,000	29,651
Security Description	Principal Amount	Value
2.60%, 12/1/2029 (a)	$ 1,543,000	$ 1,379,828
3.30%, 6/1/2025	881,000	860,041
3.35%, 12/1/2026	1,053,000	1,014,808
4.00%, 6/15/2028	531,000	518,182
4.60%, 6/1/2032	1,637,000	1,598,285
5.45%, 8/15/2033	2,507,000	2,588,327
		456,035,882
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	1,230,000	1,020,740
Emerson Electric Co.:
0.88%, 10/15/2026	4,472,000	4,058,206
1.80%, 10/15/2027 (a)	504,000	460,122
1.95%, 10/15/2030 (a)	1,342,000	1,156,630
2.00%, 12/21/2028 (a)	1,452,000	1,302,081
2.20%, 12/21/2031	602,000	514,529
3.15%, 6/1/2025 (a)	950,000	929,252
		9,441,560
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,340,000	1,153,258
2.30%, 3/12/2031 (a)	1,026,000	889,409
2.75%, 9/15/2029	1,166,000	1,067,112
3.05%, 9/22/2026	870,000	831,189
Allegion PLC 3.50%, 10/1/2029	1,697,000	1,569,029
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	112,000	106,322
5.41%, 7/1/2032	1,345,000	1,382,633
Amphenol Corp.:
2.05%, 3/1/2025	1,244,000	1,201,331
2.20%, 9/15/2031	469,000	394,931
2.80%, 2/15/2030 (a)	1,470,000	1,339,596
4.35%, 6/1/2029	1,146,000	1,141,932
4.75%, 3/30/2026	1,457,000	1,459,098
Arrow Electronics, Inc.:
2.95%, 2/15/2032	200,000	169,586
3.88%, 1/12/2028	835,000	792,949
4.00%, 4/1/2025	1,410,000	1,383,577
6.13%, 3/1/2026	564,000	564,801
Avnet, Inc.:
3.00%, 5/15/2031	1,306,000	1,104,928
4.63%, 4/15/2026	884,000	873,295
5.50%, 6/1/2032	904,000	897,030
6.25%, 3/15/2028	1,485,000	1,538,995
Flex Ltd.:
3.75%, 2/1/2026	1,535,000	1,486,356
4.75%, 6/15/2025	493,000	486,522
4.88%, 6/15/2029	1,576,000	1,549,397
4.88%, 5/12/2030	1,348,000	1,323,372
6.00%, 1/15/2028	50,000	51,676
Fortive Corp. 3.15%, 6/15/2026	1,579,000	1,517,372

See accompanying notes to financial statements.
137

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Honeywell International, Inc.:
1.10%, 3/1/2027	$ 1,377,000	$ 1,249,545
1.35%, 6/1/2025	1,207,000	1,152,588
1.75%, 9/1/2031	50,000	41,737
1.95%, 6/1/2030	1,494,000	1,297,733
2.50%, 11/1/2026	1,660,000	1,581,382
2.70%, 8/15/2029 (a)	2,430,000	2,246,511
4.25%, 1/15/2029 (a)	4,982,000	4,993,359
4.95%, 2/15/2028 (a)	1,241,000	1,278,292
5.00%, 2/15/2033 (a)	1,602,000	1,676,925
Hubbell, Inc.:
2.30%, 3/15/2031	640,000	538,202
3.15%, 8/15/2027	1,250,000	1,184,675
3.35%, 3/1/2026	635,000	615,010
3.50%, 2/15/2028	108,000	103,519
Jabil, Inc.:
1.70%, 4/15/2026 (a)	1,234,000	1,142,561
3.00%, 1/15/2031 (a)	1,522,000	1,318,128
3.60%, 1/15/2030	1,540,000	1,392,437
3.95%, 1/12/2028	620,000	591,096
4.25%, 5/15/2027 (a)	1,299,000	1,265,642
5.45%, 2/1/2029	1,593,000	1,627,074
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,381,000	1,255,950
4.60%, 4/6/2027	859,000	856,578
Legrand France SA 8.50%, 2/15/2025	633,000	657,351
TD SYNNEX Corp.:
1.75%, 8/9/2026	1,681,000	1,525,928
2.38%, 8/9/2028	833,000	732,215
2.65%, 8/9/2031	1,545,000	1,249,998
Trimble, Inc.:
4.90%, 6/15/2028	946,000	951,865
6.10%, 3/15/2033	653,000	700,571
Tyco Electronics Group SA:
3.13%, 8/15/2027	1,104,000	1,053,624
3.70%, 2/15/2026 (a)	800,000	783,728
4.50%, 2/13/2026 (a)	1,043,000	1,039,402
Vontier Corp.:
1.80%, 4/1/2026	1,221,000	1,123,064
2.40%, 4/1/2028	1,510,000	1,333,405
2.95%, 4/1/2031	1,581,000	1,330,396
		66,166,187
ENGINEERING & CONSTRUCTION — 0.0% (d)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	1,736,000	1,772,491
6.35%, 8/18/2028	1,274,000	1,330,820
		3,103,311
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	2,480,000	2,427,821
3.76%, 3/15/2027	6,091,000	5,837,797
3.79%, 3/15/2025	760,000	744,299
Security Description	Principal Amount	Value
4.05%, 3/15/2029	$ 5,664,000	$ 5,370,718
4.28%, 3/15/2032	7,952,000	7,275,046
		21,655,681
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
0.88%, 11/15/2025	1,112,000	1,030,401
1.45%, 2/15/2031	1,484,000	1,206,967
1.75%, 2/15/2032	89,000	72,486
2.30%, 3/1/2030	211,000	186,007
2.90%, 7/1/2026	1,459,000	1,401,647
3.20%, 3/15/2025	1,985,000	1,939,901
3.38%, 11/15/2027	1,529,000	1,469,644
3.95%, 5/15/2028	1,186,000	1,163,288
5.00%, 12/15/2033	2,250,000	2,298,060
Veralto Corp.:
5.35%, 9/18/2028 (e)	1,834,000	1,879,850
5.45%, 9/18/2033 (e)	1,441,000	1,495,037
5.50%, 9/18/2026 (e)	1,191,000	1,210,842
Waste Connections, Inc.:
2.20%, 1/15/2032	1,578,000	1,317,725
3.20%, 6/1/2032	618,000	555,650
3.50%, 5/1/2029 (a)	938,000	897,197
4.20%, 1/15/2033	1,539,000	1,494,754
4.25%, 12/1/2028	1,377,000	1,369,936
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	1,221,000	1,134,761
1.15%, 3/15/2028 (a)	1,627,000	1,431,988
2.00%, 6/1/2029 (a)	445,000	396,032
3.13%, 3/1/2025 (a)	1,251,000	1,224,579
3.15%, 11/15/2027	730,000	699,442
4.15%, 4/15/2032 (a)	1,048,000	1,023,550
4.63%, 2/15/2030 (a)	1,866,000	1,887,907
4.88%, 2/15/2029 (a)	3,597,000	3,680,594
		32,468,245
FINANCIALS — 0.0% (d)
Brookfield Finance, Inc. 6.35%, 1/5/2034	1,697,000	1,805,353
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	993,000	1,099,569
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	1,358,000	1,177,332
3.30%, 3/19/2025	477,000	465,519
3.95%, 3/15/2025 (a)	1,113,000	1,095,849
4.15%, 3/15/2028 (a)	1,194,000	1,169,917
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,595,000	1,401,766
4.60%, 11/1/2025 (a)	1,404,000	1,391,547
4.85%, 11/1/2028	1,966,000	1,964,938
5.30%, 10/1/2026	1,595,000	1,614,204
7.00%, 10/1/2028	587,000	632,898
8.25%, 9/15/2030	1,485,000	1,734,569
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,247,000	1,049,326

See accompanying notes to financial statements.
138

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/1/2026	$ 823,000	$ 788,607
General Mills, Inc.:
2.25%, 10/14/2031	1,817,000	1,528,388
3.20%, 2/10/2027	1,112,000	1,064,540
4.00%, 4/17/2025	1,323,000	1,307,098
4.20%, 4/17/2028	1,707,000	1,684,707
4.95%, 3/29/2033 (a)	1,447,000	1,467,084
5.24%, 11/18/2025	542,000	542,043
5.50%, 10/17/2028	1,148,000	1,190,327
Hershey Co.:
0.90%, 6/1/2025	1,581,000	1,498,867
1.70%, 6/1/2030	1,269,000	1,079,107
2.30%, 8/15/2026	483,000	458,420
2.45%, 11/15/2029	1,461,000	1,321,723
3.20%, 8/21/2025	89,000	87,098
4.25%, 5/4/2028 (a)	50,000	50,091
Hormel Foods Corp.:
1.70%, 6/3/2028 (a)	1,239,000	1,115,112
1.80%, 6/11/2030	1,593,000	1,354,926
Ingredion, Inc.:
2.90%, 6/1/2030	1,414,000	1,261,118
3.20%, 10/1/2026	1,465,000	1,401,917
J M Smucker Co.:
2.38%, 3/15/2030	1,135,000	980,856
3.38%, 12/15/2027 (a)	875,000	832,317
3.50%, 3/15/2025	1,398,000	1,371,494
5.90%, 11/15/2028	930,000	979,234
6.20%, 11/15/2033 (a)	1,708,000	1,863,103
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027	1,823,000	1,677,980
3.00%, 2/2/2029	1,630,000	1,433,096
3.00%, 5/15/2032	1,344,000	1,092,134
3.63%, 1/15/2032	1,620,000	1,382,524
3.75%, 12/1/2031 (a)	1,443,000	1,241,528
5.13%, 2/1/2028	1,412,000	1,402,907
5.50%, 1/15/2030	1,603,000	1,570,876
5.75%, 4/1/2033	878,000	867,324
Kellanova:
2.10%, 6/1/2030	1,662,000	1,428,090
3.25%, 4/1/2026	1,298,000	1,258,502
3.40%, 11/15/2027	1,435,000	1,378,461
4.30%, 5/15/2028	1,370,000	1,356,259
Series B, 7.45%, 4/1/2031	1,334,000	1,527,817
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,226,000	2,139,698
3.75%, 4/1/2030	1,018,000	972,373
3.88%, 5/15/2027 (a)	1,149,000	1,127,135
4.25%, 3/1/2031 (a)	1,341,000	1,314,006
4.63%, 1/30/2029	1,616,000	1,628,023
6.75%, 3/15/2032	1,275,000	1,437,588
Kroger Co.:
1.70%, 1/15/2031 (a)	1,527,000	1,236,015
2.20%, 5/1/2030 (a)	250,000	214,072
Security Description	Principal Amount	Value
2.65%, 10/15/2026	$ 1,983,000	$ 1,875,184
3.50%, 2/1/2026	1,324,000	1,289,523
3.70%, 8/1/2027	150,000	145,319
4.50%, 1/15/2029	148,000	147,116
7.50%, 4/1/2031	1,541,000	1,769,022
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,359,000	1,251,816
1.85%, 2/15/2031 (a)	536,000	441,021
2.50%, 4/15/2030 (a)	1,636,000	1,432,923
3.40%, 8/15/2027	831,000	793,912
4.95%, 4/15/2033 (a)	1,741,000	1,747,755
Mondelez International, Inc.:
1.50%, 5/4/2025	2,396,000	2,285,185
1.88%, 10/15/2032 (a)	203,000	165,443
2.63%, 3/17/2027 (a)	1,969,000	1,856,609
2.75%, 4/13/2030	1,473,000	1,330,826
3.00%, 3/17/2032 (a)	1,616,000	1,433,974
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	3,957,000	3,352,331
4.25%, 4/15/2031	6,707,000	6,059,238
6.25%, 7/1/2033	1,912,000	1,967,295
Sysco Corp.:
2.40%, 2/15/2030	789,000	695,393
2.45%, 12/14/2031	981,000	830,260
3.25%, 7/15/2027	1,275,000	1,219,588
3.30%, 7/15/2026 (a)	1,515,000	1,463,490
3.75%, 10/1/2025	1,249,000	1,221,197
5.75%, 1/17/2029	1,236,000	1,289,321
5.95%, 4/1/2030	1,729,000	1,840,209
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,566,000	1,494,731
4.00%, 3/1/2026	1,442,000	1,414,818
4.35%, 3/1/2029	1,814,000	1,763,317
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	39,138
		110,327,973
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,560,000	1,453,327
Georgia-Pacific LLC:
7.75%, 11/15/2029	1,499,000	1,730,610
8.88%, 5/15/2031	1,030,000	1,287,531
Suzano Austria GmbH:
2.50%, 9/15/2028	1,520,000	1,334,621
3.13%, 1/15/2032	1,699,000	1,403,918
3.75%, 1/15/2031	1,779,000	1,561,322
5.00%, 1/15/2030 (a)	1,270,000	1,225,169
6.00%, 1/15/2029	2,217,000	2,265,153
Suzano International Finance BV:
4.00%, 1/14/2025	474,000	463,525
5.50%, 1/17/2027 (a)	1,351,000	1,367,144
		14,092,320

See accompanying notes to financial statements.
139

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
GAS — 0.5%
Atmos Energy Corp.:
1.50%, 1/15/2031	$ 1,487,000	$ 1,211,117
2.63%, 9/15/2029 (a)	625,000	568,538
3.00%, 6/15/2027	1,597,000	1,522,484
5.90%, 11/15/2033 (a)	541,000	587,391
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030 (a)	1,476,000	1,231,501
4.00%, 4/1/2028 (a)	594,000	578,407
4.40%, 7/1/2032 (a)	500,000	485,895
5.25%, 3/1/2028 (a)	1,527,000	1,566,122
5.40%, 3/1/2033	1,708,000	1,781,922
Eastern Energy Gas Holdings LLC Series B, 3.00%, 11/15/2029	373,000	331,213
National Fuel Gas Co.:
2.95%, 3/1/2031	1,521,000	1,275,754
3.95%, 9/15/2027	815,000	775,798
4.75%, 9/1/2028	723,000	700,883
5.50%, 1/15/2026	1,671,000	1,671,969
5.50%, 10/1/2026	1,444,000	1,449,863
NiSource, Inc.:
0.95%, 8/15/2025	1,482,000	1,385,374
1.70%, 2/15/2031 (a)	1,341,000	1,090,810
2.95%, 9/1/2029 (a)	1,174,000	1,072,930
3.49%, 5/15/2027	1,417,000	1,364,925
3.60%, 5/1/2030 (a)	1,055,000	984,304
5.25%, 3/30/2028	1,291,000	1,318,460
5.40%, 6/30/2033	1,582,000	1,632,213
ONE Gas, Inc.:
2.00%, 5/15/2030	876,000	744,872
5.10%, 4/1/2029	1,335,000	1,361,673
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	1,136,000	969,746
3.50%, 6/1/2029 (a)	1,025,000	958,980
5.40%, 6/15/2033 (a)	537,000	553,040
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	2,107,000	1,853,675
Series TT, 2.60%, 6/15/2026	1,223,000	1,166,889
2.95%, 4/15/2027	1,276,000	1,209,941
3.20%, 6/15/2025 (a)	472,000	460,242
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,606,000	1,311,572
3.25%, 6/15/2026	643,000	618,637
5.15%, 9/15/2032	966,000	979,476
5.75%, 9/15/2033	834,000	876,626
Southwest Gas Corp.:
2.20%, 6/15/2030	1,605,000	1,363,415
4.05%, 3/15/2032	454,000	425,530
Security Description	Principal Amount	Value
5.45%, 3/23/2028 (a)	$ 1,541,000	$ 1,576,813
		41,019,000
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	929,000	782,701
4.63%, 6/15/2028	1,321,000	1,288,794
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	2,075,000	2,097,140
6.05%, 4/15/2028 (e)	1,203,000	1,219,132
6.30%, 2/15/2030 (e)	2,044,000	2,104,094
6.40%, 4/15/2033 (e)	1,624,000	1,695,959
Snap-on, Inc. 3.25%, 3/1/2027	1,575,000	1,520,915
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	2,568,000	2,482,332
2.30%, 3/15/2030 (a)	2,380,000	2,025,618
3.00%, 5/15/2032	990,000	855,885
3.40%, 3/1/2026	1,722,000	1,665,794
5 yr. CMT + 2.66%, 4.00%, 3/15/2060 (b)	262,000	218,982
4.25%, 11/15/2028	459,000	449,549
6.00%, 3/6/2028 (a)	200,000	210,300
		18,617,195
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,549,000	1,380,856
1.40%, 6/30/2030 (a)	1,513,000	1,280,633
2.95%, 3/15/2025	514,000	503,473
3.75%, 11/30/2026	3,744,000	3,694,205
3.88%, 9/15/2025	588,000	582,279
Baxter International, Inc.:
1.73%, 4/1/2031	1,449,000	1,177,950
1.92%, 2/1/2027	2,103,000	1,927,420
2.27%, 12/1/2028 (a)	5,050,000	4,525,608
2.54%, 2/1/2032 (a)	2,067,000	1,734,316
2.60%, 8/15/2026	1,456,000	1,372,411
3.95%, 4/1/2030	1,181,000	1,120,545
Boston Scientific Corp.:
1.90%, 6/1/2025	1,030,000	986,379
2.65%, 6/1/2030 (a)	1,444,000	1,290,272
4.00%, 3/1/2028	453,000	442,613
Danaher Corp. 3.35%, 9/15/2025	1,725,000	1,686,567
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,246,000	1,101,290
DH Europe Finance II SARL 2.60%, 11/15/2029	1,551,000	1,403,329
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,588,000	1,565,085
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	4,074,000	4,109,933
5.65%, 11/15/2027	2,125,000	2,200,055
5.86%, 3/15/2030	2,521,000	2,650,479

See accompanying notes to financial statements.
140

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.91%, 11/22/2032	$ 2,614,000	$ 2,787,700
Medtronic Global Holdings SCA 4.25%, 3/30/2028	5,398,000	5,378,513
Revvity, Inc.:
1.90%, 9/15/2028	1,111,000	962,270
2.25%, 9/15/2031	200,000	164,500
2.55%, 3/15/2031	1,558,000	1,317,398
3.30%, 9/15/2029	959,000	870,158
Smith & Nephew PLC 2.03%, 10/14/2030	1,565,000	1,293,426
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,574,000	1,353,404
Stryker Corp.:
1.15%, 6/15/2025	1,646,000	1,557,034
3.38%, 11/1/2025	2,331,000	2,269,112
3.50%, 3/15/2026	1,752,000	1,708,936
3.65%, 3/7/2028 (a)	891,000	862,693
4.85%, 12/8/2028	1,455,000	1,471,965
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	1,563,000	1,394,493
2.00%, 10/15/2031 (a)	1,248,000	1,052,176
2.60%, 10/1/2029	1,574,000	1,434,780
4.80%, 11/21/2027 (a)	1,339,000	1,365,485
4.95%, 8/10/2026 (a)	879,000	890,954
4.95%, 11/21/2032 (a)	1,559,000	1,608,296
4.98%, 8/10/2030 (a)	825,000	845,650
5.00%, 12/5/2026 (a)	1,900,000	1,930,932
5.00%, 1/31/2029	1,977,000	2,030,023
5.09%, 8/10/2033 (a)	1,492,000	1,552,471
5.20%, 1/31/2034 (a)	1,000,000	1,049,260
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	387,000	331,044
3.05%, 1/15/2026 (a)	1,101,000	1,063,137
3.55%, 4/1/2025	1,271,000	1,244,754
5.35%, 12/1/2028 (a)	1,597,000	1,645,341
		78,171,603
HEALTH CARE SERVICES — 2.3%
Adventist Health System:
2.95%, 3/1/2029 (a)	917,000	828,519
5.43%, 3/1/2032 (a)	663,000	675,047
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	1,057,000	907,783
3.83%, 8/15/2028 (a)	1,327,000	1,289,167
Ascension Health Series B, 2.53%, 11/15/2029	1,061,000	948,767
Banner Health:
1.90%, 1/1/2031	479,000	396,056
2.34%, 1/1/2030	1,672,000	1,450,092
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (a)	713,000	591,155
Security Description	Principal Amount	Value
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031 (a)	$ 1,245,000	$ 1,020,713
3.46%, 6/1/2030	1,264,000	1,125,996
Series 2018, 4.30%, 7/1/2028	1,477,000	1,448,361
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	465,000	388,680
Centene Corp.:
2.45%, 7/15/2028	3,253,000	2,905,547
2.50%, 3/1/2031	3,221,000	2,683,802
2.63%, 8/1/2031	1,452,000	1,210,794
3.00%, 10/15/2030	3,294,000	2,867,295
3.38%, 2/15/2030	3,611,000	3,240,259
4.25%, 12/15/2027	2,948,000	2,847,355
4.63%, 12/15/2029	5,923,000	5,690,700
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,262,000	1,240,748
CommonSpirit Health:
1.55%, 10/1/2025	1,490,000	1,394,208
2.78%, 10/1/2030	1,288,000	1,115,782
3.35%, 10/1/2029	1,519,000	1,385,617
6.07%, 11/1/2027	1,517,000	1,562,025
Elevance Health, Inc.:
1.50%, 3/15/2026	1,321,000	1,232,427
2.25%, 5/15/2030	1,414,000	1,226,263
2.38%, 1/15/2025	229,000	222,535
2.55%, 3/15/2031 (a)	346,000	300,518
2.88%, 9/15/2029	1,348,000	1,235,941
3.65%, 12/1/2027	1,901,000	1,844,959
4.10%, 3/1/2028	1,602,000	1,579,043
4.10%, 5/15/2032	1,716,000	1,637,922
4.75%, 2/15/2033	1,584,000	1,585,489
4.90%, 2/8/2026	1,572,000	1,569,626
5.35%, 10/15/2025	1,202,000	1,210,835
5.50%, 10/15/2032	809,000	846,764
HCA, Inc.:
2.38%, 7/15/2031	1,035,000	855,976
3.13%, 3/15/2027	1,539,000	1,459,218
3.38%, 3/15/2029	828,000	763,789
3.50%, 9/1/2030	8,611,000	7,810,694
3.63%, 3/15/2032	4,500,000	4,025,295
4.13%, 6/15/2029	3,557,000	3,403,693
4.50%, 2/15/2027	1,202,000	1,189,559
5.20%, 6/1/2028	5,037,000	5,086,917
5.25%, 6/15/2026	2,278,000	2,289,595
5.38%, 9/1/2026	1,476,000	1,483,542
5.50%, 6/1/2033	1,657,000	1,685,103
5.63%, 9/1/2028 (a)	2,227,000	2,279,112
5.88%, 2/15/2026	2,134,000	2,153,868
5.88%, 2/1/2029 (a)	2,402,000	2,478,287
Humana, Inc.:
1.35%, 2/3/2027	1,892,000	1,707,719
2.15%, 2/3/2032	1,288,000	1,060,423

See accompanying notes to financial statements.
141

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 8/15/2029	$ 1,692,000	$ 1,569,787
3.70%, 3/23/2029 (a)	1,733,000	1,667,337
3.95%, 3/15/2027	701,000	685,410
4.50%, 4/1/2025	1,611,000	1,599,111
4.88%, 4/1/2030 (a)	1,008,000	1,020,570
5.70%, 3/13/2026 (a)	1,054,000	1,054,833
5.75%, 3/1/2028	1,260,000	1,310,085
5.75%, 12/1/2028	1,645,000	1,720,012
IQVIA, Inc.:
5.70%, 5/15/2028 (e)	1,898,000	1,936,700
6.25%, 2/1/2029 (e)	1,511,000	1,577,907
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,553,000	1,486,159
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	1,435,000	1,325,639
2.70%, 6/1/2031	1,473,000	1,271,567
2.95%, 12/1/2029	1,459,000	1,314,471
3.60%, 2/1/2025	1,726,000	1,696,744
3.60%, 9/1/2027	100,000	96,531
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	1,153,000	779,290
OhioHealth Corp. 2.30%, 11/15/2031	800,000	669,608
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	1,209,000	1,119,449
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	112,000	91,031
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	863,000	753,839
Series H, 2.75%, 10/1/2026	394,000	370,439
5.40%, 10/1/2033	1,147,000	1,168,552
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	1,208,000	1,054,862
2.95%, 6/30/2030	1,372,000	1,228,050
3.45%, 6/1/2026	1,514,000	1,472,153
3.50%, 3/30/2025 (a)	530,000	518,753
4.20%, 6/30/2029	25,000	24,527
6.40%, 11/30/2033 (a)	1,512,000	1,679,545
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	548,000	522,677
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,273,000	1,233,193
4.89%, 6/1/2028	1,009,000	1,012,723
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,209,000	1,109,076
Security Description	Principal Amount	Value
Sutter Health:
Series 20A, 1.32%, 8/15/2025	$ 852,000	$ 796,518
Series 20A, 2.29%, 8/15/2030	1,092,000	931,596
Series 2018, 3.70%, 8/15/2028 (a)	565,000	541,270
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (a)	1,407,000	1,303,600
1.25%, 1/15/2026	1,538,000	1,440,706
2.00%, 5/15/2030	1,340,000	1,158,604
2.30%, 5/15/2031	2,044,000	1,769,164
2.88%, 8/15/2029	1,478,000	1,372,914
2.95%, 10/15/2027	1,389,000	1,320,425
3.10%, 3/15/2026	1,471,000	1,428,885
3.38%, 4/15/2027	1,274,000	1,233,907
3.45%, 1/15/2027 (a)	1,403,000	1,372,120
3.70%, 12/15/2025 (a)	1,445,000	1,421,721
3.70%, 5/15/2027	1,637,000	1,603,802
3.75%, 7/15/2025	2,408,000	2,373,975
3.85%, 6/15/2028	802,000	785,920
3.88%, 12/15/2028	1,588,000	1,555,891
4.00%, 5/15/2029	1,317,000	1,297,429
4.20%, 5/15/2032	1,630,000	1,593,928
4.25%, 1/15/2029	1,769,000	1,765,214
4.50%, 4/15/2033	1,970,000	1,954,989
5.15%, 10/15/2025 (a)	3,538,000	3,579,678
5.25%, 2/15/2028 (a)	1,131,000	1,169,895
5.30%, 2/15/2030 (a)	1,719,000	1,798,538
5.35%, 2/15/2033	3,004,000	3,177,301
Universal Health Services, Inc.:
1.65%, 9/1/2026	1,722,000	1,566,469
2.65%, 10/15/2030	1,639,000	1,387,610
2.65%, 1/15/2032	1,239,000	1,016,129
UPMC:
Series 2021, 1.80%, 4/15/2026	100,000	92,671
Series D-1, 3.60%, 4/3/2025	810,000	790,649
5.04%, 5/15/2033 (a)	1,496,000	1,519,233
		174,700,961
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026 (a)	1,562,000	1,424,325
2.60%, 10/15/2025	812,000	778,684
Lennar Corp.:
4.75%, 5/30/2025	1,137,000	1,130,371
4.75%, 11/29/2027	240,000	240,022
5.00%, 6/15/2027	1,565,000	1,571,730
5.25%, 6/1/2026	1,089,000	1,093,421
MDC Holdings, Inc.:
2.50%, 1/15/2031	1,673,000	1,372,211
3.85%, 1/15/2030	1,684,000	1,544,346

See accompanying notes to financial statements.
142

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
NVR, Inc. 3.00%, 5/15/2030	$ 1,482,000	$ 1,320,551
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	1,592,000	1,600,915
5.50%, 3/1/2026	1,622,000	1,643,524
6.38%, 5/15/2033	902,000	986,346
7.88%, 6/15/2032	480,000	564,029
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	1,095,000	1,025,632
4.88%, 11/15/2025	539,000	535,071
4.88%, 3/15/2027	1,432,000	1,425,527
		18,256,705
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	1,351,000	1,330,262
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	1,446,000	1,365,472
4.40%, 3/15/2029 (a)	1,571,000	1,522,551
Whirlpool Corp.:
2.40%, 5/15/2031	1,587,000	1,330,747
3.70%, 5/1/2025	465,000	454,598
4.70%, 5/14/2032 (a)	1,663,000	1,614,224
5.50%, 3/1/2033 (a)	251,000	256,203
		7,874,057
HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	647,000	633,284
3.10%, 8/15/2027	100,000	96,533
3.25%, 8/15/2032	1,551,000	1,440,708
4.60%, 3/1/2033 (a)	125,000	129,972
4.80%, 3/2/2026	1,419,000	1,437,291
Conopco, Inc. Series E, 7.25%, 12/15/2026	1,635,000	1,753,145
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	1,694,000	1,418,793
2.38%, 12/1/2029	1,613,000	1,436,506
2.60%, 4/15/2030	1,643,000	1,455,780
3.15%, 3/15/2027	1,275,000	1,221,667
4.38%, 5/15/2028 (a)	1,377,000	1,376,036
4.65%, 5/15/2033	10,000	10,059
Haleon U.K. Capital PLC 3.13%, 3/24/2025	2,749,000	2,684,344
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	2,695,000	2,593,587
3.38%, 3/24/2029 (a)	2,263,000	2,141,341
3.63%, 3/24/2032	2,759,000	2,547,164
Procter & Gamble Co.:
0.55%, 10/29/2025	704,000	657,888
1.00%, 4/23/2026 (a)	748,000	694,368
1.20%, 10/29/2030 (a)	2,345,000	1,941,097
1.90%, 2/1/2027	466,000	434,811
1.95%, 4/23/2031 (a)	3,531,000	3,057,422
Security Description	Principal Amount	Value
2.30%, 2/1/2032 (a)	$ 3,183,000	$ 2,811,576
2.45%, 11/3/2026 (a)	805,000	768,968
2.70%, 2/2/2026 (a)	1,863,000	1,800,850
2.80%, 3/25/2027	1,586,000	1,519,198
2.85%, 8/11/2027	1,441,000	1,380,276
3.00%, 3/25/2030	551,000	516,023
3.95%, 1/26/2028 (a)	1,041,000	1,039,574
4.10%, 1/26/2026 (a)	1,157,000	1,153,714
Unilever Capital Corp.:
1.38%, 9/14/2030	1,655,000	1,372,856
1.75%, 8/12/2031	1,596,000	1,326,755
2.00%, 7/28/2026 (a)	2,193,000	2,066,201
2.13%, 9/6/2029	1,554,000	1,386,323
2.90%, 5/5/2027	1,262,000	1,204,882
3.10%, 7/30/2025 (a)	504,000	494,852
3.38%, 3/22/2025	477,000	469,044
3.50%, 3/22/2028	1,144,000	1,109,623
5.90%, 11/15/2032	125,000	139,327
		49,721,838
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030	665,000	588,046
4.88%, 12/6/2028	340,000	344,311
5.75%, 3/15/2033	1,495,000	1,582,532
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	1,591,000	1,350,950
3.15%, 8/1/2027 (a)	1,602,000	1,534,187
Clorox Co.:
1.80%, 5/15/2030	4,202,000	3,508,838
3.10%, 10/1/2027 (a)	1,159,000	1,095,441
3.90%, 5/15/2028 (a)	50,000	48,465
4.60%, 5/1/2032 (a)	1,577,000	1,571,591
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,000	893
2.00%, 11/2/2031	131,000	110,812
2.75%, 2/15/2026	1,653,000	1,597,790
3.05%, 8/15/2025	1,044,000	1,017,409
3.10%, 3/26/2030	1,101,000	1,027,277
3.20%, 4/25/2029 (a)	1,617,000	1,532,948
3.95%, 11/1/2028	1,319,000	1,300,758
		18,212,248
INSURANCE — 2.5%
ACE Capital Trust II 9.70%, 4/1/2030	1,574,000	1,857,619
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (b)	733,000	698,146
Aflac, Inc.:
1.13%, 3/15/2026 (a)	1,413,000	1,304,227
2.88%, 10/15/2026	1,201,000	1,142,031
3.60%, 4/1/2030	500,000	472,495
Alleghany Corp. 3.63%, 5/15/2030	1,061,000	1,003,600

See accompanying notes to financial statements.
143

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	$ 1,611,000	$ 1,569,903
Allstate Corp.:
0.75%, 12/15/2025	1,400,000	1,291,192
1.45%, 12/15/2030 (a)	1,287,000	1,041,041
3.28%, 12/15/2026	635,000	613,454
5.25%, 3/30/2033 (a)	1,518,000	1,550,713
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,496,000	1,435,517
American Financial Group, Inc. 5.25%, 4/2/2030	466,000	467,240
American International Group, Inc.:
3.40%, 6/30/2030 (a)	1,483,000	1,364,434
4.20%, 4/1/2028	250,000	244,362
5.13%, 3/27/2033 (a)	921,000	934,751
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (a) (b)	759,000	750,264
Aon Corp.:
2.80%, 5/15/2030	1,477,500	1,310,528
3.75%, 5/2/2029 (a)	1,540,000	1,473,595
4.50%, 12/15/2028	51,000	50,400
8.21%, 1/1/2027	825,000	880,456
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	1,577,000	1,288,267
2.60%, 12/2/2031	493,000	417,527
2.85%, 5/28/2027 (a)	1,017,000	960,872
5.00%, 9/12/2032	1,544,000	1,546,038
5.35%, 2/28/2033 (a)	1,084,000	1,113,582
Aon Global Ltd. 3.88%, 12/15/2025	1,541,000	1,508,916
Arch Capital Finance LLC 4.01%, 12/15/2026	613,000	595,438
Arthur J Gallagher & Co.:
2.40%, 11/9/2031 (a)	1,169,000	965,547
5.50%, 3/2/2033 (a)	898,000	914,649
Assurant, Inc.:
2.65%, 1/15/2032 (a)	359,000	290,786
3.70%, 2/22/2030	1,600,000	1,441,248
4.90%, 3/27/2028	606,000	599,752
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	200,000	176,794
6.13%, 9/15/2028	646,000	677,299
Athene Holding Ltd.:
3.50%, 1/15/2031 (a)	647,000	569,852
4.13%, 1/12/2028 (a)	1,142,000	1,092,106
5.88%, 1/15/2034	2,000,000	2,019,620
6.15%, 4/3/2030	1,106,000	1,142,741
6.65%, 2/1/2033 (a)	1,086,000	1,152,843
Security Description	Principal Amount	Value
AXA SA 8.60%, 12/15/2030	$ 1,575,000	$ 1,894,993
AXIS Specialty Finance LLC:
3.90%, 7/15/2029 (a)	794,000	751,910
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (b)	1,121,000	932,739
AXIS Specialty Finance PLC 4.00%, 12/6/2027	510,000	488,585
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	2,365,000	1,993,553
1.85%, 3/12/2030 (a)	1,338,000	1,165,358
2.30%, 3/15/2027 (a)	1,247,000	1,179,338
2.88%, 3/15/2032	1,644,000	1,483,020
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	1,744,000	1,695,273
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	1,584,000	1,498,052
5.63%, 5/15/2030 (a)	1,598,000	1,618,982
Brown & Brown, Inc.:
2.38%, 3/15/2031	898,000	736,926
4.20%, 3/17/2032	1,548,000	1,416,900
4.50%, 3/15/2029	907,000	883,808
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	1,498,000	1,234,562
3.15%, 3/15/2025	1,252,000	1,224,819
3.35%, 5/3/2026	1,593,000	1,550,339
Cincinnati Financial Corp. 6.92%, 5/15/2028	467,000	500,498
CNA Financial Corp.:
2.05%, 8/15/2030	464,000	386,600
3.45%, 8/15/2027 (a)	709,000	677,988
3.90%, 5/1/2029	125,000	119,720
4.50%, 3/1/2026 (a)	1,037,000	1,025,997
CNO Financial Group, Inc.:
5.25%, 5/30/2025	1,274,000	1,266,114
5.25%, 5/30/2029	1,285,000	1,271,777
Corebridge Financial, Inc.:
3.50%, 4/4/2025	1,772,000	1,728,710
3.65%, 4/5/2027	852,000	820,493
3.85%, 4/5/2029	1,225,000	1,156,339
3.90%, 4/5/2032	1,902,000	1,723,003
5.75%, 1/15/2034	1,775,000	1,816,357
6.05%, 9/15/2033 (e)	1,417,000	1,479,235
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (b)	590,000	588,230
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (a) (b)	500,000	424,810
Enstar Group Ltd.:
3.10%, 9/1/2031	1,826,000	1,490,546
4.95%, 6/1/2029	800,000	780,720
Equitable Holdings, Inc.:
4.35%, 4/20/2028	1,952,000	1,887,350
5.59%, 1/11/2033 (a)	1,598,000	1,644,438
7.00%, 4/1/2028	987,000	1,052,695

See accompanying notes to financial statements.
144

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	$ 1,630,000	$ 1,681,198
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (a)	489,000	430,173
4.63%, 4/29/2030	1,032,000	992,351
4.85%, 4/17/2028	469,000	462,204
5.63%, 8/16/2032	922,000	922,885
6.00%, 12/7/2033 (e)	2,800,000	2,875,208
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,584,000	1,313,389
3.40%, 6/15/2030 (a)	964,000	864,737
4.50%, 8/15/2028	468,000	455,823
First American Financial Corp.:
2.40%, 8/15/2031	1,231,000	972,847
4.00%, 5/15/2030	869,000	784,872
Globe Life, Inc.:
2.15%, 8/15/2030	759,000	635,845
4.55%, 9/15/2028	1,643,000	1,629,544
4.80%, 6/15/2032 (a)	625,000	607,487
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	1,312,000	1,078,162
4.50%, 4/15/2026	516,000	506,691
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	670,000	608,970
Horace Mann Educators Corp. 7.25%, 9/15/2028 (a)	1,391,000	1,478,605
Jackson Financial, Inc.:
3.13%, 11/23/2031 (a)	1,672,000	1,404,045
5.67%, 6/8/2032 (a)	1,540,000	1,564,686
Kemper Corp.:
2.40%, 9/30/2030	1,545,000	1,208,020
3.80%, 2/23/2032	564,000	476,642
4.35%, 2/15/2025 (a)	771,000	754,524
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	1,078,000	952,618
3.35%, 3/9/2025 (a)	430,000	419,091
3.40%, 1/15/2031 (a)	1,628,000	1,458,428
3.40%, 3/1/2032	859,000	735,407
3.63%, 12/12/2026 (a)	463,000	449,777
Loews Corp.:
3.20%, 5/15/2030	889,000	814,413
3.75%, 4/1/2026 (a)	1,334,000	1,300,343
Manulife Financial Corp.:
2.48%, 5/19/2027	1,359,000	1,260,704
3.70%, 3/16/2032 (a)	754,000	707,327
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (a) (b)	1,676,000	1,584,692
4.15%, 3/4/2026	1,036,000	1,023,620
Markel Group, Inc.:
3.35%, 9/17/2029	1,657,000	1,518,740
Security Description	Principal Amount	Value
3.50%, 11/1/2027	$ 921,000	$ 876,884
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,301,000	1,123,947
2.38%, 12/15/2031 (a)	469,000	399,583
3.50%, 3/10/2025	1,584,000	1,555,805
3.75%, 3/14/2026 (a)	1,163,000	1,140,822
4.38%, 3/15/2029	1,898,000	1,890,199
5.40%, 9/15/2033	1,318,000	1,391,215
5.75%, 11/1/2032	1,713,000	1,845,483
5.88%, 8/1/2033	1,342,000	1,465,370
Mercury General Corp. 4.40%, 3/15/2027	1,576,000	1,508,327
MetLife, Inc.:
3.00%, 3/1/2025 (a)	908,000	887,997
3.60%, 11/13/2025	1,499,000	1,474,776
4.55%, 3/23/2030 (a)	1,441,000	1,450,698
5.38%, 7/15/2033 (a)	1,486,000	1,550,165
6.50%, 12/15/2032 (a)	1,364,000	1,548,931
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	16,156
Old Republic International Corp. 3.88%, 8/26/2026	1,631,000	1,571,338
PartnerRe Finance B LLC:
3.70%, 7/2/2029	1,504,000	1,422,919
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (b)	541,000	465,687
Primerica, Inc. 2.80%, 11/19/2031	467,000	395,101
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,467,000	1,239,395
3.10%, 11/15/2026	877,000	836,351
3.40%, 5/15/2025 (a)	485,000	473,908
3.70%, 5/15/2029	1,217,000	1,147,814
Progressive Corp.:
2.45%, 1/15/2027 (a)	524,000	491,963
2.50%, 3/15/2027	467,000	438,364
3.00%, 3/15/2032	160,000	142,803
3.20%, 3/26/2030	1,644,000	1,521,654
4.00%, 3/1/2029	1,266,000	1,248,985
6.63%, 3/1/2029	1,826,000	2,001,241
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (b)	3,567,000	3,089,878
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	1,567,000	1,463,970
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (b)	1,389,000	1,304,868
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (a) (b)	1,612,000	1,592,801
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (b)	1,135,000	1,103,935

See accompanying notes to financial statements.
145

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (b)	$ 2,635,000	$ 2,627,490
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (b)	3,517,000	3,672,311
Prudential Funding Asia PLC:
3.13%, 4/14/2030	1,455,000	1,307,914
3.63%, 3/24/2032	536,000	482,046
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	627,000	563,435
3.90%, 5/15/2029	529,000	504,084
3.95%, 9/15/2026	90,000	87,215
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	433,000	408,639
3.70%, 4/1/2025	1,667,000	1,627,542
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	1,233,000	1,144,569
5.75%, 6/5/2033	1,490,000	1,506,688
Stewart Information Services Corp. 3.60%, 11/15/2031	1,346,000	1,048,076
Travelers Property Casualty Corp. 6.38%, 3/15/2033	1,086,000	1,242,297
Trinity Acquisition PLC 4.40%, 3/15/2026	1,580,000	1,560,724
Unum Group 4.00%, 6/15/2029	662,000	627,960
Willis North America, Inc.:
2.95%, 9/15/2029 (a)	1,220,000	1,093,889
4.50%, 9/15/2028	1,052,000	1,025,479
4.65%, 6/15/2027	1,273,000	1,261,479
5.35%, 5/15/2033	1,733,000	1,751,682
		185,077,542
INTERNET — 1.7%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	3,389,000	2,806,533
3.40%, 12/6/2027	3,794,000	3,596,788
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	995,000	933,977
0.80%, 8/15/2027 (a)	703,000	628,475
1.10%, 8/15/2030	3,848,000	3,191,608
2.00%, 8/15/2026	2,352,000	2,221,158
Amazon.com, Inc.:
0.80%, 6/3/2025 (a)	1,348,000	1,277,580
1.00%, 5/12/2026 (a)	3,525,000	3,257,382
1.20%, 6/3/2027	2,353,000	2,122,147
1.50%, 6/3/2030 (a)	3,278,000	2,776,925
1.65%, 5/12/2028	3,344,000	3,010,871
2.10%, 5/12/2031	5,189,000	4,475,512
3.15%, 8/22/2027	7,754,000	7,451,671
3.30%, 4/13/2027	2,914,000	2,829,815
3.45%, 4/13/2029 (a)	3,270,000	3,168,172
3.60%, 4/13/2032 (a)	3,285,000	3,127,090
4.55%, 12/1/2027 (a)	2,814,000	2,855,366
Security Description	Principal Amount	Value
4.60%, 12/1/2025 (a)	$ 3,358,000	$ 3,370,089
4.65%, 12/1/2029 (a)	2,153,000	2,208,483
4.70%, 12/1/2032	3,146,000	3,232,200
5.20%, 12/3/2025	1,583,000	1,602,297
Baidu, Inc.:
1.63%, 2/23/2027	648,000	586,602
1.72%, 4/9/2026 (a)	1,629,000	1,511,875
2.38%, 10/9/2030 (a)	1,552,000	1,308,895
2.38%, 8/23/2031 (a)	782,000	645,940
3.08%, 4/7/2025 (a)	1,732,000	1,685,911
3.43%, 4/7/2030	1,641,000	1,492,227
3.63%, 7/6/2027	1,550,000	1,486,434
4.13%, 6/30/2025	1,378,000	1,355,470
4.38%, 3/29/2028 (a)	1,690,000	1,658,904
4.88%, 11/14/2028	1,679,000	1,679,772
Booking Holdings, Inc.:
3.55%, 3/15/2028 (a)	1,080,000	1,042,513
3.60%, 6/1/2026	1,666,000	1,634,013
3.65%, 3/15/2025 (a)	834,000	821,315
4.63%, 4/13/2030	1,341,000	1,350,843
eBay, Inc.:
1.40%, 5/10/2026 (a)	952,000	881,971
1.90%, 3/11/2025	1,066,000	1,025,172
2.60%, 5/10/2031	1,500,000	1,307,655
2.70%, 3/11/2030	37,000	32,960
3.60%, 6/5/2027	1,538,000	1,488,276
5.90%, 11/22/2025 (a)	1,628,000	1,655,953
6.30%, 11/22/2032	1,496,000	1,648,233
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	1,213,000	1,071,164
3.25%, 2/15/2030 (a)	1,340,000	1,228,860
3.80%, 2/15/2028 (a)	1,374,000	1,323,052
4.63%, 8/1/2027	1,126,000	1,122,937
5.00%, 2/15/2026	1,415,000	1,415,340
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,197,000	1,083,261
3.88%, 4/29/2026	1,450,000	1,412,503
Meta Platforms, Inc.:
3.50%, 8/15/2027	3,912,000	3,807,628
3.85%, 8/15/2032	4,205,000	3,998,913
4.60%, 5/15/2028	2,340,000	2,376,130
4.80%, 5/15/2030 (a)	2,651,000	2,716,374
4.95%, 5/15/2033 (a)	2,345,000	2,419,688
Netflix, Inc.:
4.38%, 11/15/2026	1,014,000	1,009,183
4.88%, 4/15/2028 (a)	2,051,000	2,076,043
5.88%, 2/15/2025	1,671,000	1,684,084
5.88%, 11/15/2028 (a)	4,521,000	4,775,804
6.38%, 5/15/2029	2,994,000	3,258,670
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	255,766
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	860,000	807,617
2.00%, 9/3/2030	1,655,000	1,341,692

See accompanying notes to financial statements.
146

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
VeriSign, Inc.:
2.70%, 6/15/2031 (a)	$ 1,588,000	$ 1,362,583
4.75%, 7/15/2027	661,000	654,773
5.25%, 4/1/2025	1,352,000	1,351,730
Weibo Corp. 3.38%, 7/8/2030 (a)	3,275,000	2,815,550
		131,814,418
INVESTMENT COMPANY SECURITY — 0.8%
ARES Capital Corp.:
2.15%, 7/15/2026	1,322,000	1,204,646
2.88%, 6/15/2027 (a)	1,397,000	1,277,291
2.88%, 6/15/2028 (a)	1,516,000	1,343,282
3.20%, 11/15/2031	1,361,000	1,139,062
3.25%, 7/15/2025	1,335,000	1,278,943
3.88%, 1/15/2026	1,638,000	1,574,544
4.25%, 3/1/2025	670,000	654,242
7.00%, 1/15/2027 (a)	1,646,000	1,694,541
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,264,000	1,141,417
2.95%, 3/10/2026	595,000	553,701
Barings BDC, Inc. 3.30%, 11/23/2026	1,294,000	1,180,969
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	817,000	764,312
Blackstone Private Credit Fund:
2.63%, 12/15/2026	1,652,000	1,496,910
2.70%, 1/15/2025	1,037,000	1,001,068
3.25%, 3/15/2027	1,006,000	922,069
4.00%, 1/15/2029 (a)	1,351,000	1,231,774
4.70%, 3/24/2025	1,035,000	1,017,001
7.05%, 9/29/2025	1,232,000	1,254,459
7.30%, 11/27/2028 (e)	1,594,000	1,652,117
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	576,000	510,613
2.75%, 9/16/2026	1,047,000	959,042
2.85%, 9/30/2028	1,150,000	996,970
3.63%, 1/15/2026 (a)	1,617,000	1,543,831
Blue Owl Capital Corp.:
2.63%, 1/15/2027	529,000	476,777
2.88%, 6/11/2028 (a)	1,358,000	1,192,854
3.40%, 7/15/2026	1,741,000	1,618,852
3.75%, 7/22/2025	1,564,000	1,499,063
4.00%, 3/30/2025 (a)	490,000	476,192
4.25%, 1/15/2026	847,000	818,617
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (a) (e)	1,071,000	1,104,158
Blue Owl Capital Corp. III 3.13%, 4/13/2027	443,000	392,976
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	562,000	513,011
4.70%, 2/8/2027	800,000	756,584
5.50%, 3/21/2025	1,605,000	1,581,663
Security Description	Principal Amount	Value
7.75%, 9/16/2027 (a)	$ 749,000	$ 773,889
7.75%, 1/15/2029 (e)	1,622,000	1,669,687
7.95%, 6/13/2028 (e)	1,434,000	1,483,172
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	1,538,000	1,343,397
FS KKR Capital Corp.:
2.63%, 1/15/2027	1,533,000	1,375,009
3.13%, 10/12/2028	1,627,000	1,418,142
3.25%, 7/15/2027	1,103,000	1,003,498
3.40%, 1/15/2026	1,516,000	1,435,000
7.88%, 1/15/2029	1,256,000	1,332,151
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	474,000	450,319
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	859,000	755,499
2.50%, 8/24/2026 (a)	1,151,000	1,043,842
7.05%, 12/5/2028 (a)	1,500,000	1,576,725
Main Street Capital Corp. 3.00%, 7/14/2026	782,000	713,466
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	560,000	540,042
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	691,000	618,217
3.50%, 2/25/2025	542,000	522,504
7.10%, 2/15/2029 (a)	796,000	820,222
Oaktree Strategic Credit Fund 8.40%, 11/14/2028 (a) (e)	747,000	788,645
Prospect Capital Corp.:
3.36%, 11/15/2026	1,560,000	1,403,142
3.44%, 10/15/2028 (a)	1,061,000	891,611
3.71%, 1/22/2026 (a)	1,014,000	951,213
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	836,000	763,903
6.95%, 8/14/2028	881,000	908,848
		61,405,694
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029	125,000	121,895
4.55%, 3/11/2026	1,332,000	1,312,167
6.55%, 11/29/2027 (a)	1,566,000	1,643,956
6.80%, 11/29/2032 (a)	2,194,000	2,373,425
Nucor Corp.:
2.00%, 6/1/2025	1,015,000	974,887
2.70%, 6/1/2030 (a)	1,308,000	1,184,643
3.95%, 5/23/2025 (a)	1,422,000	1,399,262
3.95%, 5/1/2028	1,267,000	1,237,416
4.30%, 5/23/2027	1,282,000	1,268,731
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	1,539,000	1,440,227

See accompanying notes to financial statements.
147

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Steel Dynamics, Inc.:
1.65%, 10/15/2027	$ 225,000	$ 200,466
2.40%, 6/15/2025	1,193,000	1,142,739
3.25%, 1/15/2031 (a)	734,000	666,083
3.45%, 4/15/2030	1,456,000	1,344,368
5.00%, 12/15/2026	1,190,000	1,194,915
Vale Overseas Ltd.:
3.75%, 7/8/2030	2,327,000	2,135,418
6.25%, 8/10/2026	926,000	948,168
		20,588,766
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028	1,657,000	1,652,808
4.15%, 5/10/2030 (a)	1,541,000	1,548,135
4.30%, 5/10/2033 (a)	3,594,000	3,647,407
4.42%, 5/8/2026 (a)	1,116,000	1,116,792
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	609,000	643,268
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	1,335,000	1,366,186
		9,974,596
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031	979,000	790,190
4.40%, 9/15/2032 (a)	1,562,000	1,423,076
Harley-Davidson, Inc. 3.50%, 7/28/2025	1,488,000	1,444,937
Polaris, Inc. 6.95%, 3/15/2029 (a)	1,737,000	1,845,458
		5,503,661
LODGING — 0.5%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,357,000	1,202,478
3.70%, 1/15/2031	1,068,000	920,381
Hyatt Hotels Corp.:
4.38%, 9/15/2028	1,039,000	1,008,952
4.85%, 3/15/2026	1,462,000	1,450,202
5.38%, 4/23/2025	1,642,000	1,643,396
5.75%, 4/23/2030 (a)	1,347,000	1,394,697
Marriott International, Inc.:
Series HH, 2.85%, 4/15/2031	1,727,000	1,497,896
Series R, 3.13%, 6/15/2026	972,000	933,383
Series GG, 3.50%, 10/15/2032	11,000	9,808
3.75%, 3/15/2025	1,910,000	1,877,205
3.75%, 10/1/2025	815,000	795,774
Series X, 4.00%, 4/15/2028	1,454,000	1,407,792
Series FF, 4.63%, 6/15/2030	1,705,000	1,676,407
Security Description	Principal Amount	Value
Series AA, 4.65%, 12/1/2028	$ 1,675,000	$ 1,667,580
4.90%, 4/15/2029	1,729,000	1,740,118
5.00%, 10/15/2027	426,000	431,329
5.45%, 9/15/2026 (a)	602,000	612,511
5.55%, 10/15/2028 (a)	1,513,000	1,560,402
Series EE, 5.75%, 5/1/2025	2,118,000	2,131,280
Sands China Ltd.:
3.10%, 3/8/2029	1,888,000	1,638,576
3.50%, 8/8/2031 (a)	4,462,000	3,716,400
4.30%, 1/8/2026	50,000	48,035
4.63%, 6/18/2030 (a)	536,000	488,269
5.38%, 8/8/2025	200,000	197,036
5.65%, 8/8/2028 (a)	4,398,000	4,337,704
		34,387,611
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 3.80%, 4/3/2028	470,000	461,273
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	1,635,000	1,527,106
0.90%, 3/2/2026	1,411,000	1,308,082
Series MTN, 1.10%, 9/14/2027 (a)	1,625,000	1,452,961
Series MTN, 1.15%, 9/14/2026	976,000	896,222
Series MTN, 1.45%, 5/15/2025	1,629,000	1,557,748
Series MTN, 1.70%, 1/8/2027	1,705,000	1,576,665
2.40%, 8/9/2026	986,000	935,921
Series MTN, 3.40%, 5/13/2025 (a)	1,594,000	1,567,221
Series MTN, 3.60%, 8/12/2027 (a)	1,032,000	1,008,264
Series MTN, 3.65%, 8/12/2025	684,000	673,070
Series DMTN, 4.35%, 5/15/2026	1,516,000	1,512,907
4.80%, 1/6/2026	1,149,000	1,156,848
Series MTN, 4.90%, 1/17/2025	1,150,000	1,150,345
5.15%, 8/11/2025 (a)	1,693,000	1,705,596
Series MTN, 5.40%, 3/10/2025	1,143,000	1,152,235
Caterpillar, Inc.:
1.90%, 3/12/2031	8,000	6,886
2.60%, 9/19/2029	1,171,000	1,077,777
2.60%, 4/9/2030	3,895,000	3,544,099
Oshkosh Corp.:
3.10%, 3/1/2030	1,679,000	1,511,805
4.60%, 5/15/2028	1,467,000	1,446,315
		27,229,346

See accompanying notes to financial statements.
148

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	$ 795,000	$ 745,797
3.95%, 5/23/2025	1,710,000	1,679,853
4.55%, 4/10/2028 (a)	1,667,000	1,644,979
5.45%, 10/14/2025	1,434,000	1,442,188
5.50%, 1/12/2029	2,761,000	2,846,619
Deere & Co.:
2.75%, 4/15/2025	175,000	170,686
3.10%, 4/15/2030	1,240,000	1,150,534
5.38%, 10/16/2029 (a)	1,634,000	1,727,775
7.13%, 3/3/2031	785,000	916,786
Dover Corp.:
2.95%, 11/4/2029	475,000	429,946
3.15%, 11/15/2025	1,259,000	1,218,259
Flowserve Corp.:
2.80%, 1/15/2032	1,676,000	1,388,197
3.50%, 10/1/2030	1,624,000	1,442,307
IDEX Corp.:
2.63%, 6/15/2031	1,184,000	1,009,609
3.00%, 5/1/2030	1,535,000	1,367,915
Ingersoll Rand, Inc.:
5.40%, 8/14/2028	980,000	1,010,027
5.70%, 8/14/2033	1,596,000	1,688,632
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	1,193,000	1,106,281
Series MTN, 1.05%, 6/17/2026 (a)	979,000	901,874
Series MTN, 1.25%, 1/10/2025	465,000	448,516
Series MTN, 1.30%, 10/13/2026	1,367,000	1,257,189
1.45%, 1/15/2031 (a)	1,467,000	1,206,783
Series MTN, 1.50%, 3/6/2028 (a)	1,672,000	1,492,410
Series MTN, 1.70%, 1/11/2027	1,184,000	1,093,365
Series MTN, 1.75%, 3/9/2027	1,065,000	980,737
Series MTN, 2.00%, 6/17/2031	851,000	721,793
Series MTN, 2.05%, 1/9/2025	467,000	454,073
Series MTN, 2.13%, 3/7/2025	1,503,000	1,456,602
Series MTN, 2.25%, 9/14/2026 (a)	810,000	765,669
Series MTN, 2.35%, 3/8/2027	359,000	337,625
Series MTN, 2.45%, 1/9/2030 (a)	1,576,000	1,421,757
Series MTN, 2.65%, 6/10/2026	531,000	508,353
Series MTN, 2.80%, 7/18/2029	1,673,000	1,551,323
Security Description	Principal Amount	Value
Series MTN, 3.05%, 1/6/2028	$ 500,000	$ 475,910
Series MTN, 3.35%, 4/18/2029 (a)	1,218,000	1,167,356
Series MTN, 3.40%, 6/6/2025 (a)	1,489,000	1,465,235
Series MTN, 3.40%, 9/11/2025	1,268,000	1,243,008
Series MTN, 3.45%, 3/13/2025	1,100,000	1,083,291
Series MTN, 3.45%, 3/7/2029 (a)	1,613,000	1,547,109
Series MTN, 3.90%, 6/7/2032	271,000	261,347
Series MTN, 4.05%, 9/8/2025 (a)	749,000	742,409
Series MTN, 4.15%, 9/15/2027	1,501,000	1,491,379
Series MTN, 4.35%, 9/15/2032	314,000	313,020
Series MTN, 4.70%, 6/10/2030	2,574,000	2,613,768
Series MTN, 4.75%, 6/8/2026	1,488,000	1,498,639
Series MTN, 4.75%, 1/20/2028	1,487,000	1,511,521
Series MTN, 4.80%, 1/9/2026	3,189,000	3,206,380
Series MTN, 4.85%, 10/11/2029	823,000	847,114
Series MTN, 4.90%, 3/3/2028 (a)	1,453,000	1,479,939
Series MTN, 4.95%, 6/6/2025 (a)	1,400,000	1,405,740
Series MTN, 4.95%, 7/14/2028	1,850,000	1,896,083
Series FXD, 5.05%, 3/3/2026 (a)	556,000	564,323
Series I, 5.15%, 9/8/2033	1,651,000	1,738,503
Series MTN, 5.15%, 3/3/2025	819,000	823,693
Series MTN, 5.15%, 9/8/2026 (a)	1,745,000	1,777,597
5.30%, 9/8/2025 (a)	1,373,000	1,391,481
Nordson Corp.:
5.60%, 9/15/2028	1,691,000	1,756,340
5.80%, 9/15/2033	1,491,000	1,584,486
nVent Finance SARL:
2.75%, 11/15/2031	1,691,000	1,388,159
4.55%, 4/15/2028	1,550,000	1,506,398
5.65%, 5/15/2033	1,447,000	1,465,985
Otis Worldwide Corp.:
2.06%, 4/5/2025	2,367,000	2,277,504
2.29%, 4/5/2027	810,000	754,815
2.57%, 2/15/2030	1,149,000	1,023,001
5.25%, 8/16/2028	1,504,000	1,548,443

See accompanying notes to financial statements.
149

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Rockwell Automation, Inc.:
1.75%, 8/15/2031	$ 140,000	$ 115,657
2.88%, 3/1/2025	780,000	762,302
3.50%, 3/1/2029 (a)	1,680,000	1,628,474
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	1,372,000	1,327,698
3.45%, 11/15/2026	1,601,000	1,531,292
4.70%, 9/15/2028	1,277,000	1,263,093
Xylem, Inc.:
1.95%, 1/30/2028	647,000	585,477
2.25%, 1/30/2031 (a)	1,567,000	1,343,154
3.25%, 11/1/2026	1,503,000	1,448,366
		91,439,948
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	4,147,000	3,600,301
2.30%, 2/1/2032	1,259,000	1,002,491
2.80%, 4/1/2031	7,635,000	6,444,245
3.75%, 2/15/2028	1,504,000	1,420,994
4.20%, 3/15/2028	1,543,000	1,482,730
4.40%, 4/1/2033	642,000	594,197
4.91%, 7/23/2025	5,953,000	5,897,459
5.05%, 3/30/2029	1,929,000	1,910,038
6.15%, 11/10/2026	1,614,000	1,650,896
Comcast Corp.:
1.50%, 2/15/2031	2,448,000	1,995,561
1.95%, 1/15/2031	1,994,000	1,681,999
2.35%, 1/15/2027	3,669,000	3,447,392
2.65%, 2/1/2030	2,153,000	1,937,162
3.15%, 3/1/2026	3,465,000	3,363,891
3.15%, 2/15/2028	4,763,000	4,541,711
3.30%, 2/1/2027	1,207,000	1,165,190
3.30%, 4/1/2027	1,520,000	1,463,289
3.38%, 8/15/2025	2,216,000	2,165,874
3.40%, 4/1/2030	1,655,000	1,549,759
3.55%, 5/1/2028	4,317,000	4,167,459
3.95%, 10/15/2025	3,310,000	3,267,334
4.15%, 10/15/2028	6,567,000	6,476,113
4.25%, 10/15/2030 (a)	3,357,000	3,308,021
4.25%, 1/15/2033	1,738,000	1,688,206
4.55%, 1/15/2029	2,426,000	2,438,615
4.65%, 2/15/2033	1,438,000	1,451,373
4.80%, 5/15/2033	1,648,000	1,668,748
5.25%, 11/7/2025	1,257,000	1,271,179
5.35%, 11/15/2027	1,841,000	1,903,263
5.50%, 11/15/2032 (a)	1,447,000	1,541,012
7.05%, 3/15/2033	946,000	1,105,165
Discovery Communications LLC:
3.45%, 3/15/2025	1,177,000	1,147,010
3.63%, 5/15/2030 (a)	1,950,000	1,769,664
Security Description	Principal Amount	Value
3.95%, 6/15/2025	$ 1,000,000	$ 976,720
3.95%, 3/20/2028	2,449,000	2,332,722
4.13%, 5/15/2029	1,728,000	1,639,250
4.90%, 3/11/2026	1,550,000	1,546,373
FactSet Research Systems, Inc. 3.45%, 3/1/2032	522,000	468,902
Fox Corp.:
3.05%, 4/7/2025	1,757,000	1,710,756
3.50%, 4/8/2030 (a)	1,515,000	1,398,133
4.71%, 1/25/2029 (a)	3,002,000	2,987,380
6.50%, 10/13/2033 (a)	4,065,000	4,401,541
Grupo Televisa SAB 8.50%, 3/11/2032	1,562,000	1,828,446
Paramount Global:
2.90%, 1/15/2027	1,687,000	1,562,736
3.38%, 2/15/2028	1,589,000	1,452,314
3.70%, 6/1/2028	1,623,000	1,499,084
4.00%, 1/15/2026	1,000	974
4.20%, 6/1/2029 (a)	1,585,000	1,482,894
4.20%, 5/19/2032	1,606,000	1,435,973
4.95%, 1/15/2031 (a)	1,707,000	1,620,779
5.50%, 5/15/2033	1,767,000	1,674,692
7.88%, 7/30/2030	1,430,000	1,549,891
TCI Communications, Inc.:
7.13%, 2/15/2028	976,000	1,067,842
7.88%, 2/15/2026	850,000	902,632
Thomson Reuters Corp. 3.35%, 5/15/2026	848,000	816,327
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	2,430,000	2,825,069
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	1,623,000	1,518,933
Series MTN, 2.95%, 6/15/2027	806,000	773,486
3.00%, 2/13/2026	1,721,000	1,664,551
Series GMTN, 3.15%, 9/17/2025	3,741,000	3,643,734
Series MTN, 7.00%, 3/1/2032 (a)	1,284,000	1,501,933
Walt Disney Co.:
1.75%, 1/13/2026	1,983,000	1,876,572
2.00%, 9/1/2029	2,553,000	2,267,856
2.20%, 1/13/2028 (a)	1,526,000	1,413,137
2.65%, 1/13/2031	3,523,500	3,136,690
3.35%, 3/24/2025	5,761,000	5,655,747
3.38%, 11/15/2026	1,720,000	1,669,982
3.70%, 10/15/2025	1,453,000	1,427,936
3.70%, 3/23/2027	762,000	750,562
3.80%, 3/22/2030 (a)	1,749,000	1,699,259
6.55%, 3/15/2033 (a)	1,555,000	1,799,011
		148,499,160

See accompanying notes to financial statements.
150

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.0% (d)
Precision Castparts Corp. 3.25%, 6/15/2025	$ 1,345,000	$ 1,317,374
Timken Co.:
4.13%, 4/1/2032	1,267,000	1,167,211
4.50%, 12/15/2028 (a)	1,167,000	1,135,024
		3,619,609
MINING — 0.5%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,595,000	1,436,457
3.75%, 10/1/2030	1,557,000	1,353,173
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	2,674,000	2,701,462
4.88%, 2/27/2026	1,203,000	1,209,532
4.90%, 2/28/2033 (a)	500,000	511,585
5.10%, 9/8/2028	1,067,000	1,096,609
5.25%, 9/8/2026	2,814,000	2,877,765
5.25%, 9/8/2030	781,000	808,788
5.25%, 9/8/2033	1,247,000	1,294,598
6.42%, 3/1/2026	614,000	634,796
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,647,000	1,579,440
4.25%, 3/1/2030	1,163,000	1,092,417
4.38%, 8/1/2028	1,554,000	1,495,026
4.63%, 8/1/2030	1,660,000	1,622,816
5.00%, 9/1/2027	1,199,000	1,187,070
Kinross Gold Corp. 6.25%, 7/15/2033 (e)	1,604,000	1,681,746
Newmont Corp.:
2.25%, 10/1/2030	1,347,000	1,164,118
2.60%, 7/15/2032 (a)	2,574,000	2,201,002
2.80%, 10/1/2029	1,495,000	1,366,206
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	1,683,000	1,922,811
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	2,134,000	2,352,799
Southern Copper Corp. 3.88%, 4/23/2025	1,719,000	1,683,503
Yamana Gold, Inc. 2.63%, 8/15/2031 (a)	1,416,000	1,196,265
		34,469,984
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.00%, 2/14/2025	4,358,000	4,198,018
2.38%, 8/26/2029 (a)	1,328,000	1,175,851
2.65%, 4/15/2025	1,739,000	1,685,630
2.88%, 10/15/2027 (a)	1,591,000	1,496,972
Series MTN, 3.00%, 8/7/2025 (a)	205,000	198,788
3.05%, 4/15/2030 (a)	1,090,000	983,878
Series MTN, 3.38%, 3/1/2029 (a)	1,568,000	1,466,864
Series MTN, 3.63%, 9/14/2028 (a)	1,376,000	1,311,576
Security Description	Principal Amount	Value
Carlisle Cos., Inc.:
2.20%, 3/1/2032	$ 50,000	$ 40,549
2.75%, 3/1/2030	1,683,000	1,493,343
3.75%, 12/1/2027	769,000	737,271
Eaton Corp.:
3.10%, 9/15/2027	1,428,000	1,367,124
4.35%, 5/18/2028	1,872,000	1,876,867
GE Capital Funding LLC 4.55%, 5/15/2032	1,609,000	1,578,381
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025 (a)	490,000	475,427
General Electric Co.:
3.45%, 5/1/2027	500	474
Series MTN, 6.75%, 3/15/2032	2,014,000	2,295,094
Illinois Tool Works, Inc. 2.65%, 11/15/2026	1,609,000	1,536,450
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (a)	1,377,000	1,321,548
3.25%, 6/14/2029 (a)	1,699,000	1,599,218
4.25%, 9/15/2027	1,301,000	1,289,707
4.50%, 9/15/2029	1,712,500	1,718,305
Pentair Finance SARL:
4.50%, 7/1/2029 (a)	1,484,000	1,429,493
5.90%, 7/15/2032	1,191,000	1,236,818
Teledyne Technologies, Inc.:
1.60%, 4/1/2026 (a)	1,712,000	1,587,897
2.25%, 4/1/2028	1,572,000	1,423,808
2.75%, 4/1/2031 (a)	1,186,000	1,032,200
Textron, Inc.:
2.45%, 3/15/2031	1,806,000	1,538,044
3.00%, 6/1/2030	1,276,000	1,142,530
3.65%, 3/15/2027	1,087,000	1,042,922
3.88%, 3/1/2025	25,000	24,588
3.90%, 9/17/2029	1,586,000	1,508,889
4.00%, 3/15/2026 (a)	777,000	761,880
6.10%, 11/15/2033	1,372,000	1,466,160
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	1,440,000	1,400,400
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028 (a)	1,612,000	1,574,231
		47,017,195
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	2,144,000	2,007,513
3.25%, 2/15/2029	1,529,000	1,398,485
3.28%, 12/1/2028	1,495,000	1,369,973
3.57%, 12/1/2031	1,512,000	1,343,412
4.25%, 4/1/2028	1,680,000	1,611,607
		7,730,990

See accompanying notes to financial statements.
151

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 2.7%
Apache Corp.:
4.25%, 1/15/2030	$ 1,665,000	$ 1,567,298
4.38%, 10/15/2028	1,079,000	1,022,795
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	1,608,000	1,362,748
2.72%, 1/12/2032	2,488,000	2,170,531
3.02%, 1/16/2027	2,347,000	2,248,050
3.12%, 5/4/2026	2,406,000	2,328,190
3.41%, 2/11/2026 (a)	1,713,000	1,673,344
3.54%, 4/6/2027	1,695,000	1,649,201
3.59%, 4/14/2027	1,110,000	1,077,122
3.63%, 4/6/2030	3,254,000	3,117,983
3.80%, 9/21/2025 (a)	1,573,000	1,551,796
3.94%, 9/21/2028 (a)	1,243,000	1,217,755
4.23%, 11/6/2028	2,689,000	2,674,399
4.81%, 2/13/2033	2,771,000	2,796,355
4.89%, 9/11/2033 (a)	775,000	788,903
BP Capital Markets PLC:
3.28%, 9/19/2027	2,247,000	2,161,569
3.72%, 11/28/2028	1,447,000	1,404,559
Burlington Resources LLC:
7.20%, 8/15/2031	1,342,000	1,550,990
7.40%, 12/1/2031	1,162,000	1,357,658
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	1,546,000	1,473,431
2.95%, 7/15/2030 (a)	1,585,000	1,395,846
3.85%, 6/1/2027	400,000	388,500
3.90%, 2/1/2025 (a)	1,412,000	1,389,041
6.45%, 6/30/2033	209,000	224,307
7.20%, 1/15/2032	1,580,000	1,757,292
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (a)	538,000	446,416
4.25%, 4/15/2027	1,692,000	1,652,509
Chevron Corp.:
1.55%, 5/11/2025	2,347,000	2,250,656
2.00%, 5/11/2027 (a)	1,485,000	1,379,179
2.24%, 5/11/2030 (a)	5,782,000	5,122,043
2.95%, 5/16/2026	5,072,000	4,905,638
3.33%, 11/17/2025	535,000	524,423
Chevron USA, Inc.:
0.69%, 8/12/2025	1,106,000	1,040,016
1.02%, 8/12/2027	1,478,000	1,315,863
3.25%, 10/15/2029	1,525,000	1,448,979
3.85%, 1/15/2028	1,623,000	1,601,641
Conoco Funding Co. 7.25%, 10/15/2031	1,243,000	1,435,168
ConocoPhillips Co.:
2.40%, 3/7/2025	1,450,000	1,408,907
5.90%, 10/15/2032	196,000	215,210
6.95%, 4/15/2029	1,061,000	1,182,760
Continental Resources, Inc. 4.38%, 1/15/2028	1,409,000	1,363,968
Security Description	Principal Amount	Value
Coterra Energy, Inc.:
3.90%, 5/15/2027	$ 1,456,000	$ 1,407,675
4.38%, 3/15/2029	1,042,000	1,012,730
Devon Energy Corp.:
5.25%, 10/15/2027	838,000	843,782
5.85%, 12/15/2025	1,592,000	1,610,404
5.88%, 6/15/2028	972,000	980,583
7.88%, 9/30/2031	1,596,000	1,860,330
7.95%, 4/15/2032	598,000	695,851
Diamondback Energy, Inc.:
3.13%, 3/24/2031	1,693,000	1,506,364
3.25%, 12/1/2026 (a)	1,690,000	1,639,655
3.50%, 12/1/2029	1,642,000	1,525,746
6.25%, 3/15/2033	1,714,000	1,834,974
Eni USA, Inc. 7.30%, 11/15/2027	1,477,000	1,587,864
EOG Resources, Inc.:
3.15%, 4/1/2025 (a)	871,000	853,650
4.15%, 1/15/2026	1,582,000	1,567,335
4.38%, 4/15/2030	1,729,000	1,723,986
EQT Corp.:
3.90%, 10/1/2027 (a)	45,000	43,082
5.00%, 1/15/2029 (a)	2,657,000	2,638,029
6.13%, 2/1/2025	1,786,000	1,792,037
7.00%, 2/1/2030	1,855,000	1,990,434
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	1,502,000	1,366,565
2.61%, 10/15/2030	11,146,000	9,956,387
2.99%, 3/19/2025	2,694,800	2,640,149
3.04%, 3/1/2026	3,677,000	3,571,286
3.29%, 3/19/2027 (a)	622,000	603,639
3.48%, 3/19/2030	3,344,000	3,180,244
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (a)	1,377,000	1,155,661
Hess Corp.:
4.30%, 4/1/2027 (a)	233,000	230,740
7.13%, 3/15/2033	1,483,000	1,716,083
7.30%, 8/15/2031	1,402,000	1,619,689
7.88%, 10/1/2029	1,385,000	1,589,468
HF Sinclair Corp.:
4.50%, 10/1/2030	1,566,000	1,463,521
5.88%, 4/1/2026 (a)	1,401,000	1,415,542
HollyFrontier Corp. 5.88%, 4/1/2026	8,000	8,032
Marathon Oil Corp.:
4.40%, 7/15/2027 (a)	1,023,000	998,601
6.80%, 3/15/2032 (a)	1,539,000	1,666,506
Marathon Petroleum Corp.:
3.80%, 4/1/2028	959,000	916,814
4.70%, 5/1/2025	1,430,000	1,420,276
5.13%, 12/15/2026	1,609,000	1,627,455
Occidental Petroleum Corp.:
5.50%, 12/1/2025	1,342,000	1,345,194
5.55%, 3/15/2026	1,405,000	1,416,521
5.88%, 9/1/2025	1,356,000	1,365,695

See accompanying notes to financial statements.
152

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 1/1/2031	$ 5,828,000	$ 6,061,994
6.63%, 9/1/2030	2,341,000	2,492,018
7.50%, 5/1/2031	1,669,000	1,872,267
7.88%, 9/15/2031	1,536,000	1,745,142
8.88%, 7/15/2030	1,520,000	1,777,914
Ovintiv, Inc.:
5.38%, 1/1/2026	1,541,000	1,541,647
5.65%, 5/15/2025	551,000	553,132
5.65%, 5/15/2028 (a)	1,736,000	1,772,786
6.25%, 7/15/2033 (a)	300,000	310,407
7.20%, 11/1/2031	1,666,000	1,810,392
7.38%, 11/1/2031	949,000	1,045,713
8.13%, 9/15/2030 (a)	1,632,000	1,841,924
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	872,000	833,562
Phillips 66 Co.:
1.30%, 2/15/2026 (a)	1,641,000	1,523,521
2.15%, 12/15/2030	1,451,000	1,223,744
3.15%, 12/15/2029	1,554,000	1,430,146
3.55%, 10/1/2026	490,000	474,687
3.61%, 2/15/2025	902,000	886,413
3.85%, 4/9/2025	1,181,000	1,162,187
3.90%, 3/15/2028 (a)	1,006,000	979,250
4.95%, 12/1/2027 (a)	824,000	831,820
5.30%, 6/30/2033	505,000	519,271
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	2,219,000	2,061,451
1.90%, 8/15/2030 (a)	221,000	187,823
2.15%, 1/15/2031	385,000	327,758
5.10%, 3/29/2026	2,434,000	2,451,038
Shell International Finance BV:
2.38%, 11/7/2029	3,358,000	3,022,234
2.50%, 9/12/2026 (a)	2,561,000	2,438,149
2.75%, 4/6/2030 (a)	2,701,000	2,470,173
2.88%, 5/10/2026	1,844,000	1,776,270
3.25%, 5/11/2025	2,190,000	2,148,390
3.88%, 11/13/2028	2,954,000	2,909,513
Suncor Energy, Inc. 7.15%, 2/1/2032	1,613,000	1,804,495
Tosco Corp. 8.13%, 2/15/2030	1,528,000	1,799,082
TotalEnergies Capital International SA:
2.43%, 1/10/2025	725,000	707,136
2.83%, 1/10/2030	4,390,000	4,037,659
3.46%, 2/19/2029	287,000	276,852
TotalEnergies Capital SA 3.88%, 10/11/2028	1,291,000	1,267,271
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	756,000	690,447
2.80%, 12/1/2031	1,691,000	1,440,005
3.40%, 9/15/2026	228,000	218,923
4.00%, 4/1/2029	483,000	465,168
4.35%, 6/1/2028	561,000	553,140
Security Description	Principal Amount	Value
7.50%, 4/15/2032 (a)	$ 1,480,000	$ 1,709,385
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	96,178
		203,580,095
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (a)	1,599,000	1,495,737
3.14%, 11/7/2029	1,507,000	1,401,224
3.34%, 12/15/2027	1,509,000	1,443,932
4.49%, 5/1/2030	1,638,000	1,640,621
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,381,000	1,242,665
3.80%, 11/15/2025	1,225,000	1,201,198
NOV, Inc. 3.60%, 12/1/2029	914,000	845,139
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	1,152,000	1,090,955
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,895,000	1,702,563
4.85%, 5/15/2033 (a)	1,674,000	1,700,734
		13,764,768
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	535,000	517,131
4.50%, 5/15/2028	566,000	552,371
5.63%, 5/26/2033 (a)	925,000	962,111
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	1,604,000	1,390,219
2.69%, 5/25/2031	1,349,000	1,166,089
3.10%, 9/15/2026	399,000	374,034
4.00%, 5/17/2025	1,201,000	1,180,427
AptarGroup, Inc. 3.60%, 3/15/2032	1,163,000	1,049,689
Berry Global, Inc.:
1.57%, 1/15/2026	2,251,000	2,093,250
1.65%, 1/15/2027	1,188,000	1,070,816
5.50%, 4/15/2028 (e)	1,605,000	1,624,902
Packaging Corp. of America:
3.00%, 12/15/2029	1,305,000	1,181,769
5.70%, 12/1/2033	846,000	890,736
Sonoco Products Co.:
1.80%, 2/1/2025	1,010,000	971,842
2.25%, 2/1/2027	750,000	689,985
2.85%, 2/1/2032	149,000	127,154
3.13%, 5/1/2030	1,087,000	981,930
WestRock MWV LLC:
7.95%, 2/15/2031	445,000	517,393
8.20%, 1/15/2030	1,498,000	1,726,864
WRKCo, Inc.:
3.38%, 9/15/2027	584,000	552,032
3.90%, 6/1/2028	1,568,000	1,497,518

See accompanying notes to financial statements.
153

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/15/2028	$ 1,666,000	$ 1,608,973
4.65%, 3/15/2026	1,392,000	1,382,827
4.90%, 3/15/2029 (a)	429,000	431,325
		24,541,387
PHARMACEUTICALS — 3.9%
AbbVie, Inc.:
2.95%, 11/21/2026	5,988,000	5,742,731
3.20%, 5/14/2026	2,915,000	2,828,424
3.20%, 11/21/2029	8,012,000	7,485,932
3.60%, 5/14/2025	7,721,000	7,584,802
3.80%, 3/15/2025	4,021,000	3,970,215
4.25%, 11/14/2028	1,542,000	1,534,938
AstraZeneca Finance LLC:
1.20%, 5/28/2026	1,001,000	926,546
1.75%, 5/28/2028	2,017,000	1,806,687
2.25%, 5/28/2031	1,618,000	1,395,994
4.88%, 3/3/2028	2,119,000	2,160,193
4.88%, 3/3/2033	123,000	127,197
4.90%, 3/3/2030 (a)	1,395,000	1,436,097
AstraZeneca PLC:
0.70%, 4/8/2026 (a)	928,000	854,577
1.38%, 8/6/2030 (a)	2,318,000	1,927,116
3.13%, 6/12/2027	1,572,000	1,511,179
3.38%, 11/16/2025	3,771,000	3,689,886
4.00%, 1/17/2029 (a)	891,000	879,756
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,582,000	1,318,771
2.82%, 5/20/2030	1,583,000	1,415,075
3.70%, 6/6/2027	2,573,000	2,493,597
4.30%, 8/22/2032	1,039,000	1,004,516
4.69%, 2/13/2028	1,543,000	1,550,221
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	1,252,000	1,168,592
1.45%, 11/13/2030 (a)	2,357,000	1,936,770
2.95%, 3/15/2032	2,377,000	2,112,939
3.20%, 6/15/2026	2,555,000	2,479,832
3.25%, 2/27/2027	1,211,000	1,174,464
3.40%, 7/26/2029	5,213,000	4,943,123
3.45%, 11/15/2027 (a)	1,030,000	999,543
3.90%, 2/20/2028	1,861,000	1,828,600
5.75%, 2/1/2031	2,138,000	2,288,237
5.90%, 11/15/2033 (a)	1,305,000	1,422,372
Cardinal Health, Inc.:
3.41%, 6/15/2027	1,351,000	1,297,001
3.75%, 9/15/2025 (a)	1,190,000	1,162,904
Cencora, Inc.:
2.70%, 3/15/2031	2,407,000	2,110,698
3.25%, 3/1/2025	1,442,000	1,411,343
3.45%, 12/15/2027	486,000	468,271
Cigna Group:
1.25%, 3/15/2026	1,411,000	1,307,997
2.38%, 3/15/2031	2,286,000	1,950,895
2.40%, 3/15/2030	3,682,000	3,225,911
3.05%, 10/15/2027 (a)	653,000	619,579
3.25%, 4/15/2025	1,500,000	1,464,030
Security Description	Principal Amount	Value
3.40%, 3/1/2027	$ 1,444,000	$ 1,391,756
4.13%, 11/15/2025	3,386,000	3,343,878
4.38%, 10/15/2028 (a)	5,452,000	5,409,038
4.50%, 2/25/2026	1,773,000	1,760,358
5.40%, 3/15/2033 (a)	1,325,000	1,378,212
5.69%, 3/15/2026 (a)	1,464,000	1,464,834
CVS Health Corp.:
1.30%, 8/21/2027	3,193,000	2,837,587
1.75%, 8/21/2030 (a)	1,748,000	1,444,949
1.88%, 2/28/2031	1,879,000	1,546,135
2.13%, 9/15/2031	2,021,000	1,672,196
2.88%, 6/1/2026	2,546,000	2,432,907
3.00%, 8/15/2026	1,744,000	1,667,927
3.25%, 8/15/2029	2,465,000	2,295,309
3.63%, 4/1/2027	1,618,000	1,568,683
3.75%, 4/1/2030	1,639,000	1,545,184
3.88%, 7/20/2025	4,978,000	4,889,192
4.10%, 3/25/2025	835,000	827,009
4.30%, 3/25/2028	6,246,000	6,139,568
5.00%, 2/20/2026	4,747,000	4,768,172
5.00%, 1/30/2029 (a)	2,926,000	2,976,386
5.13%, 2/21/2030	1,555,000	1,579,585
5.25%, 1/30/2031 (a)	3,213,000	3,297,566
5.25%, 2/21/2033	2,495,000	2,550,738
5.30%, 6/1/2033	1,409,000	1,446,282
6.25%, 6/1/2027	1,353,000	1,419,811
Eli Lilly & Co.:
2.75%, 6/1/2025	519,000	505,252
3.10%, 5/15/2027 (a)	641,000	618,251
3.38%, 3/15/2029 (a)	2,059,000	1,980,593
4.70%, 2/27/2033	5,218,000	5,355,025
5.50%, 3/15/2027	535,000	556,004
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	1,608,000	1,549,324
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	1,957,000	1,924,514
3.88%, 5/15/2028	2,802,000	2,766,443
Johnson & Johnson:
0.55%, 9/1/2025	829,000	777,047
0.95%, 9/1/2027 (a)	417,000	372,298
1.30%, 9/1/2030	3,394,000	2,849,501
2.45%, 3/1/2026	2,457,000	2,362,283
2.63%, 1/15/2025	888,000	869,015
2.90%, 1/15/2028 (a)	1,454,000	1,391,536
2.95%, 3/3/2027	1,162,000	1,121,795
4.95%, 5/15/2033	691,000	746,529
6.95%, 9/1/2029	685,000	790,709
McKesson Corp.:
0.90%, 12/3/2025	1,635,000	1,516,920
1.30%, 8/15/2026	1,716,000	1,579,183
3.95%, 2/16/2028	1,162,000	1,145,012
4.90%, 7/15/2028	1,696,000	1,725,833
5.10%, 7/15/2033	33,000	33,933
5.25%, 2/15/2026	466,000	466,098

See accompanying notes to financial statements.
154

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	$ 1,131,000	$ 1,115,698
Merck & Co., Inc.:
0.75%, 2/24/2026 (a)	1,562,000	1,448,255
1.45%, 6/24/2030	1,731,000	1,448,120
1.70%, 6/10/2027	2,209,000	2,027,177
1.90%, 12/10/2028	4,385,000	3,948,649
2.15%, 12/10/2031	2,882,000	2,462,698
2.75%, 2/10/2025	3,976,000	3,887,971
3.40%, 3/7/2029	3,192,000	3,065,150
4.05%, 5/17/2028 (a)	1,483,000	1,478,447
4.30%, 5/17/2030 (a)	1,429,000	1,428,800
4.50%, 5/17/2033	2,154,000	2,169,358
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,884,000	2,020,873
Mylan, Inc. 4.55%, 4/15/2028	1,367,000	1,328,423
Novartis Capital Corp.:
1.75%, 2/14/2025	961,000	930,315
2.00%, 2/14/2027 (a)	1,312,000	1,228,950
2.20%, 8/14/2030	3,772,000	3,321,774
3.00%, 11/20/2025	2,659,000	2,587,446
3.10%, 5/17/2027	1,364,000	1,312,768
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	4,287,000	4,275,254
4.45%, 5/19/2028	5,791,000	5,791,984
4.65%, 5/19/2025	4,473,000	4,462,802
4.65%, 5/19/2030	5,171,000	5,207,094
4.75%, 5/19/2033	4,805,000	4,813,697
Pfizer, Inc.:
0.80%, 5/28/2025	795,000	752,563
1.70%, 5/28/2030 (a)	1,369,000	1,166,237
1.75%, 8/18/2031	855,000	710,137
2.63%, 4/1/2030	1,896,000	1,710,135
2.75%, 6/3/2026	4,614,000	4,425,887
3.00%, 12/15/2026 (a)	1,980,000	1,908,779
3.45%, 3/15/2029 (a)	3,290,000	3,168,171
3.60%, 9/15/2028 (a)	2,139,000	2,082,744
Pharmacia LLC 6.60%, 12/1/2028	2,799,000	3,056,172
Sanofi SA 3.63%, 6/19/2028	1,525,000	1,494,103
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	4,573,000	4,400,415
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030 (a)	3,323,000	2,848,941
5.00%, 11/26/2028	1,976,000	2,005,798
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	3,097,000	2,998,206
Viatris, Inc.:
1.65%, 6/22/2025	1,394,000	1,320,132
2.30%, 6/22/2027 (a)	1,401,000	1,272,416
2.70%, 6/22/2030 (a)	2,242,000	1,899,467
Security Description	Principal Amount	Value
Zoetis, Inc.:
2.00%, 5/15/2030	$ 336,000	$ 289,555
3.00%, 9/12/2027	431,000	409,166
3.90%, 8/20/2028 (a)	746,000	730,364
4.50%, 11/13/2025	2,992,000	2,975,424
5.40%, 11/14/2025	1,857,000	1,872,524
5.60%, 11/16/2032	1,570,000	1,683,323
		290,616,273
PIPELINES — 3.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,573
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,576,000	1,411,119
4.45%, 7/15/2027	1,080,000	1,058,098
4.80%, 5/3/2029	1,588,000	1,559,543
5.95%, 6/1/2026 (a)	1,727,000	1,750,781
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	3,768,000	3,563,548
5.88%, 3/31/2025	1,709,000	1,713,119
Cheniere Energy Partners LP:
3.25%, 1/31/2032	1,983,000	1,690,032
4.00%, 3/1/2031	3,926,000	3,571,011
4.50%, 10/1/2029	3,885,000	3,711,069
5.95%, 6/30/2033 (e)	3,501,000	3,593,776
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,974,000	1,926,742
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,350,000	1,333,652
DCP Midstream Operating LP:
3.25%, 2/15/2032	2,182,000	1,894,063
5.38%, 7/15/2025 (a)	1,555,000	1,556,664
5.63%, 7/15/2027 (a)	692,000	709,466
8.13%, 8/16/2030	1,528,000	1,769,302
Enbridge Energy Partners LP 5.88%, 10/15/2025	1,718,000	1,736,709
Enbridge, Inc.:
1.60%, 10/4/2026	1,193,000	1,092,549
2.50%, 1/15/2025	1,304,000	1,265,128
2.50%, 2/14/2025	3,030,000	2,937,100
3.13%, 11/15/2029 (a)	1,048,000	958,742
3.70%, 7/15/2027	705,000	681,044
4.25%, 12/1/2026 (a)	1,330,000	1,313,681
5.97%, 3/8/2026	1,023,000	1,023,358
6.00%, 11/15/2028	1,672,000	1,756,837
6.20%, 11/15/2030	1,722,000	1,843,005
Series NC5, 5 yr. CMT + 3.79%, 8.25%, 1/15/2084 (b)	1,632,000	1,689,169
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (b)	1,051,000	1,117,980
Energy Transfer LP:
2.90%, 5/15/2025	1,382,000	1,340,208
3.75%, 5/15/2030	2,536,000	2,353,814

See accompanying notes to financial statements.
155

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 7/15/2026	$ 1,867,000	$ 1,814,929
4.00%, 10/1/2027 (a)	1,216,000	1,172,175
4.05%, 3/15/2025	855,000	841,602
4.15%, 9/15/2029	1,447,000	1,379,599
4.20%, 4/15/2027	640,000	622,067
4.40%, 3/15/2027 (a)	1,619,000	1,584,094
4.75%, 1/15/2026	1,485,000	1,474,813
4.95%, 5/15/2028 (a)	1,650,000	1,643,598
4.95%, 6/15/2028	462,000	460,914
5.25%, 4/15/2029	3,277,000	3,302,823
5.50%, 6/1/2027	1,524,000	1,544,254
5.55%, 2/15/2028	1,599,000	1,634,642
5.75%, 2/15/2033 (a)	2,299,000	2,375,718
5.95%, 12/1/2025	1,594,000	1,612,108
6.05%, 12/1/2026	1,391,000	1,430,073
6.10%, 12/1/2028 (a)	1,700,000	1,789,743
6.40%, 12/1/2030	3,063,000	3,276,644
6.55%, 12/1/2033	971,000	1,054,632
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,392,000	1,260,275
3.13%, 7/31/2029 (a)	1,970,000	1,842,423
3.70%, 2/15/2026 (a)	1,032,000	1,017,304
3.75%, 2/15/2025 (a)	1,368,000	1,349,983
3.95%, 2/15/2027	1,021,000	1,005,328
4.15%, 10/16/2028	1,762,000	1,742,442
5.05%, 1/10/2026 (a)	951,000	960,244
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	1,758,000	1,688,348
5.35%, 1/31/2033	1,162,000	1,218,357
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b)	1,769,000	1,586,121
Series D, 6.88%, 3/1/2033	1,166,000	1,341,506
Kinder Morgan Energy Partners LP:
7.30%, 8/15/2033	1,737,000	1,973,336
7.40%, 3/15/2031	1,141,000	1,276,653
7.75%, 3/15/2032	889,000	1,010,713
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,496,000	1,376,440
2.00%, 2/15/2031 (a)	1,598,000	1,327,778
4.30%, 6/1/2025	1,878,000	1,855,990
4.80%, 2/1/2033	1,606,000	1,549,549
5.20%, 6/1/2033	250,000	248,653
Series GMTN, 7.75%, 1/15/2032	1,525,000	1,743,182
Series GMTN, 7.80%, 8/1/2031	2,975,000	3,404,798
Magellan Midstream Partners LP:
3.25%, 6/1/2030 (a)	100,000	90,758
5.00%, 3/1/2026 (a)	1,615,000	1,611,463
MPLX LP:
1.75%, 3/1/2026	1,232,000	1,152,610
Security Description	Principal Amount	Value
2.65%, 8/15/2030	$ 2,086,000	$ 1,801,970
4.00%, 2/15/2025	1,637,000	1,612,789
4.00%, 3/15/2028	1,634,000	1,577,022
4.13%, 3/1/2027	1,640,000	1,605,937
4.25%, 12/1/2027	1,656,000	1,618,011
4.80%, 2/15/2029	1,453,000	1,443,832
4.88%, 6/1/2025	1,441,000	1,432,268
4.95%, 9/1/2032 (a)	3,137,000	3,073,288
5.00%, 3/1/2033 (a)	2,189,000	2,146,709
Northwest Pipeline LLC 4.00%, 4/1/2027 (a)	579,000	572,168
ONEOK Partners LP 4.90%, 3/15/2025	1,513,000	1,505,874
ONEOK, Inc.:
2.20%, 9/15/2025	529,000	503,206
3.10%, 3/15/2030 (a)	1,305,000	1,172,425
3.40%, 9/1/2029	389,000	358,390
4.00%, 7/13/2027 (a)	1,525,000	1,480,958
4.35%, 3/15/2029	1,689,000	1,641,134
4.55%, 7/15/2028	1,394,000	1,376,519
5.55%, 11/1/2026	2,116,000	2,153,030
5.65%, 11/1/2028	990,000	1,023,195
5.80%, 11/1/2030	1,374,000	1,429,743
6.05%, 9/1/2033	1,291,000	1,366,420
6.10%, 11/15/2032 (a)	1,712,000	1,819,188
6.35%, 1/15/2031	1,737,000	1,854,630
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,704,000	1,568,771
3.80%, 9/15/2030	1,351,000	1,244,406
4.50%, 12/15/2026	1,651,000	1,631,089
4.65%, 10/15/2025	1,448,000	1,432,173
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,987,000	1,946,624
4.50%, 5/15/2030	5,409,000	5,293,896
5.00%, 3/15/2027	2,022,000	2,030,593
5.63%, 3/1/2025	2,894,000	2,899,585
5.88%, 6/30/2026 (a)	2,412,000	2,454,210
Spectra Energy Partners LP:
3.38%, 10/15/2026	1,633,000	1,572,497
3.50%, 3/15/2025 (a)	340,000	332,564
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	92,076
6.13%, 3/15/2033	4,827,000	5,090,892
6.15%, 3/1/2029	1,497,000	1,567,299
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,631,000	1,486,232
4.88%, 2/1/2031	1,624,000	1,576,725
5.00%, 1/15/2028	1,426,000	1,409,401
5.50%, 3/1/2030	1,309,000	1,307,652
6.50%, 7/15/2027	1,578,000	1,602,633

See accompanying notes to financial statements.
156

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TC PipeLines LP:
3.90%, 5/25/2027	$ 1,843,000	$ 1,769,335
4.38%, 3/13/2025	960,000	948,125
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,355,000	1,427,736
7.00%, 10/15/2028	1,312,000	1,418,849
Texas Eastern Transmission LP 7.00%, 7/15/2032	531,000	594,417
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (a)	797,000	667,017
4.10%, 4/15/2030	2,198,000	2,091,221
4.25%, 5/15/2028	1,899,000	1,850,424
4.88%, 1/15/2026	1,648,000	1,643,979
6.20%, 3/9/2026	1,495,000	1,494,746
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,560,000	1,416,262
4.00%, 3/15/2028	267,000	258,918
7.85%, 2/1/2026	1,749,000	1,833,634
Valero Energy Partners LP 4.50%, 3/15/2028	1,610,000	1,583,210
Western Midstream Operating LP:
3.10%, 2/1/2025	1,435,000	1,397,848
3.95%, 6/1/2025	1,592,000	1,555,050
4.05%, 2/1/2030	8,313,000	7,784,709
4.50%, 3/1/2028	951,000	920,796
4.65%, 7/1/2026	1,565,000	1,538,724
6.15%, 4/1/2033	1,652,000	1,716,511
Williams Cos., Inc.:
2.60%, 3/15/2031	2,338,000	2,001,585
3.50%, 11/15/2030	1,430,000	1,310,967
3.75%, 6/15/2027	1,906,000	1,837,308
3.90%, 1/15/2025	1,380,000	1,358,113
4.00%, 9/15/2025	1,653,000	1,622,767
4.65%, 8/15/2032	1,742,000	1,702,178
5.30%, 8/15/2028	1,563,000	1,600,246
5.40%, 3/2/2026 (a)	1,689,000	1,706,059
5.65%, 3/15/2033	1,814,000	1,896,537
Series A, 7.50%, 1/15/2031	815,000	919,092
8.75%, 3/15/2032	1,148,000	1,392,834
		238,945,785
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	1,643,000	1,388,401
4.88%, 3/1/2026	1,009,000	1,008,344
Essential Properties LP 2.95%, 7/15/2031	1,706,000	1,339,295
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	500,000	529,065
		4,265,105
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 5.0%
Agree LP:
2.00%, 6/15/2028	$ 1,281,000	$ 1,111,741
4.80%, 10/1/2032	479,000	452,871
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	1,293,000	1,036,314
2.75%, 12/15/2029	1,503,000	1,322,775
3.38%, 8/15/2031	470,000	424,039
3.45%, 4/30/2025	525,000	513,030
3.80%, 4/15/2026	691,000	672,765
3.95%, 1/15/2027	650,000	628,609
3.95%, 1/15/2028	896,000	859,031
4.30%, 1/15/2026	529,000	520,446
4.50%, 7/30/2029	375,000	364,639
4.70%, 7/1/2030	1,628,000	1,595,880
4.90%, 12/15/2030	225,000	225,608
American Assets Trust LP 3.38%, 2/1/2031	1,631,000	1,332,021
American Homes 4 Rent LP:
2.38%, 7/15/2031	991,000	817,734
3.63%, 4/15/2032	4,000	3,587
4.25%, 2/15/2028	1,130,000	1,096,880
4.90%, 2/15/2029	1,580,000	1,565,369
American Tower Corp.:
1.30%, 9/15/2025 (a)	1,484,000	1,390,745
1.45%, 9/15/2026	1,325,000	1,208,307
1.50%, 1/31/2028 (a)	1,550,000	1,355,242
1.60%, 4/15/2026	1,216,000	1,124,764
1.88%, 10/15/2030	1,567,000	1,285,097
2.10%, 6/15/2030	1,611,000	1,352,257
2.30%, 9/15/2031	1,595,000	1,320,772
2.40%, 3/15/2025	1,532,000	1,481,858
2.70%, 4/15/2031	1,363,000	1,172,371
2.75%, 1/15/2027 (a)	1,392,000	1,305,097
2.90%, 1/15/2030 (a)	1,563,000	1,396,290
2.95%, 1/15/2025	1,394,000	1,360,014
3.13%, 1/15/2027	820,000	775,605
3.38%, 10/15/2026	2,639,000	2,530,959
3.55%, 7/15/2027	1,395,000	1,339,395
3.60%, 1/15/2028 (a)	1,600,000	1,524,800
3.65%, 3/15/2027	1,521,000	1,463,704
3.80%, 8/15/2029	2,082,000	1,976,318
3.95%, 3/15/2029	2,085,000	1,992,739
4.00%, 6/1/2025	661,000	649,922
4.05%, 3/15/2032 (a)	1,312,000	1,230,695
4.40%, 2/15/2026	653,000	645,236
5.25%, 7/15/2028 (a)	3,593,000	3,652,428
5.50%, 3/15/2028	1,447,000	1,480,787
5.55%, 7/15/2033 (a)	95,000	98,430
5.65%, 3/15/2033	816,000	848,501
5.80%, 11/15/2028 (a)	1,878,000	1,954,641
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,085,000	958,456
2.05%, 1/15/2032 (a)	1,252,000	1,047,185

See accompanying notes to financial statements.
157

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.30%, 3/1/2030	$ 491,000	$ 428,756
Series MTN, 2.45%, 1/15/2031 (a)	951,000	819,153
Series MTN, 2.90%, 10/15/2026	1,583,000	1,507,459
Series GMTN, 2.95%, 5/11/2026	1,583,000	1,518,888
Series MTN, 3.20%, 1/15/2028 (a)	206,000	195,539
Series MTN, 3.30%, 6/1/2029	1,599,000	1,493,994
Series MTN, 3.35%, 5/15/2027 (a)	1,513,000	1,448,092
Series GMTN, 3.45%, 6/1/2025 (a)	815,000	798,089
Series GMTN, 3.50%, 11/15/2025	1,039,000	1,010,033
5.30%, 12/7/2033	1,515,000	1,573,524
Boston Properties LP:
2.45%, 10/1/2033 (a)	920,000	700,709
2.55%, 4/1/2032 (a)	1,066,000	849,613
2.75%, 10/1/2026	1,374,000	1,274,632
2.90%, 3/15/2030	3,265,000	2,797,191
3.20%, 1/15/2025	600,000	582,372
3.25%, 1/30/2031	725,000	622,710
3.40%, 6/21/2029 (a)	1,558,000	1,400,829
3.65%, 2/1/2026	1,271,000	1,224,049
4.50%, 12/1/2028	545,000	519,140
6.75%, 12/1/2027	1,011,000	1,059,932
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,270,000	1,127,836
2.50%, 8/16/2031 (a)	1,086,000	912,164
3.85%, 2/1/2025	469,000	459,339
3.90%, 3/15/2027	470,000	447,891
4.05%, 7/1/2030	1,596,000	1,497,862
4.13%, 6/15/2026	1,165,000	1,127,825
4.13%, 5/15/2029	941,000	895,851
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,489,000	1,155,940
Camden Property Trust:
2.80%, 5/15/2030	1,542,000	1,383,529
3.15%, 7/1/2029	1,610,000	1,489,073
4.10%, 10/15/2028	743,000	722,939
5.85%, 11/3/2026	500,000	515,280
Corporate Office Properties LP:
2.00%, 1/15/2029 (a)	815,000	676,792
2.25%, 3/15/2026	521,000	486,505
2.75%, 4/15/2031	463,000	377,248
Crown Castle, Inc.:
1.05%, 7/15/2026	1,338,000	1,208,187
REIT, 1.35%, 7/15/2025	1,488,000	1,405,044
2.10%, 4/1/2031	1,989,000	1,620,120
2.25%, 1/15/2031	1,737,000	1,439,087
Security Description	Principal Amount	Value
2.50%, 7/15/2031 (a)	$ 1,854,000	$ 1,546,458
2.90%, 3/15/2027	1,598,000	1,495,728
3.10%, 11/15/2029	1,688,000	1,512,296
3.30%, 7/1/2030	1,648,000	1,478,701
3.70%, 6/15/2026 (a)	1,726,000	1,667,765
3.80%, 2/15/2028	1,573,000	1,496,993
4.00%, 3/1/2027	851,000	823,742
4.30%, 2/15/2029	1,569,000	1,511,653
4.45%, 2/15/2026	2,395,000	2,359,458
4.80%, 9/1/2028	1,693,000	1,671,685
5.00%, 1/11/2028	1,666,000	1,660,902
5.10%, 5/1/2033	150,000	148,868
5.60%, 6/1/2029 (a)	1,375,000	1,407,079
CubeSmart LP:
2.00%, 2/15/2031	885,000	722,479
2.25%, 12/15/2028	1,606,000	1,418,821
2.50%, 2/15/2032	991,000	823,362
3.13%, 9/1/2026	882,000	837,027
4.00%, 11/15/2025	362,000	353,272
4.38%, 2/15/2029	631,000	612,505
Digital Realty Trust LP:
3.60%, 7/1/2029 (a)	1,421,000	1,335,356
3.70%, 8/15/2027	1,142,000	1,102,190
4.45%, 7/15/2028 (a)	584,000	571,724
5.55%, 1/15/2028	1,279,000	1,304,311
EPR Properties:
3.60%, 11/15/2031 (a)	542,000	449,795
3.75%, 8/15/2029	772,000	679,074
4.50%, 4/1/2025	720,000	709,078
4.50%, 6/1/2027	938,000	881,607
4.75%, 12/15/2026	552,000	529,202
4.95%, 4/15/2028 (a)	768,000	730,675
Equinix, Inc.:
1.00%, 9/15/2025 (a)	1,001,000	934,624
1.25%, 7/15/2025	1,190,000	1,120,552
1.45%, 5/15/2026	1,713,000	1,582,795
1.55%, 3/15/2028 (a)	1,404,000	1,233,919
1.80%, 7/15/2027 (a)	380,000	344,519
2.15%, 7/15/2030	1,915,000	1,626,467
2.50%, 5/15/2031	1,605,000	1,364,908
2.90%, 11/18/2026	1,636,000	1,556,409
3.20%, 11/18/2029	2,415,000	2,221,220
ERP Operating LP:
1.85%, 8/1/2031	606,000	498,035
2.50%, 2/15/2030	1,527,000	1,351,242
2.85%, 11/1/2026	1,715,000	1,629,284
3.00%, 7/1/2029	1,548,000	1,429,640
3.25%, 8/1/2027	215,000	204,545
3.38%, 6/1/2025	1,232,000	1,205,426
3.50%, 3/1/2028	919,000	878,573
4.15%, 12/1/2028	496,000	487,330
Essex Portfolio LP:
1.65%, 1/15/2031	1,280,000	1,017,178
1.70%, 3/1/2028	1,228,000	1,076,219
2.55%, 6/15/2031	95,000	79,752

See accompanying notes to financial statements.
158

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 3/15/2032 (a)	$ 479,000	$ 400,813
3.00%, 1/15/2030	874,000	778,839
3.38%, 4/15/2026	910,000	877,822
3.50%, 4/1/2025	1,194,000	1,168,819
3.63%, 5/1/2027	318,000	303,382
4.00%, 3/1/2029	615,000	586,636
Extra Space Storage LP:
2.20%, 10/15/2030	1,149,000	956,221
2.35%, 3/15/2032	1,104,000	900,191
2.40%, 10/15/2031	950,000	783,123
3.50%, 7/1/2026	456,000	438,877
3.88%, 12/15/2027	913,000	874,864
3.90%, 4/1/2029	125,000	118,560
4.00%, 6/15/2029	535,000	510,320
5.50%, 7/1/2030 (a)	1,363,000	1,394,131
5.70%, 4/1/2028	591,000	605,970
5.90%, 1/15/2031	781,000	816,184
Federal Realty OP LP:
1.25%, 2/15/2026 (a)	1,700,000	1,568,964
3.20%, 6/15/2029	1,047,000	951,786
3.25%, 7/15/2027	179,000	167,453
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,616,000	1,368,493
4.00%, 1/15/2030	1,582,000	1,443,923
4.00%, 1/15/2031	1,268,000	1,142,443
5.25%, 6/1/2025	1,631,000	1,626,466
5.30%, 1/15/2029	1,363,000	1,357,562
5.38%, 4/15/2026	1,557,000	1,549,947
5.75%, 6/1/2028	1,519,000	1,531,562
6.75%, 12/1/2033	971,000	1,047,554
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	536,000	430,617
3.10%, 2/15/2030	511,000	447,677
3.50%, 8/1/2026 (a)	1,608,000	1,535,897
3.75%, 7/1/2027 (a)	708,000	670,632
Healthpeak OP LLC:
1.35%, 2/1/2027 (a)	957,000	859,501
2.88%, 1/15/2031	626,000	542,454
3.00%, 1/15/2030 (a)	1,624,000	1,446,903
3.25%, 7/15/2026	1,495,000	1,437,592
3.40%, 2/1/2025	640,000	624,819
3.50%, 7/15/2029	1,716,000	1,600,342
5.25%, 12/15/2032	1,520,000	1,538,742
Highwoods Realty LP:
2.60%, 2/1/2031	529,000	411,636
3.05%, 2/15/2030	1,443,000	1,194,039
3.88%, 3/1/2027 (a)	1,646,000	1,528,081
4.13%, 3/15/2028	1,300,000	1,196,351
4.20%, 4/15/2029 (a)	1,246,000	1,130,695
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	773,000	649,552
Security Description	Principal Amount	Value
Series H, 3.38%, 12/15/2029	$ 986,000	$ 886,207
Series I, 3.50%, 9/15/2030	1,078,000	964,422
Series E, 4.00%, 6/15/2025	477,000	465,938
Series F, 4.50%, 2/1/2026 (a)	854,000	838,295
Hudson Pacific Properties LP:
3.25%, 1/15/2030	696,000	522,912
3.95%, 11/1/2027 (a)	463,000	389,818
4.65%, 4/1/2029 (a)	790,000	646,694
5.95%, 2/15/2028 (a)	420,000	375,476
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	468,000	372,102
2.30%, 11/15/2028	997,000	887,719
4.15%, 4/15/2032	1,724,000	1,588,321
5.45%, 8/15/2030	746,000	752,490
5.50%, 8/15/2033	976,000	977,191
Kilroy Realty LP:
2.50%, 11/15/2032	869,000	659,241
3.05%, 2/15/2030	1,500,000	1,276,110
4.25%, 8/15/2029 (a)	721,000	664,027
4.38%, 10/1/2025	831,000	808,987
4.75%, 12/15/2028 (a)	1,058,000	1,007,925
Kimco Realty OP LLC:
1.90%, 3/1/2028 (a)	2,352,000	2,074,582
2.25%, 12/1/2031	1,498,000	1,222,817
2.80%, 10/1/2026	480,000	452,477
3.20%, 4/1/2032	1,619,000	1,410,505
3.30%, 2/1/2025	703,000	686,936
3.80%, 4/1/2027	465,000	446,670
4.60%, 2/1/2033	1,609,000	1,552,411
Kite Realty Group Trust:
4.00%, 3/15/2025	701,000	683,503
4.75%, 9/15/2030	459,000	432,116
Life Storage LP 2.20%, 10/15/2030	177,000	144,763
LXP Industrial Trust:
2.38%, 10/1/2031	897,000	722,928
2.70%, 9/15/2030	868,000	721,013
6.75%, 11/15/2028	1,494,000	1,569,641
Mid-America Apartments LP:
1.10%, 9/15/2026	1,497,000	1,358,587
1.70%, 2/15/2031	1,591,000	1,294,597
2.75%, 3/15/2030	813,000	712,708
3.60%, 6/1/2027	730,000	704,910
3.95%, 3/15/2029 (a)	1,155,000	1,123,780
4.00%, 11/15/2025	463,000	454,685
4.20%, 6/15/2028 (a)	739,000	723,281
National Health Investors, Inc. 3.00%, 2/1/2031	1,551,000	1,245,794
NNN REIT, Inc.:
2.50%, 4/15/2030	100,000	86,234
3.50%, 10/15/2027	844,000	797,158
3.60%, 12/15/2026	478,000	456,915
4.00%, 11/15/2025	519,000	508,361

See accompanying notes to financial statements.
159

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 10/15/2028	$ 535,000	$ 518,174
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	1,803,000	1,455,183
3.38%, 2/1/2031	1,495,000	1,268,507
3.63%, 10/1/2029	1,690,000	1,495,903
4.50%, 1/15/2025	612,000	601,951
4.50%, 4/1/2027 (a)	465,000	446,367
4.75%, 1/15/2028 (a)	1,134,000	1,094,310
5.25%, 1/15/2026	1,458,000	1,449,529
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	911,000	743,777
Physicians Realty LP:
2.63%, 11/1/2031	514,000	423,305
3.95%, 1/15/2028	1,271,000	1,208,683
4.30%, 3/15/2027 (a)	818,000	796,331
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	640,000	444,128
3.15%, 8/15/2030	736,000	558,109
9.25%, 7/20/2028	1,641,000	1,733,766
Prologis LP:
1.25%, 10/15/2030 (a)	1,275,000	1,031,947
1.63%, 3/15/2031	1,248,000	1,011,616
1.75%, 7/1/2030	1,205,000	1,011,212
1.75%, 2/1/2031	1,225,000	1,018,490
2.13%, 4/15/2027	857,000	791,208
2.25%, 4/15/2030	1,484,000	1,298,797
2.25%, 1/15/2032	1,468,000	1,231,124
2.88%, 11/15/2029	1,234,000	1,123,680
3.25%, 6/30/2026	1,218,000	1,178,074
3.25%, 10/1/2026	887,000	855,946
3.38%, 12/15/2027	987,000	941,292
3.88%, 9/15/2028	978,000	945,413
4.00%, 9/15/2028 (a)	486,000	475,065
4.38%, 2/1/2029	1,211,000	1,196,165
4.75%, 6/15/2033	534,000	541,241
4.88%, 6/15/2028	250,000	253,403
Public Storage Operating Co.:
0.88%, 2/15/2026	838,000	775,133
1.50%, 11/9/2026 (a)	1,580,000	1,451,846
1.85%, 5/1/2028	558,000	501,848
1.95%, 11/9/2028 (a)	1,270,000	1,133,602
2.25%, 11/9/2031 (a)	1,464,000	1,251,178
2.30%, 5/1/2031	766,000	662,544
3.09%, 9/15/2027 (a)	430,000	409,691
3.39%, 5/1/2029	1,585,000	1,514,214
5.13%, 1/15/2029 (a)	1,405,000	1,451,744
Rayonier LP 2.75%, 5/17/2031	1,429,000	1,193,015
Realty Income Corp.:
0.75%, 3/15/2026	1,314,000	1,197,593
2.20%, 6/15/2028	1,437,000	1,288,702
2.85%, 12/15/2032	11,000	9,370
3.00%, 1/15/2027	1,180,000	1,120,056
Security Description	Principal Amount	Value
3.10%, 12/15/2029	$ 587,000	$ 538,790
3.25%, 6/15/2029 (a)	957,000	894,364
3.25%, 1/15/2031	1,572,000	1,429,765
3.40%, 1/15/2028	1,062,000	1,010,599
3.65%, 1/15/2028 (a)	1,113,000	1,068,736
3.88%, 4/15/2025	10,000	9,832
3.95%, 8/15/2027	590,000	574,035
4.13%, 10/15/2026 (a)	759,000	745,270
4.63%, 11/1/2025	1,043,000	1,036,544
4.70%, 12/15/2028	1,417,000	1,427,656
4.85%, 3/15/2030	1,522,000	1,531,482
4.88%, 6/1/2026 (a)	738,000	738,384
4.90%, 7/15/2033	541,000	541,779
5.05%, 1/13/2026	320,000	319,840
5.63%, 10/13/2032	1,595,000	1,679,822
Regency Centers LP:
2.95%, 9/15/2029	1,278,000	1,145,523
3.60%, 2/1/2027	465,000	447,353
3.70%, 6/15/2030	590,000	548,741
4.13%, 3/15/2028	998,000	957,132
Retail Opportunity Investments Partnership LP 6.75%, 10/15/2028 (a)	1,518,000	1,596,223
Rexford Industrial Realty LP:
2.13%, 12/1/2030	734,000	600,720
2.15%, 9/1/2031	1,091,000	875,178
5.00%, 6/15/2028	992,000	996,821
Sabra Health Care LP:
3.20%, 12/1/2031	1,144,000	938,663
3.90%, 10/15/2029	1,618,000	1,466,005
5.13%, 8/15/2026	1,563,000	1,538,633
Safehold GL Holdings LLC:
2.80%, 6/15/2031	1,485,000	1,226,447
2.85%, 1/15/2032 (a)	468,000	380,947
Simon Property Group LP:
1.38%, 1/15/2027 (a)	1,380,000	1,259,926
1.75%, 2/1/2028	1,472,000	1,323,181
2.20%, 2/1/2031	1,524,000	1,278,042
2.25%, 1/15/2032	926,000	769,552
2.45%, 9/13/2029	1,909,000	1,699,831
2.65%, 7/15/2030	1,272,000	1,126,649
2.65%, 2/1/2032	1,486,000	1,270,188
3.25%, 11/30/2026	1,142,000	1,098,022
3.30%, 1/15/2026	1,499,000	1,454,030
3.38%, 6/15/2027 (a)	1,428,000	1,369,466
3.38%, 12/1/2027 (a)	1,482,000	1,415,532
3.50%, 9/1/2025 (a)	1,111,000	1,086,414
5.50%, 3/8/2033 (a)	1,535,000	1,589,692
SITE Centers Corp.:
3.63%, 2/1/2025	528,000	513,564
4.25%, 2/1/2026	765,000	745,821
4.70%, 6/1/2027	304,000	299,084
Spirit Realty LP:
2.10%, 3/15/2028	526,000	466,909
2.70%, 2/15/2032	342,000	286,661

See accompanying notes to financial statements.
160

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 1/15/2027	$ 471,000	$ 444,883
3.20%, 2/15/2031	1,713,000	1,513,024
3.40%, 1/15/2030 (a)	1,585,000	1,443,095
4.00%, 7/15/2029	1,077,000	1,021,588
4.45%, 9/15/2026	781,000	765,255
STORE Capital Corp.:
2.70%, 12/1/2031	1,693,000	1,288,288
2.75%, 11/18/2030	542,000	425,768
4.50%, 3/15/2028 (a)	1,193,000	1,105,947
4.63%, 3/15/2029 (a)	533,000	488,932
Sun Communities Operating LP:
2.30%, 11/1/2028	1,592,000	1,396,725
4.20%, 4/15/2032	1,608,000	1,468,200
Tanger Properties LP:
2.75%, 9/1/2031	1,102,000	886,405
3.13%, 9/1/2026	517,000	484,326
3.88%, 7/15/2027	518,000	475,053
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032	1,204,000	946,344
Series MTN, 2.95%, 9/1/2026	380,000	360,593
3.00%, 8/15/2031	1,234,000	1,091,510
Series MTN, 3.20%, 1/15/2030	478,000	434,970
Series GMTN, 3.50%, 1/15/2028 (a)	325,000	306,147
Series MTN, 3.50%, 7/1/2027	1,529,000	1,456,525
Series MTN, 4.40%, 1/26/2029	1,581,000	1,529,602
Ventas Realty LP:
2.65%, 1/15/2025	243,000	235,450
3.00%, 1/15/2030	937,000	828,018
3.25%, 10/15/2026	1,635,000	1,548,476
3.50%, 2/1/2025	1,111,000	1,085,691
3.85%, 4/1/2027	1,054,000	1,013,273
4.00%, 3/1/2028	500,000	477,610
4.13%, 1/15/2026	972,000	948,828
4.40%, 1/15/2029 (a)	1,243,000	1,208,929
4.75%, 11/15/2030	610,000	593,689
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	15,897
3.40%, 1/15/2028	81,000	75,112
3.95%, 8/15/2027	250,000	238,990
4.63%, 11/1/2025	66,000	64,822
VICI Properties LP:
4.38%, 5/15/2025	2,547,000	2,504,465
4.75%, 2/15/2028	1,294,000	1,271,950
4.95%, 2/15/2030	1,615,000	1,567,293
5.13%, 5/15/2032	2,109,000	2,057,372
Welltower OP LLC:
2.05%, 1/15/2029	790,000	695,287
2.70%, 2/15/2027	1,510,000	1,417,875
Security Description	Principal Amount	Value
2.75%, 1/15/2031	$ 1,714,000	$ 1,492,054
2.75%, 1/15/2032	1,077,000	916,312
2.80%, 6/1/2031	511,000	446,195
3.10%, 1/15/2030	1,412,000	1,274,627
3.85%, 6/15/2032	580,000	536,494
4.00%, 6/1/2025	1,577,000	1,549,103
4.13%, 3/15/2029 (a)	887,000	855,760
4.25%, 4/1/2026	961,000	946,595
4.25%, 4/15/2028	1,468,000	1,441,297
Weyerhaeuser Co.:
4.00%, 11/15/2029	1,413,000	1,351,436
4.00%, 4/15/2030	1,730,000	1,650,628
4.75%, 5/15/2026	1,390,000	1,382,883
6.95%, 10/1/2027	1,264,000	1,353,908
7.38%, 3/15/2032	1,489,000	1,729,831
WP Carey, Inc.:
2.40%, 2/1/2031	603,000	509,740
2.45%, 2/1/2032	340,000	276,413
3.85%, 7/15/2029 (a)	1,155,000	1,082,963
4.00%, 2/1/2025	1,181,000	1,163,474
4.25%, 10/1/2026	1,243,000	1,213,690
		373,887,985
RETAIL — 2.6%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	464,757
AutoNation, Inc.:
1.95%, 8/1/2028	765,000	658,206
2.40%, 8/1/2031	1,630,000	1,313,095
3.85%, 3/1/2032 (a)	1,612,000	1,435,212
4.50%, 10/1/2025	1,307,000	1,280,468
4.75%, 6/1/2030 (a)	1,692,000	1,632,932
AutoZone, Inc.:
3.13%, 4/21/2026	1,639,000	1,576,997
3.25%, 4/15/2025	1,094,000	1,068,389
3.75%, 6/1/2027	885,000	859,618
3.75%, 4/18/2029 (a)	1,471,000	1,405,835
4.00%, 4/15/2030 (a)	1,318,000	1,267,020
4.50%, 2/1/2028	1,651,000	1,641,953
4.75%, 8/1/2032	1,729,000	1,713,180
5.05%, 7/15/2026	801,000	805,333
6.25%, 11/1/2028 (a)	1,289,000	1,370,052
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	27,000	22,442
4.45%, 10/1/2028 (a)	658,000	654,467
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,784,000	1,619,943
1.60%, 4/20/2030	3,161,000	2,708,661
3.00%, 5/18/2027 (a)	1,585,000	1,526,244
Darden Restaurants, Inc. 6.30%, 10/10/2033 (a)	1,247,000	1,340,999
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	1,612,000	1,373,085
Dollar General Corp.:
3.50%, 4/3/2030 (a)	1,827,000	1,683,708
3.88%, 4/15/2027	1,551,000	1,503,896

See accompanying notes to financial statements.
161

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/1/2028	$ 529,000	$ 517,653
4.15%, 11/1/2025	1,419,000	1,396,211
5.00%, 11/1/2032	1,579,000	1,576,079
5.20%, 7/5/2028	1,707,000	1,731,000
5.45%, 7/5/2033 (a)	1,621,000	1,652,836
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,032,000	876,405
4.00%, 5/15/2025	1,225,000	1,203,268
4.20%, 5/15/2028 (a)	1,827,000	1,787,793
Genuine Parts Co.:
1.88%, 11/1/2030	3,669,000	2,969,138
6.88%, 11/1/2033	1,272,000	1,412,912
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	1,523,000	1,332,991
1.38%, 3/15/2031 (a)	1,385,000	1,132,071
1.50%, 9/15/2028	683,000	605,637
1.88%, 9/15/2031	2,330,000	1,950,163
2.13%, 9/15/2026	1,320,000	1,243,057
2.50%, 4/15/2027	976,000	920,866
2.70%, 4/15/2025 (a)	1,987,000	1,939,531
2.70%, 4/15/2030	1,663,000	1,521,262
2.80%, 9/14/2027	2,706,000	2,574,164
2.88%, 4/15/2027	1,919,000	1,835,178
2.95%, 6/15/2029 (a)	4,171,000	3,924,828
3.00%, 4/1/2026	1,829,000	1,773,435
3.25%, 4/15/2032	1,702,000	1,573,244
3.35%, 9/15/2025 (a)	1,598,000	1,567,702
3.90%, 12/6/2028 (a)	1,725,000	1,700,281
4.00%, 9/15/2025	1,143,000	1,133,033
4.50%, 9/15/2032 (a)	1,679,000	1,712,446
4.90%, 4/15/2029 (a)	1,416,000	1,455,676
4.95%, 9/30/2026	1,517,000	1,538,420
5.13%, 4/30/2025	1,236,000	1,243,156
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	3,189,000	2,801,983
1.70%, 9/15/2028	1,630,000	1,442,224
1.70%, 10/15/2030	2,014,000	1,674,560
2.50%, 4/15/2026	1,774,000	1,690,125
2.63%, 4/1/2031	2,207,000	1,934,215
3.10%, 5/3/2027 (a)	2,251,000	2,157,629
3.35%, 4/1/2027	1,589,000	1,531,605
3.38%, 9/15/2025	1,752,000	1,710,040
3.65%, 4/5/2029	2,185,000	2,106,384
3.75%, 4/1/2032 (a)	2,335,000	2,183,809
4.00%, 4/15/2025	1,577,000	1,556,373
4.40%, 9/8/2025 (a)	979,000	972,627
4.50%, 4/15/2030	1,536,000	1,528,504
4.80%, 4/1/2026	1,687,000	1,688,316
5.00%, 4/15/2033 (a)	2,079,000	2,123,532
5.15%, 7/1/2033 (a)	1,647,000	1,693,034
6.50%, 3/15/2029	978,000	1,061,345
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	1,280,000	1,212,288
Security Description	Principal Amount	Value
Series MTN, 2.13%, 3/1/2030	$ 353,000	$ 308,511
Series MTN, 2.63%, 9/1/2029 (a)	1,722,000	1,576,198
Series MTN, 3.30%, 7/1/2025	1,575,000	1,539,909
Series MTN, 3.38%, 5/26/2025	1,288,000	1,262,961
Series MTN, 3.50%, 3/1/2027	1,748,000	1,701,888
Series MTN, 3.50%, 7/1/2027	1,257,000	1,221,842
Series MTN, 3.60%, 7/1/2030	1,582,000	1,501,445
Series MTN, 3.70%, 1/30/2026	2,319,000	2,280,667
Series MTN, 3.80%, 4/1/2028	1,285,000	1,253,556
Series MTN, 4.60%, 9/9/2032	1,736,000	1,758,655
4.80%, 8/14/2028 (a)	1,990,000	2,027,213
4.95%, 8/14/2033 (a)	1,306,000	1,342,464
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	353,000	287,674
3.55%, 3/15/2026	1,396,000	1,356,214
3.60%, 9/1/2027	869,000	838,133
3.90%, 6/1/2029 (a)	1,431,000	1,381,945
4.20%, 4/1/2030	1,657,000	1,598,889
4.35%, 6/1/2028 (a)	525,000	521,503
4.70%, 6/15/2032 (a)	53,000	52,448
5.75%, 11/20/2026	2,092,000	2,142,020
Ross Stores, Inc.:
0.88%, 4/15/2026 (a)	1,102,000	1,009,807
4.60%, 4/15/2025	469,000	465,440
Starbucks Corp.:
2.00%, 3/12/2027	1,090,000	1,010,321
2.25%, 3/12/2030	1,659,000	1,457,050
2.45%, 6/15/2026	1,564,000	1,488,584
2.55%, 11/15/2030	2,697,000	2,384,903
3.00%, 2/14/2032 (a)	1,427,000	1,279,263
3.50%, 3/1/2028 (a)	1,577,000	1,516,743
3.55%, 8/15/2029 (a)	1,571,000	1,514,507
3.80%, 8/15/2025 (a)	1,656,000	1,626,424
4.00%, 11/15/2028 (a)	315,000	310,247
4.75%, 2/15/2026	1,587,000	1,593,808
4.80%, 2/15/2033	1,427,000	1,456,525
Target Corp.:
1.95%, 1/15/2027 (a)	3,908,000	3,646,320
2.25%, 4/15/2025 (a)	957,000	928,328
2.35%, 2/15/2030	1,712,000	1,530,939
2.50%, 4/15/2026 (a)	464,000	446,837
2.65%, 9/15/2030	909,000	815,164
3.38%, 4/15/2029	856,000	823,943
4.40%, 1/15/2033 (a)	1,465,000	1,478,361
4.50%, 9/15/2032 (a)	908,000	917,361
6.35%, 11/1/2032	329,000	371,770

See accompanying notes to financial statements.
162

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TJX Cos., Inc.:
1.15%, 5/15/2028	$ 200,000	$ 175,248
1.60%, 5/15/2031 (a)	1,004,000	833,953
2.25%, 9/15/2026 (a)	1,303,000	1,235,948
3.88%, 4/15/2030	1,590,000	1,537,069
Tractor Supply Co. 5.25%, 5/15/2033	1,137,000	1,166,767
Walmart, Inc.:
1.05%, 9/17/2026 (a)	1,473,000	1,354,968
1.50%, 9/22/2028 (a)	1,266,000	1,131,525
1.80%, 9/22/2031	1,095,000	928,505
2.38%, 9/24/2029	931,000	848,336
3.05%, 7/8/2026	652,000	632,570
3.25%, 7/8/2029	1,869,000	1,795,025
3.55%, 6/26/2025 (a)	917,000	904,565
3.70%, 6/26/2028 (a)	1,288,000	1,272,170
3.90%, 9/9/2025 (a)	1,196,000	1,185,296
3.90%, 4/15/2028	1,548,000	1,533,774
3.95%, 9/9/2027 (a)	460,000	457,415
4.00%, 4/15/2026	1,305,000	1,298,031
4.00%, 4/15/2030	4,425,000	4,416,238
4.10%, 4/15/2033 (a)	4,474,000	4,420,804
4.15%, 9/9/2032	1,002,000	1,002,030
5.88%, 4/5/2027 (a)	537,000	567,383
7.55%, 2/15/2030	816,000	964,031
		193,483,952
SEMICONDUCTORS — 2.1%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (a)	75,000	72,613
Analog Devices, Inc.:
1.70%, 10/1/2028	1,154,000	1,025,479
2.10%, 10/1/2031 (a)	1,742,000	1,483,923
2.95%, 4/1/2025 (a)	966,000	945,308
3.45%, 6/15/2027	475,000	460,180
3.50%, 12/5/2026	1,581,000	1,545,633
Applied Materials, Inc.:
1.75%, 6/1/2030 (a)	2,045,000	1,741,522
3.30%, 4/1/2027	169,000	163,780
3.90%, 10/1/2025 (a)	850,000	838,550
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.13%, 1/15/2025 (a)	588,000	577,140
3.50%, 1/15/2028	1,353,000	1,297,676
3.88%, 1/15/2027	5,739,000	5,600,690
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	1,661,000	1,492,325
2.45%, 2/15/2031 (e)	6,402,000	5,477,295
2.60%, 2/15/2033 (e)	2,085,000	1,716,601
3.15%, 11/15/2025	1,865,000	1,806,849
3.42%, 4/15/2033 (e)	3,382,000	2,970,952
3.46%, 9/15/2026	886,000	856,195
4.00%, 4/15/2029 (e)	1,249,000	1,206,996
4.11%, 9/15/2028 (a)	1,259,000	1,230,383
4.15%, 11/15/2030	2,944,000	2,812,433
4.15%, 4/15/2032 (e)	2,211,000	2,086,675
Security Description	Principal Amount	Value
4.30%, 11/15/2032	$ 2,930,000	$ 2,809,255
4.75%, 4/15/2029	2,840,000	2,846,049
5.00%, 4/15/2030 (a)	1,387,000	1,408,596
Intel Corp.:
1.60%, 8/12/2028	1,669,000	1,476,581
2.00%, 8/12/2031	1,718,000	1,452,225
2.45%, 11/15/2029	4,296,000	3,869,021
2.60%, 5/19/2026	1,383,000	1,323,766
3.15%, 5/11/2027	1,651,000	1,586,958
3.40%, 3/25/2025	2,258,000	2,220,111
3.70%, 7/29/2025	3,144,000	3,094,388
3.75%, 3/25/2027	1,460,000	1,430,377
3.75%, 8/5/2027 (a)	1,244,000	1,219,095
3.90%, 3/25/2030	2,151,000	2,085,050
4.00%, 8/5/2029 (a)	1,749,000	1,722,030
4.00%, 12/15/2032 (a)	528,000	510,333
4.15%, 8/5/2032 (a)	776,000	758,874
4.88%, 2/10/2026 (a)	1,465,000	1,475,885
4.88%, 2/10/2028 (a)	3,441,000	3,498,568
5.13%, 2/10/2030 (a)	1,738,000	1,803,714
5.20%, 2/10/2033 (a)	4,691,000	4,901,297
KLA Corp.:
4.10%, 3/15/2029 (a)	1,169,000	1,163,576
4.65%, 7/15/2032 (a)	1,567,000	1,602,007
Lam Research Corp.:
1.90%, 6/15/2030	1,148,000	987,544
3.75%, 3/15/2026 (a)	1,460,000	1,434,085
3.80%, 3/15/2025	781,000	771,214
4.00%, 3/15/2029	1,558,000	1,537,606
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,945
Marvell Technology, Inc.:
1.65%, 4/15/2026	450,000	418,950
2.45%, 4/15/2028	1,526,000	1,380,465
2.95%, 4/15/2031	1,933,000	1,689,210
5.75%, 2/15/2029	1,591,000	1,646,112
5.95%, 9/15/2033	1,584,000	1,681,384
Microchip Technology, Inc. 4.25%, 9/1/2025	1,586,200	1,561,725
Micron Technology, Inc.:
2.70%, 4/15/2032	220,000	184,664
4.19%, 2/15/2027 (a)	1,455,000	1,427,180
4.66%, 2/15/2030 (a)	2,163,000	2,119,351
4.98%, 2/6/2026	1,365,000	1,366,010
5.33%, 2/6/2029	1,706,000	1,739,659
5.38%, 4/15/2028 (a)	1,153,000	1,173,823
5.88%, 2/9/2033	1,522,000	1,588,222
6.75%, 11/1/2029	1,948,000	2,105,243
NVIDIA Corp.:
1.55%, 6/15/2028	1,601,000	1,434,016
2.00%, 6/15/2031	1,702,000	1,458,750
2.85%, 4/1/2030	2,535,000	2,344,900
3.20%, 9/16/2026	1,612,000	1,568,992
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	1,798,000	1,806,217

See accompanying notes to financial statements.
163

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	$ 1,706,000	$ 1,451,004
2.65%, 2/15/2032	1,830,000	1,542,525
2.70%, 5/1/2025	536,000	516,495
3.15%, 5/1/2027	602,000	571,713
3.40%, 5/1/2030	844,000	775,484
3.88%, 6/18/2026	1,310,000	1,276,425
4.30%, 6/18/2029	2,249,000	2,185,263
4.40%, 6/1/2027 (a)	520,000	513,724
5.00%, 1/15/2033 (a)	1,554,000	1,551,374
Qorvo, Inc. 4.38%, 10/15/2029	1,733,000	1,652,086
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,198,000	1,060,985
1.65%, 5/20/2032	1,072,000	873,712
2.15%, 5/20/2030	1,542,000	1,360,892
3.25%, 5/20/2027 (a)	3,824,000	3,702,320
3.45%, 5/20/2025	821,000	806,715
4.25%, 5/20/2032 (a)	1,439,000	1,429,661
5.40%, 5/20/2033 (a)	1,646,000	1,778,042
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,345,000	1,253,096
3.00%, 6/1/2031	1,484,500	1,276,299
Texas Instruments, Inc.:
1.13%, 9/15/2026	1,245,000	1,144,093
1.38%, 3/12/2025	565,000	543,699
1.75%, 5/4/2030 (a)	1,437,000	1,242,459
1.90%, 9/15/2031	8,000	6,825
2.25%, 9/4/2029 (a)	1,464,000	1,321,831
2.90%, 11/3/2027	1,182,000	1,128,113
3.65%, 8/16/2032 (a)	1,602,000	1,520,394
4.60%, 2/15/2028 (a)	1,580,000	1,607,413
4.90%, 3/14/2033 (a)	1,068,000	1,108,723
TSMC Arizona Corp.:
1.75%, 10/25/2026	2,099,000	1,936,978
2.50%, 10/25/2031	2,047,000	1,753,174
3.88%, 4/22/2027	1,143,000	1,119,020
4.13%, 4/22/2029	1,558,000	1,530,828
4.25%, 4/22/2032	786,000	771,600
Xilinx, Inc. 2.38%, 6/1/2030	1,576,000	1,395,091
		158,805,277
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,167,000	1,028,069
3.84%, 5/1/2025 (a)	1,709,000	1,673,641
4.20%, 5/1/2030	2,583,000	2,457,182
		5,158,892
SOFTWARE — 2.1%
Adobe, Inc.:
1.90%, 2/1/2025 (a)	446,000	432,513
Security Description	Principal Amount	Value
2.15%, 2/1/2027 (a)	$ 1,585,000	$ 1,486,841
2.30%, 2/1/2030	39,000	34,987
3.25%, 2/1/2025	966,000	949,433
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	1,615,000	1,382,456
2.85%, 1/15/2030	501,000	451,957
3.50%, 6/15/2027 (a)	1,613,000	1,565,820
4.38%, 6/15/2025	476,000	472,506
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,688,000	1,442,886
2.90%, 12/1/2029	1,595,000	1,430,954
3.40%, 6/27/2026	861,000	830,082
Concentrix Corp.:
6.60%, 8/2/2028 (a)	1,608,000	1,657,993
6.65%, 8/2/2026	1,611,000	1,651,098
6.85%, 8/2/2033	1,926,000	1,980,872
Electronic Arts, Inc.:
1.85%, 2/15/2031	4,518,000	3,771,626
4.80%, 3/1/2026	9,000	9,016
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	1,574,000	1,454,974
1.65%, 3/1/2028 (a)	833,000	742,803
3.75%, 5/21/2029	916,000	881,348
4.50%, 7/15/2025	3,942,000	3,905,931
4.70%, 7/15/2027	1,180,000	1,180,295
5.10%, 7/15/2032 (a)	1,467,000	1,500,580
Fiserv, Inc.:
2.25%, 6/1/2027	1,072,000	992,833
2.65%, 6/1/2030	1,533,000	1,350,573
3.20%, 7/1/2026	2,686,000	2,585,409
3.50%, 7/1/2029	4,176,000	3,933,082
3.85%, 6/1/2025 (a)	1,357,000	1,332,683
4.20%, 10/1/2028 (a)	1,699,000	1,663,202
5.38%, 8/21/2028	1,383,000	1,423,729
5.45%, 3/2/2028 (a)	1,628,000	1,678,028
5.60%, 3/2/2033 (a)	1,639,000	1,713,607
5.63%, 8/21/2033	1,805,000	1,890,124
Intuit, Inc.:
0.95%, 7/15/2025	867,000	817,035
1.35%, 7/15/2027 (a)	695,000	627,168
1.65%, 7/15/2030	2,289,000	1,924,339
5.13%, 9/15/2028	1,444,000	1,493,977
5.20%, 9/15/2033	1,924,000	2,016,217
5.25%, 9/15/2026 (a)	1,084,000	1,105,702
Microsoft Corp.:
1.35%, 9/15/2030 (e)	1,243,000	1,034,586
2.40%, 8/8/2026	4,216,000	4,023,455
2.70%, 2/12/2025 (a)	1,932,000	1,890,481
3.13%, 11/3/2025	3,435,000	3,355,549
3.30%, 2/6/2027	4,233,000	4,125,651
3.40%, 9/15/2026 (e)	1,273,000	1,240,691
3.40%, 6/15/2027 (e)	754,000	732,639

See accompanying notes to financial statements.
164

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Oracle Corp.:
1.65%, 3/25/2026	$ 3,860,000	$ 3,599,180
2.30%, 3/25/2028	2,784,000	2,535,612
2.50%, 4/1/2025	5,270,000	5,104,522
2.65%, 7/15/2026	4,509,000	4,277,192
2.80%, 4/1/2027	3,046,000	2,873,566
2.88%, 3/25/2031	6,377,000	5,647,344
2.95%, 5/15/2025	3,630,000	3,526,001
2.95%, 4/1/2030	4,118,000	3,716,701
3.25%, 11/15/2027	3,964,000	3,765,641
3.25%, 5/15/2030 (a)	971,000	890,669
4.50%, 5/6/2028 (a)	1,604,000	1,604,449
4.65%, 5/6/2030	1,586,000	1,578,165
4.90%, 2/6/2033	2,045,000	2,035,327
5.80%, 11/10/2025 (a)	1,406,000	1,429,030
6.15%, 11/9/2029	4,024,000	4,325,518
6.25%, 11/9/2032	3,086,000	3,355,809
Roper Technologies, Inc.:
1.00%, 9/15/2025	1,886,000	1,763,259
1.40%, 9/15/2027	628,000	561,595
1.75%, 2/15/2031	1,366,000	1,124,723
2.00%, 6/30/2030 (a)	884,000	751,250
2.95%, 9/15/2029	1,180,000	1,080,939
3.80%, 12/15/2026	1,223,000	1,196,816
3.85%, 12/15/2025	621,000	609,636
4.20%, 9/15/2028 (a)	788,000	774,754
Salesforce, Inc.:
1.50%, 7/15/2028	1,266,000	1,126,525
1.95%, 7/15/2031	2,230,000	1,904,821
3.70%, 4/11/2028	2,749,000	2,694,212
ServiceNow, Inc. 1.40%, 9/1/2030	1,863,000	1,532,224
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	2,213,000	2,167,102
3.70%, 4/14/2027	658,000	637,378
4.95%, 3/28/2028	1,493,000	1,505,004
5.00%, 3/28/2026	893,000	896,072
VMware LLC:
1.40%, 8/15/2026	1,978,000	1,808,466
1.80%, 8/15/2028 (a)	1,412,000	1,239,199
2.20%, 8/15/2031	2,021,000	1,672,600
3.90%, 8/21/2027	1,691,000	1,643,009
4.50%, 5/15/2025	1,630,000	1,614,303
4.65%, 5/15/2027 (a)	1,527,000	1,513,837
4.70%, 5/15/2030	1,693,000	1,670,534
Workday, Inc.:
3.50%, 4/1/2027 (a)	1,390,000	1,344,158
3.70%, 4/1/2029	1,439,000	1,382,001
3.80%, 4/1/2032 (a)	1,809,000	1,685,681
		158,332,555
TELECOMMUNICATIONS — 3.1%
America Movil SAB de CV:
2.88%, 5/7/2030	1,500,000	1,335,075
3.63%, 4/22/2029	1,678,000	1,585,962
Security Description	Principal Amount	Value
4.70%, 7/21/2032	$ 2,008,000	$ 1,968,583
AT&T, Inc.:
1.65%, 2/1/2028	6,037,000	5,375,888
1.70%, 3/25/2026	5,123,000	4,792,874
2.25%, 2/1/2032	3,920,000	3,243,408
2.30%, 6/1/2027	3,027,000	2,811,024
2.75%, 6/1/2031 (a)	3,628,000	3,178,563
2.95%, 7/15/2026	968,000	923,801
3.80%, 2/15/2027 (a)	1,748,000	1,705,751
3.88%, 1/15/2026	4,890,000	4,791,613
4.10%, 2/15/2028	2,548,000	2,491,358
4.25%, 3/1/2027	1,680,000	1,662,041
4.30%, 2/15/2030	4,988,000	4,882,653
4.35%, 3/1/2029 (a)	4,833,000	4,771,379
5.54%, 2/20/2026	1,801,000	1,802,279
Bell Telephone Co. of Canada or Bell Canada 5.10%, 5/11/2033 (a)	1,855,000	1,901,060
British Telecommunications PLC:
5.13%, 12/4/2028 (a)	1,681,000	1,707,224
9.63%, 12/15/2030	3,898,000	4,824,789
Cisco Systems, Inc.:
2.50%, 9/20/2026 (a)	2,627,000	2,506,211
2.95%, 2/28/2026	287,000	277,919
3.50%, 6/15/2025 (a)	452,000	445,731
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	5,960,000	7,184,720
9.25%, 6/1/2032	1,118,000	1,451,343
Juniper Networks, Inc.:
1.20%, 12/10/2025	456,000	422,530
2.00%, 12/10/2030	1,224,000	990,877
3.75%, 8/15/2029	1,169,000	1,109,510
Koninklijke KPN NV 8.38%, 10/1/2030	1,148,000	1,351,965
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,322,000	1,116,482
2.75%, 5/24/2031	1,098,000	937,648
4.60%, 2/23/2028 (a)	1,272,000	1,265,309
4.60%, 5/23/2029 (a)	1,129,000	1,121,831
5.60%, 6/1/2032	1,715,000	1,771,938
Nokia OYJ 4.38%, 6/12/2027	1,456,000	1,412,276
Orange SA 9.00%, 3/1/2031	3,525,000	4,356,935
Rogers Communications, Inc.:
2.90%, 11/15/2026	830,000	787,587
2.95%, 3/15/2025 (e)	1,000	972
2.95%, 3/15/2025	1,503,000	1,460,751
3.20%, 3/15/2027	1,309,000	1,248,995
3.63%, 12/15/2025	1,606,000	1,559,603
3.80%, 3/15/2032	2,682,000	2,470,202
Sprint Capital Corp.:
6.88%, 11/15/2028	3,853,000	4,176,883
8.75%, 3/15/2032	4,590,000	5,663,876

See accompanying notes to financial statements.
165

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sprint LLC:
7.13%, 6/15/2024	$ 474,000	$ 476,432
7.63%, 2/15/2025	194,000	197,438
7.63%, 3/1/2026	2,233,000	2,332,123
Telefonica Emisiones SA 4.10%, 3/8/2027 (a)	956,000	937,090
Telefonica Europe BV 8.25%, 9/15/2030 (a)	2,640,000	3,096,535
TELUS Corp.:
2.80%, 2/16/2027	674,000	635,346
3.40%, 5/13/2032 (a)	1,656,000	1,476,158
3.70%, 9/15/2027	3,562,000	3,424,115
T-Mobile USA, Inc.:
1.50%, 2/15/2026	1,947,000	1,813,631
2.05%, 2/15/2028	2,744,000	2,476,570
2.25%, 2/15/2026	2,611,000	2,475,254
2.25%, 11/15/2031 (a)	1,517,000	1,262,281
2.40%, 3/15/2029 (a)	1,576,000	1,412,884
2.55%, 2/15/2031	3,370,000	2,901,065
2.63%, 4/15/2026	926,000	881,089
2.63%, 2/15/2029	1,410,000	1,270,072
2.70%, 3/15/2032	2,662,000	2,271,352
2.88%, 2/15/2031	1,376,000	1,211,774
3.38%, 4/15/2029	3,519,000	3,269,397
3.50%, 4/15/2025	5,953,000	5,829,832
3.50%, 4/15/2031	3,286,000	3,005,704
3.75%, 4/15/2027	5,791,000	5,619,586
3.88%, 4/15/2030	9,669,000	9,179,652
4.75%, 2/1/2028 (a)	2,067,000	2,058,959
4.80%, 7/15/2028 (a)	1,805,000	1,819,458
4.95%, 3/15/2028 (a)	1,326,000	1,346,354
5.05%, 7/15/2033	3,842,000	3,875,157
5.20%, 1/15/2033 (a)	2,035,000	2,084,959
5.38%, 4/15/2027	1,408,000	1,413,181
Verizon Communications, Inc.:
0.85%, 11/20/2025 (a)	2,959,000	2,751,130
1.45%, 3/20/2026 (a)	3,421,000	3,186,285
1.50%, 9/18/2030	1,194,000	984,381
1.68%, 10/30/2030	2,254,000	1,857,048
1.75%, 1/20/2031	3,463,000	2,850,049
2.10%, 3/22/2028	4,263,000	3,853,923
2.36%, 3/15/2032	8,082,000	6,728,103
2.55%, 3/21/2031	5,079,500	4,380,662
2.63%, 8/15/2026	2,349,000	2,238,104
3.00%, 3/22/2027	4,674,000	4,444,226
3.15%, 3/22/2030	3,629,000	3,319,628
3.38%, 2/15/2025	1,729,000	1,697,169
3.88%, 2/8/2029	1,627,000	1,577,734
4.02%, 12/3/2029	6,088,000	5,890,262
4.13%, 3/16/2027	3,988,000	3,931,291
4.33%, 9/21/2028	6,004,000	5,942,399
4.50%, 8/10/2033	1,058,000	1,032,375
5.05%, 5/9/2033	430,000	439,107
7.75%, 12/1/2030	1,407,000	1,648,906
Security Description	Principal Amount	Value
Vodafone Group PLC:
4.13%, 5/30/2025	$ 1,946,000	$ 1,921,947
4.38%, 5/30/2028 (a)	1,578,000	1,575,459
6.25%, 11/30/2032	1,434,000	1,562,458
7.88%, 2/15/2030	1,413,000	1,620,259
		236,333,772
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	1,159,000	1,092,763
3.55%, 11/19/2026	1,307,000	1,239,454
3.90%, 11/19/2029 (a)	2,360,000	2,199,544
		4,531,761
TRANSPORTATION — 1.1%
BNSF Funding Trust I 3 mo. USD Term SOFR + 2.35%, 6.61%, 12/15/2055 (b)	374,000	364,601
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	3,017,000	2,950,958
3.25%, 6/15/2027 (a)	200,000	192,902
3.65%, 9/1/2025	994,000	976,665
7.00%, 12/15/2025 (a)	1,168,000	1,220,034
Canadian National Railway Co.:
2.75%, 3/1/2026	1,105,000	1,064,225
3.85%, 8/5/2032	1,477,000	1,404,730
5.85%, 11/1/2033	947,000	1,041,662
6.90%, 7/15/2028	954,000	1,048,942
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	939,000	866,650
2.05%, 3/5/2030	2,756,000	2,362,002
2.45%, 12/2/2031	1,185,000	1,098,602
2.88%, 11/15/2029	1,643,000	1,481,493
2.90%, 2/1/2025	1,638,000	1,595,707
4.00%, 6/1/2028	1,593,000	1,557,699
7.13%, 10/15/2031 (a)	1,061,000	1,205,147
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,144,000	1,107,175
CSX Corp.:
2.40%, 2/15/2030	727,000	643,882
2.60%, 11/1/2026 (a)	1,623,000	1,545,210
3.25%, 6/1/2027	1,411,000	1,360,853
3.35%, 11/1/2025	1,731,000	1,688,573
3.80%, 3/1/2028	1,340,000	1,316,724
4.10%, 11/15/2032	856,000	832,058
4.25%, 3/15/2029 (a)	1,311,000	1,309,453
FedEx Corp.:
2.40%, 5/15/2031 (a)	1,667,000	1,433,120
3.10%, 8/5/2029 (a)	1,543,000	1,429,327
3.25%, 4/1/2026	1,550,000	1,499,346
3.40%, 2/15/2028 (a)	1,121,000	1,075,443
4.20%, 10/17/2028 (a)	485,000	477,002
4.25%, 5/15/2030 (a)	1,422,000	1,392,650

See accompanying notes to financial statements.
166

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	$ 1,049,000	$ 1,026,530
Kirby Corp. 4.20%, 3/1/2028	828,000	798,722
Norfolk Southern Corp.:
2.30%, 5/15/2031	1,220,000	1,052,348
2.55%, 11/1/2029	1,567,000	1,408,091
2.90%, 6/15/2026	1,292,000	1,239,571
3.00%, 3/15/2032	1,232,000	1,095,716
3.15%, 6/1/2027	64,000	61,178
3.65%, 8/1/2025	1,030,000	1,008,854
3.80%, 8/1/2028 (a)	149,000	145,110
4.45%, 3/1/2033 (a)	529,000	522,319
5.05%, 8/1/2030	1,645,000	1,687,161
7.80%, 5/15/2027	467,000	512,803
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	1,492,000	1,401,346
Series MTN, 2.90%, 12/1/2026	534,000	503,909
Series MTN, 3.35%, 9/1/2025	757,000	734,502
Series MTN, 4.30%, 6/15/2027 (a)	137,000	133,917
Series MTN, 4.63%, 6/1/2025	1,603,000	1,591,026
Series MTN, 5.25%, 6/1/2028	1,513,000	1,533,819
Series MTN, 5.65%, 3/1/2028	858,000	883,860
6.30%, 12/1/2028	1,327,000	1,407,244
Union Pacific Corp.:
2.15%, 2/5/2027	1,559,000	1,457,119
2.38%, 5/20/2031 (a)	1,412,000	1,227,861
2.40%, 2/5/2030	1,596,000	1,425,260
2.75%, 3/1/2026 (a)	1,264,000	1,217,927
2.80%, 2/14/2032	1,858,000	1,649,124
3.00%, 4/15/2027 (a)	1,649,000	1,577,582
3.25%, 1/15/2025	504,000	494,127
3.25%, 8/15/2025	1,530,000	1,496,172
3.75%, 7/15/2025	1,463,000	1,439,899
3.95%, 9/10/2028	1,122,000	1,114,561
4.50%, 1/20/2033 (a)	962,000	967,599
4.75%, 2/21/2026	774,000	779,039
6.63%, 2/1/2029	468,000	518,039
United Parcel Service, Inc.:
2.40%, 11/15/2026	680,000	646,898
2.50%, 9/1/2029 (a)	100,000	90,929
3.05%, 11/15/2027 (a)	693,000	664,261
3.90%, 4/1/2025 (a)	3,186,000	3,150,253
4.45%, 4/1/2030	1,470,000	1,485,126
4.88%, 3/3/2033 (a)	1,637,000	1,699,713
		79,392,350
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031 (a)	$ 375,000	$ 298,515
3.25%, 3/30/2025	262,000	254,994
3.25%, 9/15/2026	1,495,000	1,426,155
3.50%, 3/15/2028 (a)	1,837,000	1,726,853
3.50%, 6/1/2032 (a)	1,486,000	1,300,696
3.85%, 3/30/2027 (a)	922,000	885,802
4.70%, 4/1/2029	92,000	91,201
4.90%, 3/15/2033	50,000	49,035
		6,033,251
VENTURE CAPITAL — 0.0% (d)
Hercules Capital, Inc.:
2.63%, 9/16/2026	596,000	537,204
3.38%, 1/20/2027	809,000	735,616
		1,272,820
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030	1,410,000	1,263,430
2.95%, 9/1/2027 (a)	1,089,000	1,029,432
3.40%, 3/1/2025 (a)	1,094,000	1,070,927
3.45%, 6/1/2029	1,670,000	1,577,081
4.45%, 6/1/2032	1,157,000	1,149,977
Essential Utilities, Inc.:
2.40%, 5/1/2031 (a)	1,458,000	1,218,582
2.70%, 4/15/2030	1,515,000	1,326,504
3.57%, 5/1/2029	100,000	93,436
United Utilities PLC 6.88%, 8/15/2028	1,140,000	1,230,345
		9,959,714
TOTAL CORPORATE BONDS & NOTES (Cost $7,569,863,680)		7,414,167,437
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
AUSTRALIA — 0.1%
National Australia Bank Ltd.:
3.50%, 06/09/2025 (a)	1,576,000	1,548,909
5.20%, 05/13/2025	1,395,000	1,401,975
		2,950,884
BRAZIL — 0.0% (d)
Vale Overseas Ltd. 6.13%, 6/12/2033	2,168,000	2,246,156
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,115,832)		5,197,040

See accompanying notes to financial statements.
167

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	39,707,599	$ 39,723,482
State Street Navigator Securities Lending Portfolio II (h) (i)	379,129,285	379,129,285
TOTAL SHORT-TERM INVESTMENTS (Cost $418,852,848)		418,852,767
TOTAL INVESTMENTS — 104.0% (Cost $7,993,832,360)		7,838,217,244
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(298,419,855)
NET ASSETS — 100.0%		$ 7,539,797,389
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$7,414,167,437	$—	$7,414,167,437
Foreign Government Obligations	—	5,197,040	—	5,197,040
Short-Term Investments	418,852,767	—	—	418,852,767
TOTAL INVESTMENTS	$418,852,767	$7,419,364,477	$—	$7,838,217,244

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,957,357	$ 33,964,148	$ 511,100,769	$ 505,334,790	$(6,564)	$(81)	39,707,599	$ 39,723,482	$ 453,451
State Street Navigator Securities Lending Portfolio II	349,399,765	349,399,765	1,195,822,623	1,166,093,103	—	—	379,129,285	379,129,285	862,564
Total		$383,363,913	$1,706,923,392	$1,671,427,893	$(6,564)	$(81)		$418,852,767	$1,316,015
See accompanying notes to financial statements.
168

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$ 20,000	$ 15,246
5.40%, 10/1/2048	270,000	255,876
		271,122
AEROSPACE & DEFENSE — 2.6%
Boeing Co.:
3.25%, 2/1/2035	117,000	98,787
3.38%, 6/15/2046	154,000	113,167
3.50%, 3/1/2039	193,000	153,614
3.55%, 3/1/2038	192,000	156,136
3.60%, 5/1/2034	114,000	100,920
3.63%, 3/1/2048	225,000	166,428
3.65%, 3/1/2047	214,000	157,986
3.75%, 2/1/2050	140,000	109,040
3.83%, 3/1/2059	170,000	126,205
3.85%, 11/1/2048	198,000	153,608
3.90%, 5/1/2049	293,000	231,625
3.95%, 8/1/2059	385,000	295,611
5.71%, 5/1/2040	1,113,000	1,153,569
5.81%, 5/1/2050	1,956,000	2,028,705
5.88%, 2/15/2040	206,000	213,892
5.93%, 5/1/2060	1,268,000	1,316,412
6.63%, 2/15/2038	177,000	197,367
6.88%, 3/15/2039	239,000	273,199
General Dynamics Corp.:
2.85%, 6/1/2041	202,000	155,314
3.60%, 11/15/2042	197,000	166,049
4.25%, 4/1/2040	445,000	415,826
4.25%, 4/1/2050	316,000	293,419
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	219,000	216,497
5.60%, 7/31/2053	260,000	277,701
6.15%, 12/15/2040	197,000	215,764
Lockheed Martin Corp.:
2.80%, 6/15/2050	280,000	200,138
3.80%, 3/1/2045	493,000	424,823
4.07%, 12/15/2042	529,604	478,778
4.09%, 9/15/2052	641,600	570,132
4.15%, 6/15/2053	284,000	254,552
4.30%, 6/15/2062	173,000	155,639
4.70%, 5/15/2046	514,000	503,735
4.75%, 2/15/2034	263,000	267,723
5.20%, 2/15/2055	390,000	410,471
5.70%, 11/15/2054	476,000	536,614
5.72%, 6/1/2040	341,000	371,687
5.90%, 11/15/2063	365,000	426,404
Series B, 6.15%, 9/1/2036	176,000	199,397
Northrop Grumman Corp.:
3.85%, 4/15/2045	93,000	78,019
4.03%, 10/15/2047	612,000	525,861
4.95%, 3/15/2053	395,000	391,872
Security Description	Principal Amount	Value
5.05%, 11/15/2040 (b)	$ 139,000	$ 138,735
5.15%, 5/1/2040	148,000	150,226
5.25%, 5/1/2050	299,000	307,994
RTX Corp.:
2.82%, 9/1/2051	261,000	172,325
3.03%, 3/15/2052	347,000	239,662
3.75%, 11/1/2046	569,000	452,588
4.05%, 5/4/2047	171,000	142,633
4.15%, 5/15/2045	414,000	353,279
4.35%, 4/15/2047	262,000	229,140
4.45%, 11/16/2038	234,382	215,875
4.50%, 6/1/2042	988,000	900,285
4.63%, 11/16/2048	400,000	366,044
4.70%, 12/15/2041	176,000	162,881
4.80%, 12/15/2043	153,000	142,296
4.88%, 10/15/2040	285,000	271,967
5.38%, 2/27/2053	532,000	541,890
5.40%, 5/1/2035	70,000	72,300
5.70%, 4/15/2040	96,000	100,052
6.05%, 6/1/2036	167,000	181,127
6.10%, 3/15/2034	220,000	238,550
6.13%, 7/15/2038	276,000	300,812
6.40%, 3/15/2054	275,000	318,681
		20,582,028
AGRICULTURE — 1.6%
Altria Group, Inc.:
3.40%, 2/4/2041	585,000	429,419
3.70%, 2/4/2051	543,000	383,445
3.88%, 9/16/2046	559,000	420,413
4.00%, 2/4/2061	388,000	283,574
4.25%, 8/9/2042	299,000	243,850
4.45%, 5/6/2050	270,000	214,547
4.50%, 5/2/2043	289,000	240,965
5.38%, 1/31/2044 (b)	673,000	664,615
5.80%, 2/14/2039	669,000	683,163
5.95%, 2/14/2049 (b)	891,000	906,949
6.20%, 2/14/2059	1,000	1,058
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	256,000	211,494
4.02%, 4/16/2043	242,000	207,914
4.50%, 3/15/2049	198,000	185,385
4.54%, 3/26/2042	240,000	224,352
5.38%, 9/15/2035	96,000	102,831
BAT Capital Corp.:
3.73%, 9/25/2040	252,000	185,754
3.98%, 9/25/2050	405,000	286,185
4.39%, 8/15/2037	950,000	796,699
4.54%, 8/15/2047	811,000	623,748
4.76%, 9/6/2049	411,000	326,215
5.28%, 4/2/2050	271,000	232,290
5.65%, 3/16/2052	191,000	173,143
7.08%, 8/2/2043	255,000	271,142
7.08%, 8/2/2053	445,000	476,146
Philip Morris International, Inc.:
3.88%, 8/21/2042	238,000	195,360

See accompanying notes to financial statements.
169

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 3/4/2043	$ 334,000	$ 283,442
4.25%, 11/10/2044	398,000	341,998
4.38%, 11/15/2041	445,000	394,813
4.50%, 3/20/2042	273,000	245,367
4.88%, 11/15/2043	458,000	431,908
6.38%, 5/16/2038	659,000	737,032
Reynolds American, Inc.:
5.70%, 8/15/2035	105,000	103,614
5.85%, 8/15/2045 (b)	723,000	681,124
6.15%, 9/15/2043	276,000	274,835
7.25%, 6/15/2037	234,000	254,831
		12,719,620
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	93,691	78,022
Series 2016-3, Class AA, 3.00%, 4/15/2030	4,706	4,240
Series 2019-1, Class AA, 3.15%, 8/15/2033	93,976	82,658
Series 2016-2, Class AA, 3.20%, 12/15/2029	24,957	22,826
Series 2017-2, Class AA, 3.35%, 4/15/2031	62,507	56,370
Series 2016-1, Class AA, 3.58%, 7/15/2029	56,686	52,598
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,289	1,188
Series 2017-1, Class AA, 3.65%, 8/15/2030	56,273	51,524
Series 2014-1, Class A, 3.70%, 4/1/2028	2,113	1,963
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	109,492	92,423
Series 2020-1, Class A, 4.00%, 5/15/2034	44,203	40,272
U.S. Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/2027	3,413	3,195
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	83,347	70,167
Series 2018-1, Class AA, 3.50%, 9/1/2031	71,398	64,728
Series 2014-2, Class A, 3.75%, 3/3/2028	15,493	14,583
Series 2014-1, Class A, 4.00%, 10/11/2027	39,059	37,057
Series 2019-1, Class AA, 4.15%, 2/25/2033	81,419	75,046
Security Description	Principal Amount	Value
Series 2023-1, Class A, 5.80%, 7/15/2037	$ 185,000	$ 187,836
		936,696
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	237,000	191,273
3.38%, 3/27/2050 (b)	378,000	309,797
3.63%, 5/1/2043	240,000	207,233
3.88%, 11/1/2045	255,000	224,576
		932,879
AUTO MANUFACTURERS — 0.5%
Cummins, Inc.:
2.60%, 9/1/2050	183,000	121,417
4.88%, 10/1/2043	260,000	255,515
Ford Motor Co. 5.29%, 12/8/2046 (b)	750,000	662,647
General Motors Co.:
5.00%, 4/1/2035	104,000	99,304
5.15%, 4/1/2038	298,000	281,875
5.20%, 4/1/2045	447,000	403,020
5.40%, 4/1/2048	251,000	230,082
5.95%, 4/1/2049 (b)	275,000	269,745
6.25%, 10/2/2043	494,000	505,377
6.60%, 4/1/2036	131,000	140,027
6.75%, 4/1/2046	243,000	260,926
General Motors Financial Co., Inc. 6.10%, 1/7/2034 (b)	750,000	771,255
		4,001,190
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	705,000	460,301
4.40%, 10/1/2046	143,000	115,698
5.40%, 3/15/2049 (b)	97,000	90,448
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	379,000	300,384
BorgWarner, Inc. 4.38%, 3/15/2045	257,000	212,421
Lear Corp.:
3.55%, 1/15/2052	189,000	132,128
5.25%, 5/15/2049	265,000	244,966
		1,556,346
BANKS — 7.7%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,583,000	1,135,106
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	623,000	439,595
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,104,000	861,904
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	242,000	186,952

See accompanying notes to financial statements.
170

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	$ 551,000	$ 463,419
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	642,000	563,111
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	2,044,000	1,725,770
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	638,000	575,604
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	1,035,000	908,285
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	807,000	726,841
Series L, 4.75%, 4/21/2045	285,000	260,459
Series MTN, 4.88%, 4/1/2044	161,000	156,758
Series MTN, 5.00%, 1/21/2044	594,000	584,858
Series MTN, 5.88%, 2/7/2042	413,000	445,615
6.11%, 1/29/2037	888,000	948,872
7.75%, 5/14/2038	668,000	812,034
Bank of America NA 6.00%, 10/15/2036	371,000	402,535
Bank of Nova Scotia 5.65%, 2/1/2034	350,000	363,289
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	370,000	274,222
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	469,000	352,407
4.95%, 1/10/2047	332,000	310,928
5.25%, 8/17/2045	460,000	450,791
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	366,000	263,513
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	325,000	280,602
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	322,000	282,072
4.65%, 7/30/2045	296,000	269,330
4.65%, 7/23/2048	804,000	743,861
4.75%, 5/18/2046	580,000	520,173
5.30%, 5/6/2044	271,000	260,610
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	379,000	380,046
5.88%, 1/30/2042	327,000	348,226
6.00%, 10/31/2033	107,000	112,897
6.13%, 8/25/2036	170,000	181,900
6.63%, 6/15/2032	99,000	107,758
Security Description	Principal Amount	Value
6.68%, 9/13/2043	$ 191,000	$ 214,491
8.13%, 7/15/2039	1,209,000	1,560,577
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	550,000	581,971
5.75%, 12/1/2043	458,000	472,610
Fifth Third Bancorp 8.25%, 3/1/2038	252,000	298,020
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	715,000	522,572
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	897,000	686,501
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	710,000	555,696
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	996,000	869,438
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	630,000	571,309
4.75%, 10/21/2045	531,000	503,659
Series MTN, 4.80%, 7/8/2044	718,000	679,766
5.15%, 5/22/2045	596,000	576,535
6.13%, 2/15/2033 (b)	134,000	147,281
6.25%, 2/1/2041	977,000	1,089,062
6.45%, 5/1/2036	164,000	177,330
6.75%, 10/1/2037	1,646,000	1,814,698
HSBC Bank USA NA:
5.63%, 8/15/2035	115,000	114,340
5.88%, 11/1/2034	81,000	83,114
7.00%, 1/15/2039	332,000	384,599
HSBC Holdings PLC:
5.25%, 3/14/2044	517,000	504,887
6.10%, 1/14/2042	373,000	424,332
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,067,000	1,152,701
6.50%, 5/2/2036	161,000	167,609
6.50%, 9/15/2037	855,000	909,600
6.80%, 6/1/2038	715,000	780,453
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	472,000	334,742
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	400,000	309,184
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	644,000	463,345
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	460,000	356,942
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	775,000	687,115
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	741,000	616,571

See accompanying notes to financial statements.
171

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	$ 1,351,000	$ 1,136,313
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	635,000	541,388
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	636,000	563,973
4.85%, 2/1/2044	249,000	244,274
4.95%, 6/1/2045	710,000	678,824
5.40%, 1/6/2042	365,000	378,417
5.60%, 7/15/2041	524,000	556,635
5.63%, 8/16/2043	533,000	558,413
6.40%, 5/15/2038	769,000	881,097
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	497,600	346,499
4.34%, 1/9/2048	565,000	454,322
5.30%, 12/1/2045 (b)	341,000	326,364
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	417,000	365,467
4.15%, 3/7/2039	154,000	141,675
4.29%, 7/26/2038 (b)	67,000	63,044
Mizuho Financial Group, Inc. 1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	122,000	126,591
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	605,000	403,595
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	623,000	481,093
3.97%, 7/22/2038 (c)	604,000	529,551
4.30%, 1/27/2045	778,000	702,635
4.38%, 1/22/2047	644,000	580,469
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	294,000	271,059
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	788,000	851,150
6.38%, 7/24/2042	608,000	704,186
7.25%, 4/1/2032 (b)	116,000	136,766
Regions Bank 6.45%, 6/26/2037	135,000	137,314
Regions Financial Corp. 7.38%, 12/10/2037	176,000	199,901
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	159,000	109,960
2.93%, 9/17/2041 (b)	226,000	169,098
3.05%, 1/14/2042 (b)	142,000	110,078
6.18%, 7/13/2043	325,000	362,060
UBS Group AG 4.88%, 5/15/2045	775,000	738,311
Security Description	Principal Amount	Value
Wachovia Corp. 5.50%, 8/1/2035	$ 241,000	$ 244,073
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,360,000	1,028,242
3.90%, 5/1/2045	350,000	289,313
Series MTN, 4.40%, 6/14/2046	807,000	678,405
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b) (c)	1,249,000	1,128,846
Series MTN, 4.65%, 11/4/2044	728,000	641,193
Series MTN, 4.75%, 12/7/2046	702,000	620,063
Series GMTN, 4.90%, 11/17/2045	807,000	736,081
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,969,000	1,878,111
5.38%, 2/7/2035	97,000	100,681
5.38%, 11/2/2043	752,000	732,049
5.61%, 1/15/2044	930,400	928,214
Wells Fargo Bank NA:
5.85%, 2/1/2037	442,000	464,277
5.95%, 8/26/2036	215,000	222,168
6.60%, 1/15/2038	605,000	673,988
Westpac Banking Corp.:
2.96%, 11/16/2040	297,000	204,844
3.13%, 11/18/2041	485,000	338,414
4.42%, 7/24/2039 (b)	321,000	279,954
		60,350,831
BEVERAGES — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,521,000	1,518,019
4.90%, 2/1/2046	3,406,000	3,360,394
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	395,000	376,293
4.70%, 2/1/2036	158,000	157,950
4.90%, 2/1/2046	660,000	643,434
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	295,000	276,046
4.44%, 10/6/2048	774,000	714,549
4.50%, 6/1/2050	150,000	142,941
4.60%, 4/15/2048	900,000	853,857
4.60%, 6/1/2060	50,000	46,889
4.75%, 4/15/2058	447,000	425,566
4.95%, 1/15/2042	648,000	649,380
5.45%, 1/23/2039	533,000	562,358
5.55%, 1/23/2049	1,510,000	1,628,550
5.80%, 1/23/2059	785,000	880,527
5.88%, 6/15/2035	99,000	108,164
8.00%, 11/15/2039	234,000	303,339

See accompanying notes to financial statements.
172

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
8.20%, 1/15/2039	$ 579,000	$ 773,428
Brown-Forman Corp.:
4.00%, 4/15/2038	93,000	84,279
4.50%, 7/15/2045	140,000	130,271
Coca-Cola Co.:
2.50%, 6/1/2040	231,000	174,777
2.60%, 6/1/2050	402,000	277,159
2.88%, 5/5/2041	458,000	363,368
3.00%, 3/5/2051	495,000	374,185
4.20%, 3/25/2050	102,000	95,101
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	100,000	79,532
5.25%, 11/26/2043	252,000	252,902
Constellation Brands, Inc.:
3.75%, 5/1/2050	133,000	106,247
4.10%, 2/15/2048	121,000	102,840
4.50%, 5/9/2047	223,000	198,686
5.25%, 11/15/2048	173,000	171,320
Diageo Capital PLC:
3.88%, 4/29/2043	222,000	193,415
5.88%, 9/30/2036	168,000	185,244
Diageo Investment Corp.:
4.25%, 5/11/2042	153,000	139,429
7.45%, 4/15/2035	115,000	139,714
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	118,000	87,943
3.80%, 5/1/2050	338,000	274,243
4.42%, 12/15/2046	120,000	106,511
4.50%, 4/15/2052	412,000	376,922
5.09%, 5/25/2048	165,000	162,352
Molson Coors Beverage Co.:
4.20%, 7/15/2046 (b)	751,000	640,903
5.00%, 5/1/2042	311,682	301,359
PepsiCo, Inc.:
2.63%, 10/21/2041	251,000	189,206
2.75%, 10/21/2051	293,000	208,379
2.88%, 10/15/2049	210,000	154,508
3.38%, 7/29/2049	161,000	128,475
3.45%, 10/6/2046	247,000	204,496
3.50%, 3/19/2040	195,000	166,503
3.60%, 8/13/2042	118,000	99,855
3.63%, 3/19/2050	196,000	164,836
3.88%, 3/19/2060	30,000	25,997
4.00%, 3/5/2042	163,000	147,927
4.00%, 5/2/2047	92,000	82,152
4.20%, 7/18/2052	167,000	154,989
4.25%, 10/22/2044	134,000	122,524
4.45%, 4/14/2046	261,000	251,588
4.88%, 11/1/2040	97,000	99,371
5.50%, 1/15/2040	90,000	97,519
		20,738,711
BIOTECHNOLOGY — 1.9%
Amgen, Inc.:
2.77%, 9/1/2053	299,000	192,362
2.80%, 8/15/2041	293,000	213,345
Security Description	Principal Amount	Value
3.00%, 1/15/2052 (b)	$ 364,000	$ 254,916
3.15%, 2/21/2040	550,000	428,500
3.38%, 2/21/2050	654,000	488,165
4.20%, 2/22/2052	155,000	131,124
4.40%, 5/1/2045	689,000	612,500
4.40%, 2/22/2062	538,000	454,901
4.56%, 6/15/2048	226,000	204,001
4.66%, 6/15/2051	1,132,000	1,031,716
4.88%, 3/1/2053	300,000	280,887
4.95%, 10/1/2041	197,000	189,041
5.15%, 11/15/2041	86,000	84,641
5.60%, 3/2/2043	836,000	864,499
5.65%, 6/15/2042	186,000	193,035
5.65%, 3/2/2053	1,607,000	1,694,067
5.75%, 3/15/2040	214,000	222,581
5.75%, 3/2/2063	1,061,000	1,115,949
6.38%, 6/1/2037	116,000	129,105
6.40%, 2/1/2039	174,000	193,909
Baxalta, Inc. 5.25%, 6/23/2045	127,000	126,834
Biogen, Inc.:
3.15%, 5/1/2050	660,000	462,931
3.25%, 2/15/2051	228,000	163,129
5.20%, 9/15/2045	318,000	312,371
Gilead Sciences, Inc.:
2.60%, 10/1/2040	198,000	145,867
2.80%, 10/1/2050	591,000	408,948
4.00%, 9/1/2036	190,000	174,908
4.15%, 3/1/2047	450,000	392,508
4.50%, 2/1/2045	502,000	464,521
4.60%, 9/1/2035	260,000	257,239
4.75%, 3/1/2046	562,000	536,165
4.80%, 4/1/2044	573,000	553,799
5.25%, 10/15/2033	385,000	401,798
5.55%, 10/15/2053	155,000	168,124
5.65%, 12/1/2041	312,000	333,141
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	133,000	87,929
Royalty Pharma PLC:
3.30%, 9/2/2040	484,000	364,883
3.35%, 9/2/2051	249,000	169,240
3.55%, 9/2/2050	432,000	307,467
		14,811,046
CHEMICALS — 1.7%
Air Products & Chemicals, Inc. 2.70%, 5/15/2040	220,000	168,027
Albemarle Corp.:
5.45%, 12/1/2044	187,000	175,570
5.65%, 6/1/2052 (b)	202,000	187,822
CF Industries, Inc.:
4.95%, 6/1/2043	379,000	347,535
5.38%, 3/15/2044	375,000	359,190
Dow Chemical Co.:
3.60%, 11/15/2050	20,000	15,469

See accompanying notes to financial statements.
173

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 10/1/2044	$ 56,000	$ 51,423
4.80%, 5/15/2049	371,000	341,502
5.25%, 11/15/2041	229,000	225,558
5.55%, 11/30/2048	420,000	430,311
6.90%, 5/15/2053	390,000	471,007
7.38%, 11/1/2029	22,000	24,841
9.40%, 5/15/2039	256,000	357,289
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	453,000	465,054
5.42%, 11/15/2048	687,000	717,503
Eastman Chemical Co.:
4.65%, 10/15/2044	334,000	294,511
4.80%, 9/1/2042	284,000	258,295
Ecolab, Inc.:
2.70%, 12/15/2051	420,000	286,982
2.75%, 8/18/2055	210,000	141,811
3.95%, 12/1/2047	192,000	167,862
5.50%, 12/8/2041	268,000	281,424
FMC Corp.:
4.50%, 10/1/2049	337,000	264,872
6.38%, 5/18/2053	316,000	323,916
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	233,000	179,035
5.00%, 9/26/2048	344,000	293,969
Linde, Inc. 3.55%, 11/7/2042	270,000	224,724
Lubrizol Corp. 6.50%, 10/1/2034	116,000	135,988
LYB International Finance BV:
4.88%, 3/15/2044	367,000	339,409
5.25%, 7/15/2043	239,000	228,692
LYB International Finance III LLC:
3.38%, 10/1/2040	251,000	192,876
3.63%, 4/1/2051	459,000	335,102
3.80%, 10/1/2060	195,000	138,842
4.20%, 10/15/2049	335,000	267,266
4.20%, 5/1/2050	461,000	368,459
LyondellBasell Industries NV 4.63%, 2/26/2055	326,000	283,825
Mosaic Co.:
4.88%, 11/15/2041	148,000	132,688
5.63%, 11/15/2043	249,000	245,651
Nutrien Ltd.:
3.95%, 5/13/2050	20,000	16,369
4.13%, 3/15/2035	152,000	140,860
4.90%, 6/1/2043	105,000	98,394
5.00%, 4/1/2049	313,000	297,710
5.25%, 1/15/2045	205,000	198,825
5.63%, 12/1/2040	289,000	290,286
5.80%, 3/27/2053	422,000	452,633
5.88%, 12/1/2036	133,000	139,008
6.13%, 1/15/2041	178,000	189,116
RPM International, Inc.:
4.25%, 1/15/2048	149,000	123,345
Security Description	Principal Amount	Value
5.25%, 6/1/2045	$ 170,000	$ 160,218
Sherwin-Williams Co.:
2.90%, 3/15/2052	165,000	114,183
3.30%, 5/15/2050	238,000	175,323
4.50%, 6/1/2047	440,000	402,666
4.55%, 8/1/2045	210,000	188,328
Westlake Corp.:
2.88%, 8/15/2041	205,000	145,050
3.13%, 8/15/2051	229,000	151,964
3.38%, 8/15/2061	203,000	131,359
4.38%, 11/15/2047	203,000	170,055
5.00%, 8/15/2046	256,000	234,834
		13,544,826
COAL — 0.1%
Teck Resources Ltd.:
5.20%, 3/1/2042	208,000	192,737
5.40%, 2/1/2043	159,000	152,014
6.00%, 8/15/2040	216,000	219,981
6.13%, 10/1/2035	97,000	101,648
6.25%, 7/15/2041	181,000	186,354
		852,734
COMMERCIAL SERVICES — 1.3%
American University Series 2019, 3.67%, 4/1/2049	160,000	129,934
California Institute of Technology:
3.65%, 9/1/2119	162,000	115,198
4.32%, 8/1/2045	134,000	123,644
4.70%, 11/1/2111	219,000	196,404
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	210,000	210,002
Claremont Mckenna College 3.78%, 1/1/2122	191,000	131,437
Duke University Series 2020, 2.68%, 10/1/2044	204,000	152,353
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	4,000	2,614
Series 2020, 2.82%, 6/1/2070	266,000	170,091
George Washington University:
Series 2018, 4.13%, 9/15/2048	231,000	205,812
Series 2014, 4.30%, 9/15/2044	162,000	142,400
Series 2015, 4.87%, 9/15/2045	175,000	170,802
Georgetown University:
Series 20A, 2.94%, 4/1/2050	129,000	89,522
Series B, 4.32%, 4/1/2049	98,000	86,979
5.12%, 4/1/2053 (b)	45,000	46,603

See accompanying notes to financial statements.
174

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.22%, 10/1/2118	$ 198,000	$ 189,989
Global Payments, Inc.:
4.15%, 8/15/2049	349,000	276,649
5.95%, 8/15/2052	406,000	415,354
Howard University Series 22A, 5.21%, 10/1/2052	202,000	184,119
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	101,000	89,468
Leland Stanford Junior University 3.65%, 5/1/2048	98,000	84,490
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	4,000	2,543
Series F, 2.99%, 7/1/2050	181,000	135,665
3.89%, 7/1/2116	291,000	230,906
3.96%, 7/1/2038	11,000	9,971
4.68%, 7/1/2114	270,000	261,336
5.60%, 7/1/2111 (b)	303,000	349,474
Moody's Corp.:
2.75%, 8/19/2041	166,000	121,034
3.25%, 5/20/2050	136,000	100,496
3.75%, 2/25/2052 (b)	147,000	120,531
4.88%, 12/17/2048	101,000	95,482
5.25%, 7/15/2044	164,000	167,088
Northwestern University:
Series 2020, 2.64%, 12/1/2050	146,000	101,336
4.64%, 12/1/2044	113,000	108,242
PayPal Holdings, Inc.:
3.25%, 6/1/2050	267,000	200,277
5.05%, 6/1/2052	531,000	537,016
5.25%, 6/1/2062	239,000	238,089
President & Fellows of Harvard College:
3.30%, 7/15/2056	294,000	224,146
4.88%, 10/15/2040	107,000	108,636
Quanta Services, Inc. 3.05%, 10/1/2041	294,000	216,884
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	20,000	13,248
S&P Global, Inc.:
2.30%, 8/15/2060	294,000	176,632
3.25%, 12/1/2049	286,000	214,886
3.70%, 3/1/2052	411,000	341,105
3.90%, 3/1/2062	177,000	148,586
Thomas Jefferson University 3.85%, 11/1/2057	174,000	129,162
Trustees of Boston College 3.13%, 7/1/2052	188,000	137,759
Trustees of Princeton University 5.70%, 3/1/2039	111,000	123,728
Security Description	Principal Amount	Value
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	$ 157,000	$ 112,911
4.67%, 9/1/2112	189,000	175,095
University of Chicago:
Series C, 2.55%, 4/1/2050	115,000	77,949
Series 20B, 2.76%, 4/1/2045	127,000	98,622
4.00%, 10/1/2053	160,000	141,517
University of Miami Series 2022, 4.06%, 4/1/2052	20,000	17,085
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	166,000	134,711
Series 2015, 3.44%, 2/15/2045	183,000	148,012
University of Southern California:
2.81%, 10/1/2050	120,000	83,479
3.03%, 10/1/2039	164,000	135,441
Series A, 3.23%, 10/1/2120	244,000	154,310
Series 2017, 3.84%, 10/1/2047	129,000	110,179
4.98%, 10/1/2053	140,000	144,322
5.25%, 10/1/2111 (b)	201,000	207,854
Verisk Analytics, Inc.:
3.63%, 5/15/2050	144,000	109,214
5.50%, 6/15/2045	212,000	209,210
Washington University 4.35%, 4/15/2122	281,000	238,409
William Marsh Rice University:
3.57%, 5/15/2045	108,000	90,184
3.77%, 5/15/2055	207,000	172,532
Yale University Series 2020, 2.40%, 4/15/2050	150,000	98,828
		10,487,986
COMPUTERS — 2.2%
Apple, Inc.:
2.55%, 8/20/2060	730,000	482,099
2.65%, 5/11/2050	1,076,000	741,741
2.65%, 2/8/2051	1,194,000	819,669
2.70%, 8/5/2051	664,000	457,649
2.80%, 2/8/2061	822,000	560,119
2.85%, 8/5/2061	625,000	427,875
2.95%, 9/11/2049	645,000	474,314
3.45%, 2/9/2045	612,000	510,659
3.75%, 9/12/2047	469,000	401,652
3.75%, 11/13/2047	602,000	514,806
3.85%, 5/4/2043	967,000	860,775
3.85%, 8/4/2046	819,000	713,988
3.95%, 8/8/2052	716,000	628,175
4.10%, 8/8/2062	594,000	530,163
4.38%, 5/13/2045	803,000	763,468

See accompanying notes to financial statements.
175

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 5/6/2044	$ 238,000	$ 231,453
4.50%, 2/23/2036 (b)	313,000	320,058
4.65%, 2/23/2046	1,524,000	1,503,502
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036	285,000	350,199
8.35%, 7/15/2046	258,000	340,046
Dell, Inc. 6.50%, 4/15/2038	222,000	237,418
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	97,000	106,502
6.35%, 10/15/2045	621,000	670,643
HP, Inc. 6.00%, 9/15/2041 (b)	516,000	544,674
International Business Machines Corp.:
2.85%, 5/15/2040	226,000	168,919
2.95%, 5/15/2050	302,000	208,477
3.43%, 2/9/2052	178,000	132,961
4.00%, 6/20/2042	390,200	340,485
4.15%, 5/15/2039	653,000	593,107
4.25%, 5/15/2049 (b)	1,008,300	885,802
4.70%, 2/19/2046	208,000	196,926
4.90%, 7/27/2052	353,000	339,819
5.10%, 2/6/2053	220,000	221,254
5.60%, 11/30/2039 (b)	261,000	276,960
5.88%, 11/29/2032 (b)	99,000	108,355
6.50%, 1/15/2028	30,000	32,058
7.13%, 12/1/2096	177,000	225,524
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	257,000	193,989
		17,116,283
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
3.58%, 4/5/2050	855,000	670,132
5.90%, 3/15/2034 (d)	160,000	173,176
6.20%, 3/15/2054 (d)	170,000	197,106
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052	259,000	218,295
Johnson Controls International PLC:
4.50%, 2/15/2047	196,000	175,669
4.63%, 7/2/2044	192,000	173,092
4.95%, 7/2/2064 (e)	195,000	178,234
5.13%, 9/14/2045	75,000	72,083
6.00%, 1/15/2036	171,000	183,011
Lafarge SA 7.13%, 7/15/2036	105,000	120,368
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	353,000	262,290
4.25%, 12/15/2047	261,000	230,176
Masco Corp.:
3.13%, 2/15/2051	200,000	140,134
4.50%, 5/15/2047	179,000	154,003
Security Description	Principal Amount	Value
Owens Corning:
4.30%, 7/15/2047	$ 225,000	$ 198,560
4.40%, 1/30/2048	189,000	164,568
7.00%, 12/1/2036	171,000	196,411
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	162,000	174,207
Vulcan Materials Co.:
4.50%, 6/15/2047	277,000	250,480
4.70%, 3/1/2048	315,000	295,350
		4,227,345
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	476,000	492,484
5.10%, 3/22/2043	231,000	240,279
Unilever Capital Corp. 5.00%, 12/8/2033	390,000	405,429
		1,138,192
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 6.25%, 6/15/2033	105,000	109,728
WW Grainger, Inc.:
3.75%, 5/15/2046	281,000	235,287
4.20%, 5/15/2047	165,000	148,825
4.60%, 6/15/2045	337,000	325,303
		819,143
DIVERSIFIED FINANCIAL SERVICES — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.85%, 10/29/2041	613,000	495,752
Ally Financial, Inc. 8.00%, 11/1/2031	106,000	116,117
American Express Co. 4.05%, 12/3/2042	287,000	259,419
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	131,000	91,188
Brookfield Finance, Inc.:
3.50%, 3/30/2051	158,000	115,615
3.63%, 2/15/2052	113,000	81,317
4.70%, 9/20/2047	245,000	213,758
CI Financial Corp. 4.10%, 6/15/2051	453,000	266,844
CME Group, Inc.:
4.15%, 6/15/2048	358,000	325,264
5.30%, 9/15/2043	441,000	469,348
Credit Suisse USA, Inc. 7.13%, 7/15/2032	115,000	131,110
Franklin Resources, Inc. 2.95%, 8/12/2051	119,000	75,698
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	258,000	192,558

See accompanying notes to financial statements.
176

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/15/2050	$ 354,000	$ 253,414
3.00%, 9/15/2060	494,000	334,448
4.25%, 9/21/2048	404,000	362,638
4.95%, 6/15/2052 (b)	456,000	456,150
5.20%, 6/15/2062	426,000	436,083
Invesco Finance PLC 5.38%, 11/30/2043	145,000	143,752
Jefferies Financial Group, Inc.:
6.25%, 1/15/2036	110,000	115,666
6.50%, 1/20/2043	128,000	135,032
Legg Mason, Inc. 5.63%, 1/15/2044	206,000	211,090
Mastercard, Inc.:
3.65%, 6/1/2049	353,000	298,631
3.80%, 11/21/2046	131,000	114,824
3.85%, 3/26/2050	505,000	442,400
3.95%, 2/26/2048	151,000	135,388
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	111,892
3.25%, 4/28/2050	161,000	113,911
3.95%, 3/7/2052	161,000	127,700
5.55%, 2/15/2034	240,000	249,773
5.95%, 8/15/2053	340,000	366,105
6.10%, 6/28/2063	381,000	413,568
Raymond James Financial, Inc.:
3.75%, 4/1/2051	244,000	184,191
4.95%, 7/15/2046	244,000	227,972
Visa, Inc.:
2.70%, 4/15/2040	451,478	349,065
3.65%, 9/15/2047	365,000	307,710
4.15%, 12/14/2035	299,000	293,190
4.30%, 12/14/2045	1,352,000	1,261,119
Voya Financial, Inc.:
4.80%, 6/15/2046	136,000	118,332
5.70%, 7/15/2043	95,000	93,979
Western Union Co. 6.20%, 11/17/2036	326,000	337,971
		10,829,982
ELECTRIC — 12.0%
AEP Texas, Inc.:
3.45%, 5/15/2051	111,000	79,643
3.80%, 10/1/2047	220,000	166,054
Series G, 4.15%, 5/1/2049	150,000	120,726
AEP Transmission Co. LLC:
3.15%, 9/15/2049	97,000	69,481
Series M, 3.65%, 4/1/2050	50,000	39,479
3.75%, 12/1/2047	223,000	177,987
3.80%, 6/15/2049	181,000	143,801
4.00%, 12/1/2046	129,000	108,703
4.25%, 9/15/2048	172,000	148,553
Series O, 4.50%, 6/15/2052	164,000	148,782
5.40%, 3/15/2053	210,000	218,770
Alabama Power Co.:
3.00%, 3/15/2052	305,000	213,268
3.13%, 7/15/2051	230,000	164,434
Security Description	Principal Amount	Value
3.45%, 10/1/2049	$ 276,000	$ 209,421
Series B, 3.70%, 12/1/2047	316,000	251,324
3.75%, 3/1/2045	359,000	292,797
3.85%, 12/1/2042	124,000	104,676
4.15%, 8/15/2044	236,000	203,390
4.30%, 1/2/2046	233,000	203,884
Series A, 4.30%, 7/15/2048	258,000	224,733
6.00%, 3/1/2039	214,000	229,609
6.13%, 5/15/2038	150,000	161,189
Ameren Illinois Co.:
3.70%, 12/1/2047	220,000	179,901
4.15%, 3/15/2046	162,000	140,060
5.90%, 12/1/2052	206,000	230,640
American Electric Power Co., Inc. 3.25%, 3/1/2050	115,000	82,078
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	196,000	147,020
4.40%, 5/15/2044	203,000	169,765
4.45%, 6/1/2045	179,000	151,498
Series Y, 4.50%, 3/1/2049	239,000	202,744
7.00%, 4/1/2038	219,000	253,315
Arizona Public Service Co.:
2.65%, 9/15/2050	30,000	18,503
3.35%, 5/15/2050	198,000	141,321
3.50%, 12/1/2049	163,000	116,291
3.75%, 5/15/2046	170,000	129,715
4.20%, 8/15/2048	115,000	93,229
4.25%, 3/1/2049	141,000	113,822
4.35%, 11/15/2045	135,000	113,728
4.50%, 4/1/2042	193,000	168,944
5.05%, 9/1/2041	166,000	157,303
Avista Corp.:
4.00%, 4/1/2052	208,000	165,944
4.35%, 6/1/2048	167,000	141,062
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	85,000	58,267
3.20%, 9/15/2049	251,000	183,022
3.50%, 8/15/2046	303,000	233,452
3.75%, 8/15/2047	213,000	170,630
4.25%, 9/15/2048	203,000	175,969
4.55%, 6/1/2052	321,000	294,517
5.40%, 6/1/2053	330,000	341,659
6.35%, 10/1/2036	20,000	21,942
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	372,000	251,948
3.80%, 7/15/2048	270,000	214,199
4.25%, 10/15/2050	345,000	292,732
4.45%, 1/15/2049	283,000	248,250
4.50%, 2/1/2045	10,000	9,268
4.60%, 5/1/2053	368,000	328,433
5.15%, 11/15/2043	311,000	307,479
5.95%, 5/15/2037	246,000	262,443
6.13%, 4/1/2036	368,000	398,816

See accompanying notes to financial statements.
177

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Black Hills Corp.:
3.88%, 10/15/2049	$ 146,000	$ 109,237
4.20%, 9/15/2046 (b)	142,000	114,157
6.15%, 5/15/2034	195,000	203,847
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	120,000	84,512
Series AF, 3.35%, 4/1/2051	277,000	210,761
3.55%, 8/1/2042	141,000	114,327
3.95%, 3/1/2048	228,000	193,987
Series AC, 4.25%, 2/1/2049	178,000	157,138
Series AJ, 4.85%, 10/1/2052	202,000	197,546
5.30%, 4/1/2053	150,000	157,199
CenterPoint Energy, Inc. 3.70%, 9/1/2049	156,000	117,686
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	235,000	198,225
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	132,000	135,047
CMS Energy Corp. 4.88%, 3/1/2044	169,000	160,611
Commonwealth Edison Co.:
3.00%, 3/1/2050	202,000	140,842
Series 130, 3.13%, 3/15/2051	286,000	202,834
Series 127, 3.20%, 11/15/2049	184,000	132,281
3.65%, 6/15/2046	267,000	211,309
3.70%, 3/1/2045	53,000	42,865
Series 123, 3.75%, 8/15/2047	331,000	267,392
3.80%, 10/1/2042	117,000	97,543
4.00%, 3/1/2048	276,000	234,327
4.00%, 3/1/2049	281,000	236,315
4.35%, 11/15/2045	184,000	161,320
4.60%, 8/15/2043	159,000	147,352
4.70%, 1/15/2044	205,000	191,046
5.30%, 2/1/2053	232,000	236,359
Series 103, 5.90%, 3/15/2036	226,000	244,534
6.45%, 1/15/2038	187,000	206,882
Connecticut Light & Power Co.:
Series A, 4.15%, 6/1/2045	135,000	119,611
4.30%, 4/15/2044	207,000	183,394
5.25%, 1/15/2053	136,000	138,846
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	80,000	52,155
3.20%, 12/1/2051	345,000	245,019
3.60%, 6/15/2061	134,000	100,981
3.70%, 11/15/2059	68,000	51,193
3.85%, 6/15/2046	120,000	97,891
Series 2017, 3.88%, 6/15/2047	233,000	189,375
3.95%, 3/1/2043	277,000	235,890
Security Description	Principal Amount	Value
Series 20B, 3.95%, 4/1/2050	$ 146,000	$ 122,196
Series C, 4.00%, 11/15/2057	174,000	143,771
Series A, 4.13%, 5/15/2049	185,000	155,165
Series 12-A, 4.20%, 3/15/2042	149,000	128,994
Series C, 4.30%, 12/1/2056	144,000	121,046
4.50%, 12/1/2045	414,000	369,354
4.50%, 5/15/2058	263,000	228,731
4.63%, 12/1/2054	219,000	197,558
Series E, 4.65%, 12/1/2048	155,000	141,298
Series 2005-A, 5.30%, 3/1/2035	98,000	100,029
5.50%, 3/15/2034	500,000	525,555
Series 09-C, 5.50%, 12/1/2039	290,000	292,851
5.70%, 6/15/2040	232,000	240,964
Series 06-A, 5.85%, 3/15/2036	562,000	593,568
5.90%, 11/15/2053	175,000	193,104
6.15%, 11/15/2052	290,000	329,628
Series 2007-A, 6.30%, 8/15/2037	142,000	155,604
Series 08-B, 6.75%, 4/1/2038	378,000	432,806
Constellation Energy Generation LLC:
5.60%, 6/15/2042	300,000	300,144
5.75%, 10/1/2041	221,000	221,404
6.13%, 1/15/2034	120,000	128,617
6.25%, 10/1/2039	317,000	339,624
6.50%, 10/1/2053	65,000	73,449
Consumers Energy Co.:
2.50%, 5/1/2060	340,000	208,570
3.10%, 8/15/2050	256,000	189,015
3.75%, 2/15/2050	120,000	99,074
3.95%, 5/15/2043	111,000	95,219
4.05%, 5/15/2048	222,000	194,330
4.20%, 9/1/2052	204,000	179,547
4.35%, 4/15/2049	161,000	145,038
Dayton Power & Light Co. 3.95%, 6/15/2049	169,000	129,927
Delmarva Power & Light Co. 4.15%, 5/15/2045	108,000	90,405
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	186,000	170,311
5.10%, 6/1/2065	174,000	166,283
5.45%, 2/1/2041	218,000	221,608
6.05%, 1/15/2038	141,000	152,989
6.25%, 10/15/2053	205,000	236,010
6.63%, 2/1/2032	36,000	40,759
Dominion Energy, Inc.:
Series C, 4.05%, 9/15/2042	178,000	145,054
Series B, 4.85%, 8/15/2052	227,000	209,537
Series C, 4.90%, 8/1/2041	129,000	119,231
Series B, 5.95%, 6/15/2035	100,000	105,330

See accompanying notes to financial statements.
178

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 6/15/2038	$ 160,000	$ 180,317
DTE Electric Co.:
2.95%, 3/1/2050	138,000	96,836
Series B, 3.25%, 4/1/2051	87,000	63,820
3.70%, 3/15/2045	176,000	143,178
3.70%, 6/1/2046	202,000	162,465
3.75%, 8/15/2047	261,000	208,949
Series A, 4.00%, 4/1/2043	95,000	81,361
Series A, 4.05%, 5/15/2048	261,000	222,683
4.30%, 7/1/2044	134,000	119,746
5.40%, 4/1/2053	272,000	285,839
Duke Energy Carolinas LLC:
3.55%, 3/15/2052	130,000	99,658
3.70%, 12/1/2047	270,000	212,471
3.75%, 6/1/2045	223,000	178,679
3.88%, 3/15/2046	260,000	211,164
3.95%, 3/15/2048	306,000	253,148
4.00%, 9/30/2042	245,000	209,453
4.25%, 12/15/2041	196,000	173,568
5.30%, 2/15/2040	222,000	224,537
5.35%, 1/15/2053	460,000	472,075
5.40%, 1/15/2054	220,000	227,295
6.00%, 1/15/2038	159,000	171,316
6.05%, 4/15/2038	310,000	336,803
6.10%, 6/1/2037	125,000	134,403
Duke Energy Corp.:
3.75%, 9/1/2046	447,000	346,081
3.95%, 8/15/2047	186,000	147,440
4.20%, 6/15/2049	210,000	172,395
4.80%, 12/15/2045	166,000	151,990
5.00%, 8/15/2052	236,000	220,686
6.10%, 9/15/2053	290,000	315,311
Duke Energy Florida LLC:
3.00%, 12/15/2051	38,000	26,006
3.40%, 10/1/2046	211,000	158,467
3.85%, 11/15/2042	206,000	170,072
4.20%, 7/15/2048	151,000	130,903
5.65%, 4/1/2040	170,000	176,679
5.95%, 11/15/2052	224,000	246,165
6.20%, 11/15/2053	255,000	291,812
6.35%, 9/15/2037	215,000	238,917
6.40%, 6/15/2038	284,000	318,009
Duke Energy Indiana LLC:
2.75%, 4/1/2050	279,000	180,831
Series YYY, 3.25%, 10/1/2049	231,000	168,053
3.75%, 5/15/2046	180,000	143,833
Series WWW, 4.90%, 7/15/2043	163,000	156,814
5.40%, 4/1/2053	252,000	256,906
6.12%, 10/15/2035	80,000	85,522
6.35%, 8/15/2038	248,000	275,883
6.45%, 4/1/2039	243,000	271,650
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	132,000	104,199
Security Description	Principal Amount	Value
4.30%, 2/1/2049	$ 220,000	$ 187,273
5.65%, 4/1/2053	250,000	263,288
Duke Energy Progress LLC:
2.90%, 8/15/2051	15,000	10,136
3.60%, 9/15/2047	375,000	289,024
3.70%, 10/15/2046	152,000	119,078
4.00%, 4/1/2052	188,000	155,860
4.10%, 5/15/2042	125,000	108,139
4.10%, 3/15/2043	289,000	246,095
4.15%, 12/1/2044	229,000	195,543
4.20%, 8/15/2045	229,000	196,100
4.38%, 3/30/2044	200,000	177,590
5.35%, 3/15/2053	389,000	394,979
6.30%, 4/1/2038	308,000	340,312
El Paso Electric Co.:
5.00%, 12/1/2044	168,000	141,422
6.00%, 5/15/2035	99,000	100,519
Emera U.S. Finance LP:
2.64%, 6/15/2031	26,000	21,330
4.75%, 6/15/2046	530,000	436,699
Entergy Arkansas LLC:
2.65%, 6/15/2051	242,000	152,491
3.35%, 6/15/2052	167,000	120,958
4.20%, 4/1/2049	135,000	115,779
Entergy Corp. 3.75%, 6/15/2050	20,000	15,098
Entergy Louisiana LLC:
2.90%, 3/15/2051	279,000	186,210
3.10%, 6/15/2041	142,000	107,406
4.20%, 9/1/2048	364,000	304,220
4.20%, 4/1/2050	216,000	183,583
4.75%, 9/15/2052	246,000	226,293
Entergy Mississippi LLC:
3.50%, 6/1/2051	200,000	149,062
3.85%, 6/1/2049	178,000	142,838
5.00%, 9/1/2033	60,000	60,387
Entergy Texas, Inc.:
3.55%, 9/30/2049	135,000	102,256
4.50%, 3/30/2039	189,000	173,224
5.00%, 9/15/2052	172,000	164,098
5.80%, 9/1/2053	175,000	188,181
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	166,000	117,477
3.45%, 4/15/2050	146,000	107,100
4.10%, 4/1/2043	162,000	136,624
4.13%, 3/1/2042 (b)	128,000	110,263
4.25%, 12/1/2045	209,000	177,075
5.70%, 3/15/2053	177,000	184,930
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	176,000	144,832
4.20%, 6/15/2047	121,000	102,389
4.20%, 3/15/2048	40,000	33,733
5.30%, 10/1/2041	160,000	158,405
Series B, 6.05%, 11/15/2035	30,000	31,610

See accompanying notes to financial statements.
179

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Exelon Corp.:
4.10%, 3/15/2052	$ 271,000	$ 220,196
4.45%, 4/15/2046	234,000	203,482
4.70%, 4/15/2050	299,000	270,164
4.95%, 6/15/2035	67,000	64,337
5.10%, 6/15/2045	304,000	287,371
5.60%, 3/15/2053	192,000	195,358
5.63%, 6/15/2035	98,000	100,981
Florida Power & Light Co.:
2.88%, 12/4/2051	320,000	222,128
3.15%, 10/1/2049	378,000	278,658
3.70%, 12/1/2047	354,000	287,006
3.80%, 12/15/2042	194,000	169,734
3.95%, 3/1/2048	415,000	354,032
3.99%, 3/1/2049	321,000	274,776
4.05%, 6/1/2042	312,000	276,560
4.05%, 10/1/2044	279,000	244,100
4.13%, 2/1/2042	301,000	271,087
4.13%, 6/1/2048	223,000	194,902
5.25%, 2/1/2041	176,000	179,640
5.30%, 4/1/2053	317,000	332,406
5.63%, 4/1/2034	97,000	104,202
5.65%, 2/1/2037	210,000	222,907
5.69%, 3/1/2040	228,000	246,372
5.95%, 2/1/2038	243,000	265,587
5.96%, 4/1/2039	210,000	232,730
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	40,000	29,037
4.30%, 3/15/2042	386,000	342,216
4.30%, 3/15/2043	166,000	144,495
Series 2010-C, 4.75%, 9/1/2040	132,000	123,049
5.13%, 5/15/2052	220,000	218,126
Iberdrola International BV 6.75%, 7/15/2036	191,000	221,896
Idaho Power Co.:
Series MTN, 5.50%, 3/15/2053	172,000	177,523
Series MTN, 5.80%, 4/1/2054	305,000	326,496
Indiana Michigan Power Co.:
3.25%, 5/1/2051	132,000	94,186
Series L, 3.75%, 7/1/2047	154,000	117,842
4.25%, 8/15/2048	137,000	115,364
Series K, 4.55%, 3/15/2046	238,000	213,169
5.63%, 4/1/2053	272,000	286,258
Series H, 6.05%, 3/15/2037	226,000	241,097
Interstate Power & Light Co.:
3.70%, 9/15/2046	134,000	102,387
5.70%, 10/15/2033	70,000	73,689
6.25%, 7/15/2039	129,000	139,355
ITC Holdings Corp. 5.30%, 7/1/2043	155,000	149,682
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	22,142
Security Description	Principal Amount	Value
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	$ 90,999	$ 85,487
Kentucky Utilities Co.:
3.30%, 6/1/2050	280,000	204,764
4.38%, 10/1/2045	281,000	243,172
5.13%, 11/1/2040	299,000	291,812
Louisville Gas & Electric Co. 4.25%, 4/1/2049	286,000	243,103
MidAmerican Energy Co.:
3.15%, 4/15/2050	343,000	246,610
3.65%, 8/1/2048	274,000	218,153
3.95%, 8/1/2047	265,000	221,323
4.25%, 5/1/2046	202,000	176,263
4.25%, 7/15/2049	420,000	367,605
4.40%, 10/15/2044	250,000	223,703
Series MTN, 5.75%, 11/1/2035	51,000	54,305
Series MTN, 5.80%, 10/15/2036	110,000	117,880
5.85%, 9/15/2054	115,000	127,396
6.75%, 12/30/2031	43,000	48,960
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	203,000	173,461
National Grid USA 5.80%, 4/1/2035	101,000	102,608
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049	228,000	198,802
4.40%, 11/1/2048	154,000	134,750
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	240,000	166,332
Series GG, 5.90%, 5/1/2053	190,000	204,250
6.00%, 3/15/2054	210,000	230,435
Series N, 6.65%, 4/1/2036	67,000	73,711
Series R, 6.75%, 7/1/2037	63,000	71,588
Northern States Power Co.:
3.40%, 8/15/2042	142,000	113,026
3.60%, 5/15/2046	176,000	138,616
4.00%, 8/15/2045	205,000	170,583
4.13%, 5/15/2044	111,000	96,301
5.10%, 5/15/2053	310,000	314,132
5.35%, 11/1/2039	130,000	133,342
6.20%, 7/1/2037	161,000	176,982
6.25%, 6/1/2036	161,000	178,048
NorthWestern Corp. 4.18%, 11/15/2044	225,000	186,334
NSTAR Electric Co.:
3.10%, 6/1/2051	132,000	93,440
4.40%, 3/1/2044	98,000	88,790
4.55%, 6/1/2052	204,000	186,230
4.95%, 9/15/2052	146,000	142,639
5.50%, 3/15/2040	129,000	130,996
Oglethorpe Power Corp.:
3.75%, 8/1/2050	104,000	78,256

See accompanying notes to financial statements.
180

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 10/1/2048	$ 231,000	$ 212,769
5.25%, 9/1/2050	143,000	135,482
5.38%, 11/1/2040	214,000	206,011
5.95%, 11/1/2039	164,000	167,790
6.20%, 12/1/2053 (d)	270,000	290,539
Ohio Edison Co. 6.88%, 7/15/2036	65,000	73,074
Ohio Power Co.:
Series R, 2.90%, 10/1/2051	10,000	6,792
4.00%, 6/1/2049	143,000	116,778
4.15%, 4/1/2048	196,000	164,079
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	113,000	89,358
4.15%, 4/1/2047	139,000	116,508
5.60%, 4/1/2053	172,000	180,481
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	140,000	100,534
3.70%, 5/15/2050	120,000	97,240
3.80%, 9/30/2047	163,000	131,569
3.80%, 6/1/2049	100,000	82,112
4.10%, 11/15/2048	160,000	138,907
4.55%, 12/1/2041	65,000	60,938
4.60%, 6/1/2052	192,000	178,785
4.95%, 9/15/2052	192,000	189,043
4.95%, 9/15/2052 (d)	225,000	220,685
5.25%, 9/30/2040	150,000	153,200
5.30%, 6/1/2042	112,000	119,752
5.35%, 10/1/2052	185,000	192,049
7.25%, 1/15/2033	31,000	36,133
7.50%, 9/1/2038	148,000	181,485
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	271,000	198,632
3.50%, 8/1/2050	502,000	347,831
3.75%, 8/15/2042	227,000	167,290
3.95%, 12/1/2047	492,000	361,664
4.00%, 12/1/2046	321,000	235,049
4.20%, 6/1/2041	251,000	201,023
4.25%, 3/15/2046	200,000	154,104
4.30%, 3/15/2045	388,000	303,404
4.45%, 4/15/2042	333,000	267,209
4.50%, 7/1/2040	638,000	538,950
4.60%, 6/15/2043	274,000	225,488
4.75%, 2/15/2044	263,000	219,784
4.95%, 7/1/2050	880,000	754,662
5.25%, 3/1/2052	268,000	239,008
6.70%, 4/1/2053	240,000	261,242
6.75%, 1/15/2053	466,000	508,220
6.95%, 3/15/2034	195,000	214,687
PacifiCorp:
2.90%, 6/15/2052	342,000	220,204
3.30%, 3/15/2051	322,000	223,738
4.10%, 2/1/2042	207,000	172,007
4.13%, 1/15/2049	313,000	254,103
4.15%, 2/15/2050	320,000	259,786
Security Description	Principal Amount	Value
5.25%, 6/15/2035	$ 139,000	$ 139,238
5.35%, 12/1/2053	419,000	402,936
5.50%, 5/15/2054	365,000	358,561
5.75%, 4/1/2037	272,000	279,284
6.00%, 1/15/2039	279,000	292,593
6.10%, 8/1/2036	135,000	144,397
6.25%, 10/15/2037	295,000	316,390
6.35%, 7/15/2038	144,000	155,426
7.70%, 11/15/2031	1,000	1,168
PECO Energy Co.:
2.80%, 6/15/2050	176,000	120,139
2.85%, 9/15/2051	50,000	33,505
3.70%, 9/15/2047	167,000	135,240
4.15%, 10/1/2044	145,000	126,484
4.38%, 8/15/2052	130,000	117,135
4.60%, 5/15/2052	229,000	215,471
Potomac Electric Power Co. 6.50%, 11/15/2037	182,000	208,463
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	134,000	117,160
4.15%, 10/1/2045	110,000	95,407
4.15%, 6/15/2048	89,000	78,453
5.25%, 5/15/2053	297,000	306,691
6.25%, 5/15/2039	131,000	147,059
Progress Energy, Inc.:
6.00%, 12/1/2039	235,000	246,524
7.00%, 10/30/2031	22,000	24,854
7.75%, 3/1/2031	18,000	20,795
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051	239,000	151,280
Series 34, 3.20%, 3/1/2050	212,000	151,220
3.60%, 9/15/2042	170,000	134,594
3.80%, 6/15/2047	202,000	160,857
4.05%, 9/15/2049	238,000	193,777
4.10%, 6/15/2048	185,000	150,938
4.30%, 3/15/2044	215,000	185,846
Series 39, 4.50%, 6/1/2052	244,000	213,673
5.25%, 4/1/2053	358,000	357,048
Series 17, 6.25%, 9/1/2037	200,000	217,582
6.50%, 8/1/2038	63,000	70,643
Public Service Co. of New Hampshire 5.35%, 10/1/2033	420,000	440,164
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	107,000	73,550
Public Service Electric & Gas Co.:
Series MTN, 3.15%, 1/1/2050	133,000	97,752
Series MTN, 3.60%, 12/1/2047	134,000	108,470
Series MTN, 3.65%, 9/1/2042	28,000	23,323
Series MTN, 3.85%, 5/1/2049	158,000	131,744

See accompanying notes to financial statements.
181

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.95%, 5/1/2042	$ 177,000	$ 152,776
Series MTN, 4.15%, 11/1/2045	53,000	44,517
5.45%, 8/1/2053	405,000	437,708
Series MTN, 5.50%, 3/1/2040	125,000	129,688
Series MTN, 5.80%, 5/1/2037	56,000	59,289
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	97,000	64,992
3.25%, 9/15/2049	164,000	116,581
4.22%, 6/15/2048	244,000	207,434
4.30%, 5/20/2045	162,000	138,565
5.45%, 6/1/2053	185,000	192,256
5.64%, 4/15/2041	110,000	112,528
5.76%, 10/1/2039	148,000	152,878
5.80%, 3/15/2040	125,000	129,424
6.27%, 3/15/2037	119,000	128,769
San Diego Gas & Electric Co.:
Series WWW, 2.95%, 8/15/2051	311,000	218,117
Series UUU, 3.32%, 4/15/2050	232,000	165,778
3.70%, 3/15/2052	261,000	202,494
Series RRR, 3.75%, 6/1/2047	246,000	198,219
4.10%, 6/15/2049	140,000	116,144
4.15%, 5/15/2048	199,000	170,139
4.50%, 8/15/2040	116,000	106,640
5.35%, 4/1/2053	362,000	367,770
6.00%, 6/1/2039	150,000	161,481
Sempra:
4.00%, 2/1/2048	229,000	188,552
6.00%, 10/15/2039	209,000	220,159
Sierra Pacific Power Co. 5.90%, 3/15/2054 (d)	180,000	191,223
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	448	419
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	179,000	121,915
3.45%, 2/1/2052	287,000	209,662
Series C, 3.60%, 2/1/2045	224,000	173,748
3.65%, 2/1/2050	415,000	321,691
Series H, 3.65%, 6/1/2051	231,000	173,952
Series 2013-A, 3.90%, 3/15/2043	211,000	172,879
4.00%, 4/1/2047	598,000	490,563
4.05%, 3/15/2042	131,000	110,497
Series C, 4.13%, 3/1/2048	429,000	361,724
4.50%, 9/1/2040	173,000	155,203
4.65%, 10/1/2043	160,000	145,842
Series B, 4.88%, 3/1/2049	248,000	228,780
Series 2005-E, 5.35%, 7/15/2035	122,000	125,731
Security Description	Principal Amount	Value
Series E, 5.45%, 6/1/2052	$ 180,000	$ 178,978
5.50%, 3/15/2040	210,000	212,381
Series 2006-E, 5.55%, 1/15/2037	158,000	158,929
Series 2006-A, 5.63%, 2/1/2036	165,000	168,381
5.70%, 3/1/2053	197,000	207,504
Series 2004-G, 5.75%, 4/1/2035	115,000	119,874
5.88%, 12/1/2053	291,000	314,175
Series 2008-A, 5.95%, 2/1/2038	229,000	240,253
Series 2004-B, 6.00%, 1/15/2034	101,000	111,071
6.05%, 3/15/2039	206,000	218,403
Southern Co.:
4.25%, 7/1/2036	202,000	185,634
4.40%, 7/1/2046	463,000	408,250
5.70%, 3/15/2034	275,000	289,611
Southern Power Co.:
Series F, 4.95%, 12/15/2046	246,000	221,046
5.15%, 9/15/2041	165,000	155,750
5.25%, 7/15/2043	195,000	184,523
Southwestern Electric Power Co.:
3.25%, 11/1/2051	226,000	152,586
Series L, 3.85%, 2/1/2048	278,000	208,956
Series J, 3.90%, 4/1/2045	205,000	158,217
6.20%, 3/15/2040	164,000	174,173
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	322,000	221,758
3.40%, 8/15/2046	142,000	103,184
3.70%, 8/15/2047	200,000	152,238
3.75%, 6/15/2049	159,000	122,099
Series 6, 4.40%, 11/15/2048	191,000	161,040
4.50%, 8/15/2041	223,000	198,178
Tampa Electric Co.:
3.45%, 3/15/2051	130,000	94,523
3.63%, 6/15/2050	130,000	97,811
4.10%, 6/15/2042	164,000	141,537
4.30%, 6/15/2048	110,000	92,311
4.35%, 5/15/2044	131,000	111,784
4.45%, 6/15/2049	149,000	128,365
5.00%, 7/15/2052	135,000	128,266
Toledo Edison Co. 6.15%, 5/15/2037	186,000	200,785
Tucson Electric Power Co.:
3.25%, 5/1/2051	87,000	60,608
4.00%, 6/15/2050	194,000	153,681
4.85%, 12/1/2048	137,000	124,989
5.50%, 4/15/2053	170,000	173,087
Union Electric Co.:
3.25%, 10/1/2049	220,000	154,370
3.65%, 4/15/2045	206,000	162,149
3.90%, 9/15/2042	247,000	207,107

See accompanying notes to financial statements.
182

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 4/1/2052	$ 220,000	$ 181,782
4.00%, 4/1/2048	203,000	167,353
5.30%, 8/1/2037	69,000	71,405
5.45%, 3/15/2053	256,000	264,151
8.45%, 3/15/2039	211,000	276,773
Virginia Electric & Power Co.:
2.45%, 12/15/2050	119,000	73,360
2.95%, 11/15/2051	223,000	152,276
3.30%, 12/1/2049	163,000	119,283
Series B, 3.80%, 9/15/2047	249,000	199,429
4.00%, 1/15/2043	192,000	163,997
Series C, 4.00%, 11/15/2046	263,000	218,053
Series B, 4.20%, 5/15/2045	201,000	172,150
4.45%, 2/15/2044	282,000	252,009
4.60%, 12/1/2048	281,000	254,474
Series C, 4.63%, 5/15/2052	278,000	251,484
Series D, 4.65%, 8/15/2043	249,000	228,448
5.45%, 4/1/2053	306,000	315,761
5.70%, 8/15/2053 (b)	290,000	307,989
Series A, 6.00%, 5/15/2037	230,000	247,646
Series B, 6.00%, 1/15/2036	135,000	144,820
6.35%, 11/30/2037	213,000	234,654
8.88%, 11/15/2038	319,000	435,454
Wisconsin Electric Power Co.:
4.30%, 10/15/2048 (b)	140,000	122,542
5.70%, 12/1/2036	169,000	178,991
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	156,000	119,746
6.38%, 8/15/2037	127,000	138,421
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	200,000	145,964
3.67%, 12/1/2042	45,000	36,342
4.75%, 11/1/2044	252,000	233,748
Xcel Energy, Inc. 6.50%, 7/1/2036 (b)	142,000	159,198
		93,550,363
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	216,000	148,034
2.80%, 12/21/2051	284,000	195,608
5.25%, 11/15/2039 (b)	188,000	196,441
6.13%, 4/15/2039	62,000	67,965
		608,048
ELECTRONICS — 0.2%
Fortive Corp. 4.30%, 6/15/2046	219,000	186,546
Honeywell International, Inc.:
3.81%, 11/21/2047	252,000	216,347
4.50%, 1/15/2034	270,000	271,566
5.38%, 3/1/2041	230,000	245,960
5.70%, 3/15/2036	150,000	164,584
5.70%, 3/15/2037	289,000	316,585
Security Description	Principal Amount	Value
Tyco Electronics Group SA 7.13%, 10/1/2037	$ 266,000	$ 313,218
		1,714,806
ENTERTAINMENT — 0.6%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	1,541,000	1,358,669
5.14%, 3/15/2052	2,283,000	1,964,384
5.39%, 3/15/2062	1,271,000	1,093,060
		4,416,113
ENVIRONMENTAL CONTROL — 0.2%
Nature Conservancy Series A, 3.96%, 3/1/2052	219,000	192,650
Republic Services, Inc.:
1.75%, 2/15/2032	115,000	93,662
5.00%, 4/1/2034	147,000	150,531
5.70%, 5/15/2041	163,000	175,866
6.20%, 3/1/2040	186,000	208,725
Waste Connections, Inc. 3.05%, 4/1/2050	171,000	123,867
Waste Management, Inc.:
2.50%, 11/15/2050	112,000	74,573
2.95%, 6/1/2041	161,000	126,151
4.10%, 3/1/2045	123,000	111,106
4.15%, 7/15/2049	183,000	165,372
4.88%, 2/15/2034	330,000	336,745
		1,759,248
FINANCIALS — 0.1%
Brookfield Finance, Inc. 6.35%, 1/5/2034	500,000	531,925
FOOD — 1.8%
Campbell Soup Co.:
3.13%, 4/24/2050	157,000	108,415
4.80%, 3/15/2048	309,000	282,296
Conagra Brands, Inc.:
5.30%, 11/1/2038	446,000	436,224
5.40%, 11/1/2048	350,000	339,062
General Mills, Inc.:
3.00%, 2/1/2051	135,000	94,135
4.15%, 2/15/2043	137,000	118,720
4.70%, 4/17/2048	128,000	120,095
5.40%, 6/15/2040	189,000	191,725
Hershey Co.:
3.13%, 11/15/2049	120,000	91,439
3.38%, 8/15/2046	218,000	171,337
Hormel Foods Corp. 3.05%, 6/3/2051	343,000	248,812
Ingredion, Inc. 3.90%, 6/1/2050	211,000	156,212
J M Smucker Co.:
2.75%, 9/15/2041	30,000	20,949
3.55%, 3/15/2050	215,000	158,444
4.25%, 3/15/2035	227,000	211,192
4.38%, 3/15/2045	133,000	117,523

See accompanying notes to financial statements.
183

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 11/15/2033	$ 175,000	$ 190,892
6.50%, 11/15/2043	165,000	184,038
6.50%, 11/15/2053	295,000	340,743
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL:
6.75%, 3/15/2034 (d)	580,000	610,230
7.25%, 11/15/2053 (d)	235,000	256,014
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
4.38%, 2/2/2052	217,000	161,062
6.50%, 12/1/2052	484,000	484,789
Kellanova 4.50%, 4/1/2046	180,000	161,309
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	51,000	52,435
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	863,000	755,349
4.63%, 10/1/2039	189,000	176,386
4.88%, 10/1/2049	393,000	372,933
5.00%, 7/15/2035	142,000	142,956
5.00%, 6/4/2042	440,000	425,300
5.20%, 7/15/2045	508,000	497,931
5.50%, 6/1/2050	364,000	375,823
6.50%, 2/9/2040	304,000	341,371
6.88%, 1/26/2039	34,000	39,386
Kroger Co.:
3.88%, 10/15/2046	251,000	197,660
3.95%, 1/15/2050	60,000	49,070
4.45%, 2/1/2047	232,000	205,622
4.65%, 1/15/2048	138,000	123,863
5.00%, 4/15/2042	205,000	192,306
5.15%, 8/1/2043	238,000	228,894
5.40%, 7/15/2040	210,000	206,692
5.40%, 1/15/2049 (b)	167,000	167,608
6.90%, 4/15/2038	190,000	216,085
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	116,431
Pilgrim's Pride Corp.:
6.25%, 7/1/2033	121,000	124,499
6.88%, 5/15/2034	290,000	313,110
Sysco Corp.:
3.30%, 2/15/2050	79,000	58,044
4.45%, 3/15/2048	78,000	68,711
4.50%, 4/1/2046	124,000	110,277
4.85%, 10/1/2045	150,000	138,454
5.38%, 9/21/2035	138,000	141,929
6.00%, 1/17/2034	500,000	541,120
6.60%, 4/1/2040	211,000	237,778
6.60%, 4/1/2050	884,000	1,035,411
Tyson Foods, Inc.:
4.55%, 6/2/2047	369,000	309,905
4.88%, 8/15/2034	107,000	103,819
5.10%, 9/28/2048	544,000	494,404
Security Description	Principal Amount	Value
5.15%, 8/15/2044	$ 299,000	$ 274,754
		14,091,973
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	199,000	171,168
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	98,133
8.88%, 5/15/2031	26,000	32,501
International Paper Co.:
4.35%, 8/15/2048	257,000	230,925
4.40%, 8/15/2047	178,000	154,516
4.80%, 6/15/2044	205,000	189,053
5.15%, 5/15/2046	160,000	153,682
6.00%, 11/15/2041	165,000	174,948
7.30%, 11/15/2039	249,000	299,228
		1,504,154
GAS — 0.8%
Atmos Energy Corp.:
3.38%, 9/15/2049	163,000	124,141
4.13%, 10/15/2044	354,000	314,727
4.13%, 3/15/2049	255,000	220,899
4.15%, 1/15/2043	88,000	79,099
4.30%, 10/1/2048	179,000	159,367
5.50%, 6/15/2041	108,000	112,926
5.75%, 10/15/2052	249,000	273,967
5.90%, 11/15/2033 (b)	140,000	152,005
6.20%, 11/15/2053 (b)	90,000	105,701
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	140,000	117,272
5.85%, 1/15/2041	226,000	238,075
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	76,265
NiSource, Inc.:
3.95%, 3/30/2048	205,000	166,013
4.38%, 5/15/2047	291,000	251,191
4.80%, 2/15/2044	155,000	142,509
5.00%, 6/15/2052	100,000	93,603
5.25%, 2/15/2043	101,000	98,203
5.65%, 2/1/2045	238,000	239,614
5.95%, 6/15/2041	167,000	174,201
ONE Gas, Inc.:
4.50%, 11/1/2048	167,000	147,428
4.66%, 2/1/2044	124,000	112,380
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	132,000	92,119
3.64%, 11/1/2046	140,000	102,845
4.65%, 8/1/2043	116,000	103,651
5.05%, 5/15/2052	130,000	121,465
Southern California Gas Co.:
3.75%, 9/15/2042	154,000	124,743

See accompanying notes to financial statements.
184

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series WW, 3.95%, 2/15/2050	$ 201,000	$ 160,006
Series UU, 4.13%, 6/1/2048	140,000	118,577
Series VV, 4.30%, 1/15/2049	199,000	169,080
5.75%, 6/1/2053	259,000	273,450
6.35%, 11/15/2052	200,000	228,828
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	243,000	189,470
4.40%, 6/1/2043	212,000	179,793
4.40%, 5/30/2047	207,000	175,136
5.88%, 3/15/2041	175,000	178,033
Southwest Gas Corp.:
3.18%, 8/15/2051	52,000	33,798
3.80%, 9/29/2046 (b)	145,000	108,573
4.15%, 6/1/2049	206,000	161,965
Spire Missouri, Inc. 3.30%, 6/1/2051	152,000	107,741
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	183,000	137,556
Series K, 3.80%, 9/15/2046	161,000	122,952
		6,289,367
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	200,000	153,218
4.10%, 3/1/2048	219,000	194,544
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	311,000	191,962
4.85%, 11/15/2048	196,000	176,866
5.20%, 9/1/2040	282,000	274,575
		991,165
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 11/30/2036	385,000	394,510
4.75%, 4/15/2043	241,000	244,728
4.90%, 11/30/2046	867,000	888,978
5.30%, 5/27/2040	234,000	254,037
6.00%, 4/1/2039	205,000	236,267
6.15%, 11/30/2037	239,000	274,931
Baxter International, Inc.:
3.13%, 12/1/2051	289,000	199,286
3.50%, 8/15/2046	256,000	188,180
Boston Scientific Corp.:
4.55%, 3/1/2039	108,000	103,198
4.70%, 3/1/2049 (b)	213,000	205,019
6.50%, 11/15/2035	7,000	7,907
7.38%, 1/15/2040	161,000	194,591
Danaher Corp.:
2.80%, 12/10/2051	483,000	335,260
4.38%, 9/15/2045	144,000	133,854
DH Europe Finance II SARL 3.25%, 11/15/2039	258,000	214,148
Security Description	Principal Amount	Value
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	$ 421,000	$ 489,286
Koninklijke Philips NV:
5.00%, 3/15/2042	185,000	169,797
6.88%, 3/11/2038	332,000	370,595
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	29,252
4.38%, 3/15/2035	700,000	683,648
4.63%, 3/15/2045	449,000	437,308
Revvity, Inc. 3.63%, 3/15/2051	220,000	158,627
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	167,000	129,460
Stryker Corp.:
4.10%, 4/1/2043	243,000	213,927
4.38%, 5/15/2044	91,000	83,369
4.63%, 3/15/2046	190,000	183,534
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	439,000	333,350
4.10%, 8/15/2047	20,000	17,862
5.20%, 1/31/2034 (b)	285,000	299,039
5.30%, 2/1/2044	208,000	216,476
5.40%, 8/10/2043	165,000	174,585
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	134,000	118,867
5.75%, 11/30/2039	204,000	206,834
		8,190,710
HEALTH CARE SERVICES — 5.5%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	245,000	166,490
Adventist Health System 3.63%, 3/1/2049	228,000	168,820
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	107,000	76,288
3.39%, 10/15/2049	238,000	181,951
4.27%, 8/15/2048	209,000	186,787
Aetna, Inc.:
3.88%, 8/15/2047	324,000	253,818
4.13%, 11/15/2042	162,000	134,726
4.50%, 5/15/2042	159,000	140,313
4.75%, 3/15/2044	101,000	90,877
6.63%, 6/15/2036	216,000	241,890
6.75%, 12/15/2037	191,000	214,588
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	195,000	128,948
5.02%, 7/1/2045	227,000	221,591
Allina Health System:
Series 2021, 2.90%, 11/15/2051	94,000	63,670
Series 2019, 3.89%, 4/15/2049	207,000	171,974

See accompanying notes to financial statements.
185

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ascension Health:
Series B, 3.11%, 11/15/2039	$ 96,000	$ 75,516
3.95%, 11/15/2046	416,000	358,367
4.85%, 11/15/2053	240,000	232,378
Banner Health:
2.91%, 1/1/2042	161,000	118,808
2.91%, 1/1/2051	135,000	92,507
Series 2020, 3.18%, 1/1/2050	188,000	137,708
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	182,000	109,968
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	290,000	214,675
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	225,000	187,619
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	259,000	178,627
3.97%, 11/15/2046	238,000	202,693
4.19%, 11/15/2045	213,000	190,550
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	102,000	65,844
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	227,000	157,967
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	270,000	188,549
Children's Health System of Texas 2.51%, 8/15/2050	294,000	183,750
Children's Hospital Series 2020, 2.93%, 7/15/2050	232,000	150,689
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	209,000	136,991
Series 2017, 4.12%, 1/1/2047	145,000	127,751
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	143,000	130,905
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	168,000	111,522
City of Hope:
Series 2018, 4.38%, 8/15/2048	202,000	171,064
Series 2013, 5.62%, 11/15/2043	137,000	137,118
Security Description	Principal Amount	Value
Cleveland Clinic Foundation 4.86%, 1/1/2114	$ 233,000	$ 219,188
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	221,000	174,563
3.91%, 10/1/2050	248,000	195,302
4.19%, 10/1/2049	243,000	204,961
4.35%, 11/1/2042	254,000	220,518
6.46%, 11/1/2052 (b)	180,000	211,223
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	307,000	205,208
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	229,000	177,276
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	292,000	217,660
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	210,000	165,566
Dignity Health:
4.50%, 11/1/2042	231,000	203,615
5.27%, 11/1/2064	150,000	140,555
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	316,000	269,238
Elevance Health, Inc.:
3.13%, 5/15/2050	176,000	127,267
3.60%, 3/15/2051	318,000	249,779
4.38%, 12/1/2047	420,000	375,581
4.55%, 3/1/2048	281,000	256,474
4.55%, 5/15/2052	235,000	214,853
4.63%, 5/15/2042	266,000	248,271
4.65%, 1/15/2043	246,000	228,076
4.65%, 8/15/2044	269,000	249,624
5.10%, 1/15/2044	222,000	217,744
5.13%, 2/15/2053	363,000	364,147
5.85%, 1/15/2036	95,000	101,594
5.95%, 12/15/2034	105,000	112,741
6.10%, 10/15/2052	266,000	302,471
6.38%, 6/15/2037	100,000	110,999
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	235,000	179,169
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	208,000	200,323
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	172,000	122,588
Series 2020, 2.88%, 9/1/2050	184,000	126,287
4.21%, 7/1/2048	164,000	144,838
4.50%, 7/1/2057	142,000	128,192

See accompanying notes to financial statements.
186

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hartford HealthCare Corp. 3.45%, 7/1/2054	$ 163,000	$ 118,380
HCA, Inc.:
3.50%, 7/15/2051	566,000	398,651
4.38%, 3/15/2042	224,000	189,679
4.63%, 3/15/2052	625,000	533,400
5.13%, 6/15/2039	296,000	282,286
5.25%, 6/15/2049	801,000	745,411
5.50%, 6/15/2047	635,000	611,384
5.90%, 6/1/2053	400,000	410,732
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	307,000	253,772
Humana, Inc.:
3.95%, 8/15/2049	133,000	109,718
4.63%, 12/1/2042	130,000	118,932
4.80%, 3/15/2047	129,000	119,978
4.95%, 10/1/2044	214,000	203,095
5.50%, 3/15/2053	217,000	225,009
5.95%, 3/15/2034	425,000	455,069
IHC Health Services, Inc. 4.13%, 5/15/2048	99,000	89,624
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	92,000	63,039
3.97%, 11/1/2048	245,000	210,788
Inova Health System Foundation 4.07%, 5/15/2052 (b)	175,000	152,733
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	271,000	208,014
Iowa Health System Series 2020, 3.67%, 2/15/2050	145,000	109,824
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	195,000	165,483
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	302,000	226,877
Series 2021, 3.00%, 6/1/2051	585,000	417,392
Series 2019, 3.27%, 11/1/2049	463,000	348,278
4.15%, 5/1/2047	564,000	498,711
4.88%, 4/1/2042	251,000	245,094
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	424,000	390,975
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (b)	179,000	131,726
Series 2020, 3.34%, 7/1/2060	199,000	142,283
Security Description	Principal Amount	Value
Series 2017, 3.77%, 7/1/2048	$ 219,000	$ 181,746
Series 2015, 4.12%, 7/1/2055	127,000	108,269
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	307,000	215,597
Series 2012-B, 3.77%, 11/15/2043	36,000	30,900
Series 2013, 4.00%, 11/15/2047	37,000	32,103
Series 2016, 4.13%, 11/15/2052	140,000	124,695
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048 (b)	230,000	198,715
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	227,000	172,788
Memorial Health Services 3.45%, 11/1/2049	231,000	175,040
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	183,000	129,635
4.13%, 7/1/2052	223,000	195,319
Series 2015, 4.20%, 7/1/2055	270,000	237,225
5.00%, 7/1/2042	120,000	119,408
Methodist Hospital Series 20A, 2.71%, 12/1/2050	310,000	206,984
Montefiore Obligated Group:
4.29%, 9/1/2050	214,000	131,914
Series 18-C, 5.25%, 11/1/2048	203,000	147,281
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	215,000	169,852
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	250,000	175,365
Series 2019, 3.74%, 7/1/2049	157,000	120,928
Series 2017, 3.98%, 7/1/2048	223,000	183,781
MultiCare Health System 2.80%, 8/15/2050	248,000	152,465
MyMichigan Health Series 2020, 3.41%, 6/1/2050	236,000	170,217
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	212,000	198,928

See accompanying notes to financial statements.
187

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
New York & Presbyterian Hospital:
2.26%, 8/1/2040	$ 92,000	$ 63,486
2.61%, 8/1/2060	137,000	81,493
Series 2019, 3.95%, 8/1/2119	251,000	185,271
4.02%, 8/1/2045	212,000	182,729
4.06%, 8/1/2056	245,000	207,152
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	242,000	184,102
3.98%, 11/1/2046 (b)	277,000	223,079
4.26%, 11/1/2047	262,000	221,969
Novant Health, Inc.:
2.64%, 11/1/2036	266,000	205,038
3.17%, 11/1/2051	254,000	177,991
3.32%, 11/1/2061	180,000	121,208
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	139,000	86,733
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	183,000	129,621
4.37%, 7/1/2047	158,000	141,146
4.78%, 7/1/2044	197,000	185,280
Series 13-A, 5.75%, 7/1/2043	171,000	181,024
OhioHealth Corp.:
2.83%, 11/15/2041	100,000	74,056
Series 2020, 3.04%, 11/15/2050	138,000	101,694
Orlando Health Obligated Group:
3.33%, 10/1/2050	178,000	132,161
4.09%, 10/1/2048	182,000	153,168
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	215,000	139,589
Series 2018, 4.79%, 11/15/2048	168,000	146,834
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	145,000	103,427
2.86%, 1/1/2052	233,000	155,241
Presbyterian Healthcare Services 4.88%, 8/1/2052	201,000	198,658
Providence St Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	244,000	149,360
Series I, 3.74%, 10/1/2047	175,000	134,435
Series A, 3.93%, 10/1/2048	235,000	181,829
5.40%, 10/1/2033	165,000	168,100
Security Description	Principal Amount	Value
Queen's Health Systems 4.81%, 7/1/2052	$ 104,000	$ 99,240
Quest Diagnostics, Inc. 4.70%, 3/30/2045	148,000	134,862
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	177,000	125,851
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	105,000	81,557
3.95%, 7/1/2046	246,000	203,314
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	223,000	146,730
Sentara Healthcare Series 2021, 2.93%, 11/1/2051	124,000	84,485
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	252,000	164,203
Stanford Health Care:
3.03%, 8/15/2051	200,000	140,162
Series 2018, 3.80%, 11/15/2048	252,000	209,634
Summa Health AGM, 3.51%, 11/15/2051	215,000	153,409
Sutter Health:
Series 20A, 3.16%, 8/15/2040	137,000	106,434
Series 20A, 3.36%, 8/15/2050	183,000	135,737
Series 2018, 4.09%, 8/15/2048	121,000	105,173
5.16%, 8/15/2033	195,000	198,715
5.55%, 8/15/2053	135,000	144,380
Texas Health Resources:
2.33%, 11/15/2050	237,000	143,582
4.33%, 11/15/2055	109,000	98,210
Toledo Hospital AGM, 5.75%, 11/15/2038	113,000	112,802
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	219,000	158,915
Series 2019, 3.43%, 12/1/2048	74,000	58,278
4.13%, 12/1/2045	209,000	182,108
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	203,000	198,414
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	303,000	229,722
2.90%, 5/15/2050	371,000	260,264
3.05%, 5/15/2041	461,000	360,857
3.13%, 5/15/2060	373,000	265,550
3.50%, 8/15/2039	374,000	318,053
3.70%, 8/15/2049	407,000	331,611
3.75%, 10/15/2047	283,000	233,328
3.88%, 8/15/2059	533,653	435,712

See accompanying notes to financial statements.
188

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 10/15/2042	$ 197,000	$ 172,580
4.20%, 1/15/2047	190,000	168,944
4.25%, 3/15/2043	191,000	176,677
4.25%, 4/15/2047	174,000	155,392
4.25%, 6/15/2048	378,000	338,095
4.38%, 3/15/2042	153,000	141,797
4.45%, 12/15/2048	330,000	302,620
4.63%, 7/15/2035	208,000	209,281
4.63%, 11/15/2041	121,000	115,804
4.75%, 7/15/2045	543,000	527,003
4.75%, 5/15/2052	803,000	772,213
4.95%, 5/15/2062	327,000	321,461
5.05%, 4/15/2053	796,000	805,202
5.20%, 4/15/2063	707,000	722,611
5.70%, 10/15/2040	109,000	117,345
5.80%, 3/15/2036	238,000	260,370
5.88%, 2/15/2053	783,000	886,701
5.95%, 2/15/2041	132,000	145,035
6.05%, 2/15/2063	690,000	797,868
6.50%, 6/15/2037	163,000	191,375
6.63%, 11/15/2037	105,000	123,338
6.88%, 2/15/2038	296,000	357,760
UPMC 5.38%, 5/15/2043	215,000	218,317
WakeMed Series A, 3.29%, 10/1/2052	225,000	162,173
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	247,000	163,099
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	182,000	116,482
Series 2018, 4.81%, 9/1/2048	181,000	161,537
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	226,000	137,123
		43,331,049
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	115,000	75,097
6.00%, 1/15/2043	116,000	108,241
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	28,397
6.38%, 5/15/2033	29,000	31,712
7.88%, 6/15/2032	110,000	129,256
		372,703
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	243,000	175,120
Whirlpool Corp.:
4.50%, 6/1/2046	237,000	200,495
Security Description	Principal Amount	Value
4.60%, 5/15/2050	$ 244,000	$ 206,014
		581,629
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	30,000	27,701
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	250,000	182,225
4.15%, 3/15/2047	219,000	189,380
4.38%, 6/15/2045	251,000	227,416
5.15%, 5/15/2053	235,000	239,801
6.00%, 5/15/2037	72,000	79,303
Kenvue, Inc. 5.20%, 3/22/2063	226,000	236,493
Procter & Gamble Co.:
3.50%, 10/25/2047	102,000	86,858
3.55%, 3/25/2040	226,000	201,983
5.55%, 3/5/2037	192,000	215,077
5.80%, 8/15/2034	70,000	81,365
		1,767,602
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	171,000	142,756
5.00%, 6/15/2052	112,000	112,227
Kimberly-Clark Corp.:
3.20%, 7/30/2046	221,000	169,224
3.90%, 5/4/2047	202,000	171,613
5.30%, 3/1/2041	173,000	180,408
6.63%, 8/1/2037	81,000	96,467
		872,695
INSURANCE — 3.9%
Aflac, Inc.:
4.00%, 10/15/2046	141,000	114,826
4.75%, 1/15/2049	271,000	254,894
Alleghany Corp.:
3.25%, 8/15/2051	165,000	124,798
4.90%, 9/15/2044	181,000	175,954
Allstate Corp.:
3.85%, 8/10/2049	168,000	135,519
4.20%, 12/15/2046	338,000	287,030
4.50%, 6/15/2043	222,000	199,325
5.35%, 6/1/2033 (b)	73,000	74,891
5.55%, 5/9/2035	103,000	107,002
5.95%, 4/1/2036	148,000	158,215
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	115,000	114,316
American Financial Group, Inc. 4.50%, 6/15/2047	186,000	156,240
American International Group, Inc.:
4.38%, 6/30/2050	383,000	342,651
4.50%, 7/16/2044	212,000	191,635
4.75%, 4/1/2048	300,000	284,250

See accompanying notes to financial statements.
189

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 7/10/2045	$ 270,000	$ 254,777
6.25%, 5/1/2036	159,000	169,174
Aon Corp. 6.25%, 9/30/2040	83,000	89,682
Aon Corp./Aon Global Holdings PLC 3.90%, 2/28/2052	219,000	173,621
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	42,577
4.60%, 6/14/2044	206,000	184,609
4.75%, 5/15/2045	138,000	127,290
Arch Capital Finance LLC 5.03%, 12/15/2046	159,000	148,779
Arch Capital Group Ltd.:
3.64%, 6/30/2050	290,000	221,798
7.35%, 5/1/2034	30,000	34,350
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	255,000	242,240
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	217,000	160,875
5.75%, 3/2/2053	222,000	227,408
6.50%, 2/15/2034	215,000	235,311
6.75%, 2/15/2054	290,000	340,414
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	81,000	58,223
Athene Holding Ltd.:
3.45%, 5/15/2052	103,000	69,828
3.95%, 5/25/2051	165,000	124,070
5.88%, 1/15/2034	350,000	353,434
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	318,000	207,788
2.85%, 10/15/2050	731,000	512,935
3.85%, 3/15/2052	1,034,000	867,516
4.20%, 8/15/2048	834,000	769,040
4.25%, 1/15/2049	751,000	701,742
4.30%, 5/15/2043	252,000	236,212
4.40%, 5/15/2042	170,000	164,110
5.75%, 1/15/2040 (b)	197,422	224,001
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	297,000	289,088
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	218,000	144,052
4.70%, 6/22/2047	339,000	269,383
Brown & Brown, Inc. 4.95%, 3/17/2052	296,000	262,756
Chubb Corp.:
6.00%, 5/11/2037	140,000	154,839
Series 1, 6.50%, 5/15/2038	253,000	293,290
Chubb INA Holdings, Inc.:
3.05%, 12/15/2061	404,000	290,108
4.15%, 3/13/2043	293,000	265,810
4.35%, 11/3/2045	431,000	405,071
6.70%, 5/15/2036	193,000	224,411
Security Description	Principal Amount	Value
Cincinnati Financial Corp. 6.13%, 11/1/2034	$ 40,000	$ 41,938
Corebridge Financial, Inc.:
4.35%, 4/5/2042	120,000	101,663
4.40%, 4/5/2052	370,000	310,415
5.75%, 1/15/2034	350,000	358,155
Equitable Holdings, Inc. 5.00%, 4/20/2048	536,000	499,354
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	285,000	210,230
4.87%, 6/1/2044	132,000	121,085
Fidelity National Financial, Inc. 3.20%, 9/17/2051	138,000	87,975
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	89,000	59,760
3.60%, 8/19/2049	243,000	187,475
4.30%, 4/15/2043	122,000	104,727
4.40%, 3/15/2048	128,000	111,869
5.95%, 10/15/2036	130,000	138,142
6.10%, 10/1/2041	147,000	157,425
Jackson Financial, Inc. 4.00%, 11/23/2051	128,000	91,063
Lincoln National Corp.:
4.35%, 3/1/2048	168,000	134,220
4.38%, 6/15/2050	126,000	100,493
6.30%, 10/9/2037	131,000	138,553
7.00%, 6/15/2040	193,000	217,117
Loews Corp.:
4.13%, 5/15/2043	199,000	176,302
6.00%, 2/1/2035	112,000	122,060
Manulife Financial Corp. 5.38%, 3/4/2046	261,000	265,622
Markel Group, Inc.:
3.45%, 5/7/2052	181,000	129,364
4.15%, 9/17/2050	176,000	143,084
4.30%, 11/1/2047	195,000	159,073
5.00%, 4/5/2046	157,000	142,534
5.00%, 5/20/2049	171,000	158,544
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	168,000	113,015
4.20%, 3/1/2048	150,000	131,049
4.35%, 1/30/2047	173,000	155,269
4.75%, 3/15/2039	166,000	161,579
4.90%, 3/15/2049	531,000	513,583
5.45%, 3/15/2053	144,000	150,784
5.70%, 9/15/2053	300,000	326,010
6.25%, 11/1/2052	128,000	147,901
MetLife, Inc.:
4.05%, 3/1/2045	180,000	156,613
4.13%, 8/13/2042	374,434	332,423
4.60%, 5/13/2046	326,000	310,535
4.72%, 12/15/2044	265,000	249,105
4.88%, 11/13/2043	456,000	444,846
5.00%, 7/15/2052	362,000	359,868

See accompanying notes to financial statements.
190

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 1/15/2054	$ 402,000	$ 413,742
5.70%, 6/15/2035	291,000	312,921
5.88%, 2/6/2041	401,000	438,225
6.38%, 6/15/2034	104,000	116,760
6.40%, 12/15/2066	162,000	167,079
6.50%, 12/15/2032 (b)	97,000	110,151
10.75%, 8/1/2069	93,000	125,709
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	129,696
Old Republic International Corp. 3.85%, 6/11/2051	146,000	107,126
Principal Financial Group, Inc.:
4.30%, 11/15/2046	83,000	70,403
4.35%, 5/15/2043	117,000	103,417
4.63%, 9/15/2042	145,000	132,536
5.50%, 3/15/2053	117,000	118,089
6.05%, 10/15/2036	238,000	255,667
Progressive Corp.:
3.70%, 1/26/2045	116,000	93,023
3.70%, 3/15/2052	221,000	179,353
3.95%, 3/26/2050	169,000	143,334
4.13%, 4/15/2047	309,000	272,708
4.20%, 3/15/2048	172,000	153,357
4.35%, 4/25/2044	144,000	128,295
4.95%, 6/15/2033 (b)	130,000	133,305
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	111,000	86,340
Series MTN, 3.70%, 3/13/2051	491,000	389,550
3.91%, 12/7/2047	353,000	289,393
3.94%, 12/7/2049	370,000	305,213
Series MTN, 4.35%, 2/25/2050	258,000	228,978
Series MTN, 4.42%, 3/27/2048	194,000	170,920
Series MTN, 4.60%, 5/15/2044	312,000	290,843
Series MTN, 5.70%, 12/14/2036	240,000	259,685
Series MTN, 5.75%, 7/15/2033	97,000	105,903
Series MTN, 6.63%, 12/1/2037	149,000	171,760
Series MTN, 6.63%, 6/21/2040	169,000	192,398
Selective Insurance Group, Inc. 5.38%, 3/1/2049	100,000	96,743
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	147,000	191,081
Travelers Cos., Inc.:
2.55%, 4/27/2050	2,000	1,323
3.05%, 6/8/2051	226,000	166,745
3.75%, 5/15/2046	179,000	147,963
4.00%, 5/30/2047	217,000	186,815
Security Description	Principal Amount	Value
4.05%, 3/7/2048	$ 208,000	$ 181,784
4.10%, 3/4/2049	114,000	99,283
4.30%, 8/25/2045	233,000	208,614
4.60%, 8/1/2043	270,000	258,004
5.35%, 11/1/2040	165,000	172,547
5.45%, 5/25/2053	345,000	373,066
Series MTN, 6.25%, 6/15/2037	206,000	233,777
6.75%, 6/20/2036	61,000	71,888
Unum Group:
4.13%, 6/15/2051 (b)	214,000	160,048
4.50%, 12/15/2049	190,000	150,433
5.75%, 8/15/2042	150,000	146,181
W R Berkley Corp.:
3.15%, 9/30/2061	175,000	110,320
3.55%, 3/30/2052	90,000	64,767
4.00%, 5/12/2050	140,000	111,913
4.75%, 8/1/2044	131,000	117,246
Willis North America, Inc.:
3.88%, 9/15/2049	156,000	120,713
5.05%, 9/15/2048	146,000	135,656
XL Group Ltd. 5.25%, 12/15/2043	210,000	202,631
		30,188,400
INTERNET — 2.0%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	434,000	297,125
3.15%, 2/9/2051	522,000	346,347
3.25%, 2/9/2061	406,000	256,543
4.00%, 12/6/2037	444,000	382,519
4.20%, 12/6/2047	638,000	520,882
4.40%, 12/6/2057	456,000	370,742
4.50%, 11/28/2034	116,000	108,866
Alphabet, Inc.:
1.90%, 8/15/2040	381,000	264,650
2.05%, 8/15/2050	793,000	496,299
2.25%, 8/15/2060	844,000	524,217
Amazon.com, Inc.:
2.50%, 6/3/2050	994,000	662,243
2.70%, 6/3/2060	749,000	496,318
2.88%, 5/12/2041	789,000	619,712
3.10%, 5/12/2051	1,296,000	968,656
3.25%, 5/12/2061	739,000	543,875
3.88%, 8/22/2037	826,000	766,660
3.95%, 4/13/2052	1,003,000	879,220
4.05%, 8/22/2047	1,340,000	1,208,519
4.10%, 4/13/2062	537,000	474,826
4.25%, 8/22/2057	814,000	750,655
4.95%, 12/5/2044	618,000	637,850
eBay, Inc.:
3.65%, 5/10/2051	312,000	238,499
4.00%, 7/15/2042	363,000	302,190
JD.com, Inc. 4.13%, 1/14/2050	215,000	167,861

See accompanying notes to financial statements.
191

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Meta Platforms, Inc.:
4.45%, 8/15/2052	$ 1,047,000	$ 963,439
4.65%, 8/15/2062 (b)	559,000	521,704
5.60%, 5/15/2053	893,000	969,512
5.75%, 5/15/2063	690,000	756,378
		15,496,307
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.75%, 3/1/2041	238,000	251,830
7.00%, 10/15/2039	255,000	275,900
Nucor Corp.:
2.98%, 12/15/2055	171,000	116,155
3.85%, 4/1/2052	188,000	156,779
4.40%, 5/1/2048 (b)	181,000	165,229
5.20%, 8/1/2043	161,000	162,850
6.40%, 12/1/2037	176,000	200,241
Steel Dynamics, Inc. 3.25%, 10/15/2050	233,000	162,026
Vale Overseas Ltd.:
6.88%, 11/21/2036	371,000	403,195
6.88%, 11/10/2039	494,000	536,988
Vale SA 5.63%, 9/11/2042	260,000	252,936
		2,684,129
IT SERVICES — 0.2%
Apple, Inc. 4.85%, 5/10/2053	644,000	657,060
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	371,000	280,940
3.45%, 12/15/2051	367,000	265,859
		1,203,859
LEISURE TIME — 0.0% (a)
Brunswick Corp. 5.10%, 4/1/2052 (b)	210,000	164,287
Harley-Davidson, Inc. 4.63%, 7/28/2045	213,000	170,986
		335,273
LODGING — 0.0% (a)
Marriott International, Inc. Series II, 2.75%, 10/15/2033	98,000	80,882
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	322,000	297,528
Caterpillar, Inc.:
3.25%, 9/19/2049	334,000	264,498
3.25%, 4/9/2050	299,000	236,937
3.80%, 8/15/2042	545,000	479,267
4.30%, 5/15/2044 (b)	189,000	180,344
4.75%, 5/15/2064	280,000	271,561
5.20%, 5/27/2041	185,000	195,573
5.30%, 9/15/2035	148,000	160,171
Security Description	Principal Amount	Value
6.05%, 8/15/2036	$ 155,000	$ 174,687
		2,260,566
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
3.75%, 4/15/2050	213,000	186,665
3.90%, 6/9/2042	438,000	394,292
Dover Corp.:
5.38%, 10/15/2035	100,000	104,216
5.38%, 3/1/2041	210,000	211,180
Otis Worldwide Corp.:
3.11%, 2/15/2040	251,000	201,184
3.36%, 2/15/2050	185,000	143,468
Rockwell Automation, Inc.:
2.80%, 8/15/2061	238,000	154,600
4.20%, 3/1/2049	271,000	244,027
Xylem, Inc. 4.38%, 11/1/2046	221,000	190,431
		1,830,063
MEDIA — 5.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	537,000	379,664
3.50%, 3/1/2042	524,000	365,773
3.70%, 4/1/2051	692,000	450,686
3.85%, 4/1/2061	583,000	366,620
3.90%, 6/1/2052	758,000	510,263
3.95%, 6/30/2062	470,000	298,718
4.40%, 12/1/2061	631,000	436,355
4.80%, 3/1/2050	937,000	729,295
5.13%, 7/1/2049	563,000	458,164
5.25%, 4/1/2053	504,000	423,300
5.38%, 4/1/2038	343,000	310,127
5.38%, 5/1/2047	900,000	767,718
5.50%, 4/1/2063	308,000	257,590
5.75%, 4/1/2048	888,000	789,503
6.38%, 10/23/2035	611,000	620,354
6.48%, 10/23/2045	1,183,000	1,162,203
6.65%, 2/1/2034	550,000	581,086
6.83%, 10/23/2055	232,000	232,988
Comcast Corp.:
2.45%, 8/15/2052	672,000	418,831
2.65%, 8/15/2062	559,000	343,958
2.80%, 1/15/2051	734,000	489,270
2.89%, 11/1/2051	1,897,000	1,284,667
2.94%, 11/1/2056	2,203,000	1,452,151
2.99%, 11/1/2063	1,557,000	1,006,071
3.40%, 7/15/2046	608,000	471,711
3.45%, 2/1/2050	747,000	574,346
3.75%, 4/1/2040	100,000	86,038
3.97%, 11/1/2047	807,000	678,356
4.00%, 8/15/2047	398,000	336,127
4.00%, 3/1/2048	470,000	395,970

See accompanying notes to financial statements.
192

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/1/2049	$ 819,000	$ 685,372
4.05%, 11/1/2052	471,000	397,679
4.60%, 10/15/2038	249,000	241,191
4.60%, 8/15/2045	425,000	398,811
4.65%, 7/15/2042	403,000	379,352
4.70%, 10/15/2048	780,000	745,251
4.75%, 3/1/2044	295,000	280,138
4.95%, 10/15/2058 (b)	459,000	451,881
5.35%, 5/15/2053	790,000	819,356
5.50%, 5/15/2064	593,000	625,081
5.65%, 6/15/2035	162,000	174,050
6.40%, 5/15/2038	53,000	58,817
6.45%, 3/15/2037	181,000	206,429
6.50%, 11/15/2035	107,000	122,207
6.55%, 7/1/2039	186,000	212,976
6.95%, 8/15/2037	136,000	160,796
Discovery Communications LLC:
4.00%, 9/15/2055	645,000	458,782
4.65%, 5/15/2050	401,000	322,933
4.88%, 4/1/2043	174,000	145,281
5.00%, 9/20/2037	259,000	232,243
5.20%, 9/20/2047	481,000	415,098
5.30%, 5/15/2049	321,000	277,392
6.35%, 6/1/2040	222,000	222,646
Fox Corp.:
5.48%, 1/25/2039	521,000	508,090
5.58%, 1/25/2049	582,000	559,424
Grupo Televisa SAB:
5.00%, 5/13/2045	140,000	120,082
6.13%, 1/31/2046 (b)	387,000	386,361
6.63%, 1/15/2040 (b)	302,000	317,052
8.50%, 3/11/2032	17,000	19,900
NBCUniversal Media LLC:
4.45%, 1/15/2043	361,000	330,495
5.95%, 4/1/2041	264,000	286,847
6.40%, 4/30/2040	218,000	244,603
Paramount Global:
4.38%, 3/15/2043	552,000	409,921
4.60%, 1/15/2045	240,000	182,854
4.85%, 7/1/2042	220,000	176,304
4.90%, 8/15/2044	198,000	157,305
4.95%, 5/19/2050	371,000	301,048
5.25%, 4/1/2044	180,000	147,299
5.50%, 5/15/2033	113,000	107,097
5.85%, 9/1/2043	461,000	415,840
5.90%, 10/15/2040	187,000	169,555
6.88%, 4/30/2036	158,000	160,414
Thomson Reuters Corp.:
5.50%, 8/15/2035	143,000	147,460
5.65%, 11/23/2043 (b)	195,000	194,635
5.85%, 4/15/2040	200,000	207,906
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	130,209
Security Description	Principal Amount	Value
Time Warner Cable LLC:
4.50%, 9/15/2042	$ 396,000	$ 312,840
5.50%, 9/1/2041	308,500	270,777
5.88%, 11/15/2040	445,000	404,794
6.55%, 5/1/2037	582,000	573,823
6.75%, 6/15/2039	446,000	443,984
7.30%, 7/1/2038	1,065,000	1,103,926
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	300,000	220,512
Series E, 4.13%, 12/1/2041	172,000	154,320
Series GMTN, 4.13%, 6/1/2044	295,000	263,456
4.38%, 8/16/2041	181,000	166,377
Walt Disney Co.:
2.75%, 9/1/2049	80,000	54,976
3.50%, 5/13/2040	518,000	437,078
3.60%, 1/13/2051	1,103,000	887,485
3.80%, 5/13/2060	653,000	531,895
4.63%, 3/23/2040	209,000	203,750
4.70%, 3/23/2050 (b)	632,000	615,100
4.75%, 9/15/2044	182,000	175,592
4.75%, 11/15/2046	239,000	229,220
4.95%, 10/15/2045	241,000	236,773
5.40%, 10/1/2043	322,000	337,569
6.15%, 3/1/2037	201,000	223,158
6.15%, 2/15/2041	302,000	339,155
6.20%, 12/15/2034	108,000	122,217
6.65%, 11/15/2037	356,000	418,378
7.75%, 12/1/2045	190,000	253,682
		39,373,203
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	165,000	143,505
4.38%, 6/15/2045	179,000	162,511
Valmont Industries, Inc.:
5.00%, 10/1/2044	185,000	166,898
5.25%, 10/1/2054 (b)	199,000	178,640
		651,554
MINING — 1.0%
Barrick Gold Corp. 6.45%, 10/15/2035	115,000	126,842
Barrick North America Finance LLC:
5.70%, 5/30/2041	310,000	326,349
5.75%, 5/1/2043	241,000	257,901
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	264,000	283,103
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	319,000	289,528
5.00%, 9/30/2043	786,000	794,214
5.50%, 9/8/2053	165,000	180,324

See accompanying notes to financial statements.
193

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	$ 128,000	$ 128,899
5.45%, 3/15/2043	698,000	676,837
Newmont Corp.:
4.88%, 3/15/2042	338,000	329,357
5.45%, 6/9/2044	176,000	178,999
5.88%, 4/1/2035	99,000	106,495
6.25%, 10/1/2039 (b)	261,000	289,694
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	46,000	52,555
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	566,000	387,336
5.20%, 11/2/2040	504,000	519,493
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	346,000	313,040
4.75%, 3/22/2042	277,000	268,709
5.13%, 3/9/2053 (b)	482,000	501,164
Southern Copper Corp.:
5.25%, 11/8/2042	386,000	372,706
5.88%, 4/23/2045	526,000	534,953
6.75%, 4/16/2040	452,000	505,548
7.50%, 7/27/2035	121,000	140,100
		7,564,146
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
Series MTN, 3.13%, 9/19/2046 (b)	152,000	111,275
3.25%, 8/26/2049 (b)	342,000	248,795
Series MTN, 3.63%, 10/15/2047	264,000	201,873
3.70%, 4/15/2050	277,000	219,578
Series MTN, 3.88%, 6/15/2044	211,000	172,790
Series MTN, 4.00%, 9/14/2048 (b)	395,000	338,333
Series MTN, 5.70%, 3/15/2037	163,000	177,238
Eaton Corp.:
3.92%, 9/15/2047	210,000	182,528
4.15%, 11/2/2042	335,000	308,153
4.70%, 8/23/2052	279,000	274,879
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	38,838
General Electric Co.:
4.35%, 5/1/2050	235,000	213,049
4.50%, 3/11/2044	249,000	231,241
Series MTN, 5.88%, 1/14/2038	224,000	246,584
Series GMTN, 6.88%, 1/10/2039	186,000	226,008
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	195,000	174,636
4.88%, 9/15/2041	120,000	121,275
Security Description	Principal Amount	Value
Parker-Hannifin Corp.:
4.00%, 6/14/2049	$ 357,000	$ 311,265
Series MTN, 4.45%, 11/21/2044	73,000	66,463
Series MTN, 6.25%, 5/15/2038	169,000	187,805
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	138,000	128,187
4.65%, 11/1/2044	183,000	170,064
Trane Technologies Global Holding Co. Ltd. 4.30%, 2/21/2048	147,000	132,472
		4,483,329
OIL & GAS — 4.2%
Apache Corp.:
4.75%, 4/15/2043	248,000	196,066
5.10%, 9/1/2040	510,000	437,070
5.25%, 2/1/2042	141,000	118,618
5.35%, 7/1/2049	195,000	162,185
6.00%, 1/15/2037	150,000	147,567
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	762,000	510,555
2.94%, 6/4/2051	922,000	639,213
3.00%, 2/24/2050	809,000	573,298
3.00%, 3/17/2052	555,000	390,176
3.06%, 6/17/2041	150,000	116,197
3.38%, 2/8/2061	772,000	559,237
4.89%, 9/11/2033 (b)	150,000	152,691
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,407
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	190,000	172,528
5.85%, 2/1/2035	116,000	118,456
6.25%, 3/15/2038	308,000	322,861
6.50%, 2/15/2037	130,000	138,008
6.75%, 2/1/2039	229,000	248,543
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	217,000	159,988
5.25%, 6/15/2037	69,000	65,664
5.40%, 6/15/2047	321,000	303,560
6.75%, 11/15/2039	366,000	399,610
Chevron Corp. 3.08%, 5/11/2050	277,000	209,575
Chevron USA, Inc.:
5.25%, 11/15/2043	161,000	169,493
6.00%, 3/1/2041	134,000	152,867
ConocoPhillips 4.88%, 10/1/2047	129,000	125,358
ConocoPhillips Co.:
3.76%, 3/15/2042	210,000	177,683
3.80%, 3/15/2052	554,000	448,286

See accompanying notes to financial statements.
194

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.03%, 3/15/2062	$ 764,000	$ 621,522
5.30%, 5/15/2053	585,000	602,193
5.55%, 3/15/2054	415,000	441,743
5.70%, 9/15/2063	380,000	411,122
5.90%, 5/15/2038	99,000	106,566
5.95%, 3/15/2046 (b)	129,000	140,463
6.50%, 2/1/2039	470,000	544,363
Continental Resources, Inc. 4.90%, 6/1/2044	481,000	388,364
Devon Energy Corp.:
4.75%, 5/15/2042 (b)	227,000	198,412
5.00%, 6/15/2045 (b)	233,000	206,527
5.60%, 7/15/2041 (b)	390,000	377,212
7.88%, 9/30/2031	105,000	122,390
7.95%, 4/15/2032	112,000	130,327
Diamondback Energy, Inc.:
4.25%, 3/15/2052	291,000	234,860
4.40%, 3/24/2051	304,000	252,709
6.25%, 3/15/2053	246,000	263,422
EOG Resources, Inc.:
3.90%, 4/1/2035	127,000	116,893
4.95%, 4/15/2050 (b)	193,000	190,201
Exxon Mobil Corp.:
3.00%, 8/16/2039	164,000	131,761
3.10%, 8/16/2049	657,000	487,882
3.45%, 4/15/2051 (b)	1,133,000	891,728
3.57%, 3/6/2045	500,000	411,360
4.11%, 3/1/2046	993,000	885,647
4.33%, 3/19/2050 (b)	1,074,000	980,315
Hess Corp.:
5.60%, 2/15/2041	389,000	408,609
5.80%, 4/1/2047 (b)	128,000	138,080
6.00%, 1/15/2040	198,000	215,333
7.13%, 3/15/2033	99,000	114,560
Marathon Oil Corp.:
5.20%, 6/1/2045 (b)	308,000	273,211
6.60%, 10/1/2037 (b)	365,000	386,374
Marathon Petroleum Corp.:
4.50%, 4/1/2048	218,000	182,911
4.75%, 9/15/2044	246,000	220,305
5.00%, 9/15/2054	158,000	138,953
6.50%, 3/1/2041	524,000	564,275
Occidental Petroleum Corp.:
4.20%, 3/15/2048	239,000	187,835
4.40%, 4/15/2046	155,000	126,948
6.20%, 3/15/2040	369,000	380,406
6.45%, 9/15/2036	510,000	540,947
6.60%, 3/15/2046	540,000	583,621
7.95%, 6/15/2039	110,000	128,280
Ovintiv, Inc.:
6.50%, 2/1/2038	219,000	226,080
6.63%, 8/15/2037	152,000	157,416
7.10%, 7/15/2053	250,000	275,070
8.13%, 9/15/2030	116,000	130,921
Security Description	Principal Amount	Value
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	$ 135,000	$ 143,119
Phillips 66:
4.65%, 11/15/2034	110,000	106,941
5.88%, 5/1/2042	430,000	465,853
Phillips 66 Co.:
4.68%, 2/15/2045	252,000	229,118
4.88%, 11/15/2044	182,000	174,442
4.90%, 10/1/2046	237,000	221,865
Shell International Finance BV:
3.00%, 11/26/2051	541,000	387,210
3.13%, 11/7/2049	520,000	382,626
3.25%, 4/6/2050	796,000	599,706
3.75%, 9/12/2046	574,000	477,315
4.00%, 5/10/2046	842,000	730,940
4.13%, 5/11/2035	445,000	425,331
4.38%, 5/11/2045	1,071,000	982,857
4.55%, 8/12/2043	632,000	597,872
5.50%, 3/25/2040	302,000	322,020
6.38%, 12/15/2038	1,099,000	1,264,597
Suncor Energy, Inc.:
3.75%, 3/4/2051	232,000	174,260
4.00%, 11/15/2047	194,000	153,716
5.95%, 12/1/2034	71,000	74,374
6.50%, 6/15/2038	385,000	411,919
6.80%, 5/15/2038	396,000	433,390
6.85%, 6/1/2039	357,000	393,560
TotalEnergies Capital International SA:
2.99%, 6/29/2041	160,000	124,678
3.13%, 5/29/2050	805,000	592,287
3.39%, 6/29/2060	412,000	306,788
3.46%, 7/12/2049	285,000	225,250
Valero Energy Corp.:
3.65%, 12/1/2051	374,000	273,192
4.00%, 6/1/2052	106,000	82,082
6.63%, 6/15/2037	415,000	455,106
7.50%, 4/15/2032	101,000	116,654
		33,067,945
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	558,000	563,747
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047 (b)	675,000	572,238
Halliburton Co.:
4.50%, 11/15/2041	321,000	290,582
4.85%, 11/15/2035	254,000	250,038
5.00%, 11/15/2045 (b)	669,000	648,602
6.70%, 9/15/2038	232,000	271,231
7.45%, 9/15/2039	411,000	514,190
NOV, Inc. 3.95%, 12/1/2042	461,000	355,122
		3,465,750

See accompanying notes to financial statements.
195

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	$ 160,000	$ 132,130
Sonoco Products Co. 5.75%, 11/1/2040	184,000	188,453
WestRock MWV LLC 7.95%, 2/15/2031	64,000	74,411
		394,994
PHARMACEUTICALS — 7.1%
AbbVie, Inc.:
4.05%, 11/21/2039	1,106,000	1,000,244
4.25%, 11/21/2049	1,695,000	1,512,754
4.30%, 5/14/2036	282,000	270,390
4.40%, 11/6/2042	830,000	770,796
4.45%, 5/14/2046	694,000	638,168
4.50%, 5/14/2035	528,000	516,405
4.55%, 3/15/2035	503,000	493,740
4.63%, 10/1/2042	160,000	151,763
4.70%, 5/14/2045	837,500	799,369
4.75%, 3/15/2045	341,000	327,923
4.85%, 6/15/2044	413,000	402,345
4.88%, 11/14/2048	534,000	522,199
AstraZeneca PLC:
3.00%, 5/28/2051	170,000	127,056
4.00%, 9/18/2042	307,000	278,860
4.38%, 11/16/2045	256,000	240,896
4.38%, 8/17/2048	249,000	234,197
6.45%, 9/15/2037	892,000	1,042,891
Becton Dickinson & Co.:
3.79%, 5/20/2050	140,000	114,195
4.67%, 6/6/2047	164,000	152,964
4.69%, 12/15/2044	378,000	354,023
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	114,000	79,578
2.55%, 11/13/2050	553,000	350,475
3.25%, 8/1/2042	286,000	221,807
3.55%, 3/15/2042	273,000	223,358
3.70%, 3/15/2052	827,000	649,857
3.90%, 3/15/2062	529,000	412,451
4.13%, 6/15/2039	526,000	474,394
4.25%, 10/26/2049	1,436,000	1,246,046
4.35%, 11/15/2047	592,000	521,357
4.50%, 3/1/2044	132,000	120,863
4.55%, 2/20/2048	541,000	492,429
4.63%, 5/15/2044	355,000	331,733
5.00%, 8/15/2045	222,000	220,066
6.25%, 11/15/2053	300,000	343,677
6.40%, 11/15/2063	365,000	424,046
Cardinal Health, Inc.:
4.37%, 6/15/2047	197,000	168,849
4.50%, 11/15/2044	215,000	187,299
4.60%, 3/15/2043	74,000	65,867
4.90%, 9/15/2045	244,000	223,709
Cencora, Inc. 4.25%, 3/1/2045	304,000	268,967
Security Description	Principal Amount	Value
Cigna Group:
3.20%, 3/15/2040	$ 206,000	$ 161,150
3.40%, 3/15/2050	320,000	236,624
3.40%, 3/15/2051 (b)	471,000	348,653
3.88%, 10/15/2047	296,000	240,903
4.80%, 8/15/2038	675,000	653,866
4.80%, 7/15/2046	428,000	402,654
4.90%, 12/15/2048	919,000	874,897
6.13%, 11/15/2041	216,000	236,805
CVS Health Corp.:
2.70%, 8/21/2040	318,000	227,256
4.13%, 4/1/2040	276,000	237,393
4.78%, 3/25/2038	1,485,000	1,403,785
4.88%, 7/20/2035	143,000	140,580
5.05%, 3/25/2048	2,854,000	2,678,022
5.13%, 7/20/2045	1,374,000	1,302,209
5.30%, 12/5/2043	368,000	356,533
5.63%, 2/21/2053	542,000	550,097
5.88%, 6/1/2053	525,000	553,145
6.00%, 6/1/2063	441,000	469,696
6.13%, 9/15/2039	244,000	259,179
Eli Lilly & Co.:
3.70%, 3/1/2045	163,000	142,126
3.95%, 5/15/2047	178,000	160,789
4.15%, 3/15/2059	305,000	279,819
4.88%, 2/27/2053	427,000	443,042
4.95%, 2/27/2063	473,000	491,158
5.55%, 3/15/2037	220,000	240,207
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	242,000	225,968
5.38%, 4/15/2034 (b)	112,000	120,669
6.38%, 5/15/2038	807,000	938,420
Johnson & Johnson:
2.10%, 9/1/2040	369,000	262,964
2.25%, 9/1/2050 (b)	397,000	262,357
2.45%, 9/1/2060	495,000	318,181
3.40%, 1/15/2038	288,000	255,180
3.50%, 1/15/2048 (b)	375,000	315,791
3.55%, 3/1/2036	305,000	282,052
3.63%, 3/3/2037	450,000	415,139
3.70%, 3/1/2046	752,000	657,609
3.75%, 3/3/2047	398,000	350,948
4.38%, 12/5/2033 (b)	115,000	118,258
4.50%, 9/1/2040	278,000	277,277
4.50%, 12/5/2043 (b)	127,000	127,044
4.85%, 5/15/2041 (b)	201,000	208,895
5.85%, 7/15/2038	320,000	366,262
5.95%, 8/15/2037	443,000	511,005
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	176,000	165,093
5.90%, 11/1/2039	214,000	227,557
Merck & Co., Inc.:
2.35%, 6/24/2040	249,000	180,951
2.45%, 6/24/2050	386,000	254,884
2.75%, 12/10/2051	120,000	82,664

See accompanying notes to financial statements.
196

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 12/10/2061	$ 669,000	$ 448,197
3.60%, 9/15/2042	165,000	140,083
3.70%, 2/10/2045	617,000	524,925
3.90%, 3/7/2039	301,000	273,850
4.00%, 3/7/2049	446,000	394,037
4.15%, 5/18/2043	30,000	27,603
4.90%, 5/17/2044	445,000	450,407
5.00%, 5/17/2053	625,000	643,494
5.15%, 5/17/2063	565,000	590,956
6.50%, 12/1/2033	100,000	117,530
6.55%, 9/15/2037	230,000	268,911
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	175,000	190,656
Mylan, Inc.:
5.20%, 4/15/2048	250,000	207,220
5.40%, 11/29/2043	158,000	137,210
Novartis Capital Corp.:
2.75%, 8/14/2050	336,000	242,797
3.70%, 9/21/2042	83,000	72,264
4.00%, 11/20/2045	476,000	429,081
4.40%, 5/6/2044	483,000	463,424
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	1,470,000	1,466,707
5.30%, 5/19/2053	2,205,000	2,255,098
5.34%, 5/19/2063	1,515,000	1,531,892
Pfizer, Inc.:
2.55%, 5/28/2040	281,000	206,060
3.90%, 3/15/2039	240,000	212,767
4.00%, 12/15/2036	229,000	216,052
4.00%, 3/15/2049	347,000	303,771
4.10%, 9/15/2038	209,000	192,263
4.13%, 12/15/2046	365,000	324,803
4.20%, 9/15/2048	309,000	279,500
4.30%, 6/15/2043	161,000	147,943
4.40%, 5/15/2044	298,000	281,813
5.60%, 9/15/2040	222,000	234,896
7.20%, 3/15/2039	771,000	956,318
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	415,000	319,492
3.18%, 7/9/2050	594,000	425,114
3.38%, 7/9/2060	473,000	332,079
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	324,000	270,200
Viatris, Inc.:
3.85%, 6/22/2040	712,000	530,753
4.00%, 6/22/2050	745,000	524,316
Wyeth LLC:
5.95%, 4/1/2037	582,000	638,407
6.00%, 2/15/2036	177,000	195,528
6.50%, 2/1/2034	97,000	109,582
Zoetis, Inc.:
3.00%, 5/15/2050	131,000	95,221
3.95%, 9/12/2047	144,000	122,455
Security Description	Principal Amount	Value
4.70%, 2/1/2043	$ 387,000	$ 369,883
		55,159,320
PIPELINES — 4.5%
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	90,089
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	268,000	267,665
DCP Midstream Operating LP 5.60%, 4/1/2044	151,000	147,483
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	140,000	119,459
4.80%, 11/1/2043	216,000	195,931
Enbridge Energy Partners LP:
5.50%, 9/15/2040	203,000	199,876
7.38%, 10/15/2045	283,000	334,206
Series B, 7.50%, 4/15/2038	245,000	286,133
Enbridge, Inc.:
2.50%, 8/1/2033	121,000	99,051
3.40%, 8/1/2051	260,000	189,452
4.00%, 11/15/2049	121,000	96,505
4.50%, 6/10/2044	80,000	68,751
6.70%, 11/15/2053	345,000	402,042
Energy Transfer LP:
4.95%, 1/15/2043	109,000	95,281
5.00%, 5/15/2044	101,000	88,761
5.00%, 5/15/2050	836,000	747,317
5.15%, 2/1/2043	346,000	308,161
5.15%, 3/15/2045	413,000	379,105
5.30%, 4/1/2044	361,000	332,788
5.30%, 4/15/2047	496,000	456,737
5.35%, 5/15/2045	381,000	353,919
5.40%, 10/1/2047	585,000	545,928
Series 20Y, 5.80%, 6/15/2038	276,000	277,278
5.95%, 10/1/2043	252,000	249,563
6.00%, 6/15/2048	495,000	500,202
6.05%, 6/1/2041	423,000	426,342
6.10%, 2/15/2042	194,000	194,326
6.13%, 12/15/2045	424,000	428,918
6.25%, 4/15/2049	710,835	737,307
6.50%, 2/1/2042	532,000	562,829
6.63%, 10/15/2036	116,000	124,842
7.50%, 7/1/2038	100,000	115,839
Enterprise Products Operating LLC:
3.20%, 2/15/2052	261,000	190,637
3.30%, 2/15/2053	185,000	137,331
3.70%, 1/31/2051	261,000	208,312
3.95%, 1/31/2060	399,000	324,658
4.20%, 1/31/2050	367,000	319,400
4.25%, 2/15/2048	395,000	347,509
4.45%, 2/15/2043	134,000	122,560
4.80%, 2/1/2049	385,000	365,242

See accompanying notes to financial statements.
197

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 8/15/2042	$ 328,433	$ 315,191
4.85%, 3/15/2044	312,000	300,203
4.90%, 5/15/2046	257,000	245,612
4.95%, 10/15/2054	176,000	170,189
5.10%, 2/15/2045	347,000	341,802
5.70%, 2/15/2042	245,000	258,174
5.95%, 2/1/2041	206,000	221,555
6.13%, 10/15/2039	204,000	223,135
6.45%, 9/1/2040	160,000	181,160
Series H, 6.65%, 10/15/2034	98,000	112,202
7.55%, 4/15/2038	223,000	273,284
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	385,000	330,707
5.00%, 8/15/2042	353,000	318,053
5.00%, 3/1/2043	421,000	376,942
5.40%, 9/1/2044	220,000	206,419
5.50%, 3/1/2044	331,000	314,854
5.63%, 9/1/2041	268,000	256,329
5.80%, 3/15/2035	106,000	108,063
6.38%, 3/1/2041	301,000	309,118
6.50%, 2/1/2037	132,000	139,059
6.50%, 9/1/2039	200,000	210,604
6.55%, 9/15/2040	205,000	216,503
Series MTN, 6.95%, 1/15/2038	349,000	383,610
7.50%, 11/15/2040	327,000	369,105
Kinder Morgan, Inc.:
5.05%, 2/15/2046	365,000	326,668
5.20%, 3/1/2048	324,000	297,157
5.45%, 8/1/2052 (b)	378,000	363,054
5.55%, 6/1/2045	666,000	643,070
Magellan Midstream Partners LP:
3.95%, 3/1/2050	286,000	218,965
4.20%, 10/3/2047	160,000	127,091
4.25%, 9/15/2046	241,000	194,388
4.85%, 2/1/2049	151,000	133,818
5.15%, 10/15/2043	225,000	210,746
MPLX LP:
4.70%, 4/15/2048	714,000	616,853
4.90%, 4/15/2058	143,000	121,712
4.95%, 3/14/2052	651,000	581,297
5.20%, 3/1/2047	449,000	417,521
5.20%, 12/1/2047	247,000	225,756
5.50%, 2/15/2049	722,000	699,409
5.65%, 3/1/2053	365,000	360,660
ONEOK Partners LP:
6.13%, 2/1/2041	209,000	218,183
6.20%, 9/15/2043	161,000	169,232
6.65%, 10/1/2036	99,000	107,819
6.85%, 10/15/2037	247,000	272,419
ONEOK, Inc.:
4.45%, 9/1/2049	327,000	274,418
4.50%, 3/15/2050	158,000	132,447
Security Description	Principal Amount	Value
4.95%, 7/13/2047	$ 344,000	$ 308,241
5.20%, 7/15/2048	443,000	415,707
6.00%, 6/15/2035	113,000	116,341
6.63%, 9/1/2053	500,000	560,595
7.15%, 1/15/2051	188,000	215,788
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	168,000	134,461
4.70%, 6/15/2044	256,000	214,369
4.90%, 2/15/2045	306,000	264,482
5.15%, 6/1/2042	215,000	194,607
6.65%, 1/15/2037	158,000	169,390
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	124,000	131,046
Spectra Energy Partners LP:
4.50%, 3/15/2045	156,000	133,731
5.95%, 9/25/2043	227,000	232,148
Targa Resources Corp.:
4.95%, 4/15/2052	242,000	212,655
6.25%, 7/1/2052	156,000	161,516
6.50%, 3/30/2034	525,000	567,793
6.50%, 2/15/2053	286,000	309,775
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	144,809
Texas Eastern Transmission LP 7.00%, 7/15/2032	97,000	108,585
TransCanada PipeLines Ltd.:
4.63%, 3/1/2034	125,000	118,323
4.75%, 5/15/2038	129,000	119,499
4.88%, 5/15/2048	300,000	275,043
5.00%, 10/16/2043	287,000	268,804
5.10%, 3/15/2049 (b)	284,000	271,947
5.85%, 3/15/2036	150,000	154,947
6.10%, 6/1/2040	283,000	298,896
6.20%, 10/15/2037	302,000	321,509
7.25%, 8/15/2038	351,000	408,252
7.63%, 1/15/2039	457,000	547,742
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	62,000	50,206
4.45%, 8/1/2042	88,000	77,849
4.60%, 3/15/2048	167,000	150,856
5.40%, 8/15/2041	129,000	128,016
Western Midstream Operating LP:
5.25%, 2/1/2050	311,000	277,788
5.30%, 3/1/2048	264,000	230,976
5.45%, 4/1/2044	321,000	290,935
5.50%, 8/15/2048	140,000	124,538
Williams Cos., Inc.:
3.50%, 10/15/2051	180,000	131,917
4.85%, 3/1/2048	240,000	218,347
4.90%, 1/15/2045	29,000	26,400
5.10%, 9/15/2045	300,000	282,777

See accompanying notes to financial statements.
198

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 8/15/2052	$ 226,000	$ 219,362
5.40%, 3/4/2044	281,000	273,894
5.75%, 6/24/2044	166,000	167,582
5.80%, 11/15/2043	113,000	113,975
6.30%, 4/15/2040	380,000	406,380
		34,885,090
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 5.95%, 8/15/2034	113,000	118,910
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Alexandria Real Estate Equities, Inc.:
2.95%, 3/15/2034	247,000	206,107
3.00%, 5/18/2051	405,000	268,179
3.55%, 3/15/2052	457,000	333,875
4.00%, 2/1/2050	217,000	171,825
4.75%, 4/15/2035	152,000	147,533
4.85%, 4/15/2049	147,000	130,321
5.15%, 4/15/2053	127,000	122,862
American Homes 4 Rent LP:
3.38%, 7/15/2051	215,000	147,645
4.30%, 4/15/2052	83,000	67,320
American Tower Corp.:
2.95%, 1/15/2051	323,000	215,564
3.10%, 6/15/2050	307,000	210,221
3.70%, 10/15/2049	160,000	121,541
5.90%, 11/15/2033	160,000	169,845
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	162,000	132,518
Series MTN, 4.15%, 7/1/2047	138,000	115,999
Series MTN, 4.35%, 4/15/2048	134,000	113,687
Boston Properties LP 6.50%, 1/15/2034 (b)	130,000	137,181
Camden Property Trust 3.35%, 11/1/2049	151,000	113,330
Corporate Office Properties LP 2.90%, 12/1/2033	99,000	77,805
Crown Castle, Inc.:
2.90%, 4/1/2041	382,000	273,141
4.00%, 11/15/2049	114,000	90,160
4.15%, 7/1/2050	145,000	117,388
4.75%, 5/15/2047	160,000	138,821
5.20%, 2/15/2049	141,000	133,348
5.80%, 3/1/2034	220,000	227,880
Equinix, Inc.:
2.95%, 9/15/2051	135,000	90,253
3.00%, 7/15/2050	158,000	107,764
3.40%, 2/15/2052	151,000	110,638
ERP Operating LP:
4.00%, 8/1/2047	162,000	130,342
4.50%, 7/1/2044	220,000	195,197
4.50%, 6/1/2045	123,000	105,310
Security Description	Principal Amount	Value
Essex Portfolio LP:
2.65%, 9/1/2050	$ 119,000	$ 72,231
4.50%, 3/15/2048 (b)	138,000	118,422
Federal Realty OP LP 4.50%, 12/1/2044	157,000	131,343
GLP Capital LP/GLP Financing II, Inc. 6.75%, 12/1/2033	220,000	237,345
Healthpeak OP LLC 6.75%, 2/1/2041	144,000	161,251
Highwoods Realty LP 7.65%, 2/1/2034	220,000	237,805
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	90,000	72,212
Kilroy Realty LP:
2.50%, 11/15/2032	113,000	85,724
2.65%, 11/15/2033	100,000	75,888
Kimco Realty OP LLC:
3.70%, 10/1/2049	121,000	90,882
4.13%, 12/1/2046	91,000	71,211
4.25%, 4/1/2045	161,000	130,788
4.45%, 9/1/2047 (b)	141,000	117,265
6.40%, 3/1/2034	250,000	274,480
Mid-America Apartments LP 2.88%, 9/15/2051	72,000	47,214
NNN REIT, Inc.:
3.00%, 4/15/2052	116,000	75,934
3.10%, 4/15/2050	135,000	89,478
3.50%, 4/15/2051	137,000	100,387
4.80%, 10/15/2048	147,000	129,500
5.60%, 10/15/2033	135,000	139,572
Prologis LP:
3.00%, 4/15/2050	121,000	86,932
3.05%, 3/1/2050	200,000	143,318
4.38%, 9/15/2048	168,000	149,229
5.13%, 1/15/2034	185,000	190,898
5.25%, 6/15/2053 (b)	542,000	566,092
Public Storage Operating Co. 5.35%, 8/1/2053	245,000	256,650
Realty Income Corp. 4.65%, 3/15/2047	189,000	176,639
Regency Centers LP:
4.40%, 2/1/2047	122,000	101,387
4.65%, 3/15/2049	128,000	109,833
Simon Property Group LP:
3.25%, 9/13/2049	317,000	229,777
3.80%, 7/15/2050	225,000	178,207
4.25%, 10/1/2044	131,000	109,809
4.25%, 11/30/2046	177,000	148,944
4.75%, 3/15/2042	46,000	42,082
COR, 5.85%, 3/8/2053	325,000	345,524
6.25%, 1/15/2034	150,000	163,395
6.65%, 1/15/2054	300,000	354,375
6.75%, 2/1/2040	159,000	180,226

See accompanying notes to financial statements.
199

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
UDR, Inc. 3.10%, 11/1/2034 (b)	$ 128,000	$ 105,861
Ventas Realty LP:
4.38%, 2/1/2045	155,000	125,404
4.88%, 4/15/2049	154,000	134,570
5.70%, 9/30/2043	115,000	110,803
VICI Properties LP 5.63%, 5/15/2052	93,000	89,192
Welltower OP LLC:
4.95%, 9/1/2048	141,000	133,614
6.50%, 3/15/2041	104,000	114,704
Weyerhaeuser Co. 7.38%, 3/15/2032	104,000	120,821
WP Carey, Inc. 2.25%, 4/1/2033	114,000	89,085
		11,739,903
RETAIL — 3.1%
AutoZone, Inc. 6.55%, 11/1/2033	210,000	233,310
Darden Restaurants, Inc. 4.55%, 2/15/2048	249,000	211,433
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	461,000	330,048
Dollar General Corp.:
4.13%, 4/3/2050	138,000	109,433
5.50%, 11/1/2052	129,000	125,653
Dollar Tree, Inc. 3.38%, 12/1/2051	268,000	186,228
Home Depot, Inc.:
2.38%, 3/15/2051	572,000	363,283
2.75%, 9/15/2051	469,000	321,120
3.13%, 12/15/2049	547,000	407,614
3.35%, 4/15/2050	648,000	503,788
3.50%, 9/15/2056	338,000	266,003
3.63%, 4/15/2052	643,000	521,923
3.90%, 6/15/2047	489,000	420,511
4.20%, 4/1/2043	265,000	241,351
4.25%, 4/1/2046	668,000	604,694
4.40%, 3/15/2045	326,000	302,981
4.50%, 12/6/2048	593,000	560,349
4.88%, 2/15/2044	448,000	444,358
4.95%, 9/15/2052	360,000	364,921
5.40%, 9/15/2040	262,000	276,394
5.88%, 12/16/2036	960,000	1,073,395
5.95%, 4/1/2041	313,000	350,253
Lowe's Cos., Inc.:
3.00%, 10/15/2050	536,000	365,048
3.50%, 4/1/2051	249,000	185,891
3.70%, 4/15/2046	382,000	302,074
4.05%, 5/3/2047	423,000	348,903
4.25%, 4/1/2052	597,000	506,065
4.45%, 4/1/2062	558,000	472,916
4.55%, 4/5/2049	157,000	138,689
4.65%, 4/15/2042	161,000	150,021
5.00%, 4/15/2040	121,000	118,223
Security Description	Principal Amount	Value
5.13%, 4/15/2050	$ 279,000	$ 269,118
5.50%, 10/15/2035	146,000	153,716
5.63%, 4/15/2053	723,000	762,179
5.75%, 7/1/2053	241,000	256,014
5.80%, 9/15/2062	498,000	526,321
5.85%, 4/1/2063	251,000	263,937
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	122,000	101,325
Series MTN, 3.63%, 9/1/2049	540,000	433,987
Series MTN, 3.70%, 2/15/2042	188,000	158,956
Series MTN, 4.20%, 4/1/2050	132,000	117,291
Series MTN, 4.45%, 3/1/2047	320,000	293,843
Series MTN, 4.45%, 9/1/2048	175,000	162,223
Series MTN, 4.60%, 5/26/2045	174,000	164,240
Series MTN, 4.70%, 12/9/2035	218,000	215,207
Series MTN, 4.88%, 7/15/2040	130,000	127,101
Series MTN, 4.88%, 12/9/2045	417,000	411,070
Series MTN, 5.15%, 9/9/2052	215,000	218,765
5.45%, 8/14/2053	595,000	633,794
Series MTN, 5.70%, 2/1/2039	25,000	26,873
Series MTN, 6.30%, 10/15/2037	244,000	276,557
Series MTN, 6.30%, 3/1/2038	238,000	270,654
Starbucks Corp.:
3.35%, 3/12/2050	272,000	203,796
3.50%, 11/15/2050	344,000	267,587
3.75%, 12/1/2047	157,000	126,657
4.30%, 6/15/2045	127,000	113,731
4.45%, 8/15/2049	297,000	269,914
4.50%, 11/15/2048	214,000	195,352
Target Corp.:
2.95%, 1/15/2052	406,000	290,822
3.63%, 4/15/2046	284,000	235,203
3.90%, 11/15/2047	277,000	239,846
4.00%, 7/1/2042	246,000	223,024
4.80%, 1/15/2053 (b)	397,000	394,209
6.35%, 11/1/2032	97,000	109,610
6.50%, 10/15/2037	229,000	266,201
7.00%, 1/15/2038	141,000	171,587
TJX Cos., Inc. 4.50%, 4/15/2050	229,000	218,482
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	20,000	14,569

See accompanying notes to financial statements.
200

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 11/18/2044	$ 20,000	$ 16,648
Walmart, Inc.:
2.50%, 9/22/2041	271,000	200,594
2.95%, 9/24/2049	331,000	247,224
3.63%, 12/15/2047	252,000	213,552
3.95%, 6/28/2038	135,000	128,525
4.00%, 4/11/2043	240,000	218,287
4.05%, 6/29/2048 (b)	432,000	395,168
4.30%, 4/22/2044	224,000	213,882
4.50%, 9/9/2052	469,000	457,008
4.50%, 4/15/2053	630,000	613,645
5.00%, 10/25/2040	185,000	195,456
5.25%, 9/1/2035	320,000	349,274
5.63%, 4/1/2040	244,000	271,584
5.63%, 4/15/2041	291,000	325,757
6.20%, 4/15/2038	157,000	185,053
6.50%, 8/15/2037	267,754	324,023
		24,346,314
SEMICONDUCTORS — 2.8%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	271,000	257,011
Analog Devices, Inc.:
2.80%, 10/1/2041	80,000	59,774
2.95%, 10/1/2051	484,000	347,483
5.30%, 12/15/2045	216,000	217,858
Applied Materials, Inc.:
2.75%, 6/1/2050	216,331	156,377
4.35%, 4/1/2047 (b)	273,000	257,873
5.10%, 10/1/2035	166,000	174,436
5.85%, 6/15/2041	231,000	255,389
Broadcom, Inc.:
2.60%, 2/15/2033 (d)	136,000	111,970
3.14%, 11/15/2035 (d)	1,032,315	847,830
3.19%, 11/15/2036 (d)	1,095,000	888,647
3.42%, 4/15/2033 (d)	92,000	80,818
3.50%, 2/15/2041 (d)	1,174,000	931,733
3.75%, 2/15/2051 (d)	738,000	581,455
4.93%, 5/15/2037 (d)	979,000	947,026
Intel Corp.:
2.80%, 8/12/2041	345,000	259,005
3.05%, 8/12/2051	475,000	336,015
3.10%, 2/15/2060	452,000	312,020
3.20%, 8/12/2061	235,000	162,491
3.25%, 11/15/2049	773,000	575,004
3.73%, 12/8/2047	765,000	623,636
4.10%, 5/19/2046	469,000	412,903
4.10%, 5/11/2047	372,000	324,220
4.25%, 12/15/2042	190,000	171,312
4.60%, 3/25/2040	270,800	263,632
4.75%, 3/25/2050	804,000	761,975
4.80%, 10/1/2041	377,000	368,024
4.90%, 7/29/2045	5,384	5,443
4.90%, 8/5/2052	582,000	570,593
4.95%, 3/25/2060	328,000	325,179
5.05%, 8/5/2062	399,000	394,423
Security Description	Principal Amount	Value
5.63%, 2/10/2043	$ 392,000	$ 419,961
5.70%, 2/10/2053 (b)	777,000	840,846
5.90%, 2/10/2063	456,000	508,125
KLA Corp.:
3.30%, 3/1/2050	261,000	199,488
4.95%, 7/15/2052	429,000	433,646
5.00%, 3/15/2049	149,000	148,140
5.25%, 7/15/2062	388,000	402,845
Lam Research Corp.:
2.88%, 6/15/2050	279,000	199,125
3.13%, 6/15/2060	165,000	114,663
4.88%, 3/15/2049	349,000	348,382
Micron Technology, Inc.:
3.37%, 11/1/2041	247,000	185,539
3.48%, 11/1/2051	201,000	146,632
5.88%, 9/15/2033	21,000	21,850
NVIDIA Corp.:
3.50%, 4/1/2040	288,000	250,024
3.50%, 4/1/2050	594,000	496,323
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	136,000	101,641
3.25%, 5/11/2041	250,000	191,025
3.25%, 11/30/2051	291,000	208,272
QUALCOMM, Inc.:
3.25%, 5/20/2050 (b)	50,000	39,050
4.30%, 5/20/2047	640,000	587,066
4.50%, 5/20/2052	470,000	439,220
4.65%, 5/20/2035 (b)	270,000	276,483
4.80%, 5/20/2045	486,000	482,880
6.00%, 5/20/2053	516,000	595,810
Texas Instruments, Inc.:
3.88%, 3/15/2039 (b)	222,000	205,379
4.15%, 5/15/2048	434,000	394,419
5.00%, 3/14/2053	312,000	320,446
5.05%, 5/18/2063	525,000	537,941
TSMC Arizona Corp.:
3.13%, 10/25/2041	370,000	298,978
3.25%, 10/25/2051 (b)	293,000	230,304
4.50%, 4/22/2052	320,000	316,378
		21,922,436
SOFTWARE — 3.2%
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	325,000	241,741
4.50%, 8/15/2046	149,000	126,222
5.63%, 7/15/2052	314,000	321,370
Fiserv, Inc. 4.40%, 7/1/2049	599,000	529,211
Intuit, Inc. 5.50%, 9/15/2053	165,000	181,074
Microsoft Corp.:
2.50%, 9/15/2050 (d)	424,000	286,866
2.53%, 6/1/2050	2,325,000	1,590,439
2.68%, 6/1/2060	1,460,000	979,923

See accompanying notes to financial statements.
201

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.92%, 3/17/2052	$ 2,279,000	$ 1,678,871
3.04%, 3/17/2062	820,000	593,081
3.45%, 8/8/2036	484,000	445,096
3.50%, 11/15/2042	149,000	130,318
3.70%, 8/8/2046	728,000	638,740
3.75%, 2/12/2045	290,000	259,672
3.95%, 8/8/2056	244,000	216,753
4.00%, 2/12/2055	361,000	324,427
4.20%, 11/3/2035	238,000	238,564
4.25%, 2/6/2047 (b)	493,000	477,259
4.45%, 11/3/2045	274,000	270,074
4.50%, 6/15/2047 (d)	154,000	151,046
4.50%, 2/6/2057 (b)	464,000	455,987
5.20%, 6/1/2039	68,000	75,009
5.30%, 2/8/2041 (b)	210,000	236,855
Oracle Corp.:
3.60%, 4/1/2040	1,182,000	945,269
3.60%, 4/1/2050	1,704,000	1,262,016
3.65%, 3/25/2041	944,000	750,556
3.80%, 11/15/2037	100,000	85,095
3.85%, 7/15/2036	20,000	17,436
3.85%, 4/1/2060	1,341,000	975,832
3.90%, 5/15/2035	360,000	320,526
3.95%, 3/25/2051	1,279,000	1,005,332
4.00%, 7/15/2046	1,178,000	944,874
4.00%, 11/15/2047	915,000	727,260
4.10%, 3/25/2061	601,000	459,242
4.13%, 5/15/2045	821,000	672,489
4.30%, 7/8/2034	268,000	250,253
4.38%, 5/15/2055	470,000	390,368
4.50%, 7/8/2044	466,000	406,874
5.38%, 7/15/2040	897,000	882,827
5.55%, 2/6/2053 (b)	889,000	890,414
6.13%, 7/8/2039	533,000	567,869
6.50%, 4/15/2038	356,000	393,825
6.90%, 11/9/2052	928,000	1,087,690
Salesforce, Inc.:
2.70%, 7/15/2041	402,000	307,245
2.90%, 7/15/2051	819,000	586,404
3.05%, 7/15/2061 (b)	518,000	364,195
		24,742,489
TELECOMMUNICATIONS — 6.0%
America Movil SAB de CV:
4.38%, 7/16/2042	506,000	456,761
4.38%, 4/22/2049 (b)	390,000	345,797
6.13%, 11/15/2037	173,000	188,610
6.13%, 3/30/2040	813,000	884,463
6.38%, 3/1/2035	115,000	128,166
AT&T, Inc.:
2.55%, 12/1/2033	985,000	803,612
3.10%, 2/1/2043	105,000	79,139
3.30%, 2/1/2052	161,000	115,175
3.50%, 6/1/2041	777,000	617,536
3.50%, 9/15/2053	2,359,000	1,716,361
3.50%, 2/1/2061	169,000	118,145
Security Description	Principal Amount	Value
3.55%, 9/15/2055	$ 2,938,000	$ 2,118,239
3.65%, 6/1/2051	880,000	664,206
3.65%, 9/15/2059	2,418,000	1,736,656
3.80%, 12/1/2057	2,166,000	1,612,262
3.85%, 6/1/2060	660,000	493,139
4.30%, 12/15/2042	402,000	350,130
4.35%, 6/15/2045	350,000	302,809
4.50%, 5/15/2035	630,000	597,561
4.50%, 3/9/2048	556,000	487,073
4.55%, 3/9/2049	284,000	248,966
4.65%, 6/1/2044	158,000	140,655
4.75%, 5/15/2046	598,000	542,177
4.80%, 6/15/2044	140,000	128,164
4.85%, 3/1/2039	209,000	199,879
4.85%, 7/15/2045	151,000	137,322
4.90%, 8/15/2037	204,000	197,488
5.15%, 3/15/2042	158,000	152,672
5.15%, 2/15/2050	185,000	178,001
5.15%, 11/15/2046	184,000	177,282
5.25%, 3/1/2037	321,000	322,550
5.35%, 9/1/2040	141,000	139,253
5.40%, 2/15/2034	840,000	866,754
5.45%, 3/1/2047 (b)	164,000	163,661
5.55%, 8/15/2041	164,000	166,786
5.65%, 2/15/2047	201,000	209,364
5.70%, 3/1/2057	141,000	142,230
6.00%, 8/15/2040	79,000	84,164
6.30%, 1/15/2038	159,000	174,641
6.38%, 3/1/2041	102,000	112,505
6.55%, 2/15/2039	158,000	174,443
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	156,000	120,822
Series US-4, 3.65%, 3/17/2051	163,000	125,169
4.30%, 7/29/2049	175,000	150,246
4.46%, 4/1/2048 (b)	316,000	284,413
Cisco Systems, Inc.:
5.50%, 1/15/2040	609,036	648,916
5.90%, 2/15/2039	619,000	687,270
Corning, Inc.:
3.90%, 11/15/2049	117,000	94,820
4.38%, 11/15/2057	236,000	206,219
4.70%, 3/15/2037	96,000	91,538
5.35%, 11/15/2048	123,000	123,030
5.45%, 11/15/2079	488,000	471,837
5.75%, 8/15/2040	117,000	119,913
5.85%, 11/15/2068	191,000	191,703
Deutsche Telekom International Finance BV 9.25%, 6/1/2032	99,000	128,518
Juniper Networks, Inc. 5.95%, 3/15/2041	155,000	158,965
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	47,107

See accompanying notes to financial statements.
202

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Motorola Solutions, Inc. 5.50%, 9/1/2044	$ 198,000	$ 196,861
Nokia OYJ 6.63%, 5/15/2039	262,000	260,263
Orange SA 5.38%, 1/13/2042	317,000	323,013
Rogers Communications, Inc.:
3.70%, 11/15/2049	326,000	247,170
4.30%, 2/15/2048	335,000	279,544
4.35%, 5/1/2049	501,000	424,202
4.50%, 3/15/2042	203,000	179,523
4.50%, 3/15/2043	150,000	132,798
4.55%, 3/15/2052	807,000	705,197
5.00%, 3/15/2044	363,000	340,258
5.45%, 10/1/2043	252,000	244,470
7.50%, 8/15/2038	141,000	162,978
Telefonica Emisiones SA:
4.67%, 3/6/2038	50,000	45,768
4.90%, 3/6/2048	551,000	487,156
5.21%, 3/8/2047	953,000	886,595
5.52%, 3/1/2049	555,000	537,090
7.05%, 6/20/2036	550,000	622,693
TELUS Corp. 4.30%, 6/15/2049	118,000	98,856
T-Mobile USA, Inc.:
3.00%, 2/15/2041	793,000	594,433
3.30%, 2/15/2051	838,000	606,997
3.60%, 11/15/2060	741,800	542,412
4.38%, 4/15/2040	568,000	514,222
4.50%, 4/15/2050	852,000	754,293
5.05%, 7/15/2033	680,000	685,868
5.65%, 1/15/2053	625,000	652,362
5.75%, 1/15/2034	200,000	212,248
5.75%, 1/15/2054	180,000	190,987
5.80%, 9/15/2062	387,000	414,044
6.00%, 6/15/2054	270,000	296,797
Verizon Communications, Inc.:
2.65%, 11/20/2040	776,000	559,620
2.85%, 9/3/2041	462,000	341,959
2.88%, 11/20/2050	896,000	610,481
2.99%, 10/30/2056	992,000	660,087
3.00%, 11/20/2060	554,000	364,017
3.40%, 3/22/2041	1,229,000	981,111
3.55%, 3/22/2051	1,430,000	1,103,231
3.70%, 3/22/2061	1,268,000	970,540
3.85%, 11/1/2042	287,000	241,189
3.88%, 3/1/2052	440,000	357,562
4.00%, 3/22/2050	343,000	284,762
4.13%, 8/15/2046	294,000	252,705
4.27%, 1/15/2036	457,000	430,389
4.40%, 11/1/2034	287,000	276,392
4.52%, 9/15/2048	361,000	329,304
4.67%, 3/15/2055	237,000	220,045
4.75%, 11/1/2041	240,000	233,306
4.81%, 3/15/2039	304,000	294,038
Security Description	Principal Amount	Value
4.86%, 8/21/2046	$ 788,000	$ 752,816
5.01%, 4/15/2049	160,000	160,683
5.01%, 8/21/2054	219,000	215,647
5.25%, 3/16/2037	381,000	396,671
5.50%, 3/16/2047	191,000	200,588
5.85%, 9/15/2035	111,000	119,393
6.55%, 9/15/2043	233,000	268,765
Vodafone Group PLC:
4.25%, 9/17/2050	400,000	333,032
4.38%, 2/19/2043	565,000	493,211
4.88%, 6/19/2049	697,000	632,353
5.00%, 5/30/2038	62,000	62,232
5.13%, 6/19/2059	291,000	265,613
5.25%, 5/30/2048	30,000	29,267
5.63%, 2/10/2053	344,000	348,300
5.75%, 2/10/2063	283,000	287,729
6.15%, 2/27/2037	435,000	470,983
		47,312,402
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	163,000	143,564
6.35%, 3/15/2040	223,000	232,078
Mattel, Inc. 5.45%, 11/1/2041	245,000	219,410
		595,052
TRANSPORTATION — 3.7%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	228,000	159,461
3.05%, 2/15/2051	212,000	153,738
3.30%, 9/15/2051	282,000	214,436
3.55%, 2/15/2050	232,000	186,897
3.90%, 8/1/2046	248,000	210,433
4.05%, 6/15/2048	269,000	233,462
4.13%, 6/15/2047	243,000	213,313
4.15%, 4/1/2045	354,497	315,095
4.15%, 12/15/2048	325,000	286,397
4.38%, 9/1/2042	196,000	180,902
4.40%, 3/15/2042	347,000	320,916
4.45%, 3/15/2043	390,000	362,306
4.45%, 1/15/2053	349,000	328,758
4.55%, 9/1/2044	308,000	287,441
4.70%, 9/1/2045	225,000	216,086
4.90%, 4/1/2044	303,000	299,591
4.95%, 9/15/2041	158,000	157,515
5.05%, 3/1/2041	153,000	153,379
5.15%, 9/1/2043	261,000	267,517
5.20%, 4/15/2054	668,000	696,818
5.40%, 6/1/2041	200,000	209,766
5.75%, 5/1/2040	228,000	248,766
6.15%, 5/1/2037	200,000	224,596
6.20%, 8/15/2036	113,000	126,926
Canadian National Railway Co.:
3.20%, 8/2/2046	262,000	202,534

See accompanying notes to financial statements.
203

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 2/3/2048	$ 182,000	$ 151,364
4.40%, 8/5/2052	239,000	224,636
4.45%, 1/20/2049	334,000	310,827
6.13%, 11/1/2053	50,000	59,809
6.20%, 6/1/2036	162,000	182,289
6.25%, 8/1/2034	111,000	125,131
6.38%, 11/15/2037	190,000	215,553
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	126,641
3.50%, 5/1/2050	108,000	82,832
4.20%, 11/15/2069	254,000	210,817
4.30%, 5/15/2043	167,000	145,898
4.70%, 5/1/2048	282,000	256,504
4.80%, 9/15/2035	30,000	29,370
4.80%, 8/1/2045	175,000	164,918
4.95%, 8/15/2045	259,000	246,120
5.95%, 5/15/2037	137,000	146,349
6.13%, 9/15/2115	397,000	443,258
CSX Corp.:
3.35%, 9/15/2049	207,000	156,612
3.80%, 11/1/2046	229,000	190,349
3.80%, 4/15/2050	154,000	125,744
3.95%, 5/1/2050	160,000	134,560
4.10%, 3/15/2044	232,000	203,091
4.25%, 11/1/2066	293,000	250,459
4.30%, 3/1/2048	196,000	174,571
4.40%, 3/1/2043	198,000	180,849
4.50%, 3/15/2049	167,000	152,504
4.50%, 11/15/2052	280,000	260,596
4.50%, 8/1/2054	294,000	271,944
4.65%, 3/1/2068	188,000	172,853
4.75%, 5/30/2042	183,000	174,979
4.75%, 11/15/2048	164,000	156,233
5.20%, 11/15/2033 (b)	250,000	260,858
5.50%, 4/15/2041	10,000	10,436
6.00%, 10/1/2036	162,000	177,929
6.15%, 5/1/2037	205,000	229,065
6.22%, 4/30/2040	221,000	248,749
FedEx Corp.:
3.25%, 5/15/2041	296,000	229,116
3.88%, 8/1/2042	111,000	92,409
3.90%, 2/1/2035	156,000	142,712
4.05%, 2/15/2048	393,000	327,601
4.10%, 4/15/2043	204,000	173,320
4.10%, 2/1/2045	263,000	221,830
4.40%, 1/15/2047	319,000	278,091
4.55%, 4/1/2046	613,000	549,401
4.75%, 11/15/2045	472,000	435,000
4.90%, 1/15/2034	116,000	117,712
4.95%, 10/17/2048	387,000	367,294
5.10%, 1/15/2044	338,000	326,542
5.25%, 5/15/2050 (b)	574,000	572,921
Norfolk Southern Corp.:
3.05%, 5/15/2050	97,000	69,028
3.16%, 5/15/2055	281,000	197,695
Security Description	Principal Amount	Value
3.40%, 11/1/2049	$ 175,000	$ 132,318
3.70%, 3/15/2053	247,000	195,683
3.94%, 11/1/2047	288,000	240,371
3.95%, 10/1/2042	217,000	185,290
4.05%, 8/15/2052	302,000	255,093
4.10%, 5/15/2049	163,000	138,770
4.10%, 5/15/2121	222,000	168,225
4.15%, 2/28/2048	227,000	195,806
4.45%, 6/15/2045	285,000	255,505
4.55%, 6/1/2053	362,000	331,183
4.65%, 1/15/2046	140,000	129,133
4.84%, 10/1/2041	241,000	232,958
5.10%, 12/31/2049	200,000	180,424
5.35%, 8/1/2054	467,000	486,091
5.55%, 3/15/2034	190,000	200,986
5.95%, 3/15/2064	150,000	167,157
Ryder System, Inc. 6.60%, 12/1/2033	175,000	194,399
Union Pacific Corp.:
2.89%, 4/6/2036	175,000	147,149
2.95%, 3/10/2052	10,000	7,102
2.97%, 9/16/2062	339,000	228,642
3.20%, 5/20/2041	308,000	247,022
3.25%, 2/5/2050	568,000	435,185
3.35%, 8/15/2046	174,000	130,403
3.38%, 2/1/2035	136,000	120,074
3.38%, 2/14/2042	164,000	134,123
3.50%, 2/14/2053	502,000	397,815
3.55%, 5/20/2061	338,000	255,038
Series MTN, 3.55%, 8/15/2039	189,000	162,446
3.60%, 9/15/2037	162,000	144,000
3.75%, 2/5/2070	258,000	200,801
3.80%, 10/1/2051	494,000	414,402
3.80%, 4/6/2071	302,000	239,063
3.84%, 3/20/2060	659,000	538,363
3.85%, 2/14/2072	175,000	138,955
3.88%, 2/1/2055	216,000	177,170
3.95%, 8/15/2059	205,000	167,959
4.00%, 4/15/2047	232,000	196,351
4.05%, 11/15/2045	195,000	166,509
4.05%, 3/1/2046	165,000	141,248
4.10%, 9/15/2067	156,000	129,677
4.30%, 3/1/2049	311,000	276,143
4.50%, 9/10/2048	200,000	183,168
4.95%, 9/9/2052 (b)	218,000	222,783
4.95%, 5/15/2053	183,000	186,900
5.15%, 1/20/2063	170,000	172,740
United Parcel Service, Inc.:
3.40%, 11/15/2046	176,000	141,435
3.63%, 10/1/2042	131,000	111,545
3.75%, 11/15/2047	300,000	254,130
4.25%, 3/15/2049	311,374	283,020
4.88%, 11/15/2040	132,000	132,461
5.05%, 3/3/2053	502,000	520,835

See accompanying notes to financial statements.
204

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 4/1/2040	$ 171,000	$ 177,932
5.30%, 4/1/2050	374,000	397,109
6.20%, 1/15/2038	443,000	507,820
		29,189,328
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	129,000	85,234
5.20%, 3/15/2044	122,000	114,438
6.05%, 3/15/2034	120,000	124,642
6.90%, 5/1/2034	250,000	275,628
		599,942
WATER — 0.2%
American Water Capital Corp.:
3.25%, 6/1/2051 (b)	180,000	132,538
3.45%, 5/1/2050	187,000	143,414
4.00%, 12/1/2046	204,000	170,962
4.15%, 6/1/2049	279,000	240,551
4.20%, 9/1/2048	133,000	116,130
4.30%, 9/1/2045	207,000	182,999
6.59%, 10/15/2037 (b)	246,000	285,505
Essential Utilities, Inc.:
3.35%, 4/15/2050	222,000	158,097
4.28%, 5/1/2049	202,000	168,401
5.30%, 5/1/2052	248,000	237,907
		1,836,504
TOTAL CORPORATE BONDS & NOTES (Cost $862,989,495)		772,018,600
	Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	766,574	766,881
State Street Navigator Securities Lending Portfolio II (h) (i)	14,421,220	14,421,220
TOTAL SHORT-TERM INVESTMENTS (Cost $15,188,114)		15,188,101
TOTAL INVESTMENTS — 100.6% (Cost $878,177,609)		787,206,701
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(4,356,634)
NET ASSETS — 100.0%		$ 782,850,067

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
205

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$772,018,600	$—	$772,018,600
Short-Term Investments	15,188,101	—	—	15,188,101
TOTAL INVESTMENTS	$15,188,101	$772,018,600	$—	$787,206,701

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	242,549	$ 242,597	$34,633,008	$34,108,655	$(56)	$(13)	766,574	$ 766,881	$ 49,202
State Street Navigator Securities Lending Portfolio II	12,406,265	12,406,265	53,579,778	51,564,823	—	—	14,421,220	14,421,220	62,710
Total		$12,648,862	$88,212,786	$85,673,478	$(56)	$(13)		$15,188,101	$111,912
See accompanying notes to financial statements.
206

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$ 198,316,300	$ 127,945,000
1.13%, 8/15/2040	195,944,600	125,190,230
1.25%, 5/15/2050	231,200,300	124,956,537
1.38%, 11/15/2040	239,016,300	158,833,801
1.38%, 8/15/2050	238,568,300	133,262,761
1.63%, 11/15/2050	272,784,100	162,945,877
1.75%, 8/15/2041	274,909,200	191,491,440
1.88%, 2/15/2041	259,156,800	186,552,403
1.88%, 2/15/2051	236,534,100	150,457,863
1.88%, 11/15/2051	229,366,500	145,361,019
2.00%, 11/15/2041	216,368,200	156,833,137
2.00%, 2/15/2050	193,688,400	127,743,553
2.00%, 8/15/2051	270,421,200	177,083,633
2.25%, 5/15/2041	224,602,900	171,400,088
2.25%, 8/15/2046 (a)	135,835,400	96,740,274
2.25%, 8/15/2049	167,238,100	117,066,670
2.25%, 2/15/2052 (a)	271,275,000	188,536,125
2.38%, 2/15/2042	252,058,200	193,769,741
2.38%, 11/15/2049	144,414,800	103,843,267
2.38%, 5/15/2051	274,390,900	196,360,988
2.50%, 2/15/2045	88,190,000	66,859,044
2.50%, 2/15/2046	97,467,800	73,237,914
2.50%, 5/15/2046	128,422,600	96,296,884
2.75%, 8/15/2042	37,640,300	30,565,100
2.75%, 11/15/2042	77,405,700	62,650,238
2.75%, 8/15/2047	133,751,700	104,389,022
2.75%, 11/15/2047	85,998,500	67,092,267
2.88%, 5/15/2043 (a)	70,235,100	57,746,421
2.88%, 8/15/2045	66,209,200	53,453,584
2.88%, 11/15/2046	53,209,600	42,675,762
2.88%, 5/15/2049	154,476,600	123,074,404
2.88%, 5/15/2052	240,180,700	191,694,221
3.00%, 5/15/2042	81,549,300	69,087,548
3.00%, 11/15/2044	100,729,100	83,479,242
3.00%, 5/15/2045	60,506,200	49,983,794
3.00%, 11/15/2045	57,631,200	47,482,706
3.00%, 2/15/2047	60,532,300	49,570,279
3.00%, 5/15/2047	54,418,900	44,538,468
3.00%, 2/15/2048	120,686,800	98,548,315
3.00%, 8/15/2048	124,237,100	101,350,297
3.00%, 2/15/2049	150,697,200	122,912,404
3.00%, 8/15/2052 (a)	282,490,100	231,597,743
3.13%, 11/15/2041	54,050,600	47,049,358
3.13%, 2/15/2042	30,543,600	26,501,345
3.13%, 2/15/2043	71,881,100	61,536,960
3.13%, 8/15/2044	111,571,100	94,573,940
3.13%, 5/15/2048	138,934,100	115,988,265
3.25%, 5/15/2042	229,373,700	201,597,979
3.38%, 8/15/2042	221,652,200	197,997,754
3.38%, 5/15/2044	76,310,700	67,368,040
3.38%, 11/15/2048	125,836,300	109,870,819
3.50%, 2/15/2039	20,752,600	19,653,361
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$ 101,286,600	$ 93,278,628
3.63%, 2/15/2044	81,429,400	74,698,751
3.63%, 2/15/2053	249,558,800	231,036,858
3.63%, 5/15/2053	253,057,600	234,592,303
3.75%, 8/15/2041	58,415,300	55,631,446
3.75%, 11/15/2043	60,115,600	56,236,265
3.88%, 8/15/2040	62,681,400	61,153,541
3.88%, 2/15/2043	175,373,700	167,564,090
3.88%, 5/15/2043	193,801,100	185,140,613
4.00%, 11/15/2042	205,376,500	199,953,277
4.00%, 11/15/2052	243,779,900	241,075,467
4.13%, 8/15/2053 (a)	241,088,800	243,688,039
4.25%, 5/15/2039	26,136,300	26,936,724
4.25%, 11/15/2040	60,805,600	62,012,211
4.38%, 2/15/2038	7,298,800	7,672,863
4.38%, 11/15/2039	31,660,400	32,996,073
4.38%, 5/15/2040	29,879,600	31,046,772
4.38%, 5/15/2041	24,778,100	25,571,774
4.38%, 8/15/2043 (a)	199,486,500	204,006,116
4.50%, 2/15/2036 (a)	33,830,000	36,081,809
4.50%, 5/15/2038	19,211,100	20,417,797
4.50%, 8/15/2039	20,557,900	21,768,889
4.63%, 2/15/2040	38,160,400	40,873,366
4.75%, 2/15/2037	15,845,500	17,340,919
4.75%, 2/15/2041	40,165,700	43,460,543
4.75%, 11/15/2043 (a) (b)	28,601,300	30,732,991
4.75%, 11/15/2053	127,627,300	143,540,829
5.00%, 5/15/2037	21,520,300	24,072,473
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,124,500,657)		8,459,379,312
	Shares
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c) (d)	5,111,769	5,111,769
State Street Navigator Securities Lending Portfolio II (e) (f)	607,093,504	607,093,504
TOTAL SHORT-TERM INVESTMENTS (Cost $612,205,273)		612,205,273
TOTAL INVESTMENTS — 106.2% (Cost $10,736,705,930)		9,071,584,585
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(532,653,483)
NET ASSETS — 100.0%		$ 8,538,931,102

See accompanying notes to financial statements.
207

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$8,459,379,312	$—	$8,459,379,312
Short-Term Investments	612,205,273	—	—	612,205,273
TOTAL INVESTMENTS	$612,205,273	$8,459,379,312	$—	$9,071,584,585

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,049,338	$ 1,049,338	$ 234,708,643	$ 230,646,212	$—	$—	5,111,769	$ 5,111,769	$493,076
State Street Navigator Securities Lending Portfolio II	100,014,610	100,014,610	6,853,567,366	6,346,488,472	—	—	607,093,504	607,093,504	473,464
Total		$101,063,948	$7,088,276,009	$6,577,134,684	$—	$—		$612,205,273	$966,540
See accompanying notes to financial statements.
208

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	$ 5,237,000	$ 5,104,818
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.20%, 2/4/2026	26,215,000	24,772,651
2.25%, 6/15/2026	2,399,000	2,248,967
2.60%, 10/30/2025 (a)	809,000	773,331
2.75%, 2/1/2026	7,555,000	7,231,948
3.10%, 5/1/2026	3,286,000	3,158,865
4.88%, 5/1/2025	15,210,000	15,140,947
General Dynamics Corp.:
1.15%, 6/1/2026	3,767,000	3,485,454
3.25%, 4/1/2025	4,459,000	4,371,693
3.50%, 5/15/2025 (a)	3,724,000	3,659,873
Hexcel Corp. 4.95%, 8/15/2025	1,779,000	1,763,967
L3Harris Technologies, Inc.:
3.83%, 4/27/2025	2,568,000	2,523,188
3.85%, 12/15/2026	3,800,000	3,726,432
Lockheed Martin Corp.:
3.55%, 1/15/2026	8,561,000	8,412,039
4.95%, 10/15/2025 (a)	3,802,000	3,836,446
Northrop Grumman Corp. 2.93%, 1/15/2025	5,185,000	5,067,715
RTX Corp.:
2.65%, 11/1/2026	6,750,000	6,392,250
3.95%, 8/16/2025	5,775,000	5,693,226
5.00%, 2/27/2026 (a)	1,125,000	1,129,669
5.75%, 11/8/2026	3,777,000	3,879,092
		107,267,753
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.35%, 5/6/2025	3,822,000	3,686,510
2.63%, 9/16/2026 (a)	2,982,000	2,818,914
4.40%, 2/14/2026	3,834,000	3,798,536
Archer-Daniels-Midland Co. 2.50%, 8/11/2026 (a)	6,325,000	6,022,981
BAT Capital Corp. 3.22%, 9/6/2026	5,164,000	4,941,483
BAT International Finance PLC 1.67%, 3/25/2026 (a)	8,586,000	7,974,247
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	4,370,000	4,129,868
3.25%, 8/15/2026	6,278,000	6,026,378
Philip Morris International, Inc.:
0.88%, 5/1/2026	3,843,000	3,520,688
1.50%, 5/1/2025	3,658,000	3,497,414
2.75%, 2/25/2026	3,750,000	3,594,113
3.38%, 8/11/2025 (a)	3,956,000	3,862,322
Security Description	Principal Amount	Value
4.88%, 2/13/2026	$ 12,245,000	$ 12,279,776
5.00%, 11/17/2025 (a)	3,944,000	3,962,182
Reynolds American, Inc. 4.45%, 6/12/2025	9,298,000	9,190,980
		79,306,392
AIRLINES — 0.1%
Southwest Airlines Co. 5.25%, 5/4/2025	4,243,000	4,243,467
United Airlines Pass-Through Trust:
Series 2014-2, Class A, 3.75%, 3/3/2028	376,821	354,675
Series 2014-1, Class A, 4.00%, 10/11/2027	1,031,588	978,698
Series 2013-1, Class A, 4.30%, 2/15/2027	208,023	200,455
Series 2020-1, Class B, 4.88%, 7/15/2027	218,880	212,456
		5,989,751
APPAREL — 0.6%
NIKE, Inc. 2.38%, 11/1/2026	13,520,000	12,836,294
PVH Corp. 4.63%, 7/10/2025 (a)	9,602,000	9,446,256
Ralph Lauren Corp. 3.75%, 9/15/2025	6,475,000	6,343,881
Tapestry, Inc.:
4.25%, 4/1/2025	2,175,000	2,142,310
7.00%, 11/27/2026	1,582,000	1,641,230
7.05%, 11/27/2025	1,075,000	1,100,316
VF Corp. 2.40%, 4/23/2025	9,822,000	9,382,367
		42,892,654
AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025 (a)	3,879,000	3,647,307
Series MTN, 1.20%, 7/8/2025 (a)	4,035,000	3,827,480
Series MTN, 1.30%, 9/9/2026 (a)	3,527,000	3,242,124
Series MTN, 1.50%, 1/13/2025	3,577,000	3,451,125
Series GMTN, 2.30%, 9/9/2026	3,213,000	3,038,984
Series A, 4.60%, 4/17/2025	5,025,000	5,010,578
4.75%, 1/12/2026 (a)	3,570,000	3,578,818
5.00%, 5/23/2025	3,520,000	3,530,666
Series GMTN, 5.25%, 7/7/2026 (a)	3,757,000	3,824,100
Series GMTN, 5.80%, 10/3/2025	4,396,000	4,474,381
Cummins, Inc. 0.75%, 9/1/2025 (a)	1,268,000	1,188,775

See accompanying notes to financial statements.
209

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ford Motor Co. 4.35%, 12/8/2026	$ 14,100,000	$ 13,745,667
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	28,584,000	26,480,218
3.38%, 11/13/2025	28,584,000	27,343,740
General Motors Co.:
4.00%, 4/1/2025	1,613,000	1,585,305
6.13%, 10/1/2025	12,153,000	12,310,017
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	5,131,000	4,748,279
1.50%, 6/10/2026	11,301,000	10,361,209
2.75%, 6/20/2025 (a)	10,800,000	10,394,136
3.50%, 11/7/2024	500	491
3.80%, 4/7/2025	7,764,000	7,608,099
4.30%, 7/13/2025	6,250,000	6,148,750
4.35%, 4/9/2025 (a)	3,602,000	3,550,960
5.25%, 3/1/2026	9,065,000	9,072,705
5.40%, 4/6/2026	8,951,000	9,013,030
6.05%, 10/10/2025	8,355,000	8,462,612
Honda Motor Co. Ltd. 2.27%, 3/10/2025	2,845,000	2,758,313
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	10,000	9,248
Series MTN, 1.80%, 2/6/2025	1,992,000	1,927,818
Series MTN, 3.55%, 8/11/2025	3,165,000	3,116,006
Series MTN, 4.45%, 3/30/2026 (a)	3,554,000	3,552,294
Series MTN, 4.95%, 10/3/2025	3,063,000	3,078,774
Series MTN, 5.05%, 8/10/2026	6,893,000	6,990,743
Series DMTN, 5.20%, 11/9/2026	3,752,000	3,834,807
Toyota Motor Corp.:
1.34%, 3/25/2026	3,962,000	3,693,535
5.28%, 7/13/2026 (a)	3,527,000	3,590,027
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	3,635,300	3,399,296
Series MTN, 0.80%, 1/9/2026 (a)	5,568,000	5,167,160
Series MTN, 1.13%, 6/18/2026	6,974,000	6,440,280
Series MTN, 1.45%, 1/13/2025	3,760,000	3,628,701
Series MTN, 1.80%, 2/13/2025 (a)	4,534,700	4,385,599
Series MTN, 3.00%, 4/1/2025	4,041,800	3,952,355
Series MTN, 3.40%, 4/14/2025	3,784,000	3,714,866
Series MTN, 3.65%, 8/18/2025	3,950,000	3,889,407
Security Description	Principal Amount	Value
3.95%, 6/30/2025	$ 5,502,000	$ 5,438,782
4.45%, 5/18/2026	6,241,000	6,231,576
4.80%, 1/10/2025	3,638,000	3,638,436
Series MTN, 5.00%, 8/14/2026	3,898,000	3,946,413
5.40%, 11/10/2025	3,586,000	3,642,981
5.40%, 11/20/2026	7,596,000	7,780,203
5.60%, 9/11/2025 (a)	3,838,000	3,902,709
		291,349,885
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	625,000	604,450
Magna International, Inc. 4.15%, 10/1/2025 (a)	9,800,000	9,653,196
		10,257,646
BANKS — 35.4%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025 (a)	3,581,000	3,512,889
5.09%, 12/8/2025	3,964,000	3,987,150
5.38%, 7/3/2025	3,669,000	3,701,984
Series 3A2, 5.67%, 10/3/2025	6,163,000	6,261,731
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	5,099,000	4,756,602
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (b)	8,216,000	8,260,613
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	5,614,000	5,081,344
1.85%, 3/25/2026	7,728,000	7,158,446
2.75%, 5/28/2025	15,052,000	14,529,696
5.15%, 8/18/2025	16,752,000	16,663,214
5.18%, 11/19/2025	4,778,000	4,736,145
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	5,484,000	5,677,530
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	17,167,000	15,944,881
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	26,157,000	24,620,538
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	5,545,000	5,129,679
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	29,558,000	27,074,241
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (b)	5,121,000	4,920,001
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (b)	10,182,000	9,945,167

See accompanying notes to financial statements.
210

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (b)	$ 12,381,000	$ 12,050,303
Series MTN, 3 mo. USD Term SOFR + 1.23%, 3.46%, 3/15/2025 (b)	4,066,000	4,046,321
Series GMTN, 3.50%, 4/19/2026	9,690,000	9,432,149
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	10,804,000	10,402,199
Series L, 3.95%, 4/21/2025	10,316,000	10,143,413
Series MTN, 4.00%, 1/22/2025	10,156,000	10,017,777
Series L, 4.18%, 11/25/2027	18,800,000	18,283,564
Series MTN, 4.25%, 10/22/2026	6,746,000	6,624,774
Series MTN, 4.45%, 3/3/2026	22,657,000	22,390,101
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	9,619,000	9,547,627
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	13,926,000	13,901,351
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	13,124,000	13,388,186
6.22%, 9/15/2026	1,000,000	1,035,650
Bank of America NA 5.53%, 8/18/2026	7,968,000	8,115,328
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	2,988,000	2,757,834
Series MTN, 1.25%, 9/15/2026	6,796,000	6,191,292
Series MTN, 1.50%, 1/10/2025 (a)	5,014,000	4,830,237
Series MTN, 1.85%, 5/1/2025	5,083,000	4,876,986
Series MTN, 3.70%, 6/7/2025	4,423,000	4,338,034
5.27%, 12/11/2026 (a)	6,485,000	6,578,060
5.30%, 6/5/2026	10,814,000	10,919,761
5.92%, 9/25/2025 (a)	7,052,000	7,162,082
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (b)	3,955,000	3,954,011
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026 (a)	4,967,000	4,578,332
Series MTN, 1.05%, 10/15/2026 (a)	3,160,000	2,862,360
Series MTN, 1.60%, 4/24/2025 (a)	3,884,000	3,728,601
Security Description	Principal Amount	Value
Series MTN, 2.45%, 8/17/2026	$ 3,908,000	$ 3,689,543
Series MTN, 2.80%, 5/4/2026	2,208,000	2,114,668
Series G, 3.00%, 2/24/2025 (a)	3,984,000	3,896,232
Series MTN, 3.95%, 11/18/2025	1,995,000	1,959,429
SOFR + 1.35%, 4.41%, 7/24/2026 (a) (b)	9,070,000	8,974,039
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	4,204,000	4,203,159
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	7,983,000	7,354,179
1.30%, 6/11/2025 (a)	3,929,000	3,724,731
1.30%, 9/15/2026	5,026,000	4,578,435
1.35%, 6/24/2026 (a)	3,744,000	3,440,811
1.45%, 1/10/2025	4,467,000	4,302,525
2.20%, 2/3/2025 (a)	3,729,000	3,615,937
2.70%, 8/3/2026 (a)	3,544,000	3,357,515
Series MTN, 3.45%, 4/11/2025	6,033,000	5,907,695
4.50%, 12/16/2025 (a)	12,167,000	11,970,381
4.75%, 2/2/2026	4,063,000	4,055,768
5.35%, 12/7/2026	11,955,000	12,169,473
5.45%, 6/12/2025	5,556,000	5,581,113
BankUnited, Inc. 4.88%, 11/17/2025 (a)	6,190,000	6,029,988
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (b)	14,750,000	13,528,700
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	9,094,000	8,778,438
3.65%, 3/16/2025	7,347,000	7,182,795
4.38%, 1/12/2026	10,195,000	10,065,014
5.20%, 5/12/2026	17,541,000	17,420,669
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (b)	980,000	976,325
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	10,148,000	10,235,780
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	7,112,000	7,311,989
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (b)	9,102,000	9,398,998
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	3,283,000	3,063,367
1.25%, 6/22/2026	5,503,000	5,044,270
2.25%, 1/28/2025	3,688,000	3,573,045
3.30%, 4/7/2025	4,431,000	4,328,644
3.95%, 8/4/2025	4,363,000	4,296,595
5.14%, 4/28/2025 (a)	3,515,000	3,516,265
5.62%, 7/17/2026 (a)	3,563,000	3,631,303
5.93%, 10/2/2026 (a)	6,180,000	6,353,473
Capital One NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	4,310,000	4,150,142

See accompanying notes to financial statements.
211

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Citibank NA 5.49%, 12/4/2026	$ 20,567,000	$ 20,948,929
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	13,234,000	12,164,031
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	13,398,000	12,261,716
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	14,438,000	13,872,897
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	21,374,000	20,782,581
3.20%, 10/21/2026	927,000	884,516
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	15,732,000	15,318,720
3.30%, 4/27/2025	3,525,000	3,445,335
3.40%, 5/1/2026	10,359,000	9,999,128
3.70%, 1/12/2026	11,607,000	11,336,093
3.88%, 3/26/2025	3,858,000	3,787,206
4.40%, 6/10/2025	9,812,000	9,700,928
4.60%, 3/9/2026	14,356,000	14,172,961
5.50%, 9/13/2025	4,867,000	4,891,724
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	11,706,000	11,791,337
Citizens Bank NA:
2.25%, 4/28/2025	5,258,000	5,027,752
3.75%, 2/18/2026	4,699,000	4,493,701
Citizens Financial Group, Inc. 4.30%, 12/3/2025	4,282,000	4,175,250
Comerica Bank 4.00%, 7/27/2025 (a)	1,820,000	1,763,398
Commonwealth Bank of Australia:
5.08%, 1/10/2025	3,541,000	3,546,028
5.32%, 3/13/2026 (a)	3,687,000	3,737,623
5.50%, 9/12/2025 (a)	5,879,000	5,955,839
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	3,608,000	3,472,484
Series MTN, 3.38%, 5/21/2025	3,613,000	3,542,077
3.75%, 7/21/2026	9,731,000	9,327,845
4.38%, 8/4/2025	14,273,000	14,016,371
5.50%, 10/5/2026	3,752,000	3,840,510
Series MTN, 5.50%, 7/18/2025 (a)	3,725,000	3,762,325
Credit Suisse AG:
1.25%, 8/7/2026	2,599,000	2,357,527
2.95%, 4/9/2025	6,656,000	6,449,398
Series MTN, 3.70%, 2/21/2025	10,586,000	10,368,246
7.95%, 1/9/2025	6,530,000	6,671,897
Deutsche Bank AG:
1.69%, 3/19/2026	3,645,000	3,392,985
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	14,638,000	13,719,465
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	15,650,000	14,307,543
Security Description	Principal Amount	Value
4.10%, 1/13/2026	$ 1,174,000	$ 1,143,593
4.16%, 5/13/2025	4,200,000	4,142,670
4.50%, 4/1/2025 (a)	1,500,000	1,473,120
SOFR + 3.19%, 6.12%, 7/14/2026 (a) (b)	7,110,000	7,183,162
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	5,961,000	6,191,989
Discover Bank:
3.45%, 7/27/2026	5,975,000	5,652,708
4.25%, 3/13/2026	1,991,000	1,932,166
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	2,100,000	1,891,617
2.38%, 1/28/2025 (a)	3,566,000	3,450,105
Fifth Third Bank NA 3.85%, 3/15/2026	5,145,000	4,942,390
First Horizon Corp. 4.00%, 5/26/2025 (a)	1,155,000	1,121,112
FNB Corp. 5.15%, 8/25/2025	4,072,000	4,020,571
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (b)	7,416,000	7,033,705
SOFR + 0.79%, 1.09%, 12/9/2026 (b)	16,944,000	15,610,168
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	5,927,000	5,463,746
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	9,628,000	8,732,981
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	100,000	91,482
3.50%, 1/23/2025	13,508,000	13,248,511
3.50%, 4/1/2025	20,647,000	20,202,057
3.75%, 5/22/2025	14,223,000	13,953,190
3.75%, 2/25/2026	9,724,000	9,502,293
4.00%, 3/3/2024	3,880,000	3,867,739
4.25%, 10/21/2025	6,334,000	6,217,644
SOFR + 1.51%, 4.39%, 6/15/2027 (a) (b)	200,000	196,860
5.70%, 11/1/2024	7,805,000	7,824,434
SOFR + 1.08%, 5.80%, 8/10/2026 (b)	6,028,000	6,089,727
SOFR + 0.49%, 5.86%, 10/21/2024 (b)	13,247,000	13,215,870
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	8,533,000	7,821,945
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	16,446,000	15,630,607
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	18,255,000	17,380,585
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	14,600,000	13,403,676
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	8,589,000	8,331,759
3.90%, 5/25/2026	10,051,000	9,788,367

See accompanying notes to financial statements.
212

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (b)	$ 19,202,000	$ 18,799,526
4.30%, 3/8/2026 (a)	14,614,000	14,374,769
4.38%, 11/23/2026	2,200,000	2,149,642
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	13,358,000	13,546,749
SOFR + 3.03%, 7.34%, 11/3/2026 (a) (b)	7,507,000	7,795,944
Huntington Bancshares, Inc. 4.00%, 5/15/2025 (a)	2,884,000	2,825,916
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	6,055,000	5,602,510
3.55%, 4/9/2024	600	596
SOFR + 1.64%, 3.87%, 3/28/2026 (b)	9,236,000	9,052,665
SOFR + 1.56%, 6.08%, 9/11/2027 (b)	3,984,000	4,066,708
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	2,635,000	2,420,643
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	14,444,000	13,374,855
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	8,396,000	7,606,020
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	14,748,000	13,609,897
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (b)	18,807,000	18,068,261
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	22,532,000	21,593,317
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	4,940,000	4,784,884
2.95%, 10/1/2026	4,257,000	4,059,220
3.13%, 1/23/2025 (a)	10,133,000	9,924,666
3.20%, 6/15/2026	4,420,000	4,266,184
3 mo. USD Term SOFR + 1.42%, 3.22%, 3/1/2025 (a) (b)	7,693,000	7,661,228
3.30%, 4/1/2026	10,175,000	9,843,804
3.90%, 7/15/2025	11,241,000	11,077,668
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (a) (b)	11,209,000	10,949,736
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	14,163,000	13,937,525
4.13%, 12/15/2026	18,300,000	17,945,529
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	13,998,000	14,009,338
SOFR + 1.33%, 6.07%, 10/22/2027 (b)	10,956,000	11,272,519
7.75%, 7/15/2025 (a)	3,235,000	3,370,708
JPMorgan Chase Bank NA 5.11%, 12/8/2026	16,350,000	16,504,344
Security Description	Principal Amount	Value
KeyBank NA:
3.30%, 6/1/2025	$ 1,192,000	$ 1,146,895
3.40%, 5/20/2026 (a)	5,213,000	4,902,566
4.15%, 8/8/2025 (a)	10,748,000	10,429,537
4.70%, 1/26/2026 (a)	3,803,000	3,710,587
KeyCorp Series MTN, 4.15%, 10/29/2025	2,600,000	2,536,794
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b)	2,321,000	2,127,382
1 yr. CMT + 1.00%, 2.44%, 2/5/2026 (b)	11,119,000	10,732,615
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (b)	9,332,000	9,110,645
3.90%, 3/12/2024	400	399
4.58%, 12/10/2025	12,751,000	12,490,242
4.65%, 3/24/2026	7,578,000	7,446,597
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (b)	8,105,000	7,999,554
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	4,904,000	4,993,008
Manufacturers & Traders Trust Co.:
4.65%, 1/27/2026 (a)	10,762,000	10,533,630
5.40%, 11/21/2025	4,520,000	4,501,423
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	8,100,000	7,650,126
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	10,137,000	9,265,117
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	5,264,000	4,794,451
2.19%, 2/25/2025	10,877,000	10,508,270
2.76%, 9/13/2026	4,576,000	4,318,508
3.78%, 3/2/2025	2,968,000	2,918,998
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (b)	2,106,000	2,065,481
3.85%, 3/1/2026	10,582,000	10,334,804
1 yr. CMT + 1.50%, 5.54%, 4/17/2026 (b)	3,423,000	3,432,037
1 yr. CMT + 1.08%, 5.72%, 2/20/2026 (b)	8,249,000	8,283,646
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	5,741,000	5,231,429
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	5,452,000	4,984,164
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (a) (b)	4,628,000	4,422,748
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	1,839,000	1,769,504
2.84%, 9/13/2026 (a)	783,000	743,529
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	12,434,000	11,443,508

See accompanying notes to financial statements.
213

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	$ 16,293,000	$ 14,887,729
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	13,407,000	12,349,724
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	15,078,000	14,481,213
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (b)	12,343,000	11,946,790
Series MTN, 3.13%, 7/27/2026	16,578,000	15,869,954
Series GMTN, 3.88%, 1/27/2026	12,374,000	12,122,932
Series GMTN, 4.00%, 7/23/2025	12,488,000	12,310,795
Series GMTN, 4.35%, 9/8/2026	11,260,000	11,057,433
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	10,292,000	10,196,902
5.00%, 11/24/2025 (a)	7,456,000	7,446,084
SOFR + 1.30%, 5.05%, 1/28/2027 (a) (b)	4,972,000	4,976,226
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	4,199,000	4,275,674
Series MTN, 6.25%, 8/9/2026 (a)	3,869,000	3,989,094
Morgan Stanley Bank NA:
4.75%, 4/21/2026	21,553,000	21,540,930
5.48%, 7/16/2025	4,093,000	4,129,714
5.88%, 10/30/2026	10,861,000	11,184,984
National Australia Bank Ltd.:
2.50%, 7/12/2026	7,110,000	6,747,817
3.38%, 1/14/2026	3,666,000	3,572,627
4.97%, 1/12/2026 (a)	3,923,000	3,947,323
National Bank of Canada 5.25%, 1/17/2025	3,286,000	3,284,488
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (a) (b)	10,833,000	9,892,479
4.80%, 4/5/2026 (a)	8,267,000	8,197,640
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (a) (b)	3,020,000	3,047,814
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (b)	9,199,000	9,519,401
Northern Trust Corp. 3.95%, 10/30/2025	7,376,000	7,257,763
PNC Bank NA:
2.95%, 2/23/2025 (a)	3,340,000	3,251,457
3.25%, 6/1/2025	3,582,000	3,488,152
3.88%, 4/10/2025	7,293,000	7,142,764
4.20%, 11/1/2025	7,752,000	7,600,914
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026 (a)	1,293,000	1,175,802
2.60%, 7/23/2026	3,457,000	3,276,545
Security Description	Principal Amount	Value
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	$ 4,228,000	$ 4,194,472
SOFR + 1.32%, 5.81%, 6/12/2026 (b)	4,976,000	5,011,031
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	5,269,000	5,468,063
Regions Financial Corp. 2.25%, 5/18/2025	3,357,000	3,200,362
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	4,059,000	3,763,992
Series GMTN, 1.15%, 7/14/2026 (a)	6,365,000	5,822,129
Series MTN, 1.15%, 6/10/2025	4,952,000	4,695,734
1.20%, 4/27/2026 (a)	6,875,000	6,348,856
Series GMTN, 1.40%, 11/2/2026 (a)	3,550,000	3,247,966
Series GMTN, 1.60%, 1/21/2025 (a)	3,439,000	3,314,164
3.38%, 4/14/2025	4,745,000	4,652,567
Series GMTN, 4.65%, 1/27/2026	10,568,000	10,481,871
Series GMTN, 4.88%, 1/12/2026	7,363,000	7,384,058
Series GMTN, 4.95%, 4/25/2025 (a)	5,881,000	5,883,646
Series GMTN, 5.20%, 7/20/2026 (a)	6,176,000	6,243,565
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,361,000	1,289,575
3.45%, 6/2/2025	10,825,000	10,518,761
4.50%, 7/17/2025	3,964,000	3,921,189
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	2,274,000	2,278,116
Santander U.K. Group Holdings PLC:
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	11,703,000	11,570,873
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (b)	7,190,000	6,707,982
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	3,737,000	3,401,567
Sumitomo Mitsui Banking Corp. Series GMTN, 3.65%, 7/23/2025	269,000	262,974
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	4,185,000	3,856,101
1.40%, 9/17/2026	14,149,000	12,879,269
1.47%, 7/8/2025	12,853,000	12,164,336
2.35%, 1/15/2025 (a)	4,745,000	4,605,402
2.63%, 7/14/2026	5,184,000	4,915,158
3.01%, 10/19/2026	2,732,000	2,602,093
3.78%, 3/9/2026	6,516,000	6,353,295
5.46%, 1/13/2026 (a)	12,988,000	13,094,761

See accompanying notes to financial statements.
214

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 7/13/2026	$ 7,228,000	$ 7,394,027
Synchrony Bank 5.40%, 8/22/2025	8,067,000	7,946,318
Synovus Financial Corp. 5.20%, 8/11/2025 (a)	6,701,000	6,580,851
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (a)	5,907,000	5,512,826
Series MTN, 0.75%, 1/6/2026 (a)	7,890,000	7,287,125
Series MTN, 1.15%, 6/12/2025 (a)	3,817,000	3,613,897
Series MTN, 1.20%, 6/3/2026 (a)	11,670,000	10,714,227
Series MTN, 1.25%, 9/10/2026	4,475,000	4,088,763
1.45%, 1/10/2025	3,461,000	3,334,570
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (a) (b)	1,401,000	1,345,927
3.77%, 6/6/2025	7,417,000	7,296,177
5.10%, 1/9/2026	3,780,000	3,806,158
5.26%, 12/11/2026 (a)	3,150,000	3,212,024
Series MTN, 5.53%, 7/17/2026	6,906,000	7,038,526
Truist Bank:
1.50%, 3/10/2025	8,586,000	8,202,378
3.30%, 5/15/2026	3,730,000	3,557,861
3.63%, 9/16/2025	11,991,000	11,608,007
3.80%, 10/30/2026	5,440,000	5,203,414
4.05%, 11/3/2025 (a)	3,712,000	3,651,383
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (a)	3,621,000	3,400,010
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	3,060,000	2,803,878
Series MTN, 3.70%, 6/5/2025	3,610,000	3,530,652
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	15,660,000	15,347,426
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b)	6,121,000	6,181,720
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	3,468,000	3,530,216
U.S. Bancorp:
1.45%, 5/12/2025	4,843,000	4,614,798
Series V, 2.38%, 7/22/2026	5,294,000	4,971,278
Series MTN, 3.10%, 4/27/2026 (a)	7,455,000	7,147,481
Series MTN, 3.95%, 11/17/2025 (a)	3,194,000	3,144,365
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	12,660,000	12,742,670
Security Description	Principal Amount	Value
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	$ 5,764,000	$ 6,016,233
U.S. Bank NA:
2.05%, 1/21/2025 (a)	3,729,000	3,606,875
2.80%, 1/27/2025 (a)	3,446,000	3,352,682
UBS AG 5.80%, 9/11/2025	4,047,000	4,094,714
UBS Group AG:
3.75%, 3/26/2025	18,548,000	18,169,992
4.55%, 4/17/2026	7,781,000	7,675,879
Wachovia Corp. 7.57%, 8/1/2026 (a) (c)	21,000	22,209
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (b)	22,595,000	21,757,855
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	15,089,000	14,462,052
3.00%, 4/22/2026	21,232,000	20,345,564
3.00%, 10/23/2026	1,043,000	990,422
Series MTN, 3.00%, 2/19/2025	10,095,000	9,870,992
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	13,821,000	13,214,535
Series MTN, 3.55%, 9/29/2025 (a)	10,154,000	9,928,175
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	19,997,000	19,609,458
Series MTN, 4.10%, 6/3/2026	14,984,000	14,651,805
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	7,766,000	7,689,272
Wells Fargo Bank NA:
5.25%, 12/11/2026	17,945,000	18,174,337
5.45%, 8/7/2026	7,626,000	7,750,228
5.55%, 8/1/2025	7,017,000	7,089,766
Westpac Banking Corp.:
1.15%, 6/3/2026 (a)	14,725,000	13,562,903
2.35%, 2/19/2025	3,921,000	3,813,917
2.70%, 8/19/2026 (a)	3,133,000	2,992,109
2.85%, 5/13/2026	5,240,000	5,033,649
5 yr. CMT + 1.35%, 2.89%, 2/4/2030 (b)	11,280,000	10,870,198
3.74%, 8/26/2025 (a)	3,644,000	3,585,295
5.51%, 11/17/2025 (a)	7,062,000	7,179,441
		2,491,884,699
BEVERAGES — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	17,857,000	17,527,003
Brown-Forman Corp. 3.50%, 4/15/2025	1,994,000	1,956,971

See accompanying notes to financial statements.
215

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	$ 501,000	$ 490,068
Constellation Brands, Inc.:
3.70%, 12/6/2026	2,950,000	2,876,368
4.40%, 11/15/2025	1,130,000	1,117,141
4.75%, 12/1/2025	4,782,000	4,759,572
5.00%, 2/2/2026	150,000	149,974
Diageo Capital PLC:
1.38%, 9/29/2025	4,437,000	4,193,675
5.20%, 10/24/2025 (a)	4,211,000	4,248,183
5.38%, 10/5/2026	3,764,000	3,846,959
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	1,531,000	1,446,489
3.40%, 11/15/2025	3,914,000	3,805,582
4.42%, 5/25/2025	3,308,000	3,274,887
Molson Coors Beverage Co. 3.00%, 7/15/2026	7,517,000	7,197,678
PepsiCo, Inc.:
2.25%, 3/19/2025	5,186,800	5,040,999
2.38%, 10/6/2026	3,948,000	3,752,298
2.75%, 4/30/2025	3,512,000	3,422,620
2.85%, 2/24/2026	4,694,000	4,539,145
3.50%, 7/17/2025 (a)	3,534,000	3,476,997
4.55%, 2/13/2026	3,431,000	3,447,434
5.13%, 11/10/2026	1,955,000	1,996,876
5.25%, 11/10/2025 (a)	3,632,000	3,689,131
		86,256,050
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
1.90%, 2/21/2025	3,579,000	3,456,956
2.60%, 8/19/2026	6,193,000	5,884,403
3.13%, 5/1/2025	5,718,000	5,574,707
5.25%, 3/2/2025	7,328,000	7,345,074
5.51%, 3/2/2026	5,443,000	5,445,449
Baxalta, Inc. 4.00%, 6/23/2025	4,073,000	4,006,732
Biogen, Inc. 4.05%, 9/15/2025	6,968,000	6,853,725
Gilead Sciences, Inc.:
3.50%, 2/1/2025	8,623,000	8,488,050
3.65%, 3/1/2026	11,471,000	11,240,777
Illumina, Inc. 5.80%, 12/12/2025	5,283,000	5,320,034
Royalty Pharma PLC 1.20%, 9/2/2025	10,968,000	10,239,725
		73,855,632
CHEMICALS — 1.0%
Air Products & Chemicals, Inc. 1.50%, 10/15/2025 (a)	3,457,000	3,272,431
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	1,815,000	1,654,699
6.05%, 3/15/2025 (a)	6,294,000	6,329,183
DuPont de Nemours, Inc. 4.49%, 11/15/2025	6,936,000	6,892,511
Security Description	Principal Amount	Value
Eastman Chemical Co. 3.80%, 3/15/2025	$ 3,483,000	$ 3,423,476
Ecolab, Inc. 2.70%, 11/1/2026 (a)	1,550,000	1,484,419
EIDP, Inc.:
1.70%, 7/15/2025	3,587,000	3,405,031
4.50%, 5/15/2026	4,497,000	4,483,959
FMC Corp.:
3.20%, 10/1/2026	450,000	425,957
5.15%, 5/18/2026	8,738,000	8,728,825
Linde, Inc.:
2.65%, 2/5/2025	2,254,000	2,198,980
4.70%, 12/5/2025	3,582,000	3,588,304
LYB International Finance III LLC 1.25%, 10/1/2025	3,588,000	3,352,448
Nutrien Ltd.:
3.00%, 4/1/2025	3,559,000	3,458,672
4.00%, 12/15/2026	3,950,000	3,864,482
5.95%, 11/7/2025	3,498,000	3,561,734
PPG Industries, Inc. 1.20%, 3/15/2026	3,587,000	3,316,827
Sherwin-Williams Co.:
3.45%, 8/1/2025	2,044,000	1,989,998
3.95%, 1/15/2026	57,000	56,074
4.25%, 8/8/2025 (a)	3,498,000	3,469,281
Westlake Corp. 3.60%, 8/15/2026	2,685,000	2,594,811
		71,552,102
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc. 3.38%, 9/15/2025 (a)	3,548,000	3,479,098
Block Financial LLC 5.25%, 10/1/2025	1,744,000	1,733,187
Cintas Corp. No. 2 3.45%, 5/1/2025	3,222,000	3,161,620
Equifax, Inc. 2.60%, 12/15/2025	3,859,000	3,681,524
Global Payments, Inc.:
1.20%, 3/1/2026 (a)	5,065,000	4,654,127
2.65%, 2/15/2025	3,895,000	3,774,995
4.80%, 4/1/2026	8,079,000	8,011,379
GXO Logistics, Inc. 1.65%, 7/15/2026	5,050,000	4,564,493
Moody's Corp. 3.75%, 3/24/2025	10,000	9,845
PayPal Holdings, Inc.:
1.65%, 6/1/2025	4,413,400	4,213,605
2.65%, 10/1/2026	6,096,000	5,791,810
Verisk Analytics, Inc. 4.00%, 6/15/2025	3,725,000	3,676,091

See accompanying notes to financial statements.
216

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Yale University Series 2020, 0.87%, 4/15/2025	$ 3,434,000	$ 3,262,025
		50,013,799
COMPUTERS — 2.8%
Apple, Inc.:
0.55%, 8/20/2025 (a)	3,602,200	3,387,653
0.70%, 2/8/2026	14,802,000	13,712,277
2.05%, 9/11/2026	10,543,000	9,940,889
2.45%, 8/4/2026	39,004,000	37,208,256
2.50%, 2/9/2025	5,103,000	4,977,517
3.00%, 2/9/2024	3,519,000	3,509,745
3.25%, 2/23/2026	16,974,000	16,567,303
CGI, Inc. 1.45%, 9/14/2026	4,229,000	3,833,927
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	12,746,000	12,766,649
5.85%, 7/15/2025	230,599	232,974
6.02%, 6/15/2026	15,570,000	15,933,560
DXC Technology Co. 1.80%, 9/15/2026	4,392,000	4,006,514
Fortinet, Inc. 1.00%, 3/15/2026	3,968,000	3,637,307
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,125,000	1,045,103
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	3,662,000	3,410,054
4.90%, 10/15/2025	16,889,000	16,829,889
HP, Inc.:
1.45%, 6/17/2026	3,454,000	3,180,581
2.20%, 6/17/2025	3,536,000	3,388,443
International Business Machines Corp.:
3.30%, 5/15/2026	13,916,000	13,517,028
3.45%, 2/19/2026	4,313,000	4,202,846
4.00%, 7/27/2025	6,084,000	6,019,692
4.50%, 2/6/2026 (a)	3,897,000	3,884,374
7.00%, 10/30/2025	3,578,000	3,728,562
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	3,332,000	3,035,485
Leidos, Inc. 3.63%, 5/15/2025 (a)	3,988,000	3,889,855
NetApp, Inc. 1.88%, 6/22/2025	3,923,000	3,731,989
		199,578,472
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp.:
2.24%, 2/15/2025	3,740,000	3,618,487
5.80%, 11/30/2025 (d)	4,092,000	4,148,715
Fortune Brands Innovations, Inc. 4.00%, 6/15/2025 (a)	3,652,000	3,592,619
Security Description	Principal Amount	Value
Johnson Controls International PLC 3.90%, 2/14/2026	$ 3,723,000	$ 3,638,041
Lennox International, Inc. 1.35%, 8/1/2025 (a)	3,456,000	3,253,167
Owens Corning 3.40%, 8/15/2026	2,773,000	2,673,477
Vulcan Materials Co. 4.50%, 4/1/2025	3,018,000	2,982,086
		23,906,592
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.35%, 3/22/2026	5,924,000	6,025,419
5.50%, 3/22/2025	3,485,000	3,514,309
		9,539,728
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	3,707,000	3,578,849
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	5,249,000	4,880,940
2.45%, 10/29/2026	7,696,000	7,128,882
3.50%, 1/15/2025 (a)	3,570,000	3,492,031
4.45%, 10/1/2025	4,022,000	3,948,880
4.45%, 4/3/2026	1,686,000	1,655,517
6.50%, 7/15/2025	14,599,000	14,816,233
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	1,926,000	1,867,546
Air Lease Corp.:
1.88%, 8/15/2026	4,608,000	4,243,415
Series MTN, 2.88%, 1/15/2026	9,478,000	9,035,567
3.25%, 3/1/2025	35,000	34,083
3.38%, 7/1/2025	8,510,000	8,242,105
Series GMTN, 3.75%, 6/1/2026	3,846,000	3,716,044
Aircastle Ltd. 4.25%, 6/15/2026	2,335,000	2,259,066
Ally Financial, Inc.:
4.63%, 3/30/2025 (a)	3,707,000	3,658,809
5.80%, 5/1/2025 (a)	7,539,000	7,545,182
American Express Co.:
1.65%, 11/4/2026	6,392,000	5,899,816
2.25%, 3/4/2025	6,401,000	6,193,928
3.13%, 5/20/2026	3,840,000	3,705,139
3.95%, 8/1/2025	10,448,000	10,281,250
4.20%, 11/6/2025 (a)	3,524,000	3,483,509
4.90%, 2/13/2026	6,232,000	6,245,835
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	5,825,000	5,811,311
SOFR + 0.97%, 5.39%, 7/28/2027 (a) (b)	4,283,000	4,333,240

See accompanying notes to financial statements.
217

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.33%, 6.34%, 10/30/2026 (b)	$ 4,914,000	$ 5,012,870
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	750,000	718,110
3.00%, 4/2/2025	3,511,000	3,423,857
Brookfield Corp. 4.00%, 1/15/2025	3,575,000	3,519,230
Brookfield Finance, Inc. 4.25%, 6/2/2026	1,097,000	1,071,901
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	5,050,000	4,540,910
SOFR + 1.29%, 2.64%, 3/3/2026 (a) (b)	5,271,000	5,051,199
3.75%, 7/28/2026	4,796,000	4,594,040
SOFR + 1.37%, 4.17%, 5/9/2025 (b)	6,552,000	6,501,812
4.20%, 10/29/2025	14,729,000	14,461,227
4.25%, 4/30/2025 (a)	3,634,000	3,582,724
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	6,525,000	6,458,314
SOFR + 2.44%, 7.15%, 10/29/2027 (a) (b)	3,282,000	3,408,029
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	4,706,000	4,314,790
1.15%, 5/13/2026	5,975,000	5,479,194
3.00%, 3/10/2025	3,527,000	3,434,698
3.45%, 2/13/2026	1,538,000	1,490,414
3.63%, 4/1/2025 (a)	3,152,000	3,095,674
3.85%, 5/21/2025 (a)	3,842,000	3,772,613
4.20%, 3/24/2025 (a)	3,445,000	3,405,555
5.88%, 8/24/2026	3,915,000	4,015,107
CME Group, Inc. 3.00%, 3/15/2025	3,654,400	3,576,927
Discover Financial Services:
3.75%, 3/4/2025	3,335,000	3,258,262
4.50%, 1/30/2026 (a)	3,653,000	3,603,100
Franklin Resources, Inc. 2.85%, 3/30/2025 (a)	3,723,000	3,623,037
Intercontinental Exchange, Inc. 3.75%, 12/1/2025 (a)	7,210,000	7,084,041
Invesco Finance PLC 3.75%, 1/15/2026	3,745,000	3,647,405
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	3,610,000	3,570,326
Lazard Group LLC 3.75%, 2/13/2025	2,248,000	2,200,567
Legg Mason, Inc. 4.75%, 3/15/2026	109,000	108,623
Mastercard, Inc.:
2.00%, 3/3/2025	3,556,000	3,447,222
2.95%, 11/21/2026 (a)	3,950,000	3,807,998
Nasdaq, Inc. 5.65%, 6/28/2025	2,128,000	2,148,450
Security Description	Principal Amount	Value
Nomura Holdings, Inc.:
1.65%, 7/14/2026	$ 3,759,000	$ 3,436,403
1.85%, 7/16/2025	4,433,000	4,194,061
2.65%, 1/16/2025	9,905,000	9,606,562
5.10%, 7/3/2025	8,441,000	8,388,413
5.71%, 1/9/2026 (a)	4,122,000	4,151,720
Radian Group, Inc. 6.63%, 3/15/2025 (a)	250,000	250,265
Synchrony Financial:
3.70%, 8/4/2026	2,132,000	2,002,566
4.50%, 7/23/2025	10,516,000	10,274,237
4.88%, 6/13/2025	4,003,000	3,933,588
Visa, Inc. 3.15%, 12/14/2025	26,804,000	26,153,199
Voya Financial, Inc. 3.65%, 6/15/2026	2,413,000	2,333,492
Western Union Co.:
1.35%, 3/15/2026	6,203,000	5,709,551
2.85%, 1/10/2025	3,641,000	3,537,523
		337,878,134
ELECTRIC — 4.7%
AEP Transmission Co. LLC 3.10%, 12/1/2026	3,800,000	3,651,344
AES Corp. 1.38%, 1/15/2026	6,747,000	6,243,134
Ameren Corp.:
3.65%, 2/15/2026	850,000	825,112
5.70%, 12/1/2026	2,711,000	2,773,977
Ameren Illinois Co. 3.25%, 3/1/2025	1,007,000	987,645
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	3,362,000	3,122,659
5.70%, 8/15/2025	3,575,000	3,601,669
Appalachian Power Co. 3.40%, 6/1/2025 (a)	3,112,000	3,042,260
Arizona Public Service Co. 3.15%, 5/15/2025	288,000	280,535
Avangrid, Inc. 3.20%, 4/15/2025	3,838,000	3,731,879
Baltimore Gas & Electric Co. 2.40%, 8/15/2026 (a)	690,000	651,622
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	3,666,000	3,608,957
4.05%, 4/15/2025	3,966,000	3,920,193
Black Hills Corp. 3.95%, 1/15/2026	3,673,000	3,582,424
CenterPoint Energy Houston Electric LLC Series Z, 2.40%, 9/1/2026	2,843,000	2,678,248
CenterPoint Energy, Inc.:
1.45%, 6/1/2026 (a)	3,973,000	3,658,934
5.25%, 8/10/2026	3,700,000	3,733,855
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (a)	3,260,000	3,145,183

See accompanying notes to financial statements.
218

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CMS Energy Corp. 3.00%, 5/15/2026	$ 1,251,000	$ 1,194,980
Commonwealth Edison Co. 2.55%, 6/15/2026	3,656,000	3,482,194
Connecticut Light & Power Co. Series A, 0.75%, 12/1/2025	1,983,000	1,837,884
Constellation Energy Generation LLC 3.25%, 6/1/2025	3,842,000	3,731,735
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	3,801,000	3,523,337
Series D, 2.85%, 8/15/2026	3,605,000	3,399,082
Series A, 3.30%, 3/15/2025	2,928,000	2,859,309
3.90%, 10/1/2025	3,548,000	3,482,220
DTE Electric Co. 3.38%, 3/1/2025	1,014,000	995,961
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	6,964,400	6,563,808
2.85%, 10/1/2026	1,632,000	1,542,762
Duke Energy Carolinas LLC 2.95%, 12/1/2026	1,750,000	1,690,132
Duke Energy Corp.:
0.90%, 9/15/2025	3,452,000	3,219,128
2.65%, 9/1/2026 (a)	6,252,000	5,932,710
5.00%, 12/8/2025 (a)	3,567,000	3,579,270
Duke Energy Progress LLC 3.25%, 8/15/2025	18,000	17,585
Edison International:
4.70%, 8/15/2025	4,543,000	4,488,711
4.95%, 4/15/2025 (a)	3,340,000	3,317,255
Emera U.S. Finance LP 3.55%, 6/15/2026	4,086,000	3,934,246
Enel Americas SA 4.00%, 10/25/2026 (a)	1,232,000	1,199,143
Entergy Arkansas LLC 3.50%, 4/1/2026	5,332,000	5,186,490
Entergy Corp.:
0.90%, 9/15/2025	3,536,000	3,292,405
2.95%, 9/1/2026	3,529,000	3,353,432
Entergy Louisiana LLC 2.40%, 10/1/2026	1,472,000	1,378,425
Evergy Kansas Central, Inc. 2.55%, 7/1/2026	1,147,000	1,086,760
Evergy Metro, Inc. 3.65%, 8/15/2025	18,000	17,591
Eversource Energy:
Series Q, 0.80%, 8/15/2025	3,165,000	2,949,748
Series U, 1.40%, 8/15/2026	1,822,000	1,661,956
Series H, 3.15%, 1/15/2025	2,808,000	2,738,839
4.75%, 5/15/2026	3,789,000	3,769,790
Exelon Corp.:
3.40%, 4/15/2026	3,801,000	3,681,649
3.95%, 6/15/2025 (a)	3,583,000	3,522,877
Security Description	Principal Amount	Value
Florida Power & Light Co.:
2.85%, 4/1/2025	$ 6,897,503	$ 6,733,894
3.13%, 12/1/2025	3,594,000	3,495,884
4.45%, 5/15/2026 (a)	3,705,000	3,708,705
Fortis, Inc. 3.06%, 10/4/2026	1,060,000	1,006,449
Georgia Power Co. 3.25%, 4/1/2026	713,000	685,685
Iberdrola International BV 5.81%, 3/15/2025	3,567,000	3,582,588
ITC Holdings Corp. 3.25%, 6/30/2026	3,729,000	3,586,030
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	3,581,000	3,494,555
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	2,447,000	2,247,398
Series MTN, 1.88%, 2/7/2025	3,515,000	3,393,486
2.85%, 1/27/2025	500,000	487,080
Series MTN, 3.25%, 11/1/2025	3,528,000	3,427,628
Series MTN, 3.45%, 6/15/2025	1,626,000	1,592,586
4.45%, 3/13/2026	3,517,000	3,510,388
5.45%, 10/30/2025	3,694,000	3,730,497
Series MTN, 5.60%, 11/13/2026	3,192,000	3,274,641
NextEra Energy Capital Holdings, Inc.:
4.45%, 6/20/2025	3,535,000	3,503,892
5.75%, 9/1/2025	8,180,000	8,265,808
6.05%, 3/1/2025	10,094,000	10,184,947
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	575,000	535,106
2.95%, 4/1/2025	2,491,000	2,430,095
Pacific Gas & Electric Co.:
2.95%, 3/1/2026 (a)	2,996,000	2,838,590
3.15%, 1/1/2026	4,519,000	4,329,066
3.45%, 7/1/2025	7,449,000	7,216,964
3.50%, 6/15/2025 (a)	1,983,000	1,924,026
4.95%, 6/8/2025	9,334,000	9,271,089
PECO Energy Co. 3.15%, 10/15/2025	86,000	83,788
Pinnacle West Capital Corp. 1.30%, 6/15/2025	3,887,000	3,661,049
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (a)	1,978,000	1,896,803
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	751,000	694,315
Series MTN, 2.25%, 9/15/2026 (a)	2,832,000	2,669,783

See accompanying notes to financial statements.
219

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.00%, 5/15/2025 (a)	$ 168,000	$ 163,906
Public Service Enterprise Group, Inc. 0.80%, 8/15/2025	1,598,000	1,493,411
Puget Energy, Inc. 3.65%, 5/15/2025 (a)	4,777,000	4,656,094
San Diego Gas & Electric Co. 2.50%, 5/15/2026	3,726,000	3,554,157
Sempra 5.40%, 8/1/2026	4,737,000	4,800,571
Sierra Pacific Power Co. 2.60%, 5/1/2026 (a)	926,000	881,617
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	2,835,000	2,638,393
Series E, 3.70%, 8/1/2025	3,508,000	3,437,489
Series C, 4.20%, 6/1/2025	3,777,000	3,733,149
Southern Co.:
3.25%, 7/1/2026	7,287,000	7,028,967
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	100,000	91,100
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	1,667,000	1,591,235
5.15%, 10/6/2025	8,410,000	8,434,221
Southern Power Co. 0.90%, 1/15/2026	4,490,000	4,139,062
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	3,089,000	2,878,917
Series K, 2.75%, 10/1/2026	2,200,000	2,067,736
Virginia Electric & Power Co.:
Series B, 2.95%, 11/15/2026	1,050,000	1,003,285
Series A, 3.10%, 5/15/2025	3,896,000	3,800,548
Series A, 3.15%, 1/15/2026	3,691,000	3,579,458
WEC Energy Group, Inc.:
4.75%, 1/9/2026	3,576,000	3,561,911
5.00%, 9/27/2025 (a)	3,074,000	3,070,834
5.60%, 9/12/2026 (a)	3,651,000	3,717,302
Wisconsin Public Service Corp. 5.35%, 11/10/2025 (a)	2,705,000	2,728,939
Xcel Energy, Inc.:
3.30%, 6/1/2025	3,522,000	3,438,212
3.35%, 12/1/2026	3,900,000	3,758,547
		333,582,920
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026	3,754,000	3,406,642
3.15%, 6/1/2025	1,100,000	1,075,976
		4,482,618
Security Description	Principal Amount	Value
ELECTRONICS — 0.8%
Agilent Technologies, Inc. 3.05%, 9/22/2026	$ 1,297,000	$ 1,239,141
Amphenol Corp.:
2.05%, 3/1/2025	1,790,000	1,728,603
4.75%, 3/30/2026	3,121,000	3,125,494
Arrow Electronics, Inc.:
4.00%, 4/1/2025 (a)	3,670,000	3,601,224
6.13%, 3/1/2026 (a)	2,795,000	2,798,969
Avnet, Inc. 4.63%, 4/15/2026 (a)	6,726,000	6,644,548
Flex Ltd.:
3.75%, 2/1/2026 (a)	2,552,000	2,471,127
4.75%, 6/15/2025	3,498,000	3,452,036
Fortive Corp. 3.15%, 6/15/2026	1,130,000	1,085,896
Honeywell International, Inc.:
1.35%, 6/1/2025	5,647,000	5,392,433
2.50%, 11/1/2026	7,410,000	7,059,062
Hubbell, Inc. 3.35%, 3/1/2026	273,000	264,406
Jabil, Inc. 1.70%, 4/15/2026	4,358,000	4,035,072
Legrand France SA 8.50%, 2/15/2025	1,000,000	1,038,470
TD SYNNEX Corp. 1.75%, 8/9/2026	3,805,000	3,453,989
Tyco Electronics Group SA:
3.70%, 2/15/2026 (a)	2,830,000	2,772,438
4.50%, 2/13/2026	3,501,000	3,488,922
Vontier Corp. 1.80%, 4/1/2026	1,149,000	1,056,839
		54,708,669
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.43%, 3/15/2024	500,000	497,020
3.64%, 3/15/2025	16,885,000	16,529,739
3.79%, 3/15/2025	1,023,000	1,001,865
		18,028,624
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	3,300,000	3,057,846
2.90%, 7/1/2026	1,817,000	1,745,574
3.20%, 3/15/2025	3,505,000	3,425,366
Veralto Corp. 5.50%, 9/18/2026 (d)	3,961,000	4,026,990
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	4,103,000	3,813,205
3.13%, 3/1/2025 (a)	2,329,000	2,279,812
		18,348,793
FOOD — 1.0%
Campbell Soup Co.:
3.30%, 3/19/2025	2,000,000	1,951,860
3.95%, 3/15/2025 (a)	3,561,000	3,506,125

See accompanying notes to financial statements.
220

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Conagra Brands, Inc.:
4.60%, 11/1/2025	$ 6,470,500	$ 6,413,107
5.30%, 10/1/2026	5,224,000	5,286,897
Flowers Foods, Inc. 3.50%, 10/1/2026	500,000	479,105
General Mills, Inc. 4.00%, 4/17/2025	4,246,000	4,194,963
Hershey Co.:
0.90%, 6/1/2025	1,416,000	1,342,439
2.30%, 8/15/2026	3,691,000	3,503,165
3.20%, 8/21/2025	1,492,000	1,460,116
J M Smucker Co. 3.50%, 3/15/2025	3,734,500	3,663,694
Kellanova 3.25%, 4/1/2026	3,728,000	3,614,557
Kraft Heinz Foods Co. 3.00%, 6/1/2026	7,042,000	6,768,982
Kroger Co.:
2.65%, 10/15/2026	3,964,000	3,748,477
3.50%, 2/1/2026 (a)	3,676,000	3,580,277
McCormick & Co., Inc. 0.90%, 2/15/2026	5,703,000	5,253,205
Mondelez International, Inc. 1.50%, 5/4/2025	4,011,000	3,825,491
Sysco Corp.:
3.30%, 7/15/2026	5,146,000	4,971,036
3.75%, 10/1/2025	3,495,000	3,417,201
Tyson Foods, Inc. 4.00%, 3/1/2026	6,169,000	6,052,714
		73,033,411
FOREST PRODUCTS & PAPER — 0.0% (e)
Suzano International Finance BV 4.00%, 1/14/2025	1,000,000	977,900
GAS — 0.3%
National Fuel Gas Co.:
5.20%, 7/15/2025	1,146,000	1,140,339
5.50%, 1/15/2026	6,624,000	6,627,842
5.50%, 10/1/2026	3,282,000	3,295,325
NiSource, Inc. 0.95%, 8/15/2025	3,813,000	3,564,392
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	4,931,000	4,704,766
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	4,441,000	4,272,730
		23,605,394
HAND & MACHINE TOOLS — 0.3%
Regal Rexnord Corp. 6.05%, 2/15/2026 (d)	11,235,000	11,354,877
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	3,240,000	3,131,914
3.40%, 3/1/2026	5,700,000	5,513,952
		20,000,743
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
3.75%, 11/30/2026	$ 11,550,000	$ 11,396,385
3.88%, 9/15/2025	3,465,000	3,431,285
Baxter International, Inc. 2.60%, 8/15/2026	2,217,000	2,089,722
Boston Scientific Corp. 1.90%, 6/1/2025	3,203,000	3,067,353
Danaher Corp. 3.35%, 9/15/2025	2,223,000	2,173,472
GE HealthCare Technologies, Inc. 5.60%, 11/15/2025	9,147,000	9,227,676
Stryker Corp.:
1.15%, 6/15/2025	3,549,000	3,357,177
3.38%, 11/1/2025	3,561,000	3,466,455
3.50%, 3/15/2026	3,823,000	3,729,031
Thermo Fisher Scientific, Inc.:
4.95%, 8/10/2026 (a)	4,477,000	4,537,887
5.00%, 12/5/2026	7,707,000	7,832,470
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	3,460,000	3,341,011
3.55%, 4/1/2025	3,615,000	3,540,350
		61,190,274
HEALTH CARE SERVICES — 1.6%
CommonSpirit Health 1.55%, 10/1/2025	5,434,000	5,084,648
Elevance Health, Inc.:
1.50%, 3/15/2026	3,580,000	3,339,961
2.38%, 1/15/2025	3,588,000	3,486,711
4.90%, 2/8/2026	2,825,000	2,820,734
5.35%, 10/15/2025	3,866,000	3,894,415
HCA, Inc.:
5.00%, 3/15/2024	700	698
5.25%, 4/15/2025	1,735,000	1,734,792
5.25%, 6/15/2026	27,363,000	27,502,278
5.38%, 9/1/2026	8,230,000	8,272,055
5.88%, 2/15/2026	9,681,000	9,771,130
Humana, Inc. 4.50%, 4/1/2025	1,567,000	1,555,435
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	3,828,000	3,536,268
3.60%, 2/1/2025	3,653,000	3,591,082
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	2,801,000	2,593,530
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	800,000	752,160
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	1,237,000	1,202,809
3.50%, 3/30/2025	3,511,000	3,436,497

See accompanying notes to financial statements.
221

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sutter Health Series 20A, 1.32%, 8/15/2025	$ 1,203,000	$ 1,124,661
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	4,074,000	3,774,602
1.25%, 1/15/2026 (a)	3,437,000	3,219,575
3.10%, 3/15/2026	3,619,000	3,515,388
3.70%, 12/15/2025	3,548,000	3,490,842
3.75%, 7/15/2025	7,389,000	7,284,593
5.15%, 10/15/2025 (a)	3,451,000	3,491,653
Universal Health Services, Inc. 1.65%, 9/1/2026	1,359,000	1,236,255
UPMC Series D-1, 3.60%, 4/3/2025	2,534,000	2,473,463
		112,186,235
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026 (a)	5,870,000	5,352,618
2.60%, 10/15/2025	3,640,000	3,490,651
Lennar Corp.:
4.75%, 5/30/2025	3,587,000	3,566,088
5.25%, 6/1/2026	3,944,000	3,960,013
PulteGroup, Inc. 5.50%, 3/1/2026	3,850,000	3,901,089
Toll Brothers Finance Corp. 4.88%, 11/15/2025	3,411,000	3,386,134
		23,656,593
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025 (a)	2,720,000	2,678,248
Whirlpool Corp. 3.70%, 5/1/2025	3,485,000	3,407,041
		6,085,289
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	3,704,000	3,625,475
4.80%, 3/2/2026	3,708,000	3,755,796
Conopco, Inc. Series E, 7.25%, 12/15/2026	2,000,000	2,144,520
Haleon U.K. Capital PLC 3.13%, 3/24/2025 (a)	6,485,000	6,332,473
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	3,543,000	3,310,933
1.00%, 4/23/2026 (a)	4,260,000	3,954,558
2.45%, 11/3/2026	3,150,000	3,009,006
2.70%, 2/2/2026	1,792,000	1,732,219
4.10%, 1/26/2026 (a)	4,970,000	4,955,885
Unilever Capital Corp.:
2.00%, 7/28/2026	3,704,000	3,489,835
3.10%, 7/30/2025 (a)	2,532,000	2,486,044
Security Description	Principal Amount	Value
3.38%, 3/22/2025	$ 1,446,000	$ 1,421,881
		40,218,625
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
2.75%, 2/15/2026	3,124,000	3,019,658
3.05%, 8/15/2025	1,322,000	1,288,329
		4,307,987
INSURANCE — 1.3%
Aflac, Inc.:
1.13%, 3/15/2026	3,525,000	3,253,645
2.88%, 10/15/2026	1,150,000	1,093,535
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	7,021,000	6,841,894
Allstate Corp.:
0.75%, 12/15/2025	3,695,000	3,407,825
3.28%, 12/15/2026	4,400,000	4,250,708
Aon Global Ltd. 3.88%, 12/15/2025	3,556,000	3,481,964
Arch Capital Finance LLC 4.01%, 12/15/2026	4,750,000	4,613,912
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	7,018,000	6,821,917
Chubb INA Holdings, Inc.:
3.15%, 3/15/2025 (a)	4,251,000	4,158,711
3.35%, 5/3/2026	4,194,000	4,081,685
CNA Financial Corp. 4.50%, 3/1/2026	3,061,000	3,028,523
CNO Financial Group, Inc. 5.25%, 5/30/2025 (a)	6,106,000	6,068,204
Corebridge Financial, Inc. 3.50%, 4/4/2025	3,273,000	3,193,041
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	2,273,000	2,231,995
Kemper Corp. 4.35%, 2/15/2025	4,365,000	4,271,720
Lincoln National Corp.:
3.35%, 3/9/2025 (a)	3,497,000	3,408,281
3.63%, 12/12/2026	1,300,000	1,262,872
Loews Corp. 3.75%, 4/1/2026	3,523,000	3,434,115
Manulife Financial Corp. 4.15%, 3/4/2026	3,494,000	3,452,247
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025 (a)	3,270,000	3,211,794
3.75%, 3/14/2026	1,205,000	1,182,021
MetLife, Inc.:
3.00%, 3/1/2025	1,220,000	1,193,123
3.60%, 11/13/2025	1,913,000	1,882,086
Old Republic International Corp. 3.88%, 8/26/2026	1,000,000	963,420
Principal Financial Group, Inc.:
3.10%, 11/15/2026	2,200,000	2,098,030

See accompanying notes to financial statements.
222

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 5/15/2025	$ 3,428,000	$ 3,349,602
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026 (a)	1,683,000	1,569,801
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (a) (b)	250,000	247,022
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	2,584,000	2,504,025
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025 (a)	2,145,000	2,094,228
Trinity Acquisition PLC 4.40%, 3/15/2026	935,000	923,593
		93,575,539
INTERNET — 1.4%
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	3,584,000	3,364,193
2.00%, 8/15/2026	8,946,000	8,448,334
Amazon.com, Inc.:
0.80%, 6/3/2025 (a)	3,880,000	3,677,309
1.00%, 5/12/2026 (a)	27,513,000	25,424,213
3.00%, 4/13/2025 (a)	2,016,000	1,974,390
4.60%, 12/1/2025	12,414,000	12,458,690
5.20%, 12/3/2025 (a)	3,812,300	3,858,772
Baidu, Inc.:
3.08%, 4/7/2025 (a)	1,950,000	1,898,111
4.13%, 6/30/2025	489,000	481,005
Booking Holdings, Inc.:
3.60%, 6/1/2026	3,870,000	3,795,696
3.65%, 3/15/2025	3,541,000	3,487,141
eBay, Inc.:
1.40%, 5/10/2026 (a)	3,262,000	3,022,047
1.90%, 3/11/2025 (a)	3,457,500	3,325,078
5.90%, 11/22/2025 (a)	2,943,000	2,993,531
Expedia Group, Inc. 5.00%, 2/15/2026 (a)	4,432,000	4,433,064
JD.com, Inc. 3.88%, 4/29/2026	82,000	79,879
Netflix, Inc.:
4.38%, 11/15/2026	5,900,000	5,871,975
5.88%, 2/15/2025	3,541,000	3,568,726
Tencent Music Entertainment Group 1.38%, 9/3/2025	18,000	16,904
VeriSign, Inc. 5.25%, 4/1/2025	3,555,000	3,554,289
		95,733,347
INVESTMENT COMPANY SECURITY — 1.4%
ARES Capital Corp.:
2.15%, 7/15/2026	2,857,000	2,603,384
3.25%, 7/15/2025	4,602,000	4,408,762
3.88%, 1/15/2026	5,181,000	4,980,288
4.25%, 3/1/2025	8,247,000	8,053,031
7.00%, 1/15/2027	2,972,000	3,059,644
Security Description	Principal Amount	Value
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	$ 200,000	$ 180,604
2.95%, 3/10/2026	1,825,000	1,698,327
BlackRock TCP Capital Corp. 2.85%, 2/9/2026 (a)	596,000	557,564
Blackstone Private Credit Fund:
2.63%, 12/15/2026	10,550,000	9,559,566
2.70%, 1/15/2025	4,990,000	4,817,097
4.70%, 3/24/2025	100,000	98,261
7.05%, 9/29/2025	6,530,000	6,649,042
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	2,463,000	2,256,083
3.63%, 1/15/2026	5,600,000	5,346,600
Blue Owl Capital Corp.:
3.40%, 7/15/2026	3,844,000	3,574,305
3.75%, 7/22/2025	4,200,000	4,025,616
4.00%, 3/30/2025 (a)	2,204,000	2,141,891
4.25%, 1/15/2026	2,636,000	2,547,668
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (d)	1,997,000	2,058,827
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	2,382,000	2,174,361
5.50%, 3/21/2025	6,684,000	6,586,815
FS KKR Capital Corp. 3.40%, 1/15/2026	4,107,000	3,887,563
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026 (a)	549,000	521,572
3.75%, 2/10/2025	1,279,000	1,251,604
Golub Capital BDC, Inc. 2.50%, 8/24/2026	851,000	771,772
Main Street Capital Corp. 3.00%, 7/14/2026	5,129,000	4,679,494
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	1,924,000	1,854,794
Prospect Capital Corp.:
3.36%, 11/15/2026 (a)	800,000	719,560
3.71%, 1/22/2026 (a)	3,530,000	3,311,422
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	750,000	685,320
		95,060,837
IRON/STEEL — 0.4%
ArcelorMittal SA 4.55%, 3/11/2026	3,413,000	3,362,181
Nucor Corp.:
2.00%, 6/1/2025	3,663,000	3,518,238
3.95%, 5/23/2025	3,835,000	3,773,678
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	3,894,000	3,644,083
Steel Dynamics, Inc.:
2.40%, 6/15/2025	3,622,000	3,469,405

See accompanying notes to financial statements.
223

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/15/2026	$ 4,000,000	$ 4,016,520
Vale Overseas Ltd. 6.25%, 8/10/2026 (a)	2,515,000	2,575,209
		24,359,314
IT SERVICES — 0.1%
Apple, Inc. 4.42%, 5/8/2026 (a)	3,577,000	3,579,540
LEISURE TIME — 0.0% (e)
Harley-Davidson, Inc. 3.50%, 7/28/2025	3,307,000	3,211,295
LODGING — 0.3%
Hyatt Hotels Corp.:
4.85%, 3/15/2026	2,766,000	2,743,678
5.38%, 4/23/2025	3,565,000	3,568,030
Marriott International, Inc.:
Series R, 3.13%, 6/15/2026	3,470,000	3,332,137
3.75%, 3/15/2025	3,565,000	3,503,789
3.75%, 10/1/2025	2,001,000	1,953,797
5.45%, 9/15/2026 (a)	3,229,000	3,285,378
Series EE, 5.75%, 5/1/2025	2,515,000	2,530,769
Sands China Ltd.:
4.30%, 1/8/2026	240,000	230,568
5.38%, 8/8/2025	700,000	689,626
		21,837,772
MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	6,110,000	5,706,801
0.90%, 3/2/2026	7,387,000	6,848,192
Series MTN, 1.15%, 9/14/2026	5,223,000	4,796,072
Series MTN, 1.45%, 5/15/2025	1,127,000	1,077,705
2.40%, 8/9/2026	2,386,000	2,264,815
Series MTN, 3.40%, 5/13/2025	3,909,000	3,843,329
Series MTN, 3.65%, 8/12/2025	8,139,000	8,008,939
Series DMTN, 4.35%, 5/15/2026	4,261,000	4,252,308
4.80%, 1/6/2026	3,460,000	3,483,632
Series MTN, 4.90%, 1/17/2025	3,516,000	3,517,055
5.15%, 8/11/2025	4,151,000	4,181,883
Series MTN, 5.40%, 3/10/2025	2,728,000	2,750,042
		50,730,773
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	3,791,000	3,556,375
3.95%, 5/23/2025	3,603,000	3,539,479
Security Description	Principal Amount	Value
5.45%, 10/14/2025	$ 3,658,000	$ 3,678,887
Deere & Co. 2.75%, 4/15/2025	3,547,000	3,459,567
Dover Corp. 3.15%, 11/15/2025	3,171,000	3,068,386
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	2,838,000	2,631,706
Series MTN, 1.05%, 6/17/2026	3,482,000	3,207,688
Series MTN, 1.25%, 1/10/2025	3,405,000	3,284,293
Series MTN, 1.30%, 10/13/2026	2,602,000	2,392,981
Series MTN, 2.13%, 3/7/2025	3,443,000	3,336,715
Series MTN, 2.25%, 9/14/2026	4,026,000	3,805,657
Series MTN, 2.65%, 6/10/2026	2,424,000	2,320,616
Series MTN, 3.40%, 6/6/2025	5,483,000	5,395,491
Series MTN, 3.40%, 9/11/2025	3,959,000	3,880,968
Series MTN, 4.05%, 9/8/2025	3,891,000	3,856,759
Series MTN, 4.75%, 6/8/2026 (a)	3,624,000	3,649,912
Series MTN, 4.80%, 1/9/2026	4,198,000	4,220,879
Series MTN, 4.95%, 6/6/2025 (a)	1,588,000	1,594,511
Series FXD, 5.05%, 3/3/2026 (a)	3,483,000	3,535,141
Series MTN, 5.15%, 3/3/2025 (a)	3,346,000	3,365,173
Series MTN, 5.15%, 9/8/2026 (a)	3,187,000	3,246,533
5.30%, 9/8/2025 (a)	3,285,000	3,329,216
Otis Worldwide Corp. 2.06%, 4/5/2025 (a)	3,977,400	3,827,015
Rockwell Automation, Inc. 2.88%, 3/1/2025	2,517,000	2,459,889
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	5,617,000	5,435,627
3.45%, 11/15/2026	3,700,000	3,538,902
Xylem, Inc. 3.25%, 11/1/2026	3,600,000	3,469,140
		93,087,506
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	20,750,000	20,556,402
6.15%, 11/10/2026	4,334,000	4,433,075

See accompanying notes to financial statements.
224

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Comcast Corp.:
3.15%, 3/1/2026	$ 8,498,000	$ 8,250,028
3.38%, 8/15/2025	10,524,000	10,285,947
3.95%, 10/15/2025	13,163,000	12,993,329
5.25%, 11/7/2025	3,698,000	3,739,713
Discovery Communications LLC:
3.45%, 3/15/2025	1,225,000	1,193,787
3.95%, 6/15/2025	3,876,000	3,785,767
4.90%, 3/11/2026 (a)	2,177,000	2,171,906
Fox Corp. 3.05%, 4/7/2025	2,706,000	2,634,778
TCI Communications, Inc. 7.88%, 2/15/2026	2,428,000	2,578,342
Thomson Reuters Corp. 3.35%, 5/15/2026	2,210,000	2,127,457
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	4,135,000	3,869,864
3.00%, 2/13/2026 (a)	3,909,000	3,780,785
Series GMTN, 3.15%, 9/17/2025	4,258,000	4,147,292
Walt Disney Co.:
1.75%, 1/13/2026	5,153,000	4,876,438
3.35%, 3/24/2025	6,258,000	6,143,666
3.38%, 11/15/2026	3,950,000	3,835,134
3.70%, 10/15/2025	3,914,000	3,846,484
		105,250,194
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 3.25%, 6/15/2025 (a)	3,720,000	3,643,591
MINING — 0.2%
BHP Billiton Finance USA Ltd.:
4.88%, 2/27/2026	3,965,000	3,986,530
5.25%, 9/8/2026 (a)	3,785,000	3,870,768
6.42%, 3/1/2026	2,075,000	2,145,280
Southern Copper Corp. 3.88%, 4/23/2025	1,364,000	1,335,834
		11,338,412
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
2.00%, 2/14/2025	3,571,000	3,439,909
Series MTN, 2.25%, 9/19/2026 (a)	3,564,000	3,335,049
2.65%, 4/15/2025 (a)	3,519,000	3,411,002
Series MTN, 3.00%, 8/7/2025 (a)	3,515,000	3,408,495
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025 (a)	2,690,000	2,609,999
Illinois Tool Works, Inc. 2.65%, 11/15/2026	2,904,000	2,773,059
Teledyne Technologies, Inc. 1.60%, 4/1/2026 (a)	2,428,000	2,251,994
Security Description	Principal Amount	Value
Textron, Inc.:
3.88%, 3/1/2025 (a)	$ 2,658,000	$ 2,614,223
4.00%, 3/15/2026	2,400,000	2,353,296
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	2,885,000	2,805,662
		29,002,688
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	6,150,000	5,758,491
4.13%, 5/1/2025	3,545,000	3,476,014
		9,234,505
OIL & GAS — 2.9%
BP Capital Markets America, Inc.:
3.12%, 5/4/2026	5,458,000	5,281,488
3.41%, 2/11/2026	6,250,000	6,105,313
3.80%, 9/21/2025	3,697,000	3,647,164
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	3,575,000	3,407,190
3.90%, 2/1/2025	3,270,000	3,216,830
Chevron Corp.:
1.55%, 5/11/2025	13,574,100	13,016,883
2.95%, 5/16/2026	10,116,000	9,784,195
3.33%, 11/17/2025	3,579,000	3,508,243
Chevron USA, Inc. 0.69%, 8/12/2025 (a)	3,840,000	3,610,906
ConocoPhillips Co. 2.40%, 3/7/2025	2,544,000	2,471,903
Devon Energy Corp. 5.85%, 12/15/2025	3,572,000	3,613,292
EOG Resources, Inc.:
3.15%, 4/1/2025 (a)	3,673,000	3,599,834
4.15%, 1/15/2026	3,617,000	3,583,470
EQT Corp. 6.13%, 2/1/2025	2,511,000	2,519,487
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	3,674,000	3,497,354
2.71%, 3/6/2025	6,140,000	6,000,192
2.99%, 3/19/2025	9,675,200	9,478,987
3.04%, 3/1/2026	25,824,000	25,081,560
HF Sinclair Corp. 5.88%, 4/1/2026 (a)	4,734,000	4,783,139
Marathon Petroleum Corp.:
4.70%, 5/1/2025	3,807,000	3,781,112
5.13%, 12/15/2026	3,900,000	3,944,733
Occidental Petroleum Corp. 5.55%, 3/15/2026 (a)	17,417,000	17,559,819
Ovintiv, Inc.:
5.38%, 1/1/2026	4,105,000	4,106,724
5.65%, 5/15/2025	3,672,000	3,686,211
Phillips 66 Co.:
1.30%, 2/15/2026	3,160,000	2,933,776

See accompanying notes to financial statements.
225

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 10/1/2026	$ 2,182,000	$ 2,113,813
3.61%, 2/15/2025	3,258,000	3,201,702
3.85%, 4/9/2025	3,558,000	3,501,321
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	3,784,000	3,515,336
5.10%, 3/29/2026	4,084,000	4,112,588
Shell International Finance BV:
2.00%, 11/7/2024	3,653,300	3,559,264
2.50%, 9/12/2026 (a)	7,028,000	6,690,867
2.88%, 5/10/2026	8,114,000	7,815,973
3.25%, 5/11/2025	9,596,000	9,413,676
TotalEnergies Capital International SA 2.43%, 1/10/2025	3,589,000	3,500,567
Valero Energy Corp. 3.40%, 9/15/2026	1,000,000	960,190
		200,605,102
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 2.06%, 12/15/2026	1,500,000	1,403,130
Halliburton Co. 3.80%, 11/15/2025	3,497,000	3,429,053
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	3,585,000	3,395,031
		8,227,214
PACKAGING & CONTAINERS — 0.5%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	7,138,000	6,899,591
Amcor Flexibles North America, Inc. 4.00%, 5/17/2025	3,043,000	2,990,873
Berry Global, Inc. 1.57%, 1/15/2026	12,344,000	11,478,933
Sonoco Products Co. 1.80%, 2/1/2025	3,698,000	3,558,290
WRKCo, Inc.:
3.75%, 3/15/2025	2,536,000	2,488,120
4.65%, 3/15/2026	5,508,000	5,471,702
		32,887,509
PHARMACEUTICALS — 4.7%
AbbVie, Inc.:
2.95%, 11/21/2026	28,387,000	27,224,268
3.20%, 5/14/2026	9,242,000	8,967,513
3.60%, 5/14/2025	15,994,000	15,711,866
3.80%, 3/15/2025	12,029,500	11,877,567
AstraZeneca Finance LLC 1.20%, 5/28/2026 (a)	3,299,000	3,053,620
AstraZeneca PLC:
0.70%, 4/8/2026	4,955,000	4,562,960
3.38%, 11/16/2025	14,565,000	14,251,707
Security Description	Principal Amount	Value
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	$ 3,424,000	$ 3,195,893
3.20%, 6/15/2026	9,855,000	9,565,066
Cardinal Health, Inc. 3.75%, 9/15/2025	3,431,000	3,352,876
Cencora, Inc. 3.25%, 3/1/2025	3,559,000	3,483,336
Cigna Group:
1.25%, 3/15/2026	3,972,000	3,682,044
3.25%, 4/15/2025	3,556,000	3,470,727
4.13%, 11/15/2025	10,329,000	10,200,507
4.50%, 2/25/2026	6,239,000	6,194,516
5.69%, 3/15/2026	4,366,000	4,368,489
CVS Health Corp.:
2.88%, 6/1/2026	6,346,000	6,064,111
3.00%, 8/15/2026 (a)	3,579,000	3,422,884
3.88%, 7/20/2025	13,726,000	13,481,128
4.10%, 3/25/2025	3,568,000	3,533,854
5.00%, 2/20/2026	8,566,000	8,604,204
Eli Lilly & Co. 2.75%, 6/1/2025	1,460,000	1,421,325
GlaxoSmithKline Capital, Inc. 3.63%, 5/15/2025	3,674,000	3,613,012
Johnson & Johnson:
0.55%, 9/1/2025	3,866,000	3,623,718
2.45%, 3/1/2026	8,696,000	8,360,769
2.63%, 1/15/2025 (a)	3,443,000	3,369,389
McKesson Corp.:
0.90%, 12/3/2025	3,609,000	3,348,358
1.30%, 8/15/2026	1,563,000	1,438,382
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	3,538,000	3,490,131
Merck & Co., Inc.:
0.75%, 2/24/2026	3,380,000	3,133,868
2.75%, 2/10/2025	11,266,000	11,016,571
Novartis Capital Corp. 3.00%, 11/20/2025 (a)	19,082,000	18,568,503
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	26,247,000	26,175,083
4.65%, 5/19/2025	12,490,000	12,461,523
Pfizer, Inc.:
2.75%, 6/3/2026	4,947,000	4,745,311
3.00%, 12/15/2026	15,550,000	14,990,667
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	13,442,000	12,934,699
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	9,916,000	9,599,680
Viatris, Inc. 1.65%, 6/22/2025	11,010,000	10,426,580
Zoetis, Inc.:
4.50%, 11/13/2025 (a)	3,588,000	3,568,122
5.40%, 11/14/2025 (a)	3,818,000	3,849,918
		328,404,745

See accompanying notes to financial statements.
226

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 2.8%
Boardwalk Pipelines LP 5.95%, 6/1/2026	$ 7,441,000	$ 7,543,463
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	5,132,000	5,144,368
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	3,936,000	3,888,335
DCP Midstream Operating LP 5.38%, 7/15/2025	3,761,000	3,765,024
Enbridge Energy Partners LP 5.88%, 10/15/2025	2,759,000	2,789,046
Enbridge, Inc.:
1.60%, 10/4/2026	4,039,000	3,698,916
2.50%, 1/15/2025	4,156,000	4,032,110
2.50%, 2/14/2025	3,562,000	3,452,789
4.25%, 12/1/2026	6,450,000	6,370,859
Energy Transfer LP:
2.90%, 5/15/2025	4,717,000	4,574,358
3.90%, 7/15/2026	1,964,000	1,909,224
4.75%, 1/15/2026	6,175,600	6,133,235
5.95%, 12/1/2025	3,665,000	3,706,634
6.05%, 12/1/2026	15,928,000	16,375,418
Enterprise Products Operating LLC:
3.70%, 2/15/2026 (a)	3,587,000	3,535,921
3.75%, 2/15/2025 (a)	3,957,000	3,904,886
5.05%, 1/10/2026	3,651,000	3,686,488
Kinder Morgan, Inc. 4.30%, 6/1/2025	4,918,000	4,860,361
Magellan Midstream Partners LP 5.00%, 3/1/2026	3,948,000	3,939,354
MPLX LP:
1.75%, 3/1/2026	8,016,000	7,499,449
4.00%, 2/15/2025 (a)	3,311,000	3,262,030
4.88%, 6/1/2025	4,426,000	4,399,178
ONEOK Partners LP 4.90%, 3/15/2025	3,580,000	3,563,138
ONEOK, Inc.:
2.20%, 9/15/2025	792,000	753,382
5.55%, 11/1/2026	7,748,000	7,883,590
5.85%, 1/15/2026	3,760,000	3,819,182
Phillips 66 Partners LP 3.61%, 2/15/2025	1,000	970
Plains All American Pipeline LP/PAA Finance Corp.:
4.50%, 12/15/2026	6,200,000	6,125,228
4.65%, 10/15/2025	10,344,000	10,230,940
Sabine Pass Liquefaction LLC:
5.63%, 3/1/2025	7,577,000	7,591,624
5.88%, 6/30/2026	11,683,800	11,888,266
Spectra Energy Partners LP:
3.38%, 10/15/2026	2,282,000	2,197,452
Security Description	Principal Amount	Value
3.50%, 3/15/2025	$ 3,655,000	$ 3,575,065
TC PipeLines LP 4.38%, 3/13/2025	1,822,000	1,799,462
TransCanada PipeLines Ltd. 4.88%, 1/15/2026	5,028,000	5,015,732
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	4,899,500	5,136,587
Western Midstream Operating LP:
3.95%, 6/1/2025	5,030,000	4,913,254
4.65%, 7/1/2026	3,347,000	3,290,804
Williams Cos., Inc.:
3.90%, 1/15/2025	3,501,000	3,445,474
4.00%, 9/15/2025	4,178,000	4,101,584
5.40%, 3/2/2026 (a)	4,521,000	4,566,662
		198,369,842
REAL ESTATE — 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	6,478,000	6,473,789
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025 (a)	3,819,000	3,731,927
3.80%, 4/15/2026	1,461,000	1,422,444
4.30%, 1/15/2026	1,000	984
American Tower Corp.:
1.30%, 9/15/2025	5,138,000	4,815,128
1.45%, 9/15/2026	4,120,000	3,757,152
1.60%, 4/15/2026	18,763,000	17,355,212
2.40%, 3/15/2025	67,000	64,807
3.38%, 10/15/2026	1,389,000	1,332,134
4.00%, 6/1/2025 (a)	615,000	604,693
4.40%, 2/15/2026	1,899,000	1,876,421
AvalonBay Communities, Inc.:
Series MTN, 2.90%, 10/15/2026	1,532,000	1,458,893
Series GMTN, 2.95%, 5/11/2026 (a)	1,966,000	1,886,377
Series GMTN, 3.45%, 6/1/2025	882,000	863,698
Series GMTN, 3.50%, 11/15/2025	1,285,000	1,249,174
Boston Properties LP:
2.75%, 10/1/2026 (a)	2,482,000	2,302,502
3.20%, 1/15/2025	3,888,000	3,773,771
3.65%, 2/1/2026	11,478,000	11,054,003
Brixmor Operating Partnership LP 3.85%, 2/1/2025 (a)	3,968,000	3,886,259
Camden Property Trust 5.85%, 11/3/2026	1,982,000	2,042,570
Corporate Office Properties LP 2.25%, 3/15/2026 (a)	2,030,000	1,895,594

See accompanying notes to financial statements.
227

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Crown Castle, Inc.:
1.05%, 7/15/2026	$ 3,248,000	$ 2,932,879
REIT, 1.35%, 7/15/2025 (a)	3,818,000	3,605,146
3.70%, 6/15/2026	7,508,000	7,254,680
4.45%, 2/15/2026	7,089,000	6,983,799
CubeSmart LP:
3.13%, 9/1/2026	2,182,000	2,070,740
4.00%, 11/15/2025	103,000	100,517
EPR Properties:
4.50%, 4/1/2025	2,267,000	2,232,610
4.75%, 12/15/2026	3,500,000	3,355,450
Equinix, Inc.:
1.00%, 9/15/2025	3,501,000	3,268,849
1.25%, 7/15/2025 (a)	3,632,000	3,420,036
1.45%, 5/15/2026	4,074,000	3,764,335
2.90%, 11/18/2026	3,967,000	3,774,005
ERP Operating LP:
2.85%, 11/1/2026	1,100,000	1,045,022
3.38%, 6/1/2025	1,932,000	1,890,327
Essex Portfolio LP 3.50%, 4/1/2025	165,000	161,520
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 6/1/2025	6,995,000	6,975,554
5.38%, 4/15/2026	6,524,000	6,494,446
Healthcare Realty Holdings LP 3.50%, 8/1/2026	1,917,000	1,831,042
Healthpeak OP LLC:
3.25%, 7/15/2026	500,000	480,800
3.40%, 2/1/2025	3,312,000	3,233,439
4.00%, 6/1/2025	1,370,000	1,344,107
Host Hotels & Resorts LP:
Series E, 4.00%, 6/15/2025	2,938,000	2,869,868
Series F, 4.50%, 2/1/2026	1,325,000	1,300,633
Kilroy Realty LP 4.38%, 10/1/2025	5,153,000	5,016,497
Kimco Realty OP LLC:
2.80%, 10/1/2026	1,632,000	1,538,421
3.30%, 2/1/2025 (a)	2,764,000	2,700,843
Kite Realty Group LP 4.00%, 10/1/2026 (a)	2,432,000	2,300,113
Kite Realty Group Trust 4.00%, 3/15/2025	1,583,000	1,543,488
Mid-America Apartments LP:
1.10%, 9/15/2026	775,000	703,343
4.00%, 11/15/2025	2,682,000	2,633,831
NNN REIT, Inc.:
3.60%, 12/15/2026	950,000	908,095
4.00%, 11/15/2025	628,000	615,126
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026 (a)	2,759,000	2,742,970
Prologis LP:
3.25%, 6/30/2026	1,913,000	1,850,292
3.25%, 10/1/2026	1,332,000	1,285,367
Security Description	Principal Amount	Value
Public Storage Operating Co.:
0.88%, 2/15/2026	$ 2,827,000	$ 2,614,918
1.50%, 11/9/2026	3,900,000	3,583,671
Realty Income Corp.:
0.75%, 3/15/2026	551,000	502,187
3.88%, 4/15/2025	3,526,000	3,466,622
4.13%, 10/15/2026 (a)	1,135,000	1,114,468
4.63%, 11/1/2025	3,530,000	3,508,149
4.88%, 6/1/2026 (a)	2,370,000	2,371,232
Sabra Health Care LP 5.13%, 8/15/2026	873,000	859,390
Simon Property Group LP:
3.25%, 11/30/2026	4,000,000	3,845,960
3.30%, 1/15/2026	3,568,000	3,460,960
3.50%, 9/1/2025 (a)	3,935,000	3,847,918
SITE Centers Corp. 3.63%, 2/1/2025	8,601,000	8,365,849
Spirit Realty LP 4.45%, 9/15/2026 (a)	2,182,000	2,138,011
Tanger Properties LP 3.13%, 9/1/2026 (a)	1,487,000	1,393,022
UDR, Inc. Series MTN, 2.95%, 9/1/2026	1,314,000	1,246,894
Ventas Realty LP:
2.65%, 1/15/2025	2,831,000	2,743,041
3.25%, 10/15/2026	2,382,000	2,255,945
3.50%, 2/1/2025	2,292,000	2,239,788
4.13%, 1/15/2026	2,772,000	2,705,916
Welltower OP LLC:
4.00%, 6/1/2025	4,154,000	4,080,516
4.25%, 4/1/2026	3,283,000	3,233,788
Weyerhaeuser Co. 4.75%, 5/15/2026	3,778,000	3,758,657
WP Carey, Inc. 4.00%, 2/1/2025	3,529,000	3,476,630
		226,415,465
RETAIL — 2.2%
AutoNation, Inc. 4.50%, 10/1/2025	4,280,000	4,193,116
AutoZone, Inc.:
3.13%, 4/21/2026	2,090,000	2,010,935
3.25%, 4/15/2025	3,582,000	3,498,145
3.63%, 4/15/2025	3,421,000	3,359,183
5.05%, 7/15/2026	3,679,000	3,698,903
Dollar General Corp. 4.15%, 11/1/2025	3,193,000	3,141,720
Dollar Tree, Inc. 4.00%, 5/15/2025	3,548,000	3,485,059
Genuine Parts Co. 1.75%, 2/1/2025	3,645,000	3,504,668
Home Depot, Inc.:
2.13%, 9/15/2026	4,776,000	4,497,607
2.70%, 4/15/2025 (a)	3,509,000	3,425,170
3.00%, 4/1/2026	4,237,000	4,108,280

See accompanying notes to financial statements.
228

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 9/15/2025 (a)	$ 3,495,500	$ 3,429,225
4.00%, 9/15/2025	3,588,000	3,556,713
4.95%, 9/30/2026	4,852,000	4,920,510
5.13%, 4/30/2025	3,282,000	3,301,003
Lowe's Cos., Inc.:
2.50%, 4/15/2026	5,530,000	5,268,542
3.38%, 9/15/2025	3,853,300	3,761,013
4.00%, 4/15/2025	3,547,000	3,500,605
4.40%, 9/8/2025	3,566,000	3,542,785
4.80%, 4/1/2026	4,862,000	4,865,792
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025 (a)	3,225,000	3,054,398
Series MTN, 3.30%, 7/1/2025	4,497,000	4,396,807
Series MTN, 3.38%, 5/26/2025	1,685,000	1,652,244
Series MTN, 3.70%, 1/30/2026 (a)	6,701,000	6,590,232
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	3,100,000	3,011,650
5.75%, 11/20/2026	3,232,000	3,309,277
Ross Stores, Inc.:
0.88%, 4/15/2026 (a)	3,446,000	3,157,708
4.60%, 4/15/2025	3,356,000	3,330,528
Starbucks Corp.:
2.45%, 6/15/2026 (a)	3,596,000	3,422,601
3.80%, 8/15/2025 (a)	4,002,000	3,930,524
4.75%, 2/15/2026	3,821,000	3,837,392
Target Corp. 2.25%, 4/15/2025 (a)	9,984,000	9,684,879
TJX Cos., Inc. 2.25%, 9/15/2026 (a)	4,795,000	4,548,249
Walmart, Inc.:
1.05%, 9/17/2026	5,324,000	4,897,388
3.05%, 7/8/2026	3,890,000	3,774,078
3.55%, 6/26/2025 (a)	3,770,300	3,719,175
3.90%, 9/9/2025	10,914,000	10,816,320
4.00%, 4/15/2026	4,072,000	4,050,256
		156,252,680
SEMICONDUCTORS — 1.4%
Analog Devices, Inc.:
2.95%, 4/1/2025 (a)	1,898,000	1,857,345
3.50%, 12/5/2026	7,500,000	7,332,225
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 1/15/2025	1,156,000	1,134,649
Broadcom, Inc.:
3.15%, 11/15/2025	5,698,000	5,520,336
3.46%, 9/15/2026	1,200,000	1,159,632
Intel Corp.:
2.60%, 5/19/2026	6,376,000	6,102,916
3.40%, 3/25/2025	5,282,000	5,193,368
3.70%, 7/29/2025 (a)	9,854,000	9,698,504
4.88%, 2/10/2026 (a)	8,191,000	8,251,859
Security Description	Principal Amount	Value
KLA Corp. 4.65%, 11/1/2024	$ 3,440,300	$ 3,419,039
Lam Research Corp.:
3.75%, 3/15/2026 (a)	3,659,000	3,594,053
3.80%, 3/15/2025 (a)	3,497,000	3,453,183
Marvell Technology, Inc. 1.65%, 4/15/2026	337,000	313,747
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	6,386,000	6,287,464
Micron Technology, Inc. 4.98%, 2/6/2026 (a)	3,844,000	3,846,845
NVIDIA Corp. 3.20%, 9/16/2026 (a)	3,595,000	3,499,085
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	3,848,000	3,865,585
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	2,817,000	2,714,489
3.88%, 6/18/2026 (a)	4,115,000	4,009,532
QUALCOMM, Inc. 3.45%, 5/20/2025	4,365,000	4,289,049
Skyworks Solutions, Inc. 1.80%, 6/1/2026	2,379,000	2,216,443
Texas Instruments, Inc.:
1.13%, 9/15/2026	2,427,000	2,230,292
1.38%, 3/12/2025	3,527,000	3,394,032
TSMC Arizona Corp. 1.75%, 10/25/2026	6,012,000	5,547,934
		98,931,606
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025 (a)	3,590,000	3,515,723
SOFTWARE — 2.3%
Adobe, Inc.:
1.90%, 2/1/2025 (a)	3,046,000	2,953,889
3.25%, 2/1/2025	3,586,000	3,524,500
Autodesk, Inc. 4.38%, 6/15/2025 (a)	500,000	496,330
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	3,294,000	3,175,712
Concentrix Corp. 6.65%, 8/2/2026	4,458,000	4,568,960
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026 (a)	6,726,000	6,217,380
4.50%, 7/15/2025	908,000	899,692
Fiserv, Inc.:
3.20%, 7/1/2026	8,589,000	8,267,342
3.85%, 6/1/2025	3,532,000	3,468,707
Intuit, Inc.:
0.95%, 7/15/2025	3,857,000	3,634,721
5.25%, 9/15/2026	3,590,000	3,661,872

See accompanying notes to financial statements.
229

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Microsoft Corp.:
2.40%, 8/8/2026	$ 11,545,000	$ 11,017,740
2.70%, 2/12/2025 (a)	10,473,000	10,247,935
3.13%, 11/3/2025	15,366,000	15,010,584
3.40%, 9/15/2026 (d)	4,032,000	3,929,668
Oracle Corp.:
1.65%, 3/25/2026	12,114,000	11,295,457
2.50%, 4/1/2025	22,377,000	21,674,362
2.65%, 7/15/2026	12,950,000	12,284,240
2.95%, 5/15/2025	12,745,000	12,379,856
5.80%, 11/10/2025	150,000	152,457
Roper Technologies, Inc.:
1.00%, 9/15/2025	3,465,000	3,239,498
3.80%, 12/15/2026	5,000,000	4,892,950
3.85%, 12/15/2025	2,270,000	2,228,459
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	3,193,000	3,126,777
5.00%, 3/28/2026	3,416,000	3,427,751
VMware LLC:
1.40%, 8/15/2026	1,760,000	1,609,150
4.50%, 5/15/2025	3,889,000	3,851,549
		161,237,538
TELECOMMUNICATIONS — 1.8%
AT&T, Inc.:
1.70%, 3/25/2026	19,156,000	17,921,587
2.95%, 7/15/2026	1,162,000	1,108,943
3.88%, 1/15/2026 (a)	1,677,000	1,643,259
Cisco Systems, Inc.:
2.50%, 9/20/2026	5,055,000	4,822,571
2.95%, 2/28/2026	3,477,000	3,366,988
3.50%, 6/15/2025 (a)	3,102,000	3,058,975
Juniper Networks, Inc. 1.20%, 12/10/2025	3,474,000	3,219,008
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,100,000	1,043,790
2.95%, 3/15/2025 (a)	3,904,000	3,794,259
3.63%, 12/15/2025	6,540,000	6,351,059
Sprint LLC 7.63%, 3/1/2026	15,312,000	15,991,700
T-Mobile USA, Inc.:
1.50%, 2/15/2026	3,529,000	3,287,264
2.25%, 2/15/2026	6,143,000	5,823,625
2.63%, 4/15/2026	8,936,000	8,502,604
3.50%, 4/15/2025	13,323,100	13,047,445
Verizon Communications, Inc.:
0.85%, 11/20/2025	8,906,000	8,280,353
1.45%, 3/20/2026 (a)	10,444,000	9,727,437
2.63%, 8/15/2026	6,673,000	6,357,968
3.38%, 2/15/2025	3,942,000	3,869,428
Vodafone Group PLC 4.13%, 5/30/2025	5,217,000	5,152,518
		126,370,781
Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.55%, 11/19/2026	$ 9,450,000	$ 8,961,624
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	1,077,000	1,053,424
3.65%, 9/1/2025	4,272,000	4,197,496
7.00%, 12/15/2025	691,000	721,784
Canadian National Railway Co. 2.75%, 3/1/2026 (a)	3,975,000	3,828,322
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	8,400,000	7,752,780
2.90%, 2/1/2025	3,232,000	3,148,550
CSX Corp.:
2.60%, 11/1/2026	3,900,000	3,713,073
3.35%, 11/1/2025	2,982,000	2,908,911
FedEx Corp. 3.25%, 4/1/2026	3,044,000	2,944,522
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (a)	3,157,000	3,089,377
Norfolk Southern Corp.:
2.90%, 6/15/2026	1,447,000	1,388,281
3.65%, 8/1/2025 (a)	2,140,000	2,096,066
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,482,000	1,365,959
Series MTN, 2.90%, 12/1/2026	3,750,000	3,538,688
Series MTN, 3.35%, 9/1/2025	2,607,000	2,529,520
Series MTN, 4.63%, 6/1/2025 (a)	3,291,000	3,266,416
Union Pacific Corp.:
2.75%, 3/1/2026	3,607,000	3,475,525
3.25%, 1/15/2025 (a)	3,560,000	3,490,260
3.25%, 8/15/2025 (a)	3,066,000	2,998,211
3.75%, 7/15/2025 (a)	2,779,000	2,735,120
4.75%, 2/21/2026	3,513,000	3,535,870
United Parcel Service, Inc.:
2.40%, 11/15/2026 (a)	3,500,000	3,329,620
3.90%, 4/1/2025	3,285,000	3,248,142
		70,355,917
TRUCKING & LEASING — 0.0% (e)
GATX Corp.:
3.25%, 3/30/2025	400,000	389,304
3.25%, 9/15/2026	2,382,000	2,272,309
		2,661,613
VENTURE CAPITAL — 0.0% (e)
Hercules Capital, Inc. 2.63%, 9/16/2026	2,307,000	2,079,415

See accompanying notes to financial statements.
230

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025	$ 5,437,000	$ 5,322,334
TOTAL CORPORATE BONDS & NOTES (Cost $6,959,974,397)		6,961,345,241
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
AUSTRALIA — 0.1%
National Australia Bank Ltd.:
3.50%, 06/09/2025	3,172,000	3,117,473
5.20%, 05/13/2025	3,747,000	3,765,735
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,918,729)		6,883,208
	Shares
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (f) (g)	130,674,393	130,674,393
State Street Navigator Securities Lending Portfolio II (h) (i)	152,693,900	152,693,900
TOTAL SHORT-TERM INVESTMENTS (Cost $283,368,293)		283,368,293
TOTAL INVESTMENTS — 103.1% (Cost $7,250,261,419)		7,251,596,742
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(215,583,070)
NET ASSETS — 100.0%		$ 7,036,013,672

(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,961,345,241	$—	$6,961,345,241
Foreign Government Obligations	—	6,883,208	—	6,883,208
Short-Term Investments	283,368,293	—	—	283,368,293
TOTAL INVESTMENTS	$283,368,293	$6,968,228,449	$—	$7,251,596,742
See accompanying notes to financial statements.
231

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,656,891	$196,656,891	$1,195,489,512	$1,261,472,010	$—	$—	130,674,393	$130,674,393	$ 940,856
State Street Navigator Securities Lending Portfolio II	212,370,830	212,370,830	599,230,418	658,907,348	—	—	152,693,900	152,693,900	376,648
Total		$409,027,721	$1,794,719,930	$1,920,379,358	$—	$—		$283,368,293	$1,317,504
See accompanying notes to financial statements.
232

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Bonds:
6.00%, 2/15/2026 (a)	$ 1,881,100	$ 1,940,472
6.50%, 11/15/2026	9,855,600	10,473,885
6.75%, 8/15/2026	5,226,300	5,551,719
6.88%, 8/15/2025	1,176,900	1,218,781
7.63%, 2/15/2025	342,600	353,708
U.S. Treasury Notes:
0.25%, 5/31/2025	56,978,900	53,658,099
0.25%, 6/30/2025	63,294,800	59,447,663
0.25%, 7/31/2025	65,684,300	61,514,887
0.25%, 8/31/2025	20,070,900	18,741,203
0.25%, 9/30/2025	80,315,400	74,803,128
0.25%, 10/31/2025	52,192,600	48,486,110
0.38%, 4/30/2025	36,543,000	34,581,669
0.38%, 11/30/2025	68,478,800	63,594,336
0.38%, 12/31/2025	55,303,300	51,263,567
0.38%, 1/31/2026	28,114,500	25,972,966
0.50%, 3/31/2025	63,246,000	60,133,111
0.50%, 2/28/2026	35,528,000	32,832,868
0.63%, 7/31/2026	87,749,800	80,380,188
0.75%, 3/31/2026	73,714,000	68,415,806
0.75%, 4/30/2026	93,638,400	86,637,467
0.75%, 5/31/2026	84,588,500	78,092,368
0.75%, 8/31/2026	94,961,500	87,082,663
0.88%, 6/30/2026	73,648,900	68,113,725
0.88%, 9/30/2026	75,062,600	68,957,900
1.13%, 1/15/2025 (a)	37,676,200	36,297,192
1.13%, 2/28/2025	24,433,600	23,464,846
1.13%, 10/31/2026	89,917,800	82,963,220
1.25%, 11/30/2026	94,197,900	87,110,980
1.25%, 12/31/2026	85,000,000	78,478,906
1.38%, 1/31/2025	2,862,700	2,762,506
1.38%, 8/31/2026	24,542,100	22,883,591
1.50%, 2/15/2025	154,290,200	148,920,177
1.50%, 8/15/2026	74,562,900	69,792,040
1.63%, 2/15/2026	78,548,500	74,455,387
1.63%, 5/15/2026	64,900,200	61,249,564
1.63%, 9/30/2026	24,931,100	23,378,750
1.63%, 10/31/2026	32,724,600	30,640,964
1.63%, 11/30/2026	34,727,200	32,461,793
1.75%, 3/15/2025	61,422,300	59,356,495
1.75%, 12/31/2026	35,000,000	32,798,828
1.88%, 6/30/2026 (a)	29,521,400	27,999,203
1.88%, 7/31/2026	29,994,100	28,379,574
2.00%, 2/15/2025	69,200,400	67,162,232
2.00%, 8/15/2025 (a)	63,527,800	61,133,100
2.00%, 11/15/2026	79,285,500	74,968,157
2.13%, 5/15/2025 (a)	16,689,900	16,157,258
2.13%, 5/31/2026	12,548,000	11,982,360
2.25%, 11/15/2025 (a)	54,304,300	52,306,072
2.25%, 3/31/2026	14,972,700	14,364,434
2.38%, 4/30/2026	8,993,900	8,643,278
2.50%, 1/31/2025	35,688,000	34,852,956
Security Description	Principal Amount	Value
2.50%, 2/28/2026	$ 13,912,300	$ 13,427,543
2.63%, 3/31/2025	26,705,300	26,075,222
2.63%, 4/15/2025	30,274,600	29,529,561
2.63%, 12/31/2025	3,983,900	3,861,115
2.63%, 1/31/2026	14,353,700	13,905,147
2.75%, 2/28/2025	6,835,300	6,688,181
2.75%, 5/15/2025	97,174,400	94,851,325
2.75%, 6/30/2025	1,869,700	1,824,053
2.75%, 8/31/2025	28,015,200	27,272,141
2.88%, 4/30/2025	30,945,500	30,269,776
2.88%, 5/31/2025	6,389,500	6,243,490
2.88%, 6/15/2025	113,928,600	111,356,306
2.88%, 7/31/2025 (a)	14,817,600	14,462,788
2.88%, 11/30/2025	3,895,400	3,795,276
3.00%, 7/15/2025	71,307,800	69,759,084
3.00%, 9/30/2025 (a)	8,203,200	8,015,103
3.00%, 10/31/2025	5,715,500	5,582,659
3.13%, 8/15/2025	74,495,200	73,011,116
3.50%, 9/15/2025	86,507,100	85,243,286
3.63%, 5/15/2026	63,804,500	63,076,730
3.75%, 4/15/2026	78,729,300	78,003,514
3.88%, 3/31/2025	122,418,300	121,342,358
3.88%, 4/30/2025	107,386,400	106,421,601
3.88%, 1/15/2026	96,074,400	95,361,348
4.00%, 12/15/2025	106,835,400	106,280,357
4.00%, 2/15/2026	66,959,900	66,672,182
4.13%, 1/31/2025	60,127,700	59,756,600
4.13%, 6/15/2026	108,511,300	108,511,300
4.25%, 5/31/2025 (a)	88,958,400	88,628,281
4.25%, 10/15/2025	124,573,700	124,354,723
4.25%, 12/31/2025	50,000,000	50,000,712
4.38%, 8/15/2026	110,437,200	111,179,200
4.38%, 12/15/2026	75,000,000	75,755,860
4.50%, 11/15/2025	46,519,400	46,682,945
4.50%, 7/15/2026	93,292,900	94,174,810
4.63%, 2/28/2025	80,159,200	80,102,838
4.63%, 6/30/2025	150,959,900	151,325,507
4.63%, 3/15/2026	72,746,900	73,389,119
4.63%, 9/15/2026	114,178,400	115,770,653
4.63%, 10/15/2026	68,962,700	70,002,529
4.63%, 11/15/2026	78,502,700	79,759,970
4.75%, 7/31/2025	80,717,200	81,089,256
4.88%, 11/30/2025	67,019,500	67,723,728
5.00%, 8/31/2025 (a)	161,819,100	163,310,870
5.00%, 9/30/2025	138,794,600	140,220,498
5.00%, 10/31/2025	88,113,200	89,125,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,535,755,703)		5,540,407,938

See accompanying notes to financial statements.
233

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (b) (c)	3,489,066	$ 3,489,066
State Street Navigator Securities Lending Portfolio II (d) (e)	126,553,411	126,553,411
TOTAL SHORT-TERM INVESTMENTS (Cost $130,042,477)		130,042,477
TOTAL INVESTMENTS — 101.6% (Cost $5,665,798,180)		5,670,450,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(89,426,808)
NET ASSETS — 100.0%		$ 5,581,023,607

(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$5,540,407,938	$—	$5,540,407,938
Short-Term Investments	130,042,477	—	—	130,042,477
TOTAL INVESTMENTS	$130,042,477	$5,540,407,938	$—	$5,670,450,415

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,859,569	$ 5,859,569	$ 155,764,879	$ 158,135,382	$—	$—	3,489,066	$ 3,489,066	$230,350
State Street Navigator Securities Lending Portfolio II	68,740,559	68,740,559	5,426,959,398	5,369,146,546	—	—	126,553,411	126,553,411	331,372
Total		$74,600,128	$5,582,724,277	$5,527,281,928	$—	$—		$130,042,477	$561,722
See accompanying notes to financial statements.
234

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$ 16,157,041	$ 10,055,306
0.13%, 2/15/2052	20,106,487	12,399,626
0.25%, 2/15/2050	14,309,300	9,378,127
0.63%, 2/15/2043	25,245,155	19,793,623
0.75%, 2/15/2042	26,948,101	21,933,872
0.75%, 2/15/2045	23,675,210	18,582,686
0.88%, 2/15/2047	20,318,311	16,076,866
1.00%, 2/15/2046	20,917,661	17,174,467
1.00%, 2/15/2048	21,047,528	17,051,346
1.00%, 2/15/2049	16,133,893	13,040,747
1.38%, 2/15/2044	26,795,933	24,024,722
1.50%, 2/15/2053	17,741,963	16,154,239
1.75%, 1/15/2028	18,887,588	18,791,400
2.00%, 1/15/2026	28,734,123	28,522,102
2.13%, 2/15/2040	20,005,713	20,611,314
2.13%, 2/15/2041	30,694,378	31,651,414
2.38%, 1/15/2025	41,805,121	41,500,858
2.38%, 1/15/2027	21,708,433	21,914,226
2.50%, 1/15/2029	18,430,165	19,076,622
3.38%, 4/15/2032 (a)	7,760,671	8,698,981
3.63%, 4/15/2028	25,240,398	27,068,890
3.88%, 4/15/2029	29,528,556	32,597,290
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2025	37,230,346	35,920,527
0.13%, 10/15/2025	30,588,381	29,423,671
0.13%, 4/15/2026	35,316,363	33,627,506
0.13%, 7/15/2026	42,969,223	40,961,509
0.13%, 10/15/2026	33,769,042	32,081,613
0.13%, 4/15/2027	37,314,940	35,082,022
0.13%, 1/15/2030	44,740,591	40,596,514
0.13%, 7/15/2030	44,153,416	39,926,165
0.13%, 1/15/2031	42,628,906	38,085,854
0.13%, 7/15/2031	43,456,566	38,679,431
0.13%, 1/15/2032	46,205,609	40,634,463
0.25%, 1/15/2025	43,627,776	42,365,799
0.25%, 7/15/2029	42,588,849	39,413,688
0.38%, 7/15/2025	42,584,647	41,278,093
0.38%, 1/15/2027	44,447,927	42,275,946
0.38%, 7/15/2027	36,772,667	34,960,983
0.50%, 1/15/2028	38,957,048	36,889,683
Security Description	Principal Amount	Value
0.63%, 1/15/2024	$ 519	$ 518
0.63%, 1/15/2026	48,065,679	46,406,801
0.63%, 7/15/2032	42,218,007	38,627,355
0.75%, 7/15/2028	35,840,543	34,334,202
0.88%, 1/15/2029	39,064,988	37,425,766
1.13%, 1/15/2033	45,264,570	42,888,013
1.25%, 4/15/2028	38,132,936	37,169,768
1.38%, 7/15/2033 (a)	38,520,492	37,394,017
1.63%, 10/15/2027	38,073,946	37,797,982
2.38%, 10/15/2028	32,017,516	32,983,709
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,614,326,329)		1,433,330,322
	Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (b) (c)	1,739,859	1,739,859
State Street Navigator Securities Lending Portfolio II (d) (e)	27,744,164	27,744,164
TOTAL SHORT-TERM INVESTMENTS (Cost $29,484,023)		29,484,023
TOTAL INVESTMENTS — 101.7% (Cost $1,643,810,352)		1,462,814,345
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(23,916,586)
NET ASSETS — 100.0%		$ 1,438,897,759
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
235

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,433,330,322	$—	$1,433,330,322
Short-Term Investments	29,484,023	—	—	29,484,023
TOTAL INVESTMENTS	$29,484,023	$1,433,330,322	$—	$1,462,814,345

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,296,604	$ 1,296,604	$ 87,556,425	$ 87,113,170	$—	$—	1,739,859	$ 1,739,859	$ 83,400
State Street Navigator Securities Lending Portfolio II	56,402,073	56,402,073	547,505,369	576,163,278	—	—	27,744,164	27,744,164	33,810
Total		$57,698,677	$635,061,794	$663,276,448	$—	$—		$29,484,023	$117,210
See accompanying notes to financial statements.
236

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$ 264,600	$ 280,187
5.25%, 2/15/2029	415,700	440,447
5.38%, 2/15/2031	97,100	106,142
5.50%, 8/15/2028 (a)	541,700	578,476
6.13%, 11/15/2027	561,600	604,729
6.13%, 8/15/2029	348,100	385,929
6.25%, 5/15/2030	205,000	231,506
6.38%, 8/15/2027	410,800	442,797
6.63%, 2/15/2027 (a)	67,100	72,001
U.S. Treasury Notes:
0.38%, 7/31/2027	9,660,300	8,520,686
0.38%, 9/30/2027	30,259,900	26,545,970
0.50%, 4/30/2027	15,864,900	14,165,621
0.50%, 5/31/2027	11,898,600	10,594,402
0.50%, 6/30/2027	8,789,300	7,806,684
0.50%, 8/31/2027	14,856,700	13,127,287
0.50%, 10/31/2027	10,886,100	9,571,263
0.63%, 3/31/2027	51,120,500	45,952,537
0.63%, 11/30/2027	23,732,600	20,918,062
0.63%, 12/31/2027	22,707,200	19,969,918
0.63%, 5/15/2030	77,642,300	63,466,515
0.63%, 8/15/2030	80,476,900	65,312,034
0.75%, 1/31/2028	17,919,200	15,799,695
0.88%, 11/15/2030	56,105,200	46,111,461
1.00%, 7/31/2028	68,733,400	60,453,173
1.13%, 2/28/2027	7,268,200	6,658,353
1.13%, 2/29/2028	4,613,600	4,125,207
1.13%, 8/31/2028	50,393,600	44,495,974
1.13%, 2/15/2031	23,794,000	19,867,990
1.25%, 3/31/2028	12,137,200	10,886,500
1.25%, 4/30/2028	25,622,400	22,940,055
1.25%, 5/31/2028	21,415,600	19,135,173
1.25%, 6/30/2028	92,784,700	82,752,354
1.25%, 9/30/2028	64,544,600	57,207,695
1.25%, 8/15/2031	15,495,000	12,831,797
1.38%, 10/31/2028	49,096,300	43,703,378
1.38%, 12/31/2028	11,345,600	10,067,447
1.38%, 11/15/2031	42,432,200	35,251,876
1.50%, 1/31/2027	22,282,000	20,690,926
1.50%, 11/30/2028	46,931,400	41,959,605
1.50%, 2/15/2030	38,003,900	33,119,805
1.63%, 8/15/2029	748,400	666,193
1.63%, 5/15/2031	27,126,400	23,273,604
1.75%, 1/31/2029	111,553,800	100,668,590
1.75%, 11/15/2029	26,395,200	23,565,965
1.88%, 2/28/2027	44,438,200	41,671,228
1.88%, 2/28/2029	81,073,900	73,530,227
1.88%, 2/15/2032	63,642,700	54,742,666
2.25%, 2/15/2027	5,610,700	5,326,658
2.25%, 8/15/2027	3,328,000	3,138,200
2.25%, 11/15/2027	7,951,900	7,476,650
2.38%, 5/15/2027	22,453,900	21,327,697
Security Description	Principal Amount	Value
2.38%, 3/31/2029	$ 28,259,800	$ 26,244,082
2.38%, 5/15/2029	28,289,800	26,236,580
2.50%, 3/31/2027	69,143,700	66,102,458
2.63%, 5/31/2027	32,815,200	31,417,990
2.63%, 2/15/2029	19,725,900	18,580,873
2.63%, 7/31/2029	75,965,500	71,176,113
2.75%, 4/30/2027	63,247,600	60,851,109
2.75%, 7/31/2027	102,413,500	98,316,960
2.75%, 2/15/2028	7,384,100	7,057,584
2.75%, 5/31/2029	64,295,500	60,739,155
2.75%, 8/15/2032	131,844,200	120,822,849
2.88%, 5/15/2028	9,756,000	9,355,852
2.88%, 8/15/2028 (a)	62,575,400	59,881,725
2.88%, 4/30/2029	83,308,400	79,279,658
2.88%, 5/15/2032	98,562,300	91,385,733
3.13%, 8/31/2027	54,681,500	53,156,399
3.13%, 11/15/2028	8,863,600	8,563,761
3.13%, 8/31/2029	81,933,400	78,739,278
3.25%, 6/30/2027	17,857,500	17,454,311
3.25%, 6/30/2029	33,126,600	32,083,630
3.38%, 5/15/2033 (a)	115,294,600	110,718,846
3.50%, 1/31/2028	103,980,600	102,364,027
3.50%, 4/30/2028	46,024,100	45,301,378
3.50%, 1/31/2030	46,497,100	45,498,139
3.50%, 4/30/2030	53,279,500	52,093,199
3.50%, 2/15/2033	74,013,600	71,804,757
3.63%, 3/31/2028	57,209,700	56,588,439
3.63%, 5/31/2028 (a)	82,864,500	82,003,486
3.63%, 3/31/2030	53,379,500	52,578,807
3.75%, 12/31/2028	30,000,000	29,869,775
3.75%, 5/31/2030	52,793,000	52,347,559
3.75%, 6/30/2030	44,472,500	44,090,314
3.88%, 11/30/2027	49,735,800	49,634,774
3.88%, 12/31/2027	59,521,100	59,437,398
3.88%, 9/30/2029	36,259,600	36,205,777
3.88%, 11/30/2029	32,090,300	32,047,680
3.88%, 12/31/2029	55,338,700	55,260,880
3.88%, 12/31/2030	5,000,000	4,960,826
3.88%, 8/15/2033	114,828,400	114,756,632
4.00%, 2/29/2028	81,527,500	81,807,751
4.00%, 6/30/2028	54,032,400	54,294,119
4.00%, 10/31/2029	30,075,900	30,233,329
4.00%, 2/28/2030	43,903,000	44,139,665
4.00%, 7/31/2030	36,658,800	36,876,462
4.13%, 9/30/2027	66,704,500	67,147,460
4.13%, 10/31/2027	94,261,600	94,872,828
4.13%, 7/31/2028	45,050,000	45,518,098
4.13%, 8/31/2030	73,803,700	74,760,842
4.13%, 11/15/2032 (a)	118,077,000	120,087,999
4.38%, 8/31/2028	60,535,100	61,835,659
4.38%, 11/30/2028	54,112,800	55,381,069
4.38%, 11/30/2030	51,518,400	53,007,604
4.50%, 11/15/2033	69,275,500	72,782,572
4.63%, 9/30/2028	44,268,200	45,700,000
4.63%, 9/30/2030	31,725,700	33,088,914

See accompanying notes to financial statements.
237

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 10/31/2028 (a)	$ 42,696,700	$ 44,571,352
4.88%, 10/31/2030	52,183,900	55,225,243
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,523,112,221)		4,438,879,094
	Shares
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (b) (c)	10,208,510	10,208,510
State Street Navigator Securities Lending Portfolio II (d) (e)	22,012,363	22,012,363
TOTAL SHORT-TERM INVESTMENTS (Cost $32,220,873)		32,220,873
TOTAL INVESTMENTS — 99.9% (Cost $4,555,333,094)		4,471,099,967
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,624,518
NET ASSETS — 100.0%		$ 4,473,724,485

(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$4,438,879,094	$—	$4,438,879,094
Short-Term Investments	32,220,873	—	—	32,220,873
TOTAL INVESTMENTS	$32,220,873	$4,438,879,094	$—	$4,471,099,967

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,557,777	$ 7,557,777	$ 97,012,035	$ 94,361,302	$—	$—	10,208,510	$10,208,510	$170,316
State Street Navigator Securities Lending Portfolio II	106,444,568	106,444,568	3,200,756,011	3,285,188,216	—	—	22,012,363	22,012,363	289,914
Total		$ 114,002,345	$3,297,768,046	$3,379,549,518	$—	$—		$32,220,873	$460,230
See accompanying notes to financial statements.
238

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 2,219,000	$ 2,044,942
Clear Channel International BV 6.63%, 8/1/2025 (a)	778,000	782,116
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	3,230,000	3,080,968
7.50%, 6/1/2029 (a) (b)	2,479,000	2,057,991
7.75%, 4/15/2028 (a) (b)	2,701,000	2,329,342
9.00%, 9/15/2028 (a)	2,159,000	2,253,111
CMG Media Corp. 8.88%, 12/15/2027 (a)	2,347,000	1,855,632
Lamar Media Corp.:
3.63%, 1/15/2031	1,579,000	1,405,799
3.75%, 2/15/2028	1,403,000	1,323,099
4.00%, 2/15/2030	1,026,000	947,870
4.88%, 1/15/2029	545,000	527,179
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	1,325,000	1,194,594
4.63%, 3/15/2030 (a)	670,000	600,735
5.00%, 8/15/2027 (a)	1,138,000	1,108,935
7.38%, 2/15/2031 (a)	1,252,000	1,322,262
Stagwell Global LLC 5.63%, 8/15/2029 (a)	2,609,000	2,405,811
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,518,000	1,424,537
		26,664,923
AEROSPACE & DEFENSE — 2.2%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	2,494,000	2,428,308
7.13%, 6/15/2026 (a)	2,404,000	2,405,370
7.45%, 5/1/2034 (a)	1,108,000	1,267,818
7.50%, 2/1/2029 (a) (b)	2,158,000	2,197,211
7.88%, 4/15/2027 (a)	3,863,000	3,864,352
8.75%, 11/15/2030 (a)	2,537,000	2,703,199
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	139,000	138,056
Moog, Inc. 4.25%, 12/15/2027 (a)	1,405,000	1,332,713
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	3,243,000	3,131,603
5.75%, 10/15/2027 (a)	2,699,000	2,702,023
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	739,000	712,071
4.60%, 6/15/2028	2,008,000	1,772,602
9.38%, 11/30/2029 (a)	2,681,000	2,935,481
Security Description	Principal Amount	Value
9.75%, 11/15/2030 (a)	$ 3,868,000	$ 4,159,144
TransDigm, Inc.:
4.63%, 1/15/2029	3,471,000	3,254,479
4.88%, 5/1/2029	2,523,000	2,362,436
5.50%, 11/15/2027	6,565,000	6,444,598
6.25%, 3/15/2026 (a)	11,014,000	11,000,893
6.75%, 8/15/2028 (a)	6,101,000	6,261,029
6.88%, 12/15/2030 (a)	3,912,000	4,027,952
7.13%, 12/1/2031 (a)	1,140,000	1,196,954
7.50%, 3/15/2027	1,780,000	1,789,576
Triumph Group, Inc.:
7.75%, 8/15/2025 (b)	1,312,000	1,310,111
9.00%, 3/15/2028 (a)	3,010,000	3,198,968
		72,596,947
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	1,200,000	1,181,712
6.00%, 6/15/2030 (a)	2,288,000	2,286,673
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a) (b)	801,000	748,222
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	3,117,000	2,853,645
10.50%, 11/1/2026 (a)	916,000	918,400
		7,988,652
AIRLINES — 1.6%
Air Canada 3.88%, 8/15/2026 (a)	2,764,000	2,645,341
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	1,961,000	1,927,840
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	1,396,000	1,359,550
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	2,303,000	2,339,341
8.50%, 5/15/2029 (a)	2,793,000	2,954,352
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	7,707,167	7,644,739
5.75%, 4/20/2029 (a)	8,183,900	7,982,740
Delta Air Lines, Inc.:
3.75%, 10/28/2029	1,126,000	1,040,019
4.38%, 4/19/2028 (b)	550,000	535,717
7.38%, 1/15/2026	2,296,000	2,383,638
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	3,471,000	3,277,006
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	2,690,200	1,940,546
United Airlines Holdings, Inc. 4.88%, 1/15/2025	608,000	603,397
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	5,525,000	5,388,643
4.63%, 4/15/2029 (a)	5,422,000	5,052,816

See accompanying notes to financial statements.
239

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	$ 2,755,000	$ 1,925,029
7.88%, 5/1/2027 (a) (b)	2,170,000	1,878,656
9.50%, 6/1/2028 (a) (b)	1,883,000	1,593,056
		52,472,426
APPAREL — 0.3%
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	720,000	611,755
4.25%, 3/15/2029 (a) (b)	589,000	529,116
Hanesbrands, Inc.:
4.88%, 5/15/2026 (a) (b)	1,386,000	1,333,997
9.00%, 2/15/2031 (a) (b)	1,975,000	1,934,750
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	664,000	602,029
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	919,000	799,585
Under Armour, Inc. 3.25%, 6/15/2026	1,298,000	1,227,441
William Carter Co. 5.63%, 3/15/2027 (a)	823,000	814,655
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	1,684,000	1,329,299
		9,182,627
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	2,629,000	2,321,118
4.75%, 10/1/2027 (a) (b)	1,333,000	1,291,957
5.88%, 6/1/2029 (a)	1,396,000	1,390,570
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	3,028,000	3,054,919
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	1,617,000	1,512,558
5.50%, 7/15/2029 (a) (b)	800,000	776,032
5.88%, 1/15/2028 (a)	1,024,000	1,002,302
7.75%, 10/15/2025 (a)	1,527,000	1,541,323
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	1,333,000	1,361,206
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	1,648,000	1,420,889
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	1,352,000	1,372,888
Wabash National Corp. 4.50%, 10/15/2028 (a)	913,000	829,579
		17,875,341
AUTO PARTS & EQUIPMENT — 1.7%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	2,126,000	2,090,453
7.00%, 4/15/2028 (a)	1,409,000	1,460,908
8.25%, 4/15/2031 (a) (b)	979,000	1,037,427
Security Description	Principal Amount	Value
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	$ 1,649,000	$ 1,460,025
6.50%, 4/1/2027 (b)	975,000	978,491
6.88%, 7/1/2028	1,276,000	1,256,643
Clarios Global LP 6.75%, 5/15/2025 (a)	1,421,000	1,432,766
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	2,093,000	2,094,046
6.75%, 5/15/2028 (a)	1,803,000	1,856,279
8.50%, 5/15/2027 (a)	3,099,000	3,120,662
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	1,344,698	1,008,026
13.50%, 3/31/2027 (a)	1,578,594	1,708,039
Dana, Inc.:
4.25%, 9/1/2030	1,204,000	1,077,243
4.50%, 2/15/2032	1,049,000	916,658
5.38%, 11/15/2027	1,298,000	1,289,524
5.63%, 6/15/2028 (b)	884,000	876,168
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	1,455,000	1,442,603
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	1,750,000	1,576,067
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	2,857,000	2,768,576
5.00%, 5/31/2026 (b)	2,110,000	2,076,050
5.00%, 7/15/2029 (b)	2,695,000	2,543,730
5.25%, 4/30/2031 (b)	1,461,000	1,337,619
5.25%, 7/15/2031 (b)	1,758,000	1,600,870
5.63%, 4/30/2033	1,123,000	1,007,050
9.50%, 5/31/2025	1,840,000	1,872,384
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	1,406,000	1,346,090
6.00%, 5/15/2027 (a)	1,170,000	1,146,764
6.38%, 5/15/2029 (a)	1,671,000	1,637,981
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	1,524,000	1,320,363
Tenneco, Inc. 8.00%, 11/17/2028 (a)	5,084,000	4,346,261
Titan International, Inc. 7.00%, 4/30/2028	1,791,000	1,793,328
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	2,624,000	2,590,701
6.88%, 4/14/2028 (a)	1,531,000	1,591,658
7.13%, 4/14/2030 (a)	1,736,000	1,844,222
		57,505,675
BANKS — 1.0%
Associated Banc-Corp. COR, 4.25%, 1/15/2025	557,000	548,133
Dresdner Funding Trust I 8.15%, 6/30/2031 (a) (b)	1,534,000	1,702,433

See accompanying notes to financial statements.
240

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	$ 1,714,000	$ 1,633,057
7.63%, 5/1/2026 (a)	1,350,000	1,333,465
12.00%, 10/1/2028 (a)	2,439,000	2,659,510
12.25%, 10/1/2030 (a)	1,823,000	2,000,815
Intesa Sanpaolo SpA:
1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	2,474,000	2,039,120
1 yr. CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	2,272,000	1,621,526
5.71%, 1/15/2026 (a)	3,800,000	3,787,118
Pacific Western Bank 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (c)	854,000	735,806
Popular, Inc. 7.25%, 3/13/2028	1,566,000	1,610,850
Standard Chartered PLC 3 mo. USD Term SOFR + 1.46%, 7.01%, 7/30/2037 (a) (c)	1,373,000	1,380,648
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (c)	675,000	585,873
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	3,983,900	3,741,042
5 yr. USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	3,791,000	3,710,403
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	3,507,000	3,618,277
Valley National Bancorp 3 mo. USD Term SOFR + 2.36%, 3.00%, 6/15/2031 (c)	661,000	561,242
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (c)	1,883,000	1,645,083
		34,914,401
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	1,837,000	1,695,826
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,842,000	1,616,337
		3,312,163
BIOTECHNOLOGY — 0.0% (d)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,529,000	604,750
CHEMICALS — 2.7%
Ashland, Inc.:
3.38%, 9/1/2031 (a) (b)	1,130,000	976,523
6.88%, 5/15/2043 (b)	732,000	724,834
Security Description	Principal Amount	Value
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	$ 3,700,000	$ 2,697,892
7.50%, 9/30/2029 (a)	1,153,000	590,786
Avient Corp.:
5.75%, 5/15/2025 (a)	1,529,000	1,530,177
7.13%, 8/1/2030 (a)	1,439,000	1,492,214
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,245,000	1,309,665
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	1,608,000	1,446,219
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	916,000	889,390
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	1,201,000	1,224,480
Chemours Co.:
4.63%, 11/15/2029 (a)	2,382,000	2,090,967
5.38%, 5/15/2027 (b)	1,246,000	1,218,139
5.75%, 11/15/2028 (a)	2,367,000	2,255,041
Cornerstone Chemical Co.:
6.75%, 8/15/2024 (a)	18,000	18,476
10.25%, 9/1/2027 (a)	1,268,000	1,069,266
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	1,239,000	1,172,738
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,959,000	1,806,864
GPD Cos., Inc. 10.13%, 4/1/2026 (a) (b)	1,541,000	1,428,029
HB Fuller Co.:
4.00%, 2/15/2027	646,000	619,378
4.25%, 10/15/2028	1,033,000	971,041
Herens Holdco SARL 4.75%, 5/15/2028 (a)	735,000	600,951
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	1,120,000	1,080,117
INEOS Finance PLC 6.75%, 5/15/2028 (a) (b)	1,732,000	1,701,655
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a)	1,530,000	1,629,022
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	1,917,000	1,722,520
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	747,000	679,382
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	1,185,000	1,035,702
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a) (b)	1,692,000	1,433,124
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	1,182,000	1,136,599
Methanex Corp.:
4.25%, 12/1/2024 (b)	328,000	322,640

See accompanying notes to financial statements.
241

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 10/15/2027	$ 1,904,000	$ 1,859,523
5.25%, 12/15/2029 (b)	2,118,000	2,036,012
5.65%, 12/1/2044	866,000	756,356
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	562,000	538,846
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a)	1,870,000	1,579,458
5.00%, 5/1/2025 (a)	1,950,000	1,912,657
5.25%, 6/1/2027 (a)	3,548,000	3,330,117
8.50%, 11/15/2028 (a)	1,625,000	1,705,535
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	992,000	918,691
Olin Corp.:
5.00%, 2/1/2030 (b)	1,437,000	1,370,697
5.13%, 9/15/2027	1,419,000	1,383,341
5.63%, 8/1/2029	1,924,000	1,895,813
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	946,000	855,279
6.25%, 10/1/2029 (a) (b)	732,000	653,200
7.13%, 10/1/2027 (a) (b)	662,000	661,656
9.75%, 11/15/2028 (a)	5,089,000	5,425,536
Polar U.S. Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a)	981,000	313,920
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	2,090,000	2,044,250
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	1,854,371	1,693,300
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	3,142,000	2,960,078
6.63%, 5/1/2029 (a)	1,688,000	1,580,930
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	1,773,000	1,699,438
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	2,020,000	1,744,512
SNF Group SACA:
3.13%, 3/15/2027 (a)	462,000	420,716
3.38%, 3/15/2030 (a)	985,000	841,732
TPC Group, Inc. 13.00%, 12/16/2027 (a)	350,000	356,066
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	1,395,000	559,716
5.38%, 9/1/2025 (a)	73,000	62,194
Tronox, Inc. 4.63%, 3/15/2029 (a)	2,707,000	2,396,480
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	1,714,000	1,462,813
4.25%, 2/15/2030 (a) (b)	435,000	432,621
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	2,259,000	1,777,359
Security Description	Principal Amount	Value
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	$ 2,339,000	$ 2,253,463
5.63%, 8/15/2029 (a) (b)	2,832,000	2,501,279
7.38%, 3/1/2031 (a)	1,164,000	1,164,675
		90,022,090
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	594,000	592,972
Conuma Resources Ltd. 13.13%, 5/1/2028 (a)	256,000	248,561
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	826,000	744,391
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	152,000	151,535
		1,737,459
COMMERCIAL SERVICES — 4.7%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	2,551,000	2,358,935
4.88%, 7/15/2032 (a)	1,918,000	1,779,635
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	1,074,000	1,039,396
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	1,572,000	1,563,087
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	1,678,000	1,662,462
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	2,577,000	2,111,078
6.63%, 7/15/2026 (a)	5,023,000	5,002,255
9.75%, 7/15/2027 (a)	2,721,000	2,664,784
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	5,569,000	5,101,268
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a) (b)	1,078,000	1,044,485
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	858,000	778,137
4.63%, 10/1/2027 (a)	1,348,000	1,284,711
APi Group DE, Inc.:
4.13%, 7/15/2029 (a) (b)	540,000	493,873
4.75%, 10/15/2029 (a)	269,000	252,279
Aptim Corp. 7.75%, 6/15/2025 (a)	2,511,000	2,383,090
APX Group, Inc.:
5.75%, 7/15/2029 (a)	1,599,000	1,492,746
6.75%, 2/15/2027 (a)	1,632,000	1,633,306
ASGN, Inc. 4.63%, 5/15/2028 (a)	1,119,000	1,063,979

See accompanying notes to financial statements.
242

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	$ 1,861,000	$ 1,723,770
5.38%, 3/1/2029 (a)	1,735,000	1,606,090
5.75%, 7/15/2027 (a)	450,000	436,541
5.75%, 7/15/2027 (a) (b)	774,000	742,947
8.00%, 2/15/2031 (a)	1,882,000	1,882,000
Block, Inc.:
2.75%, 6/1/2026	2,933,000	2,761,947
3.50%, 6/1/2031 (b)	2,561,000	2,274,219
Brink's Co.:
4.63%, 10/15/2027 (a)	1,394,000	1,339,411
5.50%, 7/15/2025 (a)	1,038,000	1,031,689
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	686,000	608,907
Cimpress PLC 7.00%, 6/15/2026	1,730,000	1,691,421
CoreCivic, Inc.:
4.75%, 10/15/2027 (b)	828,000	763,466
8.25%, 4/15/2026 (b)	1,133,000	1,152,114
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	2,422,000	2,122,592
CPI CG, Inc. 8.63%, 3/15/2026 (a)	1,246,000	1,207,486
Deluxe Corp. 8.00%, 6/1/2029 (a)	1,825,000	1,626,787
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	894,000	859,116
6.00%, 6/1/2029 (a)	1,711,000	1,537,539
7.75%, 2/15/2028 (a)	859,000	893,137
9.50%, 11/1/2027 (a) (b)	2,021,000	2,038,845
GEO Group, Inc. 10.50%, 6/30/2028	560,000	571,777
Graham Holdings Co. 5.75%, 6/1/2026 (a)	870,000	866,842
Grand Canyon University 5.13%, 10/1/2028	1,444,000	1,300,957
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031 (a)	5,783,000	6,135,416
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	2,747,000	2,714,805
Hertz Corp.:
4.63%, 12/1/2026 (a)	1,719,000	1,563,001
5.00%, 12/1/2029 (a) (b)	2,958,000	2,427,424
Korn Ferry 4.63%, 12/15/2027 (a)	149,000	143,784
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	723,000	721,417
Matthews International Corp. 5.25%, 12/1/2025 (a)	1,067,000	1,045,980
Metis Merger Sub LLC 6.50%, 5/15/2029 (a) (b)	2,123,000	1,922,122
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	2,023,000	1,982,742
Security Description	Principal Amount	Value
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	$ 2,958,000	$ 2,656,876
5.75%, 11/1/2028 (a) (b)	3,232,286	2,667,606
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	6,909,000	6,457,635
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,766,000	2,562,588
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a) (b)	628,000	555,158
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	1,633,000	832,830
Port of Newcastle Investments Financing Pty. Ltd. COR, 5.90%, 11/24/2031 (a) (b)	500,000	455,655
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	1,690,000	1,564,636
5.75%, 4/15/2026 (a)	3,635,000	3,651,212
6.25%, 1/15/2028 (a)	3,315,000	3,283,010
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	2,071,000	1,930,897
RR Donnelley & Sons Co. 9.75%, 7/31/2028 (a)	600,000	596,250
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	2,102,000	1,910,865
11.25%, 12/15/2027 (a)	2,415,000	2,365,589
Service Corp. International:
3.38%, 8/15/2030	1,651,000	1,450,321
4.00%, 5/15/2031	2,236,000	2,002,852
4.63%, 12/15/2027	1,398,000	1,359,122
5.13%, 6/1/2029	1,306,000	1,286,227
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	1,328,000	1,287,310
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	1,282,000	921,809
Sotheby's 7.38%, 10/15/2027 (a)	2,027,000	1,953,440
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a) (b)	275,000	240,089
StoneMor, Inc. 8.50%, 5/15/2029 (a)	1,681,000	1,319,686
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	525,000	470,542
7.13%, 8/15/2031 (a)	964,000	993,942
United Rentals North America, Inc.:
3.75%, 1/15/2032	1,818,000	1,614,675
3.88%, 11/15/2027	2,639,000	2,520,007
3.88%, 2/15/2031	2,840,000	2,581,134

See accompanying notes to financial statements.
243

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/15/2030	$ 1,757,000	$ 1,618,548
4.88%, 1/15/2028 (b)	4,465,000	4,361,055
5.25%, 1/15/2030	1,872,000	1,847,308
5.50%, 5/15/2027	1,378,000	1,382,451
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	1,378,000	1,296,092
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	1,824,000	1,834,360
VT Topco, Inc. 8.50%, 8/15/2030 (a)	1,735,000	1,805,493
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	1,499,000	1,454,884
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	1,250,000	1,184,700
6.13%, 6/15/2025 (a)	1,417,000	1,417,652
7.38%, 10/1/2031 (a)	696,000	734,002
WW International, Inc. 4.50%, 4/15/2029 (a)	1,520,000	1,005,358
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	1,969,000	1,725,691
		156,565,354
COMPUTERS — 1.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,049,000	922,386
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	1,990,000	1,792,333
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	1,946,000	1,753,852
KBR, Inc. 4.75%, 9/30/2028 (a)	491,000	455,820
McAfee Corp. 7.38%, 2/15/2030 (a)	5,455,000	4,994,434
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	1,950,000	1,844,310
5.13%, 4/15/2029 (a)	3,250,000	3,094,975
5.25%, 10/1/2030 (a)	1,324,000	1,217,656
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	1,296,000	1,267,384
8.25%, 2/1/2028 (a)	511,000	514,971
Science Applications International Corp. 4.88%, 4/1/2028 (a)	1,105,000	1,056,899
Seagate HDD Cayman:
4.09%, 6/1/2029	1,518,000	1,406,640
4.13%, 1/15/2031	1,016,000	908,721
4.75%, 1/1/2025	1,267,000	1,255,622
4.88%, 6/1/2027	1,822,000	1,789,095
5.75%, 12/1/2034	1,691,000	1,624,425
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	791,000	792,329
Security Description	Principal Amount	Value
Unisys Corp. 6.88%, 11/1/2027 (a)	$ 1,801,000	$ 1,622,989
Vericast Corp.:
11.00%, 9/15/2026 (a)	3,196,870	3,388,938
12.50%, 12/15/2027 (a)	205,000	228,831
Virtusa Corp. 7.13%, 12/15/2028 (a)	799,000	686,741
Western Digital Corp. 4.75%, 2/15/2026	6,312,000	6,188,095
		38,807,446
CONSTRUCTION MATERIALS — 1.7%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a) (b)	1,796,000	1,321,515
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	1,827,000	1,877,517
Boise Cascade Co. 4.88%, 7/1/2030 (a)	901,000	845,787
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	3,395,000	3,064,157
5.00%, 3/1/2030 (a)	1,219,000	1,177,603
6.38%, 6/15/2032 (a)	1,674,000	1,718,997
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	2,485,000	2,528,363
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a) (b)	695,000	574,807
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	1,598,000	1,393,967
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	1,136,000	1,144,838
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	5,535,000	5,684,666
Griffon Corp. 5.75%, 3/1/2028	2,522,000	2,479,277
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	1,047,000	1,017,611
JELD-WEN, Inc.:
4.63%, 12/15/2025 (a)	165,000	160,124
4.88%, 12/15/2027 (a) (b)	828,000	793,853
Knife River Corp. 7.75%, 5/1/2031 (a)	1,147,000	1,221,016
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	545,000	489,432
Masonite International Corp.:
3.50%, 2/15/2030 (a)	1,334,000	1,155,431
5.38%, 2/1/2028 (a)	846,000	817,913
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	1,373,000	1,217,096
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	1,344,000	1,285,415

See accompanying notes to financial statements.
244

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	$ 1,971,000	$ 1,921,804
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	820,000	818,581
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	3,080,000	3,040,668
8.88%, 11/15/2031 (a)	2,942,000	3,096,131
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	3,263,000	2,802,754
4.38%, 7/15/2030 (a)	3,380,000	3,101,218
4.75%, 1/15/2028 (a)	3,103,000	2,988,344
5.00%, 2/15/2027 (a)	2,066,000	2,014,660
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	1,782,000	1,728,433
6.50%, 3/15/2027 (a)	1,194,000	1,196,364
7.25%, 1/15/2031 (a)	2,043,000	2,154,221
		56,832,563
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	1,108,000	987,571
4.00%, 1/15/2028 (a)	2,181,000	2,069,398
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	1,282,000	1,239,079
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	891,000	900,302
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	3,275,000	2,974,322
OPENLANE, Inc. 5.13%, 6/1/2025 (a)	95,000	93,270
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	1,205,000	1,054,628
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	1,819,000	1,875,444
7.75%, 3/15/2031 (a)	1,731,000	1,846,094
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	2,908,000	2,947,287
Wesco Aircraft Holdings, Inc.:
10.50%, 11/15/2026 (a) (e)	243,000	217,485
13.13%, 11/15/2027 (a) (e)	208,000	5,300
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	2,226,000	2,334,807
		18,544,987
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AG Issuer LLC 6.25%, 3/1/2028 (a)	1,220,000	1,212,534
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,341,000	1,411,376
Ally Financial, Inc.:
5.75%, 11/20/2025 (b)	3,161,000	3,153,445
Security Description	Principal Amount	Value
6.70%, 2/14/2033	$ 1,323,000	$ 1,323,939
Aretec Group, Inc.:
7.50%, 4/1/2029 (a)	1,423,000	1,280,686
10.00%, 8/15/2030 (a)	2,596,000	2,758,925
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	1,165,000	1,059,707
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a) (b)	1,300,000	1,291,004
9.75%, 3/15/2029 (a)	1,543,000	1,599,273
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	1,122,000	1,074,999
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	1,093,000	1,052,712
6.88%, 4/15/2030 (a)	871,000	855,679
9.25%, 7/1/2031 (a)	1,089,000	1,151,705
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	978,000	917,980
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a) (b)	339,000	261,077
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	3,000,000	2,495,940
3.63%, 10/1/2031 (a)	1,731,000	1,324,353
Credit Acceptance Corp.:
6.63%, 3/15/2026 (b)	1,053,000	1,051,189
9.25%, 12/15/2028 (a)	1,525,000	1,628,868
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	3,474,000	942,864
Enova International, Inc.:
8.50%, 9/15/2025 (a)	917,000	906,555
COR, 11.25%, 12/15/2028 (a)	1,166,000	1,202,694
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	2,266,000	1,817,763
GGAM Finance Ltd.:
7.75%, 5/15/2026 (a)	1,285,000	1,307,822
8.00%, 2/15/2027 (a)	2,108,000	2,163,419
8.00%, 6/15/2028 (a)	1,519,000	1,576,175
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	1,346,662	1,267,977
goeasy Ltd.:
4.38%, 5/1/2026 (a)	1,194,000	1,149,368
9.25%, 12/1/2028 (a)	1,930,000	2,062,552
Hightower Holding LLC 6.75%, 4/15/2029 (a) (b)	594,000	539,126
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a) (b)	1,484,000	1,382,940
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	2,736,000	2,478,789

See accompanying notes to financial statements.
245

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	$ 1,345,000	$ 1,281,973
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	1,528,000	1,310,810
6.50%, 11/1/2025 (a)	1,621,000	1,502,456
LFS Topco LLC 5.88%, 10/15/2026 (a)	1,187,000	1,096,942
Macquarie Airfinance Holdings Ltd.:
8.13%, 3/30/2029 (a)	1,377,000	1,440,067
8.38%, 5/1/2028 (a)	1,632,000	1,708,247
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	1,247,000	1,099,829
6.50%, 5/1/2028 (a)	3,989,000	3,733,824
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	1,702,000	1,662,701
5.13%, 12/15/2030 (a)	1,762,000	1,605,623
5.50%, 8/15/2028 (a)	2,055,000	1,980,136
5.75%, 11/15/2031 (a)	1,390,000	1,297,148
6.00%, 1/15/2027 (a)	1,714,000	1,701,659
Navient Corp.:
4.88%, 3/15/2028	1,931,000	1,794,826
5.00%, 3/15/2027	1,908,000	1,842,575
5.50%, 3/15/2029	1,751,000	1,615,455
Series MTN, 5.63%, 8/1/2033	1,938,000	1,596,757
6.75%, 6/25/2025	513,000	519,418
6.75%, 6/15/2026	1,405,000	1,427,354
9.38%, 7/25/2030	1,725,000	1,817,443
11.50%, 3/15/2031	1,428,000	1,572,671
NFP Corp.:
4.88%, 8/15/2028 (a)	1,774,000	1,763,356
6.88%, 8/15/2028 (a)	5,296,000	5,386,932
7.50%, 10/1/2030 (a)	934,000	997,344
8.50%, 10/1/2031 (a)	1,275,000	1,378,288
OneMain Finance Corp.:
3.50%, 1/15/2027	2,051,000	1,902,938
3.88%, 9/15/2028	2,362,000	2,091,693
4.00%, 9/15/2030	3,050,000	2,609,794
5.38%, 11/15/2029	2,099,000	1,965,546
6.63%, 1/15/2028	2,366,000	2,390,843
6.88%, 3/15/2025	3,575,000	3,604,565
7.13%, 3/15/2026 (b)	3,496,000	3,562,529
7.88%, 3/15/2030	2,700,000	2,784,321
9.00%, 1/15/2029	2,380,000	2,517,136
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	1,042,000	1,060,120
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	1,182,000	1,118,810
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	2,156,000	1,942,319
5.38%, 10/15/2025 (a)	2,028,000	2,006,280
Security Description	Principal Amount	Value
5.75%, 9/15/2031 (a)	$ 1,366,000	$ 1,265,749
7.88%, 12/15/2029 (a)	1,928,000	1,988,404
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	1,660,000	1,492,257
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	1,101,000	901,576
7.38%, 9/1/2025 (a)	903,000	897,582
8.38%, 2/1/2028 (a)	1,264,000	1,204,048
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	3,115,000	2,887,449
3.63%, 3/1/2029 (a)	2,051,000	1,861,508
3.88%, 3/1/2031 (a)	2,986,000	2,633,622
4.00%, 10/15/2033 (a)	2,087,000	1,783,404
SLM Corp.:
3.13%, 11/2/2026	1,250,000	1,170,125
4.20%, 10/29/2025	1,535,000	1,490,132
StoneX Group, Inc. 8.63%, 6/15/2025 (a)	1,579,000	1,594,537
Synchrony Financial 7.25%, 2/2/2033	1,979,000	1,968,432
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	2,151,000	2,137,406
5.50%, 4/15/2029 (a)	1,569,000	1,484,980
5.75%, 6/15/2027 (a)	1,058,000	1,036,956
World Acceptance Corp. 7.00%, 11/1/2026 (a) (b)	430,000	389,017
		146,581,347
ELECTRIC — 2.9%
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	2,351,000	2,015,912
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a) (b)	875,000	818,834
Calpine Corp.:
3.75%, 3/1/2031 (a)	2,209,000	1,945,488
4.50%, 2/15/2028 (a)	3,052,000	2,903,764
4.63%, 2/1/2029 (a)	1,518,000	1,409,873
5.00%, 2/1/2031 (a)	2,660,000	2,439,646
5.13%, 3/15/2028 (a)	4,145,000	3,972,071
5.25%, 6/1/2026 (a)	1,114,000	1,099,128
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	2,391,000	2,108,001
3.75%, 1/15/2032 (a)	1,000,000	868,780
4.75%, 3/15/2028 (a)	2,738,000	2,636,694
DPL, Inc.:
4.13%, 7/1/2025	301,000	294,507
4.35%, 4/15/2029	1,441,000	1,343,142
Drax Finco PLC 6.63%, 11/1/2025 (a)	1,844,000	1,825,634

See accompanying notes to financial statements.
246

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (c)	$ 710,000	$ 716,376
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	1,588,000	1,635,561
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (c)	3,612,000	4,029,908
Emera, Inc. Series 16-A, 3 mo. USD Term SOFR + 5.44%, 6.75%, 6/15/2076 (c)	2,181,000	2,139,670
FirstEnergy Corp.:
Series A, 1.60%, 1/15/2026	681,000	633,963
2.05%, 3/1/2025	1,048,000	1,009,486
Series B, 2.25%, 9/1/2030	1,573,000	1,325,253
2.65%, 3/1/2030	1,798,000	1,562,084
Series C, 3.40%, 3/1/2050	1,140,000	808,602
Series B, 4.15%, 7/15/2027	4,132,000	3,972,587
Series C, 5.10%, 7/15/2047	2,115,000	1,936,409
Series C, 7.38%, 11/15/2031	1,462,000	1,738,070
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	1,813,000	1,576,095
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	1,749,000	1,667,724
4.50%, 9/15/2027 (a)	1,576,000	1,517,294
7.25%, 1/15/2029 (a)	1,937,000	2,029,453
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	1,446,000	1,277,512
3.63%, 2/15/2031 (a)	2,787,000	2,397,377
3.88%, 2/15/2032 (a)	1,422,000	1,217,701
5.25%, 6/15/2029 (a)	2,151,000	2,090,578
5.75%, 1/15/2028	2,499,000	2,489,604
6.63%, 1/15/2027	1,250,000	1,257,188
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	1,625,000	1,534,374
PG&E Corp.:
5.00%, 7/1/2028 (b)	2,261,000	2,198,958
5.25%, 7/1/2030 (b)	3,205,000	3,105,677
Pike Corp.:
5.50%, 9/1/2028 (a)	1,508,000	1,436,491
8.63%, 1/31/2031 (a)	825,000	867,801
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	3,136,000	3,330,965
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	898,000	888,867
TransAlta Corp.:
6.50%, 3/15/2040	172,000	171,935
7.75%, 11/15/2029 (b)	1,775,000	1,885,902
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	3,046,000	2,824,891
Security Description	Principal Amount	Value
5.00%, 7/31/2027 (a)	$ 3,700,000	$ 3,602,801
5.50%, 9/1/2026 (a)	2,484,000	2,467,804
5.63%, 2/15/2027 (a)	3,379,000	3,341,088
7.75%, 10/15/2031 (a)	4,646,000	4,826,358
		97,193,881
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	2,149,000	1,931,134
4.75%, 6/15/2028 (a)	1,679,000	1,561,957
6.50%, 12/31/2027 (a) (b)	1,281,000	1,283,229
EnerSys 4.38%, 12/15/2027 (a) (b)	945,000	904,885
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	3,817,000	3,844,520
7.25%, 6/15/2028 (a)	3,269,000	3,359,192
		12,884,917
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a)	1,454,000	1,311,159
Coherent Corp. 5.00%, 12/15/2029 (a)	2,404,000	2,284,545
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,047,000	4,789,603
Likewize Corp. 9.75%, 10/15/2025 (a)	1,902,000	1,927,011
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	2,661,000	2,474,810
5.00%, 10/1/2025 (a)	1,395,000	1,396,563
5.88%, 9/1/2030 (a)	1,256,000	1,249,908
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	2,173,000	1,914,935
4.38%, 2/15/2030 (a)	1,196,000	1,113,536
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	1,531,000	1,390,607
		19,852,677
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	2,298,000	1,138,659
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a)	1,214,000	1,029,703
11.75%, 10/1/2028 (a) (b)	1,753,000	1,595,125
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	1,606,000	1,502,766
5.00%, 1/31/2028 (a)	1,822,000	1,780,987
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	2,021,396	2,006,943
		9,054,183
ENGINEERING & CONSTRUCTION — 0.8%
AECOM 5.13%, 3/15/2027	2,357,000	2,340,619
Arcosa, Inc. 4.38%, 4/15/2029 (a)	1,135,000	1,056,810

See accompanying notes to financial statements.
247

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Artera Services LLC 9.03%, 12/4/2025 (a)	$ 2,791,000	$ 2,647,319
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a) (b)	768,000	695,570
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	3,657,000	3,874,738
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	1,077,000	1,075,966
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	1,177,000	912,352
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,276,000	1,181,767
Fluor Corp.:
3.50%, 12/15/2024	279,000	271,110
4.25%, 9/15/2028	1,721,000	1,642,075
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	1,256,000	1,154,364
7.50%, 4/15/2032 (a) (b)	718,000	664,832
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a) (b)	1,078,000	930,045
HTA Group Ltd. 7.00%, 12/18/2025 (a)	1,000,000	992,200
INNOVATE Corp. 8.50%, 2/1/2026 (a)	901,000	699,455
MasTec, Inc. 6.63%, 8/15/2029 (a)	201,000	184,307
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	769,000	765,101
TopBuild Corp.:
3.63%, 3/15/2029 (a)	1,837,000	1,663,036
4.13%, 2/15/2032 (a)	1,838,000	1,642,915
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	989,000	968,735
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	227,000	215,334
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	814,000	767,057
		26,345,707
ENTERTAINMENT — 3.3%
Affinity Interactive 6.88%, 12/15/2027 (a)	2,247,000	2,006,212
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	1,645,000	874,893
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	2,860,000	1,984,668
Security Description	Principal Amount	Value
10.00%, 6/15/2026 (a)	$ 4,081,498	$ 3,546,944
Banijay Entertainment SASU 8.13%, 5/1/2029 (a) (b)	714,000	735,670
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,639,000	1,545,282
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	3,501,000	3,165,044
6.25%, 7/1/2025 (a)	8,191,600	8,188,323
7.00%, 2/15/2030 (a)	4,919,000	5,057,175
8.13%, 7/1/2027 (a)	4,518,000	4,630,408
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	2,244,000	2,242,362
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	155,000	152,467
Cedar Fair LP 5.25%, 7/15/2029 (b)	1,421,000	1,338,909
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	1,464,000	1,435,613
5.50%, 5/1/2025 (a)	2,423,000	2,410,594
6.50%, 10/1/2028	1,109,000	1,107,946
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	1,749,000	1,662,092
5.50%, 4/1/2027 (a)	1,730,000	1,711,904
5.75%, 4/1/2030 (a)	2,896,000	2,818,677
6.75%, 5/1/2031 (a)	1,789,000	1,817,320
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	2,153,000	1,976,131
5.88%, 3/15/2026 (a)	605,000	594,382
8.75%, 5/1/2025 (a)	76,000	76,458
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	825,000	719,186
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	1,209,000	1,101,786
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	399,000	401,326
International Game Technology PLC:
4.13%, 4/15/2026 (a)	1,891,000	1,836,577
5.25%, 1/15/2029 (a)	1,889,000	1,846,573
6.25%, 1/15/2027 (a)	2,552,000	2,588,034
6.50%, 2/15/2025 (a)	870,000	870,626
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	1,483,000	1,403,407
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	1,910,000	1,930,227
7.25%, 11/15/2029 (a)	1,481,000	1,518,558
7.50%, 9/1/2031 (a)	1,758,000	1,836,354
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	2,096,000	1,553,429

See accompanying notes to financial statements.
248

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	$ 1,023,000	$ 959,461
4.75%, 10/15/2027 (a) (b)	1,613,000	1,549,416
4.88%, 11/1/2024 (a)	396,000	392,650
5.63%, 3/15/2026 (a)	757,000	750,172
6.50%, 5/15/2027 (a)	2,676,000	2,723,713
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	1,024,000	1,018,235
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	1,564,000	1,456,100
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	3,257,000	3,072,784
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	984,000	912,630
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	1,186,000	1,205,130
Ontario Gaming GTA LP 8.00%, 8/1/2030 (a)	657,000	680,856
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	1,123,000	963,455
5.63%, 1/15/2027 (a)	709,000	688,978
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	2,694,000	2,133,783
5.88%, 9/1/2031 (a) (b)	1,828,000	1,413,538
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a) (b)	475,000	453,335
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	1,999,000	1,738,730
4.63%, 4/6/2031 (a)	1,066,000	883,938
8.45%, 7/27/2030 (a)	1,156,000	1,188,888
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	2,138,000	1,998,260
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	1,670,000	1,566,043
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a) (b)	1,163,000	1,137,670
7.25%, 5/15/2031 (a) (b)	1,863,000	1,867,583
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	858,000	862,676
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	976,000	919,099
Security Description	Principal Amount	Value
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (f)	$ 1,237,000	$ 1,329,837
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	534,000	536,029
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	1,907,000	1,644,044
3.75%, 12/1/2029 (a)	1,317,000	1,205,279
3.88%, 7/15/2030 (a)	839,000	759,371
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	2,140,000	2,021,316
7.13%, 2/15/2031 (a) (b)	1,807,000	1,881,087
		110,599,643
ENVIRONMENTAL CONTROL — 0.8%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	1,600,000	1,566,128
5.13%, 7/15/2029 (a)	1,110,000	1,067,065
6.38%, 2/1/2031 (a)	220,000	223,648
Covanta Holding Corp.:
4.88%, 12/1/2029 (a)	2,439,000	2,130,564
5.00%, 9/1/2030	1,175,000	1,007,668
Enviri Corp. 5.75%, 7/31/2027 (a)	1,331,000	1,235,128
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	2,014,000	1,852,840
3.75%, 8/1/2025 (a)	2,148,000	2,096,383
4.00%, 8/1/2028 (a)	1,977,000	1,824,257
4.25%, 6/1/2025 (a)	960,000	945,456
4.38%, 8/15/2029 (a)	1,652,000	1,524,019
4.75%, 6/15/2029 (a)	895,000	843,842
5.13%, 12/15/2026 (a)	1,726,000	1,701,266
6.75%, 1/15/2031 (a)	2,580,000	2,658,148
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	2,399,000	2,188,224
5.88%, 6/30/2029 (a) (b)	2,868,000	2,530,150
Stericycle, Inc. 3.88%, 1/15/2029 (a)	1,298,000	1,182,608
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	1,232,000	1,187,907
		27,765,301
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	2,610,000	2,468,669
3.50%, 3/15/2029 (a)	3,425,000	3,109,078
4.63%, 1/15/2027 (a)	3,555,000	3,446,786
4.88%, 2/15/2030 (a)	2,110,000	2,021,085
5.88%, 2/15/2028 (a)	1,256,000	1,255,033
6.50%, 2/15/2028 (a) (b)	2,801,000	2,845,088
7.50%, 3/15/2026 (a)	1,502,000	1,530,418
Aragvi Finance International DAC 8.45%, 4/29/2026 (a)	57,000	38,829

See accompanying notes to financial statements.
249

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
B&G Foods, Inc.:
5.25%, 4/1/2025	$ 643,000	$ 634,287
5.25%, 9/15/2027 (b)	1,561,000	1,420,760
8.00%, 9/15/2028 (a)	1,525,000	1,604,803
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	1,777,000	1,445,927
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a) (b)	998,000	938,070
7.50%, 4/15/2025 (a)	1,090,000	1,089,324
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	380,000	370,063
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	1,283,000	123,912
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	451,000	399,000
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	2,060,000	1,900,412
4.38%, 1/31/2032 (a)	1,988,000	1,814,507
4.88%, 5/15/2028 (a)	1,098,000	1,073,723
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	2,831,000	2,597,612
5.50%, 10/15/2027 (a)	2,223,000	2,191,967
6.88%, 5/1/2025 (a)	961,000	965,863
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,680,000	1,423,279
4.25%, 4/15/2031	1,747,000	1,578,275
6.25%, 7/1/2033	2,520,000	2,592,878
6.88%, 5/15/2034	1,599,000	1,726,424
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	2,696,000	2,423,084
4.63%, 4/15/2030 (a)	3,482,000	3,215,801
5.50%, 12/15/2029 (a)	3,240,000	3,129,095
5.63%, 1/15/2028 (a)	1,959,000	1,938,920
5.75%, 3/1/2027 (a)	1,671,000	1,666,672
Safeway, Inc. 7.25%, 2/1/2031	1,002,000	1,051,178
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	758,000	763,708
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	1,591,000	1,424,931
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	2,443,000	2,118,325
TreeHouse Foods, Inc. 4.00%, 9/1/2028	856,000	761,695
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	1,616,000	1,506,161
4.75%, 2/15/2029 (a)	2,367,000	2,251,680
6.88%, 9/15/2028 (a)	1,392,000	1,435,695
Security Description	Principal Amount	Value
7.25%, 1/15/2032 (a)	$ 406,000	$ 424,152
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	2,252,000	1,823,174
		68,540,343
FOOD SERVICE — 0.2%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	1,121,000	1,112,626
5.00%, 2/1/2028 (a)	2,366,000	2,289,673
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	2,060,000	1,913,514
10.50%, 5/15/2029 (a)	1,862,000	1,681,665
		6,997,478
FOREST PRODUCTS & PAPER — 0.2%
Ahlstrom Holding 3 OY 4.88%, 2/4/2028 (a)	1,243,000	1,089,415
Domtar Corp. 6.75%, 10/1/2028 (a)	2,008,000	1,814,830
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	1,846,000	1,279,260
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	1,772,000	1,522,272
5.50%, 1/15/2026	1,491,000	1,433,388
12.88%, 10/1/2028 (a)	375,000	411,480
		7,550,645
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	1,804,000	1,780,386
5.75%, 5/20/2027	1,367,000	1,329,599
5.88%, 8/20/2026	1,665,000	1,644,870
9.38%, 6/1/2028 (a)	2,077,000	2,150,920
		6,905,775
HAND & MACHINE TOOLS — 0.0% (d)
Werner FinCo LP/Werner FinCo, Inc.:
8.75%, 7/15/2025 (a) (b)	237,000	209,951
11.50%, 6/15/2028 (a)	457,000	474,988
14.50%, 10/15/2028 (a)	922,158	770,629
		1,455,568
HEALTH CARE PRODUCTS — 1.0%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	2,888,000	2,627,618
4.63%, 7/15/2028 (a)	3,087,000	2,971,423
Bausch & Lomb Escrow Corp. 8.38%, 10/1/2028 (a)	4,074,000	4,300,066
Embecta Corp. 5.00%, 2/15/2030 (a)	1,724,000	1,463,745
Garden Spinco Corp. 8.63%, 7/20/2030 (a) (b)	412,000	441,685
Hologic, Inc.:
3.25%, 2/15/2029 (a)	2,438,000	2,208,901
4.63%, 2/1/2028 (a)	1,303,000	1,253,121

See accompanying notes to financial statements.
250

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Medline Borrower LP:
3.88%, 4/1/2029 (a)	$ 12,113,000	$ 10,956,208
5.25%, 10/1/2029 (a) (b)	6,412,000	6,055,300
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	1,098,000	1,049,359
4.63%, 11/15/2027	1,223,000	1,191,777
		34,519,203
HEALTH CARE SERVICES — 4.2%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	884,000	851,990
5.50%, 7/1/2028 (a)	730,000	719,787
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	967,000	842,702
Cano Health LLC 6.25%, 10/1/2028 (a)	666,000	47,699
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	1,645,000	1,440,082
3.50%, 4/1/2030 (a) (b)	1,487,000	1,298,805
5.00%, 7/15/2027 (a)	1,242,000	1,203,622
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	978,000	900,523
4.00%, 3/15/2031 (a)	661,000	599,633
4.25%, 5/1/2028 (a)	2,280,000	2,176,556
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	2,796,000	2,202,521
5.25%, 5/15/2030 (a)	4,001,000	3,343,316
5.63%, 3/15/2027 (a)	5,108,000	4,746,047
6.00%, 1/15/2029 (a)	2,641,000	2,377,138
6.13%, 4/1/2030 (a)	3,659,000	2,355,225
6.88%, 4/1/2028 (a)	2,094,000	1,293,380
6.88%, 4/15/2029 (a)	3,652,000	2,383,843
8.00%, 3/15/2026 (a)	2,764,500	2,758,750
8.00%, 12/15/2027 (a) (b)	1,841,000	1,787,998
10.88%, 1/15/2032 (a)	2,599,000	2,729,262
DaVita, Inc.:
3.75%, 2/15/2031 (a)	4,535,000	3,722,827
4.63%, 6/1/2030 (a)	7,252,000	6,339,626
Encompass Health Corp.:
4.50%, 2/1/2028	2,039,000	1,955,238
4.63%, 4/1/2031	1,392,000	1,281,503
4.75%, 2/1/2030	1,194,000	1,123,447
5.75%, 9/15/2025	366,000	364,188
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	1,592,000	1,639,983
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	2,489,000	1,976,565
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,365,000	1,262,557
Heartland Dental LLC/Heartland Dental Finance Corp.:
8.50%, 5/1/2026 (a) (b)	665,000	655,444
Security Description	Principal Amount	Value
10.50%, 4/30/2028 (a)	$ 1,933,000	$ 2,003,748
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	1,742,000	1,725,956
5.00%, 5/15/2027 (a)	2,663,000	2,620,978
6.50%, 5/15/2030 (a)	1,357,000	1,396,367
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	1,741,000	1,612,323
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a)	1,906,000	1,410,364
9.88%, 8/15/2030 (a)	2,456,000	2,494,412
11.00%, 10/15/2030 (a)	3,122,000	3,293,242
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	1,542,000	1,261,695
ModivCare, Inc. 5.88%, 11/15/2025 (a)	995,000	990,105
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	1,992,000	1,789,314
3.88%, 5/15/2032 (a)	1,542,000	1,351,023
4.38%, 6/15/2028 (a)	2,129,000	2,017,994
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a) (b)	1,268,000	1,142,265
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	3,377,000	3,301,186
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	1,758,000	900,043
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	3,362,000	3,351,779
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a) (b)	2,920,000	2,351,914
Select Medical Corp. 6.25%, 8/15/2026 (a)	2,796,000	2,812,692
Star Parent, Inc. 9.00%, 10/1/2030 (a) (b)	2,797,000	2,951,562
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	836,000	848,732
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	1,234,000	1,032,735
Tenet Healthcare Corp.:
4.25%, 6/1/2029	3,602,400	3,353,978
4.38%, 1/15/2030 (b)	3,961,000	3,676,917
4.63%, 6/15/2028	1,911,000	1,821,412
4.88%, 1/1/2026	4,594,000	4,544,431
5.13%, 11/1/2027	3,673,000	3,593,149
6.13%, 10/1/2028 (b)	6,394,000	6,364,460
6.13%, 6/15/2030	5,329,000	5,388,365
6.25%, 2/1/2027	3,588,000	3,598,943
6.75%, 5/15/2031 (a)	3,143,000	3,217,143
6.88%, 11/15/2031	2,145,000	2,208,642
Toledo Hospital:
4.98%, 11/15/2045	972,000	655,789
Series B, 5.33%, 11/15/2028 (b)	785,000	725,112
6.02%, 11/15/2048	1,154,000	902,936

See accompanying notes to financial statements.
251

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	$ 2,491,000	$ 2,082,003
		141,173,966
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a)	1,869,000	1,959,609
Stena International SA 6.13%, 2/1/2025 (a)	164,000	162,680
		2,122,289
HOME BUILDERS — 1.1%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	1,605,000	1,630,327
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	978,000	877,794
4.63%, 4/1/2030 (a)	1,263,000	1,138,936
6.63%, 1/15/2028 (a)	762,000	742,287
Beazer Homes USA, Inc.:
5.88%, 10/15/2027 (b)	925,000	903,041
7.25%, 10/15/2029	1,110,000	1,123,231
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	1,620,000	1,429,213
5.00%, 6/15/2029 (a)	1,009,000	901,410
6.25%, 9/15/2027 (a)	773,000	752,036
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	1,549,000	1,401,334
6.75%, 6/1/2027	1,619,000	1,637,100
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	793,000	839,176
Empire Communities Corp. 7.00%, 12/15/2025 (a) (b)	1,637,000	1,618,289
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	1,027,000	981,124
5.00%, 3/1/2028 (a)	390,000	373,741
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	708,000	689,988
KB Home:
4.00%, 6/15/2031	1,488,000	1,341,373
4.80%, 11/15/2029	706,000	676,948
6.88%, 6/15/2027	494,000	513,587
7.25%, 7/15/2030	824,000	856,589
LGI Homes, Inc.:
4.00%, 7/15/2029 (a) (b)	825,000	714,425
8.75%, 12/15/2028 (a)	675,000	717,059
M/I Homes, Inc.:
3.95%, 2/15/2030	653,000	585,989
4.95%, 2/1/2028	696,000	670,478
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	1,550,000	1,437,331
5.25%, 12/15/2027 (a)	2,236,000	2,167,981
Security Description	Principal Amount	Value
New Home Co., Inc. 8.25%, 10/15/2027 (a)	$ 480,000	$ 446,765
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	706,000	669,076
4.75%, 4/1/2029	589,000	543,435
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	1,531,000	1,483,309
5.75%, 1/15/2028 (a)	938,000	946,433
5.88%, 6/15/2027 (a)	1,362,000	1,369,641
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,202,000	1,072,677
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	812,000	803,393
5.70%, 6/15/2028	1,025,000	1,018,614
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	875,000	868,490
		35,942,620
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	2,113,000	1,783,372
4.00%, 4/15/2029 (a) (b)	2,062,000	1,869,657
		3,653,029
HOUSEHOLD PRODUCTS — 0.2%
Coty, Inc.:
5.00%, 4/15/2026 (a)	1,045,000	1,029,848
6.50%, 4/15/2026 (a) (b)	406,000	406,329
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	1,564,000	1,501,033
6.63%, 7/15/2030 (a)	1,261,000	1,295,854
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	1,274,000	1,162,550
5.50%, 6/1/2028 (a)	2,031,000	1,986,196
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	1,542,000	440,565
		7,822,375
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	2,438,000	2,201,807
Central Garden & Pet Co.:
4.13%, 10/15/2030	1,174,000	1,068,364
4.13%, 4/30/2031 (a)	1,136,000	1,005,939
5.13%, 2/1/2028	575,000	562,149
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a) (b)	826,000	805,358
7.00%, 12/31/2027 (a) (b)	828,000	790,599

See accompanying notes to financial statements.
252

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a) (b)	$ 1,109,000	$ 1,007,116
5.00%, 10/1/2029 (a) (b)	588,000	562,792
		8,004,124
HOUSEWARES — 0.6%
American Greetings Corp. 8.75%, 4/15/2025 (a)	134,000	133,467
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	1,726,000	1,712,157
Newell Brands, Inc.:
4.88%, 6/1/2025	2,023,000	1,989,722
5.20%, 4/1/2026	5,341,000	5,259,016
6.38%, 9/15/2027 (b)	1,320,000	1,316,898
6.38%, 4/1/2036	1,137,000	1,041,594
6.50%, 4/1/2046	1,805,000	1,491,237
6.63%, 9/15/2029	1,803,000	1,797,501
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	749,000	644,702
4.38%, 2/1/2032	1,178,000	1,006,648
4.50%, 10/15/2029 (b)	1,066,000	953,899
5.25%, 12/15/2026	434,000	421,227
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a) (b)	1,563,000	1,123,297
		18,891,365
INSURANCE — 1.5%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	1,566,000	1,427,033
6.00%, 8/1/2029 (a)	1,198,000	1,089,317
7.00%, 11/15/2025 (a)	2,855,000	2,848,291
10.13%, 8/1/2026 (a)	822,000	861,941
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	1,848,000	1,774,561
5.88%, 11/1/2029 (a)	1,220,000	1,158,244
6.75%, 10/15/2027 (a)	2,440,000	2,431,655
6.75%, 4/15/2028 (a)	3,803,000	3,893,587
7.00%, 1/15/2031 (a)	979,000	1,032,483
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	1,892,000	1,743,970
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (b) (c)	695,000	704,216
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	1,029,000	959,635
7.00%, 8/15/2025 (a)	1,147,000	1,149,936
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	942,000	883,087
Constellation Insurance, Inc.:
6.63%, 5/1/2031 (a) (b)	501,000	483,450
6.80%, 1/24/2030 (a)	851,000	806,042
Genworth Holdings, Inc. 6.50%, 6/15/2034	973,000	893,866
Security Description	Principal Amount	Value
Global Atlantic Fin Co. 5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	$ 2,863,000	$ 2,465,959
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a) (b)	1,509,000	1,525,614
HUB International Ltd.:
5.63%, 12/1/2029 (a)	681,000	651,540
7.00%, 5/1/2026 (a)	2,554,000	2,557,729
7.25%, 6/15/2030 (a)	5,422,000	5,724,222
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	1,980,000	2,081,138
10.50%, 12/15/2030 (a)	495,000	524,933
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	1,859,016	1,559,566
4.30%, 2/1/2061 (a)	1,414,000	934,286
7.80%, 3/7/2087 (a)	1,008,000	1,012,435
MGIC Investment Corp. 5.25%, 8/15/2028	1,614,000	1,573,505
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	1,407,000	1,413,866
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	623,000	582,200
USI, Inc. 7.50%, 1/15/2032 (a)	1,583,000	1,620,549
		48,368,856
INTERNET — 1.7%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	860,000	703,420
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	1,406,000	1,187,381
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	4,139,000	3,749,272
6.13%, 12/1/2028 (a)	1,235,000	1,076,661
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	1,333,000	1,169,494
5.63%, 9/15/2028 (a)	1,077,000	859,360
Cars.com, Inc. 6.38%, 11/1/2028 (a)	1,078,000	1,040,442
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	420,000	402,335
7.00%, 6/15/2027 (a)	1,135,000	1,146,350
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	3,283,000	3,389,501
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	2,702,000	2,686,842
6.75%, 9/30/2027 (a)	2,730,000	2,776,820
7.13%, 9/30/2030 (a) (b)	1,539,000	1,610,440
Getty Images, Inc. 9.75%, 3/1/2027 (a)	344,000	346,184
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	1,433,000	1,298,527

See accompanying notes to financial statements.
253

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 12/1/2027 (a)	$ 1,624,000	$ 1,592,787
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	1,550,000	1,302,093
ION Trading Technologies SARL 5.75%, 5/15/2028 (a) (b)	1,523,000	1,348,419
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	1,386,000	1,197,435
4.13%, 8/1/2030 (a) (b)	1,236,000	1,124,513
4.63%, 6/1/2028 (a)	894,000	857,319
5.00%, 12/15/2027 (a)	1,398,000	1,364,881
5.63%, 2/15/2029 (a) (b)	1,506,000	1,468,967
Millennium Escrow Corp. 6.63%, 8/1/2026 (a) (b)	2,079,000	1,475,965
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a)	2,380,000	1,801,279
11.75%, 10/15/2028 (a)	1,769,000	1,899,075
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75%, 4/30/2027 (a) (b)	911,000	874,460
6.00%, 2/15/2028 (a)	651,000	606,569
10.75%, 6/1/2028 (a) (b)	341,000	346,299
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	1,861,000	1,507,056
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	3,066,000	2,085,830
10.25%, 11/30/2024 (a)	1,210,000	1,240,262
Shutterfly Finance LLC COR, 8.50%, 10/1/2027 (a)	910,071	611,449
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	568,000	569,329
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a) (b)	3,642,000	3,473,995
6.25%, 1/15/2028 (a)	1,540,000	1,549,594
7.50%, 9/15/2027 (a)	2,640,000	2,733,298
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	1,153,000	1,052,816
		55,526,719
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a) (b)	803,000	724,531
5.25%, 4/15/2029 (a)	2,488,000	2,314,263
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	2,210,000	1,845,063
5.25%, 5/15/2027	3,834,000	3,469,041
6.25%, 5/15/2026	3,769,000	3,597,850
6.38%, 12/15/2025	1,923,000	1,888,732
9.75%, 1/15/2029 (a)	1,774,000	1,812,407
		15,651,887
Security Description	Principal Amount	Value
IRON/STEEL — 0.9%
ATI, Inc.:
4.88%, 10/1/2029	$ 2,680,000	$ 2,513,492
5.13%, 10/1/2031	913,000	850,158
5.88%, 12/1/2027	407,000	402,047
7.25%, 8/15/2030	353,000	367,607
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	1,696,000	1,589,559
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	1,488,000	1,517,120
Carpenter Technology Corp.:
6.38%, 7/15/2028 (b)	656,000	658,532
7.63%, 3/15/2030	756,000	782,505
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	241
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	1,320,000	1,225,501
4.88%, 3/1/2031 (a)	1,306,000	1,183,589
5.88%, 6/1/2027 (b)	992,000	988,002
6.75%, 3/15/2026 (a)	1,877,000	1,889,069
6.75%, 4/15/2030 (a)	2,022,000	2,049,479
Commercial Metals Co.:
3.88%, 2/15/2031	269,000	239,523
4.13%, 1/15/2030	921,000	844,318
4.38%, 3/15/2032	950,000	857,204
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	925,000	951,705
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	1,753,000	1,788,831
8.13%, 5/1/2027 (a)	1,904,000	1,920,736
8.50%, 5/1/2030 (a)	1,164,000	1,200,247
9.25%, 10/1/2028 (a)	3,417,388	3,599,330
TMS International Corp. 6.25%, 4/15/2029 (a)	805,000	672,312
U.S. Steel Corp.:
6.65%, 6/1/2037 (b)	875,000	918,059
6.88%, 3/1/2029 (b)	1,220,000	1,248,377
		30,257,543
IT SERVICES — 0.3%
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a)	2,254,912	383,335
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,147,000	4,418,919
Seagate HDD Cayman:
8.25%, 12/15/2029 (a) (b)	1,290,000	1,390,827
8.50%, 7/15/2031 (a) (b)	1,258,000	1,367,584
9.63%, 12/1/2032	2,117,485	2,421,005
		9,981,670

See accompanying notes to financial statements.
254

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 2.7%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (g)	$ 50,000	$ —
Acushnet Co. 7.38%, 10/15/2028 (a)	1,113,000	1,162,573
Carnival Corp.:
4.00%, 8/1/2028 (a)	6,087,000	5,656,771
5.75%, 3/1/2027 (a)	9,102,000	8,869,626
6.00%, 5/1/2029 (a)	5,397,000	5,186,139
7.00%, 8/15/2029 (a)	1,634,000	1,704,246
7.63%, 3/1/2026 (a) (b)	3,428,000	3,486,756
9.88%, 8/1/2027 (a) (b)	1,974,000	2,072,522
10.50%, 6/1/2030 (a) (b)	3,129,000	3,421,468
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	4,972,000	5,431,910
ClubCorp Holdings, Inc. 8.50%, 9/15/2025 (a)	278,000	251,204
Life Time, Inc.:
5.75%, 1/15/2026 (a)	2,046,000	2,028,691
8.00%, 4/15/2026 (a) (b)	1,266,000	1,282,547
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	747,000	771,875
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	619,000	619,495
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	1,268,000	1,101,740
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	3,945,000	3,855,212
5.88%, 2/15/2027 (a)	3,114,000	3,076,725
7.75%, 2/15/2029 (a)	1,758,000	1,764,663
8.13%, 1/15/2029 (a)	2,060,000	2,163,000
8.38%, 2/1/2028 (a)	1,744,000	1,848,919
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	1,278,000	1,221,282
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	1,576,000	1,454,522
4.25%, 7/1/2026 (a)	1,778,000	1,717,299
5.38%, 7/15/2027 (a)	2,570,000	2,530,910
5.50%, 8/31/2026 (a)	2,674,000	2,651,164
5.50%, 4/1/2028 (a)	4,031,000	3,977,791
7.25%, 1/15/2030 (a)	1,853,000	1,934,865
7.50%, 10/15/2027	590,000	622,816
8.25%, 1/15/2029 (a)	2,884,000	3,065,605
9.25%, 1/15/2029 (a) (b)	2,780,000	2,991,669
11.63%, 8/15/2027 (a)	2,939,000	3,208,095
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	1,655,000	1,612,864
6.25%, 5/15/2025 (a)	487,000	485,992
7.00%, 2/15/2029 (a)	1,341,000	1,328,502
9.13%, 7/15/2031 (a)	1,787,000	1,913,520
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	1,710,000	1,665,745
Security Description	Principal Amount	Value
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	$ 872,000	$ 853,670
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,950,000	1,871,512
		90,863,905
LODGING — 1.8%
Boyd Gaming Corp.:
4.75%, 12/1/2027	2,539,000	2,449,196
4.75%, 6/15/2031 (a)	2,435,000	2,234,892
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	1,893,000	1,786,027
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	1,736,000	1,600,852
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	3,880,000	3,378,471
3.75%, 5/1/2029 (a)	1,935,000	1,787,824
4.00%, 5/1/2031 (a)	3,180,000	2,910,241
4.88%, 1/15/2030	2,261,000	2,191,135
5.38%, 5/1/2025 (a)	1,210,000	1,206,467
5.75%, 5/1/2028 (a)	1,253,000	1,254,203
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	1,222,000	1,077,376
5.00%, 6/1/2029 (a)	2,252,000	2,078,348
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	1,442,000	1,417,962
Las Vegas Sands Corp.:
2.90%, 6/25/2025	2,534,000	2,434,515
3.50%, 8/18/2026	2,498,000	2,385,515
3.90%, 8/8/2029	2,089,000	1,929,588
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	1,420,000	1,255,805
4.75%, 1/15/2028	1,149,000	1,055,816
MGM Resorts International:
4.63%, 9/1/2026	1,112,000	1,084,723
4.75%, 10/15/2028	2,100,000	1,997,898
5.50%, 4/15/2027	2,302,000	2,283,676
5.75%, 6/15/2025	1,334,000	1,331,185
6.75%, 5/1/2025	1,113,000	1,117,764
Station Casinos LLC:
4.50%, 2/15/2028 (a)	2,302,000	2,179,349
4.63%, 12/1/2031 (a)	1,349,000	1,222,477
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	804,000	800,808

See accompanying notes to financial statements.
255

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	$ 934,000	$ 836,388
4.63%, 3/1/2030 (a)	1,069,000	956,231
6.00%, 4/1/2027	2,388,000	2,376,156
6.60%, 10/1/2025	1,299,000	1,300,377
6.63%, 7/31/2026 (a)	1,940,000	1,962,174
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,188,000	1,110,578
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a)	2,702,000	2,642,232
5.50%, 3/1/2025 (a)	2,392,000	2,379,825
		60,016,074
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	698,000	647,779
4.13%, 4/15/2029 (a)	753,000	697,760
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a) (b)	801,000	805,902
Terex Corp. 5.00%, 5/15/2029 (a)	1,200,000	1,139,712
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	1,573,000	1,469,418
		4,760,571
MACHINERY-DIVERSIFIED — 0.6%
ATS Corp. 4.13%, 12/15/2028 (a)	629,000	583,146
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	3,471,000	3,632,992
9.50%, 1/1/2031 (a)	1,692,000	1,841,082
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	1,773,000	1,173,815
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a) (b)	1,719,000	1,325,126
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	1,583,000	1,579,217
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	1,265,000	1,313,639
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	993,000	909,886
OT Merger Corp. 7.88%, 10/15/2029 (a)	839,000	506,680
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	1,492,000	1,473,260
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a) (b)	856,000	861,264
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	1,097,000	1,083,277
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	3,872,000	3,797,851
		20,081,235
Security Description	Principal Amount	Value
MEDIA — 8.3%
Altice Financing SA:
5.00%, 1/15/2028 (a)	$ 4,046,000	$ 3,679,109
5.75%, 8/15/2029 (a)	5,568,000	4,920,386
AMC Networks, Inc.:
4.25%, 2/15/2029	2,693,000	2,068,116
4.75%, 8/1/2025	2,294,000	2,229,263
Audacy Capital Corp.:
6.50%, 5/1/2027 (a) (e)	387,000	6,815
6.75%, 3/31/2029 (a)	923,000	10,513
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	1,303,000	863,303
Block Communications, Inc. 4.88%, 3/1/2028 (a)	923,000	814,769
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	1,744,000	1,414,436
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	8,190,000	7,155,193
4.25%, 1/15/2034 (a)	5,466,000	4,444,897
4.50%, 8/15/2030 (a)	7,022,000	6,341,989
4.50%, 5/1/2032	8,451,000	7,245,380
4.50%, 6/1/2033 (a)	4,083,000	3,444,786
4.75%, 3/1/2030 (a)	7,744,000	7,083,747
4.75%, 2/1/2032 (a)	3,195,000	2,817,159
5.00%, 2/1/2028 (a)	6,652,000	6,367,827
5.13%, 5/1/2027 (a)	8,446,000	8,172,181
5.38%, 6/1/2029 (a)	4,179,000	3,954,379
5.50%, 5/1/2026 (a)	1,921,000	1,908,072
6.38%, 9/1/2029 (a)	4,119,000	4,065,247
7.38%, 3/1/2031 (a)	2,696,000	2,764,263
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	2,532,000	1,860,792
4.13%, 12/1/2030 (a)	2,874,000	2,184,757
4.50%, 11/15/2031 (a)	4,314,000	3,262,506
4.63%, 12/1/2030 (a)	5,164,000	3,096,541
5.00%, 11/15/2031 (a)	1,256,000	754,906
5.25%, 6/1/2024 (b)	504,000	494,006
5.38%, 2/1/2028 (a)	3,160,000	2,796,821
5.50%, 4/15/2027 (a)	3,910,000	3,569,947
5.75%, 1/15/2030 (a)	6,432,000	4,004,820
6.50%, 2/1/2029 (a)	4,698,000	4,176,663
7.50%, 4/1/2028 (a) (b)	2,792,000	2,083,865
11.25%, 5/15/2028 (a)	3,520,000	3,626,163
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	1,627,000	1,098,990
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	10,317,000	9,687,560
DISH DBS Corp.:
5.13%, 6/1/2029	3,845,000	1,982,021
5.25%, 12/1/2026 (a)	7,412,000	6,368,835
5.75%, 12/1/2028 (a)	6,513,000	5,266,216
5.88%, 11/15/2024	3,429,000	3,230,701

See accompanying notes to financial statements.
256

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.38%, 7/1/2028	$ 3,049,000	$ 1,836,687
7.75%, 7/1/2026	4,540,000	3,169,465
DISH Network Corp. 11.75%, 11/15/2027 (a)	9,830,000	10,254,263
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	1,173,000	1,039,172
GCI LLC 4.75%, 10/15/2028 (a)	936,000	863,591
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	3,562,000	2,686,959
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	2,220,000	1,681,694
5.88%, 7/15/2026 (a)	1,760,000	1,714,962
7.00%, 5/15/2027 (a) (b)	2,428,000	2,296,500
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	1,889,000	1,453,359
5.25%, 8/15/2027 (a)	2,495,000	1,981,504
6.38%, 5/1/2026	2,414,000	2,054,917
8.38%, 5/1/2027	2,298,000	1,491,218
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	2,294,000	2,003,167
6.75%, 10/15/2027 (a)	3,950,000	3,863,297
Liberty Interactive LLC:
8.25%, 2/1/2030	1,063,000	455,517
8.50%, 7/15/2029	501,000	220,440
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	1,916,000	1,847,771
8.00%, 8/1/2029 (a)	1,610,000	1,504,851
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	122,000	118,909
News Corp.:
3.88%, 5/15/2029 (a)	1,911,000	1,766,758
5.13%, 2/15/2032 (a)	1,132,000	1,080,313
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	2,952,000	2,720,475
5.63%, 7/15/2027 (a)	4,023,000	3,906,695
Paramount Global:
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (c)	2,628,000	2,308,172
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	2,736,974	2,461,607
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	2,958,200	2,255,864
6.50%, 9/15/2028 (a)	2,484,000	1,217,185
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	1,785,000	1,575,316
5.38%, 1/15/2031 (a) (b)	1,505,000	1,103,902
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,084,000	961,746
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	1,971,000	1,389,752
Security Description	Principal Amount	Value
5.13%, 2/15/2027 (a) (b)	$ 721,000	$ 650,897
5.50%, 3/1/2030 (a) (b)	1,416,000	1,059,621
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	2,512,500	2,374,915
3.88%, 9/1/2031 (a)	3,806,000	3,249,753
4.00%, 7/15/2028 (a)	5,650,000	5,238,002
4.13%, 7/1/2030 (a)	4,208,000	3,767,254
5.00%, 8/1/2027 (a)	3,749,000	3,631,769
5.50%, 7/1/2029 (a)	3,167,000	3,069,235
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	853,000	494,749
TEGNA, Inc.:
4.63%, 3/15/2028	2,916,000	2,725,527
4.75%, 3/15/2026 (a)	1,269,000	1,236,742
5.00%, 9/15/2029	3,278,000	3,007,565
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	1,116,000	1,094,863
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	2,684,000	2,393,430
5.13%, 2/15/2025 (a)	827,000	825,544
6.63%, 6/1/2027 (a)	3,853,000	3,842,944
7.38%, 6/30/2030 (a) (b)	2,293,000	2,292,427
8.00%, 8/15/2028 (a)	3,114,250	3,219,076
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	3,617,000	3,186,360
UPC Holding BV 5.50%, 1/15/2028 (a)	1,156,000	1,090,305
Urban One, Inc. 7.38%, 2/1/2028 (a)	2,144,000	1,820,921
Videotron Ltd.:
3.63%, 6/15/2029 (a) (b)	1,188,000	1,085,737
5.13%, 4/15/2027 (a)	1,255,000	1,238,559
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	3,033,000	2,676,501
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	2,450,000	2,180,426
5.50%, 5/15/2029 (a)	3,819,000	3,682,853
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	1,396,000	1,313,566
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	3,666,000	3,141,579
Ziggo Bond Co. BV:
5.13%, 2/28/2030 (a)	1,939,000	1,622,012
6.00%, 1/15/2027 (a)	2,152,000	2,100,137
Ziggo BV 4.88%, 1/15/2030 (a)	2,023,000	1,800,187
		277,717,424
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	987,000	959,581
6.38%, 6/15/2030 (a)	1,087,000	1,101,598

See accompanying notes to financial statements.
257

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Park-Ohio Industries, Inc. 6.63%, 4/15/2027 (b)	$ 1,027,000	$ 957,606
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,392,000	1,292,222
		4,311,007
MINING — 1.1%
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	1,946,000	2,046,589
Century Aluminum Co. 7.50%, 4/1/2028 (a) (b)	505,000	490,895
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	1,042,000	957,775
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	1,072,000	1,062,320
Constellium SE:
3.75%, 4/15/2029 (a) (b)	1,171,000	1,065,622
5.63%, 6/15/2028 (a)	1,480,000	1,452,087
5.88%, 2/15/2026 (a)	478,000	474,783
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	1,546,000	1,450,720
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	3,798,000	3,436,696
4.50%, 9/15/2027 (a)	2,573,000	2,473,271
5.88%, 4/15/2030 (a)	2,436,000	2,415,318
6.13%, 4/15/2032 (a)	1,167,000	1,176,476
Hecla Mining Co. 7.25%, 2/15/2028	712,000	720,779
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	1,504,000	1,463,121
6.13%, 4/1/2029 (a)	1,972,000	1,938,930
IAMGOLD Corp. 5.75%, 10/15/2028 (a) (b)	1,712,000	1,479,510
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	768,000	772,116
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	1,585,000	1,366,603
4.63%, 3/1/2028 (a)	2,204,000	2,041,742
New Gold, Inc. 7.50%, 7/15/2027 (a) (b)	981,000	987,661
Novelis Corp.:
3.25%, 11/15/2026 (a)	2,431,000	2,287,765
3.88%, 8/15/2031 (a)	1,719,000	1,516,020
4.75%, 1/30/2030 (a)	3,005,000	2,831,191
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a)	758,000	745,357
Taseko Mines Ltd. 7.00%, 2/15/2026 (a) (b)	940,000	891,910
		37,545,257
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	1,318,000	1,206,379
Security Description	Principal Amount	Value
5.63%, 7/1/2027 (a)	$ 1,058,000	$ 1,061,026
Calderys Financing LLC 11.25%, 6/1/2028 (a)	1,739,000	1,822,298
Enpro, Inc. 5.75%, 10/15/2026 (b)	900,000	900,270
FXI Holdings, Inc.:
12.25%, 11/15/2026 (a) (b)	2,192,000	1,955,768
12.25%, 11/15/2026 (a)	1,006,000	900,310
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	615,000	615,793
Hillenbrand, Inc.:
3.75%, 3/1/2031 (b)	658,000	571,460
5.00%, 9/15/2026	783,000	775,828
5.75%, 6/15/2025	1,362,000	1,359,657
LSB Industries, Inc. 6.25%, 10/15/2028 (a) (b)	1,861,000	1,767,875
Trinity Industries, Inc.:
4.55%, 10/1/2024	238,000	234,775
7.75%, 7/15/2028 (a)	1,009,000	1,050,561
		14,222,000
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	1,285,000	1,202,452
7.25%, 3/15/2029 (a)	1,457,000	1,245,604
Xerox Corp.:
4.80%, 3/1/2035	878,000	682,320
6.75%, 12/15/2039 (b)	1,142,000	997,126
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	2,319,000	2,272,643
5.50%, 8/15/2028 (a)	3,035,000	2,739,178
		9,139,323
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a) (b)	374,000	347,446
Steelcase, Inc. 5.13%, 1/18/2029	1,745,000	1,652,149
		1,999,595
OIL & GAS — 6.0%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	1,943,000	1,957,087
Antero Resources Corp.:
5.38%, 3/1/2030 (a)	1,290,000	1,238,039
7.63%, 2/1/2029 (a)	1,256,000	1,288,631
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	1,163,000	1,082,020
7.00%, 11/1/2026 (a)	1,704,000	1,713,866
8.25%, 12/31/2028 (a)	1,503,000	1,516,783
9.00%, 11/1/2027 (a)	14,000	17,626
Baytex Energy Corp.:
8.50%, 4/30/2030 (a)	2,327,000	2,407,444
8.75%, 4/1/2027 (a)	1,630,000	1,685,958

See accompanying notes to financial statements.
258

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	$ 1,255,000	$ 1,223,474
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	3,107,000	3,219,256
10.38%, 11/15/2030 (a)	1,560,000	1,625,364
California Resources Corp. 7.13%, 2/1/2026 (a)	1,133,000	1,150,595
Callon Petroleum Co.:
6.38%, 7/1/2026 (b)	788,000	786,369
7.50%, 6/15/2030 (a) (b)	1,514,000	1,530,185
8.00%, 8/1/2028 (a)	2,294,000	2,347,519
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	914,000	901,780
9.75%, 7/15/2028 (a)	1,169,000	1,158,678
11.00%, 4/15/2025 (a)	353,000	357,896
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	1,404,000	1,394,369
5.88%, 2/1/2029 (a)	937,000	919,113
6.75%, 4/15/2029 (a)	2,129,000	2,137,431
Chord Energy Corp. 6.38%, 6/1/2026 (a)	580,000	581,276
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	725,000	704,287
8.38%, 7/1/2028 (a)	3,756,000	3,928,288
8.63%, 11/1/2030 (a)	2,589,000	2,754,101
8.75%, 7/1/2031 (a)	4,001,000	4,250,862
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	1,648,000	1,583,810
7.25%, 3/14/2027 (a)	876,000	882,272
7.38%, 1/15/2031 (a)	1,295,000	1,308,403
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	3,232,000	2,813,068
6.75%, 3/1/2029 (a)	3,787,000	3,479,041
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	1,857,000	1,880,045
9.25%, 2/15/2028 (a)	2,865,000	2,973,125
CrownRock LP/CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	58,000	56,685
5.63%, 10/15/2025 (a)	2,244,000	2,239,422
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	1,019,000	1,017,818
5.75%, 2/15/2028 (a)	1,451,000	1,347,747
8.50%, 1/15/2029 (a)	1,553,000	1,545,018
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	1,646,000	1,681,652
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,786,000	1,764,389
Security Description	Principal Amount	Value
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	$ 2,217,000	$ 2,223,230
Energean PLC 6.50%, 4/30/2027 (a) (b)	1,076,000	977,395
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	225,000	233,818
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	726,000	687,631
Global Marine, Inc. 7.00%, 6/1/2028	1,204,000	1,051,754
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	1,257,000	1,099,913
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a)	1,650,000	1,630,992
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	1,431,997	1,448,880
Harbour Energy PLC 5.50%, 10/15/2026 (a)	1,102,000	1,078,748
HF Sinclair Corp. 6.38%, 4/15/2027 (a)	1,217,000	1,227,223
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	1,867,000	1,813,641
6.00%, 4/15/2030 (a)	1,678,000	1,627,979
6.00%, 2/1/2031 (a)	1,303,000	1,254,594
6.25%, 11/1/2028 (a)	1,497,000	1,494,096
6.25%, 4/15/2032 (a)	1,175,000	1,130,573
8.38%, 11/1/2033 (a)	1,631,000	1,734,650
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	1,231,000	1,217,865
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	522,000	511,283
Matador Resources Co.:
5.88%, 9/15/2026 (b)	1,637,000	1,623,904
6.88%, 4/15/2028 (a)	1,319,000	1,343,085
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	1,785,000	1,734,574
7.13%, 2/1/2027 (a)	643,000	654,137
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	1,729,000	1,723,277
10.50%, 5/15/2027 (a)	1,137,000	1,165,857
Murphy Oil Corp.:
5.88%, 12/1/2027	917,000	911,608
5.88%, 12/1/2042	894,000	790,627
6.38%, 7/15/2028 (b)	994,000	997,837
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	1,400,000	1,341,200
7.50%, 1/15/2028 (a) (b)	1,108,000	964,015
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,047,000	1,050,131

See accompanying notes to financial statements.
259

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.38%, 5/15/2027 (a)	$ 2,109,000	$ 2,068,718
9.13%, 1/31/2030 (a) (b)	2,506,333	2,526,960
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	2,235,000	2,230,619
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,494,000	1,559,213
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	1,479,000	1,498,168
8.75%, 6/15/2031 (a)	836,000	873,603
Odfjell Rig III Ltd. 9.25%, 5/31/2028	189,744	194,013
Parkland Corp.:
4.50%, 10/1/2029 (a)	1,449,000	1,335,775
4.63%, 5/1/2030 (a)	2,193,000	2,031,025
5.88%, 7/15/2027 (a)	1,165,000	1,160,596
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	148,000	138,373
5.15%, 11/15/2029	112,000	107,063
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	2,116,000	2,067,099
7.88%, 9/15/2030 (a)	1,594,000	1,623,489
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a) (b)	745,000	735,211
5.88%, 7/1/2029 (a)	1,682,000	1,636,536
6.88%, 4/1/2027 (a)	1,579,000	1,580,832
7.00%, 1/15/2032 (a)	2,158,000	2,225,696
7.75%, 2/15/2026 (a)	632,000	642,460
8.00%, 4/15/2027 (a)	1,497,000	1,552,793
9.88%, 7/15/2031 (a)	1,470,000	1,633,243
Petrofac Ltd. 9.75%, 11/15/2026 (a)	2,817,000	1,426,670
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	1,100,000	1,058,464
7.13%, 1/15/2026 (a)	505,000	504,152
Range Resources Corp.:
4.75%, 2/15/2030 (a)	784,000	726,117
4.88%, 5/15/2025	1,077,000	1,062,881
8.25%, 1/15/2029	1,853,000	1,929,640
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	2,137,000	2,021,452
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	1,257,000	1,310,108
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	1,314,000	1,359,031
SM Energy Co.:
5.63%, 6/1/2025	1,249,000	1,237,971
6.50%, 7/15/2028	1,383,000	1,382,516
6.63%, 1/15/2027	1,137,000	1,135,533
6.75%, 9/15/2026	1,020,000	1,020,673
Southwestern Energy Co.:
4.75%, 2/1/2032	3,007,000	2,790,286
5.38%, 2/1/2029	1,967,000	1,915,248
Security Description	Principal Amount	Value
5.38%, 3/15/2030	$ 3,117,000	$ 3,037,485
5.70%, 1/23/2025	1,791,000	1,784,355
8.38%, 9/15/2028	1,024,000	1,064,243
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	1,557,000	1,489,193
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	1,297,000	1,210,425
4.50%, 4/30/2030	2,153,000	1,994,066
5.88%, 3/15/2028	821,000	819,670
6.00%, 4/15/2027	1,523,000	1,528,087
7.00%, 9/15/2028 (a)	2,253,000	2,325,817
Talos Production, Inc. 12.00%, 1/15/2026	1,448,000	1,492,714
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	1,472,000	1,388,081
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	571,000	582,723
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,575,000	1,573,205
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,569,000	1,623,680
Transocean, Inc.:
6.80%, 3/15/2038	2,006,000	1,609,835
7.25%, 11/1/2025 (a)	308,000	306,066
7.50%, 1/15/2026 (a)	349,000	344,173
7.50%, 4/15/2031 (b)	1,382,000	1,216,602
8.00%, 2/1/2027 (a)	1,674,000	1,646,731
8.75%, 2/15/2030 (a)	3,474,150	3,633,996
11.50%, 1/30/2027 (a)	1,986,000	2,076,859
Ultra Resources, Inc. 11.00%, 7/12/2024 (e) (g)	16,577	—
Valaris Ltd. 8.38%, 4/30/2030 (a)	2,865,000	2,931,439
Vermilion Energy, Inc.:
5.63%, 3/15/2025 (a)	518,000	512,095
6.88%, 5/1/2030 (a)	1,278,000	1,229,819
Viper Energy, Inc.:
5.38%, 11/1/2027 (a)	308,000	303,620
7.38%, 11/1/2031 (a)	1,187,000	1,235,347
Vital Energy, Inc.:
7.75%, 7/31/2029 (a)	1,531,000	1,463,896
9.50%, 1/15/2025	575,000	575,759
9.75%, 10/15/2030	1,594,000	1,652,006
10.13%, 1/15/2028 (b)	2,128,000	2,194,308
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	978,000	1,015,643
		201,359,474
OIL & GAS SERVICES — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	1,989,000	1,961,492
6.88%, 4/1/2027 (a)	1,336,000	1,342,961

See accompanying notes to financial statements.
260

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	$ 1,350,000	$ 1,306,071
CGG SA 8.75%, 4/1/2027 (a) (b)	977,000	891,483
Crane NXT Co. 4.20%, 3/15/2048	385,000	289,963
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	912,000	911,152
Enerflex Ltd. 9.00%, 10/15/2027 (a)	2,162,000	2,094,654
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	1,150,000	1,207,132
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	83,968
Nine Energy Service, Inc. COR, 13.00%, 2/1/2028	1,150,000	1,019,233
Oceaneering International, Inc. 6.00%, 2/1/2028 (b)	1,526,000	1,485,622
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 4/1/2026	1,869,000	1,864,851
6.88%, 9/1/2027	1,959,000	1,941,545
Weatherford International Ltd.:
6.50%, 9/15/2028 (a)	188,000	195,620
8.63%, 4/30/2030 (a)	4,228,000	4,407,436
Welltec International ApS 8.25%, 10/15/2026 (a) (b)	451,000	458,753
		21,461,936
PACKAGING & CONTAINERS — 2.9%
ARD Finance SA 6.50%, 6/30/2027 (a)	3,067,000	1,430,510
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	1,381,000	1,211,538
4.00%, 9/1/2029 (a) (b)	2,976,000	2,522,160
6.00%, 6/15/2027 (a)	1,963,000	1,954,245
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	3,559,200	3,254,710
5.25%, 4/30/2025 (a)	2,449,000	2,382,338
5.25%, 8/15/2027 (a)	2,608,000	2,014,497
5.25%, 8/15/2027 (a) (b)	3,508,000	2,725,962
Ball Corp.:
2.88%, 8/15/2030	3,828,000	3,282,433
3.13%, 9/15/2031 (b)	2,626,000	2,263,034
4.88%, 3/15/2026	2,125,000	2,116,840
5.25%, 7/1/2025	2,496,000	2,490,035
Security Description	Principal Amount	Value
6.00%, 6/15/2029	$ 1,394,000	$ 1,422,758
6.88%, 3/15/2028	1,589,000	1,645,012
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	1,127,000	1,100,053
5.63%, 7/15/2027 (a) (b)	895,000	888,395
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	1,177,000	1,150,565
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	1,077,000	1,002,946
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a) (b)	1,797,000	1,767,350
8.75%, 4/15/2030 (a) (b)	2,781,000	2,577,542
Crown Americas LLC 5.25%, 4/1/2030 (b)	1,814,000	1,784,903
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	1,204,000	1,173,467
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	1,529,000	1,516,875
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	1,131,000	1,191,769
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,346,000	1,213,863
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	920,000	859,197
3.50%, 3/1/2029 (a)	763,000	689,165
3.75%, 2/1/2030 (a)	1,113,000	1,009,213
4.75%, 7/15/2027 (a)	775,000	755,160
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	2,153,000	2,014,045
LABL, Inc.:
5.88%, 11/1/2028 (a)	1,576,000	1,428,833
6.75%, 7/15/2026 (a)	1,808,000	1,762,746
8.25%, 11/1/2029 (a) (b)	1,268,000	1,076,329
9.50%, 11/1/2028 (a)	1,358,000	1,381,697
10.50%, 7/15/2027 (a) (b)	2,258,000	2,163,480
Mauser Packaging Solutions Holding Co.:
7.88%, 8/15/2026 (a)	7,085,000	7,221,386
9.25%, 4/15/2027 (a) (b)	3,866,879	3,819,819
OI European Group BV 4.75%, 2/15/2030 (a)	1,534,000	1,438,232
Owens-Brockway Glass Container, Inc.:
6.38%, 8/15/2025 (a)	316,000	318,604
6.63%, 5/13/2027 (a) (b)	1,864,000	1,869,238
7.25%, 5/15/2031 (a) (b)	1,746,000	1,771,806

See accompanying notes to financial statements.
261

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	$ 885,000	$ 832,661
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	2,784,000	2,616,932
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	1,009,000	951,063
5.00%, 4/15/2029 (a) (b)	987,000	960,746
5.50%, 9/15/2025 (a)	1,513,000	1,515,663
6.88%, 7/15/2033 (a)	1,533,000	1,627,203
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	2,101,000	2,122,010
7.25%, 2/15/2031 (a) (b)	958,000	1,016,515
Silgan Holdings, Inc. 4.13%, 2/1/2028 (b)	1,372,000	1,309,437
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	1,597,000	1,721,342
TriMas Corp. 4.13%, 4/15/2029 (a)	1,558,000	1,405,207
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	2,497,300	2,457,268
8.50%, 8/15/2027 (a) (b)	1,654,000	1,623,980
		95,822,777
PHARMACEUTICALS — 2.1%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	999,000	899,599
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	2,801,000	2,172,624
5.13%, 3/1/2030 (a)	1,728,000	1,360,990
6.13%, 8/1/2028 (a)	939,000	810,714
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	2,101,000	1,159,605
9.25%, 4/1/2026 (a) (b)	1,900,000	1,740,495
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	4,319,000	2,604,875
5.00%, 1/30/2028 (a)	1,546,000	706,197
5.00%, 2/15/2029 (a)	1,858,000	802,619
5.25%, 1/30/2030 (a)	1,671,000	748,190
5.25%, 2/15/2031 (a)	1,217,000	533,229
5.50%, 11/1/2025 (a)	6,349,000	5,842,223
5.75%, 8/15/2027 (a)	1,459,000	940,792
6.13%, 2/1/2027 (a)	2,431,000	1,640,536
6.25%, 2/15/2029 (a)	1,789,000	773,510
7.25%, 5/30/2029 (a)	164,000	75,114
9.00%, 12/15/2025 (a)	1,622,000	1,515,337
11.00%, 9/30/2028 (a)	4,735,000	3,449,258
14.00%, 10/15/2030 (a)	1,417,000	790,714
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	1,813,000	1,885,883
Security Description	Principal Amount	Value
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	$ 1,786,000	$ 1,695,593
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	1,871,000	1,941,630
Grifols SA 4.75%, 10/15/2028 (a) (b)	1,703,000	1,548,436
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	1,597,000	1,584,368
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a) (b)	2,062,000	1,618,423
Jazz Securities DAC 4.38%, 1/15/2029 (a)	3,829,000	3,566,407
Kedrion SpA 6.50%, 9/1/2029 (a)	1,861,000	1,708,863
Mallinckrodt CB LLC:
Zero Coupon, 4/15/2025	500,000	387,070
Zero Coupon, 12/1/2028	696,000	612,466
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a) (b)	2,128,000	2,303,262
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,260,000	1,148,188
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	5,906,000	5,435,941
5.13%, 4/30/2031 (a)	5,216,000	4,446,327
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	1,349,000	1,189,643
6.63%, 4/1/2030 (a) (b)	1,401,000	1,340,071
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	2,497,000	2,028,862
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024 (b)	642,000	623,209
4.38%, 3/15/2026	2,458,000	2,381,040
4.65%, 6/15/2030	2,190,000	1,991,520
4.90%, 12/15/2044	258,000	204,849
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	147,000	137,546
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	1,277,000	1,120,989
5.13%, 1/15/2028 (a)	354,000	346,860
		69,814,067
PIPELINES — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	1,763,000	1,697,469
5.75%, 3/1/2027 (a)	1,719,000	1,707,397
5.75%, 1/15/2028 (a)	1,632,000	1,614,799

See accompanying notes to financial statements.
262

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 5/15/2026 (a)	$ 996,000	$ 1,021,786
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	1,127,000	1,121,444
7.63%, 12/15/2025 (a)	628,000	636,070
Buckeye Partners LP:
3.95%, 12/1/2026	1,423,000	1,349,545
4.13%, 3/1/2025 (a)	1,424,000	1,384,356
4.13%, 12/1/2027	1,281,000	1,221,754
4.50%, 3/1/2028 (a)	1,261,000	1,196,878
5.60%, 10/15/2044	770,000	598,444
5.85%, 11/15/2043	1,601,000	1,298,139
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	548,000	485,539
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	3,436,000	3,256,057
7.50%, 12/15/2033 (a)	819,000	848,828
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	1,602,000	1,518,295
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	2,917,000	2,689,737
4.38%, 6/15/2031 (a)	2,341,000	2,114,063
EnLink Midstream LLC:
5.38%, 6/1/2029	1,159,000	1,133,896
5.63%, 1/15/2028 (a)	812,000	800,600
6.50%, 9/1/2030 (a)	2,744,000	2,800,554
EnLink Midstream Partners LP:
4.15%, 6/1/2025	797,600	780,906
4.85%, 7/15/2026	761,000	749,052
5.05%, 4/1/2045	1,267,000	1,052,307
5.45%, 6/1/2047	1,108,000	976,181
5.60%, 4/1/2044	1,085,000	956,135
EQM Midstream Partners LP:
4.13%, 12/1/2026	1,338,000	1,291,705
4.50%, 1/15/2029 (a)	2,473,000	2,339,804
4.75%, 1/15/2031 (a)	2,645,000	2,469,848
5.50%, 7/15/2028	2,130,000	2,118,349
6.00%, 7/1/2025 (a)	1,885,000	1,887,243
6.50%, 7/1/2027 (a)	2,588,000	2,641,494
6.50%, 7/15/2048	1,472,000	1,519,207
7.50%, 6/1/2027 (a)	1,213,000	1,252,046
7.50%, 6/1/2030 (a)	1,384,000	1,492,146
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	2,059,000	2,140,578
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25%, 5/15/2026	213,000	212,670
7.75%, 2/1/2028	2,020,000	2,028,060
8.00%, 1/15/2027	2,938,000	2,989,944
8.25%, 1/15/2029	1,185,000	1,220,597
Security Description	Principal Amount	Value
8.88%, 4/15/2030	$ 1,585,000	$ 1,640,443
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	1,524,000	1,477,091
7.00%, 8/1/2027	1,077,000	1,052,972
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	2,493,000	2,492,726
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	2,153,000	1,990,190
5.13%, 6/15/2028 (a)	1,583,000	1,529,305
5.50%, 10/15/2030 (a) (b)	798,000	776,478
5.63%, 2/15/2026 (a)	1,677,000	1,665,295
Howard Midstream Energy Partners LLC:
6.75%, 1/15/2027 (a)	1,601,000	1,590,978
8.88%, 7/15/2028 (a)	621,000	654,037
ITT Holdings LLC 6.50%, 8/1/2029 (a)	3,279,000	2,898,800
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	2,525,000	2,475,586
6.63%, 12/15/2028 (a)	2,065,000	2,108,406
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	916,000	948,142
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	4,147,000	3,985,889
6.75%, 9/15/2025 (a)	3,411,000	3,385,554
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	5,773,000	5,832,866
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.13%, 3/1/2025	780,000	774,868
7.50%, 4/15/2026	464,000	460,938
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	1,408,000	1,371,406
NuStar Logistics LP:
5.63%, 4/28/2027	1,526,000	1,518,370
5.75%, 10/1/2025	1,599,000	1,595,258
6.00%, 6/1/2026	1,306,000	1,302,330
6.38%, 10/1/2030	1,649,000	1,652,776
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	1,103,000	1,068,079
4.80%, 5/15/2030 (a)	833,000	770,941
4.95%, 7/15/2029 (a)	1,323,000	1,266,706
6.88%, 4/15/2040 (a)	1,120,000	1,101,240
7.50%, 7/15/2038 (a)	1,927,000	1,944,651
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (f)	2,092,000	2,087,900

See accompanying notes to financial statements.
263

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	$ 2,045,000	$ 1,939,703
6.00%, 3/1/2027 (a)	2,048,000	2,011,464
6.00%, 12/31/2030 (a)	1,850,000	1,735,281
6.00%, 9/1/2031 (a)	1,249,000	1,157,211
7.50%, 10/1/2025 (a)	1,191,000	1,204,208
TransMontaigne Partners LP/TLP Finance Corp. 6.13%, 2/15/2026	1,099,000	1,007,926
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	3,116,000	2,806,114
3.88%, 11/1/2033 (a)	3,192,000	2,708,348
4.13%, 8/15/2031 (a)	3,342,000	2,952,824
6.25%, 1/15/2030 (a)	3,140,000	3,128,979
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	6,146,000	6,207,091
8.38%, 6/1/2031 (a)	6,010,000	6,011,322
9.50%, 2/1/2029 (a)	9,663,000	10,216,207
9.88%, 2/1/2032 (a)	5,942,000	6,187,821
		163,308,642
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. 7.00%, 4/15/2030 (a)	2,068,000	1,909,963
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a) (b)	1,848,000	1,837,799
8.88%, 9/1/2031 (a)	1,405,000	1,486,434
Five Point Operating Co. LP/Five Point Capital Corp. 7.88%, 11/15/2025 (a) (b)	1,842,000	1,834,264
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	857,000	904,581
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	2,109,000	1,900,040
4.38%, 2/1/2031 (a)	1,251,000	1,097,140
5.38%, 8/1/2028 (a)	2,170,000	2,090,773
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	1,103,000	994,178
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	1,953,000	1,629,700
4.75%, 2/1/2030	1,988,000	1,600,241
5.00%, 3/1/2031 (b)	2,588,000	2,063,956
Realogy Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	1,361,000	1,015,673
5.75%, 1/15/2029 (a)	2,207,000	1,716,472
		22,081,214
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	$ 1,352,000	$ 1,137,978
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	1,431,000	1,279,300
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	1,605,000	1,447,325
4.10%, 10/1/2024	848,000	832,744
4.55%, 10/1/2029	1,181,000	1,039,174
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	1,877,000	1,690,332
5.75%, 5/15/2026 (a)	1,971,000	1,914,196
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	653,000	597,985
Diversified Healthcare Trust:
4.38%, 3/1/2031	471,000	354,847
4.75%, 5/1/2024	415,000	412,498
4.75%, 2/15/2028	1,454,000	1,116,817
9.75%, 6/15/2025	1,962,000	1,930,412
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	1,636,000	1,368,138
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	2,445,000	2,307,591
3.75%, 9/15/2030 (a)	1,432,000	1,204,842
6.00%, 4/15/2025 (a)	592,000	590,638
8.00%, 6/15/2027 (a)	1,431,000	1,490,014
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	2,180,000	1,997,403
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	2,806,000	2,548,970
4.88%, 9/15/2027 (a)	2,530,000	2,465,257
4.88%, 9/15/2029 (a)	2,768,000	2,614,321
5.00%, 7/15/2028 (a)	1,450,000	1,394,958
5.25%, 3/15/2028 (a)	2,846,000	2,766,426
5.25%, 7/15/2030 (a)	3,099,000	2,948,017
5.63%, 7/15/2032 (a)	1,952,000	1,848,798
7.00%, 2/15/2029 (a)	2,749,000	2,834,164
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	1,599,000	1,506,738
4.75%, 6/15/2029 (a)	1,686,000	1,520,351
5.25%, 10/1/2025 (a)	546,000	539,328

See accompanying notes to financial statements.
264

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	$ 3,211,100	$ 2,011,818
4.63%, 8/1/2029	2,377,000	1,724,181
5.00%, 10/15/2027 (b)	4,319,000	3,543,135
5.25%, 8/1/2026	1,764,000	1,576,804
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	1,315,000	1,106,809
Office Properties Income Trust:
2.40%, 2/1/2027	1,424,000	806,240
2.65%, 6/15/2026	1,325,000	820,944
3.45%, 10/15/2031	1,437,000	717,609
4.50%, 2/1/2025	2,063,000	1,622,219
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	2,243,000	2,092,674
5.88%, 10/1/2028 (a) (b)	2,423,000	2,383,214
7.50%, 6/1/2025 (a)	881,000	889,246
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	2,230,000	2,080,389
4.75%, 10/15/2027	1,274,000	1,237,462
7.25%, 7/15/2028 (a)	642,000	668,091
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	1,465,000	1,441,589
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	810,000	771,582
4.00%, 9/15/2029 (a)	1,086,000	979,235
SBA Communications Corp.:
3.13%, 2/1/2029	3,798,000	3,418,618
3.88%, 2/15/2027	3,675,000	3,527,559
Service Properties Trust:
3.95%, 1/15/2028 (b)	1,284,000	1,055,435
4.38%, 2/15/2030	1,651,000	1,278,534
4.50%, 3/15/2025	831,000	813,042
4.75%, 10/1/2026	1,576,000	1,483,552
4.95%, 2/15/2027	905,000	823,704
4.95%, 10/1/2029	1,385,000	1,144,287
5.25%, 2/15/2026	1,591,000	1,544,431
5.50%, 12/15/2027	1,290,000	1,184,439
7.50%, 9/15/2025	2,401,000	2,432,453
8.63%, 11/15/2031 (a)	2,703,000	2,833,339
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	1,487,000	1,408,323
3.75%, 12/31/2024 (a)	1,076,000	1,055,276
4.38%, 1/15/2027 (a)	1,182,000	1,117,049
4.75%, 3/15/2025	1,083,000	1,067,881
Security Description	Principal Amount	Value
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	$ 2,013,000	$ 1,407,832
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	1,846,000	1,589,185
6.50%, 2/15/2029 (a) (b)	3,461,000	2,503,203
10.50%, 2/15/2028 (a)	6,842,000	6,940,183
Vornado Realty LP:
2.15%, 6/1/2026	1,050,000	946,796
3.40%, 6/1/2031	881,000	683,039
3.50%, 1/15/2025	657,000	636,226
XHR LP:
4.88%, 6/1/2029 (a)	1,393,000	1,282,911
6.38%, 8/15/2025 (a)	852,000	850,287
		115,200,387
RETAIL — 5.3%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	2,218,000	2,045,440
3.88%, 1/15/2028 (a)	3,688,000	3,486,119
4.00%, 10/15/2030 (a)	6,957,000	6,259,352
4.38%, 1/15/2028 (a)	2,755,000	2,631,851
5.75%, 4/15/2025 (a)	1,131,000	1,128,681
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	1,389,000	458,328
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	398,000	404,973
Academy Ltd. 6.00%, 11/15/2027 (a)	1,187,000	1,171,996
Arko Corp. 5.13%, 11/15/2029 (a)	976,000	846,758
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	1,207,000	1,150,512
4.63%, 11/15/2029 (a) (b)	2,057,000	1,906,572
4.75%, 3/1/2030	1,236,000	1,153,744
5.00%, 2/15/2032 (a)	1,145,000	1,043,187
At Home Group, Inc. 4.88%, 7/15/2028 (a)	477,000	176,681
Bath & Body Works, Inc.:
5.25%, 2/1/2028	1,121,000	1,109,981
6.63%, 10/1/2030 (a) (b)	2,233,000	2,284,538
6.69%, 1/15/2027	1,345,000	1,372,357
6.75%, 7/1/2036	1,443,000	1,456,463
6.88%, 11/1/2035	2,115,000	2,139,957
6.95%, 3/1/2033	1,209,000	1,208,819
7.50%, 6/15/2029 (b)	1,145,000	1,193,021
9.38%, 7/1/2025 (a)	1,035,000	1,091,211
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	1,443,000	1,351,615

See accompanying notes to financial statements.
265

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	$ 916,000	$ 834,742
4.50%, 11/15/2026 (a)	922,000	895,004
6.50%, 8/1/2030 (a)	1,544,000	1,583,171
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	721,000	667,668
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	575,000	533,048
Brinker International, Inc.:
5.00%, 10/1/2024 (a) (b)	200,000	198,354
8.25%, 7/15/2030 (a)	1,003,000	1,052,659
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	470,000	413,257
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	1,845,000	1,804,945
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	1,209,000	1,225,116
eG Global Finance PLC 12.00%, 11/30/2028 (a)	3,798,000	4,043,920
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a) (b)	1,366,000	1,454,189
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	1,512,000	1,479,825
5.88%, 4/1/2029 (a)	2,091,000	1,977,981
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	2,602,000	2,364,932
6.75%, 1/15/2030 (a) (b)	3,495,000	3,068,086
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	1,362,000	1,271,904
5.63%, 1/1/2030 (a)	1,355,000	1,297,385
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	1,273,000	1,062,459
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	820,000	740,936
Gap, Inc.:
3.63%, 10/1/2029 (a)	1,982,000	1,693,302
3.88%, 10/1/2031 (a)	1,871,000	1,541,554
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	1,057,000	775,045
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,617,000	1,500,026
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	1,412,000	1,243,774
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	1,200,000	1,096,788
IRB Holding Corp. 7.00%, 6/15/2025 (a)	1,652,000	1,653,702
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	855,000	811,694
Security Description	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	$ 2,293,000	$ 2,260,990
Kohl's Corp.:
4.25%, 7/17/2025 (b)	337,000	330,118
4.63%, 5/1/2031	1,653,000	1,305,969
5.55%, 7/17/2045	1,397,000	936,688
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	1,948,000	1,734,149
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	2,200,000	2,048,266
8.25%, 8/1/2031 (a)	1,165,000	1,218,543
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	2,270,000	2,058,254
4.38%, 1/15/2031 (a)	1,464,000	1,332,723
4.63%, 12/15/2027 (a)	2,100,000	2,024,421
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	2,000,000	1,917,700
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	731,000	535,224
4.50%, 12/15/2034	1,103,000	907,184
5.13%, 1/15/2042	808,000	631,339
5.88%, 4/1/2029 (a) (b)	1,552,000	1,492,077
5.88%, 3/15/2030 (a) (b)	1,105,000	1,043,595
6.13%, 3/15/2032 (a) (b)	1,174,000	1,111,038
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	254,000	255,059
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	2,353,000	1,876,023
7.88%, 5/1/2029 (a) (b)	3,175,000	2,021,332
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	1,161,000	1,017,257
4.75%, 9/15/2029	1,056,000	1,002,830
5.63%, 5/1/2027	744,000	741,575
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	2,818,000	2,709,000
Nordstrom, Inc.:
4.00%, 3/15/2027	1,192,000	1,114,925
4.25%, 8/1/2031 (b)	1,360,000	1,132,214
4.38%, 4/1/2030 (b)	1,952,000	1,699,958
5.00%, 1/15/2044	1,988,000	1,425,138
6.95%, 3/15/2028	898,000	912,592
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	734,000	650,530
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	1,066,000	854,612
6.75%, 8/1/2029 (a) (b)	837,000	687,545
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a) (b)	350,000	320,149
7.50%, 10/15/2027 (a)	729,000	734,621

See accompanying notes to financial statements.
266

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	$ 598,000	$ 580,299
3.75%, 6/15/2029	1,568,000	1,401,902
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	1,950,000	1,833,487
7.75%, 2/15/2029 (a)	3,848,000	3,750,376
QVC, Inc.:
4.38%, 9/1/2028	1,555,000	1,123,192
4.45%, 2/15/2025	1,930,000	1,811,768
4.75%, 2/15/2027 (b)	1,666,000	1,317,789
5.45%, 8/15/2034	1,278,000	766,953
5.95%, 3/15/2043	833,000	437,292
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,356,000	2,511,732
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	1,373,000	1,372,382
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a) (b)	390,000	390,371
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	2,085,000	1,897,204
4.88%, 11/15/2031 (a) (b)	1,919,000	1,709,292
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	1,206,000	1,193,265
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	1,653,000	1,574,466
6.00%, 12/1/2029 (a)	2,103,000	1,979,974
6.13%, 7/1/2029 (a)	705,000	668,812
Staples, Inc.:
7.50%, 4/15/2026 (a)	5,333,000	4,975,156
10.75%, 4/15/2027 (a)	2,936,000	2,143,045
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	1,271,000	1,162,533
5.88%, 3/1/2027	721,000	719,652
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	1,606,000	1,484,394
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	2,128,000	1,778,668
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030	1,300,000	1,144,520
3.45%, 6/1/2026	3,765,000	3,579,724
4.10%, 4/15/2050	2,019,000	1,465,592
4.65%, 6/1/2046	66,000	52,287
4.80%, 11/18/2044	1,725,000	1,436,252
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	1,660,000	1,610,466
Security Description	Principal Amount	Value
White Cap Parent LLC 8.25%, 3/15/2026 (a)	$ 578,000	$ 578,480
Yum! Brands, Inc.:
3.63%, 3/15/2031	2,068,000	1,864,922
4.63%, 1/31/2032	3,075,000	2,872,942
4.75%, 1/15/2030 (a)	3,375,000	3,267,776
5.35%, 11/1/2043	172,000	167,979
5.38%, 4/1/2032	1,580,000	1,557,074
6.88%, 11/15/2037	855,000	938,140
		176,521,418
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	1,033,000	1,042,256
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	1,200,000	1,304,172
Entegris Escrow Corp.:
4.75%, 4/15/2029 (a)	5,068,000	4,881,244
5.95%, 6/15/2030 (a)	1,292,000	1,283,757
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	1,188,000	1,072,503
4.38%, 4/15/2028 (a) (b)	1,335,000	1,270,533
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,845,000	1,715,204
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	976,000	879,864
		13,449,533
SOFTWARE — 2.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	1,012,000	1,006,070
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,023,000	1,088,615
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	6,227,000	5,650,442
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	1,806,000	1,814,181
9.13%, 3/1/2026 (a) (b)	484,000	485,897
Camelot Finance SA 4.50%, 11/1/2026 (a)	1,480,000	1,445,190
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	279,000	290,196
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	571,000	293,974
CDK Global II LLC 6.50%, 10/15/2024	20,000	18,704
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	1,545,000	1,611,698
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	2,119,000	2,159,854
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	2,117,000	1,993,367
4.88%, 7/1/2029 (a) (b)	2,203,000	2,067,472

See accompanying notes to financial statements.
267

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	$ 10,520,000	$ 10,030,610
9.00%, 9/30/2029 (a)	11,231,000	10,670,349
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a) (b)	1,370,000	1,302,541
6.50%, 10/15/2028 (a)	2,140,000	1,956,452
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a) (b)	1,259,000	1,174,911
Elastic NV 4.13%, 7/15/2029 (a)	1,414,000	1,299,141
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	1,807,000	1,709,802
5.25%, 5/15/2026 (a)	1,465,000	1,454,965
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a) (b)	1,024,000	935,393
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	1,125,000	1,094,681
Open Text Corp.:
3.88%, 2/15/2028 (a)	2,383,000	2,210,566
3.88%, 12/1/2029 (a)	2,632,000	2,361,483
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a) (b)	2,457,000	2,228,524
4.13%, 12/1/2031 (a) (b)	1,635,000	1,443,836
PTC, Inc.:
3.63%, 2/15/2025 (a)	1,416,000	1,382,483
4.00%, 2/15/2028 (a)	1,159,000	1,097,237
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	1,469,000	588,085
5.38%, 12/1/2028 (a)	1,221,000	438,974
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,824,000	1,865,678
ROBLOX Corp. 3.88%, 5/1/2030 (a)	2,170,000	1,934,946
Rocket Software, Inc. 6.50%, 2/15/2029 (a) (b)	1,615,000	1,405,179
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	5,611,000	5,538,786
Twilio, Inc.:
3.63%, 3/15/2029	1,352,000	1,233,132
3.88%, 3/15/2031	1,336,000	1,190,897
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	5,221,000	4,297,405
West Technology Group LLC 8.50%, 4/10/2027 (a)	1,158,000	997,791
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	1,996,000	1,808,975
		83,578,482
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 4.8%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	$ 3,273,000	$ 1,555,330
10.50%, 5/15/2027 (a)	3,694,000	2,384,514
Altice France SA:
5.13%, 1/15/2029 (a)	2,145,000	1,665,764
5.13%, 7/15/2029 (a)	6,944,000	5,405,348
5.50%, 1/15/2028 (a)	3,458,000	2,843,721
5.50%, 10/15/2029 (a)	5,211,000	4,083,392
8.13%, 2/1/2027 (a)	4,687,000	4,308,806
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	1,352,000	1,255,129
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	1,047,000	903,393
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	3,114,000	2,913,645
Ciena Corp. 4.00%, 1/31/2030 (a)	928,000	851,273
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	1,384,000	582,595
6.00%, 6/15/2025 (a) (b)	4,199,000	3,423,613
CommScope, Inc.:
4.75%, 9/1/2029 (a)	3,291,000	2,229,258
6.00%, 3/1/2026 (a)	3,676,000	3,271,750
7.13%, 7/1/2028 (a)	952,000	455,503
8.25%, 3/1/2027 (a)	3,397,000	1,791,714
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	5,340,000	5,310,203
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	1,597,000	1,309,732
6.50%, 10/1/2028 (a)	2,098,000	1,815,169
Embarq Corp. 8.00%, 6/1/2036	3,448,000	2,126,382
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	4,043,000	3,735,530
5.88%, 10/15/2027 (a)	2,674,000	2,580,945
5.88%, 11/1/2029 (b)	2,053,000	1,739,630
6.00%, 1/15/2030 (a) (b)	3,348,000	2,851,960
6.75%, 5/1/2029 (a) (b)	2,520,000	2,253,208
8.63%, 3/15/2031 (a)	2,183,000	2,226,114
8.75%, 5/15/2030 (a)	3,127,000	3,218,777
Frontier Florida LLC Series E, 6.86%, 2/1/2028	731,000	706,928
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	3,021,000	1,454,279
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	1,983,000	1,762,233
6.63%, 8/1/2026 (b)	3,056,000	2,408,770

See accompanying notes to financial statements.
268

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	$ 2,835,000	$ 2,828,650
7.00%, 10/15/2028 (a)	2,388,000	2,376,657
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	7,708,000	7,377,635
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a) (b)	1,483,000	1,385,092
3.63%, 1/15/2029 (a)	1,326,000	557,119
3.75%, 7/15/2029 (a)	1,793,000	755,445
3.88%, 11/15/2029 (a)	1,843,000	1,561,666
4.25%, 7/1/2028 (a)	2,475,000	1,229,629
4.63%, 9/15/2027 (a)	2,879,000	1,737,390
10.50%, 5/15/2030 (a) (b)	2,256,000	2,201,608
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	3,170,000	2,010,319
4.50%, 1/15/2029 (a)	1,034,000	306,384
5.13%, 12/15/2026 (a) (b)	239,000	148,178
Series G, 6.88%, 1/15/2028	220,000	79,550
Series P, 7.60%, 9/15/2039	789,000	222,869
Series U, 7.65%, 3/15/2042	1,687,000	473,322
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	2,627,000	2,191,259
5.13%, 1/15/2028 (a) (b)	2,162,700	2,014,533
6.25%, 3/25/2029 (a)	1,242,000	1,179,093
Qwest Corp. 7.25%, 9/15/2025	793,000	778,226
RCN Corp. Zero Coupon, 4/15/2023 (g)	3,000	—
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	2,224,000	2,137,242
Sable International Finance Ltd. 5.75%, 9/7/2027 (a)	1,619,000	1,531,833
Telecom Italia Capital SA:
6.00%, 9/30/2034	2,695,000	2,572,081
6.38%, 11/15/2033	1,976,000	1,939,148
7.20%, 7/18/2036	3,294,000	3,318,441
7.72%, 6/4/2038	2,781,000	2,864,486
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	1,162,000	688,531
5.63%, 12/6/2026 (a)	1,538,000	951,115
6.50%, 10/15/2027 (a)	1,138,000	534,689
U.S. Cellular Corp. 6.70%, 12/15/2033	1,658,000	1,689,999
Viasat, Inc.:
5.63%, 9/15/2025 (a)	1,068,000	1,044,451
5.63%, 4/15/2027 (a) (b)	2,389,000	2,311,166
6.50%, 7/15/2028 (a)	1,421,000	1,167,437
7.50%, 5/30/2031 (a)	1,915,000	1,497,128
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	1,531,000	1,341,401
Security Description	Principal Amount	Value
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	$ 3,328,000	$ 2,916,659
4.75%, 7/15/2031 (a)	4,075,000	3,639,423
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	1,590,000	1,471,195
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	2,575,000	2,190,578
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (c)	2,374,000	1,791,705
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	6,142,000	6,346,651
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	4,270,000	3,740,862
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	4,275,000	3,431,115
6.13%, 3/1/2028 (a) (b)	2,719,000	1,957,680
		159,914,248
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC 7.50%, 5/1/2025 (a) (b)	1,828,000	1,208,235
TRANSPORTATION — 0.4%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	1,522,000	1,392,539
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	884,000	725,110
Danaos Corp. 8.50%, 3/1/2028 (a)	787,000	796,790
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	1,775,000	1,543,363
GN Bondco LLC 9.50%, 10/15/2031 (a)	2,764,000	2,695,204
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	2,160,000	2,065,932
RXO, Inc. 7.50%, 11/15/2027 (a)	844,000	873,101
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	656,000	655,993
XPO CNW, Inc. 6.70%, 5/1/2034	553,000	568,794
XPO, Inc.:
7.13%, 6/1/2031 (a)	493,000	511,877
7.13%, 2/1/2032 (a)	1,509,000	1,556,337
		13,385,040

See accompanying notes to financial statements.
269

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.56%, 6.50%, 6/15/2045 (a) (b) (c)	$ 1,160,000	$ 1,161,381
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	2,727,000	2,624,983
6.50%, 10/1/2025 (a)	1,663,000	1,659,940
7.88%, 12/1/2030 (a)	1,463,833	1,525,519
9.75%, 8/1/2027 (a)	1,069,000	1,111,856
		8,083,679
WATER — 0.0% (d)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	1,118,000	1,136,257
TOTAL CORPORATE BONDS & NOTES (Cost $3,202,702,602)		3,266,252,695
	Shares
COMMON STOCKS — 0.0% (d)
CHEMICALS — 0.0% (d)
Venator Materials PLC (h)	1,241,927	12,959
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings III LLC (g) (h)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Baytex Energy Corp.	2,052	6,813
TOTAL COMMON STOCKS (Cost $165,259)		19,772
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy LLC / Tapstone Energy Finance Corp. (g) (h) (Cost $854)	324	855
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (i) (j)	20,912,608	20,920,973
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (k) (l)	219,523,495	$ 219,523,495
TOTAL SHORT-TERM INVESTMENTS (Cost $240,442,922)		240,444,468
TOTAL INVESTMENTS — 105.0% (Cost $3,443,311,637)		3,506,717,790
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(167,825,159)
NET ASSETS — 100.0%		$ 3,338,892,631
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 78.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $855, representing 0.00% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
270

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,266,252,695	$ 0(a)	$3,266,252,695
Common Stocks	19,772	—	0(a)	19,772
Preferred Stocks	—	—	855	855
Short-Term Investments	240,444,468	—	—	240,444,468
TOTAL INVESTMENTS	$240,464,240	$3,266,252,695	$855	$3,506,717,790
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,574,207	$ 3,574,921	$281,831,996	$264,489,814	$2,327	$1,543	20,912,608	$ 20,920,973	$ 482,196
State Street Navigator Securities Lending Portfolio II	94,889,135	94,889,135	375,470,370	250,836,010	—	—	219,523,495	219,523,495	991,003
Total		$98,464,056	$657,302,366	$515,325,824	$2,327	$1,543		$240,444,468	$1,473,199
See accompanying notes to financial statements.
271

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$ 143,000	$ 109,006
5.40%, 10/1/2048	100,000	94,769
Omnicom Group, Inc.:
2.45%, 4/30/2030	750,000	652,148
4.20%, 6/1/2030	65,000	62,979
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	97,476
		1,016,378
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
2.20%, 2/4/2026	1,000,000	944,980
2.25%, 6/15/2026	200,000	187,492
2.60%, 10/30/2025	714,000	682,520
2.70%, 2/1/2027	528,000	498,115
2.75%, 2/1/2026	350,000	335,034
2.95%, 2/1/2030	140,000	126,349
3.10%, 5/1/2026	115,000	110,551
3.20%, 3/1/2029	149,000	139,440
3.25%, 2/1/2028	300,000	284,574
3.25%, 2/1/2035	850,000	717,680
3.50%, 3/1/2039	30,000	23,878
3.55%, 3/1/2038	90,000	73,189
3.63%, 2/1/2031	130,000	120,858
3.63%, 3/1/2048	55,000	40,682
3.65%, 3/1/2047	35,000	25,839
3.83%, 3/1/2059	488,000	362,281
3.85%, 11/1/2048	159,000	123,352
3.90%, 5/1/2049	405,000	320,165
3.95%, 8/1/2059	305,000	234,185
4.88%, 5/1/2025	450,000	447,957
5.15%, 5/1/2030	348,000	354,306
5.71%, 5/1/2040	174,000	180,342
5.81%, 5/1/2050	1,071,000	1,110,809
5.88%, 2/15/2040	144,000	149,517
5.93%, 5/1/2060	302,000	313,530
6.63%, 2/15/2038	95,000	105,932
General Dynamics Corp.:
1.15%, 6/1/2026	200,000	185,052
2.63%, 11/15/2027 (a)	100,000	93,734
2.85%, 6/1/2041	300,000	230,664
3.25%, 4/1/2025	306,000	300,009
3.50%, 5/15/2025	132,000	129,727
3.63%, 4/1/2030	214,000	205,586
3.75%, 5/15/2028	190,000	186,591
4.25%, 4/1/2040	87,000	81,296
HEICO Corp. 5.25%, 8/1/2028	65,000	66,398
Hexcel Corp.:
4.20%, 2/15/2027	175,000	168,637
4.95%, 8/15/2025	80,000	79,324
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	$ 466,000	$ 421,562
3.85%, 12/15/2026	75,000	73,548
4.40%, 6/15/2028	100,000	98,841
4.85%, 4/27/2035	225,000	222,730
5.40%, 1/15/2027 (a)	100,000	102,104
5.40%, 7/31/2033	150,000	156,061
5.60%, 7/31/2053 (a)	45,000	48,064
6.15%, 12/15/2040	250,000	273,812
Lockheed Martin Corp.:
1.85%, 6/15/2030	200,000	171,792
3.55%, 1/15/2026	200,000	196,520
3.80%, 3/1/2045	324,000	279,194
3.90%, 6/15/2032	295,000	284,507
4.07%, 12/15/2042	421,000	380,597
4.09%, 9/15/2052	250,000	222,152
4.15%, 6/15/2053	228,000	204,359
4.30%, 6/15/2062	150,000	134,947
4.45%, 5/15/2028	70,000	70,430
4.50%, 5/15/2036	50,000	49,515
4.70%, 5/15/2046	400,000	392,012
4.75%, 2/15/2034	200,000	203,592
5.72%, 6/1/2040	54,000	58,859
5.90%, 11/15/2063	142,000	165,889
Series B, 6.15%, 9/1/2036 (a)	100,000	113,294
Northrop Grumman Corp.:
3.85%, 4/15/2045	50,000	41,945
4.03%, 10/15/2047	25,000	21,481
4.40%, 5/1/2030 (a)	544,000	540,997
4.70%, 3/15/2033	60,000	60,517
4.75%, 6/1/2043	200,000	191,492
4.95%, 3/15/2053	145,000	143,852
5.15%, 5/1/2040	542,000	550,152
5.25%, 5/1/2050 (a)	352,000	362,588
7.75%, 2/15/2031	100,000	116,527
RTX Corp.:
1.90%, 9/1/2031	197,000	160,289
2.25%, 7/1/2030	101,000	87,236
2.38%, 3/15/2032	400,000	333,056
2.82%, 9/1/2051	200,000	132,050
3.03%, 3/15/2052	188,000	129,846
3.13%, 7/1/2050	100,000	70,689
3.75%, 11/1/2046	180,000	143,174
3.95%, 8/16/2025	15,000	14,788
4.13%, 11/16/2028	584,000	570,498
4.15%, 5/15/2045	615,000	524,798
4.45%, 11/16/2038	200,000	184,208
4.50%, 6/1/2042	450,000	410,049
4.63%, 11/16/2048	190,000	173,871
4.70%, 12/15/2041	50,000	46,273
4.80%, 12/15/2043	850,000	790,534
5.00%, 2/27/2026	45,000	45,187
5.38%, 2/27/2053	48,000	48,892
5.75%, 11/8/2026	300,000	308,109

See accompanying notes to financial statements.
272

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 1/15/2029	$ 250,000	$ 261,415
6.00%, 3/15/2031	125,000	133,039
6.10%, 3/15/2034	200,000	216,864
6.13%, 7/15/2038	1,100,000	1,198,890
6.40%, 3/15/2054	400,000	463,536
		22,541,798
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	330,000	318,301
3.40%, 5/6/2030	227,000	207,369
3.40%, 2/4/2041	50,000	36,703
3.70%, 2/4/2051	273,000	192,782
3.88%, 9/16/2046	433,000	325,651
4.00%, 2/4/2061	300,000	219,258
4.25%, 8/9/2042	100,000	81,555
4.40%, 2/14/2026	196,000	194,187
4.45%, 5/6/2050	155,000	123,166
4.50%, 5/2/2043	307,000	255,974
4.80%, 2/14/2029	258,000	257,466
5.80%, 2/14/2039	185,000	188,916
5.95%, 2/14/2049 (a)	362,000	368,480
6.20%, 11/1/2028	250,000	262,500
6.88%, 11/1/2033	250,000	275,170
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	200,000	190,450
2.70%, 9/15/2051	211,000	142,661
3.75%, 9/15/2047	300,000	247,845
4.50%, 8/15/2033	400,000	400,696
BAT Capital Corp.:
2.26%, 3/25/2028	260,000	232,586
3.22%, 9/6/2026	350,000	334,918
3.46%, 9/6/2029	46,000	42,343
3.56%, 8/15/2027	550,000	525,288
3.73%, 9/25/2040	57,000	42,016
3.98%, 9/25/2050	500,000	353,315
4.39%, 8/15/2037	250,000	209,658
4.54%, 8/15/2047	800,000	615,288
4.70%, 4/2/2027	300,000	296,940
4.74%, 3/16/2032 (a)	250,000	240,032
4.76%, 9/6/2049	350,000	277,798
4.91%, 4/2/2030	505,000	496,723
5.65%, 3/16/2052	40,000	36,260
6.34%, 8/2/2030	100,000	105,083
6.42%, 8/2/2033	200,000	209,420
7.08%, 8/2/2043	175,000	186,078
7.08%, 8/2/2053	210,000	224,698
BAT International Finance PLC:
1.67%, 3/25/2026	197,000	182,964
4.45%, 3/16/2028	50,000	49,227
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	100,000	94,505
2.75%, 5/14/2031	159,000	138,365
Security Description	Principal Amount	Value
Philip Morris International, Inc.:
0.88%, 5/1/2026	$ 173,000	$ 158,490
1.50%, 5/1/2025	90,000	86,049
1.75%, 11/1/2030	514,000	423,433
2.10%, 5/1/2030 (a)	752,000	647,043
2.75%, 2/25/2026	100,000	95,843
3.38%, 8/11/2025 (a)	150,000	146,448
3.38%, 8/15/2029 (a)	250,000	234,233
3.88%, 8/21/2042	100,000	82,084
4.25%, 11/10/2044 (a)	275,000	236,305
4.38%, 11/15/2041	50,000	44,361
4.50%, 3/20/2042	850,000	763,963
4.88%, 2/13/2026	231,000	231,656
4.88%, 2/15/2028 (a)	200,000	202,300
4.88%, 11/15/2043	415,000	391,357
5.00%, 11/17/2025	50,000	50,231
5.13%, 11/17/2027	210,000	213,767
5.13%, 2/15/2030	550,000	559,801
5.38%, 2/15/2033	250,000	256,550
5.63%, 9/7/2033	250,000	261,525
5.75%, 11/17/2032	70,000	73,494
Reynolds American, Inc.:
4.45%, 6/12/2025	715,000	706,770
5.70%, 8/15/2035	50,000	49,340
5.85%, 8/15/2045	400,000	376,832
7.25%, 6/15/2037	50,000	54,451
		15,528,961
AIRLINES — 0.5%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	146,689	122,156
Series 2019-1, Class AA, 3.15%, 8/15/2033	332,968	292,866
Series 2016-2, Class AA, 3.20%, 12/15/2029	222,585	203,587
Series 2015-1, Class A, 3.38%, 11/1/2028	28,763	26,336
Series 2016-1, Class AA, 3.58%, 7/15/2029	173,392	160,889
Series 2014-1, Class A, 3.70%, 4/1/2028	132,037	122,708
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	876,886	779,043
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	122,566	103,458
Series 2020-1, Class A, 4.00%, 5/15/2034	420,329	382,954
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	21,854
5.13%, 6/15/2027 (a)	294,000	295,352
5.25%, 5/4/2025	1,003,000	1,003,110

See accompanying notes to financial statements.
273

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	$ 28,162	$ 25,221
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	92,515	77,886
Series 2016-2, Class AA, 2.88%, 4/7/2030	34,393	30,756
Series 2016-1, Class AA, 3.10%, 1/7/2030	136,681	124,828
Series 2018-1, Class AA, 3.50%, 9/1/2031	75,955	68,859
Series 2014-2, Class A, 3.75%, 3/3/2028	46,480	43,748
Series 2014-1, Class A, 4.00%, 10/11/2027	107,011	101,525
Series 2019-1, Class AA, 4.15%, 2/25/2033	7,270	6,700
Series 2013-1, Class A, 4.30%, 2/15/2027	107,331	103,427
Series 2020-1, Class B, 4.88%, 7/15/2027	167,200	162,293
Series 2023-1, Class A, 5.80%, 7/15/2037	1,105,000	1,121,940
Series 2020-1, Class A, 5.88%, 4/15/2029	219,974	222,313
		5,603,809
APPAREL — 0.3%
NIKE, Inc.:
2.38%, 11/1/2026	600,000	569,658
2.85%, 3/27/2030 (a)	180,000	165,532
3.25%, 3/27/2040	280,000	235,343
3.38%, 3/27/2050 (a)	150,000	122,935
3.63%, 5/1/2043	15,000	12,952
3.88%, 11/1/2045	213,000	187,587
PVH Corp. 4.63%, 7/10/2025	201,000	197,740
Ralph Lauren Corp. 2.95%, 6/15/2030 (a)	200,000	181,940
Tapestry, Inc.:
3.05%, 3/15/2032	100,000	81,073
4.13%, 7/15/2027	50,000	47,612
7.00%, 11/27/2026	200,000	207,488
7.35%, 11/27/2028	300,000	314,853
7.85%, 11/27/2033	300,000	320,343
VF Corp.:
2.40%, 4/23/2025	222,000	212,063
2.95%, 4/23/2030 (a)	269,000	224,795
		3,081,914
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025 (a)	$ 550,000	$ 517,148
Series MTN, 1.20%, 7/8/2025	175,000	166,000
Series MTN, 1.30%, 9/9/2026 (a)	200,000	183,846
Series MTN, 2.00%, 3/24/2028	200,000	181,314
Series GMTN, 2.30%, 9/9/2026	25,000	23,646
Series MTN, 2.35%, 1/8/2027	100,000	93,925
Series GMTN, 3.50%, 2/15/2028 (a)	125,000	120,374
4.60%, 4/17/2030	250,000	250,107
Series A, 4.60%, 4/17/2025	200,000	199,426
4.70%, 1/12/2028	100,000	100,868
Series GMTN, 5.13%, 7/7/2028 (a)	125,000	128,960
Series GMTN, 5.25%, 7/7/2026 (a)	90,000	91,607
5.65%, 11/15/2028	250,000	261,760
Series GMTN, 5.80%, 10/3/2025	250,000	254,457
Series GMTN, 5.85%, 10/4/2030	220,000	235,011
Cummins, Inc. 0.75%, 9/1/2025 (a)	200,000	187,504
Ford Motor Co.:
3.25%, 2/12/2032	1,350,000	1,123,119
7.40%, 11/1/2046	500,000	545,005
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	250,000	240,467
3.38%, 11/13/2025	100,000	95,661
Series GMTN, 4.39%, 1/8/2026	2,000,000	1,944,420
4.54%, 8/1/2026	200,000	193,848
4.69%, 6/9/2025	200,000	196,344
5.11%, 5/3/2029	2,000,000	1,946,400
6.80%, 11/7/2028	205,000	214,510
7.12%, 11/7/2033	285,000	307,025
7.35%, 11/4/2027	1,000,000	1,053,620
General Motors Co.:
5.15%, 4/1/2038	200,000	189,178
5.20%, 4/1/2045	294,000	265,073
5.40%, 10/15/2029 (a)	100,000	101,792
5.40%, 4/1/2048 (a)	160,000	146,666
5.60%, 10/15/2032	338,000	345,622
5.95%, 4/1/2049 (a)	150,000	147,134
6.13%, 10/1/2025	104,000	105,344
6.25%, 10/2/2043	161,000	164,708
6.60%, 4/1/2036	330,000	352,740
6.75%, 4/1/2046 (a)	150,000	161,066

See accompanying notes to financial statements.
274

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	$ 108,000	$ 99,944
2.35%, 2/26/2027	100,000	92,116
2.35%, 1/8/2031	100,000	82,700
2.40%, 4/10/2028	115,000	103,287
2.40%, 10/15/2028	227,000	201,685
2.70%, 6/10/2031	325,000	272,652
2.90%, 2/26/2025	227,000	220,351
3.10%, 1/12/2032	627,000	534,173
3.60%, 6/21/2030	535,000	486,368
3.80%, 4/7/2025	140,000	137,189
4.00%, 1/15/2025	150,000	147,546
4.00%, 10/6/2026	2,100,000	2,043,573
4.35%, 4/9/2025	768,000	757,117
5.25%, 3/1/2026	250,000	250,212
5.80%, 6/23/2028	150,000	154,203
5.80%, 1/7/2029	500,000	512,225
5.85%, 4/6/2030 (a)	125,000	128,999
6.00%, 1/9/2028	251,000	259,672
6.10%, 1/7/2034 (a)	500,000	514,170
6.40%, 1/9/2033	200,000	212,998
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031 (a)	549,000	688,320
PACCAR Financial Corp.:
Series MTN, 1.80%, 2/6/2025	50,000	48,389
Series MTN, 4.45%, 3/30/2026	225,000	224,892
4.60%, 1/10/2028 (a)	50,000	50,492
Series MTN, 4.95%, 10/3/2025	15,000	15,077
Series MTN, 4.95%, 8/10/2028 (a)	200,000	206,452
Series MTN, 5.05%, 8/10/2026	250,000	253,545
Series DMTN, 5.20%, 11/9/2026	165,000	168,642
Toyota Motor Corp. 1.34%, 3/25/2026	175,000	163,142
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	414,000	387,123
Series MTN, 0.80%, 1/9/2026 (a)	200,000	185,602
Series MTN, 1.15%, 8/13/2027	50,000	44,665
Series MTN, 1.45%, 1/13/2025	125,000	120,635
Series MTN, 1.65%, 1/10/2031 (a)	153,000	127,391
Series MTN, 1.80%, 2/13/2025	200,000	193,424
1.90%, 9/12/2031	100,000	83,341
Series MTN, 3.00%, 4/1/2025	400,000	391,148
Security Description	Principal Amount	Value
Series GMTN, 3.05%, 1/11/2028	$ 140,000	$ 133,533
Series MTN, 3.05%, 3/22/2027	375,000	359,404
Series MTN, 3.20%, 1/11/2027	72,000	69,439
Series MTN, 3.38%, 4/1/2030	305,000	286,819
3.65%, 1/8/2029 (a)	369,000	360,055
Series MTN, 3.65%, 8/18/2025	90,000	88,619
3.95%, 6/30/2025	407,000	402,324
4.45%, 5/18/2026	233,000	232,648
4.55%, 5/17/2030 (a)	200,000	201,464
Series MTN, 4.55%, 9/20/2027 (a)	150,000	151,235
4.63%, 1/12/2028 (a)	65,000	65,857
4.70%, 1/12/2033 (a)	70,000	71,889
4.80%, 1/10/2025	100,000	100,012
Series MTN, 5.00%, 8/14/2026	200,000	202,484
5.40%, 11/20/2026	500,000	512,125
5.45%, 11/10/2027 (a)	310,000	321,467
5.55%, 11/20/2030	750,000	790,117
		27,748,646
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC:
3.10%, 12/1/2051	322,000	210,237
5.40%, 3/15/2049 (a)	247,000	230,315
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	90,000	87,041
Lear Corp.:
3.50%, 5/30/2030	150,000	134,253
5.25%, 5/15/2049	1,000	924
Magna International, Inc. 5.50%, 3/21/2033 (a)	300,000	317,868
		980,638
BANKS — 21.8%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	48,000	47,087
5.09%, 12/8/2025	250,000	251,460
Series 3A2, 5.67%, 10/3/2025	250,000	254,005
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	551,000	514,000
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (b)	250,000	272,323
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	200,000	181,024
2.75%, 5/28/2025	996,000	961,439
2.75%, 12/3/2030	250,000	207,600

See accompanying notes to financial statements.
275

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.96%, 3/25/2031	$ 464,000	$ 399,110
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (b)	100,000	83,688
3.80%, 2/23/2028	375,000	354,150
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	700,000	673,393
4.38%, 4/12/2028	1,800,000	1,747,980
5.18%, 11/19/2025	200,000	198,248
5.29%, 8/18/2027	200,000	200,494
6.92%, 8/8/2033	400,000	426,700
6.94%, 11/7/2033	200,000	222,482
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	162,000	150,467
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	700,000	658,882
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	357,000	330,261
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	997,000	913,222
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (b)	725,000	696,544
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	515,000	454,173
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	400,000	326,732
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	879,000	697,425
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	2,472,000	2,124,536
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	1,300,000	1,078,454
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	475,000	409,079
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	300,000	215,118
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	550,000	464,403
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	630,000	559,440
SOFR + 1.56%, 2.97%, 7/21/2052 (b)	400,000	282,244
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (b)	601,000	545,041
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	411,000	320,872
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (b)	637,000	622,183
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (b)	$ 100,000	$ 97,329
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	1,408,000	1,325,576
Series GMTN, 3.50%, 4/19/2026	500,000	486,695
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	770,000	741,364
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	860,000	816,088
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	325,000	310,547
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	1,190,000	1,144,209
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b)	220,000	185,031
Series L, 3.95%, 4/21/2025	284,000	279,249
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	655,000	625,590
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	100,000	94,809
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (b)	155,000	135,954
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (b)	1,060,000	894,969
Series L, 4.18%, 11/25/2027	100,000	97,253
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (b)	590,000	532,298
Series MTN, 4.25%, 10/22/2026	300,000	294,609
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	675,000	651,368
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (b)	1,225,000	1,075,023
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	100,000	97,742
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (b)	559,000	503,475
Series MTN, 4.45%, 3/3/2026	2,100,000	2,075,262

See accompanying notes to financial statements.
276

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	$ 150,000	$ 148,887
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	100,000	99,913
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	200,000	197,730
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	2,421,000	2,416,715
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	470,000	472,867
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	590,000	591,658
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	950,000	980,647
SOFR + 1.84%, 5.87%, 9/15/2034 (b)	425,000	445,353
Series MTN, 5.88%, 2/7/2042	800,000	863,176
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	300,000	306,039
6.11%, 1/29/2037	667,000	712,723
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	139,000	145,154
7.75%, 5/14/2038	100,000	121,562
Bank of America NA:
5.53%, 8/18/2026	325,000	331,009
5.65%, 8/18/2025 (a)	200,000	202,570
6.00%, 10/15/2036	105,000	113,925
Bank of Montreal:
Series MTN, 1.50%, 1/10/2025	381,000	367,036
Series MTN, 1.85%, 5/1/2025	173,000	165,988
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	1,050,000	852,757
Series MTN, 3.70%, 6/7/2025	115,000	112,791
5.20%, 2/1/2028	25,000	25,474
5.27%, 12/11/2026 (a)	415,000	420,955
5.30%, 6/5/2026	500,000	504,890
5.72%, 9/25/2028	250,000	259,168
5.92%, 9/25/2025	5,000	5,078
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (b)	125,000	124,969
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	100,000	92,175
Series MTN, 1.60%, 4/24/2025 (a)	300,000	287,997
Series MTN, 1.80%, 7/28/2031	50,000	40,837
Security Description	Principal Amount	Value
Series MTN, 2.80%, 5/4/2026	$ 100,000	$ 95,773
Series MTN, 3.30%, 8/23/2029	180,000	168,536
Series MTN, 3.40%, 1/29/2028	350,000	333,949
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	245,000	235,839
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b)	100,000	97,683
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	100,000	99,368
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	80,000	79,574
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	50,000	48,888
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	430,000	429,914
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	375,000	373,552
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	245,000	254,016
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	215,000	228,031
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (b)	340,000	360,859
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (a) (b)	1,208,000	1,339,092
Bank of Nova Scotia:
1.05%, 3/2/2026	200,000	184,246
1.30%, 6/11/2025	517,000	490,121
1.30%, 9/15/2026	400,000	364,380
1.35%, 6/24/2026 (a)	100,000	91,902
1.45%, 1/10/2025	182,000	175,299
2.45%, 2/2/2032 (a)	50,000	41,907
2.95%, 3/11/2027	75,000	71,007
4.50%, 12/16/2025	75,000	73,788
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	455,000	407,384
4.75%, 2/2/2026	40,000	39,929
4.85%, 2/1/2030	740,000	737,839
5.35%, 12/7/2026	500,000	508,970
5.65%, 2/1/2034	250,000	259,493
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (b)	450,000	364,729
BankUnited, Inc. 4.88%, 11/17/2025 (a)	600,000	584,490

See accompanying notes to financial statements.
277

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Barclays PLC:
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (b)	$ 295,000	$ 243,469
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	2,571,000	2,481,786
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (b)	83,000	68,247
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (b)	200,000	148,228
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (b)	200,000	171,678
3.65%, 3/16/2025	283,000	276,675
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b)	400,000	300,560
4.38%, 1/12/2026	325,000	320,856
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (b)	180,000	176,872
5.20%, 5/12/2026	304,000	301,915
5.25%, 8/17/2045	135,000	132,297
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (b)	100,000	99,625
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	200,000	201,056
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (b)	50,000	50,438
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	150,000	151,298
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	250,000	259,275
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	400,000	411,248
SOFR + 2.62%, 6.69%, 9/13/2034 (b)	400,000	427,680
SOFR + 3.57%, 7.12%, 6/27/2034 (b)	680,000	723,738
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (b)	310,000	320,115
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	300,000	320,604
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (b)	661,000	740,789
BPCE SA Series MTN, 3.38%, 12/2/2026 (a)	250,000	241,725
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	150,000	139,965
1.25%, 6/22/2026	450,000	412,488
3.30%, 4/7/2025	350,000	341,915
3.45%, 4/7/2027 (a)	100,000	96,122
3.95%, 8/4/2025	400,000	393,912
5.00%, 4/28/2028	195,000	196,119
5.99%, 10/3/2028	250,000	261,533
6.09%, 10/3/2033	125,000	133,420
Citibank NA:
5.49%, 12/4/2026	585,000	595,863
Security Description	Principal Amount	Value
5.80%, 9/29/2028	$ 500,000	$ 522,070
5.86%, 9/29/2025	300,000	305,070
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	250,000	229,788
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	412,000	377,058
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	495,000	475,626
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	300,000	250,413
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	350,000	298,991
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	400,000	347,212
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	300,000	267,426
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	255,000	217,627
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	680,000	661,184
3.20%, 10/21/2026	875,000	834,899
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	1,350,000	1,314,535
3.40%, 5/1/2026	240,000	231,662
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	325,000	307,252
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	688,000	655,919
3.70%, 1/12/2026	331,000	323,274
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	350,000	314,899
3.88%, 3/26/2025	183,000	179,642
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	377,000	364,732
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (b)	950,000	901,303
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	557,000	536,558
4.13%, 7/25/2028	319,000	306,454
4.30%, 11/20/2026	125,000	122,499
4.40%, 6/10/2025	200,000	197,736
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	910,000	871,398
4.60%, 3/9/2026	650,000	641,712
4.65%, 7/23/2048	347,000	321,044
4.75%, 5/18/2046	799,000	716,583
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	225,000	220,331
5.30%, 5/6/2044	134,000	128,862
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	650,000	651,794

See accompanying notes to financial statements.
278

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 9/13/2025	$ 200,000	$ 201,016
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	1,627,000	1,638,861
5.88%, 1/30/2042	350,000	372,718
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	765,000	793,427
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (b)	1,235,000	1,321,882
6.63%, 6/15/2032 (a)	95,000	103,405
6.68%, 9/13/2043	200,000	224,598
8.13%, 7/15/2039	280,000	361,424
Citizens Bank NA:
2.25%, 4/28/2025	125,000	119,526
3.75%, 2/18/2026	250,000	239,078
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	100,000	93,062
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (a) (b)	750,000	693,472
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b)	200,000	184,570
Comerica, Inc. 4.00%, 2/1/2029 (a)	120,000	113,423
Commonwealth Bank of Australia:
5.08%, 1/10/2025 (a)	250,000	250,355
5.50%, 9/12/2025	250,000	253,268
Cooperatieve Rabobank UA:
Series MTN, 3.38%, 5/21/2025	400,000	392,148
3.75%, 7/21/2026	450,000	431,356
4.38%, 8/4/2025	80,000	78,562
5.25%, 5/24/2041	285,000	301,567
5.25%, 8/4/2045	100,000	99,033
5.50%, 10/5/2026	200,000	204,718
Series MTN, 5.50%, 7/18/2025	440,000	444,409
Credit Suisse AG:
1.25%, 8/7/2026	225,000	204,095
2.95%, 4/9/2025	688,000	666,644
Series MTN, 3.70%, 2/21/2025	125,000	122,429
5.00%, 7/9/2027	205,000	205,018
7.50%, 2/15/2028	320,000	350,742
7.95%, 1/9/2025	250,000	255,433
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	421,000	394,582
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	471,000	430,598
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	450,000	413,275
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	200,000	167,036
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	355,000	311,509
Security Description	Principal Amount	Value
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	$ 1,050,000	$ 861,934
4.10%, 1/13/2026	100,000	97,410
4.16%, 5/13/2025	345,000	340,291
4.50%, 4/1/2025	50,000	49,104
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	100,000	104,734
SOFR + 2.51%, 6.82%, 11/20/2029 (b)	150,000	157,803
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	430,000	446,662
Discover Bank:
2.70%, 2/6/2030	600,000	508,554
3.45%, 7/27/2026	375,000	354,772
4.65%, 9/13/2028	200,000	190,682
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	59,000	53,145
2.38%, 1/28/2025	100,000	96,750
SOFR + 1.36%, 4.06%, 4/25/2028 (b)	800,000	762,000
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	200,000	196,172
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	55,000	57,220
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	195,000	202,400
8.25%, 3/1/2038	300,000	354,786
Fifth Third Bank NA:
2.25%, 2/1/2027 (a)	50,000	46,134
3.85%, 3/15/2026	100,000	96,062
First Citizens BancShares, Inc. 3 mo. USD Term SOFR + 2.47%, 3.38%, 3/15/2030 (b)	31,000	29,307
First Horizon Bank 5.75%, 5/1/2030 (a)	200,000	188,806
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028 (a)	100,000	101,723
FNB Corp. 5.15%, 8/25/2025	200,000	197,474
Goldman Sachs Capital I 6.35%, 2/15/2034	388,000	406,737
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	162,000	149,338
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	644,000	584,134
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	720,000	658,670
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	300,000	242,805
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	775,000	637,228
2.60%, 2/7/2030	400,000	351,368

See accompanying notes to financial statements.
279

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	$ 320,000	$ 268,605
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	119,000	110,325
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	804,000	669,973
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	400,000	292,348
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	663,000	569,391
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	414,000	316,847
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	200,000	156,534
3.50%, 1/23/2025	130,000	127,503
3.50%, 4/1/2025	794,000	776,889
3.50%, 11/16/2026	53,000	51,062
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	417,000	399,574
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	250,000	239,010
3.75%, 5/22/2025	500,000	490,515
3.75%, 2/25/2026	295,000	288,274
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	675,000	641,216
3.85%, 1/26/2027	100,000	97,344
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (b)	1,000	873
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	1,291,000	1,248,178
4.25%, 10/21/2025	200,000	196,326
SOFR + 1.51%, 4.39%, 6/15/2027 (a) (b)	50,000	49,215
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (b)	800,000	725,472
4.75%, 10/21/2045 (a)	113,000	107,182
Series MTN, 4.80%, 7/8/2044	684,000	647,577
SOFR + 1.08%, 5.80%, 8/10/2026 (b)	145,000	146,485
5.95%, 1/15/2027 (a)	100,000	102,835
6.13%, 2/15/2033 (a)	2,425,000	2,665,342
6.25%, 2/1/2041	300,000	334,410
SOFR + 1.77%, 6.48%, 10/24/2029 (b)	950,000	1,008,178
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (b)	750,000	825,637
6.75%, 10/1/2037	955,000	1,052,878
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	855,000	783,753
Security Description	Principal Amount	Value
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	$ 573,000	$ 544,591
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	741,000	659,638
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	804,000	765,488
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	375,000	327,371
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	200,000	183,612
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	550,000	459,024
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,450,000	2,109,205
SOFR + 1.41%, 2.87%, 11/22/2032 (a) (b)	1,426,000	1,186,746
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	335,000	324,967
3.90%, 5/25/2026	650,000	633,015
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	250,000	233,620
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	703,000	677,446
4.25%, 8/18/2025	55,000	53,820
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (b)	500,000	489,520
4.30%, 3/8/2026 (a)	605,000	595,096
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	350,000	339,619
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	400,000	394,380
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	692,000	644,930
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	323,000	322,877
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	250,000	251,193
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	300,000	304,239
6.10%, 1/14/2042 (a)	115,000	130,826
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (b)	535,000	566,763
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	400,000	432,128
6.50%, 5/2/2036	150,000	158,684
6.50%, 9/15/2037	170,000	178,213
SOFR + 2.98%, 6.55%, 6/20/2034 (b)	500,000	523,380
SOFR + 3.03%, 7.34%, 11/3/2026 (b)	100,000	103,849
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	400,000	428,588

See accompanying notes to financial statements.
280

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	$ 350,000	$ 384,265
HSBC USA, Inc. 5.63%, 3/17/2025	200,000	201,098
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	100,000	85,584
4.00%, 5/15/2025 (a)	25,000	24,497
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	75,000	72,711
SOFR + 2.05%, 5.02%, 5/17/2033 (a) (b)	300,000	290,721
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	75,000	72,473
5.65%, 1/10/2030	200,000	202,242
ING Groep NV:
3.95%, 3/29/2027	147,000	142,350
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	400,000	389,640
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	1,900,000	1,779,559
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	400,000	367,460
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	1,564,000	1,448,233
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	40,000	36,236
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	300,000	276,849
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b)	100,000	81,198
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	252,000	205,098
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (b)	775,000	744,558
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	628,000	556,772
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	1,267,000	1,214,217
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	328,000	299,674
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	502,000	434,436
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	100,000	83,537
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	50,000	48,430
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	2,448,000	2,176,860
2.95%, 10/1/2026	150,000	143,031
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	473,000	444,998
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (b)	$ 725,000	$ 637,732
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	1,031,000	882,845
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (b)	630,000	486,965
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	525,000	377,727
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	150,000	116,394
3.20%, 6/15/2026	100,000	96,520
3.30%, 4/1/2026	475,000	459,539
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	368,000	275,952
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	459,000	434,531
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	600,000	572,982
3.63%, 12/1/2027	80,000	76,703
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	522,000	490,957
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	1,224,000	1,182,029
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (b)	325,000	288,145
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (b)	603,000	501,744
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (b)	250,000	244,218
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (b)	600,000	504,654
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	250,000	240,605
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (b)	1,000,000	852,580
SOFR + 1.32%, 4.08%, 4/26/2026 (a) (b)	100,000	98,408
4.13%, 12/15/2026	300,000	294,189
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	441,000	428,423
4.25%, 10/1/2027	100,000	98,906
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (b)	180,000	159,615

See accompanying notes to financial statements.
281

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (b)	$ 300,000	$ 294,090
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	375,000	365,749
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	250,000	244,578
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	310,000	298,908
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	95,000	95,009
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	225,000	222,500
4.95%, 6/1/2045	250,000	239,023
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	700,000	711,361
5.40%, 1/6/2042	575,000	596,137
5.50%, 10/15/2040	100,000	104,163
5.60%, 7/15/2041	190,000	201,833
5.63%, 8/16/2043	176,000	184,392
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	2,100,000	2,171,757
SOFR + 1.33%, 6.07%, 10/22/2027 (b)	535,000	550,456
SOFR + 1.57%, 6.09%, 10/23/2029 (b)	665,000	699,513
SOFR + 1.81%, 6.25%, 10/23/2034 (a) (b)	385,000	417,586
7.75%, 7/15/2025	750,000	781,462
8.00%, 4/29/2027	25,000	27,634
8.75%, 9/1/2030	50,000	60,214
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,000,000	1,009,440
KeyBank NA:
3.30%, 6/1/2025	350,000	336,756
3.40%, 5/20/2026	165,000	155,174
3.90%, 4/13/2029	300,000	262,947
4.15%, 8/8/2025 (a)	250,000	242,593
4.70%, 1/26/2026 (a)	100,000	97,570
5.00%, 1/26/2033	275,000	256,955
5.85%, 11/15/2027 (a)	100,000	99,977
KeyCorp:
Series MTN, 2.55%, 10/1/2029 (a)	600,000	509,400
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	150,000	137,867
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b)	618,000	566,446
1 yr. CMT + 1.00%, 2.44%, 2/5/2026 (b)	394,000	380,308
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (b)	215,000	209,900
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	$ 211,000	$ 198,536
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	400,000	382,988
4.34%, 1/9/2048 (a)	400,000	321,644
4.45%, 5/8/2025	795,000	785,547
4.65%, 3/24/2026	425,000	417,630
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (b)	390,000	380,624
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (b)	200,000	205,008
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	275,000	279,991
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (b)	200,000	229,432
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	100,000	96,452
SOFR + 1.85%, 5.05%, 1/27/2034 (b)	150,000	142,107
SOFR + 2.80%, 7.41%, 10/30/2029 (b)	285,000	306,948
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	65,000	60,188
4.65%, 1/27/2026	575,000	562,798
4.70%, 1/27/2028	250,000	243,043
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	600,000	566,676
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	520,000	475,275
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	725,000	660,330
2.19%, 2/25/2025	125,000	120,763
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b)	1,000	830
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	530,000	489,996
2.76%, 9/13/2026	589,000	555,857
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b)	2,108,000	1,807,294
3.20%, 7/18/2029	934,000	858,729
3.68%, 2/22/2027	200,000	193,920
3.75%, 7/18/2039 (a)	85,000	74,496
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (b)	50,000	49,038
3.85%, 3/1/2026	270,000	263,693
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	174,000	174,176
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (b)	400,000	406,356
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b)	50,000	50,724
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b)	300,000	305,493

See accompanying notes to financial statements.
282

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (b)	$ 100,000	$ 103,618
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (b)	200,000	204,748
1 yr. CMT + 1.08%, 5.72%, 2/20/2026 (b)	200,000	200,840
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	194,000	177,353
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (b)	100,000	81,313
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (b)	329,000	314,409
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	150,000	144,332
2.84%, 9/13/2026	100,000	94,959
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (b)	250,000	225,218
3.17%, 9/11/2027	185,000	173,822
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b)	250,000	241,615
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (b)	1,050,000	1,074,276
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (b)	50,000	51,461
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (b)	200,000	207,526
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (a) (b)	250,000	259,208
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (a) (b)	500,000	514,675
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	675,000	621,229
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	550,000	438,850
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	1,372,000	1,317,696
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	387,000	316,225
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	525,000	487,252
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	656,000	520,713
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	184,000	152,606
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (b)	310,000	300,049
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	909,000	796,257
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	$ 257,000	$ 171,445
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	216,000	183,589
Series MTN, 3.13%, 7/27/2026	1,250,000	1,196,612
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	62,000	47,878
3.59%, 7/22/2028 (b)	364,000	347,402
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	690,000	635,821
3.63%, 1/20/2027	200,000	194,000
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	268,000	255,541
Series GMTN, 3.88%, 1/27/2026	100,000	97,971
3.97%, 7/22/2038 (b)	450,000	394,533
Series GMTN, 4.00%, 7/23/2025	350,000	345,033
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	1,025,000	1,001,425
4.30%, 1/27/2045	300,000	270,939
Series GMTN, 4.35%, 9/8/2026	100,000	98,201
4.38%, 1/22/2047	978,000	881,520
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	1,465,000	1,427,086
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (b)	1,100,000	1,014,167
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	308,000	305,154
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	100,000	97,527
5.00%, 11/24/2025	200,000	199,734
SOFR + 1.30%, 5.05%, 1/28/2027 (a) (b)	230,000	230,196
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	285,000	286,140
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	550,000	552,568
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	380,000	379,609
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	575,000	559,044
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	265,000	268,707
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	200,000	203,784

See accompanying notes to financial statements.
283

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (a) (b)	$ 340,000	$ 367,248
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	135,000	136,698
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	100,000	101,826
Series MTN, 6.25%, 8/9/2026	100,000	103,104
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	150,000	157,268
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	740,000	797,106
6.38%, 7/24/2042	287,000	332,403
SOFR + 2.05%, 6.63%, 11/1/2034 (b)	400,000	443,176
7.25%, 4/1/2032	645,000	760,468
Morgan Stanley Bank NA:
4.75%, 4/21/2026	250,000	249,860
5.48%, 7/16/2025	395,000	398,543
5.88%, 10/30/2026	625,000	643,644
National Australia Bank Ltd.:
3.91%, 6/9/2027 (a)	60,000	58,659
4.90%, 6/13/2028 (a)	600,000	605,964
4.94%, 1/12/2028 (a)	215,000	217,290
4.97%, 1/12/2026 (a)	250,000	251,550
National Bank of Canada:
5.25%, 1/17/2025	200,000	199,908
5.60%, 12/18/2028	250,000	256,565
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	1,000	913
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b)	150,000	124,799
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	695,000	645,711
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (b)	1,200,000	1,148,064
4.80%, 4/5/2026	200,000	198,322
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	300,000	294,879
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (b)	594,000	586,052
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (a) (b)	200,000	205,250
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (a) (b)	100,000	100,921
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	340,000	292,944
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	1,156,000	1,069,196
Security Description	Principal Amount	Value
PNC Bank NA:
2.70%, 10/22/2029 (a)	$ 100,000	$ 87,844
3.25%, 1/22/2028	100,000	94,082
3.88%, 4/10/2025	800,000	783,520
4.05%, 7/26/2028	130,000	125,234
4.20%, 11/1/2025 (a)	500,000	490,255
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	497,000	434,875
2.60%, 7/23/2026	150,000	142,170
3.15%, 5/19/2027 (a)	300,000	284,424
SOFR + 1.85%, 4.63%, 6/6/2033 (b)	215,000	201,965
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	70,000	69,445
SOFR + 1.93%, 5.07%, 1/24/2034 (b)	240,000	234,708
SOFR + 1.62%, 5.35%, 12/2/2028 (a) (b)	135,000	136,648
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	470,000	479,414
SOFR + 1.95%, 5.94%, 8/18/2034 (b)	400,000	416,900
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	275,000	287,562
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	175,000	181,612
SOFR + 2.28%, 6.88%, 10/20/2034 (b)	629,000	698,517
Regions Financial Corp. 2.25%, 5/18/2025	275,000	262,169
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026 (a)	225,000	208,647
Series MTN, 1.15%, 6/10/2025	403,000	382,145
1.20%, 4/27/2026	305,000	281,658
Series GMTN, 1.40%, 11/2/2026	600,000	548,952
Series GMTN, 1.60%, 1/21/2025	200,000	192,740
Series GMTN, 2.30%, 11/3/2031 (a)	50,000	42,183
3.38%, 4/14/2025	315,000	308,864
3.63%, 5/4/2027	128,000	123,647
Series GMTN, 4.65%, 1/27/2026	400,000	396,740
Series GMTN, 4.88%, 1/12/2026	127,000	127,363
Series GMTN, 4.90%, 1/12/2028	75,000	75,871
Series GMTN, 4.95%, 4/25/2025 (a)	100,000	100,045
Series GMTN, 5.00%, 2/1/2033	100,000	101,722
Series GMTN, 5.00%, 5/2/2033 (a)	200,000	203,794

See accompanying notes to financial statements.
284

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 5.20%, 8/1/2028 (a)	$ 400,000	$ 407,992
Series MTN, 6.00%, 11/1/2027	270,000	282,990
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	1,000	917
3.24%, 10/5/2026	250,000	236,880
3.45%, 6/2/2025	550,000	534,440
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (b)	125,000	129,306
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	200,000	206,420
SOFR + 3.28%, 7.66%, 11/9/2031 (b)	450,000	487,125
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	127,000	115,600
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	100,000	91,139
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	600,000	621,558
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	200,000	203,846
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	350,000	322,494
1.40%, 9/17/2026	200,000	182,052
1.47%, 7/8/2025	704,000	666,280
1.90%, 9/17/2028	1,130,000	989,168
2.13%, 7/8/2030	300,000	252,876
2.17%, 1/14/2027	90,000	83,249
2.35%, 1/15/2025	75,000	72,794
2.63%, 7/14/2026	100,000	94,814
2.72%, 9/27/2029	1,000,000	888,340
2.75%, 1/15/2030	1,407,000	1,244,759
3.04%, 7/16/2029	170,000	155,253
3.45%, 1/11/2027 (a)	50,000	48,049
3.78%, 3/9/2026	100,000	97,503
5.46%, 1/13/2026	850,000	856,987
5.71%, 1/13/2030	200,000	207,822
5.77%, 1/13/2033	587,000	620,001
5.78%, 7/13/2033	200,000	211,824
5.88%, 7/13/2026	200,000	204,594
6.18%, 7/13/2043	135,000	150,394
Synovus Bank 5.63%, 2/15/2028	400,000	384,984
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (a)	360,000	335,977
Series MTN, 0.75%, 1/6/2026	100,000	92,359
Series MTN, 1.15%, 6/12/2025	498,000	471,501
Series MTN, 1.20%, 6/3/2026	215,000	197,392
Security Description	Principal Amount	Value
1.45%, 1/10/2025	$ 250,000	$ 240,868
1.95%, 1/12/2027 (a)	50,000	46,240
Series MTN, 2.00%, 9/10/2031 (a)	191,000	158,824
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	1,515,000	1,455,445
3.77%, 6/6/2025	114,000	112,143
4.11%, 6/8/2027	125,000	122,800
4.46%, 6/8/2032 (a)	25,000	24,293
5.10%, 1/9/2026	350,000	352,422
5.26%, 12/11/2026 (a)	260,000	265,119
Series MTN, 5.52%, 7/17/2028	200,000	205,912
Series MTN, 5.53%, 7/17/2026	200,000	203,838
Truist Bank:
1.50%, 3/10/2025	175,000	167,181
2.25%, 3/11/2030	300,000	248,880
3.30%, 5/15/2026	124,000	118,277
3.63%, 9/16/2025	50,000	48,403
3.80%, 10/30/2026	182,000	174,085
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	143,000	125,352
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	200,000	183,260
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	2,056,000	1,776,775
Series MTN, 1.95%, 6/5/2030	236,000	197,190
Series MTN, 3.70%, 6/5/2025	100,000	97,802
Series MTN, 3.88%, 3/19/2029 (a)	50,000	46,812
4.00%, 5/1/2025	50,000	49,143
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	200,000	192,636
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	100,000	98,004
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	80,000	78,982
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (b)	804,000	751,282
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (b)	125,000	121,030
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	250,000	255,103

See accompanying notes to financial statements.
285

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	$ 341,000	$ 347,118
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (b)	100,000	103,681
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	90,000	97,119
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	409,000	329,916
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	185,000	170,034
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (b)	686,000	537,275
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	150,000	125,235
Series DMTN, 3.00%, 7/30/2029	250,000	226,260
Series MTN, 3.10%, 4/27/2026	159,000	152,441
Series MTN, 3.90%, 4/26/2028	200,000	193,368
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	300,000	295,692
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	400,000	393,552
SOFR + 1.60%, 4.84%, 2/1/2034 (a) (b)	50,000	47,957
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	338,000	340,207
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	200,000	205,424
SOFR + 2.26%, 5.84%, 6/12/2034 (b)	200,000	206,424
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	1,366,000	1,409,835
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	500,000	521,880
U.S. Bank NA 2.05%, 1/21/2025	200,000	193,450
UBS AG:
5.65%, 9/11/2028	200,000	207,454
5.80%, 9/11/2025	300,000	303,537
UBS Group AG:
4.55%, 4/17/2026	370,000	365,001
4.88%, 5/15/2045	208,000	198,153
Wachovia Corp. 5.50%, 8/1/2035	200,000	202,550
Webster Financial Corp. 4.10%, 3/25/2029	300,000	276,978
Security Description	Principal Amount	Value
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (b)	$ 796,000	$ 766,508
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	1,163,000	1,114,677
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	571,000	522,950
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	1,001,000	889,459
3.00%, 4/22/2026	411,000	393,841
3.00%, 10/23/2026	350,000	332,357
Series MTN, 3.00%, 2/19/2025	300,000	293,343
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	975,000	737,158
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	250,000	239,030
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	226,000	197,646
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	369,000	352,155
Series MTN, 3.55%, 9/29/2025	2,450,000	2,395,512
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	550,000	524,051
3.90%, 5/1/2045	1,000,000	826,610
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	288,000	282,419
Series MTN, 4.10%, 6/3/2026	300,000	293,349
Series MTN, 4.40%, 6/14/2046	550,000	462,357
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	380,000	367,661
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	250,000	247,530
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (a) (b)	220,000	198,836
Series MTN, 4.65%, 11/4/2044	500,000	440,380
Series MTN, 4.75%, 12/7/2046	488,000	431,041
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	197,000	195,680
Series GMTN, 4.90%, 11/17/2045	417,000	380,354

See accompanying notes to financial statements.
286

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	$ 575,000	$ 560,521
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (b)	809,000	771,657
5.38%, 2/7/2035	150,000	155,693
5.38%, 11/2/2043	523,000	509,125
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	700,000	702,499
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	240,000	244,574
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	925,000	944,342
5.61%, 1/15/2044	475,000	473,884
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	535,000	564,377
SOFR + 2.06%, 6.49%, 10/23/2034 (b)	805,000	876,717
Wells Fargo Bank NA:
5.45%, 8/7/2026	500,000	508,145
5.55%, 8/1/2025 (a)	500,000	505,185
6.60%, 1/15/2038	1,150,000	1,281,134
Westpac Banking Corp.:
1.15%, 6/3/2026	101,000	93,029
1.95%, 11/20/2028	550,000	486,629
2.15%, 6/3/2031	386,000	326,108
2.35%, 2/19/2025	100,000	97,269
2.65%, 1/16/2030	200,000	179,194
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	550,000	447,364
2.70%, 8/19/2026 (a)	100,000	95,503
5 yr. CMT + 1.35%, 2.89%, 2/4/2030 (b)	1,000,000	963,670
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	150,000	121,779
3.13%, 11/18/2041	320,000	223,283
3.35%, 3/8/2027	445,000	428,953
3.40%, 1/25/2028	88,000	84,205
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b)	100,000	91,664
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (b)	100,000	99,172
5.46%, 11/18/2027 (a)	150,000	154,937
5.51%, 11/17/2025 (a)	300,000	304,989
5.54%, 11/17/2028	250,000	259,605
6.82%, 11/17/2033	250,000	271,480
Zions Bancorp NA 3.25%, 10/29/2029	387,000	317,205
		265,544,795
Security Description	Principal Amount	Value
BEVERAGES — 1.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	$ 679,000	$ 666,452
4.70%, 2/1/2036	300,000	299,412
4.90%, 2/1/2046	1,369,000	1,350,669
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	200,000	190,528
4.70%, 2/1/2036	250,000	249,920
4.90%, 2/1/2046	635,000	619,061
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	436,000	415,552
4.00%, 4/13/2028	200,000	197,674
4.35%, 6/1/2040	1,000,000	935,750
4.38%, 4/15/2038	250,000	237,485
4.44%, 10/6/2048	378,000	348,966
4.60%, 4/15/2048	891,000	845,318
4.75%, 1/23/2029	200,000	203,348
4.75%, 4/15/2058	100,000	95,205
4.95%, 1/15/2042	249,000	249,530
5.45%, 1/23/2039	200,000	211,016
5.55%, 1/23/2049	750,000	808,882
5.80%, 1/23/2059	871,000	976,992
8.00%, 11/15/2039	36,000	46,668
8.20%, 1/15/2039	393,000	524,969
Brown-Forman Corp.:
3.50%, 4/15/2025	200,000	196,286
4.75%, 4/15/2033	235,000	239,463
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	236,000	208,218
1.38%, 3/15/2031 (a)	221,000	182,363
1.45%, 6/1/2027	158,000	144,412
1.65%, 6/1/2030	310,000	265,614
2.25%, 1/5/2032 (a)	577,000	504,119
2.60%, 6/1/2050	296,000	204,077
2.75%, 6/1/2060 (a)	250,000	173,315
2.88%, 5/5/2041	50,000	39,669
2.90%, 5/25/2027	50,000	47,869
3.00%, 3/5/2051	268,000	202,589
3.45%, 3/25/2030	300,000	287,958
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	100,000	97,818
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030 (a)	900,000	807,957
Constellation Brands, Inc.:
2.25%, 8/1/2031	400,000	336,468
3.15%, 8/1/2029	200,000	186,038
3.60%, 2/15/2028	100,000	96,039
3.70%, 12/6/2026	175,000	170,632
4.35%, 5/9/2027	90,000	89,281
4.40%, 11/15/2025	50,000	49,431
4.50%, 5/9/2047	100,000	89,097
4.75%, 12/1/2025	50,000	49,766

See accompanying notes to financial statements.
287

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/9/2032 (a)	$ 50,000	$ 49,856
4.90%, 5/1/2033 (a)	100,000	100,625
Diageo Capital PLC:
2.00%, 4/29/2030	138,000	119,431
3.88%, 4/29/2043	100,000	87,124
5.20%, 10/24/2025	50,000	50,442
5.38%, 10/5/2026	350,000	357,714
5.50%, 1/24/2033 (a)	400,000	425,804
5.63%, 10/5/2033 (a)	350,000	377,776
Keurig Dr Pepper, Inc.:
3.80%, 5/1/2050	140,000	113,592
3.95%, 4/15/2029	600,000	584,730
4.05%, 4/15/2032	65,000	62,564
4.42%, 5/25/2025	75,000	74,249
4.42%, 12/15/2046	100,000	88,759
4.50%, 4/15/2052 (a)	200,000	182,972
4.60%, 5/25/2028	40,000	40,069
Molson Coors Beverage Co.:
3.00%, 7/15/2026	974,000	932,624
4.20%, 7/15/2046	1,000	853
5.00%, 5/1/2042 (a)	160,000	154,701
PepsiCo, Inc.:
1.63%, 5/1/2030	200,000	170,438
2.25%, 3/19/2025	150,000	145,783
2.63%, 3/19/2027	50,000	47,460
2.63%, 7/29/2029 (a)	60,000	55,313
2.75%, 3/19/2030	552,000	506,979
2.75%, 10/21/2051 (a)	175,000	124,458
2.85%, 2/24/2026	275,000	265,928
2.88%, 10/15/2049 (a)	245,000	180,259
3.45%, 10/6/2046	2,000,000	1,655,840
3.50%, 7/17/2025	200,000	196,774
3.60%, 8/13/2042	150,000	126,935
3.63%, 3/19/2050	50,000	42,050
3.90%, 7/18/2032 (a)	30,000	29,388
4.20%, 7/18/2052	137,000	127,147
4.45%, 5/15/2028 (a)	100,000	101,895
4.55%, 2/13/2026	80,000	80,383
4.65%, 2/15/2053	200,000	198,708
5.13%, 11/10/2026	300,000	306,426
5.25%, 11/10/2025	200,000	203,146
7.00%, 3/1/2029	200,000	224,490
		22,735,561
BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.65%, 8/15/2028	190,000	168,017
1.90%, 2/21/2025	200,000	193,180
2.20%, 2/21/2027	100,000	92,974
2.45%, 2/21/2030	275,000	243,848
2.60%, 8/19/2026	300,000	285,051
2.77%, 9/1/2053	542,000	348,696
2.80%, 8/15/2041	250,000	182,035
3.00%, 2/22/2029 (a)	182,000	171,136
3.13%, 5/1/2025	384,000	374,377
3.15%, 2/21/2040	231,000	179,970
Security Description	Principal Amount	Value
3.35%, 2/22/2032	$ 10,000	$ 9,128
3.38%, 2/21/2050	61,000	45,532
4.05%, 8/18/2029 (a)	195,000	190,921
4.20%, 3/1/2033	100,000	95,149
4.20%, 2/22/2052	100,000	84,596
4.40%, 5/1/2045	356,000	316,473
4.40%, 2/22/2062 (a)	105,000	88,782
4.56%, 6/15/2048	50,000	45,133
4.66%, 6/15/2051	358,000	326,285
4.88%, 3/1/2053	530,000	496,234
5.15%, 3/2/2028	175,000	178,932
5.15%, 11/15/2041	100,000	98,420
5.25%, 3/2/2025	371,000	371,864
5.25%, 3/2/2030	505,000	519,307
5.25%, 3/2/2033	500,000	512,475
5.51%, 3/2/2026	85,000	85,038
5.60%, 3/2/2043	198,000	204,750
5.65%, 3/2/2053	1,848,000	1,948,125
5.75%, 3/2/2063	699,000	735,201
6.38%, 6/1/2037 (a)	140,000	155,816
6.40%, 2/1/2039	400,000	445,768
Baxalta, Inc. 4.00%, 6/23/2025 (a)	712,000	700,416
Biogen, Inc.:
2.25%, 5/1/2030	235,000	200,622
3.15%, 5/1/2050	88,000	61,724
3.25%, 2/15/2051 (a)	200,000	143,096
4.05%, 9/15/2025	206,000	202,621
Bio-Rad Laboratories, Inc. 3.70%, 3/15/2032 (a)	300,000	270,003
Gilead Sciences, Inc.:
1.65%, 10/1/2030 (a)	350,000	293,209
2.80%, 10/1/2050	100,000	69,196
3.50%, 2/1/2025	522,000	513,831
3.65%, 3/1/2026	798,000	781,984
4.50%, 2/1/2045	164,000	151,756
4.75%, 3/1/2046	1,100,000	1,049,433
4.80%, 4/1/2044	257,000	248,388
5.25%, 10/15/2033	195,000	203,508
5.55%, 10/15/2053 (a)	345,000	374,211
5.65%, 12/1/2041	205,000	218,891
Illumina, Inc.:
5.75%, 12/13/2027	350,000	359,065
5.80%, 12/12/2025	100,000	100,701
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	641,000	527,043
2.80%, 9/15/2050	133,000	87,929
Royalty Pharma PLC:
1.20%, 9/2/2025	322,000	300,619
2.15%, 9/2/2031 (a)	112,000	91,580
2.20%, 9/2/2030	100,000	84,165
3.30%, 9/2/2040	260,000	196,011
3.35%, 9/2/2051 (a)	100,000	67,968

See accompanying notes to financial statements.
288

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 9/2/2050 (a)	$ 196,000	$ 139,499
		16,630,682
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	100,000	94,661
2.70%, 5/15/2040	250,000	190,940
2.80%, 5/15/2050 (a)	200,000	143,272
4.80%, 3/3/2033 (a)	150,000	155,050
Albemarle Corp.:
5.05%, 6/1/2032 (a)	145,000	141,584
5.45%, 12/1/2044	750,000	704,160
5.65%, 6/1/2052 (a)	100,000	92,981
Cabot Corp. 5.00%, 6/30/2032	56,000	55,293
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027	200,000	205,158
6.38%, 7/15/2032 (a)	250,000	264,620
6.55%, 11/15/2030	100,000	105,879
6.70%, 11/15/2033 (a)	300,000	326,109
CF Industries, Inc.:
4.95%, 6/1/2043	375,000	343,867
5.15%, 3/15/2034	50,000	49,562
5.38%, 3/15/2044	110,000	105,362
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	156,000	133,603
4.38%, 11/15/2042	300,000	264,903
4.63%, 10/1/2044	275,000	252,521
5.25%, 11/15/2041	210,000	206,844
5.55%, 11/30/2048	850,000	870,867
6.30%, 3/15/2033	60,000	66,210
6.90%, 5/15/2053 (a)	267,000	322,459
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	99,373
4.73%, 11/15/2028	21,000	21,333
5.32%, 11/15/2038	191,000	196,083
5.42%, 11/15/2048 (a)	602,000	628,729
Eastman Chemical Co.:
4.65%, 10/15/2044	539,000	475,274
4.80%, 9/1/2042	500,000	454,745
Ecolab, Inc.:
1.65%, 2/1/2027	100,000	91,957
2.70%, 11/1/2026	100,000	95,769
3.95%, 12/1/2047	1,000,000	874,280
5.25%, 1/15/2028	150,000	155,028
EIDP, Inc.:
1.70%, 7/15/2025	172,000	163,274
4.50%, 5/15/2026	180,000	179,478
4.80%, 5/15/2033 (a)	200,000	202,488
FMC Corp.:
3.20%, 10/1/2026	150,000	141,985
3.45%, 10/1/2029	115,000	105,077
5.15%, 5/18/2026	125,000	124,869
6.38%, 5/18/2053 (a)	350,000	358,767
Security Description	Principal Amount	Value
Huntsman International LLC 2.95%, 6/15/2031	$ 428,000	$ 364,048
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	20,000	15,368
Linde, Inc.:
1.10%, 8/10/2030 (a)	200,000	165,892
2.65%, 2/5/2025	25,000	24,390
4.70%, 12/5/2025	89,000	89,157
LYB International Finance BV:
4.88%, 3/15/2044 (a)	100,000	92,482
5.25%, 7/15/2043	224,000	214,339
LYB International Finance III LLC:
1.25%, 10/1/2025	690,000	644,701
3.38%, 10/1/2040	82,000	63,011
3.63%, 4/1/2051	165,000	120,462
3.80%, 10/1/2060	65,000	46,281
4.20%, 10/15/2049	100,000	79,781
4.20%, 5/1/2050	75,000	59,945
5.63%, 5/15/2033 (a)	100,000	104,621
LyondellBasell Industries NV 4.63%, 2/26/2055	165,000	143,654
Mosaic Co.:
4.88%, 11/15/2041 (a)	99,000	88,757
5.38%, 11/15/2028	500,000	510,830
5.45%, 11/15/2033	87,000	88,771
NewMarket Corp. 2.70%, 3/18/2031	396,000	333,040
Nutrien Ltd.:
2.95%, 5/13/2030	563,000	508,952
4.90%, 3/27/2028 (a)	95,000	96,000
5.00%, 4/1/2049 (a)	100,000	95,115
5.63%, 12/1/2040	120,000	120,534
5.80%, 3/27/2053 (a)	100,000	107,259
5.95%, 11/7/2025	35,000	35,638
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	46,234
3.75%, 3/15/2028	100,000	96,421
RPM International, Inc.:
3.75%, 3/15/2027	100,000	96,145
4.55%, 3/1/2029 (a)	215,000	211,966
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	130,748
2.90%, 3/15/2052	100,000	69,202
2.95%, 8/15/2029	250,000	231,635
3.45%, 8/1/2025	160,000	155,773
3.45%, 6/1/2027	242,000	233,755
4.25%, 8/8/2025	35,000	34,713
4.50%, 6/1/2047	145,000	132,697
Westlake Corp.:
3.13%, 8/15/2051	190,000	126,084
3.38%, 8/15/2061	124,000	80,239
4.38%, 11/15/2047	100,000	83,771

See accompanying notes to financial statements.
289

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2046	$ 86,000	$ 78,890
		15,485,715
COAL — 0.0% (c)
Teck Resources Ltd.:
5.40%, 2/1/2043	310,000	296,379
6.00%, 8/15/2040	100,000	101,843
		398,222
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc. 1.25%, 9/1/2030 (a)	1,200,000	999,036
Block Financial LLC:
2.50%, 7/15/2028	224,000	199,765
5.25%, 10/1/2025	100,000	99,380
California Endowment Series 2021, 2.50%, 4/1/2051	100,000	64,823
California Institute of Technology:
3.65%, 9/1/2119	39,000	27,733
4.70%, 11/1/2111	50,000	44,841
Cintas Corp. No. 2:
3.45%, 5/1/2025	194,000	190,364
3.70%, 4/1/2027	175,000	171,309
Duke University:
Series 2020, 2.68%, 10/1/2044	60,000	44,810
Series 2020, 2.83%, 10/1/2055	275,000	188,666
Emory University Series 2020, 2.14%, 9/1/2030	395,000	340,695
Equifax, Inc.:
2.35%, 9/15/2031	200,000	166,220
2.60%, 12/15/2025	300,000	286,203
5.10%, 12/15/2027	45,000	45,482
5.10%, 6/1/2028	400,000	403,564
George Washington University:
Series 2018, 4.13%, 9/15/2048	130,000	115,825
Series 2014, 4.30%, 9/15/2044	50,000	43,951
Series 2015, 4.87%, 9/15/2045	150,000	146,401
Georgetown University:
Series B, 4.32%, 4/1/2049 (a)	25,000	22,189
Series A, 5.22%, 10/1/2118	33,000	31,665
Global Payments, Inc.:
1.20%, 3/1/2026	250,000	229,720
2.65%, 2/15/2025	300,000	290,757
2.90%, 11/15/2031	50,000	42,745
3.20%, 8/15/2029	386,000	349,924
4.15%, 8/15/2049	150,000	118,903
Security Description	Principal Amount	Value
4.45%, 6/1/2028	$ 246,000	$ 239,523
5.30%, 8/15/2029	25,000	25,177
5.40%, 8/15/2032	227,000	229,386
5.95%, 8/15/2052	275,000	281,336
GXO Logistics, Inc.:
1.65%, 7/15/2026	169,000	152,752
2.65%, 7/15/2031	220,000	180,701
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	50,000	33,261
Series A, 4.71%, 7/1/2032	15,000	15,315
Leland Stanford Junior University 1.29%, 6/1/2027	750,000	677,505
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	25,000	19,837
4.68%, 7/1/2114	605,000	585,586
Moody's Corp.:
2.75%, 8/19/2041	50,000	36,456
3.25%, 1/15/2028 (a)	146,000	139,287
3.75%, 3/24/2025	190,000	187,051
4.25%, 2/1/2029	100,000	99,081
5.25%, 7/15/2044	50,000	50,942
Northwestern University 4.64%, 12/1/2044	350,000	335,261
PayPal Holdings, Inc.:
1.65%, 6/1/2025	100,000	95,473
2.30%, 6/1/2030 (a)	150,000	131,256
2.65%, 10/1/2026	300,000	285,030
2.85%, 10/1/2029	445,000	407,567
4.40%, 6/1/2032 (a)	100,000	99,389
5.05%, 6/1/2052 (a)	604,000	610,843
President & Fellows of Harvard College:
2.52%, 10/15/2050	75,000	50,870
3.15%, 7/15/2046	358,000	279,920
3.30%, 7/15/2056	50,000	38,120
Quanta Services, Inc.:
2.90%, 10/1/2030 (a)	180,000	158,567
3.05%, 10/1/2041 (a)	100,000	73,770
RELX Capital, Inc. 3.00%, 5/22/2030	100,000	91,940
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	350,000	231,833
S&P Global, Inc.:
1.25%, 8/15/2030	250,000	204,810
2.50%, 12/1/2029 (a)	668,000	602,296
2.70%, 3/1/2029	100,000	92,582
2.90%, 3/1/2032	100,000	89,318
2.95%, 1/22/2027	100,000	95,479
3.25%, 12/1/2049	100,000	75,135
3.70%, 3/1/2052	165,000	136,940
3.90%, 3/1/2062	100,000	83,947
4.25%, 5/1/2029	108,000	107,692
5.25%, 9/15/2033 (d)	65,000	68,009

See accompanying notes to financial statements.
290

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Thomas Jefferson University 3.85%, 11/1/2057	$ 150,000	$ 111,347
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	105,000	84,636
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	400,000	275,952
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	100,000	71,918
4.67%, 9/1/2112	50,000	46,322
UL Solutions, Inc. 6.50%, 10/20/2028 (d)	150,000	157,603
University of Chicago:
Series C, 2.55%, 4/1/2050	50,000	33,891
Series 20B, 2.76%, 4/1/2045	100,000	77,655
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	160,000	129,410
University of Southern California:
2.81%, 10/1/2050	100,000	69,566
3.03%, 10/1/2039	300,000	247,758
5.25%, 10/1/2111 (a)	50,000	51,705
Verisk Analytics, Inc.:
4.00%, 6/15/2025	371,000	366,129
4.13%, 3/15/2029	50,000	48,872
5.75%, 4/1/2033 (a)	190,000	203,771
Washington University 4.35%, 4/15/2122	100,000	84,843
William Marsh Rice University 3.57%, 5/15/2045	50,000	41,752
Yale University:
Series 2020, 0.87%, 4/15/2025	500,000	474,960
Series 2020, 1.48%, 4/15/2030	100,000	83,378
		14,725,682
COMPUTERS — 2.3%
Amdocs Ltd. 2.54%, 6/15/2030	600,000	517,410
Apple, Inc.:
0.70%, 2/8/2026	225,000	208,435
1.13%, 5/11/2025	546,000	520,677
1.20%, 2/8/2028 (a)	50,000	44,514
1.25%, 8/20/2030	250,000	207,660
1.65%, 5/11/2030	531,000	454,515
1.65%, 2/8/2031	200,000	168,624
2.05%, 9/11/2026	750,000	707,167
2.20%, 9/11/2029	704,000	637,289
2.45%, 8/4/2026	1,156,000	1,102,778
Security Description	Principal Amount	Value
2.55%, 8/20/2060	$ 234,000	$ 154,536
2.65%, 5/11/2050	911,000	627,998
2.65%, 2/8/2051	554,000	380,315
2.70%, 8/5/2051	381,000	262,597
2.75%, 1/13/2025	100,000	97,977
2.80%, 2/8/2061	465,000	316,856
2.85%, 8/5/2061 (a)	260,000	177,996
2.90%, 9/12/2027	250,000	239,312
2.95%, 9/11/2049	350,000	257,379
3.20%, 5/13/2025	600,000	588,138
3.20%, 5/11/2027	293,000	283,744
3.25%, 2/23/2026	811,000	791,568
3.25%, 8/8/2029	100,000	95,547
3.35%, 2/9/2027	600,000	584,406
3.35%, 8/8/2032	100,000	93,748
3.45%, 2/9/2045	179,000	149,359
3.75%, 9/12/2047	100,000	85,640
3.75%, 11/13/2047	318,000	271,941
3.85%, 5/4/2043	651,000	579,488
3.85%, 8/4/2046	691,000	602,400
3.95%, 8/8/2052	499,000	437,793
4.10%, 8/8/2062	233,000	207,959
4.25%, 2/9/2047	200,000	189,054
4.38%, 5/13/2045	765,000	727,339
4.65%, 2/23/2046	950,000	937,222
CGI, Inc. 2.30%, 9/14/2031	1,000,000	814,790
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	200,000	206,052
5.75%, 2/1/2033 (a)	30,000	31,581
5.85%, 7/15/2025	159,000	160,638
6.02%, 6/15/2026	353,000	361,243
6.20%, 7/15/2030	708,000	759,911
8.10%, 7/15/2036	204,000	250,669
8.35%, 7/15/2046	278,000	366,407
Dell, Inc.:
6.50%, 4/15/2038	50,000	53,473
7.10%, 4/15/2028	200,000	215,638
DXC Technology Co. 2.38%, 9/15/2028 (a)	1,150,000	1,006,790
Fortinet, Inc.:
1.00%, 3/15/2026	211,000	193,415
2.20%, 3/15/2031	50,000	41,808
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	150,000	139,347
Hewlett Packard Enterprise Co.:
4.90%, 10/15/2025	265,000	264,072
6.10%, 4/1/2026	100,000	100,116
6.20%, 10/15/2035	12,000	13,176
6.35%, 10/15/2045	872,000	941,708
HP, Inc.:
2.20%, 6/17/2025	225,000	215,611
2.65%, 6/17/2031	246,000	209,784

See accompanying notes to financial statements.
291

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 4/15/2032 (a)	$ 515,000	$ 488,338
5.50%, 1/15/2033 (a)	270,000	277,042
6.00%, 9/15/2041 (a)	249,000	262,837
International Business Machines Corp.:
1.70%, 5/15/2027	175,000	159,722
1.95%, 5/15/2030	200,000	171,986
2.20%, 2/9/2027	182,000	169,513
2.85%, 5/15/2040	252,000	188,352
2.95%, 5/15/2050	1,100,000	759,352
3.30%, 5/15/2026	651,000	632,336
3.30%, 1/27/2027	100,000	96,375
3.45%, 2/19/2026	400,000	389,784
3.50%, 5/15/2029	601,000	573,354
4.00%, 7/27/2025	200,000	197,886
4.00%, 6/20/2042	88,000	76,788
4.15%, 7/27/2027	200,000	197,796
4.15%, 5/15/2039	390,000	354,229
4.25%, 5/15/2049 (a)	370,000	325,049
4.40%, 7/27/2032	600,000	589,926
4.75%, 2/6/2033 (a)	100,000	101,355
4.90%, 7/27/2052	100,000	96,266
5.10%, 2/6/2053	100,000	100,570
5.88%, 11/29/2032	130,000	142,285
6.50%, 1/15/2028	50,000	53,430
7.13%, 12/1/2096	100,000	127,415
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	75,000	68,326
2.70%, 10/15/2028	125,000	110,227
3.15%, 10/15/2031	200,000	167,800
4.10%, 10/15/2041	140,000	105,675
Leidos, Inc.:
2.30%, 2/15/2031	362,000	302,777
3.63%, 5/15/2025	183,000	178,496
4.38%, 5/15/2030	64,000	61,233
5.75%, 3/15/2033	120,000	124,898
NetApp, Inc. 2.70%, 6/22/2030	50,000	44,204
Western Digital Corp.:
2.85%, 2/1/2029	350,000	300,286
3.10%, 2/1/2032	100,000	79,637
		28,131,155
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
2.49%, 2/15/2027	242,000	227,758
2.72%, 2/15/2030	546,000	488,834
3.38%, 4/5/2040	100,000	80,555
3.58%, 4/5/2050	490,000	384,052
5.80%, 11/30/2025 (d)	140,000	141,940
5.90%, 3/15/2034 (d)	265,000	286,823
6.20%, 3/15/2054 (d)	65,000	75,364
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029 (a)	224,000	207,102
4.00%, 6/15/2025	50,000	49,187
Security Description	Principal Amount	Value
4.50%, 3/25/2052	$ 98,000	$ 82,598
5.88%, 6/1/2033	265,000	277,240
Johnson Controls International PLC:
3.90%, 2/14/2026	100,000	97,718
4.50%, 2/15/2047	191,000	171,188
4.95%, 7/2/2064 (e)	50,000	45,701
6.00%, 1/15/2036	95,000	101,673
Lafarge SA 7.13%, 7/15/2036	700,000	802,452
Lennox International, Inc.:
1.35%, 8/1/2025	124,000	116,722
5.50%, 9/15/2028	100,000	102,795
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030	300,000	264,462
3.50%, 12/15/2027 (a)	25,000	23,988
4.25%, 12/15/2047	526,000	463,879
Masco Corp.:
1.50%, 2/15/2028	35,000	30,646
2.00%, 10/1/2030	452,000	373,727
4.50%, 5/15/2047	170,000	146,260
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	135,000	124,890
5.85%, 9/18/2028 (a)	60,000	62,193
Owens Corning:
3.40%, 8/15/2026	275,000	265,130
3.95%, 8/15/2029	200,000	190,730
4.30%, 7/15/2047	100,000	88,249
Trane Technologies Financing Ltd. 5.25%, 3/3/2033 (a)	275,000	284,961
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	576,000	535,870
4.70%, 3/1/2048	50,000	46,881
		6,641,568
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	630,000	648,831
5.05%, 3/22/2028	260,000	266,396
5.05%, 3/22/2053	261,000	270,039
5.10%, 3/22/2043	73,000	75,932
5.35%, 3/22/2026	150,000	152,568
Unilever Capital Corp.:
4.88%, 9/8/2028 (a)	200,000	205,684
5.00%, 12/8/2033	200,000	207,912
		1,827,362
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028	200,000	205,414
WW Grainger, Inc.:
1.85%, 2/15/2025	600,000	579,258
3.75%, 5/15/2046	200,000	167,464
		952,136

See accompanying notes to financial statements.
292

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	$ 145,000	$ 134,833
2.45%, 10/29/2026	175,000	162,104
3.30%, 1/30/2032	744,000	647,912
3.40%, 10/29/2033	934,000	802,455
3.50%, 1/15/2025	192,000	187,807
3.65%, 7/21/2027	80,000	76,056
3.85%, 10/29/2041	300,000	242,619
3.88%, 1/23/2028	310,000	295,529
4.63%, 10/15/2027	375,000	368,426
5.75%, 6/6/2028 (a)	150,000	153,603
6.10%, 1/15/2027	200,000	204,298
6.15%, 9/30/2030	300,000	316,512
6.50%, 7/15/2025	600,000	608,928
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2026	450,000	428,994
Series MTN, 2.88%, 1/15/2032 (a)	701,000	594,252
Series MTN, 3.00%, 2/1/2030	100,000	88,688
3.13%, 12/1/2030	100,000	87,572
3.25%, 3/1/2025	50,000	48,691
4.63%, 10/1/2028 (a)	300,000	293,370
Aircastle Ltd. 4.25%, 6/15/2026	100,000	96,748
Ally Financial, Inc.:
4.63%, 3/30/2025	1,000,000	987,000
4.75%, 6/9/2027	3,000	2,892
SOFR + 2.82%, 6.85%, 1/3/2030 (b)	200,000	205,654
SOFR + 3.26%, 6.99%, 6/13/2029 (a) (b)	125,000	129,298
8.00%, 11/1/2031	610,000	667,251
American Express Co.:
1.65%, 11/4/2026	199,000	183,677
2.25%, 3/4/2025	180,000	174,177
2.55%, 3/4/2027	360,000	337,266
3.13%, 5/20/2026	100,000	96,488
3.95%, 8/1/2025	600,000	590,424
4.20%, 11/6/2025	50,000	49,426
SOFR + 1.76%, 4.42%, 8/3/2033 (b)	100,000	96,298
4.90%, 2/13/2026	120,000	120,266
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	500,000	498,825
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	155,000	154,609
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	200,000	204,012
SOFR + 0.97%, 5.39%, 7/28/2027 (b)	300,000	303,519
Security Description	Principal Amount	Value
SOFR + 1.93%, 5.63%, 7/28/2034 (b)	$ 310,000	$ 320,844
5.85%, 11/5/2027	100,000	104,346
SOFR + 1.33%, 6.34%, 10/30/2026 (b)	375,000	382,545
SOFR + 1.94%, 6.49%, 10/30/2031 (b)	450,000	487,890
Ameriprise Financial, Inc.:
4.50%, 5/13/2032 (a)	135,000	134,059
5.15%, 5/15/2033 (a)	60,000	61,901
5.70%, 12/15/2028	350,000	366,912
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	325,000	286,650
Apollo Global Management, Inc. 6.38%, 11/15/2033	135,000	145,364
BlackRock, Inc.:
1.90%, 1/28/2031	290,000	244,592
2.10%, 2/25/2032	100,000	83,600
3.25%, 4/30/2029	466,000	448,092
4.75%, 5/25/2033	135,000	136,400
Brookfield Capital Finance LLC 6.09%, 6/14/2033	309,000	322,513
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	75,000	59,993
Brookfield Finance, Inc.:
2.72%, 4/15/2031	511,000	433,624
3.50%, 3/30/2051	20,000	14,635
3.90%, 1/25/2028 (a)	270,000	259,889
4.35%, 4/15/2030	245,000	236,089
4.85%, 3/29/2029	136,000	135,304
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	150,000	134,879
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	1,000,000	759,280
SOFR + 1.29%, 2.64%, 3/3/2026 (b)	298,000	285,573
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	560,000	499,554
3.75%, 7/28/2026	650,000	622,628
3.75%, 3/9/2027	100,000	95,550
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	200,000	196,584
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	640,000	633,459
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (b)	150,000	147,191
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	155,000	155,034
SOFR + 2.60%, 5.82%, 2/1/2034 (b)	100,000	99,597

See accompanying notes to financial statements.
293

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	$ 165,000	$ 169,267
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	365,000	376,187
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	240,000	249,216
SOFR + 3.07%, 7.62%, 10/30/2031 (b)	630,000	691,198
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	165,000	151,284
1.15%, 5/13/2026	150,000	137,553
1.65%, 3/11/2031	60,000	48,338
2.00%, 3/20/2028	200,000	178,092
2.30%, 5/13/2031	250,000	208,975
2.45%, 3/3/2027 (a)	290,000	269,975
2.90%, 3/3/2032	400,000	344,916
3.00%, 3/10/2025	50,000	48,692
3.20%, 3/2/2027	100,000	95,404
3.20%, 1/25/2028	25,000	23,609
3.25%, 5/22/2029	289,000	270,819
3.45%, 2/13/2026	140,000	135,668
3.63%, 4/1/2025	50,000	49,107
4.00%, 2/1/2029 (a)	331,000	321,500
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	265,000	272,089
SOFR + 2.50%, 5.85%, 5/19/2034 (b)	325,000	335,020
5.88%, 8/24/2026	135,000	138,452
SOFR + 2.01%, 6.14%, 8/24/2034 (b)	400,000	422,420
SOFR + 1.88%, 6.20%, 11/17/2029 (b)	280,000	293,944
CI Financial Corp.:
3.20%, 12/17/2030	95,000	75,113
4.10%, 6/15/2051	200,000	117,812
CME Group, Inc.:
3.00%, 3/15/2025	400,000	391,520
4.15%, 6/15/2048	200,000	181,712
5.30%, 9/15/2043 (a)	276,000	293,741
Credit Suisse USA, Inc. 7.13%, 7/15/2032	235,000	267,921
Discover Financial Services:
4.10%, 2/9/2027	200,000	191,968
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	250,000	278,107
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	45,000	36,108
2.10%, 6/15/2030	600,000	518,472
3.00%, 6/15/2050	200,000	143,172
3.00%, 9/15/2060	68,000	46,037
3.75%, 12/1/2025	200,000	196,506
3.75%, 9/21/2028 (a)	200,000	194,404
4.00%, 9/15/2027	100,000	98,235
4.25%, 9/21/2048	158,000	141,824
4.95%, 6/15/2052 (a)	285,000	285,094
Security Description	Principal Amount	Value
5.20%, 6/15/2062	$ 501,000	$ 512,859
Invesco Finance PLC 5.38%, 11/30/2043	180,000	178,450
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	450,000	445,054
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	500,000	414,615
4.15%, 1/23/2030	213,000	200,060
4.85%, 1/15/2027	160,000	159,334
5.88%, 7/21/2028	110,000	112,809
6.50%, 1/20/2043	100,000	105,494
Lazard Group LLC:
3.75%, 2/13/2025	550,000	538,395
4.38%, 3/11/2029 (a)	51,000	49,614
LPL Holdings, Inc. 6.75%, 11/17/2028	200,000	212,984
Mastercard, Inc.:
2.95%, 11/21/2026	100,000	96,405
2.95%, 6/1/2029	184,000	173,232
3.35%, 3/26/2030	300,000	286,008
3.65%, 6/1/2049	100,000	84,598
3.85%, 3/26/2050	392,000	343,408
3.95%, 2/26/2048	199,000	178,425
4.85%, 3/9/2033	25,000	25,847
4.88%, 3/9/2028 (a)	145,000	149,633
Nasdaq, Inc.:
3.85%, 6/30/2026	100,000	97,550
5.35%, 6/28/2028 (a)	115,000	118,420
5.55%, 2/15/2034	105,000	109,276
6.10%, 6/28/2063	450,000	488,466
Nomura Holdings, Inc.:
1.65%, 7/14/2026	125,000	114,273
1.85%, 7/16/2025	546,000	516,571
2.33%, 1/22/2027	735,000	674,149
2.61%, 7/14/2031	256,000	212,416
2.65%, 1/16/2025	250,000	242,468
2.68%, 7/16/2030	250,000	212,980
2.71%, 1/22/2029	70,000	61,966
3.00%, 1/22/2032	325,000	274,066
6.07%, 7/12/2028	170,000	175,656
6.09%, 7/12/2033 (a)	300,000	318,690
6.18%, 1/18/2033	100,000	106,508
Radian Group, Inc.:
4.88%, 3/15/2027	203,000	197,344
6.63%, 3/15/2025 (a)	335,000	335,355
Raymond James Financial, Inc.:
3.75%, 4/1/2051	500,000	377,440
4.95%, 7/15/2046	130,000	121,460
Synchrony Financial:
2.88%, 10/28/2031	100,000	80,141
3.70%, 8/4/2026	300,000	281,787
3.95%, 12/1/2027	246,000	230,418
4.50%, 7/23/2025	567,000	553,965
4.88%, 6/13/2025	200,000	196,532

See accompanying notes to financial statements.
294

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 3/19/2029	$ 1,000	$ 971
Visa, Inc.:
1.10%, 2/15/2031	500,000	405,735
1.90%, 4/15/2027	185,000	172,222
2.00%, 8/15/2050	160,000	99,032
2.05%, 4/15/2030	75,000	65,946
2.70%, 4/15/2040	255,000	197,156
3.15%, 12/14/2025	1,013,000	988,404
3.65%, 9/15/2047	275,000	231,836
4.15%, 12/14/2035	45,000	44,126
4.30%, 12/14/2045	777,000	724,770
Voya Financial, Inc.:
3.65%, 6/15/2026	500,000	483,525
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	200,000	165,078
Western Union Co. 1.35%, 3/15/2026	540,000	497,043
		42,065,486
ELECTRIC — 8.1%
AEP Texas, Inc.:
3.80%, 10/1/2047	160,000	120,766
Series G, 4.15%, 5/1/2049	126,000	101,410
4.70%, 5/15/2032	100,000	97,782
5.40%, 6/1/2033	70,000	71,301
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	192,000	124,623
3.15%, 9/15/2049	50,000	35,815
Series M, 3.65%, 4/1/2050	100,000	78,958
3.75%, 12/1/2047	290,000	231,463
3.80%, 6/15/2049	181,000	143,801
4.25%, 9/15/2048	200,000	172,736
5.40%, 3/15/2053	35,000	36,462
AES Corp.:
1.38%, 1/15/2026	200,000	185,064
5.45%, 6/1/2028	50,000	50,783
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	100,000	81,009
3.00%, 3/15/2052	100,000	69,924
3.13%, 7/15/2051	75,000	53,620
3.45%, 10/1/2049	100,000	75,877
Series B, 3.70%, 12/1/2047	110,000	87,486
3.75%, 9/1/2027	100,000	97,881
3.75%, 3/1/2045	173,000	141,097
3.94%, 9/1/2032	25,000	23,772
4.15%, 8/15/2044	100,000	86,182
4.30%, 1/2/2046	87,000	76,128
Series A, 4.30%, 7/15/2048	215,000	187,278
5.85%, 11/15/2033	65,000	70,061
6.00%, 3/1/2039	92,000	98,710
Ameren Corp.:
1.75%, 3/15/2028	300,000	265,395
5.00%, 1/15/2029	500,000	502,870
Security Description	Principal Amount	Value
5.70%, 12/1/2026	$ 500,000	$ 511,615
Ameren Illinois Co.:
4.15%, 3/15/2046 (a)	151,000	130,550
4.95%, 6/1/2033	200,000	202,418
5.90%, 12/1/2052	85,000	95,167
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (a) (b)	850,000	718,692
5.20%, 1/15/2029	1,000,000	1,014,640
5.63%, 3/1/2033	65,000	67,710
5.70%, 8/15/2025	90,000	90,671
5.95%, 11/1/2032	75,000	80,095
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	400,000	342,660
4.40%, 5/15/2044	160,000	133,805
Series Y, 4.50%, 3/1/2049	255,000	216,316
7.00%, 4/1/2038	130,000	150,370
Arizona Public Service Co.:
2.20%, 12/15/2031	85,000	69,171
2.60%, 8/15/2029	321,000	286,865
3.15%, 5/15/2025	80,000	77,926
3.75%, 5/15/2046 (a)	126,000	96,142
4.20%, 8/15/2048	40,000	32,428
4.25%, 3/1/2049	200,000	161,450
4.35%, 11/15/2045	25,000	21,061
4.50%, 4/1/2042	135,000	118,174
5.05%, 9/1/2041	72,000	68,228
6.35%, 12/15/2032	100,000	108,436
Atlantic City Electric Co.:
2.30%, 3/15/2031	50,000	42,256
4.00%, 10/15/2028	230,000	224,993
Avangrid, Inc.:
3.20%, 4/15/2025	428,000	416,166
3.80%, 6/1/2029	50,000	47,066
Avista Corp. 4.00%, 4/1/2052	300,000	239,343
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	513,000	374,064
3.75%, 8/15/2047	227,000	181,845
4.25%, 9/15/2048	69,000	59,812
4.55%, 6/1/2052	100,000	91,750
5.40%, 6/1/2053	125,000	129,416
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	50,000	33,864
3.25%, 4/15/2028 (a)	109,000	103,552
3.80%, 7/15/2048	241,000	191,193
4.05%, 4/15/2025	246,000	243,159
4.25%, 10/15/2050	435,000	369,097
4.50%, 2/1/2045	40,000	37,073
4.60%, 5/1/2053	300,000	267,744
5.95%, 5/15/2037	100,000	106,684
Black Hills Corp.:
2.50%, 6/15/2030	132,000	110,962

See accompanying notes to financial statements.
295

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 10/15/2029	$ 500,000	$ 448,625
3.95%, 1/15/2026	50,000	48,767
4.35%, 5/1/2033	215,000	198,651
6.15%, 5/15/2034	100,000	104,537
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	200,000	171,208
Series AG, 3.00%, 3/1/2032	125,000	110,589
Series AF, 3.35%, 4/1/2051	25,000	19,022
Series AC, 4.25%, 2/1/2049	108,000	95,342
Series AI, 4.45%, 10/1/2032	100,000	98,137
Series AJ, 4.85%, 10/1/2052	131,000	128,111
4.95%, 4/1/2033	100,000	101,955
CenterPoint Energy, Inc.:
3.70%, 9/1/2049	100,000	75,440
5.25%, 8/10/2026	100,000	100,915
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	100,000	96,478
4.97%, 5/1/2046	295,000	248,835
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (a) (b)	409,000	326,967
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (b)	175,000	158,513
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	250,000	216,220
Series 127, 3.20%, 11/15/2049	200,000	143,784
3.70%, 8/15/2028	50,000	48,349
Series 123, 3.75%, 8/15/2047	250,000	201,957
Series 133, 3.85%, 3/15/2052	50,000	40,524
4.35%, 11/15/2045	200,000	175,348
4.90%, 2/1/2033 (a)	1,150,000	1,167,583
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	53,000	49,121
4.00%, 4/1/2048	50,000	42,672
4.30%, 4/15/2044	50,000	44,298
5.25%, 1/15/2053	132,000	134,763
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	1,500,000	1,296,450
3.70%, 11/15/2059	336,000	252,954
3.80%, 5/15/2028 (a)	43,000	41,560
3.85%, 6/15/2046	200,000	163,152
Series C, 4.00%, 11/15/2057 (a)	139,000	114,852
Series A, 4.13%, 5/15/2049	30,000	25,162
Security Description	Principal Amount	Value
Series C, 4.30%, 12/1/2056	$ 165,000	$ 138,699
4.50%, 12/1/2045	175,000	156,128
Series E, 4.65%, 12/1/2048	144,000	131,270
5.50%, 3/15/2034	250,000	262,777
Series 09-C, 5.50%, 12/1/2039	125,000	126,229
5.70%, 6/15/2040	120,000	124,637
5.90%, 11/15/2053	125,000	137,931
6.15%, 11/15/2052	170,000	193,230
Constellation Energy Generation LLC:
5.60%, 3/1/2028	65,000	66,947
5.75%, 10/1/2041	70,000	70,128
6.13%, 1/15/2034	75,000	80,386
6.25%, 10/1/2039	275,000	294,627
6.50%, 10/1/2053	190,000	214,698
Consumers Energy Co.:
2.50%, 5/1/2060	30,000	18,403
3.10%, 8/15/2050	25,000	18,459
3.50%, 8/1/2051	93,000	73,026
3.75%, 2/15/2050	150,000	123,843
4.20%, 9/1/2052	240,000	211,231
4.65%, 3/1/2028	50,000	50,282
4.90%, 2/15/2029	250,000	254,950
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	100,000	83,732
4.60%, 6/15/2043	385,000	352,525
5.10%, 6/1/2065	100,000	95,565
6.25%, 10/15/2053	165,000	189,960
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031	180,000	149,004
Series A, 3.30%, 3/15/2025	100,000	97,654
Series B, 3.30%, 4/15/2041	35,000	26,742
Series C, 3.38%, 4/1/2030	284,000	261,683
3.90%, 10/1/2025	25,000	24,537
Series C, 4.05%, 9/15/2042	189,000	154,018
4.25%, 6/1/2028 (a)	86,000	84,416
4.70%, 12/1/2044	115,000	101,983
5.38%, 11/15/2032	400,000	410,300
Series B, 5.95%, 6/15/2035	121,000	127,449
7.00%, 6/15/2038	200,000	225,396
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	38,000	34,186
2.25%, 3/1/2030	200,000	175,474
2.95%, 3/1/2050	250,000	175,427
3.38%, 3/1/2025	300,000	294,663
Series B, 3.65%, 3/1/2052	25,000	19,749
3.70%, 6/1/2046	550,000	442,354
3.75%, 8/15/2047	100,000	80,057
Series A, 4.05%, 5/15/2048	57,000	48,632
5.20%, 4/1/2033	75,000	77,994
5.40%, 4/1/2053	184,000	193,362

See accompanying notes to financial statements.
296

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	$ 50,000	$ 46,746
4.88%, 6/1/2028	230,000	231,962
Duke Energy Carolinas LLC:
2.45%, 2/1/2030	515,000	457,516
2.55%, 4/15/2031	25,000	21,734
2.85%, 3/15/2032	20,000	17,477
3.20%, 8/15/2049	100,000	72,896
3.45%, 4/15/2051	1,010,000	764,489
3.88%, 3/15/2046	64,000	51,979
3.95%, 3/15/2048	695,000	574,960
4.95%, 1/15/2033	215,000	219,152
5.35%, 1/15/2053	100,000	102,625
6.05%, 4/15/2038	122,000	132,548
6.45%, 10/15/2032	135,000	148,947
Duke Energy Corp.:
0.90%, 9/15/2025	125,000	116,567
2.55%, 6/15/2031	217,000	185,181
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	1,069,000	836,781
3.50%, 6/15/2051	132,000	97,139
3.75%, 9/1/2046	378,000	292,659
4.20%, 6/15/2049	50,000	41,047
4.50%, 8/15/2032	70,000	67,852
5.00%, 12/8/2025	170,000	170,585
5.00%, 12/8/2027	50,000	50,583
5.00%, 8/15/2052	200,000	187,022
5.75%, 9/15/2033 (a)	200,000	211,850
6.10%, 9/15/2053	150,000	163,092
Duke Energy Florida LLC:
1.75%, 6/15/2030	50,000	41,765
2.40%, 12/15/2031	50,000	42,265
2.50%, 12/1/2029 (a)	70,000	62,448
3.85%, 11/15/2042	35,000	28,896
5.88%, 11/15/2033	180,000	194,123
5.95%, 11/15/2052	26,000	28,573
6.20%, 11/15/2053	230,000	263,203
6.35%, 9/15/2037	50,000	55,562
Duke Energy Indiana LLC:
2.75%, 4/1/2050	50,000	32,407
Series YYY, 3.25%, 10/1/2049	60,000	43,650
3.75%, 5/15/2046	100,000	79,907
Series WWW, 4.90%, 7/15/2043	200,000	192,410
5.40%, 4/1/2053	300,000	305,841
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	860,000	731,224
3.65%, 2/1/2029	150,000	144,657
3.70%, 6/15/2046	225,000	177,613
4.30%, 2/1/2049	182,000	154,926
5.25%, 4/1/2033	200,000	206,284
5.65%, 4/1/2053	60,000	63,189
Security Description	Principal Amount	Value
Duke Energy Progress LLC:
2.00%, 8/15/2031 (a)	$ 200,000	$ 165,356
2.50%, 8/15/2050	50,000	31,489
3.40%, 4/1/2032	100,000	90,561
3.60%, 9/15/2047	83,000	63,971
3.70%, 10/15/2046	50,000	39,171
4.15%, 12/1/2044	300,000	256,170
4.20%, 8/15/2045	140,000	119,886
5.35%, 3/15/2053	100,000	101,537
Edison International:
4.13%, 3/15/2028	101,000	97,571
4.70%, 8/15/2025	70,000	69,163
5.25%, 11/15/2028	209,000	210,427
5.75%, 6/15/2027	144,000	147,208
6.95%, 11/15/2029	81,000	88,049
El Paso Electric Co.:
5.00%, 12/1/2044	25,000	21,045
6.00%, 5/15/2035	275,000	279,218
Emera U.S. Finance LP:
2.64%, 6/15/2031	50,000	41,019
4.75%, 6/15/2046	166,000	136,777
Enel Americas SA 4.00%, 10/25/2026	414,000	402,959
Enel Chile SA 4.88%, 6/12/2028	338,000	332,697
Entergy Arkansas LLC:
5.15%, 1/15/2033	15,000	15,298
5.30%, 9/15/2033	150,000	153,991
Entergy Corp.:
0.90%, 9/15/2025	25,000	23,278
2.40%, 6/15/2031	235,000	196,662
2.80%, 6/15/2030	221,000	194,911
Entergy Louisiana LLC:
2.35%, 6/15/2032	50,000	41,544
2.40%, 10/1/2026	135,000	126,418
2.90%, 3/15/2051	230,000	153,507
3.05%, 6/1/2031 (a)	200,000	176,680
3.12%, 9/1/2027	267,000	252,179
3.25%, 4/1/2028	200,000	187,914
4.00%, 3/15/2033	100,000	93,316
4.20%, 9/1/2048	737,000	615,962
4.20%, 4/1/2050	100,000	84,992
4.75%, 9/15/2052	65,000	59,793
Entergy Mississippi LLC:
3.50%, 6/1/2051	100,000	74,531
3.85%, 6/1/2049	155,000	124,381
5.00%, 9/1/2033	50,000	50,323
Entergy Texas, Inc.:
3.55%, 9/30/2049	166,000	125,737
4.00%, 3/30/2029 (a)	25,000	24,268
4.50%, 3/30/2039	63,000	57,741
5.00%, 9/15/2052	50,000	47,703
5.80%, 9/1/2053 (a)	55,000	59,143
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,692

See accompanying notes to financial statements.
297

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 4/1/2043	$ 100,000	$ 84,336
4.25%, 12/1/2045	400,000	338,900
5.70%, 3/15/2053	100,000	104,480
5.90%, 11/15/2033	120,000	128,430
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	45,000	38,344
4.95%, 4/15/2033	125,000	124,815
Evergy, Inc. 2.90%, 9/15/2029	500,000	452,510
Eversource Energy:
Series Q, 0.80%, 8/15/2025	223,000	207,834
Series H, 3.15%, 1/15/2025	25,000	24,384
Series M, 3.30%, 1/15/2028	100,000	94,673
4.60%, 7/1/2027	50,000	49,621
4.75%, 5/15/2026	100,000	99,493
5.13%, 5/15/2033	450,000	452,430
5.45%, 3/1/2028 (a)	360,000	370,318
5.95%, 2/1/2029	380,000	398,415
Exelon Corp.:
3.40%, 4/15/2026	100,000	96,860
3.95%, 6/15/2025	50,000	49,161
4.05%, 4/15/2030	150,000	143,334
4.45%, 4/15/2046	100,000	86,958
4.70%, 4/15/2050	100,000	90,356
5.10%, 6/15/2045	650,000	614,445
5.15%, 3/15/2028	224,000	227,351
5.60%, 3/15/2053	289,000	294,055
5.63%, 6/15/2035	200,000	206,084
Florida Power & Light Co.:
2.85%, 4/1/2025	381,000	371,963
2.88%, 12/4/2051	1,255,000	871,158
3.13%, 12/1/2025	62,000	60,307
Series A, 3.30%, 5/30/2027	200,000	191,554
3.70%, 12/1/2047	160,000	129,720
3.95%, 3/1/2048	221,000	188,533
3.99%, 3/1/2049	200,000	171,200
4.05%, 6/1/2042	50,000	44,321
4.05%, 10/1/2044	129,000	112,863
4.13%, 2/1/2042	75,000	67,547
4.13%, 6/1/2048	85,000	74,290
4.40%, 5/15/2028	150,000	150,295
4.45%, 5/15/2026	100,000	100,100
4.80%, 5/15/2033	200,000	202,104
5.05%, 4/1/2028	85,000	86,921
5.10%, 4/1/2033	105,000	108,486
5.25%, 2/1/2041	78,000	79,613
5.30%, 4/1/2053	400,000	419,440
5.69%, 3/1/2040	25,000	27,015
5.95%, 2/1/2038	25,000	27,324
5.96%, 4/1/2039	64,000	70,927
Fortis, Inc. 3.06%, 10/4/2026	100,000	94,948
Security Description	Principal Amount	Value
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	$ 455,000	$ 412,521
Series B, 3.70%, 1/30/2050	29,000	22,985
4.30%, 3/15/2042	100,000	88,657
4.30%, 3/15/2043	144,000	125,345
4.65%, 5/16/2028	250,000	251,980
4.70%, 5/15/2032	106,000	105,590
5.13%, 5/15/2052	50,000	49,574
Iberdrola International BV 6.75%, 7/15/2036	200,000	232,352
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	175,000	148,750
Series MTN, 5.50%, 3/15/2053	45,000	46,445
Series MTN, 5.80%, 4/1/2054	90,000	96,343
Indiana Michigan Power Co.:
3.25%, 5/1/2051	50,000	35,677
Series K, 4.55%, 3/15/2046	100,000	89,567
5.63%, 4/1/2053	95,000	99,980
Interstate Power & Light Co.:
3.70%, 9/15/2046	100,000	76,408
5.70%, 10/15/2033	195,000	205,276
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	70,000	64,787
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	110,000	114,401
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	60,000	62,564
MidAmerican Energy Co.:
3.10%, 5/1/2027	50,000	47,845
3.15%, 4/15/2050	325,000	233,668
3.65%, 4/15/2029	100,000	95,595
3.65%, 8/1/2048	250,000	199,045
3.95%, 8/1/2047	200,000	167,036
4.25%, 7/15/2049	132,000	115,533
4.80%, 9/15/2043	50,000	47,146
5.35%, 1/15/2034 (a)	125,000	131,612
Mississippi Power Co. 3.95%, 3/30/2028	1,000,000	969,780
National Grid PLC 5.60%, 6/12/2028	380,000	391,780
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.88%, 2/7/2025	400,000	386,172
2.40%, 3/15/2030	200,000	173,400
2.75%, 4/15/2032 (a)	15,000	12,741
2.85%, 1/27/2025	90,000	87,674
Series MTN, 3.45%, 6/15/2025	275,000	269,349
3.70%, 3/15/2029	1,100,000	1,045,264
4.40%, 11/1/2048	59,000	51,625
5.80%, 1/15/2033	500,000	530,095

See accompanying notes to financial statements.
298

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	$ 150,000	$ 130,222
Series CC, 3.70%, 5/1/2029 (a)	73,000	70,095
6.00%, 3/15/2054	80,000	87,785
Series N, 6.65%, 4/1/2036	500,000	550,085
Series R, 6.75%, 7/1/2037	300,000	340,893
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028 (a)	293,000	260,035
2.25%, 6/1/2030	547,000	467,948
2.44%, 1/15/2032	930,000	779,861
2.75%, 11/1/2029	143,000	128,443
3.50%, 4/1/2029	150,000	141,915
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	200,000	170,430
4.63%, 7/15/2027	150,000	149,802
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (b)	100,000	86,709
5.00%, 7/15/2032	180,000	181,456
5.05%, 2/28/2033	500,000	502,165
5.25%, 2/28/2053	45,000	44,116
6.05%, 3/1/2025	405,000	408,649
Northern States Power Co.:
2.25%, 4/1/2031	400,000	343,340
2.90%, 3/1/2050	100,000	70,099
3.20%, 4/1/2052	450,000	332,469
3.40%, 8/15/2042	20,000	15,919
3.60%, 5/15/2046	50,000	39,380
4.50%, 6/1/2052	35,000	32,291
5.10%, 5/15/2053	70,000	70,933
5.35%, 11/1/2039	100,000	102,571
6.20%, 7/1/2037	30,000	32,978
NorthWestern Corp. 4.18%, 11/15/2044	10,000	8,282
NSTAR Electric Co.:
3.10%, 6/1/2051	90,000	63,709
4.40%, 3/1/2044	250,000	226,505
4.55%, 6/1/2052	172,000	157,017
4.95%, 9/15/2052	295,000	288,209
Oglethorpe Power Corp.:
5.05%, 10/1/2048	555,000	511,199
6.20%, 12/1/2053 (d)	150,000	161,410
Ohio Edison Co. 6.88%, 7/15/2036	400,000	449,688
Ohio Power Co.:
Series P, 2.60%, 4/1/2030	50,000	43,822
Series R, 2.90%, 10/1/2051	95,000	64,519
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	30,000	23,723
4.15%, 4/1/2047	600,000	502,914
5.40%, 1/15/2033 (a)	70,000	73,105
5.60%, 4/1/2053	200,000	209,862
Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	$ 100,000	$ 93,062
2.75%, 5/15/2030	251,000	225,290
3.70%, 5/15/2050	100,000	81,033
3.75%, 4/1/2045	34,000	28,162
3.80%, 9/30/2047	200,000	161,434
4.10%, 11/15/2048	160,000	138,907
4.30%, 5/15/2028 (d)	350,000	345,653
4.55%, 9/15/2032	85,000	84,221
4.55%, 12/1/2041	100,000	93,751
4.60%, 6/1/2052	100,000	93,117
4.95%, 9/15/2052	15,000	14,769
4.95%, 9/15/2052 (d)	350,000	343,287
5.65%, 11/15/2033 (d)	430,000	458,685
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	1,135,000	937,476
3.25%, 6/1/2031	80,000	69,336
3.30%, 12/1/2027 (a)	275,000	256,847
3.30%, 8/1/2040	275,000	201,564
3.45%, 7/1/2025	339,000	328,440
3.50%, 8/1/2050	160,000	110,862
3.75%, 8/15/2042	26,000	19,161
4.00%, 12/1/2046	237,000	173,541
4.20%, 3/1/2029 (a)	70,000	66,258
4.20%, 6/1/2041	50,000	40,045
4.25%, 3/15/2046	30,000	23,116
4.30%, 3/15/2045	100,000	78,197
4.40%, 3/1/2032	961,000	888,983
4.45%, 4/15/2042	50,000	40,122
4.50%, 7/1/2040	180,000	152,055
4.55%, 7/1/2030	310,000	295,334
4.60%, 6/15/2043	50,000	41,148
4.65%, 8/1/2028	75,000	71,936
4.75%, 2/15/2044	260,000	217,277
4.95%, 6/8/2025	50,000	49,663
4.95%, 7/1/2050	447,000	383,334
5.25%, 3/1/2052	200,000	178,364
5.45%, 6/15/2027	100,000	100,709
5.90%, 6/15/2032	345,000	351,017
6.15%, 1/15/2033	70,000	72,570
6.40%, 6/15/2033	440,000	463,302
6.70%, 4/1/2053	165,000	179,604
6.75%, 1/15/2053	190,000	207,214
6.95%, 3/15/2034	140,000	154,134
PacifiCorp:
2.70%, 9/15/2030	243,000	210,178
3.30%, 3/15/2051	150,000	104,226
4.10%, 2/1/2042	200,000	166,190
4.13%, 1/15/2049	165,000	133,952
4.15%, 2/15/2050	275,000	223,253
5.35%, 12/1/2053	50,000	48,083
5.50%, 5/15/2054	470,000	461,709
5.75%, 4/1/2037	200,000	205,356
6.00%, 1/15/2039 (a)	185,000	194,013

See accompanying notes to financial statements.
299

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 10/15/2037	$ 167,000	$ 179,109
6.35%, 7/15/2038	85,000	91,745
PECO Energy Co.:
2.85%, 9/15/2051	30,000	20,103
3.00%, 9/15/2049	95,000	67,889
3.70%, 9/15/2047	30,000	24,295
4.38%, 8/15/2052	115,000	103,620
4.60%, 5/15/2052	105,000	98,797
4.90%, 6/15/2033 (a)	145,000	147,466
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (a)	300,000	287,685
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,020,000	1,053,283
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	104,904
7.00%, 10/30/2031	199,000	224,814
7.75%, 3/1/2031	414,000	478,273
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	50,000	41,482
4.05%, 9/15/2049	144,000	117,243
4.10%, 6/15/2048	650,000	530,322
Series 39, 4.50%, 6/1/2052	61,000	53,418
5.25%, 4/1/2053	129,000	128,657
Series 17, 6.25%, 9/1/2037	10,000	10,879
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	60,000	50,542
3.60%, 7/1/2049	100,000	79,208
5.15%, 1/15/2053	150,000	152,056
5.35%, 10/1/2033	200,000	209,602
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	75,000	43,787
Series MTN, 2.45%, 1/15/2030 (a)	150,000	132,669
Series MTN, 3.20%, 5/15/2029	50,000	46,756
Series MTN, 3.60%, 12/1/2047	100,000	80,948
Series MTN, 3.80%, 3/1/2046	100,000	83,359
Series MTN, 3.85%, 5/1/2049	60,000	50,029
Series MTN, 4.65%, 3/15/2033	120,000	119,902
Series MTN, 4.90%, 12/15/2032	500,000	508,140
5.20%, 8/1/2033	200,000	208,582
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	275,000	257,001
5.85%, 11/15/2027 (a)	200,000	208,296
5.88%, 10/15/2028	200,000	209,892
Security Description	Principal Amount	Value
6.13%, 10/15/2033 (a)	$ 275,000	$ 295,738
Puget Energy, Inc.:
2.38%, 6/15/2028	69,000	61,596
4.10%, 6/15/2030	295,000	270,757
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	100,000	71,086
4.30%, 5/20/2045	112,000	95,798
5.45%, 6/1/2053 (a)	250,000	259,805
5.64%, 4/15/2041	320,000	327,354
5.80%, 3/15/2040	100,000	103,539
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	600,000	496,872
2.50%, 5/15/2026	291,000	277,579
Series WWW, 2.95%, 8/15/2051	100,000	70,134
3.00%, 3/15/2032	100,000	88,778
Series RRR, 3.75%, 6/1/2047	410,000	330,366
4.10%, 6/15/2049	35,000	29,036
4.95%, 8/15/2028 (a)	100,000	102,080
5.35%, 4/1/2053	125,000	126,992
Sempra:
3.25%, 6/15/2027	235,000	222,827
3.30%, 4/1/2025	95,000	92,664
3.70%, 4/1/2029	267,000	254,320
4.00%, 2/1/2048	217,000	178,671
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	454,000	391,080
5.50%, 8/1/2033	125,000	129,570
Sierra Pacific Power Co. 5.90%, 3/15/2054 (d)	50,000	53,118
Southern California Edison Co.:
2.25%, 6/1/2030	1,206,000	1,035,870
Series G, 2.50%, 6/1/2031	50,000	42,910
Series 20A, 2.95%, 2/1/2051	100,000	68,109
Series C, 3.60%, 2/1/2045	135,000	104,714
Series H, 3.65%, 6/1/2051	290,000	218,382
Series E, 3.70%, 8/1/2025	581,000	569,322
Series 2013-A, 3.90%, 3/15/2043	122,000	99,958
4.00%, 4/1/2047	339,000	278,095
4.05%, 3/15/2042	200,000	168,698
Series C, 4.13%, 3/1/2048	118,000	99,495
Series A, 4.20%, 3/1/2029	75,000	73,513
4.65%, 10/1/2043	87,000	79,301
Series B, 4.88%, 3/1/2049	140,000	129,150
4.90%, 6/1/2026 (a)	200,000	200,892
Series E, 5.45%, 6/1/2052	175,000	174,006
5.88%, 12/1/2053	200,000	215,928
Series 2008-A, 5.95%, 2/1/2038	100,000	104,914
Series 2004-B, 6.00%, 1/15/2034	150,000	164,956

See accompanying notes to financial statements.
300

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.05%, 3/15/2039	$ 225,000	$ 238,547
Southern Co.:
3.25%, 7/1/2026	417,000	402,234
Series A, 3.70%, 4/30/2030	374,000	352,667
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	345,000	314,295
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	100,000	95,455
4.40%, 7/1/2046	418,000	368,571
4.85%, 6/15/2028	200,000	201,486
5.20%, 6/15/2033	545,000	556,096
5.70%, 10/15/2032	65,000	68,423
Southern Power Co.:
Series F, 4.95%, 12/15/2046	61,000	54,812
5.15%, 9/15/2041	250,000	235,985
5.25%, 7/15/2043	300,000	283,881
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	50,000	46,600
3.25%, 11/1/2051	80,000	54,013
Series L, 3.85%, 2/1/2048	250,000	187,910
Series M, 4.10%, 9/15/2028	65,000	62,850
5.30%, 4/1/2033	235,000	235,423
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	32,000	22,038
3.40%, 8/15/2046	140,000	101,731
3.70%, 8/15/2047	300,000	228,357
4.50%, 8/15/2041	175,000	155,521
System Energy Resources, Inc. 6.00%, 4/15/2028	170,000	173,633
Tampa Electric Co.:
2.40%, 3/15/2031	387,000	326,651
3.45%, 3/15/2051	100,000	72,710
3.63%, 6/15/2050	100,000	75,239
4.10%, 6/15/2042	173,000	149,304
4.30%, 6/15/2048 (a)	150,000	125,878
4.35%, 5/15/2044	100,000	85,331
5.00%, 7/15/2052	100,000	95,012
Tucson Electric Power Co.:
3.25%, 5/1/2051	400,000	278,656
4.00%, 6/15/2050	110,000	87,139
4.85%, 12/1/2048	36,000	32,844
5.50%, 4/15/2053	100,000	101,816
Union Electric Co.:
2.15%, 3/15/2032	100,000	82,883
3.25%, 10/1/2049	110,000	77,185
3.65%, 4/15/2045	104,000	81,862
4.00%, 4/1/2048	70,000	57,708
5.45%, 3/15/2053	204,000	210,495
Security Description	Principal Amount	Value
Virginia Electric & Power Co.:
2.45%, 12/15/2050	$ 100,000	$ 61,647
Series A, 2.88%, 7/15/2029	160,000	147,018
Series A, 3.10%, 5/15/2025	200,000	195,100
Series A, 3.15%, 1/15/2026	360,000	349,121
3.30%, 12/1/2049	50,000	36,590
Series A, 3.80%, 4/1/2028	104,000	100,872
Series B, 3.80%, 9/15/2047	250,000	200,230
Series C, 4.00%, 11/15/2046	169,000	140,118
4.45%, 2/15/2044	250,000	223,412
4.60%, 12/1/2048	46,000	41,658
Series C, 4.63%, 5/15/2052	706,000	638,662
Series D, 4.65%, 8/15/2043	460,000	422,032
5.00%, 4/1/2033	175,000	177,203
5.30%, 8/15/2033	200,000	206,530
5.45%, 4/1/2053	100,000	103,190
Series A, 6.00%, 5/15/2037	20,000	21,534
WEC Energy Group, Inc.:
2.20%, 12/15/2028	50,000	44,490
4.75%, 1/9/2026	400,000	398,424
4.75%, 1/15/2028	100,000	100,022
5.60%, 9/12/2026	65,000	66,180
Wisconsin Electric Power Co. 4.75%, 9/30/2032	70,000	70,727
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	27,000	25,465
3.65%, 4/1/2050 (a)	125,000	95,950
4.95%, 4/1/2033	110,000	110,234
Wisconsin Public Service Corp.:
3.67%, 12/1/2042	100,000	80,761
4.75%, 11/1/2044	406,000	376,593
5.35%, 11/10/2025	155,000	156,372
Xcel Energy, Inc.:
1.75%, 3/15/2027	190,000	173,320
2.60%, 12/1/2029	212,000	189,581
3.35%, 12/1/2026	100,000	96,373
4.60%, 6/1/2032	314,000	306,574
5.45%, 8/15/2033	200,000	206,488
		98,966,746
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	221,000	183,401
Emerson Electric Co.:
1.80%, 10/15/2027	197,000	179,849
1.95%, 10/15/2030	211,000	181,855
2.75%, 10/15/2050	94,000	64,422
2.80%, 12/21/2051	1,035,000	712,867
3.15%, 6/1/2025	100,000	97,816
		1,420,210

See accompanying notes to financial statements.
301

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	$ 250,000	$ 216,717
Allegion PLC 3.50%, 10/1/2029	682,000	630,570
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	85,000	87,378
Amphenol Corp.:
2.05%, 3/1/2025	100,000	96,570
2.20%, 9/15/2031	1,000	842
2.80%, 2/15/2030 (a)	740,000	674,355
4.75%, 3/30/2026	65,000	65,094
Arrow Electronics, Inc. 3.88%, 1/12/2028	200,000	189,928
Avnet, Inc.:
3.00%, 5/15/2031 (a)	150,000	126,906
4.63%, 4/15/2026	99,000	97,801
Flex Ltd.:
3.75%, 2/1/2026	257,000	248,856
4.75%, 6/15/2025	24,000	23,685
4.88%, 6/15/2029	150,000	147,468
4.88%, 5/12/2030	450,000	441,778
Fortive Corp.:
3.15%, 6/15/2026	360,000	345,949
4.30%, 6/15/2046 (a)	151,000	128,623
Honeywell International, Inc.:
1.35%, 6/1/2025	400,000	381,968
1.75%, 9/1/2031	258,000	215,363
1.95%, 6/1/2030 (a)	115,000	99,892
2.70%, 8/15/2029 (a)	675,000	624,031
3.81%, 11/21/2047	140,000	120,193
4.25%, 1/15/2029	90,000	90,205
4.50%, 1/15/2034	175,000	176,015
5.00%, 2/15/2033	85,000	88,975
5.70%, 3/15/2036	50,000	54,862
5.70%, 3/15/2037	50,000	54,773
Hubbell, Inc. 3.15%, 8/15/2027	53,000	50,230
Jabil, Inc.:
1.70%, 4/15/2026	50,000	46,295
3.00%, 1/15/2031	800,000	692,840
5.45%, 2/1/2029	125,000	127,674
Keysight Technologies, Inc. 3.00%, 10/30/2029	105,000	95,492
Legrand France SA 8.50%, 2/15/2025	325,000	337,503
TD SYNNEX Corp.:
1.75%, 8/9/2026	141,000	127,993
2.38%, 8/9/2028	50,000	43,951
2.65%, 8/9/2031	154,000	124,595
Trimble, Inc.:
4.90%, 6/15/2028	350,000	352,170
6.10%, 3/15/2033	300,000	321,855
Tyco Electronics Group SA:
3.70%, 2/15/2026	413,000	404,600
4.50%, 2/13/2026	70,000	69,758
Security Description	Principal Amount	Value
Vontier Corp.:
1.80%, 4/1/2026	$ 215,000	$ 197,755
2.40%, 4/1/2028	100,000	88,305
2.95%, 4/1/2031	75,000	63,112
		8,572,925
ENGINEERING & CONSTRUCTION — 0.0% (c)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	100,000	104,460
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	140,000	137,055
3.76%, 3/15/2027	747,000	715,947
4.05%, 3/15/2029	347,000	329,032
4.28%, 3/15/2032	700,000	640,409
5.05%, 3/15/2042	1,012,000	892,260
5.14%, 3/15/2052	1,240,000	1,066,946
5.39%, 3/15/2062	562,000	483,320
		4,264,969
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	87,968
Republic Services, Inc.:
2.30%, 3/1/2030	100,000	88,155
3.38%, 11/15/2027	200,000	192,236
4.88%, 4/1/2029	610,000	622,072
5.00%, 12/15/2033	500,000	510,680
5.00%, 4/1/2034	140,000	143,363
Veralto Corp.:
5.35%, 9/18/2028 (d)	250,000	256,250
5.45%, 9/18/2033 (d)	159,000	164,962
5.50%, 9/18/2026 (d)	200,000	203,332
Waste Connections, Inc.:
2.95%, 1/15/2052	133,000	93,752
3.05%, 4/1/2050	282,000	204,272
3.50%, 5/1/2029	115,000	109,998
4.20%, 1/15/2033	105,000	101,981
Waste Management, Inc.:
0.75%, 11/15/2025	50,000	46,469
1.50%, 3/15/2031	30,000	24,522
2.95%, 6/1/2041	49,000	38,394
3.13%, 3/1/2025	250,000	244,720
4.15%, 4/15/2032 (a)	150,000	146,500
4.63%, 2/15/2033	400,000	401,608
4.88%, 2/15/2034	250,000	255,110
		3,936,344
FINANCIALS — 0.0% (c)
Brookfield Finance, Inc. 6.35%, 1/5/2034	250,000	265,962
FOOD — 1.5%
Campbell Soup Co.:
3.95%, 3/15/2025	300,000	295,377
4.15%, 3/15/2028	282,000	276,312

See accompanying notes to financial statements.
302

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 3/15/2048	$ 150,000	$ 137,037
Conagra Brands, Inc.:
1.38%, 11/1/2027	525,000	461,396
4.60%, 11/1/2025	200,000	198,226
4.85%, 11/1/2028	225,000	224,878
5.30%, 10/1/2026	120,000	121,445
5.40%, 11/1/2048	158,000	153,063
Flowers Foods, Inc. 2.40%, 3/15/2031	105,000	88,355
General Mills, Inc.:
2.88%, 4/15/2030	131,000	118,378
4.00%, 4/17/2025	565,000	558,209
4.20%, 4/17/2028	150,000	148,041
4.95%, 3/29/2033	190,000	192,637
5.24%, 11/18/2025	30,000	30,002
5.50%, 10/17/2028	115,000	119,240
Hershey Co.:
0.90%, 6/1/2025	650,000	616,232
3.13%, 11/15/2049	30,000	22,860
4.25%, 5/4/2028 (a)	140,000	140,255
4.50%, 5/4/2033 (a)	140,000	140,872
Hormel Foods Corp.:
1.80%, 6/11/2030	270,000	229,648
3.05%, 6/3/2051	85,000	61,659
Ingredion, Inc. 2.90%, 6/1/2030	120,000	107,026
J M Smucker Co.:
2.38%, 3/15/2030	30,000	25,926
4.25%, 3/15/2035 (a)	317,000	294,924
5.90%, 11/15/2028	250,000	263,235
6.20%, 11/15/2033 (a)	125,000	136,351
6.50%, 11/15/2043	115,000	128,269
6.50%, 11/15/2053 (a)	245,000	282,990
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL:
6.75%, 3/15/2034 (d)	350,000	368,242
7.25%, 11/15/2053 (d)	300,000	326,826
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.00%, 2/2/2029	600,000	527,520
3.00%, 5/15/2032	100,000	81,260
3.63%, 1/15/2032	100,000	85,341
4.38%, 2/2/2052	160,000	118,755
5.13%, 2/1/2028	290,000	288,132
5.50%, 1/15/2030	50,000	48,998
6.50%, 12/1/2052	201,000	201,328
Kellanova:
2.10%, 6/1/2030	50,000	42,963
3.25%, 4/1/2026	450,000	436,306
3.40%, 11/15/2027	563,000	540,818
5.25%, 3/1/2033	35,000	35,820
Series B, 7.45%, 4/1/2031	25,000	28,632
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	170,000	163,409
Security Description	Principal Amount	Value
3.75%, 4/1/2030 (a)	$ 100,000	$ 95,518
4.38%, 6/1/2046	375,000	328,222
4.63%, 10/1/2039	60,000	55,996
5.00%, 6/4/2042	190,000	183,652
5.20%, 7/15/2045	1,125,000	1,102,702
5.50%, 6/1/2050	205,000	211,658
6.50%, 2/9/2040	250,000	280,732
6.88%, 1/26/2039	110,000	127,424
Kroger Co.:
1.70%, 1/15/2031 (a)	750,000	607,080
2.20%, 5/1/2030 (a)	157,000	134,438
2.65%, 10/15/2026	85,000	80,379
3.50%, 2/1/2026	647,000	630,152
4.45%, 2/1/2047	100,000	88,630
4.50%, 1/15/2029	100,000	99,403
5.15%, 8/1/2043	78,000	75,016
6.90%, 4/15/2038	75,000	85,297
McCormick & Co., Inc.:
0.90%, 2/15/2026	305,000	280,945
2.50%, 4/15/2030	429,000	375,748
3.40%, 8/15/2027	50,000	47,769
Mondelez International, Inc.:
1.50%, 5/4/2025	335,000	319,506
2.75%, 4/13/2030	500,000	451,740
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	193,000	163,508
4.25%, 4/15/2031	264,000	238,503
6.25%, 7/1/2033	101,000	103,921
6.88%, 5/15/2034	250,000	269,922
Sysco Corp.:
2.45%, 12/14/2031	70,000	59,244
3.15%, 12/14/2051	130,000	93,175
3.25%, 7/15/2027	41,000	39,218
5.75%, 1/17/2029	400,000	417,256
6.00%, 1/17/2034	400,000	432,896
6.60%, 4/1/2040	96,000	108,183
6.60%, 4/1/2050	571,000	668,801
Tyson Foods, Inc.:
3.55%, 6/2/2027	200,000	190,898
4.35%, 3/1/2029	176,000	171,083
4.55%, 6/2/2047	213,000	178,888
4.88%, 8/15/2034 (a)	100,000	97,027
5.10%, 9/28/2048	520,000	472,592
		18,234,315
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	126,000	117,384
Georgia-Pacific LLC 7.75%, 11/15/2029	100,000	115,451
International Paper Co. 4.80%, 6/15/2044	300,000	276,663
Suzano Austria GmbH:
2.50%, 9/15/2028	121,000	106,243
3.75%, 1/15/2031	46,000	40,371

See accompanying notes to financial statements.
303

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/15/2030 (a)	$ 348,000	$ 335,716
6.00%, 1/15/2029	402,000	410,731
Suzano International Finance BV:
4.00%, 1/14/2025	75,000	73,343
5.50%, 1/17/2027 (a)	299,000	302,573
		1,778,475
GAS — 0.5%
Atmos Energy Corp.:
2.85%, 2/15/2052	100,000	68,148
3.38%, 9/15/2049	54,000	41,126
4.13%, 10/15/2044	100,000	88,906
4.13%, 3/15/2049	100,000	86,627
5.75%, 10/15/2052 (a)	342,000	376,292
5.90%, 11/15/2033 (a)	130,000	141,148
6.20%, 11/15/2053 (a)	150,000	176,167
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047 (a)	100,000	83,766
5.25%, 3/1/2028 (a)	333,000	341,531
5.40%, 3/1/2033	150,000	156,492
5.85%, 1/15/2041	225,000	237,022
National Fuel Gas Co.:
2.95%, 3/1/2031	200,000	167,752
5.50%, 1/15/2026	50,000	50,029
5.50%, 10/1/2026	195,000	195,792
NiSource, Inc.:
0.95%, 8/15/2025	410,000	383,268
2.95%, 9/1/2029 (a)	75,000	68,543
3.49%, 5/15/2027	200,000	192,650
3.60%, 5/1/2030 (a)	36,000	33,588
4.38%, 5/15/2047	70,000	60,424
4.80%, 2/15/2044	25,000	22,985
5.00%, 6/15/2052	100,000	93,603
5.25%, 2/15/2043	133,000	129,317
5.40%, 6/30/2033	150,000	154,761
5.65%, 2/1/2045	33,000	33,224
5.95%, 6/15/2041	72,000	75,105
ONE Gas, Inc.:
4.50%, 11/1/2048	74,000	65,327
5.10%, 4/1/2029	165,000	168,297
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	91,000	63,506
3.64%, 11/1/2046	200,000	146,922
5.40%, 6/15/2033	175,000	180,227
Southern California Gas Co.:
Series WW, 3.95%, 2/15/2050	29,000	23,085
Series MM, 5.13%, 11/15/2040 (a)	150,000	148,025
5.75%, 6/1/2053	300,000	316,737
6.35%, 11/15/2052	195,000	223,107
Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	$ 46,000	$ 35,867
5.15%, 9/15/2032	15,000	15,209
5.75%, 9/15/2033	155,000	162,922
Southwest Gas Corp.:
2.20%, 6/15/2030	63,000	53,517
3.80%, 9/29/2046 (a)	50,000	37,439
5.45%, 3/23/2028	615,000	629,293
Spire Missouri, Inc. 4.80%, 2/15/2033	20,000	20,019
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	50,000	37,584
Series K, 3.80%, 9/15/2046	190,000	145,099
		5,930,448
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	40,000	33,701
Regal Rexnord Corp.:
6.05%, 2/15/2026 (d)	402,000	406,289
6.05%, 4/15/2028 (d)	222,000	224,977
6.30%, 2/15/2030 (d)	125,000	128,675
6.40%, 4/15/2033 (d)	250,000	261,077
Snap-on, Inc. 4.10%, 3/1/2048	100,000	88,833
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	250,000	212,775
3.00%, 5/15/2032	100,000	86,453
3.40%, 3/1/2026	250,000	241,840
4.25%, 11/15/2028	398,000	389,805
5.20%, 9/1/2040 (a)	53,000	51,605
		2,126,030
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028	175,000	156,004
1.40%, 6/30/2030 (a)	100,000	84,642
2.95%, 3/15/2025	315,000	308,549
3.75%, 11/30/2026	1,452,000	1,432,688
3.88%, 9/15/2025	120,000	118,832
4.75%, 4/15/2043 (a)	100,000	101,547
4.90%, 11/30/2046	200,000	205,070
6.15%, 11/30/2037	135,000	155,296
Baxter International, Inc.:
1.92%, 2/1/2027	400,000	366,604
2.27%, 12/1/2028	291,000	260,783
2.54%, 2/1/2032 (a)	170,000	142,638
3.13%, 12/1/2051 (a)	36,000	24,825
3.95%, 4/1/2030	300,000	284,643
Boston Scientific Corp.:
1.90%, 6/1/2025	103,000	98,638
2.65%, 6/1/2030	1,050,000	938,217
4.70%, 3/1/2049 (a)	85,000	81,815

See accompanying notes to financial statements.
304

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Danaher Corp.:
2.80%, 12/10/2051	$ 275,000	$ 190,883
3.35%, 9/15/2025 (a)	450,000	439,974
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	413,000	365,034
DH Europe Finance II SARL 2.60%, 11/15/2029	120,000	108,575
Edwards Lifesciences Corp. 4.30%, 6/15/2028	200,000	197,114
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	325,000	327,866
5.86%, 3/15/2030	500,000	525,680
5.91%, 11/22/2032 (a)	500,000	533,225
6.38%, 11/22/2052 (a)	300,000	348,660
Koninklijke Philips NV 6.88%, 3/11/2038	135,000	150,694
Medtronic Global Holdings SCA 4.50%, 3/30/2033 (a)	200,000	200,012
Medtronic, Inc. 4.63%, 3/15/2045	350,000	340,886
Revvity, Inc.:
2.55%, 3/15/2031	50,000	42,279
3.30%, 9/15/2029	224,000	203,249
3.63%, 3/15/2051	119,000	85,803
Smith & Nephew PLC 2.03%, 10/14/2030	150,000	123,970
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	100,000	85,985
Stryker Corp.:
1.15%, 6/15/2025	115,000	108,784
1.95%, 6/15/2030	15,000	12,828
3.38%, 11/1/2025	150,000	146,017
3.50%, 3/15/2026	535,000	521,850
4.10%, 4/1/2043	164,000	144,379
4.63%, 3/15/2046	167,000	161,317
4.85%, 12/8/2028	115,000	116,341
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	300,000	267,657
2.60%, 10/1/2029	300,000	273,465
4.10%, 8/15/2047	371,000	331,336
4.80%, 11/21/2027 (a)	70,000	71,385
5.00%, 12/5/2026	200,000	203,256
5.00%, 1/31/2029	350,000	359,387
5.09%, 8/10/2033	300,000	312,159
5.20%, 1/31/2034 (a)	125,000	131,157
5.30%, 2/1/2044	50,000	52,037
5.40%, 8/10/2043	85,000	89,938
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031 (a)	50,000	42,771
3.05%, 1/15/2026	173,000	167,051
3.55%, 4/1/2025	110,000	107,728
5.35%, 12/1/2028	100,000	103,027
		12,754,550
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 3.4%
Adventist Health System:
2.95%, 3/1/2029 (a)	$ 261,000	$ 235,816
5.43%, 3/1/2032	40,000	40,727
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	500,000	429,415
3.83%, 8/15/2028 (a)	40,000	38,860
Aetna, Inc.:
3.88%, 8/15/2047	159,000	124,559
4.13%, 11/15/2042	200,000	166,328
4.75%, 3/15/2044	135,000	121,469
AHS Hospital Corp. 5.02%, 7/1/2045	250,000	244,042
Allina Health System:
Series 2021, 2.90%, 11/15/2051	50,000	33,867
Series 2019, 3.89%, 4/15/2049	25,000	20,770
Ascension Health:
Series B, 2.53%, 11/15/2029 (a)	500,000	447,110
3.95%, 11/15/2046	90,000	77,531
4.85%, 11/15/2053	50,000	48,412
Banner Health:
2.91%, 1/1/2051	25,000	17,131
Series 2020, 3.18%, 1/1/2050	70,000	51,274
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	37,013
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	200,000	166,772
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030 (a)	82,000	67,987
3.97%, 11/15/2046	100,000	85,165
4.19%, 11/15/2045	150,000	134,190
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	146,000	101,600
3.46%, 6/1/2030	575,000	512,221
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	69,833
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	130,000	108,663
Centene Corp.:
2.50%, 3/1/2031	300,000	249,966
3.00%, 10/15/2030	450,000	391,707

See accompanying notes to financial statements.
305

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 2/15/2030	$ 1,175,000	$ 1,054,363
4.25%, 12/15/2027	400,000	386,344
4.63%, 12/15/2029	631,000	606,252
Children's Health System of Texas 2.51%, 8/15/2050	130,000	81,250
Children's Hospital Series 2020, 2.93%, 7/15/2050	100,000	64,952
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047 (a)	50,000	44,052
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	100,000	91,542
CHRISTUS Health Series C, 4.34%, 7/1/2028	34,000	33,427
City of Hope:
Series 2018, 4.38%, 8/15/2048	193,000	163,442
Series 2013, 5.62%, 11/15/2043	110,000	110,095
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	255,000	239,884
CommonSpirit Health:
1.55%, 10/1/2025	150,000	140,357
2.78%, 10/1/2030	580,000	502,448
3.35%, 10/1/2029	269,000	245,379
AGM, 3.82%, 10/1/2049 (f)	110,000	86,887
3.91%, 10/1/2050	40,000	31,500
4.35%, 11/1/2042	250,000	217,045
6.07%, 11/1/2027	80,000	82,374
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	20,000	13,369
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	75,000	55,906
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	250,000	197,102
Dignity Health 5.27%, 11/1/2064 (a)	100,000	93,703
Elevance Health, Inc.:
1.50%, 3/15/2026	260,000	242,567
2.38%, 1/15/2025	300,000	291,531
2.55%, 3/15/2031	290,000	251,879
3.13%, 5/15/2050 (a)	975,000	705,032
4.10%, 3/1/2028	350,000	344,984
4.10%, 5/15/2032	35,000	33,408
4.55%, 3/1/2048	330,000	301,198
4.65%, 8/15/2044	200,000	185,594
4.75%, 2/15/2033	150,000	150,141
5.10%, 1/15/2044	440,000	431,565
5.13%, 2/15/2053 (a)	515,000	516,627
Security Description	Principal Amount	Value
5.35%, 10/15/2025	$ 90,000	$ 90,662
5.50%, 10/15/2032	145,000	151,769
6.10%, 10/15/2052	55,000	62,541
6.38%, 6/15/2037	100,000	110,999
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	50,000	34,317
4.21%, 7/1/2048 (a)	300,000	264,948
4.50%, 7/1/2057	100,000	90,276
HCA, Inc.:
2.38%, 7/15/2031	400,000	330,812
3.38%, 3/15/2029	240,000	221,388
3.50%, 9/1/2030	350,000	317,471
3.50%, 7/15/2051	262,000	184,534
3.63%, 3/15/2032	200,000	178,902
4.13%, 6/15/2029	358,000	342,570
4.38%, 3/15/2042	125,000	105,848
4.50%, 2/15/2027	347,000	343,409
4.63%, 3/15/2052	59,000	50,353
5.13%, 6/15/2039	240,000	228,881
5.20%, 6/1/2028	85,000	85,842
5.25%, 4/15/2025	193,000	192,977
5.25%, 6/15/2026	492,000	494,504
5.25%, 6/15/2049	578,000	537,887
5.38%, 2/1/2025	100,000	99,959
5.38%, 9/1/2026	481,000	483,458
5.50%, 6/1/2033	200,000	203,392
5.50%, 6/15/2047	421,000	405,343
5.63%, 9/1/2028 (a)	200,000	204,680
5.88%, 2/15/2026	180,000	181,676
5.88%, 2/1/2029	134,000	138,256
5.90%, 6/1/2053	50,000	51,342
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	166,000	137,219
Humana, Inc.:
1.35%, 2/3/2027	75,000	67,695
3.13%, 8/15/2029	100,000	92,777
3.70%, 3/23/2029	90,000	86,590
3.95%, 3/15/2027	100,000	97,776
4.88%, 4/1/2030 (a)	43,000	43,536
4.95%, 10/1/2044	100,000	94,904
5.70%, 3/13/2026 (a)	100,000	100,079
5.75%, 3/1/2028	100,000	103,975
5.75%, 12/1/2028	350,000	365,960
5.88%, 3/1/2033	150,000	159,806
5.95%, 3/15/2034 (a)	350,000	374,762
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	25,000	17,130
3.97%, 11/1/2048	200,000	172,072
Inova Health System Foundation 4.07%, 5/15/2052 (a)	10,000	8,728

See accompanying notes to financial statements.
306

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	$ 225,000	$ 172,706
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	75,741
IQVIA, Inc. 6.25%, 2/1/2029 (d)	195,000	203,635
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	200,000	150,250
Series 2021, 3.00%, 6/1/2051	250,000	178,372
Series 2019, 3.27%, 11/1/2049 (a)	425,000	319,693
4.15%, 5/1/2047	310,000	274,114
4.88%, 4/1/2042	60,000	58,588
Laboratory Corp. of America Holdings:
2.95%, 12/1/2029	150,000	135,141
3.60%, 2/1/2025	113,000	111,085
4.70%, 2/1/2045 (a)	50,000	46,106
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (a)	250,000	183,975
Series 2020, 3.34%, 7/1/2060 (a)	115,000	82,224
Series 2017, 3.77%, 7/1/2048	50,000	41,495
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	300,000	210,681
Series 2012-B, 3.77%, 11/15/2043	55,000	47,208
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	125,000	107,998
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	130,000	98,953
Memorial Health Services 3.45%, 11/1/2049	150,000	113,663
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	196,000	138,844
Series 2015, 4.20%, 7/1/2055 (a)	108,000	94,890
5.00%, 7/1/2042	100,000	99,507
Methodist Hospital Series 20A, 2.71%, 12/1/2050	225,000	150,230
Montefiore Obligated Group:
4.29%, 9/1/2050	160,000	98,627
Series 18-C, 5.25%, 11/1/2048	100,000	72,552
Security Description	Principal Amount	Value
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	$ 150,000	$ 118,502
Mount Sinai Hospital:
Series 2019, 3.74%, 7/1/2049	779,000	600,017
Series 2017, 3.98%, 7/1/2048	100,000	82,413
MultiCare Health System 2.80%, 8/15/2050	90,000	55,330
MyMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	72,126
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119 (a)	100,000	73,813
4.02%, 8/1/2045	180,000	155,147
4.06%, 8/1/2056 (a)	100,000	84,552
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	95,094
4.26%, 11/1/2047	135,000	114,373
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	50,000	33,390
Novant Health, Inc.:
2.64%, 11/1/2036	185,000	142,602
3.17%, 11/1/2051	100,000	70,075
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	50,000	31,199
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	130,000	92,080
4.37%, 7/1/2047	249,000	222,439
4.78%, 7/1/2044	80,000	75,241
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	365,000	246,696
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	100,000	73,691
Orlando Health Obligated Group 3.33%, 10/1/2050	150,000	111,372
PeaceHealth Obligated Group:
Series 2020, 1.38%, 11/15/2025	100,000	92,593
Series 2020, 3.22%, 11/15/2050	80,000	51,940

See accompanying notes to financial statements.
307

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2018, 4.79%, 11/15/2048	$ 50,000	$ 43,701
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	250,000	178,323
Presbyterian Healthcare Services 4.88%, 8/1/2052	200,000	197,670
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	220,000	192,172
Series A, 3.93%, 10/1/2048	660,000	510,668
5.40%, 10/1/2033	100,000	101,879
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	64,000	62,231
4.20%, 6/30/2029	100,000	98,109
6.40%, 11/30/2033 (a)	220,000	244,378
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	100,000	95,379
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	41,324
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	300,000	197,394
SSM Health Care Corp. 4.89%, 6/1/2028	200,000	200,738
Stanford Health Care:
3.03%, 8/15/2051	50,000	35,041
Series 2020, 3.31%, 8/15/2030 (a)	578,000	530,228
Series 2018, 3.80%, 11/15/2048	50,000	41,594
Summa Health AGM, 3.51%, 11/15/2051 (f)	50,000	35,677
Sutter Health:
Series 20A, 1.32%, 8/15/2025	126,000	117,795
Series 20A, 3.36%, 8/15/2050	100,000	74,173
Series 2018, 3.70%, 8/15/2028 (a)	200,000	191,600
5.16%, 8/15/2033	270,000	275,143
Texas Health Resources 4.33%, 11/15/2055	50,000	45,051
Toledo Hospital AGM, 5.75%, 11/15/2038 (f)	730,000	728,722
Trinity Health Corp.:
Series 2019, 3.43%, 12/1/2048	100,000	78,754
4.13%, 12/1/2045	110,000	95,846
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	270,000	252,920
2.00%, 5/15/2030	437,000	377,843
Security Description	Principal Amount	Value
2.88%, 8/15/2029	$ 75,000	$ 69,668
2.95%, 10/15/2027	200,000	190,126
3.13%, 5/15/2060	115,000	81,872
3.25%, 5/15/2051	505,000	383,739
3.38%, 4/15/2027	100,000	96,853
3.70%, 8/15/2049	452,000	368,276
3.75%, 7/15/2025	335,000	330,266
3.75%, 10/15/2047	220,000	181,386
3.85%, 6/15/2028	300,000	293,985
3.88%, 12/15/2028	200,000	195,956
3.88%, 8/15/2059	501,000	409,051
3.95%, 10/15/2042	10,000	8,760
4.00%, 5/15/2029	50,000	49,257
4.20%, 5/15/2032	165,000	161,349
4.20%, 1/15/2047	100,000	88,918
4.25%, 1/15/2029	150,000	149,679
4.25%, 3/15/2043	25,000	23,125
4.25%, 4/15/2047	1,156,000	1,032,377
4.25%, 6/15/2048	175,000	156,525
4.38%, 3/15/2042	100,000	92,678
4.50%, 4/15/2033	190,000	188,552
4.63%, 7/15/2035	66,000	66,407
4.63%, 11/15/2041	150,000	143,559
4.75%, 7/15/2045	550,000	533,797
4.75%, 5/15/2052	404,000	388,511
4.95%, 5/15/2062	200,000	196,612
5.05%, 4/15/2053 (a)	122,000	123,410
5.20%, 4/15/2063	467,000	477,311
5.25%, 2/15/2028	105,000	108,611
5.35%, 2/15/2033 (a)	150,000	158,654
5.80%, 3/15/2036	71,000	77,673
5.88%, 2/15/2053	455,000	515,260
5.95%, 2/15/2041	100,000	109,875
6.05%, 2/15/2063	345,000	398,934
6.50%, 6/15/2037	281,000	329,916
6.63%, 11/15/2037	800,000	939,720
Universal Health Services, Inc.:
2.65%, 10/15/2030	50,000	42,331
2.65%, 1/15/2032	500,000	410,060
UPMC:
Series D-1, 3.60%, 4/3/2025	500,000	488,055
5.38%, 5/15/2043	200,000	203,086
WakeMed Series A, 3.29%, 10/1/2052	50,000	36,039
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	369,000	329,321
		41,765,488
HOME BUILDERS — 0.1%
Lennar Corp.:
4.75%, 5/30/2025	325,000	323,105
4.75%, 11/29/2027	71,000	71,006
5.25%, 6/1/2026	100,000	100,406

See accompanying notes to financial statements.
308

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MDC Holdings, Inc.:
3.85%, 1/15/2030	$ 100,000	$ 91,707
6.00%, 1/15/2043	200,000	186,622
NVR, Inc. 3.00%, 5/15/2030	100,000	89,106
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	291,000	292,630
5.50%, 3/1/2026	326,000	330,326
7.88%, 6/15/2032	50,000	58,753
Toll Brothers Finance Corp.:
4.35%, 2/15/2028 (a)	165,000	161,248
4.88%, 3/15/2027	25,000	24,887
		1,729,796
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	74,000	69,879
4.40%, 3/15/2029 (a)	198,000	191,894
Whirlpool Corp.:
2.40%, 5/15/2031	50,000	41,926
4.50%, 6/1/2046 (a)	1,065,000	900,958
4.75%, 2/26/2029 (a)	152,000	151,386
		1,356,043
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	50,000	48,940
3.10%, 8/15/2027	50,000	48,267
3.25%, 8/15/2032	25,000	23,222
4.60%, 3/1/2028 (a)	50,000	51,258
4.60%, 3/1/2033 (a)	50,000	51,989
4.80%, 3/2/2026	100,000	101,289
Conopco, Inc. Series E, 7.25%, 12/15/2026	50,000	53,613
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029	1,240,000	1,104,319
4.15%, 3/15/2047	270,000	233,483
4.38%, 5/15/2028	150,000	149,895
5.15%, 5/15/2053	110,000	112,247
Haleon U.K. Capital PLC 3.13%, 3/24/2025	400,000	390,592
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	240,592
3.38%, 3/24/2029 (a)	270,000	255,485
3.63%, 3/24/2032	250,000	230,805
4.00%, 3/24/2052	190,000	161,432
Kenvue, Inc. 5.20%, 3/22/2063	200,000	209,286
Procter & Gamble Co.:
0.55%, 10/29/2025	400,000	373,800
1.90%, 2/1/2027	190,000	177,283
2.45%, 11/3/2026	102,000	97,434
2.70%, 2/2/2026	185,000	178,828
2.80%, 3/25/2027	275,000	263,417
3.00%, 3/25/2030	600,000	561,912
Security Description	Principal Amount	Value
3.55%, 3/25/2040	$ 218,000	$ 194,833
4.10%, 1/26/2026 (a)	280,000	279,205
Unilever Capital Corp.:
1.38%, 9/14/2030	50,000	41,476
1.75%, 8/12/2031 (a)	130,000	108,069
2.00%, 7/28/2026	114,000	107,409
2.13%, 9/6/2029	59,000	52,634
2.63%, 8/12/2051	60,000	41,282
3.38%, 3/22/2025	75,000	73,749
3.50%, 3/22/2028	200,000	193,990
5.90%, 11/15/2032 (a)	78,000	86,940
		6,298,975
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
4.88%, 12/6/2028	200,000	202,536
5.75%, 3/15/2033	200,000	211,710
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	250,000	208,708
5.00%, 6/15/2052	25,000	25,051
5.60%, 11/15/2032 (a)	95,000	101,907
Clorox Co.:
1.80%, 5/15/2030	200,000	167,008
4.60%, 5/1/2032	70,000	69,760
Kimberly-Clark Corp.:
2.00%, 11/2/2031	50,000	42,295
3.10%, 3/26/2030	300,000	279,912
3.20%, 4/25/2029	50,000	47,401
3.90%, 5/4/2047	265,000	225,136
6.63%, 8/1/2037	491,000	584,756
		2,166,180
INSURANCE — 2.9%
ACE Capital Trust II 9.70%, 4/1/2030	35,000	41,307
Aflac, Inc.:
1.13%, 3/15/2026	316,000	291,674
3.60%, 4/1/2030	299,000	282,552
4.75%, 1/15/2049	174,000	163,659
Alleghany Corp. 3.63%, 5/15/2030	300,000	283,770
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	630,000	613,929
Allstate Corp.:
0.75%, 12/15/2025	550,000	507,254
5.25%, 3/30/2033 (a)	80,000	81,724
5.95%, 4/1/2036	173,000	184,940
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (b)	33,000	32,804
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	300,000	287,871
American Financial Group, Inc. 5.25%, 4/2/2030	100,000	100,266

See accompanying notes to financial statements.
309

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
American International Group, Inc.:
3.40%, 6/30/2030 (a)	$ 100,000	$ 92,005
4.38%, 6/30/2050	100,000	89,465
4.50%, 7/16/2044	184,000	166,325
4.75%, 4/1/2048	310,000	293,725
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (a) (b)	162,000	160,135
Aon Corp.:
2.80%, 5/15/2030	100,000	88,699
4.50%, 12/15/2028 (a)	100,000	98,823
8.21%, 1/1/2027	125,000	133,402
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	100,000	84,691
2.85%, 5/28/2027	270,000	255,099
3.90%, 2/28/2052	303,000	240,215
5.00%, 9/12/2032	200,000	200,264
5.35%, 2/28/2033	125,000	128,411
Aon Global Ltd.:
3.88%, 12/15/2025	70,000	68,543
4.60%, 6/14/2044	50,000	44,808
Arch Capital Group Ltd. 3.64%, 6/30/2050	259,000	198,088
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	235,000	223,241
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	200,000	134,240
3.50%, 5/20/2051	95,000	70,429
5.50%, 3/2/2033	190,000	193,523
6.50%, 2/15/2034	180,000	197,005
Assurant, Inc. 3.70%, 2/22/2030 (a)	50,000	45,039
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	100,000	88,397
6.13%, 9/15/2028 (a)	40,000	41,938
Athene Holding Ltd.:
3.95%, 5/25/2051 (a)	86,000	64,667
4.13%, 1/12/2028 (a)	25,000	23,908
5.88%, 1/15/2034	250,000	252,452
6.15%, 4/3/2030	310,000	320,298
6.65%, 2/1/2033 (a)	100,000	106,155
AXA SA 8.60%, 12/15/2030 (a)	75,000	90,238
AXIS Specialty Finance LLC 5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (b)	35,000	29,122
AXIS Specialty Finance PLC 4.00%, 12/6/2027	50,000	47,901
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	200,000	168,588
2.30%, 3/15/2027 (a)	100,000	94,574
2.85%, 10/15/2050	550,000	385,929
Security Description	Principal Amount	Value
3.85%, 3/15/2052	$ 75,000	$ 62,924
4.20%, 8/15/2048	186,000	171,512
4.25%, 1/15/2049	282,000	263,504
4.30%, 5/15/2043	135,000	126,542
4.40%, 5/15/2042	59,000	56,956
5.75%, 1/15/2040 (a)	328,000	372,159
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	500,000	486,030
4.50%, 2/11/2043 (a)	125,000	121,670
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	271,000	179,074
5.63%, 5/15/2030 (a)	528,000	534,933
Brown & Brown, Inc.:
2.38%, 3/15/2031	180,000	147,713
4.20%, 3/17/2032	140,000	128,143
Chubb Corp. 6.00%, 5/11/2037	180,000	199,078
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051	100,000	72,579
3.05%, 12/15/2061	50,000	35,905
3.15%, 3/15/2025	633,000	619,258
3.35%, 5/3/2026	50,000	48,661
4.35%, 11/3/2045 (a)	200,000	187,968
Cincinnati Financial Corp.:
6.13%, 11/1/2034	300,000	314,535
6.92%, 5/15/2028	20,000	21,435
CNA Financial Corp.:
4.50%, 3/1/2026	163,000	161,271
5.50%, 6/15/2033 (a)	200,000	206,236
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	98,971
Corebridge Financial, Inc.:
3.65%, 4/5/2027	245,000	235,940
3.90%, 4/5/2032	375,000	339,709
4.40%, 4/5/2052	156,000	130,878
5.75%, 1/15/2034	500,000	511,650
6.05%, 9/15/2033 (d)	215,000	224,443
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (b)	43,000	42,871
Enstar Finance LLC:
5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (b)	75,000	63,722
5 yr. CMT + 5.47%, 5.75%, 9/1/2040 (b)	150,000	141,714
Enstar Group Ltd.:
3.10%, 9/1/2031	277,000	226,112
4.95%, 6/1/2029	57,000	55,626
Equitable Holdings, Inc.:
4.35%, 4/20/2028	164,000	158,568
5.00%, 4/20/2048	322,000	299,985
7.00%, 4/1/2028	100,000	106,656
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	20,000	13,717
3.50%, 10/15/2050	160,000	118,024

See accompanying notes to financial statements.
310

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	$ 100,000	$ 103,141
Fairfax Financial Holdings Ltd.:
4.85%, 4/17/2028	105,000	103,479
5.63%, 8/16/2032	59,000	59,057
6.00%, 12/7/2033 (d)	500,000	513,430
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	500,000	414,580
3.20%, 9/17/2051	100,000	63,750
First American Financial Corp. 4.00%, 5/15/2030	300,000	270,957
Globe Life, Inc. 4.55%, 9/15/2028	44,000	43,640
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	525,000	515,529
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	326,000	284,917
5.95%, 10/15/2036	100,000	106,263
Horace Mann Educators Corp. 7.25%, 9/15/2028	265,000	281,690
Jackson Financial, Inc.:
4.00%, 11/23/2051	150,000	106,714
5.17%, 6/8/2027 (a)	155,000	154,716
5.67%, 6/8/2032 (a)	30,000	30,481
Kemper Corp. 2.40%, 9/30/2030	50,000	39,095
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	250,000	220,922
3.40%, 1/15/2031 (a)	250,000	223,960
3.80%, 3/1/2028 (a)	201,000	193,018
7.00%, 6/15/2040	400,000	449,984
Loews Corp.:
3.20%, 5/15/2030	125,000	114,512
6.00%, 2/1/2035	50,000	54,491
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (a) (b)	455,000	430,212
4.15%, 3/4/2026	200,000	197,610
5.38%, 3/4/2046	70,000	71,240
Markel Group, Inc.:
3.35%, 9/17/2029	75,000	68,742
3.45%, 5/7/2052	50,000	35,736
4.15%, 9/17/2050	88,000	71,542
4.30%, 11/1/2047	100,000	81,576
5.00%, 4/5/2046	55,000	49,932
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	100,000	86,391
2.38%, 12/15/2031 (a)	100,000	85,199
2.90%, 12/15/2051	55,000	36,999
3.50%, 3/10/2025	175,000	171,885
3.75%, 3/14/2026	35,000	34,333
Security Description	Principal Amount	Value
4.20%, 3/1/2048	$ 100,000	$ 87,366
4.75%, 3/15/2039	50,000	48,669
4.90%, 3/15/2049	156,000	150,883
5.40%, 9/15/2033	200,000	211,110
5.70%, 9/15/2053	200,000	217,340
5.75%, 11/1/2032 (a)	100,000	107,734
MetLife, Inc.:
4.05%, 3/1/2045	405,000	352,378
4.13%, 8/13/2042	100,000	88,780
4.55%, 3/23/2030 (a)	126,000	126,848
4.60%, 5/13/2046	139,000	132,406
4.72%, 12/15/2044	281,000	264,146
4.88%, 11/13/2043	237,000	231,203
5.00%, 7/15/2052	275,000	273,380
5.25%, 1/15/2054	451,000	464,174
5.38%, 7/15/2033	200,000	208,636
5.70%, 6/15/2035	160,000	172,053
5.88%, 2/6/2041	100,000	109,283
6.40%, 12/15/2066	165,000	170,173
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	215,000	209,659
Old Republic International Corp. 3.85%, 6/11/2051	125,000	91,717
PartnerRe Finance B LLC:
3.70%, 7/2/2029	100,000	94,609
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (b)	148,000	127,397
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	84,485
3.70%, 5/15/2029	240,000	226,356
4.35%, 5/15/2043	125,000	110,489
4.63%, 9/15/2042	50,000	45,702
5.38%, 3/15/2033	110,000	112,784
5.50%, 3/15/2053	200,000	201,862
6.05%, 10/15/2036	25,000	26,856
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,547
3.20%, 3/26/2030	748,000	692,334
3.70%, 3/15/2052 (a)	25,000	20,289
3.95%, 3/26/2050	100,000	84,813
4.13%, 4/15/2047 (a)	122,000	107,671
4.20%, 3/15/2048	75,000	66,871
4.35%, 4/25/2044	50,000	44,547
4.95%, 6/15/2033 (a)	100,000	102,542
6.25%, 12/1/2032	150,000	167,136
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (b)	2,000	1,732
Series MTN, 3.70%, 3/13/2051	200,000	158,676
3.91%, 12/7/2047	335,000	274,636
3.94%, 12/7/2049	273,000	225,198

See accompanying notes to financial statements.
311

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.42%, 3/27/2048	$ 100,000	$ 88,103
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	842,000	786,638
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (b)	120,000	112,732
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (a) (b)	280,000	276,665
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (b)	402,000	390,997
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (b)	199,000	198,433
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (b)	125,000	130,520
Prudential Funding Asia PLC:
3.13%, 4/14/2030	10,000	8,989
3.63%, 3/24/2032	2,050,000	1,843,647
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	492,000	442,121
6.00%, 9/15/2033	85,000	89,146
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	100,000	94,374
3.70%, 4/1/2025	325,000	317,307
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	111,000	103,039
5.75%, 6/5/2033	100,000	101,120
Stewart Information Services Corp. 3.60%, 11/15/2031	125,000	97,332
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	200,000	259,974
Travelers Cos., Inc.:
3.05%, 6/8/2051	75,000	55,336
4.00%, 5/30/2047	260,000	223,834
4.05%, 3/7/2048	65,000	56,807
4.10%, 3/4/2049	200,000	174,180
5.45%, 5/25/2053	175,000	189,236
Series MTN, 6.25%, 6/15/2037	81,000	91,922
6.75%, 6/20/2036	100,000	117,849
Unum Group:
4.50%, 12/15/2049	165,000	130,639
5.75%, 8/15/2042	100,000	97,454
W R Berkley Corp. 4.75%, 8/1/2044	239,000	213,907
Willis North America, Inc.:
4.65%, 6/15/2027	303,000	300,258
5.05%, 9/15/2048	20,000	18,583
5.35%, 5/15/2033	400,000	404,312
XL Group Ltd. 5.25%, 12/15/2043	25,000	24,123
		35,020,534
Security Description	Principal Amount	Value
INTERNET — 1.8%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	$ 278,000	$ 230,220
2.70%, 2/9/2041	300,000	205,386
3.15%, 2/9/2051	67,000	44,455
3.25%, 2/9/2061	200,000	126,376
3.40%, 12/6/2027 (a)	417,000	395,324
4.00%, 12/6/2037	325,000	279,997
4.20%, 12/6/2047	179,000	146,141
4.40%, 12/6/2057	200,000	162,606
4.50%, 11/28/2034	275,000	258,088
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	282,000	252,105
1.90%, 8/15/2040	510,000	354,256
2.05%, 8/15/2050	400,000	250,340
2.25%, 8/15/2060	150,000	93,167
Amazon.com, Inc.:
0.80%, 6/3/2025	1,579,000	1,496,513
1.00%, 5/12/2026	500,000	462,040
1.20%, 6/3/2027	482,000	434,711
1.50%, 6/3/2030	350,000	296,499
1.65%, 5/12/2028	150,000	135,057
2.10%, 5/12/2031	250,000	215,625
2.50%, 6/3/2050	195,000	129,917
2.70%, 6/3/2060	298,000	197,467
2.88%, 5/12/2041	164,000	128,812
3.00%, 4/13/2025	575,000	563,132
3.15%, 8/22/2027	426,000	409,390
3.25%, 5/12/2061	849,000	624,830
3.45%, 4/13/2029 (a)	900,000	871,974
3.60%, 4/13/2032	25,000	23,798
3.88%, 8/22/2037	500,000	464,080
3.95%, 4/13/2052	266,000	233,173
4.05%, 8/22/2047	322,000	290,405
4.10%, 4/13/2062	250,000	221,055
4.25%, 8/22/2057	316,000	291,409
4.55%, 12/1/2027 (a)	100,000	101,470
4.60%, 12/1/2025	322,000	323,159
4.65%, 12/1/2029 (a)	400,000	410,308
4.70%, 12/1/2032	375,000	385,275
4.80%, 12/5/2034	200,000	206,986
4.95%, 12/5/2044	497,000	512,964
5.20%, 12/3/2025	208,000	210,536
Baidu, Inc.:
1.72%, 4/9/2026 (a)	530,000	491,893
2.38%, 10/9/2030 (a)	150,000	126,504
3.08%, 4/7/2025 (a)	200,000	194,678
3.43%, 4/7/2030	200,000	181,868
3.63%, 7/6/2027	50,000	47,950
4.13%, 6/30/2025	250,000	245,913
4.38%, 3/29/2028 (a)	195,000	191,412
Booking Holdings, Inc.:
3.60%, 6/1/2026	275,000	269,720
4.63%, 4/13/2030 (a)	400,000	402,936

See accompanying notes to financial statements.
312

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
eBay, Inc.:
1.40%, 5/10/2026 (a)	$ 175,000	$ 162,127
1.90%, 3/11/2025	50,000	48,085
2.60%, 5/10/2031 (a)	225,000	196,148
2.70%, 3/11/2030	100,000	89,081
3.60%, 6/5/2027	300,000	290,301
3.65%, 5/10/2051 (a)	100,000	76,442
4.00%, 7/15/2042	100,000	83,248
5.90%, 11/22/2025	362,000	368,216
Expedia Group, Inc.:
3.25%, 2/15/2030 (a)	240,000	220,094
3.80%, 2/15/2028 (a)	112,000	107,847
4.63%, 8/1/2027	325,000	324,116
JD.com, Inc.:
3.38%, 1/14/2030	175,000	158,372
3.88%, 4/29/2026	100,000	97,414
4.13%, 1/14/2050	65,000	50,749
Meta Platforms, Inc.:
3.50%, 8/15/2027	254,000	247,223
3.85%, 8/15/2032	350,000	332,846
4.45%, 8/15/2052	300,000	276,057
4.60%, 5/15/2028	200,000	203,088
4.65%, 8/15/2062	365,000	340,647
4.80%, 5/15/2030	70,000	71,726
4.95%, 5/15/2033 (a)	339,000	349,797
5.60%, 5/15/2053	275,000	298,562
5.75%, 5/15/2063	314,000	344,207
Netflix, Inc.:
4.88%, 4/15/2028	100,000	101,221
5.88%, 2/15/2025	270,000	272,114
6.38%, 5/15/2029 (a)	300,000	326,520
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	700,000	657,363
2.00%, 9/3/2030	286,000	231,857
VeriSign, Inc. 4.75%, 7/15/2027	50,000	49,529
Weibo Corp. 3.38%, 7/8/2030 (a)	537,000	461,664
		21,428,581
INVESTMENT COMPANY SECURITY — 0.6%
ARES Capital Corp.:
2.15%, 7/15/2026	8,000	7,290
2.88%, 6/15/2028	250,000	221,518
3.20%, 11/15/2031	100,000	83,693
3.25%, 7/15/2025	37,000	35,446
3.88%, 1/15/2026	455,000	437,373
4.25%, 3/1/2025	200,000	195,296
7.00%, 1/15/2027	390,000	401,501
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	200,000	180,604
Barings BDC, Inc. 3.30%, 11/23/2026	50,000	45,633
Security Description	Principal Amount	Value
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	$ 100,000	$ 93,551
Blackstone Private Credit Fund:
2.63%, 12/15/2026	174,000	157,665
2.70%, 1/15/2025	143,000	138,045
3.25%, 3/15/2027	200,000	183,314
4.00%, 1/15/2029 (a)	200,000	182,350
7.30%, 11/27/2028 (d)	250,000	259,115
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	385,000	352,656
2.85%, 9/30/2028	84,000	72,822
Blue Owl Capital Corp.:
2.63%, 1/15/2027	100,000	90,128
2.88%, 6/11/2028 (a)	200,000	175,678
3.75%, 7/22/2025	50,000	47,924
4.00%, 3/30/2025	155,000	150,632
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (a) (d)	70,000	72,167
Blue Owl Credit Income Corp.:
5.50%, 3/21/2025	100,000	98,546
7.75%, 1/15/2029 (d)	175,000	180,145
7.95%, 6/13/2028 (d)	350,000	362,001
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	100,000	87,347
FS KKR Capital Corp.:
2.63%, 1/15/2027	50,000	44,847
3.13%, 10/12/2028	564,000	491,599
3.40%, 1/15/2026	219,000	207,299
7.88%, 1/15/2029	200,000	212,126
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	50,000	47,502
Golub Capital BDC, Inc. 7.05%, 12/5/2028 (a)	125,000	131,394
Main Street Capital Corp. 3.00%, 7/14/2026	500,000	456,180
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	140,000	125,254
7.10%, 2/15/2029	100,000	103,043
Oaktree Strategic Credit Fund 8.40%, 11/14/2028 (a) (d)	40,000	42,230
Prospect Capital Corp.:
3.36%, 11/15/2026	87,000	78,252
3.44%, 10/15/2028 (a)	81,000	68,068
3.71%, 1/22/2026 (a)	470,000	440,898
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	810,000	835,604
		7,596,736
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.55%, 3/11/2026	800,000	788,088
6.80%, 11/29/2032 (a)	75,000	81,134

See accompanying notes to financial statements.
313

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Nucor Corp.:
2.98%, 12/15/2055	$ 100,000	$ 67,927
3.85%, 4/1/2052	210,000	175,125
3.95%, 5/23/2025	290,000	285,363
4.40%, 5/1/2048	25,000	22,822
Steel Dynamics, Inc. 2.40%, 6/15/2025	782,000	749,054
Vale Overseas Ltd.:
3.75%, 7/8/2030	250,000	229,418
6.25%, 8/10/2026 (a)	100,000	102,394
6.88%, 11/21/2036	375,000	407,542
6.88%, 11/10/2039 (a)	95,000	103,267
8.25%, 1/17/2034	200,000	235,396
		3,247,530
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028 (a)	140,000	139,646
4.15%, 5/10/2030 (a)	90,000	90,416
4.30%, 5/10/2033 (a)	200,000	202,972
4.42%, 5/8/2026 (a)	145,000	145,103
4.85%, 5/10/2053	422,000	430,558
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	25,000	26,407
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	168,000	127,218
3.45%, 12/15/2051 (a)	353,000	255,717
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	200,000	204,672
		1,622,709
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	793,000	640,062
4.40%, 9/15/2032 (a)	151,000	137,570
Harley-Davidson, Inc. 3.50%, 7/28/2025	100,000	97,106
Polaris, Inc. 6.95%, 3/15/2029	250,000	265,610
		1,140,348
LODGING — 0.3%
Choice Hotels International, Inc. 3.70%, 1/15/2031	100,000	86,178
Hyatt Hotels Corp.:
4.85%, 3/15/2026	350,000	347,176
5.75%, 1/30/2027 (a)	65,000	66,440
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	150,000	123,800
Series R, 3.13%, 6/15/2026	31,000	29,768
Series GG, 3.50%, 10/15/2032	349,000	311,189
Security Description	Principal Amount	Value
Series FF, 4.63%, 6/15/2030	$ 126,000	$ 123,887
4.90%, 4/15/2029	550,000	553,537
5.00%, 10/15/2027	51,000	51,638
5.55%, 10/15/2028 (a)	100,000	103,133
Series EE, 5.75%, 5/1/2025	100,000	100,627
Sands China Ltd.:
3.10%, 3/8/2029	800,000	694,312
4.30%, 1/8/2026	150,000	144,105
4.63%, 6/18/2030 (a)	100,000	91,095
5.38%, 8/8/2025	350,000	344,813
5.65%, 8/8/2028 (a)	300,000	295,887
		3,467,585
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	100,000	93,401
0.90%, 3/2/2026	226,000	209,516
Series MTN, 1.45%, 5/15/2025	126,000	120,489
Series MTN, 1.70%, 1/8/2027	50,000	46,237
2.40%, 8/9/2026	50,000	47,460
Series MTN, 3.40%, 5/13/2025	100,000	98,320
Series MTN, 3.65%, 8/12/2025	649,000	638,629
Series DMTN, 4.35%, 5/15/2026	100,000	99,796
4.80%, 1/6/2026	250,000	251,707
5.15%, 8/11/2025	100,000	100,744
Series MTN, 5.40%, 3/10/2025	200,000	201,616
Caterpillar, Inc.:
2.60%, 4/9/2030	183,000	166,514
3.25%, 9/19/2049	50,000	39,596
3.25%, 4/9/2050	100,000	79,243
3.80%, 8/15/2042	850,000	747,481
4.75%, 5/15/2064	197,000	191,062
5.20%, 5/27/2041	50,000	52,857
Oshkosh Corp. 4.60%, 5/15/2028	100,000	98,590
		3,283,258
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	25,000	22,953
4.55%, 4/10/2028 (a)	160,000	157,886
5.50%, 1/12/2029	250,000	257,752
Deere & Co.:
2.75%, 4/15/2025	186,000	181,415
3.10%, 4/15/2030	150,000	139,178
Dover Corp.:
2.95%, 11/4/2029	47,000	42,542

See accompanying notes to financial statements.
314

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 11/15/2025	$ 50,000	$ 48,382
5.38%, 10/15/2035	125,000	130,270
5.38%, 3/1/2041	100,000	100,562
Flowserve Corp.:
2.80%, 1/15/2032	50,000	41,414
3.50%, 10/1/2030 (a)	441,000	391,661
IDEX Corp. 2.63%, 6/15/2031	100,000	85,271
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	50,000	46,366
Series MTN, 1.05%, 6/17/2026	443,000	408,100
Series MTN, 1.25%, 1/10/2025	46,000	44,369
Series MTN, 1.30%, 10/13/2026	50,000	45,984
1.45%, 1/15/2031	160,000	131,619
Series MTN, 1.50%, 3/6/2028	100,000	89,259
Series MTN, 1.75%, 3/9/2027	125,000	115,110
Series MTN, 2.05%, 1/9/2025	150,000	145,848
Series MTN, 2.13%, 3/7/2025	200,000	193,826
Series MTN, 2.25%, 9/14/2026	149,000	140,845
Series MTN, 2.35%, 3/8/2027	50,000	47,023
Series MTN, 2.45%, 1/9/2030	549,000	495,269
Series MTN, 2.65%, 6/10/2026	75,000	71,801
Series MTN, 2.80%, 7/18/2029	100,000	92,727
Series MTN, 3.35%, 4/18/2029	148,000	141,846
Series MTN, 3.40%, 9/11/2025	15,000	14,704
Series MTN, 3.45%, 3/13/2025	150,000	147,722
Series MTN, 3.45%, 3/7/2029	273,000	261,848
Series MTN, 3.90%, 6/7/2032 (a)	100,000	96,438
Series MTN, 4.05%, 9/8/2025	40,000	39,648
Series MTN, 4.15%, 9/15/2027	169,000	167,917
Series MTN, 4.35%, 9/15/2032	100,000	99,688
Series MTN, 4.70%, 6/10/2030	165,000	167,549
Series MTN, 4.75%, 6/8/2026	85,000	85,608
Security Description	Principal Amount	Value
Series MTN, 4.75%, 1/20/2028	$ 200,000	$ 203,298
Series MTN, 4.80%, 1/9/2026	265,000	266,444
Series MTN, 4.90%, 3/3/2028	360,000	366,674
Series MTN, 4.95%, 6/6/2025 (a)	65,000	65,267
Series MTN, 4.95%, 7/14/2028	55,000	56,370
Series FXD, 5.05%, 3/3/2026 (a)	150,000	152,246
Series I, 5.15%, 9/8/2033	225,000	236,925
Series MTN, 5.15%, 9/8/2026	100,000	101,868
5.30%, 9/8/2025 (a)	100,000	101,346
Nordson Corp. 5.80%, 9/15/2033	100,000	106,270
nVent Finance SARL:
2.75%, 11/15/2031	100,000	82,091
5.65%, 5/15/2033	150,000	151,968
Otis Worldwide Corp.:
2.57%, 2/15/2030	72,000	64,104
3.11%, 2/15/2040 (a)	690,000	553,056
5.25%, 8/16/2028	55,000	56,625
Rockwell Automation, Inc.:
2.80%, 8/15/2061	100,000	64,958
2.88%, 3/1/2025	250,000	244,327
4.20%, 3/1/2049 (a)	30,000	27,014
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	50,000	48,386
4.70%, 9/15/2028	406,000	401,579
Xylem, Inc.:
2.25%, 1/30/2031 (a)	50,000	42,858
3.25%, 11/1/2026	100,000	96,365
		8,380,439
MEDIA — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	450,000	358,317
2.80%, 4/1/2031	335,000	282,753
3.50%, 6/1/2041	200,000	141,402
3.50%, 3/1/2042	200,000	139,608
3.75%, 2/15/2028	1,567,000	1,480,517
3.90%, 6/1/2052	276,000	185,795
3.95%, 6/30/2062	275,000	174,782
4.40%, 12/1/2061	79,000	54,631
4.80%, 3/1/2050	550,000	428,081
4.91%, 7/23/2025	400,000	396,268
5.05%, 3/30/2029	419,000	414,881
5.13%, 7/1/2049	200,000	162,758
5.25%, 4/1/2053 (a)	250,000	209,970

See accompanying notes to financial statements.
315

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 4/1/2038	$ 556,000	$ 502,713
5.38%, 5/1/2047	322,000	274,672
5.50%, 4/1/2063	100,000	83,633
5.75%, 4/1/2048	520,000	462,322
6.15%, 11/10/2026	120,000	122,743
6.38%, 10/23/2035	300,000	304,593
6.48%, 10/23/2045	687,000	674,923
6.65%, 2/1/2034	250,000	264,130
6.83%, 10/23/2055	200,000	200,852
Comcast Corp.:
1.50%, 2/15/2031	100,000	81,518
1.95%, 1/15/2031	200,000	168,706
2.35%, 1/15/2027	202,000	189,799
2.65%, 2/1/2030	339,000	305,015
2.65%, 8/15/2062	50,000	30,766
2.80%, 1/15/2051	280,000	186,642
2.89%, 11/1/2051	646,000	437,478
2.94%, 11/1/2056	1,081,000	712,563
2.99%, 11/1/2063	1,128,000	728,868
3.15%, 3/1/2026	390,000	378,620
3.30%, 4/1/2027	250,000	240,672
3.38%, 8/15/2025	865,000	845,434
3.40%, 4/1/2030	515,000	482,251
3.40%, 7/15/2046	149,000	115,600
3.45%, 2/1/2050	625,000	480,544
3.55%, 5/1/2028	566,000	546,394
3.75%, 4/1/2040	530,000	456,001
3.90%, 3/1/2038	549,000	491,190
3.95%, 10/15/2025	100,000	98,711
3.97%, 11/1/2047	916,000	769,980
4.00%, 3/1/2048	589,000	496,227
4.00%, 11/1/2049	284,000	237,663
4.05%, 11/1/2052	327,000	276,096
4.20%, 8/15/2034	200,000	191,142
4.25%, 10/15/2030	599,000	590,261
4.25%, 1/15/2033	208,000	202,041
4.55%, 1/15/2029	624,000	627,245
4.60%, 10/15/2038 (a)	50,000	48,432
4.65%, 2/15/2033	100,000	100,930
4.65%, 7/15/2042	50,000	47,066
4.70%, 10/15/2048	618,000	590,468
4.75%, 3/1/2044	150,000	142,443
4.80%, 5/15/2033	200,000	202,518
4.95%, 10/15/2058 (a)	376,000	370,168
5.25%, 11/7/2025	64,000	64,722
5.35%, 11/15/2027	265,000	273,962
5.35%, 5/15/2053	300,000	311,148
5.50%, 5/15/2064	100,000	105,410
7.05%, 3/15/2033	150,000	175,237
Discovery Communications LLC:
3.45%, 3/15/2025	84,000	81,860
3.95%, 3/20/2028	150,000	142,878
4.00%, 9/15/2055	300,000	213,387
4.13%, 5/15/2029	150,000	142,296
Security Description	Principal Amount	Value
4.65%, 5/15/2050	$ 550,000	$ 442,926
4.90%, 3/11/2026	650,000	648,479
5.00%, 9/20/2037	150,000	134,503
5.20%, 9/20/2047	670,000	578,203
5.30%, 5/15/2049	100,000	86,415
6.35%, 6/1/2040	80,000	80,233
Fox Corp.:
3.05%, 4/7/2025	20,000	19,474
4.71%, 1/25/2029	290,000	288,588
5.48%, 1/25/2039	200,000	195,044
5.58%, 1/25/2049	655,000	629,593
6.50%, 10/13/2033	300,000	324,837
Grupo Televisa SAB:
5.00%, 5/13/2045	150,000	128,660
6.63%, 1/15/2040 (a)	263,000	276,108
8.50%, 3/11/2032	200,000	234,116
NBCUniversal Media LLC:
4.45%, 1/15/2043	150,000	137,325
5.95%, 4/1/2041	200,000	217,308
Paramount Global:
2.90%, 1/15/2027	171,000	158,404
3.70%, 6/1/2028	75,000	69,274
4.20%, 6/1/2029 (a)	100,000	93,558
4.20%, 5/19/2032	150,000	134,119
4.38%, 3/15/2043	391,000	290,361
4.60%, 1/15/2045	209,000	159,235
4.85%, 7/1/2042	100,000	80,138
4.90%, 8/15/2044	98,000	77,858
4.95%, 1/15/2031 (a)	200,000	189,898
4.95%, 5/19/2050	225,000	182,576
5.25%, 4/1/2044	130,000	106,383
5.50%, 5/15/2033	100,000	94,776
5.85%, 9/1/2043	161,000	145,228
6.88%, 4/30/2036	47,000	47,718
7.88%, 7/30/2030	460,000	498,566
TCI Communications, Inc. 7.13%, 2/15/2028	50,000	54,705
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	48,133
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	70,000	81,381
Time Warner Cable LLC:
4.50%, 9/15/2042	408,000	322,320
5.50%, 9/1/2041	365,000	320,368
5.88%, 11/15/2040	365,000	332,022
6.55%, 5/1/2037	261,000	257,333
6.75%, 6/15/2039	179,000	178,191
7.30%, 7/1/2038	296,000	306,819
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	50,000	46,794
3.00%, 2/13/2026	550,000	531,960
Series MTN, 3.00%, 7/30/2046	50,000	36,752

See accompanying notes to financial statements.
316

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.15%, 9/17/2025	$ 400,000	$ 389,600
Series GMTN, 4.13%, 6/1/2044	300,000	267,921
Walt Disney Co.:
2.00%, 9/1/2029	307,000	272,711
2.20%, 1/13/2028 (a)	350,000	324,114
2.65%, 1/13/2031 (a)	403,000	358,759
2.75%, 9/1/2049	200,000	137,440
3.35%, 3/24/2025	609,000	597,874
3.50%, 5/13/2040	400,000	337,512
3.60%, 1/13/2051	610,000	490,812
3.70%, 10/15/2025	200,000	196,550
3.80%, 5/13/2060	152,000	123,810
4.70%, 3/23/2050 (a)	275,000	267,646
4.75%, 9/15/2044	200,000	192,958
4.95%, 10/15/2045	371,000	364,493
6.20%, 12/15/2034	100,000	113,164
7.75%, 12/1/2045	160,000	213,627
		34,616,369
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 3.25%, 6/15/2025	950,000	930,487
Timken Co. 4.13%, 4/1/2032 (a)	200,000	184,248
Valmont Industries, Inc.:
5.00%, 10/1/2044	650,000	586,397
5.25%, 10/1/2054	100,000	89,769
		1,790,901
MINING — 0.6%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028 (a)	100,000	90,060
3.75%, 10/1/2030	160,000	139,054
Barrick Gold Corp. 6.45%, 10/15/2035	92,000	101,473
Barrick North America Finance LLC 5.75%, 5/1/2043	125,000	133,766
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	250,000	268,090
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	1,283,000	1,296,407
5.10%, 9/8/2028	200,000	205,550
5.25%, 9/8/2026	150,000	153,399
5.25%, 9/8/2033	300,000	311,451
5.50%, 9/8/2053	160,000	174,859
6.42%, 3/1/2026	100,000	103,387
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	250,000	234,828
4.38%, 8/1/2028	270,000	259,754
5.45%, 3/15/2043	581,000	563,384
Newmont Corp.:
2.60%, 7/15/2032 (a)	150,000	128,264
Security Description	Principal Amount	Value
2.80%, 10/1/2029	$ 700,000	$ 639,695
4.88%, 3/15/2042	50,000	48,722
5.45%, 6/9/2044	100,000	101,704
5.88%, 4/1/2035	40,000	43,028
6.25%, 10/1/2039	85,000	94,345
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	600,000	657,042
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	393,000	268,946
7.13%, 7/15/2028	200,000	220,506
Rio Tinto Finance USA PLC:
5.00%, 3/9/2033	100,000	103,744
5.13%, 3/9/2053	150,000	155,964
Southern Copper Corp.:
3.88%, 4/23/2025	275,000	269,321
5.25%, 11/8/2042 (a)	172,000	166,076
5.88%, 4/23/2045	214,000	217,642
6.75%, 4/16/2040	100,000	111,847
7.50%, 7/27/2035	409,000	473,561
		7,735,869
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.00%, 2/14/2025	200,000	192,658
2.38%, 8/26/2029	328,000	290,421
2.65%, 4/15/2025	350,000	339,258
3.05%, 4/15/2030 (a)	202,000	182,333
3.25%, 8/26/2049 (a)	341,000	248,067
Series MTN, 3.38%, 3/1/2029 (a)	50,000	46,775
Series MTN, 4.00%, 9/14/2048 (a)	324,000	277,519
Series MTN, 5.70%, 3/15/2037	100,000	108,735
Carlisle Cos., Inc. 2.75%, 3/1/2030	890,000	789,706
Eaton Corp.:
4.15%, 3/15/2033	85,000	83,184
4.35%, 5/18/2028	145,000	145,377
4.70%, 8/23/2052	214,000	210,839
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	19,000	18,435
4.42%, 11/15/2035	650,000	631,111
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	105,000	100,266
4.88%, 9/15/2041	200,000	202,126
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (a)	600,000	523,134
Series MTN, 4.45%, 11/21/2044 (a)	110,000	100,151
4.50%, 9/15/2029	200,000	200,678
Series MTN, 6.25%, 5/15/2038	278,000	308,933
Pentair Finance SARL 4.50%, 7/1/2029 (a)	75,000	72,245

See accompanying notes to financial statements.
317

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Teledyne Technologies, Inc. 2.75%, 4/1/2031	$ 300,000	$ 261,096
Textron, Inc.:
2.45%, 3/15/2031	80,000	68,130
3.65%, 3/15/2027	250,000	239,862
3.90%, 9/17/2029	175,000	166,492
6.10%, 11/15/2033	300,000	320,589
		6,128,120
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	75,000	70,226
3.25%, 2/15/2029	350,000	320,124
3.28%, 12/1/2028	219,000	200,685
4.13%, 5/1/2025	210,000	205,913
4.25%, 4/1/2028	375,000	359,734
		1,156,682
OIL & GAS — 3.1%
Apache Corp.:
4.25%, 1/15/2030	200,000	188,264
4.75%, 4/15/2043	100,000	79,059
5.10%, 9/1/2040	220,000	188,540
5.25%, 2/1/2042	100,000	84,126
5.35%, 7/1/2049	200,000	166,344
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	22,000	18,645
2.72%, 1/12/2032	250,000	218,100
2.77%, 11/10/2050	700,000	469,014
2.94%, 6/4/2051	805,000	558,098
3.00%, 3/17/2052	100,000	70,302
3.06%, 6/17/2041	1,006,000	779,298
3.38%, 2/8/2061 (a)	525,000	380,310
3.41%, 2/11/2026	300,000	293,055
3.59%, 4/14/2027	50,000	48,519
3.63%, 4/6/2030 (a)	300,000	287,460
3.80%, 9/21/2025	510,000	503,125
3.94%, 9/21/2028 (a)	359,000	351,709
4.23%, 11/6/2028	110,000	109,403
4.81%, 2/13/2033	255,000	257,333
4.89%, 9/11/2033 (a)	350,000	356,279
Burlington Resources LLC 7.20%, 8/15/2031	100,000	115,573
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	200,000	190,612
6.25%, 3/15/2038	400,000	419,300
6.75%, 2/1/2039	200,000	217,068
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (a)	200,000	147,454
5.40%, 6/15/2047	140,000	132,394
Chevron Corp.:
1.55%, 5/11/2025	125,000	119,869
2.00%, 5/11/2027 (a)	341,000	316,700
Security Description	Principal Amount	Value
2.24%, 5/11/2030	$ 1,615,000	$ 1,430,664
2.95%, 5/16/2026	362,000	350,126
Chevron USA, Inc. 3.25%, 10/15/2029	50,000	47,508
ConocoPhillips Co.:
2.40%, 3/7/2025	230,000	223,482
4.03%, 3/15/2062	840,000	683,348
5.05%, 9/15/2033	100,000	102,892
5.30%, 5/15/2053	200,000	205,878
5.55%, 3/15/2054	175,000	186,277
5.70%, 9/15/2063	300,000	324,570
5.95%, 3/15/2046 (a)	50,000	54,443
6.95%, 4/15/2029	200,000	222,952
Continental Resources, Inc. 4.90%, 6/1/2044	369,000	297,934
Coterra Energy, Inc. 4.38%, 3/15/2029	106,000	103,022
Devon Energy Corp.:
4.75%, 5/15/2042 (a)	350,000	305,921
5.00%, 6/15/2045 (a)	258,000	228,686
5.25%, 10/15/2027	50,000	50,345
5.60%, 7/15/2041 (a)	807,000	780,538
Diamondback Energy, Inc.:
3.13%, 3/24/2031	350,000	311,416
4.25%, 3/15/2052	200,000	161,416
6.25%, 3/15/2033 (a)	332,000	355,433
6.25%, 3/15/2053	170,000	182,039
Eni USA, Inc. 7.30%, 11/15/2027	1,000	1,075
EOG Resources, Inc.:
4.15%, 1/15/2026	250,000	247,683
4.95%, 4/15/2050 (a)	500,000	492,750
EQT Corp.:
3.90%, 10/1/2027	200,000	191,476
5.70%, 4/1/2028	211,000	214,452
7.00%, 2/1/2030 (a)	120,000	128,761
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	50,000	47,596
2.44%, 8/16/2029	150,000	136,475
2.61%, 10/15/2030	1,200,000	1,071,924
2.71%, 3/6/2025	200,000	195,446
2.99%, 3/19/2025	982,000	962,085
3.04%, 3/1/2026	324,000	314,685
3.45%, 4/15/2051	461,000	362,830
3.48%, 3/19/2030	494,000	469,809
3.57%, 3/6/2045	100,000	82,272
4.11%, 3/1/2046	414,000	369,242
4.23%, 3/19/2040	70,000	65,011
4.33%, 3/19/2050 (a)	522,000	476,466
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (a)	299,000	250,939
Hess Corp.:
5.60%, 2/15/2041	261,000	274,157
6.00%, 1/15/2040	107,000	116,367
7.13%, 3/15/2033	100,000	115,717
7.30%, 8/15/2031	150,000	173,291

See accompanying notes to financial statements.
318

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 10/1/2029	$ 375,000	$ 430,361
HF Sinclair Corp.:
4.50%, 10/1/2030	100,000	93,456
5.88%, 4/1/2026	39,000	39,405
Marathon Oil Corp.:
5.20%, 6/1/2045	153,000	135,719
6.60%, 10/1/2037 (a)	100,000	105,856
6.80%, 3/15/2032 (a)	205,000	221,984
Marathon Petroleum Corp.:
4.70%, 5/1/2025	95,000	94,354
4.75%, 9/15/2044	100,000	89,555
6.50%, 3/1/2041	228,000	245,524
Occidental Petroleum Corp.:
5.55%, 3/15/2026 (a)	200,000	201,640
5.88%, 9/1/2025	100,000	100,715
6.45%, 9/15/2036	800,000	848,544
6.60%, 3/15/2046	180,000	194,540
7.50%, 5/1/2031	200,000	224,358
7.95%, 6/15/2039	61,000	71,137
8.88%, 7/15/2030	600,000	701,808
Ovintiv, Inc.:
5.38%, 1/1/2026	560,000	560,235
5.65%, 5/15/2025	50,000	50,194
5.65%, 5/15/2028 (a)	140,000	142,967
6.25%, 7/15/2033 (a)	260,000	269,019
7.10%, 7/15/2053 (a)	200,000	220,056
7.38%, 11/1/2031	13,000	14,325
8.13%, 9/15/2030	50,000	56,432
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	100,000	93,495
7.15%, 10/1/2033	175,000	185,525
Phillips 66:
4.65%, 11/15/2034	100,000	97,219
5.88%, 5/1/2042 (a)	50,000	54,169
Phillips 66 Co.:
2.15%, 12/15/2030	500,000	421,690
3.15%, 12/15/2029	184,000	169,335
3.30%, 3/15/2052	100,000	71,736
3.61%, 2/15/2025	50,000	49,136
3.85%, 4/9/2025	1,000,000	984,070
4.90%, 10/1/2046	75,000	70,211
5.30%, 6/30/2033	200,000	205,652
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	301,000	279,629
1.90%, 8/15/2030 (a)	150,000	127,482
2.15%, 1/15/2031	273,000	232,410
Shell International Finance BV:
2.38%, 11/7/2029	425,000	382,504
2.50%, 9/12/2026	100,000	95,203
2.75%, 4/6/2030	450,000	411,543
2.88%, 5/10/2026	100,000	96,327
3.00%, 11/26/2051	850,000	608,370
3.13%, 11/7/2049	140,000	103,015
Security Description	Principal Amount	Value
3.25%, 5/11/2025	$ 519,000	$ 509,139
3.25%, 4/6/2050	201,000	151,433
3.75%, 9/12/2046	210,000	174,628
3.88%, 11/13/2028	100,000	98,494
4.00%, 5/10/2046	762,000	661,492
4.38%, 5/11/2045	348,000	319,360
4.55%, 8/12/2043	976,000	923,296
6.38%, 12/15/2038	225,000	258,903
Suncor Energy, Inc.:
4.00%, 11/15/2047	350,000	277,323
6.50%, 6/15/2038 (a)	514,000	549,939
6.80%, 5/15/2038	90,000	98,498
6.85%, 6/1/2039	200,000	220,482
7.15%, 2/1/2032	50,000	55,936
Tosco Corp. 8.13%, 2/15/2030	258,000	303,772
TotalEnergies Capital International SA:
2.43%, 1/10/2025	400,000	390,144
2.83%, 1/10/2030	210,000	193,145
3.13%, 5/29/2050	291,000	214,106
3.46%, 7/12/2049 (a)	1,250,000	987,937
TotalEnergies Capital SA 3.88%, 10/11/2028	100,000	98,162
Valero Energy Corp.:
3.65%, 12/1/2051	250,000	182,615
4.00%, 6/1/2052	45,000	34,846
6.63%, 6/15/2037	599,000	656,887
7.50%, 4/15/2032	193,000	222,913
		37,869,707
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	388,000	391,996
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
3.14%, 11/7/2029 (a)	200,000	185,962
4.08%, 12/15/2047 (a)	197,000	167,009
Halliburton Co.:
4.50%, 11/15/2041	50,000	45,262
4.75%, 8/1/2043	333,000	312,674
5.00%, 11/15/2045 (a)	400,000	387,804
6.70%, 9/15/2038	100,000	116,910
NOV, Inc. 3.60%, 12/1/2029	420,000	388,357
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	301,000	285,050
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	50,000	44,922
4.85%, 5/15/2033 (a)	100,000	101,597
		2,427,543

See accompanying notes to financial statements.
319

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.4%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	$ 1,160,000	$ 1,005,395
2.69%, 5/25/2031 (a)	35,000	30,254
4.00%, 5/17/2025	81,000	79,612
AptarGroup, Inc. 3.60%, 3/15/2032	500,000	451,285
Berry Global, Inc.:
1.65%, 1/15/2027	223,000	201,003
5.50%, 4/15/2028 (d)	700,000	708,680
Packaging Corp. of America:
3.00%, 12/15/2029	150,000	135,836
5.70%, 12/1/2033	140,000	147,403
Sonoco Products Co.:
1.80%, 2/1/2025	529,000	509,014
2.85%, 2/1/2032	180,000	153,608
WRKCo, Inc.:
3.75%, 3/15/2025	50,000	49,056
3.90%, 6/1/2028	610,000	582,581
4.00%, 3/15/2028	150,000	144,866
4.65%, 3/15/2026	150,000	149,012
		4,347,605
PHARMACEUTICALS — 5.1%
AbbVie, Inc.:
2.95%, 11/21/2026	300,000	287,712
3.20%, 5/14/2026	465,000	451,189
3.20%, 11/21/2029	2,025,000	1,892,038
3.60%, 5/14/2025	264,000	259,343
3.80%, 3/15/2025	525,000	518,369
4.05%, 11/21/2039	747,000	675,572
4.25%, 11/14/2028	500,000	497,710
4.25%, 11/21/2049	500,000	446,240
4.40%, 11/6/2042	398,000	369,611
4.45%, 5/14/2046	250,000	229,888
4.55%, 3/15/2035	95,000	93,251
4.70%, 5/14/2045	774,000	738,760
4.75%, 3/15/2045	231,000	222,141
4.85%, 6/15/2044	455,000	443,261
4.88%, 11/14/2048	260,000	254,254
AstraZeneca Finance LLC:
2.25%, 5/28/2031	770,000	664,348
4.88%, 3/3/2028	25,000	25,486
4.88%, 3/3/2033	200,000	206,824
AstraZeneca PLC:
0.70%, 4/8/2026	213,000	196,147
1.38%, 8/6/2030	250,000	207,843
3.38%, 11/16/2025	368,000	360,084
4.00%, 1/17/2029	200,000	197,476
4.00%, 9/18/2042	80,000	72,667
4.38%, 11/16/2045 (a)	275,000	258,775
6.45%, 9/15/2037	775,000	906,099
Becton Dickinson & Co.:
2.82%, 5/20/2030	193,000	172,527
3.70%, 6/6/2027	300,000	290,742
Security Description	Principal Amount	Value
4.67%, 6/6/2047	$ 100,000	$ 93,271
4.69%, 2/13/2028	100,000	100,468
4.69%, 12/15/2044	763,000	714,603
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030	860,000	706,671
2.55%, 11/13/2050	200,000	126,754
3.20%, 6/15/2026	100,000	97,058
3.40%, 7/26/2029	706,000	669,450
3.55%, 3/15/2042	313,000	256,084
3.70%, 3/15/2052	373,000	293,103
3.90%, 2/20/2028	247,000	242,700
3.90%, 3/15/2062	480,000	374,246
4.13%, 6/15/2039	400,000	360,756
4.25%, 10/26/2049	779,000	675,954
4.35%, 11/15/2047	244,000	214,883
4.55%, 2/20/2048	230,000	209,351
5.00%, 8/15/2045	223,000	221,058
5.75%, 2/1/2031	300,000	321,081
5.90%, 11/15/2033	165,000	179,840
6.25%, 11/15/2053	287,000	328,784
6.40%, 11/15/2063	280,000	325,296
Cardinal Health, Inc.:
3.75%, 9/15/2025	100,000	97,723
4.37%, 6/15/2047	150,000	128,565
4.50%, 11/15/2044	118,000	102,797
4.90%, 9/15/2045	175,000	160,447
Cencora, Inc.:
2.70%, 3/15/2031	311,000	272,716
2.80%, 5/15/2030 (a)	50,000	44,867
3.25%, 3/1/2025	142,000	138,981
4.30%, 12/15/2047	225,000	201,690
Cigna Group:
1.25%, 3/15/2026	100,000	92,700
2.38%, 3/15/2031	360,000	307,228
2.40%, 3/15/2030	1,475,000	1,292,292
3.25%, 4/15/2025	297,000	289,878
3.40%, 3/15/2050	115,000	85,037
3.40%, 3/15/2051 (a)	350,000	259,084
3.88%, 10/15/2047	100,000	81,386
4.13%, 11/15/2025	312,000	308,119
4.38%, 10/15/2028	162,000	160,723
4.50%, 2/25/2026	850,000	843,939
4.80%, 8/15/2038	220,000	213,112
4.80%, 7/15/2046	200,000	188,156
4.90%, 12/15/2048	265,000	252,283
5.40%, 3/15/2033 (a)	250,000	260,040
5.69%, 3/15/2026	150,000	150,086
CVS Health Corp.:
1.75%, 8/21/2030	233,000	192,605
1.88%, 2/28/2031	215,000	176,913
2.13%, 9/15/2031	200,000	165,482
2.70%, 8/21/2040	376,000	268,705
2.88%, 6/1/2026	500,000	477,790
3.00%, 8/15/2026	350,000	334,733
3.25%, 8/15/2029	375,000	349,185

See accompanying notes to financial statements.
320

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 4/1/2027	$ 343,000	$ 332,545
3.75%, 4/1/2030	346,000	326,195
4.10%, 3/25/2025	250,000	247,607
4.13%, 4/1/2040	166,000	142,780
4.30%, 3/25/2028	971,000	954,454
4.78%, 3/25/2038	597,000	564,350
4.88%, 7/20/2035	100,000	98,308
5.00%, 2/20/2026	129,000	129,575
5.00%, 1/30/2029 (a)	60,000	61,033
5.05%, 3/25/2048	1,105,000	1,036,866
5.13%, 2/21/2030	75,000	76,186
5.13%, 7/20/2045	690,000	653,947
5.25%, 1/30/2031	175,000	179,606
5.25%, 2/21/2033	200,000	204,468
5.30%, 6/1/2033 (a)	430,000	441,378
5.63%, 2/21/2053	666,000	675,950
5.88%, 6/1/2053 (a)	660,000	695,383
6.00%, 6/1/2063	280,000	298,220
6.13%, 9/15/2039	60,000	63,733
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	64,806
2.75%, 6/1/2025	100,000	97,351
3.10%, 5/15/2027	275,000	265,240
3.38%, 3/15/2029	235,000	226,051
4.15%, 3/15/2059	330,000	302,755
4.70%, 2/27/2033	100,000	102,626
4.88%, 2/27/2053	355,000	368,337
4.95%, 2/27/2063	200,000	207,678
5.00%, 2/27/2026	140,000	140,064
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	50,000	48,176
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	400,000	394,924
6.38%, 5/15/2038	515,000	598,868
Johnson & Johnson:
0.55%, 9/1/2025	82,000	76,861
0.95%, 9/1/2027 (a)	150,000	133,920
1.30%, 9/1/2030	425,000	356,817
2.10%, 9/1/2040	85,000	60,574
2.25%, 9/1/2050 (a)	150,000	99,128
2.45%, 3/1/2026	500,000	480,725
2.63%, 1/15/2025	100,000	97,862
2.90%, 1/15/2028 (a)	286,000	273,713
3.40%, 1/15/2038	960,000	850,598
3.55%, 3/1/2036	25,000	23,119
3.63%, 3/3/2037	427,000	393,920
3.70%, 3/1/2046	204,000	178,394
3.75%, 3/3/2047	382,000	336,840
4.50%, 12/5/2043 (a)	250,000	250,087
5.85%, 7/15/2038	321,000	367,407
5.95%, 8/15/2037	200,000	230,702
McKesson Corp.:
0.90%, 12/3/2025	19,000	17,628
4.90%, 7/15/2028	100,000	101,759
Security Description	Principal Amount	Value
Mead Johnson Nutrition Co.:
4.13%, 11/15/2025	$ 749,000	$ 738,866
5.90%, 11/1/2039	50,000	53,168
Merck & Co., Inc.:
0.75%, 2/24/2026	582,000	539,619
1.45%, 6/24/2030	100,000	83,658
1.70%, 6/10/2027 (a)	254,000	233,093
1.90%, 12/10/2028	110,000	99,054
2.15%, 12/10/2031	95,000	81,178
2.35%, 6/24/2040	420,000	305,218
2.75%, 2/10/2025	500,000	488,930
2.75%, 12/10/2051	100,000	68,887
2.90%, 12/10/2061	411,000	275,349
3.40%, 3/7/2029	364,000	349,535
3.70%, 2/10/2045	397,000	337,756
4.00%, 3/7/2049	565,000	499,172
4.15%, 5/18/2043	200,000	184,018
4.50%, 5/17/2033	120,000	120,856
4.90%, 5/17/2044	200,000	202,430
5.00%, 5/17/2053	575,000	592,014
5.15%, 5/17/2063	275,000	287,633
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	100,000	107,265
Mylan, Inc.:
4.55%, 4/15/2028 (a)	100,000	97,178
5.20%, 4/15/2048	110,000	91,177
Novartis Capital Corp.:
1.75%, 2/14/2025	525,000	508,237
2.00%, 2/14/2027 (a)	54,000	50,582
2.20%, 8/14/2030	752,000	662,241
3.00%, 11/20/2025	225,000	218,945
3.10%, 5/17/2027	325,000	312,793
4.40%, 5/6/2044	75,000	71,960
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	569,000	567,441
4.45%, 5/19/2028	650,000	650,110
4.65%, 5/19/2025	155,000	154,647
4.65%, 5/19/2030	550,000	553,839
4.75%, 5/19/2033	715,000	716,294
5.11%, 5/19/2043	200,000	199,552
5.30%, 5/19/2053	1,030,000	1,053,402
5.34%, 5/19/2063	612,000	618,824
Pfizer, Inc.:
0.80%, 5/28/2025	550,000	520,641
1.70%, 5/28/2030 (a)	1,000,000	851,890
1.75%, 8/18/2031	281,000	233,390
2.55%, 5/28/2040	108,000	79,197
2.63%, 4/1/2030	580,000	523,143
2.70%, 5/28/2050	1,000,000	696,290
2.75%, 6/3/2026	250,000	239,807
3.45%, 3/15/2029 (a)	300,000	288,891
3.90%, 3/15/2039	200,000	177,306
4.00%, 12/15/2036	95,000	89,629
4.00%, 3/15/2049	265,000	231,986

See accompanying notes to financial statements.
321

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 9/15/2038	$ 580,000	$ 533,554
4.13%, 12/15/2046	201,000	178,864
4.30%, 6/15/2043	105,000	96,485
5.60%, 9/15/2040	175,000	185,166
7.20%, 3/15/2039	463,000	574,287
Pharmacia LLC 6.60%, 12/1/2028	400,000	436,752
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	65,000	62,547
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	450,000	385,803
5.00%, 11/26/2028	500,000	507,540
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	530,000	513,093
Viatris, Inc.:
1.65%, 6/22/2025	550,000	520,855
2.30%, 6/22/2027	415,000	376,911
3.85%, 6/22/2040	202,000	150,579
4.00%, 6/22/2050	275,000	193,540
Wyeth LLC:
5.95%, 4/1/2037	300,000	329,076
6.00%, 2/15/2036	100,000	110,468
6.50%, 2/1/2034	34,000	38,410
Zoetis, Inc.:
4.50%, 11/13/2025	500,000	497,230
4.70%, 2/1/2043	333,000	318,271
5.40%, 11/14/2025	50,000	50,418
5.60%, 11/16/2032	55,000	58,970
		61,902,454
PIPELINES — 3.5%
Boardwalk Pipelines LP:
3.60%, 9/1/2032	50,000	44,406
4.45%, 7/15/2027	61,000	59,763
5.95%, 6/1/2026	600,000	608,262
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	100,000	79,725
5.13%, 6/30/2027	50,000	50,228
5.88%, 3/31/2025	300,000	300,723
Cheniere Energy Partners LP:
3.25%, 1/31/2032	309,000	263,348
4.50%, 10/1/2029	358,000	341,972
5.95%, 6/30/2033 (d)	75,000	76,988
Cheniere Energy, Inc. 4.63%, 10/15/2028	350,000	341,621
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	723,000	714,244
DCP Midstream Operating LP:
5.13%, 5/15/2029 (a)	270,000	269,965
5.38%, 7/15/2025	400,000	400,428
5.60%, 4/1/2044	100,000	97,671
Security Description	Principal Amount	Value
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	$ 400,000	$ 358,892
Enbridge Energy Partners LP:
5.88%, 10/15/2025	150,000	151,633
7.38%, 10/15/2045	87,000	102,742
Enbridge, Inc.:
1.60%, 10/4/2026	180,000	164,844
2.50%, 1/15/2025	300,000	291,057
2.50%, 8/1/2033	50,000	40,930
3.13%, 11/15/2029 (a)	250,000	228,707
4.50%, 6/10/2044	100,000	85,939
5.50%, 12/1/2046	106,000	104,534
5.70%, 3/8/2033	350,000	363,996
5.90%, 11/15/2026	85,000	87,286
5.97%, 3/8/2026	35,000	35,012
6.00%, 11/15/2028	100,000	105,074
6.20%, 11/15/2030	100,000	107,027
6.70%, 11/15/2053 (a)	155,000	180,628
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (b)	180,000	191,471
Energy Transfer LP:
2.90%, 5/15/2025	300,000	290,928
3.75%, 5/15/2030	240,000	222,758
4.15%, 9/15/2029	116,000	110,597
4.40%, 3/15/2027	180,000	176,119
4.75%, 1/15/2026	459,000	455,851
4.95%, 5/15/2028	100,000	99,612
4.95%, 6/15/2028	100,000	99,765
5.00%, 5/15/2044	69,000	60,639
5.00%, 5/15/2050	500,000	446,960
5.15%, 2/1/2043	75,000	66,798
5.15%, 3/15/2045	200,000	183,586
5.35%, 5/15/2045	181,000	168,135
5.40%, 10/1/2047	270,000	251,967
5.50%, 6/1/2027	200,000	202,658
5.55%, 2/15/2028	150,000	153,343
5.75%, 2/15/2033	70,000	72,336
Series 20Y, 5.80%, 6/15/2038	490,000	492,269
5.95%, 10/1/2043	100,000	99,033
6.00%, 6/15/2048	200,000	202,102
6.05%, 12/1/2026	280,000	287,865
6.05%, 6/1/2041	300,000	302,370
6.10%, 12/1/2028 (a)	215,000	226,350
6.13%, 12/15/2045	149,000	150,728
6.25%, 4/15/2049	225,000	233,379
6.40%, 12/1/2030	200,000	213,950
6.55%, 12/1/2033	375,000	407,299
6.63%, 10/15/2036	250,000	269,055
7.50%, 7/1/2038	50,000	57,920
Enterprise Products Operating LLC:
3.13%, 7/31/2029	255,000	238,486
3.30%, 2/15/2053	1,242,000	921,974
3.70%, 2/15/2026 (a)	94,000	92,661

See accompanying notes to financial statements.
322

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 1/31/2051	$ 100,000	$ 79,813
3.75%, 2/15/2025 (a)	350,000	345,390
3.95%, 1/31/2060	100,000	81,368
4.15%, 10/16/2028	230,000	227,447
4.20%, 1/31/2050	243,000	211,483
4.45%, 2/15/2043	279,000	255,182
4.80%, 2/1/2049	200,000	189,736
4.85%, 8/15/2042	20,000	19,194
4.90%, 5/15/2046	133,000	127,107
4.95%, 10/15/2054	125,000	120,873
5.05%, 1/10/2026 (a)	75,000	75,729
5.10%, 2/15/2045	346,000	340,817
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	200,000	192,076
5.35%, 1/31/2033 (a)	100,000	104,850
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b)	555,000	497,624
5.95%, 2/1/2041	79,000	84,965
6.13%, 10/15/2039	270,000	295,326
Series D, 6.88%, 3/1/2033	250,000	287,630
7.55%, 4/15/2038	80,000	98,039
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	44,000	37,795
5.00%, 8/15/2042	150,000	135,150
5.00%, 3/1/2043	100,000	89,535
5.50%, 3/1/2044	1,000,000	951,220
6.38%, 3/1/2041	304,000	312,199
6.50%, 9/1/2039	72,000	75,817
Series MTN, 6.95%, 1/15/2038	247,000	271,495
7.30%, 8/15/2033	100,000	113,606
7.50%, 11/15/2040	73,000	82,399
7.75%, 3/15/2032	107,000	121,649
Kinder Morgan, Inc.:
1.75%, 11/15/2026	45,000	41,404
3.25%, 8/1/2050	45,000	30,182
3.60%, 2/15/2051	126,000	90,370
5.05%, 2/15/2046	85,000	76,073
5.45%, 8/1/2052	100,000	96,046
5.55%, 6/1/2045	620,000	598,653
Series GMTN, 7.75%, 1/15/2032	300,000	342,921
Series GMTN, 7.80%, 8/1/2031	300,000	343,341
Magellan Midstream Partners LP:
3.95%, 3/1/2050	425,000	325,384
4.25%, 9/15/2046	177,000	142,766
5.00%, 3/1/2026	139,000	138,696
5.15%, 10/15/2043	20,000	18,733
MPLX LP:
4.13%, 3/1/2027	300,000	293,769
4.50%, 4/15/2038	370,000	329,444
Security Description	Principal Amount	Value
4.70%, 4/15/2048	$ 350,000	$ 302,379
4.80%, 2/15/2029	300,000	298,107
4.88%, 6/1/2025	300,000	298,182
4.95%, 9/1/2032	543,000	531,972
5.00%, 3/1/2033	115,000	112,778
5.20%, 3/1/2047	554,000	515,159
5.20%, 12/1/2047	147,000	134,357
5.50%, 2/15/2049	261,000	252,833
5.65%, 3/1/2053	100,000	98,811
ONEOK Partners LP:
4.90%, 3/15/2025	275,000	273,705
6.20%, 9/15/2043	200,000	210,226
ONEOK, Inc.:
2.20%, 9/15/2025	153,000	145,540
3.10%, 3/15/2030	400,000	359,364
4.35%, 3/15/2029	285,000	276,923
4.50%, 3/15/2050	100,000	83,827
4.55%, 7/15/2028	100,000	98,746
4.95%, 7/13/2047	200,000	179,210
5.20%, 7/15/2048	300,000	281,517
5.55%, 11/1/2026	105,000	106,838
5.85%, 1/15/2026	79,000	80,243
6.00%, 6/15/2035	50,000	51,479
6.05%, 9/1/2033	85,000	89,966
6.63%, 9/1/2053	500,000	560,595
7.15%, 1/15/2051	63,000	72,312
Plains All American Pipeline LP/PAA Finance Corp.:
3.80%, 9/15/2030	203,000	186,983
4.30%, 1/31/2043	247,000	197,689
4.65%, 10/15/2025	545,000	539,043
4.70%, 6/15/2044	165,000	138,168
5.15%, 6/1/2042	100,000	90,515
6.65%, 1/15/2037	35,000	37,523
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	191,000	187,119
4.50%, 5/15/2030	382,000	373,871
5.63%, 3/1/2025	176,000	176,340
5.88%, 6/30/2026	100,000	101,750
5.90%, 9/15/2037	906,000	957,479
Spectra Energy Partners LP:
3.38%, 10/15/2026	625,000	601,844
3.50%, 3/15/2025	55,000	53,797
4.50%, 3/15/2045	175,000	150,019
Targa Resources Corp.:
4.95%, 4/15/2052	850,000	746,929
6.13%, 3/15/2033	219,000	230,973
6.15%, 3/1/2029	200,000	209,392
6.25%, 7/1/2052	200,000	207,072
6.50%, 3/30/2034 (a)	200,000	216,302
6.50%, 2/15/2053	100,000	108,313

See accompanying notes to financial statements.
323

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.50%, 3/1/2030	$ 100,000	$ 99,897
6.88%, 1/15/2029	198,000	204,500
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	600,000	689,568
Texas Eastern Transmission LP 7.00%, 7/15/2032	20,000	22,389
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (a)	85,000	71,137
4.63%, 3/1/2034	150,000	141,987
4.75%, 5/15/2038	100,000	92,635
4.88%, 1/15/2026	326,000	325,205
5.10%, 3/15/2049 (a)	200,000	191,512
5.85%, 3/15/2036	1,000,000	1,032,980
6.10%, 6/1/2040 (a)	444,000	468,939
6.20%, 3/9/2026	100,000	99,983
6.20%, 10/15/2037	60,000	63,876
7.25%, 8/15/2038	309,000	359,401
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	156,000	141,626
4.00%, 3/15/2028	100,000	96,973
5.40%, 8/15/2041	59,000	58,550
7.85%, 2/1/2026	1,433,000	1,502,343
Western Midstream Operating LP:
3.10%, 2/1/2025	500,000	487,055
4.05%, 2/1/2030	100,000	93,645
5.25%, 2/1/2050 (a)	300,000	267,963
5.50%, 8/15/2048	50,000	44,478
6.15%, 4/1/2033	705,000	732,530
6.35%, 1/15/2029	65,000	67,906
Williams Cos., Inc.:
2.60%, 3/15/2031	175,000	149,819
3.50%, 11/15/2030	422,000	386,873
3.50%, 10/15/2051	100,000	73,287
3.75%, 6/15/2027	100,000	96,396
4.90%, 1/15/2045	150,000	136,553
5.10%, 9/15/2045	200,000	188,518
5.30%, 8/15/2028	200,000	204,766
5.30%, 8/15/2052	106,000	102,887
5.40%, 3/2/2026	115,000	116,162
8.75%, 3/15/2032	275,000	333,649
		42,272,083
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	325,000	274,638
4.88%, 3/1/2026	351,000	350,772
5.95%, 8/15/2034	85,000	89,445
Security Description	Principal Amount	Value
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028 (a)	$ 200,000	$ 211,626
		926,481
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Agree LP:
2.00%, 6/15/2028	271,000	235,193
2.90%, 10/1/2030	86,000	74,049
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	38,966
2.00%, 5/18/2032	125,000	100,185
2.75%, 12/15/2029	750,000	660,067
2.95%, 3/15/2034	40,000	33,378
3.45%, 4/30/2025	75,000	73,290
3.55%, 3/15/2052	412,000	300,999
4.70%, 7/1/2030	500,000	490,135
4.75%, 4/15/2035	40,000	38,824
American Assets Trust LP 3.38%, 2/1/2031	140,000	114,337
American Homes 4 Rent LP:
2.38%, 7/15/2031	1,000,000	825,160
4.25%, 2/15/2028	66,000	64,066
American Tower Corp.:
1.30%, 9/15/2025	364,000	341,126
1.50%, 1/31/2028	149,000	130,278
1.60%, 4/15/2026	474,000	438,436
2.10%, 6/15/2030	200,000	167,878
2.40%, 3/15/2025	22,000	21,280
2.70%, 4/15/2031	100,000	86,014
2.75%, 1/15/2027	150,000	140,635
2.90%, 1/15/2030	50,000	44,667
2.95%, 1/15/2025	50,000	48,781
2.95%, 1/15/2051	744,000	496,531
3.10%, 6/15/2050	115,000	78,747
3.60%, 1/15/2028	238,000	226,814
3.70%, 10/15/2049	125,000	94,954
3.80%, 8/15/2029	325,000	308,503
3.95%, 3/15/2029	350,000	334,512
4.00%, 6/1/2025	100,000	98,324
4.05%, 3/15/2032	25,000	23,451
5.25%, 7/15/2028	445,000	452,360
5.50%, 3/15/2028	100,000	102,335
5.55%, 7/15/2033	100,000	103,610
5.65%, 3/15/2033	49,000	50,952
5.80%, 11/15/2028	190,000	197,754
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	344,000	303,879
Series MTN, 2.30%, 3/1/2030	100,000	87,323
Series MTN, 3.30%, 6/1/2029	590,000	551,255
5.00%, 2/15/2033	30,000	30,584
5.30%, 12/7/2033	145,000	150,601
Boston Properties LP:
2.45%, 10/1/2033	890,000	677,860

See accompanying notes to financial statements.
324

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 4/1/2032 (a)	$ 310,000	$ 247,073
3.20%, 1/15/2025	100,000	97,062
3.25%, 1/30/2031	177,000	152,027
3.40%, 6/21/2029 (a)	513,000	461,249
6.50%, 1/15/2034 (a)	200,000	211,048
Brixmor Operating Partnership LP:
2.50%, 8/16/2031 (a)	25,000	20,998
4.13%, 5/15/2029	175,000	166,603
Broadstone Net Lease LLC 2.60%, 9/15/2031	125,000	97,040
Camden Property Trust:
2.80%, 5/15/2030	169,000	151,632
3.15%, 7/1/2029	300,000	277,467
4.10%, 10/15/2028	275,000	267,575
5.85%, 11/3/2026	125,000	128,820
Corporate Office Properties LP 2.00%, 1/15/2029 (a)	250,000	207,605
Crown Castle, Inc.:
1.05%, 7/15/2026	100,000	90,298
REIT, 1.35%, 7/15/2025	298,000	281,386
2.25%, 1/15/2031	223,000	184,753
2.90%, 3/15/2027	150,000	140,400
2.90%, 4/1/2041	275,000	196,633
3.25%, 1/15/2051	650,000	455,643
3.30%, 7/1/2030	50,000	44,864
3.65%, 9/1/2027	249,000	236,889
3.80%, 2/15/2028	258,000	245,533
4.30%, 2/15/2029	150,000	144,517
4.45%, 2/15/2026	300,000	295,548
4.75%, 5/15/2047	87,000	75,484
5.00%, 1/11/2028	135,000	134,587
5.60%, 6/1/2029 (a)	500,000	511,665
5.80%, 3/1/2034	500,000	517,910
CubeSmart LP:
2.50%, 2/15/2032	291,000	241,774
3.13%, 9/1/2026	250,000	237,252
Digital Realty Trust LP:
3.60%, 7/1/2029	400,000	375,892
3.70%, 8/15/2027	81,000	78,176
4.45%, 7/15/2028 (a)	30,000	29,369
5.55%, 1/15/2028	170,000	173,364
EPR Properties:
3.60%, 11/15/2031 (a)	50,000	41,494
3.75%, 8/15/2029	400,000	351,852
4.50%, 4/1/2025	100,000	98,483
4.50%, 6/1/2027	100,000	93,988
4.75%, 12/15/2026	50,000	47,935
Equinix, Inc.:
1.00%, 9/15/2025	979,000	914,083
1.25%, 7/15/2025	150,000	141,246
1.45%, 5/15/2026	25,000	23,100
1.55%, 3/15/2028	50,000	43,943
1.80%, 7/15/2027	200,000	181,326
Security Description	Principal Amount	Value
2.50%, 5/15/2031	$ 275,000	$ 233,863
2.90%, 11/18/2026	45,000	42,811
2.95%, 9/15/2051	75,000	50,141
ERP Operating LP:
2.50%, 2/15/2030	100,000	88,490
3.00%, 7/1/2029	125,000	115,443
3.38%, 6/1/2025	71,000	69,469
4.50%, 7/1/2044	800,000	709,808
4.50%, 6/1/2045	150,000	128,427
Essex Portfolio LP:
2.65%, 3/15/2032 (a)	135,000	112,964
2.65%, 9/1/2050	20,000	12,140
3.00%, 1/15/2030	100,000	89,112
3.50%, 4/1/2025	25,000	24,473
4.00%, 3/1/2029	73,000	69,633
Extra Space Storage LP:
2.20%, 10/15/2030	200,000	166,444
2.35%, 3/15/2032	300,000	244,617
2.40%, 10/15/2031	120,000	98,921
5.70%, 4/1/2028	195,000	199,939
5.90%, 1/15/2031	160,000	167,208
Federal Realty OP LP:
4.50%, 12/1/2044	100,000	83,658
5.38%, 5/1/2028	200,000	202,020
GLP Capital LP/GLP Financing II, Inc.:
4.00%, 1/15/2030	150,000	136,908
5.25%, 6/1/2025	355,000	354,013
5.30%, 1/15/2029	306,000	304,779
5.38%, 4/15/2026	232,000	230,949
5.75%, 6/1/2028	81,000	81,670
6.75%, 12/1/2033	125,000	134,855
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	45,000	36,153
3.50%, 8/1/2026	530,000	506,235
Healthpeak OP LLC:
3.00%, 1/15/2030 (a)	185,000	164,826
3.25%, 7/15/2026	100,000	96,160
3.50%, 7/15/2029	310,000	289,106
5.25%, 12/15/2032	275,000	278,391
Highwoods Realty LP:
2.60%, 2/1/2031	50,000	38,907
3.05%, 2/15/2030	200,000	165,494
4.20%, 4/15/2029 (a)	100,000	90,746
7.65%, 2/1/2034	110,000	118,902
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	263,000	236,382
Hudson Pacific Properties LP:
3.25%, 1/15/2030	125,000	93,914
4.65%, 4/1/2029	250,000	204,650
Invitation Homes Operating Partnership LP:
2.70%, 1/15/2034	25,000	20,059
4.15%, 4/15/2032	500,000	460,650

See accompanying notes to financial statements.
325

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 8/15/2033	$ 295,000	$ 295,360
Kilroy Realty LP:
2.65%, 11/15/2033	110,000	83,477
3.05%, 2/15/2030	140,000	119,104
4.25%, 8/15/2029 (a)	100,000	92,098
4.38%, 10/1/2025	500,000	486,755
Kimco Realty OP LLC:
1.90%, 3/1/2028	170,000	149,948
3.20%, 4/1/2032	32,000	27,879
3.30%, 2/1/2025	100,000	97,715
4.13%, 12/1/2046	50,000	39,127
4.25%, 4/1/2045 (a)	100,000	81,235
6.40%, 3/1/2034	440,000	483,085
Kite Realty Group LP 4.00%, 10/1/2026	100,000	94,577
Kite Realty Group Trust 4.75%, 9/15/2030	100,000	94,143
LXP Industrial Trust:
2.38%, 10/1/2031	100,000	80,594
6.75%, 11/15/2028	250,000	262,657
Mid-America Apartments LP:
3.95%, 3/15/2029 (a)	125,000	121,621
4.00%, 11/15/2025	100,000	98,204
National Health Investors, Inc. 3.00%, 2/1/2031	100,000	80,322
NNN REIT, Inc.:
3.10%, 4/15/2050	100,000	66,280
3.50%, 4/15/2051	49,000	35,905
4.30%, 10/15/2028	300,000	290,565
4.80%, 10/15/2048	100,000	88,095
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	230,000	185,631
3.38%, 2/1/2031 (a)	50,000	42,425
3.63%, 10/1/2029	106,000	93,826
4.50%, 1/15/2025	50,000	49,179
4.50%, 4/1/2027	54,000	51,836
Physicians Realty LP 2.63%, 11/1/2031	100,000	82,355
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	45,000	34,124
9.25%, 7/20/2028	185,000	195,458
Prologis LP:
1.75%, 2/1/2031	150,000	124,713
2.25%, 4/15/2030	616,000	539,123
2.25%, 1/15/2032	25,000	20,966
2.88%, 11/15/2029	100,000	91,060
3.00%, 4/15/2050	200,000	143,690
3.25%, 6/30/2026	100,000	96,722
3.38%, 12/15/2027	108,000	102,999
3.88%, 9/15/2028	256,000	247,470
4.75%, 6/15/2033	150,000	152,034
5.13%, 1/15/2034 (a)	110,000	113,507
5.25%, 6/15/2053	100,000	104,445
Security Description	Principal Amount	Value
Public Storage Operating Co.:
0.88%, 2/15/2026	$ 100,000	$ 92,498
1.50%, 11/9/2026	100,000	91,889
1.85%, 5/1/2028	198,000	178,075
3.39%, 5/1/2029 (a)	186,000	177,693
5.10%, 8/1/2033	50,000	51,790
Rayonier LP 2.75%, 5/17/2031	500,000	417,430
Realty Income Corp.:
0.75%, 3/15/2026	25,000	22,785
3.00%, 1/15/2027	250,000	237,300
3.25%, 6/15/2029 (a)	100,000	93,455
3.25%, 1/15/2031	400,000	363,808
3.40%, 1/15/2028	425,000	404,430
3.88%, 4/15/2025	50,000	49,158
3.95%, 8/15/2027	50,000	48,647
4.13%, 10/15/2026	350,000	343,668
4.70%, 12/15/2028	140,000	141,053
4.85%, 3/15/2030	115,000	115,716
4.88%, 6/1/2026	100,000	100,052
4.90%, 7/15/2033	200,000	200,288
5.63%, 10/13/2032	50,000	52,659
Regency Centers LP:
2.95%, 9/15/2029	500,000	448,170
4.40%, 2/1/2047	93,000	77,287
4.65%, 3/15/2049	50,000	42,904
Retail Opportunity Investments Partnership LP 6.75%, 10/15/2028 (a)	100,000	105,153
Sabra Health Care LP 5.13%, 8/15/2026	200,000	196,882
Safehold GL Holdings LLC 2.80%, 6/15/2031	220,000	181,696
Simon Property Group LP:
2.20%, 2/1/2031	350,000	293,513
2.25%, 1/15/2032	150,000	124,658
2.45%, 9/13/2029	287,000	255,553
3.25%, 11/30/2026	51,000	49,036
3.30%, 1/15/2026	200,000	194,000
3.38%, 12/1/2027 (a)	500,000	477,575
3.50%, 9/1/2025	200,000	195,574
3.80%, 7/15/2050 (a)	254,000	201,176
4.75%, 3/15/2042 (a)	130,000	118,928
5.50%, 3/8/2033	253,000	262,014
6.25%, 1/15/2034	125,000	136,163
6.65%, 1/15/2054	250,000	295,312
6.75%, 2/1/2040	100,000	113,350
Spirit Realty LP:
3.40%, 1/15/2030	93,000	84,674
4.00%, 7/15/2029	465,000	441,076
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	76,095
4.50%, 3/15/2028	100,000	92,703
Sun Communities Operating LP:
2.70%, 7/15/2031	233,000	194,266

See accompanying notes to financial statements.
326

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 4/15/2032	$ 90,000	$ 82,175
5.70%, 1/15/2033	220,000	223,775
UDR, Inc.:
Series MTN, 2.10%, 6/15/2033	100,000	77,066
3.00%, 8/15/2031	300,000	265,359
Series MTN, 3.20%, 1/15/2030	181,000	164,706
Ventas Realty LP:
2.65%, 1/15/2025	88,000	85,266
3.25%, 10/15/2026	40,000	37,883
3.50%, 2/1/2025	250,000	244,305
4.38%, 2/1/2045	31,000	25,081
4.40%, 1/15/2029	25,000	24,315
4.75%, 11/15/2030	73,000	71,048
4.88%, 4/15/2049	250,000	218,457
5.70%, 9/30/2043	100,000	96,350
VICI Properties LP:
4.38%, 5/15/2025	310,000	304,823
4.75%, 2/15/2028	100,000	98,296
4.95%, 2/15/2030	150,000	145,569
5.13%, 5/15/2032	610,000	595,067
5.63%, 5/15/2052	130,000	124,677
Welltower OP LLC:
2.05%, 1/15/2029	120,000	105,613
2.80%, 6/1/2031	200,000	174,636
4.00%, 6/1/2025	66,000	64,832
4.13%, 3/15/2029	290,000	279,786
4.25%, 4/15/2028	362,000	355,415
4.95%, 9/1/2048	64,000	60,648
6.50%, 3/15/2041 (a)	307,000	338,596
Weyerhaeuser Co.:
4.00%, 4/15/2030	236,000	225,172
4.75%, 5/15/2026	390,000	388,003
7.38%, 3/15/2032	200,000	232,348
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	78,145
2.40%, 2/1/2031	56,000	47,339
3.85%, 7/15/2029	490,000	459,439
4.00%, 2/1/2025	50,000	49,258
		44,230,918
RETAIL — 2.6%
AutoNation, Inc.:
2.40%, 8/1/2031	325,000	261,813
3.85%, 3/1/2032 (a)	235,000	209,228
4.75%, 6/1/2030 (a)	50,000	48,255
AutoZone, Inc.:
3.13%, 4/21/2026	96,000	92,368
3.63%, 4/15/2025	142,000	139,434
4.00%, 4/15/2030	125,000	120,165
5.05%, 7/15/2026	150,000	150,812
5.20%, 8/1/2033 (a)	200,000	203,584
6.25%, 11/1/2028	175,000	186,004
6.55%, 11/1/2033	195,000	216,645
Security Description	Principal Amount	Value
Costco Wholesale Corp.:
1.38%, 6/20/2027	$ 209,000	$ 189,780
1.60%, 4/20/2030	500,000	428,450
Darden Restaurants, Inc.:
4.55%, 2/15/2048	50,000	42,457
6.30%, 10/10/2033	115,000	123,669
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	200,000	143,188
Dollar General Corp.:
3.50%, 4/3/2030 (a)	132,000	121,647
5.00%, 11/1/2032	101,000	100,813
5.20%, 7/5/2028	50,000	50,703
5.45%, 7/5/2033 (a)	450,000	458,838
5.50%, 11/1/2052	229,000	223,057
Dollar Tree, Inc.:
3.38%, 12/1/2051	187,000	129,943
4.00%, 5/15/2025	664,000	652,221
Genuine Parts Co.:
1.75%, 2/1/2025	100,000	96,150
1.88%, 11/1/2030	97,000	78,497
2.75%, 2/1/2032	10,000	8,367
6.88%, 11/1/2033	250,000	277,695
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	93,000	81,397
2.38%, 3/15/2051	145,000	92,091
2.50%, 4/15/2027	100,000	94,351
2.70%, 4/15/2025	100,000	97,611
2.70%, 4/15/2030	200,000	182,954
2.95%, 6/15/2029 (a)	640,000	602,227
3.13%, 12/15/2049	310,000	231,006
3.25%, 4/15/2032	327,000	302,262
3.30%, 4/15/2040	100,000	82,889
3.35%, 9/15/2025	300,000	294,312
3.35%, 4/15/2050	317,000	246,452
3.63%, 4/15/2052	544,000	441,565
3.90%, 12/6/2028 (a)	375,000	369,626
3.90%, 6/15/2047	395,000	339,676
4.00%, 9/15/2025	80,000	79,302
4.25%, 4/1/2046	258,000	233,549
4.40%, 3/15/2045	108,000	100,374
4.50%, 9/15/2032	60,000	61,195
4.88%, 2/15/2044	217,000	215,236
4.90%, 4/15/2029	205,000	210,744
4.95%, 9/30/2026	240,000	243,389
4.95%, 9/15/2052 (a)	510,000	516,972
5.13%, 4/30/2025	200,000	201,158
5.88%, 12/16/2036	1,226,000	1,370,815
5.95%, 4/1/2041	215,000	240,589
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	250,000	219,660
2.63%, 4/1/2031	200,000	175,280
3.35%, 4/1/2027	100,000	96,388
3.38%, 9/15/2025	300,000	292,815
3.50%, 4/1/2051	50,000	37,328
3.65%, 4/5/2029	575,000	554,311

See accompanying notes to financial statements.
327

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 4/15/2046	$ 500,000	$ 395,385
3.75%, 4/1/2032 (a)	200,000	187,050
4.00%, 4/15/2025	65,000	64,150
4.05%, 5/3/2047	140,000	115,476
4.40%, 9/8/2025	30,000	29,805
4.45%, 4/1/2062	227,000	192,387
4.50%, 4/15/2030	551,000	548,311
4.80%, 4/1/2026	75,000	75,059
5.00%, 4/15/2033 (a)	85,000	86,821
5.15%, 7/1/2033	140,000	143,913
5.63%, 4/15/2053 (a)	200,000	210,838
5.75%, 7/1/2053 (a)	105,000	111,542
5.80%, 9/15/2062	652,000	689,079
5.85%, 4/1/2063	931,000	978,984
6.50%, 3/15/2029	100,000	108,522
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	28,000	24,471
Series MTN, 3.38%, 5/26/2025	250,000	245,140
Series MTN, 3.63%, 5/1/2043	750,000	622,897
Series MTN, 3.63%, 9/1/2049	50,000	40,184
Series MTN, 3.70%, 1/30/2026	100,000	98,347
Series MTN, 3.80%, 4/1/2028 (a)	300,000	292,659
Series MTN, 4.20%, 4/1/2050	39,000	34,654
Series MTN, 4.45%, 3/1/2047	100,000	91,826
Series MTN, 4.45%, 9/1/2048	171,000	158,515
Series MTN, 4.60%, 9/9/2032 (a)	70,000	70,914
Series MTN, 4.60%, 5/26/2045	100,000	94,391
Series MTN, 4.88%, 7/15/2040	220,000	215,094
Series MTN, 4.88%, 12/9/2045	545,000	537,250
4.95%, 8/14/2033	200,000	205,584
5.45%, 8/14/2053	200,000	213,040
Series MTN, 5.70%, 2/1/2039 (a)	176,000	189,188
Series MTN, 6.30%, 3/1/2038	266,000	302,495
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029 (a)	580,000	560,118
4.20%, 4/1/2030	100,000	96,493
4.70%, 6/15/2032	25,000	24,740
5.75%, 11/20/2026	100,000	102,391
Ross Stores, Inc.:
0.88%, 4/15/2026	100,000	91,634
4.60%, 4/15/2025	536,000	531,932
Security Description	Principal Amount	Value
Starbucks Corp.:
2.25%, 3/12/2030	$ 125,000	$ 109,784
2.45%, 6/15/2026	250,000	237,945
2.55%, 11/15/2030 (a)	263,000	232,566
3.00%, 2/14/2032 (a)	245,000	219,635
3.35%, 3/12/2050	164,000	122,877
4.00%, 11/15/2028	250,000	246,227
4.30%, 6/15/2045	664,000	594,625
4.45%, 8/15/2049	100,000	90,880
4.50%, 11/15/2048	183,000	167,053
4.75%, 2/15/2026	100,000	100,429
4.80%, 2/15/2033	305,000	311,310
Target Corp.:
2.25%, 4/15/2025	125,000	121,255
2.35%, 2/15/2030	750,000	670,680
2.65%, 9/15/2030	325,000	291,450
2.95%, 1/15/2052	260,000	186,241
3.38%, 4/15/2029	100,000	96,255
4.00%, 7/1/2042 (a)	160,000	145,056
4.40%, 1/15/2033 (a)	135,000	136,231
4.50%, 9/15/2032	150,000	151,547
4.80%, 1/15/2053 (a)	35,000	34,754
6.35%, 11/1/2032	100,000	113,000
6.50%, 10/15/2037	140,000	162,743
TJX Cos., Inc.:
2.25%, 9/15/2026 (a)	155,000	147,024
3.88%, 4/15/2030	145,000	140,173
Tractor Supply Co. 5.25%, 5/15/2033	310,000	318,116
Walmart, Inc.:
1.50%, 9/22/2028	532,000	475,491
1.80%, 9/22/2031	98,000	83,099
2.38%, 9/24/2029	25,000	22,780
2.50%, 9/22/2041	300,000	222,060
2.65%, 9/22/2051	575,000	401,419
3.25%, 7/8/2029 (a)	519,000	498,458
3.55%, 6/26/2025	100,000	98,644
3.63%, 12/15/2047	100,000	84,743
3.70%, 6/26/2028 (a)	50,000	49,386
3.90%, 9/9/2025	160,000	158,568
3.95%, 9/9/2027	161,000	160,095
4.00%, 4/15/2026	100,000	99,466
4.00%, 4/15/2030	100,000	99,802
4.05%, 6/29/2048	375,000	343,027
4.10%, 4/15/2033	160,000	158,098
4.15%, 9/9/2032	95,000	95,003
4.50%, 9/9/2052	710,000	691,845
4.50%, 4/15/2053	225,000	219,159
5.25%, 9/1/2035	375,000	409,305
5.63%, 4/1/2040 (a)	150,000	166,957
7.55%, 2/15/2030	118,000	139,406
		31,667,253
SEMICONDUCTORS — 2.3%
Analog Devices, Inc.:
1.70%, 10/1/2028	145,000	128,851

See accompanying notes to financial statements.
328

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.10%, 10/1/2031 (a)	$ 100,000	$ 85,185
2.80%, 10/1/2041	189,000	141,217
2.95%, 10/1/2051	320,000	229,741
3.45%, 6/15/2027	35,000	33,908
3.50%, 12/5/2026	328,000	320,663
Applied Materials, Inc.:
1.75%, 6/1/2030	459,000	390,884
3.30%, 4/1/2027	50,000	48,456
4.35%, 4/1/2047 (a)	210,000	198,364
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	184,000	176,476
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	100,000	89,845
2.45%, 2/15/2031 (d)	725,000	620,281
2.60%, 2/15/2033 (d)	100,000	82,331
3.14%, 11/15/2035 (d)	637,000	523,162
3.15%, 11/15/2025	300,000	290,646
3.42%, 4/15/2033 (d)	563,000	494,573
3.47%, 4/15/2034 (d)	392,000	341,201
3.50%, 2/15/2041 (d)	461,000	365,868
3.75%, 2/15/2051 (d)	125,000	98,485
4.00%, 4/15/2029 (d)	135,000	130,460
4.11%, 9/15/2028	260,000	254,090
4.15%, 11/15/2030	625,000	597,069
4.15%, 4/15/2032 (d)	259,000	244,436
4.75%, 4/15/2029	225,000	225,479
4.93%, 5/15/2037 (d)	1,572,000	1,520,658
5.00%, 4/15/2030 (a)	150,000	152,336
Intel Corp.:
1.60%, 8/12/2028	120,000	106,165
2.45%, 11/15/2029	535,000	481,826
3.05%, 8/12/2051	291,000	205,853
3.10%, 2/15/2060	210,000	144,965
3.15%, 5/11/2027 (a)	115,000	110,539
3.25%, 11/15/2049	225,000	167,369
3.40%, 3/25/2025	300,000	294,966
3.70%, 7/29/2025	263,000	258,850
3.73%, 12/8/2047	500,000	407,605
3.75%, 3/25/2027	150,000	146,957
3.75%, 8/5/2027	50,000	48,999
3.90%, 3/25/2030	369,000	357,686
4.10%, 5/19/2046	250,000	220,097
4.10%, 5/11/2047	100,000	87,156
4.15%, 8/5/2032	215,000	210,255
4.25%, 12/15/2042	192,000	173,115
4.60%, 3/25/2040	145,000	141,162
4.75%, 3/25/2050	1,810,000	1,715,391
4.80%, 10/1/2041	600,000	585,714
4.88%, 2/10/2026	200,000	201,486
4.88%, 2/10/2028 (a)	350,000	355,855
4.90%, 8/5/2052	240,000	235,296
5.05%, 8/5/2062	85,000	84,025
5.13%, 2/10/2030 (a)	75,000	77,836
5.20%, 2/10/2033	185,000	193,294
Security Description	Principal Amount	Value
5.63%, 2/10/2043	$ 200,000	$ 214,266
5.70%, 2/10/2053 (a)	205,000	221,845
5.90%, 2/10/2063	302,000	336,522
KLA Corp.:
3.30%, 3/1/2050	100,000	76,432
4.10%, 3/15/2029 (a)	350,000	348,376
4.65%, 7/15/2032 (a)	60,000	61,340
5.25%, 7/15/2062	280,000	290,713
Lam Research Corp.:
1.90%, 6/15/2030	118,000	101,507
2.88%, 6/15/2050	50,000	35,686
3.75%, 3/15/2026	773,000	759,279
Marvell Technology, Inc.:
1.65%, 4/15/2026	50,000	46,550
2.45%, 4/15/2028	65,000	58,801
2.95%, 4/15/2031	100,000	87,388
4.88%, 6/22/2028	210,000	209,152
5.95%, 9/15/2033	180,000	191,066
Microchip Technology, Inc. 4.25%, 9/1/2025	200,000	196,914
Micron Technology, Inc.:
4.19%, 2/15/2027	250,000	245,220
4.66%, 2/15/2030 (a)	180,000	176,368
4.98%, 2/6/2026	100,000	100,074
5.33%, 2/6/2029	140,000	142,762
5.38%, 4/15/2028	375,000	381,772
5.88%, 9/15/2033	61,000	63,470
6.75%, 11/1/2029	555,000	599,800
NVIDIA Corp.:
3.20%, 9/16/2026 (a)	200,000	194,664
3.50%, 4/1/2040	1,000,000	868,140
3.70%, 4/1/2060	100,000	83,967
NXP BV/NXP Funding LLC 5.55%, 12/1/2028 (a)	675,000	694,784
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (a)	355,000	301,938
2.65%, 2/15/2032	97,000	81,762
2.70%, 5/1/2025	225,000	216,812
3.25%, 5/11/2041	50,000	38,205
3.88%, 6/18/2026	150,000	146,156
4.30%, 6/18/2029	215,000	208,907
QUALCOMM, Inc.:
2.15%, 5/20/2030	150,000	132,383
3.25%, 5/20/2027	250,000	242,045
3.45%, 5/20/2025	100,000	98,260
4.25%, 5/20/2032	15,000	14,903
4.30%, 5/20/2047	341,000	312,796
4.50%, 5/20/2052	116,000	108,403
4.65%, 5/20/2035	250,000	256,002
4.80%, 5/20/2045	256,000	254,356
5.40%, 5/20/2033 (a)	100,000	108,022
6.00%, 5/20/2053	300,000	346,401
Skyworks Solutions, Inc. 1.80%, 6/1/2026	410,000	381,985

See accompanying notes to financial statements.
329

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Texas Instruments, Inc.:
1.38%, 3/12/2025	$ 140,000	$ 134,722
1.75%, 5/4/2030	100,000	86,462
2.25%, 9/4/2029	354,000	319,623
3.88%, 3/15/2039 (a)	100,000	92,513
4.15%, 5/15/2048	325,000	295,360
4.90%, 3/14/2033	200,000	207,626
5.00%, 3/14/2053	50,000	51,354
5.05%, 5/18/2063	800,000	819,720
TSMC Arizona Corp.:
1.75%, 10/25/2026	393,000	362,664
2.50%, 10/25/2031	60,000	51,388
3.13%, 10/25/2041	25,000	20,201
3.25%, 10/25/2051 (a)	75,000	58,952
3.88%, 4/22/2027	155,000	151,748
Xilinx, Inc. 2.38%, 6/1/2030	250,000	221,302
		27,706,956
SHIPBUILDING — 0.0% (c)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	88,095
3.84%, 5/1/2025 (a)	40,000	39,172
4.20%, 5/1/2030	361,000	343,416
		470,683
SOFTWARE — 2.4%
Adobe, Inc. 3.25%, 2/1/2025	276,000	271,267
Autodesk, Inc.:
2.85%, 1/15/2030	13,000	11,727
4.38%, 6/15/2025	100,000	99,266
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	185,000	165,973
Concentrix Corp.:
6.60%, 8/2/2028 (a)	200,000	206,218
6.85%, 8/2/2033	250,000	257,123
Electronic Arts, Inc. 1.85%, 2/15/2031	70,000	58,436
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	330,000	305,045
2.25%, 3/1/2031 (a)	63,000	53,258
3.10%, 3/1/2041	944,000	702,166
4.70%, 7/15/2027	100,000	100,025
5.10%, 7/15/2032	100,000	102,289
5.63%, 7/15/2052 (a)	160,000	163,755
Fiserv, Inc.:
3.50%, 7/1/2029	580,000	546,261
3.85%, 6/1/2025	13,000	12,767
4.20%, 10/1/2028 (a)	537,000	525,685
4.40%, 7/1/2049 (a)	400,000	353,396
5.45%, 3/2/2028	180,000	185,531
5.63%, 8/21/2033	200,000	209,432
Security Description	Principal Amount	Value
Intuit, Inc.:
0.95%, 7/15/2025	$ 225,000	$ 212,033
5.13%, 9/15/2028	200,000	206,922
5.20%, 9/15/2033	200,000	209,586
5.25%, 9/15/2026	200,000	204,004
Microsoft Corp.:
2.40%, 8/8/2026	725,000	691,889
2.53%, 6/1/2050	937,000	640,964
2.68%, 6/1/2060	438,000	293,977
2.70%, 2/12/2025 (a)	400,000	391,404
2.92%, 3/17/2052	1,515,000	1,116,055
3.04%, 3/17/2062	897,000	648,773
3.13%, 11/3/2025	1,000,000	976,870
3.30%, 2/6/2027	800,000	779,712
3.40%, 9/15/2026 (d)	500,000	487,310
3.50%, 2/12/2035 (a)	150,000	142,214
3.50%, 11/15/2042	11,000	9,621
3.70%, 8/8/2046	525,000	460,630
4.20%, 11/3/2035	150,000	150,356
4.25%, 2/6/2047 (a)	50,000	48,404
4.45%, 11/3/2045 (a)	100,000	98,567
4.50%, 6/15/2047 (d)	235,000	230,493
4.50%, 2/6/2057 (a)	200,000	196,546
5.20%, 6/1/2039	100,000	110,307
Oracle Corp.:
2.30%, 3/25/2028	505,000	459,944
2.50%, 4/1/2025	1,169,000	1,132,293
2.65%, 7/15/2026	77,000	73,041
2.88%, 3/25/2031	375,000	332,092
2.95%, 5/15/2025	429,000	416,709
2.95%, 4/1/2030	538,000	485,572
3.25%, 11/15/2027	188,000	178,592
3.60%, 4/1/2040	665,000	531,814
3.60%, 4/1/2050	560,000	414,747
3.65%, 3/25/2041	596,000	473,868
3.80%, 11/15/2037	482,000	410,158
3.85%, 7/15/2036	520,000	453,326
3.90%, 5/15/2035	150,000	133,553
3.95%, 3/25/2051	800,000	628,824
4.00%, 7/15/2046	756,000	606,388
4.00%, 11/15/2047	300,000	238,446
4.10%, 3/25/2061 (a)	815,000	622,766
4.13%, 5/15/2045	354,000	289,965
4.30%, 7/8/2034	250,000	233,445
4.38%, 5/15/2055	275,000	228,407
4.50%, 5/6/2028 (a)	90,000	90,025
4.90%, 2/6/2033	90,000	89,574
5.38%, 7/15/2040	1,500,000	1,476,300
5.55%, 2/6/2053 (a)	1,235,000	1,236,964
6.13%, 7/8/2039	358,000	381,420
6.50%, 4/15/2038	32,000	35,400
6.90%, 11/9/2052	327,000	383,270
Roper Technologies, Inc.:
1.00%, 9/15/2025	5,000	4,675
1.40%, 9/15/2027	300,000	268,278

See accompanying notes to financial statements.
330

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.75%, 2/15/2031 (a)	$ 168,000	$ 138,326
2.95%, 9/15/2029	200,000	183,210
3.80%, 12/15/2026	210,000	205,504
3.85%, 12/15/2025	100,000	98,170
4.20%, 9/15/2028	295,000	290,041
Salesforce, Inc.:
1.50%, 7/15/2028	250,000	222,458
1.95%, 7/15/2031 (a)	280,000	239,170
2.70%, 7/15/2041	180,000	137,572
2.90%, 7/15/2051	340,000	243,440
3.05%, 7/15/2061	201,000	141,319
3.70%, 4/11/2028	121,000	118,588
ServiceNow, Inc. 1.40%, 9/1/2030	300,000	246,735
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	100,000	97,926
4.95%, 3/28/2028	100,000	100,804
5.00%, 3/28/2026	600,000	602,064
VMware LLC:
1.40%, 8/15/2026	565,000	516,574
1.80%, 8/15/2028	141,000	123,744
2.20%, 8/15/2031	155,000	128,280
4.50%, 5/15/2025	300,000	297,111
4.70%, 5/15/2030	200,000	197,346
Workday, Inc.:
3.70%, 4/1/2029	104,000	99,881
3.80%, 4/1/2032	100,000	93,183
		29,467,559
TELECOMMUNICATIONS — 4.3%
America Movil SAB de CV:
2.88%, 5/7/2030	252,000	224,293
3.63%, 4/22/2029	250,000	236,287
4.38%, 7/16/2042	440,000	397,184
4.38%, 4/22/2049 (a)	65,000	57,633
4.70%, 7/21/2032	305,000	299,013
6.13%, 3/30/2040	450,000	489,555
AT&T, Inc.:
1.70%, 3/25/2026	1,470,000	1,375,273
2.25%, 2/1/2032	850,000	703,290
2.30%, 6/1/2027	675,000	626,839
2.55%, 12/1/2033	589,000	480,536
3.50%, 6/1/2041	376,000	298,834
3.50%, 9/15/2053	1,417,000	1,030,981
3.50%, 2/1/2061	100,000	69,908
3.55%, 9/15/2055	1,002,000	722,422
3.65%, 6/1/2051	690,000	520,798
3.65%, 9/15/2059	72,000	51,712
3.80%, 12/1/2057	1,101,000	819,529
3.85%, 6/1/2060	604,000	451,297
4.30%, 2/15/2030	2,028,000	1,985,169
4.30%, 12/15/2042	275,000	239,517
4.35%, 3/1/2029	1,144,000	1,129,414
4.35%, 6/15/2045 (a)	150,000	129,776
4.50%, 3/9/2048	300,000	262,809
Security Description	Principal Amount	Value
4.55%, 3/9/2049	$ 388,000	$ 340,136
4.75%, 5/15/2046	578,000	524,044
4.85%, 3/1/2039 (a)	310,000	296,472
5.15%, 3/15/2042	50,000	48,314
5.15%, 11/15/2046	100,000	96,349
5.40%, 2/15/2034	1,330,000	1,372,360
5.54%, 2/20/2026	150,000	150,107
5.65%, 2/15/2047	145,000	151,033
6.30%, 1/15/2038	50,000	54,919
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052 (a)	154,000	119,273
Series US-4, 3.65%, 3/17/2051	60,000	46,075
4.30%, 7/29/2049	100,000	85,855
4.46%, 4/1/2048 (a)	211,000	189,908
5.10%, 5/11/2033 (a)	300,000	307,449
British Telecommunications PLC:
5.13%, 12/4/2028 (a)	100,000	101,560
9.63%, 12/15/2030	500,000	618,880
Cisco Systems, Inc.:
2.95%, 2/28/2026	100,000	96,836
5.50%, 1/15/2040	972,000	1,035,647
5.90%, 2/15/2039	356,000	395,263
Corning, Inc.:
4.38%, 11/15/2057 (a)	50,000	43,691
4.75%, 3/15/2042	700,000	653,667
5.45%, 11/15/2079	256,000	247,521
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	215,000	259,180
9.25%, 6/1/2032	175,000	227,178
Juniper Networks, Inc. 2.00%, 12/10/2030	60,000	48,572
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	117,767
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	85,396
5.50%, 9/1/2044	167,000	166,040
5.60%, 6/1/2032	151,000	156,013
Nokia OYJ 6.63%, 5/15/2039	400,000	397,348
Orange SA 9.00%, 3/1/2031	450,000	556,204
Rogers Communications, Inc.:
2.95%, 3/15/2025	500,000	485,945
3.20%, 3/15/2027	1,122,000	1,070,568
3.63%, 12/15/2025	425,000	412,722
4.30%, 2/15/2048 (a)	133,000	110,983
4.35%, 5/1/2049	50,000	42,336
4.50%, 3/15/2042	158,000	139,727
4.55%, 3/15/2052	200,000	174,770
5.00%, 3/15/2044	195,000	182,783
7.50%, 8/15/2038	85,000	98,249

See accompanying notes to financial statements.
331

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sprint Capital Corp.:
6.88%, 11/15/2028	$ 200,000	$ 216,812
8.75%, 3/15/2032	890,000	1,098,224
Sprint LLC 7.63%, 3/1/2026	239,000	249,609
Telefonica Emisiones SA:
4.10%, 3/8/2027 (a)	362,000	354,840
5.21%, 3/8/2047	541,000	503,303
5.52%, 3/1/2049	439,000	424,833
Telefonica Europe BV 8.25%, 9/15/2030 (a)	574,000	673,262
TELUS Corp.:
2.80%, 2/16/2027	68,000	64,100
3.40%, 5/13/2032 (a)	50,000	44,570
4.60%, 11/16/2048	50,000	44,668
T-Mobile USA, Inc.:
2.25%, 2/15/2026	950,000	900,609
2.25%, 11/15/2031	100,000	83,209
2.55%, 2/15/2031	305,000	262,559
2.63%, 4/15/2026	386,000	367,279
3.00%, 2/15/2041	180,000	134,928
3.30%, 2/15/2051	200,000	144,868
3.38%, 4/15/2029	200,000	185,814
3.40%, 10/15/2052	200,000	146,052
3.50%, 4/15/2025	577,000	565,062
3.50%, 4/15/2031	1,480,000	1,353,756
3.60%, 11/15/2060	250,000	182,803
3.75%, 4/15/2027	250,000	242,600
3.88%, 4/15/2030	925,000	878,186
4.38%, 4/15/2040	476,000	430,932
4.50%, 4/15/2050	476,000	421,412
4.75%, 2/1/2028 (a)	300,000	298,833
4.95%, 3/15/2028	45,000	45,691
5.05%, 7/15/2033	300,000	302,589
5.20%, 1/15/2033	1,000,000	1,024,550
5.65%, 1/15/2053	498,000	519,802
5.75%, 1/15/2034	195,000	206,942
5.75%, 1/15/2054	175,000	185,682
5.80%, 9/15/2062	725,000	775,663
Verizon Communications, Inc.:
0.85%, 11/20/2025	552,000	513,222
1.45%, 3/20/2026	244,000	227,259
1.68%, 10/30/2030	502,000	413,593
1.75%, 1/20/2031	300,000	246,900
2.10%, 3/22/2028	1,525,000	1,378,661
2.36%, 3/15/2032	100,000	83,248
2.55%, 3/21/2031	1,394,000	1,202,213
2.63%, 8/15/2026	350,000	333,476
2.65%, 11/20/2040	1,000	721
2.85%, 9/3/2041	135,000	99,923
2.99%, 10/30/2056	486,000	323,389
3.00%, 11/20/2060 (a)	597,000	392,271
3.15%, 3/22/2030	91,000	83,242
3.38%, 2/15/2025	25,000	24,540
3.40%, 3/22/2041	475,000	379,192
Security Description	Principal Amount	Value
3.55%, 3/22/2051	$ 1,292,000	$ 996,765
3.70%, 3/22/2061	1,545,000	1,182,558
3.88%, 3/1/2052	250,000	203,160
4.00%, 3/22/2050	495,000	410,954
4.13%, 3/16/2027	459,000	452,473
4.13%, 8/15/2046	18,000	15,472
4.27%, 1/15/2036	300,000	282,531
4.33%, 9/21/2028	338,000	334,532
4.40%, 11/1/2034	150,000	144,456
4.50%, 8/10/2033	450,000	439,101
4.52%, 9/15/2048	400,000	364,880
4.81%, 3/15/2039	155,000	149,921
4.86%, 8/21/2046	1,300,000	1,241,955
5.05%, 5/9/2033 (a)	200,000	204,236
6.55%, 9/15/2043	162,000	186,867
7.75%, 12/1/2030	158,000	185,165
Vodafone Group PLC:
4.38%, 2/19/2043	200,000	174,588
4.88%, 6/19/2049	100,000	90,725
5.63%, 2/10/2053	190,000	192,375
5.75%, 2/10/2063	1,100,000	1,118,381
6.15%, 2/27/2037	300,000	324,816
		52,041,012
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.55%, 11/19/2026	175,000	165,956
3.90%, 11/19/2029 (a)	357,000	332,728
6.35%, 3/15/2040	94,000	97,827
Mattel, Inc. 5.45%, 11/1/2041	970,000	868,683
		1,465,194
TRANSPORTATION — 1.8%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	100,000	72,518
3.30%, 9/15/2051	467,000	355,111
3.65%, 9/1/2025	25,000	24,564
3.90%, 8/1/2046	800,000	678,816
4.05%, 6/15/2048	215,000	186,596
4.13%, 6/15/2047	30,000	26,335
4.15%, 12/15/2048	99,000	87,241
4.38%, 9/1/2042	100,000	92,297
4.40%, 3/15/2042	250,000	231,207
4.45%, 1/15/2053	125,000	117,750
4.55%, 9/1/2044	120,000	111,990
4.95%, 9/15/2041	50,000	49,847
5.05%, 3/1/2041	50,000	50,124
5.15%, 9/1/2043	100,000	102,497
5.20%, 4/15/2054	635,000	662,394
5.40%, 6/1/2041	90,000	94,395
5.75%, 5/1/2040	104,000	113,472
Canadian National Railway Co.:
2.45%, 5/1/2050	165,000	108,331

See accompanying notes to financial statements.
332

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 3/1/2026	$ 160,000	$ 154,096
3.20%, 8/2/2046	90,000	69,573
3.65%, 2/3/2048	100,000	83,167
3.85%, 8/5/2032 (a)	5,000	4,755
4.40%, 8/5/2052	50,000	46,995
5.85%, 11/1/2033	125,000	137,495
6.13%, 11/1/2053	50,000	59,809
6.38%, 11/15/2037	120,000	136,139
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	40,000	36,918
2.05%, 3/5/2030	900,000	771,336
2.45%, 12/2/2031	135,000	125,157
2.90%, 2/1/2025	100,000	97,418
3.10%, 12/2/2051	300,000	217,140
4.20%, 11/15/2069	120,000	99,599
4.30%, 5/15/2043	306,000	267,334
4.70%, 5/1/2048	160,000	145,534
7.13%, 10/15/2031 (a)	200,000	227,172
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	115,000	111,298
CSX Corp.:
2.40%, 2/15/2030	100,000	88,567
3.35%, 11/1/2025	100,000	97,549
3.80%, 3/1/2028 (a)	50,000	49,132
3.80%, 4/15/2050	60,000	48,991
4.25%, 3/15/2029 (a)	105,000	104,876
4.30%, 3/1/2048	65,000	57,894
4.50%, 3/15/2049	460,000	420,072
4.50%, 11/15/2052	156,000	145,189
4.50%, 8/1/2054 (a)	100,000	92,498
4.75%, 5/30/2042	670,000	640,634
4.75%, 11/15/2048	200,000	190,528
5.20%, 11/15/2033 (a)	365,000	380,852
6.00%, 10/1/2036	71,000	77,981
6.22%, 4/30/2040	153,000	172,211
FedEx Corp.:
3.10%, 8/5/2029	45,000	41,685
3.88%, 8/1/2042	228,000	189,812
4.05%, 2/15/2048	82,000	68,354
4.10%, 2/1/2045	56,000	47,234
4.25%, 5/15/2030 (a)	104,000	101,853
4.40%, 1/15/2047	505,000	440,239
4.55%, 4/1/2046	284,000	254,535
4.75%, 11/15/2045	355,000	327,172
4.90%, 1/15/2034 (a)	115,000	116,697
4.95%, 10/17/2048	450,000	427,086
5.10%, 1/15/2044	50,000	48,305
5.25%, 5/15/2050	200,000	199,624
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	251,874	210,230
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	505,000	494,183
Security Description	Principal Amount	Value
Norfolk Southern Corp.:
2.55%, 11/1/2029	$ 107,000	$ 96,149
2.90%, 8/25/2051	149,000	101,521
3.00%, 3/15/2032 (a)	25,000	22,235
3.05%, 5/15/2050	375,000	266,861
3.16%, 5/15/2055	60,000	42,212
3.70%, 3/15/2053	50,000	39,612
3.94%, 11/1/2047	165,000	137,712
3.95%, 10/1/2042	260,000	222,006
4.05%, 8/15/2052	132,000	111,498
4.10%, 5/15/2049	50,000	42,568
4.10%, 5/15/2121	175,000	132,610
4.45%, 3/1/2033	200,000	197,474
4.45%, 6/15/2045	100,000	89,651
4.55%, 6/1/2053	175,000	160,102
4.84%, 10/1/2041	200,000	193,326
5.05%, 8/1/2030	145,000	148,716
5.10%, 12/31/2049	300,000	270,636
5.35%, 8/1/2054 (a)	100,000	104,088
5.55%, 3/15/2034	95,000	100,493
5.95%, 3/15/2064	105,000	117,010
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	50,000	46,085
Series MTN, 4.30%, 6/15/2027	10,000	9,775
Series MTN, 5.25%, 6/1/2028	70,000	70,963
Series MTN, 5.65%, 3/1/2028	110,000	113,315
6.30%, 12/1/2028	145,000	153,768
6.60%, 12/1/2033	165,000	183,290
Union Pacific Corp.:
2.15%, 2/5/2027	293,000	273,852
2.38%, 5/20/2031	50,000	43,480
2.40%, 2/5/2030	200,000	178,604
2.75%, 3/1/2026	400,000	385,420
2.95%, 3/10/2052	190,000	134,946
2.97%, 9/16/2062	273,000	184,128
3.00%, 4/15/2027	100,000	95,669
3.20%, 5/20/2041	200,000	160,404
3.25%, 8/15/2025	100,000	97,789
3.25%, 2/5/2050	213,000	163,194
3.35%, 8/15/2046	108,000	80,940
3.38%, 2/14/2042	100,000	81,782
3.50%, 2/14/2053	1,137,000	901,027
3.55%, 5/20/2061	300,000	226,365
Series MTN, 3.55%, 8/15/2039	180,000	154,710
3.70%, 3/1/2029	100,000	97,779
3.75%, 7/15/2025	304,000	299,200
3.75%, 2/5/2070	75,000	58,372
3.80%, 4/6/2071	115,000	91,034
3.84%, 3/20/2060	25,000	20,424
3.85%, 2/14/2072	130,000	103,224
3.95%, 9/10/2028	60,000	59,602

See accompanying notes to financial statements.
333

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 8/15/2059	$ 101,000	$ 82,750
4.10%, 9/15/2067	100,000	83,126
4.50%, 9/10/2048	200,000	183,168
4.95%, 9/9/2052	55,000	56,207
4.95%, 5/15/2053	100,000	102,131
5.15%, 1/20/2063	75,000	76,209
United Parcel Service, Inc.:
3.05%, 11/15/2027 (a)	300,000	287,559
3.40%, 3/15/2029 (a)	100,000	96,818
3.75%, 11/15/2047	109,000	92,334
3.90%, 4/1/2025	925,000	914,621
4.25%, 3/15/2049	110,000	99,983
4.45%, 4/1/2030	50,000	50,515
4.88%, 3/3/2033 (a)	100,000	103,831
5.20%, 4/1/2040	35,000	36,419
5.30%, 4/1/2050	200,000	212,358
6.20%, 1/15/2038	250,000	286,580
		21,320,633
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	50,000	39,802
4.00%, 6/30/2030	140,000	131,508
5.20%, 3/15/2044	30,000	28,141
5.45%, 9/15/2033 (a)	350,000	352,432
6.05%, 3/15/2034	100,000	103,868
6.90%, 5/1/2034 (a)	250,000	275,627
		931,378
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030	228,000	204,299
3.25%, 6/1/2051 (a)	100,000	73,632
3.40%, 3/1/2025	85,000	83,207
3.45%, 6/1/2029	175,000	165,263
3.75%, 9/1/2028	70,000	67,388
3.75%, 9/1/2047	90,000	73,576
4.20%, 9/1/2048	51,000	44,531
6.59%, 10/15/2037 (a)	240,000	278,542
Essential Utilities, Inc.:
2.70%, 4/15/2030	150,000	131,337
3.57%, 5/1/2029	86,000	80,355
4.28%, 5/1/2049	187,000	155,896
5.30%, 5/1/2052	145,000	139,099
United Utilities PLC 6.88%, 8/15/2028	75,000	80,944
		1,578,069
TOTAL CORPORATE BONDS & NOTES (Cost $1,182,698,058)		1,200,553,613
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
AUSTRALIA — 0.0% (c)
National Australia Bank Ltd. 5.20%, 5/13/2025	250,000	251,250
Security Description	Principal Amount	Value
BRAZIL — 0.1%
Vale Overseas Ltd. 6.13%, 6/12/2033	$ 350,000	$ 362,617
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $597,036)		613,867
	Shares
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	4,021,789	4,023,397
State Street Navigator Securities Lending Portfolio II (i) (j)	48,880,728	48,880,728
TOTAL SHORT-TERM INVESTMENTS (Cost $52,904,379)		52,904,125
TOTAL INVESTMENTS — 103.1% (Cost $1,236,199,473)		1,254,071,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(37,890,116)
NET ASSETS — 100.0%		$ 1,216,181,489
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(f)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to financial statements.
334

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,200,553,613	$—	$1,200,553,613
Foreign Government Obligations	—	613,867	—	613,867
Short-Term Investments	52,904,125	—	—	52,904,125
TOTAL INVESTMENTS	$52,904,125	$1,201,167,480	$—	$1,254,071,605

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,633,298	$ 1,633,625	$ 56,794,154	$ 54,403,344	$(784)	$(254)	4,021,789	$ 4,023,397	$ 72,082
State Street Navigator Securities Lending Portfolio II	28,956,552	28,956,552	114,385,690	94,461,514	—	—	48,880,728	48,880,728	112,164
Total		$30,590,177	$171,179,844	$148,864,858	$(784)	$(254)		$52,904,125	$184,246
See accompanying notes to financial statements.
335

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.6%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$ 1,072,013	$ 935,887
1.50%, 12/1/2035	3,821,070	3,335,862
1.50%, 2/1/2036	3,186,672	2,782,651
1.50%, 4/1/2036	1,796,983	1,568,329
1.50%, 5/1/2036	378,779	330,582
1.50%, 6/1/2036	989,158	870,329
1.50%, 7/1/2036	791,667	690,933
1.50%, 12/1/2036	989,354	863,465
1.50%, 4/1/2037	9,077,676	7,914,439
1.50%, 5/1/2041	4,051,719	3,358,405
1.50%, 1/1/2042	1,730,568	1,429,072
1.50%, 12/1/2050	2,396,069	1,879,026
1.50%, 2/1/2051	8,232,018	6,426,556
1.50%, 5/1/2051	2,532,646	1,974,275
1.50%, 6/1/2051	13,120,060	10,226,063
1.50%, 10/1/2051	9,236,292	7,194,955
1.50%, 11/1/2051	2,267,482	1,766,093
1.50%, 3/1/2052	2,193,020	1,707,382
2.00%, 3/1/2028	157,655	150,370
2.00%, 2/1/2032	1,626,774	1,508,047
2.00%, 7/1/2035	1,039,875	935,996
2.00%, 8/1/2035	1,179,310	1,064,380
2.00%, 9/1/2035	4,791,889	4,333,798
2.00%, 10/1/2035	189,429	170,861
2.00%, 11/1/2035	6,319,783	5,695,626
2.00%, 1/1/2036	1,072,648	963,757
2.00%, 4/1/2036	4,137,147	3,721,169
2.00%, 6/1/2036	1,323,725	1,193,613
2.00%, 8/1/2036	1,348,926	1,212,317
2.00%, 9/1/2036	6,228,573	5,606,404
2.00%, 10/1/2036	3,248,454	2,917,306
2.00%, 11/1/2036	389,083	349,250
2.00%, 12/1/2036	22,408,633	20,108,435
2.00%, 1/1/2037	5,958,487	5,345,252
2.00%, 2/1/2037	2,428,635	2,182,622
2.00%, 3/1/2037	817,323	734,995
2.00%, 4/1/2037	4,322,971	3,871,093
2.00%, 5/1/2041	3,158,171	2,716,063
2.00%, 7/1/2041	5,577,478	4,794,158
2.00%, 8/1/2041	8,166,215	7,017,468
2.00%, 3/1/2042	2,202,110	1,886,135
2.00%, 4/1/2042	1,689,423	1,447,785
2.00%, 8/1/2050	6,021,833	4,957,377
2.00%, 9/1/2050	8,657,105	7,164,901
2.00%, 10/1/2050	10,960,012	9,016,847
2.00%, 11/1/2050	19,581,303	16,101,765
2.00%, 12/1/2050	23,945,027	19,691,257
2.00%, 1/1/2051	20,507,379	16,850,555
2.00%, 2/1/2051	33,180,428	27,328,239
2.00%, 3/1/2051	6,929,519	5,684,919
Security Description	Principal Amount	Value
2.00%, 4/1/2051	$ 36,047,988	$ 29,562,001
2.00%, 5/1/2051	7,050,191	5,821,307
2.00%, 6/1/2051	1,867,231	1,533,668
2.00%, 7/1/2051	684,005	560,199
2.00%, 8/1/2051	5,574,773	4,564,438
2.00%, 9/1/2051	30,146,046	24,717,135
2.00%, 10/1/2051	8,292,087	6,786,095
2.00%, 11/1/2051	54,688,536	44,737,949
2.00%, 12/1/2051	3,056,482	2,510,973
2.00%, 1/1/2052	781,446	639,046
2.00%, 2/1/2052	43,917,500	35,925,710
2.00%, 3/1/2052	15,891,077	13,016,020
2.00%, 6/1/2052	2,789,870	2,278,362
2.50%, 4/1/2027	192,319	186,230
2.50%, 9/1/2027	137,140	132,530
2.50%, 10/1/2027	58,359	56,367
2.50%, 1/1/2028	230,963	223,068
2.50%, 4/1/2028	86,355	82,942
2.50%, 5/1/2028	77,777	75,117
2.50%, 6/1/2028	44,805	43,010
2.50%, 10/1/2029	16,653	15,902
2.50%, 1/1/2031	66,663	63,113
2.50%, 6/1/2031	333,752	315,206
2.50%, 10/1/2031	426,665	402,083
2.50%, 9/1/2032	795,577	751,703
2.50%, 11/1/2032	82,252	77,022
2.50%, 2/1/2033	65,163	61,035
2.50%, 4/1/2033	2,224,486	2,080,877
2.50%, 12/1/2033	1,600,980	1,498,506
2.50%, 1/1/2035	1,492,063	1,392,072
2.50%, 2/1/2035	469,016	434,973
2.50%, 4/1/2035	408,927	377,597
2.50%, 5/1/2035	1,327,494	1,225,789
2.50%, 7/1/2035	4,741,531	4,412,277
2.50%, 8/1/2035	2,625,741	2,424,571
2.50%, 9/1/2035	2,139,647	1,975,719
2.50%, 10/1/2035	1,000,462	923,813
2.50%, 11/1/2035	1,308,800	1,208,527
2.50%, 12/1/2035	520,551	480,670
2.50%, 1/1/2036	672,115	620,621
2.50%, 4/1/2036	528,314	487,635
2.50%, 7/1/2036	1,903,547	1,756,976
2.50%, 10/1/2036	749,549	691,834
2.50%, 1/1/2037	4,143,452	3,824,411
2.50%, 4/1/2037	2,581,171	2,382,424
2.50%, 6/1/2037	1,133,984	1,048,036
2.50%, 2/1/2040	2,586,163	2,306,307
2.50%, 5/1/2040	109,348	97,760
2.50%, 8/1/2040	622,951	556,526
2.50%, 9/1/2040	2,818,466	2,517,325
2.50%, 6/1/2041	427,816	379,436
2.50%, 12/1/2041	587,002	519,857
2.50%, 4/1/2042	3,296,288	2,907,672
2.50%, 4/1/2043	58,133	51,377
2.50%, 9/1/2046	87,438	76,402

See accompanying notes to financial statements.
336

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 1/1/2050	$ 49,410	$ 42,570
2.50%, 4/1/2050	1,087,111	939,963
2.50%, 5/1/2050	2,117,603	1,816,673
2.50%, 6/1/2050	10,055,009	8,663,265
2.50%, 7/1/2050	1,578,652	1,361,970
2.50%, 8/1/2050	9,442,130	8,089,196
2.50%, 9/1/2050	18,775,002	16,229,140
2.50%, 10/1/2050	48,756,164	42,064,788
2.50%, 11/1/2050	8,773,177	7,509,568
2.50%, 12/1/2050	522,087	446,761
2.50%, 1/1/2051	20,696,578	17,756,119
2.50%, 2/1/2051	150,180	128,438
2.50%, 3/1/2051	2,314,467	1,979,390
2.50%, 6/1/2051	8,280,028	7,045,994
2.50%, 8/1/2051	8,278,182	7,066,932
2.50%, 9/1/2051	50,284,140	42,941,905
2.50%, 10/1/2051	12,469,177	10,656,623
2.50%, 11/1/2051	35,809,919	30,543,619
2.50%, 12/1/2051	17,169,421	14,652,210
2.50%, 1/1/2052	3,346,477	2,846,432
2.50%, 2/1/2052	10,837,308	9,218,546
2.50%, 3/1/2052	6,828,194	5,827,545
2.50%, 4/1/2052	21,376,020	18,304,643
2.50%, 5/1/2052	3,455,199	2,938,567
2.50%, 7/1/2052	3,697,828	3,154,016
3.00%, 10/1/2026	42,585	41,656
3.00%, 11/1/2026	78,985	77,151
3.00%, 3/1/2027	491,977	479,137
3.00%, 6/1/2027	55,603	54,023
3.00%, 10/1/2028	44,619	43,369
3.00%, 2/1/2029	15,187	14,685
3.00%, 7/1/2029	25,840	24,916
3.00%, 8/1/2029	76,407	73,652
3.00%, 9/1/2029	17,640	16,997
3.00%, 10/1/2030	91,906	88,165
3.00%, 11/1/2030	120,610	115,648
3.00%, 12/1/2030	384,987	368,710
3.00%, 2/1/2031	347,314	332,226
3.00%, 8/1/2031	89,004	85,004
3.00%, 11/1/2031	98,746	95,174
3.00%, 2/1/2032	69,307	66,134
3.00%, 5/1/2032	222,211	211,592
3.00%, 6/1/2032	173,228	164,878
3.00%, 7/1/2032	83,983	79,915
3.00%, 10/1/2032	113,743	108,118
3.00%, 12/1/2032	2,011,471	1,910,618
3.00%, 1/1/2033	74,530	70,953
3.00%, 2/1/2033	98,537	93,640
3.00%, 3/1/2033	1,807,987	1,720,243
3.00%, 4/1/2033	2,607,819	2,498,400
3.00%, 5/1/2033	60,477	57,423
3.00%, 7/1/2033	650,968	620,374
3.00%, 9/1/2034	1,395,675	1,336,564
3.00%, 1/1/2035	2,234,309	2,141,726
3.00%, 4/1/2035	201,994	189,953
Security Description	Principal Amount	Value
3.00%, 6/1/2035	$ 227,430	$ 213,603
3.00%, 7/1/2035	4,128,458	3,910,533
3.00%, 12/1/2035	5,908,968	5,606,094
3.00%, 4/1/2036	152,131	142,752
3.00%, 8/1/2036	302,909	286,610
3.00%, 9/1/2036	170,839	161,093
3.00%, 11/1/2037	2,606,782	2,456,204
3.00%, 1/1/2038	98,545	92,387
3.00%, 2/1/2038	616,035	577,162
3.00%, 11/1/2039	79,956	73,727
3.00%, 4/1/2042	2,857,521	2,602,685
3.00%, 6/1/2042	1,681,924	1,530,797
3.00%, 8/1/2042	128,523	116,975
3.00%, 9/1/2042	96,577	87,900
3.00%, 11/1/2042	813,512	741,045
3.00%, 1/1/2043	359,329	327,438
3.00%, 2/1/2043	536,297	489,561
3.00%, 3/1/2043	157,007	143,377
3.00%, 4/1/2043	1,308,412	1,193,357
3.00%, 5/1/2043	688,953	628,566
3.00%, 6/1/2043	40,001	36,528
3.00%, 7/1/2043	70,402	64,290
3.00%, 8/1/2043	44,198	40,361
3.00%, 9/1/2043	44,469	40,609
3.00%, 10/1/2043	46,062	42,064
3.00%, 12/1/2044	88,351	80,241
3.00%, 1/1/2045	352,985	321,005
3.00%, 6/1/2045	363,748	329,059
3.00%, 7/1/2045	468,685	424,382
3.00%, 8/1/2045	404,067	368,209
3.00%, 5/1/2046	102,577	92,707
3.00%, 6/1/2046	2,070,832	1,888,248
3.00%, 7/1/2046	5,335,552	4,825,055
3.00%, 8/1/2046	994,945	898,281
3.00%, 9/1/2046	1,855,576	1,672,887
3.00%, 10/1/2046	687,652	621,251
3.00%, 11/1/2046	150,557	136,070
3.00%, 12/1/2046	3,475,006	3,137,202
3.00%, 1/1/2047	708,540	639,862
3.00%, 2/1/2047	6,767,210	6,101,036
3.00%, 5/1/2047	728,571	658,818
3.00%, 7/1/2047	750,612	677,770
3.00%, 12/1/2047	235,625	212,509
3.00%, 1/1/2048	1,039,662	937,669
3.00%, 2/1/2048	91,283	82,328
3.00%, 3/1/2048	548,573	494,757
3.00%, 10/1/2048	547,921	494,169
3.00%, 5/1/2049	93,311	83,500
3.00%, 7/1/2049	52,114	46,634
3.00%, 8/1/2049	1,165,934	1,043,341
3.00%, 9/1/2049	928,887	831,218
3.00%, 10/1/2049	2,234,960	2,007,403
3.00%, 12/1/2049	469,695	422,097
3.00%, 1/1/2050	1,183,688	1,061,061
3.00%, 2/1/2050	11,316,822	10,153,864

See accompanying notes to financial statements.
337

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 3/1/2050	$ 991,960	$ 891,437
3.00%, 4/1/2050	6,083,829	5,444,303
3.00%, 5/1/2050	377,849	338,915
3.00%, 8/1/2050	2,650,589	2,388,608
3.00%, 9/1/2050	5,134,209	4,558,525
3.00%, 11/1/2050	3,986,851	3,543,703
3.00%, 1/1/2051	2,005,421	1,791,109
3.00%, 4/1/2051	1,526,403	1,354,080
3.00%, 5/1/2051	3,249,041	2,881,233
3.00%, 6/1/2051	17,870,335	15,841,785
3.00%, 7/1/2051	1,676,855	1,485,988
3.00%, 10/1/2051	3,472,733	3,075,298
3.00%, 11/1/2051	1,658,785	1,467,918
3.00%, 12/1/2051	5,697,937	5,040,812
3.00%, 1/1/2052	7,906,639	6,996,168
3.00%, 2/1/2052	11,112,886	9,846,456
3.00%, 3/1/2052	23,209,622	20,516,302
3.00%, 4/1/2052	9,656,146	8,577,771
3.00%, 5/1/2052	2,774,410	2,462,209
3.00%, 6/1/2052	3,672,695	3,259,839
3.00%, 8/1/2052	6,482,164	5,728,233
3.50%, 2/1/2026	21,414	21,057
3.50%, 10/1/2026	31,122	30,534
3.50%, 1/1/2029	12,341	12,038
3.50%, 3/1/2029	276,668	269,147
3.50%, 4/1/2029	99,765	97,045
3.50%, 6/1/2029	22,154	21,562
3.50%, 8/1/2029	12,163	11,835
3.50%, 9/1/2029	275,784	267,981
3.50%, 2/1/2030	8,577	8,338
3.50%, 1/1/2034	68,176	66,202
3.50%, 3/1/2034	222,620	215,767
3.50%, 8/1/2034	78,677	76,255
3.50%, 7/1/2035	105,036	100,613
3.50%, 2/1/2039	43,182	41,347
3.50%, 3/1/2039	133,892	128,063
3.50%, 4/1/2039	73,543	70,253
3.50%, 2/1/2040	1,239,287	1,183,481
3.50%, 10/1/2041	518,234	489,025
3.50%, 2/1/2042	334,792	315,861
3.50%, 7/1/2042	11,018	10,386
3.50%, 8/1/2042	444,034	420,694
3.50%, 9/1/2042	114,136	107,462
3.50%, 3/1/2043	66,148	62,193
3.50%, 5/1/2043	175,323	164,837
3.50%, 8/1/2043	920,727	864,707
3.50%, 11/1/2043	26,779	25,178
3.50%, 12/1/2043	490,228	469,234
3.50%, 1/1/2044	289,759	272,815
3.50%, 5/1/2044	84,561	79,117
3.50%, 6/1/2044	47,487	44,481
3.50%, 8/1/2044	65,299	61,120
3.50%, 10/1/2044	352,622	330,305
3.50%, 11/1/2044	37,589	35,210
3.50%, 12/1/2044	254,987	238,645
Security Description	Principal Amount	Value
3.50%, 1/1/2045	$ 472,795	$ 442,380
3.50%, 2/1/2045	87,021	81,514
3.50%, 3/1/2045	183,371	173,162
3.50%, 7/1/2045	83,910	78,732
3.50%, 8/1/2045	83,734	78,403
3.50%, 10/1/2045	79,385	74,331
3.50%, 11/1/2045	162,965	152,477
3.50%, 12/1/2045	505,643	472,599
3.50%, 1/1/2046	470,391	441,045
3.50%, 3/1/2046	647,680	606,165
3.50%, 5/1/2046	206,055	192,643
3.50%, 7/1/2046	2,934,185	2,778,075
3.50%, 12/1/2046	253,223	236,860
3.50%, 2/1/2047	3,495,628	3,270,535
3.50%, 6/1/2047	1,283,649	1,200,124
3.50%, 7/1/2047	147,090	136,952
3.50%, 8/1/2047	130,015	121,189
3.50%, 9/1/2047	2,819,393	2,624,721
3.50%, 10/1/2047	869,995	810,787
3.50%, 11/1/2047	1,613,755	1,525,222
3.50%, 12/1/2047	172,279	160,584
3.50%, 2/1/2048	791,905	737,298
3.50%, 3/1/2048	4,365,535	4,057,545
3.50%, 5/1/2048	173,670	162,536
3.50%, 6/1/2048	113,598	105,817
3.50%, 7/1/2048	1,398,877	1,301,666
3.50%, 11/1/2048	622,744	583,977
3.50%, 2/1/2049	1,919,467	1,787,168
3.50%, 3/1/2049	1,291,687	1,199,882
3.50%, 4/1/2049	486,563	451,000
3.50%, 6/1/2049	100,837	93,458
3.50%, 7/1/2049	737,040	683,108
3.50%, 8/1/2049	1,281,118	1,192,877
3.50%, 9/1/2049	1,671,331	1,557,211
3.50%, 10/1/2049	620,637	577,996
3.50%, 12/1/2049	23,377,419	21,910,186
3.50%, 1/1/2050	16,465,628	15,242,787
3.50%, 6/1/2050	338,064	312,054
3.50%, 5/1/2051	466,373	428,555
3.50%, 6/1/2051	1,549,881	1,424,592
3.50%, 7/1/2051	170,614	156,795
3.50%, 9/1/2051	442,780	406,781
3.50%, 11/1/2051	3,205,887	2,955,591
3.50%, 2/1/2052	1,302,217	1,199,644
3.50%, 3/1/2052	9,645,757	8,839,510
3.50%, 5/1/2052	721,324	661,046
3.50%, 7/1/2052	1,403,702	1,292,402
3.50%, 9/1/2052	14,440,026	13,244,440
4.00%, 6/1/2025	22,125	21,823
4.00%, 2/1/2027	47,491	46,841
4.00%, 11/1/2033	25,902	25,511
4.00%, 6/1/2035	60,010	58,871
4.00%, 4/1/2038	1,603,059	1,571,334
4.00%, 10/1/2039	215,214	209,259
4.00%, 10/1/2040	452,310	439,253

See accompanying notes to financial statements.
338

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2040	$ 174,003	$ 169,062
4.00%, 1/1/2041	290,514	282,108
4.00%, 2/1/2041	28,906	28,069
4.00%, 12/1/2041	34,230	33,238
4.00%, 2/1/2042	88,822	86,152
4.00%, 4/1/2042	16,060	15,595
4.00%, 6/1/2042	60,582	58,815
4.00%, 10/1/2043	83,389	80,974
4.00%, 12/1/2043	534,038	517,815
4.00%, 5/1/2044	35,840	34,676
4.00%, 7/1/2044	115,908	112,086
4.00%, 8/1/2044	61,666	59,598
4.00%, 10/1/2044	56,852	55,007
4.00%, 11/1/2044	266,121	257,189
4.00%, 12/1/2044	15,447	14,946
4.00%, 2/1/2045	303,341	292,745
4.00%, 4/1/2045	20,300	19,613
4.00%, 5/1/2045	683,615	661,794
4.00%, 9/1/2045	66,283	63,967
4.00%, 10/1/2045	364,883	352,205
4.00%, 11/1/2045	213,908	206,435
4.00%, 12/1/2045	164,863	159,218
4.00%, 1/1/2046	389,441	376,580
4.00%, 2/1/2046	1,283,614	1,238,776
4.00%, 9/1/2046	99,634	96,745
4.00%, 12/1/2046	148,561	143,371
4.00%, 1/1/2047	2,128,518	2,052,798
4.00%, 2/1/2047	923,577	889,743
4.00%, 5/1/2047	63,293	60,959
4.00%, 6/1/2047	72,267	69,679
4.00%, 7/1/2047	286,930	276,451
4.00%, 8/1/2047	138,960	133,984
4.00%, 9/1/2047	70,276	67,759
4.00%, 11/1/2047	153,342	148,145
4.00%, 12/1/2047	78,474	75,664
4.00%, 2/1/2048	550,091	529,791
4.00%, 3/1/2048	138,337	133,232
4.00%, 4/1/2048	119,999	115,429
4.00%, 5/1/2048	101,863	97,984
4.00%, 6/1/2048	1,738,286	1,683,384
4.00%, 7/1/2048	104,937	100,941
4.00%, 9/1/2048	945,665	908,594
4.00%, 10/1/2048	1,051,898	1,008,235
4.00%, 11/1/2048	549,676	530,133
4.00%, 12/1/2048	651,222	629,343
4.00%, 1/1/2049	877,624	850,570
4.00%, 3/1/2049	1,526,326	1,464,439
4.00%, 4/1/2049	1,762,359	1,696,144
4.00%, 6/1/2049	484,856	465,130
4.00%, 7/1/2049	1,034,092	994,300
4.00%, 8/1/2049	154,036	147,769
4.00%, 9/1/2049	379,263	363,833
4.00%, 12/1/2049	58,556	56,173
4.00%, 1/1/2050	1,168,660	1,121,114
4.00%, 4/1/2050	125,329	119,400
Security Description	Principal Amount	Value
4.00%, 5/1/2050	$ 249,320	$ 237,525
4.00%, 6/1/2050	334,722	318,886
4.00%, 7/1/2050	548,190	525,788
4.00%, 2/1/2051	9,919,303	9,515,741
4.00%, 4/1/2052	1,100,048	1,041,735
4.00%, 5/1/2052	666,010	630,602
4.00%, 8/1/2052	18,617,456	17,634,342
4.00%, 10/1/2052	10,446,264	9,884,222
4.00%, 1/1/2053	4,141,191	3,916,391
4.50%, 2/1/2039	32,084	32,033
4.50%, 7/1/2041	58,917	58,648
4.50%, 9/1/2041	14,533	14,466
4.50%, 10/1/2041	132,726	132,314
4.50%, 1/1/2043	1,722,389	1,696,577
4.50%, 10/1/2043	39,195	39,084
4.50%, 3/1/2044	45,152	44,858
4.50%, 7/1/2044	164,544	163,470
4.50%, 8/1/2044	258,828	257,802
4.50%, 9/1/2044	107,738	108,630
4.50%, 10/1/2044	50,350	49,965
4.50%, 7/1/2045	153,343	152,867
4.50%, 8/1/2045	16,272	16,140
4.50%, 3/1/2046	170,150	169,889
4.50%, 8/1/2046	103,485	103,791
4.50%, 3/1/2047	230,706	228,574
4.50%, 7/1/2047	246,249	244,644
4.50%, 12/1/2047	115,684	114,265
4.50%, 6/1/2048	759,000	754,257
4.50%, 7/1/2048	41,104	40,532
4.50%, 8/1/2048	123,255	121,401
4.50%, 9/1/2048	1,391,374	1,373,271
4.50%, 11/1/2048	22,851	22,534
4.50%, 1/1/2049	1,189,931	1,179,306
4.50%, 3/1/2049	2,534,517	2,518,928
4.50%, 4/1/2049	119,537	117,507
4.50%, 5/1/2049	257,833	253,457
4.50%, 8/1/2049	3,147,813	3,100,469
4.50%, 9/1/2049	435,735	428,339
4.50%, 2/1/2050	450,328	442,684
4.50%, 4/1/2050	646,845	632,832
4.50%, 6/1/2052	4,451,205	4,315,703
4.50%, 7/1/2052	237,493	231,311
4.50%, 9/1/2052	324,784	316,757
4.50%, 10/1/2052	11,663,598	11,308,842
4.50%, 1/1/2053	6,402,618	6,207,878
4.50%, 5/1/2053	6,164,693	5,972,743
5.00%, 12/1/2033	165,379	166,877
5.00%, 2/1/2038	1,008,179	1,013,521
5.00%, 9/1/2038	15,326	15,579
5.00%, 9/1/2039	64,612	65,792
5.00%, 12/1/2039	205,309	208,827
5.00%, 1/1/2040	96,034	97,680
5.00%, 12/1/2041	40,103	40,950
5.00%, 12/1/2044	147,103	149,708
5.00%, 7/1/2048	122,896	123,652

See accompanying notes to financial statements.
339

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2048	$ 644,931	$ 648,554
5.00%, 9/1/2048	1,534,514	1,542,191
5.00%, 5/1/2049	1,031,700	1,036,355
5.00%, 9/1/2049	5,054,041	5,082,090
5.00%, 10/1/2049	1,749,896	1,759,677
5.00%, 11/1/2049	717,181	721,119
5.00%, 3/1/2050	1,457,673	1,465,677
5.00%, 7/1/2052	1,536,369	1,521,122
5.00%, 8/1/2052	1,382,927	1,381,770
5.00%, 9/1/2052	8,951,124	8,872,202
5.00%, 10/1/2052	12,731,480	12,629,772
5.00%, 12/1/2052	8,601,734	8,585,754
5.00%, 2/1/2053	14,709,347	14,550,544
5.00%, 4/1/2053	2,899,292	2,869,559
5.00%, 7/1/2053	14,878,235	14,716,675
5.00%, 9/1/2053	1,869,192	1,872,906
5.50%, 9/1/2035	2,956	3,047
5.50%, 12/1/2036	7,990	8,261
5.50%, 7/1/2037	77,535	80,161
5.50%, 4/1/2038	40,004	41,460
5.50%, 5/1/2038	2,423	2,512
5.50%, 8/1/2038	103,352	106,853
5.50%, 12/1/2052	3,023,971	3,068,441
5.50%, 2/1/2053	22,706,617	22,824,408
5.50%, 3/1/2053	2,514,071	2,552,180
5.50%, 5/1/2053	860,840	885,075
5.50%, 7/1/2053	21,773,654	21,867,685
5.50%, 9/1/2053	1,177,264	1,199,887
6.00%, 10/1/2038	482,109	492,255
6.00%, 7/1/2040	207,543	218,561
6.00%, 10/1/2052	2,278,214	2,322,227
6.00%, 12/1/2052	470,159	477,416
6.00%, 3/1/2053	1,829,705	1,891,068
6.00%, 4/1/2053	1,080,354	1,105,588
6.00%, 8/1/2053	7,187,795	7,296,050
6.00%, 9/1/2053	1,082,508	1,098,812
6.00%, 10/1/2053	2,454,091	2,503,769
6.00%, 11/1/2053	13,939,354	14,170,168
6.50%, 1/1/2053	5,276,516	5,418,521
6.50%, 2/1/2053	1,247,689	1,291,449
6.50%, 5/1/2053	475,817	492,523
6.50%, 6/1/2053	2,374,936	2,432,266
6.50%, 10/1/2053	20,518,596	21,015,837
6.50%, 12/1/2053	11,218,668	11,669,345
Federal National Mortgage Association:
1.50%, 10/1/2035	1,340,205	1,170,022
1.50%, 11/1/2035	2,614,569	2,293,868
1.50%, 12/1/2035	2,123,100	1,865,164
1.50%, 1/1/2036	1,978,834	1,727,557
1.50%, 2/1/2036	6,176,642	5,400,352
1.50%, 3/1/2036	716,511	625,340
1.50%, 4/1/2036	1,065,959	930,323
1.50%, 6/1/2036	885,261	772,617
1.50%, 7/1/2036	2,562,397	2,236,350
Security Description	Principal Amount	Value
1.50%, 8/1/2036	$ 525,244	$ 458,410
1.50%, 10/1/2036	932,006	813,415
1.50%, 11/1/2036	2,376,988	2,107,180
1.50%, 12/1/2036	357,610	312,107
1.50%, 1/1/2037	34,500,187	30,110,276
1.50%, 3/1/2037	25,848,003	22,535,774
1.50%, 4/1/2037	2,739,256	2,388,241
1.50%, 5/1/2041	4,903,308	4,064,274
1.50%, 10/1/2041	1,694,414	1,400,736
1.50%, 1/1/2042	4,424,805	3,666,370
1.50%, 12/1/2050	18,479,474	14,433,632
1.50%, 1/1/2051	6,569,594	5,128,738
1.50%, 3/1/2051	8,156,307	6,359,863
1.50%, 5/1/2051	856,295	667,508
1.50%, 6/1/2051	1,360,424	1,067,134
1.50%, 7/1/2051	4,383,519	3,416,611
1.50%, 9/1/2051	4,593,987	3,581,052
1.50%, 10/1/2051	18,539,613	14,422,014
1.50%, 11/1/2051	11,310,597	8,809,585
1.50%, 3/1/2052	1,971,775	1,535,131
1.50%, 4/1/2052	6,759,857	5,267,312
2.00%, 2/1/2028	332,863	319,321
2.00%, 11/1/2031	69,458	64,581
2.00%, 2/1/2032	562,697	522,338
2.00%, 4/1/2035	204,128	183,902
2.00%, 5/1/2035	1,155,378	1,040,584
2.00%, 7/1/2035	179,753	161,748
2.00%, 8/1/2035	3,743,967	3,391,384
2.00%, 9/1/2035	12,271,051	11,060,628
2.00%, 10/1/2035	10,120,149	9,125,655
2.00%, 11/1/2035	2,938,237	2,641,545
2.00%, 12/1/2035	8,971,421	8,065,219
2.00%, 1/1/2036	3,488,318	3,142,944
2.00%, 2/1/2036	4,904,308	4,417,388
2.00%, 3/1/2036	2,421,451	2,181,288
2.00%, 4/1/2036	4,192,426	3,778,182
2.00%, 5/1/2036	19,896,833	17,918,016
2.00%, 7/1/2036	5,528,453	4,969,689
2.00%, 11/1/2036	1,323,009	1,187,563
2.00%, 12/1/2036	19,981,569	17,930,505
2.00%, 3/1/2037	5,184,630	4,659,741
2.00%, 4/1/2037	799,715	720,262
2.00%, 5/1/2037	4,896,653	4,384,809
2.00%, 8/1/2040	582,150	501,809
2.00%, 10/1/2040	2,840,759	2,447,412
2.00%, 11/1/2040	6,021,030	5,183,926
2.00%, 12/1/2040	3,430,330	2,952,632
2.00%, 1/1/2041	8,467,883	7,286,745
2.00%, 5/1/2041	1,574,733	1,356,019
2.00%, 6/1/2041	559,958	481,973
2.00%, 10/1/2041	6,490,431	5,578,761
2.00%, 11/1/2041	7,730,545	6,635,010
2.00%, 12/1/2041	914,800	783,196
2.00%, 2/1/2042	3,635,592	3,116,792
2.00%, 4/1/2042	2,812,204	2,409,976

See accompanying notes to financial statements.
340

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 5/1/2042	$ 5,399,905	$ 4,627,560
2.00%, 8/1/2042	5,027,275	4,317,786
2.00%, 6/1/2050	2,398,790	1,976,254
2.00%, 7/1/2050	12,362,954	10,273,314
2.00%, 8/1/2050	4,955,774	4,124,078
2.00%, 9/1/2050	16,294,098	13,489,168
2.00%, 10/1/2050	22,418,685	18,468,333
2.00%, 11/1/2050	44,178,329	36,571,259
2.00%, 12/1/2050	22,371,274	18,449,444
2.00%, 1/1/2051	65,030,022	53,632,663
2.00%, 2/1/2051	54,034,850	44,681,110
2.00%, 3/1/2051	52,561,181	43,253,094
2.00%, 4/1/2051	34,623,731	28,456,791
2.00%, 5/1/2051	36,356,567	29,963,494
2.00%, 6/1/2051	20,209,387	16,528,424
2.00%, 7/1/2051	61,434,678	50,410,450
2.00%, 8/1/2051	7,607,815	6,231,895
2.00%, 9/1/2051	22,252,201	18,215,966
2.00%, 10/1/2051	5,330,258	4,360,516
2.00%, 11/1/2051	76,553,122	62,807,940
2.00%, 12/1/2051	1,312,756	1,078,507
2.00%, 1/1/2052	9,436,652	7,715,435
2.00%, 2/1/2052	62,810,562	51,359,882
2.00%, 3/1/2052	4,631,910	3,782,673
2.00%, 4/1/2052	4,625,994	3,777,842
2.00%, 5/1/2052	1,894,911	1,549,726
2.00%, 10/1/2052	2,459,262	2,008,369
2.50%, 12/1/2027	411,729	397,066
2.50%, 3/1/2028	75,858	72,861
2.50%, 5/1/2028	190,374	182,678
2.50%, 7/1/2028	135,694	130,069
2.50%, 8/1/2028	63,953	61,304
2.50%, 9/1/2028	808,591	779,710
2.50%, 10/1/2028	30,091	28,860
2.50%, 12/1/2028	914,685	878,731
2.50%, 3/1/2029	158,300	152,305
2.50%, 6/1/2029	2,640,894	2,546,149
2.50%, 8/1/2029	164,820	158,781
2.50%, 2/1/2030	24,737	23,578
2.50%, 4/1/2030	126,337	120,128
2.50%, 5/1/2030	36,272	34,424
2.50%, 6/1/2030	613,873	582,359
2.50%, 7/1/2030	765,432	734,717
2.50%, 8/1/2030	740,536	704,009
2.50%, 11/1/2030	112,689	106,696
2.50%, 8/1/2031	905,391	854,549
2.50%, 9/1/2031	1,106,342	1,043,320
2.50%, 10/1/2031	1,740,088	1,662,047
2.50%, 11/1/2031	1,179,614	1,112,935
2.50%, 12/1/2031	150,737	142,024
2.50%, 1/1/2032	129,793	122,319
2.50%, 2/1/2032	420,145	396,406
2.50%, 4/1/2032	296,378	277,554
2.50%, 6/1/2032	1,888,823	1,784,855
2.50%, 8/1/2032	254,861	240,434
Security Description	Principal Amount	Value
2.50%, 10/1/2032	$ 363,792	$ 340,717
2.50%, 11/1/2032	236,850	221,995
2.50%, 12/1/2032	72,651	67,996
2.50%, 1/1/2033	561,264	527,441
2.50%, 4/1/2033	599,841	566,149
2.50%, 12/1/2033	2,128,045	2,014,061
2.50%, 6/1/2034	151,693	140,683
2.50%, 8/1/2034	883,298	835,225
2.50%, 10/1/2034	274,904	255,372
2.50%, 11/1/2034	1,465,349	1,359,771
2.50%, 12/1/2034	982,327	911,025
2.50%, 1/1/2035	3,069,138	2,846,371
2.50%, 2/1/2035	4,941,024	4,582,379
2.50%, 4/1/2035	879,807	815,832
2.50%, 6/1/2035	5,548,049	5,146,312
2.50%, 7/1/2035	1,250,498	1,173,089
2.50%, 8/1/2035	7,661,692	7,091,543
2.50%, 11/1/2035	1,634,666	1,513,908
2.50%, 1/1/2036	368,154	341,522
2.50%, 2/1/2036	1,870,436	1,733,620
2.50%, 7/1/2036	2,671,596	2,466,318
2.50%, 10/1/2036	851,640	782,036
2.50%, 11/1/2036	454,255	419,278
2.50%, 2/1/2040	2,996,585	2,672,316
2.50%, 7/1/2040	267,599	238,854
2.50%, 2/1/2041	4,689,837	4,179,126
2.50%, 6/1/2041	3,047,046	2,702,469
2.50%, 4/1/2042	4,431,813	3,915,003
2.50%, 12/1/2042	245,208	216,714
2.50%, 1/1/2043	3,776,136	3,337,333
2.50%, 2/1/2043	1,057,131	934,288
2.50%, 4/1/2043	234,364	207,207
2.50%, 5/1/2043	174,821	154,563
2.50%, 8/1/2046	246,097	215,037
2.50%, 10/1/2046	696,271	608,393
2.50%, 4/1/2048	261,107	228,152
2.50%, 11/1/2049	12,433,635	10,712,421
2.50%, 12/1/2049	1,333,927	1,149,269
2.50%, 1/1/2050	612,044	527,318
2.50%, 2/1/2050	897,532	773,284
2.50%, 3/1/2050	3,825,663	3,304,681
2.50%, 5/1/2050	4,713,688	4,025,177
2.50%, 6/1/2050	27,593,817	23,868,743
2.50%, 7/1/2050	23,085,360	19,687,583
2.50%, 8/1/2050	31,362,886	27,110,012
2.50%, 9/1/2050	11,090,486	9,536,843
2.50%, 10/1/2050	11,441,718	9,783,429
2.50%, 11/1/2050	11,795,990	10,129,300
2.50%, 12/1/2050	1,867,716	1,603,996
2.50%, 2/1/2051	4,005,730	3,409,474
2.50%, 3/1/2051	6,557,354	5,605,419
2.50%, 4/1/2051	19,927,378	17,062,485
2.50%, 5/1/2051	20,195,737	17,365,899
2.50%, 7/1/2051	30,263,665	25,878,453
2.50%, 8/1/2051	29,509,122	25,214,687

See accompanying notes to financial statements.
341

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 9/1/2051	$ 32,613,488	$ 27,888,264
2.50%, 10/1/2051	35,407,332	30,267,999
2.50%, 11/1/2051	12,418,922	10,579,998
2.50%, 12/1/2051	5,190,186	4,425,616
2.50%, 1/1/2052	59,420,500	50,798,701
2.50%, 2/1/2052	14,151,730	12,053,571
2.50%, 7/1/2052	10,131,751	8,633,443
3.00%, 12/1/2026	44,849	43,806
3.00%, 2/1/2027	6,279	6,126
3.00%, 4/1/2027	56,872	55,324
3.00%, 7/1/2027	74,640	72,548
3.00%, 8/1/2027	212,761	206,995
3.00%, 6/1/2028	384,687	372,974
3.00%, 9/1/2028	53,735	52,259
3.00%, 10/1/2028	23,397	22,611
3.00%, 11/1/2028	38,217	36,951
3.00%, 6/1/2029	419,007	404,754
3.00%, 7/1/2029	34,180	32,940
3.00%, 8/1/2029	44,975	43,310
3.00%, 9/1/2029	17,249	16,599
3.00%, 10/1/2029	75,288	72,435
3.00%, 2/1/2030	132,542	128,214
3.00%, 3/1/2030	926,582	890,659
3.00%, 4/1/2030	57,384	55,080
3.00%, 5/1/2030	555,435	538,420
3.00%, 6/1/2030	21,023	20,194
3.00%, 7/1/2030	320,013	309,171
3.00%, 9/1/2030	260,653	252,063
3.00%, 11/1/2030	154,756	148,274
3.00%, 12/1/2030	31,364	30,055
3.00%, 1/1/2031	854,758	825,975
3.00%, 4/1/2031	181,648	173,756
3.00%, 1/1/2032	110,366	105,264
3.00%, 6/1/2032	92,318	89,379
3.00%, 7/1/2032	191,946	182,765
3.00%, 8/1/2032	685,122	651,665
3.00%, 11/1/2032	2,388,636	2,286,884
3.00%, 12/1/2032	428,177	408,524
3.00%, 1/1/2033	87,251	82,874
3.00%, 2/1/2033	922,618	875,650
3.00%, 3/1/2033	315,735	301,781
3.00%, 5/1/2033	53,768	51,137
3.00%, 9/1/2033	3,071,499	2,929,836
3.00%, 2/1/2034	658,818	626,712
3.00%, 7/1/2034	616,340	587,957
3.00%, 10/1/2034	501,263	475,276
3.00%, 11/1/2034	442,489	422,519
3.00%, 1/1/2035	525,437	497,980
3.00%, 2/1/2035	974,961	924,106
3.00%, 4/1/2035	652,120	622,513
3.00%, 5/1/2035	2,937,465	2,783,523
3.00%, 12/1/2035	122,582	116,157
3.00%, 2/1/2036	1,102,714	1,032,680
3.00%, 6/1/2036	1,468,530	1,376,520
3.00%, 7/1/2036	1,053,090	987,109
Security Description	Principal Amount	Value
3.00%, 8/1/2036	$ 1,542,728	$ 1,446,069
3.00%, 9/1/2036	153,027	143,439
3.00%, 12/1/2036	198,712	187,082
3.00%, 6/1/2037	4,173,079	3,919,477
3.00%, 8/1/2037	89,001	83,341
3.00%, 3/1/2038	690,840	646,903
3.00%, 8/1/2038	1,952,925	1,830,565
3.00%, 11/1/2039	135,171	124,640
3.00%, 2/1/2040	1,201,753	1,108,128
3.00%, 3/1/2040	2,832,524	2,652,377
3.00%, 4/1/2040	1,551,094	1,417,188
3.00%, 11/1/2041	5,091,594	4,596,217
3.00%, 6/1/2042	1,351,175	1,232,054
3.00%, 9/1/2042	74,037	67,384
3.00%, 10/1/2042	294,266	267,837
3.00%, 12/1/2042	213,304	194,154
3.00%, 1/1/2043	948,044	862,947
3.00%, 2/1/2043	353,495	321,743
3.00%, 3/1/2043	326,527	294,758
3.00%, 4/1/2043	299,079	272,800
3.00%, 5/1/2043	1,151,546	1,049,189
3.00%, 6/1/2043	412,447	376,205
3.00%, 7/1/2043	236,424	215,649
3.00%, 8/1/2043	3,481,676	3,175,673
3.00%, 9/1/2043	60,697	55,364
3.00%, 1/1/2044	59,328	54,115
3.00%, 3/1/2044	108,209	98,700
3.00%, 10/1/2044	1,685,280	1,528,956
3.00%, 12/1/2044	403,418	361,000
3.00%, 1/1/2045	382,012	347,569
3.00%, 4/1/2045	228,905	207,219
3.00%, 5/1/2045	331,966	300,243
3.00%, 8/1/2045	337,596	307,932
3.00%, 11/1/2045	146,973	132,927
3.00%, 12/1/2045	70,672	63,919
3.00%, 4/1/2046	2,604,973	2,356,036
3.00%, 5/1/2046	540,409	484,497
3.00%, 6/1/2046	4,112,272	3,734,210
3.00%, 8/1/2046	1,320,500	1,186,398
3.00%, 9/1/2046	5,514,302	4,992,356
3.00%, 10/1/2046	6,849,015	6,182,948
3.00%, 11/1/2046	2,686,372	2,429,345
3.00%, 12/1/2046	336,938	304,220
3.00%, 1/1/2047	3,777,801	3,420,836
3.00%, 2/1/2047	78,524	71,624
3.00%, 3/1/2047	441,898	399,347
3.00%, 4/1/2047	10,504,653	9,434,415
3.00%, 7/1/2047	4,284,573	3,867,714
3.00%, 8/1/2047	352,745	318,425
3.00%, 9/1/2047	340,125	307,050
3.00%, 10/1/2047	5,137,516	4,636,981
3.00%, 12/1/2047	1,828,512	1,650,610
3.00%, 1/1/2048	1,179,963	1,064,206
3.00%, 2/1/2048	923,357	832,773
3.00%, 4/1/2048	7,531,342	6,869,572

See accompanying notes to financial statements.
342

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/1/2048	$ 1,511,292	$ 1,364,253
3.00%, 11/1/2048	1,030,485	929,392
3.00%, 6/1/2049	373,529	334,254
3.00%, 7/1/2049	250,085	223,789
3.00%, 9/1/2049	3,224,696	2,886,861
3.00%, 10/1/2049	1,524,425	1,364,130
3.00%, 11/1/2049	3,407,835	3,051,542
3.00%, 12/1/2049	1,162,985	1,048,409
3.00%, 1/1/2050	6,558,164	5,872,221
3.00%, 2/1/2050	21,182,689	19,018,259
3.00%, 3/1/2050	10,689,542	9,585,104
3.00%, 4/1/2050	1,958,917	1,751,200
3.00%, 6/1/2050	256,822	229,376
3.00%, 7/1/2050	8,697,508	7,775,565
3.00%, 8/1/2050	14,944,978	13,356,286
3.00%, 9/1/2050	9,098,344	8,105,696
3.00%, 10/1/2050	384,364	342,812
3.00%, 12/1/2050	63,106	56,245
3.00%, 1/1/2051	2,157,077	1,921,881
3.00%, 3/1/2051	1,233,248	1,094,403
3.00%, 4/1/2051	8,542,297	7,652,541
3.00%, 5/1/2051	12,694,605	11,287,166
3.00%, 6/1/2051	4,023,509	3,571,524
3.00%, 7/1/2051	4,914,501	4,355,109
3.00%, 8/1/2051	6,914,852	6,127,728
3.00%, 9/1/2051	7,551,387	6,687,172
3.00%, 10/1/2051	1,560,110	1,385,163
3.00%, 11/1/2051	937,622	830,897
3.00%, 12/1/2051	6,445,479	5,748,350
3.00%, 1/1/2052	142,492	126,008
3.00%, 2/1/2052	5,085,338	4,519,855
3.00%, 3/1/2052	1,190,226	1,052,162
3.00%, 4/1/2052	12,685,017	11,224,199
3.00%, 5/1/2052	11,551,031	10,221,903
3.50%, 12/1/2025	20,182	19,796
3.50%, 1/1/2026	2,043	2,002
3.50%, 1/1/2027	12,739	12,506
3.50%, 1/1/2028	35,282	34,428
3.50%, 2/1/2028	585,437	575,051
3.50%, 10/1/2028	364,793	355,490
3.50%, 1/1/2029	34,947	34,039
3.50%, 5/1/2029	44,395	43,193
3.50%, 10/1/2029	16,462	15,997
3.50%, 9/1/2030	3,961,308	3,845,698
3.50%, 12/1/2030	47,880	46,457
3.50%, 3/1/2031	292,514	283,521
3.50%, 6/1/2031	237,905	230,908
3.50%, 4/1/2032	153,855	148,807
3.50%, 5/1/2032	2,260,038	2,196,341
3.50%, 7/1/2032	4,417,863	4,253,058
3.50%, 9/1/2032	750,644	728,262
3.50%, 2/1/2033	81,505	79,226
3.50%, 3/1/2033	166,114	160,497
3.50%, 4/1/2033	266,101	257,119
3.50%, 5/1/2033	180,204	175,646
Security Description	Principal Amount	Value
3.50%, 6/1/2033	$ 61,052	$ 59,220
3.50%, 3/1/2034	162,155	157,500
3.50%, 4/1/2034	265,047	257,078
3.50%, 6/1/2034	146,731	141,539
3.50%, 7/1/2034	36,307	35,189
3.50%, 11/1/2034	501,875	485,225
3.50%, 5/1/2035	772,176	745,815
3.50%, 9/1/2035	402,185	389,412
3.50%, 2/1/2036	1,344,491	1,284,561
3.50%, 7/1/2037	80,017	76,575
3.50%, 10/1/2037	325,008	311,025
3.50%, 11/1/2037	771,333	738,146
3.50%, 2/1/2038	438,000	419,155
3.50%, 12/1/2038	62,533	59,811
3.50%, 6/1/2039	46,396	44,320
3.50%, 8/1/2039	1,645,780	1,573,922
3.50%, 9/1/2040	335,138	313,562
3.50%, 12/1/2040	76,779	72,332
3.50%, 1/1/2041	66,651	62,790
3.50%, 2/1/2042	87,042	82,041
3.50%, 5/1/2042	278,297	262,024
3.50%, 6/1/2042	132,437	124,693
3.50%, 7/1/2042	69,367	65,310
3.50%, 9/1/2042	268,223	252,516
3.50%, 10/1/2042	492,485	463,686
3.50%, 12/1/2042	814,211	766,529
3.50%, 1/1/2043	48,315	45,490
3.50%, 2/1/2043	666,031	631,665
3.50%, 4/1/2043	142,960	135,556
3.50%, 5/1/2043	193,439	181,853
3.50%, 6/1/2043	520,531	488,839
3.50%, 8/1/2043	1,245,700	1,186,300
3.50%, 10/1/2043	59,065	55,471
3.50%, 1/1/2044	41,540	39,013
3.50%, 5/1/2044	252,007	239,154
3.50%, 8/1/2044	89,487	84,734
3.50%, 9/1/2044	129,652	122,434
3.50%, 10/1/2044	90,310	84,496
3.50%, 11/1/2044	408,751	385,993
3.50%, 12/1/2044	1,091,897	1,021,601
3.50%, 1/1/2045	139,868	130,864
3.50%, 2/1/2045	5,141,351	4,864,441
3.50%, 3/1/2045	78,019	73,436
3.50%, 4/1/2045	159,807	149,457
3.50%, 5/1/2045	390,636	366,605
3.50%, 6/1/2045	290,756	271,926
3.50%, 7/1/2045	1,093,484	1,023,766
3.50%, 8/1/2045	2,823,264	2,653,844
3.50%, 9/1/2045	563,569	529,154
3.50%, 10/1/2045	224,511	209,971
3.50%, 11/1/2045	1,776,995	1,663,829
3.50%, 12/1/2045	2,022,990	1,891,973
3.50%, 1/1/2046	28,053	26,236
3.50%, 2/1/2046	824,722	770,988
3.50%, 3/1/2046	5,426,671	5,146,440

See accompanying notes to financial statements.
343

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2046	$ 877,770	$ 820,069
3.50%, 5/1/2046	210,584	196,745
3.50%, 6/1/2046	263,001	245,784
3.50%, 7/1/2046	388,302	363,345
3.50%, 8/1/2046	3,053,009	2,862,118
3.50%, 10/1/2046	574,871	537,077
3.50%, 11/1/2046	152,353	142,339
3.50%, 12/1/2046	66,662	62,281
3.50%, 1/1/2047	2,713,125	2,571,243
3.50%, 2/1/2047	858,043	809,554
3.50%, 3/1/2047	314,913	293,429
3.50%, 4/1/2047	335,373	314,544
3.50%, 5/1/2047	12,660,079	11,829,167
3.50%, 6/1/2047	642,852	601,218
3.50%, 7/1/2047	3,819,463	3,596,112
3.50%, 8/1/2047	85,360	79,477
3.50%, 9/1/2047	884,291	822,814
3.50%, 10/1/2047	76,195	70,943
3.50%, 11/1/2047	3,970,348	3,718,266
3.50%, 12/1/2047	7,169,961	6,703,608
3.50%, 1/1/2048	9,611,255	8,975,945
3.50%, 2/1/2048	3,737,236	3,487,683
3.50%, 3/1/2048	6,113,131	5,681,103
3.50%, 4/1/2048	572,106	533,539
3.50%, 5/1/2048	1,111,415	1,041,093
3.50%, 6/1/2048	136,846	127,336
3.50%, 7/1/2048	9,611,774	8,992,783
3.50%, 8/1/2048	130,900	122,810
3.50%, 9/1/2048	19,220	17,883
3.50%, 11/1/2048	1,122,383	1,045,023
3.50%, 4/1/2049	3,086,665	2,877,909
3.50%, 6/1/2049	3,756,629	3,528,240
3.50%, 7/1/2049	1,267,100	1,174,385
3.50%, 8/1/2049	2,238,267	2,074,482
3.50%, 9/1/2049	4,125,816	3,861,756
3.50%, 10/1/2049	1,014,698	940,447
3.50%, 11/1/2049	546,335	506,357
3.50%, 12/1/2049	245,815	229,192
3.50%, 1/1/2050	1,682,701	1,559,570
3.50%, 2/1/2050	575,468	533,358
3.50%, 3/1/2050	2,319,641	2,146,340
3.50%, 4/1/2050	9,263,828	8,580,079
3.50%, 5/1/2050	5,505,660	5,130,598
3.50%, 6/1/2050	840,143	776,501
3.50%, 8/1/2050	1,131,379	1,043,048
3.50%, 11/1/2050	731,062	674,409
3.50%, 1/1/2051	1,721,727	1,595,741
3.50%, 6/1/2051	1,914,575	1,759,804
3.50%, 7/1/2051	4,867,822	4,511,621
3.50%, 8/1/2051	1,171,507	1,080,497
3.50%, 9/1/2051	575,650	528,849
3.50%, 4/1/2052	2,389,933	2,206,040
3.50%, 5/1/2052	6,859,063	6,305,440
3.50%, 6/1/2052	18,628,518	17,091,452
3.50%, 9/1/2052	2,861,470	2,624,550
Security Description	Principal Amount	Value
3.50%, 12/1/2052	$ 6,934,419	$ 6,362,424
3.50%, 2/1/2053	4,908,434	4,538,309
4.00%, 5/1/2026	305,557	300,699
4.00%, 6/1/2026	121,520	119,913
4.00%, 8/1/2026	6,387	6,285
4.00%, 9/1/2027	30,064	29,580
4.00%, 5/1/2029	748,744	737,232
4.00%, 11/1/2033	28,502	28,041
4.00%, 1/1/2034	80,440	78,825
4.00%, 2/1/2034	59,105	58,148
4.00%, 8/1/2034	544,176	538,975
4.00%, 5/1/2037	53,394	52,173
4.00%, 1/1/2038	2,103,678	2,063,501
4.00%, 6/1/2038	1,491,677	1,459,664
4.00%, 9/1/2038	81,918	80,039
4.00%, 2/1/2039	353,984	345,867
4.00%, 12/1/2039	1,434,865	1,395,162
4.00%, 9/1/2040	453,487	440,364
4.00%, 10/1/2040	79,239	76,946
4.00%, 12/1/2040	69,041	67,043
4.00%, 2/1/2041	97,091	94,282
4.00%, 10/1/2041	369,745	358,968
4.00%, 12/1/2041	26,655	25,854
4.00%, 2/1/2042	192,460	186,722
4.00%, 4/1/2042	152,366	147,740
4.00%, 8/1/2042	1,502,743	1,447,422
4.00%, 12/1/2042	204,975	198,761
4.00%, 9/1/2043	153,817	149,113
4.00%, 10/1/2043	229,112	221,972
4.00%, 12/1/2043	47,203	45,680
4.00%, 2/1/2044	51,459	49,796
4.00%, 4/1/2044	8,812,071	8,556,476
4.00%, 5/1/2044	196,857	188,946
4.00%, 6/1/2044	25,337	24,487
4.00%, 7/1/2044	1,280,837	1,239,374
4.00%, 8/1/2044	279,690	271,761
4.00%, 9/1/2044	14,638	14,147
4.00%, 10/1/2044	20,433	19,748
4.00%, 11/1/2044	345,379	333,793
4.00%, 12/1/2044	1,104,397	1,073,924
4.00%, 1/1/2045	125,355	121,149
4.00%, 3/1/2045	1,727,153	1,668,785
4.00%, 6/1/2045	1,304,588	1,260,404
4.00%, 7/1/2045	348,303	336,136
4.00%, 8/1/2045	273,952	265,103
4.00%, 9/1/2045	270,911	261,453
4.00%, 12/1/2045	1,405,868	1,358,767
4.00%, 2/1/2046	62,493	60,310
4.00%, 3/1/2046	6,929,664	6,721,121
4.00%, 4/1/2046	331,964	320,497
4.00%, 6/1/2046	104,308	101,161
4.00%, 7/1/2046	148,887	143,432
4.00%, 9/1/2046	1,840,863	1,785,646
4.00%, 10/1/2046	548,728	528,652
4.00%, 11/1/2046	2,808,869	2,722,913

See accompanying notes to financial statements.
344

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2046	$ 289,496	$ 278,891
4.00%, 2/1/2047	163,265	158,148
4.00%, 3/1/2047	422,104	406,691
4.00%, 4/1/2047	9,144,365	8,854,344
4.00%, 5/1/2047	600,913	579,240
4.00%, 6/1/2047	1,935,415	1,863,992
4.00%, 7/1/2047	1,796,076	1,736,132
4.00%, 8/1/2047	408,714	394,553
4.00%, 9/1/2047	4,112,490	3,936,702
4.00%, 10/1/2047	3,794,432	3,654,411
4.00%, 11/1/2047	256,816	247,342
4.00%, 1/1/2048	4,689,225	4,516,188
4.00%, 2/1/2048	4,184,226	4,029,846
4.00%, 4/1/2048	70,156	67,678
4.00%, 5/1/2048	150,713	144,804
4.00%, 6/1/2048	1,868,044	1,794,810
4.00%, 7/1/2048	1,736,772	1,668,697
4.00%, 8/1/2048	2,043,934	1,967,974
4.00%, 9/1/2048	4,937,614	4,754,048
4.00%, 10/1/2048	6,814,815	6,574,515
4.00%, 11/1/2048	1,040,998	1,000,188
4.00%, 12/1/2048	2,574,417	2,477,222
4.00%, 1/1/2049	886,745	856,415
4.00%, 2/1/2049	205,220	197,839
4.00%, 3/1/2049	2,558,224	2,466,665
4.00%, 4/1/2049	197,860	191,149
4.00%, 5/1/2049	2,142,542	2,067,662
4.00%, 6/1/2049	5,564,730	5,360,613
4.00%, 7/1/2049	5,438,551	5,248,730
4.00%, 8/1/2049	25,210	24,183
4.00%, 9/1/2049	1,684,797	1,616,178
4.00%, 12/1/2049	1,826,995	1,757,171
4.00%, 1/1/2050	175,830	168,676
4.00%, 3/1/2050	608,753	584,459
4.00%, 4/1/2050	3,611,598	3,449,277
4.00%, 6/1/2050	1,908,354	1,819,896
4.00%, 7/1/2050	408,034	388,730
4.00%, 8/1/2050	126,017	120,890
4.00%, 9/1/2050	640,056	614,015
4.00%, 10/1/2050	1,242,357	1,183,582
4.00%, 11/1/2050	157,051	150,662
4.00%, 12/1/2050	613,084	584,079
4.00%, 1/1/2051	938,759	900,566
4.00%, 8/1/2051	2,414,869	2,316,621
4.00%, 4/1/2052	1,089,839	1,038,188
4.00%, 5/1/2052	1,875,019	1,775,226
4.00%, 7/1/2052	883,439	844,919
4.00%, 8/1/2052	19,379,719	18,376,920
4.00%, 10/1/2052	17,399,217	16,460,119
4.00%, 4/1/2053	1,841,263	1,749,005
4.00%, 5/1/2053	8,532,196	8,063,592
4.50%, 11/1/2024	1,918	1,900
4.50%, 3/1/2029	162,494	160,511
4.50%, 4/1/2031	21,395	21,190
4.50%, 5/1/2038	2,153,780	2,140,418
Security Description	Principal Amount	Value
4.50%, 6/1/2040	$ 577,277	$ 577,162
4.50%, 8/1/2040	1,098,784	1,094,115
4.50%, 9/1/2040	995,221	990,992
4.50%, 5/1/2041	59,882	59,627
4.50%, 9/1/2041	32,664	32,478
4.50%, 1/1/2042	77,048	76,610
4.50%, 10/1/2042	556,261	558,469
4.50%, 9/1/2043	147,494	146,874
4.50%, 10/1/2043	79,772	79,456
4.50%, 12/1/2043	468,890	470,124
4.50%, 3/1/2044	27,565	27,353
4.50%, 4/1/2044	11,400	11,313
4.50%, 5/1/2044	50,363	50,163
4.50%, 6/1/2044	1,276,638	1,276,514
4.50%, 8/1/2044	278,684	278,092
4.50%, 10/1/2044	74,047	73,480
4.50%, 12/1/2044	221,720	222,686
4.50%, 5/1/2045	223,643	224,459
4.50%, 10/1/2045	470,345	468,480
4.50%, 5/1/2046	336,512	332,207
4.50%, 7/1/2046	90,275	90,669
4.50%, 8/1/2046	123,950	124,004
4.50%, 3/1/2047	1,870,809	1,845,702
4.50%, 5/1/2047	1,483,758	1,477,453
4.50%, 7/1/2047	276,225	277,228
4.50%, 8/1/2047	924,291	911,892
4.50%, 9/1/2047	108,500	107,045
4.50%, 12/1/2047	110,919	109,432
4.50%, 1/1/2048	253,663	250,260
4.50%, 2/1/2048	3,014,254	2,973,819
4.50%, 5/1/2048	763,310	759,799
4.50%, 6/1/2048	86,512	85,209
4.50%, 7/1/2048	255,443	251,596
4.50%, 8/1/2048	544,617	537,608
4.50%, 9/1/2048	1,007,787	996,306
4.50%, 10/1/2048	3,409,435	3,359,611
4.50%, 11/1/2048	3,543,327	3,513,674
4.50%, 12/1/2048	93,664	92,255
4.50%, 2/1/2049	4,436,522	4,395,749
4.50%, 3/1/2049	913,607	903,583
4.50%, 4/1/2049	177,289	174,280
4.50%, 5/1/2049	1,704,094	1,680,951
4.50%, 6/1/2049	549,723	540,380
4.50%, 7/1/2049	257,630	254,109
4.50%, 8/1/2049	2,785,213	2,771,812
4.50%, 9/1/2049	1,773,739	1,743,607
4.50%, 11/1/2049	4,559,840	4,501,278
4.50%, 1/1/2050	239,919	236,310
4.50%, 2/1/2050	880,426	865,481
4.50%, 3/1/2050	4,324,033	4,272,962
4.50%, 4/1/2050	1,500,371	1,488,843
4.50%, 5/1/2050	866,531	851,822
4.50%, 6/1/2050	1,166,298	1,141,033
4.50%, 9/1/2050	2,189,610	2,156,675
4.50%, 10/1/2050	374,949	369,309

See accompanying notes to financial statements.
345

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 12/1/2050	$ 143,883	$ 141,440
4.50%, 6/1/2052	1,536,125	1,490,126
4.50%, 7/1/2052	4,773,528	4,630,041
4.50%, 8/1/2052	46,641,926	45,235,269
4.50%, 2/1/2053	6,308,465	6,117,113
4.50%, 3/1/2053	4,539,364	4,402,566
5.00%, 11/1/2038	406,338	408,457
5.00%, 6/1/2039	159,761	161,020
5.00%, 8/1/2039	206,788	210,314
5.00%, 6/1/2040	83,535	85,193
5.00%, 7/1/2040	42,301	43,143
5.00%, 9/1/2040	37,435	38,180
5.00%, 2/1/2041	27,544	28,093
5.00%, 6/1/2041	523,217	532,432
5.00%, 3/1/2042	75,259	76,758
5.00%, 7/1/2044	31,873	32,385
5.00%, 1/1/2045	17,179	17,469
5.00%, 5/1/2048	287,113	288,723
5.00%, 7/1/2048	154,270	155,132
5.00%, 8/1/2048	210,377	211,749
5.00%, 9/1/2048	429,102	431,219
5.00%, 10/1/2048	708,367	711,637
5.00%, 11/1/2048	439,620	442,101
5.00%, 1/1/2049	70,277	70,623
5.00%, 8/1/2049	706,729	710,679
5.00%, 10/1/2049	473,462	476,116
5.00%, 12/1/2049	6,183,372	6,217,934
5.00%, 3/1/2050	650,908	654,482
5.00%, 9/1/2052	1,784,590	1,769,896
5.00%, 10/1/2052	6,263,589	6,253,107
5.00%, 6/1/2053	25,254,697	24,980,461
5.00%, 8/1/2053	973,814	963,240
5.00%, 9/1/2053	5,466,695	5,487,683
5.00%, 10/1/2053	16,753,728	16,571,802
5.50%, 1/1/2035	133,976	137,294
5.50%, 4/1/2036	64,127	66,035
5.50%, 11/1/2038	33,245	34,415
5.50%, 12/1/2038	13,798	14,252
5.50%, 12/1/2039	26,610	27,547
5.50%, 7/1/2041	55,033	56,831
5.50%, 4/1/2050	699,007	720,803
5.50%, 12/1/2052	3,163,641	3,204,387
5.50%, 2/1/2053	5,397,986	5,474,167
5.50%, 5/1/2053	22,006,487	22,123,634
5.50%, 8/1/2053	739,544	751,689
5.50%, 9/1/2053	14,633,893	14,697,090
5.50%, 10/1/2053	28,011,566	28,132,536
6.00%, 1/1/2037	14,680	15,408
6.00%, 9/1/2037	19,026	19,970
6.00%, 9/1/2039	14,535	15,291
6.00%, 6/1/2040	36,667	38,486
6.00%, 10/1/2040	46,392	48,803
6.00%, 12/1/2052	1,807,237	1,857,977
6.00%, 1/1/2053	20,564,123	20,874,726
6.00%, 5/1/2053	5,611,126	5,695,635
Security Description	Principal Amount	Value
6.00%, 7/1/2053	$ 6,148,969	$ 6,289,275
6.00%, 8/1/2053	6,332,040	6,438,793
6.00%, 9/1/2053	5,391,146	5,560,820
6.00%, 10/1/2053	8,401,377	8,527,909
6.50%, 7/1/2053	5,183,056	5,308,173
6.50%, 10/1/2053	876,886	914,820
Government National Mortgage Association:
1.50%, 2/20/2051	1,138,672	930,014
1.50%, 7/20/2051	584,294	472,863
1.50%, 9/20/2051	846,578	687,732
1.50%, 10/20/2051	424,235	344,257
1.50%, 11/20/2051	428,413	347,482
2.00%, 8/20/2050	7,946,203	6,751,082
2.00%, 9/20/2050	2,493,398	2,117,772
2.00%, 11/20/2050	5,817,631	4,932,856
2.00%, 12/20/2050	14,929,675	12,655,395
2.00%, 1/20/2051	24,829,227	21,040,773
2.00%, 2/20/2051	3,555,668	3,010,824
2.00%, 3/20/2051	18,537,601	15,681,161
2.00%, 4/20/2051	15,430,117	13,060,945
2.00%, 5/20/2051	16,064,505	13,595,441
2.00%, 6/20/2051	26,159,597	22,134,900
2.00%, 7/20/2051	2,856,414	2,416,508
2.00%, 8/20/2051	10,186,111	8,615,808
2.00%, 9/20/2051	11,101,014	9,387,951
2.00%, 10/20/2051	9,227,810	7,802,384
2.00%, 11/20/2051	10,601,673	8,962,384
2.00%, 12/20/2051	13,836,260	11,694,680
2.00%, 1/20/2052	27,410,577	23,163,719
2.00%, 3/20/2052	4,449,060	3,758,917
2.00%, 4/20/2052	3,396,971	2,870,030
2.00%, 5/20/2052	3,132,806	2,646,842
2.50%, 1/20/2043	30,556	27,225
2.50%, 3/20/2043	187,631	167,199
2.50%, 8/20/2046	492,717	437,033
2.50%, 10/20/2046	104,242	92,461
2.50%, 12/20/2046	1,066,792	946,230
2.50%, 9/20/2048	5,263,419	4,668,580
2.50%, 12/20/2049	637,649	563,233
2.50%, 1/20/2050	700,086	618,188
2.50%, 2/20/2050	810,796	714,215
2.50%, 4/20/2050	668,538	588,613
2.50%, 6/20/2050	1,879,038	1,653,583
2.50%, 7/20/2050	2,188,643	1,925,566
2.50%, 8/20/2050	10,062,187	8,850,525
2.50%, 9/20/2050	11,412,498	10,035,764
2.50%, 10/20/2050	13,590,245	11,947,860
2.50%, 11/20/2050	1,088,901	957,071
2.50%, 12/20/2050	11,354,199	9,977,126
2.50%, 1/20/2051	18,263,288	16,044,305
2.50%, 2/20/2051	20,194,087	17,705,003
2.50%, 3/20/2051	9,842,207	8,617,895
2.50%, 4/20/2051	15,102,854	13,237,399
2.50%, 5/20/2051	2,281,650	2,000,327

See accompanying notes to financial statements.
346

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/20/2051	$ 16,341,230	$ 14,323,862
2.50%, 7/20/2051	13,033,351	11,422,334
2.50%, 8/20/2051	8,698,572	7,614,622
2.50%, 9/20/2051	7,773,485	6,801,162
2.50%, 10/20/2051	9,795,661	8,567,471
2.50%, 11/20/2051	7,122,355	6,230,311
2.50%, 12/20/2051	850,365	744,727
2.50%, 1/20/2052	15,152,623	13,254,149
2.50%, 2/20/2052	10,847,240	9,487,822
2.50%, 3/20/2052	1,582,447	1,384,036
2.50%, 4/20/2052	9,873,742	8,635,246
2.50%, 5/20/2052	5,356,403	4,684,645
2.50%, 6/20/2052	3,103,221	2,716,890
2.50%, 7/20/2052	3,246,307	2,842,163
2.50%, 8/20/2052	1,559,858	1,367,129
2.50%, 9/20/2052	674,114	590,191
2.50%, 12/20/2052	2,350,261	2,057,960
3.00%, 5/20/2032	118,652	113,776
3.00%, 5/15/2042	46,276	42,573
3.00%, 7/20/2042	89,170	82,179
3.00%, 8/20/2042	7,874,706	7,257,299
3.00%, 9/20/2042	136,363	125,672
3.00%, 12/20/2042	114,231	105,275
3.00%, 1/20/2043	170,267	156,917
3.00%, 3/20/2043	558,981	515,240
3.00%, 4/20/2043	137,049	126,326
3.00%, 7/20/2043	2,640,838	2,434,189
3.00%, 8/20/2043	230,932	212,862
3.00%, 10/20/2043	543,180	500,676
3.00%, 1/20/2044	61,208	56,418
3.00%, 8/20/2044	710,792	655,171
3.00%, 11/20/2044	81,013	74,694
3.00%, 12/20/2044	161,028	148,468
3.00%, 2/15/2045	55,574	50,731
3.00%, 3/15/2045	31,502	28,924
3.00%, 3/20/2045	16,250	14,931
3.00%, 4/20/2045	4,747,977	4,362,665
3.00%, 5/20/2045	68,182	62,648
3.00%, 6/20/2045	5,905,491	5,426,243
3.00%, 7/20/2045	712,153	654,359
3.00%, 8/20/2045	31,790	29,210
3.00%, 9/20/2045	194,839	179,027
3.00%, 12/20/2045	81,517	74,902
3.00%, 1/20/2046	288,929	265,482
3.00%, 2/20/2046	3,531,792	3,251,279
3.00%, 5/20/2046	91,389	83,945
3.00%, 6/20/2046	2,852,580	2,620,216
3.00%, 7/20/2046	65,971	60,597
3.00%, 8/20/2046	6,378,673	5,859,082
3.00%, 9/20/2046	2,677,423	2,459,327
3.00%, 10/20/2046	2,083,171	1,913,481
3.00%, 12/20/2046	501,060	460,245
3.00%, 1/20/2047	2,126,567	1,953,342
3.00%, 2/20/2047	154,463	141,881
3.00%, 6/20/2047	41,551	38,119
Security Description	Principal Amount	Value
3.00%, 7/20/2047	$ 2,829,154	$ 2,595,486
3.00%, 9/20/2047	53,410	48,999
3.00%, 10/20/2047	1,239,548	1,137,170
3.00%, 11/20/2047	2,712,931	2,488,862
3.00%, 12/20/2047	1,359,181	1,246,923
3.00%, 1/20/2048	516,074	473,450
3.00%, 2/20/2048	238,479	218,782
3.00%, 3/20/2048	298,838	274,156
3.00%, 4/20/2048	423,713	388,717
3.00%, 9/20/2048	216,135	198,284
3.00%, 12/20/2048	93,723	85,982
3.00%, 6/20/2049	77,991	71,549
3.00%, 8/20/2049	1,236,893	1,127,671
3.00%, 9/20/2049	1,975,797	1,806,474
3.00%, 11/20/2049	2,021,065	1,840,351
3.00%, 12/20/2049	1,161,426	1,057,577
3.00%, 1/20/2050	11,539,429	10,504,417
3.00%, 2/20/2050	3,195,706	2,908,183
3.00%, 3/20/2050	636,460	580,428
3.00%, 4/20/2050	9,310,939	8,488,356
3.00%, 5/20/2050	7,341,257	6,690,419
3.00%, 6/20/2050	9,123,945	8,312,245
3.00%, 7/20/2050	9,310,355	8,479,196
3.00%, 8/20/2050	4,263,377	3,881,458
3.00%, 9/20/2050	1,441,894	1,312,727
3.00%, 10/20/2050	1,118,230	1,018,058
3.00%, 12/20/2050	1,333,989	1,213,664
3.00%, 1/20/2051	1,902,650	1,730,445
3.00%, 2/20/2051	100,322	91,211
3.00%, 5/20/2051	5,425,955	4,923,839
3.00%, 6/20/2051	4,541,480	4,119,809
3.00%, 7/20/2051	3,288,703	2,982,334
3.00%, 8/20/2051	5,803,825	5,261,357
3.00%, 9/20/2051	1,007,752	913,249
3.00%, 12/20/2051	5,999,312	5,431,152
3.00%, 1/20/2052	2,078,269	1,880,805
3.00%, 3/20/2052	2,357,621	2,130,903
3.00%, 5/20/2052	7,241,978	6,545,562
3.00%, 6/20/2052	3,289,446	2,973,120
3.00%, 8/20/2052	5,566,163	5,042,533
3.00%, 9/20/2052	4,135,215	3,737,557
3.00%, 1/20/2053	1,968,275	1,778,998
3.00%, 3/20/2053	1,877,432	1,708,089
3.00%, 9/20/2053	4,097,395	3,734,141
3.50%, 12/20/2041	1,483,774	1,409,015
3.50%, 2/15/2042	70,867	67,258
3.50%, 4/15/2042	24,745	23,484
3.50%, 4/20/2042	850,704	807,607
3.50%, 6/20/2042	184,465	175,120
3.50%, 9/20/2042	602,486	571,964
3.50%, 10/20/2042	746,618	708,795
3.50%, 11/20/2042	12,862	12,210
3.50%, 2/20/2043	493,897	468,870
3.50%, 3/20/2043	96,084	91,213
3.50%, 4/20/2043	100,358	95,272

See accompanying notes to financial statements.
347

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/20/2043	$ 81,463	$ 77,332
3.50%, 6/20/2043	788,325	748,345
3.50%, 7/20/2043	433,908	411,903
3.50%, 9/20/2043	94,875	90,063
3.50%, 10/20/2043	488,613	463,833
3.50%, 11/20/2043	437,182	415,011
3.50%, 1/20/2044	58,879	55,893
3.50%, 3/20/2044	669,798	635,830
3.50%, 4/20/2044	66,001	62,590
3.50%, 5/20/2044	72,980	69,208
3.50%, 6/20/2044	1,689,335	1,602,033
3.50%, 7/20/2044	34,443	32,663
3.50%, 8/20/2044	50,677	48,058
3.50%, 10/20/2044	1,382,065	1,310,642
3.50%, 11/20/2044	131,254	124,471
3.50%, 12/20/2044	13,910	13,191
3.50%, 1/20/2045	495,121	469,534
3.50%, 2/20/2045	603,442	572,257
3.50%, 3/20/2045	16,735	15,805
3.50%, 4/20/2045	1,586,924	1,498,707
3.50%, 5/20/2045	141,072	133,230
3.50%, 6/20/2045	29,989	28,322
3.50%, 7/20/2045	252,287	238,263
3.50%, 8/20/2045	155,258	146,627
3.50%, 9/20/2045	79,302	74,894
3.50%, 10/20/2045	266,444	251,633
3.50%, 11/20/2045	691,924	653,461
3.50%, 12/20/2045	19,900	18,794
3.50%, 1/20/2046	3,487,189	3,293,340
3.50%, 2/20/2046	3,435,991	3,244,987
3.50%, 4/20/2046	1,664,034	1,569,518
3.50%, 5/20/2046	665,637	627,830
3.50%, 6/20/2046	412,703	389,262
3.50%, 7/20/2046	6,589,170	6,214,912
3.50%, 8/20/2046	260,358	245,570
3.50%, 9/20/2046	294,878	278,779
3.50%, 10/20/2046	331,308	312,490
3.50%, 11/20/2046	1,546,589	1,458,744
3.50%, 12/20/2046	994,010	937,551
3.50%, 1/20/2047	64,109	60,468
3.50%, 2/20/2047	714,484	673,902
3.50%, 3/20/2047	280,634	264,478
3.50%, 5/20/2047	214,083	201,759
3.50%, 6/20/2047	116,488	109,782
3.50%, 7/20/2047	140,932	132,819
3.50%, 8/20/2047	248,249	233,957
3.50%, 9/20/2047	1,863,746	1,756,451
3.50%, 10/20/2047	1,786,433	1,685,442
3.50%, 12/20/2047	974,640	918,530
3.50%, 1/20/2048	4,232,705	3,989,030
3.50%, 2/20/2048	802,763	756,674
3.50%, 4/20/2048	114,987	108,367
3.50%, 5/20/2048	962,498	907,088
3.50%, 6/20/2048	51,260	48,309
3.50%, 8/20/2048	36,874	34,784
Security Description	Principal Amount	Value
3.50%, 10/20/2048	$ 501,141	$ 471,876
3.50%, 11/20/2048	606,602	571,178
3.50%, 2/20/2049	52,835	49,750
3.50%, 3/20/2049	121,919	114,799
3.50%, 6/20/2049	1,980,753	1,861,528
3.50%, 7/20/2049	642,399	603,657
3.50%, 8/20/2049	965,935	907,570
3.50%, 9/20/2049	1,888,149	1,773,623
3.50%, 10/20/2049	6,243,917	5,865,192
3.50%, 12/20/2049	1,950,219	1,831,477
3.50%, 1/20/2050	7,142,383	6,707,508
3.50%, 2/20/2050	6,098,412	5,727,101
3.50%, 3/20/2050	1,928,724	1,811,291
3.50%, 5/20/2050	1,428,312	1,341,182
3.50%, 6/20/2050	5,956,125	5,578,929
3.50%, 7/20/2050	1,630,043	1,530,229
3.50%, 11/20/2050	831,087	780,389
3.50%, 12/20/2050	3,528,905	3,302,152
3.50%, 1/20/2051	3,272,761	3,062,466
3.50%, 2/20/2051	1,250,174	1,173,766
3.50%, 5/20/2051	242,900	226,504
3.50%, 6/20/2051	2,940,510	2,742,026
3.50%, 7/20/2051	524,412	489,257
3.50%, 8/20/2051	7,331,731	6,828,820
3.50%, 9/20/2051	2,336,348	2,176,090
3.50%, 4/20/2052	1,609,820	1,496,670
3.50%, 6/20/2052	6,178,039	5,743,802
3.50%, 7/20/2052	4,328,912	4,024,645
3.50%, 10/20/2052	6,087,041	5,659,200
3.50%, 12/20/2052	6,250,914	5,811,554
3.50%, 3/20/2053	287,173	267,655
3.50%, 7/20/2053	4,884,058	4,565,992
4.00%, 2/15/2040	4,355	4,243
4.00%, 4/15/2040	39,816	38,815
4.00%, 12/20/2040	2,950,145	2,880,713
4.00%, 11/20/2041	38,815	37,898
4.00%, 2/20/2042	41,690	40,706
4.00%, 5/20/2042	38,493	37,572
4.00%, 6/20/2042	628,264	613,244
4.00%, 8/20/2042	18,002	17,572
4.00%, 8/20/2043	41,901	40,863
4.00%, 11/20/2043	248,720	242,558
4.00%, 3/20/2044	42,493	41,412
4.00%, 5/20/2044	291,489	284,073
4.00%, 7/15/2044	52,825	51,486
4.00%, 7/20/2044	44,551	43,418
4.00%, 8/20/2044	107,772	105,030
4.00%, 12/20/2044	114,759	111,840
4.00%, 1/20/2045	40,755	39,718
4.00%, 2/20/2045	124,150	120,992
4.00%, 5/15/2045	13,810	13,396
4.00%, 6/15/2045	21,112	20,458
4.00%, 7/20/2045	141,430	137,582
4.00%, 8/20/2045	25,820	25,118
4.00%, 10/20/2045	50,585	49,209

See accompanying notes to financial statements.
348

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/20/2045	$ 136,826	$ 133,103
4.00%, 1/20/2046	32,688	31,799
4.00%, 4/20/2046	108,666	105,710
4.00%, 5/20/2046	236,535	230,100
4.00%, 1/20/2047	184,660	178,771
4.00%, 3/20/2047	113,218	109,608
4.00%, 4/20/2047	27,986	27,040
4.00%, 5/20/2047	69,114	66,780
4.00%, 6/20/2047	73,404	70,924
4.00%, 7/20/2047	1,503,498	1,452,706
4.00%, 8/20/2047	81,093	78,354
4.00%, 9/20/2047	391,809	378,573
4.00%, 11/20/2047	1,167,196	1,127,765
4.00%, 2/20/2048	2,284,591	2,207,411
4.00%, 3/20/2048	1,200,694	1,160,131
4.00%, 4/20/2048	2,937,426	2,835,161
4.00%, 5/20/2048	1,664,741	1,606,784
4.00%, 6/20/2048	2,721,597	2,626,847
4.00%, 8/20/2048	1,242,402	1,199,149
4.00%, 9/20/2048	135,965	131,231
4.00%, 10/20/2048	255,148	246,265
4.00%, 11/20/2048	181,780	175,452
4.00%, 2/20/2049	300,310	289,855
4.00%, 3/20/2049	786,502	759,121
4.00%, 4/20/2049	257,700	248,460
4.00%, 5/20/2049	1,870,426	1,803,360
4.00%, 6/20/2049	2,442,078	2,354,515
4.00%, 7/20/2049	6,910,401	6,662,621
4.00%, 10/20/2049	648,653	625,815
4.00%, 11/20/2049	97,788	94,345
4.00%, 12/20/2049	519,738	501,439
4.00%, 1/20/2050	665,181	641,761
4.00%, 2/20/2050	335,485	323,673
4.00%, 3/20/2050	4,693,196	4,524,916
4.00%, 6/20/2050	3,918,175	3,780,224
4.00%, 7/20/2050	814,460	786,105
4.00%, 8/20/2050	535,956	517,086
4.00%, 11/20/2051	1,567,871	1,507,770
4.00%, 5/20/2052	527,584	503,797
4.00%, 6/20/2052	1,452,971	1,386,553
4.00%, 7/20/2052	482,650	460,653
4.00%, 9/20/2052	16,861,647	16,079,585
4.00%, 10/20/2052	14,128,467	13,473,173
4.00%, 11/20/2052	5,548,094	5,290,767
4.50%, 6/15/2039	7,455	7,455
4.50%, 4/15/2040	39,417	39,410
4.50%, 6/15/2040	22,014	22,009
4.50%, 9/20/2040	36,832	36,835
4.50%, 3/15/2041	21,170	21,166
4.50%, 4/20/2041	1,388,768	1,386,826
4.50%, 6/15/2041	8,732	8,726
4.50%, 7/15/2041	19,965	19,952
4.50%, 7/20/2041	71,552	71,452
4.50%, 12/20/2041	60,654	60,659
4.50%, 10/20/2043	15,279	15,201
Security Description	Principal Amount	Value
4.50%, 12/20/2043	$ 42,879	$ 42,660
4.50%, 1/20/2044	35,365	35,184
4.50%, 4/20/2044	48,230	47,984
4.50%, 5/20/2045	24,447	24,285
4.50%, 6/20/2045	504,970	502,390
4.50%, 10/20/2045	34,066	33,841
4.50%, 11/20/2045	94,676	94,049
4.50%, 1/20/2046	1,828,276	1,816,170
4.50%, 2/20/2046	307,624	305,587
4.50%, 6/20/2046	72,556	72,186
4.50%, 7/20/2046	37,070	36,824
4.50%, 12/20/2046	169,142	168,277
4.50%, 3/20/2047	394,813	392,171
4.50%, 6/20/2047	392,219	388,934
4.50%, 8/20/2047	53,915	53,464
4.50%, 12/20/2047	29,438	29,086
4.50%, 1/20/2048	57,357	56,672
4.50%, 3/20/2048	574,493	567,623
4.50%, 4/20/2048	646,839	639,104
4.50%, 6/20/2048	353,133	348,981
4.50%, 7/20/2048	362,170	357,912
4.50%, 8/20/2048	760,886	751,940
4.50%, 9/20/2048	1,100,575	1,087,635
4.50%, 11/20/2048	59,179	58,484
4.50%, 12/20/2048	1,265,998	1,251,114
4.50%, 1/20/2049	2,939,228	2,904,672
4.50%, 2/20/2049	321,161	317,385
4.50%, 4/20/2049	158,136	156,277
4.50%, 5/20/2049	132,750	131,189
4.50%, 6/20/2049	2,975,555	2,940,572
4.50%, 7/20/2049	735,829	727,178
4.50%, 9/20/2049	283,923	280,585
4.50%, 2/20/2050	1,790,170	1,769,123
4.50%, 4/20/2050	2,735,490	2,702,347
4.50%, 5/20/2050	489,071	483,321
4.50%, 10/20/2050	2,375,737	2,347,329
4.50%, 12/20/2050	1,466,300	1,449,061
4.50%, 12/20/2051	675,742	667,797
4.50%, 10/20/2052	1,985,485	1,937,437
4.50%, 12/20/2052	13,495,781	13,169,189
4.50%, 1/20/2053	17,248,844	16,831,429
4.50%, 2/20/2053	1,488,078	1,452,068
4.50%, 3/20/2053	4,915,087	4,796,145
4.50%, 6/20/2053	6,460,837	6,298,730
5.00%, 12/15/2038	13,123	13,354
5.00%, 5/15/2039	20,060	20,402
5.00%, 5/20/2041	421,282	428,518
5.00%, 11/20/2042	55,112	56,054
5.00%, 3/20/2043	12,776	12,995
5.00%, 4/20/2043	31,326	31,862
5.00%, 5/20/2043	10,909	11,096
5.00%, 8/20/2043	47,050	47,847
5.00%, 5/20/2044	28,268	28,747
5.00%, 6/20/2044	16,495	16,775
5.00%, 7/20/2044	40,765	41,456

See accompanying notes to financial statements.
349

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/20/2045	$ 213,343	$ 216,957
5.00%, 4/20/2048	20,917	21,111
5.00%, 5/20/2048	124,715	125,704
5.00%, 7/20/2048	42,540	42,877
5.00%, 10/20/2048	62,318	62,782
5.00%, 12/20/2048	151,931	153,064
5.00%, 1/20/2049	508,910	512,706
5.00%, 2/20/2049	411,072	414,138
5.00%, 4/20/2049	182,757	184,120
5.00%, 6/20/2049	1,184,481	1,193,315
5.00%, 7/20/2049	167,093	168,418
5.00%, 5/20/2050	459,612	463,904
5.00%, 11/20/2052	10,706,167	10,631,690
5.00%, 12/20/2052	10,392,596	10,320,300
5.00%, 5/20/2053	11,845,736	11,756,546
5.00%, 7/20/2053	23,158,857	22,984,488
5.50%, 9/15/2035	25,171	25,675
5.50%, 7/15/2038	7,537	7,759
5.50%, 3/15/2039	43,238	44,959
5.50%, 2/20/2049	44,221	45,204
5.50%, 12/20/2052	10,572,899	10,632,083
5.50%, 5/20/2053	15,178,071	15,263,551
5.50%, 7/20/2053	4,348,467	4,372,957
5.50%, 8/20/2053	2,799,774	2,815,542
5.50%, 10/20/2053	10,721,797	10,782,180
6.00%, 8/15/2040	13,241	13,969
6.00%, 9/15/2040	23,981	25,410
6.00%, 1/20/2046	60,616	63,553
6.00%, 12/20/2052	5,053,744	5,140,770
6.00%, 1/20/2053	2,018,123	2,049,204
6.00%, 4/20/2053	966,567	981,546
6.00%, 8/20/2053	4,968,269	5,045,261
6.00%, 9/20/2053	11,887,867	12,072,091
6.50%, 1/20/2053	3,134,326	3,206,038
6.50%, 2/20/2053	463,256	474,551
6.50%, 7/20/2053	2,476,941	2,534,161
7.00%, 9/20/2053	2,234,119	2,294,886
Government National Mortgage Association, TBA:
TBA, 2.00%, 1/20/2054	6,125,000	5,180,745
TBA, 2.50%, 1/20/2054	4,350,000	3,808,025
TBA, 3.00%, 1/20/2054	3,550,000	3,211,216
TBA, 3.50%, 1/20/2054	1,250,000	1,163,266
TBA, 4.00%, 1/20/2054	5,775,000	5,511,949
TBA, 4.50%, 1/20/2054	3,700,000	3,610,182
TBA, 5.00%, 1/20/2054	12,350,000	12,264,723
TBA, 5.50%, 1/20/2054	14,950,000	15,040,447
Security Description	Principal Amount	Value
TBA, 6.00%, 1/20/2054	$ 18,600,000	$ 18,892,020
TBA, 6.50%, 1/20/2054	22,200,000	22,712,154
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 1/1/2054	16,775,000	13,708,413
TBA, 2.50%, 1/1/2039	3,250,000	2,995,856
TBA, 2.50%, 1/1/2054	9,475,000	8,060,449
TBA, 3.00%, 1/1/2054	7,300,000	6,450,857
TBA, 3.50%, 1/1/2039	4,075,000	3,925,553
TBA, 3.50%, 1/1/2054	5,200,000	4,766,497
TBA, 4.00%, 1/1/2039	1,600,000	1,569,506
TBA, 4.00%, 1/1/2054	4,600,000	4,350,491
TBA, 4.50%, 1/1/2039	3,400,000	3,381,161
TBA, 4.50%, 1/1/2054	8,800,000	8,531,442
TBA, 5.00%, 1/1/2039	4,350,000	4,375,491
TBA, 5.00%, 1/1/2054	7,750,000	7,670,035
TBA, 5.50%, 1/1/2039	4,575,000	4,637,677
TBA, 5.50%, 1/1/2054	19,100,000	19,191,107
TBA, 6.00%, 1/1/2054	21,800,000	22,135,284
TBA, 6.50%, 1/1/2054	15,175,000	15,545,877
TBA, 7.00%, 1/1/2054	12,350,000	12,730,503
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,293,714,273)		4,783,885,411
	Shares
SHORT-TERM INVESTMENT — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (a) (b) (Cost $234,672,177)	234,598,763	234,692,602
TOTAL INVESTMENTS — 104.5% (Cost $5,528,386,450)		5,018,578,013
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(214,745,616)
NET ASSETS — 100.0%		$ 4,803,832,397
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2023.
TBA	To Be Announced

See accompanying notes to financial statements.
350

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$4,783,885,411	$—	$ 4,783,885,411
Short-Term Investment	234,692,602	—	—	234,692,602
TOTAL INVESTMENTS	$234,692,602	$4,783,885,411	$—	$5,018,578,013

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	267,420,369	$267,473,853	$540,298,095	$573,118,351	$18,582	$20,423	234,598,763	$234,692,602	$6,311,964
See accompanying notes to financial statements.
351

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$7,609,909,689	$7,419,364,477	$ 772,018,600
Investments in affiliated issuers, at value	404,604,524	418,852,767	15,188,101
Total Investments	8,014,514,213	7,838,217,244	787,206,701
Foreign currency, at value	1,232	430	—
Cash	17,591	2,017	396
Receivable for investments sold	50,631,854	132,494,173	—
Receivable for fund shares sold	28,221,785	170,612,393	4,751,759
Dividends receivable — affiliated issuers	937,460	86,396	7,347
Interest receivable — unaffiliated issuers	57,986,570	78,858,511	10,065,643
Securities lending income receivable — unaffiliated issuers	16,576	37,053	1,643
Securities lending income receivable — affiliated issuers	100,740	155,732	11,736
Receivable for foreign taxes recoverable	1,289	13,976	—
Due from broker	24,712	—	—
Other receivable	4,351	783	—
TOTAL ASSETS	8,152,458,373	8,220,478,708	802,045,225
LIABILITIES
Due to broker	1,029,000	—	—
Due to custodian	—	—	—
Payable upon return of securities loaned	225,390,669	379,129,285	14,421,220
Payable for investments purchased	261,787,897	170,061,362	4,748,872
Payable for fund shares repurchased	—	131,240,295	—
Advisory fee payable	148,524	249,992	25,066
Trustees’ fees and expenses payable	—	385	—
TOTAL LIABILITIES	488,356,090	680,681,319	19,195,158
NET ASSETS	$7,664,102,283	$7,539,797,389	$ 782,850,067
NET ASSETS CONSIST OF:
Paid-in capital	$8,276,843,788	$7,907,079,247	$ 922,484,455
Total distributable earnings (loss)	(612,741,505)	(367,281,858)	(139,634,388)
NET ASSETS	$7,664,102,283	$7,539,797,389	$ 782,850,067
NET ASSET VALUE PER SHARE
Net asset value per share	$ 25.63	$ 32.81	$ 23.76
Shares outstanding (unlimited amount authorized, $0.01 par value)	299,000,264	229,800,072	32,949,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,106,921,203	$7,574,979,512	$ 862,989,495
Investments in affiliated issuers	404,598,023	418,852,848	15,188,114
Total cost of investments	$ 8,511,519,226	$7,993,832,360	$ 878,177,609
Foreign currency, at cost	$ 1,192	$ 407	$ —
* Includes investments in securities on loan, at value	$ 313,584,926	$ 736,259,874	$ 24,318,291
See accompanying notes to financial statements.
352

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 8,459,379,312	$6,968,228,449	$5,540,407,938	$1,433,330,322	$4,438,879,094
612,205,273	283,368,293	130,042,477	29,484,023	32,220,873
9,071,584,585	7,251,596,742	5,670,450,415	1,462,814,345	4,471,099,967
—	—	—	—	—
—	4,156	—	—	1,405
23,978,019	21,448,559	45,495,321	13,784,634	23,599,137
20,323,863	26,778,102	—	—	—
52,539	206,184	53,977	9,223	36,228
74,866,411	64,781,826	41,637,497	5,012,589	35,935,316
3,576	14,367	26,241	226	13,891
101,650	46,650	43,540	10,405	23,188
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
9,190,910,643	7,364,876,586	5,757,706,991	1,481,631,422	4,530,709,132

—	—	—	—	—
—	592	—	—	—
607,093,504	152,693,900	126,553,411	27,744,164	22,012,363
44,678,849	175,928,799	49,988,238	14,839,378	34,857,368
—	—	—	—	—
207,188	237,835	141,735	147,615	114,916
—	1,788	—	2,506	—
651,979,541	328,862,914	176,683,384	42,733,663	56,984,647
$ 8,538,931,102	$7,036,013,672	$5,581,023,607	$1,438,897,759	$4,473,724,485

$10,362,444,320	$7,275,127,202	$5,677,891,150	$1,700,914,674	$4,670,654,424
(1,823,513,218)	(239,113,530)	(96,867,543)	(262,016,915)	(196,929,939)
$ 8,538,931,102	$7,036,013,672	$5,581,023,607	$1,438,897,759	$4,473,724,485

$ 29.03	$ 29.76	$ 29.04	$ 25.74	$ 28.55
294,100,000	236,400,000	192,200,000	55,900,450	156,700,336

$10,124,500,657	$6,966,893,126	$5,535,755,703	$1,614,326,329	$ 4,523,112,221
612,205,273	283,368,293	130,042,477	29,484,023	32,220,873
$10,736,705,930	$7,250,261,419	$5,665,798,180	$1,643,810,352	$4,555,333,094
$ —	$ —	$ —	$ —	$ —
$ 591,294,077	$ 268,504,082	$ 211,662,546	$ 27,170,170	$ 102,825,422
353

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2023 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,266,273,322	$1,201,167,480	$ 4,783,885,411
Investments in affiliated issuers, at value	240,444,468	52,904,125	234,692,602
Total Investments	3,506,717,790	1,254,071,605	5,018,578,013
Cash	—	—	1,672
Receivable for investments sold	10,361,417	733,794	46
Receivable for fund shares sold	30,451,752	—	6,619,812
Dividends receivable — affiliated issuers	134,448	18,974	1,043,710
Interest receivable — unaffiliated issuers	56,825,975	13,572,587	13,193,215
Securities lending income receivable — unaffiliated issuers	10,097	6,372	—
Securities lending income receivable — affiliated issuers	232,241	26,762	—
Receivable from Adviser	—	—	10,366
Receivable for foreign taxes recoverable	77,949	—	—
Other receivable	22	—	—
TOTAL ASSETS	3,604,811,691	1,268,430,094	5,039,446,834
LIABILITIES
Due to broker	—	—	997,681
Due to custodian	713,568	533,883	—
Payable upon return of securities loaned	219,523,495	48,880,728	—
Payable for investments purchased	45,548,571	2,804,112	234,457,486
Advisory fee payable	133,426	29,882	159,270
TOTAL LIABILITIES	265,919,060	52,248,605	235,614,437
NET ASSETS	$3,338,892,631	$1,216,181,489	$4,803,832,397
NET ASSETS CONSIST OF:
Paid-in capital	$3,329,621,109	$1,208,814,051	$5,517,763,186
Total distributable earnings (loss)	9,271,522	7,367,438	(713,930,789)
NET ASSETS	$3,338,892,631	$1,216,181,489	$4,803,832,397
NET ASSET VALUE PER SHARE
Net asset value per share	$ 23.43	$ 29.41	$ 22.07
Shares outstanding (unlimited amount authorized, $0.01 par value)	142,500,000	41,350,000	217,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,202,868,715	$1,183,295,094	$5,293,714,273
Investments in affiliated issuers	240,442,922	52,904,379	234,672,177
Total cost of investments	$ 3,443,311,637	$1,236,199,473	$5,528,386,450
* Includes investments in securities on loan, at value	$ 226,844,854	$ 104,518,298	$ —
See accompanying notes to financial statements.
354

[This Page Intentionally Left Blank]
355

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$122,075,340	$139,353,946	$ 17,894,377
Dividend income — affiliated issuers	4,413,582	453,451	49,202
Unaffiliated securities lending income	62,810	217,761	10,745
Affiliated securities lending income	468,023	862,564	62,710
TOTAL INVESTMENT INCOME (LOSS)	127,019,755	140,887,722	18,017,034
EXPENSES
Advisory fee	1,043,029	1,342,838	140,656
Trustees’ fees and expenses	33,404	32,411	3,511
Miscellaneous expenses	1,471	1,418	150
TOTAL EXPENSES	1,077,904	1,376,667	144,317
Expenses waived/reimbursed by the Adviser	(100,826)	—	—
NET EXPENSES	977,078	1,376,667	144,317
NET INVESTMENT INCOME (LOSS)	$126,042,677	$ 139,511,055	$ 17,872,717
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,608,132)	(40,665,089)	(5,607,161)
Investments — affiliated issuers	40,564	(6,564)	(56)
In-kind redemptions — unaffiliated issuers	(32,814,206)	(7,632,555)	(7,512,743)
Net realized gain (loss)	(39,381,774)	(48,304,208)	(13,119,960)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	183,603,174	250,663,186	33,708,037
Investments — affiliated issuers	4,420	(81)	(13)
Foreign currency translations	40	5	—
Net change in unrealized appreciation/depreciation	183,607,634	250,663,110	33,708,024
NET REALIZED AND UNREALIZED GAIN (LOSS)	144,225,860	202,358,902	20,588,064
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$270,268,537	$341,869,957	$ 38,460,781
See accompanying notes to financial statements.
356

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

128,596,233	163,107,806	$ 113,371,301	$ 22,222,824	$ 71,529,378
493,076	940,856	230,350	83,400	170,316
5,173	74,757	37,795	1,271	20,866
473,464	376,648	331,372	33,810	289,914
129,567,946	164,500,067	113,970,818	22,341,305	72,010,474

1,250,587	1,482,267	986,595	919,542	736,771
34,269	39,727	29,005	10,307	21,646
1,503	1,618	1,223	335	896
1,286,359	1,523,612	1,016,823	930,184	759,313
—	—	—	—	—
1,286,359	1,523,612	1,016,823	930,184	759,313
$128,281,587	$162,976,455	$ 112,953,995	$ 21,411,121	$ 71,251,161

(51,634,529)	(49,921,885)	(26,318,689)	(9,987,432)	(17,762,533)
—	—	—	—	—
(35,535,168)	(19,237,299)	(20,733,797)	(47,696,533)	(72,274,622)
(87,169,697)	(69,159,184)	(47,052,486)	(57,683,965)	(90,037,155)

20,769,954	187,704,954	114,068,256	56,613,079	153,755,976
—	—	—	—	—
6	(13)	—	—	—
20,769,960	187,704,941	114,068,256	56,613,079	153,755,976
(66,399,737)	118,545,757	67,015,770	(1,070,886)	63,718,821
$ 61,881,850	$281,522,212	$179,969,765	$ 20,340,235	$134,969,982
357

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 85,350,901	$23,052,149	$ 68,516,744
Dividend income — affiliated issuers	482,196	72,082	6,311,964
Unaffiliated securities lending income	79,835	33,966	—
Affiliated securities lending income	991,003	112,164	—
Foreign taxes withheld	(2,168)	—	—
TOTAL INVESTMENT INCOME (LOSS)	86,901,767	23,270,361	74,828,708
EXPENSES
Advisory fee	599,143	134,854	895,218
Trustees’ fees and expenses	8,115	3,631	21,875
Miscellaneous expenses	425	181	956
TOTAL EXPENSES	607,683	138,666	918,049
Expenses waived/reimbursed by the Adviser	—	—	(140,997)
NET EXPENSES	607,683	138,666	777,052
NET INVESTMENT INCOME (LOSS)	$ 86,294,084	$23,131,695	$ 74,051,656
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,892,961)	(2,233,973)	(5,654,966)
Investments — affiliated issuers	2,327	(784)	18,582
In-kind redemptions — unaffiliated issuers	(59,744)	(5,362,659)	—
Foreign currency transactions	(3)	—	—
Net realized gain (loss)	(15,950,381)	(7,597,416)	(5,636,384)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	135,171,237	55,013,455	76,189,490
Investments — affiliated issuers	1,543	(254)	20,423
Net change in unrealized appreciation/depreciation	135,172,780	55,013,201	76,209,913
NET REALIZED AND UNREALIZED GAIN (LOSS)	119,222,399	47,415,785	70,573,529
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$205,516,483	$70,547,480	$144,625,185
See accompanying notes to financial statements.
358

[This Page Intentionally Left Blank]
359

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 126,042,677	$ 185,306,214	$ 139,511,055	$ 203,371,633
Net realized gain (loss)	(39,381,774)	(202,663,135)	(48,304,208)	(185,879,722)
Net change in unrealized appreciation/depreciation	183,607,634	(39,864,533)	250,663,110	86,044,151
Net increase (decrease) in net assets resulting from operations	270,268,537	(57,221,454)	341,869,957	103,536,062
Net equalization credits and charges	1,344,182	880,714	2,000,754	3,068,844
Distributions to shareholders	(146,446,554)	(183,017,364)	(163,563,589)	(201,310,654)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,846,697,068	3,931,798,014	10,760,306,812	19,762,126,041
Cost of shares redeemed	(980,974,229)	(3,289,896,063)	(9,687,380,926)	(19,052,630,026)
Net income equalization	(1,344,182)	(880,714)	(2,000,754)	(3,068,844)
Other capital	421,278	1,118,882	262,466	669,479
Net increase (decrease) in net assets from beneficial interest transactions	864,799,935	642,140,119	1,071,187,598	707,096,650
Contribution from affiliate (Note 5)	—	8,417	—	—
Net increase (decrease) in net assets during the period	989,966,100	402,790,432	1,251,494,720	612,390,902
Net assets at beginning of period	6,674,136,183	6,271,345,751	6,288,302,669	5,675,911,767
NET ASSETS AT END OF PERIOD	$7,664,102,283	$ 6,674,136,183	$ 7,539,797,389	$ 6,288,302,669
SHARES OF BENEFICIAL INTEREST:
Shares sold	75,200,000	154,200,000	338,200,000	613,000,000
Shares redeemed	(39,500,000)	(128,900,000)	(304,400,000)	(591,000,000)
Net increase (decrease) from share transactions	35,700,000	25,300,000	33,800,000	22,000,000
See accompanying notes to financial statements.
360

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 17,872,717	$ 28,071,661	$ 128,281,587	$ 173,721,046	$ 162,976,455	$ 231,295,324
(13,119,960)	(78,188,077)	(87,169,697)	(300,778,065)	(69,159,184)	(191,262,802)
33,708,024	39,431,465	20,769,960	(232,172,581)	187,704,941	100,084,299
38,460,781	(10,684,951)	61,881,850	(359,229,600)	281,522,212	140,116,821
(94,751)	(125,593)	2,697,330	151,010	(2,428,650)	394,419
(20,506,096)	(27,318,843)	(147,816,007)	(167,540,784)	(191,777,719)	(220,064,345)

460,559,542	1,984,826,467	3,558,167,624	10,563,175,458	1,917,533,252	5,315,638,433
(403,223,858)	(1,849,031,005)	(1,943,664,155)	(8,880,883,640)	(2,995,453,999)	(4,576,953,717)
94,751	125,593	(2,697,330)	(151,010)	2,428,650	(394,419)
36,239	116,749	22,406	43,909	36,744	83,669
57,466,674	136,037,804	1,611,828,545	1,682,184,717	(1,075,455,353)	738,373,966
—	—	—	—	—	—
75,326,608	97,908,417	1,528,591,718	1,155,565,343	(988,139,510)	658,820,861
707,523,459	609,615,042	7,010,339,384	5,854,774,041	8,024,153,182	7,365,332,321
$ 782,850,067	$ 707,523,459	$ 8,538,931,102	$ 7,010,339,384	$ 7,036,013,672	$ 8,024,153,182

21,000,000	85,300,000	129,800,000	345,500,000	65,300,000	180,400,000
(18,600,000)	(80,100,000)	(70,300,000)	(288,200,000)	(101,900,000)	(155,200,000)
2,400,000	5,200,000	59,500,000	57,300,000	(36,600,000)	25,200,000
361

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF		SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 112,953,995	$ 120,729,261	$ 21,411,121	$ 103,521,451
Net realized gain (loss)	(47,052,486)	(99,494,035)	(57,683,965)	(197,800,572)
Net change in unrealized appreciation/depreciation	114,068,256	5,886,207	56,613,079	61,906,747
Net increase (decrease) in net assets resulting from operations	179,969,765	27,121,433	20,340,235	(32,372,374)
Net equalization credits and charges	(223,183)	1,167,943	4,948,703	15,203,731
Distributions to shareholders	(129,508,103)	(107,148,875)	(30,486,167)	(119,275,811)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,862,004,720	12,153,057,439	172,785,232	466,264,310
Cost of shares redeemed	(4,929,343,225)	(9,799,286,216)	(405,077,926)	(1,481,110,986)
Net income equalization	223,183	(1,167,943)	(4,948,703)	(15,203,731)
Other capital	24,717	42,574	1,304	1,986
Net increase (decrease) in net assets from beneficial interest transactions	(67,090,605)	2,352,645,854	(237,240,093)	(1,030,048,421)
Contribution from affiliate (Note 5)	—	—	—	—
Net increase (decrease) in net assets during the period	(16,852,126)	2,273,786,355	(242,437,322)	(1,166,492,875)
Net assets at beginning of period	5,597,875,733	3,324,089,378	1,681,335,081	2,847,827,956
NET ASSETS AT END OF PERIOD	$ 5,581,023,607	$ 5,597,875,733	$1,438,897,759	$ 1,681,335,081
SHARES OF BENEFICIAL INTEREST:
Shares sold	169,300,000	419,300,000	6,900,000	17,500,000
Shares redeemed	(171,600,000)	(337,700,000)	(16,100,000)	(55,900,000)
Net increase (decrease) from share transactions	(2,300,000)	81,600,000	(9,200,000)	(38,400,000)
See accompanying notes to financial statements.
362

SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF		SPDR Portfolio Corporate Bond ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 71,251,161	$ 93,346,013	$ 86,294,084	$ 61,786,708	$ 23,131,695	$ 22,976,556
(90,037,155)	(319,144,449)	(15,950,381)	(24,895,905)	(7,597,416)	(18,919,586)
153,755,976	126,980,306	135,172,780	34,660,637	55,013,201	8,689,448
134,969,982	(98,818,130)	205,516,483	71,551,440	70,547,480	12,746,418
495,003	(1,854,948)	4,407,795	509,156	1,398,293	493,614
(81,934,235)	(85,054,475)	(98,470,422)	(60,734,530)	(27,291,173)	(21,650,692)

5,107,870,154	17,436,976,286	2,509,239,165	796,195,300	593,676,602	571,526,058
(5,082,278,898)	(16,684,744,488)	(386,617,978)	(383,224,358)	(135,068,708)	(189,517,492)
(495,003)	1,854,948	(4,407,795)	(509,156)	(1,398,293)	(493,614)
16,413	52,794	60,255	16,563	6,371	19,006
25,112,666	754,139,540	2,118,273,647	412,478,349	457,215,972	381,533,958
—	—	—	—	—	888
78,643,416	568,411,987	2,229,727,503	423,804,415	501,870,572	373,124,186
4,395,081,069	3,826,669,082	1,109,165,128	685,360,713	714,310,917	341,186,731
$ 4,473,724,485	$ 4,395,081,069	$3,338,892,631	$1,109,165,128	$1,216,181,489	$ 714,310,917

183,800,000	606,000,000	111,100,000	35,100,000	21,350,000	19,850,000
(182,500,000)	(580,500,000)	(17,300,000)	(17,000,000)	(4,800,000)	(6,600,000)
1,300,000	25,500,000	93,800,000	18,100,000	16,550,000	13,250,000
363

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 74,051,656	$ 109,677,483
Net realized gain (loss)	(5,636,384)	(25,325,098)
Net change in unrealized appreciation/depreciation	76,209,913	(140,072,156)
Net increase (decrease) in net assets resulting from operations	144,625,185	(55,719,771)
Net equalization credits and charges	447,669	839,961
Distributions to shareholders	(88,217,277)	(120,700,479)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	379,712,776	782,032,796
Cost of shares redeemed	(14,895,626)	(198,699,219)
Net income equalization	(447,669)	(839,961)
Other capital	130,616	327,234
Net increase (decrease) in net assets from beneficial interest transactions	364,500,097	582,820,850
Net increase (decrease) in net assets during the period	421,355,674	407,240,561
Net assets at beginning of period	4,382,476,723	3,975,236,162
NET ASSETS AT END OF PERIOD	$4,803,832,397	$4,382,476,723
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,800,000	35,700,000
Shares redeemed	(700,000)	(9,100,000)
Net increase (decrease) from share transactions	17,100,000	26,600,000
See accompanying notes to financial statements.
364

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 25.35	$ 26.35	$ 30.00	$ 30.79	$ 29.16	$ 27.88
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	0.74	0.55	0.58	0.76	0.85
Net realized and unrealized gain (loss) (b)	0.35	(1.01)	(3.59)	(0.69)	1.67	1.28
Total from investment operations	0.80	(0.27)	(3.04)	(0.11)	2.43	2.13
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.01	0.01
Contribution from affiliate (Note 5)	—	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.52)	(0.73)	(0.61)	(0.69)	(0.82)	(0.86)
Net asset value, end of period	$ 25.63	$ 25.35	$ 26.35	$ 30.00	$ 30.79	$ 29.16
Total return (d)	3.27%	(1.01)%(e)	(10.30)%	(0.33)%	8.53%	7.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,664,102	$6,674,136	$6,271,346	$6,158,989	$5,153,746	$4,076,733
Ratios to average net assets:
Total expenses	0.03%(f)	0.04%	0.03%	0.04%	0.04%	0.04%
Net expenses	0.03%(f)	0.03%	0.03%	0.03%	0.04%	0.04%
Net investment income (loss)	3.63%(f)	2.90%	1.90%	1.90%	2.56%	3.02%
Portfolio turnover rate	5%(g)(h)	12%(h)	18%(h)	24%(h)	101%	82%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2023, the total return would have remained (1.01)%.
(f)	Annualized.
(g)	Not annualized.
(h)	The portfolio turnover calculated for the period ended 12/31/23 and years ended 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 30%, 68%, 104% and 103%, respectively.
See accompanying notes to financial statements.
365

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 32.08	$ 32.62	$ 36.68	$ 36.45	$ 34.91	$ 33.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	1.07	0.59	0.62	0.96	1.10
Net realized and unrealized gain (loss) (b)	0.83	(0.58)	(4.05)	0.28	1.56	1.62
Total from investment operations	1.49	0.49	(3.46)	0.90	2.52	2.72
Net equalization credits and charges (a)	0.01	0.02	0.00(c)	(0.00)(c)	0.01	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.77)	(1.05)	(0.60)	(0.67)	(0.99)	(1.09)
Net asset value, end of period	$ 32.81	$ 32.08	$ 32.62	$ 36.68	$ 36.45	$ 34.91
Total return (d)	4.78%	1.63%	(9.54)%	2.47%	7.37%	8.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,539,797	$6,288,303	$5,675,912	$6,682,402	$6,334,747	$4,786,803
Ratios to average net assets:
Total expenses	0.04%(e)	0.05%	0.05%	0.07%	0.07%	0.07%
Net investment income (loss)	4.16%(e)	3.33%	1.68%	1.69%	2.71%	3.29%
Portfolio turnover rate (f)	13%(g)	26%	28%	26%	35%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
366

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 23.16	$ 24.05	$ 31.78	$ 31.45	$ 28.73	$ 26.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	1.05	0.95	0.96	1.08	1.16
Net realized and unrealized gain (loss) (b)	0.69	(0.90)	(7.72)	0.31	2.73	2.54
Total from investment operations	1.25	0.15	(6.77)	1.27	3.81	3.70
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	(0.01)	0.01	(0.01)	0.03
Other capital (a)	0.00(c)	0.00(c)	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.65)	(1.04)	(0.96)	(0.96)	(1.09)	(1.16)
Net asset value, end of period	$ 23.76	$ 23.16	$ 24.05	$ 31.78	$ 31.45	$ 28.73
Total return (d)	5.66%	0.73%	(21.79)%	4.18%	13.51%	14.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$782,850	$707,523	$609,615	$999,468	$731,099	$642,007
Ratios to average net assets:
Total expenses	0.04%(e)	0.05%	0.05%	0.07%	0.07%	0.07%
Net investment income (loss)	5.08%(e)	4.53%	3.22%	3.02%	3.59%	4.41%
Portfolio turnover rate (f)	4%(g)	18%	16%	15%	22%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
367

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 29.88	$ 33.02	$ 41.28	$ 46.93	$ 38.24	$ 35.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.49	0.88	0.74	0.70	0.89	0.98
Net realized and unrealized gain (loss) (b)	(0.79)	(3.16)	(8.30)	(5.67)	8.71	3.17
Total from investment operations	(0.30)	(2.28)	(7.56)	(4.97)	9.60	4.15
Net equalization credits and charges (a)	0.01	0.00(c)	0.03	0.02	(0.01)	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.56)	(0.86)	(0.73)	(0.70)	(0.90)	(0.98)
Net asset value, end of period	$ 29.03	$ 29.88	$ 33.02	$ 41.28	$ 46.93	$ 38.24
Total return (d)	(0.82)%	(6.91)%	(18.51)%	(10.61)%	25.37%	12.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,538,931	$7,010,339	$5,854,774	$3,604,056	$2,412,329	$2,378,826
Ratios to average net assets:
Total expenses	0.04%(e)	0.07%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	3.58%(e)	2.87%	1.92%	1.62%	2.11%	2.79%
Portfolio turnover rate (f)	2%(g)	4%	4%	6%	12%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
368

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 29.39	$ 29.72	$ 31.28	$ 31.31	$ 30.77	$ 30.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.65	0.90	0.30	0.41	0.76	0.85
Net realized and unrealized gain (loss) (b)	0.50	(0.38)	(1.49)	0.03	0.56	0.58
Total from investment operations	1.15	0.52	(1.19)	0.44	1.32	1.43
Net equalization credits and charges (a)	(0.01)	0.00(c)	(0.00)(c)	0.00(c)	0.01	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.77)	(0.85)	(0.32)	(0.47)	(0.79)	(0.83)
Net realized gains	—	—	(0.05)	—	—	—
Total distributions	(0.77)	(0.85)	(0.37)	(0.47)	(0.79)	(0.83)
Net asset value, end of period	$ 29.76	$ 29.39	$ 29.72	$ 31.28	$ 31.31	$ 30.77
Total return (d)	3.93%	1.79%	(3.84)%	1.39%	4.41%	4.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,036,014	$8,024,153	$7,365,332	$7,735,176	$6,663,011	$5,263,916
Ratios to average net assets:
Total expenses	0.04%(e)	0.05%	0.05%	0.07%	0.07%	0.07%
Net investment income (loss)	4.40%(e)	3.04%	0.97%	1.31%	2.45%	2.80%
Portfolio turnover rate (f)	22%(g)	47%	56%	56%	54%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
369

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 28.78	$ 29.44	$ 30.63	$ 30.71	$ 30.00	$ 29.55
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	0.80	0.12	0.07	0.42	0.71
Net realized and unrealized gain (loss) (b)	0.34	(0.79)	(1.21)	(0.07)	0.80	0.42
Total from investment operations	0.92	0.01	(1.09)	0.00(c)	1.22	1.13
Net equalization credits and charges (a)	(0.00)(c)	0.01	(0.00)(c)	(0.00)(c)	0.01	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.66)	(0.68)	(0.10)	(0.08)	(0.52)	(0.70)
Net asset value, end of period	$ 29.04	$ 28.78	$ 29.44	$ 30.63	$ 30.71	$ 30.00
Total return (d)	3.24%	0.09%	(3.55)%	0.01%	4.12%	3.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,581,024	$5,597,876	$3,324,089	$3,497,886	$3,199,928	$1,320,125
Ratios to average net assets:
Total expenses	0.04%(e)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.00%(e)	2.76%	0.40%	0.23%	1.39%	2.39%
Portfolio turnover rate (f)	26%(g)	50%	52%	55%	55%	52%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
370

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 25.83	$ 27.52	$ 31.15	$ 30.10	$ 28.30	$ 27.76
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	1.22	1.88	1.06	0.23	0.65
Net realized and unrealized gain (loss) (c)	(0.03)	(1.77)	(3.48)	0.96	2.19	0.70
Total from investment operations	0.32	(0.55)	(1.60)	2.02	2.42	1.35
Net equalization credits and charges (b)	0.08	0.18	(0.08)	(0.13)	(0.01)	(0.06)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.49)	(1.32)	(1.95)	(0.84)	(0.61)	(0.75)
Net asset value, end of period	$ 25.74	$ 25.83	$ 27.52	$ 31.15	$ 30.10	$ 28.30
Total return (e)	1.64%	(1.42)%	(5.81)%	6.34%	8.66%	4.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,438,898	$1,681,335	$2,847,828	$2,604,257	$1,790,965	$1,646,827
Ratios to average net assets:
Total expenses	0.12%(f)	0.13%	0.12%	0.12%	0.13%	0.15%
Net investment income (loss)	2.79%(f)	4.59%	6.15%	3.44%	0.79%	2.38%
Portfolio turnover rate (g)	7%(h)	14%	14%	13%	16%	14%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
371

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 28.28	$ 29.46	$ 32.38	$ 33.21	$ 30.91	$ 29.35
Income (loss) from investment operations:
Net investment income (loss) (b)	0.47	0.65	0.25	0.13	0.47	0.66
Net realized and unrealized gain (loss) (c)	0.34	(1.21)	(2.94)	(0.81)	2.31	1.57
Total from investment operations	0.81	(0.56)	(2.69)	(0.68)	2.78	2.23
Net equalization credits and charges (b)	0.00(d)	(0.01)	0.00(d)	(0.01)	0.03	(0.00)(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.54)	(0.61)	(0.23)	(0.14)	(0.51)	(0.67)
Net asset value, end of period	$ 28.55	$ 28.28	$ 29.46	$ 32.38	$ 33.21	$ 30.91
Total return (e)	2.90%	(1.94)%	(8.34)%	(2.08)%	9.18%	7.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,473,724	$4,395,081	$3,826,669	$3,069,652	$4,173,902	$1,706,199
Ratios to average net assets:
Total expenses	0.04%(f)	0.07%	0.06%	0.06%	0.06%	0.09%
Net investment income (loss)	3.38%(f)	2.26%	0.81%	0.41%	1.46%	2.22%
Portfolio turnover rate (g)	9%(h)	19%	22%	24%	22%	24%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
372

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 22.78	$ 22.40	$ 26.84	$ 24.38	$ 26.17	$ 25.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.90	1.57	1.24	1.37	1.53	1.24
Net realized and unrealized gain (loss) (b)	0.73	0.37	(4.40)	2.49	(1.74)	0.80
Total from investment operations	1.63	1.94	(3.16)	3.86	(0.21)	2.04
Net equalization credits and charges (a)	0.05	0.01	0.04	0.05	0.01	0.00(c)
Contribution from affiliate (Note 5)	—	—	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.03)	(1.57)	(1.32)	(1.45)	(1.60)	(1.20)
Net asset value, end of period	$ 23.43	$ 22.78	$ 22.40	$ 26.84	$ 24.38	$ 26.17
Total return (d)	7.65%	8.96%	(12.19)%(e)	16.41%	(0.78)%	8.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,338,893	$1,109,165	$685,361	$408,033	$102,391	$75,901
Ratios to average net assets:
Total expenses	0.06%(f)	0.10%	0.10%	0.13%	0.15%	0.34%
Net expenses	0.06%(f)	0.10%	0.10%	0.13%	0.15%	0.26%
Net investment income (loss)	7.91%(f)	6.91%	4.87%	5.25%	6.06%	4.89%
Portfolio turnover rate (g)	18%(h)	25%	31%	54%	53%	75%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (12.19)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
373

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 28.80	$ 29.54	$ 35.37	$ 35.10	$ 33.02	$ 30.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	1.26	0.84	0.87	1.09	1.19
Net realized and unrealized gain (loss) (b)	0.68	(0.83)	(5.75)	0.32	2.08	1.93
Total from investment operations	1.41	0.43	(4.91)	1.19	3.17	3.12
Net equalization credits and charges (a)	0.04	0.03	0.00(c)	0.02	0.03	0.07
Contribution from affiliate (Note 5)	—	0.00(c)	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.84)	(1.20)	(0.84)	(0.90)	(1.12)	(1.17)
Net realized gains	—	—	(0.08)	(0.04)	—	—
Total distributions	(0.84)	(1.20)	(0.92)	(0.94)	(1.12)	(1.17)
Net asset value, end of period	$ 29.41	$ 28.80	$ 29.54	$ 35.37	$ 35.10	$ 33.02
Total return (d)	5.18%	1.66%(e)	(14.17)%(f)	3.49%	9.89%	10.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,216,181	$714,311	$341,187	$348,427	$194,813	$74,285
Ratios to average net assets:
Total expenses	0.03%(g)	0.03%	0.03%	0.06%	0.06%	0.06%
Net investment income (loss)	5.15%(g)	4.37%	2.50%	2.47%	3.21%	3.81%
Portfolio turnover rate (h)	9%(i)	20%	21%	21%	24%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.66%.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (14.17)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
374

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 21.85	$ 22.85	$ 25.84	$ 26.74	$ 26.09	$ 25.43
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.60	0.34	0.21	0.54	0.75
Net realized and unrealized gain (loss) (b)	0.29	(0.94)	(2.70)	(0.41)	0.85	0.76
Total from investment operations	0.64	(0.34)	(2.36)	(0.20)	1.39	1.51
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01	0.03	0.06	0.00(c)
Contribution from affiliate (Note 5)	—	—	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.42)	(0.66)	(0.64)	(0.73)	(0.82)	(0.87)
Net asset value, end of period	$ 22.07	$ 21.85	$ 22.85	$ 25.84	$ 26.74	$ 26.09
Total return (d)	3.02%	(1.46)%	(9.25)%(e)	(0.66)%	5.69%	6.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,803,832	$4,382,477	$3,975,236	$3,903,717	$2,000,022	$224,402
Ratios to average net assets:
Total expenses	0.04%(f)	0.05%	0.04%	0.05%	0.06%	0.06%
Net expenses	0.03%(f)	0.04%	0.03%	0.05%	0.04%	0.05%
Net investment income (loss)	3.31%(f)	2.72%	1.36%	0.81%	2.02%	2.96%
Portfolio turnover rate (g)	5%(h)(i)	14%(i)	26%(i)	37%(i)	298%	245%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (9.25)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	The portfolio turnover calculated for the period ended 12/31/23 and years ended 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 56%, 125%, 157% and 222%, respectively.
See accompanying notes to financial statements.
375

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations
376

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
377

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
378

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
379

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.03%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Treasury ETF	0.03 (1)
SPDR Portfolio Short Term Corporate Bond ETF	0.04
SPDR Portfolio Short Term Treasury ETF	0.03 (1)
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.03 (1)
SPDR Portfolio High Yield Bond ETF	0.05 (1)
SPDR Portfolio Corporate Bond ETF	0.03
SPDR Portfolio Mortgage Backed Bond ETF	0.04
(1)	Effective August 1, 2023 the Management Fee was reduced for the following Funds as follows: SPDR Portfolio Long Term Treasury ETF from 0.06% to 0.03%, SPDR Portfolio Short Term Treasury ETF from 0.06% to 0.03%, SPDR Portfolio Intermediate Term Treasury ETF from 0.06% to 0.03% and SPDR Portfolio High Yield Bond ETF from 0.10% to 0.05%.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
380

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2023, SSGA FM agreed to make a contribution of $8,417 to the SPDR Portfolio Aggregate Bond ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2023, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$ 407,902,471	$ 206,158,739	$ 128,805,741	$ 140,115,000
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	879,984,248	943,040,871
SPDR Portfolio Long Term Corporate Bond ETF	—	—	31,556,457	26,304,984
SPDR Portfolio Long Term Treasury ETF	138,441,296	133,775,352	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,627,493,328	1,682,792,037
SPDR Portfolio Short Term Treasury ETF	1,423,284,359	1,486,021,855	—	—
SPDR Portfolio TIPS ETF	105,808,878	128,003,155	—	—
SPDR Portfolio Intermediate Term Treasury ETF	362,397,911	379,274,691	—	—
SPDR Portfolio High Yield Bond ETF	—	—	386,406,979	392,310,488
SPDR Portfolio Corporate Bond ETF	—	—	78,038,820	82,944,717
SPDR Portfolio Mortgage Backed Bond ETF	—	—	445,990,934	211,264,747
For the period ended December 31, 2023, the following  Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$ 1,290,742,293	$ 678,763,649	$(32,814,206)
SPDR Portfolio Intermediate Term Corporate Bond ETF	10,575,838,762	9,496,466,863	(7,632,555)
SPDR Portfolio Long Term Corporate Bond ETF	448,193,815	396,800,680	(7,512,743)
SPDR Portfolio Long Term Treasury ETF	3,507,355,007	1,920,176,147	(35,535,168)
SPDR Portfolio Short Term Corporate Bond ETF	1,894,928,638	2,943,340,049	(19,237,299)
SPDR Portfolio Short Term Treasury ETF	4,810,809,233	4,854,172,067	(20,733,797)
SPDR Portfolio TIPS ETF	188,017,565	412,807,948	(47,696,533)
SPDR Portfolio Intermediate Term Treasury ETF	5,057,731,541	5,034,585,264	(72,274,622)
381

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio High Yield Bond ETF	$ 2,426,022,344	$ 374,337,458	$ (59,744)
SPDR Portfolio Corporate Bond ETF	586,170,363	133,253,958	(5,362,659)
SPDR Portfolio Mortgage Backed Bond ETF	138,115,005	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2023, SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$ 8,512,778,934	$64,204,661	$ 562,469,382	$ (498,264,721)
SPDR Portfolio Intermediate Term Corporate Bond ETF	7,997,656,587	64,745,546	224,184,889	(159,439,343)
SPDR Portfolio Long Term Corporate Bond ETF	878,348,463	6,884,958	98,026,720	(91,141,762)
SPDR Portfolio Long Term Treasury ETF	10,736,705,930	41,842,076	1,706,963,421	(1,665,121,345)
SPDR Portfolio Short Term Corporate Bond ETF	7,252,980,371	42,085,130	43,468,759	(1,383,629)
SPDR Portfolio Short Term Treasury ETF	5,665,798,180	25,900,214	21,247,979	4,652,235
SPDR Portfolio TIPS ETF	1,644,470,515	1,530,081	183,186,251	(181,656,170)
SPDR Portfolio Intermediate Term Treasury ETF	4,555,333,094	23,118,199	107,351,326	(84,233,127)
SPDR Portfolio High Yield Bond ETF	3,445,924,793	92,543,288	31,750,291	60,792,997
SPDR Portfolio Corporate Bond ETF	1,236,324,110	37,227,892	19,480,397	17,747,495
SPDR Portfolio Mortgage Backed Bond ETF	5,528,457,661	22,801,525	532,681,173	(509,879,648)
382

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 313,584,926	$ 225,390,669	$ 95,198,990	$ 320,589,659
SPDR Portfolio Intermediate Term Corporate Bond ETF	736,259,874	379,129,285	372,232,183	751,361,468
SPDR Portfolio Long Term Corporate Bond ETF	24,318,291	14,421,220	10,502,800	24,924,020
SPDR Portfolio Long Term Treasury ETF	591,294,077	607,093,504	—	607,093,504
SPDR Portfolio Short Term Corporate Bond ETF	268,504,082	152,693,900	121,185,270	273,879,170
SPDR Portfolio Short Term Treasury ETF	211,662,546	126,553,411	89,485,461	216,038,872
SPDR Portfolio TIPS ETF	27,170,170	27,744,164	—	27,744,164
SPDR Portfolio Intermediate Term Treasury ETF	102,825,422	22,012,363	82,900,429	104,912,792
SPDR Portfolio High Yield Bond ETF	226,844,854	219,523,495	12,047,293	231,570,788
SPDR Portfolio Corporate Bond ETF	104,518,298	48,880,728	57,944,293	106,825,021
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$100,578,822	$—	$—	$—	$100,578,822	$100,578,822
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	9,690,938	—	—	—	9,690,938	9,690,938
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	9,470,110	—	—	—	9,470,110	9,470,110
383

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	$105,650,799	$—	$—	$—	$105,650,799	$105,650,799
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	379,104,160	—	—	—	379,104,160	379,104,160
SPDR Portfolio Intermediate Term Corporate Bond ETF	Foreign Government Obligations	25,125	—	—	—	25,125	25,125
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	14,421,220	—	—	—	14,421,220	14,421,220
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	607,093,504	—	—	—	607,093,504	607,093,504
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	152,693,900	—	—	—	152,693,900	152,693,900
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	126,553,411	—	—	—	126,553,411	126,553,411
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	27,744,164	—	—	—	27,744,164	27,744,164
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	22,012,363	—	—	—	22,012,363	22,012,363
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	219,523,495	—	—	—	219,523,495	219,523,495
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	48,880,728	—	—	—	48,880,728	48,880,728
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2023:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2023.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
384

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
13.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
385

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.03%	$1,032.70	$0.15	$1,025.00	$0.15
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04	1,047.80	0.21	1,024.90	0.20
SPDR Portfolio Long Term Corporate Bond ETF	0.04	1,056.60	0.21	1,024.90	0.20
SPDR Portfolio Long Term Treasury ETF	0.04	991.80	0.20	1,024.90	0.20
SPDR Portfolio Short Term Corporate Bond ETF	0.04	1,039.30	0.21	1,024.90	0.20
SPDR Portfolio Short Term Treasury ETF	0.04	1,032.40	0.20	1,024.90	0.20
SPDR Portfolio TIPS ETF	0.12	1,016.40	0.61	1,024.50	0.61
SPDR Portfolio Intermediate Term Treasury ETF	0.04	1,029.00	0.20	1,024.90	0.20
SPDR Portfolio High Yield Bond ETF	0.06	1,076.50	0.31	1,024.80	0.31
SPDR Portfolio Corporate Bond ETF	0.03	1,051.80	0.15	1,025.00	0.15
SPDR Portfolio Mortgage Backed Bond ETF	0.03	1,030.20	0.15	1,025.00	0.15
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
386

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
387

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
“ICE Data” and “the ICE BofAML U.S. High Yield Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE
ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRSTPTFISAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a)

Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: March 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: March 6, 2024